                                                         PIMCO FUNDS

                                 [GRAPH]



                                            PACIFIC INVESTMENT MANAGEMENT SERIES



                                                              SEMI-ANNUAL REPORT
                                                              SEPTEMBER 30, 1999

HIGH GRADE SPREADS

    DATE                FNMA Current Coupon           AA Rated Corporates
Jan-1990                             141.70                        121.94
Feb-1990                             140.77                        105.15
Mar-1990                             135.89                        104.29
Apr-1990                             131.85                        102.45
May-1990                             127.39                         95.54
Jun-1990                             126.11                         98.33
Jul-1990                             115.81                         99.86
Aug-1990                             100.51                         99.52
Sep-1990                             105.46                         90.29
Oct-1990                             119.67                        101.12
Nov-1990                             126.93                        120.56
Dec-1990                             123.70                        123.18
Jan-1991                             115.97                        128.65
Feb-1991                             113.94                        128.03
Mar-1991                             109.78                        114.89
Apr-1991                             109.26                        105.38
May-1991                             100.34                        102.97
Jun-1991                             102.30                         97.37
Jul-1991                              91.29                         93.68
Aug-1991                              96.26                         92.57
Sep-1991                             101.54                         99.29
Oct-1991                              85.79                        105.43
Nov-1991                              96.24                        101.48
Dec-1991                              95.94                        103.40
Jan-1992                              94.93                        121.60
Feb-1992                              87.86                        104.38
Mar-1992                              97.71                         97.35
Apr-1992                              80.40                         93.77
May-1992                              77.68                         93.04
Jun-1992                              83.66                         93.58
Jul-1992                              96.52                         93.90
Aug-1992                              85.75                        101.15
Sep-1992                             102.14                        103.87
Oct-1992                             113.49                        111.15
Nov-1992                             100.67                        105.52
Dec-1992                              91.67                        101.12
Jan-1993                              87.30                        104.96
Feb-1993                             102.62                        106.93
Mar-1993                             100.26                        112.07
Apr-1993                             103.28                        108.54
May-1993                              98.47                        108.31
Jun-1993                              97.00                        101.44
Jul-1993                              91.48                        101.18
Aug-1993                              99.73                         99.17
Sep-1993                             102.58                        105.97
Oct-1993                             105.02                        108.74
Nov-1993                             111.26                        105.13
Dec-1993                              99.49                         98.83
Jan-1994                              95.02                         95.23
Feb-1994                              98.10                         91.56
Mar-1994                             108.24                         84.62
Apr-1994                             105.52                         82.80
May-1994                             100.36                         79.28
Jun-1994                             103.36                         78.13
Jul-1994                              95.52                         75.00
Aug-1994                              95.43                         74.03
Sep-1994                              94.05                         72.64
Oct-1994                              87.04                         71.07
Nov-1994                             100.48                         69.77
Dec-1994                             106.93                         70.51
Jan-1995                              98.89                         71.29
Feb-1995                              94.90                         73.55
Mar-1995                             103.35                         73.69
Apr-1995                             103.38                         73.60
May-1995                             111.29                         71.45
Jun-1995                             121.99                         78.11
Jul-1995                             114.52                         81.27
Aug-1995                             115.44                         77.32
Sep-1995                             116.43                         65.05
Oct-1995                             119.08                         64.84
Nov-1995                             127.27                         70.99
Dec-1995                             118.05                         68.84
Jan-1996                             117.60                         70.26
Feb-1996                             118.78                         68.38
Mar-1996                             122.60                         63.52
Apr-1996                             112.24                         59.81
May-1996                             112.13                         57.36
Jun-1996                             107.27                         56.15
Jul-1996                             106.81                         56.11
Aug-1996                             108.03                         55.97
Sep-1996                             107.94                         53.73
Oct-1996                             110.31                         53.95
Nov-1996                             113.76                         53.28
Dec-1996                             110.91                         55.83
Jan-1997                              98.26                         53.98
Feb-1997                             100.49                         51.56
Mar-1997                              99.74                         48.54
Apr-1997                              94.67                         49.32
May-1997                              93.64                         52.08
Jun-1997                              93.35                         51.10
Jul-1997                             101.69                         50.62
Aug-1997                              94.29                         54.36
Sep-1997                              98.22                         53.64
Oct-1997                             108.33                         56.10
Nov-1997                             106.99                         73.75
Dec-1997                             102.43                         68.03
Jan-1998                             109.93                         65.66
Feb-1998                             108.74                         69.80
Mar-1998                             106.45                         63.34
Apr-1998                             102.69                         62.08
May-1998                             106.05                         59.80
Jun-1998                             111.87                         61.43
Jul-1998                             109.86                         68.43
Aug-1998                             134.14                         68.48
Sep-1998                             167.23                        101.74
Oct-1998                             178.07                        102.56
Nov-1998                             161.88                        111.26
Dec-1998                             163.90                         92.31
Jan-1999                             159.57                         89.96
Feb-1999                             136.86                         87.75
Mar-1999                             137.12                         80.80
Apr-1999                             126.61                         78.63
May-1999                             134.74                         80.95
Jun-1999                             138.07                         83.66
Jul-1999                             158.62                         89.38
Aug-1999                             167.27                         98.51
Sep-1999                             151.26                        101.45

Source: Salomon Brothers Yield Book

On the cover:
Depicted on the front cover and in greater detail here is a graph of high-grade mortgage and corporate spreads for the period from January 1990 to September 1999. The graph compares both the FNMA current coupon and the yield on AA rated corporate bonds to the 10-year Treasury Bond. Historical graphs such as this assist PIMCO in evaluating long-term trends in the financial markets.

As the graph illustrates, in recent periods, mortgages have generally offered a more attractive risk/reward tradeoff than high quality corporates. Enhancing yield is an important tool that PIMCO uses to generate superior portfolio returns as interest rates continue to fluctuate in a relatively narrow range. Managing credit risk is also important, given the high levels of individual and corporate indebtedness and prospects for slower economic growth. Agency mortgages are one source of incremental yield that present virtually no credit risk. Corporate bonds offer attractive yield premiums but may suffer adverse price performance should credit quality deteriorate. At current levels, mortgages offer historically attractive yield spreads over both Treasuries and high grade corporate bonds and form an important core allocation in many of the PIMCO Funds portfolios.

Contents

Chairman's Message ........................................................    1
Market Review .............................................................    2
Service Update ............................................................    3
An Interview with William Gross ...........................................    4
Financial Highlights ......................................................   30
Statements of Assets and Liabilities ......................................   40
Statements of Operations ..................................................   44
Statements of Changes in Net Assets .......................................   48
Statements of Cash Flows ..................................................   54
Notes to Financial Statements .............................................  143

                                                                           Fund     Schedule of
                                                                           Summary  Investments
Total Return Fund .....................................................        5         55
Total Return Fund II ..................................................        6         77
Total Return Fund III .................................................        7         80
Moderate Duration Fund ................................................        8         83
Low Duration Fund .....................................................        9         86
Low Duration Fund II ..................................................       10         93
Low Duration Fund III .................................................       11         95
Short-Term Fund .......................................................       12         96
Money Market Fund .....................................................       13         99
Long-Term U.S. Government Fund ........................................       14        100
High Yield Fund .......................................................       15        103
Total Return Mortgage Fund ............................................       16        108
Low Duration Mortgage Fund ............................................       17        109
Real Return Bond Fund .................................................       18        110
Foreign Bond Fund .....................................................       19        112
Global Bond Fund ......................................................       20        117
Global Bond Fund II ...................................................       21        122
Emerging Markets Bond Fund ............................................       22        127
Strategic Balanced Fund ...............................................       23        129
Convertible Bond Fund .................................................       24        132
StocksPLUS Fund .......................................................       25        134
Municipal Bond Fund ...................................................       26        138
California Intermediate Municipal Bond Fund ...........................       27        140
New York Intermediate Municipal Bond Fund .............................       28        141
Short Duration Municipal Income Fund ..................................       29        142

Chairman's Letter



PIMCO Advisors Holdings L.P. (NYSE:PA), its operating subsidiary PIMCO Advisors L.P. and Allianz AG (EURO:ALV) announced that they have reached a definitive agreement for Allianz AG to acquire majority ownership of PIMCO Advisors, including all of the interests held at PIMCO Advisors Holdings L.P. Under the terms of the agreement, at the closing the units of PA Holdings will be exchanged by way of a merger and there will be no further public ownership of PIMCO Advisors. Additionally, key employees at each of PIMCO Advisors' investment units, including PIMCO's Bill Gross, have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff.



Dear PIMCO Funds Shareholder:

The stock and bond markets have produced mixed results over the past six months despite continued strength in the U.S. economy. The stock market has taken investors on a bit of a roller coaster ride, with the technology sector, excluding Internet stocks, remaining one of the few areas of the market to outperform.

Some sectors of the bond markets experienced turbulence as investors reacted negatively to the continued strength of the U.S. economy and to rising interest rates. Investor sentiment was reflected by an increase in U.S. Treasury rates across the maturity spectrum, with rates on intermediate maturities rising the most. The yield on the benchmark 30-year Treasury increased by 0.43% to finish the six-month period at 6.05%.

In an effort to quell the prospect of rising inflation, the Federal Reserve Board raised the fed funds rate by 0.25% twice during the past six months, setting the rate at 5.25% and taking away two of the three rate reductions initiated during autumn of 1998. With the latest increase, the Fed indicated that they would maintain a neutral policy bias and stated that this increase "together with the policy action in June and the firming of conditions more generally in U.S. financial markets over recent months, should markedly diminish the risk of rising inflation going forward." That wording helped to reassure investors concerned about the potential for additional Fed rate hikes.

A considerable worry for investors during the period was the decline of the U.S. dollar, especially versus the Japanese yen, which threatened to boost inflation by pushing up import prices. The dollar's decline stemmed from a record U.S. trade deficit and raised the prospect that international investors may move capital from the U.S. markets to growing Asian and European economies. The strength of the dollar is more important now because of the growing percentage of domestic consumption satisfied by imports.

Despite volatility in the financial markets, the Funds in the Pacific Investment Management Series have continued to experience strong relative performance across the board. Also, PIMCO Funds has continued to attract new bond investors at a rapid rate: we recently surpassed the $50 billion mark in assets under management, making ours one the country's fastest growing fund families.

To provide our shareholders with a broader array of investment options, we have added four new Funds to the family during the period: the Convertible Bond, California Intermediate Municipal Bond, New York Intermediate Municipal Bond and Short Duration Municipal Bond Funds. These additions will provide investors with increased flexibility when selecting the most beneficial Fund instrument based on their particular financial circumstances.

On the following pages you will find an analysis of the stock and bond markets, commentary from PIMCO's Bill Gross and specific details as to each Fund's portfolio and total return investment performance.

As always, we appreciate the trust you have placed in us through your investments. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our Web site at www.pimco.com.


Sincerely,


/s/ BRENT R. HARRIS

Brent R. Harris
Chairman of the Board

October 29, 1999


                                                      1999 Semi-Annual Report  1

Market Review

Bond Market
Inflation Fears Lift Bond Yields

                         30-Year
                      U.S. Treasury
                        Rates (%)
                      -------------
10/02/1998                 4.8
10/09/1998                 5.1
10/16/1998                 5.0
10/23/1998                 5.2
10/30/1998                 5.2
11/06/1998                 5.4
11/13/1998                 5.3
11/20/1998                 5.2
11/27/1998                 5.2
12/04/1998                 5.0
12/11/1998                 5.0
12/18/1998                 5.0
12/25/1998                 5.2
01/01/1999                 5.1
01/08/1999                 5.3
01/15/1999                 5.1
01/22/1999                 5.1
01/29/1999                 5.1
02/05/1999                 5.4
02/12/1999                 5.4
02/19/1999                 5.4
02/26/1999                 5.6
03/05/1999                 5.6
03/12/1999                 5.5
03/19/1999                 5.6
03/26/1999                 5.6
04/02/1999                 5.6
04/09/1999                 5.5
04/16/1999                 5.6
04/23/1999                 5.6
04/30/1999                 5.7
05/07/1999                 5.8
05/14/1999                 5.9
05/21/1999                 5.8
05/28/1999                 5.8
06/04/1999                 6.0
06/11/1999                 6.2
06/18/1999                 6.0
06/25/1999                 6.2
07/02/1999                 6.0
07/09/1999                 6.0
07/16/1999                 5.9
07/23/1999                 6.0
07/30/1999                 6.1
08/06/1999                 6.2
08/13/1999                 6.1
08/20/1999                 6.0
08/27/1999                 6.0
09/03/1999                 6.0
09/10/1999                 6.0
09/17/1999                 6.1
09/24/1999                 6.0
09/30/1999                 6.1

Source: Bloomberg

Long-term interest rates rose during the past six months as inflation fears continued to dominate the fixed-income marketplace. Bond prices in many sectors reacted negatively, and by August the 30-year Treasury yield had climbed as high as 6.28%.

The Federal Reserve raised short-term interest rates twice over the past six months, taking back two of the three rate cuts of last year. But sentiment turned positive when it became clear that the Fed was not embarking on a series of protracted interest rate hikes. However, Alan Greenspan's renewed concerns about high equity valuations caused the bond market to shift again, leaving long-term interest rates near two-year highs by the end of September.

Interest rates around the world moved in lock step as the global recovery continued. Europe's economic prospects remained positive. Asian economies continued to mend. However, Japan's recovery was jeopardized as the yen's renewed strength threatened exports and the Bank of Japan failed to respond. In the U.S., despite significantly lower second quarter GDP figures, consumption continued to surge, fueled by past stock market gains.

Concerns about liquidity at year-end caused a surge of new issuance in the bond market during the third quarter. Yield differentials widened as a result. The high yield and municipal segments, in particular, were negatively affected.

Looking ahead, we see signs that the U.S. economy could slow towards the end of the year. The backup in interest rates and the recent uncertainty in the stock market will soon begin to have a negative impact on both consumer and business spending. In addition, higher gasoline prices are cutting into discretionary income.

In our opinion, the worst of the rise in yields may be behind us. Over the next year we think 30-year Treasury yields will fluctuate between 5.75% and 6.25%. While still a narrow range, a slowing economy could push Treasury yields to the lower end.


Stock Market

The Market Broadens and Then Narrows Again

                            S&P
                            500
                           Index
                          -------
10/02/1998                1002.60
10/09/1998                 984.39
10/16/1998                1056.42
10/23/1998                1070.67
10/30/1998                1098.67
11/06/1998                1141.01
11/13/1998                1125.72
11/20/1998                1163.55
11/27/1998                1192.29
12/04/1998                1176.74
12/11/1998                1166.46
12/18/1998                1188.03
12/25/1998                1226.27
01/01/1999                1229.23
01/08/1999                1275.09
01/15/1999                1243.26
01/22/1999                1225.19
01/29/1999                1279.64
02/05/1999                1239.40
02/12/1999                1230.13
02/19/1999                1239.19
02/26/1999                1238.33
03/05/1999                1275.47
03/12/1999                1294.59
03/19/1999                1299.29
03/26/1999                1282.80
04/02/1999                1293.72
04/09/1999                1348.35
04/16/1999                1319.00
04/23/1999                1356.85
04/30/1999                1335.18
05/07/1999                1345.00
05/14/1999                1337.80
05/21/1999                1330.29
05/28/1999                1301.84
06/04/1999                1327.75
06/11/1999                1293.64
06/18/1999                1342.84
06/25/1999                1315.31
07/02/1999                1391.22
07/09/1999                1403.28
07/16/1999                1418.78
07/23/1999                1356.94
07/30/1999                1328.72
08/06/1999                1300.29
08/13/1999                1327.68
08/20/1999                1336.61
08/27/1999                1348.27
09/03/1999                1357.24
09/10/1999                1351.66
09/17/1999                1335.42
09/24/1999                1277.36
09/30/1999                1282.71

Source: Bloomberg

The stock market took investors on a bumpy ride over the six-month period ended September 30, 1999. After rising to new highs on the coattails of large-cap growth stocks in the first quarter of 1999, the market rotated in the second quarter, favoring lower valuation and smaller capitalization issues. The third quarter saw lackluster performance from nearly all segments of the market, as performance was held hostage by the specter of inflation and rising interest rates.

After dominating the market for much of 1998 and the first quarter of 1999, large-cap growth stocks fell out of favor in the second quarter as interest rates crept upward. As a result, investors shifted assets into lower valuation, less interest-rate sensitive cyclical companies. These firms displayed signs of improvement, due for the most part to the global economic recovery. Then large-cap growth stocks returned to favor in late June and early July as interest rates appeared to retreat. However, this trend was short-lived: interest rates rose in August and this segment of the market ended the third quarter having lost ground since the first quarter.

The technology sector, with the exception of Internet stocks, was one of the few areas of the equity market that outperformed in the second and third quarters. Strong earnings reports helped buoy this sector, despite pressure from rising interest rates, as these companies were able to justify their valuations with high earnings growth. Areas of particular excitement in technology included semiconductor, cell phone handset and fiber optic companies. Internet issues, with low or no earnings, were unable to justify their valuations in the eyes of many investors, causing them to underperform in the second and third quarters.

Looking ahead, we are cautiously optimistic that the heightened concern over interest rates will abate and the market will resume its rise. We are also hopeful that the market will continue to broaden as the global economy continues its recovery.


2  PIMCO Funds

Service Update



New PIMCO Managers
Introducing Paul McCulley and Mohamed El-Erian



[PHOTO OF PAUL MCCULLEY]

Paul McCulley
Executive Vice President,
Manager of PIMCO Short-Term Fund

Paul McCulley was recently named manager of PIMCO Short-Term Fund. Early in his career, Paul McCulley worked at Pacific Investment Management Company as an account manager and monetary policy specialist. Bill Gross has referred to his knowledge of Federal Reserve strategy and its effects on bonds as "legendary."

Before his return to PIMCO, McCulley was Managing Director, Chief Economist for the Americas, and head of U.S. fixed-income strategy for Warburg Dillon Read. During 1996-1998 he was named to six seats on the Institutional Investor All-America Fixed Income Research Team.

In his new position, Mr. McCulley will be responsible for all short-term portfolios, including PIMCO Short-Term Fund. His talents and background ensure that he will be a key contributor to the development of economic and investment strategies. He will be sharing his insightful knowledge of Fed policy through a monthly newsletter entitled "Fed Focus." To read this column, visit our web site at www.pimco.com.

Mohamed El-Erian is the new manager of PIMCO Emerging Markets Bond Fund. He brings to PIMCO an impressive record of accomplishments in emerging markets. Among the most notable is his distinguished career with the International Monetary Fund (IMF), where he rose to the position of Deputy Director and led policy work on debt and country issues. More recently, he was the head of the emerging markets research group at Salomon Smith Barney in London.



[PHOTO OF MOHAMED EL-ERIAN]

Mohamed El-Erian
Executive Vice President, Manager of
PIMCO Emerging Markets Bond Fund


For more detailed information on the PIMCO Short-Term and Emerging Markets Bond Funds, please turn to pages 12 and 22.



A Word About the Year 2000

We at PIMCO are dedicated to making our computer systems fully operational before, during, and after 2000. Similarly, our analysts and portfolio managers take Year 2000 risks into account along with other investment considerations when making investment decisions, such as choosing counterparties and evaluating risks associated with portfolio securities. This evaluation often differs for different issuers and depends upon the investment objectives, policies, and restrictions applicable to a portfolio. The information available for different issuers and counterparties varies substantially in accuracy and completeness. In particular, little information exists about companies that are not registered with the United States Securities and Exchange Commission and about foreign issuers, counterparties, markets and other institutions.

While we are dedicated to making a smooth transition to Year 2000, we cannot guarantee investment performance or that Year 2000 will not result in losses. Investments in companies with real or perceived Year 2000 problems may decline in value or fail on scheduled dividend, interest or principal payments. Any such failures may affect the fund's performance.1

1    This is a Year 2000 Readiness Disclosure.


                                                      1999 Semi-Annual Report  3

Manager Spotlight

[PHOTO OF BILL GROSS]

Managing Director and Portfolio Manager
Q&A with William Gross


Bill Gross is a Managing Director and one of the founders of PIMCO. He is also the portfolio manager of the highly rated PIMCO Total Return and Low Duration Funds, and leader of the team that manages the StocksPLUS Fund. Mr. Gross' views on the financial markets are regularly featured in The Wall Street Journal, Barron's, Money magazine and The New York Times. We recently spoke with him regarding his latest outlook for the economy and the bond market.

Q:   Has the bond market stabilized after backing up for most of the year?

A: While long-term interest rates ended the quarter about where they started, the quarter was anything but stable. Investors heaved a sigh of relief after the Fed rate hike on June 30. But this relief was short-lived as inflation fears soon dominated the market again, sending 30-year Treasury yields as high as 6.28%. The market rallied after the August 24 rate hike because wording in the Fed's statement suggested further tightening was unlikely. However, the good news didn't last long as new highs in the stock market forced Greenspan to reiterate his concern about "overvalued" equity prices. And although the deteriorating trade situation and weakness in the dollar relative to the yen helped cool off stocks, long-term interest rates remained stuck around 6%.

Q:   Where are interest rates headed?

A: I think the worst of the run-up in yields is behind us. Although Treasuries will probably remain in a narrow range of 5.75% to 6.25%, there is a good chance the U.S. economy will slow, which will ease inflation pressures, and keep the Fed from raising short-term interest rates again. By year's end, the mini-bear market could be over, allowing for positive returns for the bond market.

Q:   What leads you to believe the economy will slow?

A: There are four reasons. First, the rise in interest rates that has already occurred this year will slow spending by both consumers and corporations. Second, as corporate profit margins are squeezed by higher borrowing costs, stock prices will likely suffer. This will slow the "wealth effect" consumption the economy needs to sustain its current growth rate. Third, increases in gasoline prices may prove to be disinflationary rather than inflationary. That's because gasoline is an essential commodity and higher prices actually cut into discretionary spending. Finally, the massive amount of spending to prepare for Y2K is now largely behind us.

Q:   Is the global recovery still on track? Will it lead to higher inflation?

A: The global recovery is still moving forward, but it faces a number of obstacles. The world remains plagued by over-capacity. Europe's inflexible labor market makes productivity gains and the implementation of technology difficult. And, Asia's high personal savings rate is an impediment to increasing consumer demand, keeping Asian economies focused on exports. As a result, the world economy is unlikely to achieve its full growth potential, which will likely keep inflation subdued.

Q:   Are there any sectors of the bond market you like right now?

A: I think high-quality "spread" products such as mortgages are attractive. At a yield of close to 7.5%, GNMA (Government National Mortgage Association) bonds are a good value. I also recommend TIPS (Treasury Inflation-Protected Securities) which protect an investor's purchasing power by adjusting their principle in line with changes in the Consumer Price Index. These securities offer a real yield of 4%, high by historical standards. Add the adjustment for inflation--about 2.5% in our view--and the bond provides a "nominal" equivalent yield of 6.5%.

     Past performance is no guarantee of future results. The views of Mr. Gross are not indicative of the past or future performance of any PIMCO Fund.



4  PIMCO Funds

PIMCO Total Return Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily intermediate-term investment grade bonds.

Duration:
4.60 years

Total Net Assets:
$29.3 billion

Sector Breakdown:*

[CHART]

  Mortgage-Backed Securities           43.3%
   Corporate Bonds and Notes           34.2%
     Asset-Backed Securities            7.0%
   U.S. Treasury Obligations            5.2%
                       Other           10.3%

Quality Breakdown:*

[CHART]

                         AAA           58.3%
                          AA            6.7%
                           A           17.1%
                         BBB           11.1%
                          BB            6.4%
                           B            0.4%


*% of Total Investments as of September 30, 1999


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

Total Return Investment Performance  For the Period Ended September 30, 1999

                                                                                 Lipper Intermediate
                 Inst'l Class        Admin. Class        Lehman Brothers         Investment Grade
              (Incep. 5/11/1987) (Incep. 9/07/1994)      Aggregate Bond Index    Debt Fund Average
----------------------------------------------------------------------------------------------------
6 Months               0.07%            -0.06%                -0.21%                   -0.61%
1 Year                 0.00%            -0.25%                -0.37%                   -1.01%
3 Years*               7.73%             7.46%                 6.82%                    5.86%
5 Years*               8.58%             8.34%                 7.84%                    6.89%
10 Years*              9.18%               --                  8.10%                    7.32%
Since Inception*       9.23%             7.99%                   --                        --

* Annualized

                 Cumulative Returns Through SEPTEMBER 30, 1999
                 $5,000,000 invested at inception

                           Total Return             Lehman Brothers
 MONTH                         Fund                  Aggregate Bond
                                                         Index
05/31/1987                  5,000,000                 5,000,000
06/30/1987                  5,063,956                 5,068,813
07/31/1987                  5,051,390                 5,064,918
08/31/1987                  5,039,534                 5,037,815
09/30/1987                  4,913,547                 4,930,538
10/31/1987                  5,070,060                 5,106,141
11/30/1987                  5,107,024                 5,147,040
12/31/1987                  5,153,726                 5,217,151
01/31/1988                  5,364,621                 5,400,545
02/29/1988                  5,425,978                 5,464,652
03/31/1988                  5,377,483                 5,413,367
04/30/1988                  5,349,895                 5,384,153
05/31/1988                  5,323,746                 5,347,962
06/30/1988                  5,451,097                 5,476,986
07/31/1988                  5,444,079                 5,448,260
08/31/1988                  5,470,463                 5,462,542
09/30/1988                  5,574,381                 5,586,211
10/31/1988                  5,662,479                 5,691,379
11/30/1988                  5,612,027                 5,622,241
12/31/1988                  5,637,131                 5,628,571
01/31/1989                  5,706,918                 5,709,556
02/28/1989                  5,670,892                 5,668,171
03/31/1989                  5,697,790                 5,692,677
04/30/1989                  5,825,551                 5,811,802
05/31/1989                  5,967,305                 5,964,522
06/30/1989                  6,168,244                 6,146,131
07/31/1989                  6,298,843                 6,276,779
08/31/1989                  6,190,418                 6,183,783
09/30/1989                  6,221,536                 6,215,431
10/31/1989                  6,371,017                 6,368,476
11/30/1989                  6,426,949                 6,429,174
12/31/1989                  6,440,083                 6,446,378
01/31/1990                  6,332,594                 6,369,774
02/28/1990                  6,349,652                 6,390,386
03/31/1990                  6,344,778                 6,395,092
04/30/1990                  6,255,058                 6,336,504
05/31/1990                  6,460,283                 6,524,117
06/30/1990                  6,569,705                 6,628,798
07/31/1990                  6,676,661                 6,720,495
08/31/1990                  6,571,662                 6,630,745
09/30/1990                  6,578,458                 6,685,601
10/31/1990                  6,669,789                 6,770,482
11/30/1990                  6,838,024                 6,916,223
12/31/1990                  6,958,354                 7,023,987
01/31/1991                  7,027,903                 7,110,815
02/28/1991                  7,126,178                 7,171,514
03/31/1991                  7,216,808                 7,220,852
04/30/1991                  7,335,070                 7,299,078
05/31/1991                  7,390,178                 7,341,762
06/30/1991                  7,401,768                 7,338,029
07/31/1991                  7,508,521                 7,439,788
08/31/1991                  7,712,232                 7,600,786
09/30/1991                  7,894,694                 7,754,804
10/31/1991                  7,975,769                 7,841,145
11/30/1991                  8,045,044                 7,913,042
12/31/1991                  8,319,147                 8,148,046
01/31/1992                  8,251,437                 8,037,198
02/29/1992                  8,323,957                 8,089,457
03/31/1992                  8,292,135                 8,043,852
04/30/1992                  8,335,850                 8,101,954
05/31/1992                  8,508,487                 8,254,836
06/30/1992                  8,616,472                 8,368,443
07/31/1992                  8,827,524                 8,539,178
08/31/1992                  8,902,987                 8,625,682
09/30/1992                  9,043,980                 8,727,928
10/31/1992                  8,965,037                 8,612,211
11/30/1992                  8,972,362                 8,614,159
12/31/1992                  9,129,278                 8,751,136
01/31/1993                  9,297,750                 8,918,950
02/28/1993                  9,504,901                 9,075,078
03/31/1993                  9,560,206                 9,112,893
04/30/1993                  9,643,848                 9,176,350
05/31/1993                  9,666,306                 9,188,036
06/30/1993                  9,876,645                 9,354,551
07/31/1993                  9,937,133                 9,407,459
08/31/1993                 10,163,538                 9,572,351
09/30/1993                 10,204,890                 9,598,643
10/31/1993                 10,277,472                 9,634,511
11/30/1993                 10,187,745                 9,552,551
12/31/1993                 10,271,501                 9,604,324
01/31/1994                 10,396,445                 9,733,998
02/28/1994                 10,210,928                 9,564,886
03/31/1994                  9,995,399                 9,329,070
04/30/1994                  9,896,929                 9,254,577
05/31/1994                  9,850,224                 9,253,278
06/30/1994                  9,814,015                 9,232,829
07/31/1994                 10,015,509                 9,416,223
08/31/1994                 10,044,623                 9,427,908
09/30/1994                  9,917,753                 9,289,146
10/31/1994                  9,906,083                 9,280,869
11/30/1994                  9,907,443                 9,260,257
12/31/1994                  9,904,417                 9,324,202
01/31/1995                 10,082,267                 9,508,731
02/28/1995                 10,319,048                 9,734,809
03/31/1995                 10,417,456                 9,794,534
04/30/1995                 10,600,658                 9,931,349
05/31/1995                 10,936,213                10,315,665
06/30/1995                 10,929,713                10,391,294
07/31/1995                 10,936,311                10,368,086
08/31/1995                 11,105,123                10,493,216
09/30/1995                 11,244,355                10,595,300
10/31/1995                 11,415,091                10,733,089
11/30/1995                 11,662,396                10,893,924
12/31/1995                 11,863,138                11,046,806
01/31/1996                 11,960,385                11,120,164
02/29/1996                 11,668,778                10,926,870
03/31/1996                 11,578,391                10,850,915
04/30/1996                 11,530,294                10,789,892
05/31/1996                 11,499,480                10,767,982
06/30/1996                 11,683,873                10,912,588
07/31/1996                 11,714,500                10,942,450
08/31/1996                 11,704,501                10,924,111
09/30/1996                 11,973,193                11,114,483
10/31/1996                 12,284,300                11,360,686
11/30/1996                 12,575,406                11,555,278
12/31/1996                 12,419,446                11,447,838
01/31/1997                 12,465,678                11,482,894
02/28/1997                 12,494,013                11,511,458
03/31/1997                 12,342,925                11,383,894
04/30/1997                 12,565,728                11,554,304
05/31/1997                 12,694,757                11,663,529
06/30/1997                 12,843,894                11,801,967
07/31/1997                 13,203,071                12,120,229
08/31/1997                 13,089,168                12,016,846
09/30/1997                 13,301,627                12,194,073
10/31/1997                 13,461,510                12,370,975
11/30/1997                 13,523,400                12,427,941
12/31/1997                 13,681,812                12,553,071
01/31/1998                 13,893,968                12,714,230
02/28/1998                 13,855,371                12,704,087
03/31/1998                 13,902,211                12,748,312
04/30/1998                 13,957,191                12,814,853
05/31/1998                 14,119,833                12,936,413
06/30/1998                 14,257,594                13,046,124
07/31/1998                 14,305,551                13,073,877
08/31/1998                 14,533,176                13,286,646
09/30/1998                 14,969,015                13,597,767
10/31/1998                 14,869,808                13,525,870
11/30/1998                 14,925,950                13,602,636
12/31/1998                 15,018,914                13,643,534
01/31/1999                 15,109,171                13,740,911
02/28/1999                 14,831,091                13,501,039
03/31/1999                 14,958,503                13,575,857
04/30/1999                 15,032,946                13,618,865
05/31/1999                 14,870,656                13,499,578
06/30/1999                 14,846,270                13,456,570
07/31/1999                 14,790,750                13,399,279
08/31/1999                 14,803,007                13,392,596
09/30/1999                 14,968,364                13,547,942

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 6/01/1987, the first full month following the Fund's Institutional Class inception on 5/11/1987, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/07/1994. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Total Return Fund's Institutional Class shares outperformed the Lehman
     Brothers Aggregate Bond Index for the six-month period ended September 30, 1999, returning 0.07% versus -0.21% for the Index.

 .    The Fund's duration was held below that of the Index, which benefited returns as interest rates rose as much as 0.65% amid concern that the Federal Reserve would boost interest rates to prevent inflation from accelerating.

 .    An overweight in mortgages was negative for relative returns as mortgages underperformed Treasuries during the period. Adverse price performance more than offset mortgages' yield advantage relative to Treasuries.

 .    An underweight to corporates was a modest positive as this sector lagged
     Treasuries due to widening yield premiums. Investor demand for corporates diminished because of concern that earnings would be adversely affected by a slower economy stemming from Fed tightening.

 .    Limited holdings of below-investment grade bonds were a modest negative for returns. High yield securities underperformed Treasuries due to investor concern about rising default rates in this sector, but the Fund's holdings of higher-quality issuers outperformed the market as a whole.

 .    A modest allocation to emerging market bonds was positive for returns due to the relatively high yield premiums offered by these securities and a general decline in market volatility over the period.



                                                      1999 SEMI-ANNUAL REPORT  5

PIMCO Total Return Fund II


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily intermediate-term investment grade bonds with quality and foreign issuer restrictions.

Duration:
4.77 years

Total Net Assets:
$1.2 billion

Sector Breakdown:*

[CHART]

   Corporate Bonds and Notes           47.1%
  Mortgage-Backed Securities           40.0%
     Asset-Backed Securities            5.9%
                       Other            7.0%


Quality Breakdown:*

[CHART]

                         AAA           50.6%
                          AA            9.6%
                           A           29.1%
                         BBB           10.7%


*% of Total Investments as of September 30, 1999


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

Total Return Investment Performance  For the Period Ended September 30, 1999

                                                                                       Lipper Intermediate
                   Inst'l Class           Admin. Class         Lehman Brothers         Investment Grade
               (Incep. 12/30/1991)     (Incep. 11/30/1994)     Aggregate Bond Index    Debt Fund Average
-----------------------------------------------------------------------------------------------------------
6 Months               -0.49%                 -0.61%                  -0.21%                  -0.61%
1 Year                 -1.29%                 -1.54%                  -0.37%                  -1.01%
3 Years*                7.31%                  7.04%                   6.82%                   5.86%
5 Years*                8.21%                    --                    7.84%                   6.89%
Since Inception *       7.50%                  8.26%                     --                      --

* Annualized


                 Cumulative Returns Through September 30, 1999
                 $5,000,000 invested at inception


                           Total Return Fund II         Lehman Brothers
  MONTH                                               Aggregate Bond Index
12/31/1991                       5,000,000                  5,000,000
01/31/1992                       4,929,716                  4,931,979
02/29/1992                       4,951,937                  4,964,047
03/31/1992                       4,937,873                  4,936,062
04/30/1992                       4,963,257                  4,971,716
05/31/1992                       5,075,312                  5,065,531
06/30/1992                       5,149,979                  5,135,245
07/31/1992                       5,309,040                  5,240,016
08/31/1992                       5,355,136                  5,293,098
09/30/1992                       5,437,041                  5,355,841
10/31/1992                       5,367,337                  5,284,832
11/30/1992                       5,383,727                  5,286,027
12/31/1992                       5,471,600                  5,370,083
01/31/1993                       5,579,371                  5,473,060
02/28/1993                       5,705,377                  5,568,868
03/31/1993                       5,719,997                  5,592,073
04/30/1993                       5,793,075                  5,631,013
05/31/1993                       5,790,801                  5,638,183
06/30/1993                       5,920,354                  5,740,365
07/31/1993                       5,952,711                  5,772,831
08/31/1993                       6,070,915                  5,874,017
09/30/1993                       6,093,002                  5,890,150
10/31/1993                       6,109,820                  5,912,160
11/30/1993                       6,049,436                  5,861,866
12/31/1993                       6,067,802                  5,893,636
01/31/1994                       6,149,761                  5,973,210
02/28/1994                       6,050,676                  5,869,435
03/31/1994                       5,910,178                  5,724,729
04/30/1994                       5,870,870                  5,679,016
05/31/1994                       5,858,460                  5,678,219
06/30/1994                       5,845,104                  5,665,671
07/31/1994                       5,977,463                  5,778,209
08/31/1994                       5,984,657                  5,785,380
09/30/1994                       5,896,835                  5,700,229
10/31/1994                       5,889,838                  5,695,150
11/30/1994                       5,888,896                  5,682,502
12/31/1994                       5,933,421                  5,721,741
01/31/1995                       6,043,232                  5,834,977
02/28/1995                       6,182,752                  5,973,708
03/31/1995                       6,223,522                  6,010,358
04/30/1995                       6,299,808                  6,094,313
05/31/1995                       6,523,923                  6,330,146
06/30/1995                       6,551,569                  6,376,556
07/31/1995                       6,507,691                  6,362,315
08/31/1995                       6,628,805                  6,439,100
09/30/1995                       6,717,353                  6,501,743
10/31/1995                       6,829,613                  6,586,296
11/30/1995                       6,952,671                  6,684,992
12/31/1995                       7,059,284                  6,778,807
01/31/1996                       7,096,875                  6,823,822
02/29/1996                       6,956,380                  6,705,209
03/31/1996                       6,882,877                  6,658,600
04/30/1996                       6,829,282                  6,621,153
05/31/1996                       6,805,776                  6,607,708
06/30/1996                       6,917,299                  6,696,445
07/31/1996                       6,933,266                  6,714,769
08/31/1996                       6,916,233                  6,703,516
09/30/1996                       7,079,837                  6,820,337
10/31/1996                       7,268,469                  6,971,417
11/30/1996                       7,416,019                  7,090,828
12/31/1996                       7,331,446                  7,024,898
01/31/1997                       7,372,632                  7,046,410
02/28/1997                       7,387,727                  7,063,938
03/31/1997                       7,305,831                  6,985,659
04/30/1997                       7,418,069                  7,090,230
05/31/1997                       7,488,383                  7,157,255
06/30/1997                       7,571,276                  7,242,207
07/31/1997                       7,808,619                  7,437,506
08/31/1997                       7,730,081                  7,374,066
09/30/1997                       7,837,156                  7,482,820
10/31/1997                       7,950,092                  7,591,375
11/30/1997                       7,972,129                  7,626,332
12/31/1997                       8,063,867                  7,703,117
01/31/1998                       8,181,882                  7,802,012
02/28/1998                       8,157,419                  7,795,787
03/31/1998                       8,181,806                  7,822,926
04/30/1998                       8,222,040                  7,863,759
05/31/1998                       8,310,019                  7,938,353
06/30/1998                       8,398,686                  8,005,677
07/31/1998                       8,417,371                  8,022,707
08/31/1998                       8,634,608                  8,153,272
09/30/1998                       8,863,669                  8,344,189
10/31/1998                       8,784,161                  8,300,070
11/30/1998                       8,790,237                  8,347,177
12/31/1998                       8,840,354                  8,372,274
01/31/1999                       8,895,775                  8,432,029
02/28/1999                       8,717,208                  8,284,832
03/31/1999                       8,791,829                  8,330,744
04/30/1999                       8,826,341                  8,357,136
05/31/1999                       8,716,487                  8,283,936
06/30/1999                       8,686,621                  8,257,544
07/31/1999                       8,640,505                  8,222,388
08/31/1999                       8,645,072                  8,218,287
09/30/1999                       8,749,143                  8,313,614

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1992, the first full month following the Fund's Institutional Class inception on 12/30/1991, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 11/30/1994.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Total Return Fund II Institutional Class shares lagged the Lehman
     Brothers Aggregate Bond Index for the six-month period ended September 30, 1999, returning -0.49% after fees versus -0.21% for the Index.

 .    The Fund's duration was held below that of the Index, which benefited returns as interest rates rose as much as 0.65% amid concern that the Federal Reserve would boost interest rates to prevent inflation from accelerating.

 .    An overweight in mortgages was negative for relative returns as mortgages underperformed Treasuries during the period. Adverse price performance more than offset mortgages' yield advantage relative to Treasuries.

 .    Near-benchmark holdings of corporates were neutral for relative returns.
     Corporates lagged Treasuries during the period due to widening yield premiums. Investor demand for corporates diminished because of concern that earnings would be adversely affected by a slower economy stemming from Fed tightening.



6  PIMCO Funds

PIMCO Total Return Fund III


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------


Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily intermediate-term investment grade bonds with prohibitions on firms engaged in socially sensitive practices.

Duration:
4.42 years

Total Net Assets:
$621.1 million

Sector Breakdown:*

[CHART]

  Mortgage-Backed Securities            44.5%
   Corporate Bonds and Notes            30.0%
    U.S. Government Agencies             8.0%
     Asset-Backed Securities             6.0%
                       Other            11.5%

Quality Breakdown:*

[CHART]

                         AAA            62.4%
                          AA            10.4%
                           A            12.5%
                         BBB            10.0%
                          BB             4.7%

*% of Total Investments as of September 30, 1999



--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

Total Return Investment Performance For the Period Ended September 30, 1999

                                                                                       Lipper Intermediate
                     Inst'l Class         Admin. Class         Lehman Brothers         Investment Grade
                 (Incep. 5/01/1991)    (Incep. 4/11/1997)      Aggregate Bond Index    Debt Fund Average
----------------------------------------------------------------------------------------------------------
6 Months                 -0.60%           -0.73%                  -0.21%                 -0.61%
1 Year                    0.01%           -0.24%                  -0.37%                 -1.01%
3 Years*                  7.66%              --                    6.82%                  5.86%
5 Years*                  8.46%              --                    7.84%                  6.89%
Since Inception *         8.77%            7.84%                   --                      --

* Annualized


                 Cumulative Returns Through September 30, 1999
                 $5,000,000 invested at inception


                              Total Return Fund III         Lehman Brothers
 MONTH                                                    Aggregate Bond Index
04/30/1991                          5,000,000                  5,000,000
05/31/1991                          5,024,573                  5,029,239
06/30/1991                          5,011,360                  5,026,682
07/31/1991                          5,091,347                  5,096,389
08/31/1991                          5,231,902                  5,206,675
09/30/1991                          5,362,299                  5,312,180
10/31/1991                          5,419,024                  5,371,326
11/30/1991                          5,475,902                  5,420,576
12/31/1991                          5,687,512                  5,581,558
01/31/1992                          5,605,239                  5,505,625
02/29/1992                          5,649,578                  5,541,424
03/31/1992                          5,621,306                  5,510,184
04/30/1992                          5,643,874                  5,549,984
05/31/1992                          5,752,958                  5,654,712
06/30/1992                          5,844,833                  5,732,534
07/31/1992                          6,028,857                  5,849,491
08/31/1992                          6,069,916                  5,908,747
09/30/1992                          6,112,922                  5,978,788
10/31/1992                          6,061,053                  5,899,520
11/30/1992                          6,110,005                  5,900,854
12/31/1992                          6,200,947                  5,994,686
01/31/1993                          6,262,534                  6,109,641
02/28/1993                          6,404,215                  6,216,592
03/31/1993                          6,434,449                  6,242,496
04/30/1993                          6,497,518                  6,285,965
05/31/1993                          6,501,189                  6,293,970
06/30/1993                          6,644,496                  6,408,036
07/31/1993                          6,697,102                  6,444,279
08/31/1993                          6,880,114                  6,557,233
09/30/1993                          6,894,099                  6,575,243
10/31/1993                          6,957,037                  6,599,813
11/30/1993                          6,917,372                  6,543,670
12/31/1993                          6,984,685                  6,579,135
01/31/1994                          7,060,374                  6,667,964
02/28/1994                          6,937,795                  6,552,119
03/31/1994                          6,797,242                  6,390,581
04/30/1994                          6,731,751                  6,339,552
05/31/1994                          6,676,376                  6,338,662
06/30/1994                          6,681,328                  6,324,654
07/31/1994                          6,815,349                  6,450,282
08/31/1994                          6,830,651                  6,458,287
09/30/1994                          6,760,588                  6,363,232
10/31/1994                          6,777,181                  6,357,562
11/30/1994                          6,726,341                  6,343,443
12/31/1994                          6,745,188                  6,387,246
01/31/1995                          6,870,185                  6,513,652
02/28/1995                          7,076,265                  6,668,520
03/31/1995                          7,131,606                  6,709,432
04/30/1995                          7,251,354                  6,803,153
05/31/1995                          7,479,227                  7,066,416
06/30/1995                          7,468,982                  7,118,224
07/31/1995                          7,469,280                  7,102,326
08/31/1995                          7,577,254                  7,188,042
09/30/1995                          7,661,664                  7,257,971
10/31/1995                          7,778,032                  7,352,359
11/30/1995                          7,920,241                  7,462,534
12/31/1995                          8,042,735                  7,567,261
01/31/1996                          8,110,490                  7,617,512
02/29/1996                          7,917,045                  7,485,103
03/31/1996                          7,848,991                  7,433,072
04/30/1996                          7,813,232                  7,391,271
05/31/1996                          7,795,663                  7,376,262
06/30/1996                          7,938,312                  7,475,319
07/31/1996                          7,953,817                  7,495,775
08/31/1996                          7,937,131                  7,483,213
09/30/1996                          8,134,267                  7,613,621
10/31/1996                          8,353,533                  7,782,274
11/30/1996                          8,530,260                  7,915,573
12/31/1996                          8,415,107                  7,841,975
01/31/1997                          8,452,273                  7,865,989
02/28/1997                          8,465,767                  7,885,556
03/31/1997                          8,379,284                  7,798,172
04/30/1997                          8,523,528                  7,914,906
05/31/1997                          8,625,020                  7,989,727
06/30/1997                          8,714,471                  8,084,560
07/31/1997                          8,945,988                  8,302,575
08/31/1997                          8,888,809                  8,231,756
09/30/1997                          9,006,608                  8,353,160
10/31/1997                          9,140,798                  8,474,341
11/30/1997                          9,172,684                  8,513,363
12/31/1997                          9,274,215                  8,599,079
01/31/1998                          9,418,706                  8,709,477
02/28/1998                          9,404,616                  8,702,528
03/31/1998                          9,436,938                  8,732,823
04/30/1998                          9,472,905                  8,778,405
05/31/1998                          9,559,386                  8,861,676
06/30/1998                          9,655,888                  8,936,830
07/31/1998                          9,697,309                  8,955,841
08/31/1998                          9,843,713                  9,101,592
09/30/1998                         10,148,628                  9,314,715
10/31/1998                         10,097,948                  9,265,464
11/30/1998                         10,154,614                  9,318,050
12/31/1998                         10,237,306                  9,346,067
01/31/1999                         10,291,019                  9,412,772
02/28/1999                         10,083,482                  9,248,455
03/31/1999                         10,210,751                  9,299,706
04/30/1999                         10,264,484                  9,329,168
05/31/1999                         10,112,792                  9,247,454
06/30/1999                         10,098,298                  9,217,993
07/31/1999                         10,060,554                  9,178,748
08/31/1999                         10,064,068                  9,174,170
09/30/1999                         10,149,144                  9,280,584

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 5/01/1991, the Fund's Institutional Class inception date, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 4/11/1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Total Return Fund III Institutional Class shares underperformed the
     Lehman Brothers Aggregate Bond Index for the six-month period ending September 30, 1999, returning -0.60% after fees versus -0.21% for the Index.

 .    The Fund's duration was held below that of the Index, which benefited returns as interest rates rose as much as 0.65% amid concern that the Federal Reserve would boost interest rates to prevent inflation from accelerating.

 .    An overweight to mortgages was negative for relative returns as mortgages underperformed Treasuries during the period. Adverse price performance more than offset mortgages' yield advantage relative to Treasuries.

 .    Mortgage security selection was also a negative as certain collateralized mortgage securities lagged mortgages overall due to increased volatility in the market.

 .    Near-benchmark holdings of corporates were neutral for relative returns.
     Corporates lagged Treasuries during the period due to widening yield premiums.

 .    Limited holdings of non-investment grade bonds were negative for returns.
     High yield securities underperformed Treasuries due to investor concern about rising default rates in this sector.

 .    Limited holdings of emerging market bonds enhanced returns due to attractive yields and a decline in market volatility over the period.



                                                      1999 Semi-Annual Report  7

PIMCO Moderate Duration Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily short- and intermediate-term investment grade bonds.

Duration:
3.39 years

Total Net Assets:
$345.0 million

Sector Breakdown:*

[CHART]

 Mortgage-Backed Securities        44.4%
  Corporate Bonds and Notes        26.5%
    Asset-Backed Securities         7.9%
  U.S. Treasury Obligations         6.6%
           Sovereign Issues         5.5%
                      Other         9.1%


Quality Breakdown:*

[CHART]

                        AAA        61.2%
                         AA        10.0%
                          A        10.7%
                        BBB        12.4%
                         BB         5.7%


*% of Total Investments as of September 30, 1999


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------


Total Return Investment Performance For the Period Ended September 30, 1999

                                     Lehman Brothers            Lipper Short
                    Inst'l Class     Intermediate Government/   Intermediate Grade
                (Incep. 12/31/1996)  Corporate Bond Index       Debt Fund Average
----------------------------------------------------------------------------------
6 Months                0.26%           0.52%                        0.51%
1 Year                  0.79%           0.63%                        1.15%
Since Inception*        5.93%             --                           --

* Annualized


     Cumulative Returns Through September 30, 1999
     $5,000,000 invested at inception


                             Moderate Duration           Lehman Brothers
 MONTH                              Fund                 Intermed. Gov't/
                                                       Corporate Bond Index
12/31/1996                        5,000,000                  5,000,000
01/31/1997                        5,018,573                  5,019,499
02/28/1997                        5,025,671                  5,029,037
03/31/1997                        4,987,552                  4,994,337
04/30/1997                        5,045,822                  5,053,270
05/31/1997                        5,078,973                  5,095,212
06/30/1997                        5,141,280                  5,141,578
07/31/1997                        5,240,626                  5,245,952
08/31/1997                        5,220,094                  5,219,722
09/30/1997                        5,282,529                  5,280,271
10/31/1997                        5,331,654                  5,338,882
11/30/1997                        5,354,915                  5,350,628
12/31/1997                        5,398,734                  5,393,432
01/31/1998                        5,454,128                  5,464,087
02/28/1998                        5,448,868                  5,459,715
03/31/1998                        5,476,199                  5,477,186
04/30/1998                        5,507,779                  5,504,572
05/31/1998                        5,547,118                  5,544,756
06/30/1998                        5,574,030                  5,580,242
07/31/1998                        5,603,136                  5,599,773
08/31/1998                        5,657,953                  5,687,689
09/30/1998                        5,812,116                  5,830,450
10/31/1998                        5,807,792                  5,824,620
11/30/1998                        5,807,850                  5,824,037
12/31/1998                        5,837,909                  5,847,334
01/31/1999                        5,869,063                  5,879,494
02/28/1999                        5,778,416                  5,793,065
03/31/1999                        5,842,985                  5,836,513
04/30/1999                        5,861,195                  5,854,606
05/31/1999                        5,823,540                  5,809,526
06/30/1999                        5,805,584                  5,813,592
07/31/1999                        5,800,346                  5,808,361
08/31/1999                        5,804,694                  5,813,007
09/30/1999                        5,858,013                  5,867,068

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 12/31/1996, the Fund's Institutional Class inception date, compared to the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.



--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Moderate Duration Fund returned 0.26%, underperforming the benchmark
     Lehman Brothers Intermediate Government/Corporate Bond Index return of 0.52% for the semi-annual period ended September 30, 1999.

 .    Duration averaged slightly above-benchmark, which modestly hurt returns as interest rates rose during the period.

 .    The Fund's allocation to mortgage-backed securities slightly detracted from returns as adverse price performance offset higher relative yields.

 .    Underweighting the corporate sector helped relative returns as yield premiums widened relative to Treasuries due to uncertainty over Fed policy and heavy new issuance.

 .    A small strategy designed to benefit from rising Japanese interest rates slightly detracted from returns as these rates fell.

 .    Limited holdings of U.S. dollar-denominated emerging market bonds were slightly positive due to higher yields and reduced volatility.



8  PIMCO Funds

PIMCO Low Duration Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily shorter-term investment grade bonds.

Duration:
2.15 years

Total Net Assets:
$4.6 billion

Sector Breakdown:*

[CHART]

   Corporate Bonds and Notes           41.1%
  Mortgage-Backed Securities           35.1%
    U.S.Treasury Obligations            8.3%
     Asset-Backed Securities            5.2%
                       Other           10.3%


Quality Breakdown:*

[CHART]

                         AAA           50.8%
                          AA            9.9%
                           A           18.3%
                         BBB           14.0%
                          BB            6.5%
                           B            0.5%


*% of Total Investments as of September 30, 1999


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1999

                                                                                Lipper Short
                  Inst'l Class        Admin. Class         Merrill Lynch 1-3    Investment Grade
                  (Incep. 5/11/1987)  (Incep. 12/31/1994)  Year Treasury Index  Debt Fund Average
-------------------------------------------------------------------------------------------------
6 Months               1.11                   0.98                 1.84               1.28%
1 Year                 2.98                   2.73                 3.23               2.69%
3 Years*               6.62                   6.35                 6.01               5.32%
5 Years*               7.02                     --                 6.38               5.79%
10 Years*              7.62                     --                 6.83               6.56%
Since Inception*       7.88                   7.14                   --                 --

* Annualized

                CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1999
                $5,000,000 invested at inception




                                Low Duration              Merrill Lynch
  MONTH                             Fund                1-3 Year Treasury
                                                              Index

05/31/1987                       5,000,000                  5,000,000
06/30/1987                       5,046,628                  5,054,486
07/31/1987                       5,065,090                  5,079,247
08/31/1987                       5,064,335                  5,083,277
09/30/1987                       5,052,060                  5,063,694
10/31/1987                       5,133,989                  5,175,497
11/30/1987                       5,191,951                  5,206,753
12/31/1987                       5,222,390                  5,239,924
01/31/1988                       5,308,798                  5,323,917
02/29/1988                       5,347,411                  5,367,579
03/31/1988                       5,380,986                  5,378,053
04/30/1988                       5,403,325                  5,385,796
05/31/1988                       5,415,511                  5,378,103
06/30/1988                       5,466,198                  5,433,788
07/31/1988                       5,495,264                  5,437,868
08/31/1988                       5,517,425                  5,449,457
09/30/1988                       5,568,286                  5,512,752
10/31/1988                       5,619,832                  5,567,754
11/30/1988                       5,626,975                  5,552,801
12/31/1988                       5,652,043                  5,565,872
01/31/1989                       5,699,277                  5,609,584
02/28/1989                       5,708,130                  5,609,468
03/31/1989                       5,730,286                  5,635,162
04/30/1989                       5,798,151                  5,721,387
05/31/1989                       5,917,401                  5,806,895
06/30/1989                       6,046,639                  5,915,301
07/31/1989                       6,135,363                  6,002,808
08/31/1989                       6,107,180                  5,965,890
09/30/1989                       6,137,963                  6,001,276
10/31/1989                       6,219,093                  6,091,880
11/30/1989                       6,275,483                  6,149,263
12/31/1989                       6,307,554                  6,173,858
01/31/1990                       6,303,536                  6,178,987
02/28/1990                       6,346,767                  6,207,779
03/31/1990                       6,381,164                  6,228,694
04/30/1990                       6,377,250                  6,240,900
05/31/1990                       6,484,898                  6,336,383
06/30/1990                       6,554,775                  6,403,041
07/31/1990                       6,626,735                  6,482,955
08/31/1990                       6,639,802                  6,502,338
09/30/1990                       6,676,368                  6,555,691
10/31/1990                       6,724,978                  6,627,712
11/30/1990                       6,805,177                  6,692,922
12/31/1990                       6,878,682                  6,774,101
01/31/1991                       6,942,193                  6,836,151
02/28/1991                       6,997,644                  6,876,758
03/31/1991                       7,057,271                  6,923,107
04/30/1991                       7,143,402                  6,988,670
05/31/1991                       7,199,368                  7,030,881
06/30/1991                       7,245,425                  7,059,426
07/31/1991                       7,325,646                  7,120,914
08/31/1991                       7,430,571                  7,218,612
09/30/1991                       7,527,775                  7,296,718
10/31/1991                       7,593,269                  7,375,086
11/30/1991                       7,675,305                  7,451,712
12/31/1991                       7,804,629                  7,565,276
01/31/1992                       7,811,724                  7,553,701
02/29/1992                       7,850,357                  7,579,762
03/31/1992                       7,854,905                  7,577,109
04/30/1992                       7,910,379                  7,646,439
05/31/1992                       7,990,995                  7,716,175
06/30/1992                       8,065,552                  7,794,942
07/31/1992                       8,172,756                  7,882,416
08/31/1992                       8,227,543                  7,951,624
09/30/1992                       8,309,644                  8,027,323
10/31/1992                       8,312,516                  7,979,320
11/30/1992                       8,317,418                  7,966,313
12/31/1992                       8,404,634                  8,041,993
01/31/1993                       8,484,134                  8,125,469
02/28/1993                       8,584,735                  8,194,941
03/31/1993                       8,633,491                  8,219,527
04/30/1993                       8,674,838                  8,270,487
05/31/1993                       8,685,036                  8,247,329
06/30/1993                       8,771,815                  8,308,113
07/31/1993                       8,802,074                  8,327,387
08/31/1993                       8,888,391                  8,400,002
09/30/1993                       8,922,962                  8,427,302
10/31/1993                       8,984,843                  8,443,819
11/30/1993                       8,993,553                  8,445,931
12/31/1993                       9,056,846                  8,477,097
01/31/1994                       9,106,228                  8,531,519
02/28/1994                       9,066,980                  8,477,003
03/31/1994                       9,027,600                  8,434,789
04/30/1994                       8,998,069                  8,404,930
05/31/1994                       8,988,338                  8,416,864
06/30/1994                       9,007,246                  8,441,778
07/31/1994                       9,091,298                  8,514,377
08/31/1994                       9,129,999                  8,544,348
09/30/1994                       9,116,482                  8,524,952
10/31/1994                       9,115,926                  8,544,133
11/30/1994                       9,118,176                  8,506,026
12/31/1994                       9,113,801                  8,525,250
01/31/1995                       9,198,589                  8,643,921
02/28/1995                       9,314,539                  8,762,689
03/31/1995                       9,352,866                  8,811,585
04/30/1995                       9,470,326                  8,890,096
05/31/1995                       9,642,739                  9,045,405
06/30/1995                       9,692,391                  9,094,070
07/31/1995                       9,696,402                  9,131,718
08/31/1995                       9,802,372                  9,186,053
09/30/1995                       9,890,345                  9,230,697
10/31/1995                       9,964,908                  9,308,604
11/30/1995                      10,081,178                  9,390,892
12/31/1995                      10,201,089                  9,463,014
01/31/1996                      10,276,453                  9,543,450
02/29/1996                      10,210,333                  9,503,081
03/31/1996                      10,206,317                  9,494,623
04/30/1996                      10,210,668                  9,502,599
05/31/1996                      10,220,903                  9,522,079
06/30/1996                      10,324,796                  9,590,448
07/31/1996                      10,360,157                  9,628,235
08/31/1996                      10,411,622                  9,661,259
09/30/1996                      10,559,003                  9,748,888
10/31/1996                      10,711,509                  9,858,660
11/30/1996                      10,856,335                  9,934,177
12/31/1996                      10,827,172                  9,934,177
01/31/1997                      10,917,928                  9,980,768
02/28/1997                      10,962,362                 10,003,723
03/31/1997                      10,918,161                  9,999,822
04/30/1997                      11,051,403                 10,081,520
05/31/1997                      11,144,606                 10,150,277
06/30/1997                      11,232,679                 10,220,213
07/31/1997                      11,414,133                 10,332,533
08/31/1997                      11,408,378                 10,342,038
09/30/1997                      11,508,994                 10,420,534
10/31/1997                      11,594,791                 10,497,958
11/30/1997                      11,628,837                 10,523,470
12/31/1997                      11,718,950                 10,595,345
01/31/1998                      11,808,398                 10,698,225
02/28/1998                      11,849,111                 10,707,426
03/31/1998                      11,900,389                 10,751,006
04/30/1998                      11,965,788                 10,801,320
05/31/1998                      12,042,787                 10,858,892
06/30/1998                      12,072,222                 10,915,357
07/31/1998                      12,130,281                 10,966,441
08/31/1998                      12,177,935                 11,104,289
09/30/1998                      12,426,371                 11,251,422
10/31/1998                      12,407,993                 11,306,666
11/30/1998                      12,480,576                 11,296,829
12/31/1998                      12,558,314                 11,336,708
01/31/1999                      12,614,507                 11,381,600
02/28/1999                      12,548,547                 11,326,059
03/31/1999                      12,656,332                 11,404,775
04/30/1999                      12,723,248                 11,441,498
05/31/1999                      12,683,445                 11,434,174
06/30/1999                      12,690,305                 11,469,850
07/31/1999                      12,692,072                 11,506,210
08/31/1999                      12,701,307                 11,539,462
09/30/1999                      12,796,976                 11,614,468

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 6/01/1987, the first full month following the Fund's Institutional Class inception on 5/11/1987, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 12/31/1994. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Low Duration Fund's Institutional Class shares returned 1.11% for the semi-annual period ended September 30, 1999, underperforming the benchmark Merrill Lynch 1-3 Year Treasury Index return of 1.84%.

 .    The Fund maintained an above-Index duration throughout the period, which hurt returns as interest rates increased nearly 0.65% on short- to intermediate-maturity instruments.

 .    An allocation to mortgage-backed securities was negative for performance due to a continued widening of yield premiums versus Treasuries.

 .    Corporate sector holdings also hurt performance as yield premiums widened due to market uncertainty over Fed policy and heavy new corporate issuance.

 .    The Fund's limited allocation to currency-hedged, non-U.S. holdings in developed markets was slightly negative as many non-U.S. markets lagged Treasuries amid global recovery.

 .    Limited holdings of U.S. dollar-denominated emerging market bonds were a slight positive due to higher yields and reduced volatility.



                                                       1999 Semi-Annual Report 9

PIMCO Low Duration Fund II


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily shorter-term investment grade bonds with quality and foreign issuer restrictions.

Duration:
1.97 years

Total Net Assets:
$467.4 million

Sector Breakdown:*

[CHART]

  Mortgage-Backed Securities           51.7%
   Corporate Bonds and Notes           31.2%
      Short-Term Instruments            6.9%
    U.S. Government Agencies            5.5%
                       Other            4.7%


Quality Breakdown:*

[CHART]

                         AAA           67.0%
                          AA           11.1%
                           A           21.9%



*% of Total Investments as of September 30, 1999


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1999

                                                                              Lipper Short
                 Inst'l Class        Admin. Class        Merrill Lynch 1-3    Investment Grade
                 (Incep. 11/01/1991) (Incep. 2/02/1998)  Year Treasury Index  Debt Fund Average
-----------------------------------------------------------------------------------------------
6 Months                0.97%                0.83%              1.84%              1.28%
1 Year                  2.17%                1.90%              3.23%              2.69%
3 Years*                6.10%                  --               6.01%              5.32%
5 Years*                6.67%                  --               6.38%              5.79%
Since Inception*        6.15%                4.24%                --                 --

* Annualized


                CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1999
                $5,000,000 invested at inception


                             Low                   Merrill Lynch
  MONTH               Duration Fund II          1-3 Year Treasury
                                                       Index
10/31/1991                   5,000,000                  5,000,000
11/30/1991                   5,070,496                  5,051,950
12/31/1991                   5,150,788                  5,128,941
01/31/1992                   5,126,506                  5,121,094
02/29/1992                   5,159,358                  5,138,762
03/31/1992                   5,157,326                  5,136,964
04/30/1992                   5,197,109                  5,183,966
05/31/1992                   5,240,589                  5,231,244
06/30/1992                   5,302,476                  5,284,645
07/31/1992                   5,355,736                  5,343,949
08/31/1992                   5,377,728                  5,390,869
09/30/1992                   5,426,036                  5,442,189
10/31/1992                   5,423,401                  5,409,645
11/30/1992                   5,417,545                  5,400,827
12/31/1992                   5,471,783                  5,452,135
01/31/1993                   5,544,427                  5,508,728
02/28/1993                   5,600,313                  5,555,828
03/31/1993                   5,619,040                  5,572,496
04/30/1993                   5,660,962                  5,607,045
05/31/1993                   5,649,149                  5,591,344
06/30/1993                   5,710,514                  5,632,553
07/31/1993                   5,724,808                  5,645,621
08/31/1993                   5,775,444                  5,694,851
09/30/1993                   5,794,689                  5,713,359
10/31/1993                   5,802,333                  5,724,557
11/30/1993                   5,799,743                  5,725,988
12/31/1993                   5,831,720                  5,747,117
01/31/1994                   5,872,093                  5,784,014
02/28/1994                   5,850,184                  5,747,054
03/31/1994                   5,796,320                  5,718,434
04/30/1994                   5,779,212                  5,698,191
05/31/1994                   5,767,710                  5,706,282
06/30/1994                   5,772,326                  5,723,172
07/31/1994                   5,831,607                  5,772,392
08/31/1994                   5,826,033                  5,792,711
09/30/1994                   5,810,813                  5,779,561
10/31/1994                   5,821,529                  5,792,565
11/30/1994                   5,828,521                  5,766,731
12/31/1994                   5,850,354                  5,779,763
01/31/1995                   5,935,515                  5,860,217
02/28/1995                   6,029,620                  5,940,737
03/31/1995                   6,074,370                  5,973,886
04/30/1995                   6,107,608                  6,027,114
05/31/1995                   6,211,631                  6,132,407
06/30/1995                   6,235,805                  6,165,399
07/31/1995                   6,243,368                  6,190,923
08/31/1995                   6,297,641                  6,227,760
09/30/1995                   6,346,020                  6,258,027
10/31/1995                   6,405,255                  6,310,844
11/30/1995                   6,478,110                  6,366,632
12/31/1995                   6,539,804                  6,415,528
01/31/1996                   6,580,351                  6,470,061
02/29/1996                   6,535,860                  6,442,692
03/31/1996                   6,518,000                  6,436,958
04/30/1996                   6,505,764                  6,442,365
05/31/1996                   6,502,485                  6,455,572
06/30/1996                   6,575,782                  6,501,923
07/31/1996                   6,606,321                  6,527,541
08/31/1996                   6,630,457                  6,549,930
09/30/1996                   6,719,145                  6,609,338
10/31/1996                   6,816,464                  6,683,760
11/30/1996                   6,887,004                  6,734,957
12/31/1996                   6,881,011                  6,734,957
01/31/1997                   6,918,655                  6,766,544
02/28/1997                   6,946,342                  6,782,107
03/31/1997                   6,930,530                  6,779,461
04/30/1997                   6,993,758                  6,834,850
05/31/1997                   7,044,400                  6,881,464
06/30/1997                   7,099,424                  6,928,877
07/31/1997                   7,200,340                  7,005,026
08/31/1997                   7,201,737                  7,011,470
09/30/1997                   7,257,640                  7,064,687
10/31/1997                   7,324,878                  7,117,177
11/30/1997                   7,343,098                  7,134,473
12/31/1997                   7,405,208                  7,183,201
01/31/1998                   7,464,768                  7,252,950
02/28/1998                   7,477,590                  7,259,187
03/31/1998                   7,505,393                  7,288,733
04/30/1998                   7,541,498                  7,322,844
05/31/1998                   7,593,666                  7,361,875
06/30/1998                   7,623,903                  7,400,156
07/31/1998                   7,657,543                  7,434,789
08/31/1998                   7,746,767                  7,528,244
09/30/1998                   7,854,078                  7,627,994
10/31/1998                   7,838,078                  7,665,447
11/30/1998                   7,857,712                  7,658,778
12/31/1998                   7,893,710                  7,685,814
01/31/1999                   7,943,452                  7,716,249
02/28/1999                   7,885,625                  7,678,594
03/31/1999                   7,947,390                  7,731,961
04/30/1999                   7,979,520                  7,756,857
05/31/1999                   7,950,895                  7,751,892
06/30/1999                   7,933,181                  7,776,079
07/31/1999                   7,948,712                  7,800,729
08/31/1999                   7,953,224                  7,823,273
09/30/1999                   8,024,423                  7,874,124

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 11/01/1991, the Fund's Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annual basis. The Administrative Class commenced operations on 2/02/1998.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Low Duration Fund II Institutional Class shares returned 0.97%, underperforming the benchmark Merrill Lynch 1-3 Year Treasury Index that returned of 1.84% for the semi-annual period ended September 30, 1999.

 .    The Fund maintained an above-Index duration throughout the period, which adversely impacted returns as interest rates rose nearly 0.65% on short- to intermediate-maturity instruments.

 .    Concentrating on a broader-than-Index maturity mix was slightly negative for performance due a modest steepening of the yield curve.

 .    The Fund's allocation to mortgage-backed securities was negative due to a continued widening of yield premiums versus Treasuries.

 .    Limited corporate sector holdings hurt returns relative to the all-Treasury benchmark as yield premiums widened due to credit concerns and heavy new issuance.

10 PIMCO Funds

PIMCO Low Duration Fund III

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily shorter-term investment grade bonds with prohibitions on firms engaged in socially sensitive practices.

Duration:
2.12 years

Total Net Assets:
$25.5 million

Sector Breakdown:*

[CHART]

Mortgage-Backed Securities           53.6%
 Corporate Bonds and Notes           33.4%
                     Other           13.0%


Quality Breakdown:*

[CHART]

                       AAA           60.2%
                        AA            7.6%
                         A           10.5%
                       BBB           14.0%
                        BB            7.7%



*% of Total Investments as of September 30, 1999


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1999

                                                                                                 Lipper Short
                         Inst'l Class            Admin. Class            Merrill Lynch 1-3       Investment Grade
                         (Incep. 12/31/1996)     (Incep. 3/19/1999)      Year Treasury Index     Debt Fund Average
---------------------------------------------------------------------------------------------------------------------
6 Months                       1.30%                    1.17%                    1.84%                 1.28%
1 Year                         3.25%                     --                      3.23%                 2.69%
Since Inception*               5.77%                    1.32%                      --                    --

* Annualized



     CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1999
     $5,000,000 invested at inception



                                                        Merrill Lynch
                                                      1-3 Year Treasury
MONTH                     Low Duration Fund III            Index
12/31/1996                     5,000,000                  5,000,000
01/31/1997                     5,019,544                  5,023,450
02/28/1997                     5,044,724                  5,035,003
03/31/1997                     5,028,885                  5,033,040
04/30/1997                     5,074,774                  5,074,160
05/31/1997                     5,116,879                  5,108,766
06/30/1997                     5,156,800                  5,143,965
07/31/1997                     5,193,007                  5,200,497
08/31/1997                     5,219,920                  5,205,281
09/30/1997                     5,260,771                  5,244,790
10/31/1997                     5,310,323                  5,283,758
11/30/1997                     5,313,692                  5,296,598
12/31/1997                     5,355,776                  5,332,774
01/31/1998                     5,393,985                  5,384,555
02/28/1998                     5,402,862                  5,389,186
03/31/1998                     5,427,616                  5,411,120
04/30/1998                     5,458,772                  5,436,444
05/31/1998                     5,490,624                  5,465,421
06/30/1998                     5,503,181                  5,493,840
07/31/1998                     5,527,294                  5,519,552
08/31/1998                     5,543,567                  5,588,932
09/30/1998                     5,649,590                  5,662,986
10/31/1998                     5,656,322                  5,690,791
11/30/1998                     5,694,733                  5,685,840
12/31/1998                     5,712,097                  5,705,912
01/31/1999                     5,732,230                  5,728,507
02/28/1999                     5,719,966                  5,700,552
03/31/1999                     5,758,729                  5,740,171
04/30/1999                     5,794,632                  5,758,654
05/31/1999                     5,786,934                  5,754,968
06/30/1999                     5,775,306                  5,772,924
07/31/1999                     5,775,192                  5,791,224
08/31/1999                     5,779,894                  5,807,961
09/30/1999                     5,833,335                  5,845,712

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 12/31/1996, the Fund's Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 3/19/1999. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    For the semi-annual period ended September 30, 1999, the Low Duration Fund
     III Institutional Class shares returned 1.30%, underperforming the benchmark Merrill Lynch 1-3 Year Treasury Index return of 1.84%.

 .    The Fund maintained an above-Index duration throughout the period, which hurt returns as interest rates increased nearly 0.65% on short- to intermediate-maturity instruments.

 .    An allocation to mortgage-backed securities was negative for performance due to a continued widening of yield premiums versus Treasuries.

 .    Corporate sector holdings also hurt performance as yield premiums widened due to market uncertainty over Fed policy and heavy new corporate issuance.

 .    The Fund's limited allocation to currency-hedged, non-U.S. holdings in developed markets was slightly negative as many non-U.S. markets lagged Treasuries amid global recovery.

 .    Limited holdings of U.S. dollar-denominated emerging market bonds were a slight positive due to higher yields and reduced volatility.




                                                      1999 Semi-Annual Report 11

PIMCO Short-Term Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum current income, consistent with preservation of capital and daily liquidity.

Portfolio:
Primarily short-term investment grade bonds.

Duration:
0.60 years

Total Net Assets:
$609.5 million


Sector Breakdown:*

[CHART]

Mortgage-Backed Securities           32.5%
    Short-Term Instruments           28.0%
 Corporate Bonds and Notes           22.6%
   Asset-Backed Securities            8.3%
                     Other            8.6%


Quality Breakdown:*

[CHART]

                       AAA           59.9%
                        AA            6.1%
                         A           15.7%
                       BBB           12.9%
                        BB            5.4%


*% of Total Investments as of September 30, 1999


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1999

                                                          Salomon                           Lipper Ultra-Short
                 Inst'l Class         Admin. Class        3 Month Treasury  Lipper Money    Obligation
                 (Incep. 10/07/1987)  (Incep. 2/01/1996)  Bill Index        Market Index    Fund Average
---------------------------------------------------------------------------------------------------------------
6 Months                 2.12%                1.99%            2.32%            2.19%            2.02%
1 Year                   5.01%                4.75%            4.63%            4.55%            4.28%
3 Years*                 6.08%                5.83%            5.03%            4.94%            5.35%
5 Years*                 6.61%                 --              5.21%            5.06%            5.57%
10 Years                 6.06%                 --              5.13%            4.98%            5.67%
Since Inception*         6.42%                5.86%             --               --               --

* Annualized

                CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1999
                $5,000,000 invested at inception

                                                         Salomon 3 Month
                                 Short-Term               Treasury Bill                  Lipper
  MONTH                             Fund                      Index                Money Market Index
10/31/1987                        5,000,000                  5,000,000                  5,000,000
11/30/1987                        5,029,461                  5,025,505                  5,028,003
12/31/1987                        5,060,119                  5,049,416                  5,057,166
01/31/1988                        5,094,787                  5,074,145                  5,085,483
02/29/1988                        5,116,116                  5,096,972                  5,111,420
03/31/1988                        5,144,560                  5,121,946                  5,138,509
04/30/1988                        5,173,186                  5,147,043                  5,163,690
05/31/1988                        5,202,593                  5,173,283                  5,191,059
06/30/1988                        5,232,291                  5,200,710                  5,219,609
07/31/1988                        5,259,411                  5,229,832                  5,249,882
08/31/1988                        5,293,423                  5,260,160                  5,282,958
09/30/1988                        5,328,409                  5,291,715                  5,316,238
10/31/1988                        5,375,276                  5,323,984                  5,350,261
11/30/1988                        5,411,635                  5,357,521                  5,383,970
12/31/1988                        5,443,779                  5,392,345                  5,421,120
01/31/1989                        5,483,420                  5,429,009                  5,460,149
02/28/1989                        5,522,499                  5,467,021                  5,496,732
03/31/1989                        5,571,029                  5,506,382                  5,539,060
04/30/1989                        5,613,569                  5,547,685                  5,580,602
05/31/1989                        5,665,094                  5,589,294                  5,625,247
06/30/1989                        5,708,266                  5,628,410                  5,667,437
07/31/1989                        5,756,794                  5,667,812                  5,709,374
08/31/1989                        5,788,039                  5,706,356                  5,749,912
09/30/1989                        5,828,328                  5,743,449                  5,789,009
10/31/1989                        5,883,335                  5,782,504                  5,829,532
11/30/1989                        5,922,983                  5,820,087                  5,868,010
12/31/1989                        5,957,698                  5,858,508                  5,907,325
01/31/1990                        5,987,232                  5,897,174                  5,947,492
02/28/1990                        6,024,238                  5,932,550                  5,983,180
03/31/1990                        6,064,842                  5,972,300                  6,022,072
04/30/1990                        6,090,417                  6,011,109                  6,061,216
05/31/1990                        6,148,665                  6,051,983                  6,101,825
06/30/1990                        6,189,318                  6,091,324                  6,140,264
07/31/1990                        6,232,885                  6,131,523                  6,180,788
08/31/1990                        6,267,095                  6,171,375                  6,220,965
09/30/1990                        6,309,632                  6,209,019                  6,258,290
10/31/1990                        6,358,334                  6,247,522                  6,298,971
11/30/1990                        6,409,912                  6,284,390                  6,338,025
12/31/1990                        6,462,141                  6,325,239                  6,377,954
01/31/1991                        6,509,418                  6,361,294                  6,416,859
02/28/1991                        6,545,494                  6,392,464                  6,449,583
03/31/1991                        6,576,473                  6,425,704                  6,483,125
04/30/1991                        6,618,103                  6,456,547                  6,515,539
05/31/1991                        6,656,338                  6,487,540                  6,547,464
06/30/1991                        6,682,104                  6,517,381                  6,576,275
07/31/1991                        6,722,727                  6,548,666                  6,607,838
08/31/1991                        6,766,617                  6,579,444                  6,638,234
09/30/1991                        6,804,471                  6,608,395                  6,666,779
10/31/1991                        6,844,965                  6,637,470                  6,696,114
11/30/1991                        6,862,973                  6,664,021                  6,722,899
12/31/1991                        6,892,228                  6,688,678                  6,750,464
01/31/1992                        6,919,339                  6,712,089                  6,775,439
02/29/1992                        6,934,403                  6,732,895                  6,796,441
03/31/1992                        6,948,634                  6,755,787                  6,818,190
04/30/1992                        6,979,006                  6,777,407                  6,839,326
05/31/1992                        7,001,946                  6,799,771                  6,859,847
06/30/1992                        7,031,099                  6,820,171                  6,879,740
07/31/1992                        7,061,296                  6,840,632                  6,899,690
08/31/1992                        7,080,606                  6,859,785                  6,917,632
09/30/1992                        7,100,505                  6,876,934                  6,934,232
10/31/1992                        7,109,622                  6,894,125                  6,950,875
11/30/1992                        7,119,728                  6,911,360                  6,966,860
12/31/1992                        7,142,089                  6,930,020                  6,984,279
01/31/1993                        7,167,580                  6,948,732                  7,001,040
02/28/1993                        7,187,715                  6,964,714                  7,015,741
03/31/1993                        7,222,352                  6,982,126                  7,031,879
04/30/1993                        7,248,666                  6,998,882                  7,047,351
05/31/1993                        7,279,042                  7,016,380                  7,062,147
06/30/1993                        7,309,491                  7,033,921                  7,077,686
07/31/1993                        7,337,521                  7,052,210                  7,093,258
08/31/1993                        7,358,333                  7,070,546                  7,109,572
09/30/1993                        7,378,551                  7,088,221                  7,125,210
10/31/1993                        7,406,168                  7,106,651                  7,140,887
11/30/1993                        7,435,531                  7,124,417                  7,156,597
12/31/1993                        7,472,268                  7,142,941                  7,173,058
01/31/1994                        7,487,037                  7,161,512                  7,189,554
02/28/1994                        7,497,133                  7,178,699                  7,204,654
03/31/1994                        7,486,772                  7,198,799                  7,221,944
04/30/1994                        7,500,714                  7,220,394                  7,240,000
05/31/1994                        7,507,684                  7,244,222                  7,260,269
06/30/1994                        7,544,131                  7,268,852                  7,281,328
07/31/1994                        7,581,551                  7,295,019                  7,303,901
08/31/1994                        7,613,244                  7,322,010                  7,328,734
09/30/1994                        7,623,522                  7,349,101                  7,353,648
10/31/1994                        7,645,459                  7,379,233                  7,380,856
11/30/1994                        7,653,660                  7,410,225                  7,408,906
12/31/1994                        7,688,576                  7,444,312                  7,440,763
01/31/1995                        7,728,764                  7,478,556                  7,474,248
02/28/1995                        7,801,580                  7,511,461                  7,505,640
03/31/1995                        7,820,739                  7,548,268                  7,540,914
04/30/1995                        7,906,502                  7,584,500                  7,574,851
05/31/1995                        7,988,187                  7,621,664                  7,611,211
06/30/1995                        8,016,388                  7,657,486                  7,646,219
07/31/1995                        8,066,833                  7,694,241                  7,681,394
08/31/1995                        8,106,191                  7,730,404                  7,715,959
09/30/1995                        8,183,875                  7,765,192                  7,749,906
10/31/1995                        8,244,808                  7,800,911                  7,784,781
11/30/1995                        8,323,417                  7,835,235                  7,818,256
12/31/1995                        8,396,279                  7,871,277                  7,852,655
01/31/1996                        8,438,474                  7,906,698                  7,887,206
02/29/1996                        8,455,531                  7,939,115                  7,917,969
03/31/1996                        8,484,975                  7,972,459                  7,949,641
04/30/1996                        8,526,887                  8,005,146                  7,981,437
05/31/1996                        8,573,734                  8,039,568                  8,014,160
06/30/1996                        8,622,971                  8,073,335                  8,045,418
07/31/1996                        8,649,616                  8,108,049                  8,079,208
08/31/1996                        8,706,604                  8,143,726                  8,113,140
09/30/1996                        8,792,582                  8,178,744                  8,144,784
10/31/1996                        8,865,196                  8,214,729                  8,178,174
11/30/1996                        8,947,374                  8,249,233                  8,210,888
12/31/1996                        8,984,288                  8,284,703                  8,245,372
01/31/1997                        9,039,631                  8,320,328                  8,280,004
02/28/1997                        9,081,953                  8,352,778                  8,310,639
03/31/1997                        9,089,081                  8,389,529                  8,344,714
04/30/1997                        9,142,882                  8,425,604                  8,378,927
05/31/1997                        9,211,364                  8,462,676                  8,414,958
06/30/1997                        9,273,987                  8,498,220                  8,450,300
07/31/1997                        9,348,891                  8,534,763                  8,486,635
08/31/1997                        9,379,554                  8,571,461                  8,523,128
09/30/1997                        9,444,784                  8,607,463                  8,558,926
10/31/1997                        9,469,319                  8,645,334                  8,595,729
11/30/1997                        9,513,992                  8,681,646                  8,631,831
12/31/1997                        9,569,434                  8,718,978                  8,669,809
01/31/1998                        9,628,194                  8,757,342                  8,707,958
02/28/1998                        9,663,998                  8,792,371                  8,741,919
03/31/1998                        9,730,989                  8,831,057                  8,779,511
04/30/1998                        9,777,926                  8,868,142                  8,815,504
05/31/1998                        9,824,621                  8,906,281                  8,853,411
06/30/1998                        9,860,451                  8,942,797                  8,889,709
07/31/1998                        9,921,920                  8,980,356                  8,927,934
08/31/1998                        9,927,830                  9,018,971                  8,966,325
09/30/1998                        9,996,273                  9,055,950                  9,003,090
10/31/1998                       10,036,673                  9,092,174                  9,039,102
11/30/1998                       10,073,050                  9,125,815                  9,074,353
12/31/1998                       10,118,477                  9,159,581                  9,109,741
01/31/1999                       10,160,402                  9,193,471                  9,145,273
02/28/1999                       10,203,832                  9,224,729                  9,176,364
03/31/1999                       10,278,911                  9,259,782                  9,211,234
04/30/1999                       10,329,119                  9,294,044                  9,244,396
05/31/1999                       10,333,674                  9,329,361                  9,278,599
06/30/1999                       10,372,627                  9,363,879                  9,312,004
07/31/1999                       10,411,216                  9,400,399                  9,339,007
08/31/1999                       10,447,798                  9,438,001                  9,376,361
09/30/1999                       10,497,169                  9,474,808                  9,412,930





Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 11/01/1987, the first full month following the Fund's Institutional Class inception on 10/07/1987, compared to the Salomon 3 Month Treasury Bill Index, an unmanaged market index and the Lipper Money Market Index, an index consisting of the 30 largest equal weighted Money Market Funds. Whereas money market funds attempt to maintain a stable share price, the Short-Term Fund's share price will fluctuate in response to market conditions. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 2/01/1996. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. In future periodic reports, we will not compare the Fund's performance to the Lipper Money Market Index since the Lipper Money Market Index is not a short-term index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Fund modestly underperformed its benchmark, the Salomon 3-Month
     Treasury Bill Index, by 0.20% for the first half of the fiscal year in a difficult market environment.

 .    While an above-Index duration benefited the Fund, given the higher yields offered in a positively sloped yield curve, the price depreciation resulting from a rise in interest rates detracted from returns.

 .    Holdings of mortgage-backed securities boosted returns due to their higher yield than like-duration Treasuries.

 .    Investment grade corporates detracted from performance as heavy new issuance and concern over credit deterioration negatively affected returns.

 .    Real return bonds were a slight drag on relative returns as real yields increased more than comparable Treasuries.

 .    Limited emerging markets exposure was a slight positive due mostly to the higher yields provided by these securities.

 .    Below-investment grade holdings hurt performance as rising default rates heightened concerns over credit risk.



12 PIMCO Funds

PIMCO Money Market Fund



--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum current income, consistent with preservation of capital and daily liquidity.

Portfolio:
Primarily money market instruments.

Duration:
18 days

Total Net Assets:
$488.6 million

Quality Breakdown:*

[CHART]

     AAA      68.4%
      AA      28.7%
       A       2.9%



*% of Total Investments as of September 30, 1999



--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1999

                                                                                               Lipper
                   Inst'l Class       Admin. Class        Salomon 3 Month       Lipper Money   Money Market
                   (Incep. 3/01/1991) (Incep. 1/24/1995)  Treasury Bill Index   Market Index   Fund Average
------------------------------------------------------------------------------------------------------------
7 Day Yield*             5.15%               4.88%                --                 --               --
6 Months                 2.37%               2.24%              2.32%              2.19%            2.16%
1 Year                   4.84%               4.59%              4.63%              4.55%            4.41%
3 Years*                 5.16%               4.91%              5.03%              4.94%            4.77%
5 Years*                 5.36%                 --               5.21%              5.06%            4.95%
Since Inception*         4.70%               5.13%                --                 --               --

* Annualized

     CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1999
     $5,000,000 invested at inception

                                                               Salomon 3 Month
                                      Money Market              Treasury Bill               Lipper Money
  MONTH                                   Fund                      Index                   Market Index
02/28/1991                              5,000,000                  5,000,000                  5,000,000
03/31/1991                              5,025,170                  5,026,000                  5,026,003
04/30/1991                              5,050,085                  5,050,124                  5,051,132
05/31/1991                              5,075,810                  5,074,366                  5,075,881
06/30/1991                              5,098,544                  5,097,707                  5,098,217
07/31/1991                              5,122,151                  5,122,177                  5,122,686
08/31/1991                              5,146,158                  5,146,250                  5,146,251
09/30/1991                              5,168,071                  5,168,895                  5,168,380
10/31/1991                              5,189,068                  5,191,637                  5,191,122
11/30/1991                              5,209,752                  5,212,405                  5,211,886
12/31/1991                              5,235,296                  5,231,691                  5,233,256
01/31/1992                              5,253,666                  5,250,001                  5,252,618
02/29/1992                              5,269,348                  5,266,276                  5,268,900
03/31/1992                              5,286,316                  5,284,181                  5,285,761
04/30/1992                              5,302,529                  5,301,091                  5,302,146
05/31/1992                              5,318,495                  5,318,584                  5,318,055
06/30/1992                              5,333,833                  5,334,540                  5,333,477
07/31/1992                              5,349,339                  5,350,544                  5,348,943
08/31/1992                              5,362,691                  5,365,525                  5,362,852
09/30/1992                              5,375,416                  5,378,938                  5,375,721
10/31/1992                              5,388,548                  5,392,385                  5,388,623
11/30/1992                              5,400,824                  5,405,865                  5,401,016
12/31/1992                              5,415,417                  5,420,461                  5,414,520
01/31/1993                              5,427,493                  5,435,097                  5,427,514
02/28/1993                              5,439,092                  5,447,597                  5,438,911
03/31/1993                              5,452,504                  5,461,217                  5,451,422
04/30/1993                              5,464,658                  5,474,323                  5,463,416
05/31/1993                              5,475,877                  5,488,009                  5,474,887
06/30/1993                              5,489,090                  5,501,729                  5,486,933
07/31/1993                              5,501,737                  5,516,034                  5,499,005
08/31/1993                              5,515,161                  5,530,376                  5,511,652
09/30/1993                              5,527,714                  5,544,202                  5,523,776
10/31/1993                              5,541,036                  5,558,617                  5,535,929
11/30/1993                              5,554,511                  5,572,513                  5,548,108
12/31/1993                              5,567,081                  5,587,002                  5,560,870
01/31/1994                              5,580,537                  5,601,527                  5,573,658
02/28/1994                              5,592,446                  5,614,971                  5,585,364
03/31/1994                              5,606,276                  5,630,692                  5,598,768
04/30/1994                              5,620,505                  5,647,583                  5,612,766
05/31/1994                              5,637,321                  5,666,220                  5,628,480
06/30/1994                              5,654,814                  5,685,485                  5,644,806
07/31/1994                              5,672,813                  5,705,953                  5,662,305
08/31/1994                              5,694,234                  5,727,064                  5,681,556
09/30/1994                              5,714,049                  5,748,254                  5,700,871
10/31/1994                              5,736,363                  5,771,822                  5,721,964
11/30/1994                              5,759,664                  5,796,064                  5,743,709
12/31/1994                              5,785,415                  5,822,725                  5,768,407
01/31/1995                              5,813,735                  5,849,510                  5,794,366
02/28/1995                              5,839,234                  5,875,247                  5,818,701
03/31/1995                              5,867,023                  5,904,036                  5,846,048
04/30/1995                              5,892,850                  5,932,376                  5,872,358
05/31/1995                              5,923,104                  5,961,445                  5,900,545
06/30/1995                              5,950,960                  5,989,464                  5,927,685
07/31/1995                              5,979,025                  6,018,213                  5,954,954
08/31/1995                              6,006,869                  6,046,498                  5,981,750
09/30/1995                              6,032,542                  6,073,708                  6,008,067
10/31/1995                              6,061,076                  6,101,647                  6,035,104
11/30/1995                              6,105,719                  6,128,494                  6,061,056
12/31/1995                              6,136,175                  6,156,685                  6,087,723
01/31/1996                              6,164,350                  6,184,390                  6,114,509
02/29/1996                              6,191,072                  6,209,746                  6,138,357
03/31/1996                              6,217,237                  6,235,827                  6,162,911
04/30/1996                              6,244,019                  6,261,393                  6,187,560
05/31/1996                              6,273,132                  6,288,317                  6,212,929
06/30/1996                              6,297,220                  6,314,729                  6,237,162
07/31/1996                              6,324,461                  6,341,881                  6,263,357
08/31/1996                              6,354,570                  6,369,786                  6,289,663
09/30/1996                              6,379,780                  6,397,177                  6,314,194
10/31/1996                              6,406,912                  6,425,323                  6,340,079
11/30/1996                              6,433,601                  6,452,311                  6,365,441
12/31/1996                              6,460,353                  6,480,054                  6,392,175
01/31/1997                              6,488,472                  6,507,920                  6,419,023
02/28/1997                              6,513,657                  6,533,301                  6,442,772
03/31/1997                              6,539,911                  6,562,047                  6,469,189
04/30/1997                              6,567,988                  6,590,263                  6,495,712
05/31/1997                              6,598,555                  6,619,260                  6,523,645
06/30/1997                              6,626,256                  6,647,062                  6,551,043
07/31/1997                              6,655,217                  6,675,644                  6,579,213
08/31/1997                              6,686,098                  6,704,349                  6,607,504
09/30/1997                              6,714,110                  6,732,508                  6,635,256
10/31/1997                              6,746,003                  6,762,130                  6,663,786
11/30/1997                              6,773,457                  6,790,532                  6,691,775
12/31/1997                              6,805,247                  6,819,732                  6,721,217
01/31/1998                              6,836,094                  6,849,739                  6,750,792
02/28/1998                              6,863,584                  6,877,138                  6,777,120
03/31/1998                              6,893,016                  6,907,397                  6,806,263
04/30/1998                              6,922,674                  6,936,404                  6,834,166
05/31/1998                              6,953,532                  6,966,235                  6,863,553
06/30/1998                              6,983,538                  6,994,797                  6,891,693
07/31/1998                              7,016,569                  7,024,175                  6,921,326
08/31/1998                              7,045,979                  7,054,378                  6,951,089
09/30/1998                              7,076,192                  7,083,302                  6,979,591
10/31/1998                              7,107,700                  7,111,635                  7,007,509
11/30/1998                              7,136,327                  7,137,948                  7,034,837
12/31/1998                              7,168,594                  7,164,359                  7,062,272
01/31/1999                              7,194,413                  7,190,867                  7,089,817
02/28/1999                              7,219,300                  7,215,316                  7,113,921
03/31/1999                              7,247,024                  7,242,733                  7,140,953
04/30/1999                              7,276,038                  7,269,532                  7,166,662
05/31/1999                              7,301,880                  7,297,156                  7,193,178
06/30/1999                              7,329,104                  7,324,155                  7,219,074
07/31/1999                              7,359,334                  7,352,720                  7,240,008
08/31/1999                              7,388,408                  7,382,131                  7,268,967
09/30/1999                              7,418,652                  7,410,920                  7,297,317

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 3/01/1991, the Fund's Institutional Class inception date, compared to the Salomon 3 Month Treasury Bill Index, an unmanaged market index, and the Lipper Money Market Index, an index consisting of the 30 largest equal weighted Money Market Funds. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/24/1995. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation. In future periodic reports, we will not compare the Fund's performance to the Lipper Money Market Index since the Lipper Money Market Index is not a money market index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The PIMCO Money Market Fund Institutional Class shares had a total return of 2.37% for the six-month period ended September 30, 1999, exceeding the 2.32% return of the Fund's benchmark, the Salomon 3 Month Treasury Bill Index.

 .    The Fund, which has a Aaa money market fund rating by Moody's Investors
     Service, emphasizes high quality commercial paper, shorter-term agency and high quality corporate debt issues due to strong liquidity, attractive yields and limited credit risks.

 .    High quality (A1/P1) commercial paper yields rose by 0.50% for three-month maturities, reflecting two Federal Reserve increases in June and August for a cumulative 0.50%.

 .    Three-month commercial paper yields relative to Treasuries increased by
     0.25% to become approximately +0.70% at September 30, reflecting a general trend of widening credit risk premiums for corporate debt issues.

 .    The SEC 7-day and 30-day yields for the Fund were 5.15% and 5.10%, respectively, as of September 30,1999.

                                                      1999 Semi-Annual Report 13

PIMCO Long-Term U.S. Government Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily longer-term U.S. government bonds.

Duration:
11.39 years

Total Net Assets:
$420.1 million

Sector Breakdown:*

[CHART]

   Mortgage-Backed Securities          52.5%
     U.S. Treasury Obligation          38.3%
                        Other           9.2%



Quality Breakdown:*

[CHART]

                          AAA          96.9%
                           AA           2.2%
                            A           0.9%


*% of Total Investments as of September 30, 1999


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1999

                                                       Lehman          LB Int. &       Lehman Brothers   Lipper General
               Inst'l Class        Admin. Class        Long-Term       20+Year         Aggregate         U.S. Government
               (Incep. 7/01/1991)  (Incep. 9/23/1997)  Treasury Index  Treasury Index  Bond Index        Fund Average
-------------------------------------------------------------------------------------------------------------------------
6 Months             -2.88%              -2.99%            -2.61%          -2.22%           -0.21%            -1.03%
1 Year               -7.93%              -8.15%            -7.68%          -6.67%           -0.37%            -2.66%
3 Years*              8.96%                --               8.46            8.24%            6.82%             5.75%
5 Years*             10.44%                --               9.93            9.72%            7.84%             6.70%
Since Inception*     10.94%              5.85%               --              --               --                --

*Annualized

                CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1999
                $5,000,000 invested at inception

                  Long-Term U.S.             Lehman            LB Int. & 20+ Year        Lehman Brothers
  MONTH             Gov't Fund         Long-Term Treasury        Treasury Index        Aggregate Bond Index
                                             Index
06/30/1991           5,000,000             5,000,000              5,000,000                5,000,000
07/31/1991           5,068,858             5,074,501              5,078,653                5,069,337
08/31/1991           5,265,511             5,249,571              5,253,833                5,179,037
09/30/1991           5,442,627             5,414,932              5,415,685                5,283,983
10/31/1991           5,470,292             5,426,845              5,423,958                5,342,814
11/30/1991           5,543,810             5,457,236              5,449,855                5,391,803
12/31/1991           5,909,199             5,782,486              5,774,939                5,551,931
01/31/1992           5,742,566             5,600,917              5,595,656                5,476,401
02/29/1992           5,771,828             5,633,962              5,625,075                5,512,010
03/31/1992           5,753,678             5,571,988              5,562,934                5,480,935
04/30/1992           5,725,465             5,566,416              5,551,125                5,520,525
05/31/1992           5,930,074             5,721,163              5,707,247                5,624,696
06/30/1992           6,016,162             5,804,119              5,781,880                5,702,106
07/31/1992           6,300,744             6,045,570              6,023,037                5,818,441
08/31/1992           6,427,326             6,087,285              6,061,588                5,877,383
09/30/1992           6,540,767             6,183,464              6,149,824                5,947,052
10/31/1992           6,378,211             6,053,611              6,022,902                5,868,205
11/30/1992           6,445,336             6,076,615              6,055,985                5,869,532
12/31/1992           6,614,191             6,243,115              6,221,353                5,962,865
01/31/1993           6,790,743             6,421,044              6,388,329                6,077,211
02/28/1993           7,063,398             6,635,507              6,593,498                6,183,594
03/31/1993           7,101,318             6,652,095              6,608,592                6,209,360
04/30/1993           7,156,851             6,703,316              6,657,303                6,252,599
05/31/1993           7,184,508             6,725,437              6,685,270                6,260,561
06/30/1993           7,540,954             7,009,924              6,950,671                6,374,021
07/31/1993           7,650,608             7,122,783              7,066,676                6,410,072
08/31/1993           7,942,707             7,409,119              7,331,491                6,522,427
09/30/1993           7,968,888             7,435,051              7,351,540                6,540,341
10/31/1993           8,009,725             7,488,582              7,404,297                6,564,781
11/30/1993           7,792,708             7,296,874              7,233,849                6,508,935
12/31/1993           7,842,784             7,320,224              7,252,703                6,544,212
01/31/1994           8,022,521             7,495,910              7,413,784                6,632,570
02/28/1994           7,708,576             7,188,578              7,126,553                6,517,340
03/31/1994           7,394,709             6,873,000              6,825,285                6,356,659
04/30/1994           7,268,749             6,791,898              6,744,159                6,305,901
05/31/1994           7,246,140             6,747,072              6,693,854                6,305,016
06/30/1994           7,204,478             6,682,974              6,629,252                6,291,082
07/31/1994           7,383,601             6,909,528              6,861,152                6,416,044
08/31/1994           7,399,922             6,858,397              6,802,522                6,424,006
09/30/1994           7,169,097             6,642,358              6,580,310                6,329,455
10/31/1994           7,122,283             6,619,109              6,559,449                6,323,816
11/30/1994           7,100,894             6,658,162              6,601,562                6,309,771
12/31/1994           7,263,266             6,760,697              6,705,670                6,353,342
01/31/1995           7,453,074             6,934,447              6,883,563                6,479,077
02/28/1995           7,711,268             7,131,386              7,070,315                6,633,122
03/31/1995           7,801,463             7,192,715              7,134,690                6,673,818
04/30/1995           7,935,436             7,320,745              7,258,496                6,767,041
05/31/1995           8,543,447             7,882,247              7,792,055                7,028,907
06/30/1995           8,641,206             7,973,681              7,879,508                7,080,440
07/31/1995           8,492,085             7,846,101              7,759,077                7,064,626
08/31/1995           8,683,920             8,020,286              7,924,423                7,149,887
09/30/1995           8,871,163             8,167,858              8,063,754                7,219,445
10/31/1995           9,089,923             8,396,559              8,278,998                7,313,332
11/30/1995           9,313,423             8,606,473              8,471,111                7,422,922
12/31/1995           9,556,575             8,835,405              8,682,059                7,527,093
01/31/1996           9,571,589             8,835,405              8,688,221                7,577,078
02/29/1996           9,125,878             8,408,654              8,293,222                7,445,371
03/31/1996           8,958,506             8,241,322              8,135,410                7,393,617
04/30/1996           8,759,744             8,103,692              8,006,952                7,352,037
05/31/1996           8,771,139             8,061,553              7,969,721                7,337,108
06/30/1996           8,947,395             8,233,264              8,133,816                7,435,639
07/31/1996           8,918,333             8,236,557              8,136,866                7,455,987
08/31/1996           8,856,612             8,133,600              8,036,207                7,443,491
09/30/1996           9,102,968             8,358,088              8,252,684                7,573,207
10/31/1996           9,493,678             8,686,561              8,566,251                7,740,965
11/30/1996           9,851,090             8,976,691              8,833,466                7,873,557
12/31/1996           9,624,385             8,758,559              8,631,621                7,800,349
01/31/1997           9,576,361             8,696,373              8,569,404                7,824,236
02/28/1997           9,598,405             8,699,851              8,572,900                7,843,699
03/31/1997           9,359,770             8,477,135              8,360,698                7,756,779
04/30/1997           9,570,437             8,681,434              8,557,405                7,872,893
05/31/1997           9,684,481             8,778,666              8,651,795                7,947,317
06/30/1997           9,875,451             8,948,094              8,816,262                8,041,646
07/31/1997          10,424,177             9,473,347              9,309,083                8,258,504
08/31/1997          10,161,918             9,209,988              9,067,905                8,188,061
09/30/1997          10,427,124             9,463,263              9,303,828                8,308,820
10/31/1997          10,781,870             9,782,175              9,598,856                8,429,358
11/30/1997          10,884,053             9,912,278              9,721,316                8,468,174
12/31/1997          11,070,318            10,078,804              9,873,400                8,553,435
01/31/1998          11,276,193            10,283,404             10,064,364                8,663,246
02/28/1998          11,199,620            10,209,364              9,999,353                8,656,334
03/31/1998          11,253,545            10,230,803             10,021,549                8,686,469
04/30/1998          11,318,487            10,268,657             10,058,381                8,731,809
05/31/1998          11,539,028            10,464,788             10,237,616                8,814,637
06/30/1998          11,809,161            10,707,571             10,459,638                8,889,393
07/31/1998          11,801,731            10,662,600             10,422,257                8,908,303
08/31/1998          12,300,067            11,143,483             10,851,859                9,053,280
09/30/1998          12,791,270            11,551,334             11,213,683                9,265,272
10/31/1998          12,445,690            11,376,910             11,077,410                9,216,283
11/30/1998          12,490,607            11,464,511             11,140,516                9,268,589
12/31/1998          12,554,165            11,440,436             11,132,558                9,296,457
01/31/1999          12,649,540            11,543,400             11,223,803                9,362,808
02/28/1999          12,075,837            10,975,465             10,721,119                9,199,363
03/31/1999          12,126,451            10,950,221             10,703,044                9,250,343
04/30/1999          12,144,805            10,965,551             10,716,653                9,279,648
05/31/1999          11,926,288            10,793,392             10,567,784                9,198,368
06/30/1999          11,815,966            10,678,982             10,469,791                9,169,063
07/31/1999          11,748,078            10,627,723             10,423,519                9,130,026
08/31/1999          11,657,161            10,586,275             10,389,572                9,125,472
09/30/1999          11,776,658            10,664,613             10,465,680                9,231,322

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/01/1991, the Fund's Institutional Class inception date, compared to the Lehman Long-Term Treasury Index, the Lehman Brothers Aggregate Bond Index, and a 10 year duration blend of the Lehman Brothers Intermediate and 20+Yr. Treasury Indices, each an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annual basis. The Administrative Class commenced operations on 9/23/1997. In future periodic reports, we will not compare the Fund's performance to the Lehman Brothers Intermediate & 20+ Year Treasury Index since the Lehman Brothers Intermediate & 20+ Year Treasury Index is not a long-term U.S. Government index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Long-Term U.S. Government Fund Institutional Class shares had a total return of -2.88% after fees versus -2.61% for the Lehman Long-Term Treasury Index for the six-month period ended September 30, 1999.

 .    As the Fund's duration target, proxied by the benchmark's duration of 10.4 years, was substantially in excess of shorter durations, the Fund underperformed shorter-term benchmarks due to significant interest rate increases.

 .    Treasury yields increased by 0.40% and more across all maturities with intermediate yields increasing most as the Federal Reserve raised the fed funds rate twice for a cumulative increase of 0.50%.

 .    The Fund's duration was under that of the benchmark, which aided relative performance as interest rates increased.

 .    Overweighting intermediate maturities detracted from relative returns as intermediate yields increased most over March 31, 1999 to September 30, 1999.

 .    Longer-term mortgage securities reduced relative returns as yield increases caused mortgage durations to extend, affecting price performance adversely, and overall mortgage market liquidity decreased somewhat.

 .    The Fund continued to de-emphasize investment-grade corporate debt securities, which underperformed Treasuries as credit risk premiums widened due to greater investor concerns over credit quality.



14  PIMCO Funds

PIMCO High Yield Fund



--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily high yield bonds.

Duration:
4.48 years

Total Net Assets:
$3.6 billion


Sector Breakdown:*

[CHART]

      Corporate Bonds and Notes          86.2%
        Asset-Backed Securities           4.2%
                          Other           9.6%


Quality Breakdown:*

[CHART]

                            AAA           1.2%
                             AA           0.2%
                              A           1.4%
                            BBB          11.7%
                             BB          49.4%
                              B          36.1%


*% of Total Investments as of September 30, 1999


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1999

                                                          Lehman Intermediate  Lipper High
                 Inst'l Class         Admin. Class        BB rated             Current Yield
                 (Incep. 12/16/1992)  (Incep. 1/16/1995)  Corporate Index      Fund Average
---------------------------------------------------------------------------------------------
6 Months                -0.32%              -0.44%            -0.28%              -0.90%
1 Year                   4.68%               4.43%             2.46%               4.84%
3 Years*                 8.29%               8.02%             7.09%               5.51%
5 Years*                10.61%                --               9.10%               8.16%
Since Inception*        10.75%              10.74%              --                  --

* Annualized

                CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1999
                $5,000,000 invested at inception



                      High Yield Fund       Lehman Intermed. BB
 MONTH                                       rated Corp. Index
12/31/1992                5,000,000             5,000,000
01/31/1993                5,113,886             5,105,500
02/28/1993                5,208,126             5,180,551
03/31/1993                5,313,333             5,239,092
04/30/1993                5,369,686             5,283,100
05/31/1993                5,409,077             5,322,195
06/30/1993                5,556,254             5,435,026
07/31/1993                5,595,567             5,489,919
08/31/1993                5,658,345             5,553,602
09/30/1993                5,686,689             5,594,144
10/31/1993                5,839,376             5,669,106
11/30/1993                5,884,380             5,683,845
12/31/1993                5,935,129             5,732,726
01/31/1994                6,061,596             5,828,463
02/28/1994                6,060,370             5,822,051
03/31/1994                5,879,246             5,643,896
04/30/1994                5,828,068             5,610,598
05/31/1994                5,870,524             5,615,648
06/30/1994                5,878,587             5,632,494
07/31/1994                5,934,013             5,701,210
08/31/1994                5,984,086             5,761,643
09/30/1994                6,025,467             5,772,015
10/31/1994                6,028,706             5,785,289
11/30/1994                6,004,787             5,745,950
12/31/1994                6,077,394             5,781,575
01/31/1995                6,137,436             5,874,658
02/28/1995                6,305,367             6,053,248
03/31/1995                6,397,464             6,110,148
04/30/1995                6,537,390             6,232,351
05/31/1995                6,727,023             6,415,582
06/30/1995                6,781,902             6,472,039
07/31/1995                6,872,762             6,530,935
08/31/1995                6,925,387             6,568,814
09/30/1995                7,022,543             6,639,758
10/31/1995                7,125,446             6,692,211
11/30/1995                7,212,331             6,776,533
12/31/1995                7,334,202             6,883,602
01/31/1996                7,453,084             6,995,117
02/29/1996                7,460,951             6,969,934
03/31/1996                7,402,000             6,933,691
04/30/1996                7,434,433             6,930,917
05/31/1996                7,459,688             6,940,621
06/30/1996                7,490,201             7,015,579
07/31/1996                7,557,060             7,053,463
08/31/1996                7,680,144             7,110,596
09/30/1996                7,858,765             7,263,475
10/31/1996                7,937,607             7,364,437
11/30/1996                8,110,110             7,513,198
12/31/1996                8,191,022             7,529,728
01/31/1997                8,275,049             7,601,259
02/28/1997                8,402,615             7,693,234
03/31/1997                8,292,841             7,601,685
04/30/1997                8,381,534             7,695,946
05/31/1997                8,572,658             7,827,547
06/30/1997                8,699,809             7,928,522
07/31/1997                8,924,236             8,164,792
08/31/1997                8,921,803             8,087,226
09/30/1997                9,072,091             8,214,195
10/31/1997                9,081,530             8,242,125
11/30/1997                9,168,890             8,299,819
12/31/1997                9,273,057             8,376,177
01/31/1998                9,432,639             8,476,692
02/28/1998                9,483,456             8,515,684
03/31/1998                9,557,939             8,570,184
04/30/1998                9,581,967             8,613,893
05/31/1998                9,631,622             8,669,883
06/30/1998                9,702,825             8,722,769
07/31/1998                9,806,262             8,768,128
08/31/1998                9,412,663             8,526,128
09/30/1998                9,532,027             8,706,882
10/31/1998                9,438,479             8,595,433
11/30/1998                9,836,791             8,801,724
12/31/1998                9,879,676             8,857,175
01/31/1999               10,010,006             8,948,403
02/28/1999                9,927,890             8,882,185
03/31/1999               10,010,331             8,946,137
04/30/1999               10,178,602             9,037,387
05/31/1999                9,984,752             8,928,036
06/30/1999                9,982,744             8,907,501
07/31/1999               10,010,514             8,941,350
08/31/1999                9,972,087             8,885,018
09/30/1999                9,978,380             8,921,448

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1993, the first full month following the Fund's Institutional Class inception on 12/16/1992, compared to the Lehman Intermediate BB rated Corporate Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/16/1995. The investments made by the High Yield Fund may involve high risk and may have speculative characteristics.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    For the six-month period ended September 30, 1999, the High Yield Fund
     Institutional Class shares posted a -0.32% total return, slightly underperforming the Lehman Intermediate BB rated Corporate Index return of -0.28%.

 .    Underperformance was primarily due to holdings of B rated bonds, which underperformed the BB benchmark by 1.2%, and a longer-than-benchmark duration, which made the Fund more sensitive to rising rates.

 .    Sector allocations, which favored energy, utility and media/publishing sectors, were positive for performance.

 .    Holdings of collateralized energy bonds benefited from both a turn-around in the oil and natural gas sectors and an increased investor preference for secured bonds.

 .    Exposure to the utility and independent-power producer industry helped returns as this conservative sector benefited from investor uneasiness.

 .    Our preference for senior-secured bonds was positive as more speculative unsecured and deferred-interest/zero coupon issues performed poorly.

 .    A small allocation to U.S. dollar-denominated emerging market and European issues contributed to the Fund's performance as these issues benefited from the recovery in emerging markets and infrastructure development in Europe.



                                                      1999 Semi-Annual Report 15

PIMCO Total Return Mortgage Fund



--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily intermediate-term mortgage-related securities.

Duration:
3.29 years

Total Net Assets:
$4.0 million


Sector Breakdown:*

[CHART]

 Mortgage-Backed Securities          77.4%
     Short-Term Instruments          13.2%
  U.S. Treasury Obligations           9.4%


Quality Breakdown:*

                        AAA          95.5%
                         AA           3.5%
                        BBB           1.0%


*% of Total Investments as of September 30, 1999



--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1999

                    Inst'l Class          Lehman Brothers   Lipper U.S. Mortgage
                    (Incep. 7/31/1997)    Mortgage Index    Fund Average
--------------------------------------------------------------------------------

6 Months                0.85%                  0.47%              -0.03%
1 Year                  1.99%                  2.27%               0.82%
Since Inception*        6.38%                    --                  --
*Annualized

     CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1999
     $5,000,000 invested at inception


                Total Return Mortgage         Lehman Brothers
  MONTH                 Fund                  Mortgage Index
07/31/1997            5,000,000                  5,000,000
08/31/1997            5,005,044                  4,988,118
09/30/1997            5,084,467                  5,051,382
10/31/1997            5,160,309                  5,107,387
11/30/1997            5,184,726                  5,124,151
12/31/1997            5,246,122                  5,170,844
01/31/1998            5,304,038                  5,222,289
02/28/1998            5,314,354                  5,233,336
03/31/1998            5,334,652                  5,255,495
04/30/1998            5,371,139                  5,285,232
05/31/1998            5,417,855                  5,320,364
06/30/1998            5,453,983                  5,345,733
07/31/1998            5,476,124                  5,372,837
08/31/1998            5,542,715                  5,421,585
09/30/1998            5,605,738                  5,487,033
10/31/1998            5,584,293                  5,479,968
11/30/1998            5,609,572                  5,507,264
12/31/1998            5,625,826                  5,530,643
01/31/1999            5,660,727                  5,570,014
02/28/1999            5,631,600                  5,547,984
03/31/1999            5,669,090                  5,585,236
04/30/1999            5,697,656                  5,610,991
05/31/1999            5,667,354                  5,579,648
06/30/1999            5,661,901                  5,559,994
07/31/1999            5,641,744                  5,522,293
08/31/1999            5,639,123                  5,522,100
09/30/1999            5,717,073                  5,611,697

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/31/1997, the Fund's Institutional Class inception date, compared to the Lehman Brothers Mortgage Index, an unmanaged market index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Total Return Mortgage Fund outperformed its benchmark, the Lehman
     Brothers Mortgage Index, by 0.38%, returning 0.85% for the six-months ended September 30, 1999 versus 0.47% for the Index.

 .    The Fund's below benchmark duration was a positive for returns as interest rates rose significantly over the past six months.

 .    The Fund's broader-than-benchmark maturity distribution had little impact on returns as the shape of the yield curve did not change materially.

 .    The Fund's use of lower coupon mortgages detracted mildly from returns during the past six months as prepayment fears decreased.

 .    Limited exposure to well structured, yield enhancing collateralized mortgage obligations added slightly to returns.

 .    The Fund's use of adjustable rate mortgages detracted modestly from performance as issuance in this sector increased.



16  PIMCO Funds

PIMCO Low Duration Mortgage Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily short- and intermediate-term mortgage-related securities.

Duration:
2.70 years

Total Net Assets:
$4.2 million

Sector Breakdown:*

[CHART]

     Mortgage-Backed Securities          86.8%
      U.S. Treasury Obligations           5.4%
                          Other           7.8%

Quality Breakdown:*

[CHART]

                            AAA          93.1%
                             AA           1.5%
                              A           3.6%
                            BBB           1.8%

*% of Total Investments as of September 30, 1999


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1999

                    Inst'l Class       Merrill Lynch 1-3    Lipper U.S. Mortgage
                   (Incep. 7/31/1997)  Year Treasury Index  Fund Average
--------------------------------------------------------------------------------
6 Months                  2.26%               1.84%              -0.03%
1 Year                    3.21%               3.23%               0.82%
Since Inception*          6.42%                 --                  --

*Annualized



                CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1999
                $5,000,000 invested at inception


                     Low Duration             Merrill Lynch
  MONTH              Mortgage Fund            1-3 Year Treasury
                                              Index
07/31/1997              5,000,000                5,000,000
08/31/1997              5,018,286                5,004,600
09/30/1997              5,111,651                5,042,585
10/31/1997              5,159,820                5,080,051
11/30/1997              5,172,284                5,092,396
12/31/1997              5,218,267                5,127,177
01/31/1998              5,260,371                5,176,962
02/28/1998              5,285,796                5,181,414
03/31/1998              5,293,096                5,202,503
04/30/1998              5,311,809                5,226,850
05/31/1998              5,351,927                5,254,709
06/30/1998              5,392,191                5,282,034
07/31/1998              5,408,563                5,306,753
08/31/1998              5,477,311                5,373,459
09/30/1998              5,543,973                5,444,658
10/31/1998              5,519,699                5,471,391
11/30/1998              5,498,845                5,466,631
12/31/1998              5,536,600                5,485,929
01/31/1999              5,578,414                5,507,652
02/28/1999              5,528,744                5,480,775
03/31/1999              5,595,411                5,518,867
04/30/1999              5,622,757                5,536,637
05/31/1999              5,662,331                5,533,094
06/30/1999              5,653,531                5,550,357
07/31/1999              5,659,351                5,567,952
08/31/1999              5,658,931                5,584,043
09/30/1999              5,722,084                5,620,339

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/31/1997, the Fund's Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The PIMCO Low Duration Mortgage Fund outperformed its benchmark by 0.42%
     after fees for the six-months ended September 30, 1999.

 .    The Fund's above-Index duration modestly detracted from relative returns as interest rates rose.

 .    The Fund's broader-than-Index maturity distribution added slightly to returns as intermediate term yields rose the most in this period.

 .    The Fund's use of adjustable rate mortgages (ARMs) added to returns as this market recovered as a result of renewed investor confidence and falling prepayments.

 .    Limited exposure to collateralized mortgage obligations (CMOs) enhanced returns as relatively high yields cushioned the adverse impact of widening yield premiums.

                                                      1999 Semi-Annual Report 17

PIMCO Real Return Bond Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum real return, consistent with preservation of real capital and prudent investment management.

Portfolio:
Primarily inflation-indexed bonds.

Duration:
2.38 years

Total Net Assets:
$117.8 million

Sector Breakdown:*

[CHART]

      U.S. Treasury Obligations          76.4%
      Corporate Bonds and Notes          10.2%
                          Other          13.4%

Quality Breakdown:*

[CHART]

                            AAA          86.3%
                             AA           2.0%
                              A           4.5%
                            BBB           4.6%
                             BB           2.2%
                              B           0.4%

*% of Total Investments as of September 30, 1999


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1999

                     Inst'l Class        Lehman Brothers Inflation    Lipper Short U.S.
                    (Incep. 1/29/1997)   Linked Treasury Index        Government Fund Average
---------------------------------------------------------------------------------------------
6 Months                    3.40%                   1.93%                     1.29%
1 Year                      5.26%                   1.86%                     2.44%
Since Inception*            5.48%                    --                        --

* Annualized


                CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1999
                $5,000,000 invested at inception

                    Real Return Bond           Lehman Brothers
  MONTH                   Fund                 Inflation Linked
                                               Treasury Index
01/31/1997              5,000,000                  5,000,000
02/28/1997              5,017,061                  5,016,499
03/31/1997              4,971,983                  4,947,776
04/30/1997              5,002,809                  4,977,955
05/31/1997              5,032,748                  5,004,838
06/30/1997              5,021,938                  4,988,823
07/31/1997              5,083,742                  5,036,214
08/31/1997              5,094,469                  5,051,322
09/30/1997              5,104,457                  5,061,426
10/31/1997              5,169,085                  5,113,556
11/30/1997              5,196,006                  5,142,195
12/31/1997              5,169,329                  5,120,599
01/31/1998              5,199,466                  5,145,691
02/28/1998              5,193,833                  5,141,057
03/31/1998              5,205,501                  5,138,489
04/30/1998              5,233,211                  5,157,501
05/31/1998              5,254,770                  5,194,120
06/30/1998              5,272,877                  5,207,097
07/31/1998              5,313,726                  5,231,257
08/31/1998              5,317,549                  5,243,132
09/30/1998              5,441,195                  5,348,519
10/31/1998              5,469,946                  5,360,284
11/30/1998              5,461,835                  5,354,923
12/31/1998              5,438,790                  5,322,793
01/31/1999              5,518,587                  5,384,539
02/28/1999              5,505,806                  5,346,309
03/31/1999              5,538,991                  5,344,703
04/30/1999              5,630,484                  5,379,950
05/31/1999              5,671,234                  5,417,047
06/30/1999              5,664,215                  5,420,299
07/31/1999              5,674,126                  5,417,586
08/31/1999              5,703,057                  5,426,798
09/30/1999              5,727,393                  5,447,965

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 2/01/1997, the first full month following the Fund's Institutional Class inception date on 1/29/1997, compared to the Lehman Brothers Inflation Linked Treasury Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    For the six months ended September 30, 1999, the Fund's Institutional Class shares surpassed the total return of the benchmark Lehman Brothers
     Inflation Linked Treasury Index by 1.47%, returning 3.40% versus 1.93% for the Index.

 .    Real yields exhibited less yield volatility than conventional Treasury yields with real yields rising on average about 0.15% versus conventional Treasury yield increases of 0.60% for the half-year period ended September 30.

 .    Conventional Treasury real yield differentials were 1.8% for intermediate maturities and 2.0% for long-term maturities at September 30, well below the 12-month CPI-U inflation rate of 2.6% on September 30.

 .    The Fund maintained a real yield duration below the benchmark's, aiding relative returns as real yields increased.

 .    The Fund's greater interest income versus the benchmark improved returns as shorter-duration real-return and nominal yield securities were used in successful cash-backing strategies.

 .    U.S. real return bonds were emphasized over non-U.S. real return bonds due to competitive U.S. real yields of 4%.

 .    Limited investments of non-U.S., investment-grade holdings boosted returns due to realized price gains.

 .    Relatively small exposures to U.S. and non-U.S. below-investment-grade holdings improved the Fund's return due to greater yields and realized price gains.

18 PIMCO Funds

PIMCO Foreign Bond Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).

Portfolio:
Primarily investment grade foreign bonds.

Duration:
4.70 years

Total Net Assets:
$579.5 million

Country Allocation:*

[PIE CHART]           United States   39.4%
                              Japan   11.5%
                            Germany    8.8%
                      Supranational    5.2%
                        New Zealand    4.2%
                             Canada    3.8%
                            Denmark    3.6%
             Short-Term Instruments    0.9%
                              Other   22.6%


Quality Breakdown:*

[PIE CHART]                     AAA   69.3%
                                 AA   15.0%
                                  A    5.9%
                                BBB    5.0%
                                 BB    4.2%
                                  B    0.6%


*% of Total Investments as of September 30, 1999


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1999

                 Inst'l Class         Admin. Class       J.P. Morgan Non-     Lipper International
                (Incep. 12/03/1992)  (Incep. 1/28/1997)  U.S. Index (Hedged)  Income Fund Average
--------------------------------------------------------------------------------------------------
6 Months               -1.63%               -1.75%            -0.41%                 -1.03%
1 Year                  1.22%                0.97%             2.16%                 -0.54%
3 Years*                8.37%                 --               9.50%                  3.94%
5 Years*               11.96%                 --              11.24%                  6.83%
Since Inception*        9.89%                6.38%              --                     --

* Annualized

     CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1999
     $5,000,000 invested at inception

                       Foreign Bond        J.P. Morgan Non-U.S.
  MONTH                    Fund              Index (Hedged)
12/31/1992               5,000,000              5,000,000
01/31/1993               5,041,660              5,045,501
02/28/1993               5,152,513              5,136,826
03/31/1993               5,171,807              5,139,908
04/30/1993               5,171,804              5,140,421
05/31/1993               5,218,564              5,169,209
06/30/1993               5,342,019              5,274,661
07/31/1993               5,426,186              5,333,737
08/31/1993               5,558,061              5,444,678
09/30/1993               5,580,127              5,468,090
10/31/1993               5,663,151              5,540,815
11/30/1993               5,679,152              5,579,601
12/31/1993               5,820,067              5,695,098
01/31/1994               5,827,680              5,666,624
02/28/1994               5,673,113              5,539,124
03/31/1994               5,574,498              5,488,718
04/30/1994               5,522,099              5,449,747
05/31/1994               5,441,127              5,389,254
06/30/1994               5,340,992              5,334,283
07/31/1994               5,374,816              5,369,488
08/31/1994               5,322,015              5,317,942
09/30/1994               5,330,821              5,322,728
10/31/1994               5,351,402              5,343,487
11/30/1994               5,430,650              5,418,829
12/31/1994               5,395,132              5,406,367
01/31/1995               5,431,819              5,465,297
02/28/1995               5,467,726              5,535,800
03/31/1995               5,471,621              5,648,728
04/30/1995               5,605,512              5,738,544
05/31/1995               5,825,529              5,926,769
06/30/1995               5,790,386              5,907,210
07/31/1995               5,900,948              5,981,642
08/31/1995               6,013,433              6,033,680
09/30/1995               6,099,110              6,129,012
10/31/1995               6,201,268              6,197,659
11/30/1995               6,444,451              6,333,387
12/31/1995               6,540,017              6,392,287
01/31/1996               6,700,408              6,469,635
02/29/1996               6,557,601              6,393,293
03/31/1996               6,664,336              6,446,357
04/30/1996               6,825,851              6,523,713
05/31/1996               6,852,155              6,568,075
06/30/1996               6,930,027              6,622,589
07/31/1996               6,997,369              6,672,259
08/31/1996               7,169,036              6,761,000
09/30/1996               7,370,202              6,905,010
10/31/1996               7,552,295              7,018,941
11/30/1996               7,735,101              7,159,321
12/31/1996               7,775,388              7,169,345
01/31/1997               7,899,810              7,258,963
02/28/1997               7,942,561              7,305,419
03/31/1997               7,843,570              7,266,703
04/30/1997               7,917,253              7,345,183
05/31/1997               7,958,788              7,383,378
06/30/1997               8,118,878              7,508,894
07/31/1997               8,239,266              7,628,287
08/31/1997               8,206,198              7,637,441
09/30/1997               8,383,475              7,772,623
10/31/1997               8,286,145              7,822,367
11/30/1997               8,398,755              7,878,689
12/31/1997               8,522,040              7,981,113
01/31/1998               8,645,607              8,087,245
02/28/1998               8,725,510              8,159,239
03/31/1998               8,835,222              8,231,855
04/30/1998               8,865,827              8,273,838
05/31/1998               8,942,528              8,387,190
06/30/1998               8,987,048              8,423,255
07/31/1998               9,130,620              8,501,590
08/31/1998               9,058,201              8,669,071
09/30/1998               9,266,649              8,874,530
10/31/1998               9,075,582              8,861,217
11/30/1998               9,245,824              8,956,919
12/31/1998               9,377,213              8,946,169
01/31/1999               9,569,644              9,057,102
02/28/1999               9,476,423              8,996,420
03/31/1999               9,534,902              9,103,477
04/30/1999               9,658,589              9,219,091
05/31/1999               9,507,394              9,181,293
06/30/1999               9,391,681              9,038,983
07/31/1999               9,396,468              9,015,482
08/31/1999               9,329,165              9,031,709
09/30/1999               9,379,607              9,066,031

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1993, the first full month following the Fund's Institutional Class inception on 12/03/1992, compared to the J.P. Morgan Non-U.S. Index (Hedged), an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/28/1997. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    For the six-month period ended September 30, 1999, the Foreign Bond Fund
     Institutional Class shares posted a return of -1.63%, underperforming the -0.41% return of the Funds benchmark index, the J.P. Morgan Non-U.S. Index (Hedged).

 .    Below-index duration added to returns as interest rates rose after economic data from Europe and Asia continued to improve, suggesting a global recovery had emerged.

 .    An underweight in Japan was negative as Japanese bonds gained, buoyed by demand from domestic institutional investors such as the Trust Fund Bureau.

 .    An overweight in the Euro in the latter half of 1999 was positive for returns after the Euro rallied due to improving growth prospects in Europe.

 .    Country selection within the European bloc was a slight negative for returns. Emphasis on second round EMU candidates was negative as yield premiums widened due to liquidity concerns while an overweight in Danish mortgages was neutral as their higher yields compensated for adverse price performance.

 .    Country selection within the dollar bloc was a slight positive for returns.
     Overweights in Australia and New Zealand added to returns as low inflation and strong currencies supported the market.

 .    Emerging market positions enhanced performance due to their relatively higher yields and diminished market volatility.

                                                      1999 Semi-Annual Report 19

PIMCO Global Bond Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management (U.S. and non-U.S.).

Portfolio:
Primarily investment grade U.S. and foreign bonds.

Duration:
4.71 years

Total Net Assets:
$290.3 million


Country Allocation:*

[CHART]

                     United States       49.0%
                           Germany        8.2%
                     Supranational        6.1%
                             Japan        5.5%
                           Denmark        3.3%
                       New Zealand        3.3%
            Short-Term Instruments        3.7%
                             Other       20.9%


Quality Breakdown:*

[CHART]

                               AAA       67.5%
                                AA       14.0%
                                 A        7.3%
                               BBB        6.4%
                                BB        4.3%
                                 B        0.5%



*% of Total Investments as of September 30, 1999


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1999

                                                              J.P. Morgan
                     Inst'l Class         Admin. Class        Global Index  Lipper Global Income
                    (Incep. 11/23/1993)  (Incep. 8/01/1996)  (Unhedged)     Fund Average
-----------------------------------------------------------------------------------------------
6 Months                  -0.56%               -0.68%            0.38%           -1.05%
1 Year                    -1.21%               -1.46%           -0.65%            0.19%
3 Years*                   3.97%                3.75%            5.03%            3.46%
5 Years*                   7.96%                 --              7.13%            6.32%
Since Inception*           7.01%                4.59%             --               --

* Annualized

           CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1999
           $5,000,000 invested at inception



                    Global Bond Fund          J.P. Morgan Global
   MONTH                                       Index (Unhedged)
11/30/1993             5,000,000                  5,000,000
12/31/1993             5,159,354                  5,051,001
01/31/1994             5,172,612                  5,098,479
02/28/1994             5,050,687                  5,042,396
03/31/1994             4,981,799                  5,019,201
04/30/1994             4,983,396                  5,015,186
05/31/1994             4,957,155                  4,973,560
06/30/1994             4,993,232                  5,032,746
07/31/1994             5,040,972                  5,080,054
08/31/1994             5,023,423                  5,066,846
09/30/1994             5,045,769                  5,091,673
10/31/1994             5,117,441                  5,168,048
11/30/1994             5,070,101                  5,102,929
12/31/1994             5,071,554                  5,114,666
01/31/1995             5,158,706                  5,217,982
02/28/1995             5,306,429                  5,352,606
03/31/1995             5,497,439                  5,625,054
04/30/1995             5,586,069                  5,714,492
05/31/1995             5,774,015                  5,873,926
06/30/1995             5,791,402                  5,910,344
07/31/1995             5,833,592                  5,938,122
08/31/1995             5,749,603                  5,773,043
09/30/1995             5,839,678                  5,902,936
10/31/1995             5,966,446                  5,960,786
11/30/1995             6,121,956                  6,027,545
12/31/1995             6,236,009                  6,102,287
01/31/1996             6,250,544                  6,039,434
02/29/1996             6,152,157                  6,004,405
03/31/1996             6,159,100                  5,995,399
04/30/1996             6,210,796                  5,973,217
05/31/1996             6,191,536                  5,979,190
06/30/1996             6,265,488                  6,031,208
07/31/1996             6,379,395                  6,142,182
08/31/1996             6,491,924                  6,167,980
09/30/1996             6,584,759                  6,201,904
10/31/1996             6,764,325                  6,324,702
11/30/1996             6,923,739                  6,415,146
12/31/1996             6,879,967                  6,370,239
01/31/1997             6,702,769                  6,210,983
02/28/1997             6,656,620                  6,168,128
03/31/1997             6,576,929                  6,121,249
04/30/1997             6,536,080                  6,086,970
05/31/1997             6,699,780                  6,230,622
06/30/1997             6,783,140                  6,301,651
07/31/1997             6,758,684                  6,278,337
08/31/1997             6,721,424                  6,270,802
09/30/1997             6,895,854                  6,410,014
10/31/1997             6,891,415                  6,545,905
11/30/1997             6,834,927                  6,467,355
12/31/1997             6,817,845                  6,460,241
01/31/1998             6,851,128                  6,524,843
02/28/1998             6,915,929                  6,573,126
03/31/1998             6,961,654                  6,523,829
04/30/1998             7,063,593                  6,624,295
05/31/1998             7,059,363                  6,652,780
06/30/1998             7,070,889                  6,671,407
07/31/1998             7,130,372                  6,689,420
08/31/1998             7,124,542                  6,874,048
09/30/1998             7,491,180                  7,232,874
10/31/1998             7,509,415                  7,394,889
11/30/1998             7,456,893                  7,311,327
12/31/1998             7,669,954                  7,448,780
01/31/1999             7,718,892                  7,387,701
02/28/1999             7,459,185                  7,140,951
03/31/1999             7,441,983                  7,158,805
04/30/1999             7,454,117                  7,156,657
05/31/1999             7,250,125                  7,030,699
06/30/1999             7,143,749                  6,913,286
07/31/1999             7,296,476                  7,065,380
08/31/1999             7,283,484                  7,083,750
09/30/1999             7,400,295                  7,185,754

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 12/01/1993, the first full month following the Fund's Institutional Class inception on 11/23/1993, compared to the J.P. Morgan Global Index (Unhedged), an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 8/01/1996. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    For the six months ended September 30, 1999, the Global Bond Fund
     Institutional Class shares posted a return of -0.56%, underperforming the 0.38% return of the Fund's benchmark, the J.P. Morgan Global Index (Unhedged).

 .    Below-Index duration added to returns as interest rates rose after economic data from Europe and Asia continued to improve, suggesting a global recovery had emerged.


 .    An underweight in Japan was negative as Japanese bonds gained, buoyed by demand from domestic institutional investors such as the Trust Fund Bureau.

 .    An overweight in the Euro versus the U.S. dollar in the third quarter was positive for returns after the Euro rallied due to improving growth prospects in Europe.

 .    Country selection within the European bloc was a slight negative for returns. Emphasis on second round EMU candidates was negative as yield premiums widened due to liquidity concerns while an overweight in Danish mortgages was neutral as their higher yields compensated for adverse price performance.

 .    Country selection within the dollar bloc was a slight positive for returns.
     Overweights in Australia and New Zealand added to returns as low inflation and strong currencies supported the market.

 .    Emerging market positions enhanced performance due to their relatively higher yields and diminished market volatility.

 .    The Fund's return was hampered over the period after the U.S. dollar rallied against most currencies (except Japan) due to weaker global fundamentals and political instability. However, by mid-1999, global currencies rallied, supported by further evidence of global recovery.

20 PIMCO Funds

PIMCO Global Bond Fund II


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management (U.S. and non-U.S.).

Portfolio:
Primarily investment grade U.S. and foreign bonds.

Duration:
4.71 years

Total Net Assets:
$42.9 million

Country Allocation:*

[CHART]

                       United States        48.8%
                             Germany         8.7%
                       Supranational         6.1%
                               Japan         6.0%
                         New Zealand         3.3%
                             Denmark         3.1%
              Short-Term Instruments         4.1%
                               Other        19.9%

Quality Breakdown:*

[CHART]

                                 AAA        68.8%
                                  AA        15.7%
                                   A         6.0%
                                 BBB         5.0%
                                  BB         4.0%
                                   B         0.5%




*% of Total Investments as of September 30, 1999


--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1999

                     Inst'l Class       J.P. Morgan Global  Lipper Global Income
                    (Incep. 2/25/1998)  Index (Hedged)      Fund Average
--------------------------------------------------------------------------------
6 Months                  -1.69%              -0.39%              -1.05%
1 Year                     0.23%               0.67%               0.19%
Since Inception*           3.65%                --                  --

*Annualized

           CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1999
           $5,000,000 invested at inception

                                 [LINE GRAPH]


                    Global Bond Fund II              J.P. Morgan
    MONTH                                      Global Index (Hedged)
02/28/1998                     5,000,000                   5,000,000
03/31/1998                     5,069,096                   5,032,502
04/30/1998                     5,092,746                   5,057,159
05/31/1998                     5,121,536                   5,120,376
06/30/1998                     5,146,064                   5,157,242
07/31/1998                     5,210,272                   5,190,249
08/31/1998                     5,156,019                   5,308,584
09/30/1998                     5,273,043                   5,443,954
10/31/1998                     5,187,282                   5,431,977
11/30/1998                     5,256,161                   5,470,545
12/31/1998                     5,303,609                   5,470,545
01/31/1999                     5,422,839                   5,525,796
02/28/1999                     5,341,215                   5,451,750
03/31/1999                     5,376,152                   5,501,909
04/30/1999                     5,429,327                   5,553,624
05/31/1999                     5,347,551                   5,520,302
06/30/1999                     5,283,537                   5,457,923
07/31/1999                     5,279,879                   5,446,462
08/31/1999                     5,257,452                   5,452,452
09/30/1999                     5,285,083                   5,480,262


Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 3/01/1998, the first full month following the Fund's Institutional Class inception on 2/25/1998, compared to the J.P. Morgan Global Index (Hedged), an unmanaged market index. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    For the six-month period ended September 30, 1999, the Global Bond Fund II
     Institutional Class shares posted a return of -1.69%, underperforming the -0.39% return of the Fund's benchmark index, the J.P. Morgan Global Index (Hedged).

 .    The Fund's below-Index duration added to returns as interest rates rose after economic data from Europe and Asia continued to improve, suggesting a global recovery had emerged.

 .    An underweight in Japan was negative as Japanese bonds gained, buoyed by demand from domestic institutional investors such as the Trust Fund Bureau.

 .    An overweight in the Euro versus the U.S. dollar during the third quarter was positive for returns after the Euro rallied due to improving growth prospects in Europe.

 .    Country selection within the European bloc was a slight negative for returns. Emphasis on second round EMU candidates was negative as yield premiums widened due to liquidity concerns. An overweight in Danish mortgages was neutral as their higher yields compensated for adverse price performance.

 .    Country selection within the dollar bloc was a slight positive for returns.
     Overweights in Australia and New Zealand added to returns as low inflation and strong currencies supported the market.

 .    Emerging market positions enhanced performance due to their relatively higher yields and diminished market volatility.

                                                      1999 Semi-Annual Report 21

PIMCO Emerging Markets Bond Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily emerging market bonds.

Duration:
4.88 years

Total Net Assets:
$17.5 million

Country Allocation:*

[PIE CHART]                 Brazil        25.3%
                            Mexico        18.1%
                         Argentina         9.7%
                       South Korea         5.9%
                         Venezuela         5.2%
                            Poland         5.2%
                          Bulgaria         5.1%
            Short-Term Instruments         6.0%
                             Other        19.5%

Quality Breakdown:*

[PIE CHART]                    AAA         5.2%
                                AA         0.5%
                                 A         0.6%
                               BBB        14.7%
                                BB        41.1%
                                 B        37.9%



*% of Total Investments as of September 30, 1999


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1999

                                                       J.P. Morgan
                  Inst'l Class       Admin. Class      Emerging Markets  Lipper Emerging Markets
                 (Incep. 7/31/1997) (Incep. 9/30/1998) Plus Index        Debt Fund Average
------------------------------------------------------------------------------------------------
6 Months                 8.45%             8.30%             6.51%               6.18%
1 Year                  28.00%            27.67%            23.02%              24.44%
Since Inception         -1.03%            27.67%              --                  --

* Annualized

           CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1999
           $5,000,000 invested at inception

                                                 J.P. Morgan
                    Emerging Markets          Emerging Markets
  MONTH                Bond Fund                 Plus Index

07/31/1997             5,000,000                   5,000,000
08/31/1997             4,941,202                   4,979,763
09/30/1997             5,077,992                   5,132,145
10/31/1997             4,500,427                   4,540,921
11/30/1997             4,738,197                   4,756,615
12/31/1997             4,859,660                   4,920,720
01/31/1998             4,866,472                   4,910,880
02/28/1998             5,005,158                   5,051,329
03/31/1998             5,155,188                   5,177,076
04/30/1998             5,168,205                   5,189,638
05/31/1998             5,002,060                   5,012,513
06/30/1998             4,838,082                   4,867,654
07/31/1998             4,912,199                   4,901,240
08/31/1998             3,543,793                   3,492,624
09/30/1998             3,819,422                   3,834,203
10/31/1998             4,019,347                   4,082,276
11/30/1998             4,340,414                   4,322,720
12/31/1998             4,288,256                   4,214,652
01/31/1999             4,139,443                   4,058,290
02/28/1999             4,222,136                   4,116,729
03/31/1999             4,507,995                   4,428,365
04/30/1999             4,883,959                   4,730,823
05/31/1999             4,578,472                   4,461,166
06/30/1999             4,716,852                   4,660,580
07/31/1999             4,686,777                   4,564,104
08/31/1999             4,679,209                   4,557,715
09/30/1999             4,888,898                   4,716,781




Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/31/1997, the Fund's Institutional Class inception date, compared to the J.P. Morgan Emerging Markets Plus Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/30/1998. The Fund may invest in foreign securities which involve potentially higher risks including currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Emerging Markets Bond Fund Institutional Class shares significantly outperformed the J.P Morgan Emerging Markets Bond Plus Index for the six-month period ended September 30, 1999 (8.45% for the Fund versus 6.51% for the Index).

 .    Emerging markets were the best performing bond market sector during the period.

 .    An above-benchmark duration was slightly positive for returns as interest rates in developing countries fell.

 .    Overweighting South Korea detracted from returns as it underperformed on skepticism about the progress of economic reform.

 .    A modest underweight in Argentina was negative for returns as it performed well on the prospect of "a new government" with the impending presidential elections.

 .    An overweight to Mexico and Poland detracted from returns as higher quality credits underperformed lower quality credits.

 .    A modest overweight to Brazil was positive amid signs of improving economic conditions.

 .    Our underweight in Russia was negative as Russian debt rebounded from last year's lows.

22 PIMCO Funds

PIMCO Strategic Balanced Fund



--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily a combination of short- and intermediate-term investment grade bonds, and S&P 500 Index futures.

Duration:
2.30 years

Total Net Assets:
$155.3 million

Sector Breakdown:*

[CHART]

 Corporate Bonds and Notes         32.4%
Mortgage-Backed Securities         28.6%
    Short-Term Instruments         24.7%
 U.S. Treasury Obligations          7.2%
                     Other          7.1%

Quality Breakdown:*

[CHART]

                       AAA         48.1%
                        AA         17.1%
                         A         18.0%
                       BBB         15.1%
                        BB          1.7%





*% of Total Investments as of September 30, 1999



--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1999

                                                           60% S&P 500 Index and  Lipper               Lipper
                    Instl Class         Admin. Class       40% Lehman Brothers    Balanced   S&P 500   Balanced
                    (Incep. 6/28/1996) (Incep. 6/30/1999)  Aggregate Bond Index   Index      Index     Fund Average
-------------------------------------------------------------------------------------------------------------------
6 Months                   0.51%                --                  0.22%           0.17%      0.37%      -0.15%
1 Year                    15.24%                --                 16.00%          13.49%     27.81%      12.54%
3 Years*                  17.64%                --                 17.84%          14.04%     25.09%      13.10%
Since Inception           17.40%*             -3.58%                 --              --         --          --

* Annualized

     CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1999
     $5,000,000 invested at inception




                                                60% S&P 500 Index
                                                  and 40% Lehman
                     Strategic Balanced         Brothers Aggregate          Lipper Balanced              S&P 500
    MONTH                   Fund                    Bond Index                   Index                    Index

06/30/1996                5,000,000                  5,000,000                  5,000,000               5,000,000
07/31/1996                4,865,000                  4,872,933                  4,871,300               4,779,100
08/31/1996                4,940,000                  4,931,328                  4,948,159               4,879,891
09/30/1996                5,175,000                  5,132,224                  5,131,196               5,154,532
10/31/1996                5,320,000                  5,262,627                  5,240,029               5,296,693
11/30/1996                5,615,000                  5,537,365                  5,484,214               5,697,071
12/31/1996                5,511,545                  5,450,953                  5,416,758               5,584,212
01/31/1997                5,743,214                  5,661,975                  5,582,512               5,933,113
02/28/1997                5,775,539                  5,694,243                  5,603,167               5,979,629
03/31/1997                5,591,600                  5,528,617                  5,440,115               5,733,926
04/30/1997                5,846,009                  5,759,756                  5,603,862               6,076,241
05/31/1997                6,089,593                  5,991,928                  5,833,060               6,446,163
06/30/1997                6,275,398                  6,181,439                  6,020,301               6,734,951
07/31/1997                6,659,382                  6,543,230                  6,362,857               7,270,851
08/31/1997                6,423,506                  6,300,974                  6,161,154               6,863,537
09/30/1997                6,659,150                  6,545,208                  6,406,984               7,239,453
10/31/1997                6,565,126                  6,452,023                  6,290,376               6,997,656
11/30/1997                6,736,582                  6,643,106                  6,405,490               7,321,577
12/31/1997                6,843,897                  6,738,297                  6,500,291               7,447,289
01/31/1998                6,937,730                  6,817,616                  6,545,793               7,529,656
02/28/1998                7,213,362                  7,110,452                  6,805,661               8,072,694
03/31/1998                7,459,339                  7,338,829                  7,013,914               8,486,097
04/30/1998                7,524,460                  7,398,449                  7,062,310               8,571,467
05/31/1998                7,447,498                  7,350,213                  6,990,981               8,424,124
06/30/1998                7,662,852                  7,554,287                  7,117,518               8,766,312
07/31/1998                7,621,044                  7,512,443                  7,034,243               8,672,951
08/31/1998                6,904,331                  6,909,658                  6,427,891               7,419,015
09/30/1998                7,310,278                  7,239,956                  6,705,576               7,894,278
10/31/1998                7,639,840                  7,577,983                  6,956,364               8,536,398
11/30/1998                7,885,513                  7,870,767                  7,210,967               9,053,789
12/31/1998                8,189,101                  8,152,341                  7,477,052               9,575,468
01/31/1999                8,385,168                  8,380,174                  7,596,685               9,975,915
02/28/1999                8,117,209                  8,165,384                  7,414,365               9,665,863
03/31/1999                8,381,044                  8,379,502                  7,597,499              10,052,594
04/30/1999                8,584,658                  8,584,843                  7,846,697              10,441,931
05/31/1999                8,407,317                  8,433,153                  7,725,858              10,195,398
06/30/1999                8,726,038                  8,703,230                  7,939,092              10,761,242
07/31/1999                8,533,893                  8,525,380                  7,790,630              10,425,276
08/31/1999                8,507,390                  8,498,358                  7,708,829              10,373,671
09/30/1999                8,424,034                  8,398,023                  7,610,156              10,089,329




Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/01/1996, the first full month following the Funds Institutional Class inception on 6/28/1996, compared to a static 60/40 blend of the Standard and Poors 500 Index and the Lehman Brothers Aggregate Bond Index, the Lipper Balanced Index and the S&P 500 Index, each an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 5/28/1999. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. In future periodic reports, we will not compare the Funds performance to the Lipper Balanced Index since the Lipper Balanced Index is not a strategic balanced index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    For the six-month period ended September 30, 1999, the Funds Institutional
     Class shares returned 0.51% versus 0.22% for the benchmark, which consists of a blend of 60% Standard & Poors 500 Index and 40% Lehman Brothers Aggregate Bond Index.

 .    The Funds Institutional Class shares exceeded the Lipper Balanced Fund
     Index average return of 0.17% for the half-year ended September 30, 1999.

 .    The Funds asset strategy, which modestly overweighted the equity allocation due to the continuing domestic expansion, boosting relative returns slightly as the S&P 500 Index returned 0.37% as opposed to -0.21% for the Lehman Brothers Aggregate Bond Index.

 .    The equity portfolio exceeded the S&P 500 Index return due mainly to favorable, although temporary, S&P 500 futures pricing relative to the S&P 500 Index and greater portfolio income from shorter-duration mortgage and corporate securities and from option sales.

 .    The return of the fixed income portfolio was greater than the Lehman
     Brothers Aggregate Bond Index because of below-benchmark duration as interest rates rose and above-benchmark allocations to mortgage and corporate securities when premium spreads declined.



                                                      1999 Semi-Annual Report 23

PIMCO Convertible Bond Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Seeks maximum total return, consistent with prudent investment management.

Portfolio:
Primarily convertible securities.

Duration:
1.44 years

Total Net Assets:
$38.8 million

Sector Breakdown:*

[CHART]

Convertible Bonds and Notes        68.1%
Convertible Preferred Stock        26.9%
                      Other         5.0%


Quality Breakdown:*

[CHART]

                        AAA         7.2%
                         AA        10.5%
                          A        25.2%
                        BBB        39.1%
                         BB         8.4%
                          B         9.6%



*% of Total Investments as of September 30, 1999

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1999

                                                              Lipper
                  Instl Class         First Boston            Convertible Securities
                  (Incep. 3/31/1999)  Convertible Bond Index  Fund Average
------------------------------------------------------------------------------------
6 Months                  13.70%              6.71%                   6.14%
Since Inception           13.70%               --                      --

     CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1999
     $5,000,000 invested at inception



                         Convertible Bond                 First Boston
    MONTH                      Fund                     Convertible Bond
                                                             Index

03/31/1999                      5,000,000                   5,000,000
04/30/1999                      5,240,000                   5,202,500
05/31/1999                      5,335,000                   5,154,637
06/30/1999                      5,625,000                   5,376,802
07/31/1999                      5,640,000                   5,305,828
08/31/1999                      5,630,000                   5,321,746
09/30/1999                      5,685,000                   5,335,582

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 3/31/1999, the Funds Institutional Class inception date, compared to the First Boston Convertible Bond Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Convertible Bond Funds Institutional Class shares returned 13.70% for the semi-annual period ended September 30, 1999, outperforming the benchmark First Boston Convertible Bond Index return of 6.71%.

 .    Significant holdings in Technology, Energy and Telecommunications positively impacted performance.

 .    A substantial technology weighting added to performance due to accelerating product innovations, falling prices for technology related products and rising PC demand.

 .    Energy-related holdings were positive as rising commodity prices coupled with diminishing capacity drove the energy sector into positive territory.

 .    Holdings of telecommunications performed well, driven by an increase in new service offerings, resumption of worldwide economic growth and M&A activity.

 .    Healthcare holdings were poor performers as the group continued to be hindered by industry regulatory concerns.



24 PIMCO Funds

PIMCO StocksPLUS Fund



--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Total return which exceeds that of the S&P 500 Index.

Portfolio:
Primarily S&P 500 Index futures and short-term bonds.

Duration:
0.78 years

Total Net Assets:
$1.4 billion

Sector Breakdown:*

[CHART]

 Corporate Bonds and Notes         38.9%
    Short-Term Instruments         21.2%
Mortgage-Backed Securities         17.3%
 U.S. Treasury Obligations         12.1%
                     Other         10.5%

Quality Breakdown:*

[CHART]

                       AAA         44.3%
                        AA         15.6%
                         A         16.5%
                       BBB         15.6%
                        BB          7.8%
                         B          0.3%



*% of Total Investments as of September 30, 1999



--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1999

                 Inst'l Class        Admin. Class                         Lipper Large-Cap
                 (Incep. 5/14/1993)  (Incep. 1/07/1997)   S&P 500 Index   Core Fund Average
--------------------------------------------------------------------------------------------
6 Months                 0.83%               0.49%             0.37%             0.13%
1 Year                  27.55%              26.95%            27.81%            27.73%
3 Years*                24.78%                --              25.09%            21.44%
5 Years*                25.31%                --              25.03%            21.66%
Since Inception*        21.51%              22.49%              --                --

* Annualized

     CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1999
     $5,000,000 invested at inception


  MONTH           StocksPLUS Fund      S&P 500 Index
05/31/1993           5,000,000            5,000,000
06/30/1993           5,027,261            5,014,650
07/31/1993           5,017,471            4,994,491
08/31/1993           5,208,380            5,183,982
09/30/1993           5,157,774            5,144,221
10/31/1993           5,271,731            5,250,655
11/30/1993           5,212,275            5,200,616
12/31/1993           5,306,421            5,263,492
01/31/1994           5,480,662            5,442,451
02/28/1994           5,311,701            5,294,743
03/31/1994           5,077,284            5,063,892
04/30/1994           5,141,283            5,128,811
05/31/1994           5,237,282            5,212,974
06/30/1994           5,126,078            5,085,204
07/31/1994           5,325,725            5,252,202
08/31/1994           5,568,540            5,467,543
09/30/1994           5,473,357            5,333,861
10/31/1994           5,561,106            5,453,713
11/30/1994           5,391,092            5,255,089
12/31/1994           5,461,225            5,333,022
01/31/1995           5,612,304            5,471,307
02/28/1995           5,864,102            5,684,524
03/31/1995           6,023,776            5,852,274
04/30/1995           6,219,204            6,024,624
05/31/1995           6,500,850            6,265,428
06/30/1995           6,643,179            6,410,974
07/31/1995           6,854,074            6,623,561
08/31/1995           6,900,939            6,640,187
09/30/1995           7,193,848            6,920,403
10/31/1995           7,181,918            6,895,697
11/30/1995           7,527,891            7,198,418
12/31/1995           7,673,723            7,337,059
01/31/1996           7,949,045            7,586,813
02/29/1996           7,970,224            7,657,142
03/31/1996           8,076,117            7,730,881
04/30/1996           8,177,430            7,844,834
05/31/1996           8,365,584            8,047,152
06/30/1996           8,445,187            8,077,812
07/31/1996           8,052,904            7,720,934
08/31/1996           8,223,140            7,883,768
09/30/1996           8,704,242            8,327,467
10/31/1996           8,981,877            8,557,139
11/30/1996           9,649,702            9,203,973
12/31/1996           9,444,046            9,021,642
01/31/1997          10,025,985            9,585,314
02/28/1997          10,100,806            9,660,463
03/31/1997           9,646,437            9,263,515
04/30/1997          10,244,078            9,816,546
05/31/1997          10,892,224           10,414,178
06/30/1997          11,344,245           10,880,733
07/31/1997          12,278,977           11,746,513
08/31/1997          11,616,167           11,088,473
09/30/1997          12,220,454           11,695,789
10/31/1997          11,832,913           11,305,149
11/30/1997          12,315,186           11,828,465
12/31/1997          12,546,229           12,031,560
01/31/1998          12,716,721           12,164,629
02/28/1998          13,569,183           13,041,941
03/31/1998          14,253,076           13,709,819
04/30/1998          14,425,043           13,847,740
05/31/1998          14,141,803           13,609,698
06/30/1998          14,691,669           14,162,524
07/31/1998          14,528,428           14,011,693
08/31/1998          12,314,475           11,985,882
09/30/1998          13,256,889           12,753,698
10/31/1998          14,302,676           13,791,084
11/30/1998          15,122,901           14,626,961
12/31/1998          16,099,828           15,469,767
01/31/1999          16,648,553           16,116,712
02/28/1999          16,088,153           15,615,805
03/31/1999          16,768,984           16,240,593
04/30/1999          17,436,465           16,869,592
05/31/1999          16,979,768           16,471,301
06/30/1999          17,970,000           17,385,458
07/31/1999          17,379,659           16,842,684
08/31/1999          17,285,204           16,759,312
09/30/1999          16,909,003           16,299,940

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 6/01/1993, the first full month following the Fund's Institutional Class inception on 5/14/1993, compared to the Standard and Poor's 500 Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/07/1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The six months ended September 30, 1999 proved to be a difficult period for the domestic equity market as investor concerns about higher interest rates, a slowing economy and Y2K mounted.

 .    The S&P 500 Index returned a total of 0.37%, a sharp contrast relative to the strong returns enjoyed by large-cap investors over the past few years. The StocksPLUS Fund Institutional Class shares outperformed the S&P 500 during this difficult market environment, delivering total returns of 0.83%.

 .    A longer duration relative to the duration of the S&P 500 futures contracts negatively affected performance as interest rates rose across the yield curve in conjunction with renewed inflation fears largely associated with a strengthening global economy.

 .    The performance of both mortgage and corporate holdings in the StocksPLUS
     Fund was mixed during the past six months with an overall neutral impact as higher yields offset spread widening.

 .    Option writing strategies were a significant positive for relative performance. The performance impact resulting from temporary deviations in the price of S&P 500 futures contracts from fair value also added to returns.



                                                      1999 Semi-Annual Report 25

PIMCO Municipal Bond Fund



--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
High current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.

Portfolio:
Primarily debt securities whose interest is exempt from federal income tax.

Duration:
7.82 years

Total Net Assets:
$55.5 million

Sector Breakdown:*

[CHART]

Municipal Bonds and Notes          99.8%
                    Other           0.2%

Quality Breakdown:*

[CHART]

                      AAA          47.7%
                       AA          15.4%
                        A          18.9%
                      BBB          10.7%
                       BB           7.3%



*% of Total Investments as of September 30, 1999



--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1999

                                                                 Lehman Brothers      Lipper General
                     Inst'l Class          Admin. Class          General Municipal    Municipal
                     (Incep. 12/31/1997)   (Incep. 9/30/1998)    Bond Index           Debt Fund Average
---------------------------------------------------------------------------------------------------------
6 Months                    -3.31%               -3.43%             -2.16%                 -3.63%
1 Year                      -2.39%               -2.63%             -0.70%                 -3.07%
Since Inception              1.89%               -2.63%                --                     --

* Annualized

     CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1999
     $5,000,000 invested at inception

                       Municipal               Lehman Brothers
  MONTH                Bond Fund              General Municipal
                                                  Bond Index
12/31/1997             5,000,000                  5,000,000
01/31/1998             5,058,771                  5,051,500
02/28/1998             5,035,172                  5,053,016
03/31/1998             5,039,379                  5,057,562
04/30/1998             5,006,296                  5,034,805
05/31/1998             5,105,540                  5,114,354
06/30/1998             5,122,719                  5,134,299
07/31/1998             5,128,447                  5,147,137
08/31/1998             5,223,548                  5,226,915
09/30/1998             5,293,484                  5,292,252
10/31/1998             5,282,938                  5,292,252
11/30/1998             5,296,412                  5,310,775
12/31/1998             5,302,933                  5,324,053
01/31/1999             5,373,214                  5,387,409
02/28/1999             5,338,814                  5,363,705
03/31/1999             5,343,842                  5,371,213
04/30/1999             5,354,304                  5,384,642
05/31/1999             5,314,853                  5,353,412
06/30/1999             5,217,784                  5,276,322
07/31/1999             5,228,509                  5,295,317
08/31/1999             5,173,421                  5,252,953
09/30/1999             5,166,761                  5,255,056

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 12/31/1997, the Fund's Institutional Class inception date, compared to the Lehman Brothers General Municipal Bond Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/30/1998.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Fund's Institutional Class shares returned -3.31% after fees versus
     -2.16% for the benchmark Lehman Brothers General Municipal Bond Index for the six-month period ended September 30, 1999.

 .    The Fund's Institutional Class shares outperformed the Lipper General
     Municipal Debt Fund Average, comprised of mutual funds which have at least 65% of assets in municipal debt and average maturities exceeding 10 years, which had a return of -3.63% for the six months ended September 30, 1999.

 .    Municipal yields rose by 0.60% to 0.65% for intermediate and long-term maturities with municipal yields reaching 3-year highs at the end of September.

 .    Municipal bond price performance was affected negatively not only by the general increase in municipal yields but also by the maturity extension of callable municipals as yields became increasingly "out-of-the-money" for callability purposes.

 .    The Fund maintained an above-benchmark duration, which lowered relative returns as municipal yields rose substantially.

 .    An overweighting of longer-maturity bonds for which yields increased less than intermediate yields added to returns.

 .    While credit premium spreads remained relatively tight, insured and investment-grade yields widened modestly in comparison with AAA rated general obligation bond yields.

 .    The Fund's longer-duration, insured bonds lowered relative returns due to widening credit spreads of insured issues over "natural" AAA rated general obligation bonds.

 .    Excluding insured issues, the Fund's issue and sector selections were neutral for performance.



26 PIMCO Funds

PIMCO California Intermediate
      Municipal Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.

Portfolio:
Primarily intermediate maturity municipal securities (exempt from federal and California income tax).

Duration:
5.61 years

Total Net Assets:
$3.1 million

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

Sector Breakdown:*                  Quality Breakdown:*

[CHART]                             [CHART]

Municipal Bonds                     AAA             44.9%
      and Notes    99.3%             AA             38.7%
          Other     0.7%              A             16.4%

*% of Total Investments as of September 30, 1999

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The Institutional Class commenced operations on 8/31/1999. The total return performance of the Institutional Class since inception was 0.71%. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. The performance of the Administrative Class reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/07/1999. The total return performance of the Administrative Class since inception was 0.63%.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Funds primary objective is to generate a high level of interest income that will be exempt from both Federal and California income taxes.

 .    Capital appreciation is a secondary objective as PIMCO will focus on total returns, including both option-adjusted yields and price changes.

 .    The Funds duration was 5.6 years at September 30, slightly under the duration of 5.7 years for the benchmark, the Lehman Brothers California Exempt Intermediate Index.

 .    Municipal yields were very attractive at September 30: the yield on a
     10-year California general obligation bond was 4.85%/1/, 1.30% greater than the after-tax yield of 3.55%/1,2/for a 10-year Treasury.

 .    The fully taxable-equivalent yield, measuring an equivalent pre-tax yield that is fully subjected to both Federal and state income taxes, on a 10-year California general obligation bond at September 30 was 8.85%/1,3/versus 6.48%/3/for a 10-year Treasury.

 .    PIMCO has structured the portfolio to provide call protection, which limits the adverse price effects of duration extension under rising yields and duration reduction under falling yields.

 .    The weighted average credit quality of the Fund was AA+ at September 30 and is expected to remain about the average credit quality, or AA2, of the benchmark.

--------------------------------------------------------------------------------

/1/ Source: Bloomberg Financial. Assumes that interest income is exempt from California state income taxes.
/2/ Assumes Federal income tax rate of 39.6% and no state income tax on Treasury securities.
/3/ Assumes Federal income tax rate of 39.6%, California state income tax rate of 9.3% and Federal income tax benefit for state income taxes paid.

                                                      1999 Semi-Annual Report 27

PIMCO New York Intermediate
      Municipal Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.

Portfolio:
Primarily intermediate maturity municipal securities (exempt from federal and New York income tax).

Duration:
5.59 years

Total Net Assets:
$3.0 million

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

Sector Breakdown:*                 Quality Breakdown:*

[CHART]                            [CHART]

Municipal Bonds                    AAA             73.3%
      and Notes     98.9%           AA             17.8%
          Other      1.1%            A              8.9%


*% of Total Investments as of September 30, 1999

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The Institutional Class commenced operations on 8/31/1999. The total return performance of the Institutional Class since inception was 0.39%. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Funds primary objective is to generate a high level of interest income that will be exempt from both Federal and New York income taxes.

 .    The Funds duration was 5.6 years at September 30, slightly under the duration of 5.7 years for the benchmark, the Lehman Brothers New York Exempt Intermediate Index.

 .    Yields of New York municipal issues were very attractive at September 30:
     the yield on a 10-year New York state general obligation bond was 5.04%/1/, 1.49% greater than the after-tax yield of 3.55%/1,2/for a 10-year Treasury.

 .    The fully taxable-equivalent yield, measuring an equivalent pre-tax yield that is fully subjected to both Federal and state income taxes, on a 10-year New York general obligation bond at September 30 was 8.96%/1,3/versus 6.31%/3/for a 10-year Treasury.

 .    PIMCO has structured the portfolio to provide call protection, which limits the adverse price effects of duration extension under rising yields and duration reduction under falling yields.

 .    The weighted average credit quality of the Fund was AA+ at September 30 and is expected to remain at or above the average, or AA-, for the benchmark.

--------------------------------------------------------------------------------

/1/ Source: Bloomberg Financial. Assumes that interest income is exempt from New York state income taxes.
/2/ Assumes Federal income tax rate of 39.6% and no state income tax on Treasury securities.
/3/ Assumes Federal income tax rate of 39.6%, New York state income tax rate of 6.85% and Federal income tax benefit for state income taxes paid.

28 PIMCO Funds

PIMCO Short Duration Municipal Income Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Seeks high current income exempt from federal income tax, consistent with preservation of capital.

Portfolio:
Primarily short and intermediate maturity municipal securities (exempt from federal income tax).

Duration:
1.32 years

Total Net Assets:
$10.5 million

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

Sector Breakdown:*               Quality Breakdown:*

[CHART]                          [CHART]

Municipal Bonds                  AAA             60.7%
      and Notes      99.8%        AA             24.9%
          Other       0.2%         A             12.5%
                                 BBB              1.9%

*% of Total Investments as of September 30, 1999

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The Institutional Class commenced operations on 8/31/1999. The total return performance of the Institutional Class since inception was 0.30%. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Funds primary objective is to generate a high level of interest income, consistent with the preservation of capital, which will be exempt from Federal income taxes.

 .    The Funds duration was 1.3 years at September 30, slightly less than the duration of 1.6 years for the benchmark, the Lehman Brothers 1-Year (maturities between 1 to 2 years) Municipal Bond Index.

 .    Municipal yields in the one to two-year range offered attractive after-tax yields at September 30: the yield on a 2-year AAA rated general obligation bond was 3.86%/1/, or 0.48% greater than the after-tax yield of 3.38%/2/for a 2-year Treasury.

 .    The fully taxable-equivalent yield, measuring an equivalent pre-tax yield that is fully subjected to both Federal and state income taxes, on a 2-year AAA rated general obligation bond at September 30 was 6.62%/1,3/versus 5.96%/2,3/for a 2-year Treasury.

 .    PIMCO has structured the portfolio to provide call protection, which limits the adverse price effects of duration extension under rising yields and duration reduction under falling yields.

 .    The weighted average credit quality of the Fund was AA+ at September 30 and is expected to remain at or above the average, or AA+, for the benchmark.

--------------------------------------------------------------------------------

/1/ Source: Bloomberg Financial. Assumes that Treasury interest income is exempt from state income taxes.
/2/ Assumes Federal income tax rate of 39.6% and no state income tax on Treasury securities.
/3/ Assumes Federal income tax rate of 39.6%, state income tax rate of 6.0% and Federal income tax benefit for state income taxes paid.

                                                      1999 Semi-Annual Report 29

Financial Highlights - Institutional Classes


                                         Net Asset                       Net Realized/  Total             Dividends    Dividends in
                                         Value                           Unrealized     Income from       from Net     Excess of Net
Selected Per Share Data for the Year     Beginning      Net Investment   Gain(Loss) on  Investment        Investment   Investment
or Period Ended:                         of Period      Income (Loss)    Investments    Operations        Income       Income
                                         -------------- --------------   -------------- -------------- -------------- --------------
Total Return Fund

 Institutional Class
 09/30/1999 (b)                          $   10.36      $   0.31(a)      $ (0.30)(a)    $    0.01      $  (0.31)      $     0.00
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1999                                  10.62          0.63(a)          0.16(a)         0.79         (0.63)            0.00
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1998                                  10.27          0.64(a)          0.62(a)         1.26         (0.62)           (0.02)
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1997                                  10.29          0.68            (0.02)           0.66         (0.66)           (0.02)
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1996                                  10.02          0.81             0.29            1.10         (0.61)           (0.10)
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1995                                  10.25          0.64            (0.24)           0.40         (0.56)           (0.05)
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 Administrative Class
 09/30/1999 (b)                              10.36          0.29(a)         (0.30)(a)       (0.01)        (0.29)            0.00
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1999                                  10.62          0.61(a)          0.16(a)         0.77         (0.61)            0.00
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1998                                  10.27          0.61(a)          0.63(a)         1.24         (0.60)           (0.02)
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1997                                  10.29          0.66(a)         (0.02)(a)        0.64         (0.64)           (0.02)
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1996                                  10.01          0.80             0.29            1.09         (0.60)           (0.09)
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 09/07/1994 - 03/31/1995                     10.00          0.31             0.06            0.37         (0.32)           (0.03)
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------

Total Return Fund II

 Institutional Class
 09/30/1999 (b)                          $   10.11      $   0.28(a)      $  (0.33)(a)   $  (0.05)      $  (0.28)      $     0.00
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1999                                  10.26          0.59(a)          0.17(a)         0.76         (0.59)            0.00
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1998                                   9.85          0.63(a)          0.52(a)         1.15         (0.60)           (0.03)
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1997                                   9.89          0.61            (0.02)           0.59         (0.62)           (0.01)
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 11/01/1995 - 03/31/1996                     10.21          0.25            (0.17)           0.08         (0.26)            0.00
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 10/31/1995 (a)                               9.39          0.69             0.76            1.45         (0.62)            0.00
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------

 Administrative Class
 09/30/1999 (b)                              10.11          0.28(a)         (0.34)(a)       (0.06)        (0.27)            0.00
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1999                                  10.26          0.56(a)          0.17(a)         0.73         (0.56)            0.00
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1998                                   9.85          0.60(a)          0.52(a)         1.12         (0.57)           (0.03)
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1997                                   9.89          0.59             0.00            0.57         (0.60)           (0.01)
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 11/01/1995 - 03/31/1996                     10.22          0.24             0.00            0.07         (0.26)            0.00
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 11/30/1994 - 10/31/1995 (a)                  9.34          0.56             0.88            1.44         (0.55)            0.00
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------

Total Return Fund III

 Institutional Class
 09/30/1999 (b)                          $    9.27      $   0.28(a)      $  (0.34)(a)   $   (0.06)     $  (0.27)      $     0.00
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1999                                   9.55          0.57(a)          0.20(a)         0.77         (0.56)            0.00
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1998                                   9.15          0.57(a)          0.56(a)         1.13         (0.54)           (0.03)
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1997                                   9.13          0.55             0.05            0.60         (0.55)           (0.02)
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1996                                   8.99          0.72             0.17            0.89         (0.54)           (0.09)
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1995                                   9.18          0.59            (0.16)           0.43         (0.52)           (0.02)
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 Administrative Class
 09/30/1999 (b)                               9.27          0.28(a)         (0.35)(a)       (0.07)        (0.26)            0.00
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1999                                   9.55          0.55(a)          0.20(a)         0.75         (0.54)            0.00
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 04/11/1997 - 03/31/1998                      9.12          0.54(a)          0.58(a)         1.12         (0.50)           (0.03)
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
Moderate Duration Fund

 Institutional Class
 09/30/1999 (b)                          $    9.94      $   0.28(a)      $  (0.26)(a)   $   0.02       $  (0.29)      $     0.00
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1999                                  10.14          0.60(a)          0.07(a)         0.67         (0.60)            0.00
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 03/31/1998                                   9.83          0.38(a)          0.56(a)         0.94         (0.60)            0.00
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------
 12/31/1996 - 03/31/1997                     10.00          0.15            (0.17)          (0.02)        (0.15)            0.00
------------------------------------     -------------- --------------   -------------- -------------- -------------- --------------

*   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited

30 PIMCO Funds See accompanying notes


Distributions      Distributions
from Net           in Excess of Net   Tax Basis                             Net Asset
Realized           Realized Capital   Return of          Total              Value End
Capital Gains      Gains              Capital            Distributions      of Period
----------------   ----------------   ----------------   ----------------   ----------------


$      0.00        $      0.00        $      0.00        $      (0.31)      $     10.06
----------------   ----------------   ----------------   ----------------   ----------------
      (0.24)             (0.18)              0.00               (1.05)            10.36
----------------   ----------------   ----------------   ----------------   ----------------
      (0.27)              0.00               0.00               (0.91)            10.62
----------------   ----------------   ----------------   ----------------   ----------------
       0.00               0.00               0.00               (0.68)            10.27
----------------   ----------------   ----------------   ----------------   ----------------
      (0.12)              0.00               0.00               (0.83)            10.29
----------------   ----------------   ----------------   ----------------   ----------------
       0.00               0.00              (0.02)              (0.63)            10.02
----------------   ----------------   ----------------   ----------------   ----------------


       0.00               0.00               0.00               (0.29)            10.06
----------------   ----------------   ----------------   ----------------   ----------------
      (0.24)             (0.18)              0.00               (1.03)            10.36
----------------   ----------------   ----------------   ----------------   ----------------
      (0.27)              0.00               0.00               (0.89)            10.62
----------------   ----------------   ----------------   ----------------   ----------------
       0.00               0.00               0.00               (0.66)            10.27
----------------   ----------------   ----------------   ----------------   ----------------
      (0.12)              0.00               0.00               (0.81)            10.29
----------------   ----------------   ----------------   ----------------   ----------------
       0.00               0.00              (0.01)              (0.36)            10.01
----------------   ----------------   ----------------   ----------------   ----------------



$      0.00        $      0.00        $      0.00        $      (0.28)      $      9.78
----------------   ----------------   ----------------   ----------------   ----------------
      (0.18)             (0.14)              0.00               (0.91)            10.11
----------------   ----------------   ----------------   ----------------   ----------------
      (0.11)              0.00               0.00               (0.74)            10.26
----------------   ----------------   ----------------   ----------------   ----------------
       0.00               0.00               0.00               (0.63)             9.85
----------------   ----------------   ----------------   ----------------   ----------------
      (0.09)             (0.05)              0.00               (0.40)             9.89
----------------   ----------------   ----------------   ----------------   ----------------
      (0.01)              0.00               0.00               (0.63)            10.21
----------------   ----------------   ----------------   ----------------   ----------------


       0.00               0.00               0.00               (0.27)             9.78
----------------   ----------------   ----------------   ----------------   ----------------
      (0.18)             (0.14)              0.00               (0.88)            10.11
----------------   ----------------   ----------------   ----------------   ----------------
      (0.11)              0.00               0.00               (0.71)            10.26
----------------   ----------------   ----------------   ----------------   ----------------
       0.00               0.00               0.00               (0.61)             9.85
----------------   ----------------   ----------------   ----------------   ----------------
      (0.09)             (0.05)              0.00               (0.40)             9.89
----------------   ----------------   ----------------   ----------------   ----------------
      (0.01)              0.00               0.00               (0.56)            10.22
----------------   ----------------   ----------------   ----------------   ----------------



$      0.00        $      0.00        $      0.00        $      (0.27)      $      8.94
----------------   ----------------   ----------------   ----------------   ----------------
      (0.24)             (0.25)              0.00               (1.05)             9.27
----------------   ----------------   ----------------   ----------------   ----------------
      (0.16)              0.00               0.00               (0.73)             9.55
----------------   ----------------   ----------------   ----------------   ----------------
       0.00              (0.01)              0.00               (0.58)             9.15
----------------   ----------------   ----------------   ----------------   ----------------
      (0.12)              0.00               0.00               (0.75)             9.13
----------------   ----------------   ----------------   ----------------   ----------------
       0.00               0.00              (0.08)              (0.62)             8.99
----------------   ----------------   ----------------   ----------------   ----------------


       0.00               0.00               0.00               (0.26)             8.94
----------------   ----------------   ----------------   ----------------   ----------------
      (0.24)             (0.25)              0.00               (1.03)             9.27
----------------   ----------------   ----------------   ----------------   ----------------
      (0.16)              0.00               0.00               (0.69)             9.55
----------------   ----------------   ----------------   ----------------   ----------------



$      0.00        $      0.00        $      0.00        $      (0.29)      $      9.67
----------------   ----------------   ----------------   ----------------   ----------------
      (0.11)             (0.16)              0.00               (0.87)             9.94
----------------   ----------------   ----------------   ----------------   ----------------
      (0.03)              0.00               0.00               (0.63)            10.14
----------------   ----------------   ----------------   ----------------   ----------------
       0.00               0.00               0.00               (0.15)             9.83
----------------   ----------------   ----------------   ----------------   ----------------


                                                         Ratio of Net
                                      Ratio of           Investment
                                      Expenses to        Income (Loss)
                   Net Assets End     Average Net        to Average Net     Portfolio
Total Return       of Period (000s)   Assets             Assets             Turnover Rate
----------------   ----------------   ----------------   ----------------   ----------------


       0.07%       $   23,305,606            0.46%*              6.00%*              46%
----------------   ----------------   ----------------   ----------------   ----------------
       7.60            21,711,396            0.43                5.91               154
----------------   ----------------   ----------------   ----------------   ----------------
      12.63            16,484,119            0.43                6.06               206
----------------   ----------------   ----------------   ----------------   ----------------
       6.60            12,528,536            0.43                6.59               173
----------------   ----------------   ----------------   ----------------   ----------------
      11.14            10,247,605            0.42                6.85               221
----------------   ----------------   ----------------   ----------------   ----------------
       4.22             7,239,735            0.41                6.72                98
----------------   ----------------   ----------------   ----------------   ----------------


      (0.06)            2,873,555            0.71*               5.73*               46
----------------   ----------------   ----------------   ----------------   ----------------
       7.33             1,972,984            0.68                5.52               154
----------------   ----------------   ----------------   ----------------   ----------------
      12.36               481,730            0.68                5.74               206
----------------   ----------------   ----------------   ----------------   ----------------
       6.34               151,194            0.68                6.35               173
----------------   ----------------   ----------------   ----------------   ----------------
      10.99               104,618            0.68                6.64               221
----------------   ----------------   ----------------   ----------------   ----------------
       3.76                 9,037            0.66*               6.54*               98
----------------   ----------------   ----------------   ----------------   ----------------



      (0.49)%      $    1,150,127            0.50%*              5.65%*              53%
----------------   ----------------   ----------------   ----------------   ----------------
       7.46               986,690            0.50                5.65               213
----------------   ----------------   ----------------   ----------------   ----------------
      11.99               574,587            0.50                6.15               361
----------------   ----------------   ----------------   ----------------   ----------------
       6.15               478,451            0.50                6.38               293
----------------   ----------------   ----------------   ----------------   ----------------
       0.78               455,583            0.51*               6.36*               73
----------------   ----------------   ----------------   ----------------   ----------------
      15.96               442,091            0.50                6.47                41
----------------   ----------------   ----------------   ----------------   ----------------


      (0.61)               50,434            0.75*               5.27*               53
----------------   ----------------   ----------------   ----------------   ----------------
       7.19                54,736            0.75                5.33               213
----------------   ----------------   ----------------   ----------------   ----------------
      11.71                15,172            0.75                5.86               361
----------------   ----------------   ----------------   ----------------   ----------------
       5.88                 5,304            0.75                6.13               293
----------------   ----------------   ----------------   ----------------   ----------------
       0.57                 3,320            0.76*               6.06*               73
----------------   ----------------   ----------------   ----------------   ----------------
      15.92                 3,163            0.76*               6.22*               41
----------------   ----------------   ----------------   ----------------   ----------------



      (0.60)%      $      617,808            0.51%*              6.00%*              56%
----------------   ----------------   ----------------   ----------------   ----------------
        8.20              488,243            0.50                5.85               216
----------------   ----------------   ----------------   ----------------   ----------------
       12.62              365,249            0.51                5.99               183
----------------   ----------------   ----------------   ----------------   ----------------
        6.76              193,297            0.51                6.21                90
----------------   ----------------   ----------------   ----------------   ----------------
       10.06              142,223            0.50                6.82               177
----------------   ----------------   ----------------   ----------------   ----------------
        4.92               99,497            0.50                6.95               146
----------------   ----------------   ----------------   ----------------   ----------------


       (0.73)               3,270            0.76*               5.78*               56
----------------   ----------------   ----------------   ----------------   ----------------
        7.93                1,867            0.75                5.59               216
----------------   ----------------   ----------------   ----------------   ----------------
       12.46                  178            0.76*               5.85*              183
----------------   ----------------   ----------------   ----------------   ----------------



        0.26%      $      345,033            0.45%*              6.01%*              70%
----------------   ----------------   ----------------   ----------------   ----------------
        6.70              317,400            0.45                5.94               169
----------------   ----------------   ----------------   ----------------   ----------------
        9.80              239,152            0.45                3.75                96
----------------   ----------------   ----------------   ----------------   ----------------
       (0.25)              13,458            0.44*               6.01*               49
----------------   ----------------   ----------------   ----------------   ----------------

                                         1999 Semi-Annual Report  See accompanying notes  31

                                                                                                                          Dividends
                                                                        Net Realized/    Total           Dividends        in Excess
                                      Net Asset Value                   Unrealized       Income from     from Net         of Net
Selected Per Share Data for           Beginning        Net Investment   Gain (Loss) on   Investment      Investment       Investment
the Year or Period Ended:             of Period        Income (Loss)    Investments      Operations      Income           Income
                                      --------------   --------------   --------------   -------------   --------------   ----------
Low Duration Fund

 Institutional Class
 09/30/1999 (b)                       $      10.10     $     0.31(a)    $    (0.20)(a)   $      0.11     $     (0.31)     $    0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1999                                  10.18           0.65(a)          0.00(a)           0.63           (0.65)          0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1998                                   9.98           0.65(a)          0.23(a)           0.88           (0.63)         (0.02)
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1997                                   9.95           0.64             0.03              0.67           (0.63)         (0.01)
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1996                                   9.76           0.66             0.21              0.87           (0.68)          0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1995                                  10.04           0.65            (0.30)             0.35           (0.54)          0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------

Administrative Class
 09/30/1999 (b)                              10.10           0.30(a)         (0.20)(a)          0.10           (0.30)          0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1999                                  10.18           0.62(a)         (0.02)(a)          0.60           (0.62)          0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1998                                   9.98           0.63(a)          0.22(a)           0.85           (0.60)         (0.02)
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1997                                   9.95           0.62             0.03              0.65           (0.60)         (0.02)
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1996                                   9.76           0.63             0.21              0.84           (0.65)          0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 12/31/1994 - 03/31/1995                      9.67           0.18             0.07              0.25           (0.14)          0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------

Low Duration Fund II

 Institutional Class
 09/30/1999 (b)                       $       9.95     $     0.28(a)    $    (0.19)(a)   $      0.09     $  $  (0.28)     $    0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1999                                  10.00           0.58(a)          0.00(a)           0.58           (0.58)          0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1998                                   9.81           0.22(a)          0.59(a)           0.81           (0.56)         (0.04)
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1997                                   9.82           0.62            (0.03)             0.59           (0.58)         (0.02)
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1996                                   9.77           0.66             0.04              0.70           (0.60)         (0.03)
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1995                                   9.94           0.62            (0.16)             0.46           (0.58)         (0.03)
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------

 Administrative Class
 09/30/1999 (b)                               9.95           0.28(a)         (0.20)(a)          0.08           (0.27)          0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1999                                  10.00           0.56(a)          0.00(a)           0.56           (0.56)          0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 02/02/1998 - 03/31/1998                     10.03           0.14(a)         (0.08)(a)          0.06           (0.08)         (0.01)
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------

Low Duration Fund III

 Institutional Class
 09/30/1999 (b)                       $       9.98     $     0.30(a)    $    (0.17)(a)   $      0.13     $  $  (0.30)     $    0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1999                                  10.05           0.60(a)          0.00(a)           0.60           (0.60)          0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1998                                   9.91           0.53(a)          0.24(a)           0.77           (0.60)          0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 12/31/1996 - 03/31/1997                     10.00           0.15            (0.09)             0.06           (0.15)          0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------

 Administrative Class
 09/30/1999 (b)                               9.98           0.30            (0.19)             0.11           (0.28)          0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/19/1999 - 03/31/1999                      9.97           0.02             0.01              0.03           (0.02)          0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------

Short-Term Fund

 Institutional Class
 09/30/1999 (b)                       $      10.03     $     0.28(a)    $    (0.07)(a)   $      0.21     $  $  (0.28)     $    0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1999                                  10.06           0.57(a)         (0.02)(a)          0.55           (0.57)          0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1998                                  10.00           0.62(a)          0.06(a)           0.68           (0.60)         (0.01)
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1997                                   9.92           0.61             0.08              0.69           (0.59)         (0.02)
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1996                                   9.79           0.69             0.12              0.81           (0.65)         (0.03)
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1995                                   9.92           0.56            (0.13)             0.43           (0.55)         (0.01)
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------

 Administrative Class
 09/30/1999 (b)                              10.03           0.27(a)         (0.07)(a)          0.20           (0.27)          0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1999                                  10.06           0.54(a)         (0.02)(a)          0.52           (0.54)          0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1998                                  10.00           0.59(a)          0.07(a)           0.66           (0.58)         (0.01)
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 03/31/1997                                   9.92           0.58             0.08              0.66           (0.57)         (0.01)
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------
 02/01/1996 - 03/31/1996                      9.98           0.11            (0.07)             0.04           (0.10)          0.00
-----------------------------------   --------------   --------------   --------------   -------------   --------------   ----------

*    Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Unaudited
(c) Ratio of expenses to average net assets excluding interest expense on reverse repurchase agreement is 0.50%.
(d) Ratio of expenses to average net assets excluding interest expense on reverse repurchase agreement is 0.75%.

32 PIMCO Funds See accompanying notes


Distributions       Distributions
from Net            in excess of       Tax Basis                             Net Asset
Realized            Net Realized       Return of          Total              Value End
Capital Gains       Capital Gains      Capital            Distributions      of Period
---------------     ---------------    ---------------    ---------------    ---------------
$   0.00            $   0.00           $   0.00           $  (0.31)          $    9.90
---------------     ---------------    ---------------    ---------------    ---------------
   (0.01)              (0.05)              0.00              (0.71)              10.10
---------------     ---------------    ---------------    ---------------    ---------------
   (0.03)               0.00               0.00              (0.68)              10.18
---------------     ---------------    ---------------    ---------------    ---------------
    0.00                0.00               0.00              (0.64)               9.98
---------------     ---------------    ---------------    ---------------    ---------------
    0.00                0.00               0.00              (0.68)               9.95
---------------     ---------------    ---------------    ---------------    ---------------
    0.00                0.00              (0.09)             (0.63)               9.76
---------------     ---------------    ---------------    ---------------    ---------------

    0.00                0.00               0.00              (0.30)               9.90
---------------     ---------------    ---------------    ---------------    ---------------
   (0.01)              (0.05)              0.00              (0.68)              10.10
---------------     ---------------    ---------------    ---------------    ---------------
   (0.03)               0.00               0.00              (0.65)              10.18
---------------     ---------------    ---------------    ---------------    ---------------
    0.00                0.00               0.00              (0.62)               9.98
---------------     ---------------    ---------------    ---------------    ---------------
    0.00                0.00               0.00              (0.65)               9.95
---------------     ---------------    ---------------    ---------------    ---------------
    0.00                0.00              (0.02)             (0.16)               9.76
---------------     ---------------    ---------------    ---------------    ---------------



$   0.00            $   0.00           $   0.00           $  (0.28)          $    9.76
---------------     ---------------    ---------------    ---------------    ---------------
    0.00               (0.05)              0.00              (0.63)               9.95
---------------     ---------------    ---------------    ---------------    ---------------
   (0.02)               0.00               0.00              (0.62)              10.00
---------------     ---------------    ---------------    ---------------    ---------------
    0.00                0.00               0.00              (0.60)               9.81
---------------     ---------------    ---------------    ---------------    ---------------
    0.00                0.00              (0.02)             (0.65)               9.82
---------------     ---------------    ---------------    ---------------    ---------------
    0.00                0.00              (0.02)             (0.63)               9.77
---------------     ---------------    ---------------    ---------------    ---------------

    0.00                0.00               0.00              (0.27)               9.76
---------------     ---------------    ---------------    ---------------    ---------------
    0.00               (0.05)              0.00              (0.61)               9.95
---------------     ---------------    ---------------    ---------------    ---------------
    0.00                0.00               0.00              (0.09)              10.00
---------------     ---------------    ---------------    ---------------    ---------------



$   0.00            $   0.00           $   0.00           $  (0.30)          $    9.81
---------------     ---------------    ---------------    ---------------    ---------------
    0.00               (0.07)              0.00              (0.67)               9.98
---------------     ---------------    ---------------    ---------------    ---------------
   (0.03)               0.00               0.00              (0.63)              10.05
---------------     ---------------    ---------------    ---------------    ---------------
    0.00                0.00               0.00              (0.15)               9.91
---------------     ---------------    ---------------    ---------------    ---------------


    0.00                0.00               0.00              (0.28)               9.81
---------------     ---------------    ---------------    ---------------    ---------------
    0.00                0.00               0.00              (0.02)               9.98
---------------     ---------------    ---------------    ---------------    ---------------



$   0.00            $   0.00           $   0.00           $  (0.28)          $    9.96
---------------     ---------------    ---------------    ---------------    ---------------
    0.00               (0.01)              0.00              (0.58)              10.03
---------------     ---------------    ---------------    ---------------    ---------------
   (0.01)               0.00               0.00              (0.62)              10.06
---------------     ---------------    ---------------    ---------------    ---------------
    0.00                0.00               0.00              (0.61)              10.00
---------------     ---------------    ---------------    ---------------    ---------------
    0.00                0.00               0.00              (0.68)               9.92
---------------     ---------------    ---------------    ---------------    ---------------
    0.00                0.00               0.00              (0.56)               9.79
---------------     ---------------    ---------------    ---------------    ---------------

    0.00                0.00               0.00              (0.27)               9.96
---------------     ---------------    ---------------    ---------------    ---------------
    0.00               (0.01)              0.00              (0.55)              10.03
---------------     ---------------    ---------------    ---------------    ---------------
   (0.01)               0.00               0.00              (0.60)              10.06
---------------     ---------------    ---------------    ---------------    ---------------
    0.00                0.00               0.00              (0.58)              10.00
---------------     ---------------    ---------------    ---------------    ---------------
    0.00                0.00               0.00              (0.10)               9.92
---------------     ---------------    ---------------    ---------------    ---------------
                                                          Ratio of Net
                                       Ratio of           Investment
                                       Expenses to        Income (Loss)
Total               Net Assets End     Average Net        to Average         Portfolio
Return              Period (000s)      Assets             Net Assets         Turnover Rate
---------------     ---------------    ---------------    ---------------    ---------------
  1.11%             $4,067,967            0.43%*               6.20%*               52%
---------------     ---------------    ---------------    ---------------    ---------------
  6.35               3,367,438            0.43                 6.36                245
---------------     ---------------    ---------------    ---------------    ---------------
  9.00               2,759,531            0.43                 6.39                309
---------------     ---------------    ---------------    ---------------    ---------------
  6.97               2,797,001            0.43                 6.46                240
---------------     ---------------    ---------------    ---------------    ---------------
  9.13               2,677,574            0.42                 6.88                209
---------------     ---------------    ---------------    ---------------    ---------------
  3.60               2,332,032            0.41                 6.46                 77
---------------     ---------------    ---------------    ---------------    ---------------

  0.98                 120,300            0.68*                5.93*                52
---------------     ---------------    ---------------    ---------------    ---------------
  6.09                 128,212            0.68                 6.09                245
---------------     ---------------    ---------------    ---------------    ---------------
  8.73                  46,186            0.68                 6.16                309
---------------     ---------------    ---------------    ---------------    ---------------
  6.71                  23,564            0.68                 6.21                240
---------------     ---------------    ---------------    ---------------    ---------------
  8.83                   2,536            0.69                 6.73                209
---------------     ---------------    ---------------    ---------------    ---------------
  2.53                     771            0.66*                6.93*                77
---------------     ---------------    ---------------    ---------------    ---------------



  0.97%             $  467,105            0.62%*(e)            5.77%*               59%
---------------     ---------------    ---------------    ---------------    ---------------
  5.89                 414,463            0.57  (c)            5.79                322
---------------     ---------------    ---------------    ---------------    ---------------
  8.29                 401,204            0.50                 5.98                335
---------------     ---------------    ---------------    ---------------    ---------------
  6.33                 339,375            0.51                 6.31                237
---------------     ---------------    ---------------    ---------------    ---------------
  7.30                 253,299            0.48                 6.61                225
---------------     ---------------    ---------------    ---------------    ---------------
  4.80                 170,866            0.47                 6.35                102
---------------     ---------------    ---------------    ---------------    ---------------

  0.83                     303            0.88* (f)            5.69*                59
---------------     ---------------    ---------------    ---------------    ---------------
  5.63                  22,594            0.85  (d)            5.47                322
---------------     ---------------    ---------------    ---------------    ---------------
  0.58                      56            0.75*                8.53*               335
---------------     ---------------    ---------------    ---------------    ---------------



  1.30%             $   25,485            0.57%*(g)            6.01%*               53%
---------------     ---------------    ---------------    ---------------    ---------------
  6.10                  26,549            0.50                 5.94                167
---------------     ---------------    ---------------    ---------------    ---------------
  7.93                  23,896            0.50                 5.98                307
---------------     ---------------    ---------------    ---------------    ---------------
  0.58                  10,056            0.49*                6.00*               155
---------------     ---------------    ---------------    ---------------    ---------------


  1.17                      10            0.81* (h)            2.84*                53
---------------     ---------------    ---------------    ---------------    ---------------
  0.15                       6            0.75                 6.42                167
---------------     ---------------    ---------------    ---------------    ---------------



  2.12%             $  487,849            0.45%*               5.59%*               21%
---------------     ---------------    ---------------    ---------------    ---------------
  5.63                 495,752            0.45                 5.66                 47
---------------     ---------------    ---------------    ---------------    ---------------
  7.06                 172,846            0.45                 6.12                 48
---------------     ---------------    ---------------    ---------------    ---------------
  7.12                 156,515            0.47                 6.12                 77
---------------     ---------------    ---------------    ---------------    ---------------
  8.49                 101,797            0.58                 6.86                215
---------------     ---------------    ---------------    ---------------    ---------------
  4.46                  90,114            0.50                 5.67                 79
---------------     ---------------    ---------------    ---------------    ---------------

  1.99                   5,712            0.70*                5.35*                21
---------------     ---------------    ---------------    ---------------    ---------------
  5.39                   3,769            0.70                 5.37                 47
---------------     ---------------    ---------------    ---------------    ---------------
  6.80                   5,147            0.70                 5.86                 48
---------------     ---------------    ---------------    ---------------    ---------------
  6.86                   4,513            0.72                 5.87                 77
---------------     ---------------    ---------------    ---------------    ---------------
  0.41                   3,999            0.52*                4.44*               215
---------------     ---------------    ---------------    ---------------    ---------------

(e) Ratio of expenses to average net assets excluding interest expense is 0.50%.
(f) Ratio of expenses to average net assets excluding interest expense is 0.75%.
(g) Ratio of expenses to average net assets excluding interest expense is 0.50%.
(h) Ratio of expenses to average net assets excluding interest expense is 0.75%.

                           1999 Semi-Annual Report    See accompanying notes 33


                                            Net Asset                                 Net Realized/
                                            Value                                     Unrealized Gain
Selected Per Share Data for the Year or     Beginning            Net Investment       (Loss) on
Period Ended:                               of Period            Income (Loss)        Investments
                                            ---------------      ---------------      ---------------
Money Market Fund

 Institutional Class
 09/30/1999 (b)                             $    1.00            $  0.02(a)           $   0.00(a)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1999                                      1.00               0.05(a)               0.00(a)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1998                                      1.00               0.05(a)               0.00(a)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1997                                      1.00               0.05                  0.00
----------------------------------------    ---------------      ---------------      ---------------
 11/01/1995 - 03/31/1996                         1.00               0.02                  0.00
----------------------------------------    ---------------      ---------------      ---------------
 10/31/1995 (a)                                  1.00               0.06                  0.00
----------------------------------------    ---------------      ---------------      ---------------
 Administrative Class
 09/30/1999 (b)                                  1.00               0.02(a)               0.00(a)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1999                                      1.00               0.05(a)               0.00(a)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1998                                      1.00               0.05(a)               0.00(a)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1997                                      1.00               0.05                  0.00
----------------------------------------    ---------------      ---------------      ---------------
 11/01/1995 - 03/31/1996                         1.00               0.02                  0.00
----------------------------------------    ---------------      ---------------      ---------------
 01/24/1995 - 10/31/1995 (a)                     1.00               0.05                  0.00
----------------------------------------    ---------------      ---------------      ---------------

Long-Term U.S. Government Fund

 Institutional Class
 09/30/1999 (b)                             $   10.30            $  0.32(a)           $  (0.62)(a)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1999                                     10.57               0.63(a)               0.20(a)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1998                                      9.39               0.52(a)               1.34(a)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1997                                      9.96               0.79                 (0.35)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1996                                      9.85               0.83                  0.66
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1995                                      9.96               0.60                 (0.09)
----------------------------------------    ---------------      ---------------      ---------------
 Administrative Class
 09/30/1999 (b)                                 10.30               0.28(a)              (0.59)(a)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1999                                     10.57               0.60(a)               0.20(a)
----------------------------------------    ---------------      ---------------      ---------------
 09/23/1997 - 03/31/1998                        10.17               0.26(a)               0.51(a)
----------------------------------------    ---------------      ---------------      ---------------

High Yield Fund

 Institutional Class
 09/30/1999 (b)                             $   11.23            $  0.46(a)           $  (0.49)(a)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1999                                     11.66               0.95(a)              (0.43)(a)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1998                                     11.10               0.98(a)               0.65(a)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1997                                     10.94               0.92                  0.34
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1996                                     10.42               1.04                  0.54
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1995                                     10.52               0.99                 (0.12)
----------------------------------------    ---------------      ---------------      ---------------
 Administrative Class
 09/30/1999 (b)                                 11.23               0.45(a)              (0.50)(a)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1999                                     11.66               0.93(a)              (0.43)(a)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1998                                     11.10               0.95(a)               0.65(a)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1997                                     10.94               0.85                  0.38
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1996                                     10.41               1.02                  0.54
----------------------------------------    ---------------      ---------------      ---------------
 01/16/1995 - 03/31/1995                        10.14               0.23                  0.25
----------------------------------------    ---------------      ---------------      ---------------

Total Return Mortgage Fund

 Institutional Class
 09/30/1999 (b)                             $   10.19            $  0.29(a)           $  (0.21)(a)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1999                                     10.24               0.58(a)               0.05(a)
----------------------------------------    ---------------      ---------------      ---------------
 07/31/1997 - 03/31/1998                        10.00               0.41(a)               0.30(a)
----------------------------------------    ---------------      ---------------      ---------------
                                                                                      Dividends
                                            Total Income         Dividends            in Excess
                                            from                 from Net             of Net
Selected Per Share Data for the Year or     Investment           Investment           Investment
Period Ended:                               Operations           Income               Income
                                            ---------------      ---------------      ---------------
Money Market Fund

 Institutional Class
 09/30/1999 (b)                             $   0.02             $  (0.02)            $   0.00
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1999                                     0.05                (0.05)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1998                                     0.05                (0.05)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1997                                     0.05                (0.05)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 11/01/1995 - 03/31/1996                        0.02                (0.02)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 10/31/1995 (a)                                 0.06                (0.06)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 Administrative Class
 09/30/1999 (b)                                 0.02                (0.02)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1999                                     0.05                (0.05)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1998                                     0.05                (0.05)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1997                                     0.05                (0.05)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 11/01/1995 - 03/31/1996                        0.02                (0.02)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 01/24/1995 - 10/31/1995 (a)                    0.05                (0.05)                0.00
----------------------------------------    ---------------      ---------------      ---------------

Long-Term U.S. Government Fund

 Institutional Class
 09/30/1999 (b)                             $  (0.30)            $  (0.31)            $   0.00
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1999                                     0.83                (0.64)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1998                                     1.86                (0.62)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1997                                     0.44                (0.68)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1996                                     1.49                (0.68)               (0.04)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1995                                     0.51                (0.60)               (0.02)
----------------------------------------    ---------------      ---------------      ---------------
 Administrative Class
 09/30/1999 (b)                                (0.31)               (0.30)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1999                                     0.80                (0.61)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 09/23/1997 - 03/31/1998                        0.77                (0.31)                0.00
----------------------------------------    ---------------      ---------------      ---------------

High Yield Fund

 Institutional Class
 09/30/1999 (b)                             $  (0.03)            $  (0.47)            $   0.00
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1999                                     0.52                (0.94)               (0.01)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1998                                     1.63                (0.98)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1997                                     1.26                (0.97)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1996                                     1.58                (1.01)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1995                                     0.87                (0.93)               (0.02)
----------------------------------------    ---------------      ---------------      ---------------
 Administrative Class
 09/30/1999 (b)                                (0.05)               (0.45)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1999                                     0.50                (0.92)               (0.01)
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1998                                     1.60                (0.95)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1997                                     1.23                (0.94)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1996                                     1.56                (0.98)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 01/16/1995 - 03/31/1995                        0.48                (0.21)                0.00
----------------------------------------    ---------------      ---------------      ---------------

Total Return Mortgage Fund

 Institutional Class
 09/30/1999 (b)                             $   0.08             $  (0.29)            $   0.00
----------------------------------------    ---------------      ---------------      ---------------
 03/31/1999                                     0.63                (0.58)                0.00
----------------------------------------    ---------------      ---------------      ---------------
 07/31/1997 - 03/31/1998                        0.71                (0.46)                0.00
----------------------------------------    ---------------      ---------------      ---------------

*    Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Unaudited
(c) Ratio of expenses to average net assets excluding interest expense on reverse repurchase agreement is 0.50%.
(d) Ratio of expenses to average net assets excluding interest expense on reverse repurchase agreement is 0.76%.
(e) Ratio of expenses to average net assets excluding interest expense is 0.50%.
(f) Ratio of expenses to average net assets excluding interest expense is 0.75%.

34 PIMCO Funds See accompanying notes


 Distributions     Distributions
 from Net          in Excess of      Tax Basis                          Net Asset
 Realized          Net Realized      Return of        Total             Value End
 Capital Gains     Capital Gains     Capital          Distributions     of Period
 ---------------   ---------------   ---------------  ---------------   ---------------

 $   0.00          $   0.00          $   0.00         $  (0.02)         $    1.00
 ---------------   ---------------   ---------------  ---------------   ---------------
     0.00              0.00              0.00            (0.05)              1.00
 ---------------   ---------------   ---------------  ---------------   ---------------
     0.00              0.00              0.0             (0.05)              1.00
 ---------------   ---------------   ---------------  ---------------   ---------------
     0.00              0.00              0.00            (0.05)              1.00
 ---------------   ---------------   ---------------  ---------------   ---------------
     0.00              0.00              0.00            (0.02)              1.00
 ---------------   ---------------   ---------------  ---------------   ---------------
     0.00              0.00              0.00            (0.06)              1.00
 ---------------   ---------------   ---------------  ---------------   ---------------

     0.00              0.00              0.00            (0.02)              1.00
 ---------------   ---------------   ---------------  ---------------   ---------------
     0.00              0.00              0.00            (0.05)              1.00
 ---------------   ---------------   ---------------  ---------------   ---------------
     0.00              0.00              0.00            (0.05)              1.00
 ---------------   ---------------   ---------------  ---------------   ---------------
     0.00              0.00              0.00            (0.05)              1.00
 ---------------   ---------------   ---------------  ---------------   ---------------
     0.00              0.00              0.00            (0.02)              1.00
 ---------------   ---------------   ---------------  ---------------   ---------------
     0.00              0.00              0.00            (0.05)              1.00
 ---------------   ---------------   ---------------  ---------------   ---------------


 $   0.00          $   0.00          $   0.00         $  (0.31)         $    9.69
 ---------------   ---------------   ---------------  ---------------   ---------------
     0.00             (0.46)             0.00            (1.10)             10.30
 ---------------   ---------------   ---------------  ---------------   ---------------
    (0.06)             0.00              0.00            (0.68)             10.57
 ---------------   ---------------   ---------------  ---------------   ---------------
     0.00             (0.33)             0.00            (1.01)              9.39
 ---------------   ---------------   ---------------  ---------------   ---------------
    (0.50)            (0.16)             0.00            (1.38)              9.96
 ---------------   ---------------   ---------------  ---------------   ---------------
     0.00              0.00              0.00            (0.62)              9.85
 ---------------   ---------------   ---------------  ---------------   ---------------

     0.00              0.00              0.00            (0.30)              9.69
 ---------------   ---------------   ---------------  ---------------   ---------------
     0.00             (0.46)             0.00            (1.07)             10.30
 ---------------   ---------------   ---------------  ---------------   ---------------
    (0.06)             0.00              0.00            (0.37)             10.57
 ---------------   ---------------   ---------------  ---------------   ---------------


 $   0.00          $   0.00          $   0.00         $  (0.47)         $   10.73
 ---------------   ---------------   ---------------  ---------------   ---------------
     0.00              0.00              0.00            (0.95)             11.23
 ---------------   ---------------   ---------------  ---------------   ---------------
     0.00             (0.09)             0.00            (1.07)             11.66
 ---------------   ---------------   ---------------  ---------------   ---------------
    (0.13)             0.00              0.00            (1.10)             11.10
 ---------------   ---------------   ---------------  ---------------   ---------------
    (0.05)             0.00              0.00            (1.06)             10.94
 ---------------   ---------------   ---------------  ---------------   ---------------
     0.00             (0.02)             0.00            (0.97)             10.42
 ---------------   ---------------   ---------------  ---------------   ---------------

     0.00              0.00              0.00            (0.45)             10.73
 ---------------   ---------------   ---------------  ---------------   ---------------
     0.00              0.00              0.00            (0.93)             11.23
 ---------------   ---------------   ---------------  ---------------   ---------------
     0.00             (0.09)             0.00            (1.04)             11.66
 ---------------   ---------------   ---------------  ---------------   ---------------
    (0.13)             0.00              0.00            (1.07)             11.10
 ---------------   ---------------   ---------------  ---------------   ---------------
    (0.05)             0.00              0.00            (1.03)             10.94
 ---------------   ---------------   ---------------  ---------------   ---------------
     0.00              0.00              0.00            (0.21)             10.41
 ---------------   ---------------   ---------------  ---------------   ---------------


 $   0.00          $   0.00          $   0.00         $  (0.29)         $    9.98
 ---------------   ---------------   ---------------  ---------------   ---------------
    (0.03)            (0.07)             0.00            (0.68)             10.19
 ---------------   ---------------   ---------------  ---------------   ---------------
    (0.01)             0.00              0.00            (0.47)             10.24
 ---------------   ---------------   ---------------  ---------------   ---------------
                                                            Ratio of Net
                                         Ratio of           Investment
                   Net Assets            Expenses to        Income (Loss)
 Total             End of Period         Average Net        to Average       Portfolio
 Return            (000s)                Assets             Net Assets       Turnover Rate
 ------------      ---------------       ---------------    ---------------  ---------------

    2.37%          $  271,338               0.35%*               4.57%*           N/A
 ------------      ---------------       ---------------    ---------------  ---------------
    5.14              322,290               0.35                 4.85             N/A
 ------------      ---------------       ---------------    ---------------  ---------------
    5.40               55,335               0.35                 5.29             N/A
 ------------      ---------------       ---------------    ---------------  ---------------
    5.19               23,497               0.40                 5.08             N/A
 ------------      ---------------       ---------------    ---------------  ---------------
    2.58               25,935               0.33*                5.44*            N/A
 ------------      ---------------       ---------------    ---------------  ---------------
    5.67                7,741               0.40                 5.53             N/A
 ------------      ---------------       ---------------    ---------------  ---------------

    2.24                8,431               0.60*                4.34*            N/A
 ------------      ---------------       ---------------    ---------------  ---------------
    4.93                9,273               0.60                 4.44             N/A
 ------------      ---------------       ---------------    ---------------  ---------------
    5.12                  749               0.60                 5.04             N/A
 ------------      ---------------       ---------------    ---------------  ---------------
    4.94                   12               0.66                 4.83             N/A
 ------------      ---------------       ---------------    ---------------  ---------------
    2.47                   10               0.61*                5.95*            N/A
 ------------      ---------------       ---------------    ---------------  ---------------
    4.21                   10               0.68*                5.94*            N/A
 ------------      ---------------       ---------------    ---------------  ---------------


   (2.88)%         $  281,120               0.55%*(e)            6.34%*           167%
 ------------      ---------------       ---------------    ---------------  ---------------
    7.76              170,847               0.89(c)              5.83             364
 ------------      ---------------       ---------------    ---------------  ---------------
   20.23               48,547               0.51                 4.88             177
 ------------      ---------------       ---------------    ---------------  ---------------
    4.48               19,995               0.63                 7.63             402
 ------------      ---------------       ---------------    ---------------  ---------------
   14.83               32,511               0.56                 6.80             238
 ------------      ---------------       ---------------    ---------------  ---------------
    5.50               32,349               0.50                 6.62              89
 ------------      ---------------       ---------------    ---------------  ---------------

   (2.99)              44,170               0.80*(f)             5.55*            167
 ------------      ---------------       ---------------    ---------------  ---------------
    7.46               11,383               1.15(d)              5.58             364
 ------------      ---------------       ---------------    ---------------  ---------------
    7.60                4,957               0.76*                4.87*            177
 ------------      ---------------       ---------------    ---------------  ---------------


   (0.32)%         $2,320,018               0.50%*               8.45%*            17%
 ------------      ---------------       ---------------    ---------------  ---------------
    4.73            2,162,868               0.50                 8.41              39
 ------------      ---------------       ---------------    ---------------  ---------------
   15.26            1,628,930               0.50                 8.52              37
 ------------      ---------------       ---------------    ---------------  ---------------
   12.04              744,498               0.50                 8.77              67
 ------------      ---------------       ---------------    ---------------  ---------------
   15.70              536,983               0.47                 9.28              66
 ------------      ---------------       ---------------    ---------------  ---------------
    8.81              336,310               0.48                 9.37              78
 ------------      ---------------       ---------------    ---------------  ---------------

   (0.44)             320,987               0.75*                8.17*             17
 ------------      ---------------       ---------------    ---------------  ---------------
    4.49              238,792               0.75                 8.17              39
 ------------      ---------------       ---------------    ---------------  ---------------
   14.98               69,937               0.75                 8.21              37
 ------------      ---------------       ---------------    ---------------  ---------------
   11.76               10,428               0.76                 8.48              67
 ------------      ---------------       ---------------    ---------------  ---------------
   15.54                1,007               0.80                 9.16              66
 ------------      ---------------       ---------------    ---------------  ---------------
    4.66                   41               0.73*               10.12*             78
 ------------      ---------------       ---------------    ---------------  ---------------


    0.85%          $    3,901               0.51%*               5.83%*           190%
 ------------      ---------------       ---------------    ---------------  ---------------
    6.27                4,128               0.50                 5.66             158
 ------------      ---------------       ---------------    ---------------  ---------------
    6.69                3,588               0.52*                6.07*            593
 ------------      ---------------       ---------------    ---------------  ---------------

                              1999 Semi-Annual Report See accompanying notes  35

                                              Net Asset                                     Net Realized/
                                              Value                                         Unrealized
Selected Per Share Data for the Year or       Beginning              Net Investment         Gain (Loss) on
Period Ended:                                 of Period              Income (Loss)          Investments
                                              ---------------        ---------------        ---------------
Low Duration Mortgage Fund

 Institutional Class
 09/30/1999 (b)                               $   10.01              $   0.31(a)            $  (0.09)(a)
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1999                                       10.13                  0.64(a)               (0.08)(a)
-----------------------------------------     ---------------        ---------------        ---------------
 07/31/1997 - 03/31/1998                          10.00                  0.43(a)                0.14(a)
-----------------------------------------     ---------------        ---------------        ---------------

Real Return Bond Fund

 Institutional Class
 09/30/1999 (b)                               $    9.83              $   0.36(a)            $  (0.03)(a)
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1999                                        9.77                  0.51(a)                0.10(a)
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1998                                        9.93                  0.44(a)                0.05(a)
-----------------------------------------     ---------------        ---------------        ---------------
 01/29/1997 - 03/31/1997                           9.92                  0.11                  (0.02)
-----------------------------------------     ---------------        ---------------        ---------------

Foreign Bond Fund

 Institutional Class
 09/30/1999 (b)                               $   10.63              $   0.32(a)            $  (0.49)(a)
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1999                                       10.74                  0.58(a)                0.24(a)
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1998                                       10.41                  0.66(a)                0.61(a)
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1997                                       10.50                  0.80                   1.00
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1996                                        9.38                  0.96                   1.03
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1995                                       10.18                  0.38                  (0.57)
-----------------------------------------     ---------------        ---------------        ---------------
 Administrative Class
 09/30/1999 (b)                                   10.63                  0.31(a)               (0.49)(a)
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1999                                       10.74                  0.56(a)                0.24(a)
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1998                                       10.41                  0.63(a)                0.61(a)
-----------------------------------------     ---------------        ---------------        ---------------
 01/28/1997 - 03/31/1997                          10.54                  0.59                  (0.67)
-----------------------------------------     ---------------        ---------------        ---------------

Global Bond Fund

 Institutional Class
 09/30/1999 (b)                               $    9.76              $   0.27(a)            $  (0.34)(a)
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1999                                        9.70                  0.52(a)                0.14(a)
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1998                                        9.86                  0.66(a)               (0.10)(a)
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1997                                       10.05                  0.70                  (0.01)
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1996                                        9.87                  0.45                   0.72
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1995                                        9.85                  0.69                  (0.14)
-----------------------------------------     ---------------        ---------------        ---------------
 Administrative Class
 09/30/1999 (b)                                    9.76                  0.27(a)               (0.35)(a)
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1999                                        9.70                  0.51(a)                0.14(a)
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1998                                        9.86                  0.59(a)               (0.05)(a)
-----------------------------------------     ---------------        ---------------        ---------------
 08/01/1996 - 03/31/1997                          10.28                  0.51                  (0.23)
-----------------------------------------     ---------------        ---------------        ---------------

Global Bond Fund II

 Institutional Class
 09/30/1999 (b)                               $    9.89              $   0.27(a)            $  (0.35)(a)
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1999                                        9.92                  0.52(a)                0.06(a)
-----------------------------------------     ---------------        ---------------        ---------------
 02/25/1998 - 03/31/1998                           9.82                  0.06(a)                0.09(a)
-----------------------------------------     ---------------        ---------------        ---------------

Emerging Markets Bond Fund

 Institutional Class
 09/30/1999 (b)                               $    7.51              $   0.45(a)            $   0.17(a)
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1999                                        9.67                  0.87(a)                0.00(a)
-----------------------------------------     ---------------        ---------------        ---------------
 07/31/1997 - 03/31/1998                          10.00                  0.46(a)                0.00(a)
-----------------------------------------     ---------------        ---------------        ---------------
 Administrative Class
 09/30/1999 (b)                                    7.51                  0.45                   0.16
-----------------------------------------     ---------------        ---------------        ---------------
 09/30/1998 - 03/31/1999                           6.82                  0.45                   0.74
-----------------------------------------     ---------------        ---------------        ---------------

                                              Total                  Dividends              Dividends in
                                              Income from            from Net               Excess of Net
Selected Per Share Data for the Year or       Investment             Investment             Investment
Period Ended:                                 Operations             Income                 Income
                                              ---------------        ---------------        ---------------
Low Duration Mortgage Fund

 Institutional Class
 09/30/1999 (b)                               $   0.22               $  (0.31)              $   0.00
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1999                                       0.56                  (0.64)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------
 07/31/1997 - 03/31/1998                          0.57                  (0.42)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------

Real Return Bond Fund

 Institutional Class
 09/30/1999 (b)                               $   0.33               $  (0.34)              $   0.00
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1999                                       0.61                  (0.48)                 (0.07)
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1998                                       0.49                  (0.48)                 (0.03)
-----------------------------------------     ---------------        ---------------        ---------------
 01/29/1997 - 03/31/1997                          0.09                  (0.08)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------

Foreign Bond Fund

 Institutional Class
 09/30/1999 (b)                               $  (0.17)              $  (0.32)              $   0.00
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1999                                       0.82                  (0.58)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1998                                       1.27                  (0.63)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1997                                       1.80                  (0.40)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1996                                       1.99                  (0.34)                 (0.25)
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1995                                      (0.19)                  0.00                   0.00
-----------------------------------------     ---------------        ---------------        ---------------
 Administrative Class
 09/30/1999 (b)                                  (0.18)                 (0.31)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1999                                       0.80                  (0.56)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1998                                       1.24                  (0.60)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------
 01/28/1997 - 03/31/1997                         (0.08)                 (0.05)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------

Global Bond Fund

 Institutional Class
 09/30/1999 (b)                               $  (0.07)              $  (0.28)              $   0.00
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1999                                       0.66                  (0.36)                 (0.16)
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1998                                       0.56                  (0.53)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1997                                       0.69                  (0.44)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1996                                       1.17                  (0.61)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1995                                       0.55                  (0.29)                 (0.24)
-----------------------------------------     ---------------        ---------------        ---------------
 Administrative Class
 09/30/1999 (b)                                  (0.08)                 (0.27)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1999                                       0.65                  (0.35)                 (0.16)
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1998                                       0.54                  (0.51)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------
 08/01/1996 - 03/31/1997                          0.28                  (0.26)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------

Global Bond Fund II

 Institutional Class
 09/30/1999 (b)                               $  (0.08)              $  (0.27)              $   0.00
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1999                                       0.58                  (0.52)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------
 02/25/1998 - 03/31/1998                          0.15                   0.00                  (0.05)
-----------------------------------------     ---------------        ---------------        ---------------

Emerging Markets Bond Fund

 Institutional Class
 09/30/1999 (b)                               $   0.62               $  (0.45)              $   0.00
-----------------------------------------     ---------------        ---------------        ---------------
 03/31/1999                                      (1.24)                 (0.87)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------
 07/31/1997 - 03/31/1998                          0.28                  (0.46)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------
 Administrative Class
 09/30/1999 (b)                                   0.61                  (0.44)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------
 09/30/1998 - 03/31/1999                          1.19                  (0.45)                  0.00
-----------------------------------------     ---------------        ---------------        ---------------

*    Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Unaudited
(c) Ratio of expenses to average net assets excluding interest expense on reverse repurchase agreement is 0.51%.
(d) Ratio of expenses to average net assets excluding interest expense on reverse repurchase agreement is 0.50%.

36 PIMCO Funds See accompanying notes


                                                                                                            Ratio of
Distributions Distributions                                                      Net Assets   Ratio of      Investment
from Net      in Excess of  Tax Basis                  Net Asset                 End of       Expenses to   Income (Loss) Portfolio
Realized      Net Realized  Return of    Total         Value End                 Period       Average Net   to Average    Turnover
Capital Gains Capital Gains Capital      Distributions of Period  Total Return   (000s)       Assets        Net Assests   Rate
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------

$   0.00      $   0.00      $   0.00     $  (0.31)     $    9.92       2.26%     $  4,178        1.73%*(e)      6.27%*          115%
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
    0.00         (0.04)         0.00        (0.68)         10.01       5.71         4,119        2.37(c)        6.35            198
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
   (0.02)         0.00          0.00        (0.44)         10.13       5.86         3,748        1.81*(d)       6.30*           486
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------


$   0.00      $   0.00      $   0.00     $  (0.34)     $    9.82       3.40%     $ 86,100        0.54%*         7.28%*          103%
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
    0.00          0.00          0.00        (0.55)          9.83       6.41        15,588        0.52           5.18            438
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
   (0.14)         0.00          0.00        (0.65)          9.77       4.70         5,526        0.52           4.46            967
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
    0.00          0.00          0.00        (0.08)          9.93       0.09         5,638        0.51*          6.54*           160
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------


$   0.00      $   0.00      $   0.00     $  (0.32)     $   10.14      (1.63)%    $461,433        0.59%*(f)      6.16%*           90%
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
   (0.10)        (0.25)         0.00        (0.93)         10.63       7.92       530,325        0.50           5.39            376
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
   (0.31)         0.00          0.00        (0.94)         10.74      12.64       392,198        0.50           6.32            280
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
   (1.49)         0.00          0.00        (1.89)         10.41      17.69       234,880        0.50           7.88            984
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
   (0.25)        (0.03)         0.00        (0.87)         10.50      21.80       258,493        0.52           5.83          1,234
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
    0.00          0.00         (0.61)       (0.61)          9.38      (1.85)      232,700        0.47           6.44            299
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------


    0.00          0.00          0.00        (0.31)         10.14      (1.75)        4,906        0.85*(g)       5.97*            90
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
   (0.10)        (0.25)         0.00        (0.91)         10.63       7.65         2,096        0.75           5.13            376
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
   (0.31)         0.00          0.00        (0.91)         10.74      12.34           315        0.75           6.07            280
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
    0.00          0.00          0.00        (0.05)         10.41      (0.72)           30        0.79*          7.63*           984
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------


$   0.00      $   0.00      $   0.00     $  (0.28)     $    9.41      (0.56)%    $283,268        0.62%*(h)      5.96%*           39%
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
   (0.08)         0.00          0.00        (0.60)          9.76       6.90       266,984        0.55           5.35            143
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
    0.00         (0.19)         0.00        (0.72)          9.70       5.85       256,274        0.55           6.64            389
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
   (0.44)         0.00          0.00        (0.88)          9.86       6.78       215,631        0.56           7.51            911
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
   (0.21)        (0.17)         0.00        (0.99)         10.05      12.04       133,833        0.58           5.88          1,083
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
    0.00          0.00          0.00        (0.53)          9.87      10.35        76,476        0.64           5.59            461
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------


    0.00          0.00          0.00        (0.27)          9.41      (0.68)        7,065        0.87*(i)       5.80*            39
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
   (0.08)         0.00          0.00        (0.59)          9.76       6.78         1,326        0.80           5.21            143
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
    0.00         (0.19)         0.00        (0.70)          9.70       5.57         1,548        0.80           6.39            389
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
   (0.44)         0.00          0.00        (0.70)          9.86       2.97           346        0.78*          5.66*           911
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------


$  (0.09)     $   0.00      $   0.00     $  (0.36)     $    9.45      (1.69)%    $ 29,033        0.58%*         2.84%*           55%
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
   (0.01)        (0.08)         0.00        (0.61)          9.89       6.06        29,044        0.55           5.29            236
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
    0.00          0.00          0.00        (0.05)          9.92       1.02        24,517        0.55*          6.24*           369
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------


$   0.00      $   0.00      $   0.00     $  (0.45)     $    7.68       8.45%     $  4,478        0.90%*(j)     11.66%*          188%
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
    0.00         (0.05)         0.00        (0.92)          7.51     (12.55)        3,641        0.85          11.08            315
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
   (0.15)         0.00          0.00        (0.61)          9.67       3.10         3,676        0.86*          7.21*           695
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------


    0.00          0.00          0.00        (0.44)          7.68       8.30        11,563        1.13*          5.73*           188
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------
    0.00         (0.05)         0.00        (0.50)          7.51      17.88           118        1.10           6.24            315
----------    ----------    ----------   ----------    ----------   ----------   ----------   ----------    ----------    ----------

(e) Ratio of expenses to average net assets excluding interest expense is 0.50%.
(f) Ratio of expenses to average net assets excluding interest expense is 0.50%.
(g) Ratio of expenses to average net assets excluding interest expense is 0.75%.
(h) Ratio of expenses to average net assets excluding interest expense is 0.55%.
(i) Ratio of expenses to average net assets excluding interest expense is 0.80%.
(j) Ratio of expenses to average net assets excluding interest expense is 0.85%.

                               1999 Semi-Annual Report See accompanying notes 37

                                                Net Asset                                       Net Realized/
                                                Value                                           Unrealized
Selected Per Share Data for the Year or         Beginning               Net Investment          Gain (Loss) on
Period Ended:                                   of Period               Income (Loss)           Investments
                                                ---------------         ---------------         ---------------
Strategic Balanced Fund

 Institutional Class
 09/30/1999 (b)                                 $   12.76               $   0.33(a)             $  (0.26)(a)
--------------------------------------------    ---------------         ---------------         ---------------
 03/31/1999                                         12.60                   0.89(a)                 0.60(a)
--------------------------------------------    ---------------         ---------------         ---------------
 03/31/1998                                         10.32                   1.30(a)                 2.05(a)
--------------------------------------------    ---------------         ---------------         ---------------
 06/28/1996 - 03/31/1997                            10.00                   0.85                    0.31
--------------------------------------------    ---------------         ---------------         ---------------
 Administrative Class
 06/30/1999 - 09/30/1999 (b)                        13.17                   0.09                   (0.56)
--------------------------------------------    ---------------         ---------------         ---------------

Convertible Bond Fund

 Institutional Class
 09/30/1999 (b)                                 $   10.00               $  (0.05)               $   1.42
--------------------------------------------    ---------------         ---------------         ---------------

StocksPLUS Fund

 Institutional Class
 09/30/1999 (b)                                 $   14.32               $   0.32(a)             $  (0.20)(a)
--------------------------------------------    ---------------         ---------------         ---------------
 03/31/1999                                         14.09                   0.97(a)                 1.32(a)
--------------------------------------------    ---------------         ---------------         ---------------
 03/31/1998                                         11.46                   1.90(a)                 3.23(a)
--------------------------------------------    ---------------         ---------------         ---------------
 03/31/1997                                         11.16                   1.27                    0.82
--------------------------------------------    ---------------         ---------------         ---------------
 03/31/1996                                         10.48                   0.91                    2.48
--------------------------------------------    ---------------         ---------------         ---------------
 03/31/1995                                          9.52                   1.03                    0.69
--------------------------------------------    ---------------         ---------------         ---------------
 Administrative Class
 09/30/1999 (b)                                     14.25                   0.27(a)                (0.20)(a)
--------------------------------------------    ---------------         ---------------         ---------------
 03/31/1999                                         14.06                   1.10(a)                 1.13(a)
--------------------------------------------    ---------------         ---------------         ---------------
 03/31/1998                                         11.46                   1.89(a)                 3.19(a)
--------------------------------------------    ---------------         ---------------         ---------------
 01/07/1997 - 03/31/1997                            11.56                   0.14                    0.00
--------------------------------------------    ---------------         ---------------         ---------------

Municipal Bond Fund

 Institutional Class
 09/30/1999 (b)                                 $   10.12               $   0.23(a)             $  (0.56)(a)
--------------------------------------------    ---------------         ---------------         ---------------
 03/31/1999                                          9.97                   0.45(a)                 0.14(a)
--------------------------------------------    ---------------         ---------------         ---------------
 12/31/1997 - 03/31/1998                            10.00                   0.11(a)                 0.00(a)
--------------------------------------------    ---------------         ---------------         ---------------
 Administrative Class
 09/30/1999 (b)                                     10.12                   0.21                   (0.55)
--------------------------------------------    ---------------         ---------------         ---------------
 09/30/1998 - 03/31/1999                            10.25                   0.21                    0.00
--------------------------------------------    ---------------         ---------------         ---------------

California Intermediate Municipal Bond Fund

 Institutional Class
 08/31/1999 - 09/30/1999 (b)                    $   10.00               $   0.03                $   0.04
--------------------------------------------    ---------------         ---------------         ---------------
 Administrative Class
 09/07/1999 - 09/30/1999 (b)                        10.02                   0.02                    0.02
--------------------------------------------    ---------------         ---------------         ---------------

New York Intermediate Municipal Bond Fund

 Institutional Class
 08/31/1999 - 09/30/1999 (b)                    $   10.00               $   0.03                $   0.01
--------------------------------------------    ---------------         ---------------         ---------------

Short Duration Municipal Income Fund

 Institutional Class
 08/31/1999 - 09/30/1999 (b)                    $   10.00               $   0.03                $   0.00
--------------------------------------------    ---------------         ---------------         ---------------



                                                Total                   Dividends               Dividends in
                                                Income from             from Net                Excess of Net
Selected Per Share Data for the Year or         Investment              Investment              Investment
Period Ended:                                   Operations              Income                  Income
                                                ---------------         ---------------         ---------------
Strategic Balanced Fund

 Institutional Class
 09/30/1999 (b)                                 $   0.07                $  (0.23)               $   0.00
--------------------------------------------    ---------------         ---------------         ---------------
 03/31/1999                                         1.49                   (0.66)                   0.00
--------------------------------------------    ---------------         ---------------         ---------------
 03/31/1998                                         3.35                   (0.84)                   0.00
--------------------------------------------    ---------------         ---------------         ---------------
 06/28/1996 - 03/31/1997                            1.16                   (0.63)                   0.00
--------------------------------------------    ---------------         ---------------         ---------------
 Administrative Class
 06/30/1999 - 09/30/1999 (b)                       (0.47)                  (0.11)                   0.00
--------------------------------------------    ---------------         ---------------         ---------------

Convertible Bond Fund

 Institutional Class
 09/30/1999 (b)                                 $   1.37                $   0.00                $   0.00
--------------------------------------------    ---------------         ---------------         ---------------

StocksPLUS Fund

 Institutional Class
 09/30/1999 (b)                                 $   0.12                $  (0.25)               $   0.00
--------------------------------------------    ---------------         ---------------         ---------------
 03/31/1999                                         2.29                   (0.82)                   0.00
--------------------------------------------    ---------------         ---------------         ---------------
 03/31/1998                                         5.13                   (1.41)                   0.00
--------------------------------------------    ---------------         ---------------         ---------------
 03/31/1997                                         2.09                   (1.27)                   0.00
--------------------------------------------    ---------------         ---------------         ---------------
 03/31/1996                                         3.39                   (1.05)                   0.00
--------------------------------------------    ---------------         ---------------         ---------------
 03/31/1995                                         1.72                   (0.76)                   0.00
--------------------------------------------    ---------------         ---------------         ---------------
 Administrative Class
 09/30/1999 (b)                                     0.07                   (0.24)                   0.00
--------------------------------------------    ---------------         ---------------         ---------------
 03/31/1999                                         2.23                   (0.80)                   0.00
--------------------------------------------    ---------------         ---------------         ---------------
 03/31/1998                                         5.08                   (1.39)                   0.00
--------------------------------------------    ---------------         ---------------         ---------------
 01/07/1997 - 03/31/1997                            0.05                   (0.15)                   0.00
--------------------------------------------    ---------------         ---------------         ---------------

Municipal Bond Fund

 Institutional Class
 09/30/1999 (b)                                 $  (0.33)               $  (0.23)               $   0.00
--------------------------------------------    ---------------         ---------------         ---------------
 03/31/1999                                         0.59                   (0.44)                   0.00
--------------------------------------------    ---------------         ---------------         ---------------
 12/31/1997 - 03/31/1998                            0.08                   (0.11)                   0.00
--------------------------------------------    ---------------         ---------------         ---------------
 Administrative Class
 09/30/1999 (b)                                    (0.34)                  (0.22)                   0.00
--------------------------------------------    ---------------         ---------------         ---------------
 09/30/1998 - 03/31/1999                            0.08                   (0.21)                   0.00
--------------------------------------------    ---------------         ---------------         ---------------

California Intermediate Municipal Bond Fund

 Institutional Class
 08/31/1999 - 09/30/1999 (b)                    $   0.07                $  (0.03)               $   0.00
--------------------------------------------    ---------------         ---------------         ---------------
 Administrative Class
 09/07/1999 - 09/30/1999 (b)                        0.04                   (0.02)                   0.00
--------------------------------------------    ---------------         ---------------         ---------------

New York Intermediate Municipal Bond Fund

 Institutional Class
 08/31/1999 - 09/30/1999 (b)                    $   0.04                $  (0.03)               $   0.00
--------------------------------------------    ---------------         ---------------         ---------------

Short Duration Municipal Income Fund

 Institutional Class
 08/31/1999 - 09/30/1999 (b)                    $   0.03                $  (0.03)               $   0.00
--------------------------------------------    ---------------         ---------------         ---------------

*    Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Unaudited
(c) Ratio of expenses to average net assets excluding interest expense is 0.65%.

38 PIMCO Funds See accompanying notes


                                                                                                             Ratio of
                                                                                                             Net
Distri-      Distributions                                                                                   Investment
butions      in Excess                                                                       Ratio of        Income
from Net     of Net                                                             Net Assets   Expenses        (Loss) to
Realized     Realized      Tax Basis                 Net Asset                  End of       to Average      Average      Portfolio
Capital      Capital       Return of  Total          Value End     Total        Period       Net             Net          Turnover
Gains        Gains         Capital    Distributions  of Period     Return       (000s)       Assets          Assets       Rate
-----------  ------------  ---------  -------------  ------------  -----------  -----------  ------------    -----------  ----------

$   0.00     $   0.00      $   0.00     $  (0.23)     $   12.60        0.51%     $125,686         0.65%*        4.96%*          34%
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------
   (0.67)        0.00          0.00        (1.33)         12.76       12.36        97,945         0.65          7.00            82
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------
   (0.23)        0.00          0.00        (1.07)         12.60       33.40        38,806         0.65         10.84            56
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------
   (0.21)        0.00          0.00        (0.84)         10.32       11.83        10,360         0.90*         9.72*           95
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------

    0.00         0.00          0.00        (0.11)         12.59       (3.58)          248         0.90*         2.71*           34
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------


$   0.00     $   0.00      $   0.00     $   0.00      $   11.37       13.70%     $ 36,145         0.70%*(c)    (0.81)%*        205%
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------


$   0.00     $   0.00      $   0.00     $  (0.25)     $   14.19        0.83%     $546,622         0.66%*        4.30%*          46%
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------
   (1.24)        0.00          0.00        (2.06)         14.32       17.65       512,953         0.65          6.92            81
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------
   (1.09)        0.00          0.00        (2.50)         14.09       47.75       416,600         0.65         13.74            30
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------
   (0.52)        0.00          0.00        (1.79)         11.46       19.44       235,829         0.65         11.78            47
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------
   (1.62)       (0.04)         0.00        (2.71)         11.16       34.07       151,869         0.70         15.23           102
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------
    0.00         0.00          0.00        (0.76)         10.48       18.64        46,498         0.50         11.89           177
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------

    0.00         0.00          0.00        (0.24)         14.08        0.49        51,992         0.91*         1.77*           46
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------
   (1.24)        0.00          0.00        (2.04)         14.25       17.21        11,302         0.90          7.83            81
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------
   (1.09)        0.00          0.00        (2.48)         14.06       47.19         2,143         0.90         13.49            30
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------
    0.00         0.00          0.00        (0.15)         11.46        0.34           682         0.95*         4.83*           47
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------


$   0.00     $   0.00      $   0.00     $  (0.23)     $    9.56       (3.31)%    $  4,325         0.52%*        4.60%*          48%
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------
    0.00         0.00          0.00        (0.44)         10.12        6.04         5,894         0.50          4.41            70
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------
    0.00         0.00          0.00        (0.11)          9.97        0.78         3,023         0.50*         4.46*           60
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------

    0.00         0.00          0.00        (0.22)          9.56       (3.43)        2,477         0.77*         2.22*           48
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------
    0.00         0.00          0.00        (0.21)         10.12        0.83         1,419         0.75          2.11            70
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------



$   0.00     $   0.00      $   0.00     $  (0.03)     $   10.04        0.71%     $  3,123         0.49%*        3.83%*         181%
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------
    0.00         0.00          0.00        (0.02)         10.04        0.63            10         0.49*         2.95*          181
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------


$   0.00     $   0.00      $   0.00     $  (0.03)     $   10.01        0.39%     $  3,010         0.49%*        3.69%*         193%
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------


$   0.00     $   0.00      $   0.00     $  (0.03)     $   10.00        0.30%     $ 10,536         0.39%*        3.80%*         104%
-----------  -----------   --------   -------------  ------------  -----------  -----------  ------------    -----------  ----------

                               1999 Semi-Annual Report See accompanying notes 39

Statements of Assets and Liabilities

September 30, 1999 (Unaudited)


                                                             Total              Total              Total              Moderate
Amounts in thousands, except per share amounts               Return Fund        Return Fund II     Return Fund III    Duration Fund
                                                             ------------       --------------     ---------------    -------------
Assets:

Investments, at value                                        $ 36,954,117       $    1,419,414     $       640,607    $     356,583
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Cash and foreign currency                                          26,082                    0                 226            1,746
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Receivable for investments and foreign currency sold            1,122,209                5,361               2,137            8,294
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Receivable for Fund shares sold                                    65,263                  168              26,303           11,600
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Variation margin receivable                                        29,125                1,093                 898              227
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Interest and dividends receivable                                 307,707               11,523               5,319            3,243
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Other assets                                                        9,166                    0                   0               13
----------------------------------------------------------   ------------       --------------     ---------------    -------------
                                                               38,513,669            1,437,559             675,490          381,706
==========================================================   ============       ==============     ===============    =============

Liabilities:

Payable for investments and foreign currency purchased       $  5,921,552       $      233,748     $        46,824    $      34,464
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Payable for financing transactions                              2,658,386                    0               5,185            1,519
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Notes payable                                                     413,429                    0                   0                0
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Written options outstanding                                        27,977                1,353                 621              509
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Payable for Fund shares redeemed                                  117,878                  345               1,046                1
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Dividends payable                                                  33,415                1,026                 220                0
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Accrued investment advisory fee                                     5,936                  258                 121               65
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Accrued administration fee                                          4,827                  259                 121               52
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Accrued distribution fee                                            1,404                    9                   1                0
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Accrued servicing fee                                                 636                    0                   0                0
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Other liabilities                                                  16,626                    0                 273               63
----------------------------------------------------------   ------------       --------------     ---------------    -------------
                                                                9,202,066              236,998              54,412           36,673
==========================================================   ============       ==============     ===============    =============

Net Assets                                                   $ 29,311,603       $    1,200,561     $       621,078    $     345,033
==========================================================   ============       ==============     ===============    =============

Net Assets Consist of:

Paid in capital                                              $ 30,501,872       $    1,247,596     $       647,454    $     358,200
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Undistributed (overdistributed) net investment income             (76,156)                (179)               (514)            (517)
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Accumulated undistributed net realized gain (loss)               (715,294)             (32,486)            (16,703)          (9,097)
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Net unrealized appreciation (depreciation)                       (398,819)             (14,370)             (9,159)          (3,553)
----------------------------------------------------------   ------------       --------------     ---------------    -------------
                                                             $ 29,311,603       $    1,200,561     $       621,078    $     345,033
==========================================================   ============       ==============     ===============    =============

Net Assets:

Institutional Class                                          $ 23,305,606       $    1,150,127     $       617,808    $     345,033
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Administrative Class                                            2,873,555               50,434               3,270                0
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Other Classes                                                   3,132,442                    0                   0                0
----------------------------------------------------------   ------------       --------------     ---------------    -------------

Shares Issued and Outstanding:

Institutional Class                                             2,316,945              117,608              69,078           35,666
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Administrative Class                                              285,678                5,157                 366                0
----------------------------------------------------------   ------------       --------------     ---------------    -------------

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)

Institutional Class                                          $      10.06       $         9.78     $          8.94    $        9.67
----------------------------------------------------------   ------------       --------------     ---------------    -------------
Administrative Class                                                10.06                 9.78                8.94             0.00
----------------------------------------------------------   ------------       --------------     ---------------    -------------

Cost of Investments Owned                                    $ 37,318,886       $    1,433,653     $       649,485    $     360,105
==========================================================   ============       ==============     ===============    =============
Cost of Foreign Currency Held                                $      9,363       $            0     $           231    $         350
==========================================================   ============       ==============     ===============    =============


40 PIMCO Funds  See accompanying notes

Low            Low            Low                           Money          Long-Term                     Total          Low Duration
Duration       Duration       Duration       Short-Term     Market         U.S. Gov't     High Yield     Return         Mortgage
Fund           Fund II        Fund III       Fund           Fund           Fund           Fund           Mortgage Fund  Fund
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$ 4,775,841    $   483,097    $    25,652    $   676,892    $   562,029    $   513,885    $ 3,473,714    $     4,795    $     5,615
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
     19,198             50              0            563              1              0            222              0              1
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
     22,554             26          1,142         21,150              0         56,797         39,058          7,225              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
      9,576              4              0          9,872          4,843         51,495          4,675              0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
        644             45              3              0              0            602              0              0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
     54,614          4,190            241          3,903          1,114          4,667         73,808             27             32
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
        565              0              0              0              0             87             21              1              2
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
  4,882,992        487,412         27,038        712,380        567,987        627,533      3,591,498         12,048          5,650
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


$   144,619    $    18,416    $     1,128    $     6,755    $         0    $    94,691    $     7,365    $     8,016    $       438
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
     80,210              0            404         30,902              0        111,788          5,615              0            303
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
          0              0              0         27,142              0              0              0              0            727
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
      9,228          1,256              0              0              0              0              0              0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
     14,430             48              0         37,227         78,966            319         13,675              0              1
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
      3,478             90              0            577            185            373          5,044              0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
        938             97              5            129             62             68            760              1              1
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
        753             97              5            117            111             80            874              1              1
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
        112              0              0              8             14             48            496              0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
         89              0              0             23             22             19            189              0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
        169              0              0             17              0              1            153              0              1
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
    254,026         20,004          1,542        102,897         79,360        207,387         34,171          8,018          1,472
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

$ 4,628,966    $   467,408    $    25,496    $   609,483    $   488,627    $   420,146    $ 3,557,327    $     4,030    $     4,178
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

$ 4,710,408    $   477,525    $    26,118    $   613,070    $   488,607    $   450,199    $ 3,804,235    $     4,053    $     4,220
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
     (3,954)          (169)           (14)           369             20             75         (2,253)             2              5
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
    (39,093)        (5,074)          (352)          (768)             0        (22,142)       (77,712)            11            (19)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
    (38,395)        (4,874)          (256)        (3,188)             0         (7,986)      (166,943)           (36)           (28)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 4,628,966    $   467,408    $    25,496    $   609,483    $   488,627    $   420,146    $ 3,557,327    $     4,030    $     4,178
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

$ 4,067,967    $   467,105    $    25,486    $   487,849    $   271,338    $   281,120    $ 2,320,018    $     3,901    $     4,178
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
    120,300            303             10          5,712          8,431         44,170        320,987              0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
    440,699              0              0        115,922        208,858         94,856        916,322            129              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    410,811         47,874          2,598         48,957        271,339         29,023        216,321            391            421
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
     12,149             32              2            574          8,431          4,560         29,929              0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


$      9.90    $      9.76    $      9.81    $      9.96    $      1.00    $      9.69    $     10.73    $      9.98    $      9.92
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
       9.90           9.76           9.81           9.96           1.00           9.69          10.73           0.00           0.00
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$ 4,812,209    $   487,568    $    25,923    $   680,187    $   562,029    $   522,033    $ 3,640,769    $     4,832    $     5,643
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========
$     5,896    $         0    $         0    $       566    $         0    $         0    $         0    $         0    $         0
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                              1999 Semi-Annual Report See accompanying notes  41

September 30, 1999 (Unaudited)

                                                                        Real Return            Foreign               Global
Amounts in thousands, except per share amounts                          Bond Fund              Bond Fund             Bond Fund
                                                                        ---------------        ---------------       --------------
Assets:

Investments, at value                                                    $   179,062           $   999,720           $   409,137
---------------------------------------------------------------------    ---------------       ---------------       --------------
Cash and foreign currency                                                        103                11,021                 4,210
---------------------------------------------------------------------    ---------------       ---------------       --------------
Receivable for investments and foreign currency sold                           6,070               208,441                90,535
---------------------------------------------------------------------    ---------------       ---------------       --------------
Receivable for Fund shares sold                                                  567                   413                     2
---------------------------------------------------------------------    ---------------       ---------------       --------------
Variation margin receivable                                                        0                     5                    49
---------------------------------------------------------------------    ---------------       ---------------       --------------
Interest and dividends receivable                                              1,474                16,030                 5,646
---------------------------------------------------------------------    ---------------       ---------------       --------------
Other assets                                                                     321                   658                     0
---------------------------------------------------------------------    ---------------       ---------------       --------------
                                                                             187,597             1,236,288               509,579
=====================================================================    ===============       ===============       ==============

Liabilities:

Payable for investments and foreign currency purchased                   $     3,432           $    71,426           $    50,319
---------------------------------------------------------------------    ---------------       ---------------       --------------
Payable for financing transactions                                            65,848               566,981               166,489
---------------------------------------------------------------------    ---------------       ---------------       --------------
Notes payable                                                                      0                14,490                     0
---------------------------------------------------------------------    ---------------       ---------------       --------------
Written options outstanding                                                        0                 1,416                   677
---------------------------------------------------------------------    ---------------       ---------------       --------------
Payable for Fund shares redeemed                                                 250                 1,051                   454
---------------------------------------------------------------------    ---------------       ---------------       --------------
Dividends payable                                                                196                   595                   493
---------------------------------------------------------------------    ---------------       ---------------       --------------
Accrued investment advisory fee                                                   20                   119                    58
---------------------------------------------------------------------    ---------------       ---------------       --------------
Accrued administration fee                                                        24                   137                    70
---------------------------------------------------------------------    ---------------       ---------------       --------------
Accrued distribution fee                                                           8                    35                     0
---------------------------------------------------------------------    ---------------       ---------------       --------------
Accrued servicing fee                                                              6                    23                     0
---------------------------------------------------------------------    ---------------       ---------------       --------------
Variation margin payable                                                           1                     0                     0
---------------------------------------------------------------------    ---------------       ---------------       --------------
Other liabilities                                                                  0                   495                   686
---------------------------------------------------------------------    ---------------       ---------------       --------------
                                                                              69,785               656,768               219,246
=====================================================================    ===============       ===============       ==============

Net Assets                                                               $   117,812           $   579,520           $   290,333
=====================================================================    ===============       ===============       ==============

Net Assets Consist of:

Paid in capital                                                          $   118,302           $   597,565           $   309,363
---------------------------------------------------------------------    ---------------       ---------------       --------------
Undistributed (overdistributed) net investment income                             52                 8,577                (3,122)
---------------------------------------------------------------------    ---------------       ---------------       --------------
Accumulated undistributed net realized gain (loss)                               214                (6,149)              (10,783)
---------------------------------------------------------------------    ---------------       ---------------       --------------
Net unrealized appreciation (depreciation)                                      (756)              (20,473)               (5,125)
---------------------------------------------------------------------    ---------------       ---------------       --------------
                                                                         $   117,812           $   579,520           $   290,333
=====================================================================    ===============       ===============       ==============

Net Assets:

Institutional Class                                                      $    86,100           $   461,433           $   283,268
---------------------------------------------------------------------    ---------------       ---------------       --------------
Administrative Class                                                               0                 4,906                 7,065
---------------------------------------------------------------------    ---------------       ---------------       --------------
Other Classes                                                                 31,712               113,181                     0
---------------------------------------------------------------------    ---------------       ---------------       --------------

Shares Issued and Outstanding:

Institutional class                                                            8,765                45,498                30,086
---------------------------------------------------------------------    ---------------       ---------------       --------------
Administrative class                                                               0                   483                   751
---------------------------------------------------------------------    ---------------       ---------------       --------------

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)

Institutional class                                                      $      9.82           $     10.14           $      9.41
---------------------------------------------------------------------    ---------------       ---------------       --------------
Administrative class                                                            0.00                 10.14                  9.41
---------------------------------------------------------------------    ---------------       ---------------       --------------

Cost of Investments Owned                                                $   179,830           $ 1,006,965           $   413,619
=====================================================================    ===============       ===============       ==============
Cost of Foreign Currency Held                                            $        99           $     9,276           $     4,024
=====================================================================    ===============       ===============       ==============

42 PIMCO Funds See accompanying notes


                                                                                          California    New York       Short
               Emerging       Strategic                                                   Intermediate  Intermediate   Duration
Global Bond    Markets        Balanced       Convertible    StocksPLUS     Municipal      Municipal     Municipal      Municipal
Fund II        Bond Fund      Fund           Bond Fund      Fund           Bond Fund      Bond Fund     Bond Fund      Income Fund
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
$    61,541    $    17,827    $   187,107    $    38,527    $ 1,395,524    $    55,762    $     3,393   $     3,379    $    10,893
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
        987             43            434              1          2,780              2              1             1              1
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
     13,185              2          4,671          2,949            598          2,163            318           266            505
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
         25              1            513             55          4,300            265              0             0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
         11              0          1,370              0         15,933              0              0             0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
        769            579          1,240            164          4,560            818             43            31            115
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
          3              1              4              0              0              0              0             0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
     76,521         18,453        195,339         41,696      1,423,695         59,010          3,755         3,677         11,514
===========    ===========    ===========    ===========    ===========    ===========    ===========   ===========    ===========


$     8,468    $       352    $    21,647    $     2,912    $    32,501    $     3,067    $       620   $       665    $       974
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
     24,862            582          6,166              0              0              0              0             0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
          0              0              0              0              0              0              0             0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
        101              0            132              0          1,576              0              0             0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
          3             44         11,926              0          1,928            314              0             0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
         24              4              0              0              1             67              0             0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
          9              6             58             12            463             11              1             1              2
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
         12              6             41              8            267             16              1             1              2
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
          7              3             15              1            338             18              0             0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
          3              0              7              1            163             10              0             0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
          0              0              0              0              0              0              0             0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
        128              1              0              0             39              5              0             0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
     33,617            998         39,992          2,934         37,276          3,508            622           667            978
===========    ===========    ===========    ===========    ===========    ===========    ===========   ===========    ===========

$    42,904    $    17,455    $   155,347    $    38,762    $ 1,386,419    $    55,502    $     3,133   $     3,010    $    10,536
===========    ===========    ===========    ===========    ===========    ===========    ===========   ===========    ===========

$    45,227    $    18,485    $   154,711    $    37,474    $ 1,296,447    $    56,011    $     3,121   $     3,009    $    10,532
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
        (40)             0          2,441            (88)        59,607              0              0             0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
     (1,312)          (609)         3,194            636         89,313           (430)             9             8              1
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
       (971)          (421)        (4,999)           740        (58,948)           (79)             3            (7)             3
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
$    42,904    $    17,455    $   155,347    $    38,762    $ 1,386,419    $    55,502    $     3,133   $     3,010    $    10,536
===========    ===========    ===========    ===========    ===========    ===========    ===========   ===========    ===========

$    29,033    $     4,478    $   125,686    $    36,145    $   546,622    $     4,325    $     3,123   $     3,010    $    10,536
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
          0         11,563            248              0         51,992          2,477             10             0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
     13,871          1,414         29,413          2,617        787,805         48,700              0             0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------

      3,071            584          9,977          3,177         38,531            452            311           301          1,053
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
          0          1,506             20              0          3,693            258              1             0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------

$      9.45    $      7.68    $     12.60    $     11.37   $      14.19    $      9.56    $     10.04   $     10.01    $     10.00
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------
       0.00           7.68          12.59           0.00          14.08           9.56          10.04          0.00           0.00
-----------    -----------    -----------    -----------    -----------    -----------    -----------   -----------    -----------

$    62,041    $    18,251    $   187,775    $    37,742   $  1,396,848    $    55,841    $     3,390   $     3,386    $    10,890
===========    ===========    ===========    ===========    ===========    ===========    ===========   ===========    ===========
$       596    $         5    $        22    $         0   $      2,327    $         0    $         0   $         0    $         0
===========    ===========    ===========    ===========    ===========    ===========    ===========   ===========    ===========

                              1999 Semi-Annual Report See accompanying notes  43

Statements of Operations

For the period ended September 30, 1999 (Unaudited)

                                                                Total            Total            Total            Moderate
Amounts in thousands                                            Return Fund      Return Fund II   Return Fund III  Duration Fund
                                                                ---------------  ---------------  ---------------  ---------------
Investment Income:

Interest                                                        $ 896,643        $  36,249        $  17,332        $  10,689
-------------------------------------------------------------   ---------------  ---------------  ---------------  ---------------
Dividends                                                           2,002                0              161                0
-------------------------------------------------------------   ---------------  ---------------  ---------------  ---------------
     Total Income                                                 898,645           36,249           17,493           10,689
=============================================================   ===============  ===============  ===============  ===============

Expenses:
Investment advisory fees                                           34,509            1,462              665              411
-------------------------------------------------------------   ---------------  ---------------  ---------------  ---------------
Administration fees                                                27,963            1,462              665              328
-------------------------------------------------------------   ---------------  ---------------  ---------------  ---------------
Distribution and/or servicing fees - Administrative Class           2,984               65                3                0
-------------------------------------------------------------   ---------------  ---------------  ---------------  ---------------
Distribution and/or servicing fees - Other Classes                  8,686                0                0                0
-------------------------------------------------------------   ---------------  ---------------  ---------------  ---------------
Trustees' fees                                                         75                3                1                1
-------------------------------------------------------------   ---------------  ---------------  ---------------  ---------------
Interest Expense                                                    4,249               45               49                6
-------------------------------------------------------------   ---------------  ---------------  ---------------  ---------------
     Total Expenses                                                78,466            3,037            1,383              746
-------------------------------------------------------------   ---------------  ---------------  ---------------  ---------------

Net Investment Income                                             820,179           33,212           16,110            9,943
=============================================================   ===============  ===============  ===============  ===============

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                          (370,699)         (16,863)          (5,511)          (3,084)
-------------------------------------------------------------   ---------------  ---------------  ---------------  ---------------
Net realized gain (loss) on
     futures contracts and written options                       (137,403)          (5,726)          (3,110)          (2,659)
-------------------------------------------------------------   ---------------  ---------------  ---------------  ---------------
Net realized gain (loss) on
     foreign currency transactions                                (10,913)               0              (26)            (193)
-------------------------------------------------------------   ---------------  ---------------  ---------------  ---------------
Net change in unrealized appreciation
     (depreciation) on investments                               (264,964)         (14,903)          (9,846)          (3,397)
-------------------------------------------------------------   ---------------  ---------------  ---------------  ---------------
Net change in unrealized appreciation
     (depreciation) on futures contracts and written options       (7,121)             154              348              252
-------------------------------------------------------------   ---------------  ---------------  ---------------  ---------------
Net change in unrealized appreciation
     (depreciation) on translation of assets and liabilities
     denominated in foreign currencies                            (12,538)               0              (10)              17
-------------------------------------------------------------   ---------------  ---------------  ---------------  ---------------

     Net Gain (Loss)                                             (803,638)         (37,338)         (18,155)          (9,064)
-------------------------------------------------------------   ---------------  ---------------  ---------------  ---------------

Net Increase (Decrease) in Assets
     Resulting from Operations                                  $  16,541        $  (4,126)       $  (2,045)       $     879
=============================================================   ===============  ===============  ===============  ===============

44 PIMCO Funds See accompanying notes



                                                                          Long-Term                     Total          Low
Low            Low            Low                           Money         U.S.                          Return         Duration
Duration       Duration       Duration       Short-Term     Market        Gov't          High Yield     Mortgage       Mortgage
Fund           Fund II        Fund III       Fund           Fund          Fund           Fund           Fund           Fund
---------      ---------      ---------      ---------      ---------     ---------      ---------      ---------      ---------

$ 131,758      $  15,002      $     902      $  18,394      $  12,705     $  10,615      $ 156,549      $     126      $     165
---------      ---------      ---------      ---------      ---------     ---------      ---------      ---------      ---------
    3,620              0              0              0              0             0          4,185              0              0
---------      ---------      ---------      ---------      ---------     ---------      ---------      ---------      ---------
  135,378         15,002            902         18,394         12,705        10,615        160,734            126            165
=========      =========      =========      =========      =========     =========      =========      =========      =========

    5,058            582             34            751            370           384          4,458              5              5
---------      ---------      ---------      ---------      ---------     ---------      ---------      ---------      ---------
    4,087            582             34            679            641           457          5,123              5              5
---------      ---------      ---------      ---------      ---------     ---------      ---------      ---------      ---------
      156              1              0              7             11            43            350              0              0
---------      ---------      ---------      ---------      ---------     ---------      ---------      ---------      ---------
    1,067              0              0            172            165           369          3,705              0              0
---------      ---------      ---------      ---------      ---------     ---------      ---------      ---------      ---------
       11              1              0              2              1             1              9              0              0
---------      ---------      ---------      ---------      ---------     ---------      ---------      ---------      ---------
       43            294             11             20             21            84             50              0             25
---------      ---------      ---------      ---------      ---------     ---------      ---------      ---------      ---------
   10,422          1,460             79          1,631          1,209         1,338         13,695             10             35
---------      ---------      ---------      ---------      ---------     ---------      ---------      ---------      ---------

  124,956         13,542            823         16,763         11,496         9,277        147,039            116            130
=========      =========      =========      =========      =========     =========      =========      =========      =========

  (19,309)        (2,350)          (156)          (458)             0       (13,540)       (15,595)            11            (11)
---------      ---------      ---------      ---------      ---------     ---------      ---------      ---------      ---------
   (1,720)            12              0              0              0        (1,346)             0              0              0
---------      ---------      ---------      ---------      ---------     ---------      ---------      ---------      ---------
   (5,499)             0              0           (185)             0             0              0              0              0
---------      ---------      ---------      ---------      ---------     ---------      ---------      ---------      ---------
  (51,400)        (6,327)          (338)        (3,178)             0        (3,597)      (153,619)           (93)           (28)
---------      ---------      ---------      ---------      ---------     ---------      ---------      ---------      ---------
   (1,926)          (528)            15              0              0            43              0              0              0
---------      ---------      ---------      ---------      ---------     ---------      ---------      ---------      ---------

      409              0              0             41              0             0              0              0              0
---------      ---------      ---------      ---------      ---------     ---------      ---------      ---------      ---------
  (79,445)        (9,193)          (479)        (3,780)             0       (18,440)      (169,214)           (82)           (39)
---------      ---------      ---------      ---------      ---------     ---------      ---------      ---------      ---------

$  45,511      $   4,349      $     344      $  12,983      $  11,496     $  (9,163)     $ (22,175)     $      34      $      91
=========      =========      =========      =========      =========     =========      =========      =========      =========

                               1999 Semi-Annual Report See accompanying notes 45

For the period ended September 30, 1999 (Unaudited)


                                                                                Real Return         Foreign             Global
Amounts in thousands                                                            Bond Fund           Bond Fund           Bond Fund
                                                                                ------------        ------------        ------------
Investment Income:

Interest                                                                        $  2,061            $ 20,507            $  9,102
---------------------------------------------------------------------------     ------------        ------------        ------------
Dividends                                                                              0                   0                   0
---------------------------------------------------------------------------     ------------        ------------        ------------
   Total Income                                                                    2,061              20,507               9,102
===========================================================================     ============        ============        ============

Expenses:

Investment advisory fees                                                              66                 754                 344
---------------------------------------------------------------------------     ------------        ------------        ------------
Administration fees                                                                   79                 853                 412
---------------------------------------------------------------------------     ------------        ------------        ------------
Distribution and/or servicing fees - Administrative Class                              0                   5                   3
---------------------------------------------------------------------------     ------------        ------------        ------------
Distribution and/or servicing fees - Other Classes                                    55                 323                   0
---------------------------------------------------------------------------     ------------        ------------        ------------
Trustees' fees                                                                         0                   2                   1
---------------------------------------------------------------------------     ------------        ------------        ------------
Organization costs                                                                     1                   0                   0
---------------------------------------------------------------------------     ------------        ------------        ------------
Interest Expense                                                                      12                 282                  98
---------------------------------------------------------------------------     ------------        ------------        ------------
   Total Expenses                                                                    213               2,219                 858
---------------------------------------------------------------------------     ------------        ------------        ------------

Net Investment Income (Loss)                                                       1,848              18,288               8,244
===========================================================================     ============        ============        ============

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                                              220              (7,430)             (6,848)
---------------------------------------------------------------------------     ------------        ------------        ------------
Net realized gain (loss) on
   futures contracts and written options                                              34               1,499                 230
---------------------------------------------------------------------------     ------------        ------------        ------------
Net realized gain (loss) on
   foreign currency transactions                                                     (39)                (51)             (2,824)
---------------------------------------------------------------------------     ------------        ------------        ------------
Net change in unrealized appreciation
   (depreciation) on investments                                                    (654)                (17)             (1,046)
---------------------------------------------------------------------------     ------------        ------------        ------------
Net change in unrealized appreciation
   (depreciation) on futures contracts and written options                            (0)               (211)               (223)
---------------------------------------------------------------------------     ------------        ------------        ------------
Net change in unrealized appreciation
   (depreciation) on translation of assets and liabilities
   denominated in foreign currencies                                                  15             (22,781)              1,253
---------------------------------------------------------------------------     ------------        ------------        ------------
   Net Gain (Loss)                                                                  (424)            (28,991)             (9,458)
---------------------------------------------------------------------------     ------------        ------------        ------------

Net Increase (Decrease) in Assets
   Resulting from Operations                                                    $  1,424            $(10,703)           $ (1,214)
===========================================================================     ============        ============        ============

46 PIMCO Funds See accompanying notes


                   Emerging
Global             Markets            Strategic          Convertible        StocksPLUS
Bond Fund II       Bond Fund          Balanced Fund      Bond Fund          Fund
--------------     --------------     --------------     --------------     --------------


$     1,338        $      718         $      3,017       $     (104)        $     33,195
--------------     --------------     --------------     --------------     --------------
          0                 0                    0               95                    0
--------------     --------------     --------------     --------------     --------------
      1,338               718                3,017               (9)              33,195
==============     ==============     ==============     ==============     ==============



         53                25                  215               41                2,697
--------------     --------------     --------------     --------------     --------------
         74                23                  136               26                2,260
--------------     --------------     --------------     --------------     --------------
          0                 5                    0                0                   33
--------------     --------------     --------------     --------------     --------------
         58                 5                    9                5                2,877
--------------     --------------     --------------     --------------     --------------
          0                 0                    0                0                    3
--------------     --------------     --------------     --------------     --------------
          0                 0                    0                0                    0
--------------     --------------     --------------     --------------     --------------
          8                 3                    2                7                  110
--------------     --------------     --------------     --------------     --------------
        193                61                  362               79                7,980
--------------     --------------     --------------     --------------     --------------

      1,145               657                2,655              (88)              25,215
==============     ==============     ==============     ==============     ==============



     (1,198)              (34)                (606)             711               (2,791)
--------------     --------------     --------------     --------------     --------------

         49                 0                1,825                0               38,008
--------------     --------------     --------------     --------------     --------------

        (26)              (15)                 (80)             (75)              (2,684)
--------------     --------------     --------------     --------------     --------------

         (5)              140                 (599)             785                   11
--------------     --------------     --------------     --------------     --------------

        (27)                0               (4,667)               0              (57,129)
--------------     --------------     --------------     --------------     --------------



       (722)                2                 (128)             (45)              (2,276)
--------------     --------------     --------------     --------------     --------------
     (1,929)               93               (4,255)           1,376              (26,861)
--------------     --------------     --------------     --------------     --------------



$      (784)       $      750         $     (1,600)      $    1,288         $     (1,646)
==============     ==============     ==============     ==============     ==============


                   California         New York
                   Intermediate       Intermediate       Short Duration
Municipal          Municipal          Municipal          Municipal
Bond Fund          Bond Fund          Bond Fund          Income Fund
--------------     --------------     --------------     --------------


$     1,498        $       11         $         11       $       35
--------------     --------------     --------------     --------------
          0                 0                    0                0
--------------     --------------     --------------     --------------
      1,498                11                   11               35
==============     ==============     ==============     ==============



         72                 1                    1                2
--------------     --------------     --------------     --------------
         98                 1                    1                1
--------------     --------------     --------------     --------------
          3                 0                    0                0
--------------     --------------     --------------     --------------
        174                 0                    0                0
--------------     --------------     --------------     --------------
          0                 0                    0                0
--------------     --------------     --------------     --------------
          0                 0                    0                0
--------------     --------------     --------------     --------------
          5                 0                    0                0
--------------     --------------     --------------     --------------
        352                 2                    2                3
--------------     --------------     --------------     --------------

      1,146                 9                    9               32
==============     ==============     ==============     ==============



       (424)                9                    8                1
--------------     --------------     --------------     --------------

          0                 0                    0                0
--------------     --------------     --------------     --------------

          0                 0                    0                0
--------------     --------------     --------------     --------------

     (2,904)                3                   (7)               3
--------------     --------------     --------------     --------------

          0                 0                    0                0
--------------     --------------     --------------     --------------



          0                 0                    0                0
--------------     --------------     --------------     --------------
     (3,328)               12                    1                4
--------------     --------------     --------------     --------------



$    (2,182)       $       21         $         10       $       36
==============     ==============     ==============     ==============

                      1999 Semi-Annual Report See accompanying notes 47

Statements of Changes in Net Assets


September 30, 1999 (Unaudited)

Amounts in thousands           Total Return Fund                Total Return Fund II            Total Return Fund III
                               -------------------------------  -----------------------------   -----------------------------

                                  Six Months                       Six Months                      Six Months
                                       Ended      Year Ended            Ended     Year Ended            Ended      Year Ended
                               September 30,       March 31,    September 30,      March 31,    September 30,       March 31,
                                        1999            1999             1999           1999             1999            1999
Increase (Decrease)              (Unaudited)                      (Unaudited)                     (Unaudited)
 in Net Assets from:
Operations:

Net investment income          $   820,179        $ 1,285,330   $     33,212    $     47,526     $  16,110        $   24,451
------------------------------ -------------------------------  -----------------------------   -----------------------------
Net realized gain (loss)          (519,015)           472,416        (22,589)         13,185        (8,647)            9,463
------------------------------ -------------------------------  -----------------------------   -----------------------------
Net change in unrealized
 appreciation (depreciation)      (284,623)          (239,440)       (14,749)         (5,801)       (9,508)           (2,710)
------------------------------ -------------------------------  -----------------------------   -----------------------------
Net increase (decrease)
 resulting from operations          16,541          1,518,306         (4,126)         54,910        (2,045)           31,204
============================== ===============================  =============================   =============================

Distributions to Shareholders:

From net investment income
     Institutional Class          (675,653)        (1,140,361)       (31,777)        (44,589)      (16,056)          (24,338)
------------------------------ -------------------------------  -----------------------------   -----------------------------
     Administrative Class          (69,135)           (62,402)        (1,429)         (2,906)          (80)              (80)
------------------------------ -------------------------------  -----------------------------   -----------------------------
     Other Classes                 (74,479)           (83,130)             0               0             0                 0
------------------------------ -------------------------------  -----------------------------   -----------------------------
In excess of net
 investment income
     Institutional Class                 0                  0              0               0             0                 0
------------------------------ -------------------------------  -----------------------------   -----------------------------
     Administrative Class                0                  0              0               0             0                 0
------------------------------ -------------------------------  -----------------------------   -----------------------------
     Other Classes                       0                  0              0               0             0                 0
------------------------------ -------------------------------  -----------------------------   -----------------------------
From net realized
 capital gains
     Institutional Class                 0           (438,875)             0         (14,103)            0           (10,085)
------------------------------ -------------------------------  -----------------------------   -----------------------------
     Administrative Class                0            (31,973)             0          (1,325)            0               (44)
------------------------------ -------------------------------  -----------------------------   -----------------------------
     Other Classes                       0            (41,716)             0               0             0                 0
------------------------------ -------------------------------  -----------------------------   -----------------------------
In excess of net realized
 capital gains
     Institutional Class                 0           (329,261)             0         (11,297)            0           (10,226)
------------------------------ -------------------------------  -----------------------------   -----------------------------
     Administrative Class                0            (23,987)             0          (1,061)            0               (44)
------------------------------ -------------------------------  -----------------------------   -----------------------------
     Other Classes                       0            (31,297)             0               0             0                 0
------------------------------ -------------------------------  -----------------------------   -----------------------------
Total Distributions               (819,267)        (2,183,002)       (33,206)        (75,281)      (16,136)          (44,817)
============================== ===============================  =============================   =============================
Fund Share Transactions:

Receipts for shares sold
     Institutional Class         4,142,903          9,217,995        395,385         496,483       150,720           175,032
------------------------------ -------------------------------  -----------------------------   -----------------------------
     Administrative Class        1,276,532          1,767,082          9,031          79,589         1,417             1,618
------------------------------ -------------------------------  -----------------------------   -----------------------------
     Other Classes               1,171,099          1,709,684              0               0             0                 0
------------------------------ -------------------------------  -----------------------------   -----------------------------
Issued as reinvestment of
 distributions
     Institutional Class           548,307          1,621,248         27,301          64,838        14,759            40,765
------------------------------ -------------------------------  -----------------------------   -----------------------------
     Administrative Class           45,455             79,793          1,386           5,036            73               151
------------------------------ -------------------------------  -----------------------------   -----------------------------
     Other Classes                  61,516            127,090              0               0             0                 0
------------------------------ -------------------------------  -----------------------------   -----------------------------
Cost of shares redeemed
     Institutional Class        (2,441,895)        (5,071,068)      (223,659)       (131,415)      (17,814)          (79,250)
------------------------------ -------------------------------  -----------------------------   -----------------------------
     Administrative Class         (358,561)          (296,106)       (12,977)        (42,493)           (6)              (20)
------------------------------ -------------------------------  -----------------------------   -----------------------------
     Other Classes                (455,531)          (458,229)             0               0             0                 0
------------------------------ -------------------------------  -----------------------------   -----------------------------
Net increase (decrease)
 resulting from Fund
 share transactions              3,989,825          8,697,489        196,467         472,038       149,149           138,296
------------------------------ -------------------------------  -----------------------------   -----------------------------

Total Increase (Decrease)
 in Net Assets                   3,187,099          8,032,793        159,135         451,667       130,968           124,683
============================== ===============================  =============================   =============================

Net Assets:
Beginning of period             26,124,504         18,091,711      1,041,426         589,759       490,110           365,427
------------------------------ -------------------------------  -----------------------------   -----------------------------
End of period *                $29,311,603        $26,124,504   $  1,200,561    $  1,041,426     $ 621,078       $   490,110
------------------------------ -------------------------------  -----------------------------   -----------------------------

*Including net undistributed
 (overdistributed)
 investment income of:         $   (76,156)       $   (77,068)  $       (179)   $       (185)    $    (514)      $      (488)
------------------------------ -------------------------------  -----------------------------   -----------------------------

48 PIMCO Funds See accompanying notes

Moderate Duration Fund                        Low Duration Fund                           Low Duration Fund II
-------------------------------------------   -----------------------------------------   -----------------------------------------

    Six Months Ended            Year Ended      Six Months Ended            Year Ended      Six Months Ended            Year Ended
  September 30, 1999        March 31, 1999    September 30, 1999        March 31, 1999    September 30, 1999        March 31, 1999
         (Unaudited)                                 (Unaudited)                                 (Unaudited)
         $     9,943           $    16,161           $   124,956           $   217,276           $    13,542           $    24,509
-------------------------------------------   -----------------------------------------   -----------------------------------------
              (5,936)                2,537               (26,528)                4,149                (2,338)                 (622)
-------------------------------------------   -----------------------------------------   -----------------------------------------
              (3,128)               (1,392)              (52,917)              (10,418)               (6,855)                  140
-------------------------------------------   -----------------------------------------   -----------------------------------------
                 879                17,306                45,511               211,007                 4,349                24,027
===========================================   =========================================   =========================================



              (9,939)              (16,162)             (109,932)             (194,128)              (13,533)              (23,889)
-------------------------------------------   -----------------------------------------   -----------------------------------------
                   0                     0                (3,719)               (7,256)                   (6)                 (618)
-------------------------------------------   -----------------------------------------   -----------------------------------------
                   0                     0               (11,252)              (15,906)                    0                     0
-------------------------------------------   -----------------------------------------   -----------------------------------------

                   0                     0                     0                     0                     0                     0
-------------------------------------------   -----------------------------------------   -----------------------------------------
                   0                     0                     0                     0                     0                     0
-------------------------------------------   -----------------------------------------   -----------------------------------------
                   0                     0                     0                     0                     0                     0
-------------------------------------------   -----------------------------------------   -----------------------------------------

                   0                (2,339)                    0                (3,587)                    0                     0
-------------------------------------------   -----------------------------------------   -----------------------------------------
                   0                     0                     0                  (157)                    0                     0
-------------------------------------------   -----------------------------------------   -----------------------------------------
                   0                     0                     0                  (389)                    0                     0
-------------------------------------------   -----------------------------------------   -----------------------------------------

                   0                (4,241)                    0               (15,011)                    0                (1,940)
-------------------------------------------   -----------------------------------------   -----------------------------------------
                   0                     0                     0                  (657)                    0                   (98)
-------------------------------------------   -----------------------------------------   -----------------------------------------
                   0                     0                     0                (1,627)                    0                     0
-------------------------------------------   -----------------------------------------   -----------------------------------------

              (9,939)              (22,742)             (124,903)             (238,718)              (13,539)              (26,545)
===========================================   =========================================   =========================================



              98,411               192,700             1,705,589             2,244,772                79,581                87,842
-------------------------------------------   -----------------------------------------   -----------------------------------------
                   0                     0                60,278               160,036                   249                22,291
-------------------------------------------   -----------------------------------------   -----------------------------------------
                   0                     0               239,202               667,128                     0                     0
-------------------------------------------   -----------------------------------------   -----------------------------------------

               9,838                20,722                93,646               178,085                12,887                24,013
-------------------------------------------   -----------------------------------------   -----------------------------------------
                   0                     0                 3,614                 8,030                     6                   719
-------------------------------------------   -----------------------------------------   -----------------------------------------
                   0                     0                 9,210                14,872                     0                     0
-------------------------------------------   -----------------------------------------   -----------------------------------------

             (71,556)             (129,738)           (1,030,155)           (1,790,902)              (30,637)              (96,356)
-------------------------------------------   -----------------------------------------   -----------------------------------------
                   0                     0               (69,263)              (85,080)              (22,545)                 (194)
-------------------------------------------   -----------------------------------------   -----------------------------------------
                   0                     0              (175,010)             (499,621)                    0                     0
-------------------------------------------   -----------------------------------------   -----------------------------------------
              36,693                83,684               837,111               897,320                39,541                38,315
-------------------------------------------   -----------------------------------------   -----------------------------------------

              27,633                78,248               757,719               869,609                30,351                35,797
===========================================   =========================================   =========================================

             317,400               239,152             3,871,247             3,001,638               437,057               401,260
-------------------------------------------   -----------------------------------------   -----------------------------------------
         $   345,033           $   317,400           $ 4,628,966           $ 3,871,247           $   467,408           $   437,057
-------------------------------------------   -----------------------------------------   -----------------------------------------

         $      (517)          $      (521)          $    (3,954)          $    (4,007)          $      (169)          $      (172)
-------------------------------------------   -----------------------------------------   -----------------------------------------

Low Duration Fund III                          Short-Term Fund
--------------------------------------------   ----------------------------------------------

  Six Months Ended             Year Ended        Six Months Ended                Year Ended
September 30, 1999         March 31, 1999      September 30, 1999            March 31, 1999
       (Unaudited)                                    (Unaudited)
         $     823             $   1,473                $  16,763                $  25,972
--------------------------------------------   ----------------------------------------------
              (156)                  (46)                    (643)                     217
--------------------------------------------   ----------------------------------------------
              (323)                   14                   (3,137)                    (613)
--------------------------------------------   ----------------------------------------------
               344                 1,441                   12,983                   25,576
============================================   ==============================================


              (822)               (1,473)                 (13,848)                 (22,390)
--------------------------------------------   ----------------------------------------------
                (1)                    0                     (157)                    (360)
--------------------------------------------   ----------------------------------------------
                 0                     0                   (2,732)                  (3,228)
--------------------------------------------   ----------------------------------------------

                 0                     0                        0                        0
--------------------------------------------   ----------------------------------------------
                 0                     0                        0                        0
--------------------------------------------   ----------------------------------------------
                 0                     0                        0                        0
--------------------------------------------   ----------------------------------------------

                 0                     0                        0                     (110)
--------------------------------------------   ----------------------------------------------
                 0                     0                        0                       (3)
--------------------------------------------   ----------------------------------------------
                 0                     0                        0                      (21)
--------------------------------------------   ----------------------------------------------

                 0                  (174)                       0                     (425)
--------------------------------------------   ----------------------------------------------
                 0                     0                        0                      (10)
--------------------------------------------   ----------------------------------------------
                 0                     0                        0                      (80)
--------------------------------------------   ----------------------------------------------

              (823)               (1,647)                 (16,737)                 (26,627)
============================================   ==============================================



             6,078                 2,570                  690,713                  860,075
--------------------------------------------   ----------------------------------------------
                46                     7                    5,678                   27,827
--------------------------------------------   ----------------------------------------------
                 0                     0                   53,290                  157,205
--------------------------------------------   ----------------------------------------------

               813                 1,637                   11,027                   16,198
--------------------------------------------   ----------------------------------------------
                 1                     0                      117                      301
--------------------------------------------   ----------------------------------------------
                 0                     0                    2,406                    2,859
--------------------------------------------   ----------------------------------------------

            (7,476)               (1,349)                (706,589)                (552,459)
--------------------------------------------   ----------------------------------------------
               (42)                    0                   (3,812)                 (29,487)
--------------------------------------------   ----------------------------------------------
                 0                     0                  (41,581)                 (89,676)
--------------------------------------------   ----------------------------------------------
              (580)                2,865                   11,249                  392,843
--------------------------------------------   ----------------------------------------------

            (1,059)                2,659                    7,495                  391,792
============================================   ==============================================


            26,555                23,896                  601,988                  210,196
--------------------------------------------   ----------------------------------------------
         $  25,496             $  26,555                $ 609,483                $ 601,988
--------------------------------------------   ----------------------------------------------

         $     (14)            $     (14)               $     369                $     343
============================================   ==============================================

                                           1999 Semi-Annual Report See accompanying notes  49

September 30, 1999 (Unaudited)




Amounts in thousands                         Money Market Fund     Long-Term U.S. Gov't Fund       High Yield Fund
                                         ------------------------  -------------------------  ---------------------------

                                           Six Months                Six Months                Six Months
                                                Ended  Year Ended         Ended  Year Ended         Ended     Year Ended
                                         September 30,   March 31, September 30,   March 31, September 30,     March 31,
Increase (Decrease) in Net Assets from:          1999        1999          1999        1999          1999          1999
                                           (Unaudited)               (Unaudited)              (Unaudited)
Operations:

Net investment income                     $   11,496   $  11,632       $  9,277    $  9,135   $   147,039    $   206,013
----------------------------------------- -----------------------  -------------------------  ---------------------------
Net realized gain (loss)                           0           0        (14,886)       (505)      (15,595)        (5,689)
----------------------------------------- -----------------------  -------------------------  ---------------------------
Net change in unrealized
 appreciation (depreciation                        0           0         (3,554)     (5,884)     (153,619)       (88,818)
----------------------------------------- -----------------------  -------------------------  ---------------------------
Net increase (decrease)
 resulting from operations                    11,496      11,632         (9,163)      2,746       (22,175)       111,506
========================================= =======================  =========================  ===========================

Distributions to Shareholders:

From net investment income
     Institutional Class                      (6,802)     (3,682)        (5,610)     (6,013)     (102,195)      (148,151)
----------------------------------------- -----------------------  -------------------------  ---------------------------
     Administrative Class                       (187)       (182)        (1,069)       (335)      (11,564)       (10,883)
----------------------------------------- -----------------------  -------------------------  ---------------------------
     Other Classes                            (4,501)     (7,771)        (2,623)     (2,789)      (33,249)       (44,450)
----------------------------------------- -----------------------  -------------------------  ---------------------------
In excess of net investment income
     Institutional Class                           0           0              0           0             0         (1,916)
----------------------------------------- -----------------------  -------------------------  ---------------------------
     Administrative Class                          0           0              0           0             0           (141)
----------------------------------------- -----------------------  -------------------------  ---------------------------
     Other Classes                                 0           0              0           0             0           (573)
----------------------------------------- -----------------------  -------------------------  ---------------------------
From net realized capital gains
     Institutional Class                           0           0              0           0             0              0
----------------------------------------- -----------------------  -------------------------  ---------------------------
     Administrative Class                          0           0              0           0             0              0
----------------------------------------- -----------------------  -------------------------  ---------------------------
     Other Classes                                 0           0              0           0             0              0
----------------------------------------- -----------------------  -------------------------  ---------------------------
In excess of net realized capital gains
     Institutional Class                           0           0              0      (4,038)            0              0
----------------------------------------- -----------------------  -------------------------  ---------------------------
     Administrative Class                          0           0              0        (257)            0              0
----------------------------------------- -----------------------  -------------------------  ---------------------------
     Other Classes                                 0           0              0      (3,303)            0              0
----------------------------------------- -----------------------  -------------------------  ---------------------------

Total Distributions                          (11,490)    (11,635)        (9,302)    (16,735)     (147,008)      (206,114)
========================================= =======================  =========================  ===========================

Fund Share Transactions:

Receipts for shares sold
     Institutional Class                     184,052     808,199        141,808     187,435       677,840      1,188,947
----------------------------------------- -----------------------  -------------------------  ---------------------------
     Administrative Class                     24,957      40,192         41,075       9,432       131,529        211,212
----------------------------------------- -----------------------  -------------------------  ---------------------------
     Other Classes                         2,864,699   5,353,575         31,730     114,014       316,356        589,193
----------------------------------------- -----------------------  -------------------------  ---------------------------
Issued as reinvestment of distributions
     Institutional Class                       6,616       2,847          4,642       8,444        91,792        136,088
----------------------------------------- -----------------------  -------------------------  ---------------------------
     Administrative Class                        184         177          1,069         587        11,033         10,049
----------------------------------------- -----------------------  -------------------------  ---------------------------
     Other Classes                             2,983       5,275          2,016       4,587        19,719         26,142
----------------------------------------- -----------------------  -------------------------  ---------------------------
Cost of shares redeemed
     Institutional Class                    (241,623)   (544,088)       (25,625)    (65,866)     (498,545)      (721,757)
----------------------------------------- -----------------------  -------------------------  ---------------------------
     Administrative Class                    (25,983)    (31,845)        (7,366)     (3,111)      (47,100)       (48,081)
----------------------------------------- -----------------------  -------------------------  ---------------------------
     Other Classes                        (2,865,154) (5,252,531)       (32,376)    (34,334)     (199,364)      (284,595)
----------------------------------------- -----------------------  -------------------------  ---------------------------
Net increase (decrease)
  resulting from Fund share transactions     (49,269)    381,801        156,973     221,188       503,260      1,107,198
----------------------------------------- -----------------------  -------------------------  ---------------------------

Total Increase (Decrease) in Net Assets      (49,263)    381,798        138,508     207,199       334,077      1,012,590
========================================= =======================  =========================  ===========================

Net Assets:

Beginning of period                          537,890     156,092        281,638      74,439     3,223,250      2,210,660
----------------------------------------- -----------------------  -------------------------  ---------------------------
End of period *                             $488,627   $ 537,890       $420,146    $281,638   $ 3,557,327    $ 3,223,250
----------------------------------------- -----------------------  -------------------------  ---------------------------

*Including net undistributed
  (overdistributed) investment income of:    $    20   $      14       $     75    $    100   $    (2,253)   $    (2,284)
----------------------------------------- -----------------------  -------------------------  ---------------------------


50  PIMCO Funds See accompanying notes

Total Return Mortgage Fund                  Low Duration Mortgage Fund                    Real Return Bond Fund
------------------------------------------  ------------------------------------------    ------------------------------------------
Six Months Ended              Year Ended    Six Months Ended              Year Ended      Six Months Ended              Year Ended
September 30, 1999        March 31, 1999    September 30, 1999        March 31, 1999      September 30, 1999        March 31, 1999
       (Unaudited)                                 (Unaudited)                                 (Unaudited)

$              116        $          221    $              130        $          246      $          1,848          $        695
------------------------------------------  ------------------------------------------    ------------------------------------------
                11                    17                   (11)                   (2)                  215                   131
------------------------------------------  ------------------------------------------    ------------------------------------------
               (93)                   (4)                  (28)                  (28)                 (639)                  (46)
------------------------------------------  ------------------------------------------    ------------------------------------------
                34                   234                    91                   216                 1,424                   780
==========================================  ===========================================   ==========================================

              (113)                 (215)                 (130)                 (247)               (1,236)                 (358)
------------------------------------------  ------------------------------------------    ------------------------------------------
                 0                     0                     0                     0                     0                     0
------------------------------------------  ------------------------------------------    ------------------------------------------
                (3)                   (6)                    0                     0                  (547)                 (310)
------------------------------------------  ------------------------------------------    ------------------------------------------

                 0                     0                     0                     0                     0                   (50)
------------------------------------------  ------------------------------------------    ------------------------------------------
                 0                     0                     0                     0                     0                     0
------------------------------------------  ------------------------------------------    ------------------------------------------
                 0                     0                     0                     0                     0                   (43)
------------------------------------------  ------------------------------------------    ------------------------------------------

                 0                   (12)                    0                     0                     0                    (3)
------------------------------------------  ------------------------------------------    ------------------------------------------
                 0                     0                     0                     0                     0                     0
------------------------------------------  ------------------------------------------    ------------------------------------------
                 0                     0                     0                     0                     0                    (4)
------------------------------------------  ------------------------------------------    ------------------------------------------

                 0                   (23)                    0                   (16)                    0                     0
------------------------------------------  ------------------------------------------    ------------------------------------------
                 0                     0                     0                     0                     0                     0
------------------------------------------  ------------------------------------------    ------------------------------------------
                 0                    (1)                    0                     0                     0                     0
------------------------------------------  ------------------------------------------    ------------------------------------------

              (116)                 (257)                 (130)                 (263)               (1,783)                 (768)
==========================================  ==========================================    ==========================================


                50                   313                     6                   174                72,166                11,606
------------------------------------------  ------------------------------------------    ------------------------------------------
                 0                     0                     0                     0                     0                     0
------------------------------------------  ------------------------------------------    ------------------------------------------
                20                   178                     0                     0                20,263                13,163
------------------------------------------  ------------------------------------------    ------------------------------------------

               113                   249                   130                   263                   900                   354
------------------------------------------  ------------------------------------------    ------------------------------------------
                 0                     0                     0                     0                     0                     0
------------------------------------------  ------------------------------------------    ------------------------------------------
                 3                     7                     0                     0                   373                   253
------------------------------------------  ------------------------------------------    ------------------------------------------

              (310)                   (1)                  (38)                  (19)               (2,247)               (1,921)
------------------------------------------  ------------------------------------------    ------------------------------------------
                 0                     0                     0                     0                     0                     0
------------------------------------------  ------------------------------------------    ------------------------------------------
               (75)                    0                     0                     0                (1,495)               (3,138)
------------------------------------------  ------------------------------------------    ------------------------------------------
              (199)                  746                    98                   418                89,960                20,317
------------------------------------------  ------------------------------------------    ------------------------------------------

              (281)                  723                    59                   371                89,601                20,329
==========================================  ==========================================    ==========================================


             4,311                 3,588                 4,119                 3,748                28,211                 7,882
------------------------------------------  ------------------------------------------    ------------------------------------------
$            4,030        $        4,311    $            4,178        $        4,119      $        117,812          $     28,211
------------------------------------------  ------------------------------------------    ------------------------------------------

$                2        $            2    $                5        $            5      $             52          $        (13)
------------------------------------------  ------------------------------------------    ------------------------------------------






Foreign Bond Fund                             Global Bond Fund
------------------------------------------    ------------------------------------------
  Six Months Ended            Year Ended        Six Months Ended            Year Ended
September 30, 1999        March 31, 1999      September 30, 1999        March 31, 1999
       (Unaudited)                                 (Unaudited)

$           18,288        $       27,910     $           8,244          $     14,277
------------------------------------------    ------------------------------------------
            (5,982)                5,073                (9,442)                2,111
------------------------------------------    ------------------------------------------
           (23,009)                5,504                   (16)                1,023
------------------------------------------    ------------------------------------------
           (10,703)               38,487                (1,214)               17,411
==========================================    ==========================================



           (15,413)              (25,130)               (8,183)               (9,599)
------------------------------------------    ------------------------------------------
              (114)                  (64)                  (67)                  (42)
------------------------------------------    ------------------------------------------
            (2,607)               (2,866)                    0                     0
------------------------------------------    ------------------------------------------

                 0                     0                     0                (4,449)
------------------------------------------    ------------------------------------------
                 0                     0                     0                   (19)
------------------------------------------    ------------------------------------------
                 0                     0                     0                     0
------------------------------------------    ------------------------------------------

                 0                (4,309)                    0                (2,103)
------------------------------------------    ------------------------------------------
                 0                   (14)                    0                    (9)
------------------------------------------    ------------------------------------------
                 0                  (686)                    0                     0
------------------------------------------    ------------------------------------------

                 0               (10,785)                    0                     0
------------------------------------------    ------------------------------------------
                 0                   (36)                    0                     0
------------------------------------------    ------------------------------------------
                 0                (1,716)                    0                     0
------------------------------------------    ------------------------------------------

           (18,134)              (45,606)               (8,250)              (16,221)
==========================================    ===========================================

            72,227               289,812                37,689                70,516
------------------------------------------    ------------------------------------------
             3,380                 2,200                 7,074                 1,116
------------------------------------------    ------------------------------------------
            41,728                67,890                     0                     0
------------------------------------------    ------------------------------------------

            11,993                29,323                 5,422                12,222
------------------------------------------    ------------------------------------------
               114                   115                    68                    70
------------------------------------------    ------------------------------------------
             2,121                 4,443                     0                     0
------------------------------------------    ------------------------------------------


          (129,049)             (174,844)              (17,433)              (73,227)
------------------------------------------    ------------------------------------------
              (486)                 (507)               (1,333)               (1,398)
------------------------------------------    ------------------------------------------
           (14,454)              (20,336)                    0                     0
------------------------------------------    ------------------------------------------
           (12,426)              198,096                31,487                 9,299
------------------------------------------    ------------------------------------------

           (41,263)              190,977                22,023                10,489
==========================================    ==========================================

           620,783               429,806               268,310               257,821
------------------------------------------    ------------------------------------------
$          579,520        $      620,783      $        290,333          $    268,310
------------------------------------------    ------------------------------------------
$            8,577        $        8,423      $         (3,122)         $     (3,116)
------------------------------------------    ------------------------------------------
                                       1999 Semi-Annual Report See Accompanying notes 51

September 30, 1999 (Unaudited)


Amounts in thousands                                                   Global Bond Fund II
                                                                       --------------------------------------------

Increase (Decrease) in Net Assets from:                                  Six Months Ended              Year Ended
                                                                       September 30, 1999          March 31, 1999
                                                                              (Unaudited)
Operations:

Net investment income (loss)                                                     $  1,145                $  2,125
---------------------------------------------------------------------  --------------------------------------------
Net realized gain (loss)                                                           (1,175)                     75
---------------------------------------------------------------------  --------------------------------------------
Net change in unrealized appreciation (depreciation)                                 (754)                    200
---------------------------------------------------------------------  --------------------------------------------
Net increase (decrease) resulting from operations                                    (784)                  2,400
=====================================================================  ============================================

Distributions to Shareholders:

From net investment income
     Institutional Class                                                             (821)                 (1,435)
---------------------------------------------------------------------  --------------------------------------------
     Administrative Class                                                               0                       0
---------------------------------------------------------------------  --------------------------------------------
     Other Classes                                                                   (323)                   (683)
---------------------------------------------------------------------  --------------------------------------------
In excess of net investment income
     Institutional Class                                                                0                       0
---------------------------------------------------------------------  --------------------------------------------
     Administrative Class                                                               0                       0
---------------------------------------------------------------------  --------------------------------------------
     Other Classes                                                                      0                       0
---------------------------------------------------------------------  --------------------------------------------
From net realized capital gains
     Institutional Class                                                                0                     (42)
---------------------------------------------------------------------  --------------------------------------------
     Administrative Class                                                               0                       0
---------------------------------------------------------------------  --------------------------------------------
     Other Classes                                                                      0                     (20)
---------------------------------------------------------------------  --------------------------------------------
In excess of net realized capital gains
     Institutional Class                                                                0                    (220)
---------------------------------------------------------------------  --------------------------------------------
     Administrative Class                                                               0                       0
---------------------------------------------------------------------  --------------------------------------------
     Other Classes                                                                      0                    (107)
---------------------------------------------------------------------  --------------------------------------------

Total Distributions                                                                (1,144)                 (2,507)
=====================================================================  ============================================

Fund Share Transactions:

Receipts for shares sold
     Institutional Class                                                              500                   4,100
---------------------------------------------------------------------  --------------------------------------------
     Administrative Class                                                               0                       0
---------------------------------------------------------------------  --------------------------------------------
     Other Classes                                                                  2,533                   3,958
---------------------------------------------------------------------  --------------------------------------------
Issued in reorganization
     Institutional Class                                                                0                       0
---------------------------------------------------------------------  --------------------------------------------
     Other Classes                                                                      0                       0
---------------------------------------------------------------------  --------------------------------------------
Issued as reinvestment of distributions
     Institutional Class                                                              793                   1,643
---------------------------------------------------------------------  --------------------------------------------
     Administrative Class                                                               0                       0
---------------------------------------------------------------------  --------------------------------------------
     Other Classes                                                                    258                     641
---------------------------------------------------------------------  --------------------------------------------
Cost of shares redeemed
     Institutional Class                                                                0                  (1,175)
---------------------------------------------------------------------  --------------------------------------------
     Administrative Class                                                               0                       0
---------------------------------------------------------------------  --------------------------------------------
     Other Classes                                                                 (1,796)                 (8,418)
---------------------------------------------------------------------  --------------------------------------------
Net increase (decrease) resulting from Fund share transactions                      2,288                     749
---------------------------------------------------------------------  --------------------------------------------

Total Increase (Decrease) in Net Assets                                               360                     642
=====================================================================  ============================================

Net Assets:
Beginning of period                                                                42,544                  41,902
---------------------------------------------------------------------  --------------------------------------------
End of period *                                                                  $ 42,904                $ 42,544
---------------------------------------------------------------------  --------------------------------------------

*Including net undistributed (overdistributed) investment income of:             $    (40)               $    (41)
---------------------------------------------------------------------  --------------------------------------------

Amounts in thousands                                                    Emerging Markets Bond Fund
                                                                        ------------------------------------------

Increase (Decrease) in Net Assets from:                                   Six Months Ended          Year Ended
                                                                        September 30, 1999      March 31, 1999
                                                                               (Unaudited)
                                                                        ------------------------------------------
Operations:

Net investment income (loss)                                                      $    657          $      464
---------------------------------------------------------------------   ------------------------------------------
Net realized gain (loss)                                                               (49)               (364)
---------------------------------------------------------------------   ------------------------------------------
Net change in unrealized appreciation (depreciation)                                   142                (652)
---------------------------------------------------------------------   ------------------------------------------
Net increase (decrease) resulting from operations                                      750                (552)
=====================================================================   ==========================================

Distributions to Shareholders:

From net investment income
     Institutional Class                                                              (365)               (388)
---------------------------------------------------------------------   ------------------------------------------
     Administrative Class                                                             (235)                 (7)
---------------------------------------------------------------------   ------------------------------------------
     Other Classes                                                                     (57)                (69)
---------------------------------------------------------------------   ------------------------------------------
In excess of net investment income
     Institutional Class                                                                 0                   0
---------------------------------------------------------------------   ------------------------------------------
     Administrative Class                                                                0                   0
---------------------------------------------------------------------   ------------------------------------------
     Other Classes                                                                       0                   0
---------------------------------------------------------------------   ------------------------------------------
From net realized capital gains
     Institutional Class                                                                 0                   0
---------------------------------------------------------------------   ------------------------------------------
     Administrative Class                                                                0                   0
---------------------------------------------------------------------   ------------------------------------------
     Other Classes                                                                       0                   0
---------------------------------------------------------------------   ------------------------------------------
In excess of net realized capital gains
     Institutional Class                                                                 0                 (23)
---------------------------------------------------------------------   ------------------------------------------
     Administrative Class                                                                0                  (1)
---------------------------------------------------------------------   ------------------------------------------
     Other Classes                                                                       0                  (4)
---------------------------------------------------------------------   ------------------------------------------

Total Distributions                                                                   (657)               (492)
=====================================================================   ==========================================

Fund Share Transactions:

Receipts for shares sold
     Institutional Class                                                             4,897                 794
---------------------------------------------------------------------   ------------------------------------------
     Administrative Class                                                           22,070                 101
---------------------------------------------------------------------   ------------------------------------------
     Other Classes                                                                     598                 959
---------------------------------------------------------------------   ------------------------------------------
Issued in reorganization
     Institutional Class                                                                 0                   0
---------------------------------------------------------------------   ------------------------------------------
     Other Classes                                                                       0                   0
---------------------------------------------------------------------   ------------------------------------------
Issued as reinvestment of distributions
     Institutional Class                                                               335                 397
---------------------------------------------------------------------   ------------------------------------------
     Administrative Class                                                              235                   8
---------------------------------------------------------------------   ------------------------------------------
     Other Classes                                                                      34                  45
---------------------------------------------------------------------   ------------------------------------------
Cost of shares redeemed
     Institutional Class                                                            (4,197)               (346)
---------------------------------------------------------------------   ------------------------------------------
     Administrative Class                                                          (11,130)                  0
---------------------------------------------------------------------   ------------------------------------------
     Other Classes                                                                     (38)               (789)
---------------------------------------------------------------------   ------------------------------------------
Net increase (decrease) resulting from Fund share transactions                      12,804               1,169
---------------------------------------------------------------------   ------------------------------------------

Total Increase (Decrease) in Net Assets                                             12,897                 125
=====================================================================   ==========================================

Net Assets:
Beginning of period                                                                  4,558               4,433
---------------------------------------------------------------------   ------------------------------------------
End of period *                                                                   $ 17,455            $  4,558
---------------------------------------------------------------------   ------------------------------------------

*Including net undistributed (overdistributed) investment income of:              $      0            $      0
---------------------------------------------------------------------   ------------------------------------------

52 PIMCO Funds See accompanying notes

                                                     Convertible
   Strategic Balanced Fund                           Bond Fund                StockPLUS Fund
   ---------------------------------------------     --------------------     ---------------------------------------------

     Six Months Ended               Year Ended         Six Months Ended         Six Months Ended               Year Ended
   September 30, 1999           March 31, 1999       September 30, 1999       September 30, 1999           March 31, 1999
          (Unaudited)                                       (Unaudited)              (Unaudited)
          $     2,655              $     3,531              $       (88)             $    25,215              $    56,693
   ---------------------------------------------     --------------------     ---------------------------------------------
                1,139                    3,599                      636                   32,533                  107,476
   ---------------------------------------------     --------------------     ---------------------------------------------
               (5,394)                     (31)                     740                  (59,394)                 (10,410)
   ---------------------------------------------     --------------------     ---------------------------------------------
               (1,600)                   7,099                    1,288                   (1,646)                 153,759
   =============================================     ====================     =============================================



               (2,099)                  (3,137)                       0                   (9,477)                 (26,793)
   ---------------------------------------------     --------------------     ---------------------------------------------
                   (1)                       0                        0                     (581)                    (392)
   ---------------------------------------------     --------------------     ---------------------------------------------
                 (299)                      (7)                       0                  (10,523)                 (23,747)
   ---------------------------------------------     --------------------     ---------------------------------------------

                    0                        0                        0                        0                        0
   ---------------------------------------------     --------------------     ---------------------------------------------
                    0                        0                        0                        0                        0
   ---------------------------------------------     --------------------     ---------------------------------------------
                    0                        0                        0                        0                        0
   ---------------------------------------------     --------------------     ---------------------------------------------

                    0                   (3,351)                       0                        0                  (37,459)
   ---------------------------------------------     --------------------     ---------------------------------------------
                    0                        0                        0                        0                     (609)
   ---------------------------------------------     --------------------     ---------------------------------------------
                    0                       (7)                       0                        0                  (38,807)
   ---------------------------------------------     --------------------     ---------------------------------------------

                    0                        0                        0                        0                        0
   ---------------------------------------------     --------------------     ---------------------------------------------
                    0                        0                        0                        0                        0
   ---------------------------------------------     --------------------     ---------------------------------------------
                    0                        0                        0                        0                        0
   ---------------------------------------------     --------------------     ---------------------------------------------

               (2,399)                  (6,502)                       0                  (20,581)                (127,807)
   =============================================     ====================     =============================================



                4,893                   55,153                   40,660                  116,014                  204,651
   ---------------------------------------------     --------------------     ---------------------------------------------
                  257                        0                        0                   52,399                    9,414
   ---------------------------------------------     --------------------     ---------------------------------------------
                6,768                      164                    2,631                  274,601                  482,821
   ---------------------------------------------     --------------------     ---------------------------------------------

               35,908                        0                        0                        0                        0
   ---------------------------------------------     --------------------     ---------------------------------------------
               30,872                        0                        0                        0                        0
   ---------------------------------------------     --------------------     ---------------------------------------------

                  828                    4,030                        0                    9,071                   61,000
   ---------------------------------------------     --------------------     ---------------------------------------------
                    2                        0                        0                      577                      978
   ---------------------------------------------     --------------------     ---------------------------------------------
                  202                       14                        0                    9,574                   54,076
   ---------------------------------------------     --------------------     ---------------------------------------------

              (14,588)                    (640)                  (5,780)                 (84,522)                (181,983)
   ---------------------------------------------     --------------------     ---------------------------------------------
                    0                        0                        0                   (9,410)                  (1,643)
   ---------------------------------------------     --------------------     ---------------------------------------------
               (3,914)                      (6)                     (37)                (161,400)                (131,236)
   ---------------------------------------------     --------------------     ---------------------------------------------
               61,228                   58,715                   37,474                  206,904                  498,078
   ---------------------------------------------     --------------------     ---------------------------------------------

               57,229                   59,312                   38,762                  184,677                  524,030
   =============================================     ====================     =============================================

               98,118                   38,806                        0                1,201,742                  677,712
   ---------------------------------------------     --------------------     ---------------------------------------------
          $   155,347              $    98,118              $    38,762              $ 1,386,419              $ 1,201,742
   ---------------------------------------------     --------------------     ---------------------------------------------

          $     2,441              $     2,185              $       (88)             $    59,607              $    54,973
   ---------------------------------------------     --------------------     ---------------------------------------------

                                                     California               New York                 Short
                                                     Intermediate             Intermediate             Duration
                                                     Municipal                Municipal                Municipal
   Municipal Bond Fund                               Bond Fund                Bond Fund                Income Fund
   ---------------------------------------------     --------------------     --------------------     --------------------

     Six Months Ended               Year Ended              Period from              Period from              Period from
   September 30, 1999           March 31, 1999       August 31, 1999 to       August 31, 1999 to       August 31, 1999 to
          (Unaudited)                                September 30, 1999       September 30, 1999       September 30, 1999
                                                            (Unaudited)              (Unaudited)              (Unaudited)

          $     1,146              $     1,602              $         9              $         9              $        32
   ---------------------------------------------     --------------------     --------------------     --------------------
                 (424)                      (6)                       9                        8                        1
   ---------------------------------------------     --------------------     --------------------     --------------------
               (2,904)                   2,835                        3                       (7)                       3
   ---------------------------------------------     --------------------     --------------------     --------------------
               (2,182)                   4,431                       21                       10                       36
   =============================================     ====================     ====================     ====================



                 (116)                    (205)                      (9)                      (9)                     (32)
   ---------------------------------------------     --------------------     --------------------     --------------------
                  (51)                      (8)                       0                        0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------
                 (977)                  (1,389)                       0                        0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------

                    0                        0                        0                        0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------
                    0                        0                        0                        0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------
                    0                       (2)                       0                        0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------

                    0                        0                        0                        0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------
                    0                        0                        0                        0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------
                    0                        0                        0                        0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------

                    0                        0                        0                        0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------
                    0                        0                        0                        0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------
                    0                        0                        0                        0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------

               (1,144)                  (1,604)                      (9)                      (9)                     (32)
   =============================================     ====================     ====================     ====================



                  944                    5,971                    3,112                    3,000                   10,500
   ---------------------------------------------     --------------------     --------------------     --------------------
                1,520                    1,529                       10                        0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------
                6,833                   10,783                        0                        0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------

                    0                        0                        0                        0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------
                    0                   47,296                        0                        0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------

                  112                      200                        9                        9                       32
   ---------------------------------------------     --------------------     --------------------     --------------------
                   51                        8                        0                        0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------
                  683                      953                        0                        0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------

               (2,328)                  (3,365)                     (10)                       0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------
                 (374)                    (112)                       0                        0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------
               (7,171)                 (10,555)                       0                        0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------
                  270                   52,708                    3,121                    3,009                   10,532
   ---------------------------------------------     --------------------     --------------------     --------------------

               (3,056)                  55,535                    3,133                    3,010                   10,536
   =============================================     ====================     ====================     ====================


               58,558                    3,023                        0                        0                        0
   ---------------------------------------------     --------------------     --------------------     --------------------
          $    55,502              $    58,558              $     3,133              $     3,010              $    10,536
   ---------------------------------------------     --------------------     --------------------     --------------------

          $         0              $        (2)             $         0              $         0              $         0
   ---------------------------------------------     --------------------     --------------------     --------------------

                               1999 Semi-Annual Report See accompanying notes 53

Statements of Cash Flows

For the period ended September 30, 1999 (Unaudited)


                                                                                Long-Term           Low Duration
                                                                                U.S. Gov't          Mortgage            Real Return
Amounts in thousands                                                            Fund                Fund                Bond Fund
                                                                                -------------       -------------       ------------
Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities

Sales of Fund shares                                                            $   164,528         $         6         $    92,067
------------------------------------------------------------------------        -------------       -------------       ------------
Redemptions of Fund shares                                                          (67,793)                (38)             (3,551)
------------------------------------------------------------------------        -------------       -------------       ------------
Cash distributions paid                                                              (1,506)                  0                (362)
------------------------------------------------------------------------        -------------       -------------       ------------
Increase/(decrease) from financing transactions                                      10,238                 (37)             41,654
------------------------------------------------------------------------        -------------       -------------       ------------
Net increase (decrease) from financing activities                                   105,467                 (69)            129,808
------------------------------------------------------------------------        -------------       -------------       ------------

Operating Activities

Purchases of long-term securities and foreign currency                             (871,309)            (17,014)           (225,734)
------------------------------------------------------------------------        -------------       -------------       ------------
Proceeds from sales of long-term securities and foreign currency                    754,101              16,815              96,515
------------------------------------------------------------------------        -------------       -------------       ------------
Purchases of short-term securities (net)                                              3,031                 143              (2,344)
------------------------------------------------------------------------        -------------       -------------       ------------
Net investment income                                                                 9,277                 130               1,848
------------------------------------------------------------------------        -------------       -------------       ------------
Change in other receivables/payables (net)                                             (567)                 (4)               (878)
------------------------------------------------------------------------        -------------       -------------       ------------
Net increase (decrease) from operating activities                                  (105,467)                 70            (130,593)
========================================================================        =============       =============       ============

Net Increase in Cash and Foreign Currency                                                 0                   1                (785)
========================================================================        =============       =============       ============

Cash and Foreign Currency

Beginning of period                                                                       0                   0                 888
------------------------------------------------------------------------        -------------       -------------       ------------
End of period                                                                   $         0         $         1         $       103
========================================================================        =============       =============       ============
                                                                                Foreign             Global              Global
Amounts in thousands                                                            Bond Fund           Bond Fund           Bond Fund II
                                                                                -------------       -------------       ------------
Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities

Sales of Fund shares                                                            $   119,263         $    44,763         $     3,102
------------------------------------------------------------------------        -------------       -------------       ------------
Redemptions of Fund shares                                                         (145,426)            (18,785)             (1,801)
------------------------------------------------------------------------        -------------       -------------       ------------
Cash distributions paid                                                              (3,922)             (2,634)                (89)
------------------------------------------------------------------------        -------------       -------------       ------------
Increase/(decrease) from financing transactions                                      19,305              13,194               1,903
------------------------------------------------------------------------        -------------       -------------       ------------
Net increase (decrease) from financing activities                                   (10,780)             36,538               3,115
------------------------------------------------------------------------        -------------       -------------       ------------

Operating Activities

Purchases of long-term securities and foreign currency                           (1,886,127)           (751,614)           (113,019)
------------------------------------------------------------------------        -------------       -------------       ------------
Proceeds from sales of long-term securities and foreign currency                  1,882,144             744,452             107,990
------------------------------------------------------------------------        -------------       -------------       ------------
Purchases of short-term securities (net)                                             35,911              (1,021)              1,570
------------------------------------------------------------------------        -------------       -------------       ------------
Net investment income                                                                18,288               8,244               1,145
------------------------------------------------------------------------        -------------       -------------       ------------
Change in other receivables/payables (net)                                          (28,415)            (32,389)                 58
------------------------------------------------------------------------        -------------       -------------       ------------
Net increase (decrease) from operating activities                                    21,801             (32,328)             (2,256)
========================================================================        =============       =============       ============

Net Increase in Cash and Foreign Currency                                            11,021               4,210                 859
========================================================================        =============       =============       ============

Cash and Foreign Currency

Beginning of period                                                                       0                   0                 128
------------------------------------------------------------------------        -------------       -------------       ------------
End of period                                                                   $    11,021         $     4,210         $       987
========================================================================        =============       =============       ============

54 PIMCO Funds See accompanying notes

Schedule of Investments

Total Return Fund
September 30, 1999 (Unaudited)                Principal
                                                 Amount               Value
                                                 (000s)              (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 43.1%
--------------------------------------------------------------------------------

Banking & Finance 27.5%
Abbey National PLC
     6.700% due 06/29/2049                      $ 5,000             $ 4,559
Abbey National Treasury Service
     6.625% due 05/23/2001                          240                 241
ABN-AMRO Bank NV
     7.250% due 05/31/2005                          150                 151
Aetna, Inc.
     7.250% due 08/15/2023                           50                  45
Ahmanson (H.F.) & Co.
     7.650% due 04/15/2000                          175                 177
Allstate Corp.
     6.750% due 05/15/2018                          280                 255
     6.900% due 05/15/2038                       60,400              53,008
American Express
     8.500% due 08/15/2001                          350                 364
     5.625% due 01/22/2004                        8,700               8,402
     6.250% due 08/10/2005                        1,000                 992
American General Finance
     7.250% due 04/15/2000                          500                 503
     6.270% due 06/09/2000                          800                 801
     5.875% due 07/01/2000                           75                  75
     6.050% due 07/02/2001                        3,000               2,982
     7.450% due 07/01/2002                          200                 204
     6.250% due 12/18/2002                        1,080               1,065
     6.375% due 03/01/2003                          350                 345
AON Capital Trust 'A'
     8.205% due 01/01/2027                          725                 717
Aristar, Inc.
     7.375% due 09/01/2004                       20,000              20,085
Associates Corp. of North America
     6.750% due 10/15/1999                           90                  90
     7.850% due 10/20/1999                          500                 500
     8.250% due 12/01/1999                          200                 201
     7.250% due 12/17/1999                          660                 662
     7.470% due 03/27/2000                        1,000               1,006
     6.000% due 06/15/2000                        2,684               2,684
     6.310% due 06/16/2000                          500                 501
     6.250% due 09/15/2000                          200                 200
     6.625% due 05/15/2001                          300                 301
     6.700% due 05/29/2001                          100                 101
     6.750% due 07/15/2001                       24,000              24,154
     7.000% due 07/23/2001                          500                 504
     5.596% due 08/27/2001 (d)                   13,500              13,466
     6.450% due 10/15/2001                       23,600              23,627
     7.500% due 04/15/2002                          185                 189
     6.500% due 07/15/2002                          750                 749
     5.750% due 11/01/2003                        4,175               4,021
     5.800% due 04/20/2004                          150                 144
     6.000% due 07/15/2005                       60,365              57,485
Associates First Capital Corp.
     6.000% due 12/01/2002                          500                 492
AT&T Capital Corp.
     6.230% due 10/15/1999                        2,000               2,000
     6.160% due 12/03/1999                        1,000               1,000
     6.470% due 12/03/1999                           45                  45
     5.650% due 03/21/2000 (d)                   40,100              40,082
     7.500% due 11/15/2000                        5,000               5,034
     6.875% due 01/16/2001                          230                 230
     6.800% due 02/01/2001                       24,900              24,869
     6.250% due 05/15/2001                        3,000               2,968
     7.000% due 08/15/2001                       10,300              10,295
     6.900% due 01/30/2002                        1,000                 996
     6.750% due 02/04/2002                        1,925               1,908
     5.561% due 04/23/2002 (d)                   74,000              72,571
AVCO Financial Services
     6.350% due 09/15/2000                          100                 100
     7.375% due 08/15/2001                          300                 305
Banco Latino Americano SA
     6.310% due 10/18/1999                        1,700               1,700
Banco Nacional de Comercio Exterior
     8.000% due 04/14/2000                        4,600               4,612
     7.250% due 02/02/2004                        6,590               5,980
Banesto Delaware
     8.250% due 07/28/2002                       28,900              29,984
Bank of Hawaii
     6.875% due 06/01/2003                          750                 753
Bank One Corp.
     5.360% due 04/19/2001 (d)                    2,000               2,007
     5.126% due 09/04/2001 (d)                   14,000              13,896
     5.364% due 06/26/2002 (d)                    4,000               3,987
BankAmerica Corp.
     5.375% due 04/15/2000                          750                 748
     5.098% due 02/26/2001 (d)                    3,000               2,995
     5.175% due 03/05/2001 (d)                   36,000              35,889
     5.093% due 02/20/2002 (d)                   35,180              35,100
     8.125% due 06/15/2002                          350                 365
     7.750% due 07/15/2002                          360                 371
     7.200% due 09/15/2002                        1,000               1,017
     7.500% due 10/15/2002                        1,000               1,025
     6.850% due 03/01/2003                           65                  65
     6.875% due 06/01/2003                          100                 100
     8.950% due 11/15/2004                          500                 501
     6.375% due 05/15/2005                        1,000                 968
     7.125% due 05/01/2006                          500                 500
     8.375% due 05/01/2007                            2                   2
     8.570% due 11/15/2024                          125                 140
BankBoston Corp.
     6.125% due 03/15/2002                       12,500              12,317
Bankers Trust Corp.
     9.400% due 03/01/2001                          385                 398
     6.750% due 10/03/2001                          500                 502
     8.125% due 05/15/2002                          300                 309
     5.373% due 07/03/2002 (d)                   10,000               9,978
     7.125% due 07/31/2002                          150                 151
     5.525% due 05/11/2003 (d)                   82,800              82,719
     6.000% due 10/15/2008                          500                 455
Banponce Financial Corp.
     6.463% due 11/13/2001                       13,000              12,918
Bayerische Landesbank NY
     6.170% due 05/17/2000 (d)                  306,000             304,184
     6.200% due 02/09/2006                          250                 240
Bear Stearns Co., Inc.
     6.750% due 08/15/2000                           50                  50
     5.760% due 08/25/2000 (d)                    6,300               6,342
     5.830% due 08/29/2000 (d)                   39,800              40,105
     5.800% due 01/02/2001 (d)                    3,400               3,411
     6.224% due 02/06/2001 (d)                    2,900               2,907
     5.580% due 02/16/2001 (d)                    2,000               2,003
     5.575% due 03/02/2001 (d)                    7,500               7,513
     5.499% due 01/28/2002 (d)                   11,250              11,228
     5.280% due 04/05/2002 (d)                   25,000              24,996
     5.688% due 08/01/2002 (d)                   52,500              52,343
     6.125% due 02/01/2003                           25                  24
     6.750% due 04/15/2003                          105                 104
     5.694% due 05/06/2003 (d)                   13,000              12,985
     5.778% due 05/16/2003 (d)                   30,000              29,957
     5.631% due 07/22/2003 (d)                   19,000              18,941
     6.150% due 03/02/2004                          150                 145
     8.750% due 03/15/2004                           75                  80
     5.923% due 06/01/2004 (d)                    9,265               9,251
     6.625% due 10/01/2004                          250                 245
     5.551% due 03/18/2005 (d)                   37,000              37,003
     6.250% due 07/15/2005                       25,000              23,825
     6.750% due 12/15/2007                        2,000               1,921
Bell Atlantic Financial
     5.750% due 04/01/2003                        1,500               1,506
Beneficial Corp.
     5.950% due 07/25/2000                        5,000               5,004
     5.920% due 01/09/2001 (d)                   13,000              12,987
     5.359% due 01/09/2002 (d)                      500                 501
     5.170% due 01/23/2002 (d)                    5,000               4,993
     5.241% due 03/01/2002 (d)                   40,000              39,997
     8.000% due 06/18/2002                          400                 412
     6.030% due 01/14/2003                          320                 314
Bombardier Capital, Inc.
     6.000% due 01/15/2002                       28,000              27,443


                             1999 Semi-Annual Report  See accompanying notes  55

Total Return Fund
September 30, 1999 (Unaudited)                Principal
                                                 Amount               Value
                                                 (000s)              (000s)
--------------------------------------------------------------------------------

Caithness Coso Fund Corp.
     6.800% due 12/15/2001                      $23,000             $22,989
Capital One Bank
     6.001% due 07/28/2003 (d)                    2,200               2,197
Case Credit Corp.
     5.840% due 02/27/2000                        4,000               3,994
Caterpillar Financial Service Corp.
     5.093% due 05/27/2001 (d)                   10,000               9,988
     6.480% due 12/12/2001                          575                 574
     5.299% due 02/11/2002 (d)                      700                 697
Central Hispano Financial Services
     5.496% due 04/28/2005 (d)                    5,000               5,018
Chase Manhattan Corp.
     8.500% due 02/15/2002                          200                 209
     5.750% due 04/15/2004                          150                 144
     6.000% due 02/15/2009                          800                 737
Chemical Banking Corp.
     6.125% due 11/01/2008                          400                 372
Chrylser Financial Co. LLC
     9.500% due 12/15/1999                          900                 907
     8.460% due 01/19/2000                          700                 704
     5.630% due 07/28/2000 (d)                   13,600              13,573
     6.625% due 08/15/2000                          300                 302
     5.860% due 01/16/2001                          500                 498
     5.410% due 06/11/2001 (d)                   21,400              21,388
     5.690% due 11/15/2001                          150                 148
     5.400% due 01/15/2002                       15,250              14,870
     5.404% due 07/17/2002 (d)                   20,000              19,972
     5.520% due 08/08/2002 (d)                   34,000              33,971
     5.459% due 02/03/2003 (d)                   25,000              24,942
     5.449% due 03/06/2003 (d)                   25,000              25,143
     5.439% due 03/10/2003 (d)                   10,000              10,057
     5.399% due 06/18/2003                       35,000              34,925
Chubb Capital Corp.
     8.750% due 11/15/1999                           40                  40
     6.875% due 02/01/2003                          100                 102
Cigna Corp.
     8.250% due 01/01/2007                          250                 263
Cincinnati Financial Corp.
     6.900% due 05/15/2028                       34,125              31,054
CIT Group, Inc.
     6.200% due 10/20/2000                        1,225               1,223
     6.750% due 05/14/2001                       30,000              30,120
Citicorp
     5.293% due 11/28/2000 (d)                    5,000               5,005
     5.593% due 02/01/2001 (d)                   10,000              10,018
     5.625% due 02/15/2001                        1,000                 992
     5.173% due 05/24/2001 (d)                   89,000              88,879
     5.570% due 09/17/2001 (d)                       65                  65
     5.080% due 11/13/2001 (d)                   10,000               9,985
     5.314% due 06/27/2002 (d)                   11,450              11,402
     5.090% due 08/15/2002 (d)                   11,500              11,467
     5.125% due 11/12/2002 (d)                   30,000              29,933
     8.000% due 02/01/2003                          250                 259
     7.125% due 09/01/2005                          400                 400
     7.250% due 09/01/2008                          500                 501
Citifinancial
     6.500% due 08/01/2004                          400                 396
Comerica, Inc.
     7.250% due 06/15/2007                          200                 200
Commercial Credit Co.
     6.750% due 05/15/2000                          100                 101
     6.000% due 06/15/2000                          300                 301
     5.550% due 02/15/2001                        1,300               1,293
     8.250% due 11/01/2001                        2,500               2,601
     6.875% due 05/01/2002                          335                 340
     7.750% due 03/01/2005                          550                 574
Conseco Finance Trust
     8.796% due 04/01/2027                          125                 110
Countrywide Home Loans
     6.250% due 04/15/2009                          600                 552
Credit Asset Receivable
     6.274% due 10/31/2003                       46,489              45,592
Daiwa Securities
     6.226% due 09/29/2049 (d)                   10,000               7,600
Dean Witter Discover
     5.628% due 06/27/2000 (d)                    1,900               1,896
     6.750% due 08/15/2000                          100                 100
Deutsche Bank Financial
     7.500% due 04/25/2009                        3,000               3,004
     7.872% due 12/29/2049                        5,000               4,783
Donaldson, Lufkin & Jenrette
     5.760% due 09/18/2002 (d)                   13,600              13,566
     6.170% due 07/15/2003                       20,000              19,523
Dow Capital BV
     7.125% due 01/15/2003                          100                 101
Dresdner Funding Trust
     8.151% due 06/30/2031                       12,500              11,759
Duke Capital Corp.
     7.250% due 10/01/2004                       19,000              19,071
Edison Funding
     6.050% due 12/17/1999                        8,000               8,001
     6.000% due 12/20/1999                       14,900              14,841
     6.150% due 09/18/2000                       12,500              12,501
ERAC USA Finance Co.
     8.750% due 12/15/1999                        8,500               8,552
Exxon Capital Corp.
     7.450% due 12/15/2001                          250                 257
Finova Capital Corp.
     5.760% due 04/08/2003 (d)                      300                 299
First Chicago Corp.
     5.235% due 03/11/2002 (d)                   10,000              10,001
     5.140% due 02/18/2003 (d)                   10,000               9,906
     5.121% due 07/28/2003 (d)                       50                  50
First Interstate Bancorp
     8.875% due 01/01/2009 (j)                      174                 178
First Union Corp.
     7.100% due 08/15/2004                        3,000               3,010
     6.375% due 01/15/2009                          500                 468
Fleet Financial Group
     9.900% due 06/15/2001                          200                 211
Ford Motor Credit Corp.
     6.375% due 10/06/2000                        1,000               1,002
     7.020% due 10/10/2000                       71,250              71,932
     6.250% due 11/08/2000                          750                 751
     5.316% due 03/05/2001 (d)                    5,000               4,999
     7.020% due 06/07/2001                        1,000               1,011
     5.140% due 07/13/2001 (d)                   36,500              36,732
     5.596% due 08/27/2001 (d)                   27,500              27,466
     5.206% due 09/03/2001 (d)                   14,000              13,976
     7.000% due 09/25/2001                        1,125               1,136
     5.430% due 10/15/2001 (d)                   13,000              12,980
     5.435% due 01/17/2002 (d)                   53,945              53,778
     8.200% due 02/15/2002                          500                 518
     6.500% due 02/28/2002                        1,710               1,706
     5.663% due 03/19/2002                       28,208              28,239
     5.156% due 04/29/2002 (d)                   33,000              32,861
     7.320% due 05/23/2002                       14,000              14,045
     5.248% due 06/04/2002 (d)                    2,000               1,990
     5.570% due 07/16/2002 (d)                   86,180              86,020
     6.550% due 09/10/2002                        4,000               3,985
     5.460% due 10/15/2002 (d)                   14,000              13,935
     7.750% due 11/15/2002                        5,730               5,917
     5.670% due 12/16/2002 (d)                   56,000              55,664
     6.000% due 01/14/2003                        1,000                 978
     7.500% due 01/15/2003                          250                 255
     5.135% due 02/03/2003 (d)                   30,000              29,823
     5.100% due 02/13/2003 (d)                  100,000              99,742
     5.565% due 02/13/2003 (d)                  195,985             194,770
     6.125% due 04/28/2003                       25,580              25,069
     6.625% due 06/30/2003                          775                 770
     5.750% due 02/23/2004                          290                 279
     5.266% due 06/02/2004 (d)                    1,500               1,490
     6.700% due 07/16/2004                       91,010              90,533
     8.250% due 02/23/2005                        2,500               2,655
     5.184% due 04/28/2005 (d)                   50,000              49,568
     6.125% due 01/09/2006                           25                  24
     5.800% due 01/12/2009                          155                 141
     9.500% due 06/01/2010                          200                 232


56 PIMCO Funds See accompanying notes

                                           Principal
                                              Amount                Value
                                              (000s)               (000s)
--------------------------------------------------------------------------------

Fuji Bank
     9.870% due 12/31/2049 (d)              $  7,600             $  7,714
General Electric Capital Corp.
     6.875% due 04/15/2000                       200                  201
     8.375% due 03/01/2001                     1,415                1,455
     6.020% due 05/04/2001                     1,000                  998
     5.500% due 11/01/2001                        50                   49
     5.650% due 03/31/2003                       125                  122
     6.210% due 12/09/2005                       400                  388
     8.300% due 09/20/2009                       150                  164
General Motors Acceptance Corp.
     8.170% due 01/02/2000                       225                  231
     5.475% due 01/12/2000 (d)                10,000               10,005
     6.500% due 01/17/2000                    46,110               46,211
     6.875% due 06/01/2000                     4,250                4,282
     7.500% due 06/09/2000                     1,000                1,010
     5.330% due 10/20/2000                     1,000                  993
     5.330% due 11/20/2000                    66,690               66,699
     5.500% due 01/16/2001                    15,000               14,881
     8.625% due 01/18/2001                    15,000               15,453
     8.500% due 01/19/2001                     3,675                3,783
     5.800% due 04/09/2001                     8,340                8,286
     6.800% due 04/17/2001                     4,800                4,840
     5.950% due 04/20/2001                    22,150               22,049
     6.700% due 04/30/2001                     3,000                3,019
     7.125% due 05/01/2001                    44,395               44,967
     6.750% due 06/05/2001                       880                  886
     6.875% due 07/15/2001                     1,000                1,010
     5.248% due 08/23/2001 (d)                12,500               12,531
     5.020% due 10/22/2001 (d)                25,000               24,867
     5.861% due 11/26/2001 (d)                19,000               19,116
     6.375% due 12/01/2001                       265                  265
     5.619% due 12/10/2001 (d)                 2,200                2,190
     9.625% due 12/15/2001                     5,650                6,020
     5.895% due 12/17/2001 (d)                13,000               13,078
     5.410% due 01/08/2002 (d)                 3,000                3,004
     6.625% due 01/10/2002                       500                  500
     6.750% due 02/07/2002                     1,590                1,600
     5.690% due 03/15/2002 (d)                10,215               10,240
     7.750% due 03/25/2002                       125                  129
     5.438% due 04/29/2002 (d)               218,544              218,367
     7.000% due 09/15/2002                       250                  253
     6.625% due 10/01/2002                     5,000                4,989
     5.540% due 11/12/2002 (d)                10,200               10,133
     6.200% due 12/15/2002                       500                  492
     6.000% due 01/15/2003                       990                  969
     5.875% due 01/22/2003                    30,500               29,675
     6.750% due 03/15/2003                    40,125               40,132
     7.125% due 05/01/2003                    36,000               36,384
     5.568% due 08/18/2003 (d)                47,640               47,255
     5.550% due 09/15/2003                    32,000               30,676
     6.149% due 09/20/2003 (d)                10,000               10,000
     6.625% due 10/20/2003                     2,000                1,990
     5.750% due 11/10/2003                     1,000                  962
     5.560% due 04/05/2004 (d)                27,900               27,802
     5.250% due 05/28/2004 (d)                73,000               73,306
     6.109% due 09/20/2004 (d)                21,277               21,277
     6.650% due 11/17/2005                       500                  492
     6.150% due 04/05/2007                       150                  143
     8.950% due 07/02/2009                    21,500               22,933
Golden State Holdings
     6.750% due 08/01/2001                     1,950                1,909
Goldman Sachs Group
     5.200% due 11/21/2000 (d)                20,000               19,975
     5.258% due 11/24/2000 (d)               108,000              108,304
     6.200% due 12/15/2000                     6,500                6,485
     5.329% due 12/22/2000 (d)                17,000               16,963
     5.490% due 01/09/2001 (d)               105,000              105,252
     5.740% due 01/16/2001 (d)                34,000               34,036
     5.468% due 01/25/2001 (d)                77,000               76,870
     5.230% due 02/20/2001 (d)                 3,000                3,009
     5.600% due 04/16/2001 (d)                18,000               17,938
     5.366% due 12/07/2001 (d)                25,000               24,950
     5.439% due 12/24/2001 (d)                   900                  898
     5.400% due 02/18/2002 (d)                 2,300                2,311
     5.640% due 01/16/2003 (d)                10,000               10,047
     5.690% due 02/10/2004                    10,000                9,834
     5.700% due 02/09/2009 (d)                10,000               10,342
Hansol Paper Co. Limited
     7.079% due 05/24/2001 (d)                20,000               20,002
Hartford Life
     6.900% due 06/15/2004                       600                  597
     7.650% due 06/15/2027                    15,000               14,604
Helicon Group
    11.000% due 11/01/200  (d)                11,800               12,228
Heller Financial, Inc.
     5.179% due 08/25/2000 (d)                15,000               15,022
     5.846% due 09/25/2000 (d)                14,500               14,481
     5.720% due 02/05/2001                     5,000                4,996
     6.250% due 03/01/2001                    25,000               24,905
     5.478% due 06/25/2001 (d)                70,050               69,841
     5.750% due 09/25/2001                     1,400                1,375
     6.500% due 11/01/2001                       250                  249
     5.159% due 05/06/2002 (d)                 2,000                2,006
     5.459% due 06/24/2002 (d)                 5,100                5,097
     5.225% due 04/28/2003 (d)                17,000               17,099
     5.571% due 04/28/2003 (d)                49,200               49,200
Hitachi Credit America
     5.125% due 05/15/2000                    25,000               25,021
     5.250% due 07/07/2000 (d)                40,000               40,071
Home Savings of America
     6.000% due 11/01/2000                    14,175               14,080
Household Bank
     5.424% due 09/26/2001 (d)                 9,000                9,011
     5.188% due 10/22/2003 (d)                15,000               14,926
Household Capital Trust
     5.350% due 06/26/2004 (d)                13,925               13,621
Household Finance Corp.
     5.631% due 06/22/2001 (d)                 3,000                2,999
     5.145% due 08/01/2001 (d)                 1,500                1,499
     5.145% due 11/01/2001 (d)                 5,000                4,992
     5.125% due 05/07/2002 (d)                40,850               40,820
     5.249% due 05/24/2002 (d)               113,800              113,575
     7.080% due 06/03/2002                    15,000               15,214
     5.875% due 11/01/2002                       200                  194
     5.439% due 06/24/2003                    35,000               34,945
     5.775% due 06/24/2003 (d)                31,000               30,941
     7.000% due 08/01/2003                    20,000               20,053
     6.500% due 11/15/2008                     2,000                1,885
Household Netherlands BV
     6.125% due 03/01/2003                    18,100               17,610
Hyatt Equities LLC
     6.800% due 05/15/2000                     1,040                1,041
Inter-American Development Bank
     8.875% due 06/01/2009                       200                  229
International Lease Finance
     5.750% due 12/15/1999                        50                   50
     7.000% due 05/15/2000                       500                  503
     6.420% due 09/11/2000                       500                  501
     5.930% due 07/15/2003                    14,000               13,680
J.P. Morgan & Co.
     5.750% due 02/25/2004                    22,800               21,907
     6.250% due 12/15/2005                       200                  193
     6.000% due 01/15/2009                    29,000               26,539
Key Bank NA
     7.550% due 09/15/2006                       350                  357
Kimco Realty Corp.
     6.500% due 10/01/2003                       200                  194
Korea Development Bank
     6.250% due 05/01/2000                     5,000                4,980
     7.375% due 09/17/2004                    15,000               14,616
     6.750% due 12/01/2005                        55                   51
     7.250% due 05/15/2006                        50                   47
Korean Export-Import Bank
     6.500% due 10/06/1999                     8,000                8,000
     6.500% due 02/10/2002                     9,200                8,958
LB Rheinland
     5.000% due 02/23/2028                     3,400                3,213
Lehman Brothers Holdings, Inc.
     5.869% due 07/27/2000 (d)                 8,000                8,006


                               1999 Semi-annual Report See accompanying notes 57

Total Return Fund
September 30, 1999 (Unaudited)
                                                  Principal
                                                     Amount               Value
                                                     (000s)              (000s)
--------------------------------------------------------------------------------

     5.390% due 08/11/2000 (d)                     $ 30,000            $ 30,138
     6.400% due 08/30/2000                              200                 200
     6.500% due 09/25/2000                           11,200              11,201
     5.614% due 09/26/2000 (d)                        5,000               4,990
     5.375% due 11/06/2000 (d)                       30,910              30,918
     5.845% due 12/01/2000 (d)                          500                 500
     6.125% due 02/01/2001                            2,000               1,984
     5.530% due 02/20/2001                            1,500               1,501
     5.733% due 02/27/2001 (d)                       79,400              79,512
     5.405% due 06/01/2001 (d)                      101,600             101,348
     6.249% due 04/02/2002 (d)                       60,050              60,015
     6.375% due 05/07/2002                           26,395              26,060
     6.073% due 05/07/2002 (d)                       42,100              42,222
     6.110% due 07/15/2002 (d)                       43,051              43,045
     5.320% due 08/12/2002 (d)                        6,500               6,455
     5.813% due 08/28/2002 (d)                        6,500               6,528
     5.369% due 09/03/2002 (d)                       14,000              14,010
     7.000% due 05/15/2003                              150                 149
     6.625% due 04/01/2004                               65                  63
     7.625% due 06/01/2006                              350                 350
     8.500% due 05/01/2007                            1,475               1,546
LG&E Capital Corp.
     6.460% due 01/15/2008                            3,000               2,891
Liberty Mutual Insurance
     8.200% due 05/04/2007                           17,510              17,534
Marine Midland
     5.250% due 12/16/2000 (d)                        3,700               3,693
MBNA Corp.
     5.451% due 12/01/1999 (d)                       62,600              62,532
     5.145% due 05/01/2000 (d)                          400                 400
     5.445% due 09/13/2001 (d)                       10,300              10,233
     5.538% due 04/25/2002 (d)                        1,000                 992
     6.990% due 05/24/2002                            1,000               1,003
     5.566% due 09/10/2002 (d)                        5,000               4,959
     5.471% due 12/10/2002                            2,100               2,061
     6.875% due 07/15/2004                           46,000              45,091
MCN Investment Corp.
     6.030% due 02/01/2001                            6,850               6,764
     7.120% due 01/16/2004                            7,500               7,381
     6.300% due 04/02/2011                            7,500               7,444
Mellon Bank Corp.
     6.500% due 08/01/2005                               75                  73
Mellon Financial Co.
     6.300% due 06/01/2000                              250                 250
Mercury Finance Co.
    10.000% due 03/23/2001                            2,050               1,937
Merrill Lynch & Co.
     8.250% due 11/15/1999                              250                 251
     6.620% due 06/06/2000                              500                 502
     6.450% due 06/20/2000                              350                 351
     6.250% due 07/25/2000                              490                 491
     5.566% due 09/25/2000 (d)                        5,000               5,006
     5.790% due 12/05/2000 (d)                       89,000              89,048
     6.000% due 03/01/2001                              325                 323
     6.500% due 04/01/2001                              400                 400
     6.750% due 04/30/2001                            2,775               2,795
     5.110% due 05/08/2001                           54,900              55,014
     5.243% due 05/30/2001 (d)                        3,800               3,796
     5.168% due 06/04/2001 (d)                       30,000              29,874
     5.393% due 11/01/2001 (d)                       35,000              34,892
     5.080% due 11/09/2001 (d)                       10,000              10,002
     5.410% due 01/15/2002 (d)                       17,000              17,020
     5.688% due 02/01/2002 (d)                       33,000              33,008
     8.000% due 02/01/2002                              400                 412
     7.375% due 08/17/2002                              300                 306
     8.300% due 11/01/2002                              200                 209
     6.000% due 02/12/2003                              500                 489
     6.875% due 03/01/2003                              140                 141
     5.339% due 06/24/2003 (d)                       27,000              26,851
     5.499% due 10/01/2003 (d)                        9,500               9,490
     5.880% due 01/15/2004                              600                 579
     6.550% due 08/01/2004                              100                  99
     7.000% due 03/15/2006                            1,500               1,480
     6.560% due 12/16/2007                               50                  48
     7.000% due 04/27/2008                              100                  98
     6.375% due 10/15/2008                           17,000              16,121
Metropolitan Life Insurance Co.
     6.300% due 11/01/2003                            6,800               6,612
Mexico Credit Link
    10.508% due 02/22/2002 (d)                       29,500              30,749
MIC Financing Trust
     8.375% due 02/01/2027                           36,000              33,496
Morgan Stanley Capital
     6.375% due 12/15/2003                              150                 148
     7.460% due 02/15/2020                           11,450              11,580
Morgan Stanley, Dean Witter, Discover and Co.
     5.820% due 06/19/2000 (d)                      152,000             151,762
     6.040% due 11/13/2000 (d)                        5,000               5,017
     5.278% due 02/06/2001                            1,190               1,190
     5.750% due 02/15/2001                              400                 397
     5.643% due 04/16/2001 (d)                       25,000              24,984
     6.700% due 05/01/2001                              600                 604
     9.375% due 06/15/2001                              300                 314
     5.315% due 12/19/2001 (d)                       19,700              19,691
     5.460% due 04/15/2002 (d)                          300                 300
     5.699% due 03/11/2003 (d)                       11,500              11,449
     5.625% due 01/20/2004                              400                 382
     5.250% due 04/22/2004 (d)                       55,000              55,001
Nacional Financiera
     8.000% due 06/19/2000                            4,500               4,514
     8.693% due 12/01/2000 (d)                       25,250              25,124
NationsBank Corp.
     6.750% due 02/26/2001                              500                 504
     7.000% due 09/15/2001                            1,500               1,514
     5.294% due 06/17/2002 (d)                       10,000               9,991
     6.125% due 07/15/2004                              600                 580
NCNB Corp.
     7.750% due 08/01/2002                              796                 797
Newcourt Credit Group
     6.875% due 02/16/2005                            7,500               7,358
Nordstrom Credit, Inc.
     7.250% due 04/30/2002                            1,000               1,015
Norwest Financial, Inc.
     6.250% due 11/01/2002                              100                  99
     7.000% due 01/15/2003                              300                 303
     6.000% due 02/01/2004                               50                  49
Okobank
     5.398% due 05/23/2006 (d)                       10,000               9,944
Orix Credit Alliance
     7.640% due 09/17/2001                           13,000              13,002
Osprey Trust
     8.310% due 01/15/2003                           75,000              75,469
Paccar Financial Corp.
     6.740% due 09/15/2000                              250                 251
PaineWebber
     5.455% due 10/04/1999                            4,000               3,998
     7.000% due 03/01/2000                              200                 201
     6.950% due 03/31/2000                              120                 120
     5.405% due 02/18/2002 (d)                        5,000               4,954
     5.525% due 05/20/2002 (d)                        1,000                 992
PDVSA Finance Limited
     7.400% due 08/15/2016                            1,200                 892
Pemex Finance Ltd.
     6.125% due 11/15/2003                           15,000              14,703
PNC Bank Corp.
     5.130% due 06/01/2000 (d)                      217,000             216,834
     5.483% due 01/24/2002 (d)                       49,000              48,849
     5.331% due 08/15/2002 (d)                        5,000               4,996
PNC Funding Corp.
     6.875% due 03/01/2003                              100                 100
     7.000% due 09/01/2004                           15,000              14,967
Popular, Inc.
     6.400% due 08/25/2000                           11,123              11,109
     6.550% due 10/10/2000                            2,485               2,484
     7.375% due 09/15/2001                           25,000              25,064
     6.625% due 01/15/2004                           19,500              19,034
Prudential Funding Corp.
     4.990% due 08/01/2000 (d)                        2,000               1,997

58 PIMCO Funds See accompanying notes

                                          Principal
                                             Amount                Value
                                             (000s)               (000s)
--------------------------------------------------------------------------

Prudential Insurance Co.
     6.375% due 07/23/2006                 $ 35,000             $ 33,043
Prudential Property Investment
     6.625% due 04/01/2009                   17,000               15,872
PSE&G Capital Corp.
     6.740% due 10/23/2001                    1,400                1,401
Reliance Group Holdings
     9.000% due 11/15/2000                   19,000               19,300
     9.750% due 11/15/2003                   10,000                8,875
Residential Reinsurance
     9.163% due 06/01/2000 (d)               13,300               13,246
Safeco Corp.
     7.260% due 08/12/2002                      500                  510
Sakura Capital Funding
     7.320% due 08/29/2049                   20,000               17,800
Salomon, Inc.
     6.625% due 11/30/2000                      235                  236
     6.650% due 07/15/2001                      600                  603
     7.000% due 03/04/2002                   18,850               19,073
     5.400% due 05/16/2002 (d)               23,000               23,018
Salomon, Smith Barney Holdings
     5.875% due 02/01/2001                    4,000                3,982
     5.980% due 03/26/2001                      250                  249
     3.650% due 02/14/2002 (f)               17,866               17,392
     5.510% due 04/15/2002 (d)               35,090               35,010
     5.180% due 05/14/2002 (d)               26,715               26,685
     5.571% due 07/23/2002 (d)               53,400               53,297
     6.125% due 01/15/2003                      290                  284
Sanwa Business Credit
     6.540% due 06/20/2000                    1,000                1,004
Sears Roebuck Acceptance
     5.479% due 06/27/2000 (d)                5,000                5,001
     7.110% due 06/19/2001                    1,000                1,004
     6.860% due 08/06/2001                      400                  400
     6.360% due 12/04/2001                      290                  287
     6.120% due 12/13/2001                      260                  258
     6.950% due 05/15/2002                      300                  300
     6.000% due 03/20/2003                  149,750              144,732
     7.140% due 05/02/2003                    5,000                4,995
     6.560% due 11/20/2003                    1,178                1,150
     6.700% due 11/15/2006                      500                  478
Security Pacific Corp.
     6.000% due 05/01/2000                      600                  600
    11.500% due 11/15/2000                    4,000                4,208
Societe Generale
     7.400% due 06/01/2006                    1,500                1,484
Steers
     9.123% due 08/07/2002 (d)               20,000               20,016
Sumitomo
     8.500% due 06/15/2009                      100                  103
     9.400% due 12/29/2049 (d)               24,550               24,737
Sun Life of Canada (U.S.)
     8.526% due 05/29/2049                      250                  243
Tecnost International  NV
     4.487% due 06/23/2004 (d)               44,000               48,087
Telewest Credit Links
     7.500% due 04/16/2004                   30,000               29,156
Textron Financial Corp.
     5.393% due 05/28/2002 (d)               41,900               41,733
Tokai Capital Corp.
     9.980% due 12/29/2049 (d)               13,050               13,335
Toyota Motor Credit Corp.
     5.967% due 02/15/2002                   40,000               38,630
TPSA Finance BV
     7.125% due 12/10/2003                   12,200               12,024
     7.750% due 12/10/2008                   10,000                9,728
Transamerica Corp.
     5.405% due 09/17/2001 (d)               20,000               20,084
     6.125% due 11/01/2001                   24,000               23,633
     7.250% due 08/15/2002                   79,000               79,715
     7.500% due 03/15/2004                      270                  273
     6.750% due 11/15/2006                      650                  631
Travelers Group, Inc.
     7.200% due 02/01/2004                   38,480               38,767
Trizec Finance Limited
    10.875% due 10/15/2005                    2,489                2,601
TXU Eastern Funding
     6.150% due 05/15/2002                   53,800               52,445
U.S. Bancorp
     5.409% due 01/16/2002 (d)               49,000               48,953
Wachovia Corp.
     7.000% due 12/15/1999                      100                  100
Washington Mutual, Inc.
     6.375% due 07/01/2000                    3,000                3,008
Wells Fargo & Co.
     5.625% due 02/05/2001                      400                  397
     8.750% due 05/01/2002                      100                  105
     6.625% due 07/15/2004                   51,100               50,797
Westdeutsche Landesbank
     6.750% due 06/15/2005                    4,000                3,933
     6.050% due 01/15/2009                   52,000               47,658
                                                              ----------
                                                               8,048,635
                                                              ==========
Industrials 9.7%
Akzo Nobel, Inc.
     6.000% due 11/15/2003                   32,000               31,008
Albertson's, Inc.
     6.375% due 06/01/2000                      150                  151
Allied Waste North America, Inc.
     7.375% due 01/01/2004                   18,925               17,411
Amerco, Inc.
     7.135% due 10/15/2002                   15,000               14,418
American Airlines
    10.610% due 03/04/2011                    1,895                2,271
     6.870% due 07/02/2018                    1,990                1,778
American Home Products Corp.
     7.700% due 02/15/2000                      550                  553
Amerigas Partners LP
    10.125% due 04/15/2007                    1,730                1,795
AMR Corp.
     9.750% due 03/15/2000                    1,050                1,066
    10.610% due 01/11/2001                    4,000                4,183
    10.570% due 01/15/2001                    3,000                3,143
    10.590% due 01/31/2001                    3,000                3,148
    10.000% due 02/01/2001                    2,000                2,081
     9.400% due 05/08/2001                    3,000                3,114
     9.500% due 05/15/2001                    2,250                2,339
     9.130% due 10/25/2001                    2,000                2,079
     8.470% due 02/20/2002                    2,000                2,064
     8.500% due 02/26/2002                    1,000                1,033
    10.210% due 01/01/2010                    6,500                7,558
AT&T Canada, Inc.
    10.750% due 11/01/2007                    1,000                  830
Baxter International, Inc.
     9.500% due 06/15/2008                      200                  230
Bayer Corp.
     6.500% due 10/01/2002                      250                  251
Bellat Racers
     5.500% due 04/01/2003                   20,000               19,969
Bellsouth Telecommunication
     6.000% due 06/15/2002                   10,000                9,917
BOC Group PLC
     5.875% due 01/29/2001                      250                  249
Boeing Co.
     8.375% due 02/15/2001                      900                  924
     6.350% due 06/15/2003                      750                  742
Boise Cascade Co.
     9.900% due 03/15/2000                      275                  279
BP Amoco PLC
     6.250% due 10/15/2004                    1,000                  994
Bresnan Communications
     8.000% due 02/01/2009                    3,500                3,439
Browning-Ferris Industries, Inc.
     6.080% due 01/18/2002 (d)               51,750               51,445
     6.100% due 01/15/2003                    6,000                5,433
Campbell Soup Co.
     4.750% due 10/01/2003                      500                  472
Canadian Pacific Limited
     9.450% due 08/01/2021                    2,750                3,150

                               1999 Semi-Annual Report See accompanying notes 59

Total Return Fund
September 30, 1999 (Unaudited)
                                           Principal
                                              Amount              Value
                                              (000s)             (000s)
-------------------------------------------------------------------------

Case Credit Corp.
     5.209% due 05/05/2000 (d)              $10,000             $10,006
Cemex SA
    10.000% due 11/05/1999                    1,000               1,002
     8.500% due 08/31/2000                   10,000              10,047
     9.250% due 06/17/2002                   48,500              48,985
Centerior Fuel Corp.
     9.750% due 08/02/2000 (j)                8,000               8,180
Century Communications Corp.
     9.500% due 08/15/2000                    6,000               6,068
     0.000% due 03/15/2003                   10,515               7,439
CF Cable TV, Inc.
     9.125% due 07/15/2007                    1,600               1,737
Circus Circus Enterprises
     6.750% due 07/15/2003                    4,500               4,118
Coastal Corp.
    10.375% due 10/01/2000                    8,500               8,802
     6.500% due 05/15/2006                      275                 263
Coca-Cola Co.
     6.375% due 08/01/2001                      200                 200
     7.875% due 02/01/2002                      600                 617
     6.000% due 07/15/2003                      250                 244
Coltec Industries, Inc.
     7.500% due 04/15/2008                    4,400               4,347
Columbia/HCA Healthcare
     6.410% due 06/15/2000                    5,000               4,934
     8.020% due 08/05/2002                    9,000               8,823
     8.130% due 08/04/2003                    7,300               7,133
     6.630% due 07/15/2045                   10,000               9,571
     6.730% due 07/15/2045                   14,760              14,163
Comcast Corp.
     9.375% due 05/15/2005                   34,995              36,920
     9.500% due 01/15/2008                   11,350              11,804
Conagra, Inc.
     5.711% due 06/12/2000 (d)               74,300              74,180
Conoco, Inc.
     6.350% due 04/15/2009                    1,900               1,811
Continental Airlines
     9.500% due 12/15/2001                      200                 204
     6.954% due 02/02/2011                   25,989              25,148
Continental Cablevision
     9.500% due 08/01/2013                   27,000              29,688
Cox Communications, Inc.
     6.500% due 11/15/2002                      200                 198
CSC Holdings, Inc
     7.625% due 07/15/2018                   22,000              20,592
CSX Corp.
     5.790% due 06/15/2000 (d)               30,500              30,573
     9.500% due 08/01/2000                      500                 513
Cumberland Farms
    10.500% due 10/01/2003                    1,000                 985
Dayton Hudson Corp.
    10.000% due 12/01/2000                    1,000               1,041
Delphi Auto Systems Corp.
     6.125% due 05/01/2004                   20,000              19,266
Delta Air Lines, Inc.
     9.875% due 05/15/2000                      525                 538
     6.650% due 03/15/2004                   13,500              13,141
    10.430% due 01/02/2011                      850                 985
    10.140% due 08/14/2012                    1,000               1,160
     9.200% due 09/23/2014                    6,000               6,406
    10.500% due 04/30/2016                    1,000               1,164
Diamond Cable Communication Co.
     0.000% due 12/15/2005 (d)                3,500               3,133
Disney (Walt) Co.
     6.375% due 03/30/2001                      750                 753
     6.750% due 03/30/2006                      100                 100
DTE Capital Corp.
     8.350% due 11/15/2038 (d)               52,750              51,840
E.I. Du Pont de Nemours
     9.150% due 04/15/2000                      100                 102
Eastman Chemical Co.
     6.375% due 01/15/2004                    5,750               5,589
Electric Lightwave, Inc.
     6.050% due 05/15/2004                   15,700              15,197
Eli Lilly & Co.
     8.125% due 02/07/2000                      387                 389
     8.125% due 12/01/2001                      500                 519
Enron Corp.
     5.150% due 11/18/1999 (d)               35,000              34,978
     6.400% due 07/15/2006                      150                 141
Federal Express Corp.
     6.845% due 01/15/2019                      872                 832
Flag Limited
     7.150% due 12/15/2004                       61                  59
Ford Motor Co.
     9.000% due 09/15/2001                      880                 920
     6.625% due 10/01/2028                  115,800             103,304
Fortune Brands
     8.500% due 10/01/2003                      500                 536
Fred Meyer, Inc.
     7.150% due 03/01/2003                   11,000              11,010
     7.375% due 03/01/2005                   39,325              39,421
     7.450% due 03/01/2008                      300                 298
Frontier Corp.
     6.250% due 12/15/1999                   20,000              20,027
General Motors Acceptance Corp.
     9.625% due 12/01/2000                      525                 544
     7.100% due 03/15/2006                      250                 249
Gillette Co.
     6.250% due 10/15/2005                      750                 748
     5.750% due 10/15/2005                    1,500               1,436
Global Crossing Holding Limited
     9.625% due 05/15/2008                   15,000              15,525
Gulf Canada Resources
     9.250% due 01/15/2004                    7,250               7,298
     9.625% due 07/01/2005                    2,000               2,060
H.J. Heinz Co.
     7.500% due 04/26/2000                      150                 151
Hanson Overseas BV
     6.750% due 09/15/2005                      225                 221
Harrahs Operating Co., Inc.
     7.875% due 12/15/2005                    5,000               4,813
Hertz Corp.
     6.625% due 07/15/2000                    8,875               8,897
Hollinger International Publishing
     9.250% due 02/01/2006                    3,000               2,978
Houghton Mifflin Co.
     5.990% due 12/03/2001                    3,000               2,964
Hyder PLC
     6.500% due 12/15/2008                   10,000               9,167
IBM Corp.
     5.050% due 11/01/1999 (d)               35,000              34,902
     7.250% due 11/01/2002                      200                 205
     6.450% due 08/01/2007                      500                 489
     7.125% due 12/01/2096                    2,500               2,358
ICI Wilmington
     6.750% due 09/15/2002                   10,000               9,909
Inco Limited
     9.875% due 06/15/2019                    5,000               5,195
Ingersoll-Rand Co.
     6.255% due 02/15/2001                      295                 295
International Game Technology
     7.875% due 05/15/2004                   24,500              23,581
International Paper Co.
     6.875% due 07/10/2000                    4,260               4,278
     9.050% due 02/08/2001                      100                 103
ISP Holdings, Inc.
     9.750% due 02/15/2002                    4,500               4,545
     9.000% due 10/15/2003                    5,000               4,950
ITT Corp.
     6.250% due 11/15/2000                   15,070              14,792
J Seagram & Sons
     5.500% due 04/10/2000 (d)               94,000              93,530
     5.790% due 04/15/2001                   20,000              19,622
     6.250% due 12/15/2001                   51,000              50,329
Jones International Networks Limited
    11.750% due 07/01/2005                       55                  48
K Mart Corp.
     8.190% due 11/24/2003                    5,000               4,934

60 PIMCO Funds See accompanying notes

                                                   Principal
                                                      Amount              Value
                                                      (000s)             (000s)
--------------------------------------------------------------------------------
K N Energy, Inc.
     6.450% due 03/01/2003                           $   240            $   234
Kellogg
     5.750% due 02/02/2001                            86,925             86,449
K-III Communications Co.
     8.500% due 02/01/2006                             4,000              3,900
KPNQWest BV
     8.125% due 06/01/2009                             5,000              4,750
Kroger Co.
     6.000% due 07/01/2000                            13,000             12,973
     6.420% due 10/01/2010 (d)                        54,000             53,927
Lenfest Communications
     8.375% due 11/01/2005                             5,000              5,162
Limited, Inc.
     7.800% due 05/15/2002                               500                512
Lockheed Martin Corp.
     6.850% due 05/15/2001                             5,000              4,995
Loyola University of Chicago
     6.030% due 06/15/2000 (d)                        16,100             16,078
LSI Logic Corp.
     4.250% due 03/15/2004                             1,000              1,834
Lucent Technologies
     7.250% due 07/15/2006                               150                153
Mallinckrodt, Inc.
     6.300% due 03/15/2001 (d)                        10,000              9,912
Marlin Water Trust
     7.090% due 12/15/2001                            20,241             20,243
Mazda Manufacturing Corp.
    10.500% due 07/01/2008 (j)                         1,980              2,442
McDonald's Corp.
     6.500% due 08/01/2007                               250                243
McLeodUSA, Inc.
     0.000% due 03/01/2007 (i)                         5,000              3,963
     8.125% due 02/15/2009                             1,200              1,122
Mobil Corp.
     8.375% due 02/12/2001                               340                349
Monsanto Co.
     6.000% due 12/01/2005                               250                234
Motorola, Inc.
     7.600% due 01/01/2007                               200                205
Nabisco, Inc.
     6.000% due 02/15/2001 (d)                        11,240             11,134
     6.800% due 09/01/2001                             3,000              2,994
     6.700% due 06/15/2002                             9,000              8,903
     6.125% due 02/01/2033                            15,000             14,519
Nabors Industries, Inc.
     6.800% due 04/15/2004                             9,250              9,062
New York Times Co.
     7.625% due 03/15/2005                             1,000              1,042
News America Holdings Corp.
     7.450% due 06/01/2000                             3,000              3,019
     8.625% due 02/01/2003                               750                783
Nike, Inc.
     6.510% due 06/16/2000                             1,000              1,003
Nisource Capital Markets
     6.630% due 09/28/2010                            59,000             59,000
Noranda, Inc.
     7.000% due 07/15/2005                             1,800              1,733
Norfolk Southern Corp.
     6.700% due 05/01/2000                             3,000              3,013
     7.875% due 02/15/2004                                50                 52
Northwest Airlines, Inc.
     8.970% due 01/02/2015                             1,691              1,744
Occidental Petroleum
     6.400% due 04/01/2003                             7,710              7,540
Owens Corning
     7.000% due 05/15/2000                               200                200
Owens-Illinois, Inc.
     7.850% due 05/15/2004                             2,600              2,571
     7.150% due 05/15/2005                            10,000              9,474
Packaging Corp. of America
     9.625% due 04/01/2009                             2,500              2,538
Pennzoil Co.
     9.625% due 11/15/1999                             5,000              5,018
Pepsico, Inc.
     5.750% due 01/15/2008                               500                470
Petroleos Mexicanos
     9.520% due 07/15/2005 (d)                        67,500             64,294
Philip Morris Cos., Inc.
     9.000% due 01/01/2001                               300                309
     7.250% due 09/15/2001                                70                 71
     7.500% due 01/15/2002                                50                 51
     6.800% due 12/01/2003                            48,345             48,018
     7.000% due 07/15/2005                             1,125              1,108
     7.200% due 02/01/2007                            32,000             31,471
     6.150% due 03/15/2010                            25,000             25,056
Phillips Petroleum Co.
     6.375% due 03/30/2009                            31,000             29,383
     7.000% due 03/30/2029                            16,000             14,880
Presidio Owner Trust
     6.532% due 12/30/1999 (d)                        29,419             29,373
Procter & Gamble Co.
     5.250% due 09/15/2003                            35,000             33,501
Qwest Communications International, Inc.
     0.000% due 10/15/2007 (i)                         2,500              1,956
Racers
     7.000% due 04/28/2003 (d)                        30,000             29,325
     5.794% due 09/15/2005 (d)                        15,000             14,977
Reliant Energy, Inc.
     8.930% due 05/14/2001                             5,300              5,494
     8.920% due 05/15/2001                             6,500              6,737
     6.375% due 11/01/2003                            14,000             13,695
Rogers Cablesystems, Inc.
    10.000% due 12/01/2007                             5,000              5,350
Rogers Cantel Mobile Communications, Inc.
     9.375% due 06/01/2008                             2,750              2,901
Saferco
     9.630% due 05/31/2000 (j)                         6,500              6,665
     9.590% due 05/31/2001 (j)                         3,000              3,153
Safeway, Inc.
     5.750% due 11/15/2000                               150                149
     6.850% due 09/15/2004                               250                248
Sara Lee Corp.
     6.300% due 11/07/2005                               500                485
Sears Roebuck & Co.
     6.800% due 05/07/2001                               500                500
     6.790% due 05/21/2001                               500                504
     9.400% due 08/02/2001                               250                263
     8.390% due 02/14/2002                               240                248
     7.260% due 04/21/2003                             3,000              3,009
     6.250% due 01/15/2004                               300                294
     6.750% due 09/15/2005                               785                761
Sequa Corp.
     9.375% due 12/15/2003                             5,000              5,113
Smithfield Foods
     7.625% due 02/15/2008                             2,000              1,800
Smithkline Beecham
     7.375% due 04/15/2005                               150                155
Stone Container Corp.
    10.750% due 10/01/2002                             2,500              2,581
Swiss Life Financial Limited
     2.000% due 05/20/2005                             3,000              2,976
TCI Communications, Inc.
     5.450% due 02/02/2000 (d)                        50,000             49,980
     6.085% due 09/11/2000 (d)                        48,500             48,385
     5.905% due 12/20/2000 (d)                        10,000             10,003
     6.110% due 03/12/2001 (d)                        10,000             10,113
     6.375% due 05/01/2003                             3,200              3,167
Telecommunications, Inc.
     8.250% due 01/15/2003                            43,125             45,218
Telewest Communications PLC
     9.625% due 10/01/2006                             5,000              5,063
Tenet Healthcare Corp.
     8.625% due 12/01/2003                             1,200              1,192
     8.000% due 01/15/2005                             2,000              1,910
     7.625% due 06/01/2008                            27,000             24,435
Texaco Capital
     8.500% due 02/15/2003                               700                744
     6.000% due 06/15/2005                               400                387

                             1999 Semi-Annual Report  See accompanying notes  61

Total Return Fund
September 30, 1999 (Unaudited)

                                                Principal
                                                 Amount           Value
                                                 (000s)          (000s)
--------------------------------------------------------------------------------

Time Warner, Inc.
     6.100% due 12/30/2001                     $   34,275      $   34,055
     7.975% due 08/15/2004                         53,050          55,058
     8.110% due 08/15/2006                        123,424         130,003
     8.180% due 08/15/2007                         44,895          47,134
     7.250% due 09/01/2008                            125             125
Toyoda Automatic Loom
     0.350% due 09/30/2003                        200,000           2,057
TRW, Inc.
     5.930% due 06/28/2000 (d)                     14,200          14,176
U.S. West Capital Funding
     5.960% due 06/15/2000 (d)                     82,700          82,577
Union Pacific Corp.
     5.500% due 05/22/2000 (d)                     60,000          59,869
     6.930% due 06/01/2003                          1,000             996
     6.000% due 09/01/2003                          8,000           7,726
     6.120% due 02/01/2004                            250             239
United Airlines
     9.000% due 12/15/2003                          1,000           1,054
    10.670% due 05/01/2004                          2,050           2,292
USA Waste Services, Inc.
     6.125% due 07/15/2001                         23,500          22,542
UST, Inc.
     7.250% due 06/01/2009                         25,000          24,087
USX Corp.
     9.800% due 07/01/2001                            300             315
Viacom, Inc.
     5.875% due 07/15/2000                          6,200           6,181
Wal-Mart Stores, Inc.
     9.100% due 07/15/2000                            250             256
     8.625% due 04/01/2001                          2,450           2,535
     6.750% due 05/24/2002                            170             172
Waste Management, Inc.
     6.375% due 12/01/2003                            200             184
     6.500% due 05/14/2004                         58,000          57,403
     7.125% due 10/01/2007                          1,800           1,622
Westpoint Stevens, Inc.
     7.875% due 06/15/2005                          8,000           7,520
Westvaco Corp.
     9.650% due 03/01/2002                            150             160
Whitman Corp.
     6.250% due 05/01/2000                         15,800          15,840
Williams Co.
     5.276% due 01/30/2000 (d)                     23,000          23,005
WMX Technologies
     6.700% due 05/01/2001                         10,000           9,758
     7.000% due 10/15/2006                            500             450
Wilshire REIT Trust
     6.532% due 12/30/1999 (d)                     25,802          25,762
Xerox Corp.
     6.500% due 06/29/2000                            280             285
     5.750% due 07/21/2000                            500             499
     5.400% due 09/11/2000                            400             398
     7.410% due 05/15/2001                          1,000           1,017
                                                               ----------
                                                                2,853,072
                                                               ==========
Utilities 5.9%
AEP Resources, Inc.
     6.500% due 12/01/2003                         20,000          19,470
Alabama Power Co.
     5.350% due 11/15/2003                          1,600           1,525
Appalachian Power Co.
     6.350% due 03/01/2000                            500             500
     6.600% due 05/01/2009                         25,000          23,445
AT&T Corp.
     7.350% due 08/27/2001                          7,200           7,351
     7.125% due 01/15/2002                            275             279
     7.000% due 05/15/2005                            200             201
Baltimore Gas & Electric
     6.125% due 07/01/2003                            150             148
Beaver Valley Funding Corp.
     8.250% due 06/01/2003                            616             623
     8.625% due 06/01/2007                          5,000           5,120
BellSouth Telecommunications, Inc.
     7.500% due 06/15/2033                            185             177
California Energy
     9.500% due 09/15/2006                         12,040          12,914
Calpine Corp.
     9.250% due 02/01/2004                          4,150           4,176
     7.625% due 04/15/2006                          7,000           6,654
     7.875% due 04/01/2008                          2,500           2,394
Central Maine Power Co.
     6.500% due 06/14/2000                          5,500           5,480
Chesapeake & Potomac Telephone
     5.625% due 03/01/2007                            500             460
     8.000% due 10/15/2029                          1,125           1,209
Cleveland Electric Illuminating Co.
     7.850% due 11/01/1999                          6,000           6,007
     7.420% due 08/01/2001                         10,000          10,144
     9.500% due 05/15/2005                         13,000          13,702
Cleveland Electric/Toledo Edison
     7.190% due 07/01/2000                         20,400          20,428
CMS Energy
     7.375% due 11/15/2000                         67,535          67,540
     8.000% due 07/01/2001                         11,750          11,709
     8.125% due 05/15/2002                         13,725          13,765
     8.375% due 07/01/2003                         15,000          14,920
     7.000% due 01/15/2005                         30,000          28,634
Commonwealth Edison
     5.204% due 06/15/2002 (d)                      1,000             998
     6.625% due 07/15/2003                          1,000             995
     9.875% due 06/15/2020                         11,700          13,109
Connecticut Light & Power Co.
     5.750% due 07/01/2000                          2,000           1,992
     7.875% due 06/01/2001                            100             101
     7.750% due 06/01/2002                          5,000           5,065
     8.590% due 06/05/2003                         27,000          25,760
Consolidated Edison
     7.600% due 01/15/2000                            100             100
     5.244% due 12/15/2001 (d)                     10,000           9,989
     6.625% due 02/01/2002                            100             100
Consolidated Natural Gas
     7.250% due 10/01/2004                         43,750          43,787
Cox Enterprises, Inc.
     6.625% due 06/14/2002                          5,250           5,231
Duke Energy Corp.
     8.000% due 11/01/1999                             40              40
     7.000% due 06/01/2000                            700             705
     6.750% due 08/01/2025                             25              22
East Coast Power LLC
     6.737% due 03/31/2008                         16,791          16,044
El Paso Electric Co.
     9.400% due 05/01/2011                          7,455           8,115
Enron Corp.
     5.778% due 03/30/2000                         13,000          13,001
     7.660% due 01/14/2002                          5,000           5,110
Entergy Mississippi, Inc.
     5.963% due 05/03/2004 (d)                     31,000          31,000
Flag Limited
     8.250% due 01/30/2008                          1,200           1,050
Houston Lighting & Power Co.
     6.100% due 03/01/2000                            250             250
Indiana Bell Telephone Co., Inc.
     5.500% due 04/01/2007                            500             458
Indianapolis Power & Light
     7.375% due 08/01/2007                            225             232
Korea Electric Power
     3.882% due 10/31/2002 (d)                     18,900           9,906
     6.375% due 12/01/2003                            170             159
Louisiana Power & Light Co.
     7.740% due 07/01/2002                            599             603
MCI Communications Corp.
     6.125% due 04/15/2002                          1,250           1,233
MCI Worldcom, Inc.
     5.645% due 08/17/2000 (d)                     20,000          19,978
     8.875% due 01/15/2006                         24,529          25,962
Montana Power Co.
     5.560% due 04/06/2001 (d)                     15,000          15,003
National Power Corp.
     9.625% due 05/15/2028                         16,000          13,358



62 PIMCO Funds See accompanying notes

                                                   Principal
                                                      Amount              Value
                                                      (000s)             (000s)
================================================================================
National Rural Utilities Cooperative
     6.250% due 04/15/2003                         $ 50,000             $ 48,896
New Century Energies, Inc.
     5.860% due 05/28/2000                            9,400                9,363
     5.860% due 05/30/2000                           15,000               14,949
New England Telephone & Telegraph Co.
     6.375% due 09/01/2008                            1,350                1,288
New Jersey Bell Telephone
     4.875% due 11/01/2000                              800                  789
     7.850% due 11/15/2029                               70                   73
New York Telephone Co.
     6.250% due 02/15/2004                              150                  148
     6.125% due 01/15/2010                               80                   75
Niagara Mohawk Power
     7.000% due 10/01/2000                           57,463               57,696
     7.125% due 07/01/2001                           20,604               20,690
     7.250% due 10/01/2002                           24,783               24,979
     7.375% due 07/01/2003                           38,826               39,050
     7.375% due 08/01/2003                            1,645                1,675
     7.750% due 10/01/2008                           25,200               25,662
North Atlantic Energy
     9.050% due 06/01/2002                            5,995                6,087
Northern Illinois Gas Co.
     6.450% due 08/01/2001                            1,450                1,443
Northern Telecom Limited
     8.750% due 06/12/2001                              300                  312
Nynex Corp.
     9.550% due 05/01/2010                            6,516                7,178
Ohio Bell Telephone Co.
     5.375% due 03/01/2007                              950                  866
Ohio Power Co.
     7.000% due 07/01/2004                           27,000               26,805
Orange PLC
     8.750% due 06/01/2006                           12,000               12,210
     8.000% due 08/01/2008                            1,000                  968
Pacific Gas & Electric Co.
     6.750% due 12/01/2000                            3,049                3,059
Pacific Northwest Bell
     4.375% due 09/01/2002                               50                   47
Pennsylvania Power & Light
     6.000% due 06/01/2000                              500                  500
Philadelphia Electric
     5.625% due 11/01/2001                           17,350               17,087
Philippine Long Distance Telephone Co.
     7.850% due 03/06/2007                            5,000                4,228
    10.500% due 04/15/2009                            6,000                5,849
PP&L, Inc.
     6.125% due 05/01/2001 (d)                        5,000                4,996
     6.550% due 03/01/2006                              500                  491
Public Service
     7.625% due 02/01/2000                              150                  151
     7.250% due 04/01/2000 (d)                        5,000                5,000
     6.500% due 06/01/2000                              500                  501
     6.125% due 08/01/2002                            1,000                  991
Public Service Enterprise Group, Inc.
     6.261% due 11/22/2000 (d)                        6,000                6,010
     5.910% due 06/15/2001 (d)                      156,200              155,886
Queststar Pipeline
     9.375% due 06/01/2021                              200                  214
Reliant Energy, Inc.
     8.750% due 03/01/2022                           10,000               10,356
Sierra Pacific Power Co.
     6.270% due 10/13/2000                           29,000               29,000
Sierra Pacific Resources
     6.200% due 04/15/2004                           20,000               19,279
SK Telecom Co. Limited
     7.750% due 04/29/2004                            5,000                4,858
Southwestern Bell Telephone Co.
     6.125% due 03/01/2000                               50                   50
Sprint Corp.
     8.125% due 07/15/2002                           10,378               10,724
     5.875% due 05/01/2004                           43,000               41,248
System Energy Resources
     7.380% due 10/01/2000                            5,000                5,033
     7.710% due 08/01/2001                           14,850               15,065
Teco Energy, Inc.
     5.540% due 09/15/2001                           44,630               44,051
Tennessee Valley Authority
     3.375% due 01/15/2007                           10,521                9,720
     0.000% due 04/15/2042 (i)                          855                  332
Texas Utilities Co.
     5.558% due 04/24/2000 (d)                       60,100               60,099
     6.064% due 06/25/2001                          125,200              124,866
     6.370% due 08/16/2001                            1,000                  996
     6.438% due 09/24/2001                          206,800              206,800
     5.940% due 10/15/2001                            3,000                2,976
     6.500% due 08/16/2002                            1,000                  998
Texas-New Mexico Power
    10.750% due 09/15/2003                            4,950                5,116
Toledo Edison Co.
     7.380% due 03/31/2000                           11,000               11,028
     8.180% due 07/30/2002                            1,400                1,437
     8.700% due 09/01/2002                           14,500               14,875
     7.850% due 03/31/2003                            7,000                7,123
     7.875% due 08/01/2004                              500                  506
Tuscon Electric Power
     8.500% due 10/01/2009                              454                  465
U.S. West Communications, Inc.
     5.650% due 11/01/2004                            9,000                8,562
     6.625% due 09/15/2005                              400                  394
     6.125% due 11/15/2005                              400                  384
Union Electric Co.
     8.000% due 12/15/2022                            1,000                1,055
United Telecom, Inc.
     9.500% due 06/06/2001                              150                  158
Western Massachusetts Electric
     6.875% due 01/01/2000                              700                  701
     7.375% due 07/01/2001                            7,000                7,028
Western Resources, Inc.
     6.250% due 08/15/2003                           13,500               13,253
Wilmington Trust Co. - Tucson Electric
    10.732% due 01/01/2013 (j)                          991                1,070
WorldCom, Inc.
     6.125% due 08/15/2001                              250                  248
     6.400% due 08/15/2005                            1,000                  977
Yorkshire Power Finance
     6.154% due 02/25/2003                           17,000               16,338
                                                                    ------------
                                                                       1,731,812
                                                                    ------------
Total Corporate Bonds & Notes                                         12,633,519
(Cost $12,743,263)                                                  ============

--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.1%
--------------------------------------------------------------------------------

Florida 0.0%
Greater Orlando Aviation Authority,
Orlando Florida Airport Facitities Revenue Bonds,
(FGIC Insured), Series 1999, 5.125% due 10/01/2028    2,000                1,788
                                                                    ------------
New Mexico 0.0%
Farmington, New Mexico Pollution Control
Revenue Bond, Series A, 5.125% due 04/01/2029           500                  451
                                                                    ------------
New York 0.1%
New York City Municipal Bond
5.622% due 08/01/2002 (d)                            11,058               11,021

New York City, New York Municipal Finance Authority
Water & Sewer System Revenue Bonds, (FSA Insured),
Series 1999, 5.000% due 06/15/2029                    2,500                2,189
                                                                    ------------
                                                                          13,210
                                                                    ============
Pennsylvania 0.0%
Pittsburgh & Allegheny County Pa, (AMBAC Insured),
Series 1999, 5.000% due 02/01/2029                      500                  436

Pittsburgh & Allegheny County Pa, (AMBAC Insured),
Series 1999, 5.125% due 02/01/2035                      500                  441
                                                                    ------------
                                                                             877
                                                                    ============

                               1999 Semi-Annual Report See accompanying notes 63

Total Return Fund
September 30, 1999 (Unaudited)
                                                   Principal
                                                      Amount              Value
                                                      (000s)             (000s)
--------------------------------------------------------------------------------
Utah 0.0%
Weber County, Utah Hospital Revenue Bonds,
Series 1999, 5.000% due 08/15/2030                $      500        $       426
Total Municipal Bonds & Notes                                       ------------
(Cost $16,926)                                                           16,752
                                                                    ============

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 3.5%
--------------------------------------------------------------------------------

A.I.D. Housing Guarantee - Peru
     9.980% due 08/01/2008                               990              1,013
Federal Home Loan Bank
     7.510% due 10/26/1999                               500                501
     5.525% due 01/21/2000                             1,000              1,000
     6.000% due 05/12/2000 (d)                       185,400            184,086
     6.540% due 05/25/2000 (d)                           500                504
     5.500% due 07/14/2000 (d)                         1,150              1,148
     6.160% due 09/18/2000 (d)                         1,000              1,003
     5.662% due 09/10/2001 (d)                         1,000                989
     4.842% due 02/15/2002 (d)                        17,000             16,602
     6.030% due 04/17/2002 (d)                         1,000                992
     7.045% due 04/25/2002 (d)                           500                501
     5.250% due 06/28/2002 (d)                         1,000                974
     6.260% due 12/23/2002 (d)                         1,000                990
     6.110% due 04/17/2003 (d)                         1,000                986
     6.050% due 05/22/2003 (d)                         1,000                983
     5.805% due 08/28/2003 (d)                         1,000                974
     6.000% due 06/30/2004 (d)                         1,000                978
Federal Home Loan Mortgage Corporation
     6.000% due 06/23/2004 (d)                         1,000                974
     6.345% due 02/15/2006 (d)                         1,000                973
     7.245% due 04/24/2006 (d)                           500                500
Federal National Mortgage Assn.
     9.050% due 04/10/2000 (d)                           400                407
     5.560% due 07/24/2000 (d)                           440                439
     5.810% due 01/16/2001 (d)                         1,000                999
     5.160% due 02/02/2001 (d)                           800                792
     6.350% due 11/23/2001 (d)                         1,000                999
     6.450% due 02/14/2002 (d)                         1,000                998
     7.060% due 04/24/2002 (d)                           500                502
     6.110% due 01/02/2003 (d)                         1,000                985
     6.000% due 02/18/2003 (d)                         1,000                980
     6.750% due 03/03/2003 (d)                           500                492
     5.260% due 10/02/2003 (d)                         1,000                960
     5.280% due 10/06/2003 (d)                         1,000                961
     5.500% due 12/01/2003 (d)                         1,000                965
     8.500% due 02/01/2005 (d)                         1,000              1,009
     6.560% due 12/10/2007 (d)                           190                184
     6.875% due 09/10/2012 (d)                        25,000             24,477
New York City
     5.239% due 08/01/2002 (d)                        14,815             14,815
Student Loan Marketing Assn.
     4.129% due 02/20/2000 (d)                       134,700            134,091
     5.129% due 06/30/2000 (d)                        63,700             63,641
     5.483% due 01/25/2003 (d)                        35,494             35,486
     5.225% due 04/25/2004 (d)                        15,164             15,131
     5.175% due 10/25/2004 (d)                        22,962             22,896
     5.195% due 10/25/2004 (d)                        39,851             39,768
     5.225% due 10/25/2005 (d)                        30,609             30,505
     5.291% due 10/25/2005 (d)                        20,485             20,407
     5.333% due 04/25/2006 (d)                       110,189            109,732
     5.395% due 01/25/2007 (d)                        99,218             99,015
     5.495% due 04/25/2007 (d)                       180,624            180,358
                                                                    ------------
Total U.S. Government Agencies                                        1,018,665
(Cost $1,021,594)                                                   ============

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 6.5%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
     3.625% due 07/15/2002  (h)(l)                   814,710            809,648
     3.625% due 07/15/2002  (h)(l)                       276                274
     3.375% due 01/15/2007  (h)(l)                   163,595            156,285
     3.625% due 01/15/2008  (h)(l)                   387,579            375,225
     3.625% due 01/15/2008  (h)                       21,750             21,057
     3.875% due 01/15/2009  (h)(l)                   246,569            242,794
     3.625% due 04/15/2028  (h)                      103,685             95,973
     3.875% due 04/15/2029  (h)(l)                       456                441
U.S. Treasury Bonds
    12.375% due 05/15/2004                             1,000              1,254
    10.375% due 11/15/2012  (l)                       11,430             14,345
    12.000% due 08/15/2013                             6,000              8,291
    13.250% due 05/15/2014                            16,500             24,652
     8.875% due 08/15/2017  (l)                           65                 81
     8.125% due 08/15/2019                            10,515             12,454
U.S. Treasury Notes
     7.875% due 11/15/1999                               500                502
     5.500% due 02/29/2000  (b)                      109,550            109,755
     7.500% due 11/15/2001                               600                622
     6.125% due 12/31/2001                             1,010              1,019
     6.375% due 08/15/2002                               160                163
     5.500% due 01/31/2003                               400                397
     5.875% due 05/15/2004                             1,000              1,055
     6.500% due 10/15/2006                             1,020              1,043
     4.750% due 05/15/2008                            36,100             35,062
                                                                    ------------
Total U.S. Treasury Obligations                                       1,912,392
(Cost $1,932,927)                                                   ============

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 54.6%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 23.4%
ABN AMRO Mortgage Corp.
     6.500% due 06/25/2029                             7,093              6,505
American Southwest Financial
    12.250% due 11/01/2014                                40                 41
    12.500% due 04/01/2015                               376                417
    12.000% due 05/01/2015                               703                722
    11.400% due 09/01/2015                               615                642
American Southwest Financial Securities Corp.
     7.400% due 11/17/2004                            41,000             41,555
     7.248% due 11/25/2038                            50,698             46,118
Bank of America Mortgage Securities
     6.250% due 08/25/2028                            25,000             22,422
     6.500% due 05/25/2029                            15,895             14,866
     7.250% due 10/25/2029                             9,648              8,603
Bankers Trust Co.
     8.625% due 04/01/2018                                58                 58
Bear Stearns Mortgage Securities, Inc.
     7.000% due 09/20/2012                            34,576             33,506
     7.000% due 08/20/2018                            10,000              9,812
     5.938% due 10/25/2023 (d)                         3,718              3,810
    10.000% due 08/25/2024                             5,000              5,454
     7.000% due 03/25/2027                             7,000              6,724
     7.000% due 02/25/2028                            10,000              9,622
Cendant Mortgage Corp.
     6.499% due 11/18/2028 (d)                         5,578              4,715
     6.498% due 11/18/2028 (d)                        14,127             13,142
Centre
     6.715% due 02/01/2009                            31,213             29,667
Chase Mortgage Finance Corp.
     7.607% due 10/25/2009 (d)                         1,659              1,107
     8.250% due 10/25/2010                               783                780
     6.250% due 05/25/2014                            42,955             40,506
     7.000% due 07/25/2024                             4,411              4,418
     7.000% due 08/25/2024                             3,232              3,181
     6.750% due 03/25/2025                             8,197              7,116
     6.204% due 04/25/2025 (d)                        23,781             21,886
     6.550% due 08/25/2028                             3,000              2,941
     6.350% due 07/25/2029                            74,414             73,504
Citicorp Mortgage Securities, Inc.
     9.500% due 09/25/2019                               231                230
     6.633% due 10/25/2022 (d)                        12,223             12,304
     6.250% due 04/25/2024                            11,796             10,187
     7.250% due 10/25/2027                            20,462             19,694
     5.900% due 05/25/2029                            26,490             26,302
CMC Securities Corp.
     6.423% due 09/25/2023 (d)                         5,309              5,339
     7.117% due 04/25/2025 (d)                           201                202
     7.250% due 11/25/2027                             9,402              9,217

64 PIMCO Funds See accompanying notes

                                                   Principal
                                                      Amount              Value
                                                      (000s)             (000s)
--------------------------------------------------------------------------------

Collateralized Mortgage Obligation Trust
    10.200% due 02/01/2016                        $      400        $       409
     8.000% due 09/20/2021                             8,061              8,142
Collateralized Mortgage Securities Corp.
    11.450% due 09/01/2015                                29                 30
    11.450% due 11/01/2015 (d)                           162                163
     8.750% due 04/20/2019                               575                594
Comm
     6.145% due 02/15/2008                             4,832              4,734
Countrywide Home Loans
     6.500% due 07/25/2013                             5,676              5,266
     6.250% due 08/25/2014                            35,885             33,806
     7.305% due 07/25/2024 (d)                         5,120              5,194
     6.750% due 11/25/2025                            25,567             23,558
     7.500% due 06/25/2027                            12,300             12,304
     7.250% due 12/25/2027                             6,224              5,959
     7.250% due 02/25/2028                            57,846             55,654
     6.750% due 06/25/2028                            15,103             13,632
     6.750% due 08/25/2028                            15,564             15,499
     6.500% due 03/25/2029                            16,744             15,395
     6.050% due 04/25/2029                            56,000             53,479
Crusade Global Trust
     5.844% due 02/15/2030 (d)                       100,000            100,000
DLJ Mortgage Acceptance Corp.
     4.224% due 05/25/2024 (d)                           146                152
     6.850% due 12/17/2027                             6,605              6,607
     6.750% due 06/19/2028                           122,753            119,510
Donaldson, Lufkin & Jenrette
     7.413% due 08/01/2021 (d)(j)                      4,903              4,974
     7.225% due 12/25/2022 (d)                         2,214              2,275
     6.993% due 03/25/2024 (d)                           632                656
Drexel Mortgage Funding
     9.500% due 11/20/2017                               839                842
     8.600% due 03/01/2018                               251                252
FBS Mortgage Corp.
     7.092% due 11/25/2024                               692                694
Federal Home Loan Mortgage Corp.
     5.125% due 02/26/2002                             1,260              1,233
     6.750% due 10/15/2003                            18,348             18,440
     7.000% due 10/15/2003                             4,499              4,545
     7.500% due 11/01/2003                             5,853              5,899
     6.000% due 06/15/2005                             6,209              6,215
     6.500% due 07/25/2005                             5,463              5,446
     6.500% due 07/15/2006                             1,075              1,071
     6.500% due 08/15/2006                               710                712
     7.200% due 11/01/2006                            74,000             73,607
     5.500% due 10/15/2007                             6,969              6,858
     6.500% due 05/15/2008                             1,000                996
     5.675% due 06/15/2008 (d)                           185                165
     6.000% due 11/15/2008                               225                218
     6.200% due 12/15/2008                             4,218              3,899
     6.000% due 03/15/2009                               265                259
     7.550% due 03/15/2012                               180                181
     8.500% due 08/15/2013                             2,000              2,079
     8.500% due 09/15/2013                             5,941              6,153
     6.000% due 11/15/2014                               400                360
     5.400% due 05/25/2016                            35,096             34,989
     7.000% due 11/15/2016                             6,130              6,156
     6.250% due 10/15/2017                            21,354             21,328
     5.900% due 03/15/2018                             7,398              7,373
     6.350% due 03/25/2018                               200                199
     5.250% due 05/15/2018                               471                468
     6.500% due 12/15/2018                               920                920
     6.400% due 02/15/2019                            20,000             19,988
     6.500% due 05/15/2019                               391                391
     6.250% due 07/15/2019                            37,090             37,041
     5.000% due 08/15/2019                               152                150
     7.500% due 01/15/2020                             5,666              5,704
     5.250% due 07/15/2020                               460                454
     5.500% due 10/15/2020                                91                 90
     9.500% due 11/15/2020                             4,937              5,132
     8.750% due 12/15/2020                             1,265              1,298
     6.000% due 12/15/2020                               320                311
     9.000% due 12/15/2020                             3,207              3,327
     6.250% due 01/15/2021                               200                196
     8.000% due 04/15/2021                               106                109
     6.500% due 05/15/2021                               134                133
     6.500% due 05/17/2021                                81                 79
     8.500% due 06/15/2021                            29,166             30,121
     9.500% due 07/15/2021                             2,320              2,380
     6.950% due 07/15/2021                               652                650
     9.000% due 07/15/2021                             2,125              2,234
     8.000% due 07/15/2021                            10,869             11,046
     6.950% due 08/15/2021                               185                184
     8.000% due 08/15/2021                            23,472             23,987
     6.200% due 08/15/2021                             1,500              1,496
     7.000% due 09/15/2021                               340                340
     8.000% due 09/15/2021                                 3                  3
     6.500% due 09/15/2021                            30,233             30,042
     7.000% due 10/15/2021                                15                 15
     8.000% due 12/15/2021                            16,995             17,423
     6.850% due 01/15/2022                               700                697
     8.250% due 06/15/2022                             5,000              5,177
     7.000% due 07/15/2022                             8,788              8,538
     8.500% due 10/15/2022                             8,638              8,909
     7.500% due 01/15/2023                            16,359             16,138
     7.500% due 07/15/2023                               395                401
     7.250% due 07/15/2023                                 4                  4
     7.000% due 07/15/2023                               252                236
     6.500% due 07/15/2023                               287                279
     6.500% due 08/15/2023                           183,199            181,369
     7.500% due 01/20/2024                               163                164
     5.000% due 02/15/2024                               116                 99
     6.500% due 02/15/2024                                23                 23
     6.250% due 05/15/2024                            12,485             11,165
     7.250% due 08/15/2024                               190                191
     8.000% due 09/15/2024                            16,250             16,909
     7.000% due 11/17/2025                                40                 40
     6.500% due 03/15/2026                               110                104
     6.945% due 10/01/2026 (d)                         3,542              3,629
     6.000% due 11/15/2026                               550                509
     7.500% due 01/15/2027                            23,368             23,102
     7.500% due 03/17/2027                            20,000             19,631
     7.500% due 06/20/2027                            18,159             17,300
     6.500% due 08/15/2027                            14,660             12,299
     6.500% due 10/15/2027                            32,300             29,759
     6.000% due 11/15/2027                               665                607
     6.500% due 01/25/2028                             8,691              7,863
     7.000% due 02/15/2028                             1,675              1,594
     6.500% due 04/15/2028                           156,507            144,558
     6.500% due 05/15/2028                            48,000             45,555
     6.500% due 06/15/2028                            55,064             49,034
     6.500% due 06/20/2028                            21,923             19,067
     6.500% due 07/15/2028                            28,266             23,706
     6.500% due 08/15/2028                           258,710            219,839
     7.000% due 11/15/2028                             9,000              8,489
     6.500% due 12/15/2028                             6,614              5,464
     6.000% due 12/15/2028                            22,454             18,606
     6.500% due 01/15/2029                            10,411              9,668
     6.000% due 02/15/2029                             3,648              2,680
     6.500% due 03/15/2029                            25,088             22,274
     0.000% due 06/15/2029                            74,088             46,575
     8.000% due 07/15/2029                             1,250              1,237
     5.940% due 08/15/2032 (d)                        31,187             31,753
Federal National Mortgage Assn.
     9.100% due 02/25/2002                             1,828              1,848
     7.500% due 05/25/2005                             6,700              6,833
     7.500% due 02/25/2006                               375                380
     6.500% due 05/01/2006                               217                216
     6.500% due 07/25/2006                                75                 75
     8.000% due 11/25/2006                                30                 31
     6.500% due 05/25/2007                             9,362              9,330
     6.000% due 07/25/2007                               300                297
     9.028% due 08/25/2007 (d)                            12                 12
     6.270% due 09/25/2007                             3,000              2,907
     7.000% due 10/25/2007                               200                201
     6.500% due 05/25/2008                               500                499
     10.500% due 08/25/2008                            7,146              7,723
     7.452% due 09/25/2008 (d)                         1,606              1,466
     6.750% due 11/25/2010                             1,300              1,303


                               1999 Semi-Annual Report See accompanying notes 65

Total Return Fund
September 30, 1999 (Unaudited)
                                                     Principal
                                                        Amount         Value
                                                        (000s)        (000s)
--------------------------------------------------------------------------------

     7.000% due 01/25/2011                             $   302       $   303
     6.000% due 03/18/2015                              18,505        18,412
     8.000% due 12/25/2016                                 223           226
     9.670% due 01/25/2017                                   5             5
     9.300% due 05/25/2018                                 830           867
     5.894% due 06/25/2018 (d)                               4             4
     9.500% due 06/25/2018                                 477           503
     5.500% due 07/25/2018                                  54            54
     9.500% due 11/25/2018                              11,294        11,633
     6.000% due 12/25/2018                                   8             8
     6.000% due 02/25/2019                               5,000         4,978
     6.500% due 03/25/2019                                 885           874
     9.500% due 06/25/2019                               1,698         1,785
     5.650% due 07/25/2019                               2,560         2,547
     9.300% due 08/25/2019                                  93            98
     6.350% due 08/25/2019                                 346           345
     8.000% due 10/25/2019                               3,135         3,160
     9.000% due 12/25/2019                               7,379         7,656
     7.500% due 12/25/2019                                  92            92
     6.500% due 03/25/2020                               1,108         1,107
     7.500% due 05/25/2020                               4,161         4,210
     6.750% due 06/25/2020                               1,329         1,331
     6.000% due 06/25/2020                                 269           269
     5.000% due 09/25/2020                                 200           188
     7.000% due 09/25/2020                              19,398        19,485
     9.000% due 09/25/2020                               4,445         4,619
     8.000% due 12/25/2020                              24,277        24,892
     8.750% due 01/25/2021                               3,922         4,036
     9.000% due 01/25/2021                               6,909         7,168
     5.750% due 02/18/2021                                 100            95
     9.000% due 03/25/2021                                 598           619
     7.500% due 03/25/2021                               9,766         9,808
     7.000% due 05/25/2021                                 300           297
     6.500% due 06/25/2021                               5,531         5,343
     7.500% due 06/25/2021                                  99           100
     8.000% due 07/25/2021                              18,472        18,691
     8.500% due 09/25/2021                               6,560         6,730
     7.000% due 10/25/2021                               8,688         8,565
     8.000% due 10/25/2021                              22,645        23,213
     7.000% due 11/25/2021                              24,015        23,976
     6.000% due 12/25/2021                                  58            57
     8.000% due 01/25/2022                              21,700        22,192
     8.000% due 03/25/2022                                 132           133
     7.000% due 04/25/2022                              17,091        16,632
    10.000% due 05/01/2022                                 175           190
     7.000% due 06/25/2022                               1,585         1,562
     8.000% due 06/25/2022                               3,565         3,702
     7.000% due 07/25/2022                               6,991         6,918
     8.000% due 07/25/2022                              56,488        57,621
     7.800% due 10/25/2022                               4,143         4,149
     6.500% due 10/25/2022                               3,794         3,469
     6.500% due 12/25/2022                                 251           248
     3.663% due 02/25/2023 (d)                          15,771           927
     7.000% due 03/25/2023                              27,100        26,100
     6.500% due 05/18/2023                               9,107         9,053
     6.900% due 05/25/2023                                 148           138
     7.000% due 06/25/2023                               4,641         4,323
     5.333% due 07/25/2023 (d)                             146           130
     6.000% due 08/25/2023                              13,179        11,399
     6.500% due 08/25/2023                                  49            47
     1.000% due 09/25/2023                                 350           317
     6.750% due 09/25/2023                               3,713         3,439
     6.750% due 10/25/2023                                 558           492
     7.500% due 10/25/2023                                  67            67
     6.500% due 11/25/2023                                 103           100
     6.500% due 12/25/2023                               1,089           961
     7.100% due 12/25/2023                               6,769         6,446
     6.500% due 01/25/2024                               2,490         2,131
     7.250% due 02/25/2024                                  43            43
     6.500% due 02/25/2024                               5,150         4,818
     7.500% due 06/20/2024                                 120           121
     7.000% due 02/18/2025                                 140           140
     6.600% due 05/18/2025                                 219           209
     7.500% due 11/17/2025                                 289           295
     7.500% due 12/25/2025                                 360           358
     7.000% due 02/15/2026                             $   180       $   179
     7.000% due 07/18/2026                                 450           434
     6.500% due 09/18/2026                                 120           112
     7.000% due 12/18/2026                              15,122        13,950
     6.000% due 12/25/2026                                 170           156
     6.000% due 03/25/2027                                 320           294
     6.000% due 05/17/2027                               5,470         4,709
     7.000% due 07/18/2027                                 460           449
     6.500% due 03/01/2028                                 559           537
     6.500% due 06/25/2028                               3,400         3,112
     6.500% due 07/18/2028                              67,412        61,808
     9.092% due 09/25/2028                              27,550        29,005
     6.000% due 04/25/2029                              10,181         7,780
     6.300% due 10/17/2038                              14,453        12,050
First Commonwealth Savings & Loan
    10.375% due 04/01/2005                                  18            19
First Nationwide Trust
     6.750% due 07/25/2029                              15,821        15,746
     6.500% due 10/19/2029                              61,642        59,176
First Union Residential Securitization, Inc.
     6.750% due 08/25/2028                               9,048         8,151
General Electric Capital Mortgage Services, Inc.
     6.750% due 12/25/2012                               3,285         3,275
     6.500% due 09/25/2023                               1,175         1,030
     6.500% due 12/25/2023                               8,631         7,568
     6.500% due 01/25/2024                               3,895         3,398
     6.500% due 02/25/2024                                   5             5
     6.500% due 03/25/2024                              57,897        52,782
     6.500% due 04/25/2024                              62,140        51,311
     7.500% due 07/25/2027                              10,278        10,131
     7.000% due 11/25/2027                              37,500        36,098
     6.650% due 05/25/2028                               8,566         8,538
     6.750% due 05/25/2028                              23,934        22,179
     6.750% due 06/25/2028                               1,554         1,551
     6.550% due 06/25/2028                              23,450        22,605
     6.500% due 12/25/2028                              19,500        17,954
     5.950% due 07/25/2029                              24,794        24,445
     6.000% due 07/25/2029                              18,307        17,950
     6.250% due 07/25/2029                             132,674       128,696
     6.500% due 07/25/2029                              95,240        87,290
     7.000% due 09/25/2029                               3,126         2,777
     7.250% due 08/25/2029                               8,000         7,642
General Motors Acceptance Corp.
     6.150% due 11/15/2007                              12,286        11,911
     6.700% due 03/15/2008                              16,155        15,675
     6.974% due 07/15/2032                              30,000        30,078
     6.570% due 09/15/2033                              19,727        19,441
Goldman Sachs Mortgage Corp.
     6.000% due 12/31/2007 (j)                           9,948         9,416
     8.000% due 09/20/2027                              40,872        40,846
Government National Mortgage Assn.
     6.250% due 06/20/2022                              59,840        59,615
     7.250% due 12/16/2023                               9,829         9,930
     7.000% due 01/15/2024                                 471           464
     8.000% due 05/16/2024                                 115           116
     7.000% due 03/20/2026                                 320           311
     7.000% due 08/20/2026                                 137           134
     7.500% due 02/16/2027                                  38            37
     7.500% due 07/16/2027                              27,763        27,799
     6.500% due 06/20/2028                              10,670         9,114
     6.500% due 07/20/2028                              36,671        30,562
     6.500% due 09/20/2028                              26,674        22,471
     6.500% due 01/20/2029                              26,104        21,731
     6.500% due 03/20/2029                              16,259        14,965
     6.000% due 05/20/2029                              10,202         8,307
Greenwich
     6.685% due 04/25/2022 (d)                             806           816
     6.514% due 07/25/2022 (d)                           2,600         2,629
     6.657% due 10/25/2022 (d)                             108           109
     6.719% due 04/25/2023 (d)                           1,480         1,485
     7.168% due 04/25/2024 (d)                           1,830         1,846
     7.528% due 06/25/2024 (d)                           1,828         1,863
     8.064% due 08/25/2024 (d)                           2,703         2,772
     8.145% due 11/25/2024 (d)                             741           752

66 PIMCO Funds See accompanying notes

                                                   Principal
                                                      Amount          Value
                                                      (000s)         (000s)
--------------------------------------------------------------------------------

GS Mortgage Securities Corp.
     6.060% due 10/18/2030                          $ 33,872       $ 32,893
Headlands Mortgage Securities, Inc.
     7.250% due 11/25/2012                             2,693          2,702
     7.160% due 12/25/2012                               924            927
     7.250% due 11/25/2027                             5,000          4,948
     6.650% due 02/25/2029                           161,687        153,429
ICI Funding Corp. Secured Assets Corp.
     7.250% due 09/25/2027                            18,068         17,820
     7.750% due 03/25/2028                             1,896          1,894
Imperial CMB Trust
     5.695% due 09/25/2026 (d)                         8,909          8,956
     7.250% due 11/25/2029                               161            159
     6.650% due 11/25/2029                             1,338          1,330
Independent National Mortgage Corp.
     6.650% due 10/25/2024                             2,723          2,625
     7.237% due 11/25/2024 (d)                         2,521          2,586
     8.750% due 12/25/2024                                30             31
     7.650% due 01/25/2025 (d)                           205            209
     8.000% due 06/25/2025                                41             41
     6.850% due 07/25/2025 (d)                        11,118         11,335
     7.164% due 07/25/2025 (d)                         5,985          6,108
     7.500% due 09/25/2025                             1,692          1,702
International Mortgage Acceptance Corp.
    12.250% due 03/01/2014                               337            377
J.P. Morgan Commercial Mortgage Finance Corp.
     9.000% due 10/20/2020                            12,180         12,286
     8.218% due 04/25/2028                             1,615          1,579
     6.533% due 01/15/2030                            20,000         19,478
     7.325% due 07/15/2031                            55,799         56,516
Kidder Peabody Acceptance Corp.
     7.440% due 09/25/2024 (d)                        13,304         13,265
LB Mortgage Trust
     8.396% due 01/20/2017                            12,725         13,256
Marine Midland
     8.000% due 10/25/2023                                11             11
Mellon Residential Funding Corp.
     6.350% due 06/25/2028                            22,000         21,529
     6.110% due 01/25/2029                            23,900         22,584
     6.570% due 07/25/2029                            44,000         43,849
     6.580% due 07/25/2029                            55,500         55,223
Merrill Lynch Mortgage
     7.263% due 06/15/2021 (d)                         5,902          5,891
     7.113% due 06/15/2021                             2,967          2,949
     7.523% due 06/15/2021 (d)                         5,537          5,490
     6.950% due 06/18/2029                            37,775         38,008
Midland Realty Acceptance Corp.
     7.020% due 01/25/2029                            26,247         26,215
Morgan Stanley Capital
     6.860% due 05/15/2006                             2,534          2,540
     6.190% due 01/15/2007                            27,044         26,307
     6.160% due 04/03/2009                            14,571         14,096
     6.590% due 10/03/2030                             5,906          5,841
Mortgage Capital Funding, Inc.
     7.800% due 04/15/2006                               500            513
     7.008% due 09/20/2006                            15,545         15,278
Mortgage Capital Trust V
     8.875% due 04/01/2018                               102            101
Nacional Financier
    22.000% due 05/20/2002 (d)                       300,000         30,933
NationsBanc Montgomery Funding Corp.
     6.500% due 07/25/2028                             9,000          8,274
     6.250% due 10/25/2028                             2,000          1,799
Nationslink Funding Corp.
     5.805% due 02/10/2001                            33,086         33,086
     6.096% due 12/10/2001                             9,000          8,951
     6.333% due 10/22/2004                             7,780          7,738
     5.638% due 04/10/2007 (d)                         9,337          9,337
Nomura Asset Securities Corp.
     6.882% due 05/25/2024 (d)                         3,799          3,900
     7.000% due 10/29/2029 (d)                        15,000         14,128
Norwest Asset Securities Corp.
     6.750% due 12/25/2012                            19,758         19,502
     6.250% due 11/25/2013                            41,806         40,395
    12.250% due 04/01/2014                                54             53
     6.750% due 09/25/2027                             3,970          3,894
     6.350% due 04/25/2028                             2,500          2,494
     6.750% due 10/25/2028                             7,427          7,071
     6.500% due 12/25/2028                            20,000         18,397
     6.500% due 02/25/2029                            55,000         50,651
     6.200% due 04/25/2029                            77,385         74,821
     5.950% due 04/25/2029                           121,792        116,822
     6.000% due 04/25/2029                            19,713         19,316
     5.950% due 04/25/2029                            17,152         16,926
     6.500% due 04/25/2029                            12,200         11,204
     6.300% due 04/25/2029                            10,384          9,962
     6.500% due 06/25/2029                            41,178         37,747
PaineWebber Mortgage
     6.000% due 04/25/2009                            11,951         11,392
PNC Mortgage Securities Corp.
     6.750% due 06/25/2016                            12,259         12,154
     7.000% due 10/25/2027                            36,434         35,208
     6.500% due 02/25/2028                             2,437          2,432
     7.000% due 02/25/2028                            25,911         24,957
     7.000% due 05/25/2028                             7,784          7,767
     6.750% due 07/25/2028                             3,527          3,320
     6.550% due 07/25/2028                            24,500         24,301
     6.750% due 09/25/2028                             4,000          3,762
     6.200% due 06/25/2029                            34,900         34,144
     6.500% due 06/25/2029                            41,211         37,804
Prudential Bache
     5.740% due 09/01/2018 (d)                           265            261
     8.400% due 03/20/2021                             2,567          2,640
Prudential Home Mortgage Securities
     7.000% due 01/25/2008                            23,860         23,592
     6.400% due 04/25/2009                             1,748          1,744
     6.950% due 11/25/2022                               222            205
     7.000% due 07/25/2023                            13,903         13,833
     6.750% due 10/25/2023                             8,935          7,390
     7.970% due 11/25/2023 (d)                         2,048          2,040
     5.900% due 12/25/2023                             8,696          8,639
     6.050% due 04/25/2024                             4,634          4,604
     6.800% due 05/25/2024                            10,193          9,052
     6.000% due 05/25/2024                                 9              9
     6.450% due 11/25/2025                             5,264          4,628
     3.914% due 12/25/2025 (d)                           383            370
Prudential Securities Secured Financing Corp.
     6.074% due 01/15/2008                            14,579         14,085
     6.955% due 06/15/2008                            14,791         14,822
PSB Financial Corp.
    11.050% due 12/01/2015                               553            590
Residential Accredit Loans, Inc.
     6.250% due 03/25/2014                            28,370         27,430
     7.250% due 06/25/2027                             2,100          2,072
     7.500% due 08/25/2027                            15,000         14,937
     7.000% due 02/25/2028                            41,115         39,626
Residential Asset Securities Corp.
     7.000% due 03/25/2027                                34             34
Residential Asset Securitization Trust
     7.375% due 03/25/2027                             5,142          5,043
     7.000% due 10/25/2027                            19,745         18,940
     6.750% due 06/25/2028                            22,074         22,083
     6.500% due 12/25/2028                             1,250          1,132
Residential Funding Mortgage Securities, Inc.
     7.000% due 08/25/2008                             8,379          8,408
     6.250% due 10/25/2008                                36             36
     7.500% due 09/25/2011                            19,855         20,030
     6.500% due 12/25/2012                            18,586         17,905
     6.500% due 01/25/2013                           144,948        141,709
     7.750% due 09/25/2022                               558            562
     8.000% due 01/25/2023                             3,452          3,504
     7.500% due 09/25/2025                            18,020         18,149
     7.500% due 12/25/2025                               959            960
     7.750% due 11/25/2026                             9,000          9,110
     7.500% due 06/25/2027                            51,535         51,277
     7.500% due 07/25/2027                            25,265         25,298
     7.250% due 10/25/2027                            44,000         43,033
     7.000% due 11/25/2027                             7,000          6,619
     6.750% due 02/25/2028                            15,201         14,922
     6.750% due 05/25/2028                            60,741         56,674

                              1999 Semi-Annual Report See accompanying notes  67

Total Return Fund
September 30, 1999 (Unaudited)

                                                    Principal
                                                       Amount            Value
                                                       (000s)           (000s)
--------------------------------------------------------------------------------
     6.750% due 06/25/2028                         $   14,950       $   14,888
     6.750% due 09/25/2028                             61,993           58,226
     6.500% due 10/25/2028                             52,000           47,842
     6.250% due 11/25/2028                              3,000            2,704
     6.500% due 01/25/2029                             52,231           48,009
     6.200% due 05/25/2029                            107,102          106,255
     6.500% due 06/25/2029                              8,343            6,405
     6.750% due 07/25/2029                             22,600           21,152
Resolution Trust Corp.
     6.278% due 09/25/2020 (d)                         12,262            4,537
     6.869% due 09/25/2020 (d)                          1,915            1,598
     8.441% due 06/25/2021 (d)                            284              284
     8.684% due 08/25/2021 (d)                            503              502
     8.694% due 08/25/2021                              8,000            7,991
     6.610% due 09/25/2021 (d)                             99               99
     8.625% due 10/25/2021                                171              170
     8.136% due 10/25/2021 (d)                            176              175
     5.623% due 10/25/2021 (d)                            148              146
     8.625% due 05/25/2022 (d)                          1,746            1,745
     7.375% due 08/25/2023 (d)                          2,000            2,003
     8.835% due 12/25/2023                              2,050            2,066
     9.450% due 05/25/2024                             16,688           16,632
     7.100% due 12/25/2024                              1,500            1,458
     6.941% due 07/25/2028 (d)                         14,001           13,977
     6.780% due 10/25/2028 (d)                          6,994            7,029
     6.580% due 10/25/2028 (d)                         17,005           17,396
     6.877% due 05/25/2029 (d)                          3,136            3,195
     7.268% due 05/25/2029 (d)                          3,573            3,565
RMF Commercial Mortgage Securities, Inc.
     6.715% due 01/15/2019                                235              229
Rural Housing Trust
     3.330% due 10/01/2028                                 43               40
Ryan Mortgage Acceptance Corp.
     9.450% due 10/01/2016                                101              106
Ryland Acceptance Corp.
    11.500% due 12/25/2016                                108              108
     8.200% due 09/25/2022                                 41               42
    14.000% due 11/25/2031                              1,019            1,096
Ryland Mortgage Securities Corp.
     7.200% due 08/25/2022 (d)                          2,171            2,201
     6.562% due 08/25/2029 (d)                          3,596            3,697
     6.556% due 10/25/2031 (d)                          6,216            6,256
Salomon Brothers Mortgage Securities
     6.852% due 11/25/2022 (d)                            775              790
     7.669% due 07/01/2024 (d)                          5,873            5,991
     5.615% due 06/25/2027 (d)                            728              729
     5.719% due 04/25/2029 (d)                          8,799            8,781
     5.723% due 04/25/2029 (d)                         33,398           33,388
Santa Barbara Savings
     9.500% due 11/20/2018                              2,599            2,598
Saxon Mortgage
     7.181% due 08/25/2023 (d)                         17,635           18,104
     6.500% due 02/25/2024                              2,501            2,479
     7.622% due 09/25/2024 (d)                          6,732            6,972
Securitized Asset Sales, Inc.
     6.975% due 10/25/2023 (d)                          1,996            2,052
     6.966% due 12/26/2023 (d)                          1,534            1,526
     7.410% due 09/25/2024 (d)                          9,900           10,000
Security Pacific National Bank
     5.968% due 03/01/2018 (d)                             95               95
Small Business Investment Co.
     7.540% due 08/10/2009                             88,000           87,560
Southern Pacific Secured Assets Corp.
     5.509% due 06/25/2028 (d)                         57,961           57,643
Starwood Commercial Mortgage
     6.600% due 02/03/2009                             12,535           12,413
Structured Asset Mortgage Investments, Inc.
     6.125% due 11/25/2013                             16,748           16,076
     6.906% due 06/25/2028 (d)                         41,996           42,009
     6.250% due 11/25/2028                              9,878            8,925
     6.750% due 01/25/2029                              3,000            2,815
     6.300% due 05/25/2029                             20,829           20,405
     6.584% due 06/25/2029 (d)                         32,422           31,591
     7.250% due 07/25/2029                             32,686           32,608
TMA Mortgage Funding Trust
     5.719% due 01/25/2029                             41,726           41,726
Union Planters Mortgage Finance Corp.
     6.800% due 01/25/2028                             15,000           14,701
     6.750% due 01/25/2028                              4,000            3,856
Vendee Mortgage Trust
     7.000% due 02/15/2000                              1,127            1,127
     7.750% due 03/15/2016                                600              605
     7.500% due 08/15/2017                                370              374
     7.750% due 05/15/2018                                550              559
     6.500% due 05/15/2020                             26,946           25,187
Western Federal Savings & Loan
     6.430% due 06/25/2021 (d)                          4,413            4,442
                                                                    ----------
                                                                     6,874,323
                                                                    ==========
Federal Home Loan Mortgage Corporation 10.2%
     5.125% due 10/15/2008                                160              144
     5.500% due 04/01/2001-10/14/2029 (g)             269,387          242,341
     5.750% due 08/15/2020                                300              295
     6.000% due 12/01/2000-10/14/2028 (g)           2,237,782        2,105,558
     6.055% due 12/01/2026 (d)                          6,915            6,816
     6.125% due 04/01/2017-06/01/2017 (d)(g)               60               60
     6.500% due 07/01/2001-10/14/2029 (g)             369,874          350,555
     6.543% due 11/01/2026 (d)                          9,478            9,518
     6.625% due 01/01/2019 (d)                             10               10
     6.732% due 11/01/2028 (d)                         29,366           29,316
     6.750% due 01/17/2025                             12,519           12,468
     6.775% due 11/01/2003                                 69               69
     6.781% due 07/01/2022 (d)                          1,219            1,248
     6.849% due 07/01/2023 (d)                            641              654
     6.856% due 05/01/2023 (d)                          1,968            1,991
     6.873% due 07/01/2025 (d)                          8,301            8,369
     6.883% due 09/01/2023 (d)                         12,200           12,502
     6.919% due 07/01/2023 (d)                          2,262            2,324
     6.930% due 05/01/2023 (d)                          1,246            1,276
     6.931% due 09/01/2023 (d)                          1,692            1,718
     6.934% due 08/01/2023 (d)                          6,243            6,339
     6.942% due 07/01/2024 (d)                          2,184            2,236
     6.948% due 08/01/2023 (d)                          1,182            1,203
     6.978% due 01/01/2024 (d)                            555              572
     6.984% due 08/01/2024 (d)                            375              383
     7.000% due 01/01/2000-07/01/2028 (g)              16,809           16,873
     7.013% due 01/01/2024 (d)                            553              566
     7.036% due 04/01/2023 (d)                            583              590
     7.059% due 08/01/2023 (d)                            550              569
     7.075% due 05/01/2027 (d)                          1,260            1,286
     7.095% due 11/01/2023 (d)                            419              430
     7.102% due 06/01/2024 (d)                          1,258            1,293
     7.125% due 09/01/2023 (d)                          2,693            2,772
     7.129% due 08/01/2023 (d)                             11               11
     7.157% due 10/01/2023 (d)                            511              528
     7.198% due 10/01/2023 (d)                          1,726            1,771
     7.208% due 10/01/2023 (d)                          1,217            1,258
     7.210% due 10/25/2023 (d)                         18,319           19,200
     7.230% due 11/01/2023 (d)                            434              438
     7.241% due 04/01/2029 (d)                          1,626            1,677
     7.270% due 04/01/2024 (d)                          8,222            8,453
     7.282% due 09/01/2027 (d)                          3,185            3,284
     7.333% due 11/01/2023 (d)                            349              353
     7.500% due 09/01/2003-10/14/2029 (g)              59,502           59,867
     7.533% due 09/01/2023 (d)                          1,717            1,738
     7.550% due 10/01/2023 (d)                          1,845            1,868
     7.555% due 10/01/2023 (d)                          1,137            1,151
     7.750% due 04/01/2007                                 30               30
     8.000% due 10/01/2007-10/01/2027 (g)               4,650            4,779
     8.250% due 08/01/2007-12/01/2009 (g)                 224              230
     8.500% due 09/01/2001-01/01/2028 (g)              28,637           29,720
     8.750% due 02/01/2001-12/01/2010 (g)                 184              190
     8.900% due 11/15/2020                             15,239           15,694
     9.000% due 01/01/2002-09/15/2020 (g)                 737              767
     9.250% due 06/01/2009-11/01/2013 (g)                 117              121
     9.500% due 08/01/2001-06/01/2021 (g)               1,691            1,787
     9.750% due 11/01/2004-05/01/2009 (g)                  51               54
    10.000% due 06/01/2004-11/15/2019 (g)                 860              895
    10.250% due 03/15/2009-05/01/2009 (g)               1,361            1,470
    11.000% due 09/01/2000-07/01/2019 (g)                 724              784

68 PIMCO Funds See accompanying notes

                                                    Principal
                                                       Amount            Value
                                                       (000s)           (000s)
--------------------------------------------------------------------------------

    11.250% due 10/01/2009-09/01/2015 (g)          $      138       $      150
    11.500% due 03/01/2000-05/01/2000 (g)                   3                3
    12.500% due 12/01/2012                                 21               23
    13.250% due 10/01/2013                                 81               93
    14.000% due 04/01/2016                                 24               28
    15.500% due 08/01/2011-11/01/2011 (g)                  16               18
    16.250% due 05/01/2011                                  3                3
                                                                    ----------
                                                                     2,980,780
                                                                    ==========
Federal Housing Administration 1.6%
     6.500% due 02/15/2001-03/01/2040 (g)(j)           14,652           14,555
     6.630% due 05/28/2039-07/01/2040 (g)               3,091            3,043
     6.687% due 07/25/2040                              1,491            1,492
     6.750% due 02/01/2022-05/28/2039 (g)              11,619           11,692
     6.755% due 06/25/2039                             16,213           15,560
     6.770% due 05/28/2039                             19,300           19,451
     6.780% due 05/28/2039                              6,162            6,172
     6.790% due 05/01/2039                             10,920           10,489
     6.830% due 12/01/2039-08/01/2041 (g)              19,216           19,062
     6.875% due 11/01/2015                              3,153            3,134
     6.880% due 02/01/2041                             11,520           11,592
     6.896% due 07/01/2020                             24,706           24,682
     6.900% due 12/01/2040                              3,469            3,494
     6.930% due 01/01/2036                             21,741           21,215
     7.000% due 11/15/2040                              3,645            3,736
     7.050% due 05/28/2039-03/25/2040 (g)               4,517            4,431
     7.125% due 03/01/2034                              4,444            4,489
     7.211% due 12/01/2021                              2,792            2,831
     7.250% due 12/01/2021-04/30/2039 (g)              20,116           20,516
     7.310% due 07/30/2039                             23,566           23,785
     7.315% due 08/01/2019                             34,827           33,270
     7.317% due 05/01/2019                              4,915            4,931
     7.375% due 03/01/2019-01/01/2024 (g)              11,469           11,534
     7.400% due 02/01/2021                              2,403            2,429
     7.430% due 12/01/2016-05/01/2025 (g)              90,545           91,678
     7.450% due 04/01/2040                              7,616            7,561
     7.465% due 11/01/2019                             34,279           34,846
     7.500% due 03/01/2032-09/30/2039 (g)              20,131           20,119
     7.630% due 08/01/2041                              2,028            2,038
     7.650% due 11/01/2018-11/01/2040 (g)               7,560            7,640
     7.700% due 11/15/2039                              6,753            6,702
     7.750% due 11/15/2039                              7,033            7,025
     8.250% due 10/01/2039                              4,722            4,786
                                                                    ----------
                                                                       459,980
                                                                    ==========
Federal National Mortgage Association 3.4%
     5.500% due 02/01/2014-10/14/2028 (g)             213,191          191,547
     5.650% due 04/25/2005                                 91               91
     5.654% due 09/01/2017 (d)                          4,708            4,557
     5.730% due 05/01/2018-03/01/2033 (d)(g)           17,840           17,453
     5.740% due 08/01/2029 (d)                          1,067            1,043
     5.745% due 09/01/2024 (d)                          2,832            2,778
     5.746% due 05/01/2036 (d)                          1,151            1,122
     5.748% due 10/01/2032 (d)                         16,800           16,433
     5.753% due 11/01/2035-05/01/2036 (d)(g)          107,077          104,560
     5.758% due 05/01/2036 (d)                         57,590           56,160
     6.000% due 05/01/2000-01/01/2029 (g)             126,696          120,378
     6.194% due 04/01/2027 (d)                            167              167
     6.200% due 04/25/2005                                379              379
     6.250% due 07/25/2007                                100              100
     6.375% due 10/25/2029                             53,570           52,448
     6.386% due 09/01/2022 (d)                          1,553            1,577
     6.390% due 05/25/2036                             17,144           13,765
     6.407% due 12/01/2023 (d)                          1,036            1,056
     6.485% due 09/01/2022 (d)                          1,549            1,563
     6.500% due 11/01/2003-03/01/2029 (g)              74,439           71,816
     6.573% due 04/01/2026 (d)                          1,419            1,447
     6.600% due 09/25/2018                              4,894            4,908
     6.629% due 01/01/2024 (d)                            473              489
     6.632% due 02/01/2026 (d)                            597              617
     6.637% due 12/01/2027 (d)                          9,611            9,777
     6.690% due 01/01/2024 (d)                            919              949
     6.691% due 08/01/2027 (d)                         50,516           51,155
     6.750% due 08/01/2003                                380              384
     6.759% due 09/01/2024 (d)                          1,453            1,484
     6.770% due 09/01/2005                                225              226
     6.793% due 07/01/2024 (d)                          5,562            5,677
     6.813% due 10/01/2027 (d)                          6,309            6,412
     6.832% due 03/01/2025 (d)                          3,816            3,913
     6.833% due 11/01/2025 (d)                          2,416            2,484
     6.835% due 07/01/2003                                 68               68
     6.904% due 01/01/2024 (d)                            230              238
     6.913% due 03/01/2026 (d)                          3,231            3,329
     6.950% due 11/01/2023-03/25/2026 (d)(g)              468              473
     6.977% due 11/01/2025 (d)                          4,612            4,726
     6.986% due 01/01/2026 (d)                          1,517            1,557
     6.989% due 11/01/2025 (d)                          1,637            1,672
     7.000% due 07/01/2001-07/01/2028 (g)             136,412          135,951
     7.070% due 01/01/2024 (d)                          2,175            2,240
     7.083% due 05/01/2026 (d)                            728              749
     7.096% due 05/01/2024 (d)                          2,609            2,732
     7.157% due 11/01/2023 (d)                          1,058            1,088
     7.195% due 09/01/2025 (d)                          2,405            2,460
     7.250% due 05/01/2002-01/01/2023 (g)              11,176           11,170
     7.276% due 12/01/2023 (d)                          1,412            1,452
     7.350% due 09/01/2027 (d)                          2,233            2,313
     7.500% due 08/01/2003-10/14/2029 (g)              61,101           61,562
     7.566% due 09/01/2023 (d)                          3,370            3,479
     7.577% due 10/01/2023 (d)                            413              421
     7.750% due 06/01/2009                                190              195
     8.000% due 09/01/2001-12/01/2026 (g)               6,030            6,172
     8.250% due 10/01/2008-02/01/2017 (g)                 588              609
     8.500% due 07/01/2001-05/01/2027 (g)               3,027            3,141
     9.000% due 10/01/2004-04/01/2017 (g)               1,112            1,160
     9.250% due 10/01/2001                                  9                9
     9.500% due 12/01/2006-07/01/2022 (g)                  90               97
     9.750% due 11/01/2008                                 71               77
    10.000% due 09/01/2003-05/01/2022 (g)                 555              602
    10.500% due 12/01/2016-04/01/2022 (g)                 587              643
    10.750% due 03/01/2014                                 26               28
    12.000% due 05/01/2016                                 12               13
    13.000% due 09/01/2013                                 37               42
    13.250% due 09/01/2011                                 15               18
    14.500% due 11/01/2011-01/01/2013 (g)                  55               61
    14.750% due 08/01/2012-11/01/2012 (g)                 201              234
    15.000% due 10/15/2012                                111              131
    15.500% due 10/01/2012-12/01/2012 (g)                  19               22
    15.750% due 12/01/2011-08/01/2012 (g)                 129              153
    16.000% due 09/01/2012                                133              157
                                                                    ----------
                                                                     1,000,159
                                                                    ==========
Government National Mortgage Association 15.3%
     5.000% due 07/20/2028-08/20/2028 (d)(g)           23,546           23,304
     5.500% due 05/20/2028-06/20/2028 (d)(g)           32,532           32,216
     5.650% due 10/15/2012                                 12               11
     6.000% due 10/15/2008-10/21/2029 (d)(g)          555,341          521,513
     6.125% due 12/20/2020-12/20/2027 (d)(g)          416,315          421,953
     6.375% due 06/20/2021-06/20/2027 (d)(g)          593,637          602,320
     6.500% due 05/15/2001-10/15/2038 (g)           2,114,771        2,022,814
     6.625% due 12/15/2000-01/15/2040 (d)(g)          471,592          477,171
     6.750% due 07/15/2001-06/20/2028 (g)              23,349           20,812
     6.800% due 09/15/2001-10/15/2040 (g)               3,000            2,947
     6.820% due 09/15/2001                             10,931           11,095
     6.850% due 10/15/2040                              6,191            6,255
     6.875% due 04/20/2023 (d)                            454              461
     7.000% due 10/15/2001-11/22/2029 (g)             291,985          286,459
     7.125% due 08/20/2027 (d)                             51               51
     7.500% due 04/15/2007-10/21/2029 (g)              29,888           30,079
     8.000% due 05/15/2001-09/20/2026 (g)               2,409            2,478
     8.250% due 08/15/2004-05/15/2022 (g)                 519              546
     8.500% due 06/15/2001-01/20/2027 (g)               7,786            8,053
     8.750% due 03/15/2007-07/15/2007 (g)                 104              108
     9.000% due 06/15/2001-07/20/2022 (g)               4,891            5,150
     9.250% due 10/15/2001-12/20/2016 (g)                 272              284
     9.500% due 04/15/2001-08/15/2023 (g)               4,371            4,693
     9.750% due 09/15/2002-01/15/2021 (g)                 172              182
    10.000% due 04/15/2001-02/15/2025 (g)               3,622            3,953
    10.250% due 10/15/1999-02/20/2019 (g)                  28               31
    10.500% due 06/15/2004-04/20/2016 (g)                 230              246
    11.000% due 01/15/2001-03/15/2019 (g)                 124              137
    11.250% due 03/15/2001-12/20/2015 (g)                  38               43
    11.500% due 10/15/2010-05/15/2013 (g)                  10               12
    12.000% due 02/15/2000-01/15/2015 (g)                  65               74

                               1999 Semi-Annual Report See accompanying notes 69

Total Return Fund
September 30, 1999 (Unaudited)

                                                    Principal
                                                       Amount            Value
                                                       (000s)           (000s)
--------------------------------------------------------------------------------

    12.500% due 01/15/2011                        $        1      $         2
    13.000% due 12/15/2012-10/15/2014 (g)                 25               29
    13.250% due 10/20/2014                                20               23
    13.500% due 11/15/2012-12/15/2012 (g)                  6                7
    15.000% due 02/15/2012-10/15/2012 (g)                112              134
    16.000% due 01/15/2012-05/15/2012 (g)                 73               87
    17.000% due 11/15/2011-12/15/2011 (g)                 77               87
                                                                  -----------
                                                                    4,485,820
                                                                  ===========
Other Mortgage-Backed Securities 0.6%
Aames Mortgage Trust
     7.275% due 05/15/2020                                 9                9
Allied Waste North America, Inc.
     8.188% due 07/30/2006 (d)                        27,045           26,910
     8.250% due 07/30/2007 (d)                         7,573            7,573
     8.438% due 07/30/2007 (d)                        20,554           20,479
Bank of America
     9.000% due 03/01/2008                                48               48
Citibank, NA
     8.000% due 07/25/2018                                56               57
DBL Mortgage Funding
     9.500% due 08/01/2019                                 8                8
Federal Home Loan Mortgage Corp.
    11.875% due 06/15/2013                                45               48
First Interstate Bancorp
     9.125% due 01/01/2009 (j)                            11               11
General Electric Credit Corp.
     8.000% due 03/01/2002 (j)                            33               33
     7.250% due 07/25/2011                             4,807            4,821
German American Capital Corp.
     8.360% due 09/30/2002                             1,976            1,972
     6.581% due 07/01/2018 (d)                         8,665            8,506
Great Western Savings & Loan
     5.580% due 08/01/2017 (d)                           137              135
Guardian
     6.601% due 12/25/2018 (d)                            98               85
Home Savings of America
     8.464% due 08/01/2006                                75               74
     5.464% due 05/25/2027 (d)                         2,560            2,489
     6.121% due 08/20/2029 (d)                         9,844            9,906
Imperial Savings & Loan
    10.000% due 09/01/2016                               122              127
     8.238% due 01/25/2017 (d)                            69               69
     8.828% due 07/25/2017 (d)                           279              278
LTC Commercial Corp.
     7.100% due 11/28/2012                             3,712            3,732
MDC Mortgage Funding
     8.031% due 01/25/2025 (d)                           208              212
Merrill Lynch Mortgage
     7.883% due 06/15/2021 (d)                         1,229            1,220
Mid-State Trust
     8.330% due 04/01/2030                            68,694           70,663
Morgan Stanley Mortgage
     8.150% due 07/20/2021                                 7                7
Resolution Trust Corp.
     6.800% due 09/25/2020 (d)                           359              338
     6.968% due 05/25/2029 (d)                         3,940            3,893
Salomon Brothers Mortgage Securities
    11.500% due 09/01/2015                               964              991
Sears Mortgage
    12.000% due 02/25/2014                               755              756
     7.217% due 10/25/2022 (d)                         2,708            2,738
Western Federal Savings & Loan
     6.269% due 11/25/2018 (d)                            27               27
                                                                  -----------
                                                                      168,215
                                                                  ===========
Stripped Mortgage-Backed Securities 0.1%
Bear Stearns Mortgage Securities, Inc. (IO)
     7.200% due 07/25/2024                               449               39
Federal Home Loan Mortgage Corp. (IO)
     6.500% due 08/15/2006                               406               16
     6.500% due 11/15/2006                             1,022               39
     6.500% due 03/15/2007                             1,339               48
     5.750% due 09/15/2007 (d)                         6,401              428
     6.000% due 10/15/2007                               427               27
     6.000% due 01/15/2008                               179               11
     5.428% due 02/15/2008 (d)                           639               59
     6.400% due 10/15/2008                               115               11
     6.500% due 08/15/2016                             1,378               43
     6.500% due 08/15/2017                               305               12
     7.000% due 04/15/2018                             1,145               81
     7.500% due 08/15/2018                                68                2
     8.845% due 01/15/2021                                 2               51
     9.000% due 05/15/2022                               119               29
     6.500% due 09/15/2023                               391               51
     6.500% due 06/15/2029                            74,088           24,693
Federal National Mortgage Association (IO)
     6.750% due 09/25/2004                                 1                0
     7.000% due 06/25/2005                                 3                0
     6.500% due 07/25/2006                             2,191               84
     7.272% due 09/25/2006                                 4               36
     6.500% due 02/25/2007                             2,181              148
     6.500% due 07/25/2007                               757               35
     6.500% due 09/25/2007                             2,818              207
     6.500% due 10/25/2007                             1,002               62
     0.100% due 03/25/2009 (d)                        31,999              574
     7.000% due 08/25/2015                               625                6
     7.000% due 08/25/2016                               254                5
     6.500% due 08/25/2020                             2,666              340
    10.070% due 01/25/2021                                 0                4
     7.500% due 04/25/2021                             1,887              305
     9.032% due 08/25/2021                                 7              182
     0.950% due 11/25/2021 (d)                        30,703              519
     6.500% due 10/25/2022                               212               20
     6.500% due 01/25/2023                             3,321              552
Federal National Mortgage Association (PO)
     0.000% due 09/01/2007                               846              673
     0.000% due 02/25/2021                             1,299            1,262
     0.000% due 06/25/2022                               934              894
     0.000% due 08/25/2023                               295              196
PaineWebber (IO)
    13.595% due 08/01/2019                                 1               60
Vendee Mortgage Trust (IO)
     0.542% due 06/15/2023 (d)                       173,629            3,072
                                                                  -----------
                                                                       34,876
                                                                  -----------
Total Mortgage-Backed Securities                                   16,004,153
(Cost $16,239,569)                                                ===========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 8.8%
--------------------------------------------------------------------------------

Advanta Mortgage Loan Trust
     5.575% due 05/25/2027 (d)                         2,536            2,534
Advanta Revolving Home Equity Loan Trust
     5.750% due 01/25/2024 (d)                        35,400           35,400
AFC Home Equity Loan Trust
     6.623% due 10/25/2026 (d)                         3,487            3,518
Allied Waste North America, Inc.
     8.438% due 07/30/2007 (d)                         4,327            4,327
America West Airlines
    10.500% due 01/02/2004 (d)                            23               22
American Express Credit Account Master Trust
     6.800% due 12/15/2003                             1,500            1,504
American Stores
     5.613% due 08/30/2004                            20,000           19,775
Americredit Automobile Receivable Trust
     6.540% due 05/12/2001                               352              353
     5.304% due 10/12/2002                            23,000           22,810
     5.780% due 05/12/2003                            43,000           42,342
Amresco Residential Securities
     5.539% due 10/25/2027 (d)                         6,381            6,378
     5.494% due 05/25/2028 (d)                        11,106           11,139
Arcadia Automobile Receivables Trust
     6.300% due 07/16/2001                               603              604
     6.250% due 09/15/2002                            83,500           83,396
     5.900% due 11/15/2002                            22,725           22,714
     6.300% due 07/15/2003                            26,025           25,975
     6.900% due 12/15/2003                            26,800           26,773
Associates Manufactured Housing
     7.000% due 03/15/2027                             9,086            9,126
Auto Receivables Trust
     6.500% due 04/16/2003                                 4                4

70 PIMCO Funds See accompanying notes

                                                 Principal
                                                    Amount            Value
                                                    (000s)           (000s)
--------------------------------------------------------------------------------

Banc One Home Equity Trust
     6.460% due 06/25/2029                       $  53,462        $  53,278
Bayview Financial Acquisition
     5.889% due 02/25/2029 (d)                       6,361            6,365
Brazos Student Loan Finance Co.
     5.495% due 06/01/2023 (d)                      32,700           32,095
     5.200% due 12/01/2025 (d)                      24,015           24,000
California Infrastructure
     6.150% due 06/25/2002                          11,356           11,367
Champion Home Equity Loan Trust
     5.599% due 03/25/2029 (d)                       6,201            6,155
Charter Commercial Holdings LLC
     7.810% due 03/31/2008                          20,000           20,000
Charter Communications
     7.890% due 03/31/2008                          17,000           17,064
Chase Manhattan Auto Owner Trust
     5.750% due 10/15/2001                             431              431
Chase Manhattan Grantor Trust
     5.200% due 02/15/2002                             321              320
     6.610% due 09/15/2002                           1,828            1,836
Chase Mortgage Finance Corp.
     6.750% due 10/25/2028                          30,000           26,437
CMC Securities Corporation IV
     7.250% due 11/25/2027                           1,227            1,206
Columbia/HCA Healthcare
     7.125% due 06/11/2000                          25,000           24,750
Community Program Loan Trust
     4.500% due 10/01/2018                          26,417           23,891
     4.500% due 04/01/2029                          26,000           19,500
Conseco
     6.650% due 09/25/2029                          26,000           26,000
Contimortgage Home Equity Loan Trust
     6.370% due 10/15/2012 (d)                      13,248           13,222
     6.130% due 03/15/2013                           5,000            4,989
     6.150% due 03/15/2013 (d)                       3,428            3,429
     6.400% due 07/15/2014                           2,000            1,992
     6.770% due 01/25/2018                          41,700           41,600
     6.990% due 03/15/2021                             350              351
     6.930% due 11/25/2022                          36,300           36,093
     5.409% due 06/15/2028 (d)                       4,707            4,703
     5.479% due 08/15/2028 (d)                       3,934            3,911
Copelco Capital Funding Corp.
     6.340% due 07/20/2004                              22               22
CPS Auto Trust
     5.995% due 06/15/2002                           7,000            6,999
CS First Boston Mortgage Securities Corp.
     6.750% due 09/25/2028                           6,960            6,586
Daimler-Benz Vehicle Trust
     6.050% due 03/31/2005                           4,691            4,692
Delta Air Lines Equipment Trust
     9.230% due 07/02/2002 (j)                       7,081            7,405
    10.500% due 01/02/2007 (j)                       6,839            7,926
    10.570% due 01/02/2007 (j)                      15,881           19,156
     9.550% due 01/02/2008 (j)                       7,773            8,513
    10.430% due 01/02/2011                             960            1,112
    10.000% due 06/05/2013                          10,828           12,499
Delta Funding Home Equity Loan
     6.140% due 02/15/2018                          46,849           46,784
Discover Card Master Trust
     5.600% due 05/16/2006                           1,600            1,541
     5.301% due 10/16/2013 (d)                         400              401
Duck Auto Grantor Trust
     5.650% due 03/15/2004                          12,852           12,775
EQCC Home Equity Loan Trust
     6.710% due 07/15/2011                             330              331
     5.540% due 10/15/2027 (d)                       1,211            1,195
Equivantage Home Equity Loan Trust
     6.550% due 10/25/2025                             104              104
Felco Funding LLC
     5.980% due 09/15/2001                             500              500
Fidelity Equipment Lease Trust
     5.860% due 09/15/2001                          27,949           27,818
First Omni Bank
     6.650% due 09/15/2003 (d)                       1,500            1,510
First Security Auto Grantor Trust
     6.100% due 04/15/2003                           1,359            1,361
First Security Corp.
     5.875% due 11/01/2003                           9,000            8,614
First Union Master Credit Card Trust
     5.096% due 09/15/2003                          88,750           88,860
Flag Limited
     7.213% due 12/15/2004 (d)                      13,501           13,265
Fleet Financial Credit Association
     7.760% due 10/18/2017                          28,900           28,781
FMAC Loan Receivables Trust
     6.200% due 09/15/2020                             330              325
     6.500% due 09/15/2020                             252              248
     6.830% due 09/15/2020                             680              621
Ford Credit Auto Owner Trust
     5.800% due 10/15/2000                             361              361
     5.310% due 04/16/2001                             209              209
     5.770% due 11/15/2001                          20,000           19,957
Ford Credit Grantor Trust
     6.750% due 09/15/2000                             639              639
Ford Motor Credit Corp.
     5.500% due 02/15/2003                           5,300            5,246
Fred Meyer, Inc.
     6.250% due 03/19/2003 (d)                      12,405           12,297
General Motors Acceptance Corp.
     6.500% due 04/15/2002                          12,475           12,487
     5.770% due 11/18/2025 (d)                      50,000           49,920
Green Tree Financial Corp.
     7.150% due 07/15/2027                             711              715
     6.490% due 03/15/2028                          59,750           59,784
     6.420% due 11/15/2028                           2,854            2,857
     6.870% due 04/01/2030                           1,105            1,023
     6.660% due 06/01/2030                           1,405            1,263
Green Tree Floorplan Receivables Master Trust
     5.750% due 11/01/2004                          46,000           46,000
Green Tree Home Improvement Loan
     6.390% due 01/15/2029                          16,088           16,122
Green Tree Recreational Equipment
     6.430% due 04/17/2006                           3,300            3,300
Household Consumer Loan Trust
     5.800% due 08/15/2006 (d)                      26,231           25,927
IKON Receivables LLC
     5.600% due 05/15/2005                          31,029           30,917
IMC Home Equity Loan Trust
     7.373% due 07/25/2026 (d)                         875              879
IMPAC Secured Assets CMN Owner
     7.770% due 07/25/2025                           2,000            1,980
Indymac Home Equity Loan
     5.346% due 10/25/2029 (d)                      21,965           21,969
Intergrated Health Services
     8.875% due 12/31/2005 (d)                      14,775           12,116
LP Timberland Limited
     5.725% due 11/13/1999 (d)                      10,000            9,850
Korea National Housing
     8.438% due 05/23/2001                          65,000           65,975
Lyondell Petroleum
     8.303% due 06/17/2003                           7,500            7,463
     8.674% due 06/17/2003                           3,448            3,431
     8.980% due 12/31/2003 (d)                      79,700           79,352
MBNA Master Credit Card Trust
     6.050% due 11/15/2002                             245              245
Mellon Bank Home Equity
     5.900% due 10/25/2010                          20,924           20,826
Merit Securities Corp.
     6.160% due 07/28/2033                          11,052           10,992
     7.880% due 12/28/2033                          34,400           34,024
Metlife Capital Equipment Loan Trust
     6.850% due 05/20/2008 (d)                         320              321
Metris Master Trust
     5.943% due 04/20/2006 (d)                      20,000           20,150
Money Store Home Equity Trust
     6.115% due 06/15/2010                           1,162            1,160
     7.550% due 02/15/2020                             500              503
     6.345% due 11/15/2021 (d)                       2,171            2,168
     5.399% due 05/15/2025 (d)                       8,800            8,802

                               1999 Semi-Annual Report See accompanying notes 71

Total Return Fund
September 30, 1999 (Unaudited)

                                              Principal
                                                 Amount         Value
                                                 (000s)        (000s)
--------------------------------------------------------------------------------

Morgan Stanley Capital
     5.394% due 07/25/2027 (d)               $    1,438    $    1,433
MPC Natural Gas Funding Trust
     6.200% due 03/15/2013                        9,731         9,397
Myra-United Mexican States
     5.813% due 10/20/2006 (d)                      444           402
     5.875% due 12/23/2006 (d)                      931           819
     6.093% due 12/23/2006 (d)                    1,283         1,155
     6.063% due 12/23/2006 (d)                    1,019           897
     5.875% due 12/23/2006 (d)                       23            21
     5.813% due 12/23/2006 (d)                    6,045         5,444
     5.875% due 12/23/2006 (d)                    3,304         2,865
     5.813% due 12/23/2006 (d)                    5,253         4,691
     5.733% due 12/23/2006 (d)                    1,561         1,406
     5.875% due 12/23/2006 (d)                    2,389         2,103
National Medical Care
     6.563% due 09/30/2003 (d)                   58,333        57,706
NationsBank Corp.
     5.850% due 06/15/2002                          615           616
Nationsbank Credit Card Master Trust
     6.450% due 04/15/2003                          225           226
Newcourt Receivable Asset Trust
     6.240% due 12/20/2004                            8             8
Nomura CBO Limited
     6.670% due 05/15/2009                        1,900         1,941
Norwest Asset Securities Corp
     6.500% due 04/25/2013                       21,149        20,332
     6.500% due 06/25/2013                       10,957        10,529
     7.500% due 03/25/2027                       28,340        27,874
     6.750% due 05/25/2028                       27,707        25,651
     6.750% due 07/25/2028                       12,657        11,611
     6.200% due 09/25/2028                       19,077        19,018
NPF XI, Inc.
     6.815% due 07/01/2001                        8,860         8,886
NPF XII, Inc.
     7.050% due 06/01/2003                       31,000        30,758
Olympic Automobile Receivable Trust
     6.050% due 08/15/2002                       19,784        19,814
PP&L Transition Bond Co.
     6.830% due 03/25/2007                       28,800        28,905
Premiere Auto Trust
     6.575% due 10/06/2000                          602           603
     5.770% due 01/06/2002                       13,025        13,018
Primedia, Inc.
     8.130% due 07/31/2004 (d)                   20,000        19,975
Republic of Korea
     8.063% due 04/08/2001 (d)                   10,000        10,038
Residential Asset Securities Corp.
     6.960% due 07/25/2014                       55,000        54,983
     6.240% due 02/25/2017                        7,170         7,112
     6.600% due 01/25/2020                        5,200         5,190
     8.000% due 10/25/2024 (d)                    6,965         6,969
     5.464% due 10/25/2027 (d)                    3,803         3,783
     6.750% due 03/25/2028                       40,000        37,166
Residential Funding Mortgage
     7.000% due 10/29/2029                       26,041        24,706
RJR Nabisco
     7.500% due 12/31/2001 (d)                   25,000        24,531
Salomon Brothers Mortgage Securities
     5.639% due 06/25/2029 (d)                   51,646        51,630
     5.960% due 11/10/2029                       27,900        27,900
Saxon Asset Securities Trust
     6.475% due 11/25/2020                           31            30
     5.613% due 05/25/2029 (d)                   13,327        13,337
Sears Credit Account Master Trust
     6.050% due 01/16/2008                          500           494
     7.000% due 07/15/2008                          500           508
Starwood Hotels & Resorts Worldwide, Inc.
     9.133% due 02/23/2003 (d)                   20,000        20,000
Stone Container Corp.
     8.750% due 10/01/2003 (d)                    5,433         5,446
The Money Store Home Equity Trust
     7.380% due 03/15/2017                        5,044         5,047
     6.490% due 10/15/2026                       17,000        16,791
Total Renal Care Holdings
     8.125% due 03/31/2008                       47,520        47,461
Toyota Auto Lease Trust
     6.450% due 04/26/2004                          300           300
UCFC Manufactured Housing
     5.240% due 01/15/2010 (d)                   13,063        13,045
UniCapital Corp.
     6.540% due 07/23/2002                       39,800        39,800
United Air Lines Equipment Trust
     9.200% due 03/22/2008                        4,137         4,404
    10.360% due 11/13/2012                        7,000         8,116
    10.020% due 03/22/2014                        6,925         7,744
    10.850% due 07/05/2014                       34,111        41,102
    10.850% due 02/19/2015                        1,500         1,769
    10.125% due 03/22/2015                       14,300        16,803
     9.060% due 06/17/2015                        5,000         5,121
     9.210% due 01/21/2017                        2,000         2,131
USAA Auto Loan Grantor Trust
     6.150% due 05/15/2004                        3,139         3,137
     5.800% due 01/15/2005                        5,353         5,334
WFS Financial Owner Trust
     6.050% due 07/20/2001                          230           229
     6.500% due 09/20/2001                        1,095         1,098
WWC Mortgage Loan
     5.831% due 09/25/2029                       97,000        97,000
Ziff-Davis, Inc.
     8.813% due 03/31/2006                       15,000        15,009
                                                            ---------
Total Asset-Backed Securities                               2,578,221
(Cost $2,590,257)                                           =========

---------------------------------------------------------------------
SOVEREIGN ISSUES 3.8%
---------------------------------------------------------------------
African Development Bank
     9.300% due 07/01/2000                          200           205
Alcan Aluminum
     5.875% due 04/01/2000                          250           250
Banco Nacional de Comercio Exterior
     7.500% due 07/01/2000                        2,000         2,011
Cemex SA
    10.750% due 07/15/2000                        6,250         6,406
Central Bank Philippines
     6.000% due 06/01/2008 (d)                   14,240        13,172
Citibank Nassau
     9.750% due 04/26/2000                       17,100        17,142
City of Buenos Aires
    11.250% due 04/11/2007                        5,000         4,218
Credit Lyonnais
     5.688% due 07/21/2000 (d)                    6,750         6,721
Embotelladora Africa SA
     9.875% due 03/15/2006                        8,500         8,844
Export-Import Bank Korea
     6.500% due 11/15/2006                        5,000         4,738
Hellenic Republic
     5.828% due 06/06/2001 (d)                   20,000        20,091
Hydro Quebec
     7.375% due 02/01/2003                          150           154
     9.400% due 02/01/2021                          500           608
     8.500% due 12/01/2029                        5,085         5,610
     9.375% due 04/15/2030                          600           727
     9.500% due 11/15/2030                        2,370         2,911
Kingdom of Sweden
    10.250% due 11/01/2015                          500           643
Korea Development Bank
     6.510% due 10/20/2000                       11,000        10,977
     8.600% due 03/25/2002                        1,600         1,633
     6.500% due 11/15/2002                        2,040         1,967
     7.125% due 04/22/2004                       19,125        18,560
Korean Export-Import Bank
     7.125% due 09/20/2001                       10,000         9,872
Nacional Financiera
     8.693% due 12/01/2000 (d)                      510           521
     9.750% due 03/12/2002                       10,000        10,200
     6.875% due 05/08/2003 (d)                    7,750         7,401
Petroleos Mexicanos
     7.750% due 10/29/1999                        1,000         1,000
     9.375% due 12/02/2008                       33,150        33,794

72 PIMCO Funds See accompanying notes

                                                  Principal
                                                     Amount            Value
                                                     (000s)           (000s)
=============================================================================
Providence of Newfoundland
     9.000% due 06/01/2019                       $      500       $      576
Province of Buenos Aires
    12.500% due 03/15/2002                           10,400            9,880
Province of Nova Scotia
     9.375% due 07/15/2002                            1,000            1,069
Province of Ontario
     6.125% due 06/28/2000                              800              803
     7.750% due 06/04/2002                              200              207
     7.625% due 06/22/2004                            1,000            1,042
     7.000% due 08/04/2005                            1,000            1,015
     5.500% due 10/01/2008                           10,000            9,130
Province of Quebec
     7.500% due 07/15/2002                            6,000            6,158
     8.800% due 04/15/2003                              100              107
     5.650% due 06/11/2004 (d)                       15,500           15,475
     7.125% due 02/09/2024                              910              873
Republic of Argentina
    10.950% due 11/01/1999                            7,575            7,604
    14.250% due 11/30/2002 (d)                       56,511           53,403
    11.447% due 04/10/2005 (d)                      143,500          126,474
Republic of Bulgaria
     6.500% due 07/28/2011 (d)                        5,000            3,545
     2.750% due 07/28/2012 (d)                       20,000           12,563
     6.500% due 07/28/2024 (d)                       10,000            6,874
Republic of Chile
     6.875% due 04/28/2009                           25,000           23,491
Republic of Colombia
     8.750% due 10/06/1999                            1,000            1,000
     7.625% due 02/15/2007                            6,200            4,828
     8.625% due 04/01/2008                            5,000            4,024
Republic of Germany
     0.000% due 07/04/2028                           61,000           55,643
Republic of Korea
     7.594% due 04/08/2000 (d)                       88,000           88,330
     8.281% due 04/08/2000 (d)                       31,044           31,160
Republic of Philippines
     6.377% due 01/05/2005 (d)                       16,652           15,905
     6.000% due 12/01/2007                           10,438            9,629
     6.500% due 12/01/2017                            4,216            3,544
Republic of Poland
     5.000% due 10/27/2014                           35,265           31,033
     3.000% due 10/27/2024 (d)                       33,000           20,090
Republica Orient Uruguay
     7.250% due 05/04/2009                            2,500            2,400
Royal Bank of Scotland Group PLC
     6.400% due 04/01/2009                           15,000           13,898
Sanwa Finance Aruba AEC
     8.350% due 07/15/2009                           42,300           43,397
State of Israel
     6.200% due 06/14/2003                               25               24
State of Qatar
     9.500% due 05/21/2009                           30,000           30,975
United Mexican States
     6.313% due 03/20/2000 (d)                          306              304
     6.625% due 03/20/2000 (d)                          153              150
     5.750% due 04/07/2000 (d)                       54,645           54,027
     6.000% due 04/07/2000 (d)                       26,945           26,770
     6.768% due 06/27/2002 (d)                      101,701           98,922
     7.000% due 06/02/2003                              200              127
     6.263% due 04/07/2004 (d)                       17,681           18,899
     9.060% due 04/07/2004 (d)                       35,486           35,681
     6.250% due 12/31/2019                            6,250            4,647
     5.874% due 12/31/2019                            8,000            6,896
     5.875% due 12/31/2019 (d)                       49,500           42,666
                                                                 ------------
Total Sovereign Issues                                             1,115,634
(Cost $1,115,536)                                                ============

-----------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.6%
-----------------------------------------------------------------------------
AXA
     2.500% due 01/01/2014                 EC         2,475            2,506
City of Montreal
    11.500% due 09/20/2000                 C$         7,000            5,032
Commonwealth of Canada
     6.500% due 06/01/2004                            1,000              703
Commonwealth of New Zealand
     0.000% due 03/15/2002                 N$        32,500           74,468
     0.000% due 04/15/2003                           05,400           52,959
     4.500% due 02/15/2016                           23,000           11,886
Export-Import Bank Korea
     3.162% due 10/06/2000 (d)             DM         5,000            2,655
France Telecom
     2.000% due 01/01/2004                 FF         9,761            1,824
Interamerican Development Bank
     5.750% due 04/15/2004                 N$        35,400           17,115
Korea Development Bank
     2.850% due 05/14/2001 (d)             DM        50,000           26,622
     2.560% due 06/26/2001                 JY     2,500,000           23,870
Newcourt Credit Group
     7.625% due 06/28/2001                 C$         9,400            6,475
Province of Saskatchewan
     9.125% due 02/15/2021                  $         3,000            3,611
Republic of Argentina
     5.500% due 03/27/2001                 JY     4,290,000           40,130
Republic of Philippines
     8.000% due 09/17/2004                 EC        10,000           10,982
Reynolds, R.J
     6.875% due 11/22/2000                 DM         9,500            5,277
United Mexican States
     3.100% due 04/24/2002                 JY     2,542,000           23,663
     8.750% due 05/30/2002                 BP        23,000           37,527
     7.000% due 06/02/2003                 C$        30,000           19,250
     6.630% due 12/31/2019                 FF        60,000            8,920
     1.573% due 12/31/2019 (d)             JY     1,662,500           12,736
     3.850% due 12/31/2019                        9,145,000           74,267
                                                                 ------------
Total Foreign Currency-Denominated Issues                            462,478
(Cost $445,993)                                                  ============

-----------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.3%
-----------------------------------------------------------------------------
Banking & Finance 0.1%
ACOM Co. Limited
     0.000% due 03/31/2002                          150,000            1,917
American Express
     1.125% due 02/19/2003                            1,425            1,731
Bell Atlantic Financial Services
     5.750% due 04/01/2003                            7,000            7,088
Deutsche Bank Financial
     0.000% due 02/12/2017                           13,150            6,189
Fuji International Finance Trust
     0.250% due 02/01/2002                          720,000            6,969
Hellenic Finance
     2.000% due 07/15/2003                            2,000            2,191
Morgan St. Dean Witter
     0.000% due 03/02/2006                            5,860            5,450
Swiss Life Finance Limited
     2.000% due 05/20/2005                            1,500            1,438
                                                                 ------------
                                                                      32,973
                                                                 ============
Consumer Discretionary 0.1%
Costco Wholesale Corp.
     0.000% due 08/19/2017                            2,000            1,730
Home Depot, Inc.
     3.250% due 10/01/2001                            1,000            2,966
Interpublic Group Co., Inc.
     1.870% due 06/01/2006                            3,000            2,760
                                                                 ------------
                                                                       7,456
                                                                 ============
Energy 0.0%
Devon Energy Corp.
     4.900% due 08/15/2008                            2,000            1,970
Diamond Offshore Drill
     3.750% due 02/15/2007                  $         2,250      $     2,368
                                                                 ------------
                                                                       4,338
                                                                 ============
Health Care 0.0%
Alpharma, Inc.
     5.750% due 04/01/2005                            1,000            1,325
Athena Neurosciences, Inc.
     4.750% due 11/15/2004                            2,000            2,248
Wellpoint Health Network
     0.000% due 07/02/2019                            5,000            2,906
                                                                 ------------
                                                                       6,479
                                                                 ============


                               1999 Semi-Annual Report See accompanying notes 73

Total Return Fund
September 30, 1999 (Unaudited)

                                                  Principal
                                                     Amount         Value
                                                     (000s)        (000s)
--------------------------------------------------------------------------------

Industrial 0.0%
Sanmina Corp.
     4.250% due 05/01/2004                           3,000          3,353
                                                                ---------
Technology 0.1%
ASM Lithography Holding
     2.500% due 04/09/2005                           1,500            843
Hewlett-Packard Co.
     0.000% due 10/14/2017                           5,950          3,600
Intel Corp.
     4.000% due 09/01/2004                           1,000          2,489
Mindspring Enterprises
     5.000% due 04/15/2006                           2,000          1,858
Stmicroelectron
     0.000% due 09/22/2009                           3,500          2,853
U.S. Cellular Corp.
     0.000% due 06/15/2015                           3,500          2,244
Veritas Software Corp.
     1.856% due 08/13/2006                           2,500          2,644
Xerox Corp.
     0.570% due 04/21/2018                           4,000          2,225
                                                                ---------
                                                                   18,756
                                                                =========
Utilities 0.0%
Clear Channel Communications
     2.625% due 04/01/2003                           2,200          3,091
Telefonos De Mexico SA
     4.250% due 06/15/2004                           3,400          3,239
                                                                ---------
                                                                    6,330
                                                                ---------
Total Convertible Bonds & Notes                                    79,685
(Cost $75,619)                                                  =========


--------------------------------------------------------------------------------
PREFERRED STOCK 0.1%
--------------------------------------------------------------------------------

                                                    Shares
Banco Bilbao Vizcaya International
     9.750% due 12/31/2049                         266,217          6,922
Barclays Bank
    11.500% due 12/31/2049                         215,500          5,657
CSC Holdings, Inc.
    11.125% due 12/31/2049                          22,937          2,460
Fresenius Medical Care
     7.875% due 02/01/2008                           4,000          3,675
Home Ownership Funding
    13.331% due 12/31/2049                           1,125            934
News Corp. Limited
     5.000% due 11/12/2016                         100,000          5,831
TCI Communications, Inc.
    10.000% due 05/31/2045                          49,000          1,277
     9.720% due 12/31/2036                         622,553         16,381
Unocal Capital Trust
     6.250% due 12/31/2049                             402             22
                                                                ---------
Total Preferred Stock                                              43,159
(Cost $45,785)                                                  =========

--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK 0.1%
--------------------------------------------------------------------------------

Banking & Finance 0.0%
Lincoln National Corp. Cvt. Pfd.
     7.750% due 08/16/2001                         100,000          2,094
Newell Financial Trust Cvt. Pfd.
     5.250% due 12/01/2027                          50,000          2,025
Tokai Bank Cvt. Pfd.
     0.000% due 10/01/2004                          72,000            574
Union Pacific Capital Trust Cvt. Pfd.
     6.250% due 04/01/2028                          50,000      $   2,281
                                                                ---------
                                                                    6,974
                                                                =========
Energy 0.1%
Apache Corp. Cvt. Pfd.
     6.500% due 05/15/2002                          60,000          2,400
Coastal Corp. Cvt. Pfd.
     6.625% due 08/16/2002                         135,000          3,518
Kerr-McGee Corp. Cvt. Pfd.
     5.500% due 08/01/2004                          77,000          3,022
                                                                ---------
                                                                    8,940
                                                                =========
Industrial 0.0%
Sealed Air Corp. Cvt. Pfd.
     4.000% due 04/01/2018                          40,000          2,030
                                                                ---------
Technology 0.0%
Verio, Inc. Cvt. Pfd.
     6.750% due 08/01/2007                          45,000          1,941
                                                                ---------

Utilities 0.0%
Cox Communications, Inc. Cvt. Pfd.
     7.000% due 08/16/2002                          50,000          2,888
Reliant Energy, Inc. Cvt. Pfd.
     7.000% due 07/01/2000                          20,000          2,040
Utilicorp United Cvt. Pfd.
     9.750% due 11/16/2002                         100,000          2,525
                                                                ---------
                                                                    7,453
                                                                ---------
Total Convertible Preferred Stock                                  27,338
(Cost $29,024)                                                  =========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 3.6%
--------------------------------------------------------------------------------

                                                 Principal
                                                    Amount
                                                    (000s)
Certificates of Deposit 0.3%
Commerzbank AG
     6.200% due 05/10/2000                        $ 85,500         84,854
                                                                ---------
Commercial Paper 2.9%
American Express
     5.280% due 10/12/1999                           1,400          1,388
     5.280% due 10/27/1999                          22,800         22,703
Associates First Capital Corp.
     5.280% due 10/12/1999                           3,400          3,395
Banc One Finance Corp.
     5.750% due 02/09/2000                          24,000         23,514
Bellsouth Telecom
     5.270% due 10/04/1999                           3,700          3,698
     5.320% due 10/04/1999                           1,300          1,299
     5.290% due 10/26/1999                           5,200          5,181
Coca Cola Co.
     5.270% due 10/13/1999                             300            299
     5.270% due 10/22/1999                           6,400          6,380
     5.280% due 10/29/1999                           2,000          1,992
Crown Cork & Seal Co.
     6.250% due 02/11/2000                          15,000         14,693
Export Development Corp.
     5.270% due 10/04/1999                           1,652          1,651
Federal Home Loan Mortgage Corp.
     5.190% due 10/07/1999                           1,000            999
     5.150% due 10/19/1999                             900            898
     5.200% due 10/28/1999                           2,900          2,889
Federal National Mortgage Assn.
     5.156% due 10/04/1999                             380            380
     5.240% due 10/04/1999                             200            200
     5.160% due 10/27/1999                           8,000          7,970
General Electric Capital Corp.
     5.300% due 10/18/1999                             200            199
     5.300% due 10/20/1999                             400            399
     5.680% due 01/26/2000                           5,200          5,107
     5.760% due 02/24/2000                          25,000         24,416
General Motors Acceptance Corp.
     5.300% due 10/19/1999                           2,400          2,394
Goodyear Tire & Rubber Co.
     6.250% due 01/26/2000                             800            784
Hewlett-Packard Co.
     5.310% due 10/05/1999                       $   5,400      $   5,397
     5.300% due 10/07/1999                           2,400          2,398
IBM Corp.
     5.270% due 10/12/1999                           1,200          1,198
MCI Worldcom, Inc.
     6.180% due 01/27/2000                             300            295
     5.360% due 01/27/2000                           7,500          7,368
     5.425% due 01/27/2000                           2,100          2,062
     5.450% due 01/27/2000                           5,000          4,911
     5.455% due 01/27/2000                           4,800          4,714

74 PIMCO Funds See accompanying notes

                                                           Principal
                                                              Amount          Value
                                                              (000s)         (000s)
--------------------------------------------------------------------------------------
     5.460% due 01/27/2000                                    10,800         10,607
     5.475% due 01/27/2000                                     2,600          2,553
     5.485% due 01/27/2000                                    11,500         11,293
     5.515% due 01/27/2000                                     1,300          1,277
     6.040% due 01/27/2000                                     1,000            982
     6.090% due 01/27/2000                                     1,500          1,473
     5.130% due 02/18/2000                                   100,000         99,996
Mobil Australia
     5.300% due 10/25/1999                                       300            299
Orix America, Inc.
     6.000% due 02/09/2000                                    50,000         48,909
Pennzoil Quaker State
     5.530% due 02/18/2000                                   100,000         97,849
Procter & Gamble Co.
     5.280% due 10/04/1999                                       100            100
     5.290% due 10/04/1999                                       400            400
     5.310% due 10/04/1999                                       200            200
     5.280% due 10/20/1999                                       100            100
     5.280% due 10/27/1999                                     1,900          1,893
Province of British Columbia
     5.680% due 03/13/2000                                    10,000          9,743
Southwestern Public Service
     5.280% due 10/22/1999                                     2,100          2,094
     5.750% due 01/26/2000                                    20,000         19,626
Texas Utilities Co.
     5.260% due 01/21/2000                                    12,600         12,386
     5.930% due 01/21/2000                                       400            393
     6.290% due 01/21/2000                                     1,200          1,177
     6.090% due 01/21/2000                                     1,000            983
     5.240% due 01/21/2000                                    10,500         10,322
     5.990% due 01/21/2000                                       800            786
     5.510% due 01/21/2000                                     3,100          3,047
     5.400% due 01/21/2000                                     5,700          5,604
     5.360% due 01/21/2000                                     6,800          6,685
     5.260% due 01/21/2000                                    45,100         44,337
     5.400% due 01/21/2000                                    10,200         10,027
     6.070% due 01/21/2000                                     1,000            983
TRW, Inc.
     6.220% due 02/09/2000                                     4,700          4,605
United Parcel Service Co.
     5.330% due 10/04/1999                                     4,100          4,098
     5.250% due 10/04/1999                                     6,700          6,697
     5.270% due 10/04/1999                                       300            300
US West Capital Funding
     5.960% due 03/24/2000                                   140,300        136,422
US West Communications
     6.246% due 02/08/2000                                    10,900         10,683
     6.090% due 03/24/2000                                    17,700         17,211
     6.220% due 03/24/2000                                     4,300          4,181
     6.210% due 03/24/2000                                     3,000          2,909
     6.190% due 03/24/2000                                    10,100          9,821
     6.090% due 03/24/2000                                     3,000          2,917
     5.990% due 03/24/2000                                     1,000            972
     6.140% due 03/24/2000                                     5,000          4,862
     6.120% due 03/24/2000                                    33,600         32,600
Warner-Lambert Co.
     5.270% due 10/05/1999                                       900            899
Williams Holdings
     5.500% due 01/25/2000                                     3,000          2,947
     6.210% due 01/25/2000                                    20,000         19,647
     5.610% due 01/25/2000                                       600            589
     5.500% due 01/25/2000                                       800            786
     5.360% due 01/25/2000                                    13,400         13,165
     5.670% due 01/25/2000                                     4,800          4,715
     5.360% due 01/25/2000                                     6,400          6,289
Wisconsin Electric
     5.270% due 10/01/1999                                  $    900    $       900
     5.290% due 10/15/1999                                     3,550          3,543
     5.300% due 11/02/1999                                     5,200          5,176
                                                                        -----------
                                                                            864,229
                                                                        ===========
Promissory Note 0.2%
Goldman Sachs Group
     6.000% due 02/09/2000                                    75,000         75,000
                                                                        -----------

Repurchase Agreement 0.1%
State Street Bank
     4.800% due 10/01/1999                                    19,538         19,538
     (Dated 09/30/1999. Collateralized by                               -----------
     Federal National Mortgage Association
     0.000% 02/01/2000 valued at $19,930,628.
     Repurchase proceeds are $19,540,605.)

U.S. Treasury Bills (b) 0.1%
     4.739% due 01/13/2000-02/17/2000 (g)                     18,825         18,500
                                                                        -----------

Total Short-Term Instruments                                              1,062,121
(Cost $1,062,393)                                                       ===========

Total Investments (a) 126.1%                                            $36,954,117
(Cost $37,318,886)

Written Options (c) (0.1%)                                                  (27,977)
(Premiums $37,891)

Other Assets and Liabilities (Net) (26.0%)                               (7,614,537)
                                                                        -----------

Net Assets 100.0%                                                       $29,311,603
                                                                        ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                               $   158,519

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (523,288)
                                                                        -----------

Unrealized depreciation-net                                             $  (364,769)
                                                                        ===========
(b) Securities with an aggregate market value of $128,255
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
September 30, 1999:

                                                                          Unrealized
                                                                # of   Appreciation/
Type                                                       Contracts  (Depreciation)
--------------------------------------------------------------------------------------
Eurodollar March Futures (03/2000)                               496      $  (1,191)
Eurodollar June Futures (06/2000)                              2,973         (6,425)
Eurodollar September Futures (09/2000)                        11,420         (7,350)
Eurodollar December Futures (12/1999)                          3,544         (6,571)
Eurodollar December Futures (12/2000)                          6,715            964
Municipal Bond Index (12/1999)                                   865         (2,470)
Government of Japan 10 Year Note (3/2000)                        100         (2,461)
U.S. Treasury 2 Year Note (12/1999)                               38             18
U.S. Treasury 5 Year Note (12/1999)                           11,118         (1,894)
U.S. Treasury 10 Year Note (12/1999)                          32,964          2,868
U.S. Treasury 10 Year Note (03/2000)                             650            284
U.S. Treasury 30 Year Bond (12/1999)                           5,387            996
U.S. Treasury 30 Year Bond (03/2000)                             100            (38)
                                                                          ---------
                                                                          $ (23,270)
                                                                          =========

(c) Premiums received on written options:

                                              # of
Type                                     Contracts           Premium          Value
--------------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
     Strike @ 118.00 Exp. 11/20/1999           900         $     192       $    196
Call - CBOT U.S. Treasury Bond December Futures
     Strike @ 120.00 Exp. 11/20/1999        21,584             7,215          2,361
Put - CBOT U.S. Treasury Bond December Futures
     Strike @ 110.00 Exp. 11/20/1999        18,990             8,323          6,231
Put - OTC U.S.Treasury Note
     5.250% due 05/2004
     Strike @ 95.469 Exp. 10/15/1999       155,900               646              2

                               1999 Semi-Annual Report See accompanying notes 75

Total Return Fund
September 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

Call - OTC Federal Home Loan Mortgage
     7.500% due 11/2029
     Strike @ 100.406 Exp. 11/08/1999        165,000            877          1,014
Call - OTC Federal Home Loan Mortgage
     7.500% due 11/2029
     Strike @ 100.469 Exp. 11/08/1999        277,000          1,558          1,643
Put - OTC Federal Home Loan Mortgage
     7.500% due 11/2029
     Strike @ 99.594 Exp. 11/20/1999         246,000          1,441          1,720
Put - CME Eurodollar December Futures
     Strike @ 94.250 Exp. 12/13/1999           2,628            657            683
Put - CME Eurodollar December Futures
     Strike @ 94.500 Exp. 12/13/1999           2,500            595          1,188
Put - CME Eurodollar December Futures
     Strike @ 94.000 Exp. 12/13/1999          27,988          4,925          3,079
Put - CME Eurodollar December Futures
     Strike @ 93.500 Exp. 12/18/2000          21,665          9,074          7,908
Put - LIFFE BP 90 Day LIBOR
     Strike @ 93.000  Exp. 06/21/2000            179            120             98
Put - LIFFE EURIBOR September Futures
     Strike @ 96.000  Exp. 09/18/2000             58             51             48
Put - LIFFE BP 90 Day LIBOR
     Strike @ 93.000  Exp. 09/20/2000          1,942          2,217          1,806
                                                           -----------------------
                                                           $ 37,891       $ 27,977
                                                           =======================

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Foreign forward currency contracts outstanding at September 30, 1999:

                            Principal
                               Amount                               Unrealized
                           Covered by        Settlement          Appreciation/
Type     Currency            Contract             Month         (Depreciation)
--------------------------------------------------------------------------------
Sell           BP              25,834           10/1999           $       (82)
Sell           C$              33,873           10/1999                  (292)
Sell                            9,841           05/2000                    32
Sell           EC             114,694           10/1999                (1,284)
Sell                            4,359           11/1999                   (80)
Sell                            6,200           01/2000                  (269)
Sell                            5,391           02/2000                    46
Sell                            1,283           03/2000                   (36)
Buy            JY           2,975,392           02/2000                 1,134
Sell                       18,182,330           02/2000                (4,883)
Sell                          229,202           04/2000                  (211)
Sell                        4,519,202           04/2000                (4,618)
Buy            N$               7,970           10/1999                    12
Sell                           49,095           10/1999                   494
Buy            PZ              45,000           01/2000                  (378)
Buy                            40,000           02/2000                  (480)
Buy                            10,000           03/2000                    15
                                                                  -----------
                                                                  $   (10,880)
                                                                  ===========

(f) Principal amount denoted in indicated currency:

          BP - British Pound
          C$ - Canadian Dollar
          DM - German Mark
          EC - European Currency Unit
          FF - French Franc
          JY - Japanese Yen
          N$ - New Zealand Dollar
          PZ - Polish Zloty

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security becomes interest bearing at a future date.

(j) Restricted security.

(k) Swap agreements outstanding at September 30, 1999:

                                                                                     Unrealized
                                                             Notional             Appreciation/
Type                                                           Amount            (Depreciation)
------------------------------------------------------------------------------------------------
Receive floating rate based on 6 month JY-LIBOR and
pay fixed rate equal to 2.340%

Broker: Deutsche Bank AG New York
Exp. 10/08/2007                                     JY     24,500,000           $      (8,325)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.295%.

Broker: Deutsche Bank AG New York
Exp. 04/14/2008                                            11,635,000                  (3,049)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.305%.

Broker: Deutsche Bank AG New York
Exp. 04/15/2008                                             7,563,000                  (2,037)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 1.495%.

Broker: Deutsche Bank AG New York
Exp. 09/16/2008                                             7,000,000                   2,856

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.950%. In the event of default of Republic of Argentina Floating
Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                          $     70,000                    (704)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.700%. In the event of default of Republic of Argentina Floating
Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/28/2001                                                 1,300                     (17)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%. In the event of default of Republic of Argentina Floating
Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                                30,400                    (400)
                                                                                -------------
                                                                                $     (11,676)
                                                                                =============

(l) Subject to a financing transaction.

76 PIMCO Funds See accompanying notes

Schedule of Investments

Total Return Fund II
September 30, 1999 (Unaudited)

                                                     Principal
                                                        Amount          Value
                                                        (000s)         (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 55.7%
--------------------------------------------------------------------------------

Banking & Finance 39.4%
Allstate Corp.
     6.750% due 06/15/2003                            $  9,300       $  9,215
American Express
     5.625% due 01/22/2004                               5,000          4,829
AT&T Capital Corp.
     5.561% due 04/23/2002 (d)                          30,000         29,421
Bank of Hawaii
     6.875% due 06/01/2003                               7,750          7,782
Bank of New York
     6.625% due 06/15/2003                               5,000          4,961
BankAmerica Corp.
     5.175% due 03/05/2001 (d)                          15,000         14,954
Banponce Corp.
     6.164% due 12/15/1999                               5,000          5,002
Chase Manhattan Corp.
     4.960% due 01/20/2000 (d)                           5,000          4,998
     7.625% due 01/15/2003                               5,000          5,139
Chrysler Financial Co. LLC
     5.040% due 07/05/2000 (d)                          20,000         20,030
     4.938% due 06/15/2001 (d)                           5,000          5,011
CIT Group, Inc.
     6.050% due 06/12/2001                              10,000          9,929
Citicorp
     7.125% due 06/01/2003                               4,000          4,038
Commercial Credit Co.
     5.550% due 02/15/2001                                  30             30
Deutsche Bank Capital Funding Trust I
     7.872% due 12/29/2049                              45,145         43,189
Dresdner Bank-New York
     6.625% due 09/15/2005                               7,000          6,746
First Chicago Corp.
     6.875% due 06/15/2003                               4,000          4,054
Ford Motor Credit Corp.
     5.790% due 03/21/2001 (d)                          10,000         10,006
     8.200% due 02/15/2002                              11,100         11,493
     5.663% due 03/19/2002                                  35             35
     8.000% due 06/15/2002                               5,000          5,180
     5.135% due 02/03/2003 (d)                          10,000          9,941
     5.750% due 02/23/2004                               5,500          5,283
General Motors Acceptance Corp.
     6.500% due 01/17/2000                              17,230         17,268
     5.438% due 04/29/2002 (d)                             225            225
     5.568% due 08/18/2003 (d)                           1,700          1,686
Goldman Sachs Group
     5.468% due 01/25/2001 (d)                          15,000         14,975
     5.600% due 04/16/2001 (d)                          10,000          9,966
     7.800% due 07/15/2002                               6,000          6,143
     5.900% due 01/15/2003                               2,000          1,952
     5.179% due 03/19/2003 (d)                           5,000          4,992
     5.720% due 01/20/2009 (d)                           5,000          5,192
Heller Financial, Inc.
     5.240% due 04/22/2002 (d)                           5,000          5,016
     5.571% due 04/28/2003 (d)                          15,000         15,000
Household Finance Corp.
     5.775% due 06/24/2003 (d)                          20,000         19,962
     5.875% due 09/25/2004                              15,000         14,299
Lehman Brothers Holdings, Inc.
     6.249% due 04/02/2002 (d)                          20,000         19,988
Merrill Lynch & Co.
     6.475% due 03/01/2000                                 300            300
     7.050% due 06/04/2001                              16,175         16,376
     5.393% due 11/01/2001 (d)                          20,000         19,939
     5.339% due 06/24/2003 (d)                          20,000         19,890
Morgan, J.P. & Co., Inc.
     6.000% due 01/15/2009                              15,000         13,727
NationsBank Corp.
     6.200% due 08/15/2003                              10,800         10,574
     8.625% due 11/15/2003                               1,550          1,654
PNC Bank Corp.
     5.130% due 06/01/2000 (d)                          20,000         19,982
     6.125% due 09/01/2003                               1,400          1,354
Textron Financial Corp.
     5.393% due 05/28/2002 (d)                          10,000          9,960
Transamerica Corp.
     6.480% due 03/15/2001                               1,000          1,004
                                                                     --------
                                                                      472,690
                                                                     ========
Industrials 6.8%
AMR Corp.
     9.430% due 05/10/2001                               1,000          1,038
     8.900% due 02/26/2007                               6,450          6,859
Conagra, Inc.
     5.711% due 06/12/2000 (d)                          20,000         19,968
Dow Chemical Co.
     8.040% due 07/02/2005                               4,800          4,980
Occidental Petroleum
     5.776% due 04/03/2000                              10,800         10,803
Philip Morris Cos., Inc.
     6.000% due 07/15/2001                               1,000            990
Time Warner, Inc.
     7.975% due 08/15/2004                               3,345          3,472
     8.110% due 08/15/2006                               6,690          7,047
     8.180% due 08/15/2007                               6,690          7,024
U.S. West Capital Funding
     5.960% due 06/15/2000 (d)                          20,000         19,970
                                                                     --------
                                                                       82,151
                                                                     ========
Utilities 9.5%
Commonwealth Edison
     6.625% due 07/15/2003                                 288            286
MCI Worldcom, Inc.
     5.645% due 08/17/2000 (d)                          30,000         29,968
Metropolitan Edison Co.
     7.220% due 01/30/2003                               2,000          2,038
     6.400% due 02/09/2006                               2,412          2,344
Ohio Edison
     6.375% due 04/01/2000                              30,700         30,756
Pacificorp
     7.200% due 08/15/2002                              11,000         11,239
Philadelphia Electric
     8.000% due 04/01/2002                               1,008          1,039
     7.125% due 09/01/2002                                  90             91
     6.500% due 05/01/2003                               1,840          1,827
Public Service Enterprise Group, Inc.
     5.761% due 11/22/2000 (d)                          10,000         10,023
Reliant Energy, Inc.
     7.875% due 07/01/2002                               1,375          1,409
Texas Utilities Co.
     7.375% due 08/01/2001                               1,900          1,927
     6.750% due 03/01/2003                               5,000          4,996
United Telecom, Inc.
     9.750% due 04/01/2000                               5,000          5,090
     9.440% due 08/15/2001                              10,000         10,506
                                                                     --------
                                                                      113,539
                                                                     --------
Total Corporate Bonds & Notes                                         668,380
(Cost $672,105)                                                      ========

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.2%
--------------------------------------------------------------------------------

Student Loan Marketing Assn.
     5.225% due 04/25/2004 (d)                           6,593          6,579
     5.495% due 04/25/2007 (d)                          20,288         20,258
                                                                     --------
Total U.S. Government Agencies                                         26,837
(Cost $26,868)                                                       ========

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 1.5%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
     3.375% due 01/15/2007 (e)                           2,735          2,613
     3.625% due 01/15/2008 (e)                           1,960          1,898
     3.875% due 01/15/2009 (e)                             813            801
U.S. Treasury Bonds
     8.375% due 08/15/2008                                 240            259
     7.250% due 08/15/2022                               1,350          1,483
     7.125% due 02/15/2023                                  85             92
     5.500% due 08/15/2028                               2,500          2,238

                               1999 Semi-Annual Report See accompanying notes 77

Total Return Fund II
September 30, 1999 (Unaudited)

                                                   Principal
                                                      Amount          Value
                                                      (000s)         (000s)
--------------------------------------------------------------------------------

U.S. Treasury Notes
     5.500% due 02/29/2000 (b)                      $  5,845       $  5,856
     5.375% due 06/30/2003                               535            527
     4.250% due 11/15/2003                             2,270          2,142
                                                                   --------
Total U.S. Treasury Obligations                                      17,909
(Cost $17,949)                                                     ========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 47.3%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 14.9%
Comm
     6.145% due 02/15/2008                             4,832          4,734
Dime Savings
     6.810% due 11/01/2018 (d)                            99             91
DLJ Mortgage Acceptance Corp.
    11.000% due 08/01/2019                               164            180
Federal Home Loan Mortgage Corp.
     5.950% due 07/15/2003                               130            128
     8.800% due 12/01/2015                               193            201
     9.250% due 11/15/2019                                33             35
     9.000% due 12/15/2020                             1,333          1,383
     7.000% due 07/15/2022                            15,767         15,338
     7.500% due 01/15/2023                            16,359         16,138
     6.750% due 04/25/2024                             8,543          7,982
     6.500% due 07/15/2028                            32,357         27,436
Federal National Mortgage Assn.
     6.000% due 06/25/2001                                38             38
     9.000% due 06/25/2018                                20             21
     6.000% due 09/25/2018                                76             75
     9.250% due 07/25/2019                             2,604          2,705
     6.000% due 08/25/2020                             4,220          4,168
     7.000% due 09/25/2020                                55             55
     6.500% due 05/18/2023                             9,750          9,692
First Nationwide Trust
     6.500% due 10/19/2029                             2,392          2,297
Guaranteed Mortgage Corp.
     9.300% due 07/20/2019                               528            551
Independent National Mortgage Corp.
     7.237% due 11/25/2024 (d)                         1,070          1,097
     7.729% due 11/25/2024 (d)                           653            664
Mellon Residential Funding Corp.
     6.570% due 07/25/2029                             4,000          3,986
Norwest Asset Securities Corp.
     6.250% due 11/25/2013                             3,577          3,457
Residential Accredit Loans, Inc.
     7.250% due 11/25/2027                            10,083          9,950
Residential Funding Mortgage Securities, Inc.
     6.500% due 08/25/2013                             5,258          5,087
     7.000% due 11/25/2027                            12,115         11,455
     6.750% due 06/25/2028                            25,600         23,111
Salomon Brothers Mortgage Securities
     5.719% due 04/25/2029 (d)                        26,396         26,343
                                                                   --------
                                                                    178,398
                                                                   ========
Federal Home Loan Mortgage Corporation 8.4%
     5.750% due 11/15/2017                             1,476          1,472
     6.000% due 10/14/2028                            49,700         46,391
     6.500% due 10/14/2029                            38,850         37,278
     6.775% due 02/01/2023 (d)                           533            542
     7.000% due 03/01/2007                                25             25
     7.156% due 12/01/2022 (d)                         4,880          4,992
     7.250% due 03/01/2006                               181            181
     7.500% due 08/01/2009-10/14/2029 (f)             10,014         10,059
     8.250% due 03/01/2008-05/01/2008 (f)                134            138
     8.500% due 12/01/2001                                 2              2
     9.500% due 02/01/2011                                62             66
    10.000% due 06/01/2011                                16             17
    10.500% due 04/01/2001                                27             27
    15.500% due 06/01/2011                                 1              1
                                                                   --------
                                                                    101,191
                                                                   ========
Federal Housing Administration 3.5%
     5.596% due 10/01/2019                               365            365
     6.000% due 03/20/2028                            23,228         21,521
     6.650% due 07/20/2038                            15,500         15,595
     8.250% due 11/01/2021                             3,786          3,891
     8.829% due 05/01/2019                               206            215
                                                                   --------
                                                                     41,587
                                                                   ========
Federal National Mortgage Association 2.1%
     4.750% due 11/14/2003                               730            690
     5.250% due 01/15/2003                                60             58
     5.625% due 05/14/2004                               765            743
     5.750% due 02/15/2008                               365            345
     6.150% due 09/25/2016                             2,523          2,509
     6.500% due 10/14/2028                             2,600          2,493
     6.547% due 02/01/2023 (d)                         1,994          2,027
     6.711% due 07/01/2020 (d)                           907            938
     6.841% due 12/01/2023 (d)                           508            523
     7.000% due 08/01/2009                               222            223
     7.070% due 01/01/2024 (d)                         1,088          1,120
     7.130% due 04/01/2024 (d)                         1,244          1,271
     7.500% due 04/01/2024                             8,340          8,403
     7.750% due 10/01/2007                               210            214
     8.000% due 10/01/2005                               233            240
     8.500% due 12/01/2001-04/01/2017 (f)              1,834          1,899
     9.000% due 12/01/2001-06/01/2010 (f)                521            544
    11.000% due 09/01/2010                               184            203
    13.750% due 10/01/2010-11/01/2013 (f)                 98            109
    14.500% due 03/01/2013                                 3              3
    14.750% due 10/01/2012-11/01/2012 (f)                 16             19
                                                                   --------
                                                                     24,574
                                                                   ========
Government National Mortgage Association 18.4%
     6.000% due 11/15/2028-10/21/2029 (f)             49,599         45,965
     6.375% due 06/20/2023-06/20/2027 (d)(f)          29,827         30,269
     6.500% due 01/15/2024-10/21/2029 (f)             79,191         75,745
     6.625% due 09/20/2024-08/20/2027 (d)(f)          47,015         47,401
     7.500% due 03/15/2024                               193            195
     8.000% due 06/15/2024-08/20/2029 (f)             21,212         21,654
    12.000% due 01/15/2013-10/15/2015 (f)                 20             24
                                                                   --------
                                                                    221,253
                                                                   ========
Other Mortgage-Backed Securities 0.0%
Bank of America
     9.000% due 03/01/2008                                40             40
Federal Home Loan Mortgage Corp.
    11.875% due 06/15/2013                               154            162
Security Pacific National Bank
     8.500% due 03/01/2017                                41             41
                                                                   --------
                                                                        243
                                                                   --------
Total Mortgage-Backed Securities                                    567,246
(Cost $574,866)                                                    ========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 7.0%
--------------------------------------------------------------------------------

AFC Home Equity Loan Trust
     6.623% due 10/25/2026 (d)                           872            880
Banc One Auto Grantor Trust
     6.270% due 11/20/2003                             5,960          5,970
Comed Transitional Funding Trust
     5.290% due 06/25/2003                             3,000          2,969
Delta Funding Home Equity Loan
     7.260% due 08/25/2018                             6,084          6,121
Empire Funding Home Loan Owner Trust
     7.160% due 05/25/2012                             3,772          3,773
First Plus Home Loan Trust
     6.230% due 06/10/2010                               860            859
Green Tree Recreational Equipment
     6.430% due 04/17/2006                             2,300          2,300
NationsBanc Montgomery Funding Corp.
     6.750% due 08/25/2028                            20,009         17,957
Norwest Asset Securities Corp
     7.500% due 03/25/2027                            17,000         16,665
Residential Funding Mortgage Securities, Inc.
     5.460% due 07/25/2029                            19,542         19,362
United Air Lines Equipment Trust
     9.190% due 12/24/2013                             7,213          7,519
                                                                   --------
Total Asset-Backed Securities                                        84,375
(Cost $87,193)                                                     ========


78 PIMCO Funds See accompanying notes

                                                                Principal
                                                                   Amount              Value
                                                                   (000s)             (000s)
----------------------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
----------------------------------------------------------------------------------------------
Eurodollar December Futures (CME)
     Strike @ 92.250 Exp. 03/13/2000                          $     2,500        $        13
                                                                                 -------------
Total Purchased Put Options                                                               13
(Cost $18)                                                                       =============
----------------------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 4.5%
----------------------------------------------------------------------------------------------
Commercial Paper 2.2%
American Express
     5.280% due 10/27/1999                                          7,000              6,973
General Motors Acceptance Corp.
     5.280% due 10/19/1999                                          1,500              1,496
IBM Credit Corp.
     5.270% due 10/04/1999                                            800                800
National Rural Utilities Cooperative
     5.310% due 11/15/1999                                          6,800              6,755
Procter & Gamble Co.
     5.280% due 10/20/1999                                            800                798
US West Capital Funding
     5.960% due 03/24/2000                                         10,000              9,710
                                                                                 -------------
                                                                                      26,532
                                                                                 =============
Repurchase Agreements 2.3%
State Street Bank
     4.800% due 10/01/1999                                          2,891              2,891
     (Dated 09/30/1999. Collateralized by Federal
     National Mortgage Association 0.000% 02/01/2000
     valued at $2,950,500.
     Repurchase proceeds are $2,891,385.)

Daiwa Securities
     5.000% due 10/01/1999                                         25,000             25,000
     (Dated 09/30/1999. Collateralized by U.S. Treasury
     Inflation Protected Securities 3.625% 01/15/2008
     valued at $25,591,061.
     Repurchase proceeds are $25,003,472.)                                       -------------
                                                                                      27,891
                                                                                 =============
U.S. Treasury Bills (b) 0.0%
     4.710% due 02/17/2000                                            235                231
                                                                                 -------------
Total Short-Term Instruments                                                          54,654
(Cost $54,654)                                                                   =============

Total Investments (a) 118.2%                                                     $ 1,419,414
(Cost $1,433,653)

Written Options (c) (0.1%)                                                            (1,353)
(Premiums $1,966)

Other Assets and Liabilities (Net) (18.1%)                                          (217,500)
                                                                                 -------------
Net Assets 100.0%                                                                $ 1,200,561
                                                                                 =============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                                        $     5,080

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                          (19,319)
                                                                                 -------------
Unrealized depreciation-net                                                      $   (14,239)
                                                                                 =============
----------------------------------------------------------------------------------------------
(b) Securities with an aggregate market value of $6,087
have been segregated with the custodian to cover margin
requirements for the following open futures contracts
at September 30, 1999:

                                                                                   Unrealized
                                                                    # of        Appreciation/
Type                                                           Contracts       (Depreciation)
----------------------------------------------------------------------------------------------
Eurodollar March Futures (03/2000)                                    19         $       (46)
Eurodollar June Futures (06/2000)                                    121                (256)
Eurodollar September Futures (09/2000)                               460                (260)
Eurodollar December Futures (12/1999)                                141                (249)
Eurodollar December Futures (12/2000)                                253                  47
U.S. Treasury 5 Year Note (12/1999)                                  736                (174)
U.S. Treasury 10 Year Note (12/1999)                               1,095                  83
U.S. Treasury 30 Year Bond (12/1999)                                 270                 111
                                                                                 -------------
                                                                                 $      (744)
                                                                                 =============
(c) Premiums received on written options:

                                                     # of
Type                                            Contracts        Premium               Value
----------------------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 120.00 Exp. 11/20/1999                    882        $  305         $        96
Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 118.00 Exp. 11/20/1999                    100            21                  23
Put - CBOT U.S. Treasury Bond December Futures
   Strike @ 110.00 Exp. 11/20/1999                    824           363                 270
Put - OTC U.S.Treasury Note 5.250% due 05/2004
   Strike @ 95.469 Exp. 10/15/1999                  7,000            29                   0
Call - OTC Federal Home Loan Mortgage
   7.500% due 11/2029
   Strike @ 100.469 Exp. 11/08/1999                   190           107                   1
Put - OTC Federal Home Loan Mortgage
   7.500% due 11/2029
   Strike @ 99.594 Exp. 11/20/1999                    110            64                   1
Put - CME Eurodollar December Futures
   Strike @ 94.250 Exp. 12/13/1999                     55            14                  14
Put - CME Eurodollar December Futures
   Strike @ 94.000 Exp. 12/13/1999                  5,520           671                 607
Put - CME Eurodollar December Futures
   Strike @ 93.500 Exp. 12/18/2000                    935           392                 341
                                                                ----------------------------
                                                                $ 1,966         $     1,353
                                                                ============================

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Principal amount of the security is adjusted for inflation.

(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.


                              1999 Semi-Annual Report See accompanying notes  79

Total Return Fund III
September 30, 1999 (Unaudited)

                                                   Principal
                                                      Amount          Value
                                                      (000s)         (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 30.9%
--------------------------------------------------------------------------------

Banking & Finance 18.8%
ABN-AMRO Bank (Chicago)
     7.000% due 04/01/2008                          $  1,000      $     977
Associates Corp. of North America
     7.240% due 05/17/2006                             1,000          1,003
BankAmerica Corp.
     9.375% due 09/15/2009                             1,000          1,156
BankBoston Corp.
     6.125% due 03/15/2002                            15,000         14,781
Bear Stearns Co., Inc.
     5.760% due 08/25/2000 (d)                        10,000         10,066
Deutsche Bank Financial
     6.700% due 12/13/2006                             1,000            958
Ford Motor Credit Corp.
     5.570% due 07/16/2002 (d)                           300            299
     5.750% due 02/23/2004                             2,000          1,921
     6.620% due 02/27/2006                             1,000            979
Goldman Sachs Group
     5.468% due 01/25/2001 (d)                        10,000          9,983
Household Finance Corp.
     5.125% due 05/07/2002 (d)                         5,000          4,996
     5.249% due 05/24/2002 (d)                           500            499
International Lease Finance Corp.
     5.450% due 01/04/2002                               500            491
Lehman Brothers Holdings, Inc.
     6.249% due 04/02/2002 (d)                        10,000          9,994
Merrill Lynch & Co.
     5.393% due 11/01/2001 (d)                         3,000          2,991
     6.375% due 10/15/2008                             5,000          4,741
Mid-American Funding LLC
     5.850% due 03/01/2001                            12,000         11,889
Morgan Stanley, Dean Witter, Discover and Co.
     5.820% due 06/19/2000 (d)                        10,000          9,984
     6.375% due 08/01/2002                             1,000            992
Spieker Properties
     6.950% due 12/15/2002                             2,000          1,977
Textron Financial Corp.
     5.393% due 05/28/2002 (d)                         5,000          4,980
Tokai Capital Corp.
     9.980% due 12/29/2049 (d)                           400            409
Wells Fargo Co.
     6.625% due 07/15/2004                            20,000         19,881
     6.875% due 08/08/2006                             1,000            982
                                                                  ---------
                                                                    116,929
                                                                  =========
Industrials 7.1%
Amerco, Inc.
     7.200% due 04/01/2002                            14,200         13,973
E.I. Du Pont de Nemours and Co.
     6.900% due 11/12/1999                               300            300
Petroleos Mexicanos
     9.520% due 07/15/2005 (d)                         5,000          4,762
TCI Communications, Inc.
     6.085% due 09/11/2000 (d)                         5,000          4,988
Time Warner, Inc.
     6.100% due 12/30/2001                            10,000          9,936
Westpoint Stevens, Inc.
     7.875% due 06/15/2005                             5,000          4,700
WMX Technologies
     6.700% due 05/01/2001                             5,500          5,367
                                                                  ---------
                                                                     44,026
                                                                  =========
Utilities 5.0%
GTE California
     5.625% due 02/01/2001                               300            298
MCI Worldcom, Inc.
     5.645% due 08/17/2000 (d)                        10,000          9,989
Niagara Mohawk Power
     7.250% due 10/01/2002                            11,341         11,431
     7.375% due 07/01/2003                             3,024          3,042
North Atlantic Energy
     9.050% due 06/01/2002                               405            411
Texas Utilities Co.
     6.375% due 10/01/2004                             1,000            982
WorldCom, Inc.
     6.125% due 08/15/2001                             5,000          4,968
                                                                  ---------
                                                                     31,121
                                                                  ---------
Total Corporate Bonds & Notes                                       192,076
(Cost $194,091)                                                   =========

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 8.3%
--------------------------------------------------------------------------------

Federal Home Loan Bank
     6.000% due 05/12/2000 (d)                         5,000          4,934
Federal Home Loan Mortgage Corp.
     6.000% due 07/20/2001                            37,700         37,582
     7.500% due 07/01/2011                               415            422
     8.000% due 01/01/2012                               206            212
     8.000% due 09/01/2025                               821            843
Student Loan Marketing Assn.
     5.225% due 04/25/2004 (d)                         2,198          2,193
     5.291% due 10/25/2005 (d)                         5,214          5,195
                                                                  ---------
Total U.S. Government Agencies                                       51,381
(Cost $51,533)                                                    =========

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 1.9%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
     3.625% due 01/15/2008 (h)(j)                      7,222          6,992
U.S. Treasury Bonds
    10.375% due 11/15/2009                               200            237
    12.750% due 11/15/2010                             1,680          2,234
U.S. Treasury Note
     5.500% due 02/29/2000 (b)                         2,235          2,239
                                                                   --------
Total U.S. Treasury Obligations                                      11,702
(Cost $11,949)                                                     ========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 45.9%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 26.6%
ABN-AMRO Mortgage Corp.
     6.750% due 11/25/2028                             9,750          9,217
Bank of America Mortgage Securities
     6.500% due 05/25/2029                            20,000         18,330
CMC Securities Corp.
     7.117% due 04/25/2025 (d)                         1,005          1,009
Federal Home Loan Mortgage Corp.
     8.000% due 05/15/2000                                17             17
     6.500% due 08/15/2023                             9,709          9,612
     7.000% due 02/15/2027                            13,128         12,229
     5.940% due 08/15/2032 (d)                         6,795          6,918
Federal National Mortgage Assn.
     6.500% due 12/18/2004                             4,260          4,256
     7.750% due 07/25/2019                                13             13
     7.000% due 09/25/2021                             6,069          6,030
First Nationwide Trust
     6.500% due 10/19/2029                             4,087          3,923
GE Capital Mortgage Services, Inc.
     6.750% due 12/25/2012                             3,458          3,447
     7.500% due 03/25/2027                            15,000         14,729
     6.000% due 07/25/2029                            10,400         10,197
Greenwich
     8.145% due 11/25/2024 (d)                           103            104
Norwest Asset Securities Corp.
     6.250% due 12/25/2028                            11,493          9,647
PNC Mortgage Securities Corp.
     6.500% due 12/25/2028                             6,449          5,935
Prudential Home Mortgage Securities
     7.970% due 11/25/2023 (d)                           235            235
Prudential Securities Secured Financing Corp.
     6.955% due 06/15/2008                             9,927          9,947
Residential Accredit Loans, Inc.
     7.050% due 01/25/2026                             2,000          1,997
     7.250% due 01/25/2026                             3,000          2,957
     6.500% due 12/25/2028                            24,000         22,134

80 PIMCO Funds See accompanying notes

                                                                    Principal
                                                                       Amount          Value
                                                                       (000s)         (000s)
---------------------------------------------------------------------------------------------
Resolution Trust Corp.
     8.835% due 12/25/2023                                         $    2,500     $    2,451
Structured Asset Mortgage Investments, Inc.
     6.584% due 06/25/2029 (d)                                          9,936          9,682
                                                                                  ----------
                                                                                     165,016
                                                                                  ==========
Federal Home Loan Mortgage Corporation 1.9%
     6.000% due 10/14/2028                                              2,600          2,427
     6.500% due 10/14/2029                                              8,530          8,185
     6.750% due 10/01/2006                                                 97             96
     7.156% due 12/01/2022 (d)                                            786            804
     8.000% due 02/01/2006                                                159            163
                                                                                  ----------
                                                                                      11,675
                                                                                  ==========
Federal Housing Administration 3.6%
     7.400% due 11/01/2039                                              7,010          6,857
     7.430% due 11/25/2019-01/25/2023 (g)                              15,429         15,440
                                                                                  ----------
                                                                                      22,297
                                                                                  ==========
Federal National Mortgage Association 3.7%
     5.730% due 03/01/2033 (d)                                          1,469          1,437
     5.740% due 08/01/2029 (d)                                          1,605          1,570
     5.753% due 08/01/2018 (d)                                             99             98
     5.900% due 02/01/2031 (d)                                             73             71
     6.000% due 08/25/2016                                              3,861          3,854
     6.200% due 04/25/2005                                              2,845          2,841
     6.500% due 10/14/2028                                              4,400          4,219
     7.500% due 04/01/2024-02/01/2027 (g)                               6,359          6,404
     8.000% due 07/01/2023-07/01/2026 (g)                               2,362          2,418
     8.250% due 07/01/2017                                                 78             81
     8.500% due 02/01/2007                                                259            267
     9.000% due 07/01/2005                                                 21             22
                                                                                  ----------
                                                                                      23,282
                                                                                  ==========
Government National Mortgage Association 9.8%
     6.125% due 10/20/2024-12/20/2026 (d)(g)                            7,616          7,705
     6.375% due 06/20/2022-01/20/2026 (d)(g)                            8,105          8,231
     6.500% due 09/15/2023-10/21/2029 (g)                              38,540         36,984
     6.625% due 09/20/2023-08/20/2027 (d)(g)                            7,329          7,415
    10.250% due 02/15/2017                                                629            680
    12.750% due 02/20/2015                                                  4              5
                                                                                  ----------
                                                                                      61,020
                                                                                  ==========
Other Mortgage-Backed Securities 0.2%
Resolution Trust Corp.
     6.968% due 05/25/2029 (d)                                          1,354          1,338
                                                                                  ----------
                                                                                       1,338
                                                                                  ==========
Stripped Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp. (IO)
     6.500% due 04/15/2022                                              2,672            280
Resolution Trust Corp. (PO)
     0.000% due 09/25/2000                                                305            306
                                                                                  ----------
                                                                                         586
                                                                                  ----------
Total Mortgage-Backed Securities                                                     285,214
(Cost $291,486)                                                                   ==========

---------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 6.2%
---------------------------------------------------------------------------------------------

Advanta Mortgage Loan Trust
     5.725% due 08/24/2029 (d)                                         17,464         17,469
Empire Funding Home Loan Owner Trust
     7.160% due 05/25/2012                                              6,367          6,370
Green Tree Financial Corp.
     7.860% due 04/01/2031                                                600            602
Green Tree Recreational Equipment
     6.430% due 04/17/2006                                              2,000          2,000
NPF XII, Inc.
     7.050% due 06/01/2003                                              3,000          2,976
PP&L Transition Bond Co. LLC
     6.410% due 12/26/2003                                              8,800          8,813
                                                                                  ----------
Total Asset-Backed Securities                                                         38,230
(Cost $38,231)                                                                    ==========

---------------------------------------------------------------------------------------------
SOVEREIGN ISSUES 3.7%
---------------------------------------------------------------------------------------------

Central Bank Philippines
     6.000% due 06/01/2008 (d)                                          5,000          4,625
Nacional Financiera
     8.693% due 12/01/2000 (d)                                          5,750          5,879
Province of Quebec
     8.800% due 04/15/2003                                              1,000          1,072
Republic of Argentina
    10.950% due 11/01/1999                                              2,000          2,008
    14.250% due 11/30/2002 (d)                                          1,000            945
Republic of Bulgaria
     6.500% due 07/28/2024 (d)                                            250            172
Republic of Colombia
     7.625% due 02/15/2007                                                500            389
Republic of Poland
     3.000% due 10/27/2024 (d)                                          4,000          2,435
United Mexican States
     6.768% due 06/27/2002 (d)                                          5,000          4,855
     5.875% due 12/31/2019 (d)                                          1,000            862
                                                                                  ----------
Total Sovereign Issues                                                                23,242
(Cost $22,891)                                                                    ==========

FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 0.8%
Commonwealth of Canada
     8.500% due 04/01/2002                                  C$          2,000          1,452
Commonwealth of New Zealand
    10.000% due 03/15/2002 (j)                              N$          2,200          1,236
     5.500% due 04/15/2003 (j)                                          2,200          1,105
Province of Saskatchewan
    11.000% due 01/09/2001                                   $          2,000          1,452
                                                                                  ----------
Total Foreign Currency-Denominated Issues                                              5,245
(Cost $5,539)                                                                     ==========

---------------------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
---------------------------------------------------------------------------------------------

Eurodollar December Futures (CME)
     Strike @ 92.000 Exp. 12/13/1999                                    1,000              5
                                                                                  ----------
Total Purchased Put Options                                                                5
(Cost $12)                                                                        ==========

---------------------------------------------------------------------------------------------
PREFERRED STOCK 0.6%
---------------------------------------------------------------------------------------------

                                                                       Shares
TCI Communications, Inc.
     9.720% due 12/31/2036                                            132,000          3,473
                                                                                  ----------
Total Preferred Stock                                                                  3,473
(Cost $3,676)                                                                     ==========

---------------------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 4.8%
---------------------------------------------------------------------------------------------

                                                                    Principal
                                                                       Amount
                                                                       (000s)
Certificates of Deposit 0.8%
Commerzbank AG
     6.200% due 05/10/2000                                   $          5,000          4,962
                                                                                  ----------
Commercial Paper 2.6%
American Express
     5.340% due 10/27/1999                                              2,800          2,789
Bellsouth Telecom
     5.270% due 10/20/1999                                             10,200         10,172
Ford Motor Credit Corp.
     5.300% due 10/08/1999                                              2,600          2,597
Procter & Gamble Co.
     5.290% due 11/01/1999                                                600            597
                                                                                  ----------
                                                                                      16,155
                                                                                  ==========
Repurchase Agreement 1.3%
State Street Bank
     4.800% due 10/01/1999                                              8,151          8,151
     (Dated 09/30/1999. Collateralized by Federal                                 ----------
     Home Loan Bank 5.105% 05/15/2005
     valued at $8,316,222.
     Repurchase proceeds are $8,152,087.)

U.S. Treasury Bills (b) 0.1%
     4.710% due 02/17/2000                                                785            771
                                                                                  ----------
Total Short-Term Instruments                                                          30,039
(Cost $30,077)                                                                    ==========

                               1999 Semi-Annual Report See accompanying notes 81

Total Return Fund III
September 30, 1999 (Unaudited)

                                                                         Value
                                                                        (000s)
--------------------------------------------------------------------------------
Total Investments (a) 103.1%                                         $ 640,607
(Cost $649,485)

Written Options (c) (0.1%)                                                (621)
(Premiums $795)

Other Assets and Liabilities (Net) (3.0%)                              (18,908)
                                                                     ---------

Net Assets 100.0%                                                    $ 621,078
                                                                     =========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $   1,786

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                            (10,664)
                                                                     ---------

Unrealized depreciation-net                                          $  (8,878)
                                                                     =========
(b) Securities with an aggregate market value of $3,010 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1999:

                                                                     Unrealized
                                                     # of         Appreciation/
Type                                            Contracts        (Depreciation)
--------------------------------------------------------------------------------
Eurodollar March Futures (03/2000)                      8            $     (19)
Eurodollar June Futures (06/2000)                      49                 (102)
Eurodollar September Futures (09/2000)                214                 (100)
Eurodollar December Futures (12/1999)                  58                 (100)
Eurodollar December Futures (12/2000)                 118                   22
Government of Japan 10 Year Note (6/1999)               9                 (219)
U.S. Treasury 5 Year Note (12/1999)                   364                  123
U.S. Treasury 10 Year Note (12/1999)                  522                  158
U.S. Treasury 10 Year Note (3/2000)                    77                   12
U.S. Treasury 30 Year Bond (12/1999)                  311                   43
                                                                     ---------
                                                                     $    (182)
                                                                     =========
(c) Premiums received on written options:

                                             # of
Type                                    Contracts      Premium           Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
     Strike @ 120.00 Exp. 11/20/1999          407       $  140       $      45
Put - CBOT U.S. Treasury Bond December Futures
     Strike @ 110.00 Exp. 11/20/1999          335          150             109
Put - OTC U.S. Treasury Note 5.250% due 05/2004
     Strike @ 95.469 Exp. 10/15/1999        3,200           13               0
Call - OTC Federal Home Loan Mortgage
     7.500% due 11/2029
     Strike @ 100.469 Exp. 11/08/1999       9,000           51              53
Put - OTC Federal Home Loan Mortgage
     7.500% due 11/2029
     Strike @ 99.594 Exp. 11/20/1999        5,000           29              35
Put - CME Eurodollar December Futures
     Strike @ 94.250 Exp. 12/13/1999           25            6               7
Put - CME Eurodollar December Futures
     Strike @ 94.000 Exp. 12/13/1999          238           37              26
Put - CME Eurodollar December Futures
     Strike @ 93.500 Exp. 12/18/2000          435          182             159
Put - LIFFE BP 90 Day LIBOR
     Strike @ 93.000  Exp. 09/20/2000         200          187             187
                                                        ----------------------
                                                        $  795       $     621
                                                        ======================

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Foreign forward currency contracts outstanding at September 30, 1999:

                            Principal
                               Amount
                           Covered by        Settlement        Unrealized
Type        Currency         Contract             Month    (Depreciation)
--------------------------------------------------------------------------------
Sell              C$            4,435           10/1999        $     (38)
Sell              JY           42,000           02/2000               (8)
                                                               ---------
                                                               $     (46)
                                                               =========

(f) Principal amount denoted in indicated currency:

                  C$ - Canadian Dollar
                  JY - Japanese Yen
                  N$ - New Zealand Dollar

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Swap agreements outstanding at September 30, 1999:


                                                                             Notional    Unrealized
                                                                              Amount   (Depreciation)
-----------------------------------------------------------------------------------------------------
Receive floating rate based on 6 month JY-LIBOR
and pay fixed rate equal to 2.295%.

Broker: Deutsche Bank AG New York
Exp. 04/14/2008                                                    JY        580,000        $   (150)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.305%.

Broker: Deutsche Bank AG New York
Exp. 04/15/08                                                                377,000            (100)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.950%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                                     $            300              (3)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the
Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                                                  300              (4)
                                                                                            --------
                                                                                            $   (257)
                                                                                            ========
(j) Subject to financing transaction.

82  PIMCO Funds See accompanying notes

Schedule of Investments

Moderate Duration Fund
September 30, 1999 (Unaudited)

                                                  Principal
                                                     Amount        Value
                                                     (000s)       (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 27.4%
--------------------------------------------------------------------------------

Banking & Finance 11.5%
Bear Stearns Co., Inc.
     5.800% due 01/02/2001 (d)                      $ 2,400      $ 2,407
     6.224% due 02/06/2001 (d)                          500          501
CIT Group, Inc.
     6.200% due 10/20/2000                            5,000        4,992
     6.375% due 08/01/2002                              850          842
Ford Motor Credit Corp.
     5.435% due 01/17/2002 (d)                        5,000        4,985
     5.750% due 02/23/2004                            2,000        1,921
Household Finance Corp.
     6.125% due 02/27/2003                            3,000        2,914
Korean Export-Import Bank
     6.500% due 10/06/1999                            1,580        1,580
Lehman Brothers Holdings, Inc.
     6.375% due 05/07/2002                              600          591
     7.000% due 05/15/2003                            2,000        1,987
NationsBank Corp.
     5.400% due 04/15/2003 (d)                        5,000        5,030
PNC Bank Corp.
     5.130% due 06/01/2000 (d)                        8,000        7,993
PSE&G Capital Corp.
     6.740% due 10/23/2001                            1,100        1,101
Salomon, Inc.
     5.320% due 07/23/2001 (d)                        1,000        1,005
Salomon, Smith Barney Holdings
     5.571% due 07/23/2002 (d)                        2,000        1,996
                                                                 -------
                                                                  39,845
                                                                 =======
Industrials 8.7%
Amerco, Inc.
     6.890% due 10/15/2000                            2,400        2,314
     7.230% due 01/21/2027                              500          493
DTE Capital Corp.
     8.350% due 11/15/2038 (d)                        7,000        6,879
IBM Corp.
     6.375% due 06/15/2000                            1,000        1,004
News America Holdings Corp.
     7.450% due 06/01/2000                            3,000        3,019
Occidental Petroleum
     6.400% due 04/01/2003                            2,600        2,543
Owens-Illinois, Inc.
     7.850% due 05/15/2004                            6,000        5,933
Philip Morris Cos., Inc.
     7.250% due 09/15/2001                              850          857
Sears Roebuck Acceptance
     6.720% due 10/23/2002                            3,000        2,998
TCI Communications, Inc.
     6.085% due 09/11/2000 (d)                        2,000        1,995
     6.150% due 04/03/2002 (d)                          250          254
     7.550% due 09/02/2003                              500          516
     6.690% due 03/31/2006                            1,200        1,211
                                                                 -------
                                                                  30,016
                                                                 =======
Utilities 7.2%
Beaver Valley Funding Corp.
     8.250% due 06/01/2003                              283          286
     8.625% due 06/01/2007                              690          707
Cable & Wireless Communications
     6.750% due 12/01/2008                            5,000        5,097
CMS Energy
     8.125% due 05/15/2002                              750          752
System Energy Resources
     7.710% due 08/01/2001                            2,900        2,942
Texas Utilities Co.
     6.064% due 06/25/2001                           10,000        9,973
     6.438% due 09/24/2001                            5,000        5,000
                                                                 -------
                                                                  24,757
                                                                 -------
Total Corporate Bonds & Notes                                     94,618
(Cost $95,163)                                                   =======

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.5%
--------------------------------------------------------------------------------

Federal Home Loan Bank
     6.000% due 05/12/2000 (d)                        5,000        4,934
Federal National Mortgage Assn.
     5.750% due 06/15/2005                              250          242
Student Loan Marketing Assn.
     5.129% due 06/30/2000 (d)                        3,400        3,397
                                                                 -------
Total U.S. Government Agencies                                     8,573
(Cost $8,641)                                                    =======

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 6.8%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
     3.625% due 07/15/2002 (h)                        3,122        3,103
     3.375% due 01/15/2007 (h)(j)                     4,839        4,624
     3.625% due 01/15/2008 (h)                        1,960        1,897
     3.875% due 01/15/2009 (h)                          813          801
U.S. Treasury Notes
     6.000% due 10/15/1999                              500          500
     5.500% due 02/29/2000 (b)                        1,995        1,999
     8.750% due 08/15/2000                              500          515
     6.125% due 09/30/2000                              200          201
     6.375% due 09/30/2001                            1,000        1,013
     7.500% due 11/15/2001                            1,500        1,555
     6.125% due 12/31/2001                              250          252
     6.375% due 08/15/2002                            1,000        1,017
     6.250% due 02/15/2003                            1,000        1,013
     7.250% due 05/15/2004                              750          791
     7.250% due 08/15/2004                              700          740
     6.500% due 05/15/2005                            1,000        1,024
     6.875% due 05/15/2006                              750          783
     7.000% due 07/15/2006                              750          788
     6.625% due 05/15/2007                              400          413
U.S Treasury Bond Strip
     0.000% due 08/15/2005                              500          351
                                                                 -------
Total U.S. Treasury Obligations                                   23,380
(Cost $23,502)                                                   =======

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 45.9%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 16.5%
Chase Mortgage Finance Corp.
     6.204% due 04/25/2025 (d)                        4,172        3,840
Criimi Mae Financial Corp.
     7.000% due 01/01/2033                           11,096       11,023
Federal Home Loan Mortgage Corp.
     7.000% due 05/15/2004                            1,000        1,009
     6.000% due 12/15/2008                            5,171        5,065
     6.500% due 08/15/2023                            4,855        4,806
     6.500% due 10/15/2023                            1,245        1,150
     8.500% due 04/15/2025                            2,165        2,254
     8.000% due 02/15/2027                              425          439
Federal National Mortgage Assn.
     6.000% due 03/25/2009                            1,383        1,270
     6.500% due 01/18/2019                            3,034        3,037
     7.000% due 09/25/2021                            2,970        2,951
     6.500% due 03/25/2023                            2,000        1,906
GE Capital Mortgage Services, Inc.
     6.000% due 02/25/2024                              378          376
Government National Mortgage Assn.
     7.500% due 04/20/2027                            2,381        2,297
Norwest Asset Securities Corp.
     6.250% due 11/25/2013                            2,496        2,412
     7.000% due 01/25/2028                            4,843        4,797
PNC Mortgage Securities Corp.
     6.500% due 10/25/2028                            5,000        4,496
Residential Funding Mortgage Securities, Inc.
     6.982% due 06/25/2008                            1,900        1,900
     7.000% due 05/25/2012                            1,791        1,764
                                                                 -------
                                                                  56,792
                                                                 =======
Federal Home Loan Mortgage Corporation 4.7%
     6.000% due 10/14/2028                            3,900        3,640
     6.500% due 10/14/2029                            9,130        8,761
     7.500% due 10/14/2029                            3,760        3,777
                                                                 -------
                                                                  16,178
                                                                 =======

                              1999 Semi-Annual Report See accompanying notes  83

Moderate Duration Fund
September 30, 1999 (Unaudited)

                                                                    Principal
                                                                       Amount          Value
                                                                       (000s)         (000s)
----------------------------------------------------------------------------------------------
Federal Housing Administration 3.0%
     7.430% due 04/01/2022-06/01/2023 (g)                            $ 10,180       $ 10,330
                                                                                    ---------
Federal National Mortgage Association 12.5%
     5.730% due 09/01/2017-03/01/2033 (d)(g)                              969            950
     5.735% due 01/01/2027-08/01/2029 (d)(g)                            1,366          1,338
     5.750% due 08/01/2018 (d)                                            403            396
     5.753% due 11/01/2035 (d)                                            527            515
     5.756% due 05/01/2036 (d)                                            530            517
     5.758% due 05/01/2036 (d)                                          4,282          4,176
     6.000% due 02/01/2014                                                711            684
     6.500% due 08/25/2021                                             28,509         27,831
     7.000% due 05/01/2012                                                578            579
     7.500% due 08/01/2017-04/01/2029 (g)                               3,221          3,241
     8.000% due 09/01/2026-10/01/2026 (g)                               2,755          2,822
                                                                                    ---------
                                                                                      43,049
                                                                                    =========
Government National Mortgage Association 9.2%
     6.000% due 10/21/2029                                              3,000          2,785
     6.125% due 11/20/2017-11/20/2025 (d)(g)                              706            716
     6.375% due 03/20/2020-03/20/2028 (d)(g)                           11,169         11,203
     6.500% due 10/21/2029                                              8,970          8,576
     7.000% due 03/15/2029                                                712            700
     7.500% due 12/15/2028                                                715            719
     8.000% due 11/15/2026-08/20/2029 (g)                               5,726          5,839
     9.000% due 06/15/2009                                              1,289          1,356
                                                                                    ---------
                                                                                      31,894
                                                                                    ---------
Total Mortgage-Backed Securities                                                     158,243
(Cost $160,325)                                                                     =========

----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 8.2%
----------------------------------------------------------------------------------------------
Amresco Residential Securities
     6.500% due 11/25/2015                                                272            272
Brazos Student Loan Finance Co.
     5.495% due 06/01/2023 (d)                                         10,000          9,815
Caterpillar Financial Asset Trust
     6.450% due 05/25/2003                                              1,377          1,378
Chase Credit Card Master Trust
     6.777% due 05/15/2007                                              5,533          5,571
Chase Manhattan Corp
     7.000% due 04/25/2025                                                723            727
EQCC Home Equity Loan Trust
     6.700% due 09/15/2008                                                 55             55
Green Tree Home Equity Loan Trust
     5.590% due 02/15/2013                                              1,717          1,711
Green Tree Home Improvement
     5.940% due 06/15/2029                                              1,049          1,049
Green Tree Recreational Equipment
     6.430% due 04/17/2006                                              2,000          2,000
IMC Home Equity Loan Trust
     5.344% due 03/25/2027 (d)                                            118            117
LIBOR-Index Certificates
     6.500% due 12/16/2001 (d)                                            800            800
The Money Store Home Equity Trust
     6.040% due 08/15/2017                                              1,769          1,764
The Money Store Residential Trust
     6.215% due 02/15/2011                                              2,877          2,874
                                                                                    ---------
Total Asset-Backed Securities                                                         28,133
(Cost $28,297)                                                                      =========

----------------------------------------------------------------------------------------------
SOVEREIGN ISSUES 5.7%
----------------------------------------------------------------------------------------------
Commonwealth of Canada
     6.500% due 05/30/2000                                              2,500          2,509
Hydro Quebec
     7.620% due 04/02/2001                                              1,000          1,017
     5.188% due 09/29/2049 (d)                                          5,000          4,156
Republic of Argentina
    11.447% due 04/10/2005 (d)                                          2,715          2,393
United Mexican States
     6.768% due 06/27/2002 (d)                                         10,000          9,710
                                                                                    ---------
Total Sovereign Issues                                                                19,785
                                                                                    =========
(Cost $20,294)

----------------------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 2.7%
----------------------------------------------------------------------------------------------
Commonwealth of New Zealand
     4.500% due 02/15/2016                                           N$   800            413
Korea Development Bank
     5.437% due 05/06/2000 (d)                                       BP 5,500          8,906
                                                                                    ---------
Total Foreign Currency-Denominated Issues                                              9,319
(Cost $9,309)                                                                       =========

----------------------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
----------------------------------------------------------------------------------------------
Eurodollar December Futures (CME)
     Strike @ 93.000 Exp. 12/13/1999                                 $    313              2
     Strike @ 92.750 Exp. 12/13/1999                                      563              3
     Strike @ 92.500 Exp. 12/13/1999                                      213              1
     Strike @ 92.250 Exp. 12/13/1999                                    1,088              5
                                                                                    ---------
Total Purchased Put Options                                                               11
(Cost $15)                                                                          =========

----------------------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 4.2%
----------------------------------------------------------------------------------------------
Certificates of Deposit 1.4%
Commerzbank AG
     6.200% due 05/10/2000                                              5,000          4,962
                                                                                    ---------
Commercial Paper 2.3%
American Express
     5.280% due 10/12/1999                                              4,600          4,593
Ford Motor Credit Corp.
     5.300% due 10/12/1999                                              1,800          1,797
Procter & Gamble Co.
     5.370% due 10/20/1999                                                700            698
     5.280% due 10/20/1999                                                800            798
                                                                                    ---------
                                                                                       7,886
                                                                                    =========
Repurchase Agreement 0.5%
State Street Bank
     4.800% due 10/01/1999                                              1,634          1,634
     (Dated 09/30/1999. Collateralized by                                           ---------
     Federal National Mortgage Association
     5.120% 05/26/2000 valued at $1,667,755
     Repurchase proceeds are $1,634,218.)

U.S. Treasury Bills (b) 0.0%
     4.710% due 02/17/2000                                                 40             39
                                                                                    ---------
Total Short-Term Instruments                                                          14,521
(Cost $14,559)                                                                      =========

Total Investments (a) 103.4%                                                        $356,583
(Cost $360,105)

Written Options (c) (0.1%)                                                              (509)
(Premiums $598)

Other Assets and Liabilities (Net) (3.3%)                                            (11,041)
                                                                                    ---------
Net Assets 100.0%                                                                   $345,033
                                                                                    =========

84 PIMCO Funds See accompanying notes

--------------------------------------------------------------------------------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                          $        819
Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (4,341)
                                                                   ------------

Unrealized depreciation-net                                        $     (3,522)
                                                                   ============
(b) Securities with an aggregate market value of $2,038 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1999:

                                                                      Unrealized
                                                     # of          Appreciation/
Type                                            Contracts         (Depreciation)
--------------------------------------------------------------------------------
Eurodollar March Futures (03/2001)                     11          $         (9)
Eurodollar June Futures (06/2000)                       3                     2
Eurodollar June Futures (06/2001)                      11                   (10)
Eurodollar September Futures (09/2000)                 64                    24
Eurodollar December Futures (12/1999)                   8                    (1)
Eurodollar December Futures (12/2000)                  53                    34
Government of Japan 10 Year Note (03/2000)              3                   (69)
U.S. Treasury 5 Year Note (12/1999)                    20                    (2)
U.S. Treasury 10 Year Note (12/1999)                  421                   (65)
                                                                   ------------
                                                                   $        (96)
                                                                   ============
(c) Premiums received on written options:

                                                       # of
Type                                              Contracts      Premium        Value
---------------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
     Strike @ 120.00 Exp. 11/20/1999                    221       $   76       $   24
Put - CBOT U.S. Treasury Bond December Futures
     Strike @ 110.00 Exp. 11/20/1999                    182           81           60
Put - OTC U.S.Treasury Note 5.250% due 05/2004
     Strike @ 95.469 Exp. 10/15/1999                  1,700            7            0
Call - OTC Federal Home Loan Mortgage
     7.500% due 11/2029
     Strike @ 100.469 Exp. 11/08/1999                 5,000           28           31
Put - OTC Federal Home Loan Mortgage
     7.500% due 11/2029
     Strike @ 99.594 Exp. 11/20/1999                  3,000           18           20
Put - CME Eurodollar December Futures
     Strike @ 93.500 Exp. 12/18/2000                     94           99           86
Put - CME Eurodollar December Futures
     Strike @ 94.000 Exp. 12/13/1999                  1,051          289          288
                                                                  -------------------
                                                                  $  598       $  509
                                                                  ===================

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Foreign forward currency contracts outstanding at September 30, 1999:

                             Principal
                                Amount                             Unrealized
                            Covered by        Settlement        Appreciation/
Type        Currency          Contract             Month       (Depreciation)
--------------------------------------------------------------------------------
Sell              BP             5,611           10/1999           $      (18)
Sell              JY            21,000           02/2000                    5
Sell              N$               191           10/1999                    0
Sell                               572           11/1999                    5
                                                                   ----------
                                                                   $       (8)
                                                                   ==========
(f) Principal amount denoted in indicated currency:

                  BP - British Pound
                  JY - Japanese Yen
                  N$ - New Zealand Dollar

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Swap agreements outstanding at September 30, 1999:


                                                       Notional       Unrealized
Type                                                     Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus
5.950%. In the event of default of Republic of Argentina Floating Rate Notes and/or
Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                       $     900       $      (9)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.700%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/28/2001                                             100              (0)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                             400              (5)
                                                                      ---------
                                                                      $     (14)
                                                                      =========
(j) Subject to a financing transaction.


                             1999 Semi-Annual Report  See accompnaying notes  85

Schedule of Investments

Low Duration Fund
September 30, 1999 (Unaudited)

                                                Principal
                                                   Amount                Value
                                                   (000s)               (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 42.5%
--------------------------------------------------------------------------------

Banking & Finance 24.0%
Aristar, Inc.
     7.375% due 09/01/2004                     $   19,000           $   19,081
Associates Corp. of North America
     5.596% due 08/27/2001 (d)                      1,000                  998
     6.875% due 06/20/2002                         20,000               20,516
     6.950% due 08/01/2002                          1,000                1,008
AT&T Capital Corp.
     8.250% due 01/11/2000                          7,900                7,945
     7.500% due 11/15/2000                          6,200                6,244
     5.561% due 04/23/2002 (d)                     10,000                9,808
Banc One Corp.
     7.250% due 08/01/2002                            500                  506
Banco Latino Americano SA
     6.750% due 03/01/2001                          1,300                1,288
BankAmerica Corp.
     7.200% due 09/15/2002                            100                  102
     7.875% due 12/01/2002                            100                  104
Bear Stearns Co., Inc.
     6.750% due 08/15/2000                          5,000                5,023
     5.830% due 08/29/2000 (d)                     21,000               21,161
     6.224% due 02/06/2001 (d)                      8,600                8,621
     5.650% due 06/28/2001 (d)                      2,000                2,003
     6.125% due 02/01/2003                          3,000                2,920
     6.200% due 03/30/2003                          9,700                9,452
     5.923% due 06/01/2004 (d)                      3,000                2,995
Beneficial Corp.
     5.359% due 01/09/2002 (d)                     10,000               10,025
     6.650% due 09/12/2002                          5,000                5,005
     6.575% due 12/16/2002                          5,440                5,427
Boeing Capital Services Corp.
     6.480% due 11/10/1999                         10,750               10,753
Bombardier Capital, Inc.
     6.000% due 01/15/2002                         10,000                9,801
Capital One Bank
     6.280% due 02/20/2001                          6,500                6,481
     7.000% due 04/30/2001                            300                  300
Case Credit Corp.
     5.910% due 02/19/2001                          4,000                3,966
     5.850% due 02/20/2001 (d)                     63,000               62,421
     5.930% due 02/26/2001                          5,000                4,959
     5.500% due 08/01/2001 (d)                      4,750                4,745
Chase Manhattan Corp.
     5.560% due 10/13/2000 (d)                      7,500                7,516
     5.500% due 02/15/2001                          1,000                  990
Chrysler Financial Co. LLC
     5.850% due 01/26/2001                          5,000                4,984
     5.520% due 08/08/2002 (d)                      8,000                7,993
CIT Group, Inc.
     6.200% due 10/20/2000                         50,000               49,924
     5.875% due 06/18/2001                         19,400               19,205
Credit Asset Receivable
     6.274% due 10/31/2003                         42,086               41,273
Ford Motor Credit Corp.
     5.790% due 03/21/2001 (d)                      3,000                3,002
     5.663% due 03/19/2002                          3,107                3,110
     5.570% due 07/16/2002 (d)                        100                  100
     6.520% due 08/12/2002                         13,000               12,986
     6.125% due 04/28/2003                         14,000               13,721
General Motors Acceptance Corp.
     5.800% due 08/07/2000                            520                  520
     7.125% due 05/01/2001                         15,000               15,193
     5.533% due 09/19/2001 (d)                      5,000                4,992
     5.619% due 12/10/2001 (d)                      7,400                7,365
     5.438% due 04/29/2002 (d)                      2,000                1,998
     5.540% due 11/12/2002 (d)                     17,400               17,286
     5.875% due 01/22/2003                            500                  486
     6.149% due 09/20/2003 (d)                     15,000               15,000
     5.560% due 04/05/2004 (d)                        700                  698
Goldman Sachs Group
     6.200% due 12/15/2000                          1,000                  998
     5.468% due 01/25/2001 (d)                      8,000                7,987
Great Western Financial
     8.600% due 02/01/2002                          4,000                4,174
Heller Financial, Inc.
     5.571% due 04/28/2003 (d)                     20,000               20,000
Hitachi Credit America
     6.100% due 04/24/2001                         25,000               24,728
Household Finance Corp.
     6.490% due 04/09/2001                         20,000               19,960
     6.125% due 07/15/2002                         10,000                9,820
     7.625% due 01/15/2003                         10,849               11,076
     6.125% due 02/27/2003                          1,500                1,457
     5.775% due 06/24/2003 (d)                      1,500                1,497
Key Bank NA
     6.052% due 04/24/2003                         12,900               12,620
Korea Development Bank
     8.008% due 06/16/2003 (d)                      3,500                3,430
     6.625% due 11/21/2003                         20,000               19,074
Korean Export-Import Bank
     6.500% due 02/10/2002                          7,200                7,011
     7.100% due 03/15/2007                          2,000                1,965
Lehman Brothers Holdings, Inc.
     5.390% due 08/11/2000 (d)                      7,900                7,936
     5.405% due 06/01/2001 (d)                      1,500                1,496
     6.249% due 04/02/2002 (d)                      2,000                1,999
     6.375% due 05/07/2002                         28,345               27,986
     6.073% due 05/07/2002 (d)                      5,000                5,014
     7.000% due 05/15/2003                          2,000                1,987
Marsh & McLennan Co., Inc.
     6.625% due 06/15/2004                          1,000                  992
MBNA America Bank NA
     6.000% due 12/26/2000                          5,000                4,966
     6.875% due 07/15/2004                          1,900                1,862
Mercury Finance Co.
    10.000% due 03/23/2001                          4,400                4,158
Merrill Lynch & Co.
     6.250% due 07/25/2000                          2,150                2,154
     5.566% due 09/25/2000 (d)                      2,100                2,103
     5.378% due 09/30/2000 (d)                      8,558                8,543
     6.000% due 01/15/2001                          1,336                1,331
     6.093% due 11/26/2001 (d)                    115,000              116,221
     5.410% due 01/15/2002 (d)                      5,000                5,006
     5.748% due 02/08/2002 (d)                     25,000               24,997
     5.564% due 02/04/2003 (d)                     23,000               23,091
     6.130% due 04/07/2003                          7,770                7,657
Morgan Stanley Capital
     7.460% due 02/15/2020                          8,100                8,192
Morgan Stanley, Dean Witter, Discover and Co.
     5.699% due 03/11/2003 (d)                      5,000                4,978
New England Educational Loan Marketing
     5.593% due 11/30/1999 (d)                     20,000               20,000
Okobank
     6.760% due 10/29/2049 (d)                        750                  751
PaineWebber
     7.000% due 03/01/2000                             50                   50
Pemex Finance Ltd.
     6.125% due 11/15/2003                         15,000               14,703
PNC Bank Corp.
     5.483% due 01/24/2002 (d)                     20,000               19,938
Popular North American, Inc.
     7.375% due 09/15/2001                         20,000               20,052
Prudential Funding Corp.
     5.020% due 10/02/2000 (d)                      5,000                5,005
Rothmans Holdings
     6.500% due 05/06/2003                         14,000               13,467
Salomon, Inc.
     7.500% due 02/01/2003                          3,000                3,067
Salomon, Smith Barney Holdings
     5.180% due 05/14/2002 (d)                     25,150               25,121
     5.571% due 07/23/2002 (d)                      5,100                5,090
Security Pacific Corp.
    11.500% due 11/15/2000                          3,850                4,050
SGE Associates
     8.070% due 07/20/2000 (i)                      6,371                6,422


86  PIMCO Funds See accompanying notes

                                                  Principal
                                                     Amount         Value
                                                     (000s)        (000s)
--------------------------------------------------------------------------------

Spieker Properties
     6.650% due 12/15/2000                       $    5,070    $    5,052
Toyota Motor Credit Corp.
     5.967% due 02/15/2002                           11,600        11,203
Transamerica Finance Corp.
     6.125% due 11/01/2001                            5,000         4,924
     5.920% due 03/29/2002                           52,050        50,827
Travelers Group, Inc.
     7.250% due 05/01/2001                            3,700         3,755
     7.300% due 05/15/2002                           15,000        15,299
Wells Fargo Co.
     6.750% due 05/12/2000                            1,000         1,006
                                                                ---------
                                                                1,110,248
Industrials 9.1%                                                =========
Allied Waste North America, Inc.
     7.375% due 01/01/2004                            5,000         4,600
American Home Products Corp.
     7.700% due 02/15/2000                              100           102
AMR Corp.
     9.750% due 03/15/2000                            5,000         5,075
     9.910% due 03/01/2001                            2,500         2,607
     9.440% due 05/15/2001                            5,000         5,200
     9.125% due 10/24/2001                            1,000         1,039
Century Communications Corp.
     0.000% due 03/15/2003                            5,250         3,714
Container Corp. of America
    11.250% due 05/01/2004                            2,500         2,588
Crown Cork & Seal
     7.125% due 09/01/2002                           33,000        32,987
CSX Corp.
     9.500% due 08/01/2000                              380           390
Delta Air Lines, Inc.
     9.800% due 12/16/2000                              250           258
     8.500% due 09/15/2001                              205           211
EZ Communication, Inc.
     9.750% due 12/01/2005                            5,000         5,311
Falcon Holding Group LP
     0.000% due 04/15/2010                            4,500         3,218
Federal-Mogul Corp.
     7.500% due 07/01/2004                           28,600        27,422
Ford Motor Co.
     9.000% due 09/15/2001                              500           523
Fred Meyer, Inc.
     7.150% due 03/01/2003                           10,500        10,510
Hertz Corp.
     6.625% due 07/15/2000                              100           100
HMH Properties, Inc.
     7.875% due 08/01/2005                            5,000         4,625
Houghton Mifflin Co.
     5.903% due 12/01/2000 (d)                       18,000        18,088
IBM Corp.
     6.375% due 06/15/2000                              100           100
International Paper Co.
     6.875% due 07/10/2000                            6,000         6,025
ISP Holdings, Inc.
     9.750% due 02/15/2002                            3,000         3,030
J Seagram & Sons
     6.250% due 12/15/2001                           52,000        51,316
Levi Strauss & Co.
     6.800% due 11/01/2003                            2,500         2,339
Nabisco, Inc.
     6.000% due 02/15/2001 (d)                       21,000        20,802
     6.700% due 06/15/2002                           21,100        20,872
Noranda, Inc.
     5.750% due 08/18/2000 (d)                        1,000         1,004
Occidental Petroleum
    10.125% due 11/15/2001                            5,000         5,319
     6.400% due 04/01/2003                           15,945        15,594
Owens-Illinois, Inc.
     7.850% due 05/15/2004                           15,000        14,833
Petroleos Mexicanos
     9.520% due 07/15/2005 (d)                        5,000         4,763
Philip Morris Cos., Inc.
     9.000% due 01/01/2001                            7,000         7,202
     7.500% due 01/15/2002                              200           203
     7.250% due 01/15/2003                            4,050         4,092
     6.150% due 03/15/2010                           23,900        23,954
Starwood Hotel & Resorts
     6.750% due 11/15/2005                            2,000         1,790
Stone Container Corp.
    10.750% due 10/01/2002                           11,080        11,440
TCI Communications, Inc.
     6.210% due 03/11/2003 (d)                        3,000         3,064
Tenet Healthcare Corp.
     7.875% due 01/15/2003                            4,300         4,139
     8.625% due 12/01/2003                            1,700         1,688
Union Oil Co. of California
     9.100% due 08/15/2001                            3,350         3,501
Waste Management, Inc.
     6.500% due 05/14/2004                           40,000        39,588
Whitman Corp.
     6.000% due 05/01/2004                            4,500         4,363
Xerox Capital
     5.875% due 06/01/2000                            3,000         2,995
Yorkshire Power
     6.154% due 02/25/2003                           40,000        38,270
                                                                ---------
                                                                  420,854
                                                                =========
Utilities 9.4%
Beaver Valley Funding Corp.
     8.250% due 06/01/2003                            3,500         3,539
Calpine Corp.
     9.250% due 02/01/2004                            2,960         2,979
     7.625% due 04/15/2006                            6,000         5,703
Central Maine Power Co.
     6.380% due 02/24/2000                           10,000        10,018
Cinergy Corp.
     6.125% due 04/15/2004                           13,000        12,396
Cleveland Electric Illuminating Co.
     8.550% due 11/15/2001                            2,075         2,136
     7.850% due 07/30/2002                            3,500         3,560
CMS Energy
     7.375% due 11/15/2000                           15,150        15,151
     8.125% due 05/15/2002                            1,750         1,755
     7.625% due 11/15/2004                           14,500        13,995
Connecticut Light & Power Co.
     7.875% due 06/01/2001                              500           506
     7.750% due 06/01/2002                           11,700        11,853
     8.590% due 06/05/2003                           10,000         9,541
Flag Limited
     8.250% due 01/30/2008                            2,000         1,750
Illinois Power Co.
     6.250% due 07/15/2002                           10,000         9,840
     6.000% due 09/15/2003                           12,500        11,949
Louisiana Power & Light Co.
     7.740% due 07/01/2002                            3,308         3,327
MCI Worldcom, Inc.
     5.645% due 08/17/2000 (d)                      100,000        99,892
     8.875% due 01/15/2006                           45,170        47,809
New Century Energies, Inc.
     5.860% due 05/28/2000                           12,100        12,053
New Orleans Public Service
     8.000% due 03/01/2006                              400           406
Niagara Mohawk Power
     7.000% due 10/01/2000                           20,717        20,801
     7.125% due 07/01/2001                            1,512         1,519
     7.250% due 10/01/2002                           16,634        16,766
North Atlantic Energy
     9.050% due 06/01/2002                            3,675         3,732
Public Service Enterprise Group, Inc.
     5.761% due 11/22/2000 (d)                       10,000        10,023
Southwestern Bell Communication Capital Corp.
     6.125% due 03/12/2001                            2,000         1,993
Texas Utilities Co.
     5.940% due 10/15/2001                           13,155        13,052
     6.750% due 04/01/2003                            3,875         3,871

                              1999 Semi-Annual Report See accompanying notes  87

Low Duration Fund
September 30, 1999 (Unaudited)

                                                      Principal
                                                         Amount            Value
                                                         (000s)           (000s)
--------------------------------------------------------------------------------

U.S. West Communications, Inc.
     5.650% due 11/01/2004                           $    9,250       $    8,800
United Illuminating Co.
     6.000% due 12/15/2003                               13,000           12,371
Western Massachusetts Electric
     7.375% due 07/01/2001                                5,250            5,271
     7.750% due 12/01/2002                               10,300           10,512
WorldCom, Inc.
     6.125% due 08/15/2001                               45,000           44,712
                                                                       ---------
                                                                         433,581
                                                                       ---------
Total Corporate Bonds & Notes                                          1,964,683
(Cost $1,976,842)                                                      =========

--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.3%
--------------------------------------------------------------------------------

New York 0.3%
New York City Refunding Bonds, Series 1998 B
     5.900% due 08/01/2000                               13,000           13,012
                                                                       ---------
Total Municipal Bonds & Notes                                             13,012
(Cost $12,998)                                                         =========

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.1%
--------------------------------------------------------------------------------

Small Business Administration
     7.000% due 01/25/2013 (d)                              267              270
     6.750% due 02/25/2014 (d)                              833              853
Student Loan Marketing Assn.
     5.129% due 06/30/2000 (d)                           46,000           45,958
     5.333% due 04/25/2006 (d)                           10,347           10,304
     5.495% due 04/25/2007 (d)                           39,015           38,958
                                                                       ---------
Total U.S. Government Agencies                                            96,343
(Cost $96,407)                                                         =========

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 8.6%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
     3.625% due 07/15/2002 (h)                           11,407           11,335
     3.625% due 07/15/2002 (h)                          134,092          133,254
     3.375% due 01/15/2007 (h)(j)                        36,612           34,975
     3.625% due 01/15/2008 (h)(j)                        28,373           27,469
     3.625% due 01/15/2008 (h)                           90,794           87,899
     3.875% due 01/15/2009 (h)(j)                         3,456            3,403
     3.875% due 01/15/2009 (h)                           91,981           90,572
U.S. Treasury Notes
     5.500% due 02/29/2000 (b)(j)                         9,670            9,688
                                                                       ---------
Total U.S. Treasury Obligations                                          398,595
(Cost $399,842)                                                        =========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 36.2%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 15.1%
Cendant Mortgage Corp.
     6.500% due 09/18/2029                                  596              591
Chase Commercial Mortgage Securities Corp.
     7.600% due 12/18/2005                                  200              205
     6.900% due 09/19/2006                                  135              135
Chase Mortgage Finance Corp.
    10.000% due 11/25/2009                                  347              353
     6.500% due 06/25/2013                                7,592            7,503
     6.204% due 04/25/2025 (d)                            4,172            3,840
     6.750% due 07/25/2028                                9,950            9,471
     6.350% due 07/25/2029                                5,000            4,939
CMC Securities Corp. IV
     7.250% due 10/25/2027                               12,141           11,985
Collateralized Mortgage Obligation Trust
     5.750% due 01/20/2003 (d)                                9                9
     9.500% due 06/25/2020                                  332              332
Commercial Mortgage Acceptance Corp.
     6.790% due 08/15/2008                                1,289            1,282
Commercial Trust
     6.670% due 12/15/2003                                4,890            4,718
Countrywide Funding Corp.
     5.750% due 01/25/2035 (d)                            4,057            4,064
Countrywide Home Loans
     6.250% due 07/25/2009                                1,124            1,123
     6.900% due 12/25/2027                               18,168           18,092
     6.050% due 04/25/2029                               56,626           54,077
Criimi Mae Financial Corp.
     7.000% due 01/01/2033                                8,599            8,543
CS First Boston Mortgage Securities Corp.
     6.400% due 02/17/2004                                  153              152
     6.520% due 07/17/2007                                  145              140
Dime Savings
     6.810% due 11/01/2018 (d)                            1,955            1,799
DLJ Mortgage Acceptance Corp.
    11.000% due 08/01/2019                                  889              971
     4.224% due 05/25/2024 (d)                            1,445            1,506
     5.875% due 06/25/2026 (d)                           13,915           13,833
     6.850% due 12/17/2027                                  165              165
Enterprise Mortgage Acceptance Co.
     6.110% due 07/15/2003                                  132              131
Federal Home Loan Mortgage Corp.
     6.000% due 07/15/2006                                3,064            3,060
     6.500% due 08/15/2006                                3,000            3,008
    10.000% due 09/15/2009                                    3                3
     6.375% due 08/15/2011                                3,774            3,777
     6.500% due 08/15/2011                               21,167           20,952
    12.500% due 09/30/2013                                  628              658
     6.250% due 07/15/2014                                1,752            1,753
    10.000% due 07/15/2019                                  295              312
     9.000% due 11/15/2019                                  832              846
     7.500% due 04/15/2020                                  438              438
    10.000% due 05/15/2020                                  207              218
     9.000% due 12/15/2020                                3,833            3,974
     7.500% due 12/15/2020                                1,561            1,574
     9.500% due 01/15/2021                                1,233            1,285
     8.000% due 04/15/2021                                1,384            1,420
     9.000% due 05/15/2021                                  244              253
     7.500% due 01/20/2024                                7,247            7,305
Federal National Mortgage Assn.
     8.950% due 05/25/2003                                   43               44
     9.000% due 07/25/2003                                  331              338
     9.400% due 07/25/2003                                   75               77
     6.875% due 06/25/2009                                1,949            1,956
     7.000% due 09/25/2016                               10,368           10,359
     8.750% due 05/25/2019                                   46               47
     9.000% due 07/25/2019                                   43               43
     9.500% due 03/25/2020                                3,340            3,575
     9.500% due 05/25/2020                                1,450            1,531
     9.000% due 03/25/2021                                4,104            4,246
     9.000% due 04/25/2021                                  139              145
     8.000% due 03/25/2022                                   53               53
     5.000% due 01/25/2024                                  169              168
     7.000% due 03/25/2024                                5,000            4,800
     8.500% due 04/01/2025                                3,528            3,666
     6.455% due 02/01/2028 (d)                            7,949            8,025
First Plus Home Loan Trust
     6.060% due 09/10/2011                                  500              499
GE Capital Mortgage Services, Inc.
     6.750% due 12/25/2012                                3,458            3,447
     6.500% due 02/25/2024                                   10               10
German American Capital Corp.
     7.000% due 08/12/2010                                6,800            6,940
Glendale Federal Savings & Loan
     6.577% due 03/25/2030 (d)                            1,407            1,426
Government National Mortgage Assn.
     7.000% due 10/20/2025                                7,000            6,829
Greenwich
     8.145% due 11/25/2024 (d)                              575              583
Independent National Mortgage Corp.
     7.729% due 11/25/2024 (d)                              871              885
J.P. Morgan Commercial Mortgage Finance Corp.
     7.069% due 09/15/2029                                  185              186
     6.373% due 01/15/2030                                  138              136
LB Commercial Conduit Mortgage Trust
     6.330% due 11/18/2004                                  135              132
Lehman Large Loan
     6.790% due 06/12/2004                                  162              163
Mellon Residential Funding Corp.
     6.400% due 06/26/2028                                2,661            2,591

88 PIMCO Funds See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
      6.580% due 07/25/2029                      $       17,411   $     17,324
Merrill Lynch Mortgage Investors, Inc.
      6.310% due 11/15/2026                                 251             247
Morgan Stanley Capital
      6.860% due 07/15/2005                                 130             128
      7.227% due 01/16/2006                                 230             235
      6.220% due 06/03/2030                                 224             218
Mortgage Capital Funding, Inc.
      6.325% due 10/18/2007                              23,055          22,575
Nomura Asset Securities Corp.
      6.625% due 01/25/2009                               1,295           1,295
Norwest Asset Securities Corp.
      6.250% due 11/25/2013                              16,639          16,078
      7.000% due 01/25/2028                              34,978          34,651
      6.500% due 01/25/2029                               6,000           5,616
Norwest Mortgage
     12.250% due 04/01/2014                                 214             213
PNC Mortgage Securities Corp.
      6.500% due 02/25/2028                              11,669          11,643
      6.750% due 05/25/2028                               5,694           5,631
Prudential Bache
      5.740% due 09/01/2018 (d)                              27              26
      8.400% due 03/20/2021                               4,279           4,401
Prudential Home Mortgage Securities
      7.500% due 10/25/2007                                 878             886
      7.000% due 01/25/2008                              10,000           9,962
      6.750% due 11/25/2008                               4,751           4,525
      7.000% due 06/25/2023                               3,014           2,999
      6.050% due 04/25/2024                                 206             205
      6.000% due 05/25/2024                                  18              18
Resecuritization Mortgage Trust
      5.630% due 04/26/2021 (d)                          16,076          15,629
Residential Accredit Loans, Inc.
      6.500% due 02/25/2029                              28,596          27,631
Residential Asset Securitization Trust
      6.500% due 09/25/2014                                 491             478
Residential Funding Mortgage Securities, Inc.
      6.500% due 06/25/2008                               1,211           1,211
      6.500% due 04/25/2009                                  47              47
      6.500% due 08/25/2013                               3,680           3,561
      5.650% due 07/01/2019 (d)                             888             862
      7.100% due 07/25/2027                               4,220           4,219
      7.000% due 10/25/2027                              10,000           9,457
      7.250% due 10/25/2027                              19,500          19,552
      6.250% due 11/25/2028                               6,000           5,408
Resolution Trust Corp.
      6.543% due 09/25/2019 (d)                             831             829
      8.625% due 10/25/2021                              13,661          13,620
      5.340% due 10/25/2021                                 503             505
      6.945% due 10/25/2021 (d)                             108             108
      6.900% due 02/25/2027                               4,344           3,971
      9.000% due 09/25/2028                                 167             167
      7.354% due 10/25/2028 (d)                             104             106
Ryland Acceptance Corp.
      8.000% due 03/01/2018                               2,051           2,044
Ryland Mortgage Securities Corp.
      6.442% due 11/25/2021                               1,359           1,365
Salomon Brothers Mortgage Securities
      6.972% due 12/25/2017 (d)                           1,808           1,814
      7.538% due 03/25/2024 (d)                           1,568           1,600
Securitized Asset Sales, Inc.
      6.750% due 08/25/2025                               1,634           1,633
Shearson Lehman
      9.600% due 03/25/2021                                 347             346
Structured Asset Mortgage Investments, Inc.
      6.125% due 11/25/2013                              37,218          35,725
      6.906% due 06/25/2028 (d)                           7,139           7,142
      9.054% due 06/25/2029                               9,696          10,185
      6.584% due 06/25/2029 (d)                          32,422          31,591
      6.750% due 05/02/2030                               5,000           4,881
Structured Asset Notes Transactions Limited
      6.650% due 08/30/2005                              23,709          22,945
Structured Asset Securities Corp.
      7.000% due 12/25/2027                              51,500          48,715
TMA Mortgage Funding Trust
      5.719% due 01/25/2029 (d)                          14,670          14,666
Union Planters Mortgage Finance Corp.
      6.450% due 01/25/2028                               6,000           5,955
                                                                  -------------
                                                                        700,539
                                                                  =============
Federal Home Loan Mortgage Corporation 4.5%
      4.750% due 06/01/2001                                   7               7
      5.730% due 11/01/2014-07/01/2027 (d)(g)             2,286           2,244
      5.740% due 01/01/2030-12/01/2030 (d)(g)             3,074           3,013
      5.750% due 01/15/2008-01/01/2020 (d)(g)             7,000           6,947
      5.754% due 09/01/2015-10/01/2030 (d)(g)             3,246           3,187
      5.756% due 06/01/2030 (d)                             511             498
      5.820% due 01/01/2020 (d)                             594             585
      5.836% due 02/01/2016 (d)                              84              83
      6.000% due 10/23/2006-08/01/2028 (d)(g)            45,531          42,919
      6.500% due 04/01/2000-10/01/2028 (g)                9,597           9,616
      6.553% due 02/01/2020 (d)                           2,590           2,636
      6.750% due 06/15/2019                               7,723           7,756
      6.757% due 03/01/2024 (d)                              90              93
      6.893% due 07/01/2018 (d)                             382             392
      6.901% due 10/01/2027 (d)                           1,354           1,376
      6.978% due 01/01/2024 (d)                           1,109           1,142
      7.013% due 01/01/2024 (d)                           2,220           2,273
      7.026% due 11/01/2022 (d)                           1,842           1,899
      7.102% due 06/01/2024 (d)                             786             808
      7.156% due 12/01/2022 (d)                             786             804
      7.337% due 09/01/2023 (d)                             305             312
      7.500% due 09/01/2006                                  94              94
      7.512% due 11/01/2023 (d)                             771             780
      7.550% due 10/01/2023 (d)                           1,203           1,217
      8.000% due 07/01/2006-06/01/2027 (g)               95,583          97,967
      8.250% due 10/01/2007-11/01/2007 (g)                   33              35
      8.500% due 07/01/2001-11/01/2025 (g)               15,698          16,303
      8.750% due 02/01/2001-04/01/2002 (g)                   31              31
      9.000% due 05/01/2002-08/01/2022 (g)                3,834           4,020
      9.250% due 07/01/2001                                   3               3
      9.500% due 03/01/2001-12/01/2004 (g)                   75              78
      9.750% due 03/01/2001-11/01/2008 (g)                  763             799
     10.000% due 04/01/2001-04/01/2015 (g)                   14              15
     10.500% due 07/01/2000-02/01/2016 (g)                   53              57
     10.750% due 10/01/2000-08/01/2011 (g)                  391             422
     11.500% due 10/01/2015                                   1               1
     11.750% due 11/01/2010-08/01/2015 (g)                   15              15
     14.000% due 09/01/2012-04/01/2016 (g)                   12              14
     14.500% due 12/01/2010                                   4               5
     15.000% due 08/01/2011-12/01/2011 (g)                    4               4
     15.500% due 11/01/2011                                   0               1
                                                                  -------------
                                                                        210,451
                                                                  =============
Federal Housing Administration 1.0%
      6.950% due 04/01/2014                               2,165           1,955
      7.400% due 02/01/2019                                 127             129
      7.421% due 11/01/2019                                 657             667
      7.430% due 10/01/2019-08/01/2022 (g)               40,718          41,320
                                                                  -------------
                                                                         44,071
                                                                  =============
Federal National Mortgage Association 6.7%
      5.729% due 10/01/2026 (d)                              56              54
      5.730% due 11/01/2016-10/01/2028 (d)(g)            16,619          16,291
      5.734% due 07/01/2024 (d)                           1,276           1,252
      5.735% due 01/01/2027-08/01/2029 (d)(g)               771             756
      5.740% due 08/01/2020-08/01/2029 (d)(g)             1,554           1,525
      5.742% due 12/01/2030 (d)                           5,662           5,548
      5.749% due 07/01/2020 (d)                             812             798
      5.751% due 02/01/2024 (d)                             894             877
      5.753% due 05/01/2036 (d)                           3,351           3,267
      5.754% due 04/01/2019-05/01/2031 (d)(g)             5,954           5,844
      5.758% due 05/01/2036 (d)                           1,231           1,201
      5.770% due 06/01/2014-07/01/2014 (d)(g)             1,245           1,226
      5.788% due 04/25/2022 (d)                             235             239
      5.794% due 06/01/2024 (d)                              41              40
      5.800% due 08/01/2023 (d)                             944             926
      5.825% due 04/01/2018 (d)                            7119           6,893
      6.000% due 05/01/2011-12/25/2020 (g)                  293             286
      6.132% due 01/01/2021 (d)                             511             511
      6.241% due 07/01/2017 (d)                             621             633



                              1999 Semi-Annual Report See accompanying notes  89

Low Duration Fund
September 30, 1999 (Unaudited)

                                                      Principal
                                                         Amount          Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
      6.315% due 09/01/2006                      $       19,999   $      19,274
      6.368% due 11/01/2017 (d)                             382             384
      6.375% due 10/25/2029                               5,200           5,091
      6.500% due 10/22/2005-06/01/2008 (g)               10,018           9,883
      6.669% due 11/01/2018 (d)                             174             178
      6.802% due 04/01/2024 (d)                           2,419           2,486
      6.904% due 01/01/2024 (d)                              57              60
      6.923% due 01/01/2024 (d)                           2,610           2,687
      7.000% due 04/01/2002-05/01/2012 (g)                  391             392
      7.230% due 07/01/2023 (d)                           1,524           1,583
      7.300% due 10/01/2024 (d)                           4,657           4,787
      7.500% due 04/01/2024-05/01/2024 (g)               10,416          10,495
      8.000% due 03/01/2004-12/01/2025 (g)                7,251           7,427
      8.500% due 03/01/2008-08/01/2026 (g)              181,060         187,854
      9.500% due 07/01/2025-11/01/2025 (g)                4,752           5,027
     10.000% due 02/01/2004-06/01/2019 (g)                1,457           1,563
     10.500% due 06/01/2005-11/01/2005 (g)                  182             190
     11.000% due 09/01/2000                                   5               5
     11.250% due 12/01/2010-10/01/2015 (g)                  168             186
     11.750% due 02/01/2016                                  37              42
     12.000% due 01/01/2015-10/01/2015 (g)                    6               7
     12.750% due 03/01/2014                                  26              29
     13.000% due 07/01/2015                                   8               9
     13.250% due 09/01/2011                                  17              20
     13.500% due 04/01/2014                                   3               4
     14.500% due 08/01/2014                                  40              46
     15.500% due 10/01/2012-12/01/2012 (g)                   68              79
     15.750% due 12/01/2011                                  34              40
     16.000% due 09/01/2012-12/01/2012 (g)                   17              19
                                                                  -------------
                                                                        308,014
                                                                  =============
Government National Mortgage Association 7.2%
      6.000% due 11/23/2029 (d)                          35,000          34,923
      6.125% due 10/20/2023-10/20/2025 (d)(g)            56,328          57,168
      6.375% due 04/20/2016-06/20/2027 (d)(g)            52,161          52,849
      6.500% due 05/15/2023-10/15/2023 (g)                  572             552
      6.625% due 08/20/2022-07/20/2027 (d)(g)            94,516          95,707
      7.000% due 03/15/2011-04/15/2026 (g)                5,362           5,299
      7.500% due 02/15/2022-01/15/2028 (g)               52,586          52,996
      8.000% due 07/15/2004-05/15/2025 (g)               30,833          31,895
      8.500% due 04/15/2022-03/20/2027 (g)                1,330           1,379
      9.750% due 07/15/2013-02/15/2020 (g)                  876             943
     11.250% due 10/15/2000                                   2               2
     11.750% due 08/15/2013-08/15/2015 (g)                   77              86
     12.000% due 06/20/2015                                  14              16
     12.250% due 01/15/2014-03/15/2014 (g)                  198             225
     13.000% due 10/15/2013                                   6               7
     13.500% due 05/15/2011-11/15/2012 (g)                   28              32
     16.000% due 12/15/2011-04/15/2012 (g)                   37              45
                                                                  -------------
                                                                        334,124
                                                                  =============
Other Mortgage-Backed Securities 1.3%
Allied Waste North America, Inc.
      8.188% due 07/30/2006 (d)                          13,636          13,569
      8.250% due 07/30/2007 (d)                           3,818           3,819
      8.438% due 07/30/2007 (d)                          10,363          10,327
First Boston Mortgage Securities Corp.
      8.300% due 08/20/2009                                  90              90
Glendale Federal Savings & Loan
      11.000% due 03/01/2010                                 17              18
Goldman Sachs Mortgage Securities Corp.
      7.750% due 05/19/2027                              12,370          12,645
Home Savings of America
      5.464% due 05/25/2027 (d)                           1,440           1,400
      5.539% due 09/25/2028 (d)                           1,013           1,002
Imperial Savings & Loan
      8.828% due 07/25/2017 (d)                              39              39
      9.900% due 02/25/2018                                 408             419
MDC Mortgage Funding
      8.031% due 01/25/2025 (d)                             218             222
Resolution Trust Corp.
      6.004% due 05/25/2019 (d)                           3,823           3,790
      6.860% due 08/25/2019 (d)                           3,633           3,634
     10.299% due 08/25/2021 (d)                             514             514
      9.500% due 05/25/2024                                  26              26
      5.705% due 10/25/2028 (d)                           2,150           2,181
      6.908% due 05/25/2029 (d)                           2,499           2,500
Salomon Brothers Mortgage Securities
     11.500% due 09/01/2015                                 482             495
      7.372% due 12/25/2017 (d)                             184             181
Sears Mortgage
     12.000% due 02/25/2014                                  80              80
      7.217% due 10/25/2022 (d)                           2,483           2,511
Western Federal Savings & Loan
      6.269% due 11/25/2018 (d)                              22              21
                                                                  -------------
                                                                         59,483
                                                                  =============
Stripped Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corp. (IO)
      6.250% due 09/15/2004                                 282               1
      6.000% due 02/15/2006                               1,067              44
      9.982% due 07/15/2006                                  21             155
     10.195% due 08/15/2006                                   8              72
     11.944% due 12/15/2006                                  18             197
      6.000% due 10/15/2007                               1,059              54
      6.000% due 02/15/2008                               3,368             191
      7.000% due 08/15/2018                               7,321             754
      7.500% due 12/15/2018                                 363               4
      7.000% due 04/15/2019                               1,248              56
      6.500% due 05/15/2019                               7,062             559
      6.500% due 06/15/2019                               5,405             325
     10.496% due 04/15/2021                                  17             283
      6.500% due 04/15/2022                               4,427             464
      7.000% due 05/15/2023                                 461              65
      4.000% due 01/15/2024                              20,919           4,631
Federal National Mortgage Association (IO)
      6.000% due 07/25/2005                                 658              15
      7.272% due 09/25/2006                                  49             468
      6.000% due 02/25/2008                               4,405             274
    256.000% due 11/01/2008                                  29             164
      0.950% due 03/25/2009 (d)                          21,960             394
      6.500% due 03/25/2009                               8,353             876
      8.815% due 06/25/2016                                   9              16
      6.533% due 07/25/2017                               2,590           2,542
      7.500% due 03/25/2019                               3,074             263
      6.500% due 05/25/2019                              10,000           1,171
      6.500% due 04/25/2020                              12,259             921
      7.000% due 05/25/2021                               6,759             618
      8.598% due 02/25/2022                                  27             437
      6.500% due 03/25/2023                               5,051             592
      4.875% due 03/25/2024 (d)                           7,773             401
Federal National Mortgage Association (PO)
      0.000% due 07/25/2022                                 416             412
      0.000% due 09/25/2022                                  35              30
Prudential Home Mortgage Securities (IO)
      0.300% due 04/25/2009 (d)                          60,571             387
Resolution Trust Corp. (PO)
      0.000% due 09/25/2000                                 305             306
                                                                  -------------
                                                                         18,142
                                                                  -------------
Total Mortgage-Backed Securities                                      1,674,824
(Cost $1,695,182)                                                 =============

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 5.3%
--------------------------------------------------------------------------------

Allied Waste North America, Inc.
      8.438% due 07/30/2007 (d)                           2,182           2,183
AT&T Universal Card Master Trust
      5.950% due 10/17/2002                               4,000           3,996
Bombardier Capital Mortgage
      6.605% due 09/15/2010                              11,614          11,614
Capital Asset Research Funding LP
      6.400% due 12/15/2004                                  92              92
Citicorp Mortgage Securities, Inc.
      6.750% due 05/25/2028                               6,266           5,893
CMC Securities Corporation IV
      7.250% due 11/25/2027                               8,838           8,685
Community Program Loan Trust
      4.500% due 10/01/2018                              17,336          15,678
Contimortgage Home Equity Loan Trust
      5.360% due 04/15/2028 (d)                             304             304
Duck Auto Grantor Trust
      5.650% due 03/15/2004                              16,064          15,969


90 PIMCO Funds See accompanying notes

                                                                    Principal
                                                                       Amount          Value
                                                                       (000s)         (000s)
---------------------------------------------------------------------------------------------
Empire Funding Home Loan Owner Trust
     6.590% due 05/25/2014                                           $ 25,702     $   25,600
Federal-Mogul Corp.
     7.250% due 12/31/2005 (d)                                          5,000          5,000
GF Funding Corp.
     6.250% due 09/30/2002                                             27,977         27,977
Green Tree Home Improvement Loan
     6.320% due 09/15/2029                                             21,000         20,980
IMC Home Equity Loan Trust
     5.596% due 10/20/2027 (d)                                          7,414          7,443
Lyondell Petroleum
     8.980% due 12/31/2003 (d)                                          5,000          4,978
Merit Securities Corp.
     7.040% due 01/28/2030                                             35,000         35,131
New York City Tax Lien
     6.350% due 04/01/2007                                             12,855         12,823
Oakwood Mortgage Investors, Inc.
     6.950% due 08/15/2027                                              5,500          5,471
Premiet Auto Trust
     5.560% due 04/08/2001                                              3,163          3,163
Primedia, Inc.
     8.130% due 07/31/2004 (d)                                         15,000         14,981
Prudential Home Mortgage Security
     7.000% due 08/25/2009                                              4,000          4,031
Starwood Hotels & Resorts Worldwide, Inc.
     9.133% due 02/23/2003 (d)                                         10,000         10,000
Stone Container Corp.
     8.750% due 10/01/2003 (d)                                          4,725          4,737
                                                                                  -----------
Total Asset-Backed Securities                                                        246,729
(Cost $247,546)                                                                   ===========

---------------------------------------------------------------------------------------------
SOVEREIGN ISSUES 3.3%
---------------------------------------------------------------------------------------------

Central Bank Philippines
     6.000% due 06/01/2008 (d)                                         11,000         10,175
Hydro Quebec
     9.000% due 03/07/2001                                             10,000         10,357
Korea Development Bank
     7.125% due 09/17/2001                                              5,000          4,966
     7.900% due 02/01/2002                                              1,300          1,308
     7.625% due 10/01/2002                                             36,000         35,797
Nacional Financiera
    10.625% due 11/22/2001                                              7,500          7,774
Petroleos Mexicanos
     9.375% due 12/02/2008                                              5,500          5,612
Province of Quebec
     5.000% due 10/25/2001 (d)                                            250            248
Republic of Argentina
    14.250% due 11/30/2002 (d)                                          4,000          3,781
    11.447% due 04/10/2005 (d)                                          9,000          7,932
Republic of Bulgaria
     6.500% due 07/28/2024 (d)                                          5,000          3,438
Republic of Korea
     7.594% due 04/08/2000 (d)                                          8,500          8,532
Republic of Philippines
     6.000% due 12/01/2007                                              3,000          2,768
State of Qatar
     9.500% due 05/21/2009                                              2,000          2,065
United Mexican States
     6.000% due 04/07/2000 (d)                                          9,206          9,146
     5.820% due 06/28/2001                                             10,500         10,238
     6.768% due 06/27/2002 (d)                                          9,000          8,865
     9.060% due 04/07/2004 (d)                                          5,000          5,050
     5.874% due 12/31/2019                                             15,000         12,929
                                                                                  -----------
Total Sovereign Issues                                                               150,981
(Cost $149,731)                                                                   ===========

---------------------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 0.2%
---------------------------------------------------------------------------------------------

Commonwealth of Canada
     8.750% due 12/01/2005                                  C$          1,150     $      904
United Mexican States
     8.750% due 05/30/2002                                  BP          3,000          4,895
     5.000% due 09/30/2002                                  JY        550,000          5,387
                                                                                  -----------
Total Foreign Currency-Denominated Issues                                             11,186
(Cost $10,287)                                                                    ===========

---------------------------------------------------------------------------------------------
PREFERRED STOCK 1.7%
---------------------------------------------------------------------------------------------

                                                                       Shares
Home Ownership Funding
    13.330% due 12/31/2049                                              3,000     $    2,490
Rhone-Poulenc SA
     8.125% due 12/31/2049                                             13,000            305
SI Financing Trust
     9.500% due 06/30/2026                                            806,600         20,820
TCI Communications, Inc.
    10.000% due 05/31/2045                                            800,300         20,858
     9.720% due 12/31/2036                                            224,700          5,912
     8.720% due 01/31/2045                                          1,170,100         29,399
                                                                                  -----------
Total Preferred Stock                                                                 79,784
(Cost $83,777)                                                                    ===========

---------------------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 3.0%
---------------------------------------------------------------------------------------------

                                                                    Principal
                                                                       Amount
                                                                       (000s)
Commercial Paper 2.2%
American Express
     5.280% due 10/12/1999                                        $     3,600          3,595
     5.280% due 10/27/1999                                              2,600          2,591
Bellsouth Telecom
     5.270% due 10/05/1999                                              6,800          6,796
     5.250% due 10/06/1999                                              1,500          1,499
     5.290% due 10/26/1999                                              1,900          1,893
Coca Cola Co.
     5.270% due 10/22/1999                                             11,700         11,664
Ford Motor Credit Corp.
     5.300% due 10/12/1999                                             13,000         12,979
General Electric Capital Corp.
     5.300% due 10/05/1999                                              1,300          1,299
     5.370% due 10/20/1999                                              6,200          6,182
General Motors Acceptance Corp.
     5.300% due 10/19/1999                                              2,500          2,493
Hewlett-Packard Co.
     5.300% due 10/07/1999                                              7,500          7,493
US West Communications
     6.250% due 02/08/2000                                             40,000         39,202
Warner-Lambert Co.
     5.270% due 10/05/1999                                              5,500          5,497
                                                                                  -----------
                                                                                     103,183
                                                                                  ===========
Repurchase Agreement 0.6%
State Street Bank
     4.800% due 10/01/1999                                             27,689         27,689
     (Dated 09/30/1999. Collateralized by
     Federal National Mortgage Association
     0.000% 08/11/2000 valued at $28,247,369
     Repurchase proceeds are $27,692,692.)

U.S. Treasury Bills (b) 0.2%
     4.710% due 02/17/2000                                              8,995          8,832
                                                                                  -----------
Total Short-Term Instruments                                                         139,704
(Cost $139,597)                                                                   ===========

Total Investments (a) 103.2%                                                      $4,775,841
(Cost $4,812,209)

Written Options (c) (0.2%)                                                            (9,228)
(Premiums $9,125)

Other Assets and Liabilities (Net) (3.0%)                                           (137,647)
                                                                                  -----------
Net Assets 100.0%                                                                 $4,628,966
                                                                                  ===========

                               1999 Semi-Annual Report See accompanying notes 91

Low Duration Fund
September 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                         $     12,335

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                            (48,703)
                                                                  -------------
Unrealized depreciation-net                                       $    (36,368)
                                                                  =============
(b) Securities with an aggregate market value of $18,520 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1999:

                                                                     Unrealized
                                                      # of        Appreciation/
Type                                             Contracts       (Depreciation)
--------------------------------------------------------------------------------
Eurodollar September Futures (09/2000)                 210        $        (24)
Eurodollar December Futures (12/1999)                  330                (872)
Eurodollar December Futures (03/2000)                  120                (288)
Eurodollar December Futures (12/2000)                1,255              (1,298)
U.S. Treasury 5 Year Note (12/1999)                    404                 123
                                                                  -------------
                                                                  $     (2,359)
                                                                  =============
(c) Premiums received on written options:

                                                         # of
Type                                                Contracts        Premium          Value
---------------------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
     Strike @ 118.00 Exp. 11/20/1999                    5,000       $  2,004       $  1,484
Put - CBOT U.S. Treasury Bond December Futures
     Strike @ 110.00 Exp. 11/20/1999                    5,000          1,067          1,641
Put - OTC U.S.Treasury Note
     5.250% due 05/2004
     Strike @ 95.469 Exp. 10/15/1999                   24,000             99              0
Put - CME Eurodollar December Futures
     Strike @ 94.250 Exp. 12/13/1999                    1,250            197            325
Put - CME Eurodollar December Futures
     Strike @ 94.500 Exp. 12/13/1999                    5,000          1,177          2,375
Put - CME Eurodollar December Futures
     Strike @ 94.000 Exp. 12/13/1999                   15,510          3,013          1,706
Put - CME Eurodollar December Futures
     Strike @ 93.500 Exp. 12/18/2000                    3,750          1,230          1,369
Put - LIFFE BP 90 Day LIBOR 09/2000
     Strike @ 93.000  Exp. 09/20/2000                 175,000            338            328
                                                                    $  9,125       $  9,228
                                                                    ========================

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Foreign forward currency contracts outstanding at September 30, 1999:

                             Principal
                                Amount                             Unrealized
                            Covered by         Settlement       Appreciation/
Type        Currency          Contract              Month      (Depreciation)
--------------------------------------------------------------------------------
Sell              BP             6,183            10/1999       $        (20)
Sell              C$             1,957            10/1999                (17)
Sell              EC             2,780            02/2000                 41
Sell              JY           581,184            02/2000                128
Buy               PZ            20,000            02/2000               (130)
                                                                -------------
                                                                $          2
                                                                =============
(f) Principal amount denoted in indicated currency:

                  BP - British Pound
                  C$ - Canadian Dollar
                  EC - European Currency Unit
                  JY - Japanese Yen
                  PZ - Polish Zloty

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Restricted security.

(j) Subject to a financing transaction.

(k) Swap agreements outstanding at September 30, 1999:

Type                                                         Notional          Unrealized
                                                               Amount      (Depreciation)
------------------------------------------------------------------------------------------
Receive floating rate based on 6 months LIBOR and
pay floating rate based on 6 months LIBOR plus 5.950%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes,
the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                           $     3,100         $      (31)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.700%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/28/2001                                                 1,500                (20)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                                 2,000                (26)
                                                                              -----------
                                                                              $      (77)
                                                                              ===========

92 PIMCO Funds See accompanying notes

Low Duration Fund II
September 30, 1999 (Unaudited)

                                                   Principal
                                                      Amount          Value
                                                      (000s)         (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 32.2%
--------------------------------------------------------------------------------

Banking & Finance 27.0%
Associates Corp. of North America
     6.750% due 07/15/2001                          $ 20,000       $ 20,128
Banponce Corp.
     6.880% due 06/16/2000                             2,390          2,397
Bear Stearns Co., Inc.
     5.760% due 08/25/2000 (d)                        10,000         10,066
CIT Group, Inc.
     6.200% due 10/20/2000                            15,000         14,977
Ford Motor Credit Corp.
     5.570% due 07/16/2002 (d)                        13,000         12,976
     5.750% due 02/23/2004                             1,000            961
General Motors Acceptance Corp.
     7.125% due 05/01/2001                             4,000          4,052
     6.625% due 01/10/2002                             4,000          3,999
     5.875% due 01/22/2003                             4,000          3,892
     7.625% due 05/05/2003                             1,100          1,132
Goldman Sachs Group
     5.468% due 01/25/2001 (d)                        10,000          9,983
Hitachi Credit America
     6.100% due 04/24/2001                            20,000         19,782
Household Finance Corp.
     6.700% due 06/15/2002                             2,525          2,522
Lehman Brothers Holdings, Inc.
     6.249% due 04/02/2002 (d)                         9,400          9,394
Morgan Stanley, Dean Witter, Discover and Co.
     5.820% due 06/19/2000 (d)                        10,000          9,984
Sears Roebuck Acceptance
     6.720% due 10/23/2002                            20,000         19,987
                                                                   --------
                                                                    146,232
                                                                   ========
Industrials 5.2%
Philip Morris Cos., Inc.
     9.000% due 01/01/2001                             4,316          4,441
                                                                   --------
                                                                      4,441
                                                                   --------
Total Corporate Bonds & Notes                                       150,673
(Cost $151,620)                                                    ========

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 5.7%
--------------------------------------------------------------------------------

Federal Home Loan Bank
     6.000% due 05/12/2000 (d)                         5,000          4,934
     5.625% due 03/19/2001 (d)                        13,800         13,730
Federal National Mortgage Assn.
     7.500% due 02/11/2002 (d)                           175            180
Student Loan Marketing Assn.
     5.495% due 04/25/2007 (d)                         7,803          7,792
                                                                   --------
Total U.S. Government Agencies                                       26,636
                                                                   ========
(Cost $26,743)

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 0.7%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
     3.625% due 01/15/2008 (f)                         1,135          1,099
     3.875% due 01/15/2009 (f)                         1,932          1,902
U.S. Treasury Notes
     5.500% due 02/29/2000 (b)                           205            205
                                                                   --------
Total U.S. Treasury Obligations                                       3,206
                                                                   ========
(Cost $3,252)

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 53.5%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 22.7%
American Southwest Financial
      7.500% due 10/01/2018                              617            620
CMC Securities Corp.
      7.117% due 04/25/2025 (d)                        2,011          2,018
Countrywide Home Loans
      7.500% due 09/25/2027                           20,000         19,802
Criimi Mae Financial Corp.
      7.000% due 01/01/2033                           11,096         11,023
DLJ Mortgage Acceptance Corp.
     4.224% due 05/25/2024 (d)                           730            760
Federal Home Loan Mortgage Corp.
    12.900% due 05/01/2014                               175            196
     9.250% due 10/25/2018                                82             86
     6.500% due 08/15/2023                             9,709          9,612
Federal National Mortgage Assn.
     8.000% due 11/25/2023                             4,726          4,845
GE Capital Mortgage Services, Inc.
     6.750% due 12/25/2012                             3,458          3,447
Norwest Asset Securities Corp.
     6.250% due 11/25/2013                             2,246          2,171
     7.000% due 01/25/2028                             7,264          7,196
Residential Funding Mortgage Securities, Inc.
     7.500% due 10/25/2022                               818            824
     7.250% due 08/25/2027                            16,000         15,917
Resolution Trust Corp.
     7.354% due 10/25/2028 (d)                         3,324          3,401
Ryland Acceptance Corp.
    14.000% due 11/25/2031                                90             96
Salomon Brothers Mortgage Securities
     6.852% due 11/25/2022 (d)                         1,239          1,265
Structured Asset Mortgage Investments, Inc.
     6.750% due 05/02/2030                             9,979          9,742
Union Planters Mortgage Finance Corp.
     6.600% due 01/25/2028                            13,000         12,890
                                                                   --------
                                                                    105,911
                                                                   ========
Federal Home Loan Mortgage Corporation 3.0%
     6.000% due 05/15/2022                             4,970          4,873
     6.500% due 07/15/2017                               858            861
     7.032% due 07/01/2023 (d)                           646            656
     8.000% due 07/01/2024-12/01/2025 (e)              6,749          6,920
     8.500% due 06/01/2009-06/01/2025 (e)                570            592
    10.500% due 09/01/2015                                10             11
                                                                   --------
                                                                     13,913
                                                                   ========
Federal Housing Administration 5.9%
     7.200% due 05/01/2009                             1,852          1,828
     7.430% due 07/01/2024                            25,560         25,552
                                                                   --------
                                                                     27,380
                                                                   ========
Federal National Mortgage Association 7.2%
     5.730% due 11/01/2027-09/01/2028 (d)(e)           3,044          2,978
     5.748% due 10/01/2032 (d)                         3,631          3,552
     5.753% due 05/01/2036 (d)                         3,770          3,677
     5.758% due 05/01/2036 (d)                         5,042          4,917
     6.150% due 09/25/2016                             5,046          5,018
     6.375% due 10/25/2029                             4,000          3,916
     6.620% due 01/01/2024 (d)                           967            996
     8.500% due 06/01/2024-06/01/2026 (e)              7,263          7,538
    10.500% due 05/01/2012                               807            890
                                                                   --------
                                                                     33,482
                                                                   ========
Government National Mortgage Association 14.3%
     6.000% due 11/23/2029 (d)                         4,700          4,690
     6.125% due 10/20/2025 (d)                        11,420         11,516
     6.375% due 04/20/2022-05/20/2027 (d)(e)          16,129         16,334
     6.500% due 08/15/2023-10/15/2023 (e)                456            441
     6.625% due 07/20/2023 (d)                         8,179          8,305
     7.000% due 03/15/2022-10/21/2023 (e)             19,159         18,907
     7.500% due 02/15/2022-03/15/2024 (e)              5,092          5,134
     8.000% due 03/15/2023-10/15/2025 (e)              1,096          1,124
     9.000% due 07/20/2016-12/20/2017 (e)                580            610
                                                                   --------
                                                                     67,061
                                                                   ========
Other Mortgage-Backed Securities 0.4%
Guardian
     7.757% due 07/25/2019 (d)                            74             73
Resolution Trust Corp.
     6.004% due 05/25/2019 (d)                           831            824
Sears Mortgage
     6.500% due 03/25/2017                                21             20
     7.217% due 10/25/2022 (d)                         1,083          1,095
                                                                   --------
                                                                      2,012
                                                                   --------
Total Mortgage-Backed Securities                                    249,759
                                                                   ========
(Cost $252,890)

                                           PIMCO Funds See accompanying notes 93

Low Duration Fund II
September 30, 1999 (Unaudited)

                                                        Principal
                                                           Amount            Value
                                                           (000s)           (000s)
------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 4.2%
------------------------------------------------------------------------------------
Countrywide Home Equity Loan Trust
     5.420% due 08/15/2025 (d)                          $   9,697        $   9,697
The Money Store Home Equity Trust
     6.490% due 10/15/2026                                 10,000            9,877
                                                                         ---------
Total Asset-Backed Securities                                               19,574
                                                                         =========
(Cost $19,814)

------------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 7.1%
------------------------------------------------------------------------------------

Certificates of Deposit 1.1%
Commercebank Range
     6.200% due 05/10/2000                                  5,000            5,000
                                                                         ----------
Commercial Paper 5.0%
Bellsouth Telecommunications, Inc.
     5.350% due 10/13/1999                                    200              200
     5.280% due 10/18/1999                                 10,600           10,574
General Electric Capital Corp.
     5.300% due 10/18/1999                                 12,300           12,269
General Motors Acceptance Corp.
     5.300% due 10/19/1999                                    500              499
                                                                         ----------
                                                                            23,542
                                                                         ==========
Repurchase Agreement 0.4%
State Street Bank
     4.800% due 10/01/1999                                  1,997            1,997
                                                                         ----------
     (Dated 09/30/1999. Collateralized by Federal
     National Mortgage Association
     5.310% 05/18/2001 valued at $2,040,396
     Repurchase proceeds are $1,997,266.)

U.S. Treasury Bills (b) 0.6%
     4.710% due 02/17/2000                                  2,760            2,710
                                                                         ----------

Total Short-Term Instruments                                                33,249
                                                                         ==========
(Cost $33,249)

Total Investments (a) 103.4%                                             $ 483,097
(Cost $487,568)

Written Options (c) (0.3%)                                                  (1,256)
(Premiums $1,244)

Other Assets and Liabilities (Net) (3.1%)                                  (14,433)
                                                                         ----------
Net Assets 100.0%                                                        $ 467,408
                                                                         ==========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                                $     816

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value                                                                  (5,287)
                                                                         ----------

Unrealized depreciation-net                                              $  (4,471)
                                                                         ==========

(b) Securities with an aggregate market value of $2,915 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1999:

                                                                         Unrealized
                                                             # of     Appreciation/
Type                                                    Contracts    (Depreciation)
-------------------------------------------------------------------------------------
Eurodollar March Futures (03/2001)                            110        $    (136)
Eurodollar June Futures (06/2001)                             110             (157)
Eurodollar December Futures (12/2000)                          95              (99)
U.S. Treasury 2 Year Note (12/1999)                             4                1
U.S. Treasury 5 Year Note (12/1999)                             9                0
                                                                         ----------
                                                                         $    (391)
                                                                         ==========

(c) Premiums received on written options:

                                                       # of
Type                                              Contracts      Premium        Value
---------------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
     Strike @ 118.00 Exp. 11/20/1999                  2,000       $  802       $  594

Put - CBOT U.S. Treasury December Bond Futures
     Strike @ 110.00 Exp. 11/20/1999                  2,000          426          656

Put - OTC U.S.Treasury Note 5.250% due 05/2004
     Strike @ 95.469 Exp. 10/15/1999                  2,600           11            0

Put - CME Eurodollar December Futures
     Strike @ 94.000 Exp. 12/13/1999                     55            5            6
                                                                  --------------------
                                                                  $1,244       $1,256
                                                                  ===================

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.


94  PIMCO Funds See accompanying notes

Schedule of Investments

Low Duration Fund III
September 30, 1999 (Unaudited)

                                                      Principal
                                                         Amount         Value
                                                         (000s)        (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 33.5%
--------------------------------------------------------------------------------

Banking & Finance 17.7%
BankAmerica Corp.
     8.125% due 02/01/2002                              $ 1,000       $ 1,035
General Motors Acceptance Corp.
     5.410% due 01/08/2002 (d)                            1,000         1,001
Goldman Sachs Group
     6.200% due 12/15/2000                                  500           499
     5.400% due 02/18/2002 (d)                              665           668
Salomon, Smith Barney Holdings
     5.180% due 05/14/2002 (d)                              325           325
TPSA Finance BV
     7.125% due 12/10/2003                                1,000           986
                                                                      --------
                                                                        4,514
                                                                      ========
Industrials 10.9%
Hertz Corp.
     6.625% due 07/15/2000                                1,000         1,003
International Game Technology
     7.875% due 05/15/2004                                  500           481
ITT Corp.
     6.250% due 11/15/2000                                  500           491
Marlin Water Trust
     7.090% due 12/15/2001                                  810           810
                                                                      --------
                                                                        2,785
                                                                      ========
Utilities 4.9%
Commonwealth Edison
     5.204% due 06/15/2002 (d)                              500           499
Niagara Mohawk Power
     7.125% due 07/01/2001                                  756           759
                                                                      --------
                                                                        1,258
                                                                      --------
Total Corporate Bonds & Notes                                           8,557
                                                                      ========
(Cost $8,581)

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.1%
--------------------------------------------------------------------------------

Student Loan Marketing Assn
     5.225% due 10/25/2005 (d)                              547           545
                                                                      --------
Total U.S. Government Agencies                                            545
                                                                      ========
(Cost $545)

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 4.0%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
     3.625% due 01/15/2008 (e)(f)                           413           400
     3.875% due 01/15/2009 (e)                              610           600
U.S. Treasury Notes (b)
     5.500% due 02/29/2000                                   20            20
                                                                      --------
Total U.S. Treasury Obligations                                         1,020
                                                                      ========
(Cost $1,035)

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 53.9%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 17.5%
GMAC Commercial Mortgage Securities, Inc.
     6.570% due 09/15/2033                                  986           972
Independent National Mortgage Corp.
     7.250% due 11/25/2010                                1,000         1,005
Norwest Asset Securities Corp.
     7.000% due 01/25/2028                                  484           480
Prudential Home Mortgage Securities
     7.500% due 08/25/2024                                  989           984
Residential Funding Mortgage Securities, Inc.
     7.750% due 11/25/2026                                1,000         1,012
                                                                      --------
                                                                        4,453
                                                                      ========
Federal Home Loan Mortgage Corporation 0.5%
     8.750% due 10/01/2001                                  133           136
                                                                      --------
Federal Housing Administration 10.0%
     7.430% due 07/01/2024                                2,545         2,544
                                                                      --------
Federal National Mortgage Association 14.0%
     5.730% due 10/01/2016-02/01/2021 (d)(g)                807           795
     5.740% due 09/01/2016-03/01/2027 (d)(g)              1,079         1,058
     5.747% due 10/01/2024 (d)                              182           179
     5.769% due 07/01/2024 (d)                              286           281
     5.812% due 11/01/2016 (d)                                3             3
     6.130% due 01/01/2024-02/01/2027 (d)(g)                419           410
     8.500% due 03/01/2025-05/01/2025 (g)                   819           849
                                                                      --------
                                                                        3,575
                                                                      ========
Government National Mortgage Association 11.9%
     6.375% due 06/20/2027 (d)                              775           787
     8.500% due 10/20/2026-06/20/2027 (g)                 2,170         2,243
                                                                      --------
                                                                        3,030
                                                                      --------
Total Mortgage-Backed Securities                                       13,738
                                                                      ========
(Cost $13,967)

SOVEREIGN ISSUES 3.9%
United Mexican States
     6.768% due 06/27/2002 (d)                            1,000           985
                                                                      --------
Total Sovereign Issues                                                    985
                                                                      ========
(Cost $987)

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 3.2%
--------------------------------------------------------------------------------
Commercial Paper 1.2%
American Express
     5.280% due 10/12/1999                                  300           300
                                                                      --------

Repurchase Agreement 2.0%
State Street Bank
     4.800% due 10/01/1999                                  507           507
     (Dated 09/30/1999. Collateralized by Federal
     Home Loan Mortgage Corp. 0.000%
     08/09/2000 valued at $521,020.
     Repurchase proceeds are $507,068.)
                                                                      --------
Total Short-Term Instruments                                              807
                                                                      ========
(Cost $807)

Total Investments (a) 100.6%                                          $25,652
(Cost $25,923)

Written Options (c) (0.0%)                                                  0
(Premiums $1)

Other Assets and Liabilities (Net) (0.6%)                                (156)
                                                                      --------

Net Assets 100.0%                                                     $25,496
                                                                      ========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $     8

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (279)
                                                                      --------
Unrealized depreciation-net                                           $  (271)
                                                                      --------

(b) Securities with an aggregate market value of $20 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1999:

                                                     # of          Unrealized
Type                                            Contracts        Appreciation
--------------------------------------------------------------------------------
Eurodollar September Futures (09/2000)                 12             $     7
Eurodollar December Futures (12/2000)                  12                   8
U.S. Treasury 2 Year Note (12/1999)                     2                   0
                                                                      --------
                                                                      $    15
                                                                      ========

(c) Premiums received on written options:
                                            # of
Type                                   Contracts    Premium      Value
--------------------------------------------------------------------------------
Put - OTC U.S. Treasury Note
     5.250% due 05/2004
     Strike @ 95.469 Exp. 10/15/1999         100       $  1       $  0
Put - CME Eurodollar December Futures
     Strike @ 94.000 Exp. 12/13/1999           3          0          0
                                                       ----------------
                                                       $  1       $  0
                                                       ================

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Principal amount of the security is adjusted for inflation.

(f) Subject to a financing transaction.

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

                               1999 Semi-Annual Report See accompanying notes 95

Schedule of Investments

Short-Term Fund
September 30, 1999 (Unaudited)

                                                    Principal
                                                       Amount            Value
                                                       (000s)           (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 25.1%
--------------------------------------------------------------------------------

Banking & Finance 15.8%
Banco Nacional Obra Services
     9.625% due 11/15/2003                          $  6,900       $  6,883
BankBoston Corp.
     6.125% due 03/15/2002                             1,000            985
Bankers Trust Corp.
     5.525% due 05/11/2003 (d)                        11,000         10,989
Dean Witter Discover
     5.250% due 02/13/2001 (d)                         5,000          4,997
Donaldson, Lufkin & Jenrette
     6.125% due 05/25/2026 (d)                           264            264
Ford Motor Credit Corp.
     5.596% due 08/27/2001 (d)                         3,000          2,996
     5.663% due 03/19/2002                             4,295          4,300
     5.670% due 12/16/2002 (d)                        10,000          9,940
General Motors Acceptance Corp.
     5.410% due 01/08/2002 (d)                         1,000            996
     5.438% due 04/29/2002 (d)                         2,450          2,448
     5.568% due 08/18/2003 (d)                        16,575         16,441
Goldman Sachs Group
     5.373% due 07/31/2000 (d)                         8,000          7,986
Heller Financial, Inc.
     5.240% due 04/22/2002 (d)                        15,000         15,048
Korea Development Bank
     6.250% due 05/01/2000                               585            583
Lehman Brothers Holdings, Inc.
     5.390% due 08/11/2000 (d)                         3,000          3,014
     6.073% due 05/07/2002 (d)                         3,000          3,009
Mid-Amercian Funding LLC
     5.850% due 03/01/2001                             1,000            991
Residential Funding Mortgage Securities, Inc.
     6.639% due 12/01/2018 (d)                         1,196          1,220
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002 (f)                         3,153          3,069
                                                                   --------
                                                                     96,159
                                                                   ========
Industrials 4.6%
Amerco, Inc.
     6.890% due 10/15/2000                             5,000          4,820
Champion International Corp.
     7.700% due 12/15/1999                            10,000         10,032
COFIRI International, Inc.
     5.295% due 10/27/2000 (d)                         2,000          1,993
ITT Corp.
     6.250% due 11/15/2000                             3,000          2,945
Occidental Petroleum
     7.650% due 12/01/1999                             5,000          5,011
Time Warner, Inc.
     6.100% due 12/30/2001                             3,000          2,981
                                                                   --------
                                                                     27,782
                                                                   ========
Utilities 4.7%
Central Maine Power Co.
     6.500% due 06/14/2000                             7,800          7,772
Duquesne Light Co.
     6.450% due 03/01/2000                             2,000          2,001
Pennsylvania Power & Light
     6.000% due 06/01/2000                            19,000         19,013
                                                                   --------
                                                                     28,786
                                                                   --------
Total Corporate Bonds & Notes                                       152,727
                                                                   ========
(Cost $152,830)

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.3%
--------------------------------------------------------------------------------

Student Loan Marketing Assn
     5.225% due 04/25/2004 (d)                         2,198          2,193
     5.495% due 04/25/2007 (d)                        11,705         11,687
                                                                   --------
Total U.S. Government Agencies                                       13,880
                                                                   ========
(Cost $13,900)

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 2.1%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
     3.625% due 07/15/2002 (f)                         5,204          5,171
     3.625% due 01/15/2008 (f)(g)                      5,675          5,494
     3.875% due 01/15/2009 (f)(g)                      1,931          1,902
                                                                   --------
Total U.S. Treasury Obligations                                      12,567
                                                                   ========
(Cost $12,648)

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 36.0%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 23.8%
CMC Securities Corp.
     7.500% due 02/25/2023                             3,826          3,850
Dime Savings
     6.810% due 11/01/2018 (d)                           305            280
Donaldson, Lufkin & Jenrette
     7.040% due 10/17/2020 (d)                           650            669
     7.762% due 09/01/2021 (d)                            39             39
Federal Home Loan Mortgage Corp.
     6.210% due 02/25/2000                             1,600          1,595
     6.000% due 03/15/2005                             1,300          1,300
     6.000% due 02/15/2007                             1,375          1,375
     6.500% due 10/25/2014                             4,584          4,552
     5.750% due 10/15/2016                               105            105
     6.000% due 07/15/2019                             6,419          6,379
Federal National Mortgage Assn.
     6.500% due 10/18/2006                               384            383
     6.000% due 02/25/2008                             1,519          1,501
     5.254% due 07/25/2008 (d)                         1,379          1,367
     6.000% due 08/18/2016                            44,926         44,641
     6.500% due 11/25/2017                             3,627          3,615
     5.875% due 03/25/2018                               161            161
     5.850% due 05/25/2019                             1,614          1,609
     6.000% due 06/25/2020                                27             27
     6.000% due 08/25/2020                             2,813          2,779
     5.000% due 02/25/2022                               175            173
     6.500% due 09/18/2023                             2,344          2,330
     9.000% due 06/25/2032                            11,372         11,802
First Plus Home Loan Trust
     6.060% due 09/10/2011                             5,000          4,994
GE Capital Mortgage Services, Inc.
     6.750% due 12/25/2012                             6,915          6,894
Greenwich
     7.609% due 04/25/2022 (d)                            97             98
     6.657% due 10/25/2022 (d)                            62             62
Housing Securities, Inc.
     6.000% due 02/25/2008                             2,022          2,018
Independent National Mortgage Corp.
     7.250% due 11/25/2010                             4,000          4,020
Prudential Bache
     5.740% due 09/01/2018 (d)                            27             26
Prudential Home Mortgage Securities
     6.950% due 11/25/2022                               233            215
Salomon Brothers Mortgage Securities
     5.689% due 06/25/2029 (d)                         4,862          4,862
Structured Asset Mortgage Investments, Inc.
     6.125% due 11/25/2013                            18,609         17,862
Structured Asset Securities Corp.
     7.000% due 01/20/2021                             1,161          1,161
TMA Mortgage Funding Trust
     5.719% due 01/25/2029                            12,562         12,562
                                                                   --------
                                                                    145,306
                                                                   ========
Federal Home Loan Mortgage Corporation 0.3%
     7.500% due 11/01/2001                             1,966          1,988
                                                                   --------
Federal National Mortgage Association 4.0%
     6.000% due 12/18/2014                             9,928          9,884
     6.150% due 09/25/2016                             7,569          7,527
     8.000% due 06/01/2027                             4,380          4,477
     8.500% due 01/01/2026                             2,439          2,534
                                                                   --------
                                                                     24,422
                                                                   ========

96 PIMCO Funds See accompanying notes

Short-Term Fund
September 30, 1999 (Unaudited)

                                                                    Principal
                                                                       Amount          Value
                                                                       (000s)         (000s)
----------------------------------------------------------------------------------------------
Government National Mortgage Association 7.6%
     6.125% due 11/20/2026 (d)                                       $ 16,563       $ 16,672
     6.375% due 02/20/2024-04/20/2025 (d)(e)                           13,097         13,295
     6.625% due 09/20/2023-08/20/2027 (d)(e)                            9,500          9,593
     8.500% due 06/20/2027                                              6,574          6,798
                                                                                    ---------
                                                                                      46,358
                                                                                    ---------
Other Mortgage-Backed Securities 0.1%
First Nationwide Trust
     6.466% due 10/25/2018 (d)                                             10             10
Resolution Trust Corp.
     6.362% due 05/25/2029 (d)                                            684            665
                                                                                    ---------
                                                                                         675
                                                                                    =========
Stripped Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corp. (IO)
     7.000% due 06/15/2019                                              5,923            576
Federal National Mortgage Association (IO)
     7.000% due 07/25/2006                                              1,828            144
     6.500% due 12/25/2006                                              3,343            137
     6.500% due 06/25/2017                                              1,793             84
     6.500% due 10/25/2023                                              1,824            235
                                                                                    ---------
                                                                                       1,176
                                                                                    ---------
Total Mortgage-Backed Securities                                                     219,925
                                                                                    =========
(Cost $221,733)

---------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 9.2%
---------------------------------------------------------------------------------------------

Advanta Revolving Home Equity Loan Trust
     5.750% due 01/25/2024 (d)                                            300            300
Banc One Auto Grantor Trust
     6.290% due 07/20/2004                                              3,278          3,275
Brazos Student Loan Finance Co.
     5.495% due 06/01/2023 (d)                                         20,000         19,630
Community Trust Bancorp, Inc.
     6.500% due 09/15/2003                                              1,303          1,299
Empire Funding Home Loan Owner Trust
     7.160% due 05/25/2012                                              6,367          6,370
GE Capital Mortgage Services, Inc.
     7.150% due 09/25/2026                                              1,609          1,608
Salomon Brothers Mortgage Securities
     5.960% due 11/10/2029                                              4,000          4,000
Starwood Hotels & Resorts Worldwide, Inc.
     9.133% due 02/23/2003 (d)                                         10,000         10,000
The Money Store Home Equity Trust
     6.635% due 09/15/2014                                              7,500          7,507
UniCapital Corp.
     6.540% due 07/23/2002                                              2,000          2,000
                                                                                    ---------
Total Asset-Backed Securities                                                         55,989
                                                                                    =========
(Cost $56,270)

---------------------------------------------------------------------------------------------
SOVEREIGN ISSUES 4.0%
---------------------------------------------------------------------------------------------

Air Canada
     6.238% due 07/31/2005 (d)                                          2,000          1,760
Federal Home Loan Bank
     6.000% due 05/12/2000 (d)                                         10,000          9,869
Korea Development Bank
     7.625% due 10/01/2002                                              1,000            994
Korean Export-Import Bank
     6.500% due 05/15/2000                                              2,170          2,159
Petroleos Mexicanos
     9.375% due 12/02/2008                                              1,000          1,021
United Mexican States
     6.768% due 06/27/2002 (d)                                          9,000          8,739
                                                                                    ---------
Total Sovereign Issues                                                                24,542
                                                                                    =========
(Cost $24,844)

---------------------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (b)(c) 1.3%
---------------------------------------------------------------------------------------------

Banco Nacional de Comercio Exterior, S.N.C.
     8.750% due 09/28/2000                                  BP          3,000          4,989
Commonwealth of New Zealand
     4.500% due 02/15/2016 (f)                              N$          5,400          2,791
                                                                                    ---------
Total Foreign Currency-Denominated Issues                                              7,780
                                                                                    =========
(Cost $8,506)

---------------------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 31.1%
---------------------------------------------------------------------------------------------

Certificates of Deposit 3.4%
Commerzbank AG
     6.200% due 05/10/2000                                             10,000          9,924
Sumitomo Bank
     5.970% due 01/26/2000                                             10,500         10,501
                                                                                    ---------
                                                                                      20,425
                                                                                    =========
Commercial Paper 21.8%
Aristar, Inc.
     5.880% due 02/01/2000                                              1,445          1,418
Eastman Kodak Co.
     5.720% due 01/26/2000                                              6,800          6,679
Finova Capital Corp.
     5.870% due 01/26/2000                                              1,000            982
Florida Power Corp.
     5.270% due 10/07/1999                                              3,700          3,697
Ford Motor Credit Corp.
     5.690% due 01/26/2000                                              6,000          5,893
General Electric Capital Corp.
     5.690% due 02/09/2000                                              1,200          1,176
Goldman Sachs Group
     5.780% due 01/26/2000                                             13,100         12,867
     5.720% due 02/09/2000                                              5,000          4,899
Goodyear Tire & Rubber Co.
     6.250% due 01/26/2000                                             14,200         13,912
Heller Financial, Inc.
     5.790% due 01/26/2000                                              3,800          3,732
     5.790% due 02/09/2000                                              3,500          3,430
MCI Worldcom, Inc.
     6.140% due 01/27/2000                                              2,200          2,160
National Rural Utilities Cooperative
     5.720% due 01/26/2000                                              6,000          5,893
Procter & Gamble Co.
     5.320% due 10/20/1999                                                500            499
Province of British Columbia
     5.330% due 10/07/1999                                              3,800          3,797
Raytheon Corp.
     5.470% due 10/20/1999                                             15,900         15,854
Texas Utilities Co.
     5.260% due 01/21/2000                                              1,800          1,769
TRW, Inc.
     6.220% due 02/09/2000                                             12,000         11,759
United Parcel Service Co.
     5.410% due 10/04/1999                                              1,500          1,499
US West Capital Funding
     6.260% due 02/08/2000                                              1,300          1,274
     5.960% due 03/24/2000                                             20,000         19,447
Williams Holdings
     5.360% due 01/25/2000                                             10,000          9,824
Wisconsin Electric
     5.320% due 10/20/1999                                                400            399
                                                                                    ---------
                                                                                     132,859
                                                                                    =========
Repurchase Agreements 5.9%
State Street Bank
     4.800% due 10/01/1999                                              6,198          6,198
     (Dated 09/30/1999. Collateralized by Federal
     Home Loan Bank 6.315% 08/24/2001 valued at
     $6,326,403. Repurchased proceeds are $6,198,826.)

Daiwa Securities
     5.000% due 10/01/1999                                             30,000         30,000
     (Dated 09/30/1999. Collateralized by U.S. Treasury
     Bond 7.875% 11/15/2007 valued at $30,779,980.
     Repurchase proceeds are $30,004,167.)
                                                                                    ---------
                                                                                      36,198
                                                                                    ---------
Total Short-Term Instruments                                                         189,482
                                                                                    =========
(Cost $189,456)

Total Investments (a) 111.1%                                                       $ 676,892
(Cost $680,187)

Other Assets and Liabilities (Net) (11.1%)                                           (67,409)
                                                                                    ---------

Net Assets 100.0%                                                                  $ 609,483
                                                                                    =========

                               1999 Semi-Annual Report See accompanying notes 97

Short-Term Fund
September 30, 1999 (Unaudited)

================================================================================
Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $       665

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (3,960)
                                                                    ------------

Unrealized depreciation-net                                         $    (3,295)
                                                                    ============

(b) Foreign forward currency contracts outstanding at September 30, 1999:
                             Principal
                                Amount                               Unrealized
                            Covered by        Settlement           Appreciation/
Type        Currency          Contract             Month          (Depreciation)
--------------------------------------------------------------------------------
Sell              BP             3,090           10/1999            $       (10)
Sell              N$             5,023           10/1999                     42
Sell                               286           11/1999                      3
                                                                    ------------
                                                                    $        35
                                                                    ============

(c) Principal amount denoted in indicated currency:

          BP  -  British Pound
          N$  -  New Zealand Dollar

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities

(f) Principal amount of the security is adjusted for inflation.

(g) Subject to a financing transaction


98 PIMCO Funds See accompanying notes

Schedule of Investments

Money Market Fund
September 30, 1999 (Unaudited)

                                                Principal
                                                   Amount         Value
                                                    (000s)        (000s)
-------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 115.0%
-------------------------------------------------------------------------
Commercial Paper 94.4%
Alcoa
         5.300% due 10/07/1999                    $ 2,500       $ 2,498
AlliedSignal, Inc.
         5.260% due 10/19/1999                      2,500         2,493
         5.670% due 03/09/2000                        500           487
Aluminum Co. of America
         5.280% due 10/13/1999                     20,000        19,965
American Express
         5.300% due 10/12/1999                     17,200        17,172
         5.280% due 10/27/1999                      5,200         5,180
American Home
         5.300% due 10/25/1999                      1,600         1,594
Ameritech Corp.
         5.300% due 10/05/1999                     20,000        19,987
AT & T Corp.
         5.350% due 10/08/1999                     12,370        12,357
Bellsouth Telecom
         5.270% due 10/05/1999                     15,000        14,991
         5.260% due 10/06/1999                      4,000         3,997
         5.290% due 10/26/1999                      4,000         3,985
Campbell Soup Co.
         5.270% due 10/26/1999                     24,500        24,410
Canada Bills
         5.300% due 10/19/1999                      1,800         1,795
Canadian Wheat Board
         5.300% due 10/21/1999                      1,000           997
Coca Cola Co.
         5.300% due 10/13/1999                     10,700        10,681
         5.270% due 10/26/1999                        500           498
Coca-Cola Co.
         5.270% due 10/01/1999                      4,500         4,500
E.I. Du Pont de Nemours
         5.280% due 10/20/1999                        500           499
Electronic Data System Corp.
         5.260% due 10/06/1999                      4,000         3,997
Export Development Corp.
         5.350% due 10/07/1999                     15,000        14,987
Federal Home Loan Bank
         5.110% due 10/08/1999                      3,100         3,097
Federal Home Loan Mortgage Corp.
         5.170% due 10/04/1999                      8,000         7,997
         5.190% due 10/04/1999                      7,300         7,297
         5.220% due 10/04/1999                      7,600         7,597
         5.180% due 10/14/1999                      8,100         8,085
         5.200% due 10/21/1999                      1,349         1,345
Federal National Mortgage Assn.
         5.130% due 10/25/1999                        500           498
Florida Power Corp.
         5.350% due 10/19/1999                     11,900        11,868
Ford Motor Credit Corp.
         5.200% due 10/07/1999                     15,000        14,987
         5.280% due 10/07/1999                      3,500         3,497
GAP, Inc.
         5.280% due 10/05/1999                     10,000         9,994
General Electric Capital Corp.
         5.280% due 10/06/1999                      9,800         9,793
General Motors Acceptance Corp.
         5.570% due 02/08/2000                     11,650        11,416
Gillette Co.
         5.280% due 10/13/1999                     15,000        14,974
Goldman Sachs Group
         5.160% due 10/18/1999                     12,000        11,971
Heinz Corp.
         5.250% due 10/04/1999                      4,348         4,346
         5.290% due 10/18/1999                      6,400         6,384
Hewlett-Packard Co.
         5.300% due 10/07/1999                     15,000        14,987
         5.300% due 10/08/1999                      7,000         6,993
         5.350% due 10/12/1999                      1,000           998
IBM Credit Corp.
         5.310% due 10/04/1999                      2,000         1,999
         5.290% due 10/21/1999                     20,200        20,141
Johnson & Johnson
         4.780% due 10/13/1999                     10,000         9,984
         5.230% due 02/02/2000                     10,000         9,820
Kellogg Co.
         5.270% due 10/18/1999                      4,720         4,708
KFW International Finance, Inc.
         5.300% due 12/01/1999                     15,000        14,865
Merck & Co., Inc.
         5.750% due 02/04/2000                        100            98
Motorola, Inc.
         5.300% due 10/28/1999                      7,000         6,972
         5.320% due 10/28/1999                      1,600         1,594
         5.350% due 11/23/1999                     14,900        14,783
National Australia Funding
         5.730% due 01/31/2000                     15,000        14,709
National Rural Utilities Cooperative
         5.320% due 10/20/1999                      1,700         1,695
New York Times Co.
         5.300% due 10/08/1999                      5,300         5,295
Procter & Gamble Co.
         5.280% due 10/27/1999                      1,900         1,893
Sara Lee Credit Corp.
         5.350% due 10/07/1999                      1,485         1,484
Shell Oil Co.
         5.240% due 10/07/1999                     14,100        14,088
United Parcel Service Co.
         5.270% due 10/05/1999                      1,380         1,379
Wal-Mart Stores, Inc.
         5.280% due 10/04/1999                      5,000         4,998
         5.280% due 10/12/1999                      4,000         3,994
Warner-Lambert Co.
         5.270% due 10/05/1999                        600           600
Wisconsin Electric
         5.400% due 10/05/1999                      1,000           999
                                                              ---------
                                                                461,292
                                                              =========

Repurchase Agreements 4.6%
State Street Bank
         4.800% due 10/01/1999                      1,433         1,433
         (Dated 09/30/1999. Collateralized by
         Federal National Mortgage Association
         0.000% 02/01/2000 valued at $1,465,415.
         Repurchase proceeds are $1,433,191)

J.P. Morgan
         5.200% due 10/01/1999                     20,900        20,900
         (Dated 09/30/1999. Collateralized by
         U.S. Treasury Note 7.875% 08/15/2001
         valued at $21,359,010. Repurchase
         proceeds are $20,903,019.)
                                                              ---------
                                                                 22,333
                                                              =========

Short-Term Notes 16.0%
Associates Corp. of North America
         9.125% due 04/01/2000                      4,500         4,568
Federal Home Loan Mortgage Corporation
         4.705% due 05/18/2000                     20,000        19,990
Ford Motor Credit Corp.
         7.500% due 03/31/2000                      3,000         3,022
         9.500% due 04/15/2000                      2,370         2,415
General Electric Capital Corp.
         4.986% due 05/26/2000                     12,000        12,000
General Motors Acceptance Corp.
         5.450% due 02/22/2000                      9,500         9,500
Lehman Brothers Holdings, Inc.
         6.150% due 03/15/2000                      1,000           999
Merrill Lynch & Co.
         5.290% due 10/25/1999                      5,000         4,982
         6.380% due 07/18/2000                      5,900         5,930
         6.700% due 08/01/2000                        400           403
Morgan Stanley, Dean Witter, Discover and Co.
         6.250% due 03/15/2000                        575           576
Wal-Mart Stores, Inc.
         5.850% due 06/01/2000                     14,035        14,019
                                                              ---------
                                                                 78,404
                                                              ---------
Total Short-Term Instruments                                    562,029
(Cost $562,029)                                               =========

Total Investments 115.0%                                      $ 562,029
(Cost $562,029)

Other Assets and Liabilities (Net) (15.0%)                      (73,402)
                                                              ---------

Net Assets 100.0%                                             $ 488,627
                                                              =========

                                                      1999 Semi-Annual Report 99

Schedule of Investments

Long-Term U.S. Government Fund
September 30, 1999 (Unaudited)
                                                Principal
                                                   Amount       Value
                                                    (000s)      (000s)
------------------------------------------------------------------------
CORPORATE BONDS & NOTES 3.0%
------------------------------------------------------------------------

Banking & Finance 3.0%
AESOP Funding II LLC
         6.220% due10/20/2001                    $  3,000       $ 3,005
Associates Corp. of North America
         5.800% due 04/20/2004                      2,500         2,402
Countrywide Home Loans
         6.850% due 06/15/2004                      1,500         1,496
Goldman Sachs Group
         5.490% due 01/14/2002 (d)                  3,000         3,024
Morgan Stanley, Dean Witter, Discover and Co.
         5.250% due 04/22/2004 (d)                  2,500         2,500
                                                               --------
Total Corporate Bonds & Notes                                    12,427
(Cost $12,510)                                                 ========

------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 0.8%
------------------------------------------------------------------------

Student Loan Marketing Assn.
         5.129% due 06/30/2000 (d)                  1,000           999
         5.165% due 07/25/2004 (d)                  1,490         1,479
         5.395% due 01/25/2007 (d)                    739           738
                                                               --------
Total U.S. Government Agencies                                    3,216
(Cost $3,222)                                                  ========

------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 46.8%
------------------------------------------------------------------------

Treasury Inflation Protected Securities
         3.625% due 07/15/2002 (b)(c)              16,132        16,031
U.S. Treasury Bonds
         9.250% due 02/15/2016 (c)                 12,600        16,120
         8.125% due 08/15/2019 (c)                 94,800       112,279
         8.125% due 05/15/2021                      4,000         4,773
         8.125% due 08/15/2021                      4,900         5,852
         7.625% due 11/15/2022                      1,500         1,715
         6.250% due 08/15/2023 (c)                 14,400        14,171
         6.750% due 08/15/2026                      2,100         2,198
         6.500% due 11/15/2026                        700           711
U.S. Treasury Notes
         5.500% due 02/29/2000 (f)                  1,650         1,653
U.S. Treasury Strips
         0.000% due 05/15/2013 (c)                 50,600        21,093
                                                               --------
Total U.S. Treasury Obligations                                 196,596
(Cost $200,959)                                                ========

------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 64.2%
------------------------------------------------------------------------

Collateralized Mortgage Obligations 28.2%
Bear Stearns Mortgage Securities, Inc.
         7.100% due 06/25/2024                        385           372
         6.590% due 06/25/2030                      1,117         1,128
California Federal Bank
         6.264% due 08/25/2030 (d)                    794           803
Chase Mortgage Finance Corp.
         6.204% due 04/25/2025 (d)                  2,720         2,503
CMC Securities Corp.
         6.000% due 02/25/2009                      1,702         1,699
         6.150% due 05/25/2028                      3,000         2,995
Countrywide Funding Corp.
         6.500% due 01/25/2009                      1,000           999
Federal Home Loan Mortgage Corp.
         7.000% due 07/01/2002                      1,542         1,557
         7.500% due 06/01/2004                         54            54
         7.500% due 07/01/2004                        601           607
         7.500% due 08/01/2004                         86            87
         7.500% due 09/01/2004                        222           224
         9.500% due 01/15/2005                         49            51
         6.000% due 03/15/2007                         62            62
         5.500% due 05/15/2007                         48            48
         8.000% due 02/15/2015                        393           405
         4.250% due 12/15/2021                        541           505
         7.000% due 07/15/2022                      1,034         1,006
         7.000% due 05/15/2023                        218           205
         7.000% due 08/15/2023                        313           290
         7.000% due 09/15/2023                        760           723
         6.250% due 09/15/2023                      5,000         4,677
         5.910% due 10/25/2023                      1,807         1,809
         6.500% due 11/15/2023                        753           672
         6.000% due 11/15/2023                        922           802
         6.500% due 11/25/2023                        566           496
         6.500% due 12/15/2023                        984           882
         7.000% due 01/15/2024                         94            89
         7.500% due 01/20/2024                      3,055         3,079
         6.500% due 02/15/2024                        112            99
         6.500% due 03/15/2024                      1,091           975
         6.000% due 10/15/2024                      2,919         2,891
         6.500% due 12/15/2024                      4,189         4,167
         8.000% due 12/15/2024                      1,000         1,019
Federal National Mortgage Assn.
         7.500% due 02/01/2004                        512           517
         7.500% due 03/01/2004                        300           303
         7.500% due 04/01/2004                        413           417
         7.500% due 05/01/2004                        567           572
         7.500% due 06/01/2004                        463           468
         7.500% due 07/01/2004                        523           527
         7.500% due 08/01/2004                      1,256         1,266
         7.500% due 09/01/2004                        234           236
         7.500% due 10/01/2004                        261           263
         5.750% due 06/25/2006                        221           220
         5.600% due 07/25/2006                        206           205
         6.250% due 12/25/2013                         74            69
         6.000% due 09/25/2016                        595           593
         5.750% due 12/25/2016                         91            91
         6.650% due 01/25/2017                        118           118
         6.500% due 11/25/2017                      8,380         8,374
         7.000% due 02/25/2020                      2,000         2,003
         8.750% due 08/25/2020                         13            13
         6.750% due 06/25/2021                      5,327           493
         8.000% due 03/25/2022                         13            13
         7.000% due 04/25/2022                        820           762
         7.000% due 06/25/2022                        395           369
         7.800% due 10/25/2022                        558           559
         7.000% due 10/25/2022                      1,147         1,056
         7.000% due 05/25/2023                      1,246         1,157
         6.900% due 05/25/2023                        297           276
         7.000% due 06/25/2023                        495           464
         6.000% due 08/25/2023                         49            41
         4.500% due 10/25/2023                        188           110
         6.500% due 11/25/2023                      2,000         1,863
         7.000% due 12/25/2023                      1,494         1,357
         6.500% due 12/25/2023                        372           325
         6.500% due 01/25/2024                        196           173
         6.500% due 02/25/2024                        287           251
         6.000% due 05/17/2027                      2,500         2,152
         7.000% due 05/18/2027                      1,492         1,390
         8.500% due 06/01/2027                      1,371         1,424
         9.000% due 06/01/2027                      2,016         2,119
         6.455% due 02/01/2028 (d)                    593           599
First Boston Mortgage Securities Corp.
         7.300% due 07/25/2023                      1,381         1,260
First Plus Home Loan Trust
         5.970% due 11/10/2010                        406           406
GE Capital Mortgage Services, Inc.
         9.000% due 09/25/2023                        530           541
         6.500% due 10/25/2023                      3,000         2,735
         6.500% due 01/25/2024                      4,325         3,480
         6.500% due 03/25/2024                        848           772
         7.500% due 07/25/2026                      4,726         4,657
         7.000% due 10/25/2027                      1,077         1,079
Government National Mortgage Assn.
         7.000% due 03/16/2029                        257           228
Independent National Mortgage Corp.
         7.650% due 01/25/2025 (d)                    102           104
         6.930% due 05/25/2026                      1,225         1,226
Mellon Residential Funding Corp.
         6.460% due 07/25/2029                      2,612         2,610
Merrill Lynch Mortgage Investors, Inc.
         6.050% due 10/15/2008                      2,874         2,858
Norwest Asset Securities Corp.
         6.750% due 10/25/2028                        990           943
PHH Mortgage Services Corp.
         6.730% due 06/18/2011                      3,000         2,992


100 PIMCO Funds See accompanying notes

                                                Principal
                                                   Amount        Value
                                                    (000s)       (000s)
------------------------------------------------------------------------

PNC Mortgage Securities Corp.
         7.500% due 02/25/2027                    $ 1,775       $ 1,773
         6.750% due 04/25/2028                      3,000         2,901
Prudential Home Mortgage Securities
         7.625% due 02/25/2023                         46            43
         6.950% due 09/25/2023                         65            54
         6.500% due 01/25/2024                      1,281         1,114
         8.000% due 06/25/2024                        796           805
Prudential Securities Secured Financing Corp.
         6.955% due 06/15/2008                      4,467         4,476
Residential Accredit Loans, Inc.
         6.250% due 03/25/2014                      1,891         1,829
Residential Funding Mortgage Securities, Inc.
         7.528% due 03/25/2025 (d)                     94            95
         7.750% due 09/25/2026                      1,100         1,098
         7.500% due 04/25/2027                      1,940         1,930
         7.000% due 10/25/2027                      1,500         1,419
Resolution Trust Corp.
         6.188% due 09/25/2029                      1,931         1,940
Vendee Mortgage Trust
         6.500% due 06/15/2024                      2,108         1,837
                                                               --------
                                                                118,393
                                                               ========
Federal Home Loan Mortgage Corporation 5.6%
         6.250% due 12/15/2023                        467           406
         6.362% due 01/01/2028 (d)                  3,389         3,368
         6.523% due 10/01/2026 (d)                  1,220         1,228
         6.553% due 05/01/2022 (d)                    112           115
         6.780% due 09/01/2027 (d)                  4,356         4,346
         6.866% due 06/01/2022 (d)                     71            73
         6.928% due 01/01/2028 (d)                  1,993         1,997
         7.375% due 02/01/2028 (d)                  2,167         2,180
         7.447% due 12/01/2024 (d)                  1,488         1,531
         7.500% due 10/01/2004                      3,509         3,537
         8.000% due 05/01/2004                      4,786         4,838
                                                               --------
                                                                 23,619
                                                               ========
Federal Housing Administration 6.7%
         6.896% due 07/01/2020                      3,823         3,820
         7.000% due 11/25/2019                      4,632         4,686
         7.375% due 01/01/2018                      1,803         1,804
         7.400% due 12/18/2018                      1,592         1,593
         7.421% due 11/01/2019                        149           151
         7.430% due 08/01/2019-06/01/2024 (e)      14,131        14,321
         7.450% due 03/25/2022                      1,686         1,714
                                                               --------
                                                                 28,089
                                                               ========
Federal National Mortgage Association 13.0%
         6.500% due 03/01/2006-07/25/2010 (e)       9,133         9,077
         6.568% due 08/01/2026 (d)                    342           343
         6.637% due 12/01/2027 (d)                  2,733         2,780
         6.767% due 10/01/2024 (d)                  2,179         2,209
         6.904% due 04/01/2028 (d)                  2,979         3,040
         6.914% due 08/01/2026 (d)                    594           604
         7.000% due 03/01/2004-07/25/2023 (e)      19,532        19,618
         7.040% due 11/01/2023 (d)                  3,320         3,404
         7.377% due 10/01/2024 (d)                    118           123
         7.378% due 01/01/2026 (d)                  1,004         1,031
         7.478% due 05/01/2025 (d)                  1,799         1,851
         8.500% due 09/01/2026-09/01/2027 (e)       5,720         5,946
         9.000% due 07/01/2005                      4,499         4,479
                                                               --------
                                                                 54,505
                                                               ========
Government National Mortgage Association 9.4%
         5.500% due 12/20/2022 (d)                    446           454
         6.125% due 12/20/2017-10/20/2027 (d)(e)    3,475         3,530
         6.375% due 02/20/2017-01/20/2028 (d)(e)   16,461        16,640
         6.625% due 12/15/2000-02/15/2040 (d)(e)   11,327        11,470
         6.800% due 09/15/2001-10/15/2040 (d)(e)    2,000         1,965
         7.000% due 05/15/2002-10/15/2040 (d)(e)    3,650         3,541
         7.500% due 10/21/2029                      2,000         2,006
                                                               --------
                                                                 39,606
                                                               ========
Other Mortgage-Backed Securities 0.2%
Resolution Trust Corp.
         6.362% due 05/25/2029 (d)                    912           886
                                                               --------
Stripped Mortgage-Backed Securities 1.1%
Federal Home Loan Mortgage Corp. (IO)
         7.000% due 03/15/2003                      1,259           137
         6.500% due 11/15/2003                      2,039           247
         7.000% due 02/15/2006                        101             5
         6.500% due 08/15/2006                        102             4
         6.500% due 10/15/2006                        191            14
         6.500% due 11/15/2006                        204             8
         8.191% due 02/15/2007                          5            80
         7.500% due 06/15/2007                         410           52
         6.500% due 10/15/2007                      1,551           127
         6.000% due 10/15/2007                        190            12
         6.500% due 11/15/2008                        904           150
         7.000% due 12/15/2023                      2,180           292
Federal National Mortgage Association (IO)
        11.876% due 08/25/2006                          9           102
         6.500% due 02/25/2007                        126             9
         6.500% due 07/25/2007                      1,857            87
        11.980% due 08/25/2007                          7           193
        10.146% due 09/25/2007                          4            93
         6.500% due 08/25/2020                        376            26
         6.500% due 09/25/2021                        568            69
         7.000% due 12/25/2021                        295            33
Federal National Mortgage Association (PO)
         0.000% due 03/25/2009                      2,944         1,994
         0.000% due 09/25/2023                      1,511           891
First Plus Home Loan Trust (IO)
         6.000% due 10/10/2000                      1,200            69
                                                               --------
                                                                  4,694
                                                               --------
Total Mortgage-Backed Securities                                269,792
(Cost $273,302)                                                ========

------------------------------------------------------------------------
ASSET-BACKED SECURITIES 4.8%
------------------------------------------------------------------------
Bear Stearns Mortgage Securities, Inc.
         6.350% due 08/25/2024                      2,167         2,164
Chase Manhattan Corp.
         6.750% due 08/25/2028                      1,850         1,714
Discover Card Trust
         6.792% due 04/16/2010                      1,325         1,321
Green Tree Floorplan Receivables Master Trust
         5.750% due 11/01/2004 (d)                  3,000         3,000
Merrill Lynch Mortgage Investors, Inc.
         6.210% due 03/20/2017                      1,466         1,463
Norwest Asset Securities Corp.
         6.750% due 07/25/2028                      3,000         2,752
Oakwood Mortgage Investors, Inc.
         6.750% due 08/15/2027                      2,671         2,673
Residential Funding Mortgage Securities, Inc.
         5.000% due 06/25/2000                      6,000           224
         6.290% due 07/25/2013                      3,000         2,985
SMS Student Loan Trust
         5.260% due 10/27/2025 (d)                  2,000         1,953
                                                               --------
Total Asset-Backed Securities                                    20,249
(Cost $20,532)                                                 ========

------------------------------------------------------------------------
PURCHASED CALL OPTIONS 2.5%
------------------------------------------------------------------------

Interest Rate Swap (OTC)
         Strike @ 7.470% Exp. 12/06/1999           25,000            96
U.S. Treasury Bond (OTC)
         8.875% due 08/15/2017
         Strike @ 104.812 Exp. 12/06/1999          48,000         9,588
U.S. Treasury Note (OTC)
         6.000% due 08/15/2004
         Strike @ 92.953 Exp. 11/15/1999           11,300           895
                                                               --------
Total Purchased Call Options                                     10,579
(Cost $10,482)                                                 ========

                              1999 Semi-Annual Report See accompanying notes 101

Long-Term U.S. Government Fund
September 30, 1999 (Unaudited)
                                                Principal
                                                   Amount       Value
                                                    (000s)      (000s)
-----------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 0.2%
-----------------------------------------------------------------------

Repurchase Agreement 0.1%
State Street Bank
         4.800% due 10/01/1999                    $   722     $     722
         (Dated 09/30/1999. Collateralized by                 ---------
         Federal National Mortgage Association
         5.120% valued at $740,098. Repurchased
         proceeds are $722,096

U.S. Treasury Bills (f) 0.1%
         4.781% due 02/17/2000                        310           304
                                                              ---------
Total Short-Term Instruments                                      1,026
(Cost $1,026)                                                 =========

Total Investments (a) 122.3%                                  $ 513,885
(Cost $522,033)

Written Options (g) (0.0%)                                            0
(Premium $11)

Other Assets and Liabilities (Net) (22.3%)                      (93,739)
                                                              ---------
Net Assets 100.0%                                             $ 420,146
                                                              =========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                     $   1,400

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                      (9,548)
                                                              ---------
Unrealized depreciation-net                                   $  (8,148)
                                                              =========

(b) Principal amount of the security is adjusted for inflation.

(c) Subject to a financing transaction.

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Securities with an aggregate market value of $1,957
have been segregated with the custodian to cover margin
requirements for the following open future contracts at
September 30, 1999:
                                                    # of     Unrealized
Type                                           Contracts   Appreciation
-----------------------------------------------------------------------
U.S. Treasury 30 Year Bond (03/2000)                 771      $      56

(g) Premium on written options:

                                      # of
Type                             Contracts       Premium          Value
-----------------------------------------------------------------------
Put - OTC U.S.Treasury Note
    5.250% due 05/2004               2,700        $   11      $       0
    Strike @ 95.469 Exp. 10/15/1999


102 PIMCO Funds See accompanying notes

Schedule of Investments

High Yield Fund
September 30, 1999 (Unaudited)

                                                Principal
                                                   Amount         Value
                                                   (000s)        (000s)
------------------------------------------------------------------------
CORPORATE BONDS & NOTES 84.1%
------------------------------------------------------------------------

Banking & Finance 7.2%
Americredit Corp.
         9.875% due 04/15/2006                    $   675       $   682
Arvin Capital
         9.500% due 02/01/2027                     19,000        18,900
Bay View Capital Corp.
         9.125% due 08/15/2007                      8,200         7,545
Charter Commercial Holdings LLC
         8.250% due 04/01/2007                     13,750        12,908
Crown Castle International Corp.
         13.250% due 11/15/2007                     2,000         1,400
Forest City Enterprises
         8.500% due 03/15/2008                     12,350        11,671
Fuji Bank
         9.870% due 12/31/2049 (d)                 36,000        36,540
General Motors Acceptance Corp.
         5.438% due 04/29/2002 (d)                    800           799
Golden State Holdings
         7.000% due 08/01/2003                        205           195
         7.125% due 08/01/2005                        870           807
Host Marriott LP
         8.375% due 02/15/2006                      5,000         4,725
Mercury Finance Co.
         10.009% due 03/23/2001                    25,600        24,048
         10.000% due 03/23/2001                    31,450        29,720
Nextel Partners, Inc.
         0.000% due 02/01/2009                     17,750        10,473
Presidential Life Insurance Corp.
         7.875% due 02/15/2009                     12,750        12,395
Reliance Group Holdings
         9.000% due 11/15/2000                      5,528         5,552
Sumitomo
         9.400% due 12/29/2049 (d)                 30,300        30,531
TPSA Finance BV
         7.750% due 12/10/2008                     13,950        13,571
Trizec Finance Limited
         10.875% due 10/15/2005                    19,461        20,337
Willis Corroon Corp.
         9.000% due 02/01/2009                     15,700        14,209
                                                              ---------
                                                                257,008
                                                              =========
Industrials 68.5%
Abbey Healthcare Group
         9.500% due 11/01/2002                     12,945        13,058
Advanced Lighting
         8.000% due 03/15/2008                     11,425        10,183
AEI Holding Co.
         10.500% due 12/15/2005                    12,880        11,592
Agriculture Minerals & Chemicals
         10.750% due 09/30/2003                     3,000         1,875
Airtrust
         0.000% due 06/01/2013                     12,942         4,815
Allied Waste Industries
         7.875% due 03/15/2005                      2,000         1,853
Allied Waste North America, Inc.
         7.375% due 01/01/2004                     15,100        13,892
         7.625% due 01/01/2006                     23,225        20,903
         10.000% due 08/01/2009                    21,250        19,550
American Airlines
         10.610% due 03/04/2010                       650           775
American Axle & Manufacturing, Inc.
         9.750% due 03/01/2009                      9,550         9,478
American Standard, Inc.
         7.125% due 02/15/2003                        300           288
         7.375% due 02/01/2008                     10,800         9,828
         9.250% due 12/01/2016                      6,084         6,145
Amerigas Partners LP
         10.125% due 04/15/2007                     3,000         3,113
Amphenol Corp.
         9.875% due 05/15/2007                     11,825        11,914
Applied Power, Inc.
         8.750% due 04/01/2009                     21,280        20,057
Archibald Candy Corp.
         10.250% due 07/01/2004                     5,000         4,951
AT&T Canada, Inc.
         10.625% due 11/01/2008                     9,600        10,992
Ball Corp.
         7.750% due 08/01/2006                      8,750         8,576
         8.250% due 08/01/2008                      9,600         9,337
Beckman Instruments, Inc.
         7.100% due 03/04/2003                      5,000         4,859
         7.450% due 03/04/2008                     17,950        16,618
Benedek Communications Corp.
         0.000% due 05/15/2006 (c)                  1,500         1,315
Beverly Enterprises, Inc.
         9.000% due 02/15/2006                     19,925        17,236
Bresnan Communications
         8.000% due 02/01/2009                      2,000         1,966
Buckeye Technologies, Inc.
         8.000% due 10/15/2010                     10,100         9,268
Building Materials Corp.
         7.750% due 07/15/2005                     15,950        14,674
         8.625% due 12/15/2006                      1,235         1,187
         8.000% due 10/15/2007                      2,050         1,881
         8.000% due 12/01/2008                     22,250        20,414
Cablevision SA
         13.750% due 05/01/2009                     3,500         3,264
Cadmus Communications Corp.
         9.750% due 06/01/2009                      6,100         6,108
Call-Net Enterprises, Inc.
         8.000% due 08/15/2008                      6,900         5,624
         9.375% due 05/15/2009                      6,400         5,696
Canadian Forest Oil Limited
         8.750% due 09/15/2007                      4,900         4,742
Century Communications Corp.
         9.500% due 08/15/2000                        600           607
         0.000% due 03/15/2003                     10,400         7,359
         9.500% due 03/01/2005                      2,000         2,000
         8.750% due 10/01/2007                      6,000         5,836
         0.000% due 01/15/2008                      5,000         2,175
CF Cable TV, Inc.
         9.125% due 07/15/2007                      9,000         9,770
Chattem, Inc.
         8.875% due 04/01/2008                      4,950         4,690
Circus Circus Enterprises
         6.750% due 07/15/2003                     21,900        20,039
         9.250% due 12/01/2005                      6,350         6,406
Clark R & M, Inc.
         8.375% due 11/15/2007                      5,000         4,350
         8.625% due 08/15/2008                      4,500         3,960
Clearnet Communications
         0.000% due 05/01/2009                      6,000         3,660
Coltec Industries, Inc.
         7.500% due 04/15/2008                     32,150        31,761
Columbia/HCA Healthcare
         6.125% due 12/15/2000                      2,000         1,945
         6.910% due 06/15/2005                      1,250         1,118
         7.000% due 07/01/2007                      3,350         2,916
         8.360% due 04/15/2024                      6,000         5,548
         6.730% due 07/15/2045                      9,000         8,636
Columbus McKinnon
         8.500% due 04/01/2008                     17,500        16,319
Comcast Corp.
         9.500% due 01/15/2008                      6,837         7,110
Consolidated Container Co.
         10.125% due 07/15/2009                    12,150        12,272
Container Corp. of America
         9.750% due 04/01/2003                      1,000         1,028
         11.250% due 05/01/2004                     6,770         7,007
Continental Cablevision
         9.500% due 08/01/2013                     10,000        10,996
Cross Timbers Oil Co.
         9.250% due 04/01/2007                      4,440         4,407
         8.750% due 11/01/2009                      6,000         5,805
CSC Holdings, Inc.
         9.875% due 05/15/2006                        850           890
         9.875% due 02/15/2013                      2,000         2,115
         10.500% due 05/15/2016                    11,000        12,059
         7.875% due 02/15/2018                     10,000         9,539

                              1999 Semi-Annual Report See accompanying notes 103

High Yield Fund
September 30, 1999 (Unaudited)
                                                Principal
                                                   Amount         Value
                                                   (000s)        (000s)
------------------------------------------------------------------------
         9.875% due 04/01/2023                    $ 4,000       $ 4,151
Cumberland Farms
         10.500% due 10/01/2003                     5,540         5,457
Dade International, Inc.
         11.125% due 05/01/2006                     3,350         3,471
Delta Air Lines, Inc.
         10.790% due 03/26/2014                     2,264         2,669
Dial Call Communications
         10.250% due 12/15/2005 (d)                 6,697         6,806
Diamond Cable Communication Co.
         0.000% due 09/30/2004                      2,000         2,133
         0.000% due 12/15/2005 (d)                 10,000         8,950
Dunlop Stand Aero Holdings
         11.875% due 05/15/2009                     8,000         8,080
Echostar Communications Corp.
         9.250% due 02/01/2006                     33,650        33,398
         9.375% due 02/01/2009                      6,875         6,841
Emmis Communications Corp.
         8.125% due 03/15/2009                      7,150         6,810
Energis PLC
         9.750% due 06/15/2009                      7,500         7,688
Extended Stay America
         9.150% due 03/15/2008                     11,500        10,983
Extendicare Health Services
         9.350% due 12/15/2007                      5,950         3,630
EZ Communication, Inc.
         9.750% due 12/01/2005                      2,500         2,655
Falcon Holding Group LP
         0.000% due 04/15/2010 (c)                 11,700         8,366
         8.375% due 04/15/2010                      7,150         7,096
Federal-Mogul Corp.
         7.500% due 07/01/2004                     29,000        27,805
         7.375% due 01/15/2006                        250           232
         7.750% due 07/01/2006                     11,350        10,661
Ferrellgas Partners LP
         9.375% due 06/15/2006                     14,286        13,929
Fisher Scientific International
         7.125% due 12/15/2005                     13,750        12,547
         9.000% due 02/01/2008                     34,470        32,057
Forest Oil Corp.
         10.500% due 01/15/2006                     4,835         5,004
Fox/Liberty Networks LLC
         0.000% due 08/15/2007                      9,750         7,703
Fred Meyer, Inc.
         7.450% due 03/01/2008                        400           397
Furon Co.
         8.125% due 03/01/2008                      4,650         4,720
Garden State Newspapers
         8.750% due 10/01/2009                     24,655        22,683
         8.625% due 07/01/2011                      6,900         6,245
Globalstar LP
         11.375% due 02/15/2004                     8,350         5,386
         11.250% due 06/15/2004                     5,500         3,493
         10.750% due 11/01/2004                     3,106         1,988
Globe Telecom
         13.000% due 08/01/2009                     4,350         4,551
Golden Northwest Aluminum
         12.000% due 12/15/2006                     3,850         3,994
Grupo Televisa SA
         11.375% due 05/15/2003                     1,300         1,367
         0.000% due 05/15/2008 (c)                  6,475         5,455
Gulf Canada Resources
         9.250% due 01/15/2004                     12,575        12,658
         9.625% due 07/01/2005                      1,680         1,730
         8.375% due 11/15/2005                      4,000         3,920
Harnischfeger Industrial, Inc.
         8.900% due 03/01/2022                      6,300         2,930
         7.250% due 12/15/2025                      9,500         4,418
Harrahs Operating Co., Inc.
         7.875% due 12/15/2005                     10,400        10,010
         7.500% due 01/15/2009                     20,675        19,849
Henry Co.
         10.000% due 04/15/2008                     1,000           675
HMH Properties, Inc.
         7.875% due 08/01/2005                     20,900        19,333
         8.450% due 12/01/2008                      6,350         5,906
Hollinger International Publishing
         9.250% due 02/01/2006                      2,800         2,779
Holmes Products Corp.
         9.875% due 11/15/2007                      4,200         3,801
Horseshoe Gaming Holding
         8.625% due 05/15/2009                     23,200        22,098
HS Resources, Inc.
         9.250% due 11/15/2006                      5,250         5,237
Huntsman Corp.
         9.500% due 07/01/2007                     12,350        11,455
Huntsman ICI Chemicals
         10.125% due 07/01/2009                     2,500         2,463
Huntsman Packaging Corp.
         9.125% due 10/01/2007                     11,050        10,221
Impsat Corp.
         12.375% due 06/15/2008                    10,900         8,311
Intergrated Health Services
         8.563% due 12/31/2005 (d)                     50            41
         8.813% due 12/31/2005 (d)                  9,800         8,036
         9.500% due 09/15/2007                      2,950           457
Intermedia Communications, Inc.
         0.000% due 05/15/2006 (c)                 31,535        25,701
International Game Technology
         7.875% due 05/15/2004                     16,500        15,881
         8.375% due 05/15/2009                     14,250        13,680
ISP Holdings, Inc.
         9.750% due 02/15/2002                        250           253
         9.000% due 10/15/2003                     23,370        23,428
ITC Deltacom, Inc.
         11.000% due 06/01/2007                     3,250         3,429
         9.750% due 11/15/2008                      1,750         1,754
IXC Communications, Inc.
         9.000% due 04/15/2008                      8,500         8,458
J.Q. Hammons Hotels
         8.875% due 02/15/2004                      4,950         4,579
Jones Intercable, Inc.
         8.875% due 04/01/2007                      5,060         5,269
JPS Automotive Products
         11.125% due 06/15/2001                     9,000         9,225
Jupiters Limited
         8.500% due 03/01/2006                     11,850        11,376
K Mart Corp.
         12.350% due 01/01/2008                     4,127         4,316
         8.800% due 07/01/2010                      1,250         1,219
         9.350% due 01/02/2020                     14,874        15,989
         9.780% due 01/05/2020                      9,575         9,862
K-III Communications Co.
         8.500% due 02/01/2006                     15,940        15,542
KPNQWest BV
         8.125% due 06/01/2009                     31,000        29,450
L-3 Communications Corp.
         10.375% due 05/01/2007                     5,750         6,009
Lear Corp.
         8.250% due 02/01/2002                      7,910         7,712
Lenfest Communications
         8.375% due 11/01/2005                     10,650        10,996
         10.500% due 06/15/2006                       525           591
Level 3 Communications, Inc.
         9.125% due 05/01/2008                     32,700        29,675
Levi Strauss & Co.
         6.800% due 11/01/2003                     32,350        30,261
Leviathan Gas Pipeline Partners, L.P.
         10.375% due 06/01/2009                     3,750         3,834
Lin Holdings Corp.
         0.000% due 03/01/2008 (d)                 18,750        12,375
Lin Television Corp.
         8.375% due 03/01/2008                      9,300         8,719
Lyondell Chemical Co.
         9.625% due 05/01/2007                     34,500        34,414
Magnum Hunter Resources, Inc.
         10.000% due 06/01/2007                     1,900         1,777
Mail-Well Corp.
         8.750% due 12/15/2008                     18,780        17,935

104 PIMCO Funds See accompanying notes

                                                Principal
                                                   Amount       Value
                                                    (000s)      (000s)
-----------------------------------------------------------------------
Mark IV Industries, Inc.
         7.500% due 09/01/2007                    $ 6,730       $ 6,265
Market Hub Partners
         8.250% due 03/01/2008                     14,580        14,143
Marsh Supermarkets, Inc.
         8.875% due 08/01/2007                      9,500         9,381
McLeodUSA, Inc.
         0.000% due 03/01/2007 (c)                 42,825        33,939
         8.375% due 03/15/2008                      5,100         4,820
         9.500% due 11/01/2008                     13,625        13,761
         8.125% due 02/15/2009                      4,800         4,488
Metromedia Fiber Network
         10.000% due 11/15/2008                    14,295        13,866
Metronet Communications
         0.000% due 06/15/2008 (c)                 16,475        12,851
MGM Grand, Inc.
         6.950% due 02/01/2005                     33,150        31,033
MJD Communications, Inc.
         9.500% due 05/01/2008                      7,875         7,127
Navistar International Corp.
         8.000% due 02/01/2008                      5,000         4,863
Newpark Resources, Inc.
         8.625% due 12/15/2007                      5,050         4,722
Nextel Communications, Inc.
         9.750% due 08/15/2004                     14,750        14,953
         0.000% due 02/15/2008 (c)                 38,750        27,222
Nextlink Communications
         10.750% due 06/01/2009                    12,925        13,022
Nortek, Inc.
         9.875% due 03/01/2004                      2,205         2,172
NTL, Inc.
         12.750% due 04/15/2005                       700           686
         0.000% due 02/01/2006                     21,350        18,681
         11.500% due 10/01/2008                     6,900         7,478
Nuevo Grupo Iuscell
         10.000% due 07/15/2004                     1,000           920
Ocean Rig Norway
         10.250% due 06/01/2008                     6,325         4,965
Octel Developments PLC
         10.000% due 05/01/2006                       600           611
Optel, Inc.
         13.000% due 02/15/2005                     1,500         1,058
         11.500% due 07/01/2008                     5,300         3,419
Orange PLC
         9.000% due 06/01/2009                      3,000         3,053
Orion Network Systems, Inc.
         11.250% due 01/15/2007                    16,375        12,691
         0.000% due 01/15/2007 (c)                 23,100        10,742
Owens & Minor, Inc.
         10.875% due 06/01/2006                       950           974
P&L Coal Holdings
         8.875% due 05/15/2008                     36,050        35,419
Packaging Corp. of America
         9.625% due 04/01/2009                     14,525        14,743
Packard Bioscience Co.
         9.375% due 03/01/2007                      5,600         5,096
Perry-Judd
         10.625% due 12/15/2007                     5,845         5,348
Petroleos Mexicanos
         9.520% due 07/15/2005 (d)                  8,600         8,192
Pharmerica, Inc.
         8.375% due 04/01/2008                     15,650        15,630
Phar-Mor, Inc.
         11.720% due 09/11/2002                     8,005         7,925
Physician Sales and Service, Inc.
         8.500% due 10/01/2007                     10,250         9,994
Piedmont Aviation
         10.250% due 03/28/2005                       821           857
Pioneer National Resources
         8.875% due 04/15/2005                     20,100        20,086
         8.250% due 08/15/2007                      5,750         5,531
         6.500% due 01/15/2008                      6,950         5,959
Polymer Group, Inc.
         9.000% due 07/01/2007                     21,005        20,060
         8.750% due 03/01/2008                      9,700         9,142
Pool Energy Co.
         8.625% due 04/01/2008                     11,750        12,220
Pride International, Inc.
         9.375% due 05/01/2007                      3,100         3,131
         10.000% due 06/01/2009                     6,000         6,150
Primedia, Inc.
         10.250% due 06/01/2004                     4,000         4,180
         7.625% due 04/01/2008                      8,250         7,755
Qwest Communications International, Inc.
         0.000% due 10/15/2007 (c)                 13,040        10,204
         0.000% due 02/01/2008 (c)                 10,550         7,807
R & B Falcon Corp.
         6.500% due 04/15/2003                      5,200         4,628
         9.250% due 04/15/2005                      2,500         2,150
R.H. Donnelly, Inc.
         9.125% due 06/01/2008                      6,175         6,052
Racers
         8.375% due 10/01/2007                     21,291        19,561
Regal Cinemas, Inc.
         9.500% due 06/01/2008                     12,150         8,323
         8.875% due 12/15/2010                      7,475         4,971
Renaissance Media Group
         0.000% due 04/15/2008 (c)                 21,250        14,663
Revlon Consumer Products
         8.125% due 02/01/2006                      1,375         1,220
Riviera Holdings Corp.
         10.000% due 08/15/2004                     1,850         1,600
Rogers Cablesystems Limited
         10.000% due 03/15/2005                     4,000         4,310
Rogers Cantel Mobile Communications, Inc.
         9.375% due 06/01/2008                     23,250        24,529
Rogers Cantel, Inc.
         8.300% due 10/01/2007                          0             0
         8.800% due 10/01/2007                      1,350         1,384
Safety-Kleen Services
         9.250% due 06/01/2008                     32,575        32,738
         9.250% due 05/15/2009                     15,000        14,475
Salem Communications
         9.500% due 10/01/2007                      5,400         5,420
Satelites Mexicanos
         8.750% due 06/30/2004 (d)                  8,870         6,874
         10.125% due 11/01/2004                     1,500         1,174
SC International Services, Inc.
         9.250% due 09/01/2007                     20,950        20,426
Sequa Corp.
         9.375% due 12/15/2003                      5,000         5,113
         9.000% due 08/01/2009                      9,700         9,555
Silgan Holdings, Inc.
         9.000% due 06/01/2009                     18,410        17,536
Smithfield Foods
         7.625% due 02/15/2008                      5,950         5,355
Smith's Food & Drug Centers, Inc.
         8.640% due 07/02/2012                      9,575         9,932
         9.200% due 07/02/2018                     15,750        16,441
Stater Brothers Holdings
         10.750%  due 08/15/2006                    3,750         3,844
Station Casinos, Inc.
         9.750% due 04/15/2007                      8,600         8,772
         8.875% due 12/01/2008                      4,000         3,900
Sterling Chemicals, Inc.
         12.375% due 07/15/2006                    12,500        11,813
         11.750% due 08/15/2006                     1,500           938
Stone Container Corp.
         9.875% due 02/01/2001                      2,000         2,010
         10.750% due 10/01/2002                    18,150        18,740
         11.500% due 10/01/2004                     2,000         2,096
Synthetic Industries, Inc.
         9.250% due 02/15/2007                     14,700        15,141
Telewest Communications PLC
         9.625% due 10/01/2006                     12,750        12,909
         0.000% due 10/01/2007 (d)                 10,949         9,827
         9.250% due 04/15/2009                     20,500        12,505
Tenet Healthcare Corp.
         7.875% due 01/15/2003                      1,000           963
         8.625% due 12/01/2003                      1,600         1,589


                              1999 Semi-Annual Report See accompanying notes 105

High Yield Fund
September 30, 1999 (Unaudited)

                                             Principal
                                                Amount       Value
                                                (000s)      (000s)
-------------------------------------------------------------------

         8.000% due 01/15/2005                 $ 6,550     $ 6,255
         8.625% due 01/15/2007                   3,500       3,343
         7.625% due 06/01/2008                  20,000      18,600
TFM SA de CV
         0.000% due 06/15/2009 (c)               7,800       4,232
Tierra Industries
         10.500% due 06/15/2005                  2,000       1,250
Total Renal Care Holdings
         7.000% due 05/15/2009                  20,100      13,241
Trans-Resources, Inc.
         0.000% due 03/15/2008 (c)               5,250       2,651
         10.750% due 03/15/2008                 14,650      13,258
Triad Hospitals, Inc.
         9.270% due 12/31/2005 (d)               9,975       9,975
         11.000% due 05/15/2009                  2,095       2,085
TV Guide, Inc.
         8.125% due 03/01/2009                  16,200      15,350
Unisys Corp.
         12.000% due 04/15/2003                  3,900       4,232
         7.875% due 04/01/2008                   4,000       3,880
United Defense Industry, Inc.
         8.750% due 11/15/2007                   9,000       8,775
United Pan-Europ Communications NV
         10.875% due 08/01/2009                  8,500       8,628
United Refining Co.
         10.750% due 06/15/2007                    650         476
US Air, Inc.
         9.625% due 09/01/2003                  16,083      16,059
         9.330% due 01/01/2006                   6,101       6,119
Vectura Group, Inc.
         10.250% due 06/30/2008                  5,650       5,579
Vintage Petroleum
         9.000% due 12/15/2005                  10,490      10,516
         8.625% due 02/01/2009                   1,000         970
         9.750% due 06/30/2009                   7,850       8,066
Western Gas Resources
         10.000% due 06/15/2009                  7,350       7,552
Westinghouse Air Brake
         9.375% due 06/15/2005                   4,685       4,662
Westpoint Stevens, Inc.
         7.875% due 06/15/2005                   6,000       5,640
         7.875% due 06/15/2008                  17,450      15,705
Williams Communications Group
         10.700% due 10/01/2007                  4,600       4,600
World Color Press, Inc.
         8.375% due 11/15/2008                  13,650      13,172
         7.750% due 02/15/2009                   5,750       5,434
Worldwide Fiber, Inc.
         12.000% due 08/01/2009                  9,750       9,604
Young Broadcasting, Inc.
         9.000% due 01/15/2006                  20,200      20,023
         8.750% due 06/15/2007                   4,510       4,431
                                                         ---------
                                                         2,436,963
                                                         =========
Utilities 8.4%
AES Corp.
         10.250% due 07/15/2006                  8,735       8,779
         8.500% due 11/01/2007                   7,300       6,698
         9.500% due 06/01/2009                  11,350      11,393
Alestra SA
         12.125% due 05/15/2006                 11,800      11,358
AMFM, Inc.
         8.750% due 06/15/2007                   5,650       5,565
        12.750% due 02/01/2009                   5,550       4,690
Avalon Cable of Michigan
         9.375% due 12/01/2008                   1,600       1,609
Bayan Telecommunications
         13.500% due 07/15/2006                  2,000       1,901
Beaver Valley Funding Corp.
         9.000% due 06/01/2017                  32,000      33,029
Bridas Corp.
         12.500% due 11/15/1999                  4,500       4,534
Calpine Corp.
         9.250% due 02/01/2004                  14,250      14,339
         15.000% due 03/15/2004 (b)             10,000      11,400
         7.625% due 04/15/2006                   4,500       4,231
         8.750% due 07/15/2007                  14,950      15,034
         7.875% due 04/01/2008                   8,250       7,899
         7.750% due 04/15/2009                     800         758
CMS Energy
         8.125% due 05/15/2002                   4,500       4,514
         7.000% due 01/15/2005                   9,500       9,068
Flag Limited
         8.250% due 01/30/2008                  37,075      32,441
GST Network
         0.000% due 05/01/2008 (c)               8,000       3,880
Intermedia Communication
         8.875% due 11/01/2007                     800         706
ITC Deltacom, Inc.
         8.875% due 03/01/2008                  12,300      11,993
Mastec, Inc.
         7.750% due 02/01/2008                   7,250       6,851
MJD Communications, Inc.
         9.160% due 05/01/2008 (d)               6,000       5,640
Niagara Mohawk Power
         7.750% due 05/15/2006                   1,100       1,123
North Atlantic Energy
         9.050% due 06/01/2002                   3,921       3,981
Orange PLC
         8.000% due 08/01/2008                  41,800      40,442
Philippine Long Distance Telephone Co.
         10.500% due 04/15/2009                 11,550      11,260
Plains Resources Inc.
         10.250% due 03/15/2006                  2,250       2,261
Qwest Communications
         7.250% due 11/01/2008                   1,200       1,182
Rural Cellular Corp.
         9.625% due 05/15/2008                  11,800      12,154
Telewest Communication PLC
         11.250% due 11/01/2008                  1,000       1,076
Wilmington Trust Co. - Tucson Electric
         10.211% due 01/01/2009 (b)                500         523
         10.732% due 01/01/2013 (b)              6,993       7,549
Young Broadcasting Corp.
         10.125% due 02/15/2005                  1,000       1,030
                                                         ---------
                                                           300,891
                                                         ---------
Total Corporate Bonds & Notes                            2,994,862
(Cost $3,139,874)                                        =========

------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Strips
         0.000% due 08/15/2026                  29,700       5,668
                                                         ---------
Total U.S. Treasury Obligations                              5,668
(Cost $6,227)                                            =========

------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 2.8%
------------------------------------------------------------------

Collateralized Mortgage Obligations 2.5%
Asset Securitization Corp.
         7.384% due 08/13/2029                   1,500       1,404
Federal Deposit Insurance Corp.
         6.420% due 11/25/2026 (d)                 400         357
Green Tree Financial Corp.
         8.000% due 07/15/2018                   7,000       6,484
LTC Commercial Corp.
         7.970% due 04/15/2028                   5,062       4,757
NationsBanc Mortgage Capital Corp.
         8.051% due 05/25/2028 (d)               3,835       2,762
NationsLink Funding Corp.
         7.105% due 01/20/2013                  10,500       7,782
Red Mountain Funding Corp.
         9.150% due 11/28/2027                   5,727       4,818
Resolution Trust Corp.
         9.250% due 06/25/2023                      18          18
         9.050% due 08/25/2023                     345         343
         6.900% due 02/25/2027                   6,462       5,906
         7.000% due 05/25/2027                   5,620       5,585
Sasco Floating Rate Commercial
         5.889% due 04/25/2003 (d)              43,900      38,582
Structured Asset Securities Corp.
         7.375% due 09/25/2024                  10,000       9,799
                                                         ---------
                                                            88,597
                                                         =========

106 PIMCO Funds See accompanying notes

                                             Principal
                                                Amount       Value
                                                (000s)      (000s)
-------------------------------------------------------------------

Other Mortgage-Backed Securities 0.2%
LTC Commercial Corp.
         9.200% due 08/04/2023             $     3,235 $     3,518
Resolution Trust Corp.
         6.800% due 09/25/2020 (d)                 350         329
         9.500% due 05/25/2024                       7           6
Structured Asset Securities Corp.
         7.050% due 11/25/2007                   4,000       3,623
                                                       -----------
                                                             7,476
Stripped Mortgage-Backed Securities 0.1%               ===========
Federal National Mortgage Association (IO)
         6.000% due 07/25/2005                     509          12
         7.000% due 07/25/2008                   3,473         427
         6.500% due 06/25/2017                     998          47
         7.000% due 04/25/2019                  12,000       1,367
         7.000% due 12/25/2021                   5,905         657
Fund America (IO)
         9.590% due 10/20/2021                       8          21
                                                       -----------
                                                             2,531
                                                       -----------
Total Mortgage-Backed Securities                            98,604
(Cost $102,268)                                        ===========

------------------------------------------------------------------
ASSET-BACKED SECURITIES 4.1%
------------------------------------------------------------------

Airplanes Pass Through Trust
         10.875% due 03/15/2019                 27,570      26,430
Apria Healthcare Group
         8.690% due 08/09/200 (d)                4,967       4,826
         7.938% due 08/09/2001                   1,356       1,347
Charter Commercial Holdings LLC
         7.810% due 03/31/2008 (d)               8,108       8,108
Charter Communications
         7.890% due 03/31/2008 (d)               6,892       6,918
Columbia/HCA Healthcare
         7.125% due 06/11/2000 (d)              13,750      13,613
Jefferson Smurfit
         8.500% due 03/31/2006 (d)               5,905       5,905
Lyondell Petroleum
         8.980% due 12/31/2003 (d)              18,953      18,870
Morgan Stanley Aircraft Finance
         8.700% due 03/15/2023                  21,750      19,033
Starwood Hotels & Resorts Worldwide, Inc.
         9.133% due 02/23/2003 (d)              35,000      35,000
TFM SA de CV
         9.240% due 06/30/2003 (d)               3,600       3,492
Varig SA
         9.651% due 06/02/2005 (d)               5,847       1,754
         8.777% due 06/02/2005 (d)               1,615         485
                                                       -----------
Total Asset-Backed Securities                              145,781
(Cost $156,304)                                        ===========

------------------------------------------------------------------
SOVEREIGN ISSUES 0.9%
------------------------------------------------------------------

Embotelladora Arica SA
         9.875% due 03/15/2006                  22,000      22,891
Petroleos Mexicanos
         9.375% due 12/02/2008                   8,000       8,150
                                                       -----------
Total Sovereign Issues                                      31,041
(Cost $29,876)                                         ===========

------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.4%
------------------------------------------------------------------

Industrial 0.4%
Pep Boys-Manny Moe Jack Cvt. Pfd.
         0.000% due 09/20/2011                  12,500       6,906
Pride International, Inc. Cvt. Pfd.
         0.000% due 04/24/2018                  18,250       6,159
                                                       -----------
Total Convertible Bonds & Notes                             13,065
(Cost $11,933)                                         ===========

------------------------------------------------------------------
PREFERRED STOCK 3.0%
------------------------------------------------------------------
                                                Shares
CSC Holdings, Inc.
         12.070% due 12/31/2049                173,770      18,638
Fresenius Medical Care
         7.850% due 02/01/2008                  42,900      39,415
         9.000% due 12/01/2006                  27,245      26,360
News Corp. Limited
         5.000% due 11/12/2016                  50,000       2,916
Newscorp Overseas Limited
         5.000% due 04/01/2010                 133,200       3,080
Primedia, Inc.
         8.624% due 04/01/2010                  50,000       4,513
         9.200% due 11/01/2009                  70,000       6,528
Sig Capital Trust
         0.095% due 08/15/2027                   7,000       5,268
                                                       -----------
Total Preferred Stock                                      106,718
(Cost $116,312)                                        ===========

------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 2.2%
------------------------------------------------------------------
                                             Principal
                                                Amount
                                                (000s)
Commercial Paper 1.9%
American Express
         5.280% due 10/27/1999             $     2,300       2,291
Bellsouth Telecom
         5.300% due 10/18/1999                  22,000      21,946
Hewlett-Packard Co.
         5.400% due 10/05/1999                   3,500       3,498
Procter & Gamble Co.
         5.340% due 10/14/1999                   5,000       4,990
Texas Utilities Co.
         5.240% due 01/21/2000                  17,500      17,215
US West Communications
         6.240% due 03/24/2000                     500         485
         6.210% due 03/24/2000                   3,400       3,297
         5.960% due 03/24/2000                   5,000       4,855
Williams Holdings
         5.360% due 01/25/2000                  10,000       9,827
                                                       -----------
                                                            68,404
                                                       ===========
Repurchase Agreement 0.3%
State Street Bank
         4.800% due 10/01/1999                   9,571       9,571
         (Dated 09/30/1999. Collateralized by
         Federal Home Loan Bank 5.105%
         05/15/2005 valued at $9,764,952.
         Repurchase proceeds are $9,572,276.)

                                                       -----------
Total Short-Term Instruments                                77,975
(Cost $77,975)                                         ===========

Total Investments (a) 97.6%                            $ 3,473,714
(Cost $3,640,769)

Other Assets and Liabilities (Net) 2.4%                     83,613
                                                       -----------

Net Assets 100.0%                                      $ 3,557,327
                                                       ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                              $    22,172

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                               (189,227)
                                                       -----------

Unrealized depreciation-net                            $  (167,055)
                                                       ===========
(b) Restricted security.

(c) Security becomes interest bearing at a future date.

(d) Variable rate security. The rate listed is as of September 30, 1999.


                              1999 Semi-Annual Report See accompanying notes 107

Schedule of Investments

Total Return Mortgage Fund
September 30, 1999 (Unaudited)
                                                Principal
                                                   Amount       Value
                                                   (000s)      (000s)
---------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 11.2%
---------------------------------------------------------------------

U.S. Treasury Notes
         6.250% due 08/31/2002                  $     250   $     253
         5.500% due 01/31/2003                        200         198
                                                            ---------
Total U.S. Treasury Obligations                                   451
(Cost $459)                                                 =========

---------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 92.0%
---------------------------------------------------------------------

Collateralized Mortgage Obligations 32.2%
Countrywide Alternative Loan Trust
         6.750% due 08/25/2028                        115         113
Countrywide Home Loans
         6.750% due 11/25/2027                         70          70
Federal Home Loan Mortgage Corp.
         5.740% due 02/01/2018 (b)                    213         206
         4.500% due 03/15/2021                         66          61
         3.500% due 12/15/2022                         10           7
         6.500% due 03/15/2024                        100          88
         8.000% due 06/15/2026                         65          67
Federal National Mortgage Assn.
         5.600% due 11/25/2016                         84          84
         11.220% due 03/25/2017                         7          27
         7.500% due 03/25/2023                         89          87
         5.969% due 04/25/2023 (b)                     25          25
         6.500% due 09/25/2023                         34          30
         6.750% due 09/25/2023                         49          46
         5.781% due 04/18/2028 (b)                    161         164
GE Capital Mortgage Services, Inc.
         6.750% due 06/25/2028                        200         188
Vendee Mortgage Trust
         7.750% due 05/15/2022                         35          35
                                                            ---------
                                                                1,298
                                                            =========
Federal Home Loan Mortgage Corporation 7.2%
         6.000% due 10/01/2024                        168         159
         7.000% due 02/01/2027                        134         132
                                                            ---------
                                                                  291
                                                            =========
Federal National Mortgage Association 17.0%
         6.234% due 11/01/2018 (b)                     56          56
         7.554% due 05/01/2023 (b)                    190         191
         8.500% due 09/01/2026                         86          89
         9.000% due 01/01/2020                        334         351
                                                            ---------
                                                                  687
                                                            =========
Government National Mortgage Association 35.3%
         6.125% due 12/20/2021-11/20/2026 (b)(c)      129         132
         6.375% due 03/20/2016-03/20/2027 (b)(c)      295         300
         6.625% due 07/20/2025 (b)                     47          47
         7.000% due 10/21/2029                        600         589
         7.500% due 05/15/2027-10/21/2029 (b)(c)      352         353
                                                            ---------
                                                                1,421
                                                            =========
Stripped Mortgage-Backed Securities 0.3%
Federal National Mortgage Assn.(IO)
         6.500% due 07/25/2007                        206         10
         7.000% due 12/25/2016                         98          2
                                                            ---------
                                                                   12
                                                            ---------
Total Mortgage-Backed Securities                                3,709
(Cost $3,738)                                               =========

---------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 15.8%
---------------------------------------------------------------------

Commercial Paper 11.2%
Federal Home Loan Mortgage Corp.
         5.220% due 10/15/1999                        300         299
Hewlett-Packard Co.
         5.400% due 10/05/1999                        100         100
MCI Worldcom, Inc.
         5.360% due 01/27/2000                         50          49
                                                            ---------
                                                                  448
                                                            =========

Repurchase Agreement 4.6%
State Street Bank
         4.800% due 10/01/1999                        187         187
         (Dated 09/30/1999. Collateralized by
         Federal National Mortgage Association
         4.820% 12/18/2000 valued at $195,056.
         Repurchase proceeds are $187,025.)

                                                            ---------
Total Short-Term Instruments                                      635
(Cost $635)                                                 =========

Total Investments (a) 119.0%                                $   4,795
(Cost $4,832)

Other Assets and Liabilities (Net) (19.0%)                       (765)
                                                            ---------

Net Assets 100.0%                                           $   4,030
                                                            =========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                   $      14

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                       (51)
                                                            ---------

Unrealized depreciation-net                                 $     (37)
                                                            =========

(b) Variable rate security. The rate listed is as of September 30, 1999.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

108 PIMCO Funds See accompanying notes

Schedule of Investments

Low Duration Mortgage Fund
September 30, 1999 (Unaudited)
                                                Principal
                                                   Amount       Value
                                                    (000s)      (000s)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES 4.8%
---------------------------------------------------------------------

Banking & Finance 2.4%
Heller Financial, Inc.
         5.846% due 09/25/2000 (b)              $     100   $     100
                                                            ---------
Industrials 2.4%
Philip Morris Cos., Inc.
         7.250% due 09/15/2001                        100         101
                                                            ---------
Total Corporate Bonds & Notes                                     201
(Cost $201)                                                 =========

----------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 7.2%
----------------------------------------------------------------------

Treasury Inflation Protected Securities
         3.625% due 07/15/2002 (d)(e)                 104         103
         3.625% due 01/15/2008 (d)(e)                 103         100
         3.875% due 04/15/2029 (d)(e)                 101          98
                                                            ---------
Total U.S. Treasury Obligations                                   301
(Cost $304)                                                 =========

---------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 116.6%
---------------------------------------------------------------------

Collateralized Mortgage Obligations 42.1%
ABN AMRO Mortgage Corp.
         6.750% due 04/25/2029                        206         177
Federal Home Loan Mortgage Corp.
         6.750% due 03/15/2019                        841         841
Federal National Mortgage Assn.
         4.000% due 01/25/2022                        388         338
         6.500% due 09/25/2023                        266         241
Norwest Asset Securities Corp.
         6.250% due 11/25/2013                        166         161
                                                            ---------
                                                                1,758
                                                            =========
Federal Housing Administration 15.6%
         7.430% due 03/01/2022                        168         170
         8.130% due 08/30/2039-09/01/2040 (c)         475         480
                                                            ---------
                                                                  650
                                                            =========
Federal National Mortgage Association 15.8%
         6.705% due 08/01/2029 (b)                    498         498
         9.000% due 07/01/2018                        153         162
                                                            ---------
                                                                  660
                                                            =========
Government National Mortgage Association 42.2%
         6.125% due 12/20/2017 (b)                    103         105
         6.375% due 05/20/2016-06/20/2025 (b)(c)      837         850
         6.625% due 07/20/2018-08/20/2025 (b)(c)      665         673
         11.250% due 07/20/2015                       122         136
                                                            ---------
                                                                1,764
                                                            =========
Stripped Mortgage-Backed Securities 0.9%
Federal Home Loan Mortgage Corp. (IO)
         6.500% due 05/15/2010                        781          28
Federal National Mortgage Assn. (IO)
         6.500% due 05/25/2005                        678          12
                                                            ---------
                                                                   40
                                                            ---------
Total Mortgage-Backed Securities                                4,872
(Cost $4,897)                                               =========

ASSET-BACKED SECURITIES 1.3%
Money Store Home Equity Trust
         6.345% due 11/15/2021 (b)                     54          54
                                                            ---------
Total Asset-Backed Securities                                      54
(Cost $54)                                                  =========

SOVEREIGN ISSUES 2.4%
Republic of Korea
         7.594% due 04/08/2000 (b)                    100         100
                                                            ---------
Total Sovereign Issues                                            100
(Cost $100)                                                 =========

---------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 2.1%
---------------------------------------------------------------------

Repurchase Agreement 2.1%
State Street Bank
         4.800% due 10/01/1999                  $      87   $      87
         (Dated 09/30/1999. Collateralized by
         Federal National Mortgage Association
         0.000% 10/18/1999 valued at $89,775.
         Repurchase proceeds are $87,012.)

                                                            ---------
Total Short-Term Instruments                                       87
(Cost $87)                                                  =========

Total Investments (a) 134.4%                                $   5,615
(Cost $5,643)

Other Assets and Liabilities (Net) (34.4%)                     (1,437)
                                                            ---------

Net Assets 100.0%                                           $   4,178
                                                            =========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                   $      11

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                       (39)
                                                            ---------

Unrealized depreciation-net                                 $     (28)
                                                            =========

(b) Variable rate security. The rate listed is as of September 30, 1999.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Principal amount of the security is adjusted for inflation.

(e) Subject to a financing transaction.

(f) Reverse repurchase agreements were entered into September 23, 1999 paying interest at 5.330%. The following securities were segregated collateral for reverse repurchase agreements:

Type                                         Maturity           Value
---------------------------------------------------------------------
Government National Mortgage Assn. 6.625%   7/20/2025       $     252
Government National Mortgage Assn. 6.375%   5/20/2025             292
Government National Mortgage Assn. 6.625%   8/20/2025             205
                                                            ---------
                                                            $     749
                                                            =========



                              1999 Semi-Annual Report See accompanying notes 109

Schedule of Investments
Real Return Bond Fund
September 30, 1999 (Unaudited)
                                                Principal
                                                   Amount       Value
                                                    (000s)      (000s)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES 15.4%
---------------------------------------------------------------------

Banking & Finance 11.8%
AT&T Capital Corp.
         7.110% due 09/13/2001 (d)                $   500     $   501
BAT-Crave-800
         6.680% due 08/12/2000                        190         191
Bear Stearns Co., Inc.
         5.688% due 08/01/2002 (d)                    500         499
Chase Manhattan Corp.
         5.819% due 12/10/2001 (d)                    500         505
Daiwa Securities
         6.226% due 09/29/2049 (d)                    850         646
Ford Motor Credit Corp.
         5.570% due 07/16/2002 (d)                  1,000         998
         5.565% due 02/13/2003 (d)                    350         348
General Motors Acceptance Corp.
         5.703% due 11/09/2000 (d)                    500         503
Heller Financial, Inc.
         5.846% due 09/25/2000 (d)                  1,000         999
         5.720% due 02/05/2001                        400         400
HRPT Properties Trust
         6.560% due 07/09/2007                      1,250       1,248
J.P. Morgan & Co.
         5.459% due 02/15/2012                        700         614
Juno Reinsurance
         9.565% due 06/26/2002 (d)                    750         726
Korea Development Bank
         8.008% due 06/16/2003 (d)                    500         490
Korean Export-Import Bank
         6.500% due 10/06/1999                        250         250
Lehman Brothers Holdings, Inc.
         8.150% due 05/15/2000                        230         233
         9.875% due 10/15/2000                        250         259
         6.249% due 04/02/2002 (d)                    500         500
         5.823% due 06/03/2002 (d)                  1,000         992
MBNA America Bank NA
         5.538% due 04/25/2002 (d)                    500         496
Merrill Lynch & Co.
         5.748% due 02/08/2002 (d)                    400         400
Morgan Stanley, Dean Witter, Discover and Co.
         6.040% due 11/13/2000 (d)                    250         251
Residential Reinsurance
         9.163% due 06/01/2000 (d)                    800         798
Salomon, Smith Barney Holdings
         3.650% due 02/14/2002 (e)                    736         716
Toyota Motor Credit Corp.
         5.967% due 02/15/2002 (e)                    400         386
                                                            ---------
                                                               13,949
                                                            =========
Industrials 2.9%
Ceridian Corp.
         7.250% due 06/01/2004                        500         497
Conagra, Inc.
         5.711% due 06/12/2000 (d)                    500         499
CSX Corp.
         5.790% due 06/15/2000 (d)                    500         501
Limited, Inc.
         6.281% due 11/22/2000 (d)                    500         500
Petroleos Mexicanos
         9.520% due 07/15/2005 (d)                  1,000         952
U.S. West Capital Funding
         5.960% due 06/15/2000 (d)                    500         499
                                                            ---------
                                                                3,448
                                                            =========
Utilities 0.7%
Public Service Enterprise Group, Inc.
         5.910% due 06/15/2001 (d)                    500         499
Texas Utilities Co.
         6.064% due 06/25/2001                        300         299
                                                            ---------
                                                                  798
                                                            ---------
Total Corporate Bonds & Notes                                  18,195
(Cost $18,236)                                              =========

---------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.1%
---------------------------------------------------------------------

New York 0.1%
New York City Municipal Bond
         5.622% due 08/01/2002 (d)                $   138     $   138
                                                            ---------
Total Municipal Bonds & Notes                                     138
(Cost $138)                                                 =========

---------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (d) 6.5%
---------------------------------------------------------------------

Federal Home Loan Bank
         4.842% due 02/15/2002 (e)                  2,985       2,915
Federal National Mortgage Assn.
         4.310% due 03/13/2002                      2,000       1,951
Student Loan Marketing Assn.
         4.129% due 02/20/2000 (e)                    250         249
         5.165% due 07/25/2004                        106         106
         5.195% due 10/25/2004                        130         129
         5.333% due 04/25/2006                      1,973       1,964
         5.395% due 01/25/2007                        370         369
                                                            ---------
Total U.S. Government Agencies                                  7,683
(Cost $7,672)                                               =========

---------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 116.1%
---------------------------------------------------------------------

Treasury Inflation Protected Securities (e)
         3.625% due 07/15/2002 (f)                 24,255      24,103
         3.375% due 01/15/2007 (f)                 67,331      64,322
         3.625% due 01/15/2008 (f)                 26,516      25,671
         3.875% due 01/15/2009                      4,065       4,003
         3.625% due 04/15/2028 (f)                 18,550      17,170
         3.875% due 04/15/2029                      1,521       1,470
U.S. Treasury Notes
         5.500% due 02/29/2000                         10          10
                                                            ---------
Total U.S. Treasury Obligations                               136,749
(Cost $137,508)                                             =========

---------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 1.1%
---------------------------------------------------------------------

Collateralized Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corp.
         6.500% due 01/25/2028                        100          90
Federal National Mortgage Assn.
         6.500% due 02/25/2029                        148         126
                                                            ---------
                                                                  216
                                                            =========
Federal Home Loan Mortgage Corporation 0.1%
         7.433% due 02/01/2023 (d)                    128         131
                                                            ---------
Federal Housing Administration 0.2%
         7.430% due 12/01/2020                        306         306
                                                            ---------
Federal National Mortgage Association 0.6%
         7.252% due 10/01/2024 (d)                    678         693
                                                            ---------
Total Mortgage-Backed Securities                                1,346
(Cost $1,357)                                               =========

---------------------------------------------------------------------
ASSET-BACKED SECURITIES 4.9%
---------------------------------------------------------------------

AFC Home Equity Loan Trust
         5.603% due 03/25/2027 (d)                    301         303
Capital Equipment Recievables Trust
         6.120% due 09/15/2000                        396         396
Comed Transitional Funding Trust
         5.380% due 03/25/2002                        177         177
Conti Mortgage Home Equity Loan Trust
         6.020% due 01/25/2014                        411         409
EQCC Home Equity Loan Trust
         5.543% due 03/20/2029 (d)                    398         398
GE Capital Mortgage Services, Inc.
         7.150% due 09/25/2026                        805         804
IMC Home Equity Loan Trust
         6.610% due 06/20/2013                        500         500
Onyx Acceptance Auto Trust
         6.350% due 10/15/2003                        884         884


110 PIMCO Funds See accompanying notes

                                                Principal
                                                   Amount       Value
                                                   (000s)      (000s)
---------------------------------------------------------------------

Pacific Southwest Bank
         6.060% due 06/15/2002                    $    25   $      25
Premiere Auto Trust
         5.510% due 07/09/2001                        493         492
Residential Funding Mortgage Securities, Inc.
         5.460% due 07/25/2029                        355         352
USAA Auto Loan Grantor Trust
         5.800% due 01/15/2005                        535         533
WMC Mortgage Loan
         5.591% due 03/20/2028 (d)                    546         548
                                                            ---------
Total Asset-Backed Securities                                   5,821
(Cost $5,825)                                               =========

---------------------------------------------------------------------
SOVEREIGN ISSUES 1.1%
---------------------------------------------------------------------

Korea Development Bank
         5.886% due 11/15/2002 (d)                    500         460
United Mexican States
         5.875% due 12/31/2019 (d)                  1,000         862
United Mexican States Rights
         0.000% due 06/30/2003                      1,538           0
                                                            ---------
Total Sovereign Issues                                          1,322
(Cost $1,263)                                               =========

---------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (b)(c) 2.2%
---------------------------------------------------------------------

Commonwealth of New Zealand
         4.500% due 02/15/2016 (e)          N$        300         155
Newcourt Credit Group
         7.900% due 08/15/2000              C$      1,674       1,152
         7.625% due 06/28/2001                        500         344
Republic of France
         3.000% due 07/25/2009              EC        382         392
United Mexican States
         1.573% due 12/31/2019 (d)          JY     70,000         536
                                                            ---------
Total Foreign Currency-Denominated Issues                       2,579
(Cost $2,582)                                               =========

---------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
---------------------------------------------------------------------

Euribor Futures (LIFFE)
         Strike @ 90.000 Exp. 12/13/1999    EC     10,000           0
                                                            ---------
Total Purchased Put Options                                         0
(Cost $10)                                                  =========

---------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 1.2%
---------------------------------------------------------------------

Industrial 1.2%
Waste Management, Inc. Cvt. Pfd.
         4.000% due 02/01/2002                    $ 1,500       1,342
                                                            ---------
Total Convertible Bonds & Notes                                 1,342
(Cost $1,352)                                               =========

---------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 3.3%
---------------------------------------------------------------------

Commercial Paper 1.9%
Hewlett-Packard Co.
         5.310% due 10/05/1999                        100         100
Procter & Gamble Co.
         5.370% due 10/20/1999                      1,000         997
         5.290% due 11/01/1999                      1,100       1,095
                                                            ---------
                                                                2,192
                                                            =========
Repurchase Agreement 1.4%
State Street Bank
         4.800% due 10/01/1999                      1,695       1,695
         (Dated 09/30/1999. Collateralized by
         Federal National Mortgage Association
         5.120% 05/26/2000 valued at $1,733,654.
         Repurchase proceeds are $1,695,226.)

                                                            ---------
Total Short-Term Instruments                                    3,887
(Cost $3,887)                                               =========

Total Investments (a) 151.9%                                $ 179,062
(Cost $179,830)


Other Assets and Liabilities (Net) (51.9%)                    (61,250)
                                                            ---------

Net Assets 100.0%                                           $ 117,812
                                                            =========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                   $     232

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                      (990)
                                                            ---------

Unrealized depreciation-net                                 $    (758)
                                                            =========

(b) Foreign forward currency contracts outstanding at September 30, 1999:

                         Principal
                            Amount                        Unrealized
                        Covered by       Settlement      Appreciation/
Type     Currency         Contract            Month     (Depreciation)
----------------------------------------------------------------------
Buy            C$              569           10/1999        $       7
Sell                           569           10/1999               (5)
Sell                           523           05/2000                2
Sell                         1,711           06/2000               (6)
Sell           EC              310           10/1999               (3)
Buy                            429           11/1999               (2)
Sell                           570           11/1999               62
Sell           JY           50,056           02/2000              (18)
Sell           N$              845           10/1999                8
Buy                            524           11/1999               (3)
                                                            ---------
                                                            $      42
                                                            =========

(c) Principal amount denoted in indicated currency:

         C$ - Canadian Dollar
         EC - European Currency Unit
         JY - Japanese Yen
         N$ - New Zealand Dollar

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Principal amount of security is adjusted for inflation.

(f) Subject to financing transaction.



                              1999 Semi-Annual Report See accompanying notes 111

Schedule of Investments

Foreign Bond Fund
September 30, 1999 (Unaudited)
                                                Principal
                                                   Amount       Value
                                                   (000s)      (000s)
---------------------------------------------------------------------
ARGENTINA (b)(h) 0.3%
---------------------------------------------------------------------

Republic of Argentina
         5.000% due 12/20/2002              JY    219,000     $ 2,041
                                                            ---------
Total Argentina                                                 2,041
(Cost $1,689)                                               =========

---------------------------------------------------------------------
AUSTRALIA (b)(h) 1.2%
---------------------------------------------------------------------

Asian Development Bank
         5.250% due 09/15/2004 (j)          A$      1,000         624
Bankers Trust Australia
         5.366% due 06/02/2008 (d)           $      4,800       4,716
Commonwealth of Australia
         9.000% due 09/15/2004 (j)          A$      1,880       1,391
                                                            ---------
Total Australia                                                 6,731
(Cost $6,776)                                               =========

---------------------------------------------------------------------
BAHAMAS 0.1%
---------------------------------------------------------------------

Citibank NA Nassau
         9.750% due 04/26/2000               $        350         351
                                                            ---------
Total Bahamas                                                     351
(Cost $350)                                                 =========

---------------------------------------------------------------------
BELGIUM (b)(h) 0.9%
---------------------------------------------------------------------

Kingdom of Belgium
         9.000% due 03/28/2003              EC          5           6
         6.750% due 11/21/2004 (d)          BF    183,200       5,255
                                                            ---------
Total Belgium                                                   5,261
(Cost $6,069)                                               =========

---------------------------------------------------------------------
BULGARIA 0.6%
---------------------------------------------------------------------

Republic of Bulgaria
         6.500% due 07/28/2011 (d)           $      4,920       3,487
                                                            ---------
Total Bulgaria                                                  3,487
(Cost $3,496)                                               =========

---------------------------------------------------------------------
CANADA (b)(h) 6.5%
---------------------------------------------------------------------

Beneficial Canada, Inc.
         6.350% due 04/01/2002              C$      3,440       2,357
Commonwealth of Canada
         9.000% due 12/01/2004                      6,000       4,675
         6.625% due 10/03/2007              N$     20,830      10,071
         6.000% due 06/01/2008 (j)          C$     15,950      11,043
Hydro-Quebec
         3.527% due 04/25/2000 (d)          DM      5,000       2,722
Providence of Manitoba
         11.000% due 08/15/2000             C$      5,000       3,565
Province of Quebec
         3.353% due 02/09/2000 (d)          DM      5,000       2,729
Sears Canada
         11.700% due 07/10/2000             C$      1,000         710
                                                            ---------
Total Canada                                                   37,872
(Cost $39,577)                                              =========

---------------------------------------------------------------------
CAYMAN ISLANDS (b)(h) 3.3%
---------------------------------------------------------------------

Banco Nacional de Comercio Exterior, S.N.C.
         5.300% due 09/21/2000              JY    200,000       1,946
Capital Credit Card Corp.
         5.625% due 10/15/2004              DM      2,800       1,568
MBNA American Euro
         2.640% due 05/19/2004 (d)          EC      8,100       8,598
Residential Reinsurance
         9.163% due 06/01/2000 (d)           $      7,100       7,078
                                                            ---------
Total Cayman Islands                                           19,190
(Cost $19,010)                                              =========

---------------------------------------------------------------------
COLOMBIA (b)(h) 0.2%
---------------------------------------------------------------------

Republic of Colombia
         3.000% due 12/22/2000              JY    150,000     $ 1,331
                                                            ---------
Total Colombia                                                  1,331
(Cost $1,157)                                               =========

---------------------------------------------------------------------
DENMARK (b)(h) 6.1%
---------------------------------------------------------------------

Danske Kredit Mortgage
         5.000% due 10/01/2029              DK    153,662      18,740
Kingdom of Denmark
         6.000% due 11/15/2002                     53,500       7,986
Nykredit
         5.000% due 10/01/2029                        485          59
Realkredit Danmark Mortgage
         5.000% due 10/01/2029                        431          52
Unikredit Realkredit
         5.000% due 10/01/2029                     71,235       8,696
                                                            ---------
Total Denmark                                                  35,533
(Cost $38,392)                                              =========

---------------------------------------------------------------------
FRANCE (b)(h) 0.9%
---------------------------------------------------------------------

AXA
         2.500% due 01/01/2014              EC        835         846
Caisse Autonome de Refinancement
         7.750% due 12/06/1999              FF      1,100         180
Republic of France
         3.000% due 07/25/2009              EC      6,254       4,336
                                                            ---------
Total France                                                    5,362
(Cost $5,661)                                               =========

---------------------------------------------------------------------
GERMANY (b)(h) 15.1%
---------------------------------------------------------------------

Allgemeine Hypobank AG
         5.500% due 01/17/2007              EC      2,290       2,479
         5.000% due 09/02/2009 (j)                  2,200       2,235
Barclays Capital Corp.
         3.246% due 12/20/2000              DM      2,000       1,087
Depfa Pfandbriefbank
         0.000% due 01/15/2010 (j)          EC     23,260      24,616
Dresdner Finance BV
         3.179% due 01/11/2000 (d)          DM      1,000         545
Hypothekenbank in Essen AG
         4.750% due 08/11/2008 (j)          EC      2,360       2,382
         4.250% due 07/06/2009                      8,460       8,135
Republic of Germany
         4.500% due 07/04/2009 (j)                 26,220      26,580
         6.500% due 07/04/2027 (j)                 14,170      16,338
Rheinische Hypothekenbank AG
         4.000% due 09/15/2006              DK      3,440       3,427
                                                            ---------
Total Germany                                                  87,824
(Cost $89,292)                                              =========

---------------------------------------------------------------------
GREECE (b)(h) 0.6%
---------------------------------------------------------------------

Hellenic Finance
         2.000% due 07/15/2003              EC      1,600       1,753
Hellenic Republic
         10.200% due 05/19/2003 (d)         GD    100,000         331
         10.180% due 06/17/2003 (d)               107,400         355
         13.100% due 10/23/2003 (d)               376,000       1,248
                                                            ---------
Total Greece                                                    3,687
(Cost $3,946)                                               =========

---------------------------------------------------------------------
ITALY (b)(h) 2.8%
---------------------------------------------------------------------

Republic of Italy
         4.500% due 05/01/2009 (j)          EC      3,710       3,731
         6.500% due 11/01/2027 (j)                 10,916      12,296
                                                            ---------
Total Italy                                                    16,027
(Cost $17,729)                                              =========


112 PIMCO Funds See accompanying notes

                                              Principal
                                                 Amount                Value
                                                 (000s)               (000s)
----------------------------------------------------------------------------
JAPAN (b)(h) 19.9%
----------------------------------------------------------------------------
Government of Japan
      4.100% due 12/22/2003 (j)          JY   4,063,000        $      43,341
      4.500% due 12/20/2004 (j)               1,294,300               14,308
      4.000% due 06/20/2005 (j)                 141,300                1,540
      3.400% due 06/20/2005 (j)               1,078,300               11,403
      3.000% due 09/20/2005                     925,000                9,591
      3.300% due 06/20/2006 (j)               1,950,000               20,646
      0.900% due 12/22/2008 (j)               1,375,700               11,973
SHL Corp. Limited
      0.493% due 10/25/2023 (d)                 172,022                1,617
      0.794% due 12/25/2024 (d)                  76,000                  715
                                                               -------------
Total Japan                                                          115,134
(Cost $108,539)                                                =============

----------------------------------------------------------------------------
MEXICO (h) 2.5%
----------------------------------------------------------------------------
Banco Nacional de Comercio Exterior
      7.250% due 02/02/2004               $         600                  544
Petroleos Mexicanos
      8.850% due 09/15/2007                       1,040                  946
      9.375% due 12/02/2008                       1,290                1,317
United Mexican States
      5.750% due 04/07/2000 (d)                   6,000                5,932
      8.750% due 05/30/2002              BP         270                  441
      6.768% due 06/27/2002 (d)                     670                  660
     10.375% due 01/29/2003              DM       2,575                1,511
      9.060% due 04/07/2004 (d)           $       3,100                3,117
                                                               -------------
Total Mexico                                                          14,468
(Cost $14,330)                                                 =============

----------------------------------------------------------------------------
NETHERLANDS (b)(h) 2.4%
----------------------------------------------------------------------------
General  Motors Acceptance Corp.
      6.875% due 09/09/2004              BP       2,780                4,500
GMAC International Finance BV
      7.125% due 02/10/2000               $         744                1,226
KPNQWest BV
      7.125% due 06/01/2009              EC       3,700                3,777
LBW Finance NV
      7.000% due 03/08/2000               $       4,985                2,759
TPSA Finance BV
      7.750% due 12/10/2008                       1,470                1,430
                                                               -------------
Total Netherlands                                                     13,692
(Cost $13,859)                                                 =============

----------------------------------------------------------------------------
NEW ZEALAND (b)(h) 7.2%
----------------------------------------------------------------------------
Commonwealth of New Zealand
     10.000% due 03/15/2002 (j)          N$      59,280               33,317
      4.500% due 02/15/2016 (j)           $      16,500                8,527
                                                               -------------
Total New Zealand                                                     41,844
(Cost $43,726)                                                 =============

----------------------------------------------------------------------------
PHILIPPINES (b)(h) 0.7%
----------------------------------------------------------------------------
Republic of Philippines
      8.000% due 09/17/2004              EC       2,420                2,658
      6.000% due 12/01/2009 (d)           $       1,436                1,313
                                                               -------------
Total Philippines                                                      3,971
(Cost $4,004)                                                  =============

----------------------------------------------------------------------------
PORTUGAL (b)(h) 1.9%
----------------------------------------------------------------------------
Portugal Government
      3.950% due 07/15/2009 (j)          EC      11,770               11,157
                                                               -------------
Total Portugal                                                        11,157
(Cost $10,913)                                                 =============

----------------------------------------------------------------------------
SINGAPORE (b)(h) 2.2%
----------------------------------------------------------------------------
Singapore Government
      4.375% due 10/15/2005              S$      15,800                9,383
      4.375% due 01/15/2009              S$       5,900                3,415
                                                               -------------
Total Singapore                                                       12,798
(Cost $12,720)                                                 =============

----------------------------------------------------------------------------
SOUTH KOREA (b)(h) 1.8%
----------------------------------------------------------------------------
Korea Development Bank
      2.850% due 05/14/2001 (d)          DM       7,310                3,892
      2.770% due 05/21/2001              JY     400,000                3,820
      1.875% due 02/13/2002                      13,000                  122
Korean Export-Import Bank
      7.250% due 06/25/2001               $       1,945                1,930
      6.500% due 02/10/2002                         800                  779
                                                               -------------
Total South Korea                                                     10,543
(Cost $10,026)                                                 =============

----------------------------------------------------------------------------
SPAIN (b)(h) 5.5%
----------------------------------------------------------------------------
Kingdom of Spain
      5.150% due 07/30/2009 (j)          EC      27,170               28,615
      6.000% due 01/31/2029 (j)                   3,123                3,341
                                                               -------------
Total Spain                                                           31,956
(Cost $32,629)                                                 =============

----------------------------------------------------------------------------
SUPRANATIONAL (b)(h) 9.0%
----------------------------------------------------------------------------
Asian Development Bank
      5.375% due 09/15/2003              A$      13,300                8,450
Eurofima
      5.625% due 11/25/1999              FF       1,000                  163
European Investment Bank
     12.750% due 02/15/2000              IL   1,262,000                  718
      7.000% due 12/08/2003              BP       6,300               10,405
      6.000% due 11/26/2004 (j)                   1,500                2,390
      5.375% due 08/28/2007              NK       2,400                  295
Inter-American Development Bank
      7.125% due 11/26/2004              BP       1,750                2,908
International Bank for Reconstruction & Development
      6.875% due 07/14/2000              BP       2,500                4,135
      7.000% due 09/18/2000              N$       6,400                3,346
      7.250% due 04/09/2001                       6,400                3,347
      7.000% due 06/07/2002              BP       1,100                1,820
      7.250% due 05/27/2003              N$      10,670                5,523
International Finance Corp.
      6.340% due 02/17/2000              BP       4,965                8,183
World Bank
      10.250% due 04/11/2002             PP      31,000                  703
                                                               -------------
Total Supranational                                                   52,386
(Cost $54,138)                                                 =============

----------------------------------------------------------------------------
SWEDEN (b)(h) 0.4%
----------------------------------------------------------------------------
Kingdom of Sweden
     13.000% due 06/15/2001              SK      11,200                1,557
      5.500% due 04/12/2002 (j)                   6,100                  758
                                                               -------------
Total Sweden                                                           2,315
(Cost $2,412)                                                  =============

----------------------------------------------------------------------------
TUNISIA (b)(h) 0.3%
----------------------------------------------------------------------------
Banque Centrale De Tunisie
      7.500% due 08/06/2009              EC       1,500                1,573
                                                               -------------
Total Tunisia                                                          1,573
(Cost $1,524)                                                  =============

----------------------------------------------------------------------------
UNITED KINGDOM (b)(h) 5.8%
----------------------------------------------------------------------------
Abbey National Treasury Service
      5.250% due 01/21/2004              BP       2,670                4,103
FCE Bank PLC
      7.500% due 12/08/1999              DM       9,808                5,384
General Electric Capital Corp.
      6.750% due 12/30/1999              BP       1,029                1,697
      9.000% due 02/14/2000                       1,157                1,922

                             1999 Semi-Annual Report See accompanying notes  113

Foreign Bond Fund
September 30, 1999 (Unaudited)

                                              Principal
                                                 Amount                Value
                                                 (000s)               (000s)
----------------------------------------------------------------------------
SCCR Series 1 Limited
      2.589% due 05/15/2000 (d)         IL   15,380,000        $       8,454
United Kingdom Gilt
      8.500% due 12/07/2005 (j)         BP        6,456               11,858
                                                               -------------
Total United Kingdom                                                  33,418
(Cost $33,837)                                                 =============

----------------------------------------------------------------------------
UNITED STATES (b)(h) 68.1%
----------------------------------------------------------------------------
Asset-Backed Securities 7.1%
AFC Home Equity Loan Trust
      5.603% due 03/25/2027 (d)          $        1,205                1,210
Americredit Automobile Receivable Trust
      5.880% due 12/05/2003                         250                  249
Banc One Auto Grantor Trust
      6.270% due 11/20/2003                         623                  624
      6.290% due 07/20/2004                         889                  888
Bayview Financial Acquisition
      5.889% due 02/25/2029 (d)                     454                  455
Chase Manhattan Grantor Trust
      6.610% due 09/15/2002                         457                  459
Citibank Credit Card Master Trust
      5.279% due 05/15/2002                       1,200                1,200
Comed Transitional Funding Trust
      5.380% due 03/25/2002                         583                  583
Contimortgage Home Equity Loan Trust
      6.370% due 10/15/2012 (d)                   2,092                2,088
      6.010% due 12/25/2013                      13,765               13,714
Daimler-Benz Vehicle Trust
      5.230% due 12/20/2001                       2,128                2,126
Emergent Home Equity Loan Trust
      6.745% due 05/15/2012                       1,019                1,018
EQCC Home Equity Loan Trust
      5.543% due 03/20/2029                         796                  796
      5.770% due 03/20/2029                       3,992                3,995
First Security Auto Owner Trust
      5.311% due 04/15/2002                       1,528                1,526
Illinois Power Special Purpose Trust
      5.390% due 06/25/2002                         468                  468
MBNA Master Credit Card Trust
      6.050% due 11/15/2002                       2,070                2,072
Nissan Auto Receivables Grantor Trust
      5.450% due 04/15/2004                       3,393                3,384
Premier Auto Trust
      6.250% due 08/06/2001                         908                  909
PSB Lending Home Loan Owner Trust
      6.830% due 05/20/2018                       1,630                1,628
The Money Store Home Equity Trust
      6.490% due 10/15/2026                         460                  454
USAA Auto Loan Grantor Trust
      5.800% due 01/15/2005                       1,445                1,440
                                                               -------------
                                                                      41,286
                                                               =============
Corporate Bonds & Notes 19.7%
AES Corp.
     10.250% due 07/15/2006                         394                  396
Associates Corp. of North America
      5.596% due 08/27/2001 (d)                   5,000                4,987
AT&T Capital Corp.
      5.561% due 04/23/2002 (d)                     675                  662
Bancomext Trust Division
      8.000% due 08/05/2003                         390                  377
Beckman Instruments, Inc.
      7.100% due 03/04/2003                         344                  334
Buckeye Technologies, Inc.
      8.000% due 10/15/2010                         394                  361
Building Materials Corp.
      7.750% due 07/15/2005                         247                  227
      8.000% due 10/15/2007                         267                  245
Calpine Corp.
      7.875% due 04/01/2008                         485                  464
Capital One Bank
      6.001% due 07/28/2003 (d)                  12,000               11,985
Century Communications Corp.
      0.000% due 03/15/2003                         537                  380
CMS Energy
      8.125% due 05/15/2002              $          385                  386
CSC Holdings, Inc.
      9.875% due 04/01/2023                         385                  399
CSFP Credit
      5.528% due 11/19/2004 (g)                  19,000               19,190
DaimlerChrysler NA Holdings
      5.748% due 08/23/2002 (d)                   3,900                3,891
Echostar DBS Corp.
      9.250% due 02/01/2006                         488                  482
Flag Limited
      8.250% due 01/30/2008                         385                  337
Ford Credit Auto Owner Trust
      5.810% due 03/15/2002                       8,000                7,985
Garden State Newspapers
      8.750% due 10/01/2009                         360                  331
General Motors Acceptance Corp.
      5.619% due 12/10/2001 (d)          $        2,000                1,991
      5.540% due 11/12/2002 (d)                   5,100                5,067
      5.560% due 04/05/2004 (d)                   9,760                9,726
Hollinger International Publishing
      8.625% due 03/15/2005                         294                  291
Household Finance Corp.
      5.125% due 06/24/2009             EC        4,900                4,841
J.P. Morgan & Co.
      5.459% due 02/15/2012              $        5,500                4,821
Jones Intercable, Inc.
      8.875% due 04/01/2007                         427                  445
K Mart Corp.
      9.350% due 01/02/2020                         406                  436
Lehman Brothers Holdings, Inc.
      5.733% due 02/27/2001 (d)                   4,900                4,907
      5.824% due 11/30/2006 (d)                   1,000                  875
McLeodUSA, Inc.
      8.125% due 02/15/2009                         585                  547
Merrill Lynch & Co.
      5.393% due 11/01/2001 (d)                   6,830                6,809
MGM Grand, Inc.
      6.950% due 02/01/2005                         180                  169
Navistar International Corp.
      8.000% due 02/01/2008                         329                  320
Orange PLC
      8.000% due 08/01/2008                         294                  284
Polymer Group, Inc.
      9.000% due 07/01/2007                         329                  314
Rogers Cantel, Inc.
      8.300% due 10/01/2007                         385                  402
Salomon, Smith Barney Holdings
      3.650% due 02/14/2002                      12,738               12,400
Silgan Holdings, Inc.
      9.000% due 06/01/2009                         335                  319
Sprint Corp.
      5.875% due 05/01/2004                         690                  662
Texas Utilities Co.
      6.438% due 09/24/2001                       2,600                2,600
TV Guide, Inc.
      8.125% due 03/01/2009                         335                  317
Unisys Corp.
     12.000% due 04/15/2003                         485                  526
World Color Press, Inc.
      8.375% due 11/15/2008                         206                  199
                                                               -------------
                                                                     112,687
                                                               =============
Mortgage-Backed Securities 12.4%
Bank of America Mortgage Securities
      6.500% due 05/25/2029                         314                  302
Chase Mortgage Finance Corp.
      6.550% due 08/25/2028                       3,213                3,206
Citicorp Mortgage Securities, Inc.
      6.500% due 07/25/2028                       3,801                3,789
      6.500% due 03/25/2029                         140                  128
Crusade Global Trust
      5.844% due 02/15/2030 (d)                  14,400               14,400
Federal Home Loan Mortgage Corp.
      6.000% due 03/15/2008                       1,003                  996
      9.050% due 06/15/2019                          73                   76

114 PIMCO Funds See accompanying notes

                                              Principal
                                                 Amount                Value
                                                 (000s)               (000s)
----------------------------------------------------------------------------
      6.500% due 09/15/2022                 $       156        $         155
      6.811% due 06/01/2022 (d)                   1,520                1,563
      7.091% due 08/01/2022 (d)                     928                  948
Federal National Mortgage Assn.
      5.500% due 02/25/2005                         104                  104
      6.903% due 07/01/2021 (d)                   1,010                1,041
      7.043% due 11/01/2022 (d)                   1,217                1,253
      6.559% due 01/01/2023 (d)                   1,493                1,535
      6.599% due 01/01/2023 (d)                   2,066                2,120
      6.923% due 08/01/2023 (d)                   1,173                1,205
GE Capital Mortgage Services, Inc.
      6.250% due 07/25/2029                         500                  485
General Electric Capital Corp.
      5.125% due 01/12/2004                       6,230                9,550
Government National Mortgage Assn.
      6.125% due 11/20/2021-12/20/2026 (d)(e)    13,105                6,977
      6.375% due 05/20/2022-04/20/2027 (d)(e)     5,660                2,902
      6.625% due 07/20/2022-09/20/2026 (d)(e)    25,636               13,331
      7.000% due 11/22/2029                       1,200                1,176
Independent National Mortgage Corp.
      7.729% due 11/25/2024 (d)                      44                   44
Morgan Stanley Mortgage
      8.150% due 07/20/2021                           2                    2
Prudential Home Mortgage Securities
      6.800% due 05/25/2024                         431                  382
Residential Funding Mortgage Securities, Inc.
      6.500% due 06/25/2029                       1,196                1,001
Structured Asset Mortgage Investments, Inc.
      6.584% due 06/25/2029 (d)                   3,279                3,195
                                                               -------------
                                                                      71,866
                                                               =============
U.S. Government Agencies 13.0%
Federal Home Loan Bank
      6.000% due 05/12/2000 (d)                  24,600               24,277
      4.842% due 02/15/2002 (d)                  14,000               13,672
Federal National Mortgage Assn.
      6.500% due 07/10/2002                A$    16,100               10,654
      6.875% due 06/07/2002 (j)            BP    10,230               16,898
      7.250% due 06/20/2002 (j)            N$    14,850                7,744
      5.500% due 12/07/2003 (j)            BP       700                1,099
Student Loan Marketing Assn.
      5.225% due 04/25/2004 (d)             $       374                  373
      5.195% due 10/25/2004 (d)                     834                  832
                                                               -------------
                                                                      75,549
                                                               =============
U.S. Treasury Obligations 15.9%
Treasury Inflation Protected Securities
      3.625% due 07/15/2002 (f)(j)               82,272               81,758
U.S. Treasury Bonds
     12.500% due 08/15/2014 (j)                   6,710                9,719
U.S. Treasury Notes
      5.500% due 02/29/2000                         790                  791
                                                               -------------
                                                                      92,268
                                                               =============
Total United States                                                  393,656
(Cost $395,384)                                                =============

----------------------------------------------------------------------------
PURCHASED CALL OPTIONS (b)(h) 1.1%
----------------------------------------------------------------------------
Japanese Yen vs. Euro (OTC)
      Strike @114.000 Exp. 12/22/1999      EC    52,900                  959
Republic of Germany (OTC)
      4.750% due 07/04/2028
      Strike @ 65.000 Exp. 01/18/2000             9,940                2,172
United Kingdom Gilt (OTC)
      8.000% due 06/10/2003
      Strike @ 95.000 Exp. 02/16/2000 BP         18,720                3,030
                                                               -------------
Total Purchased Call Options                                           6,161
(Cost $5,728)                                                  =============

----------------------------------------------------------------------------
PURCHASED PUT OPTIONS 3.6%
----------------------------------------------------------------------------
Interest Rate Swap (OTC)
      Strike @ 6.280% Exp. 04/29/2002       $     9,000                1,033
Japanese Yen vs. Euro (OTC)
      Strike @ 125.000 Exp. 10/15/1999            8,350                    1
Japanese Yen vs. U.S. Dollar (OTC)
      Strike @ 120.000 Exp. 10/15/1999           12,300                    0
Japanese Yen vs. U.S. Dollar (OTC)
      Strike @ 120.000 Exp. 10/15/1999      $     8,200                    0
U.S. Treasury Note (OTC)
      5.250% due 05/31/2001
      Strike @ 102.359 Exp. 12/06/1999          119,800                3,430
U.S. Treasury Note (OTC)
      5.625% due 05/15/2008
      Strike @ 108.812 Exp. 12/06/1999           83,500                9,685
U.S. Tresury Bond (OTC)
      5.500% due 08/15/2028
      Strike @ 105.406 Exp. 10/01/1999           13,060                2,058
United Kingdom Gilt (OTC)
      6.000% due 12/07/2028
      Strike @ 160.000 Exp. 02/10/2000            3,900                2,565
United Kingdom Gilt (OTC)
      8.000% due 06/07/2021
      Strike @ 170.000 Exp. 01/18/2000            4,680                2,314
                                                               -------------
Total Purchased Put Options                                           21,086
(Cost $21,137)                                                 =============

----------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 1.5%
----------------------------------------------------------------------------
Certificates of Deposit 1.1%
Commerzbank AG
      6.200% due 05/10/2000 (d)                   6,550                6,500
                                                               -------------
Commercial Paper 0.3%
Bellsouth Telecom
      5.350% due 10/13/1999                       1,500                1,497
                                                               -------------
Repurchase Agreement 0.1%
State Street Bank
      4.800% due 10/01/1999                         868                  868
      (Dated 09/30/1999. Collateralized by Federal
      National Mortgage Association
      6.000% 07/16/2001 valued at $885,922.
      Repurchase proceeds are $868,116.)
                                                               -------------
Total Short-Term Instruments                                           8,865
(Cost $8,915)                                                  =============

Total Investments (a) 172.5%                                   $     999,720
(Cost $1,006,965)

Written Options (c) (0.2%)                                            (1,416)
(Premiums $1,124)

Other Assets and Liabilities (Net) (72.3%)                          (418,784)
                                                               -------------
Net Assets 100.0%                                              $     579,520
                                                               =============


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                      $      13,096

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                          (20,341)
                                                               -------------
Unrealized depreciation-net                                    $      (7,245)
                                                               =============

                              1999 Semi-Annual Report See accompanying notes 115

Foreign Bond Fund
September 30, 1999 (Unaudited)


----------------------------------------------------------------------------
(b) Foreign forward currency contracts outstanding at September 30, 1999:

                       Principal
                          Amount                              Unrealized
                      Covered by    Settlement             Appreciation/
Type     Currency       Contract         Month            (Depreciation)
----------------------------------------------------------------------------
Buy            A$          1,741       10/1999            $           17
Sell                      16,763       10/1999                      (139)
Buy            BP          3,431       10/1999                         6
Sell                      37,678       10/1999                      (307)
Sell                       2,880       11/1999                         2
Buy            C$          1,420       10/1999                        11
Sell                      20,030       10/1999                      (167)
Sell           DK        190,745       10/1999                      (660)
Buy                       55,805       11/1999                        47
Sell                     174,832       11/1999                      (220)
Buy                       14,910       01/2000                        25
Sell                      34,382       01/2000                        28
Buy                       50,957       02/2000                       175
Sell                      29,447       02/2000                       (66)
Buy           EC           8,102       10/1999                        61
Sell                      65,364       10/1999                      (645)
Buy                       24,814       11/1999                       506
Sell                      19,489       11/1999                      (445)
Sell                       1,929       01/2000                       (61)
Sell                       1,154       02/2000                         9
Sell                         804       03/2000                       (17)
Sell         GD          721,432       01/2000                       (41)
Sell         H$          203,800       02/2000                       (84)
Sell                     121,638       09/2000                        (2)
Sell         JY           26,093       10/1999                         2
Buy                      356,240       02/2000                       (78)
Sell                   1,589,804       02/2000                      (316)
Sell         N$           33,013       10/1999                       841
Sell                      39,773       11/1999                        68
Sell         NK            5,691       10/1999                        (1)
Buy                        1,631       02/2000                         6
Buy          PZ           14,184       01/2000                      (142)
Buy                        8,320       02/2000                       (69)
Buy                        6,300       03/2000                         8
Sell         S$           21,466       02/2000                       (39)
Buy          SK           47,900       10/1999                        66
Sell                      12,917       10/1999                         6
                                                          --------------
                                                          $       (1,615)
                                                          ==============
(c) Premiums received on written options:

                                                 # of
Type                                        Contracts     Premium      Value
----------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
         Strike @ 120.000 Exp. 11/20/1999         247   $     135    $    27
Put - CBOT U.S. Treasury Bond December Futures
         Strike @ 110.000 Exp. 11/20/1999         247          87         81
Put - OTC U.S.Treasury Note
         5.250% due 05/2004
         Strike @ 95.469 Exp. 10/15/1999        3,500          14          0
Put - OTC Japanese Yen vs. US Dollar
         Strike @ 120.000 Exp. 10/15/1999       8,200          45          0
Put - OTC Japanese Yen vs. Eurodollar
         Strike @ 125.000 Exp. 10/15/1999       8,350         118          1
Put - OTC Eurodollar vs. Japanese Yen
         Strike @ 112.000 Exp. 11/26/1999       6,300          86        108
Put - OTC 3 Month LIBOR Interest Rate Swap
         Strike @ 6.280%  Exp. 04/29/2000      16,000         634      1,194
Put - LIFFE EURIBOR September Futures
         Strike @ 96.000  Exp. 09/18/2000       6,300           5          5
                                                        --------------------
                                                        $   1,124    $ 1,416
                                                        ====================

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Restricted security.

(h) Principal amount denoted in indicated currency:

         A$ - Australian Dollar
         BF - Belgian Franc
         BP - British Pound
         C$ - Canadian Dollar
         DK - Danish Krone
         DM - German Mark
         EC - European Currency Unit
         FF - French Franc
         GD - Greek Drachma
         H$ - Hong Kong Dollar
         IL - Italian Lira
         JY - Japanese Yen
         N$ - New Zealand Dollar
         NK - Norwegian Kron
         PP - Philippines Peso
         PZ - Polish Zloty
         S$ - Singapore Dollar
         SK - Swedish Krona

(i) Swap agreements outstanding at September 30, 1999:

                                               Notional           Unrealized
Type                                             Amount         Appreciation
----------------------------------------------------------------------------
Receive fixed rate equal to 6.949% and
pay floating rate based on 6 month LIBOR.

Broker: Merrill Lynch
Exp. 08/06/2003                                $ 28,900         $        109

(j) Subject to a financing transaction.

116 PIMCO Funds See accompanying notes

Schedule of Investments

Global Bond Fund
September 30, 1999 (Unaudited)

                                              Principal
                                                 Amount                Value
                                                 (000s)               (000s)
----------------------------------------------------------------------------
ARUBA 0.5%
----------------------------------------------------------------------------
Sanwa Finance Aruba AEC
      8.350% due 07/15/2009          $            1,300        $       1,334
                                                               -------------
Total Aruba                                                            1,334
(Cost $1,299)                                                  =============

----------------------------------------------------------------------------
AUSTRALIA (e)(f) 1.0%
----------------------------------------------------------------------------
Commonwealth of Australia
      9.000% due 09/15/2004 (i)     A$              940                  696
Bankers Trust Australia
      5.366% due 06/02/2008 (d)      $            2,300                2,260
                                                               -------------
Total Australia                                                        2,956
(Cost $2,966)                                                  =============

----------------------------------------------------------------------------
BELGIUM (f) 0.9%
----------------------------------------------------------------------------
Kingdom of Belgium
      6.750% due 11/21/2004 (d)(i)  BF           95,900                2,751
                                                               -------------
Total Belgium                                                          2,751
(Cost $3,161)                                                  =============

----------------------------------------------------------------------------
BULGARIA (f) 0.5%
----------------------------------------------------------------------------
Republic of Bulgaria
      6.500% due 07/28/2011 (d)      $            1,250                  886
      2.500% due 07/28/2012 (d)                     876                  550
                                                               -------------
Total Bulgaria                                                         1,436
(Cost $1,452)                                                  =============

----------------------------------------------------------------------------
CANADA (e)(f) 3.3%
----------------------------------------------------------------------------
Beneficial Canada, Inc.
      6.350% due 04/01/2002         C$            1,460                1,001
Canadian Imperial Bank
      2.636% due 10/16/2000 (d)     DM              600                  327
Commonwealth of Canada
      6.625% due  10/03/2007        N$            8,680                4,196
      6.000% due  06/01/2008 (i)    C$            5,840                4,043
                                                               -------------
Total Canada                                                           9,567
(Cost $10,004)                                                 =============

----------------------------------------------------------------------------
CAYMAN ISLANDS (e)(f) 1.2%
----------------------------------------------------------------------------
Banco Nacional de Comercio Exterior, S.N.C.
      5.300% due 09/21/2000         JY           80,000                  778
Residential Reinsurance
      9.163% due 06/01/2000 (d)      $            2,800                2,791
                                                               -------------
Total Cayman Islands                                                   3,569
(Cost $3,483)                                                  =============

----------------------------------------------------------------------------
COLOMBIA (e)(f) 0.3%
----------------------------------------------------------------------------
Republic of Colombia
      3.000% due 12/22/2000         JY          100,000                  888
                                                               -------------
Total Colombia                                                           888
(Cost $771)                                                    =============

----------------------------------------------------------------------------
DENMARK (e)(f) 3.9%
----------------------------------------------------------------------------
Danske Kredit Mortgage
      5.000% due 10/01/2029         DK           29,895                3,646
Kingdom of Denmark
      6.000% due 11/15/2002                      18,800                2,806
      7.000% due 11/15/2007 (i)                     700                  110
Nykredit
      5.000% due 10/01/2029                      13,751                1,667
Realkredit Danmark Mortgage
      5.000% due 10/01/2029                         206                   25
Unikredit Realkredit
      5.000% due 10/01/2029         DK           25,887                3,160
                                                               -------------
Total Denmark                                                         11,414
(Cost $12,351)                                                 =============

----------------------------------------------------------------------------
FRANCE (e)(f) 1.4%
----------------------------------------------------------------------------
AXA
      2.500% due 01/01/2014          $              405        $         410
Republic of France
      3.000% due 07/25/2009 (h)     EC            3,322                3,468
Rhone-Poulenc
      8.750% due 11/26/1999         FF              780                  128
                                                               -------------
Total France                                                           4,006
(Cost $4,147)                                                  =============

----------------------------------------------------------------------------
GERMANY (e)(f) 12.2%
----------------------------------------------------------------------------
Allgemeine Hypobank AG
      5.500% due 01/17/2007         EC              900                  974
      5.000% due 09/02/2009 (i)                     900                  914
Depfa Pfandbriefbank
      3.750% due 01/15/2009                         700                  652
      5.500% due 01/15/2010 (i)                   9,060                9,588
Hypothekenbank In Essen AG
      4.750% due 08/11/2008 (i)                   1,250                1,262
      4.250% due 07/06/2009                       4,270                4,106
Republic of Germany
      4.500% due 07/04/2009 (i)      EC          11,050               11,202
Rheinische Hypothekenbank AG
      4.000% due 09/15/2006                       2,420                2,411
      5.000% due 04/16/2008 (i)      EC           1,860                1,923
Treuhandanstalt
      7.500% due 09/09/2004 (i)                   1,970                2,358
                                                               -------------
Total Germany                                                         35,390
(Cost $35,280)                                                 =============

----------------------------------------------------------------------------
GREECE (e)(f) 0.8%
----------------------------------------------------------------------------
Hellenic Finance
      2.000% due 07/15/2003         EC              500                  548
Hellenic Republic
     10.200% due 05/19/2003 (d)     GD          100,000                  331
     10.180% due 06/17/2003 (d)                  69,100                  229
     13.100% due 10/23/2003 (d)                 344,000                1,142
                                                               -------------
Total Greece                                                           2,250
(Cost $2,517)                                                  =============

----------------------------------------------------------------------------
ITALY (e)(f) 0.9%
----------------------------------------------------------------------------
Republic of Italy
      6.500% due 11/01/2027 (i)     EC            2,420                2,726
                                                               -------------
Total Italy                                                            2,726
(Cost $3,085)                                                  =============

----------------------------------------------------------------------------
JAPAN (e)(f) 7.7%
----------------------------------------------------------------------------
Government of Japan
      4.500% due 12/20/2004 (i)     JY          444,000                4,908
      3.400% due 06/20/2005 (i)                 129,500                1,369
      4.000% due 06/20/2005 (i)                  36,200                  395
      3.000% due 09/20/2005 (i)                 240,000                2,488
      3.300% due 06/20/2006 (i)                 910,000                9,635
      0.900% due 12/22/2008 (i)                 258,900                2,253
Nippon Telegraph & Telephone Corp.
      7.125% due 03/06/2000         DM              700                  387
SHL Corp. Limited
      0.493% due 10/25/2023 (d)     JY           70,297                  661
      0.794% due 12/25/2024 (d)                  31,000                  291
                                                               -------------
Total Japan                                                           22,387
(Cost $21,516)                                                 =============

----------------------------------------------------------------------------
MEXICO (f) 1.8%
----------------------------------------------------------------------------
Banco Nacional de Comercio Exterior
      7.250% due 02/02/2004          $              180                  163
Petroleos Mexicanos
      8.850% due 09/15/2007                         480                  437
      9.375% due 12/02/2008                         650                  664

                              1999 Semi-Annual Report See accompanying notes 117

Global Bond Fund
September 30, 1999 (Unaudited)

                                              Principal
                                                 Amount                Value
                                                 (000s)               (000s)
----------------------------------------------------------------------------
United Mexican States
      5.750% due 04/07/2000 (d)      $            1,000        $         989
     10.375% due 01/29/2003         DM            2,904                1,704
      9.060% due 04/07/2004 (d)      $            1,400                1,408
                                                               -------------
Total Mexico                                                           5,365
(Cost $5,374)                                                  =============

----------------------------------------------------------------------------
NETHERLANDS (e)(f) 1.3%
----------------------------------------------------------------------------
Deutsche Bank Financial
      5.218% due 12/17/2003 (d)      $            1,500                1,496
KPNQWest BV
      7.125% due 06/01/2009         EC            1,500                1,531
TPSA Finance BV
      7.750% due 12/10/2008          $              760                  739
                                                               -------------
Total Netherlands                                                      3,766
(Cost $3,828)                                                  =============

----------------------------------------------------------------------------
NEW ZEALAND (e)(f) 4.6%
----------------------------------------------------------------------------
Commonwealth of New Zealand
     10.000% due 03/15/2002 (i)     N$           15,700                8,824
      5.500% due 04/15/2003 (i)                   1,900                  955
      4.500% due 02/15/2016 (h)                   7,081                3,659
                                                               -------------
Total New Zealand                                                     13,438
(Cost $14,207)                                                 =============

----------------------------------------------------------------------------
PHILIPPINES (e)(f) 0.5%
----------------------------------------------------------------------------
Republic of Philippines
      8.000% due 09/17/2004         EC              650                  714
      6.000% due 12/01/2009 (d)      $              672                  614

                                                               -------------
Total Philippines                                                      1,328
(Cost $1,338)                                                  =============

----------------------------------------------------------------------------
PORTUGAL (e)(f) 1.2%
----------------------------------------------------------------------------
Portugal Government
      3.950% due 07/15/2009 (i)     EC            3,550                3,365
                                                               -------------
Total Portugal                                                         3,365
(Cost $3,290)                                                  =============

----------------------------------------------------------------------------
SINGAPORE (e)(f) 2.0%
----------------------------------------------------------------------------
Singapore Government
      4.375% due 10/15/2005         S$            7,900                4,692
      4.375% due 01/15/2009                       2,100                1,216
                                                               -------------
Total Singapore                                                        5,908
(Cost $5,873)                                                  =============

----------------------------------------------------------------------------
SOUTH KOREA (e)(f) 1.5%
----------------------------------------------------------------------------
Korea Development Bank
      5.437% due 05/06/2000 (d)     BP            1,470                2,380
      2.850% due 05/14/2001 (d)     DM              520                  277
Korean Export-Import Bank
      7.250% due 06/25/2001          $            1,300                1,290
      6.500% due 02/10/2002                         300                  292
                                                               -------------
Total South Korea                                                      4,239
(Cost $4,187)                                                  =============

----------------------------------------------------------------------------
SPAIN (e)(f) 3.7%
----------------------------------------------------------------------------
Bonos y Oblig Del Estado
      5.150% due 07/30/2009 (i)     EC            9,460                9,963
Kingdom of Spain
      6.000% due 01/31/2029 (i)                     801                  857
                                                               -------------
Total Spain                                                           10,820
(Cost $10,963)                                                 =============

----------------------------------------------------------------------------
SUPRANATIONAL (e)(f) 8.6%
----------------------------------------------------------------------------
Asian Development Bank
      5.375% due 09/15/2003         A$            7,500                4,765
European Investment Bank
      7.000% due 12/08/2003         BP            2,800                4,624
      6.000% due 11/26/2004 (i)                     750                1,195
      5.375% due 08/28/2007         NK            4,200                  516
Inter-American Development Bank
      7.125% due 11/26/2004         BP              510                  848
International Bank for Reconstruction & Development
      6.875% due 07/14/2000                       1,500                2,481
      7.000% due 09/18/2000         N$            3,200                1,673
      7.250% due 04/09/2001                       3,200                1,674
      7.000% due 06/07/2002         BP            1,000                1,655
      7.250% due 05/27/2003         N$            9,190                4,757
World Bank
     10.250% due 04/11/2002         PP           29,000                  658
                                                               -------------
Total Supranational                                                   24,846
(Cost $26,012)                                                 =============

----------------------------------------------------------------------------
SWEDEN (e)(f) 0.6%
----------------------------------------------------------------------------
Kingdom of Sweden
     13.000% due 06/15/2001         SK           10,300                1,431
      5.500% due 04/12/2002 (i)                   2,700                  335
                                                               -------------
Total Sweden                                                           1,766
(Cost $1,844)                                                  =============

----------------------------------------------------------------------------
TUNISIA (e)(f) 0.3%
----------------------------------------------------------------------------
Banque Centrale De Tunisie
      7.500% due 08/06/2009         EC              700                  734
                                                               -------------
Total Tunisia                                                            734
(Cost $711)                                                    =============

----------------------------------------------------------------------------
UNITED KINGDOM (e)(f) 4.0%
----------------------------------------------------------------------------
Cadbury Schweppes PLC
      8.000% due 12/29/2000         BP              800                1,336
Equitable
      8.000% due 08/29/2049 (d)                   6,100               10,038
SCCR Series 1 Limited
      2.589% due 05/15/2000 (d)     IL          200,000                  110
                                                               -------------
Total United Kingdom                                                  11,484
(Cost $11,666)                                                 =============

----------------------------------------------------------------------------
UNITED STATES (e)(f) 69.1%
----------------------------------------------------------------------------
Asset-Backed Securities 5.8%
AFC Home Equity Loan Trust
      5.693% due 12/22/2027 (d)      $            1,083                1,064
Americredit Automobile Receivable Trust
      5.880% due 12/05/2003                         250                  249
Argentina Funding Corp.
      5.553% due 05/20/2003 (d)                     300                  300
Banc One Auto Grantor Trust
      6.270% due  11/20/2003                        268                  269
      6.290% due  07/20/2004                        444                  444
Chase Manhattan Grantor Trust
      6.610% due 09/15/2002                         219                  220
Comed Transitional Funding Trust
      5.380% due 03/25/2002                         300                  300
Contimortgage Home Equity Loan Trust
      6.010% due 12/25/2013                       4,514                4,497
      6.370% due 10/15/2012 (d)                   1,011                1,009
Daimler-Benz Vehicle Trust
      5.230% due 12/20/2001                       1,094                1,093
Emergent Home Equity Loan Trust
      6.745% due 05/15/2012                         494                  494
First Security Auto Owner Trust
      5.311% due 04/15/2002                         764                  763
Illinois Power Special Purpose Trust
      5.390% due 06/25/2002                         240                  240
Nissan Auto Receivables Grantor Trust
      5.450% due 04/15/2004                       1,369                1,365
Pacific Southwest Bank
      6.060% due 06/15/2002                         402                  403
Premier Auto Trust
      6.250% due 08/06/2001                         303                  303

118 PIMCO Funds See accompanying notes

                                              Principal
                                                 Amount                Value
                                                 (000s)               (000s)
----------------------------------------------------------------------------
PSB Lending Home Loan Owner Trust
      6.830% due 05/20/2018          $              720        $         719
Residential Asset Securities Corp.
      5.479% due 12/25/2013 (d)                   2,262                2,262
The Money Store Home Equity Trust
      6.490% due 10/15/2026                         200                  198
USAA Auto Loan Grantor Trust
      5.800% due 01/15/2005                         696                  693
                                                               -------------
                                                                      16,885
                                                               =============
Corporate Bonds & Notes 20.1%
AES Corp.
      10.250% due 07/15/2006                        176                  177
Associates Corp. NA
      2.727% due 06/30/2003 (d)     EC              800                  849
Associates Corp. of North America
      5.596% due 08/27/2001 (d)      $            2,400                2,394
AT&T Capital Corp.
      5.561% due 04/23/2002 (d)                   2,000                1,961
Bancomext Trust Division
      8.000% due 08/05/2003                         180                  174
Beckman Instruments, Inc.
      7.100% due 03/04/2003                         138                  134
Buckeye Technologies, Inc.
      8.000% due 10/15/2010                         143                  131
Building Materials Corp.
      7.750% due 07/15/2005                          76                   70
      8.000% due 10/15/2007                          76                   70
Calpine Corp.
      7.875% due 04/01/2008                         258                  247
Century Communications Corp.
      0.000% due 03/15/2003                         206                  146
CMS Energy
      8.125% due 05/15/2002                         164                  164
CSC Holdings, Inc.
      9.875% due 04/01/2023                         164                  170
CSFP Credit
      5.528% due 11/19/2004 (j)                  10,750               10,858
DaimlerChrysler NA Holdings
      5.748% due 08/23/2002 (d)                   1,540                1,536
Echostar Communications Corp.
      9.250% due 02/01/2006                         164                  163
Flag Limited
      8.250% due 01/30/2008                         164                  144
Ford Credit Auto Owner Trust
      5.810% due 03/15/2002                       3,500                3,493
Garden State Newspapers
      8.750% due 10/01/2009                         101                   93
General Motors Acceptance Corp.
      5.619% due 12/10/2001  (d)                  1,900                1,891
      9.000% due 10/15/2002                       1,140                1,215
      5.560% due 04/05/2004  (d)                  3,840                3,826
Hewlett-Packard Finance
      5.625% due 11/20/2000         DM            1,300                  723
Hollinger International Publishing
      8.625% due 03/15/2005                         126                  125
Household Finance Corp.
      5.125% due 06/24/2009         EC            1,600                1,581
International Game Technology
      7.875% due 05/15/2004          $            1,800                1,733
Jones Intercable, Inc.
      8.875% due 04/01/2007                         164                  171
K Mart Corp.
      9.350% due 01/02/2020                         164                  176
Kroger Co.
      6.420% due 10/01/2010 (d)                   1,200                1,198
Lehman Brothers Holdings, Inc.
      5.733% due 02/27/2001 (d)                   2,300                2,303
      5.824% due 11/30/2006 (d)                     573                  501
McLeodUSA, Inc.
      8.125% due 02/15/2009                         280                  262
Merrill Lynch & Co.
      5.378% due 09/30/2000 (d)                     540                  539
      5.393% due 11/01/2001 (d)                   2,970                2,961
MGM Grand, Inc.
      6.950% due 02/01/2005                          80                   75
Navistar International Corp.
      8.000% due 02/01/2008          $              101                   98
Orange PLC
      8.000% due 08/01/2008                         126                  122
Polymer Group, Inc.
      9.000% due 07/01/2007                         132                  126
Rogers Cantel, Inc.
      8.300% due 10/01/2007                         164                  171
Salomon, Smith Barney Holdings
      3.650% due 02/14/2002 (f)                   6,537                6,363
Silgan Holdings, Inc.
      9.000% due 06/01/2009                         101                   96
Sprint Corp.
      5.875% due 05/01/2004                         280                  269
TCI Communications, Inc.
      6.185% due 04/01/2002 (d)                   2,700                2,745
Tennessee Valley Authority
      3.375% due 01/15/2007                       1,199                1,108
Texas Utilities Co.
      6.064% due 06/25/2001                       3,500                3,491
      6.438% due 09/24/2001                       1,200                1,200
TV Guide, Inc.
      8.125% due 03/01/2009                         174                  165
Unisys Corp.
     12.000% due 04/15/2003                         214                  232
World Color Press, Inc.
      8.375% due 11/15/2008                          63                   61
                                                               -------------
                                                                      58,501
                                                               =============
Mortgage-Backed Securities 10.8%
Chase Mortgage Finance Corp.
      6.550% due 08/25/2028                       1,521                1,517
Citicorp Mortgage Securities, Inc.
      6.500% due 07/25/2028                       1,805                1,800
      6.500% due 03/25/2029                          60                   55
Crusade Global Trust
      5.844% due 02/15/2030 (d)                   7,000                7,000
Federal Home Loan Mortgage Corp.
      6.000% due 03/15/2008                         502                  498
      6.768% due 05/01/2023 (d)                     340                  349
      6.000% due 10/14/2028                       1,440                1,344
Federal Housing Administration
      7.400% due 02/01/2021                       1,442                1,457
Federal National Mortgage Assn.
      7.500% due 11/01/2001-01/01/2002 (g)          507                  297
      5.500% due 02/25/2005                          49                   48
      6.500% due 04/01/2009                         477                  472
      7.421% due 11/01/2023 (d)                     256                  266
      6.709% due 03/01/2024 (d)                     165                  169
GE Capital Mortgage Services, Inc.
      6.250% due 07/25/2029                         300                  291
Government National Mortgage Assn.
      6.375% due 05/20/2023-06/20/2023 (d)(g)       975                  689
      6.625% due 07/20/2022-09/20/2026 (d)(g)     6,957                3,608
      6.125% due 11/20/2023-12/20/2026 (d)(g)     4,075                2,488
      7.000% due 10/21/2029                       7,140                7,007
Independent National Mortgage Corp.
      7.729% due 11/25/2024 (d)                      22                   22
Residential Funding Mortgage Securities, Inc.
      7.528% due 03/25/2025 (d)                     469                  476
Structured Asset Mortgage Investments, Inc.
      6.584% due 06/25/2029 (d)                   1,431                1,394
                                                               -------------
                                                                      31,247
                                                               =============
U.S. Government Agencies 11.2%
Federal Home Loan Bank
      6.000% due 05/12/2000 (d)                  10,500               10,362
Federal National Mortgage Assn.
      6.875% due 06/07/2002 (i)     BP              690                1,140
      7.250% due 06/20/2002 (i)     N$            6,360                3,316
      6.500% due 07/10/2002 (i)     A$            3,400                2,250
      5.500% due 12/07/2003 (i)     BP              500                  785
      6.500% due 04/29/2009          $            5,100                4,883
Student Loan Marketing Assn.
      5.225% due 04/25/2004 (d)                     374                  373
      5.495% due 04/25/2007 (d)                   9,286                9,272
                                                               -------------
                                                                      32,381
                                                               =============

                              1999 Semi-Annual Report See accompanying notes 119

Global Bond Fund
September 30, 1999 (Unaudited)
                                                   Principal
                                                      Amount            Value
                                                      (000s)           (000s)
-----------------------------------------------------------------------------
U.S. Treasury Obligations 21.2%
Treasury Inflation Protected Securities
      3.625% due 07/15/2002 (h)              $        44,961   $       44,680
U.S. Treasury Bonds
     12.500% due 08/15/2014                            8,410           12,181
U.S. Treasury Notes
      5.500% due 02/29/2000 (b)                          570              571
      6.000% due 08/15/2004                            4,130            4,171
                                                               --------------
                                                                       61,603
                                                               --------------
Total United States                                                   200,617
(Cost $201,889)                                                ==============

-----------------------------------------------------------------------------
PURCHASED CALL OPTIONS (e)(f) 1.0%
-----------------------------------------------------------------------------
Japanese Yen vs. Euro (OTC) Strike
      Strike @ 114.000 Exp. 12/22/1999      EC        24,800              450
Republic of Germany (OTC)
      4.750% due 07/04/2028
      Strike @ 65.000 Exp. 01/18/2000                  4,580            1,001
United Kingdom Gilt (OTC)
      8.000% due 06/10/2003
      Strike @ 95.000 Exp. 02/16/2000       BP         8,640            1,399
                                                               --------------
Total Purchased Call Options                                            2,850
(Cost $2,647)                                                  ==============

-----------------------------------------------------------------------------
PURCHASED PUT OPTIONS 1.0%
-----------------------------------------------------------------------------
Interest Rate Swap (OTC)
      Strike @ 6.280% Exp. 04/29/2002        $         3,800              436
Japanese Yen vs. Euro (OTC)
      Strike @ 125.000 Exp. 10/15/1999                 3,830                0
Japanese Yen vs. U.S. Dollar (OTC)
      Strike @ 120.000 Exp. 10/15/1999                 5,800                0
Japanese Yen vs. U.S. Dollar (OTC)
      Strike @ 120.000 Exp. 10/15/1999                 3,900                0
U.S. Treasury Bond (OTC)
      5.500% due 08/15/2028
      Strike @ 105.406 Exp. 10/01/1999                 1,910              301
United Kingdom Gilt (OTC)
      6.000% due 12/07/2028
      Strike @ 160.000 Exp. 02/10/2000                 1,800            1,184
United Kingdom Gilt (OTC)
      8.000% due 06/07/2021
      Strike @ 170.000 Exp. 01/18/2000                 2,160            1,068
                                                               --------------
Total Purchased Put Options                                             2,989
(Cost $2,779)                                                  ==============

-----------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 5.1%
-----------------------------------------------------------------------------
Certificates of Deposit 1.4%
Commerzbank AG
      6.200% due 05/10/2000 (d)                        4,150            4,119
                                                               --------------
Commercial Paper 3.7%
American Express
      5.340% due 10/27/1999                              500              498
      5.280% due 10/27/1999                            1,500            1,494
Bellsouth Telecom
      5.350% due 10/13/1999                            1,500            1,497
Hewlett-Packard Co.
      5.300% due 10/07/1999                            3,900            3,897
Procter & Gamble Co.
      5.370% due 10/20/1999                              800              798
Wisconsin Electric
      5.270% due 10/05/1999                            2,500            2,499
                                                               --------------
                                                                       10,683
                                                               ==============
Repurchase Agreement 0.0%
State Street Bank
      4.800% due 10/01/1999                              146              146
      (Dated 09/30/1999. Collateralized by Federal
      National Mortgage Association
      0.000% 12/13/1999 valued at $153,450.
      Repurchase proceeds are $146,019.)
                                                               --------------
Total Short-Term Instruments                                           14,948
(Cost $14,979)                                                 ==============

Total Investments (a) 140.9%                                   $      409,137
(Cost $413,619)

Written Options (c) 0.2%                                                 (677)
(Premiums $571)

Other Assets and Liabilities (Net) (40.7%)                           (118,127)
                                                               --------------

Net Assets 100.0%                                              $      290,333
                                                               ==============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                      $        2,717

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                            (7,199)
                                                               --------------
Unrealized depreciation-net                                    $       (4,482)
                                                               ==============

(b) Securities with an aggregate market value of $571 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1999:

                                                        # of       Unrealized
Type                                               Contracts     Appreciation
-----------------------------------------------------------------------------
United Kingdom 90 Day LIBOR (09/2000)                     10   $            4
United Kingdom 90 Day LIBOR (12/2000)                     10                7
United Kingdom 90 Day LIBOR (03/2001)                     10                8
United Kingdom 90 Day LIBOR (06/2001)                     10                7
                                                               --------------
                                                               $           26
                                                               ==============
(c) Premium Received on written options:

                                             # of
Type                                    Contracts    Premium            Value
-----------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
         Strike @ 120.000 Exp. 11/20/1999     118 $       64   $           13
Put - CBOT U.S. Treasury Bond December Futures
         Strike @ 110.000 Exp. 11/20/1999     118         42               39
Put - OTC U.S.Treasury Note 5.250% due 05/2004
         Strike @ 95.469 Exp. 10/15/1999    1,700          7                0
Put - OTC Japanese Yen vs. US Dollar
         Strike @ 120.000 Exp. 10/15/1999   3,900         21                0
Put - OTC Japanese Yen vs. Eurodollar
         Strike @ 125.000 Exp. 10/15/1999   3,830         54                0
Put - OTC Eurodollar vs. Japanese Yen
         Strike @ 112.000 Exp. 11/26/1999   3,000         41               51
Put - OTC 3 Month LIBOR Interest Rate Swap
         Strike @ 6.280%  Exp. 04/29/2000   7,000        278              523
Put - LIFFE BP 90 Day LIBOR
         Strike @ 93.000  Exp. 09/20/2000  27,000         64               51
                                                  ---------------------------
                                                  $      571   $          677
                                                  ===========================


(d) Variable rate security. The rate listed is as of September 30, 1999.

120 PIMCO Funds See accompanying notes

-------------------------------------------------------------------------
(e) Foreign forward currency contracts outstanding at September 30, 1999:

                          Principal
                             Amount                         Unrealized
                         Covered by     Settlement          Appreciation/
Type     Currency          Contract          Month         (Depreciation)
-------------------------------------------------------------------------
Buy            A$               652        10/1999          $           6
Sell                          8,973        10/1999                    (70)
Buy                           2,907        11/1999                     10
Sell           BP             4,219        10/1999                    (55)
Sell                          1,227        11/1999                      1
Sell           C$             9,067        10/1999                     81
Sell           DK            62,100        10/1999                   (104)
Buy                          26,615        11/1999                     21
Sell                         42,911        11/1999                    (40)
Buy                          17,146        01/2000                      7
Sell                         35,620        01/2000                     (2)
Buy                           1,689        02/2000                      6
Sell                          9,888        02/2000                    (22)
Buy            EC            76,374        10/1999                    874
Sell                          2,960        10/1999                      8
Buy                          22,815        11/1999                    393
Sell                          7,119        11/1999                   (181)
Sell                            899        01/2000                    (29)
Sell                            600        02/2000                      5
Sell                            400        03/2000                     (8)
Sell           GD           584,263        01/2000                    (33)
Sell           H$            98,000        02/2000                    (41)
Sell                         60,117        09/2000                     (1)
Buy            JY         5,821,591        02/2000                    462
Buy            N$            21,992        10/1999                    (44)
Sell                         37,079        10/1999                    446
Buy                           1,424        11/1999                     (9)
Sell                         24,050        11/1999                     37
Sell           NK             2,063        10/1999                      0
Sell                          2,234        02/2000                     (9)
Buy            PZ             6,565        01/2000                    (66)
Buy                           4,320        02/2000                    (36)
Buy                           3,140        03/2000                      4
Sell           S$            10,187        02/2000                    (20)
Buy            SK            43,515        10/1999                     22
                                                            -------------
                                                            $       1,613
                                                            =============
(f) Principal amount denoted in indicated currency:

       A$ - Australian Dollar
       BP - British Pound
       BF - Belgian Franc
       C$ - Canadian Dollar
       DK - Danish Krone
       DM - German Mark
       EC - European Currency Unit
       FF - French Franc
       GD - Greek Drachma
       H$ - Hong Kong Dollar
       IL - Italian Lira
       JY - Japanese Yen
       N$ - New Zealand Dollar
       NK - Norwegian Kron
       PP - Philippines Peso
       PZ - Polish Zloty
       S$ - Singapore Dollar
       SK - Swedish Krona

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Subject to financing transaction.

(j) Restricted security.

(k) Swap agreements outstanding at September 30, 1999:

                                                                      Unrealized
                                                    Notional       Appreciation/
Type                                                  Amount        Depreciation
--------------------------------------------------------------------------------
Receive fixed rate equal to 5.935% and pay floating rate based on 6 month BP-LIBOR.

Broker: Merrill Lynch
Exp. 11/05/2003                             BP         7,300        $      (413)

Receive fixed rate equal to 6.949% and
pay floating rate based on 6 month LIBOR.

Broker: Merrill Lynch                                  11300                 43
                                                                    -----------
                                                                    $      (370)
                                                                    ===========

                              1999 Semi-Annual Report See accompanying notes 121

Schedule of Investments

Global Bond Fund II
September 30, 1999 (Unaudited)
                                                   Principal
                                                      Amount            Value
                                                      (000s)           (000s)
-----------------------------------------------------------------------------
ARUBA 0.5%
-----------------------------------------------------------------------------
Sanwa Finance Aruba AEC
      8.350% due 07/15/2009                 $            200   $          205
                                                               --------------
Total Aruba                                                               205
(Cost $200)                                                    ==============

-----------------------------------------------------------------------------
AUSTRALIA (c)(f) 1.1%
-----------------------------------------------------------------------------
Bankers Trust Australia
      5.366% due 06/02/2008 (d)             $            300              295
Commonwealth of Australia
      9.000% due 09/15/2004                A$            140              104
      9.500% due 08/15/2003 (i)                          100               74
                                                               --------------
Total Australia                                                           473
(Cost $484)                                                    ==============

-----------------------------------------------------------------------------
BELGIUM 0.4%
-----------------------------------------------------------------------------
Kingdom of Belgium
      6.750% due 11/21/2004 (d)(i)          BF         5,800              166
                                                               --------------
Total Belgium                                                             166
(Cost $190)                                                    ==============

-----------------------------------------------------------------------------
BULGARIA 0.5%
-----------------------------------------------------------------------------
Republic of Bulgaria
      6.500% due  07/28/2011 (d)            EC            40               28
      2.750% due  07/28/2012 (d)             $           303              190
                                                               --------------
Total Bulgaria                                                            218
(Cost $222)                                                    ==============

-----------------------------------------------------------------------------
CANADA (c)(f) 4.2%
-----------------------------------------------------------------------------
Beneficial Canada, Inc.
      6.350% due 04/01/2002                 C$           230              158
Commonwealth of Canada
      6.625% due 10/03/2007                 N$         1,410              682
      6.000% due 06/01/2008 (i)             C$           880              609
Export Development Corp.
      6.500% due 12/21/2004                 N$           693              343
                                                               --------------
Total Canada                                                            1,792
(Cost $1,874)                                                  ==============

-----------------------------------------------------------------------------
CAYMAN ISLANDS 0.9%
-----------------------------------------------------------------------------
Banco Nacional de Comercio Exterior, S.N.C.
      5.300% due 09/21/2000                 JY        10,000               97
Residential Reinsurance
      9.163% due 06/01/2000 (d)              $           300              299
                                                               --------------
Total Cayman Islands                                                      396
(Cost $386)                                                    ==============

-----------------------------------------------------------------------------
DENMARK (c)(f) 4.4%
-----------------------------------------------------------------------------
Danske Kredit Mortgage
      5.000% due 10/01/2029                 DK         7,573              924
Kingdom of Denmark
      6.000% due 11/15/2002 (i)                        3,100              463
Nykredit
      5.000% due 10/01/2029                               35                4
Realkredit Danmark Mortgage
      5.000% due 10/01/2029                               30                4
Unikredit Realkredit
      5.000% due 10/01/2029                            4,238              517
                                                               --------------
Total Denmark                                                           1,912
(Cost $2,062)                                                  ==============

-----------------------------------------------------------------------------
FRANCE 0.9%
-----------------------------------------------------------------------------
AXA
      2.500% due 01/01/2014                 EC            62               61
Republic of France
      3.000% due 07/25/2009 (j)                          455              316
                                                               --------------
Total France                                                              377
(Cost $400)                                                    ==============

-----------------------------------------------------------------------------
GERMANY 12.5%
-----------------------------------------------------------------------------
Allgemeine Hypobank AG
      5.500% due 01/17/2007                 EC           120   $          130
      5.000% due 09/02/2009                              100              102
Depfa Pfandbriefbank
      3.750% due 01/15/2009                              100               93
      5.500% due 01/15/2010                            1,370            1,450
Hypothekenbank In Essen AG
      4.750% due 08/11/2008                              190              192
      4.250% due 07/06/2009                              510              490
Republic of Germany
      4.500% due 07/04/2009                            1,939            1,966
Rheinische Hypothekenbank AG
      4.000% due 09/15/2006                              290              289
      5.000% due 04/16/2008                              260              269
Treuhandanstalt
      7.500% due 09/09/2004                              310              371
                                                               --------------
Total Germany                                                           5,352
(Cost $5,316)                                                  ==============

-----------------------------------------------------------------------------
GREECE (c)(f) 0.3%
-----------------------------------------------------------------------------
Hellenic Republic
      10.180% due 06/17/2003 (d)            GD         7,400               24
      13.100% due 10/23/2003 (d)                      33,600              112
                                                               --------------
Total Greece                                                              136
(Cost $159)                                                    ==============

-----------------------------------------------------------------------------
ITALY 2.0%
-----------------------------------------------------------------------------
Republic of Italy
      4.500% due  05/01/2009 (i)            EC           340              342
      6.500% due  11/01/2027 (i)                         460              518
                                                               --------------
Total Italy                                                               860
(Cost $932)                                                    ==============

-----------------------------------------------------------------------------
JAPAN (c)(f) 8.6%
-----------------------------------------------------------------------------
Government of Japan
      4.500% due 12/20/2004 (i)             JY        68,700              759
      3.400% due 06/20/2005 (i)                       28,000              296
      4.000% due 06/20/2005 (i)                       11,000              120
      3.000% due 09/20/2005                           74,000              767
      3.300% due 06/20/2006 (i)                      145,000            1,535
      0.900% due 12/22/2008 (i)                        5,700               50
SHL Corporation Limited
      0.493% due 10/25/2023 (d)                       11,578              109
      0.794% due 12/25/2024 (d)                        5,000               47
                                                               --------------
Total Japan                                                             3,683
(Cost $3,564)                                                  ==============

-----------------------------------------------------------------------------
MEXICO 2.6%
-----------------------------------------------------------------------------
Banco Nacional de Comercio Exterior
      7.250% due 02/02/2004                  $           110              100
Petroleos Mexicanos
      8.850% due 09/15/2007                              140              127
      9.375% due 12/02/2008                              190              194
United Mexican States
      8.750% due 05/30/2002                 BP           150              245
      6.768% due 06/27/2002 (d)                          130              128
     10.375% due 01/29/2003                 DM           200              117
      9.060% due 04/07/2004 (d)              $           200              201
                                                               --------------
Total Mexico                                                            1,112
(Cost $1,093)                                                  ==============

-----------------------------------------------------------------------------
NETHERLANDS 1.1%
-----------------------------------------------------------------------------
Deutsche Bank Financial
      5.218% due 12/17/2003 (d)              $           200              200
KPNQWest BV
      7.125% due 06/01/2009                 EC           250              255
                                                               --------------
Total Netherlands                                                         455
(Cost $462)                                                    ==============

122 PIMCO Funds See accompanying notes

                                                   Principal
                                                      Amount            Value
                                                      (000s)           (000s)
-----------------------------------------------------------------------------
NEW ZEALAND (c)(f) 4.7%
-----------------------------------------------------------------------------
Commonwealth of New Zealand
     10.000% due 03/15/2002 (i)             N$         2,500   $        1,405
      4.500% due 02/15/2016                            1,200              620
                                                               --------------
Total New Zealand                                                       2,025
(Cost $2,126)                                                  ==============

-----------------------------------------------------------------------------
PHILIPPINES 0.7%
-----------------------------------------------------------------------------
Republic of Philippines
      8.000% due 09/17/2004                 EC           170              187
      6.000% due 12/01/2009 (d)              $           109              100
                                                               --------------
Total Philippines                                                         287
(Cost $289)                                                    ==============

-----------------------------------------------------------------------------
PORTUGAL 0.4%
-----------------------------------------------------------------------------
Portugal Government
      3.950% due 07/15/2009                 EC           200              190
                                                               --------------
Total Portugal                                                            190
(Cost $185)                                                    ==============

-----------------------------------------------------------------------------
SINGAPORE (c)(f) 2.2%
-----------------------------------------------------------------------------
Singapore Government
      4.375% due 10/15/2005                 S$         1,300              771
      4.375% due 01/15/2009                              300              174
                                                               --------------
Total Singapore                                                           945
(Cost $940)                                                    ==============

-----------------------------------------------------------------------------
SOUTH KOREA 1.7%
-----------------------------------------------------------------------------
Korea Development Bank
      2.850% due 05/14/2001 (d)             DM           440              234
      1.875% due 02/13/2002                 JY        25,000              235
Korean Export-Import Bank
      7.250% due 06/25/2001                  $           260              258
                                                               --------------
Total South Korea                                                         727
(Cost $698)                                                    ==============

-----------------------------------------------------------------------------
SPAIN 3.6%
-----------------------------------------------------------------------------
Kingdom of Spain
      5.150% due 07/30/2009                 EC         1,390            1,464
      6.000% due 01/31/2029 (i)                           97              104
                                                               --------------
Total Spain                                                             1,568
(Cost $1,600)                                                  ==============

-----------------------------------------------------------------------------
SUPRANATIONAL (c)(f) 8.7%
-----------------------------------------------------------------------------
Asian Development Bank
      5.375% due 09/15/2003                 A$         1,000              635
European Investment Bank
      7.000% due 12/08/2003                 BP           400              661
      5.375% due 08/28/2007                 NK           500               61
Inter-American Development Bank
      7.125% due 11/26/2004                 BP            80              133
International Bank for Reconstruction & Development
      6.875% due 07/14/2000                              200              331
      7.000% due 09/18/2000                 N$           500              261
      7.250% due 04/09/2001                            1,376              720
      7.000% due 06/07/2002                 BP           100              165
      7.250% due 05/27/2003                 N$           890              461
World Bank
      7.250% due 01/16/2002                              480              251
     10.250% due 04/11/2002                 PP         2,000               45
                                                               --------------
Total Supranational                                                     3,724
(Cost $3,845)                                                  ==============

-----------------------------------------------------------------------------
SWEDEN (c)(f) 0.4%
-----------------------------------------------------------------------------
Kingdom of Sweden
     13.000% due 06/15/2001                 SK           900   $          125
      5.500% due 04/12/2002 (i)                          400               50
                                                               --------------
Total Sweden                                                              175
(Cost $183)                                                    ==============

-----------------------------------------------------------------------------
TUNISIA 0.2%
-----------------------------------------------------------------------------
Banque Centrale De Tunisie
      7.500% due 08/06/2009                 EC           100              105
                                                               --------------
Total Tunisia                                                             105
(Cost $102)                                                    ==============

-----------------------------------------------------------------------------
UNITED KINGDOM (c)(f) 2.7%
-----------------------------------------------------------------------------
Equitable
      8.000% due 08/29/2049 (d)             BP           700            1,152
                                                               --------------
Total United Kingdom                                                    1,152
(Cost $1,169)                                                  ==============

-----------------------------------------------------------------------------
UNITED STATES 69.9%
-----------------------------------------------------------------------------
Asset-Backed Securities 8.1%
AFC Home Equity Loan Trust
      5.693% due 12/22/2027 (d)              $           108              106
Banc One Auto Grantor Trust
      6.270% due 11/20/2003                               30               30
Chase Manhattan Grantor Trust
      6.610% due 09/15/2002                               37               37
Comed Transitional Funding Trust
      5.380% due 03/25/2002                               48               48
Conti Mortgage Home Equity Loan Trust
      6.010% due 12/25/2013                              486              484
Daimler-Benz Vehicle Trust
      5.230% due 12/20/2001                              170              170
Emergent Home Equity Loan Trust
      6.745% due 05/15/2012                               62               62
First Security Auto Owner Trust
      5.311% due 04/15/2002                              764              763
Illinois Power Special Purpose Trust
      5.390% due 06/25/2002                               39               39
Nissan Auto Receivables Grantor Trust
      5.450% due 04/15/2004                              120              120
Premier Auto Trust
      6.250% due 08/06/2001                              182              182
PSB Lending Home Loan Owner Trust
      6.830% due 05/20/2018                              110              110
Residential Asset Securities Corp.
      5.479% due 12/25/2013 (d)                          307              307
Salomon Brothers Mortgage Securities
      5.960% due 11/10/2029                              200              200
The Money Store Home Equity Trust
      6.490% due 10/15/2026                               30               30
United Panam Mortgage Loan Asset Backed Certificate
      5.830% due 09/25/2029                              680              680
USAA Auto Loan Grantor Trust
      5.800% due 01/15/2005                              107              107
                                                               --------------
                                                                        3,475
                                                               ==============
Corporate Bonds & Notes 16.9%
AES Corp.
     10.250% due 07/15/2006                               20               20
Associates Corp. of North America
      5.596% due 08/27/2001 (d)                          400              399
Bancomext Trust Division
      8.000% due 08/05/2003                               70               68
Beckman Instruments, Inc.
      7.100% due 03/04/2003                               22               21
Buckeye Technologies, Inc.
      8.000% due 10/15/2010                               20               18
Building Materials Corp.
      7.750% due 07/15/2005                               12               11
      8.000% due 10/15/2007                               12               11
Calpine Corp.
      7.875% due 04/01/2008                               26               25

                              1999 Semi-Annual Report See accompanying notes 123

Schedule of Investments

Global Bond Fund II
September 30, 1999 (Unaudited)
                                                   Principal
                                                      Amount            Value
                                                      (000s)           (000s)
-----------------------------------------------------------------------------
Century Communications Corp.
      0.000% due 03/15/2003                 $             26   $           18
CMS Energy
      8.125% due 05/15/2002                               26               26
CSC Holdings, Inc.
      9.875% due  04/01/2023                              26               27
CSFP Credit
      5.528% due 11/19/2004 (h)                        1,750            1,768
DaimlerChrysler NA Holdings
      5.748% due 08/23/2002 (d)                          420              419
Echostar Communications Corp.
      9.250% due 02/01/2006                               26               26
Flag Limited
      8.250% due 01/30/2008                               26               23
Garden State Newspapers
      8.750% due 10/01/2009                               16               15
General Motors Acceptance Corp.
      5.560% due 04/05/2004 (d)                        1,040            1,036
Hewlett-Packard Finance
      5.625% due 11/20/2000                 DM           100               56
Hollinger International Publishing
      8.625% due 03/15/2005                 $             20               20
Jones Intercable, Inc.
      8.875% due 04/01/2007                               26               27
K Mart Corp.
      9.350% due 01/02/2020                               26               28
Lehman Brothers Holdings, Inc.
      6.110% due 07/15/2002 (d)                          400              400
McLeodUSA, Inc.
      8.125% due 02/15/2009                               26               24
Merrill Lynch & Co.
      5.393% due 11/01/2001 (d)                          510              508
MGM Grand, Inc.
      6.950% due  02/01/2005                              10                9
Navistar International Corp.
      8.000% due 02/01/2008                               16               16
Orange PLC
      8.000% due 08/01/2008                               20               19
Polymer Group, Inc.
      9.000% due 07/01/2007                               16               15
Rogers Cantel, Inc.
      8.300% due 10/01/2007                               26               27
Salomon, Smith Barney Holdings
      3.650% due 02/14/2002 (f)                        1,408            1,371
Silgan Holdings, Inc.
      9.000% due 06/01/2009                               16               15
Sprint Corp.
      5.875% due 05/01/2004                               50               48
TCI Communications, Inc.
      6.185% due 04/01/2002 (d)                          300              305
Tennessee Valley Authority
      3.375% due 01/15/2007                              179              165
Texas Utilities Co.
      6.438% due 09/24/2001                              200              200
TV Guide, Inc.
      8.125% due 03/01/2009                               16               15
Unisys Corp.
     12.000% due 04/15/2003                               26               28
World Color Press, Inc.
      8.375% due 11/15/2008                               10               10
                                                               --------------
                                                                        7,237
                                                               ==============
Mortgage-Backed Securities 11.8%
Chase Mortgage Finance Corp.
      6.550% due 08/25/2028                              239              239
Citicorp Mortgage Securities, Inc.
      6.500% due 07/25/2028                              286              286
      6.500% due 03/25/2029                               10                9
Crusade Global Trust
      5.844% due 02/15/2030 (d)                        1,100            1,100
Federal National Mortgage Assn.
      5.500% due 02/25/2005                                7                7
      7.000% due 02/25/2020                              130              130
Government National Mortgage Assn.
      6.125% due 11/20/2021-12/20/2026 (d)(e)          1,174              617
      6.625% due 07/20/2022-09/20/2026 (d)(e)          1,785            1,301
      6.500% due 10/21/2029                              100               96
      7.000% due 10/21/2029                              980              962
      7.500% due 10/21/2029                               80               80
Structured Asset Mortgage Investments, Inc.
      6.584% due 06/25/2029 (d)                          229              223
                                                               --------------
                                                                        5,050
                                                               ==============
U.S. Government Agencies 11.6%
Federal Home Loan Bank
      6.000% due 05/12/2000 (d)                        1,600            1,579
Federal National Mortgage Assn.
      7.250% due 06/20/2002 (i)             N$           340              177
      6.500% due 07/10/2002 (i)             A$           200              132
      6.500% due 04/29/2009 (i)              $           700              670
Student Loan Marketing Assn.
      5.257% due 10/25/2007 (d)                          900              897
      5.495% due 04/25/2007 (d)                        1,561            1,558
                                                               --------------
                                                                        5,013
                                                               ==============
U.S. Treasury Obligations 21.5%
Treasury Inflation Protected Securities
      3.625% due 07/15/2002  (i)(j)          $         5,204            5,171
      3.625% due 07/15/2002  (i)(j)                    2,082            2,069
U.S. Treasury Bonds
      12.500%  due 08/15/2014                            830            1,202
U.S. Treasury Notes
      5.500%   due 02/29/2000 (b)                        100              100
      6.000%   due 08/15/2004                            680              687
                                                               --------------
                                                                        9,229
                                                               --------------
Total United States                                                    30,004
(Cost $30,117)                                                 ==============

-----------------------------------------------------------------------------
PURCHASED CALL OPTIONS 1.1%
-----------------------------------------------------------------------------
Japanese Yen vs. Euro (OTC)
      Strike @ 114.000 Exp. 12/22/1999      EC         3,700               67
Republic of Germany (OTC)
      4.750% due 07/04/2028
      Strike @ 65.000 Exp. 01/18/2000                    710              155
United Kingdom Gilt (OTC)
      8.000% due 06/10/2003
      Strike @ 95.000 Exp. 02/16/2000       BP         1,440              233
                                                               --------------
Total Purchased Call Options                                              455
(Cost $425)                                                    ==============

-----------------------------------------------------------------------------
PURCHASED PUT OPTIONS 1.1%
-----------------------------------------------------------------------------
Interest Rate Swap (OTC)
      Strike @ 6.280% Exp. 04/29/2002       $            600               69
Japanese Yen vs. Euro (OTC)
      Strike @ 125.000 Exp. 10/15/1999                   590                0
Japanese Yen vs. U.S. Dollar (OTC)
      Strike @ 120.000 Exp. 10/15/1999                 1,500                0
U.S. Treasury Bond (OTC)
      5.500% due 08/15/2028
      Strike @ 105.406 Exp. 10/01/1999                   380               60
United Kingdom Gilt (OTC)
      6.000% due 12/07/2028
      Strike @ 160.000 Exp. 02/10/2000                   300              197
United Kingdom Gilt (OTC)
      8.000% due 06/07/2021
      Strike @ 170.000 Exp. 01/18/2000                   340              168
                                                               --------------
Total Purchased Put Options                                               494
(Cost $460)                                                    ==============

-----------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 6.0%
-----------------------------------------------------------------------------
Certificates of Deposit 1.6%
Commerzbank AG
      6.200% due 05/10/2000 (d)                          680              675
                                                               --------------
Commercial Paper 3.3%
American Express
      5.340% due 10/27/1999                              500              498

124 PIMCO Funds See accompanying notes

                                                   Principal
                                                      Amount            Value
                                                      (000s)           (000s)
-----------------------------------------------------------------------------
General Electric Capital Corp.
      5.300% due 10/05/1999                 $            100   $          100
Procter & Gamble Co.
      5.280% due 10/20/1999                              800              798
                                                               --------------
                                                                        1,396
                                                               ==============
Repurchase Agreement 1.1%
State Street Bank
      4.800% due 10/01/1999                              482              482
      (Dated 09/30/1999. Collateralized by Federal
      National Mortgage Association
      5.650% 04/28/2000 valued at $496,509.
      Repurchase proceeds are $482,064.)
                                                               --------------
Total Short-Term Instruments                                            2,553
(Cost $2,558)                                                  ==============

Total Investments (a) 143.4%                                   $       61,541
(Cost $62,041)

Written Options (c) (0.2%)                                               (101)
(Premiums $90)

Other Assets and Liabilities (Net) (43.2%)                            (18,536)
                                                               --------------

Net Assets 100.0%                                              $       42,904
                                                               ==============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                      $          421

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (921)
                                                               --------------

Unrealized depreciation-net                                    $         (500)
                                                               ==============

(b) Securities with an aggregate market value of $100 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1999:

                                                   # of            Unrealized
Type                                          Contracts          Appreciation
-----------------------------------------------------------------------------
United Kingdom 90 Day LIBOR (09/2000)                 2                     1
United Kingdom 90 Day LIBOR (12/2000)                 2                     1
United Kingdom 90 Day LIBOR (03/2001)                 2                     2
United Kingdom 90 Day LIBOR (06/2001)                 2                     1
                                                               --------------
                                                               $            4
                                                               ==============

(c) Foreign forward currency contracts outstanding at September 30, 1999:

                          Principal
                             Amount                                Unrealized
                         Covered by       Settlement            Appreciation/
Type     Currency          Contract            Month           (Depreciation)
-----------------------------------------------------------------------------
Buy            A$               126          10/1999                        1
Sell                          1,232          10/1999                      (11)
Buy            BP               205          10/1999                        0
Sell                          2,052          10/1999                      (13)
Sell                            205          11/1999                        0
Buy            C$                24          10/1999                        0
Sell                            352          10/1999                       (3)
Sell           DK            14,360          10/1999                      (37)
Buy                           3,686          11/1999                        3
Sell                          9,111          11/1999                      (11)
Buy                           2,031          01/2000                        1
Sell                          3,803          01/2000                        1
Buy                           2,373          02/2000                        8
Sell                          1,639          02/2000                       (4)
Buy            EC             1,159          10/1999                       18
Sell                          1,604          10/1999                      (13)
Buy                           1,795          11/1999                       37
Sell                          1,619          11/1999                      (35)
Sell                            151          01/2000                       (5)
Sell                             84          02/2000                        1
Sell                             62          03/2000                       (1)
Sell           GD            50,518          01/2000                       (3)
Sell           H$            15,000          02/2000                       (6)
Sell                          8,953          09/2000                        0
Sell           JY            59,128          02/2000                      (17)
Buy            N$               474          10/1999                       (1)
Sell                          2,730          10/1999                       15
Sell                          3,726          11/1999                       23
Sell           NK               315          10/1999                        0
Sell                            227          02/2000                       (1)
Buy            PZ             1,047          01/2000                      (10)
Buy                             600          02/2000                       (5)
Buy                             480          03/2000                        1
Sell           S$             1,591          02/2000                       (3)
Buy            SK             3,500          10/1999                        5
Sell                          1,152          10/1999                        1
                                                               --------------
                                                               $          (64)
                                                               ==============

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Securities are grouped by coupon or range of coupons and represent a range of securities.

(f) Principal amount denoted in indicated currency:

         A$ - Australian Dollar
         BP - British Pound
         C$ - Canadian Dollar
         DK - Danish Krone
         EC - European Currency Unit
         GD - Greek Drachma
         H$ - Hong Kong Dollar
         JY - Japanese Yen
         N$ - New Zealand Dollar
         NK - Norwegian Kron
         PZ - Polish Zloty
         S$ - Singapore Dollar
         SK - Swedish Krona

                              1999 Semi-Annual Report See accompanying notes 125

Global Bond Fund II
September 30, 1999 (Unaudited)


--------------------------------------------------------------------------------
(g) Premium received on written options:

                                                # of
Type                                       Contracts         Premium       Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
         Strike @ 120.000 Exp. 11/20/1999         18       $      11   $       2
Put - CBOT U.S. Treasury Bond December Futures
         Strike @ 110.000 Exp. 11/20/1999         18               6           6
Put - OTC U.S.Treasury Note
         5.250% due 05/2004
         Strike @ 95.469 Exp. 10/15/1999         300               1           0
Put - OTC Japanese Yen vs. US Dollar
         Strike @ 120.000 Exp. 10/15/1999        600               3           0
Put - OTC Japanese Yen vs. Eurodollar
         Strike @ 125.000 Exp. 10/15/1999        590               8           0
Put - OTC Eurodollar vs. Japanese Yen
         Strike @ 112.000 Exp. 11/26/1999        450               6           8
Put - OTC 3 Month LIBOR Interest Rate Swap
         Strike @ 6.280%  Exp. 04/29/2000      1,000              40          74
Put - LIFFE EURIBOR September Futures
         Strike @ 96.000  Exp. 09/18/2000      5,000               5           4
Put - LIFFE BP 90 Day LIBOR 09/2000
         Strike @ 93.000  Exp. 09/20/2000      4,000              10           7
                                                            --------------------
                                                            $     90   $     101
                                                            ====================

(i) Subject to a financing transaction.

(j) Principal amount of the security is adjusted for inflation.

(k) Swap agreements outstanding at September 30, 1999:
                                                                      Unrealized
                                                       Notional     Appreciation
Type                                                     Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive fixed rate equal to 5.935% and pay floating rate based on 6 month BP-LIBOR.

Broker: Merrill Lynch
Exp. 11/05/2003                                     BP   1,700      $       (96)

Receive fixed rate equal to 6.949% and
pay floating rate based on 6 month LIBOR.

Broker: Merrill Lynch
Exp. 08/06/2003                                         1,400                 5
                                                                    -----------
                                                                    $       (91)
                                                                    ===========


126 PIMCO Funds See accompanying notes.

Schedule of Investments

Emerging Markets Bond Fund
September 30, 1999 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
ARGENTINA (e) 9.9%
--------------------------------------------------------------------------------

Republic of Argentina
     8.750% due 07/10/2002                           AP        100    $      83
    11.447% due 04/10/2005 (d)                        $        200          176
    11.000% due 10/09/2006                                     300          287
    11.375% due 01/30/2017                                   1,250        1,176
                                                                      ---------
Total Argentina                                                           1,722
(Cost $1,778)                                                         =========

--------------------------------------------------------------------------------
BRAZIL 25.9%
--------------------------------------------------------------------------------

Government of Brazil
     5.875% due 04/15/2006 (d)                        $        950          753
     5.938% due 04/15/2012 (d)                               1,500          917
     8.000% due 04/15/2014 (b)                               4,476        2,848
                                                                      ---------
Total Brazil                                                              4,518
(Cost $4,486)                                                         =========

--------------------------------------------------------------------------------
BULGARIA 5.2%
--------------------------------------------------------------------------------

Republic of Bulgaria
     6.500% due 07/28/2011 (d)                        $        500          354
     6.500% due 07/28/2024 (d)                                 800          550
                                                                      ---------
Total Bulgaria                                                              904
(Cost $896)                                                           =========

--------------------------------------------------------------------------------
COLOMBIA 3.9%
--------------------------------------------------------------------------------

Republic of Colombia
     8.625% due 04/01/2008                            $        850          684
                                                                      ---------
Total Colombia                                                              684
(Cost $697)                                                           =========

--------------------------------------------------------------------------------
JORDAN 0.8%
--------------------------------------------------------------------------------

Kingdom of Jordan
     5.500% due 12/23/2023 (d)                        $        250          148
                                                                      ---------
Total Jordan                                                                148
(Cost $150)                                                           =========

--------------------------------------------------------------------------------
KAZAKHSTAN 1.1%
--------------------------------------------------------------------------------

Republic of Kazakhstan
         13.625%  due      10/18/2004                 $        200          198
                                                                      ---------
Total Kazakhstan                                                            198
(Cost $198)                                                           =========

--------------------------------------------------------------------------------
MEXICO 18.5%
--------------------------------------------------------------------------------

Banco Nacional de Comercio Exterior
     7.250% due 02/02/2004                            $        500          454
Petroleos Mexicanos
     9.520% due 07/15/2005 (d)                                 250          238
United Mexican States
    10.375% due 02/17/2009                                     200          203
     6.250% due 12/31/2019                                     450          331
     5.874% due 12/31/2019                                     250          215
     5.875% due 12/31/2019 (d)                                 250          215
     6.250% due 12/31/2019                                     750          558
     6.068% due 12/31/2019 (d)                               1,000          853
    11.500% due 05/15/2026                                     150          165
                                                                      ---------
Total Mexico                                                              3,232
(Cost $3,221)                                                         =========

--------------------------------------------------------------------------------
PANAMA 2.8%
--------------------------------------------------------------------------------

Republic of Panama
     9.375% due 04/01/2029                            $        525          496
                                                                      ---------
Total Panama                                                                496
(Cost $487)                                                           =========

--------------------------------------------------------------------------------
PERU 2.1%
--------------------------------------------------------------------------------

Republic of Peru
     4.500% due 03/07/2017 (d)                        $         600         371
                                                                      ---------
Total Peru                                                                  371
(Cost $369)                                                           =========

--------------------------------------------------------------------------------
PHILIPPINES 2.9%
--------------------------------------------------------------------------------

Republic of Philippines
     8.875% due 04/15/2008                            $        100           98
     6.000% due 12/01/2009 (d)                                 210          192
     6.500% due 12/01/2017                                     250          210
                                                                      ---------
Total Philippines                                                           500
(Cost $481)                                                           =========

--------------------------------------------------------------------------------
POLAND 5.3%
--------------------------------------------------------------------------------

Republic of Poland
     5.000% due 10/27/2014 (d)                        $        775          528
     3.000% due 10/27/2024 (d)                                 650          396
                                                                      ---------
Total Poland                                                                924
(Cost $948)                                                           =========

--------------------------------------------------------------------------------
RUSSIA 2.3%
--------------------------------------------------------------------------------

Republic of Russia
     6.058% due 12/15/2015 (d)                        $        505           54
     6.063% due 12/15/2020 (d)(f)                              300           27
Russian Federation
     8.750% due 07/24/2005                                     700          294
    12.750% due 06/24/2028                                      50           23
                                                                      ---------
Total Russia                                                                398
(Cost $865)                                                           =========

--------------------------------------------------------------------------------
SOUTH KOREA 6.0%
--------------------------------------------------------------------------------

Korea Development Bank
     8.650% due 01/26/2000                            $        100          100
Korean Export-Import Bank
     7.100% due 03/15/2007                                     175          172
Republic of Korea
     8.750% due 04/15/2003                                     100          103
     8.875% due 04/15/2008                                     650          672
                                                                      ---------
Total South Korea                                                         1,047
(Cost $1,010)                                                         =========

--------------------------------------------------------------------------------
TUNISIA (c)(e) 1.8%
--------------------------------------------------------------------------------

Banque Centrale De Tunisie
     7.500% due 08/06/2009                           EC        300          315
                                                                      ---------
Total Tunisia                                                               315
(Cost $305)                                                           =========

--------------------------------------------------------------------------------
TURKEY 0.6%
--------------------------------------------------------------------------------

Republic of Turkey
    12.375% due 06/15/2009                            $        100          100
                                                                      ---------
Total Turkey                                                                100
(Cost $100)                                                           =========

--------------------------------------------------------------------------------
UNITED STATES 0.6%
--------------------------------------------------------------------------------

Corporate Bonds & Notes 0.6%
Ford Motor Credit Corp.
     5.596% due 08/27/2001 (d)                        $        100          100
                                                                      ---------
Total United States                                                         100
(Cost $100)                                                           =========

--------------------------------------------------------------------------------
URUGUAY 1.0%
--------------------------------------------------------------------------------

Banco Central Del Uruguay
     6.625% due 02/19/2006                            $        191          174
                                                                      ---------
Total Uruguay                                                               174
(Cost $190)                                                           =========



                                        Annual Report See accompanying notes 127

Emerging Markets Bond Fund
September 30, 1999 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
VENEZUELA 5.3%
--------------------------------------------------------------------------------

Republic of Venezuela
     6.313% due 12/18/2007 (d)                        $        607    $     471
     9.250% due 09/15/2027                                     700          461
                                                                      ---------
Total Venezuela                                                             932
(Cost $904)                                                           =========

--------------------------------------------------------------------------------
Short-Term Instruments 6.1%
--------------------------------------------------------------------------------

Commercial Paper 5.1%
Federal Home Loan Mortgage Corp.
     5.220% due 10/15/1999                                     900          898
                                                                      ---------
Repurchase Agreement 1.0%
State Street Bank
     4.800% due 10/01/1999                                     166          166
     (Dated 09/30/1999. Collateralized by
     Federal National Mortgage Association
     4.820% 12/18/2000 valued at $170,049.
     Repurchase proceeds are $166,022.)
                                                                      ---------
Total Short-Term Instruments                                              1,064
(Cost $1,064)                                                         =========

Total Investments (a) 102.1%                                          $  17,827
(Cost $18,251)

Other Assets and Liabilities (Net) (2.1%)                                  (372)
                                                                      ---------

Net Assets 100.0%                                                     $  17,455
                                                                      =========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $     281

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (705)
                                                                      ---------

Unrealized depreciation-net                                           $    (424)
                                                                      =========
(b) Subject to a financing transaction.

(c) Foreign forward currency contracts outstanding at September 30, 1999:

                        Principal
                           Amount
                       Covered by            Settlement        Unrealized
Type     Currency        Contract                 Month       Appreciation
--------------------------------------------------------------------------------
Sell           EC             299               10/1999      $           2

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Principal amount denoted in indicated currency:

         AP - Argentine Peso
         EC - European Currency Unit

(f) Security is in default.




128 PIMCO Funds See accompanying notes

Schedule of Investments

Strategic Balanced Fund
September 30, 1999 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 33.0%
--------------------------------------------------------------------------------

Banking & Finance 20.3%
AT&T Capital Corp.
     7.000% due 08/15/2001                            $        300    $     300
Bank of America Corp.
     6.625% due 06/15/2004                                   1,000          993
Bear Stearns Co., Inc.
     6.125% due 02/01/2003                                   1,100        1,071
Caithness Coso Fund Corp.
     6.800% due 12/15/2001                                   2,000        1,999
Caterpillar Financial Service Corp.
     6.875% due 08/01/2004                                   1,000        1,002
Countrywide Home Loans
     6.850% due 06/15/2004                                   1,000          997
Edison Funding
     6.050% due 12/17/1999                                   1,000        1,000
Finova Capital Corp.
     5.426% due 06/18/2003 (d)                               2,000        1,974
Ford Motor Credit Corp.
     5.790% due 03/21/2001 (d)                                 500          500
     5.570% due 07/16/2002 (d)                                 300          299
     5.460% due 10/15/2002 (d)                               1,000          995
     5.670% due 12/16/2002 (d)                                 200          199
     5.750% due 02/23/2004                                   1,000          961
General Motors Acceptance Corp.
     5.020% due 10/22/2001 (d)                                 100           99
     5.568% due 08/18/2003 (d)                               1,000          992
     5.560% due 04/05/2004 (d)                                 400          399
     6.850% due 06/17/2004                                   1,000        1,001
Hyatt Equities LLC
     6.800% due 05/15/2000                                   2,695        2,697
Lehman Brothers Holdings, Inc.
     5.733% due 02/27/2001 (d)                                 800          801
     5.823% due 06/03/2002 (d)                                 600          595
     6.110% due 07/15/2002 (d)                                 305          305
Merrill Lynch & Co.
     5.499% due 10/01/2003 (d)                               2,000        1,998
     5.920% due 03/17/2004 (d)                                 100          101
Nacional Financiera
     8.693% due 12/01/2000 (d)                                 500          498
NationsBank Corp.
     7.033% due 02/18/2002 (d)                                 100           96
New England Educational Loan Marketing
     5.270% due 06/11/2001 (d)                               2,000        1,997
Okobank
     6.561% due 09/27/2049 (d)                                 500          500
Popular, Inc.
     6.400% due 08/25/2000                                   2,000        1,998
Republic New York Corp.
     5.279% due 10/28/2002 (d)                                 100           99
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002                                   1,135        1,105
     5.588% due 04/02/2002 (d)                                 200          200
Wells Fargo Co.
     6.625% due 07/15/2004                                   1,000          994
Westdeutsche Landesbank
     6.050% due 01/15/2009                                   3,000        2,749
                                                                      ---------
                                                                         31,514
                                                                      =========
Industrials 8.1%
AMR Corp.
    10.000% due 02/01/2001                                     400          416
     9.430% due 05/10/2001                                   1,000        1,038
Conagra, Inc.
     5.711% due 06/12/2000 (d)                               2,000        1,997
DaimlerChrysler NA Holdings
     6.900% due 09/01/2004                                   1,000        1,005
DTE Capital Corp.
     8.350% due 11/15/2038 (d)                               1,000          983
El Paso Energy Corp.
     5.960% due 07/15/2001 (d)                                 200          200
Lockheed Martin Corp.
     6.850% due 05/15/2001                                   2,000        1,998
Norfolk Southern Corp.
     6.700% due 05/01/2000                                     100          100
Occidental Petroleum
     5.776% due 04/03/2000                                     600          600
Reliant Energy, Inc.
     6.375% due 11/01/2003                                   1,000          978
Sequa Corp.
     9.625% due 10/15/1999                                     300          300
Tyco International Group SA
     6.203% due 03/05/2001 (d)                                 300          299
U.S. West Capital Funding
     5.960% due 06/15/2000 (d)                               1,000          999
Waste Management, Inc.
     6.000% due 05/15/2001                                   1,500        1,443
Williams Co., Inc.
     5.950% due 02/15/2000 (d)                                 200          200
                                                                      ---------
                                                                         12,556
Utilities 4.6%                                                        =========
Arizona Public Service
     5.750% due 09/15/2000                                   2,000        1,988
Cleveland Electric/Toledo Edison
     7.190% due 07/01/2000                                     500          501
Florida Gas Transmission
     8.140% due 11/01/1999                                   1,000        1,002
New Century Energies, Inc.
     5.860% due 05/30/2000                                   1,000          997
System Energy Resources
     7.710% due 08/01/2001                                     650          659
Texas Utilities Co.
     6.064% due 06/25/2001                                   1,000          997
     6.410% due 11/21/2001                                   1,000          995
                                                                      ---------
                                                                          7,139
                                                                      ---------
Total Corporate Bonds & Notes                                            51,209
(Cost $51,515)                                                        =========

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.9%
--------------------------------------------------------------------------------

Student Loan Marketing Assn.
     5.129% due 06/30/2000 (d)                                 900          899
     5.483% due 01/25/2003 (d)                               2,297        2,296
     5.225% due 04/25/2004 (d)                                 220          219
     5.395% due 01/25/2007 (d)                                 591          590
     5.495% due 04/25/2007 (d)                                 468          467
                                                                      ---------
Total U.S. Government Agencies                                            4,471
(Cost $4,465)                                                         =========

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 8.7%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
     3.625% due 07/15/2002 (g)(h)                            4,059        4,034
     3.625% due 01/15/2008 (g)                                 206          200
U.S. Treasury Notes
     5.500% due 02/29/2000 (b)(d)                              215          215
     7.000% due 07/15/2006 (d)                               6,900        7,247
     5.375% due 01/31/2000 (b)(d)                            1,820        1,822
                                                                      ---------
Total U.S. Treasury Obligations                                          13,518
(Cost $13,486)                                                        =========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 34.4%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 14.9%
Countrywide Home Loans
     6.050% due 04/25/2029                                     300          296
Federal Home Loan Mortgage Corp.
     5.186% due 05/18/2000 (d)                               1,000          999
     6.500% due 11/15/2000                                      52           52
     5.500% due 07/15/2005                                     183          183
    10.150% due 04/15/2006                                       9            9
     7.000% due 05/15/2023                                   1,704        1,607
     6.500% due 08/15/2023                                     187          179
     6.500% due 03/15/2024                                     300          265
Federal National Mortgage Assn.
     6.740% due 08/25/2007                                     145          142
     5.700% due 06/25/2017                                   1,519        1,514
     9.500% due 06/25/2018                                     239          252
     6.500% due 06/25/2021                                     212          204
     4.000% due 01/25/2022                                     126          110



                                        Annual Report See accompanying notes 129

Strategic Balanced Fund
September 30, 1999 (Unaudited)
                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------

     5.000% due 04/25/2022                            $         48    $      43
     7.000% due 06/25/2023                                     261          245
     6.500% due 12/25/2023                                     145          129
First Plus Home Loan Trust
     6.060% due 09/10/2011                                   1,000          999
GE Capital Mortgage Services, Inc.
     6.250% due 12/25/2028                                   1,489        1,347
GMAC Commercial Mortgage Securities, Inc.
     6.150% due 11/15/2007                                     282          274
Greenwich
     6.685% due 04/25/2022 (d)                                 426          431
Housing Securities, Inc.
     5.864% due 07/25/2032 (d)                                 834          834
Independent National Mortgage Corp.
     7.237% due 11/25/2024 (d)                                 165          169
     7.729% due 11/25/2024 (d)                                  87           89
     8.350% due 06/25/2025                                     413          415
Morgan Stanley Capital
     6.590% due 10/03/2030                                     944          934
Norwest Asset Securities Corp.
     7.000% due 01/25/2028                                   2,421        2,399
     6.500% due 02/25/2029                                   2,000        1,842
     6.750% due 08/25/2029                                     469          462
PNC Mortgage Securities Corp.
     6.625% due 03/25/2028                                     362          356
     6.500% due 11/25/2029                                   1,000          921
Prudential Securities Secured Financing Corp.
     6.955% due 06/15/2008                                     993          995
Resecuritization Mortgage Trust
     5.630% due 04/26/2021 (d)                                 584          568
Residential Asset Securitization Trust
     6.500% due 03/25/2029                                     240          232
Residential Funding Mortgage Securities, Inc.
     6.500% due 11/25/2023                                   3,000        2,760
Resolution Trust Corp.
     8.000% due 06/25/2026                                     839          847
Structured Asset Securities Corp.
     5.553% due 12/25/2000  (d)                                108          108
                                                                      ---------
                                                                         23,211
                                                                      =========
Federal Home Loan Mortgage Corporation 2.1%
     6.500% due 10/14/2028                                   2,100        2,015
     7.500% due 10/14/2029                                   1,000        1,005
     8.500% due 03/01/2023                                     282          294
                                                                      ---------
                                                                          3,314
                                                                      =========
Federal Housing Administration 2.6%
     6.000% due 03/20/2028                                   1,895        1,755
     6.930% due 07/01/2014 (d)                                 544          503
     7.430% due 01/25/2023                                   1,744        1,769
                                                                      ---------
                                                                          4,027
                                                                      =========
Federal National Mortgage Association 2.3%
     5.500% due 10/14/2028                                   1,000          899
     6.130% due 03/01/2029 (d)                                 382          374
     6.500% due 09/01/2005                                     272          271
     6.841% due 12/01/2023 (d)                                 169          174
     8.500% due 07/01/2002-07/01/2025 (j)                    1,776        1,838
                                                                      ---------
                                                                          3,556
                                                                      =========
Government National Mortgage Association 12.0%
     6.000% due 10/21/2029                                   3,000        2,785
     6.375% due 04/20/2023-06/20/2027 (d)(j)                 1,527        1,549
     6.500% due 01/15/2024-10/21/2029 (j)                    5,199        4,946
     6.625% due 07/20/2023-08/20/2026 (d)(j)                   694          705
     6.875% due 01/15/2001-02/01/2040 (j)                    1,000        1,016
     7.000% due 01/20/2027-11/22/2029 (d)(j)                 6,736        6,601
     7.250% due 08/24/2024 (d)                                 400          404
     7.500% due 05/15/2017                                       6            6
     8.000% due 09/15/2006-11/15/2026 (j)                      263          270
     9.500% due 09/15/2009-10/15/2009 (j)                       97          104
    10.750% due 09/15/2000-10/15/2000 (j)                       27           28
    16.000% due 10/15/2011-04/15/2012 (j)                      151          180
                                                                      ---------
                                                                         18,594
                                                                      =========
Other Mortgage-Backed Securities 0.4%
Home Savings of America
     5.464% due 05/25/2027 (d)                                 607          591
                                                                      ---------
Stripped Mortgage-Backed Securities 0.1%
Collateralized Mortgage Obligation Trust (PO)
     0.000% due 04/23/2017                                      15           14
Federal Home Loan Mortgage Corp. (IO)
     6.500% due 08/15/2016                                     438           14
     7.000% due 02/15/2017                                     293            5
Federal National Mortgage Assn. (IO)
     6.500% due 05/25/2005                                     877          108
     6.500% due 09/25/2008                                     424           38
                                                                      ---------
                                                                            179
                                                                      ---------
Total Mortgage-Backed Securities                                         53,472
(Cost $54,171)                                                        =========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 4.6%
--------------------------------------------------------------------------------

Arcadia Automobile Receivables Trust
     6.500% due 06/17/2002                                     500          502
Contimortgage Home Equity Loan Trust
     6.370% due 10/15/2012 (d)                                 488          487
Empire Funding Home Loan Owner Trust
     7.160% due 05/25/2012                                     424          425
Green Tree Financial Corp.
     7.860% due 04/01/2031                                     400          402
Money Store Home Equity Trust
     6.550% due 09/15/2021                                   1,626        1,627
Saxon Asset Securities Trust
     5.613% due 05/25/2029 (d)                               2,665        2,667
WMC Mortgage Loan
     5.591% due 03/20/2028 (d)                               1,092        1,095
                                                                      ---------
Total Asset-Backed Securities                                             7,205
(Cost $7,201)                                                         =========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 0.8%
--------------------------------------------------------------------------------

Hydro Quebec
     5.188% due 09/29/2049 (d)                                 200          166
Republic of Korea
     8.281% due 04/08/2000 (d)                               1,000        1,004
                                                                      ---------
Total Sovereign Issues                                                    1,170
(Cost $1,165)                                                         =========

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(h) 6.3%
--------------------------------------------------------------------------------

Commonwealth of New Zealand
    10.000% due 03/15/2002                           N$        300          169
     5.500% due 04/15/2003                                     600          301
Tecnost International NV
     4.487% due 06/23/2004 (d)                       EC      8,600        9,399
                                                                      ---------
Total Foreign Currency-Denominated Issues                                 9,869
(Cost $9,579)                                                         =========

--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------

Eurodollar December Futures (CME)
     Strike @ 92.250 Exp. 12/13/1999                  $         88            0
                                                                      ---------
Total Purchased Put Options                                                   0
(Cost $1)                                                             =========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 29.7%
--------------------------------------------------------------------------------

Certificates of Deposit 1.3%
Sumitomo Bank
     5.970% due 01/26/2000                                   2,000        2,000
                                                                      ---------
Commercial Paper 23.1%
Alcoa
     5.720% due 03/14/2000                                   3,500        3,408
American Express
     5.730% due 02/09/2000                                   4,500        4,406
Bank One Corp.
     5.750% due 02/09/2000                                   5,000        4,895
Coca Cola Co.
     5.280% due 10/29/1999                                     300          299
Crown Cork & Seal Co.
     6.150% due 02/09/2000                                   5,000        4,888



130 PIMCO Funds See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------

Finova Capital Corp.
     5.850% due 01/26/2000                            $      5,000    $   4,905
Goldman Sachs Group
     5.720% due 02/09/2000                                   2,000        1,958
Heller Financial, Inc.
     5.790% due 01/26/2000                                   1,000          981
     5.790% due 02/09/2000                                   1,200        1,175
Monsanto Co.
     5.750% due 01/26/2000                                   5,000        4,907
Procter & Gamble Co.
     5.290% due 10/14/1999                                     400          399
TRW, Inc.
     6.220% due 02/09/2000                                     900          880
US West Capital Funding
     5.960% due 03/24/2000                                   1,000          971
Wisconsin Electric
     5.280% due 10/26/1999                                   1,800        1,793
                                                                      ---------
                                                                         35,865
                                                                      ---------
Repurchase Agreement 2.1%
State Street Bank
     4.800% due 10/01/1999                                   3,319        3,319
     (Dated 09/30/1999. Collateralized by Federal                     ---------
     National Mortgage Association
     5.310% 05/18/2001 valued at $3,385,546.
     Repurchase proceeds are $3,319,443.)

U.S. Treasury Bills (b)(j) 3.2%
     4.634% due 10/14/1999-02/17/2000                        5,050        5,009
                                                                      ---------

Total Short-Term Instruments                                             46,193
(Cost $46,192)                                                        =========

Total Investments (a) 120.4%                                          $ 187,107
(Cost $187,775)

Written Options (c) (0.0%)                                                 (132)
(Premiums $138)

Other Assets and Liabilities (Net) (20.4%)                              (31,628)
                                                                      ---------

Net Assets 100.0%                                                     $ 155,347
                                                                      =========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $     698

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (1,366)
                                                                      ---------

Unrealized depreciation-net                                           $    (668)
                                                                      =========

(b) Securities with an aggregate market value of $7,046
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
September 30, 1999:
                                                                     Unrealized
                                                 # of             Appreciation/
Type                                        Contracts            (Depreciation)
-------------------------------------------------------------------------------
Eurodollar March Futures (03/2000)                  1                 $      (2)
Eurodollar June Futures (06/2000)                   3                        (7)
Eurodollar September Futures (09/2000)             19                        (6)
Eurodollar December Futures (12/1999)               4                        (8)
Eurodollar December Futures (12/2000)              12                         2
S&P 500 Index (12/1999)                           298                    (4,254)
U.S. Treasury 10 Year Note (12/1999)                8                         4
                                                                      ---------
                                                                      $  (4,271)
                                                                      =========
(c) Premiums received on written options:

                                                   # of
Type                                          Contracts     Premium      Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
         Strike @ 118.00 Exp. 11/20/1999             16      $    3   $       5
Call - CBOT U.S. Treasury Bond December Futures
         Strike @ 120.00 Exp. 11/20/1999             73          16           7
Put - CBOT U.S. Treasury Bond December Futures
         Strike @ 110.00 Exp. 11/20/1999             79          34          25
Put - OTC U.S.Treasury Note
         5.250% due 05/2004
         Strike @ 95.469 Exp. 10/15/1999            600           2           0
Call - OTC Federal Home Loan Mortgage
         7.500% due 11/2029
         Strike @ 100.469 Exp. 11/08/1999            10           6           0
Put- OTC Federal Home Loan Mortgage
         7.500% due 11/2029
         Strike @ 99.594 Exp. 11/20/1999             10           6           0
Put - CME Eurodollar December Futures
         Strike @ 94.000 Exp. 12/13/1999            133          17          15
Put - CME Eurodollar December Futures
         Strike @ 94.250 Exp. 12/13/1999            130          25          34
Put - CME Eurodollar December Futures
         Strike @ 94.500 Exp. 12/13/1999             63          11          30
Put - CME Eurodollar December Futures
         Strike @ 93.500 Exp. 12/18/2000             43          18          16
                                                             ------------------
                                                             $  138   $     132
                                                             ==================

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Foreign forward currency contracts outstanding at September 30, 1999:

                        Principal
                           Amount
                       Covered by    Settlement                      Unrealized
Type     Currency        Contract         Month                   (Depreciation)
-------------------------------------------------------------------------------
Sell           EC           3,682       10/1999                       $     (41)
Sell                        5,149       11/1999                             (95)
                                                                      ---------
                                                                      $    (136)
                                                                      =========

(f) Principal amount denoted in indicated currency:

         EC - European Currency Unit
         N$ - New Zealand Dollar

(g) Principal amount of the security is adjusted for inflation.

(h) Subject to a financing transaction.

(i) Swap agreements outstanding at September 30, 1999:

                                                 Notional            Unrealized
Type                                               Amount          Appreciation
--------------------------------------------------------------------------------
Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.12%.

Broker: Lehman Brothers
Exp. 07/31/2000                                  $  7,615             $       0

(j) Securities are grouped by coupon or range of coupons and represent a range of maturities.



                                        Annual Report See accompanying notes 131

Schedule of Investments

Convertible Bond Funds
September 30, 1999 (Unaudited)
                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES (b)(c) 67.7%
--------------------------------------------------------------------------------

Banking & Finance 15.5%
ACOM Co. Limited
     0.000% due 03/31/2002                            $     50,000    $     639
American Express
     1.125% due 02/19/2003                                     800          972
Bell Atlantic Financial Services
     5.750% due 04/01/2003                                     740          748
Deutsche Bank Financial
     0.000% due 02/12/2017                                   1,300          612
Exchangeable Certs Corp.
     0.250% due 07/17/2006                                   1,000        1,000
Fuji International Finance Trust
     0.250% due 02/01/2002                                  24,000          232
Hellenic Finance
     2.000% due 07/15/2003                           EC        500          548
Morgan Stanley Dean Witter
     0.000% due 03/02/2006                            $        740          688
Swiss Life Finance Limited
     2.000% due 05/20/2005                                     600          575
                                                                      ---------
                                                                          6,014
                                                                      =========
Consumer Discretionary 5.6%
Amazon.Com, Inc.
     4.750% due 02/01/2009                                     400          468
Costco Wholesale Corp.
     0.000% due 08/19/2017                                     700          605
Home Depot, Inc.
     3.250% due 10/01/2001                                     100          297
Interpublic Group Co., Inc.
     1.870% due 06/01/2006                                     850          782
                                                                      ---------
                                                                          2,152
                                                                      =========
Energy 4.9%
Devon Energy Corp.
     4.900% due 08/15/2008                                     900          887
Diamond Offshore Drill
     3.750% due 02/15/2007                                     960        1,010
                                                                      ---------
                                                                          1,897
                                                                      =========
Health Care 5.7%
Alpharma, Inc.
     5.750% due 04/01/2005                                     380          503
Athena Neurosciences, Inc.
     4.750% due 11/15/2004                                     750          843
Wellpoint Health Network
     0.000% due 07/02/2019                                   1,500          872
                                                                      ---------
                                                                          2,218
                                                                      =========
Industrial 4.8%
Sanmina Corp.
     4.250% due 05/01/2004                                     700          782
Solectron Corp.
     0.000% due 01/27/2019                                   1,450          892
Tyco International Limited
     0.000% due 07/06/2010                                      65          181
                                                                      ---------
                                                                          1,855
                                                                      =========
Technology 26.3%
Affiliated Computer Services
     4.000% due 03/15/2005                                     300          343
ASM Lithography Holding
     2.500% due 04/09/2005                                   1,500          843
Comverse Technology, Inc.
     4.500% due 07/01/2005                                     100          226
Conexant Systems, Inc.
     4.250% due 05/01/2006                                     350          605
Exodus Communications, Inc.
     5.000% due 03/15/2006                                      75          241
Hewlett-Packard Co.
     0.000% due 10/14/2017                                   1,900        1,150
Intel Corp.
     4.000% due 09/01/2004                                     300          747
LSI Logic Corp.
     4.250% due 03/15/2004                                     200          367
Mindspring Enterprises
     5.000% due 04/15/2006                                     650          604
NTL, Inc.
     7.000% due 12/15/2008                                     300          510
Stmicroelectron
     0.000% due 09/22/2009                                   2,000        1,630
U.S. Cellular Corp.
     0.000% due 06/15/2015                                   1,600        1,026
Veritas Software Corp.
     1.856% due 08/13/2006                                   1,000        1,058
Xerox Corp.
     0.570% due 04/21/2018                                   1,550          862
                                                                      ---------
                                                                         10,212
                                                                      =========
Utilities 4.9%
AES Corp.
     4.500% due 08/15/2005                                     750          960
Clear Channel Communications
     2.625% due 04/01/2003                                     500          702
Telefonos De Mexico S.A.
     4.250% due 06/15/2004                                     230          219
                                                                      ---------
                                                                          1,881
                                                                      ---------
Total Convertible Bonds & Notes                                          26,229
(Cost $24,818)                                                        =========

--------------------------------------------------------------------------------
PREFERRED STOCK 0.9%
--------------------------------------------------------------------------------

                                                            Shares
Times Mirror Co. Pfd.
     4.250% due 03/15/2001                                   4,000          348
                                                                      ---------
Total Preferred Stock                                                       348
(Cost $423)                                                           =========

--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (b)(c) 26.7%
--------------------------------------------------------------------------------

                                                         Principal
                                                            Amount
                                                            (000s)
Banking & Finance 5.4%
Lincoln National Corp. Cvt. Pfd.
     7.750% due 08/16/2001                            $     18,000          377
National Australia Bank Cvt. Pfd.
     7.875% due 12/31/2049                                  14,500          397
Newell Financial Trust Cvt. Pfd.
     5.250% due 12/01/2027                                   9,200          373
Protective Life Corp. Capital Trust II Cvt. Pfd.
     6.500% due 02/16/2001                                   6,000          293
Tokai Bank Cvt. Pfd.
     2.750% due 10/01/2004                           JY     16,000          127
Union Pacific Capital Trust Cvt. Pfd.
     6.250% due  04/01/2028                           $     12,000          548
                                                                      ---------
                                                                          2,115
                                                                      =========
Energy 6.1%
Apache Corp. Cvt. Pfd.
     6.500% due 05/15/2002                                  17,000          680
Coastal Corp. Cvt. Pfd.
     6.625% due 08/16/2002                                  30,000          782
Kerr-McGee Corp. Cvt. Pfd.
     5.500% due 08/01/2004                                  23,000          903
                                                                      ---------
                                                                          2,365
                                                                      =========
Industrial 2.5%
Ingersoll-Rand Co. Cvt. Pfd.
     6.750% due 12/31/2049                                  17,900          470
Sealed Air Corp. Cvt. Pfd.
     4.000% due 04/01/2018                                   9,500          482
                                                                      ---------
                                                                            952
                                                                      =========
Technology 2.2%
Verio , Inc. Cvt. Pfd.
     6.750% due 08/01/2007                                  20,000          863
                                                                      ---------
Utilities 10.5%
Adelphia Communications Cvt. Pfd.
     5.500% due 12/31/2049                                   3,700          651
Cox Communications, Inc. Cvt. Pfd.
     7.000% due 08/16/2002                                  20,000        1,154
MediaOne Group, Inc. Cvt. Pfd.
     6.250% due 08/15/2001                                   4,500          472
Reliant Energy, Inc. Cvt. Pfd.
     7.000% due 07/01/2000                                   5,000          510



132 PIMCO Funds See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------

Utilicorp United Cvt. Pfd.
     9.750% due 11/16/2002                            $     30,000    $     758
Winstar Communications Cvt. Pfd.
     7.250% due 12/31/2049                                     600          528
                                                                      ---------
                                                                          4,073
                                                                      ---------
Total Convertible Preferred Stock                                        10,368
(Cost $10,919)                                                        =========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 4.1%
--------------------------------------------------------------------------------

Commercial Paper 3.6%
Bellsouth Telecom
     5.370% due 10/13/1999                                     100          100
Coca Cola Co.
     5.270% due 10/22/1999                                   1,100        1,097
Procter & Gamble Co.
     5.290% due 11/01/1999                                     200          199
                                                                      ---------
                                                                          1,396
                                                                      =========
Repurchase Agreement 0.5%
State Street Bank
     4.800% due 10/01/1999                                     186          186
     (Dated 09/30/1999. Collateralized by Federal
     National Mortgage Association
     5.300% 01/12/2001 valued at $190,542.
     Repurchase proceeds are $186,025.)
                                                                      ---------
Total Short-Term Instruments                                              1,582
(Cost $1,582)                                                         =========

Total Investments (a) 99.4%                                           $  38,527
(Cost $37,742)

Other Assets and Liabilities (Net) 0.6%                                     235
                                                                      ---------

Net Assets 100.0%                                                     $  38,762
                                                                      =========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $   2,573

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (1,788)
                                                                      ---------

Unrealized appreciation-net                                           $     785
                                                                      =========

(b) Foreign forward currency contracts outstanding at September 30, 1999:

                           Principal
                              Amount
                          Covered by         Settlement               Unrealized
Type     Currency           Contract              Month           (Depreciation)
--------------------------------------------------------------------------------
Sell           EC                763            10/1999               $     (10)
Sell                             529            11/1999                     (19)
Sell           JY             79,475            02/2000                     (16)
                                                                      ---------
                                                                      $     (45)
                                                                      =========

 (c) Principal amount denoted in indicated currency:

          EC - European Currency Unit
          JY - Japanese Yen



                                        Annual Report See accompanying notes 133

Schedule of Investments

StocksPLUS Fund
September 30, 1999 (Unaudited)


                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 39.1%
--------------------------------------------------------------------------------

Banking & Finance 26.5%
AT&T Capital Corp.
      7.110% due 09/13/2001 (d)                       $      2,100   $    2,102
      5.561% due 04/23/2002 (d)                              5,725        5,614
Bankers Trust Corp.
      5.525% due 05/11/2003 (d)                             20,000       19,981
CIT Group, Inc.
      6.200% due 10/20/2000                                 10,000        9,985
Finova Capital Corp.
      5.426% due 06/18/2003 (d)                             25,000       24,680
Ford Motor Credit Corp.
      7.020% due 10/10/2000                                 11,000       11,105
      5.663% due 03/19/2002                                    590          591
      5.570% due 07/16/2002 (d)                              6,500        6,488
      5.670% due 12/16/2002 (d)                              3,600        3,578
      5.565% due 02/13/2003 (d)                             15,000       14,907
General Motors Acceptance Corp.
      5.020% due 10/22/2001 (d)                              1,600        1,591
      5.895% due 12/17/2001 (d)                              2,000        2,012
      5.566% due 02/25/2002 (d)                              1,000          994
      5.568% due 08/18/2003 (d)                             35,300       35,015
      5.560% due 04/05/2004 (d)                              5,900        5,879
Goldman Sachs Group
      5.740% due 01/16/2001 (d)                              5,000        5,005
      5.468% due 01/25/2001 (d)                             10,000        9,983
      5.558% due 02/19/2004 (d)                             10,000       10,117
Heller Financial, Inc.
      5.846% due 09/25/2000 (d)                             15,500       15,480
Household Finance Corp.
      5.631% due 06/22/2001 (d)                              5,000        4,999
HRPT Properties Trust
      6.560% due 07/09/2007                                  5,000        4,993
Lehman Brothers Holdings, Inc.
      5.390% due 08/11/2000  (d)                             9,400        9,443
      6.110% due 07/15/2002  (d)                             2,700        2,700
      5.824% due 11/30/2006  (d)                             1,910        1,671
MBNA America Bank NA
      5.396% due 06/10/2004  (d)                            10,000        9,830
MFN Financial Corp.
      5.445% due 09/13/2001  (d)                             4,000        3,974
Mercury Finance Co.
     10.009% due 03/23/2001                                 16,000       15,030
Merrill Lynch & Co.
      5.190% due 10/10/2000 (d)                              3,000        3,014
      5.980% due 11/20/2000                                 10,000       10,021
      5.246% due 06/18/2001 (d)                             10,000       10,007
      5.760% due 01/11/2002 (d)                              8,550        8,567
      5.688% due 02/01/2002 (d)                             24,500       24,506
      5.564% due 02/04/2003 (d)                              6,000        6,024
Nacional Financiera
      8.693% due 12/01/2000 (d)                             10,000        9,950
Residential Reinsurance
      9.163% due 06/01/2000 (d)                              5,000        4,984
Salomon, Smith Barney Holdings
      5.875% due 02/01/2001                                  5,000        4,978
      3.650% due 02/14/2002 (f)                              2,102        2,046
      5.588% due 04/02/2002 (d)                              3,600        3,604
      5.250% due 03/26/2003                                  5,000        4,973
Tecnost International NV
      4.487% due 06/23/2004 (d)                             34,100       37,267
                                                                     ----------
                                                                        367,688
                                                                     ==========
Industrials 9.2%
Amerco, Inc.
      6.890% due 10/15/2000                                 16,800       16,196
Black & Decker
      6.060% due 12/20/2001 (d)                              7,250        7,273
COFIRI International, Inc
      5.295% due 10/27/2000 (d)                              2,000        1,993
CSX Corp.
      5.790% due 06/15/2000 (d)                             10,000        9,981
El Paso Energy Corp.
      5.960% due 07/15/2001 (d)                              4,600        4,594
Limited, Inc.
      6.281% due 11/22/2000 (d)                             26,500       26,500
Marlin Water Trust
      7.090% due 12/15/2001                                  4,049        4,049
Merita
      5.378% due 12/01/2005 (d)                              1,000        1,001
Norfolk Southern Corp.
      6.700% due 05/01/2000                                  2,600        2,611
Petroleos Mexicanos
      7.600% due 06/15/2000                                  2,050        2,063
      9.520% due 07/15/2005 (d)                             15,000       14,288
Stone Container Corp.
     10.750% due 10/01/2002                                  3,435        3,547
TCI Communications, Inc.
      6.150% due 04/03/2002 (d)                             11,600       11,785
      6.210% due 03/11/2003 (d)                              4,000        4,086
Tenneco, Inc.
     10.075% due 02/01/2001                                  1,400        1,452
TRW, Inc.
      5.930% due 06/28/2000 (d)                              8,900        8,885
Tyco International Group SA
      6.203% due 03/05/2001 (d)                              3,700        3,693
Williams Co., Inc.
      5.950% due 02/15/2000 (d)                              4,200        4,198
                                                                     ----------
                                                                        128,195
                                                                     ==========
Utilities 3.4%
Beaver Valley Funding Corp.
      8.250% due 06/01/2003                                  1,804        1,824
Niagara Mohawk Power
      7.125% due 07/01/2001                                  6,805        6,833
North Atlantic Energy
      9.050% due 06/01/2002                                    910          924
Public Service Enterprise Group, Inc.
      5.761% due 11/22/2000 (d)                             15,000       15,034
Telecom Argentina
      9.375% due 06/12/2000                                 18,100       18,213
Western Massachusetts Electric
      7.750% due 12/01/2002                                  4,000        4,082
                                                                     ----------
                                                                         46,910
                                                                     ----------
Total Corporate Bonds & Notes                                           542,793
(Cost $541,482)                                                      ==========

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.7%
--------------------------------------------------------------------------------

Student Loan Marketing Assn.
      5.483% due 01/25/2003 (d)                              3,410        3,409
      5.165% due 07/25/2004 (d)                                383          380
      5.225% due 10/25/2005 (d)                             10,429       10,393
      5.333% due 04/25/2006 (d)                              3,814        3,798
      5.395% due 01/25/2007 (d)                             10,572       10,551
      5.495% due 04/25/2007 (d)                              9,052        9,038
                                                                     ----------
Total U.S. Government Agencies                                           37,569
(Cost $37,503)                                                       ==========

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 12.1%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities (h)
      3.625% due 07/15/2002                                 99,601       98,979
      3.625% due 01/15/2008                                 10,317        9,989
U.S. Treasury Notes
      5.375% due 01/31/2000 (b)                             59,385       59,459
                                                                     ----------
Total U.S. Treasury Obligations                                         168,427
(Cost $168,317)                                                      ==========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 17.5%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 9.3%
Bank Mart
      6.883% due 03/01/2019 (d)(g)                           6,149        6,261
Countrywide Home Loans
      6.050% due 04/25/2029                                  6,600        6,520
Donaldson, Lufkin & Jenrette
      7.040% due 10/17/2020 (d)                                184          190
Federal Home Loan Mortgage Corp.
      5.186% due 05/18/2000 (d)                             20,000       19,984
      7.000% due 06/15/2023                                  2,216        2,222
      6.500% due 08/15/2023                                  9,709        9,612



134 PIMCO Funds See accompanying notes

                                                         Principal
                                                            Amount
                                                            (000s)       (000s)
--------------------------------------------------------------------------------

Federal National Mortgage Assn.
      7.417% due 04/25/2020 (d)                       $         24   $       23
      6.500% due 05/18/2024                                  4,329        4,297
GE Capital Mortgage Services, Inc.
      6.300% due 09/25/2023                                  2,000        1,985
      6.250% due 10/25/2028                                  1,062        1,056
Greenwich
      6.657% due 10/25/2022 (d)                                 15           16
Headlands Mortgage Securities, Inc.
      7.250% due 11/25/2027                                 10,456       10,348
ICI Funding Corp. Secured Assets Corp.
      7.650% due 07/25/2028                                 11,146       11,214
Norwest Asset Securities Corp.
      6.750% due 08/25/2029                                  9,651        9,515
PaineWebber Mortgage
      6.506% due 02/25/2001 (d)                                589          587
PNC Mortgage Securities Corp.
      6.625% due 03/25/2028                                  8,922        8,789
Residential Asset Securitization Trust
      6.500% due 03/25/2029                                  4,792        4,647
Residential Funding Mortgage Securities, Inc.
      6.140% due 03/25/2018 (d)                              1,947        1,930
Resolution Trust Corp.
      5.838% due 05/25/2029 (d)                                174          174
Structured Asset Mortgage Investments, Inc.
      9.054% due 06/25/2029                                 21,189       22,257
Structured Asset Securities Corp.
      5.553% due 12/25/2000 (d)                              1,131        1,130
TMA Mortgage Funding Trust
      5.719% due 01/25/2029                                  6,325        6,325
                                                                     ----------
                                                                        129,082
                                                                     ==========
Federal Home Loan Mortgage Corporation 0.8%
      6.371% due 07/01/2019 (d)                              2,979        2,939
      6.756% due 06/01/2022 (d)                                490          505
      7.030% due 12/01/2022 (d)                                624          640
      7.500% due 10/14/2029                                  7,250        7,283
      8.500% due 04/01/2025-06/01/2025 (j)                     197          204
                                                                     ----------
                                                                         11,571
                                                                     ==========
Federal National Mortgage Association 1.4%
      5.730% due 05/01/2017-11/01/2028 (d)(j)                5,716        5,598
      5.737% due 08/01/2029 (d)                                333          325
      5.740% due 07/01/2018 (d)                                573          564
      5.746% due 05/01/2036 (d)                                271          264
      5.753% due 11/01/2035 (d)                                498          487
      5.754% due 04/01/2018 (d)                                118          116
      5.758% due 05/01/2036 (d)                              5,644        5,504
      5.900% due 02/01/2031 (d)                                 99           97
      6.500% due 09/01/2005                                  5,989        5,953
      6.719% due 05/01/2022 (d)                                369          380
                                                                     ----------
                                                                         19,288
                                                                     ==========
Government National Mortgage Association 5.4%
      6.000% due 11/23/2029 (d)                             20,000       19,956
      6.125% due 12/20/2022-12/20/2027 (d)(j)               10,664       10,764
      6.375% due 02/20/2026-02/20/2028 (d)(j)               23,525       23,773
      6.625% due 07/20/2018-07/20/2023 (d)(j)               19,482       19,816
                                                                     ----------
                                                                         74,309
                                                                     ==========
Other Mortgage-Backed Securities 0.5%
Allied Waste North America, Inc.
      8.188% due 07/30/2006 (d)                              2,273        2,261
      8.250% due 07/30/2007 (d)                                636          636
      8.438% due 07/30/2007 (d)                              1,728        1,720
California Federal Savings & Loan
      6.609% due 01/01/2019 (d)                                 27           27
Fund America
      6.719% due 06/25/2023 (d)                                137          141
J.P. Morgan & Co.
      6.813% due 01/25/2018 (d)                                614          602
Resolution Trust Corp.
      6.642% due 12/25/2023 (d)                                 20           21
Structured Asset Securities Corp.
      6.513% due 09/25/2036 (d)                                990        1,010
                                                                     ----------
                                                                          6,418
                                                                     ==========
Stripped Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp. (IO)
      6.500% due 08/15/2006                                  2,897          164
      7.500% due 08/15/2019                                  1,030           50
Federal National Mortgage Assn. (IO)
      6.000% due 11/25/2000                                    301            9
      7.000% due 07/25/2006                                    366           29
      6.500% due 02/25/2021 (d)                              3,468          267
      7.000% due 07/25/2021                                    833          122
      6.500% due 03/25/2023                                  4,903          574
                                                                     ----------
                                                                          1,215
                                                                     ----------
Total Mortgage-Backed Securities                                        241,883
(Cost $242,990)                                                      ==========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 2.8%
--------------------------------------------------------------------------------

AFC Home Equity Loan Trust
      5.489% due 06/25/2028 (d)                             13,908       13,867
Allied Waste North America, Inc.
      8.438% due 07/30/2007 (d)                                364          364
Argentina Funding Corp.
      5.553% due 05/20/2003 (d)                             16,000       16,000
Bayview Financial Acquisition
      5.889% due 02/25/2029 (d)                              6,634        6,638
Community Trust Bancorp, Inc.
      6.500% due 09/15/2003                                  1,521        1,515
                                                                     ----------
Total Asset-Backed Securities                                            38,384
(Cost $38,404)                                                       ==========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 3.0%
--------------------------------------------------------------------------------

Air Canada
      6.238% due 07/31/2005(d)                              12,000       10,560
Cemex SA
     10.750% due 07/15/2000                                  3,650        3,741
Hydro Quebec
      5.188% due 09/29/2049(d)                               1,000          831
Nacional Financiera
      6.875% due 05/08/2003(d)                               1,000          955
Republic of Argentina
      5.938% due 03/31/2005(d)                                 186          163
     11.447% due 04/10/2005(d)                               7,000        6,169
United Mexican States
      6.768% due 06/27/2002(d)                              10,000        9,710
      9.060% due 04/07/2004(d)                               9,000        9,050
                                                                     ----------
Total Sovereign Issues                                                   41,179
(Cost $42,911)                                                       ==========

--------------------------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 2.1%
--------------------------------------------------------------------------------

Commonwealth of New Zealand
      4.500% due 02/15/2016                          N$      9,750        5,038
Export-Import Bank Korea
      3.162% due 10/06/2000 (d)                      DM     11,370        6,037
Kingdom of Sweden
     10.250% due 05/05/2000                          SK      1,000          127
Korea Development Bank
      2.560% due 06/26/2001                          JY  1,000,000        9,548
United Mexican States
      8.750% due 05/30/2002                          BP      3,000        4,895
      7.000% due 06/02/2003                          C$      6,000        3,850
                                                                     ----------
Total Foreign Currency-Denominated Issues                                29,495
(Cost $29,438)                                                       ==========

--------------------------------------------------------------------------------
PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------

U.S. Treasury Bond December Futures (CBOT)
      Strike @ 130.00 Exp. 11/20/1999                 $        826           13
                                                                     ----------
Total Purchased Call Options                                                 13
(Cost $30)                                                           ==========

--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------

Eurodollar December Futures (CME)
      Strike @ 93.000 Exp. 12/13/1999                          500            3
      Strike @ 92.250 Exp. 12/13/1999                        1,270            6
      Strike @ 92.000 Exp. 12/13/1999                        2,000           10
      Strike @ 92.000 Exp. 12/13/1999                        2,575           13
                                                                     ----------
Total Purchased Put Options                                                  32
(Cost $104)                                                          ==========


                              1999 Semi-Annual Report See accompanying notes 135

StocksPlus Fund
September 30, 1999 (Unaudited)
                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 21.3%
--------------------------------------------------------------------------------

Certificates of Deposit 3.0%
Sumitomo Bank
      5.970% due 01/26/2000                           $     42,000   $   42,003
                                                                     ----------
Commercial Paper 15.3%
American Express Co.
      5.650% due 02/09/2000                                 20,000       19,589
Associates First Capital Corp.
      5.690% due 01/27/2000                                 17,600       17,272
      5.750% due 01/27/2000                                 20,000       19,641
Bellsouth Telecom
      5.620% due 02/09/2000                                 13,100       12,832
Coca Cola Co.
      5.280% due 10/29/1999                                  3,300        3,286
Crown Cork & Seal Co.
      6.150% due 02/09/2000                                 17,500       17,108
Eastman Kodak Co.
      5.720% due 01/26/2000                                 10,000        9,822
Finova Capital Corp.
      5.870% due 01/26/2000                                  7,000        6,875
Ford Motor Credit Corp.
      5.690% due 01/26/2000                                 14,000       13,741
General Electric Capital Corp.
      5.670% due 02/09/2000                                 10,000        9,794
General Motors Acceptance Corp.
      5.720% due 02/04/2000                                 15,000       14,700
Heller Financial, Inc.
      5.790% due 01/26/2000                                 13,900       13,653
      5.790% due 02/09/2000                                 13,800       13,522
KFW International Finance, Inc.
      5.280% due 10/13/1999                                  7,400        7,387
TRW, Inc.
      6.220% due 02/09/2000                                 10,000        9,799
Williams Holdings
      5.360% due 01/25/2000                                 20,000       19,647
Wisconsin Electric
      5.280% due 10/20/1999                                  3,300        3,291
                                                                     ----------
                                                                        211,959
                                                                     ==========
Repurchase Agreements 1.3%
State Street Bank
      4.800% due 10/01/1999                                  8,270        8,270
      (Dated 09/30/1999. Collateralized by Federal Home
      Loan Bank 6.315% 08/24/2001 valued at $8,436,887.
      Repurchase proceeds are $8,271,103.

Daiwa Securities
      5.000% due 10/01/1999                                 10,000       10,000
      (Dated 09/30/1999. Collateralized by U.S. Treasury
      Note 5.625% 12/31/1999 valued at $10,217,647.
      Repurchase proceeds are $10,001,389.)                          ----------
                                                                         18,270
                                                                     ==========
U.S. Treasury Bills (b) 1.7%
      4.606% due 10/14/1999-01/13/2000                      23,590       23,517
                                                                     ----------

Total Short-Term Instruments                                            295,749
(Cost $295,669)                                                      ==========

Total Investments (a) 100.6%                                         $1,395,524
(Cost $1,396,848)

Written Options (c) (0.1%)                                               (1,576)
(Premiums $1,373)

Other Assets and Liabilities (Net) (0.5%)                                (7,529)
                                                                     ----------

Net Assets 100.0%                                                    $1,386,419
                                                                     ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $    5,641

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (6,965)
                                                                     ----------

Unrealized depreciation-net                                          $   (1,324)
                                                                     ==========

(b) Securities with an aggregate market value of $82,976 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1999:

                                                          # of      Unrealized
Type                                                   Contracts  (Depreciation)
--------------------------------------------------------------------------------
Eurodollar June Futures (06/2000)                              216   $     (612)
Eurodollar September Futures (09/2000)                         192         (586)
Eurodollar December Futures (12/2000)                           61         (184)
S&P 500 Index (12/1999)                                      3,472      (53,745)
                                                                     ----------
                                                                     $  (55,127)
                                                                     ==========
(c) Premiums received on written options:

                                                # of
Type                                       Contracts         Premium       Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
      Strike @ 120.00 Exp. 11/20/1999            652      $      104 $        71
Call - CBOT U.S. Treasury Bond December Futures
      Strike @ 118.00 Exp. 11/20/1999            215              43          64
Put - CBOT U.S. Treasury December Bond Futures
      Strike @ 110.00 Exp. 11/20/1999            761             333         250
Put - OTC U.S.Treasury Note
      5.250% due 05/2004
      Strike @ 95.469 Exp. 10/15/1999          7,500              31           0
Put - CME Eurodollar December Futures
      Strike @ 94.250 Exp. 12/13/1999          2,065             418         537
Put - CME Eurodollar December Futures
      Strike @ 94.500 Exp. 12/13/1999            800             137         380
Put - CME Eurodollar December Futures
      Strike @ 94.000 Exp. 12/13/1999          2,328             286         256
Put - LIFFE BP 90 Day LIBOR 09/2000
      Strike @ 93.000 Exp. 9/20/2000          10,000              21          18
                                                           ---------------------
                                                           $   1,373 $     1,576
                                                           =====================

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Foreign forward currency contracts outstanding at September 30, 1999:

                     Principal
                        Amount                              Unrealized
                    Covered by             Settlement    Appreciation/
Type    Currency      Contract                  Month   (Depreciation)
------------------------------------------------------------------------
 Sell         BP         3,022                10/1999   $         (10)
 Sell         C$         5,773                10/1999             (46)
 Sell         EC        40,679                10/1999            (453)
 Sell                   12,843                01/2000            (246)
 Sell                    3,340                02/2000              25
 Sell         JY     1,017,009                02/2000            (202)
 Sell         N$         8,553                10/1999              72
 Sell                    1,251                11/1999              11
 Buy          PZ       102,100                01/2000          (1,155)
 Buy                    25,000                02/2000            (341)
                                                        -------------
                                                        $      (2,345)
                                                        =============



136 PIMCO Funds See accompanying notes

--------------------------------------------------------------------------------
(f) Principal amount denoted in indicated currency:

         BP        -       British Pound
         C$        -       Canadian Dollar
         DM        -       German Mark
         EC        -       European Currency Unit
         JY        -       Japanese Yen
         N$        -       New Zealand Dollar
         PZ        -       Polish Zloty
         SK        -       Swedish Krona

(g) Restricted security.

(h) Principal amount of the security is adjusted for inflation.

(i) Swap agreements outstanding at September 30, 1999:

                                                                    Unrealized
                                                       Notional    Appreciation/
Type                                                    Amount    (Depreciation)
--------------------------------------------------------------------------------
Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.130%.

Broker: Morgan Stanley & Co.
Exp. 09/29/2000                                      $      68,991   $        0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.140%.

Broker: J.P. Morgan Securities, Inc.
Exp. 04/28/2000                                             21,000            0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.120%.

Broker: Lehman Brothers, Inc.
Exp. 06/30/2000                                             61,378            0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.120%.

Broker: J.P. Morgan Securities, Inc.
Exp. 03/17/2000                                             99,460            0

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.950%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                              2,400          (25)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                              1,100          (14)
                                                                     ----------
                                                                     $      (39)
                                                                     ==========
(j) Securities grouped by coupon or range of coupons and represent a range of maturities.


                            1999 Semi-Annual Report See accompanying notes  137

Schedule of Investments

Municipal Bond Fund
September 30, 1999 (Unaudited)

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
-----------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 100.3%
-----------------------------------------------------------------------------------
Arizona 4.4%
Pima County, Arizona Industrial Development Authority
Multi-Family Revenue Bonds, (HUD SECT 8 Insured),
Series 1998, 5.375% due 06/01/2010                         $    1,210   $    1,225

Scottsdale, Arizona Industrial Development Authority
Hospital Revenue Bonds, (AMBAC Insured),
Series 1997 A, 6.500% due 09/01/2004                            1,130        1,229
                                                                        -----------
                                                                             2,454
                                                                        ===========
California 14.8%
Alameda, California Harbor Bay Business Pk Assmt
Revenue Bonds, Series 1998, 5.000% due 09/02/2006                 360          351

Capistrano, California Unified School District
Special Tax, Series 1999, 5.000% due 09/01/2008                   350          340

City of San Jose Redevelopment Agency Merged
Area Project, Tax Allocation Bonds, (MBIA Insured),
Series 1993, 6.000% due 08/01/2015                                500          534

Fresno, California Unified School District
General Obligation Unlimited Bonds,
(MBIA Insured), Series 1999, 5.800% due 08/01/2014                445          466

Irvine, California Special Assessment Bond,
Series 1998, 4.800% due 09/02/2004                                150          147

Irvine, California Special Assessment Bond,
Series 1998, 4.900% due 09/02/2005                                310          301

Irvine, California Special Assessment Bond,
Series 1998, 5.000% due 09/02/2006                                150          145

Irvine, California Special Assessment Bond,
Series 1999, 5.000% due 09/02/2005                                350          344

Irvine, California Special Assessment Bond,
Series 1999, 5.100% due 09/02/2006                                535          524

Irvine, California Special Assessment Bond,
Series 1999, 5.200% due 09/02/2007                                255          248

Lake Elsinore California School Refunding Bonds,
Series 1998, 5.000% due 09/01/2006                                350          343

Los Angeles County Transportation Commission,
Sales Tax Revenue Refunding Bonds, Series 1991 B
6.500% due 07/01/2013                                           1,000        1,050

Metropolitan Water District Southern California
General Obligation Unlimited Bond, Series 1998
4.750% due 03/01/2037                                           1,000          833

Montebello, California Unified School District
General Obligation Unlimited Bonds, (MBIA Insured),
Series 1999, 0.000% due 08/01/2023                                895          222

Orange County, California Improvement Bond,
Series 1998 A, 4.900% due 09/02/2005                              245          239

Pittsburg, California Infrastructure Refunding
Bonds, Series 1998 A, 4.900% due 09/02/2003                       150          152

Pittsburg, California Infrastructure Refunding
Bonds, Series 1998 A, 5.000% due 09/02/2004                       150          152

Riverside County, California Special Tax
Refunding Bonds,  Series 1999, 4.200%
due 09/01/2001                                                    300          297

Riverside County, California Special Tax,
 Series 1999 4.700% due 09/01/2005                                170          166

Roseville, California Special Tax, Series 1999
5.000% due 09/01/2004                                             350          348

Sacramento County, California Refunding Bonds,
Series 1998, 4.900% due 09/02/2005                                300          292

San Pablo, California Redevelopment Agency,
Series 1999, 5.100% due 12/01/2009                                360          358

West Sacramento, California Refunding Bonds,
Series 1998, 5.000% due 09/02/2004                                350          347
                                                                        -----------
                                                                             8,199
                                                                        ===========

Colorado 6.4%
Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998 A, 5.000% due 12/01/2009                            1,390        1,317

El Paso County, Colorado School District
6.500% due 12/01/2012                                           2,000        2,215
                                                                        -----------
                                                                             3,532
                                                                        ===========

Florida 4.4%
Gainesville, Florida Revenue Bonds, Series 1979
6.200% due 10/01/2002                                             300          305

Jacksonville Electric Authority, Bulk Power Supply
System Revenue Bonds, (Prerefunded 10/01/00),
Scherer 4-1-A Project, Issue One, Series 1991,
6.750% due 10/01/2021                                           1,000        1,044

Orange County, Florida, Health Facilities Authority
Revenue Bond, Series 1996 A, 6.250% due 10/01/2011              1,000        1,106
                                                                        -----------
                                                                             2,455
                                                                        ===========

Illinois 1.9%
State of Illinois, Sales Tax Revenue Refunding Bonds,
Series 1992 Q, 6.000% due 06/15/2012                            1,000        1,058
                                                                        -----------

Indiana 2.1%
Indiana Local Public Improvement Bonds Bank,
Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014                                           1,000        1,130
                                                                        -----------
Louisiana 1.5%
Louisiana Local Government Environment Facility
Community Development Authority Revenue Bonds,
(AMBAC Insured), Series 1999, 4.500% due 12/01/2018             1,000          843
                                                                        -----------

Massachusetts 1.2%
Massachusetts State Development Finance Agency,
(ACA Insured), Series 1999, 4.600% due 03/01/2009                 400          384

Massachusetts State Development Finance Agency,
Series 1998, 4.700% due 11/01/2007                                210          202

Massachusetts State Development Finance Agency,
Series 1998, 4.800% due 11/01/2008                                 90           86
                                                                        -----------
                                                                               672
                                                                        ===========

Michigan 2.2%
Michigan State Environmental Protection General
Obligation Bonds, Series 1992, 6.250% due 11/01/2012            1,100        1,196
                                                                        -----------

Minnesota 1.8%
New Richland, Minnesota Revenue Bond,
Series 1998, 4.500% due 08/01/2004                              1,000          992
                                                                        -----------

Missouri 0.7%
Kansas City Missouri Industrial Development Authority
Hospital Revenue Bonds, (MBIA Insured), Series 1985
3.000% due 10/15/2015 (b)                                         400          400
                                                                        -----------

New Hampshire 2.0%
New Hampshire Turnpike System, Refunding
Revenue Bonds, (FGIC Insured), Series 1991 A
6.750% due 11/01/2011                                           1,000        1,116
                                                                        -----------

New Jersey 3.5%
New Jersey Economic Development
Authority Revenue Bond, Series 1998,
0.000% due 04/01/2013                                           1,595          652

New Jersey Economic Development
Authority Revenue Bond, Series 1998
4.750% due 05/15/2002                                             365          361

New Jersey Economic Development
Authority Revenue Bond, Series 1998
5.600% due 01/01/2012                                           1,000          953
                                                                        -----------
                                                                             1,966
                                                                        ===========

138 PIMCO Funds See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
-----------------------------------------------------------------------------------
New Mexico 2.5%
Los Alamos County, Utility Revenue Bonds,
Series 1994 A, 6.000% due 07/01/2008                       $    1,000   $    1,068

Santa Fe County, El Castillo Retirement
Nursing Home Bonds, Series 1998 A
5.250% due 05/15/2007                                             315          304
                                                                        -----------
                                                                             1,372
                                                                        ===========

New York 15.5%
New York City General Obligation Bonds,
(LOC-KBC Bank Insured), Series 1993,
4.000% due 08/01/2016 (b)                                         500          500

New York City General Obligation Bonds,
Series 1995 B, 6.750% due 08/15/2003                            1,000        1,075

New York City General Obligation Bonds,
Series 1996 A, 7.000% due 08/01/2007                            1,000        1,121

New York City General Obligation Bonds,
Series 1996, 5.875% due 08/01/2024                              1,000          994

New York State Dorm Authority Mental Health
Services Revenue Bonds, Series 1997 B,
 6.000% due 08/15/2005                                          1,850        1,955

New York State Environmental Facilities
Special Obligation Revenue Bonds, Series 1996
5.125% due 04/01/2022                                           1,000          913

State of New York Thruway Authority Revenue Bonds,
(AMBAC-TCRS Insured), Series 1996
6.000% due 04/01/2005                                           1,000        1,066

State of New York Thruway Authority Revenue Bonds,
(MBIA Insured), Series 1995 A, 5.500% due 04/01/2015            1,000          999
                                                                        -----------
                                                                             8,623
                                                                        ===========

North Carolina 5.9%
North Carolina Eastern Municipal Power
6.500% due 01/01/2018                                           1,990        2,219

North Carolina Municipal Power Agency, Catawaba
Electric Revenue Bonds, (AMBAC Insured),
Series 1992, 6.000% due 01/01/2008                              1,000        1,068
                                                                        -----------
                                                                             3,287
                                                                        ===========

North Dakota 1.9%
Mercer County Pollution Control Revenue Bonds,
Series 1991, 6.900% due 02/01/2019                              1,000        1,049
                                                                        -----------

Ohio 3.7%
Cleveland Water and Sewer Refunding and
Improvement Revenue Bonds, (MBIA Insured),
Series 1993 G, Number 1, 5.500% due 01/01/2021                  1,000          988

Ohio State Water Development Authority Pollution
Control Revenue Bonds, (MBIA Insured),
Series 1995, 6.000% due 06/01/2005                              1,000        1,069
                                                                        -----------
                                                                             2,057
                                                                        ===========
Pennsylvania 2.9%
Delaware County, Pensylvania Hospital Revenue
Bonds, Series 1998, 4.900% due 12/01/2008                         100           96

Pittsburgh, Pennsylvania General Obligation Bonds,
(AMBAC Insured), Series 1993 A,
5.500% due 09/01/2014                                           1,525        1,533
                                                                        -----------
                                                                             1,629
                                                                        ===========
South Carolina 1.8%
Medical University South Carolina Hospital Facilities
Revenue Bonds, Series 1999, 5.700% due 07/01/2012               1,000          989
                                                                        -----------

Tennessee 3.5%
Memphis-Shelby County Tennessee Airport Authority
Special Facilities and Project Revenue Bonds,
Series 1997, 5.350% due 09/01/2012                              1,000          983

Nashville & Davidson County, Tennessee
Revenue Bonds, Series 1998, 4.450% due 08/01/2007               1,000          963
                                                                        -----------
                                                                             1,946
                                                                        ===========

Texas 10.1%
Bexar, Texas Metro Water District Waterworks
System Revenue Bonds, (MBIA Insured),
Series 1998, 0.000% due 05/01/2035                              2,190          257

Board of Regents of the University of Texas System,
Revenue Financing System Refunding Bonds,
Prefunded and Unrefunded Series 1991 B
6.750% due 08/15/2013                                             735          773

Brazos River Authority Texas Revenue Bonds,
(MBIA Insured), Series 1998, 4.900% due 10/01/2015              1,500        1,378

Houston, Texas, Water & Sewer System Revenue
Bonds, Series 1993 B, 5.000% due 12/01/2018                     2,000        1,827

Midlothian Texas Independent School District,
(PSF-GTD Insured), Series 1999
0.000% due 02/15/2018                                           1,000          324

University of Texas Revenue Bonds, Series 1996
5.250% due 08/15/2007                                           1,000        1,026
                                                                        -----------
                                                                             5,585
                                                                        ===========

Washington State 2.1%
Bellevue Washington Convention Center Authority
Special Obligation Revenue Bond, (MBIA Insured),
Series 1994, 0.000% due 02/01/2024                              1,000          239

Washington State Public Power Supply System
Nuclear Project Revenue Bonds, (BIG Insured),
Series 1989, 0.000% due 07/01/2014                              1,270          554

Washington State General Obligation Bond,
Series 1997, 0.000% due 07/01/2017                              1,000          359
                                                                        -----------
                                                                             1,152
                                                                        ===========

Washington, D.C. 1.5%
Washington D.C. Convention Center Authority
Dedicated Tax Revenue Bonds, (AMBAC Insured),
Series 1998, 4.750% due 10/01/2028                              1,000          816
                                                                        -----------

Wisconsin 2.0%
Southeast Wisconsin Professional Baseball Park
District Sales Tax Revenue Bonds, (MBIA Insured),
Series 1998, 5.500% due 12/15/2018                              1,150        1,128
                                                                        -----------

Total Municipal Bonds & Notes                                               55,646
                                                                        ===========
(Cost $55,724)


-----------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 0.2%
-----------------------------------------------------------------------------------
State Street Global Advisors Tax Free Money Market
3.039% due 10/01/1999                                             117          116
                                                                        -----------

Total Short-Term Instruments                                                   116
                                                                        ===========
(Cost $117)

Total Investments (a) 100.5%                                            $   55,762
(Cost $55,841)

Other Assets and Liabilities (Net) (0.5%)                                     (260)
                                                                        -----------

Net Assets 100.0%                                                       $   55,502
                                                                        ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost                                                                $      974

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value                                                                  (1,053)
                                                                        -----------

Unrealized depreciation-net                                             $      (79)
                                                                        ===========

(b) Variable rate security. The rate listed is as of September 30, 1999.

                              1999 Semi-Annual Report See accompanying notes 139

Schedule of Investments

California Intermediate Municipal Bond
September 30, 1999 (Unaudited)


                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
-----------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 107.6%
-----------------------------------------------------------------------------------
CALIFORNIA 107.6%
Anaheim, California Public Financing
Authority Revenue Bond, 4.625% due 10/01/2027              $      150   $      152

California Educational Facilities Authority,
Series A, 5.700% due 10/01/2015                                   135          138

California Pollution Control Financing Authority,
Series A, 4.500% due 08/01/2003                                   150          150

California Pollution Control Financing Authority,
Series B, 3.750% due 12/01/2024                                   150          150

California State Department Water Resources Center,
Series J-3, 5.800% due 12/01/2004                                 250          268

California State Veterans Bond, Series A
8.000% due 10/01/2005                                              40           47

California State Veterans Bond, Series BL
5.300% due 12/01/2012                                             500          495

Chula Vista, California Industrial Development
Revenue Bond, Series B, 3.900% due 12/01/2021                     150          150

Concord, California Judgement Obligation
4.250% due 09/01/2002                                             145          146

Long Beach, California Harbor Revenue Bonds,
Series 1993, 4.700% due 05/15/2004                                150          152

Los Angeles, California Airports Improvement Revenue
Bonds, (LOC - Wachovia Bank of Georgia Insured),
Series 1984, 2.850% due 12/01/2024 (b)                            100          100

Los Angeles, California State Building Authority Lease
Revenue Bonds, Series 1999 A, 4.600% due 10/01/2007               150          149

Los Angeles, California Unified School District
General Obligation Bonds, (MBIA Insured), Series 1999 C
4.750% due 07/01/2010                                              30           29

Metropolitan Water District Southern California
General Obligation Bonds, Series 1993 A1
7.250% due 03/01/2007                                             150          176

Orange County California Public Financing Authority,
Series 1997, 5.500% due 12/01/2005                                500          518

San Francisco California Bay Area, Series 1999
4.250% due 07/01/2004                                             150          150

San Francisco California City & County  International
Airport Revenue, (FGIC Insured), Series 1996 12-A
5.625% due 05/01/2007                                             100          106

San Pablo California Redevelopment Agency Revenue,
Series 1979, 8.000% due 10/01/2011                                105          121

Santa Margarita/Dana Point Authority California Revenue,
(MBIA Insured), Series 1994, 7.250% due 08/01/2006                150          173
                                                                        -----------


Total Municipal Bonds & Notes                                                3,370
(Cost $3,367)                                                            ==========

-----------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 0.7%
-----------------------------------------------------------------------------------
R & T California Money Market
2.870% due 10/01/1999                                              23           23
                                                                        -----------
Total Short-Term Instruments                                                    23
(Cost $23)                                                              ===========

                                                                           Value
                                                                          (000s)
-----------------------------------------------------------------------------------
Total Investments (a) 108.3%                                           $     3,393
(Cost $3,390)

Other Assets and Liabilities (Net) (8.3%)                                     (260)
                                                                       ------------
Net Assets 100.0%                                                      $     3,133
                                                                       ============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost                                                               $         7

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value                                                                      (4)
                                                                       ------------
Unrealized appreciation-net                                            $         3
                                                                       ------------
(b) Variable rate security. The rate listed is as of  September 30,
     1999.

140 PIMCO Funds See accompanying notes


Schedule of Investments

New York Intermediate Municipal Bond
September 30, 1999 (Unaudited)


                                                              Principal
                                                                 Amount    Value
                                                                 (000s)   (000s)
-----------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 111.0%
-----------------------------------------------------------------------------------
NEW YORK 111.0%
Amherst, New York,
Series A, 5.500% due 12/01/2008                            $      150   $      158

Baldwin, New York Unified Free School District
5.100% due 09/01/2007                                             140          143

Edmeston, New York Central School District
5.100% due 06/15/2007                                             150          153

Genesee County, New York General Obligation Bonds,
(FGIC Insured), Series 1999, 5.000% due 08/15/2007                150          152

Long Island Power Authority New York Electric System
Revenue Bonds, (AMBAC Insured),
Series 1998 A, 5.250% due 12/01/2004                              140          145

Muni Assistance Corporation For City New York,
Series 1997, 5.750% due 07/01/2003                                150          157

New York City General Obligation Bonds,
(MBIA Insured), Series 1994, 3.750% due 08/15/2022 (b)            150          150

New York City General Obligation Bonds,
(MBIA Insured), Series 1994, 3.950% due 08/15/2003 (b)            100          100

New York City General Obligation Bonds,
Series 1996, 5.500% due 08/01/2004                                150          155

New York City General Obligation Bonds,
Series 1997, 5.300% due 06/01/2012                                150          149

New York City Municipal Authority
Water & Sewer Revenue, (FGIC Insured), Series 1995
3.950% due 06/15/2025                                             150          150

New York State Dormitory Authority Revenue Bond,
(MBIA Insured), Series 1999, 4.750% due 07/01/2006                150          150

New York State Dormitory Authority Revenue Bonds,
(AMBAC Insured), Series 1998, 5.000% due 07/01/2002               150          153

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 1999, 4.750% due 07/01/2006                 95           95

New York State Dormitory Authority Revenue,
(FSA Insured), Series 1998, 4.750% due 07/01/2008                 150          148

New York State Local Government Assistance Corp.,
(MBIA Insured), Series 1997-B, 5.125% due 04/01/2013              150          146

New York State Mortgage Agency Revenue,
Series 1997, 5.200% due 10/01/2008                                145          145

New York State Power Authority
Revenue & General Purpose, Series 1972-E
5.500% due 01/01/2010                                             145          146

New York State Thruway Authority Service
Contract Revenue, (MBIA Insured), Series 1999
4.900% due 04/01/2008                                             150          150

New York State, Series 1998, 4.750% due 03/01/2004                145          146

Port Authority New York & New Jersey,
(FGIC Insured), Series 1999, 5.000% due 09/15/2005                150          152

Rockland County New York Solid Waste Management
Authority, Series 1999 A, 4.800% due 12/15/2005                   145          144

Triborough Bridge & Tunnel Authority Revenue,
Series 1999 B, 5.500% due 01/01/2005                              150          156
                                                                       ------------

Total Municipal Bonds & Notes                                                3,343
(Cost $3,350)                                                           ===========

-----------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 1.2%
-----------------------------------------------------------------------------------
R & T New York Money Market
2.970% due 10/01/1999                                      $       36   $       36
                                                                        -----------
Total Short-Term Instruments                                                    36
(Cost $16)                                                              ===========

Total Investments (a) 112.2%                                            $    3,379
(Cost $3,386)

Other Assets and Liabilities (Net) (12.2%)                                    (369)
                                                                        -----------
Net Assets 100.0%                                                       $    3,010
                                                                        ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost                                                                $        2

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value                                                                      (9)
                                                                        -----------
Unrealized depreciation-net                                             $       (7)
                                                                        ===========

(b) Variable rate security. The rate listed is as of September 30, 1999.

                              1999 Semi-Annual Report See accompanying notes 141

Schedule of Investments

Short Duration Municipal Income Fund
September 30, 1999 (Unaudited)

                                                             Principal
                                                                Amount       Value
                                                                (000s)       (000s)
-----------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 103.2%
-----------------------------------------------------------------------------------
Alabama 4.8%
Alabama State Industrial Access
Road and Bridge Corp., 4.700% due 06/01/2001               $      500   $      504
                                                                        -----------
Arizona 0.9%
Arizona State Transportation Board
7.000% due 07/01/2000                                             100          101
                                                                        -----------
Colorado 3.9%
Denver, Colorado City and County Revenue Bond
8.100% due 11/15/2000                                             200          208

Denver, Colorado City and County
Special Facilities Airport Revenue Bond,
Series A, 4.500% due 01/01/2000                                   200          200
                                                                        -----------
                                                                               408
                                                                        ===========
Florida 9.6%
Florida State Board of Education Capital
Outlay General Obligation Bond,
Series 1997 B, 6.500% due 06/01/2000                              500          509

Port Palm Beach District Florida Revenue,
(MBIA Insured), Series 1999 A, 4.200% due 09/01/2001              500          499
                                                                        -----------
                                                                             1,008
                                                                        ===========
Georgia 18.7%
Dalton, Georgia Utilities Revenue Bond
4.750% due 01/01/2001                                             950          957

Fulton County Georgia Water & Sewer Revenue Bond,
(FGIC Insured), Series 1992, 5.625% due 01/01/2001                500          509

Walker County, Georgia School District,
Series 1997, 4.500% due 02/01/2002                                500          503
                                                                        -----------
                                                                             1,969
                                                                        ===========
Hawaii 4.8%
Hawaii State General Obligation Bonds,
Series 1993, 5.500% due 07/01/2001                                500          511
                                                                        -----------
Indiana 2.4%
Indiana State Educational Facilities
Authority Revenue Bonds,
Series 1998, 4.000% due 0/15/2000                                 250          250
                                                                        -----------
Massachusetts 4.7%
Massachusetts State General Obligation Bonds,
Series 1999, 4.000% due 02/01/2001                                500          499
                                                                        -----------
Minnesota 2.6%
Minnesota State Higher Education Facilities
Authority Revenue, Series 1998,
4.500% due 03/01/2001                                             270          271
                                                                        -----------
Missouri 2.6%
Missouri State Housing Development Community
Mortgage Revenue Bonds, (GNMA/FNMA Insured),
Series 1996, 7.100% due 09/01/2027                                250          271
                                                                        -----------
Nevada 4.7%
Carson City Nevada School District
6.600% due 04/01/2001                                             485          500
                                                                        -----------
New Jersey 1.5%
Cherry Hill, New Jersey,
Series A, 5.125% due 07/15/2003                                   150          154
                                                                        -----------
New York 8.8%
New York State Dormitory Authority Revenue Bond,
(MBIA Insured), Series 1999, 4.300% due 07/01/2002                500          499

New York State Dormitory Authority Revenue Bonds,
(AMBAC Insured), Series 1998, 5.000% due 07/01/2002               420          427
                                                                        -----------
                                                                               926
                                                                        ===========
Ohio 4.8%
Ohio State Public Facilities,
Series 1993-II-B, 4.625% due 12/01/2000                    $      500   $      504
                                                                        -----------
Pennsylvania 4.8%
Dauphin County, Pensylvania General Authority Bond,
Series II, 4.450% due 09/01/2032                                  500          503
                                                                        -----------
South Carolina 2.4%
Sumter County South Carolina School District,
(SCSDE Insured), Series 1999, 4.375% due 04/01/2001               250          251
                                                                        -----------
Texas 18.9%
Midlothian Texas Independent School District,
(PSF-GTD Insured), Series 1999, 0.000% due 02/15/2001             500          472

San Antonio, Texas Independent School District,
Series 1999, 4.100% due 08/15/2001                                500          500

Tarrant County, Texas Water Control & Refund & Import,
(AMBAC Insured), Series 1992, 5.750% due 03/01/2013             1,000        1,021
                                                                        -----------
                                                                             1,993
                                                                        ===========
Wisconsin 1.4%
Wisconsin State Health & Education
Facilities Authority Revenue, (MBIA Insured),
Series 1991, 6.000% due 11/15/2000                                150          153
                                                                        -----------
Wyoming 0.9%
Lincoln County, Wyoming Environmental Improvement
Revenue Bonds, Series 1995, 3.200% due 11/01/2025 (b)             100          100
                                                                        -----------
Total Municipal Bonds & Notes                                               10,876
(Cost $10,873)                                                          ===========


-----------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 0.2%
-----------------------------------------------------------------------------------


State Street Global Advisors Tax Free Money Market
   3.039% due 10/01/1999                                           17           17
                                                                        -----------
Total Short-Term Instruments                                                    17
(Cost $17)                                                              ===========

Total Investments (a) 103.4%                                            $   10,893
(Cost $10,890)

Other Assets and Liabilities (Net) (3.4%)                                     (357)
                                                                        -----------
Net Assets 100.0%                                                       $   10,536
                                                                        ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost                                                                $       11

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value                                                                      (8)
                                                                        -----------
Unrealized appreciation-net                                             $        3
                                                                        ===========

(b) Variable rate security. The rate listed is as September 30, 1999


142 PIMCO Funds See accompanying notes

Notes to Financial Statements

September 30, 1999 (Unaudited)

1. Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 28 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). The Long Duration Fund had not commenced operations as of September 30, 1999. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the "Institutional Classes") of the Trust. Certain detailed financial information for the A, B, C and D Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Strategic Balanced, Convertible Bond and StocksPLUS Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the Strategic Balanced, Convertible Bond and StocksPLUS Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend and distributions.

                                                    1999 Semi-Annual Report  143

September 30, 1999 (Unaudited)

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the Strategic Balanced, Convertible Bond and StocksPLUS Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the Strategic Balanced, Convertible Bond and StocksPLUS Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. A Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. Certain Funds are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

144 PIMCO Funds

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. which serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.15% for the Money Market Fund, 0.20% for the Short Duration Municipal Income Fund, 0.40% for the Strategic Balanced, Convertible Bond and StocksPLUS Funds, 0.45% for the Emerging Markets Bond and 0.25% for all other Funds.

                                                     1999 Semi-Annual Report 145

September 30, 1999 (Unaudited)

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class's average daily net assets. The Administration Fee for the Institutional Classes is charged at the annual rate of 0.18% for the Total Return and Low Duration Funds, 0.19% for the Short Duration Municipal Income Fund, 0.20% for the Moderate Duration, Short-Term and Money Market Funds, 0.24% California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds, 0.30% for the Global Bond and Global Bond II Funds, 0.40% for the Emerging Markets Bond and Convertible Bond Funds and 0.25% for all other Funds. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.35% for the Short-Term, Money Market and Municipal Bond Funds, 0.45% for the Foreign Bond and Global Bond II Fund, 0.55% for the Emerging Markets Bond Fund and 0.40% for all other Funds. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Short-Term, Total Return and Low Duration Funds, 0.35% for the Municipal Bond Fund, 0.45% for the Foreign Bond Fund and 0.40% for all other Funds.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during current fiscal year.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Funds average daily net assets attributable to each class):

                                                        Effective Rate                         Allowable Rate
                                        ---------------------------------------------------------------------------------
                                        Distribution Fee (%)  Servicing Fee (%)  Distribution Fee (%)  Servicing Fee (%)
----------------------         ------------------------------------------------------------------------------------------
Class A
Money Market Fund                                         --               0.10                    --               0.20
All other Funds                                           --               0.25                    --               0.25

Class B
All Funds                                                0.75              0.25                   0.75              0.25

Class C
Total Return, Long-Term U.S. Govt.,
High Yield, Foreign Bond, Global Bond II
and Emerging Markets Bond Funds                          0.75              0.25                   0.75              0.25
Low Duration Fund, California
Intermediate Municipal Bond and
New York Intermediate Municipal
Bond Funds                                               0.50              0.25                   0.50              0.25
Real Return Bond, StocksPLUS
and Municipal Bond Funds                                 0.50              0.25                   0.75              0.25
Short-Term Fund and Short Duration
Municipal Income Fund                                    0.30              0.25                   0.75              0.25
Money Market Fund                                         --               0.10                    --               0.20

Class D
Foreign Bond Fund                                         --               0.25                    --               0.70
Total Return, Low Duration and
Short-Term Funds                                          --               0.25                    --               0.50
Municipal Bond Fund                                       --               0.25                    --               0.60
All other Funds                                           --               0.25                    --               0.65

146 PIMCO Funds

PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 1999, PFD received $5,858,339 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trusts executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trusts Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 1999, were as follows (amounts in thousands):

                                          U.S. Government/Agency              All Other
                                       -------------------------------------------------------
                                         Purchases         Sales     Purchases          Sales
----------------------------------------------------------------------------------------------
Total Return Fund                      $23,255,503   $38,945,812   $27,139,903   $ 4,360,485
Total Return Fund II                     1,388,836     1,415,612       343,276       132,343
Total Return Fund III                      672,806       708,257       151,097        40,044
Moderate Duration Fund                     205,535       209,548        97,311        22,033
Low Duration Fund                        1,121,701     1,598,675     1,489,622       536,811
Low Duration Fund II                       219,160       278,793        56,161        19,599
Low Duration Fund III                        8,959        13,305         5,651         3,611
Short-Term Fund                             24,898        41,101       123,147        62,778
Long-Term U.S. Govt Fund                   666,424       757,092       212,143        12,546
High Yield Fund                                  0             0     1,170,815       597,168
Total Return Mortgage Fund                  20,858         9,016           458        12,121
Low Duration Mortgage Fund                   4,340         4,167        13,005        12,072
Real Return Bond Fund                      200,021        90,606        23,217         6,459
Foreign Bond Fund                          566,643       516,127     1,355,018     1,412,435
Global Bond Fund                           212,559       215,145       557,170       534,212
Global Bond Fund II                         30,998        31,618        84,680        80,334
Emerging Markets Bond Fund                       0             0        33,595        22,062
Strategic Balanced Fund                     83,397        45,333        43,983         8,667
Convertible Bond Fund                            0             0        78,016        42,278
StocksPLUS Fund                            386,466       276,094       344,577       169,817
Municipal Bond Fund                              0             0        28,197        27,452
California Int. Municipal Bond Fund          3,810         3,818         5,368         1,900
New York Int. Municipal Bond Fund                0             0         9,802         6,459
Short Duration Municipal Income Fund             0             0        21,336        10,660

                                                     1999 Semi-Annual Report 147

September 30, 1999 (Unaudited)

5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                            Total Return Fund                        Total Return Fund II
                                            --------------------------------------------------      ------------------------
                                            Period Ended 09/30/1999      Year Ended 03/31/1999      Period Ended 09/30/1999
                                              Shares         Amount        Shares       Amount        Shares         Amount
                                            --------------------------------------------------      ------------------------
Receipts for shares sold

  Institutional Class                        407,900   $ 4,142,903       865,137   $ 9,217,995        39,983   $   395,385
-----------------------------------------   ---------------------------------------------------     ------------------------
  Administrative Class                       126,115     1,276,532       165,308     1,767,082           910         9,031
-----------------------------------------   ---------------------------------------------------     ------------------------
  Other Classes                              114,710     1,171,099       160,449     1,709,684             0             0
-----------------------------------------   ---------------------------------------------------     ------------------------

Issued as reinvestment of distributions

  Institutional Class                         54,142       548,307       152,580     1,621,248         2,772        27,301
-----------------------------------------   ---------------------------------------------------     ------------------------
  Administrative Class                         4,494        45,455         7,521        79,793           141         1,386
-----------------------------------------   ---------------------------------------------------     ------------------------
  Other Classes                                6,065        61,516        11,969       127,090             0             0
-----------------------------------------   ---------------------------------------------------     ------------------------

Cost of shares redeemed

  Institutional Class                       (240,724)   (2,441,895)     (474,696)   (5,071,068)      (22,786)     (223,659)
-----------------------------------------   ---------------------------------------------------     ------------------------
  Administrative Class                       (35,367)     (358,561)      (27,767)     (296,106)       (1,311)      (12,977)
-----------------------------------------   ---------------------------------------------------     ------------------------
  Other Classes                              (44,890)     (455,531)      (42,934)     (458,229)            0             0
-----------------------------------------   ---------------------------------------------------     ------------------------

Net increase (decrease) resulting from
  Fund share transactions                    392,445   $ 3,989,825       817,567   $ 8,697,489        19,709   $   196,467
=========================================   ===================================================     =======================

                                              Total Return Fund II                    Total Return Fund III
                                             ----------------------     ---------------------------------------------------
                                             Year Ended 03/31/1999      Period Ended 09/30/1999      Year Ended 03/31/1999
                                              Shares        Amount        Shares         Amount        Shares       Amount
                                             ----------------------     ---------------------------------------------------
Receipts for shares sold
  Institutional Class                         47,982   $   496,483        16,727   $   150,720        18,305   $   175,032
-----------------------------------------    ----------------------     ---------------------------------------------------
  Administrative Class                         7,593        79,589           157         1,417           169         1,618
-----------------------------------------    ----------------------     ---------------------------------------------------
  Other Classes                                    0             0             0             0             0             0
-----------------------------------------    ----------------------     ---------------------------------------------------

Issued as reinvestment of distributions

  Institutional Class                          6,253        64,838         1,636        14,759         4,287        40,765
-----------------------------------------    ----------------------     ---------------------------------------------------
  Administrative Class                           507         5,036             8            73            16           151
-----------------------------------------    ----------------------     ---------------------------------------------------
  Other Classes                                    0             0             0             0             0             0
-----------------------------------------    ----------------------     ---------------------------------------------------

Cost of shares redeemed

  Institutional Class                        (12,604)     (131,415)       (1,967)      (17,814)       (8,139)      (79,250)
-----------------------------------------    ----------------------     ---------------------------------------------------
  Administrative Class                        (4,162)      (42,493)           (1)           (6)           (2)          (20)
-----------------------------------------    ----------------------     ---------------------------------------------------
  Other Classes                                    0             0             0             0             0             0
-----------------------------------------    ----------------------     ---------------------------------------------------

Net increase (decrease) resulting from
  Fund share transactions                     45,569   $   472,038        16,560   $   149,149        14,636   $   138,296
=========================================   =======================      ==================================================


                                                               Short-Term Fund                        Money Market Fund
                                            ---------------------------------------------------    ------------------------
                                            Period Ended 09/30/1999      Year Ended 03/31/1999     Period Ended 09/30/1999
                                              Shares       Amount         Shares      Amount         Shares        Amount
                                            ---------------------------------------------------    ------------------------
Receipts for shares sold
  Institutional Class                         69,198   $   690,713        85,689   $   860,075       184,052   $   184,052
-----------------------------------------   ---------------------------------------------------    ------------------------
  Administrative Class                           568         5,678         2,713        27,827        24,957        24,957
-----------------------------------------   ---------------------------------------------------    ------------------------
  Other Classes                                5,334        53,290        15,676       157,205     2,864,699     2,864,699
-----------------------------------------   ---------------------------------------------------    ------------------------

Issued as reinvestment of distributions

  Institutional Class                          1,105        11,027         1,615        16,198         6,616         6,616
-----------------------------------------   ---------------------------------------------------    ------------------------
  Administrative Class                            12           117            93           301           184           184
-----------------------------------------   ---------------------------------------------------    ------------------------
  Other Classes                                  240         2,406           285         2,859         2,983         2,983
-----------------------------------------   ---------------------------------------------------    ------------------------

Cost of shares redeemed

  Institutional Class                        (70,777)     (706,589)      (55,050)     (551,459)     (241,623)     (241,623)
-----------------------------------------   ---------------------------------------------------    ------------------------
  Administrative Class                          (382)       (3,812)       (2,942)      (29,487)      (25,983)      (25,983)
-----------------------------------------   ---------------------------------------------------    ------------------------
  Other Classes                               (4,158)      (41,581)       (8,944)      (89,676)   (2,865,155)   (2,865,154)
-----------------------------------------   ---------------------------------------------------    ------------------------
Net increase (decrease) resulting from
  Fund share transactions                      1,140   $    11,249        39,135   $   392,843       (49,270)  $   (49,269)
=========================================   ===================================================   =========================

                                               Money Market Fund                    Long-Term U.S. Government Fund
                                            ----------------------       --------------------------------------------------
                                             Year Ended 03/31/1999       Period Ended 09/30/1999     Year Ended 03/31/1999
                                              Shares        Amount        Shares          Amount        Shares      Amount
                                            ----------------------       --------------------------------------------------
Receipts for shares sold
  Institutional Class                        808,199   $   808,199        14,510   $   141,808        17,156   $   187,435
-----------------------------------------   ----------------------       --------------------------------------------------
   Administrative Class                       40,192        40,192         4,094        41,075           872         9,432
-----------------------------------------   ----------------------       --------------------------------------------------
   Other Classes                           5,353,575     5,353,575         3,185        31,730        10,378       114,014
-----------------------------------------   ----------------------       --------------------------------------------------

 Issued as reinvestment of distributions

   Institutional Class                         2,847         2,847           470         4,642           780         8,444
-----------------------------------------   ----------------------       --------------------------------------------------
   Administrative Class                          177           177           108         1,069            54           587
-----------------------------------------   ----------------------       --------------------------------------------------
   Other Classes                               5,275         5,275           203         2,016           423         4,587
-----------------------------------------   ----------------------       --------------------------------------------------

 Cost of shares redeemed

   Institutional Class                      (544,088)     (544,088)       (2,540)      (25,625)       (5,944)      (65,866)
-----------------------------------------   ----------------------       --------------------------------------------------
   Administrative Class                      (31,845)      (31,845)         (747)       (7,366)         (290)       (3,111)
-----------------------------------------   ----------------------       --------------------------------------------------
   Other Classes                          (5,252,531)   (5,252,531)       (3,244)      (32,376)       (3,131)      (34,334)
-----------------------------------------   ----------------------       --------------------------------------------------
 Net increase (decrease) resulting from
   Fund share transactions                   381,801   $   381,801        16,039   $   156,973        20,298   $   221,188
=========================================   ======================       ==================================================

148 PIMCO Funds


              Moderate Duration Fund                                Low Duration Fund
  ----------------------------------------------    ---------------------------------------------------
  Period Ended 09/30/1999  Year Ended 03/31/1998    Period Ended 09/30/1999      Year Ended 03/31/1998
     Shares      Amount       Shares      Amount         Shares      Amount          Shares     Amount
  ----------------------------------------------    ---------------------------------------------------
     10,042   $  98,411     19,071   $ 192,700       171,382   $ 1,705,589       220,726   $ 2,244,772
  ----------------------------------------------    ---------------------------------------------------
          0           0          0           0         6,010        60,278        15,711       160,036
  ----------------------------------------------    ---------------------------------------------------
          0           0          0           0        23,943       239,202        65,554       667,128
  ----------------------------------------------    ---------------------------------------------------

      1,010       9,838      2,044      20,722         9,402        93,646        17,508       178,085
  ----------------------------------------------    ---------------------------------------------------
          0           0          0           0           363         3,614           789         8,030
  ----------------------------------------------    ---------------------------------------------------
          0           0          0           0           923         9,210         1,463        14,872
  ----------------------------------------------    ---------------------------------------------------

     (7,318)    (71,556)   (12,764)   (129,738)     (103,201)   (1,030,155)     (176,127)   (1,790,902)
  ----------------------------------------------    ---------------------------------------------------
          0           0          0           0        (6,911)      (69,263)       (8,351)      (85,080)
  ----------------------------------------------    ---------------------------------------------------
          0           0          0           0       (17,531)     (175,010)      (49,098)     (499,621)
  ----------------------------------------------    ---------------------------------------------------

      3,734   $  36,693      8,351   $  83,684        84,380   $   837,111        88,175   $   897,320
  ==============================================    ===================================================

                Low Duration Fund II                                Low Duration Fund III
  ----------------------------------------------    ---------------------------------------------------
  Period Ended 09/30/1999  Year Ended 03/31/1999      Period Ended 09/30/1999    Year Ended 03/31/1999
     Shares     Amount      Shares     Amount         Shares      Amount           Shares      Amount
  ----------------------------------------------    ---------------------------------------------------
      8,023   $  79,581      8,746   $  87,842           610   $     6,078           256   $     2,570
  ----------------------------------------------    ---------------------------------------------------
         26         249      2,212      22,291             5            46             1             7
  ----------------------------------------------    ---------------------------------------------------
          0           0          0           0             0             0             0             0
  ----------------------------------------------    ---------------------------------------------------

      1,314      12,887      2,394      24,013            82           813           163         1,637
  ----------------------------------------------    ---------------------------------------------------
          1           6         72         719             0             1             0             0
  ----------------------------------------------    ---------------------------------------------------
          0           0          0           0             0             0             0             0
  ----------------------------------------------    ---------------------------------------------------

     (3,125)    (30,637)    (9,600)    (96,356)         (756)       (7,476)         (134)       (1,349)
  ----------------------------------------------    ---------------------------------------------------
     (2,266)    (22,545)       (19)       (194)           (4)          (42)            0             0
  ----------------------------------------------    ---------------------------------------------------
          0           0          0           0             0             0             0             0
  ----------------------------------------------    ---------------------------------------------------

      3,973   $  39,541      3,805   $  38,315           (63)  $      (580)          286   $     2,865
  ==============================================    ===================================================

              High Yield Fund                                   Total Return Mortgage Fund
  ----------------------------------------------    ---------------------------------------------------
  Period Ended 09/30/1999  Year Ended 03/31/1999      Period Ended 09/30/1999    Year Ended 03/31/1999
     Shares     Amount      Shares      Amount        Shares      Amount           Shares      Amount
  ----------------------------------------------    ---------------------------------------------------
     60,987   $ 677,840    104,904   $1,188,947            5   $        50            31   $       313
  ----------------------------------------------    ---------------------------------------------------
     11,954     131,529     18,654      211,212            0             0             0             0
  ----------------------------------------------    ---------------------------------------------------
     28,674     316,356     51,924      589,193            2            20            17           178
  ----------------------------------------------    ---------------------------------------------------

      8,378      91,792     12,000      136,088           11           113            24           249
  ----------------------------------------------    ---------------------------------------------------
      1,008      11,033        889       10,049            0             0             0             0
  ----------------------------------------------    ---------------------------------------------------
      1,797      19,719      2,307       26,142            0             3             1             7
  ----------------------------------------------    ---------------------------------------------------

    (45,565)   (498,545)   (64,085)    (721,757)         (30)         (310)            0            (1)
  ----------------------------------------------    ---------------------------------------------------
     (4,287)    (47,100)    (4,287)     (48,081)           0             0             0             0
  ----------------------------------------------    ---------------------------------------------------
    (18,160)   (199,364)   (24,998)    (284,595)          (7)          (75)            0             0
  ----------------------------------------------    ---------------------------------------------------

     44,786   $ 503,260     97,308   $1,107,198          (19)  $      (199)           73   $       746
  ==============================================    ===================================================

           Low Duration Mortgage Fund                             Real Return Bond Fund
  ----------------------------------------------    ---------------------------------------------------
  Period Ended 09/30/1999  Year Ended 03/31/1999    Period Ended 09/30/1999     Year Ended 03/31/1999
     Shares     Amount      Shares      Amount        Shares        Amount        Shares        Amount
  ----------------------------------------------    ---------------------------------------------------
          1   $       6         17   $      174        7,315   $    72,166         1,180   $    11,606
  ----------------------------------------------    ---------------------------------------------------
          0           0          0            0            0             0             0             0
  ----------------------------------------------    ---------------------------------------------------
          0           0          0            0        2,053        20,263         1,338        13,163
  ----------------------------------------------    ---------------------------------------------------

         13         130         26          263           91           900            35           354
  ----------------------------------------------    ---------------------------------------------------
          0           0          0            0            0             0             0             0
  ----------------------------------------------    ---------------------------------------------------
          0           0          0            0           43           373            26           253
  ----------------------------------------------    ---------------------------------------------------

         (4)        (38)        (2)         (19)        (227)       (2,247)         (195)       (1,921)
  ----------------------------------------------    ---------------------------------------------------
          0           0          0            0            0             0             0             0
  ----------------------------------------------    ---------------------------------------------------
          0           0          0            0         (151)       (1,495)         (320)       (3,138)
  ----------------------------------------------    ---------------------------------------------------

         10   $      98         41   $      418        9,124   $    89,960         2,064   $    20,317
  ==============================================    ===================================================

                                                                 PIMCO Funds 149

September 30, 1999 (Unaudited)

Shares of Beneficial Interest (Cont.)

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                       Foreign Bond Fund                    Global  Bond Fund
                                         ----------------------------------------------  -----------------------
                                         Period Ended 09/30/1999  Year Ended 03/31/1999  Period Ended 09/30/1999
                                            Shares     Amount       Shares     Amount       Shares     Amount
                                         ----------------------------------------------  -----------------------
Receipts for shares sold
  Institutional Class                          6,927   $  72,227      26,952   $ 289,812       4,017   $  37,689
---------------------------------------    ----------------------------------------------  -----------------------
  Administrative Class                           322       3,380         204       2,200         749       7,074
---------------------------------------    ----------------------------------------------  -----------------------
  Other Classes                                4,036      41,728       6,321      67,890           0           0
---------------------------------------    ----------------------------------------------  -----------------------

Shares issued in reorganization
  Institutional Class                              0           0           0           0           0           0
---------------------------------------    ----------------------------------------------  -----------------------
  Other Classes                                    0           0           0           0           0           0
---------------------------------------    ----------------------------------------------  -----------------------

Issued as reinvestment of distributions
  Institutional Class                          1,160      11,993       2,746      29,323         577       5,422
---------------------------------------    ----------------------------------------------  -----------------------
  Administrative Class                            11         114          11         115           7          68
---------------------------------------    ----------------------------------------------  -----------------------
  Other Classes                                  205       2,121         417       4,443           0           0
---------------------------------------    ----------------------------------------------  -----------------------

Cost of shares redeemed
  Institutional Class                        (12,475)   (129,049)    (16,338)   (174,844)     (1,852)    (17,433)
---------------------------------------    ----------------------------------------------  -----------------------
  Administrative Class                           (47)       (486)        (47)       (507)       (141)     (1,333)
---------------------------------------    ----------------------------------------------  -----------------------
  Other Classes                               (1,395)    (14,454)     (1,897)    (20,336)          0           0
---------------------------------------    ----------------------------------------------  -----------------------

Net increase (decrease) resulting from
  Fund share transactions                     (1,256)  $ (12,426)     18,369   $ 198,096       3,357   $  31,487
=======================================    ==============================================  =======================
                                                       Global Bond Fund                    Global Bond Fund II
                                         -----------------------------------------------  -----------------------
                                         Year Ended 03/31/1999  Period Ended 09/30/1999   Year Ended 03/31/1999
                                            Shares     Amount       Shares     Amount       Shares     Amount
                                         -----------------------------------------------  -----------------------
Receipts for shares sold
  Institutional Class                          7,003   $  70,516          52   $     500         418   $   4,100
--------------------------------------   ------------------------------------------------  ----------------------
  Administrative Class                           111       1,116           0           0           0           0
--------------------------------------   ------------------------------------------------  ----------------------
  Other Classes                                    0           0         261       2,533         399       3,958
--------------------------------------   ------------------------------------------------  ----------------------

Shares issued in reorganization
  Institutional Class                              0           0           0           0           0           0
--------------------------------------   ------------------------------------------------  ----------------------
  Other Classes                                    0           0           0           0           0           0
--------------------------------------   ------------------------------------------------  ----------------------

Issued as reinvestment of distributions
  Institutional Class                          1,228      12,222          83         793         166       1,643
--------------------------------------   ------------------------------------------------  ----------------------
  Administrative Class                             7          70           0           0           0           0
--------------------------------------   ------------------------------------------------  ----------------------
  Other Classes                                    0           0          27         258          65         641
--------------------------------------   ------------------------------------------------  ----------------------

Cost of shares redeemed
  Institutional Class                         (7,326)    (73,227)          0           0        (119)     (1,175)
--------------------------------------   ------------------------------------------------  ----------------------
  Administrative Class                          (142)     (1,398)          0           0           0           0
--------------------------------------   ------------------------------------------------  ----------------------
  Other Classes                                    0           0        (186)     (1,796)       (852)     (8,418)
--------------------------------------   ------------------------------------------------  ----------------------

Net increase (decrease) resulting from
  Fund share transactions                        881   $   9,299         237   $   2,288          77   $     749
======================================   ================================================  ======================


                                                                     California                New York
                                                                    Intermediate             Intermediate
                                                                      Municipal                Municipal
                                          Municipal Bond Fund         Bond Fund                Bond Fund
                                        -----------------------  ---------------------  -----------------------
                                                                                        Period from 08/31/1999
                                        Period Ended 09/30/1999  Year Ended 03/31/1999           to 09/30/1999
                                           Shares        Amount       Shares    Amount       Shares     Amount
                                        -----------------------  ---------------------  -----------------------
Receipts for shares sold
  Institutional Class                            96   $    944          589   $  5,971          311   $  3,112
--------------------------------------  -----------------------  ---------------------  -----------------------
  Administrative Class                          152      1,520          150      1,529            1         10
--------------------------------------  -----------------------  ---------------------  -----------------------
  Other Classes                                 690      6,833        1,294     10,783            0          0
--------------------------------------  -----------------------  ---------------------  -----------------------

Shares issued in reorganization
  Other Classes                                   0          0        4,716     47,296            0          0
--------------------------------------  -----------------------  ---------------------  -----------------------

Issued as reinvestment of distributions
  Institutional Class                            11        112           20        200            1          9
--------------------------------------  -----------------------  ---------------------  -----------------------
  Administrative Class                            5         51            1          8            0          0
--------------------------------------  -----------------------  ---------------------  -----------------------
  Other Classes                                  70        683           94        953            0          0
--------------------------------------  -----------------------  ---------------------  -----------------------

Cost of shares redeemed
  Institutional Class                          (237)    (2,328)        (330)    (3,365)          (1)       (10)
--------------------------------------  -----------------------  ---------------------  -----------------------
  Administrative Class                          (39)      (374)         (11)      (112)           0          0
--------------------------------------  -----------------------  ---------------------  -----------------------
  Other Classes                                (731)    (7,171)      (1,039)   (10,555)           0          0
--------------------------------------  -----------------------  ---------------------  -----------------------

Net increase (decrease) resulting from
  Fund share transactions                        17  $     270        5,484   $ 52,708          312   $  3,121
======================================  =======================  =====================  =======================
                                                     New York                  Short
                                                   Intermediate               Duration
                                                     Municipal                Municipal
                                                     Bond Fund               Income Fund
                                             ------------------------   ----------------------
                                               Period from 08/31/1999   Period from 08/31/1999
                                                        to 09/30/1999            to 09/30/1999
                                                 Shares    Amount          Shares    Amount
                                             ------------------------   ----------------------
Receipts for shares sold
  Institutional Class                                 300  $   3,000          1,050   $ 10,500
--------------------------------------       ------------------------   ----------------------
  Administrative Class                                  0          0              0          0
--------------------------------------       ------------------------   ----------------------
  Other Classes                                         0          0              0          0
--------------------------------------       ------------------------   ----------------------

Shares issued in reorganization
  Other Classes                                         0          0              0          0
--------------------------------------       ------------------------   ----------------------

Issued as reinvestment of distributions
  Institutional Class                                   1          9              3         32
--------------------------------------       ------------------------   ----------------------
  Administrative Class                                  0          0              0          0
--------------------------------------       ------------------------   ----------------------
  Other Classes                                         0          0              0          0
--------------------------------------       ------------------------   ----------------------

Cost of shares redeemed
  Institutional Class                                   0          0              0          0
--------------------------------------       ------------------------   ----------------------
  Administrative Class                                  0          0              0          0
--------------------------------------       ------------------------   ----------------------
  Other Classes                                         0          0              0          0
--------------------------------------       ------------------------   ----------------------

Net increase (decrease) resulting from
  Fund share transactions                             301  $   3,009          1,053   $ 10,532
--------------------------------------       ------------------------   ----------------------

150 PIMCO Funds

          Emerging Markets Bond Fund                        Strategic Balanced Fund
----------------------------------------------------------------------------------------------
Period Ended 09/30/1999  Year Ended 03/31/1999  Period Ended 09/30/1999  Year Ended 03/31/1999
   Shares     Amount       Shares      Amount      Shares     Amount       Shares     Amount
----------------------------------------------------------------------------------------------
      613   $   4,897          99   $     794         632   $   4,893       4,322   $  55,153
----------------------------------------------  ----------------------------------------------
    2,953      22,070          15         101          20         257           0           0
----------------------------------------------  ----------------------------------------------
       78         598         125         959         251       6,768          13         164
----------------------------------------------  ----------------------------------------------

        0           0           0           0       2,758      35,908           0           0
----------------------------------------------  ----------------------------------------------
        0           0           0           0       2,379      30,872           0           0
----------------------------------------------  ----------------------------------------------

       44         335          53         397          65         828         322       4,030
----------------------------------------------  ----------------------------------------------
       31         235           1           8           0           2           0           0
----------------------------------------------  ----------------------------------------------
        4          34           5          45          15         202           1          14
----------------------------------------------  ----------------------------------------------

     (558)     (4,197)        (47)       (346)     (1,152)    (14,588)        (50)       (640)
----------------------------------------------  ----------------------------------------------
   (1,494)    (11,130)          0           0           0           0           0           0
----------------------------------------------  ----------------------------------------------
       (5)        (38)       (103)       (789)       (310)     (3,914)          0          (6)
----------------------------------------------  ----------------------------------------------

    1,666   $  12,804         148   $   1,169       4,658   $  61,228       4,608   $  58,715
----------------------------------------------  ----------------------------------------------

      Convertible
       Bond Fund                          StocksPLUS Fund
-----------------------------------------------------------------------
Period Ended 09/30/1999  Period Ended 09/30/1999  Year Ended 03/31/1999
   Shares     Amount       Shares     Amount       Shares     Amount
-----------------------------------------------------------------------

    3,686   $  40,660       7,789   $ 116,014      14,640   $ 204,651
-----------------------  ----------------------------------------------
        0           0       3,505      52,399         685       9,414
-----------------------  ----------------------------------------------
      234       2,631      18,607     274,601      34,617     482,821
-----------------------  ----------------------------------------------

        0           0           0           0           0           0
-----------------------  ----------------------------------------------
        0           0           0           0           0           0
-----------------------  ----------------------------------------------

        0           0         629       9,071       4,466      61,000
-----------------------  ----------------------------------------------
        0           0          41         577          72         978
-----------------------  ----------------------------------------------
        0           0         669       9,574       3,988      54,076
-----------------------  ----------------------------------------------

     (509)     (5,780)     (5,656)    (84,522)    (12,901)   (181,983)
-----------------------  ----------------------------------------------
        0           0        (645)     (9,410)       (117)     (1,643)
-----------------------  ----------------------------------------------
       (3)        (37)    (10,902)   (161,400)     (9,449)   (131,236)
-----------------------  ----------------------------------------------

    3,408   $  37,474      14,037   $ 206,904      36,001   $ 498,078
-----------------------  ----------------------------------------------

6. Reorganization

The Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Funds shareholders (amounts in thousands):

                                                                                                                Total       Acquired
                                                         Shares      Value of  Total Net                   Net Assets          Funds
                                                                               Issued by   Shares Issued    Assets of      Total Net
of Acquiring             Unrealized
                                                      Acquiring  by Acquiring   Acquired       Assets of   Fund After  Appreciation/
Acquiring Fund           Acquired Fund          Date      Fund           Fund       Fund  Acquiring Fund  Acquisition (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO                    PIMCO
Municipal Bond Fund      Tax Exempt Fund  06/26/1998      4,715      $ 47,296   $ 47,296        $  4,295     $ 51,585        $2,335

PIMCO                    PIMCO
Strategic Balanced Fund  Balanced Fund    09/17/1999      5,137      $ 66,780   $ 66,780        $105,993     $172,774        $  (45)


                                                     1999 Semi-Annual Report 151

September 30, 1999 (Unaudited)

                              7. Transactions in Written Call and Put Options
                              Transactions in written call and put options were as follows (amounts in thousands):

                              Total Return  Total Return II  Total Return III  Moderate Duration  Low Duration
                                      Fund             Fund              Fund               Fund          Fund
                              --------------------------------------------------------------------------------
                                                                  Premium
                              --------------------------------------------------------------------------------
        Balance at 03/31/1999     $ 35,106         $  1,186          $  1,185           $      0      $  1,830
        Sales                       54,967            2,556             1,478                598         7,749
        Closing Buys                  (827)             (56)              (25)                 0             0
        Expirations                (50,564)          (1,720)           (1,291)                 0          (454)
        Exercised                     (791)               0              (552)                 0             0
                              --------------------------------------------------------------------------------
        Balance at 09/30/1999     $ 37,891         $  1,966          $    795           $    598      $  9,125
                              ================================================================================

                              Low Duration II  Low Duration III       Long-Term   Low Duration  Real Return
                                         Fund              Fund  U.S. Govt Fund  Mortgage Fund         Fund
                              --------------------------------------------------------------------------------
                                                                      Premium
                              --------------------------------------------------------------------------------
        Balance at 03/31/1999         $     0           $     0         $   224        $     0      $     0
        Sales                           1,244                 1             896          1,547            5
        Closing Buys                        0                 0               0              0            0
        Expirations                         0                 0          (1,109)        (1,547)          (5)
        Exercised                           0                 0               0              0            0
                              --------------------------------------------------------------------------------
        Balance at 09/30/1999         $ 1,244           $     1         $    11        $     0      $     0
                              ================================================================================

                                Foreign Bond  Global Bond  Global Bond      Strategic  StocksPLUS
                                        Fund         Fund      Fund II  Balanced Fund        Fund
                              --------------------------------------------------------------------------------
                                                             Premium
                              --------------------------------------------------------------------------------
        Balance at 03/31/1999     $   126       $    56       $     9       $    21      $    53
        Sales                       1,295           628           102           517        8,344
        Closing Buys                    0             0             0           (20)        (515)
        Expirations                  (297)          (91)          (17)         (380)      (6,509)
        Exercised                       0           (22)           (4)            0            0
                              --------------------------------------------------------------------------------
        Balance at 09/30/1999     $ 1,124       $   571       $    90       $   138      $ 1,373
                              ================================================================================

8. Federal Income Tax Matters

As of March 31, 1999, the Funds listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws.
        Additionally, the Total Return, Total Return II, Total Return III, Moderate Duration, Low Duration, Low Duration II, Low Duration III, Short-Term, Long-Term U.S. Government, High Yield, Low Duration Mortgage, Real Return Bond, Municipal Bond, Foreign Bond, Global Bond, Global Bond II, Emerging Markets Bond, Strategic Balanced, and StocksPLUS Funds realized capital losses and/or foreign currency losses during the period November 1, 1998 through March 31, 1999 which the Fund elected to defer to the following fiscal year pursuant to income tax regulations. The amounts are $261,459,467, $10,104,287, $8,485,454,
$5,552, $3,832,031, $13,422,023, $2,610,083, $195,588, $43,907, $7,314,010,
$12,696,573, $7,309, $754, $142,162, $8,073,809, $86,050, $364, $1,971, and
$133,965, respectively. Each Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                          Capital Loss Carryforwards
                                      -----------------------------------
                                      Realized Losses     Acquired Losses     Expiration
        --------------------------------------------------------------------------------
        Short-Term Fund                $    109,956         $         0       03/31/2007
        High Yield Fund                           0          48,559,227       03/31/2002
        Municipal Bond Fund                   5,734                   0       03/31/2007
        Emerging Markets Bond Fund          420,637                   0       03/31/2007

152 PIMCO Funds

Pacific Investment Management Company is responsible for the management and administration of the PIMCO Funds. Founded in 1971, Pacific Investment Management Company currently manages assets in excess of $181 billion on behalf of mutual fund and institutional clients located around the world.

PIMCO Advisors Holdings L.P. is the nation's third largest publicly traded investment management firm with assets under management in excess of $256 billion. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Its investment firms are:

Pacific Investment Management Company/Newport Beach, California
Oppenheimer Capital/New York, New York
Cadence Capital Management/Boston, Massachusetts
NFJ Investment Group/Dallas, Texas
Parametric Portfolio Associates/Seattle, Washington
PIMCO Equity Advisors/New York, New York, a division of PIMCO Advisors L.P.

Units of PIMCO Advisors Holdings L.P. trade on the New York Stock Exchange under the ticker symbol "PA."

Trustees and Officers
    Brent R. Harris Chairman and Trustee
    R. Wesley Burns President and Trustee
    Guilford C. Babcock Trustee
    Vern O. Curtis Trustee
    Thomas P. Kemp Trustee
    William J. Popejoy Trustee
    Garlin G. Flynn Secretary
    John P. Hardaway Treasurer

Investment Adviser and Administrator
    Pacific Investment Management Company
    840 Newport Center Drive, Suite 300
    Newport Beach, California 92660

Custodian
    Investors Fiduciary Trust Company
    801 Pennsylvania
    Kansas City, Missouri 64105

Transfer Agent
    National Financial Data Services
    330 W. 9th Street, 4th Floor
    Kansas City, MO 64105

Counsel
    Dechert Price & Rhoads
    1775 Eye Street, N.W.
    Washington, D.C. 20006-2401

Independent Accountants
    PricewaterhouseCoopers LLP
    1055 Broadway
    Kansas City, Missouri 64105

PIMCO Funds Distributors LLC
2187 Atlantic Street, Stamford, CT 06902

This report is submitted for the general information of the shareholders of the PIMCO Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.


PIMCO FUNDS

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648

www.pimco.com

PIMCO Funds Shareholder Update
and Semi-Annual Report

This Update is published twice a year to provide PIMCO Funds shareholders with general market commentary and fund information. It also includes the financial report for the PIMCO Funds: Pacific Investment Management Series.

                                   [GRAPHIC]

Investors wishing to ensure their investment portfolios can ride out the waves of rising and falling inflation will want to read the story on page 4.


September 30, 1999

Pacific Investment Management Series
Share Classes

A  B  C


Convertible Bond

Emerging Markets Bond

Foreign Bond

Global Bond II

High Yield

Long-Term U.S. Government

Low Duration

Money Market

Municipal Bond

Real Return Bond

Short-Term

StocksPLUS

Strategic Balanced

Total Return

Page 2          PIMCO is Morningstar's Choice Once Again This Year
Morningstar Picks PIMCO Funds for its 401(k) Plan

Page 4          Today's Investor
Inflation-Protection Bonds: An Essential Asset Class

Page 6          Market Review

Page 7          Manager Spotlight
Q&A with Bill Gross

Page 8          Fund Spotlight
A Higher Yielding Short-Term Investment

Page 9          In the News

Page 10         Service Update
Introducing the PIMCO Funds Bond Center Online

Page 12         Overview: Comprehensive Fund Family

Page 13         PIMCO Funds Pacific Investment Management Series

Semi-Annual Report

Morningstar Picks PIMCO

Morningstar chose two PIMCO Funds for its 401(k) plan--and they're the only bond funds in it.


When Morningstar announced its new 401(k) lineup in August, only two bond funds were on the list--PIMCO Total Return and PIMCO High Yield Funds.

Morningstar is the country's leading mutual fund rating service, so the funds it chooses for its own company retirement plan tend to attract a lot of attention. In fact, The Wall Street Journal (7/13/99) says "a look at what [Morningstar] chooses for itself is akin to learning the favorite recipes of a master chef." As Morningstar itself says (8/99): "with 15 years of experience analyzing investments, we should know a thing or two about picking funds and building portfolios."

So how did Morningstar arrive at its 401(k) picks? The company based its decisions on more than just performance--though strong performance was certainly a factor. It also placed a premium on the fund manager's experience and expertise.

"The first step," according to Morningstar, "was to run our entire mutual fund database through a series of quantitative screens to weed out the weak offerings. The criteria measured each option relative to its own investment category, not its asset class, to enable accurate comparisons..." Then Morningstar applied a rigorous six-step screening process to come up with the final list of funds (see below). Funds that failed to clear one or more of these hurdles were dropped from the plan. Obviously, both PIMCO Total Return and High Yield Funds made the grade.

What's more, both PIMCO Total Return and PIMCO High Yield Funds have earned Morningstar's overall ***** rating, its highest rating among 1,585 taxable bond funds for the period ended September 30, 1999. (See page 9 for more details.)


Morningstar's 401(k) Checklist

Morningstar used the following six-step screening process to select funds for its retirement plan. Funds had to clear all of these hurdles to be considered. Both PIMCO Total Return and High Yield Funds cleared them handily.


                                               PIMCO Total Return Fund      PIMCO High Yield Fund
[ ] Length of track record--at least 3 years             X                             X

[ ] Manager tenure--at least 3 years                     X                             X

[ ] Performance consistency                              X                             X

[ ] Style consistency                                    X                             X

[ ] High risk-adjusted performance ranking               X                             X

[ ] Expenses in line with the category average           X                             X

Once Again This Year

Earlier this year, Morningstar named Bill Gross and his management team Fixed Income Manager of the Year.

In case you missed the news, we're happy to repeat that Morningstar named Bill Gross and his management team 1998 Fixed Income Manager of the Year. Gross is a PIMCO founder and Managing Director, and Portfolio Manager of PIMCO Total Return and PIMCO Low Duration Funds.

Morningstar established its Fund Manager of the Year Awards in 1987 to recognize portfolio managers who "demonstrate excellent investment skill, the courage to differ from consensus, and the commitment to shareholders necessary to deliver outstanding long-term performance" (1/99). Awards are also bestowed on fund managers in the Domestic Equity and International categories.

In making its announcement, Morningstar (1/99) said, "Gross has set PIMCO apart by building a fixed-income management process that blends discipline and flexibility." Morningstar explained that PIMCO's investment committee, led by Bill Gross, was able to aggressively take advantage of declining interest rates but was also able to shelter shareholders from losses by taking a more defensive position when needed.

Morningstar went on to commend Gross for his acumen and independence: "Making small, selective plays on undervalued sectors, such as foreign bonds, high-yield and adjustable rate mortgages, PIMCO has gained an edge with its flexibility. In contrast, many bond managers either limit returns by sticking with overly narrow segments of the market or take on excessive risk by loading up on lower-quality issues such as high-yield bonds."


[PHOTO]

Morningstar's Fixed Income Manager of the Year:
Bill Gross (seated left) and his management team.


Past performance is no guarantee of future results. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. Selection of these funds by Morningstar was not based solely on performance. Morningstar chose Institutional Class shares for use in its plan. Expense ratios differ by share class. Speak to your financial advisor for details. A PIMCO equity fund was formerly available within Morningstar's 401(k) plan. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to monthly charges. See page 9 for more details.

Inflation-Protection Bonds: An Essential Asset Class

[GRAPHIC]

Inflation crested in the 1970's, with prices (as measured by the Consumer Price Index) increasing as much as 13.3% in one year. But starting in the early 80's, the inflation wave receded to the point where prices rose less than 2% last year. In the midst of this low-inflation environment, the U.S. government began issuing TIPS--Treasury Inflation-Protection Securities. Could these bonds be a worthwhile addition to your portfolio? The answer is probably yes. Inflation-protection bonds allow your portfolio to stay on course--undisturbed by inflation's ups and downs.

Introducing inflation-protection bonds
Inflation-protection bonds do what no other asset class does--seek to protect an investor's purchasing power by offering a fixed "real" (meaning after-inflation) yield. Specifically, these bonds pay a fixed coupon, but adjust the principal value of the bonds in accordance with changes in the rate of inflation. That means that if the Consumer Price Index rises, the bond's principal value will be increased at the same rate. As a result, the interest income calculated off of that principal value will also increase at the same rate--maintaining the investor's purchasing power. Investors should be aware that if the Consumer Price Index decreased (a situation called deflation), the bond's principal value and interest income would also decrease. The last time the Consumer Price Index fell for the year was 1954.

Here's how it works
To really understand how inflation-protection bonds work, consider this example. Assume a bond was issued in January at an original par value of $1,000 and a fixed 4% coupon. Also assume that inflation for the year was 2%. At the end of the year, the par value of the bond would have increased to $1,020, matching the 2% increase in inflation. The annual interest payment from the bond would be $40.80. So, while prices have gone up, the investor's interest income has gone up as well, and he or she can still afford to buy the same amount of goods or services.

Protecting Purchasing Power
Hypothetical example of how TIPs adjust to various inflation rates


 January                  Fixed    Annual           December             Annual
 Original Par Value       Yield    Inflation Rate   Year-end Par Value   Interest Payment
-----------------------------------------------------------------------------------------
$1,000                    4%        2%              $1,020               $40.80
$1,000                    4%       10%              $1,100               $44.00


This example is shown only to illustrate how TIPS respond to changes in inflation. It is not a reflection or prediction of the return of any PIMCO Fund and it does not reflect any fees or expenses that would be charged by a fund.

The advantages of investing through a mutual fund
Investing in inflation-protection bonds through a mutual fund can offer investors numerous advantages.

[ ] Dedicated professionals
Inflation-protection bonds are a new and relatively complex asset class, making it difficult for most individual investors to get up to speed. Mutual funds are managed by professionals dedicated to an investment specialty.

[ ] Income distribution
Investors who hold inflation-protection bonds in taxable accounts will owe tax each year--not just on the income received, but also on the accrued principal. In many cases, that means they will have to pay taxes on income they won't receive until the bond matures. Mutual funds can distribute monthly income and yearly capital gains, so that investors receive the income when they are being taxed.

[ ] Liquidity
It can be difficult for investors to buy--or more importantly sell--securities whenever they want. Mutual funds provide easy access to your money, usually within one business day.

Currently there are only a handful of fund families offering mutual funds specializing in inflation-protection bonds, including PIMCO's Real Return Bond Fund.

A core portfolio holding
There are several compelling reasons to make inflation-protection bonds a core holding of any diversified portfolio--no matter what is happening with inflation.

1. Competitive returns
As a result of the current low-yield environment, the real yields offered by TIPS are actually greater than those from equivalent-maturity Treasury bonds.

2. Minimal risk exposure
Bonds, CDs, savings accounts. While these investment options are often touted as "low risk," investors need to keep in mind that they are still exposed to inflation risk--the risk that the return on their investment will be eaten away by rising costs. Inflation-protection bonds offer investors an opportunity to eliminate inflation risk.

Inflation-Indexed Bonds Have Outperformed
Real yields for TIPS and Treasury bonds as of 9/30/99

                                   Yield   -   Inflation    =     Real Return

5 Year Treasury Bond                5.8%         2.3%                 3.5%

5 Year Inflation-Protection Bond    3.9%         n/a                  3.9%

10 Year Treasury Bond               5.9%         2.3%                 3.6%

10 Year Inflation-Protection Bond   4.1%         n/a                  4.1%

Past performance is no guarantee of future results. This example is for illustrative purposes only and does not reflect or predict the return of any PIMCO Fund and does not reflect any fees or expenses that would be charged by a fund. Inflation in this example is measured by the Consumer Price Index (CPI) and there can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time.

3. Getting in on the ground floor
The prolonged stock market rally has many investors concerned that inflation will be heating up again. Recent signs of rising oil prices, international unrest and increasing employment costs have added fuel to the fire. Over the years, the Federal Reserve Board has made preemptive strikes to combat inflation threats, but no one knows for sure what lies ahead. Waiting for prices to start climbing before you invest in inflation-protection bonds is equivalent to closing the barn door after the cows get out. To protect your portfolio, you should consider making these bonds a core holding now. In this way, you will be protected if inflation does rise, and you will take maximum advantage of the adjustments to principal that come with an increase in inflation.

4. New market inefficiencies
The U.S. government first issued TIPS in 1997--not quite 3 years ago. New markets of this sort can be inefficient.

Jeremey Siegel, Wharton Business School professor and noted author of Stocks for the Long Run, has been quoted as saying that U.S. government-issued inflation-protection bonds are "the asset of choice" to combine with stocks in a long-term portfolio, namely because he sees inflation-protection bonds as such a "safe alternative to stocks."*

*Source: The Wall Street Journal, 6/21/99

Sophisticated investors, such as portfolio managers, can identify these inefficiencies and turn them into profitable opportunities.

Talk to your financial advisor
If you would be interested in learning more about inflation-protection bond funds and how they can help form the foundation of your diversified portfolio, talk to your financial advisor. He or she can assess your unique situation and review the available options.

While TIPS are issued and guaranteed by the U.S. government, the shares of an inflation-protection bond fund are not. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed.

Market Review

Bond Market
Inflation Fears Lift Bond Yields

Long-term interest rates rose during the past six months as inflation fears continued to dominate the fixed-income marketplace. Bond prices in many sectors reacted negatively, and by August the 30-year Treasury yield had climbed as high as 6.28%.

Long-term interest rates continue to rise.


                  30-Year
               U.S. Treasury
                 Yields (%)
               -------------
10/02/1998         4.8
10/09/1998         5.1
10/16/1998         5.0
10/23/1998         5.2
10/30/1998         5.2
11/06/1998         5.4
11/13/1998         5.3
11/20/1998         5.2
11/27/1998         5.2
12/04/1998         5.0
12/11/1998         5.0
12/18/1998         5.0
12/25/1998         5.2
01/01/1999         5.1
01/08/1999         5.3
01/15/1999         5.1
01/22/1999         5.1
01/29/1999         5.1
02/05/1999         5.4
02/12/1999         5.4
02/19/1999         5.4
02/26/1999         5.6
03/05/1999         5.6
03/12/1999         5.5
03/19/1999         5.6
03/26/1999         5.6
04/02/1999         5.6
04/09/1999         5.5
04/16/1999         5.6
04/23/1999         5.6
04/30/1999         5.7
05/07/1999         5.8
05/14/1999         5.9
05/21/1999         5.8
05/28/1999         5.8
06/04/1999         6.0
06/11/1999         6.2
06/18/1999         6.0
06/25/1999         6.2
07/02/1999         6.0
07/09/1999         6.0
07/16/1999         5.9
07/23/1999         6.0
07/30/1999         6.1
08/06/1999         6.2
08/13/1999         6.1
08/20/1999         6.0
08/27/1999         6.0
09/03/1999         6.0
09/10/1999         6.0
09/17/1999         6.1
09/24/1999         6.0
09/30/1999         6.1

30-Year U.S. Treasury Yields

Source: Bloomberg

The Federal Reserve raised short-term interest rates twice over the past six months, taking back two of the three rate cuts of last year. But sentiment turned positive when it became clear that the Fed was not embarking on a series of protracted interest rate hikes. However, Alan Greenspan's renewed concerns about high equity valuations caused the bond market to shift again, leaving long-term interest rates near two-year highs by the end of September.

Interest rates around the world moved in lock step as the global recovery continued. Europe's economic prospects remained positive. Asian economies continued to mend. However, Japan's recovery was jeopardized as the yen's renewed strength threatened exports and the Bank of Japan failed to respond. In the U.S., despite significantly lower second quarter GDP figures, consumption continued to surge, fueled by past stock market gains.

Concerns about liquidity at year-end caused a surge of new issuance in the bond market during the third quarter. Yield differentials widened as a result. The high yield and municipal segments, in particular, were negatively affected.

Looking ahead, we see signs that the U.S. economy could slow towards the end of the year. The backup in interest rates and the recent uncertainty in the stock market will soon begin to have a negative impact on both consumer and business spending. In addition, higher gasoline prices are cutting into discretionary income and much of the investment for Y2K is now behind us.

In our opinion, the worst of the rise in yields may be behind us. Over the next year we think 30-year Treasury yields will fluctuate between 5.75% and 6.25%. While still a narrow range, a slowing economy could push Treasury yields to the lower end.


Stock Market
The Market Broadens and Then Narrows Again

The stock market took investors on a bumpy ride over the six-month period ended September 30, 1999. After rising to new highs on the coattails of large-cap growth stocks in the first quarter of 1999, the market rotated in the second quarter, favoring lower valuation and smaller capitalization issues. The third quarter saw lackluster performance from nearly all segments of the market, as performance was held hostage by the specter of inflation and rising interest rates.

The market continues its ascension.

                         S&P
                         500
                        Index
                        -----
10/02/1998              1002.60
10/09/1998               984.39
10/16/1998              1056.42
10/23/1998              1070.67
10/30/1998              1098.67
11/06/1998              1141.01
11/13/1998              1125.72
11/20/1998              1163.55
11/27/1998              1192.29
12/04/1998              1176.74
12/11/1998              1166.46
12/18/1998              1188.03
12/25/1998              1226.27
01/01/1999              1229.23
01/08/1999              1275.09
01/15/1999              1243.26
01/22/1999              1225.19
01/29/1999              1279.64
02/05/1999              1239.40
02/12/1999              1230.13
02/19/1999              1239.19
02/26/1999              1238.33
03/05/1999              1275.47
03/12/1999              1294.59
03/19/1999              1299.29
03/26/1999              1282.80
04/02/1999              1293.72
04/09/1999              1348.35
04/16/1999              1319.00
04/23/1999              1356.85
04/30/1999              1335.18
05/07/1999              1345.00
05/14/1999              1337.80
05/21/1999              1330.29
05/28/1999              1301.84
06/04/1999              1327.75
06/11/1999              1293.64
06/18/1999              1342.84
06/25/1999              1315.31
07/02/1999              1391.22
07/09/1999              1403.28
07/16/1999              1418.78
07/23/1999              1356.94
07/30/1999              1328.72
08/06/1999              1300.29
08/13/1999              1327.68
08/20/1999              1336.61
08/27/1999              1348.27
09/03/1999              1357.24
09/10/1999              1351.66
09/17/1999              1335.42
09/24/1999              1277.36
09/30/1999              1282.71

S&P 500 Index

Source: Bloomberg

After dominating the market for much of 1998 and the first quarter of 1999, large-cap growth stocks fell out of favor in the second quarter as interest rates crept upward. As a result, investors shifted assets into lower valuation, less interest-rate sensitive cyclical companies. These firms displayed signs of improvement, due for the most part to the global economic recovery. Then large-cap growth stocks returned to favor in late June and early July as interest rates appeared to retreat. However, this trend was short-lived: interest rates rose in August and this segment of the market ended the third quarter having lost ground since the first quarter.

The technology sector, with the exception of Internet stocks, was one of the few areas of the equity market that outperformed in the second and third quarters. Strong earnings reports helped buoy this sector, despite pressure from rising interest rates, as these companies were able to justify their valuations with high earnings growth. Areas of particular excitement in technology included semiconductor, cell phone handset and fiber optic companies. Internet issues, with low or no earnings, were unable to justify their valuations in the eyes of many investors, causing them to underperform in the second and third quarters.

Looking ahead, we are cautiously optimistic that the heightened concern over interest rates will abate and the market will resume its rise. We are also hopeful that the market will continue to broaden as the global economy continues its recovery.

Manager Spotlight

Managing Director and Portfolio Manager
Q&A with Bill Gross

Bill Gross is a PIMCO founder and Managing Director. He is also the portfolio manager of the highly rated PIMCO Total Return and Low Duration Funds, and leader of the team that manages the StocksPLUS Fund. Mr. Gross's views on the financial markets are regularly featured in The Wall Street Journal, Barron's, Money and The New York Times. We recently spoke with him about his latest outlook for the economy and the bond market.

Q: Has the bond market stabilized after backing up for most of the year?

A: While long-term interest rates ended the quarter about where they started, the quarter was anything but stable. Investors heaved a sigh of relief after the Fed rate hike on June 30. But this relief was short-lived as inflation fears soon dominated the market again, sending 30-year Treasury yields as high as 6.28%. The market rallied after the August 24 rate hike because wording in the Fed's statement suggested further tightening was unlikely. However, the good news didn't last long as new highs in the stock market forced Greenspan to reiterate his concern about "overvalued" equity prices. And although the deteriorating trade situation and weakness in the dollar relative to the yen helped cool off stocks, long-term interest rates remained stuck around 6%.

[PHOTO]

Q: Where are interest rates headed?

A: I think the worst of the run-up in yields is behind us. Although Treasuries will probably remain in a narrow range of 5.75% to 6.25%, there is a good chance the U.S. economy will slow, which will ease inflation pressures, and keep the Fed from raising short-term interest rates again. By year's end, the mini-bear market could be over, allowing for positive returns for the bond market.

Q: What leads you to believe the economy will slow?

A: There are four reasons. First, the rise in interest rates that has already occurred this year will slow spending by both consumers and corporations. Second, as corporate profit margins are squeezed by higher borrowing costs, stock prices will likely suffer. This will slow the "wealth effect" consumption the economy needs to sustain its current growth rate. Third, increases in gasoline prices may prove to be disinflationary rather than inflationary. That's because gasoline is an essential commodity and higher prices actually cut into discretionary spending. Finally, the massive amount of spending to prepare for Y2K is now largely behind us.

Q: Is the global recovery still on track? Will it lead to higher inflation?

A: The global recovery is still moving forward, but it faces a number of obstacles. The world remains plagued by over-capacity. Europe's inflexible labor market makes productivity gains and the implementation of technology difficult. And, Asia's high personal savings rate is an impediment to increasing consumer demand, keeping Asian economies focused on exports. As a result, the world economy is unlikely to achieve its full growth potential, which will likely keep inflation subdued.

Q: Are there any sectors of the bond market you like right now?

A: I think high-quality "spread" products such as mortgages are attractive. At a yield of close to 7.5%, GNMA (Government National Mortgage Association) bonds are a good value. I also recommend TIPS (Treasury Inflation-Protected Securities) which protect an investor's purchasing power by adjusting their principle in line with changes in the Consumer Price Index. These securities offer a real yield of 4%, high by historical standards. Add the adjustment for inflation--about 2.5% in our view--and the bond provides a "nominal" equivalent yield of 6.5%.


Past performance is no guarantee of future results. The views of Mr. Gross are not indicative of the past or future performance of any PIMCO Fund.

Fund Spotlight

PIMCO Short-Term Fund
A Higher Yielding Short-Term Investment

Like many investors, you may have found yourself wondering how long the stock market's record-breaking bull run can continue. And if you were nervous before, the Dow's recent 500+ point dip--its biggest weekly point loss ever--probably added fuel to the fire.

So now, although the market began to recoup its losses as the fourth quarter began, you may be unsure about what to do with any cash you have on hand. Do you continue to add to your burgeoning stock portfolio? Or seek a so-called safer haven--a CD or money market instrument, perhaps?

There is another alternative--one that entails less risk than a stock investment, yet provides greater yield potential than a CD. Investing in a short-term bond fund could be the solution you're looking for. And PIMCO Short-Term Fund is an attractive choice. Here's why:

The potential for higher yield
PIMCO Short-Term Fund has a record of delivering higher yields than government insured CDs. As Morningstar (1/11/99) says, the Fund has "succeeded where many of its competitors have failed. Over its 10-plus year history it has beaten the returns of a six-month CD after expenses." So for investors comfortable taking on incremental risk in exchange for higher return potential, the Short-Term Fund may be a sensible option.

A record of low volatility
The Fund's Net Asset Value (NAV) has fluctuated only 3% since inception in 1987. This is due, in part, to the fact that short-term bonds are less sensitive to changes in interest rates than longer-term bonds. The Fund's focus on maintaining a minimum average quality of AA also helps it avoid unnecessary price fluctuations. So even if the Fed continues to raise interest rates, the Fund's NAV is likely to steer a comparatively steady course.

Noteworthy performance
PIMCO Short-Term Fund has routinely outperformed both money market funds and other short-term bond funds. Since inception, the Fund has produced a 6% annual return, beating that of money market funds (as measured by the Lipper Money Market Fund Average). It has also outperformed an average of mutual funds with a similar objective (as measured by the Salomon Bros. 3-Month Treasury Bill Index) over the last 3-, 5-, 10-year and since inception periods ended 9/30/99. This has earned the Fund an overall ***** rating from Morningstar as of 9/30/99, among 1,585 taxable bond funds. (See page 9 for more details.)

An experienced manager
The Fund is managed by short-term bond specialist Paul McCulley. He is also responsible for supervising short-term securities at PIMCO. McCulley has 16 years of experience, most recently at Warburg Dillon Read where he served as a Managing Director and Head of both Economic Research for the Americas and Fixed Income Strategy for the U.S. He holds a BA from Grinnell College and an MBA from Columbia University.

Part of a long-term investment strategy
We've made the case for PIMCO Short-Term Fund as a good place to invest new money. But the Fund also can play an invaluable role in a properly allocated investment portfolio. Over the long term, a short-term bond fund will serve as a good counterbalance to investments entailing greater risk, such as long-term bonds and stocks.

To learn more, consult your financial advisor, or call us at 1-888-87-PIMCO, or visit our Web site at www.pimcofunds.com.

PIMCO Short-Term Fund Has Provided Higher Yields
Month-End Yields versus CDs

         Date.            CDs PIMCO Short-Term Fund
September 1994            2.49%            3.23%
                          2.58%            3.40%
                          2.72%            3.43%
                          2.91%            4.00%
                          3.05%            4.36%
                          3.13%            4.69%
                          3.23%            4.93%
                          3.31%            4.33%
                          3.44%            5.03%
                          3.66%            5.42%
                          3.88%            6.37%
                          4.12%            6.03%
                          4.19%            6.27%
                          4.34%            6.72%
                          4.38%            7.01%
                          4.35%            7.32%
                          4.28%            7.59%
                          4.27%            6.90%
                          4.24%            6.93%
                          4.22%            6.47%
                          4.27%            5.90%
                          4.29%            6.13%
                          4.26%            6.08%
                          4.14%            6.13%
                          4.10%            5.76%
                          4.07%            5.19%
                          4.18%            5.69%
                          4.23%            5.50%
                          4.12%            5.56%
                          4.06%            5.58%
                          4.09%            5.57%
                          4.10%            5.67%
                          4.11%            5.58%
                          4.11%            5.60%
                          4.11%            5.59%
                          4.06%            5.56%
                          4.06%            5.39%
                          4.07%            4.99%
                          4.08%            5.14%
                          4.16%            5.39%
                          4.18%            5.43%
                          4.16%            5.44%
                          4.10%            5.67%
                          4.11%            5.58%
                          4.11%            5.60%
                          4.11%            5.59%
                          4.06%            5.56%
                          4.06%            5.39%
                          4.07%            4.99%
                          4.08%            5.14%
                          4.16%            5.39%
                          4.18%            5.43%
                          4.16%            5.44%
                          4.14%            5.43%
                          4.14%            5.43%
                          4.13%            5.51%
                          4.12%            5.43%
                          4.13%            5.57%
                          4.11%            5.61%
                          4.03%            5.53%
                          4.09%            5.40%
                          4.10%            5.47%
                          4.00%            5.10%
                          4.00%            5.10%
                          4.00%            5.40%
                          4.01%            5.20%
                          4.02%            5.30%
                          3.93%            5.40%
                          3.70%            5.10%
                          3.70%            5.20%
                          3.70%            5.10%
                          3.61%            4.98%
                          3.59%            4.98%
                          3.56%            4.66%
                          3.53%            4.93%
                          3.58%            4.97%
                          3.62%            5.16%
                          3.70%            5.03%
                          3.81%            4.98%
September 1999            3.86%            5.23%

Past performance is no guarantee of future results. CDs are guaranteed as to repayment of principal and interest by an agency of the U.S. government. However, the investment return of bonds and bond funds will fluctuate and the value of an investor's shares will be worth more or less than the original cost when redeemed. The Fund's month-end prices and yields are based on monthly periods for its Institutional Class shares prior to February 1997 and are calculated in accordance with current Securities and Exchange Commission regulations. CD yield is the month-end average paid on 3-month retail CDs offered by major banks. (Source: Banxquote Money Market)

In the News

Recent News on PIMCO Funds

PIMCO Funds and the PIMCO Funds portfolio managers were mentioned in numerous print and television media during the third quarter of this year. The following are highlights from a few of those features.

[ ] Bill Gross Repeatedly Recognized Among the Industry Experts PIMCO's Bill Gross was the only portfolio manager named to three different publications' recent roundups of leading industry experts. The September issue of SmartMoney ranked Gross #12 among its 30 Power Brokers, a listing of the most influential people in the mutual fund industry. Worth's October edition included him as one of Wall Street's 25 Smartest Players. And Money, in its October issue, placed Gross as the sole bond manager in its Ultimate Investment Club, "an exclusive group of world-class investors." Also, a feature article in the October issue of Individual Investor, entitled "The King of Bonds," highlighted Gross's dominance in the fixed-income arena and his ability to forecast interest rates.

[ ] Diversity in Technology As Internet stocks continued to confuse investors with their unstable activity, those funds that diversify across the technology spectrum drew attention. The PIMCO Innovation Fund was highlighted in an August 5th article in The Wall Street Journal that presented the difference in volatility between Internet funds and diversified technology portfolios.

[ ] PIMCO Equity Advisors on TV Ken Corba, PIMCO Equity Advisors Chief Investment Officer; Mike Gaffney, Manager of PIMCO Opportunity Fund; and PIMCO Innovation Fund manager Dennis McKechnie were each guests on CNBC during the past three months, commenting on the equity markets and their Funds' performance. Check www.pimcofunds.com for notice on upcoming PIMCO Funds TV appearances.

Morningstar Inc., an independent organization, provides investors with information regarding a wide range of investment products. One service offered by Morningstar is assigning star ratings to the mutual funds it tracks. Funds begin to be rated once they have a three-year record. The highest Morningstar rating is five-stars, and the lowest rating is one-star. Following are the PIMCO Fund family's five- and four-star rated Funds as of September 30, 1999.

--------------------------------------------------------------
PIMCO STOCK FUNDS        Overall       3 Year  5 Year  10 Year
--------------------------------------------------------------
 StocksPLUS              *****         5       5        -
 Innovation              *****         5       -        -
 Capital Appreciation    ****          4       4        -
 Growth                  ****          4       4        4
--------------------------------------------------------------
 PIMCO BOND FUNDS        Overall       3 Year  5 Year  10 Year
--------------------------------------------------------------
 Short-Term              *****         5       5        4
 Low Duration            *****         5       5        5
 Total Return            *****         5       4        5
 High Yield              *****         5       5        -
 Foreign Bond            *****         5       5        -

The chart above is based on September 30, 1999 Morningstar ratings. Overall rating is a weighted average of a fund's 3-, 5- and 10-year ratings (when applicable). During the 3-, 5- and 10-year periods there were 3,210, 2,010 and 751 domestic equity funds and 1,585, 1,153 and 374 taxable bond funds rated, respectively.

Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to monthly changes. Therefore, past ratings are not a guarantee of future results. Overall ratings are calculated from a fund's 3-, 5- and 10-year (if applicable) average annual total returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. With the exception of Growth, Renaissance and Innovation, ratings are based on institutional class shares. Class A, B and C shares, which were initially offered on 1/17/97, have not yet been rated by Morningstar. Had Class A, B and C shares been in existence for the same time period as the institutional class shares, they may have received different ratings due to Class A, B and C shares' higher expenses and sales charges. Growth and Renaissance ratings are based on Class C shares. Innovation rating based on Class A shares. Other ratings may vary. 5-star ratings are limited to the top 10% of funds in an investment category; the next 22.5% earn 4 stars, and the next 35% earn 3 stars. Institutional class shares generally have a $5 million minimum investment. Under special circumstances, institutional shares may be available. Call for details.

Service Update

New PIMCO Managers

Introducing Paul McCulley and Mohamed El-Erian

[PHOTO]

Paul McCulley
Executive Vice President,
Manager of PIMCO Short-Term Fund

Paul McCulley was recently named manager of PIMCO Short-Term Fund. Early in his career, he worked at Pacific Investment Management Company as an account manager and monetary policy specialist. At the time, Bill Gross referred to his knowledge of Federal Reserve strategy and its effects on bonds as "legendary."

Before his return to PIMCO, McCulley was Managing Director, Chief Economist for the Americas, and head of U.S. fixed-income strategy for Warburg Dillon Read. During 1996-1998 he was named to six seats on the Institutional Investor All-America Fixed-Income Research Team.

In his new position, Mr. McCulley will be responsible for all short-term portfolios, including PIMCO Short-Term Fund. His talents and background ensure that he will be a key contributor in developing economic and investment strategies. He will be sharing his intimate knowledge of Fed policy through a monthly newsletter entitled "Fed Focus." To read this column, visit our web site at www.pimco.com.

Mohamed El-Erian is the new manager of PIMCO Emerging Markets Bond Fund. He brings to PIMCO an impressive record of accomplishments in emerging markets. Among the most notable is his distinguished career with the International Monetary Fund (IMF), where he rose to the position of Deputy Director and led policy work on debt and country issues. More recently, he was the head of the emerging markets research group at Salomon Smith Barney in London.

[PHOTO]

Mohamed El-Erian,
Executive Vice President, Manager of PIMCO Emerging Markets Bond Fund

For more detailed information on the PIMCO Short-Term and Emerging Markets Bond Funds, please turn to pages 25 and 16 respectively.


A Word About the Year 2000

We at PIMCO are dedicated to making our computer systems fully operational before, during, and after 2000. Similarly, our analysts and portfolio managers take Year 2000 risks into account along with other investment considerations when making investment decisions, such as choosing counterparties and evaluating risks associated with portfolio securities. This evaluation often differs for different issuers and depends upon the investment objectives, policies, and restrictions applicable to a portfolio. The information available for different issuers and counterparties varies substantially in accuracy and completeness. In particular, little information exists about companies that are not registered with the United States Securities and Exchange Commission and about foreign issuers, counterparties, markets and other institutions.

While we are dedicated to making a smooth transition to Year 2000, we cannot guarantee investment performance or that Year 2000 will not result in losses. Investments in companies with real or perceived Year 2000 problems may decline in value or fail on scheduled dividend, interest or principal payments. Any such failures may affect the fund's performance./1/

/1/ This is a Year 2000 Readiness Disclosure.

What's new @ www.pimcofunds.com

Visit the New PIMCO Funds Bond Center for the Best in Online Bond Information and Analysis

Finally, there's terra firma in cyberspace! Investors looking for bond information from a bricks and mortar company with a solid reputation can now access it through the PIMCO Funds Bond Center.

Newly launched in October 1999, the Bond Center offers investors unique access to the investment analysis and views of PIMCO founder Bill Gross and his team of experienced fixed-income professionals.

In one place, you'll be able to find interest rate analysis, bond market commentary, insight into PIMCO's investment philosophy and detailed information about the PIMCO family of bond funds. The Bond Center takes Bill Gross and his management team's investment expertise and brings it to your desktop. It's one of the richest sources of information on bonds and bond mutual funds available.

Here's a quick rundown of highlights from the PIMCO Funds Bond Center:

[ ] Bill Gross's Investment Outlook

A monthly commentary on the bond market, the economy and interest rate trends from Morningstar's 1998 Fixed Income Manager of the Year. You'll enjoy Mr. Gross's lively and wide-ranging writing style.

[ ] Regular Fund Manager Updates

Timely reviews and forecasts from the managers of PIMCO's bond funds, with insight into the Funds themselves and into the managers' respective areas of expertise.

[GRAPHIC]

The PIMCO Funds Bond Center offers investors comprehensive, reliable, up-to-date information on bonds and bond mutual funds.


[ ] Monthly Focus on the Fed

Fed Focus is a regular feature from Paul McCulley, who heads up PIMCO's short-term desk and manages PIMCO Short-Term Fund. Each month, McCulley will take you behind the headlines to reveal invaluable insight into the workings of the Fed.

[ ] PIMCO's Sector-Specific Investment Philosophies

PIMCO's fixed-income investment expertise extends far beyond its total return investment philosophy. Through the Bond Center, you can access PIMCO white papers that will give you an in-depth under-standing of the sector-specific strategies guiding the management of PIMCO's bond portfolios.

[ ] And much, much more.

Check out the PIMCO Funds Bond Center today for comprehensive information about fixed-income investing from America's leading bond manager. To access the Bond Center, visit our Web site at www.pimcofunds.com, and click on "Bond Center" at the top of our Home Page.

The PIMCO Funds Family

PIMCO Funds offers unique access to the investment expertise of PIMCO Advisors L.P. PIMCO manages $256 billion, including assets for 46 of the 100 largest U.S. corporations.

The firm's institutional heritage is reflected in the PIMCO Funds, each seeking the highest caliber performance in a specific investment style. To learn more about any of the PIMCO Funds, please call us at 1-888-87-PIMCO.

                  Fund Name                 Objective                                Primary Portfolio Composition
------------------------------------------------------------------------------------------------------------------------------------
Growth            Growth                    Long-term growth of capital              Stocks of larger-capitalized companies
Stock Funds
                  Target                    Capital appreciation                     Stocks of medium-capitalized companies

                  Opportunity               Capital appreciation                     Stocks of smaller-capitalized companies
------------------------------------------------------------------------------------------------------------------------------------
Blend             Capital Appreciation      Growth of capital                        Stocks of larger-capitalized companies the
Stock Funds                                                                          manager believes are reasonably priced

                  Mid-Cap Growth            Growth of capital                        Stocks of medium-capitalized companies the
                                                                                     manager believes are reasonably priced
------------------------------------------------------------------------------------------------------------------------------------
Value             Equity Income             Current income and                       Stocks of companies with below-average P/Es and
Stock Funds                                 long-term growth                         above-average dividends

                  Renaissance               Long-term growth of                      Stocks with below-average valuations
                                            capital and income

                  Value                     Long-term growth of                      Stocks of companies with below-average P/Es
                                            capital and income

                  Value 25                  Long-term growth of                      Stocks of medium-capitalized companies with
                                            capital and income                       below-average P/Es

                  Small-Cap Value           Growth of capital                        Stocks of smaller-capitalized companies with
                                            and income                               below-average P/Es
------------------------------------------------------------------------------------------------------------------------------------
Enhanced Index    Tax-Efficient Equity      Maximum after-tax                        Stocks of larger-capitalized companies
Stock Funds                                 growth of capital

                  StocksPLUS                Total return                             S&P 500 stock index futures backed by a port-
                                            exceeding the S&P 500 Index              folio of short-term, fixed-income securities
------------------------------------------------------------------------------------------------------------------------------------
International     International             Capital appreciation                     Stocks of non-U.S. companies in developed and
Stock Funds                                                                          emerging markets
------------------------------------------------------------------------------------------------------------------------------------
Sector Related    Innovation                Capital appreciation                     Stocks of technology-related companies
Stock Funds
                  Precious Metals           Capital appreciation                     Stocks of precious metals-related companies
------------------------------------------------------------------------------------------------------------------------------------
Short Duration    Money Market              Maximum current income,                  Money market securities (less than or equal to
Bond Funds                                  consistent with preservation             90 days)
                                            of capital and daily
                                            liquidity

                  Short-Term                Maximum current income                   Money market securities and short-term bonds
                                            consistent with preservation             (up to 1 year duration)
                                            of capital and daily
                                            liquidity

                  Low Duration              Maximum total return                     Shorter-term, investment-grade bonds (1-3 year
                                                                                     duration)
------------------------------------------------------------------------------------------------------------------------------------
Intermediate      Total Return              Maximum total return                     Intermediate-term, investment-grade bonds (3-6
Duration Bond                                                                        year duration)
Funds
------------------------------------------------------------------------------------------------------------------------------------
Long Duration     Long-Term U.S. Government Maximum total return                     Long-term U.S. government bonds (8+ year
Bond Funds                                                                           duration)
------------------------------------------------------------------------------------------------------------------------------------
International     Global BondII             Maximum total return                     Investment-grade U.S. and foreign bonds (3-7
Bond Funds                                                                           year duration)

                  Foreign Bond              Maximum total return                     Investment-grade foreign bonds (3-7 year
                                                                                     duration)

                  Emerging Markets Bond     Maximum total return                     Emerging market bonds (0-8 year duration)
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond   High Yield                Maximum total return                     High-yield bonds (2-6 year duration)
Funds
------------------------------------------------------------------------------------------------------------------------------------
Inflation-Indexed Real Return Bond          Maximum total return                     Inflation-adjusted government bonds
Bond Funds
------------------------------------------------------------------------------------------------------------------------------------
Convertible       Convertible Bond          Maximum total return                     Convertible Securities
Bond Funds
------------------------------------------------------------------------------------------------------------------------------------
Tax Exempt        Municipal Bond            High current income exempt from          Investment-grade municipal bonds (3-10 year
Bond Funds                                  federal taxes, preservation of           duration)
                                            capital
------------------------------------------------------------------------------------------------------------------------------------
Stock and Bond    Strategic Balanced        Maximum total return                     S&P Index Futures and short- and intermediate-
Funds                                                                                term investment grade bonds

                  90/10 Portfolio           Long-term capital appreciation           90% in PIMCO Stock Funds and 10% in PIMCO Bond
                                                                                     Funds

                  60/40 Portfolio           Long-term capital appreciation and       60% in PIMCO Stock Funds and 40% in PIMCO Bond
                                            current income                           Funds

                  30/70 Portfolio           Current income, with long-term           30% in PIMCO Stock Funds and 70% in PIMCO Bond
                                            capital appreciation as a                Funds
                                            secondary objective


12  For more information on the risks associated with these Funds, see page 29.

Pacific Investment Management Series

PIMCO Funds Semi-Annual Report


Dear Fellow Shareholder:

Over the last six months, while the U.S. economy continued to steam ahead, the stock and bond markets have experienced a mix of ups and downs. The stock market has taken investors on a bit of a roller coaster ride, with the technology sector (excluding Internet stocks) remaining one of the few areas of the market to outperform.

     It's been a turbulent time for most sectors of the bond market, too, as they reacted negatively to the continued strength of the U.S. economy and to rising interest rates. The Fed raised the short-term interest rate twice in the past six months, bringing it back up to 5.25%, but we are optimistic that this is not the beginning of a protracted series of rate hikes, such as occurred in 1994.

     Yet, despite all this volatility, the funds in the PIMCO Funds Pacific Management Series have continued to experience strong relative performance across the board. It's this kind of solid performance--even in difficult times-- that has helped build PIMCO's reputation as America's leading bond manager. In fact, PIMCO Funds is attracting new investors at a rapid rate: it recently surpassed the $50 billion mark in assets under management, making it one of the country's fastest-growing fund families.

     There was more good news. After naming Bill Gross and his investment team Fixed Income Manager of the Year in January, Morningstar announced this summer that it had selected two PIMCO Funds for inclusion in its 401(k) plan--PIMCO Total Return and High Yield Funds. And they're the only bond funds in Morningstar's plan. You may also have noticed Bill Gross's appearance on the investment "all-star" lists of Money, Worth and SmartMoney--the only portfolio manager to make all three lineups. (More on this on page 9.)

     And now to the business at hand. On the following pages, we present detailed information on all the Funds in our Pacific Investment Management Series. I encourage you to review the information and commentary carefully. Once again, I'd like to thank you for the trust you've placed in us through your investment. If you have any questions regarding your investment, contact your financial advisor, or call us at 1-888-87-PIMCO. Or visit our Web site at www.pimcofunds.com.

PIMCO Advisors Holdings L.P. (NYSE:PA), its operating subsidiary PIMCO Advisors L.P. and Allianz AG (EURO:ALV) announced that they have reached a definitive agreement for Allianz AG to acquire majority ownership of PIMCO Advisors, including all of the interests held at PIMCO Advisors Holdings L.P. Under the terms of the agreement, at the closing the units of PA Holdings will be exchanged by way of a merger and there will be no further public ownership of PIMCO Advisors. Additionally, key employees at each of PIMCO Advisors' investment units, including PIMCO's Bill Gross, have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff.

Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman of the Board
October 29, 1999

PIMCO Funds Financial Information

We are pleased to present an in-depth review of PIMCO Funds Pacific Investment Management Series as of September 30, 1999. In order to help analyze, compare and contrast the Funds, the report is broken down into a number of sections. Listed below is a table of contents and descriptions of the various sections.

Pages 15-29  Fund Summaries
A summary of a Fund's performance record and portfolio composition, and a review from the Fund's investment manager.

Pages  30-95 Schedule of Investments
The Schedule of Investments includes a listing of securities in the Fund's portfolio as of September 30, 1999, including the number of shares or principal amount and value as of that date.

                                                Schedule of
Fund Name                         Fund Summary  Investments

Convertible Bond Fund             Page 15       Page 30
Emerging Markets Bond Fund        Page 16       Page 32
Foreign Bond Fund                 Page 17       Page 34
Global Bond Fund II               Page 18       Page 39
High Yield Fund                   Page 19       Page 44
Long-Term U.S. Government Fund    Page 20       Page 49
Low Duration Fund                 Page 21       Page 52
Money Market Fund                 Page 22       Page 59
Municipal Bond Fund               Page 23       Page 60
Real Return Bond Fund             Page 24       Page 62
Short-Term Fund                   Page 25       Page 64
StocksPLUS Fund                   Page 26       Page 67
Strategic Balanced Fund           Page 27       Page 71
Total Return Fund                 Page 28       Page 74

Pages 96-103  Financial Highlights
This chart shows a per share breakdown of the factors that affect a Fund's NAV for the current and past reporting periods. In addition to showing total returns, the chart reports distributions, asset sizes, expense ratios and portfolio turnover rates.

Pages 104-105  Statements of Assets and Liabilities
A "balance sheet" of a Fund as of the last day of the fiscal period. It includes the Fund's class-level NAVs per share by dividing the Fund's class-level net assets (assets minus liabilities) by the number of class-level shares outstanding.

Pages 106-107  Statements of Operations
This statement lists a Fund's income, expenses, and gains and losses on securities and currency transactions, and appreciation or depreciation from portfolio holdings.

Pages 108-110  Statements of Changes in Net Assets
This reports the increase or decrease in a Fund's net assets during the reporting period. Changes in net assets are due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

Page 111  Statement of Cash Flows
For certain Funds that employ leveraging in the investment strategy, this reports the increase or decrease in a Fund's cash balance during the reporting period. Changes in cash balances are due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

Pages 112-118  Notes to Financial Statements
A description of the significant accounting policies of the Funds, and more detailed information about the schedules and tables that appear in the report.

September 30, 1999

OBJECTIVE:
Maximum total return.

PORTFOLIO:
Convertible Securities

FUND INCEPTION DATE:
3/31/99

Total Net Assets:
$38.8 million

PORTFOLIO MANAGER:
Sandra Durn

PIMCO Convertible Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/99

                             A Shares                 B Shares                   C Shares             Lipper          First Boston
                                                                                                      Convertible.    Convertible
                                        Adjusted                    Adjusted     Adjusted             Sec. Fund Avg.  Bond Index
------------------------------------------------------------------------------------------------------------------------------------

Inception                    13.43%     8.32%         13.09%        8.09%        12.19%               --              --

Change in Value
$10,000 invested at the Fund's inception




                      PIMCO            PIMCO            PIMCO           First Boston
  MONTH            Convertible      Convertible      Convertible         Convertible
                      Bond A           Bond B           Bond C              Index
03/31/1999            9,550          10,000             10,000              10,000
04/30/1999           10,006          10,471             10,471              10,405
05/31/1999           10,184          10,650             10,650              10,309
06/30/1999           10,727          11,219             11,229              10,754
07/31/1999           10,747          11,239             11,240              10,612
08/31/1999           10,727          11,199             11,209              10,643
09/30/1999           10,833          10,808             11,219              10,671

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks can be enhanced when investing in emerging markets. See page 29 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
---------------------------------------
1 year or less                      6%
---------------------------------------
1-5 years                          26%
---------------------------------------
5-10 years                          6%
---------------------------------------
10-20 years                        56%
---------------------------------------
20-30 years                         4%
---------------------------------------
Over 30 years                       2%
---------------------------------------
Duration                    1.44 years
---------------------------------------

Sector Breakdown:
---------------------------------------
Convertible Bonds & Notes        68.1%
---------------------------------------
Convertible Preferred Stock      26.9%
---------------------------------------
Other                             5.0%
---------------------------------------

Quality Breakdown
---------------------------------------
AAA                               7.2%
---------------------------------------
AA                               10.5%
---------------------------------------
A                                25.2%
---------------------------------------
BBB                              39.1%
---------------------------------------
BB                                8.4%
---------------------------------------
B                                 9.6%
---------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

PIMCO Convertible Bond Fund was launched on March 31, 1999. The Fund seeks to maximize total return by investing primarily in a portfolio of convertible bonds. Convertible bonds, like regular bonds, offer a steady income stream; but unlike regular bonds, they can be converted into common stock. This means they have the price appreciation potential of stocks, while maintaining the lower risk profile associated with bonds.

     The convertible bond market has performed well over the past six months. For the six-month period ended September 30, 1999, the First Boston Convertible Bond Index rose 6.71% while the S&P 500 returned 0.72%. Over that same time period, the Fund returned 13.43% for its Class A shares, outpacing the Lipper Convertible Securities Fund Average, which returned 12.85%.

  The second and third quarters were difficult for the bond market as the Federal Reserve raised short-term interest rates twice in a preemptive move against inflation. Treasury prices fell, as investor sentiment remained negative. Corporate bonds lagged other sectors as heavy issuance and concern about credit deterioration weighed on the market. Although equities made new highs, they ended the six-month period only slightly higher than they were at the end of March.

     Convertible bonds were able to outperform most broad fixed-income and equity indices. Our Fund benefited from significant weightings in technology, energy and telecommunications. Technology holdings benefited from accelerating product innovation, falling prices and rising demand for technology products. Energy- related holdings performed well as commodity prices rose and capacity declined. Telecommunications also posted strong returns, driven by an increase in service offerings and the continued rebound in global growth. Our holdings in healthcare, however, performed poorly as the group continued to suffer from industry-wide regulatory concerns.

     Looking ahead, the manager plans to maintain the portfolio at a high average investment grade rating of BBB, while uncovering higher-quality, undervalued convertibles that stand to appreciate in value as the market recognizes their strong underlying credit fundamentals. The Fund's exposure to technology and energy-related holdings will be maintained. Finally, the manager will continue to focus on convertibles that offer strong downside protection as the outlook for the financial markets remains cautious.

                                          See page 30 for financial details.  15

September 30, 1999


OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).

PORTFOLIO:
Primarily emerging market bonds.

DURATION RANGE:
0-8 years

FUND INCEPTION DATE:
7/31/97

Total Net Assets:
$17.5 million

PORTFOLIO MANAGER:
Mohamed El-Erian

PIMCO Emerging Markets Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return     For periods ended 9/30/99

                                              A Shares            B Shares              C Shares   Lipper           J.P. Morgan
                                                                                                   Emerg. Mkts.     Emerg. Mkts.
                                                       Adjusted              Adjusted   Adjusted   Debt Fund Avg.   Plus Index
------------------------------------------------------------------------------------------------------------------------------------

1 Year                                        27.49%   21.75%     26.53%     21.53%     25.55%     24.44%           23.02%
Inception                                     -1.42%   -3.49%     -2.20%     -3.29%     -2.18%     --               --

Change in Value
$10,000 invested at the Fund's inception


                     PIMCO       PIMCO       PIMCO         J.P. Morgan
  MONTH            Emerging    Emerging    Emerging     Emerging Markets
                   Markets A   Markets B   Markets C       Plus Index
07/31/1997             9,550      10,000      10,000              10,000
08/31/1997             9,434       9,870       9,872               9,960
09/30/1997             9,693      10,134      10,135              10,264
10/31/1997             8,587       8,970       8,971               9,082
11/30/1997             9,038       9,436       9,437               9,513
12/31/1997             9,266       9,668       9,669               9,841
01/31/1998             9,277       9,673       9,674               9,822
02/28/1998             9,538       9,940       9,941              10,103
03/31/1998             9,822      10,228      10,229              10,354
04/30/1998             9,844      10,245      10,245              10,379
05/31/1998             9,524       9,905       9,905              10,025
06/30/1998             9,209       9,571       9,571               9,735
07/31/1998             9,347       9,706       9,706               9,802
08/31/1998             6,741       6,994       6,994               6,985
09/30/1998             7,263       7,531       7,532               7,668
10/31/1998             7,641       7,916       7,919               8,165
11/30/1998             8,250       8,542       8,544               8,645
12/31/1998             8,147       8,430       8,432               8,429
01/31/1999             7,862       8,130       8,133               8,117
02/28/1999             8,016       8,285       8,288               8,233
03/31/1999             8,556       8,838       8,840               8,857
04/30/1999             9,267       9,565       9,569               9,462
05/31/1999             8,684       8,959       8,961               8,922
06/30/1999             8,943       9,221       9,224               9,321
07/31/1999             8,883       9,153       9,155               9,128
08/31/1999             8,867       9,129       9,133               9,115
09/30/1999             9,260       9,300       9,533               9,434

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks can be enhanced when investing in emerging markets. See page 29 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
---------------------------------------
1 year or less                     22%
---------------------------------------
1-5 years                          14%
---------------------------------------
5-10 years                         42%
---------------------------------------
10-20 years                        13%
---------------------------------------
20-30 years                         9%
---------------------------------------
Duration                    4.88 years
---------------------------------------

Top 10 Countries
---------------------------------------
Brazil                           25.3%
---------------------------------------
Mexico                           18.1%
---------------------------------------
Argentina                         9.7%
---------------------------------------
South Korea                       5.9%
---------------------------------------
Venezuela                         5.2%
---------------------------------------
Poland                            5.2%
---------------------------------------
Bulgaria                          5.1%
---------------------------------------
Colombia                          3.8%
---------------------------------------
Philippines                       2.8%
---------------------------------------
Panama                            2.8%
---------------------------------------

Quality Breakdown
---------------------------------------
AAA                               5.2%
---------------------------------------
AA                                0.5%
---------------------------------------
A                                 0.6%
---------------------------------------
BBB                              14.7%
---------------------------------------
BB                               41.1%
---------------------------------------
B                                37.9%
---------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------
For the six-month period ended September 30, 1999, PIMCO Emerging Markets Bond Fund outperformed the J.P. Morgan Emerging Markets Bond Plus Index (EMBI), with Class A shares registering a return of 8.23% compared to 6.51% for the Index. This performance was achieved while maintaining PIMCO's strategic cautious approach that places emphasis on countries with sound economic and financial fundamentals.

     The Fund's objective is to seek maximum total return through investment in fixed-income instruments issued in emerging market countries, which, although more risky, offer higher yield and capital appreciation potential.

     There were two main reasons for the Fund's strong performance: PIMCO's careful instrument selection within overall high quality credits (a decision that kept the Fund underexposed to Russia); and careful consistent research that enabled PIMCO to acquire new issues at attractive levels.

     Our market investments were more resilient to external developments overall, helping increase our diversification attributes. This was evident in Latin America (Mexico, in particular), Asia (Philippines and Korea) and Europe (Poland and Bulgaria). In particular, the Fund was aided by a concentration in Brady Bonds which enabled us to exploit relative price moves without increasing overall country risk. We benefited as some of these U.S. dollar-denominated securities were supported by increased governmental buy-back activity. However, an Ecuadorian Brady Bond issue was a highlight for the Fund because we sold it well ahead of the country's default, avoiding the sharp drop in price.

     Meanwhile, we deployed cash in new issuance by other countries which, despite strong fundamentals, were initially underresearched by Wall Street. As more investors became aware of these opportunities, the price of these bonds appreciated.

     Looking forward, emerging market bonds remain relatively cheap from a secular point of view. Specifically, we expect emerging market returns to be bolstered by improving economic fundamentals in a number of key countries. We'll watch the gradual return of investors who left the market in the context of last August's dramatic default by Russia. Emerging markets continue to offer greater diversification potential through higher returns, declining price volatility, and lower correlation with U.S. markets.

     In view of our outlook, we'll continue to be cautious towards countries whose economic, financial and political foundations are weak. We remain constructive on the strong fundamental credits such as Korea, Mexico, Poland, etc., because we believe these solid traits are valuable in the face of political and economic upheavals.

16                                            See page 32 for financial details.

September 30, 1999

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).

PORTFOLIO:
Primarily investment grade foreign bonds.

DURATION RANGE:
3-7 years

FUND INCEPTION DATE:
12/03/92

TOTAL NET ASSETS:
$579.5 million

PORTFOLIO MANAGER:
Lee Thomas

PIMCO Foreign Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended  9/30/99

                                A Shares                 B Shares                      C Shares     Lipper Intl.   J.P. Morgan
                                                                                                    Income Fund    Non-U.S.
                                          Adjusted                       Adjusted      Adjusted     Average        Index (Hedged)
------------------------------------------------------------------------------------------------------------------------------------

1 year                           0.76%    -3.77%         0.01%           -4.62%        -0.92%       -0.54%          2.16%
3 years                          7.88%     6.24%         7.10%            6.32%         7.09%        3.94%          9.50%
5 years                         11.46%    10.44%         10.66%          10.39%        10.65%        6.83%         11.24%
Inception                        9.41%     8.68%          8.62%           8.62%         8.61%          --             --

Change in Value
$10,000 invested at the Fund's inception

                            PIMCO            PIMCO            PIMCO        J.P. Morgan
  MONTH                   Foreign A        Foreign B        Foreign C         Non-U.S.
                                                                              (Hedged)
12/31/1992                    9,550           10,000           10,000           10,000
01/31/1993                    9,625           10,073           10,073           10,091
02/28/1993                    9,833           10,286           10,286           10,274
03/31/1993                    9,867           10,314           10,314           10,280
04/30/1993                    9,863           10,304           10,304           10,281
05/31/1993                    9,949           10,387           10,387           10,338
06/30/1993                   10,180           10,623           10,623           10,549
07/31/1993                   10,337           10,781           10,781           10,667
08/31/1993                   10,584           11,033           11,033           10,889
09/30/1993                   10,622           11,067           11,067           10,936
10/31/1993                   10,776           11,221           11,221           11,082
11/30/1993                   10,803           11,242           11,242           11,159
12/31/1993                   11,068           11,511           11,511           11,390
01/31/1994                   11,079           11,515           11,515           11,333
02/28/1994                   10,782           11,200           11,200           11,078
03/31/1994                   10,590           10,994           10,994           10,977
04/30/1994                   10,486           10,879           10,879           10,899
05/31/1994                   10,329           10,709           10,709           10,779
06/30/1994                   10,135           10,501           10,501           10,669
07/31/1994                   10,195           10,557           10,557           10,739
08/31/1994                   10,091           10,442           10,442           10,636
09/30/1994                   10,104           10,448           10,448           10,645
10/31/1994                   10,139           10,477           10,477           10,687
11/30/1994                   10,285           10,622           10,622           10,838
12/31/1994                   10,214           10,541           10,541           10,813
01/31/1995                   10,280           10,601           10,601           10,931
02/28/1995                   10,343           10,660           10,660           11,072
03/31/1995                   10,347           10,656           10,656           11,297
04/30/1995                   10,596           10,905           10,905           11,477
05/31/1995                   11,008           11,322           11,322           11,854
06/30/1995                   10,938           11,243           11,243           11,814
07/31/1995                   11,142           11,445           11,445           11,963
08/31/1995                   11,351           11,651           11,651           12,067
09/30/1995                   11,508           11,806           11,806           12,258
10/31/1995                   11,697           11,991           11,991           12,395
11/30/1995                   12,152           12,450           12,450           12,667
12/31/1995                   12,328           12,623           12,623           12,785
01/31/1996                   12,627           12,919           12,919           12,939
02/29/1996                   12,354           12,632           12,632           12,787
03/31/1996                   12,550           12,826           12,826           12,893
04/30/1996                   12,850           13,125           13,125           13,047
05/31/1996                   12,895           13,163           13,163           13,136
06/30/1996                   13,037           13,299           13,299           13,245
07/31/1996                   13,160           13,417           13,417           13,345
08/31/1996                   13,478           13,733           13,733           13,522
09/30/1996                   13,851           14,107           14,107           13,810
10/31/1996                   14,189           14,442           14,442           14,038
11/30/1996                   14,528           14,780           14,780           14,319
12/31/1996                   14,601           14,845           14,845           14,339
01/31/1997                   14,826           15,067           15,070           14,518
02/28/1997                   14,900           15,133           15,136           14,611
03/31/1997                   14,708           14,929           14,932           14,533
04/30/1997                   14,840           15,054           15,057           14,690
05/31/1997                   14,912           15,117           15,120           14,767
06/30/1997                   15,205           15,406           15,409           15,018
07/31/1997                   15,424           15,619           15,622           15,257
08/31/1997                   15,356           15,539           15,542           15,275
09/30/1997                   15,683           15,859           15,862           15,545
10/31/1997                   15,495           15,658           15,661           15,645
11/30/1997                   15,700           15,856           15,860           15,757
12/31/1997                   15,924           16,072           16,075           15,962
01/31/1998                   16,149           16,289           16,292           16,174
02/28/1998                   16,293           16,424           16,428           16,318
03/31/1998                   16,491           16,615           16,618           16,464
04/30/1998                   16,542           16,666           16,660           16,548
05/31/1998                   16,680           16,793           16,786           16,774
06/30/1998                   16,756           16,860           16,853           16,847
07/31/1998                   17,016           17,111           17,104           17,003
08/31/1998                   16,875           16,959           16,952           17,338
09/30/1998                   17,256           17,332           17,325           17,749
10/31/1998                   16,894           16,956           16,949           17,722
11/30/1998                   17,205           17,258           17,251           17,914
12/31/1998                   17,441           17,482           17,475           17,892
01/31/1999                   17,793           17,825           17,818           18,114
02/28/1999                   17,613           17,634           17,627           17,993
03/31/1999                   17,715           17,726           17,719           18,207
04/30/1999                   17,938           17,937           17,930           18,438
05/31/1999                   17,651           17,639           17,632           18,363
06/30/1999                   17,431           17,406           17,399           18,078
07/31/1999                   17,433           17,397           17,391           18,031
08/31/1999                   17,302           17,257           17,250           18,063
09/30/1999                   17,388           17,333           17,326           18,132

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 29 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
---------------------------------------
1-5 years                          37%
---------------------------------------
5-10 years                         44%
---------------------------------------
10-20 years                        11%
---------------------------------------
20-30 years                         8%
---------------------------------------
Duration                    4.70 years
---------------------------------------

Top 10 Countries
---------------------------------------
United States                    39.4%
---------------------------------------
Japan                            11.5%
---------------------------------------
Germany                           8.8%
---------------------------------------
Supranational                     5.2%
---------------------------------------
New Zealand                       4.2%
---------------------------------------
Canada                            3.8%
---------------------------------------
Denmark                           3.6%
---------------------------------------
United Kingdom                    3.3%
---------------------------------------
Spain                             3.2%
---------------------------------------
Cayman Islands                    1.9%
---------------------------------------

Quality Breakdown
---------------------------------------
AAA                              69.3%
---------------------------------------
AA                               15.0%
---------------------------------------
A                                 5.9%
---------------------------------------
BBB                               5.0%
---------------------------------------
BB                                4.2%
---------------------------------------
B                                 0.6%
---------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------
For the six-month period ended September 30, 1999, the PIMCO Foreign Bond Fund underperformed the J.P. Morgan Non-U.S. Index (Hedged), with Class A shares falling 1.85% compared to a decline of 0.41% for the Index. However, the portfolio has beaten the Lipper International Income Fund Average return over the 1-, 3-, 5-year and since inception periods ended September 30, 1999.

     PIMCO Foreign Bond Fund invests in what we believe to be the safest and most liquid fixed-income securities outside of the United States. By utilizing PIMCO's total return approach, the manager aims to deliver a portfolio that is relatively less volatile than other high yielding, low-quality global bond funds.

     In particular, during the past six months, numerous portfolio strategies were responsible for the Fund's competitive performance. The Fund's below-Index duration (interest rate sensitivity) added to returns as interest rates rose across the globe. Economic data from Europe and Asia continued to improve, suggesting the emergence of a global recovery. By having a relatively low duration, the Fund was able to avoid full exposure to the negative effects of these events.

     Certain regional allocations supported the Fund's positive performance. Emerging market positions aided returns due to their relatively higher yields and diminished market volatility. Country selection within the dollar bloc was a slight positive for the portfolio, especially overweight allocation in Australia and New Zealand--two countries that benefited from low inflation and strong currencies.

     However, other country selection detracted from the Fund's results. Certain European bloc countries were a slight negative for the Fund. In particular, emphasis on second round European Monetary Union candidates such as Greece and Sweden hurt performance as yield premiums widened due to liquidity concerns. An underweight position in Japan was a negative as Japanese bonds gained, buoyed by demand from domestic institutional investors.

     Going forward, we will continue to target portfolio duration below the benchmark, particularly in Japan, as improving economic fundamentals lead to higher interest rates. In core Europe, we will focus on higher yielding countries such as Spain and Italy, and we will overweight the Euro versus the U.S. dollar due to improving European economic fundamentals. We will also maintain a small position in higher-quality emerging market bonds to take advantage of that region's improving fundamentals.

                                          See page 34 for financial details.  17

September 30, 1999

OBJECTIVE:
Maximum total return, consistent with preservation of capital (U.S. and non-
U.S.).

PORTFOLIO:
Primarily investment grade U.S. and foreign bonds.

DURATION RANGE:
3-7 years

FUND INCEPTION DATE:
10/02/95

TOTAL NET ASSETS:
$42.9 million

PORTFOLIO MANAGER:
Lee Thomas

PIMCO Global Bond Fund II

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/99

                         A Shares                   B Shares                  C Shares      Lipper Global  J.P. Morgan
                                                                                            Income Fund    Global Index
                                    Adjusted                      Adjusted    Adjusted      Average        (Hedged)
1 Year                   -0.15%     -4.64%          -0.91%        -5.62%      -1.86%        0.19%          0.67%
3 Years                   6.42%      4.80%           5.63%         4.85%       5.62%        3.46%          8.59%
Inception                 8.48%      7.23%           7.65%         7.07%       7.64%          --             --

Change in Value
$10,000 invested at the Fund's inception

                                PIMCO              PIMCO                PIMCO           J.P. Morgan
  MONTH                         Global             Global               Global             Global
                               Bond II A          Bond II B            Bond II C           Index
                                                                                          (Hedged)
10/31/1995                      9,550               10,000               10,000             10,000
11/30/1995                      9,869               10,334               10,334             10,191
12/31/1995                     10,030               10,502               10,502             10,302
01/31/1996                     10,220               10,702               10,702             10,406
02/29/1996                     10,026               10,499               10,499             10,257
03/31/1996                     10,045               10,512               10,512             10,279
04/30/1996                     10,170               10,625               10,625             10,334
05/31/1996                     10,162               10,606               10,596             10,373
06/30/1996                     10,256               10,677               10,677             10,471
07/31/1996                     10,299               10,718               10,718             10,530
08/31/1996                     10,552               10,964               10,964             10,614
09/30/1996                     10,799               11,214               11,214             10,814
10/31/1996                     11,031               11,458               11,448             11,009
11/30/1996                     11,303               11,724               11,724             11,215
12/31/1996                     11,274               11,697               11,686             11,188
01/31/1997                     11,370               11,778               11,778             11,283
02/28/1997                     11,448               11,852               11,852             11,334
03/31/1997                     11,290               11,681               11,681             11,255
04/30/1997                     11,424               11,812               11,812             11,392
05/31/1997                     11,514               11,896               11,896             11,468
06/30/1997                     11,710               12,092               12,092             11,638
07/31/1997                     11,954               12,335               12,335             11,886
08/31/1997                     11,910               12,282               12,282             11,844
09/30/1997                     12,131               12,502               12,503             12,043
10/31/1997                     11,989               12,347               12,348             12,176
11/30/1997                     12,074               12,427               12,428             12,254
12/31/1997                     12,208               12,558               12,559             12,405
01/31/1998                     12,318               12,665               12,664             12,581
02/28/1998                     12,389               12,729               12,729             12,632
03/31/1998                     12,556               12,893               12,893             12,714
04/30/1998                     12,610               12,941               12,941             12,777
05/31/1998                     12,677               13,002               13,002             12,936
06/30/1998                     12,734               13,053               13,049             13,030
07/31/1998                     12,888               13,201               13,197             13,113
08/31/1998                     12,750               13,052               13,048             13,412
09/30/1998                     13,034               13,337               13,333             13,754
10/31/1998                     12,818               13,106               13,102             13,724
11/30/1998                     12,986               13,269               13,264             13,821
12/31/1998                     13,097               13,373               13,369             13,821
01/31/1999                     13,388               13,662               13,658             13,961
02/28/1999                     13,182               13,445               13,441             13,774
03/31/1999                     13,264               13,520               13,516             13,900
04/30/1999                     13,390               13,641               13,636             14,031
05/31/1999                     13,184               13,422               13,418             13,947
06/30/1999                     13,021               13,249               13,245             13,789
07/31/1999                     13,008               13,227               13,223             13,760
08/31/1999                     12,948               13,158               13,154             13,775
09/30/1999                     13,012               12,915               13,210             13,846

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 29 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
---------------------------------------
1 year or less                     15%
---------------------------------------
1-5 years                          36%
---------------------------------------
5-10 years                         40%
---------------------------------------
10-20 years                         7%
---------------------------------------
20-30 years                         2%
---------------------------------------
Duration                    4.71 years
---------------------------------------

Top 10 Countries
---------------------------------------
United States                    48.8%
---------------------------------------
Germany                           8.7%
---------------------------------------
Supranational                     6.1%
---------------------------------------
Japan                             6.0%
---------------------------------------
New Zealand                       3.3%
---------------------------------------
Denmark                           3.1%
---------------------------------------
Canada                            2.9%
---------------------------------------
Spain                             2.5%
---------------------------------------
United Kingdom                    1.9%
---------------------------------------
Mexico                            1.8%
---------------------------------------

Quality Breakdown
---------------------------------------
AAA                              68.8%
---------------------------------------
AA                               15.7%
---------------------------------------
A                                 6.0%
---------------------------------------
BBB                               5.0%
---------------------------------------
BB                                4.0%
---------------------------------------
B                                 0.5%
---------------------------------------

--------------------------------------------------------------------------------
 PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------
For the six-month period ended September 30, 1999, the PIMCO Global Bond Fund II underperformed the J.P. Morgan Global Index (Hedged), with Class A shares falling 1.89% compared to a decline of 0.39% for the Index. However, the portfolio has beaten the Lipper International Income Fund Average return over the 3-year and since inception periods ended September 30, 1999.

     PIMCO Global Bond Fund II invests in what we believe to be the safest and most liquid fixed-income securities in the world. By utilizing PIMCO's total return approach, the manager aims to deliver a portfolio that is relatively less volatile than other high yielding, low-quality global bond funds.

     In particular, during the past six months, numerous portfolio strategies were responsible for the Fund's competitive performance. The Fund's below-Index duration (interest rate sensitivity) added to returns as interest rates rose across the globe. Economic data from Europe and Asia continued to improve, suggesting the emergence of a global recovery. The United States also experienced rising interest rates due to signs of growing inflation. By having a relatively low duration, the Fund was able to avoid full exposure to the negative effects of these events.

     Certain regional allocations supported the Fund's positive performance. Emerging market positions aided returns due to their relatively higher yields and diminished market volatility. Country selection within the dollar bloc was a slight positive for the portfolio, especially overweight allocation in Australia and New Zealand--two countries that benefited from low inflation and strong currencies.

     However, other country selection detracted from the Fund's results. Certain European bloc countries were a slight negative for the Fund. In particular, emphasis on second round European Monetary Union candidates such as Greece and Sweden hurt performance as yield premiums widened due to liquidity concerns. An underweight position in Japan was a negative as Japanese bonds gained, buoyed by demand from domestic institutional investors. The portfolio's allocation to U.S. bonds also dragged down performance due to the rising interest rate trend that has been evident during much of this year.

     Going forward, we will continue to target portfolio duration below the benchmark, particularly in Japan, as improving economic fundamentals lead to higher interest rates. In core Europe, we will focus on higher yielding countries such as Spain and Italy, and we will overweight the Euro versus the U.S. dollar due to improving European economic fundamentals. We will also maintain a small position in higher-quality emerging market bonds to take advantage of that region's improving fundamentals.

18                                            See page 39 for financial details.

September 30, 1999

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily high yield bonds.

Duration Range:
2-6 years

FUND INCEPTION DATE:
12/16/92

TOTAL NET ASSETS:
$3.6 billion

PORTFOLIO MANAGER:
Ben Trosky

PIMCO High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/99

                   A Shares                  B Shares             C Shares     Lipper High       Lehman BB
                                                                               Current Yield     Int. Corp.
                               Adjusted                 Adjusted   Adjusted    Fund Avg.         Index
------------------------------------------------------------------------------------------------------------
1 year              4.27%      -0.42%        3.49%      -1.32%     2.53%       4.84%             2.46%
3 years             7.87%       6.22%        7.06%       6.21%     7.07%       5.51%             7.09%
5 years            10.19%       9.18%        9.39%       9.11%     9.40%       8.16%             9.10%
Inception          10.33%       9.59%        9.54%       9.54%     9.54%         --                --

Change in Value
$10,000 invested at the Fund's inception

                             PIMCO             PIMCO             PIMCO            Lehman BB
                          High Yield        High Yield        High Yield    Int. Corp. Index
      MONTH                    A                 B                 C

12/31/1992                     9,550            10,000            10,000              10,000
01/31/1993                     9,764            10,218            10,218              10,211
02/28/1993                     9,941            10,398            10,398              10,361
03/31/1993                    10,138            10,597            10,597              10,478
04/30/1993                    10,243            10,700            10,700              10,566
05/31/1993                    10,315            10,769            10,769              10,644
06/30/1993                    10,592            11,052            11,052              10,870
07/31/1993                    10,664            11,120            11,120              10,980
08/31/1993                    10,780            11,235            11,235              11,107
09/30/1993                    10,831            11,281            11,281              11,188
10/31/1993                    11,118            11,573            11,573              11,338
11/30/1993                    11,200            11,652            11,652              11,368
12/31/1993                    11,293            11,742            11,742              11,465
01/31/1994                    11,530            11,981            11,981              11,657
02/28/1994                    11,525            11,969            11,969              11,644
03/31/1994                    11,177            11,601            11,601              11,288
04/30/1994                    11,076            11,489            11,489              11,221
05/31/1994                    11,154            11,562            11,562              11,231
06/30/1994                    11,166            11,567            11,567              11,265
07/31/1994                    11,267            11,666            11,666              11,402
08/31/1994                    11,359            11,753            11,753              11,523
09/30/1994                    11,434            11,824            11,824              11,544
10/31/1994                    11,436            11,819            11,819              11,571
11/30/1994                    11,387            11,761            11,761              11,492
12/31/1994                    11,520            11,892            11,892              11,563
01/31/1995                    11,629            11,997            11,997              11,749
02/28/1995                    11,945            12,315            12,315              12,106
03/31/1995                    12,115            12,484            12,484              12,220
04/30/1995                    12,376            12,746            12,746              12,465
05/31/1995                    12,731            13,104            13,104              12,831
06/30/1995                    12,832            13,200            13,200              12,944
07/31/1995                    13,000            13,365            13,365              13,062
08/31/1995                    13,096            13,456            13,456              13,138
09/30/1995                    13,275            13,634            13,634              13,280
10/31/1995                    13,465            13,822            13,822              13,384
11/30/1995                    13,625            13,978            13,978              13,553
12/31/1995                    13,852            14,202            14,202              13,767
01/31/1996                    14,072            14,419            14,419              13,990
02/29/1996                    14,083            14,422            14,422              13,940
03/31/1996                    13,968            14,295            14,295              13,867
04/30/1996                    14,025            14,345            14,345              13,862
05/31/1996                    14,068            14,381            14,381              13,881
06/30/1996                    14,122            14,427            14,427              14,031
07/31/1996                    14,243            14,542            14,542              14,107
08/31/1996                    14,471            14,766            14,766              14,221
09/30/1996                    14,804            15,097            15,097              14,527
10/31/1996                    14,948            15,236            15,236              14,729
11/30/1996                    15,267            15,554            15,554              15,026
12/31/1996                    15,416            15,696            15,696              15,059
01/31/1997                    15,570            15,837            15,842              15,203
02/28/1997                    15,805            16,067            16,071              15,386
03/31/1997                    15,593            15,842            15,846              15,203
04/30/1997                    15,755            15,997            16,002              15,392
05/31/1997                    16,110            16,346            16,351              15,655
06/30/1997                    16,343            16,573            16,578              15,857
07/31/1997                    16,760            16,984            16,989              16,330
08/31/1997                    16,750            16,962            16,967              16,174
09/30/1997                    17,026            17,232            17,237              16,428
10/31/1997                    17,038            17,232            17,237              16,484
11/30/1997                    17,197            17,381            17,387              16,600
12/31/1997                    17,386            17,562            17,567              16,752
01/31/1998                    17,680            17,847            17,852              16,953
02/28/1998                    17,770            17,927            17,932              17,031
03/31/1998                    17,903            18,051            18,056              17,140
04/30/1998                    17,943            18,080            18,085              17,228
05/31/1998                    18,029            18,156            18,161              17,340
06/30/1998                    18,157            18,272            18,279              17,446
07/31/1998                    18,344            18,447            18,454              17,536
08/31/1998                    17,603            17,691            17,698              17,052
09/30/1998                    17,821            17,898            17,905              17,414
10/31/1998                    17,639            17,705            17,712              17,191
11/30/1998                    18,378            18,436            18,443              17,603
12/31/1998                    18,452            18,497            18,504              17,714
01/31/1999                    18,690            18,724            18,731              17,897
02/28/1999                    18,531            18,554            18,561              17,764
03/31/1999                    18,679            18,689            18,697              17,892
04/30/1999                    18,985            18,984            18,992              18,075
05/31/1999                    18,617            18,605            18,612              17,856
06/30/1999                    18,608            18,584            18,592              17,815
07/31/1999                    18,652            18,618            18,625              17,883
08/31/1999                    18,574            18,528            18,536              17,770
09/30/1999                    18,580            18,523            18,530              17,843

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. The investments made by the High Yield Fund may involve high risk and may have speculative characteristics. See page 29 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
---------------------------------------
1 year or less                     10%
---------------------------------------
1-5 years                          20%
---------------------------------------
5-10 years                         64%
---------------------------------------
10-20 years                         4%
---------------------------------------
20-30 years                         2%
---------------------------------------
Duration                    4.48 years
---------------------------------------

Sector Breakdown
---------------------------------------
Corporate Bonds & Notes          86.2%
---------------------------------------
Asset-Backed Securities           4.2%
---------------------------------------
Other                             9.6%
---------------------------------------

Quality Breakdown
---------------------------------------
AAA                               1.2%
---------------------------------------
AA                                0.2%
---------------------------------------
A                                 1.4%
---------------------------------------
BBB                              11.7%
---------------------------------------
BB                               49.4%
---------------------------------------
B                                36.1%
---------------------------------------

--------------------------------------------------------------------------------
 PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------
For the six-month period ended September 30, 1999, the PIMCO High Yield Fund underperformed the Lehman BB Intermediate Corporate Index, with Class A shares falling 0.52% compared to a decline of 0.28% for the Index. However, the portfolio has beaten its benchmark over the 1-, 3-, 5-year and since inception periods ended September 30, 1999.

     The Fund's manager invests primarily in middle- and upper-tier quality, high yield bonds in an effort to limit the portfolio's exposure to risks associated with the lower-tier of the junk bond market. This strategy assisted returns as much of the high yield market suffered losses due to investor concern about economic growth and corporate profits. There was increased uneasiness about the volatility associated with both the bond and stock markets, and our relatively conservative portfolio provided some shelter from the storm.

     This is not to say that all investment strategies had a positive effect on the Fund. The portfolio's weighting in single-B bonds detracted from performance as they underperformed the more conservative BB benchmark. And a longer-than-benchmark duration (sensitivity to interest rates) hindered returns since bond prices declined during the trailing six months as interest rates rose.

     However, we were able to mitigate some of the negative effects of the above- mentioned positions, thanks mostly to our focus on higher quality. In particular, during the last six months, the manager's preference for senior-secured bonds was a positive as more speculative unsecured issues performed poorly. Exposure to the utility and independent-power producer industry also helped returns as this conservative sector benefited from investor uneasiness. And holdings of collateralized energy bonds gained as a result of both a turnaround in the oil and natural gas sectors and an increased investor preference for secured bonds.

     A small allocation to emerging market and European issues contributed to the Fund's performance as these issues benefited from the recovery in emerging markets and infrastructure development in Europe.

     Going forward, the manager expects to keep average portfolio quality higher than the benchmark given moderating economic growth and high leverage. Defensive holdings, such as utilities, publishing and certain telecommunications sectors, will continue to play an important part in the portfolio. These areas offer more value given that the additional yield paid by more aggressive sectors does not adequately compensate for default and downgrade risks.

                                          See page 44 for financial details.  19

September 30, 1999

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily longer-term U.S. Government securities.

DURATION RANGE:
Greater than or equal to 8 years

FUND INCEPTION DATE:
7/01/91

Total Net Assets:
$420.1 million

Portfolio Manager:
Pasi Hamaleinen

PIMCO Long-Term U.S. Government Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------
Average Annual Total Return   For periods ended 9/30/99

               A Shares                B Shares            C Shares   Lipper Gen   Lehman         Lehman           Lehman
                                                                      U.S. Govt.   Long-Term      Int. & 20+       Agg. Bond
                       Adjusted                Adjusted    Adjusted   Fund Avg.    Treas. Index   Treas. Index     Index
----------------------------------------------------------------------------------------------------------------------------
1 year         -8.29%  -12.42%         -8.99%  -13.15%     -9.81%     -2.66%       -7.68%         -6.67%           -0.37%
3 years         8.55%    6.89%          7.70%    6.84%      7.74%      5.75%        8.46%          8.24%            6.82%
5 years        10.01%    9.00%          9.17%    8.89%      9.20%      6.70%        9.93%          9.72%            7.84%
Inception      10.53%    9.92%          9.84%    9.84%      9.74%        --           --             --               --

Change in Value
$10,000 invested at the Fund's inception

                            PIMCO         PIMCO          PIMCO                   Lehman             Lehman         Lehman Bros.
                          Long-Term     Long-Term      Long-Term          Long-Term Treasury    Int. &20+ Treas.   Agg. Bond
                              A             B              C                     Index              Index          Index
MONTH
 06/30/1991                 9,550         10,000         10,000                  10,000              10,000          10,000
 07/31/1991                 9,678         10,128         10,128                  10,149              10,157          10,139
 08/31/1991                10,051         10,511         10,511                  10,499              10,508          10,358
 09/30/1991                10,385         10,855         10,855                  10,830              10,831          10,568
 10/31/1991                10,435         10,900         10,900                  10,854              10,848          10,686
 11/30/1991                10,572         11,037         11,037                  10,914              10,900          10,784
 12/31/1991                11,265         11,755         11,755                  11,565              11,550          11,104
 01/31/1992                10,944         11,413         11,413                  11,202              11,191          10,953
 02/29/1992                10,997         11,462         11,462                  11,268              11,250          11,024
 03/31/1992                10,958         11,416         11,416                  11,144              11,126          10,962
 04/30/1992                10,901         11,350         11,350                  11,133              11,102          11,041
 05/31/1992                11,287         11,745         11,745                  11,442              11,414          11,249
 06/30/1992                11,447         11,906         11,906                  11,608              11,564          11,404
 07/31/1992                11,986         12,458         12,458                  12,091              12,046          11,637
 08/31/1992                12,223         12,697         12,697                  12,175              12,123          11,755
 09/30/1992                12,436         12,911         12,911                  12,367              12,300          11,894
 10/31/1992                12,123         12,579         12,579                  12,107              12,046          11,736
 11/30/1992                12,247         12,701         12,701                  12,153              12,112          11,739
 12/31/1992                12,567         13,025         13,025                  12,486              12,443          11,926
 01/31/1993                12,898         13,361         13,361                  12,842              12,777          12,154
 02/28/1993                13,413         13,886         13,886                  13,271              13,187          12,367
 03/31/1993                13,482         13,948         13,948                  13,304              13,217          12,419
 04/30/1993                13,583         14,046         14,046                  13,407              13,315          12,505
 05/31/1993                13,632         14,088         14,088                  13,451              13,371          12,521
 06/30/1993                14,304         14,776         14,776                  14,020              13,901          12,748
 07/31/1993                14,508         14,978         14,978                  14,246              14,133          12,820
 08/31/1993                15,058         15,538         15,538                  14,818              14,663          13,045
 09/30/1993                15,103         15,577         15,577                  14,870              14,703          13,081
 10/31/1993                15,177         15,644         15,644                  14,977              14,809          13,130
 11/30/1993                14,761         15,208         15,208                  14,594              14,468          13,018
 12/31/1993                14,856         15,296         15,296                  14,640              14,505          13,088
 01/31/1994                15,191         15,632         15,632                  14,992              14,828          13,265
 02/28/1994                14,593         15,009         15,009                  14,377              14,253          13,035
 03/31/1994                13,995         14,383         14,383                  13,746              13,651          12,713
 04/30/1994                13,751         14,124         14,124                  13,584              13,488          12,612
 05/31/1994                13,703         14,066         14,066                  13,494              13,388          12,610
 06/30/1994                13,619         13,972         13,972                  13,366              13,259          12,582
 07/31/1994                13,953         14,304         14,304                  13,819              13,722          12,832
 08/31/1994                13,980         14,321         14,321                  13,717              13,605          12,848
 09/30/1994                13,539         13,860         13,860                  13,285              13,161          12,659
 10/31/1994                13,446         13,755         13,755                  13,238              13,119          12,648
 11/30/1994                13,400         13,700         13,700                  13,316              13,203          12,620
 12/31/1994                13,702         13,999         13,999                  13,521              13,411          12,707
 01/31/1995                14,055         14,350         14,350                  13,869              13,767          12,958
 02/28/1995                14,537         14,833         14,833                  14,263              14,141          13,266
 03/31/1995                14,701         14,992         14,992                  14,385              14,269          13,348
 04/30/1995                14,948         15,235         15,235                  14,641              14,517          13,534
 05/31/1995                16,089         16,387         16,387                  15,764              15,584          14,058
 06/30/1995                16,268         16,561         16,561                  15,947              15,759          14,161
 07/31/1995                15,981         16,259         16,259                  15,692              15,518          14,129
 08/31/1995                16,338         16,612         16,612                  16,041              15,849          14,300
 09/30/1995                16,686         16,956         16,956                  16,336              16,128          14,439
 10/31/1995                17,091         17,359         17,359                  16,793              16,558          14,627
 11/30/1995                17,506         17,771         17,771                  17,213              16,942          14,846
 12/31/1995                17,960         18,220         18,220                  17,671              17,364          15,054
 01/31/1996                17,983         18,233         18,233                  17,671              17,376          15,154
 02/29/1996                17,140         17,369         17,369                  16,817              16,586          14,891
 03/31/1996                16,819         17,034         17,034                  16,483              16,271          14,787
 04/30/1996                16,441         16,640         16,640                  16,207              16,014          14,704
 05/31/1996                16,457         16,645         16,645                  16,123              15,939          14,674
 06/30/1996                16,783         16,963         16,963                  16,467              16,268          14,871
 07/31/1996                16,723         16,892         16,892                  16,473              16,274          14,912
 08/31/1996                16,601         16,758         16,758                  16,267              16,072          14,887
 09/30/1996                17,057         17,208         17,208                  16,716              16,505          15,146
 10/31/1996                17,784         17,929         17,929                  17,373              17,133          15,482
 11/30/1996                18,447         18,587         18,587                  17,953              17,667          15,747
 12/31/1996                18,017         18,142         18,142                  17,517              17,263          15,601
 01/31/1997                17,924         18,026         18,043                  17,393              17,139          15,648
 02/28/1997                17,959         18,050         18,068                  17,400              17,146          15,687
 03/31/1997                17,507         17,586         17,602                  16,954              16,721          15,514
 04/30/1997                17,897         17,966         17,980                  17,363              17,115          15,746
 05/31/1997                18,103         18,161         18,176                  17,557              17,304          15,895
 06/30/1997                18,454         18,503         18,518                  17,896              17,633          16,083
 07/31/1997                19,473         19,513         19,527                  18,947              18,618          16,517
 08/31/1997                18,976         19,002         19,017                  18,420              18,136          16,376
 09/30/1997                19,466         19,481         19,497                  18,927              18,608          16,618
 10/31/1997                20,122         20,124         20,140                  19,564              19,198          16,859
 11/30/1997                20,307         20,295         20,313                  19,825              19,443          16,936
 12/31/1997                20,648         20,621         20,640                  20,158              19,747          17,107
 01/31/1998                21,026         20,984         21,003                  20,567              20,129          17,326
 02/28/1998                20,877         20,823         20,842                  20,419              19,999          17,313
 03/31/1998                20,971         20,904         20,923                  20,462              20,043          17,373
 04/30/1998                21,084         21,004         21,023                  20,537              20,117          17,464
 05/31/1998                21,487         21,393         21,412                  20,930              20,475          17,629
 06/30/1998                21,983         21,874         21,892                  21,415              20,919          17,779
 07/31/1998                21,961         21,852         21,855                  21,325              20,845          17,817
 08/31/1998                22,881         22,768         22,757                  22,287              21,704          18,107
 09/30/1998                23,801         23,683         23,643                  23,103              22,427          18,531
 10/31/1998                23,149         23,034         22,981                  22,754              22,155          18,433
 11/30/1998                23,230         23,115         23,043                  22,929              22,281          18,537
 12/31/1998                23,337         23,221         23,133                  22,881              22,265          18,593
 01/31/1999                23,507         23,391         23,290                  23,087              22,448          18,726
 02/28/1999                22,435         22,324         22,214                  21,951              21,442          18,399
 03/31/1999                22,521         22,409         22,285                  21,900              21,406          18,501
 04/30/1999                22,548         22,436         22,296                  21,931              21,433          18,559
 05/31/1999                22,135         22,025         21,875                  21,587              21,136          18,397
 06/30/1999                21,922         21,814         21,652                  21,358              20,940          18,338
 07/31/1999                21,789         21,681         21,504                  21,255              20,847          18,260
 08/31/1999                21,612         21,505         21,317                  21,173              20,779          18,251
 09/30/1999                21,828         21,720         21,518                  21,329              20,931          18,463

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. In future periodic reports, we will not compare the Fund's performance to the Lehman Brothers Intermediate & 20+ Year Treasury Index since the Lehman Brothers Intermediate & 20+ Year Treasury Index is not a long-term U.S. Government index. See page 29 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
---------------------------------------
1-5 years                          14%
---------------------------------------
5-10 years                          9%
---------------------------------------
10-20 years                        45%
---------------------------------------
20-30 years                        32%
---------------------------------------
Duration                   11.39 years
---------------------------------------

Sector Breakdown
---------------------------------------
Mortgage-Backed Securities       52.5%
---------------------------------------
U.S. Treasury Obligations        38.3%
---------------------------------------
Other                             9.2%
---------------------------------------

Quality Breakdown
---------------------------------------
AAA                              96.9%
---------------------------------------
AA                                2.2%
---------------------------------------
A                                 0.9%
---------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------
PIMCO Long-Term U.S. Government Fund seeks maximum total return by investing a majority of its assets in longer-term U.S. government securities, which represent the worldwide standard of credit safety. In addition, the Fund is managed from a long-term perspective (8+ year average duration).

     In what has been a difficult time for the bond market, PIMCO Long-Term U.S. Government Fund posted weak results for the six-month period ended September 30, 1999 as Class A shares fell 3.08%. This performance slightly lagged the Lehman Long-Term Treasury Index, which declined 2.61%. Over the long term the Fund has had better results. For the since inception period ended September 30, 1999, the Fund has returned 10.53% outperforming the Lehman Long-Term Treasury Index, which returned 9.61%.

     Inflation concerns pushed interest rates higher during the past two quarters. The Federal Reserve hiked interest rates in June and again in August, but turned neutral saying that threat of higher inflation should "markedly diminish" in the coming months. However, the bond market remained unsettled as a weakening in the dollar threatened to drive up import prices and renew inflation fears.

     The Fund continued to de-emphasize investment grade corporate debt securities, which underperformed Treasuries as credit risk premiums widened due to greater investor concern over credit quality. This aided relative performance. In addition, the duration of the portfolio was kept below the benchmark, which helped lessen the portfolio's sensitivity to rising interest rates.

     But because the Fund's long-term perspective mandates a duration far in excess of shorter-term offerings, the Fund underperformed due to the significant increases in interest rates over the past six months. The Fund's allocation to intermediate maturity securities also detracted from relative returns as that area of the yield curve increased the most.

     Looking ahead, we believe the economy will expand more slowly as higher borrowing costs for individuals and companies temper growth in consumer and investment spending. While we expect inflation to remain benign over the longer term, the inflation rate will likely trend somewhat higher over the next several months.

     As a result, the manager will target duration modestly below the benchmark and focus on strategies that will enhance yield. For example, the manager will likely emphasize mortgages, which in our view offer attractive yields with minimal additional credit risk. Investment grade corporate bonds will continue to be underweighted, as they could face adverse price performance if credit quality deteriorates as the economy slows. Our commitment to quality and our long-term perspective should help us identify profitable opportunities in the bond market going forward.

20                                            See page 49 for financial details.

September 30, 1999

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily shorter- term, investment grade bonds.

DURATION RANGE:
1-3 years

TOTAL NET ASSETS:
$4.6 billion

FUND INCEPTION DATE:
5/11/87

PORTFOLIO MANAGER:
Bill Gross


PIMCO Low Duration Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------
Average Annual Total Return   For periods ended 9/30/99

                     A Shares                    B Shares                C Shares     Lipper Shrt. Inv.  Merrill Lynch
                                                                                      Grade Debt Fund    1-3 yr. Treas.
                                   Adjusted                Adjusted      Adjusted     Average            Index
-----------------------------------------------------------------------------------------------------------------------
1 year               2.50%         -0.58%        1.73%      -3.08%       1.03%        2.69%              3.23%
5 years              6.52%          5.87%        5.72%       5.40%       6.00%        5.79%              6.38%
10 years             7.13%          6.80%        6.56%       6.56%       6.60%        6.56%              6.83%
Inception            7.38%          7.12%        6.93%       6.93%       6.86%          --                 --

Change in Value
$10,000 invested at the Fund's inception


                       PIMCO             PIMCO             PIMCO            Merrill
    MONTH          Low Duration      Low Duration      Low Duration     Lynch 1-3 yr.
                         A                 B                 C           Treas. Index
05/31/1987                9,700            10,000            10,000            10,000
06/30/1987                9,786            10,083            10,085            10,109
07/31/1987                9,819            10,109            10,114            10,158
08/31/1987                9,813            10,097            10,104            10,167
09/30/1987                9,785            10,063            10,072            10,127
10/31/1987                9,940            10,215            10,227            10,351
11/30/1987               10,048            10,320            10,334            10,414
12/31/1987               10,103            10,370            10,387            10,480
01/31/1988               10,266            10,531            10,550            10,648
02/29/1988               10,337            10,598            10,619            10,735
03/31/1988               10,398            10,653            10,677            10,756
04/30/1988               10,437            10,687            10,713            10,772
05/31/1988               10,457            10,700            10,728            10,756
06/30/1988               10,551            10,788            10,821            10,868
07/31/1988               10,603            10,835            10,869            10,876
08/31/1988               10,641            10,867            10,904            10,899
09/30/1988               10,735            10,956            10,996            11,026
10/31/1988               10,830            11,046            11,088            11,136
11/30/1988               10,840            11,050            11,094            11,106
12/31/1988               10,884            11,087            11,134            11,132
01/31/1989               10,970            11,168            11,217            11,219
02/28/1989               10,983            11,175            11,226            11,219
03/31/1989               11,021            11,206            11,260            11,270
04/30/1989               11,147            11,327            11,384            11,443
05/31/1989               11,372            11,548            11,608            11,614
06/30/1989               11,615            11,788            11,852            11,831
07/31/1989               11,781            11,948            12,015            12,006
08/31/1989               11,723            11,882            11,950            11,932
09/30/1989               11,778            11,929            12,000            12,003
10/31/1989               11,928            12,075            12,149            12,184
11/30/1989               12,032            12,172            12,250            12,299
12/31/1989               12,089            12,222            12,303            12,348
01/31/1990               12,077            12,202            12,284            12,358
02/28/1990               12,155            12,274            12,359            12,416
03/31/1990               12,216            12,328            12,416            12,457
04/30/1990               12,204            12,308            12,399            12,482
05/31/1990               12,405            12,502            12,597            12,673
06/30/1990               12,534            12,625            12,723            12,806
07/31/1990               12,667            12,750            12,853            12,966
08/31/1990               12,687            12,761            12,867            13,005
09/30/1990               12,752            12,819            12,927            13,111
10/31/1990               12,840            12,898            13,010            13,255
11/30/1990               12,988            13,039            13,155            13,386
12/31/1990               13,123            13,167            13,286            13,548
01/31/1991               13,238            13,275            13,398            13,672
02/28/1991               13,339            13,367            13,494            13,754
03/31/1991               13,447            13,468            13,598            13,846
04/30/1991               13,605            13,619            13,753            13,977
05/31/1991               13,706            13,711            13,849            14,062
06/30/1991               13,788            13,785            13,927            14,119
07/31/1991               13,936            13,924            14,070            14,242
08/31/1991               14,130            14,110            14,260            14,437
09/30/1991               14,309            14,280            14,436            14,593
10/31/1991               14,428            14,390            14,550            14,750
11/30/1991               14,578            14,531            14,695            14,903
12/31/1991               14,817            14,761            14,930            15,131
01/31/1992               14,824            14,759            14,932            15,107
02/29/1992               14,893            14,818            14,995            15,160
03/31/1992               14,895            14,813            14,992            15,154
04/30/1992               14,995            14,903            15,086            15,293
05/31/1992               15,142            15,040            15,228            15,432
06/30/1992               15,279            15,166            15,359            15,590
07/31/1992               15,476            15,353            15,551            15,765
08/31/1992               15,573            15,440            15,643            15,903
09/30/1992               15,723            15,579            15,786            16,055
10/31/1992               15,723            15,568            15,780            15,959
11/30/1992               15,726            15,562            15,777            15,933
12/31/1992               15,885            15,710            15,930            16,084
01/31/1993               16,029            15,842            16,067            16,251
02/28/1993               16,213            16,015            16,245            16,390
03/31/1993               16,299            16,090            16,325            16,439
04/30/1993               16,371            16,151            16,390            16,541
05/31/1993               16,384            16,154            16,397            16,495
06/30/1993               16,541            16,300            16,548            16,616
07/31/1993               16,593            16,339            16,591            16,655
08/31/1993               16,749            16,483            16,740            16,800
09/30/1993               16,807            16,530            16,792            16,855
10/31/1993               16,917            16,628            16,894            16,888
11/30/1993               16,927            16,628            16,898            16,892
12/31/1993               17,040            16,728            17,002            16,954
01/31/1994               17,127            16,801            17,081            17,063
02/28/1994               17,047            16,714            16,995            16,954
03/31/1994               16,966            16,624            16,907            16,870
04/30/1994               16,904            16,552            16,838            16,810
05/31/1994               16,878            16,517            16,806            16,834
06/30/1994               16,907            16,546            16,827            16,884
07/31/1994               17,057            16,693            16,970            17,029
08/31/1994               17,124            16,758            17,028            17,089
09/30/1994               17,091            16,726            16,989            17,050
10/31/1994               17,083            16,718            16,974            17,088
11/30/1994               17,080            16,714            16,964            17,012
12/31/1994               17,064            16,699            16,942            17,050
01/31/1995               17,216            16,848            17,086            17,288
02/28/1995               17,426            17,053            17,287            17,525
03/31/1995               17,491            17,117            17,344            17,623
04/30/1995               17,704            17,325            17,547            17,780
05/31/1995               18,019            17,634            17,852            18,091
06/30/1995               18,106            17,718            17,931            18,188
07/31/1995               18,106            17,718            17,924            18,263
08/31/1995               18,296            17,904            18,105            18,372
09/30/1995               18,453            18,058            18,253            18,461
10/31/1995               18,584            18,187            18,376            18,617
11/30/1995               18,794            18,392            18,576            18,782
12/31/1995               19,010            18,604            18,782            18,926
01/31/1996               19,143            18,734            18,906            19,087
02/29/1996               19,013            18,607            18,770            19,006
03/31/1996               18,998            18,592            18,747            18,989
04/30/1996               18,998            18,592            18,740            19,005
05/31/1996               19,009            18,603            18,744            19,044
06/30/1996               19,196            18,785            18,920            19,181
07/31/1996               19,253            18,841            18,969            19,256
08/31/1996               19,342            18,928            19,047            19,323
09/30/1996               19,609            19,189            19,302            19,498
10/31/1996               19,883            19,458            19,565            19,717
11/30/1996               20,144            19,713            19,813            19,868
12/31/1996               20,081            19,652            19,744            19,868
01/31/1997               20,242            19,809            19,896            19,962
02/28/1997               20,317            19,882            19,961            20,007
03/31/1997               20,227            19,795            19,866            20,000
04/30/1997               20,466            20,028            20,092            20,163
05/31/1997               20,630            20,189            20,245            20,301
06/30/1997               20,784            20,340            20,388            20,440
07/31/1997               21,113            20,661            20,700            20,665
08/31/1997               21,094            20,643            20,671            20,684
09/30/1997               21,271            20,816            20,837            20,841
10/31/1997               21,420            20,962            20,976            20,996
11/30/1997               21,476            21,016            21,029            21,047
12/31/1997               21,632            21,170            21,176            21,191
01/31/1998               21,790            21,324            21,320            21,396
02/28/1998               21,858            21,390            21,378            21,415
03/31/1998               21,943            21,474            21,452            21,502
04/30/1998               22,055            21,583            21,553            21,603
05/31/1998               22,187            21,713            21,674            21,718
06/30/1998               22,234            21,759            21,709            21,831
07/31/1998               22,332            21,854            21,793            21,933
08/31/1998               22,412            21,933            21,863            22,209
09/30/1998               22,860            22,372            22,291            22,503
10/31/1998               22,817            22,329            22,240            22,613
11/30/1998               22,942            22,452            22,354            22,594
12/31/1998               23,075            22,582            22,472            22,673
01/31/1999               23,170            22,675            22,555            22,763
02/28/1999               23,040            22,548            22,420            22,652
03/31/1999               23,229            22,733            22,595            22,810
04/30/1999               23,343            22,844            22,694            22,883
05/31/1999               23,261            22,764            22,606            22,868
06/30/1999               23,266            22,769            22,599            22,940
07/31/1999               23,259            22,762            22,583            23,012
08/31/1999               23,266            22,769            22,581            23,079
09/30/1999               23,431            22,930            22,732            23,229

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. See page 29 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
---------------------------------------
1 year or less                     28%
---------------------------------------
1-5 years                          61%
---------------------------------------
5-10 years                         11%
---------------------------------------
Duration                    2.15 years
---------------------------------------

Sector Breakdown
---------------------------------------
Corporate Bonds & Notes          41.1%
---------------------------------------
Mortgage-Backed Securities       35.1%
---------------------------------------
U.S. Treasury Obligations         8.3%
---------------------------------------
Asset-Backed Securities           5.2%
---------------------------------------
Other                            10.3%
---------------------------------------

Quality Breakdown
---------------------------------------
AAA                              50.8%
---------------------------------------
AA                                9.9%
---------------------------------------
A                                18.3%
---------------------------------------
BBB                              14.0%
---------------------------------------
BB                                6.5%
---------------------------------------
B                                 0.5%
---------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------
PIMCO Low Duration Fund invests in a diversified portfolio of fixed-income securities with an average duration between 1-3 years. The Fund currently has an average quality of AA- and an average duration of 2.15 years. For the six-month period ended September 30, 1999, the Fund underperformed the Merrill Lynch 1-3 year Treasury Index, with Class A shares returning 0.87% compared to 1.84% for the Index.

     However, over the long-term the Fund has managed to outperform, ranking first in the Lipper Short Investment Grade Debt Fund Average over the last 3-,10-year and since-inception periods.

     Historically, the Fund's duration has been longer than the benchmark to take advantage of the higher yields of longer-maturity securities. As a result, in the declining interest rate environment of the past few years, Low Duration has been able to substantially outperform. Yet in 1999, a longer duration has negatively affected the Fund due to rising short-term interest rates. An expanding U.S. economy, fueled by robust growth in consumer spending, drove interest rates on short-term bonds higher during most of the year. Resulting concern about Federal Reserve tightening brought bond prices lower. Yet we do not foresee this trend continuing, and we will continue to maintain an above-benchmark duration.

     Our weight in high quality corporates was a slight drag on performance. The lower-quality section of this market was helped by U.S. growth, as the possibility of default was decreased in the expanding economic environment, and the higher yields these bonds paid boosted their overall total return. We believe this trend will not continue and believe our focus on high credit quality will succeed.

     The Fund's focus on mortgage-backed securities aided performance as these bonds benefited from rising interest rates. This trend eased supply pressures and reduced the incentive for homeowners to prepay their mortgages, enabling the Fund to hold on to these higher-yielding bonds for a longer time period.

     Strategically, we will continue to take advantage of the higher yields offered by going out slightly on the yield curve. We believe domestic expansion will continue, albeit at a more moderate pace, and interest rate volatility will decline.


                                          See page 52 for financial details.  21

September 30, 1999

OBJECTIVE:
Maximum current income, consistent with preservation of capital and daily liquidity.

FUND INCEPTION DATE:
3/01/91

Total Net Assets:
$488.6 million

PORTFOLIO MANAGER:
Leslie Barbi


PIMCO Money Market Fund

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
Average Annual Total Return  For periods ended 9/30/99

                    A Shares     B Shares       C Shares      Lipper Money   Salomon
                                                              Market Fund    3 Mo. T-Bill   Lipper Money
                                                              Average        Index          Market Index
1 year              4.50%        3.72%          4.56%         4.41%          4.63%          4.55%
3 years             4.84%        3.99%          4.89%         4.77%          5.03%          4.94%
5 years             5.07%        4.18%          5.10%         4.95%          5.21%          5.06%
Inception           4.42%        3.52%          4.44%           --             --             --

7-Day Yields
                               A Shares   B Shares    C Shares
----------------------------------------------------------------
As of 9/30/99                  4.93%      3.96%       4.89%
As of 3/31/99                  4.36%      3.52%       4.40%
As of 9/30/98                  5.17%      4.17%       5.14%

*Past performance is no guarantee of future results. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yield quotations more closely reflect the current earnings of the Fund than the total return quotations. Yields are calculated in accordance with the current Securities and Exchange Commission regulations. In future periodic reports, we will not compare the Fund's performance to the Lipper Money Market Index since the Lipper Money Market Index is not a money market Index. See page 29 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
---------------------------------------
1 year or less                    100%
---------------------------------------
Duration:                     18 days

Sector Breakdown
---------------------------------------
Short-Term Instruments          100.0%
---------------------------------------

Quality Breakdown
---------------------------------------
AAA                              68.4%
---------------------------------------
AA                               28.7%
---------------------------------------
A                                 2.9%
---------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------
PIMCO Money Market Fund seeks current income consistent with capital preservation and liquidity through investment in short-term, fixed-income securities.

  For the six-month period ended September 30, 1999, the Money Market Fund slightly underperformed its benchmark, the Salomon 3-Month Treasury Bill Index, with Class A shares returned 2.24% compared 2.32% for the Index. However, the portfolio has beaten the Lipper Money Market Fund Average over the 1-, 3- and 5-year periods ended September 30, 1999. The SEC 7-day and 30-day yields for the Fund were 4.88% and 4.83%, respectively, as of September 30, 1999.

  The Fund, which has an Aaa money market fund rating by Moodys Investors Service, emphasizes high quality commercial paper, shorter-term Agency and high quality corporate debt issues because of their strong liquidity, attractive yields and limited credit risk. Yields for high quality three-month commercial paper rose by 50 basis points over the past six months, reflecting the two short-term interest rate increases by the Federal Reserve. Relative to similar maturity Treasuries, commercial paper spreads widened by approximately 0.70% at the end of September, reflecting a general trend of widening credit risk premiums for corporate debt issues.

  Looking ahead, the Fund's manager will continue to emphasize liquid, high-quality commercial paper, which offers higher yields than Treasuries with minimal additional risk. The Fund will continue to have an average maturity of 37 days, as the additional yield obtained from holding longer maturities is minimal.

22                                            See page 59 for financial details.

September 30, 1999

OBJECTIVE:
High current income exempt from federal income tax, consistent with preservation of capital.

PORTFOLIO:
Investment grade municipal bonds.

Duration Range:
3-10 years

FUND INCEPTION DATE:
12/31/97

TOTAL NET ASSETS:
$55.5 million

PORTFOLIO MANAGER:
Ben Ehlert


PIMCO Municipal Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------
Average Annual Total Return  For periods ended 9/30/99

                      A Shares                   B Shares                   C Shares    Lipper            Lehman Bros.
                                                                                        Gen. Municipal    Municipal Bond
                                    Adjusted                 Adjusted       Adjusted    Debt. Fund Avg.   Index
1 year                 -2.73%       -5.65%       -3.46%      -8.12%         -4.15%      -3.07%           -0.70%
Inception               1.54%       -0.22%        0.78%      -1.42%          1.03%         --               --

Change in Value
$10,000 invested at the Fund's inception

                             PIMCO       PIMCO       PIMCO     Lahman Bros.
         MONTH             Municipal   Municipal   Municipal    Municipal
                            Bond A      Bond B      Bond C      Bond Index
12/31/1997                     9,700      10,000      10,000         10,000
01/31/1998                     9,812      10,108      10,110         10,103
02/28/1998                     9,763      10,052      10,056         10,106
03/31/1998                     9,768      10,051      10,057         10,115
04/30/1998                     9,700       9,976       9,984         10,070
05/31/1998                     9,890      10,164      10,174         10,229
06/30/1998                     9,921      10,188      10,201         10,269
07/31/1998                     9,928      10,189      10,205         10,294
08/31/1998                    10,109      10,369      10,388         10,454
09/30/1998                    10,242      10,499      10,520         10,585
10/31/1998                    10,218      10,467      10,491         10,585
11/30/1998                    10,242      10,485      10,511         10,622
12/31/1998                    10,251      10,487      10,516         10,648
01/31/1999                    10,384      10,617      10,648         10,775
02/28/1999                    10,316      10,541      10,572         10,727
03/31/1999                    10,322      10,541      10,575         10,742
04/30/1999                    10,338      10,551      10,587         10,769
05/31/1999                    10,260      10,465      10,503         10,707
06/30/1999                    10,070      10,264      10,303         10,553
07/31/1999                    10,088      10,275      10,316         10,591
08/31/1999                     9,979      10,158      10,201         10,506
09/30/1999                     9,963       9,754      10,180         10,510


*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. These returns represent the blended performance of the Fund's retail class shares (for the period from 4/1/98) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in April 1998. Income from the Fund may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. See page 29 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
---------------------------------------
1 year or less                      1%
---------------------------------------
1-5 years                          18%
---------------------------------------
5-10 years                         40%
---------------------------------------
10-20 years                        35%
---------------------------------------
20-30 years                         6%
---------------------------------------
Duration                    7.82 years
---------------------------------------

Sector Breakdown
---------------------------------------
Municipal Bonds & Notes          99.8%
---------------------------------------
Other                             0.2%
---------------------------------------

Quality Breakdown
---------------------------------------
AAA                              47.7%
---------------------------------------
AA                               15.4%
---------------------------------------
A                                18.9%
---------------------------------------
BBB                              10.7%
---------------------------------------
BB                                7.3%
---------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------
The Municipal Bond Fund was launched on December 31,1997. The Fund seeks high current income exempt from Federal taxes through investment in investment grade municipal securities. A secondary objective of the Fund is to seek capital appreciation.

     For the six-month period ended September 30, 1999, the PIMCO Municipal Bond Fund's Class A shares fell 3.48%, underperforming the Lehman Municipal Bond Index, which fell 2.16% for the same time period.

     Inflation concerns pushed interest rates higher during the second quarter. And although interest rates were only slightly higher after the third quarter, yields fluctuated wildly. The Federal Reserve hiked interest rates in June and again in August but turned neutral, saying that threat of higher inflation should "markedly diminish" in the coming months. However, the bond market remained unsettled as a weakening in the dollar threatened to drive up import prices and renew inflation fears.

     In response, municipal bond yields rose dramatically along the intermediate and long-term portions of the yield curve, reaching three-year highs by the end of September.

     As a result, municipal bond price performance was negatively affected. The Fund's duration (sensitivity to changes in interest rates) was kept above the benchmark duration, which hurt relative returns as municipal yields rose.

     The Fund's position in general obligation bonds helped performance as these bonds were among the best performing segments of the municipal market over the past six months.

     Looking ahead, we believe the economy will expand more slowly as higher borrowing costs for individuals and companies temper growth in consumer and investment spending. While we expect inflation to remain benign over the longer term, the inflation rate will likely trend somewhat higher over the next several months.

     Going forward, duration will be kept near the benchmark. Intermediate maturity securities will be overweighted, because they have firmer investor support and are likely to have less volatility than longer maturity instruments in our view. The manager will continue to stress a high quality portfolio in an effort to offer above-average returns with below-average risk.

                                          See page 60 for financial details.  23

September 30, 1999

OBJECTIVE:
Maximum real return, consistent with preservation of real capital and prudent investment management.

PORTFOLIO:
Primarily inflation-indexed bonds.

TOTAL NET ASSETS:
$117.8 million

FUND INCEPTION DATE:
1/29/97

PORTFOLIO MANAGER:
John Brynjolfsson

PIMCO Real Return Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/99

                         A Shares               B Shares                    C Shares       Lipper Short   Lehman Bros.
                                                                                           U.S. Govt.     Inflation Linked
                                    Adjusted                  Adjusted      Adjusted       Fund Avg.      Treas. Index
-------------------------------------------------------------------------------------------------------------------------
1 year                   4.84%      1.69%       4.09%         -0.86%        3.33%          2.44%          1.86%
Inception                5.05%      3.86%       4.29%          3.26%        4.52%          --             --

Change in Value
$10,000 invested at the Fund's inception


                                                                                              Lehman Bros.
                           PIMCO                     PIMCO                     PIMCO          Infl. Linked
     MONTH          Real Return A             Real Return B             Real Return C         Treas. Index
01/31/1997                  9,700                    10,000                    10,000               10,000
02/28/1997                  9,735                    10,029                    10,032               10,033
03/31/1997                  9,651                     9,927                     9,928                9,896
04/30/1997                  9,698                     9,978                     9,977                9,956
05/31/1997                  9,750                    10,028                    10,027               10,010
06/30/1997                  9,726                     9,997                     9,996                9,978
07/31/1997                  9,841                    10,110                    10,108               10,072
08/31/1997                  9,858                    10,121                    10,124               10,103
09/30/1997                  9,874                    10,131                    10,142               10,123
10/31/1997                  9,995                    10,249                    10,263               10,227
11/30/1997                 10,044                    10,293                    10,309               10,284
12/31/1997                  9,989                    10,230                    10,249               10,241
01/31/1998                 10,044                    10,280                    10,301               10,291
02/28/1998                 10,030                    10,260                    10,282               10,282
03/31/1998                 10,047                    10,274                    10,298               10,277
04/30/1998                 10,097                    10,318                    10,344               10,315
05/31/1998                 10,135                    10,350                    10,379               10,388
06/30/1998                 10,167                    10,376                    10,407               10,414
07/31/1998                 10,242                    10,446                    10,479               10,463
08/31/1998                 10,246                    10,444                    10,479               10,486
09/30/1998                 10,481                    10,676                    10,715               10,697
10/31/1998                 10,533                    10,722                    10,763               10,721
11/30/1998                 10,514                    10,697                    10,739               10,710
12/31/1998                 10,466                    10,640                    10,685               10,646
01/31/1999                 10,617                    10,787                    10,834               10,769
02/28/1999                 10,589                    10,752                    10,802               10,693
03/31/1999                 10,649                    10,806                    10,859               10,689
04/30/1999                 10,822                    10,973                    11,029               10,760
05/31/1999                 10,897                    11,043                    11,101               10,834
06/30/1999                 10,879                    11,018                    11,079               10,841
07/31/1999                 10,894                    11,029                    11,090               10,835
08/31/1999                 10,947                    11,075                    11,139               10,854
09/30/1999                 10,989                    10,821                    11,178               10,896

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 29 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
---------------------------------------
1-5 years                           2%
---------------------------------------
5-10 years                         80%
---------------------------------------
10-20 years                         2%
---------------------------------------
20-30 years                        16%
---------------------------------------
Duration                    2.38 years
---------------------------------------

Sector Breakdown
---------------------------------------
U.S. Treasury Obligations        76.4%
---------------------------------------
Corporate Bonds & Notes          10.2%
---------------------------------------
Other                            13.4%
---------------------------------------

Quality Breakdown
---------------------------------------
AAA                              86.3%
---------------------------------------
AA                                2.0%
---------------------------------------
A                                 4.5%
---------------------------------------
BBB                               4.6%
---------------------------------------
BB                                2.2%
---------------------------------------
B                                 0.4%
---------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------
This Fund seeks to maximize real return, consistent with preservation of real capital through investment in inflation-indexed bonds. Treasury Inflation Protection Securities (TIPS) are offered by the U.S. government and provide purchasing power protection against the corrosive effects of inflation. Specifically, these bonds pay a fixed interest rate, while the principal value fluctuates with changes in the inflation rate (as measured by the Consumer Price Index). And for investors who hold these bonds to maturity, the government guarantees the return of the inflation-adjusted initial principal.

     Over the past six months ended September 30, 1999, PIMCO Real Return Bond Fund returned 3.19% for its Class A shares. It handily outperformed its benchmark, the Lehman Brothers Inflation Linked Treasury Index, which returned 1.93%. And for the one-year period ended September 30, 1999, the Fund returned 4.84% for its Class A shares, beating the Lipper Short U.S. Government Fund Average return of 2.44%.

     Although the Fund may invest in securities that are not inflation-indexed, the manager chose to limit the Fund's weight in this area, as U.S. real yields remained at historically high levels. Over the past six months, as inflation concerns pushed interest rates higher, inflation-indexed bonds exhibited less yield volatility than conventional Treasury yields. This boosted the performance of the asset class relative to conventional Treasuries and other bond classes.

     The yield volatility of the inflation-indexed bonds in the portfolio was further reduced through duration (sensitivity to changes in interest rates) management. The Fund's real yield duration was kept below the benchmark duration, aiding relative returns as real yields increased. The Fund's net interest income exceeded the benchmark due to a small allocation to conventional bonds in cash-backing strategies.

     Looking ahead, we believe the economy will expand more slowly as higher borrowing costs for individuals and companies temper growth in consumer and investment spending. While we expect inflation to remain benign over the longer term, the inflation rate will likely trend somewhat higher over the next several months after a sharp decline last year. As a result, inflation concerns will likely remain a significant factor for the bond market over the near term, and in the manager's view, make inflation-indexed bonds an attractive investment alternative.

24                                          See page 62 for financial details.

September 30, 1999

OBJECTIVE:
Maximum current income, consistent with preservation of capital and daily liquidity.

PORTFOLIO:
Primarily short-term investment grade bonds.

Duration Range:
0-1 year

FUND INCEPTION DATE:
10/07/87

Total Net Assets:
$609.5 million

PORTFOLIO MANAGER:
Paul McCulley


PIMCO Short-Term Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/99

                    A Shares                   B Shares                   C Shares      Lipper Ultra-  Salomon
                                                                                        Short Oblig.   3 Mo. T-Bill     Lipper Money
                                   Adjusted                Adjusted       Adjusted      Fund Avg.      Index            Market Index
------------------------------------------------------------------------------------------------------------------------------------

1 year              4.59%          2.50%       3.82%       -1.14%         3.29%         4.28%          4.63%            4.55%
5 years             6.18%          5.75%       5.42%        5.09%         5.87%         5.57%          5.21%            5.06%
10 years            5.64%          5.42%       5.08%        5.08%         5.32%         5.67%          5.13%            4.98%
Inception           6.00%          5.82%       5.54%        5.54%         5.69%           --             --               --

Change in Value
$10,000 invested at the Fund's inception


                        PIMCO        PIMCO        PIMCO
                      Short-Term   Short-Term   Short-Term      Solomon       Lipper Money
  MONTH                   A            B            C        3 Month T-bill    Mkt. Index
10/31/1987                 9,800       10,000       10,000           10,000         10,000
11/30/1987                 9,855       10,049       10,053           10,051         10,056
12/31/1987                 9,912       10,100       10,108           10,099         10,114
01/31/1988                 9,976       10,160       10,172           10,148         10,171
02/29/1988                10,015       10,193       10,209           10,194         10,223
03/31/1988                10,067       10,240       10,260           10,244         10,277
04/30/1988                10,120       10,287       10,311           10,294         10,327
05/31/1988                10,173       10,336       10,364           10,347         10,382
06/30/1988                10,228       10,385       10,416           10,401         10,439
07/31/1988                10,277       10,429       10,464           10,460         10,500
08/31/1988                10,340       10,486       10,526           10,520         10,566
09/30/1988                10,405       10,546       10,589           10,583         10,632
10/31/1988                10,494       10,628       10,676           10,648         10,701
11/30/1988                10,561       10,690       10,742           10,715         10,768
12/31/1988                10,620       10,743       10,799           10,785         10,842
01/31/1989                10,693       10,811       10,871           10,858         10,920
02/28/1989                10,766       10,878       10,943           10,934         10,993
03/31/1989                10,858       10,963       11,033           11,013         11,078
04/30/1989                10,937       11,036       11,111           11,095         11,161
05/31/1989                11,033       11,127       11,207           11,179         11,250
06/30/1989                11,114       11,201       11,285           11,257         11,335
07/31/1989                11,205       11,286       11,374           11,336         11,419
08/31/1989                11,262       11,335       11,429           11,413         11,500
09/30/1989                11,336       11,403       11,502           11,487         11,578
10/31/1989                11,439       11,500       11,603           11,565         11,659
11/30/1989                11,513       11,567       11,675           11,640         11,736
12/31/1989                11,576       11,623       11,737           11,717         11,815
01/31/1990                11,629       11,670       11,789           11,794         11,895
02/28/1990                11,698       11,732       11,855           11,865         11,966
03/31/1990                11,773       11,800       11,927           11,945         12,044
04/30/1990                11,819       11,839       11,970           12,022         12,122
05/31/1990                11,927       11,941       12,078           12,104         12,204
06/30/1990                12,002       12,009       12,150           12,183         12,281
07/31/1990                12,083       12,082       12,228           12,263         12,362
08/31/1990                12,144       12,136       12,288           12,343         12,442
09/30/1990                12,223       12,207       12,364           12,418         12,517
10/31/1990                12,314       12,288       12,452           12,495         12,598
11/30/1990                12,410       12,377       12,545           12,569         12,676
12/31/1990                12,507       12,466       12,641           12,650         12,756
01/31/1991                12,594       12,545       12,725           12,723         12,834
02/28/1991                12,660       12,604       12,789           12,785         12,899
03/31/1991                12,715       12,651       12,842           12,851         12,966
04/30/1991                12,792       12,720       12,915           12,913         13,031
05/31/1991                12,861       12,781       12,982           12,975         13,095
06/30/1991                12,906       12,818       13,025           13,035         13,153
07/31/1991                12,979       12,883       13,096           13,097         13,216
08/31/1991                13,060       12,955       13,174           13,159         13,276
09/30/1991                13,129       13,016       13,239           13,217         13,334
10/31/1991                13,203       13,081       13,311           13,275         13,392
11/30/1991                13,233       13,104       13,339           13,328         13,446
12/31/1991                13,285       13,147       13,388           13,377         13,501
01/31/1992                13,332       13,186       13,432           13,424         13,551
02/29/1992                13,358       13,203       13,454           13,466         13,593
03/31/1992                13,380       13,218       13,474           13,512         13,636
04/30/1992                13,434       13,263       13,525           13,555         13,679
05/31/1992                13,473       13,293       13,562           13,600         13,720
06/30/1992                13,524       13,336       13,611           13,640         13,759
07/31/1992                13,578       13,380       13,661           13,681         13,799
08/31/1992                13,611       13,404       13,690           13,720         13,835
09/30/1992                13,645       13,430       13,720           13,754         13,868
10/31/1992                13,657       13,434       13,729           13,788         13,902
11/30/1992                13,672       13,440       13,740           13,823         13,934
12/31/1992                13,710       13,470       13,775           13,860         13,969
01/31/1993                13,754       13,505       13,816           13,897         14,002
02/28/1993                13,789       13,531       13,848           13,929         14,031
03/31/1993                13,851       13,582       13,906           13,964         14,064
04/30/1993                13,896       13,619       13,949           13,998         14,095
05/31/1993                13,949       13,662       13,999           14,033         14,124
06/30/1993                14,004       13,706       14,050           14,068         14,155
07/31/1993                14,053       13,746       14,095           14,104         14,187
08/31/1993                14,088       13,772       14,126           14,141         14,219
09/30/1993                14,122       13,797       14,157           14,176         14,250
10/31/1993                14,170       13,835       14,201           14,213         14,282
11/30/1993                14,221       13,877       14,249           14,249         14,313
12/31/1993                14,286       13,932       14,310           14,286         14,346
01/31/1994                14,309       13,946       14,330           14,323         14,379
02/28/1994                14,323       13,953       14,342           14,357         14,409
03/31/1994                14,299       13,920       14,313           14,398         14,444
04/30/1994                14,320       13,932       14,332           14,441         14,480
05/31/1994                14,329       13,931       14,336           14,488         14,521
06/30/1994                14,393       13,985       14,398           14,538         14,563
07/31/1994                14,460       14,041       14,461           14,590         14,608
08/31/1994                14,515       14,086       14,513           14,644         14,657
09/30/1994                14,529       14,092       14,525           14,698         14,707
10/31/1994                14,565       14,127       14,558           14,758         14,762
11/30/1994                14,576       14,137       14,565           14,820         14,818
12/31/1994                14,637       14,196       14,624           14,889         14,882
01/31/1995                14,708       14,266       14,691           14,957         14,948
02/28/1995                14,842       14,395       14,822           15,023         15,011
03/31/1995                14,873       14,426       14,848           15,097         15,082
04/30/1995                15,031       14,579       15,003           15,169         15,150
05/31/1995                15,181       14,724       15,148           15,243         15,222
06/30/1995                15,230       14,771       15,194           15,315         15,292
07/31/1995                15,321       14,860       15,280           15,388         15,363
08/31/1995                15,390       14,927       15,346           15,461         15,432
09/30/1995                15,533       15,066       15,484           15,530         15,500
10/31/1995                15,644       15,173       15,589           15,602         15,570
11/30/1995                15,788       15,312       15,728           15,670         15,637
12/31/1995                15,920       15,441       15,857           15,743         15,705
01/31/1996                15,995       15,514       15,927           15,813         15,774
02/29/1996                16,022       15,540       15,951           15,878         15,836
03/31/1996                16,072       15,588       15,997           15,945         15,899
04/30/1996                16,146       15,660       16,067           16,010         15,963
05/31/1996                16,228       15,740       16,146           16,079         16,028
06/30/1996                16,316       15,825       16,230           16,147         16,091
07/31/1996                16,362       15,869       16,271           16,216         16,158
08/31/1996                16,463       15,967       16,368           16,287         16,226
09/30/1996                16,619       16,119       16,521           16,357         16,290
10/31/1996                16,751       16,246       16,648           16,429         16,356
11/30/1996                16,900       16,391       16,793           16,498         16,422
12/31/1996                16,964       16,453       16,851           16,569         16,491
01/31/1997                17,064       16,550       16,946           16,641         16,560
02/28/1997                17,138       16,622       17,015           16,706         16,621
03/31/1997                17,144       16,628       17,020           16,779         16,689
04/30/1997                17,240       16,721       17,112           16,851         16,758
05/31/1997                17,363       16,840       17,230           16,925         16,830
06/30/1997                17,477       16,951       17,337           16,996         16,901
07/31/1997                17,612       17,082       17,467           17,070         16,973
08/31/1997                17,663       17,131       17,514           17,143         17,046
09/30/1997                17,780       17,244       17,626           17,215         17,118
10/31/1997                17,819       17,282       17,662           17,291         17,191
11/30/1997                17,895       17,357       17,736           17,363         17,264
12/31/1997                17,994       17,452       17,828           17,438         17,340
01/31/1998                18,098       17,553       17,928           17,515         17,416
02/28/1998                18,160       17,613       17,985           17,585         17,484
03/31/1998                18,280       17,729       18,100           17,662         17,559
04/30/1998                18,362       17,809       18,178           17,736         17,631
05/31/1998                18,443       17,887       18,255           17,813         17,707
06/30/1998                18,505       17,948       18,311           17,886         17,779
07/31/1998                18,614       18,054       18,414           17,961         17,856
08/31/1998                18,620       18,059       18,416           18,038         17,933
09/30/1998                18,743       18,179       18,532           18,112         18,006
10/31/1998                18,812       18,246       18,595           18,184         18,078
11/30/1998                18,874       18,306       18,652           18,252         18,149
12/31/1998                18,952       18,381       18,725           18,319         18,219
01/31/1999                19,024       18,451       18,792           18,387         18,291
02/28/1999                19,100       18,525       18,862           18,449         18,353
03/31/1999                19,234       18,654       18,990           18,520         18,422
04/30/1999                19,320       18,738       19,072           18,588         18,489
05/31/1999                19,322       18,740       19,070           18,659         18,557
06/30/1999                19,388       18,804       19,131           18,728         18,624
07/31/1999                19,454       18,868       19,190           18,801         18,678
08/31/1999                19,516       18,928       19,246           18,876         18,753
09/30/1999                19,602       19,012       19,325           18,950         18,826

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. In future periodic reports, we will not compare the Fund's performance to the Lipper Money Market Index since the Lipper Money Market Index is not a short-term index. See page 29 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
---------------------------------------
1 year or less                     67%
---------------------------------------
1-5 years                          32%
---------------------------------------
5-10 years                          1%
---------------------------------------
Duration                    0.60 years
---------------------------------------

Sector Breakdown
---------------------------------------
Mortgage-Backed Securities       32.5%
---------------------------------------
Short-Term Instruments           28.0%
---------------------------------------
Corporate Bonds & Notes          22.6%
---------------------------------------
Asset-Backed Securities           8.3%
---------------------------------------
Other                             8.6%
---------------------------------------

Quality Breakdown
---------------------------------------
AAA                              59.9%
---------------------------------------
AA                                6.1%
---------------------------------------
A                                15.7%
---------------------------------------
BBB                              12.9%
---------------------------------------
BB                                5.4%
---------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------
For the six-month period ended September 30, 1999, the PIMCO Short-Term Fund underperformed the Salomon 3-Month Treasury Bill Index, with Class A shares returning 1.92% compared to a 2.32% return for the Index. However, the portfolio has done better over the longer term, beating its benchmark over the 5-, 10-year and since inception periods ended September 30, 1999.

     The Fund's standardized yield on September 30, 1999 was 5.23%. This compares favorably with the average money market yield of 3.10% and the average six-month CD yield of 4.36%, according to Banxquote Money Market. Remember that money market funds attempt to maintain a fixed share price and that CDs are guaranteed as to repayment of principal and interest. The Fund's shares, on the other hand, are not guaranteed, and its share price can fluctuate, either up or down, depending on market conditions.

     Inflation concerns pushed interest rates higher during the second and third quarters. The Federal Reserve hiked interest rates in June and again in August but turned neutral, saying that threat of higher inflation should "markedly diminish" in the coming months. However, the bond market remained unsettled as a weakening in the dollar threatened to drive up import prices and renew inflation fears.

     Over the past six months, high quality asset-backed holdings enhanced performance due to the extra yield these securities provide. The Fund's concentration in longer-maturity securities also helped performance as the incremental income generated from higher yields offset the adverse price impact of rising interest rates. Limited investments in specific emerging markets aided returns as the global recovery continued and yield premiums narrowed.

     The Fund's small weight to below-investment-grade holdings hurt performance, as rising default rates in the sector heightened concerns over credit risks.

     Looking ahead, we believe the economy will expand more slowly as higher borrowing costs for individuals and companies temper growth in consumer and investment spending. While we expect inflation to remain benign over the longer term, the inflation rate will likely trend somewhat higher over the next several months after a sharp decline last year.

     Given this outlook, strategies and securities that enhance yield and limit credit risk will continue to be employed. The manager will likely target duration (sensitivity to changes in interest rates) above the benchmark in order to capture additional yield and benefit from our belief that the market is pricing-in more tightening than will occur. Mortgage-related holdings, the largest weight in the portfolio, will continue to be a favorite area of the market given the high credit quality and relatively higher yields of these issues.

                                          See page 64 for financial details.  25

September 30, 1999

OBJECTIVE:
Total return which exceeds that of the S&P 500.

PORTFOLIO:
Primarily S&P 500 Index futures and short-term bonds.

DURATION RANGE:
0-1 year

FUND INCEPTION DATE:
5/14/93

TOTAL NET ASSETS:
$1.4 billion

PORTFOLIO MANAGER:
Bill Gross

PIMCO StocksPlus Fund
--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/99

                            A Shares                    B Shares                    C Shares      Lipper Large-
                                                                                                  Cap Core         S&P 500
                                         Adjusted                      Adjusted     Adjusted      Fund Average     Index
---------------------------------------------------------------------------------------------------------------------------
1 year                      26.85%       23.05%         25.99%         20.99%       25.30%        27.73%           27.81%
3 years                     24.22%       22.97%         23.31%         22.65%       23.64%        21.44%           25.09%
5 years                     24.78%       24.02%         23.85%         23.68%       24.17%        21.66%           25.03%
Inception                   21.01%       20.44%         20.13%         20.13%       20.42%           --               --

Change in Value
$10,000 invested at the Fund's inception

                           PIMCO                PIMCO                PIMCO
                         StocksPLUS           StocksPLUS           StocksPLUS        S&P 500 Index
  MONTH                      A                    B                    C
05/31/1993                   9,700               10,000               10,000            10,000
06/30/1993                   9,749               10,043               10,044            10,029
07/31/1993                   9,727               10,015               10,016             9,989
08/31/1993                  10,094               10,383               10,397            10,368
09/30/1993                   9,993               10,276               10,289            10,288
10/31/1993                  10,211               10,487               10,501            10,501
11/30/1993                  10,092               10,362               10,376            10,401
12/31/1993                  10,271               10,544               10,560            10,527
01/31/1994                  10,605               10,880               10,899            10,885
02/28/1994                  10,275               10,534               10,550            10,589
03/31/1994                   9,818               10,052               10,084            10,128
04/30/1994                   9,938               10,175               10,198            10,258
05/31/1994                  10,120               10,350               10,384            10,426
06/30/1994                   9,902               10,126               10,158            10,170
07/31/1994                  10,284               10,510               10,546            10,504
08/31/1994                  10,750               10,978               11,018            10,935
09/30/1994                  10,563               10,784               10,823            10,668
10/31/1994                  10,729               10,942               10,983            10,907
11/30/1994                  10,397               10,593               10,642            10,510
12/31/1994                  10,529               10,729               10,768            10,666
01/31/1995                  10,816               11,009               11,061            10,943
02/28/1995                  11,299               11,493               11,550            11,369
03/31/1995                  11,603               11,800               11,849            11,705
04/30/1995                  11,975               12,165               12,228            12,049
05/31/1995                  12,513               12,706               12,774            12,531
06/30/1995                  12,783               12,969               13,039            12,822
07/31/1995                  13,185               13,375               13,448            13,247
08/31/1995                  13,270               13,454               13,528            13,280
09/30/1995                  13,829               14,006               14,096            13,841
10/31/1995                  13,801               13,971               14,061            13,791
11/30/1995                  14,461               14,624               14,720            14,397
12/31/1995                  14,736               14,892               15,003            14,674
01/31/1996                  15,259               15,421               15,522            15,174
02/29/1996                  15,296               15,448               15,550            15,314
03/31/1996                  15,494               15,638               15,755            15,462
04/30/1996                  15,683               15,818               15,938            15,690
05/31/1996                  16,039               16,165               16,288            16,094
06/30/1996                  16,187               16,304               16,428            16,156
07/31/1996                  15,429               15,537               15,655            15,442
08/31/1996                  15,750               15,850               15,985            15,768
09/30/1996                  16,667               16,760               16,902            16,655
10/31/1996                  17,194               17,277               17,426            17,114
11/30/1996                  18,466               18,544               18,706            18,408
12/31/1996                  18,067               18,134               18,292            18,043
01/31/1997                  19,177               19,218               19,402            19,171
02/28/1997                  19,303               19,345               19,548            19,321
03/31/1997                  18,446               18,461               18,657            18,527
04/30/1997                  19,573               19,591               19,797            19,633
05/31/1997                  20,812               20,817               21,036            20,828
06/30/1997                  21,667               21,667               21,886            21,761
07/31/1997                  23,438               23,407               23,661            23,493
08/31/1997                  22,170               22,122               22,378            22,177
09/30/1997                  23,311               23,261               23,519            23,392
10/31/1997                  22,554               22,505               22,755            22,610
11/30/1997                  23,474               23,394               23,670            23,657
12/31/1997                  23,908               23,810               24,101            24,063
01/31/1998                  24,214               24,115               24,409            24,329
02/28/1998                  25,842               25,702               26,032            26,084
03/31/1998                  27,128               26,971               27,305            27,420
04/30/1998                  27,457               27,279               27,617            27,695
05/31/1998                  26,897               26,701               27,053            27,219
06/30/1998                  27,943               27,723               28,097            28,325
07/31/1998                  27,633               27,393               27,763            28,023
08/31/1998                  23,394               23,188               23,513            23,972
09/30/1998                  25,186               24,932               25,288            25,507
10/31/1998                  27,178               26,912               27,273            27,582
11/30/1998                  28,722               28,408               28,806            29,254
12/31/1998                  30,537               30,167               30,623            30,940
01/31/1999                  31,560               31,159               31,631            32,233
02/28/1999                  30,493               30,100               30,558            31,232
03/31/1999                  31,765               31,340               31,808            32,481
04/30/1999                  33,013               32,556               33,062            33,739
05/31/1999                  32,145               31,670               32,166            32,943
06/30/1999                  34,003               33,479               34,015            34,771
07/31/1999                  32,881               32,344               32,865            33,685
08/31/1999                  32,700               32,143               32,685            33,519
09/30/1999                  31,954               31,407               31,939            32,600

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 29 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
---------------------------------------
1 year or less                      1%
---------------------------------------
1-5 years                          98%
---------------------------------------
5-10 years                          1%
---------------------------------------
Duration                    0.78 years
---------------------------------------

Sector Breakdown
---------------------------------------
Corporate Bonds & Notes          38.9%
---------------------------------------
Short-Term Instruments           21.2%
---------------------------------------
Mortgage-Backed Securities       17.3%
---------------------------------------
U.S. Treasury Obligations        12.1%
---------------------------------------
Other                            10.5%
---------------------------------------

Quality Breakdown
---------------------------------------
AAA                              44.3%
---------------------------------------
AA                               15.6%
---------------------------------------
A                                16.5%
---------------------------------------
BBB                              15.6%
---------------------------------------
BB                                7.8%
---------------------------------------
B                                 0.3%
---------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------
StocksPLUS is an innovative, enhanced index stock fund that seeks total return in excess of the Standard & Poor's 500 Index (S&P 500) through investment in S&P 500 futures. These futures are purchased with a small percentage of the Fund's assets, freeing the remaining assets for investment in an actively managed portfolio of short-term, investment grade bonds that can add incremental return beyond that of the S&P 500.

     For the six-month period ended September 30, 1999, the Fund's Class A shares returned 0.59%, slightly outperforming the S&P 500 Index, which returned 0.37%. The Fund has outperformed its Lipper Average over the 3- and 5-year periods ended September 30, 1999, and has outperformed the S&P 500 since inception.

     Over the past six months, inflation concerns pushed interest rates higher, negatively impacting the stock market. During this period, the S&P 500 returned only 0.37%. The Federal Reserve hiked interest rates in June and again in August but turned neutral, saying that threat of higher inflation should "markedly diminish" in the coming months. However, the stock market remained unsettled as a weakening dollar threatened to drive up import prices and renew inflation fears.

     In the fixed-income portion of the portfolio, yield enhancement strategies, such as writing options and holding high quality asset-backed bonds, contributed significantly to relative performance over the past six months. Inflation-indexed bonds also helped performance as real yields rose less than comparable Treasuries. Limited investments in specific emerging markets aided returns as the global recovery continued and yield premiums narrowed.

     The Fund's longer duration (sensitivity to changes in interest rates) detracted from performance as interest rates rose across the yield curve.

     Looking ahead, we believe the economy will expand more slowly as higher borrowing costs for individuals and companies temper growth in consumer and investment spending. While we expect inflation to remain benign over the longer term, the inflation rate will likely trend somewhat higher over the next several months after a sharp decline last year.

     Because interest rates now hover just below our long-term forecasted range, the manager intends to keep the duration of the fixed-income portion of the portfolio near one year to take advantage of the higher yields. This is in line with our view that the Fed is unlikely to tighten immediately. Mortgage-related holdings will continue to be a favorite area given the high credit quality and relatively higher yields of these issues.

26                                         See page 67 for financial details.

September 30, 1999


OBJECTIVE:
Maximum total return.

PORTFOLIO:
S&P 500 Index futures and short- and intermediate-term investment grade bonds.

DURATION RANGE:
0-6 years

FUND INCEPTION DATE:
6/28/96

TOTAL NET ASSETS:
$155.3 million

PORTFOLIO MANAGER:
Bill Gross

PIMCO Strategic Balanced Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------
Average Annual Total Return   For periods ended 9/30/99

                   A Shares                  B Shares                C Shares    Lipper
                                                                                 Bal.       60% S&P 500  Lipper Bal.   S&P 500
                                 Adjusted               Adjusted     Adjusted    Fund Avg.  40% LBAG     Index         Index
--------------------------------------------------------------------------------------------------------------------------------
1 Year             14.46%         9.31%      13.75%      8.75%       12.57%      12.54%     16.00%       13.49%        27.81%
3 Years            17.06%        15.28%      16.24%     15.50%       16.18%      13.10%     17.84%       14.04%        25.09%
Inception          16.81%        15.17%      15.99%     15.32%       15.93%         --         --           --            --

Change in Value
$10,000 invested at the Fund's inception

                     PIMCO           PIMCO            PIMCO           60% S&P 500/       Lipper       S&P 500
  MONTH            Strategic       Strategic        Strategic
                   Balanced A      Balanced B       Balanced C          40% LBAG     Balanced Index    Index
06/30/1996           9,550            10,000           10,000             10,000          10,000       10,000
07/31/1996           9,289             9,720            9,720              9,746           9,743        9,558
08/31/1996           9,430             9,860            9,860              9,863           9,896        9,760
09/30/1996           9,875            10,319           10,319             10,264          10,262       10,309
10/31/1996          10,148            10,598           10,598             10,525          10,480       10,593
11/30/1996          10,707            11,176           11,176             11,075          10,968       11,394
12/31/1996          10,506            10,959           10,959             10,902          10,834       11,168
01/31/1997          10,944            11,409           11,409             11,324          11,165       11,866
02/28/1997          11,002            11,463           11,463             11,388          11,206       11,959
03/31/1997          10,648            11,087           11,087             11,057          10,880       11,468
04/30/1997          11,129            11,581           11,581             11,520          11,208       12,152
05/31/1997          11,589            12,053           12,053             11,984          11,666       12,892
06/30/1997          11,939            12,410           12,410             12,363          12,041       13,470
07/31/1997          12,666            13,157           13,157             13,086          12,726       14,542
08/31/1997          12,212            12,678           12,678             12,602          12,322       13,727
09/30/1997          12,657            13,130           13,130             13,090          12,814       14,479
10/31/1997          12,473            12,932           12,932             12,904          12,581       13,995
11/30/1997          12,795            13,258           13,258             13,286          12,811       14,643
12/31/1997          12,995            13,457           13,457             13,477          13,001       14,895
01/31/1998          13,169            13,628           13,628             13,635          13,092       15,059
02/28/1998          13,688            14,158           14,158             14,221          13,611       16,145
03/31/1998          14,150            14,626           14,626             14,678          14,028       16,972
04/30/1998          14,269            14,740           14,740             14,797          14,125       17,143
05/31/1998          14,118            14,575           14,575             14,700          13,982       16,848
06/30/1998          14,522            14,983           14,983             15,109          14,235       17,533
07/31/1998          14,438            14,888           14,888             15,025          14,068       17,346
08/31/1998          13,075            13,473           13,473             13,819          12,856       14,838
09/30/1998          13,840            14,253           14,253             14,480          13,411       15,789
10/31/1998          14,458            14,882           14,882             15,156          13,913       17,073
11/30/1998          14,918            15,346           15,346             15,742          14,422       18,108
12/31/1998          15,486            15,922           15,922             16,305          14,954       19,151
01/31/1999          15,852            16,288           16,288             16,760          15,193       19,952
02/28/1999          15,340            15,754           15,754             16,331          14,829       19,332
03/31/1999          15,834            16,250           16,250             16,759          15,195       20,105
04/30/1999          16,214            16,630           16,630             17,170          15,693       20,884
05/31/1999          15,873            16,271           16,271             16,866          15,452       20,391
06/30/1999          16,465            16,871           16,871             17,406          15,878       21,522
07/31/1999          16,103            16,487           16,461             17,051          15,581       20,851
08/31/1999          16,040            16,422           16,397             16,996          15,418       20,747
09/30/1999          15,840            15,915           16,189             16,796          15,220       20,179

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in May 1999. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. In future periodic reports, we will not compare the Fund's performance to the Lipper Balanced Index since the Lipper Balanced Index is not a strategic balanced index. See page 29 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
---------------------------------------
1-5 years                          34%
---------------------------------------
5-10 years                         60%
---------------------------------------
10-20 years                         5%
---------------------------------------
20-30 years                         1%
---------------------------------------
Duration                    2.30 years
---------------------------------------

Sector Breakdown
---------------------------------------
Corporate Bonds & Notes          32.4%
---------------------------------------
Mortgage-Backed Securities       28.6%
---------------------------------------
Short-Term Instruments           24.7%
---------------------------------------
U.S. Treasury Obligations         7.2%
---------------------------------------
Other                             7.1%
---------------------------------------

Quality Breakdown
---------------------------------------
AAA                              48.1%
---------------------------------------
AA                               17.1%
---------------------------------------
A                                18.0%
---------------------------------------
BBB                              15.1%
---------------------------------------
BB                                1.7%
---------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------
Strategic Balanced Fund is designed to provide broad exposure to both stocks and bonds using PIMCO's unique StocksPLUSand Total Return investment strategies. The stock portion of the portfolio gains broad- based stock market exposure using S&P 500 Index futures. It is backed by an actively managed portfolio of short-term bonds, which enhance return potential. The bond portion of the portfolio invests in intermediate-term, investment grade bonds, and focuses on income and capital appreciation.

     For the six-month period ended September 30, 1999, the Fund's Class A shares returned 0.03%, slightly underperforming its benchmark, a blend of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index, which returned 0.22%. The Fund's asset allocation at the end of the quarter leaned modestly toward stocks, with a 65% weight for stocks and 35% for bonds.

     Over the past six months, inflation concerns pushed interest rates higher, negatively impacting both the stock and bond markets. The Federal Reserve hiked interest rates twice but turned neutral, saying that threat of higher inflation should "markedly diminish" in the coming months. However, the markets remained unsettled as a weakening dollar threatened to drive up import prices and renew inflation fears.

     The stock portion of the portfolio exceeded the S&P 500 Index return because of favorable (although temporary) S&P 500 futures pricing relative to the S&P 500 Index. Enhanced income from higher yields in shorter-duration mortgages and corporate securities also helped performance.

     In the bond portion of the portfolio, mortgage returns held up relatively well over the past six months as the yield advantage offered by these securities countered declines in price. Limited investments in specific emerging markets aided returns as the global recovery continued and yield premiums narrowed.

     In the stock portion of the portfolio, the longer duration of the bonds backing the S&P 500 futures detracted from performance as interest rates rose across the yield curve. The bond portion's allocation to high-grade corporate bonds underperformed Treasuries as reduced investor demand drove yield premiums wider. Below-investment-grade securities, a small weight in the portfolio, also had poor relative performance as concerns about credit quality grew, default rates rose and liquidity declined.

     Looking ahead, the manager aims to maintain the current asset allocation and focus on yield enhancement as the key to performance as interest rates remain range-bound. The Fund will continue to favor mortgages as a source of incremental yield that presents little additional credit risk. Due to the risk of further credit quality deterioration in corporate, high yield and emerging market bonds, investments in these areas will be made selectively.

                                         See page 71 for financial details.   27

September 30, 1999

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily an intermediate-term portfolio of investment grade bonds.

DURATION RANGE:
3-6 years

FUND INCEPTION DATE:
5/11/87

TOTAL NET ASSETS:
$29.3 billion

PORTFOLIO MANAGER:
Bill Gross


PIMCO Total Return Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/99

                         A Shares                  B Shares                 C Shares       Lipper Inter.         Lehman Bros.
                                                                                           Inv. Grade Debt       Agg. Bond
                                       Adjusted               Adjusted      Adjusted       Fund Avg.             Index
-----------------------------------------------------------------------------------------------------------------------------
1 year                   -0.48%        -4.96%      -1.23%     -5.76%        -2.13%         -1.01%               -0.37%
5 years                   8.08%         7.09%       7.29%      6.98%         7.29%          6.89%                7.84%
10 years                  8.68%         8.18%       8.13%      8.13%         7.90%          7.32%                8.10%
Inception                 8.74%         8.34%       8.29%      8.29%         7.95%            --                   --

Change in Value
$10,000 invested at the Fund's inception

                                   PIMCO                   PIMCO                   PIMCO              Lehman Bros.
     MONTH                      Total Return            Total Return            Total Return             Agg. Bond
                                      A                       B                       C                    Index
05/31/1987                             9,550                  10,000                  10,000                10,000
06/30/1987                             9,668                  10,117                  10,117                10,138
07/31/1987                             9,641                  10,082                  10,082                10,130
08/31/1987                             9,615                  10,048                  10,048                10,076
09/30/1987                             9,371                   9,787                   9,787                 9,861
10/31/1987                             9,666                  10,089                  10,089                10,212
11/30/1987                             9,733                  10,152                  10,152                10,294
12/31/1987                             9,818                  10,233                  10,233                10,434
01/31/1988                            10,215                  10,642                  10,642                10,801
02/29/1988                            10,329                  10,753                  10,753                10,929
03/31/1988                            10,233                  10,646                  10,646                10,827
04/30/1988                            10,176                  10,581                  10,581                10,768
05/31/1988                            10,122                  10,518                  10,518                10,696
06/30/1988                            10,360                  10,759                  10,759                10,954
07/31/1988                            10,343                  10,735                  10,735                10,897
08/31/1988                            10,388                  10,775                  10,775                10,925
09/30/1988                            10,581                  10,969                  10,969                11,172
10/31/1988                            10,744                  11,132                  11,132                11,383
11/30/1988                            10,644                  11,021                  11,021                11,244
12/31/1988                            10,688                  11,059                  11,059                11,257
01/31/1989                            10,816                  11,184                  11,184                11,419
02/28/1989                            10,744                  11,102                  11,102                11,336
03/31/1989                            10,790                  11,143                  11,143                11,385
04/30/1989                            11,027                  11,382                  11,382                11,624
05/31/1989                            11,291                  11,647                  11,647                11,929
06/30/1989                            11,667                  12,028                  12,028                12,292
07/31/1989                            11,910                  12,271                  12,271                12,554
08/31/1989                            11,700                  12,047                  12,047                12,368
09/30/1989                            11,754                  12,096                  12,096                12,431
10/31/1989                            12,031                  12,374                  12,374                12,737
11/30/1989                            12,132                  12,470                  12,470                12,858
12/31/1989                            12,152                  12,483                  12,483                12,893
01/31/1990                            11,944                  12,262                  12,262                12,740
02/28/1990                            11,971                  12,283                  12,283                12,781
03/31/1990                            11,957                  12,261                  12,261                12,790
04/30/1990                            11,784                  12,074                  12,074                12,673
05/31/1990                            12,165                  12,457                  12,457                13,048
06/30/1990                            12,366                  12,655                  12,655                13,258
07/31/1990                            12,563                  12,847                  12,847                13,441
08/31/1990                            12,361                  12,632                  12,632                13,261
09/30/1990                            12,368                  12,632                  12,632                13,371
10/31/1990                            12,535                  12,793                  12,793                13,541
11/30/1990                            12,846                  13,103                  13,103                13,832
12/31/1990                            13,067                  13,320                  13,320                14,048
01/31/1991                            13,192                  13,440                  13,440                14,222
02/28/1991                            13,372                  13,615                  13,615                14,343
03/31/1991                            13,536                  13,774                  13,774                14,442
04/30/1991                            13,753                  13,986                  13,986                14,598
05/31/1991                            13,850                  14,077                  14,077                14,684
06/30/1991                            13,867                  14,086                  14,086                14,676
07/31/1991                            14,061                  14,275                  14,275                14,880
08/31/1991                            14,436                  14,647                  14,647                15,202
09/30/1991                            14,773                  14,980                  14,980                15,510
10/31/1991                            14,919                  15,119                  15,119                15,682
11/30/1991                            15,043                  15,235                  15,235                15,826
12/31/1991                            15,550                  15,740                  15,740                16,296
01/31/1992                            15,418                  15,596                  15,596                16,074
02/29/1992                            15,547                  15,720                  15,720                16,179
03/31/1992                            15,482                  15,644                  15,644                16,088
04/30/1992                            15,558                  15,711                  15,711                16,204
05/31/1992                            15,874                  16,021                  16,021                16,510
06/30/1992                            16,069                  16,210                  16,210                16,737
07/31/1992                            16,456                  16,591                  16,591                17,078
08/31/1992                            16,591                  16,717                  16,717                17,251
09/30/1992                            16,848                  16,966                  16,966                17,456
10/31/1992                            16,695                  16,802                  16,802                17,224
11/30/1992                            16,703                  16,800                  16,800                17,228
12/31/1992                            16,990                  17,079                  17,079                17,502
01/31/1993                            17,298                  17,378                  17,378                17,838
02/28/1993                            17,677                  17,749                  17,749                18,150
03/31/1993                            17,772                  17,836                  17,836                18,226
04/30/1993                            17,922                  17,976                  17,976                18,353
05/31/1993                            17,957                  18,001                  18,001                18,376
06/30/1993                            18,342                  18,375                  18,375                18,709
07/31/1993                            18,448                  18,471                  18,471                18,815
08/31/1993                            18,861                  18,873                  18,873                19,145
09/30/1993                            18,931                  18,934                  18,934                19,197
10/31/1993                            19,060                  19,051                  19,051                19,269
11/30/1993                            18,886                  18,868                  18,868                19,105
12/31/1993                            19,038                  19,008                  19,008                19,209
01/31/1994                            19,262                  19,221                  19,221                19,468
02/28/1994                            18,912                  18,861                  18,861                19,130
03/31/1994                            18,505                  18,444                  18,444                18,658
04/30/1994                            18,316                  18,245                  18,245                18,509
05/31/1994                            18,223                  18,141                  18,141                18,507
06/30/1994                            18,148                  18,067                  18,056                18,466
07/31/1994                            18,513                  18,430                  18,408                18,832
08/31/1994                            18,559                  18,476                  18,443                18,856
09/30/1994                            18,318                  18,236                  18,192                18,578
10/31/1994                            18,289                  18,207                  18,152                18,562
11/30/1994                            18,283                  18,201                  18,136                18,521
12/31/1994                            18,270                  18,189                  18,111                18,648
01/31/1995                            18,590                  18,507                  18,417                19,017
02/28/1995                            19,019                  18,934                  18,831                19,470
03/31/1995                            19,193                  19,107                  18,991                19,589
04/30/1995                            19,523                  19,435                  19,306                19,863
05/31/1995                            20,134                  20,044                  19,897                20,631
06/30/1995                            20,114                  20,024                  19,865                20,783
07/31/1995                            20,118                  20,028                  19,857                20,736
08/31/1995                            20,419                  20,328                  20,143                20,986
09/30/1995                            20,668                  20,576                  20,377                21,191
10/31/1995                            20,974                  20,881                  20,666                21,466
11/30/1995                            21,421                  21,325                  21,094                21,788
12/31/1995                            21,781                  21,684                  21,436                22,094
01/31/1996                            21,951                  21,853                  21,590                22,240
02/29/1996                            21,409                  21,313                  21,044                21,854
03/31/1996                            21,235                  21,140                  20,861                21,702
04/30/1996                            21,140                  21,045                  20,754                21,580
05/31/1996                            21,074                  20,980                  20,678                21,536
06/30/1996                            21,403                  21,307                  20,988                21,825
07/31/1996                            21,450                  21,354                  21,021                21,885
08/31/1996                            21,424                  21,328                  20,981                21,848
09/30/1996                            21,908                  21,810                  21,443                22,229
10/31/1996                            22,469                  22,369                  21,979                22,721
11/30/1996                            22,993                  22,890                  22,478                23,111
12/31/1996                            22,699                  22,597                  22,177                22,896
01/31/1997                            22,771                  22,669                  22,241                22,966
02/28/1997                            22,814                  22,712                  22,270                23,023
03/31/1997                            22,532                  22,431                  21,980                22,768
04/30/1997                            22,930                  22,828                  22,354                23,109
05/31/1997                            23,157                  23,054                  22,560                23,327
06/30/1997                            23,421                  23,317                  22,803                23,604
07/31/1997                            24,068                  23,960                  23,417                24,240
08/31/1997                            23,851                  23,745                  23,190                24,034
09/30/1997                            24,230                  24,122                  23,545                24,388
10/31/1997                            24,512                  24,402                  23,801                24,742
11/30/1997                            24,614                  24,504                  23,889                24,856
12/31/1997                            24,893                  24,781                  24,142                25,106
01/31/1998                            25,268                  25,155                  24,493                25,428
02/28/1998                            25,190                  25,077                  24,402                25,408
03/31/1998                            25,266                  25,153                  24,460                25,497
04/30/1998                            25,354                  25,241                  24,534                25,630
05/31/1998                            25,641                  25,526                  24,794                25,873
06/30/1998                            25,882                  25,766                  25,012                26,092
07/31/1998                            25,957                  25,841                  25,070                26,148
08/31/1998                            26,359                  26,241                  25,443                26,573
09/30/1998                            27,139                  27,018                  26,181                27,196
10/31/1998                            26,949                  26,829                  25,979                27,052
11/30/1998                            27,041                  26,920                  26,052                27,205
12/31/1998                            27,195                  27,073                  26,182                27,287
01/31/1999                            27,347                  27,225                  26,316                27,482
02/28/1999                            26,833                  26,713                  25,808                27,002
03/31/1999                            27,053                  26,932                  26,004                27,152
04/30/1999                            27,178                  27,056                  26,106                27,238
05/31/1999                            26,873                  26,753                  25,798                26,999
06/30/1999                            26,820                  26,700                  25,730                26,913
07/31/1999                            26,710                  26,590                  25,607                26,799
08/31/1999                            26,723                  26,603                  25,602                26,785
09/30/1999                            27,012                  26,891                  25,863                27,096

*Past performance is no guarantee of future results.The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 27 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
---------------------------------------
1 year or less                      4%
---------------------------------------
1-5 years                          36%
---------------------------------------
5-10 years                         38%
---------------------------------------
10-20 years                        16%
---------------------------------------
20-30 years                         6%
---------------------------------------
Duration                    4.60 years
---------------------------------------

Sector Breakdown
---------------------------------------
Mortgage-Backed Securities       43.3%
---------------------------------------
Corporate Bonds & Notes          34.2%
---------------------------------------
Asset-Backed Securities           7.0%
---------------------------------------
U.S. Treasury Obligations         5.2%
---------------------------------------
Other                            10.3%
---------------------------------------

Quality Breakdown
---------------------------------------
AAA                              58.3%
---------------------------------------
AA                                6.7%
---------------------------------------
A                                17.1%
---------------------------------------
BBB                              11.1%
---------------------------------------
BB                                6.4%
---------------------------------------
B                                 0.4%
---------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------
For the six-month period ended September 30, 1999, the Fund's Class A shares fell 0.17%, slightly outperforming its benchmark, the Lehman Aggregate Bond Index, which fell 0.21%. In addition, the Fund has outperformed its Lipper Average and benchmark over the 5, 10-year and since inception periods ended September 30, 1999.

     Concerns about inflation pushed interest rates higher during the second quarter. And although interest rates were slightly higher after the third quarter, yields fluctuated widely. After hiking interest rates in June and again in August, the Federal Reserve turned neutral, saying the threat of higher inflation should "markedly diminish" in the coming months. However, the bond market remained unsettled as a weakening in the dollar threatened to drive up import prices and renew inflation fears.

     Mortgage returns held up better than other bond market sectors over the past six months as the yield advantage offered by these securities offset a decline in price. Small selective investments in specific emerging markets aided performance as the global recovery continued and yield premiums narrowed. Improving credit fundamentals in Mexico and Poland compensated for the negative reaction to Ecuador's Brady Bond default.

     The Fund's allocation to high grade corporate bonds underperformed Treasuries, as reduced investor demand drove yield premiums wider. Below-investment-grade securities, a small weight in the portfolio, also performed relatively poorly as concerns about credit quality grew, default rates rose and liquidity declined.

     Looking ahead, we believe the economy will expand more slowly as higher borrowing costs for individuals and companies temper growth in consumer and investment spending. While we expect inflation to remain benign over the longer term, the inflation rate will likely trend somewhat higher over the next several months after a sharp decline last year.

     In this environment, the manager believes that yield enhancement is the key to performance as interest rates remain range-bound. Managing credit risk will also be important as debt levels continue to rise and the economy cools. The manager will favor mortgages as a source of incremental yield that presents little credit risk. Due to the risk of further credit quality deterioration in corporate, high yield and emerging market bonds, investments in these areas will be made selectively.

28                                           See page 74 for financial details.

September 30, 1999

--------------------------------------------------------------------------------
FOOTNOTES
--------------------------------------------------------------------------------

     A few notes and definitions are needed for a complete understanding of the performance figures.

     Past performance is no guarantee of future results. Investment return will fluctuate, and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. Total return measures performance, assuming that all dividends and capital gains distributions were reinvested.

     Total return, both with and without a sales charge, has been presented. For shareholders who have not bought or sold shares during the period quoted, the non-adjusted figures are probably more meaningful than the adjusted figures. The adjusted figures for Class A shares include the effect of paying the maximum initial sales charge of either 4.5% (Long-Term U.S. Government, Foreign Bond, Global Bond II, Emerging Markets Bond, High Yield and Total Return Funds), 3.00% (Real Return Bond, Municipal Bond, Low Duration and StocksPLUS Funds) or 2.00% (Short-Term Fund). The adjusted figures for Class B shares include the effect of paying the contingent deferred sales charge (CDSC), which declines from 5% in the first year to 0% at the beginning of the seventh year. The adjusted figures for Class C shares include the effect of paying the 1% CDSC which may apply to shares redeemed during the first year of ownership.

     +Yield is calculated in accordance with current Securities and Exchange Commission regulations and is based on the one-month period ended September 30, 1999.

     Duration is a measurement of a Fund's price sensitivity expressed in years.

     The credit quality of the investments in the portfolio does not apply to the stability or safety of the fund.

     Line graphs have been included so an investor can compare a Fund's historical performance to that of an appropriate broad-based index. Each index reflects a group of unmanaged securities, and it is not possible to directly invest in an unmanaged index. 60% S&P 500/40% LBAG is an unmanaged index comprised of 60% of the return of the S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index. Salomon 3-Month T-Bill is an index representing monthly return equivalents of yield averages of the last 3 months Treasury Bill issues. First Boston Convertible bond is an unmanaged market index comprised of convertible bonds. Lipper Balanced Index is the 30 largest equal weighted Balanced Funds as compiled by Lipper, Inc. The J.P. Morgan Global Index (Hedged) is an index of currency-hedged U.S. and foreign government bonds. The J.P. Morgan Non-U.S. Index (Hedged) is an index of currency-hedged foreign government bonds. The J.P. Morgan Emerging Markets Plus Index is an index of emerging-market bonds. The Lehman Municipal Bond Index is an index of municipal bonds. The Lehman BB Intermediate Corporate Index is an index of intermediate-term bonds with a BB rating. The Merrill Lynch 1-3 Year Treasury Index is an index made up of U.S. Treasury issues with maturities from one to three years. The Lehman Inflation-Linked Treasury Index is an index of inflation linked Treasury bonds. The Lehman Aggregate Bond Index is an index of a variety of bonds. The Long-Term Treasury Index is an index of long-term government securities. The Lipper Money Market Index is an index of money market funds. The Standard & Poor's 500 Index is an index of stocks of large-capitalization companies.

     Lipper averages are calculated by Lipper, Inc., a nationally recognized mutual fund performance evaluation firm. They are total-return performance averages of those funds that are tracked by Lipper, with the investment objective noted. They do not take sales charges into account.

     PIMCO Stocks Funds and PIMCO Bond Funds (excluding Long-Term U.S. Govt. and Municipal Bond) can invest a portion of their assets in foreign securities, which can entail special risks due to foreign economic and political developments. These risks can be enhanced when investing in emerging markets. PIMCO Bond Funds (excluding Long-Term U.S. Govt) can invest in lower-rated bonds, which entail special risks such as less liquidity and possibility of default.

     An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     For additional information on the PIMCO equity funds, contact your financial advisor to receive a prospectus that contains more complete information, including charges and expenses. Or contact PIMCO Funds Distributors LLC at 2187 Atlantic Street, Stamford, CT 06902, www.pimcofunds.com, 1-800-227-7337. Please read the prospectus carefully before you invest or send money.

Schedule of Investments
Convertible Bond Fund
September 30, 1999 (Unaudited)
                                                   Principal
                                                      Amount           Value
                                                      (000s)          (000s)
-------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES (b)(c) 67.7%
-------------------------------------------------------------------------------
Banking & Finance 15.5%
ACOM Co. Limited
   0.000% due 03/31/2002                      $      50,000     $        639
American Express
   1.125% due 02/19/2003                                800              972
Bell Atlantic Financial Services
   5.750% due 04/01/2003                                740              748
Deutsche Bank Financial
   0.000% due 02/12/2017                              1,300              612
Exchangeable Certs Corp.
   0.250% due 07/17/2006                              1,000            1,000
Fuji International Finance Trust
   0.250% due 02/01/2002                             24,000              232
Hellenic Finance
   2.000% due 07/15/2003                     EC         500              548
Morgan Stanley Dean Witter
   0.000% due 03/02/2006                      $         740              688
Swiss Life Finance Limited
   2.000% due 05/20/2005                                600              575
                                                                -------------
                                                                       6,014
                                                                =============
Consumer Discretionary 5.6%
Amazon.Com, Inc.
   4.750% due 02/01/2009                                400              468
Costco Wholesale Corp.
   0.000% due 08/19/2017                                700              605
Home Depot, Inc.
   3.250% due 10/01/2001                                100              297
Interpublic Group Co., Inc.
   1.870% due 06/01/2006                                850              782
                                                                -------------
                                                                       2,152
                                                                =============
Energy 4.9%
Devon Energy Corp.
   4.900% due 08/15/2008                                900              887
Diamond Offshore Drill
   3.750% due 02/15/2007                                960            1,010
                                                                -------------
                                                                       1,897
                                                                =============
Health Care 5.7%
Alpharma, Inc.
   5.750% due 04/01/2005                                380              503
Athena Neurosciences, Inc.
   4.750% due 11/15/2004                                750              843
Wellpoint Health Network
   0.000% due 07/02/2019                              1,500              872
                                                                -------------
                                                                       2,218
                                                                =============
Industrial 4.8%
Sanmina Corp.
   4.250% due 05/01/2004                                700              782
Solectron Corp.
   0.000% due 01/27/2019                              1,450              892
Tyco International Limited
   0.000% due 07/06/2010                                 65              181
                                                                -------------
                                                                       1,855
                                                                =============
Technology 26.3%
Affiliated Computer Services
   4.000% due 03/15/2005                                300              343
ASM Lithography Holding
   2.500% due 04/09/2005                              1,500              843
Comverse Technology, Inc.
   4.500% due 07/01/2005                                100              226
Conexant Systems, Inc.
   4.250% due 05/01/2006                                350              605
Exodus Communications, Inc.
   5.000% due 03/15/2006                                 75              241
Hewlett-Packard Co.
   0.000% due 10/14/2017                              1,900            1,150
Intel Corp.
   4.000% due 09/01/2004                                300              747
LSI Logic Corp.
   4.250% due 03/15/2004                                200              367
Mindspring Enterprises
   5.000% due 04/15/2006                                650              604
NTL, Inc.
   7.000% due 12/15/2008                                300              510
Stmicroelectron
   0.000% due 09/22/2009                              2,000            1,630
U.S. Cellular Corp.
   0.000% due 06/15/2015                              1,600            1,026
Veritas Software Corp.
   1.856% due 08/13/2006                              1,000            1,058
Xerox Corp.
   0.570% due 04/21/2018                              1,550              862
                                                                -------------
                                                                      10,212
                                                                =============
Utilities 4.9%
AES Corp.
   4.500% due 08/15/2005                                750              960
Clear Channel Communications
   2.625% due 04/01/2003                                500              702
Telefonos De Mexico S.A.
   4.250% due 06/15/2004                                230              219
                                                                -------------
                                                                       1,881
                                                                -------------
Total Convertible Bonds & Notes                                       26,229
(Cost $24,818)                                                  =============

-----------------------------------------------------------------------------
 PREFERRED STOCK 0.9%
-----------------------------------------------------------------------------
                                                     Shares
Times Mirror Co. Pfd.
   4.250% due 03/15/2001                              4,000              348
                                                                -------------
Total Preferred Stock                                                    348
(Cost $423)                                                     =============

-----------------------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK (b)(c) 26.7%
-----------------------------------------------------------------------------

                                                  Principal
                                                     Amount
                                                     (000s)
Banking & Finance 5.4%
Lincoln National Corp. Cvt. Pfd.
   7.750% due 08/16/2001                       $     18,000              377
National Australia Bank Cvt. Pfd.
   7.875% due 12/31/2049                             14,500              397
Newell Financial Trust Cvt. Pfd.
   5.250% due 12/01/2027                              9,200              373
Protective Life Corp. Capital Trust II
 Cvt. Pfd.
   6.500% due 02/16/2001                              6,000              293
Tokai Bank Cvt. Pfd.
   2.750% due 10/01/2004                      JY     16,000              127
Union Pacific Capital Trust Cvt. Pfd.
   6.250% due 04/01/2028                       $     12,000              548
                                                                -------------
                                                                       2,115
                                                                =============
Energy 6.1%
Apache Corp. Cvt. Pfd.
   6.500% due 05/15/2002                             17,000              680
Coastal Corp. Cvt. Pfd.
   6.625% due 08/16/2002                             30,000              782
Kerr-McGee Corp. Cvt. Pfd.
   5.500% due 08/01/2004                             23,000              903
                                                                -------------
                                                                       2,365
                                                                =============
Industrial 2.5%
Ingersoll-Rand Co. Cvt. Pfd.
   6.750% due 12/31/2049                             17,900              470
Sealed Air Corp. Cvt. Pfd.
   4.000% due 04/01/2018                              9,500              482
                                                                -------------
                                                                         952
                                                                =============
Technology 2.2%
Verio, Inc. Cvt. Pfd.
   6.750% due 08/01/2007                             20,000              863
                                                                -------------
Utilities 10.5%
Adelphia Communications Cvt. Pfd.
   5.500% due 12/31/2049                              3,700              651
Cox Communications, Inc. Cvt. Pfd.
   7.000% due 08/16/2002                             20,000            1,154
MediaOne Group, Inc. Cvt. Pfd.
   6.250% due 08/15/2001                              4,500              472
Reliant Energy, Inc. Cvt. Pfd.
   7.000% due 07/01/2000                              5,000              510

30  See accompanying notes

                                                   Principal
                                                     Amount            Value
                                                     (000s)            (000s)
Utilicorp United Cvt. Pfd.
   9.750% due 11/16/2002                       $     30,000       $      758
Winstar Communications Cvt. Pfd.
   7.250% due 12/31/2049                                600              528
                                                                  -----------
                                                                       4,073
                                                                  -----------
Total Convertible Preferred Stock                                     10,368
(Cost $10,919)                                                    ===========

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 4.1%
--------------------------------------------------------------------------------

Commercial Paper 3.6%
Bellsouth Telecom
   5.370% due 10/13/1999                                100              100
Coca Cola Co.
   5.270% due 10/22/1999                              1,100            1,097
Procter & Gamble Co.
   5.290% due 11/01/1999                                200              199
                                                                  -----------
                                                                       1,396
                                                                  ===========
Repurchase Agreement 0.5%
State Street Bank
   4.800% due 10/01/1999                                186              186
   (Dated 09/30/1999. Collateralized by Federal
   National Mortgage Association
   5.300% 01/12/2001 valued at $190,542.
   Repurchase proceeds are $186,025.)                             -----------
Total Short-Term Instruments                                           1,582
(Cost $1,582)                                                     ===========

Total Investments (a) 99.4%                                       $   38,527
(Cost $37,742)

Other Assets and Liabilities (Net) 0.6%                                  235
                                                                  -----------

Net Assets 100.0%                                                 $   38,762
                                                                  ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                         $    2,573

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                           (1,788)
                                                                  -----------

Unrealized appreciation-net                                       $      785
                                                                  ===========

(b) Foreign forward currency contracts outstanding at September 30, 1999:

                            Principal
                             Amount
                            Covered by        Settlement             Unrealized
Type        Currency        Contract            Month            (Depreciation)
--------------------------------------------------------------------------------

Sell          EC             763                 10/1999          $         (10)
Sell                         529                 11/1999                    (19)
Sell          JY          79,475                 02/2000                    (16)
                                                                  --------------
                                                                  $         (45)
                                                                  ==============
(c) Principal amount denoted in indicated currency:

       EC - European Currency Unit
       JY - Japanese Yen



                                                      See accompanying notes  31

Schedule of Investments
Emerging Markets Bond Fund
September 30, 1999 (Unaudited)

                                                   Principal
                                                     Amount           Value
                                                     (000s)           (000s)
--------------------------------------------------------------------------------
ARGENTINA (e) 9.9%
--------------------------------------------------------------------------------
Republic of Argentina
   8.750% due 07/10/2002                     AP         100       $       83
  11.447% due 04/10/2005 (d)                  $         200              176
  11.000% due 10/09/2006                                300              287
  11.375% due 01/30/2017                              1,250            1,176
                                                                  -----------
Total Argentina                                                        1,722
(Cost $1,778)                                                     ===========


--------------------------------------------------------------------------------
 BRAZIL 25.9%
--------------------------------------------------------------------------------

Government of Brazil
   5.875% due 04/15/2006 (d)                  $         950              753
   5.938% due 04/15/2012 (d)                          1,500              917
   8.000% due 04/15/2014 (b)                          4,476            2,848
                                                                  -----------
Total Brazil                                                           4,518
(Cost $4,486)                                                     ===========

--------------------------------------------------------------------------------
 BULGARIA 5.2%
-------------------------------------------------------------------------------

Republic of Bulgaria
   6.500% due 07/28/2011 (d)                  $         500              354
   6.500% due 07/28/2024 (d)                            800              550
                                                                  -----------
Total Bulgaria                                                           904
(Cost $896)                                                       ===========

-------------------------------------------------------------------------------
 COLOMBIA 3.9%
-------------------------------------------------------------------------------

Republic of Colombia
   8.625% due 04/01/2008                      $         850              684
                                                                  -----------
Total Colombia                                                           684
(Cost $697)                                                       ===========


-------------------------------------------------------------------------------
 JORDAN 0.8%
-------------------------------------------------------------------------------

Kingdom of Jordan
   5.500% due 12/23/2023 (d)                  $         250              148
                                                                  -----------
Total Jordan                                                             148
(Cost $150)                                                       ===========

-------------------------------------------------------------------------------
 KAZAKHSTAN 1.1%
-------------------------------------------------------------------------------

Republic of Kazakhstan
  13.625% due 10/18/2004                      $         200              198
                                                                  -----------
Total Kazakhstan                                                         198
(Cost $198)                                                       ===========


-------------------------------------------------------------------------------
 MEXICO 18.5%
-------------------------------------------------------------------------------

Banco Nacional de Comercio Exterior
   7.250% due 02/02/2004                      $         500              454
Petroleos Mexicanos
   9.520% due 07/15/2005 (d)                            250              238
United Mexican States
  10.375% due 02/17/2009                                200              203
   6.250% due 12/31/2019                                450              331
   5.874% due 12/31/2019                                250              215
   5.875% due 12/31/2019 (d)                            250              215
   6.250% due 12/31/2019                                750              558
   6.068% due 12/31/2019 (d)                          1,000              853
  11.500% due 05/15/2026                                150              165
                                                                  -----------
Total Mexico                                                           3,232
(Cost $3,221)                                                     ===========


-------------------------------------------------------------------------------
 PANAMA 2.8%
-------------------------------------------------------------------------------

Republic of Panama
   9.375% due 04/01/2029                      $         525              496
                                                                  -----------
Total Panama                                                             496
(Cost $487)                                                       ===========

PERU 2.1%
Republic of Peru
   4.500% due 03/07/2017 (d)                  $         600       $      371
                                                                  -----------
Total Peru                                                               371
(Cost $369)                                                       ===========

-------------------------------------------------------------------------------
 PHILIPPINES 2.9%
-------------------------------------------------------------------------------

Republic of Philippines
   8.875% due 04/15/2008                      $         100               98
   6.000% due 12/01/2009 (d)                            210              192
   6.500% due 12/01/2017                                250              210
                                                                  -----------
Total Philippines                                                        500
(Cost $481)                                                       ===========


-------------------------------------------------------------------------------
 POLAND 5.3%
-------------------------------------------------------------------------------

Republic of Poland
   5.000% due 10/27/2014 (d)                  $         775              528
   3.000% due 10/27/2024 (d)                            650              396
                                                                  -----------
Total Poland                                                             924
(Cost $948)                                                       ===========


-------------------------------------------------------------------------------
 RUSSIA 2.3%
-------------------------------------------------------------------------------

Republic of Russia
   6.058% due 12/15/2015 (d)                  $         505               54
   6.063% due 12/15/2020 (d)(f)                         300               27
Russian Federation
   8.750% due 07/24/2005                                700              294
  12.750% due 06/24/2028                                 50               23
                                                                  -----------
Total Russia                                                             398
(Cost $865)                                                       ===========


-------------------------------------------------------------------------------
 SOUTH KOREA 6.0%
-------------------------------------------------------------------------------

Korea Development Bank
   8.650% due 01/26/2000                      $         100              100
Korean Export-Import Bank
   7.100% due 03/15/2007                                175              172
Republic of Korea
   8.750% due 04/15/2003                                100              103
   8.875% due 04/15/2008                                650              672
                                                                  -----------
Total South Korea                                                      1,047
(Cost $1,010)                                                     ===========


-------------------------------------------------------------------------------
 TUNISIA (c)(e) 1.8%
-------------------------------------------------------------------------------

Banque Centrale De Tunisie
   7.500% due 08/06/2009                     EC         300              315
                                                                  -----------
Total Tunisia                                                            315
(Cost $305)                                                       ===========


-------------------------------------------------------------------------------
 TURKEY 0.6%
-------------------------------------------------------------------------------

Republic of Turkey
  12.375% due 06/15/2009                      $         100              100
                                                                  -----------
Total Turkey                                                             100
(Cost $100)                                                       ===========


-------------------------------------------------------------------------------
 UNITED STATES 0.6%
-------------------------------------------------------------------------------

Corporate Bonds & Notes 0.6%
Ford Motor Credit Corp.
   5.596% due 08/27/2001 (d)                  $         100              100
                                                                  -----------
Total United States                                                      100
(Cost $100)                                                       ===========

 URUGUAY 1.0%

Banco Central Del Uruguay
   6.625% due 02/19/2006                      $         191              174
                                                                  -----------
Total Uruguay                                                            174
(Cost $190)                                                       ===========


32  See accompanying notes

                                                  Principal
                                                     Amount
                                                     (000s)           (000s)
--------------------------------------------------------------------------------
 VENEZUELA 5.3%
--------------------------------------------------------------------------------

Republic of Venezuela
   6.313% due 12/18/2007 (d)                  $         607       $      471
   9.250% due 09/15/2027                                700              461
                                                                  -----------
Total Venezuela                                                          932
(Cost $904)                                                       ===========

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 6.1%
--------------------------------------------------------------------------------

Commercial Paper 5.1%
Federal Home Loan Mortgage Corp.
   5.220% due 10/15/1999                                900              898
                                                                  -----------
Repurchase Agreement 1.0%
State Street Bank
   4.800% due 10/01/1999                                166              166
   (Dated 09/30/1999. Collateralized by
   Federal National Mortgage Association
   4.820% 12/18/2000 valued at $170,049.
   Repurchase proceeds are $166,022.)
                                                                  -----------
Total Short-Term Instruments                                           1,064
(Cost $1,064)                                                     ===========

Total Investments (a) 102.1%                                      $   17,827
(Cost $18,251)

Other Assets and Liabilities (Net) (2.1%)                               (372)
                                                                  -----------
Net Assets 100.0%                                                 $   17,455
                                                                  ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                         $      281

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (705)
                                                                  -----------
Unrealized depreciation-net                                       $     (424)
                                                                  ===========
(b) Subject to a financing transaction.

(c) Foreign forward currency contracts outstanding at September 30, 1999:

                               Principal
                                  Amount
                              Covered by          Settlement          Unrealized
Type        Currency            Contract               Month        Appreciation
--------------------------------------------------------------------------------
Sell              EC                 299             10/1999        $          2

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Principal amount denoted in indicated currency:

       AP -  Argentine Peso
       EC -  European Currency Unit

(f) Security is in default.

                                                      See accompanying notes  33

Schedule of Investments
Foreign Bond Fund
September 30, 1999 (Unaudited)
                                                   Principal
                                                      Amount           Value
                                                      (000s)          (000s)
--------------------------------------------------------------------------------
ARGENTINA (b)(h) 0.3%
--------------------------------------------------------------------------------
Republic of Argentina
   5.000% due 12/20/2002                     JY     219,000       $    2,041
                                                                  -----------
Total Argentina                                                        2,041
(Cost $1,689)                                                     ===========

--------------------------------------------------------------------------------
 AUSTRALIA (b)(h) 1.2%
--------------------------------------------------------------------------------

Asian Development Bank
   5.250% due 09/15/2004 (j)                 A$       1,000              624
Bankers Trust Australia
   5.366% due 06/02/2008 (d)                  $       4,800            4,716
Commonwealth of Australia
   9.000% due 09/15/2004 (j)                 A$       1,880            1,391
                                                                  -----------
Total Australia                                                        6,731
(Cost $6,776)                                                     ===========

--------------------------------------------------------------------------------
 BAHAMAS 0.1%
--------------------------------------------------------------------------------

Citibank NA Nassau
   9.750% due 04/26/2000                      $         350              351
                                                                  -----------
Total Bahamas                                                            351
(Cost $350)                                                       ===========

--------------------------------------------------------------------------------
 BELGIUM (b)(h) 0.9%
--------------------------------------------------------------------------------

Kingdom of Belgium
   9.000% due 03/28/2003                     EC           5                6
   6.750% due 11/21/2004 (d)                 BF     183,200            5,255
                                                                  -----------
Total Belgium                                                          5,261
(Cost $6,069)                                                     ===========

--------------------------------------------------------------------------------
 BULGARIA 0.6%
--------------------------------------------------------------------------------
Republic of Bulgaria
   6.500% due 07/28/2011 (d)                  $       4,920            3,487
                                                                  -----------
Total Bulgaria                                                         3,487
(Cost $3,496)                                                     ===========

--------------------------------------------------------------------------------
 CANADA (b)(h) 6.5%
--------------------------------------------------------------------------------

Beneficial Canada, Inc.
   6.350% due 04/01/2002                     C$       3,440            2,357
Commonwealth of Canada
   9.000% due 12/01/2004                              6,000            4,675
   6.625% due 10/03/2007                     N$      20,830           10,071
   6.000% due 06/01/2008 (j)                 C$      15,950           11,043
Hydro-Quebec
   3.527% due 04/25/2000 (d)                 DM       5,000            2,722
Providence of Manitoba
  11.000% due 08/15/2000                     C$       5,000            3,565
Province of Quebec
   3.353% due 02/09/2000 (d)                 DM       5,000            2,729
Sears Canada
  11.700% due 07/10/2000                     C$       1,000              710
                                                                  -----------
Total Canada                                                          37,872
(Cost $39,577)                                                    ===========

--------------------------------------------------------------------------------
 CAYMAN ISLANDS (b)(h) 3.3%
--------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior, S.N.C.
   5.300% due 09/21/2000                     JY     200,000            1,946
Capital Credit Card Corp.
    5.625% due 10/15/2004                    DM       2,800            1,568
MBNA American Euro
   2.640% due 05/19/2004 (d)                 EC       8,100            8,598
Residential Reinsurance
   9.163% due 06/01/2000 (d)                  $       7,100            7,078
                                                                  -----------
Total Cayman Islands                                                  19,190
(Cost $19,010)                                                    ===========

--------------------------------------------------------------------------------
 COLOMBIA (b)(h) 0.2%
--------------------------------------------------------------------------------

Republic of Colombia
   3.000% due 12/22/2000                     JY     150,000       $    1,331
                                                                  -----------
Total Colombia                                                         1,331
(Cost $1,157)                                                     ===========

--------------------------------------------------------------------------------
 DENMARK (b)(h) 6.1%
--------------------------------------------------------------------------------

Danske Kredit Mortgage
   5.000% due 10/01/2029                     DK     153,662           18,740
Kingdom of Denmark
   6.000% due 11/15/2002                             53,500            7,986
Nykredit
   5.000% due 10/01/2029                                485               59
Realkredit Danmark Mortgage
   5.000% due 10/01/2029                                431               52
Unikredit Realkredit
   5.000% due 10/01/2029                             71,235            8,696
                                                                  -----------
Total Denmark                                                         35,533
(Cost $38,392)                                                    ===========

--------------------------------------------------------------------------------
 FRANCE (b)(h) 0.9%
--------------------------------------------------------------------------------

AXA
   2.500% due 01/01/2014                     EC         835              846
Caisse Autonome de Refinancement
   7.750% due 12/06/1999                     FF       1,100              180
Republic of France
   3.000% due 07/25/2009                              6,254            4,336
                                                                  -----------
Total France                                                           5,362
(Cost $5,661)                                                     ===========

--------------------------------------------------------------------------------
 GERMANY (b)(h) 15.1%
--------------------------------------------------------------------------------

Allgemeine Hypobank AG
   5.500% due 01/17/2007                     EC       2,290            2,479
   5.000% due 09/02/2009 (j)                          2,200            2,235
Barclays Capital Corp.
   3.246% due 12/20/2000                     DM       2,000            1,087
Depfa Pfandbriefbank
   0.000% due 01/15/2010 (j)                 EC      23,260           24,616
Dresdner Finance BV
   3.179% due 01/11/2000 (d)                 DM       1,000              545
Hypothekenbank in Essen AG
   4.750% due 08/11/2008 (j)                 EC       2,360            2,382
   4.250% due 07/06/2009                              8,460            8,135
Republic of Germany
   4.500% due 07/04/2009 (j)                         26,220           26,580
   6.500% due 07/04/2027 (j)                         14,170           16,338
Rheinische Hypothekenbank AG
   4.000% due 09/15/2006                     DK       3,440            3,427
                                                                  -----------
Total Germany                                                         87,824
                                                                  ===========
(Cost $89,292)

--------------------------------------------------------------------------------
 GREECE (b)(h) 0.6%
--------------------------------------------------------------------------------

Hellenic Finance
   2.000% due 07/15/2003                     EC       1,600            1,753
Hellenic Republic
  10.200% due 05/19/2003            (d)      GD     100,000              331
  10.180% due 06/17/2003                    (d)     107,400              355
  13.100% due 10/23/2003                    (d)     376,000            1,248
                                                                  -----------
Total Greece                                                           3,687
                                                                  ===========
(Cost $3,946)

--------------------------------------------------------------------------------
 ITALY (b)(h) 2.8%
--------------------------------------------------------------------------------

Republic of Italy
   4.500% due 05/01/2009            (j)      EC       3,710            3,731
   6.500% due 11/01/2027                    (j)      10,916           12,296
                                                                  -----------
Total Italy                                                           16,027
                                                                  ===========
(Cost $17,729)

34  See accompanying notes

                                                  Principal
                                                     Amount            Value
                                                     (000s)           (000s)
--------------------------------------------------------------------------------
 JAPAN (b)(h) 19.9%
--------------------------------------------------------------------------------

Government of Japan
   4.100% due 12/22/2003 (j)                 JY   4,063,000       $   43,341
   4.500% due 12/20/2004 (j)                      1,294,300           14,308
   4.000% due 06/20/2005 (j)                        141,300            1,540
   3.400% due 06/20/2005 (j)                      1,078,300           11,403
   3.000% due 09/20/2005                            925,000            9,591
   3.300% due 06/20/2006 (j)                      1,950,000           20,646
   0.900% due 12/22/2008 (j)                      1,375,700           11,973
SHL Corp. Limited
   0.493% due 10/25/2023 (d)                        172,022            1,617
   0.794% due 12/25/2024 (d)                         76,000              715
                                                                  -----------
Total Japan                                                          115,134
(Cost $108,539)                                                   ===========

--------------------------------------------------------------------------------
MEXICO (h) 2.5%
--------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior
   7.250% due 02/02/2004                      $         600              544
Petroleos Mexicanos
   8.850% due 09/15/2007                              1,040              946
   9.375% due 12/02/2008                              1,290            1,317
United Mexican States
   5.750% due 04/07/2000 (d)                          6,000            5,932
   8.750% due 05/30/2002                     BP         270              441
   6.768% due 06/27/2002 (d)                            670              660
  10.375% due 01/29/2003                     DM       2,575            1,511
   9.060% due 04/07/2004 (d)                  $       3,100            3,117
                                                                  -----------
Total Mexico                                                          14,468
(Cost $14,330)                                                    ===========

--------------------------------------------------------------------------------
NETHERLANDS (b)(h) 2.4%
--------------------------------------------------------------------------------

General  Motors Acceptance Corp.
   6.875% due 09/09/2004                     BP       2,780            4,500
GMAC International Finance BV
   7.125% due 02/10/2000                      $         744            1,226
KPNQWest BV
   7.125% due 06/01/2009                     EC       3,700            3,777
LBW Finance NV
   7.000% due 03/08/2000                      $       4,985            2,759
TPSA Finance BV
   7.750% due 12/10/2008                              1,470            1,430
                                                                  -----------
Total Netherlands                                                     13,692
(Cost $13,859)                                                    ===========

--------------------------------------------------------------------------------
 NEW ZEALAND (b)(h) 7.2%
--------------------------------------------------------------------------------

Commonwealth of New Zealand
  10.000% due 03/15/2002 (j)                 N$      59,280           33,317
   4.500% due 02/15/2016 (j)                  $      16,500            8,527
                                                                  -----------
Total New Zealand                                                     41,844
(Cost $43,726)                                                    ===========

--------------------------------------------------------------------------------
 PHILIPPINES (b)(h) 0.7%
--------------------------------------------------------------------------------

Republic of Philippines
   8.000% due 09/17/2004                     EC       2,420            2,658
   6.000% due 12/01/2009 (d)                  $       1,436            1,313
                                                                  -----------
Total Philippines                                                      3,971
(Cost $4,004)                                                     ===========

--------------------------------------------------------------------------------
 PORTUGAL (b)(h) 1.9%
--------------------------------------------------------------------------------

Portugal Government
   3.950% due 07/15/2009 (j)                 EC      11,770           11,157
                                                                  -----------
Total Portugal                                                        11,157
(Cost $10,913)                                                    ===========

--------------------------------------------------------------------------------
 SINGAPORE (b)(h) 2.2%
--------------------------------------------------------------------------------

Singapore Government
   4.375% due 10/15/2005                     S$      15,800            9,383
   4.375% due 01/15/2009                     S$       5,900            3,415
                                                                  -----------
Total Singapore                                                       12,798
(Cost $12,720)                                                    ===========

--------------------------------------------------------------------------------
 SOUTH KOREA (b)(h) 1.8%
--------------------------------------------------------------------------------

Korea Development Bank
   2.850% due 05/14/2001 (d)                 DM       7,310            3,892
   2.770% due 05/21/2001                     JY     400,000            3,820
   1.875% due 02/13/2002                             13,000              122
Korean Export-Import Bank
   7.250% due 06/25/2001                      $       1,945            1,930
   6.500% due 02/10/2002                                800              779
                                                                  -----------
Total South Korea                                                     10,543
(Cost $10,026)                                                    ===========

--------------------------------------------------------------------------------
 SPAIN (b)(h) 5.5%
--------------------------------------------------------------------------------

Kingdom of Spain
   5.150% due 07/30/2009 (j)                 EC      27,170           28,615
   6.000% due 01/31/2029 (j)                          3,123            3,341
                                                                  -----------
Total Spain                                                           31,956
(Cost $32,629)                                                    ===========

--------------------------------------------------------------------------------
 SUPRANATIONAL (b)(h) 9.0%
--------------------------------------------------------------------------------

Asian Development Bank
   5.375% due 09/15/2003                     A$      13,300            8,450
Eurofima
   5.625% due 11/25/1999                     FF       1,000              163
European Investment Bank
  12.750% due 02/15/2000                     IL   1,262,000              718
   7.000% due 12/08/2003                     BP       6,300           10,405
   6.000% due 11/26/2004 (j)                          1,500            2,390
   5.375% due 08/28/2007                     NK       2,400              295
Inter-American Development Bank
   7.125% due 11/26/2004                     BP       1,750            2,908
International Bank for Reconstruction & Development
   6.875% due 07/14/2000                     BP       2,500            4,135
   7.000% due 09/18/2000                     N$       6,400            3,346
   7.250% due 04/09/2001                              6,400            3,347
   7.000% due 06/07/2002                     BP       1,100            1,820
   7.250% due 05/27/2003                     N$      10,670            5,523
International Finance Corp.
   6.340% due 02/17/2000                     BP       4,965            8,183
World Bank
  10.250% due 04/11/2002                     PP      31,000              703
                                                                  -----------
Total Supranational                                                   52,386
(Cost $54,138)                                                    ===========

--------------------------------------------------------------------------------
 SWEDEN (b)(h) 0.4%
--------------------------------------------------------------------------------

Kingdom of Sweden
  13.000% due 06/15/2001                     SK      11,200            1,557
   5.500% due 04/12/2002 (j)                          6,100              758
                                                                  -----------
Total Sweden                                                           2,315
(Cost $2,412)                                                     ===========

--------------------------------------------------------------------------------
 TUNISIA (b)(h) 0.3%
--------------------------------------------------------------------------------

Banque Centrale De Tunisie
   7.500% due 08/06/2009                     EC       1,500            1,573
                                                                  -----------
Total Tunisia                                                          1,573
(Cost $1,524)                                                     ===========

--------------------------------------------------------------------------------
 UNITED KINGDOM (b)(h) 5.8%
--------------------------------------------------------------------------------

Abbey National Treasury Service
   5.250% due 01/21/2004                     BP       2,670            4,103
FCE Bank PLC
   7.500% due 12/08/1999                     DM       9,808            5,384
General Electric Capital Corp.
   6.750% due 12/30/1999                     BP       1,029            1,697
   9.000% due 02/14/2000                              1,157            1,922

                                                      See accompanying notes  35

Foreign Bond Fund
September 30, 1999 (Unaudited)
                                                  Principal
                                                     Amount            Value
                                                     (000s)           (000s)
--------------------------------------------------------------------------------
SCCR Series 1 Limited
   2.589% due 05/15/2000 (d)                 IL  15,380,000       $    8,454
United Kingdom Gilt
   8.500% due 12/07/2005 (j)                 BP       6,456           11,858
                                                                  -----------
Total United Kingdom                                                  33,418
(Cost $33,837)                                                    ===========

--------------------------------------------------------------------------------
 UNITED STATES (b)(h) 68.1%
--------------------------------------------------------------------------------

Asset-Backed Securities 7.1%
AFC Home Equity Loan Trust
   5.603% due 03/25/2027 (d)                  $       1,205            1,210
Americredit Automobile Receivable Trust
   5.880% due 12/05/2003                                250              249
Banc One Auto Grantor Trust
   6.270% due 11/20/2003                                623              624
   6.290% due 07/20/2004                                889              888
Bayview Financial Acquisition
   5.889% due 02/25/2029 (d)                            454              455
Chase Manhattan Grantor Trust
   6.610% due 09/15/2002                                457              459
Citibank Credit Card Master Trust
   5.279% due 05/15/2002                              1,200            1,200
Comed Transitional Funding Trust
   5.380% due 03/25/2002                                583              583
Contimortgage Home Equity Loan Trust
   6.370% due 10/15/2012 (d)                          2,092            2,088
   6.010% due 12/25/2013                             13,765           13,714
Daimler-Benz Vehicle Trust
   5.230% due 12/20/2001                              2,128            2,126
Emergent Home Equity Loan Trust
   6.745% due 05/15/2012                              1,019            1,018
EQCC Home Equity Loan Trust
   5.543% due 03/20/2029                                796              796
   5.770% due 03/20/2029                              3,992            3,995
First Security Auto Owner Trust
   5.311% due 04/15/2002                              1,528            1,526
Illinois Power Special Purpose Trust
   5.390% due 06/25/2002                                468              468
MBNA Master Credit Card Trust
   6.050% due 11/15/2002                              2,070            2,072
Nissan Auto Receivables Grantor Trust
   5.450% due 04/15/2004                              3,393            3,384
Premier Auto Trust
   6.250% due 08/06/2001                                908              909
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                              1,630            1,628
The Money Store Home Equity Trust
   6.490% due 10/15/2026                                460              454
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                              1,445            1,440
                                                                  -----------
                                                                      41,286
                                                                  ===========
Corporate Bonds & Notes 19.7%
AES Corp.
  10.250% due 07/15/2006                                394              396
Associates Corp. of North America
   5.596% due 08/27/2001 (d)                          5,000            4,987
AT&T Capital Corp.
   5.561% due 04/23/2002 (d)                            675              662
Bancomext Trust Division
   8.000% due 08/05/2003                                390              377
Beckman Instruments, Inc.
   7.100% due 03/04/2003                                344              334
Buckeye Technologies, Inc.
   8.000% due 10/15/2010                                394              361
Building Materials Corp.
   7.750% due 07/15/2005                                247              227
   8.000% due 10/15/2007                                267              245
Calpine Corp.
   7.875% due 04/01/2008                                485              464
Capital One Bank
   6.001% due 07/28/2003 (d)                         12,000           11,985
Century Communications Corp.
   0.000% due 03/15/2003                                537              380
CMS Energy
   8.125% due 05/15/2002                       $        385         $    386
CSC Holdings, Inc.
   9.875% due 04/01/2023                                385              399
CSFP Credit
   5.528% due 11/19/2004 (g)                         19,000           19,190
DaimlerChrysler NA Holdings
   5.748% due 08/23/2002 (d)                          3,900            3,891
Echostar DBS Corp.
   9.250% due 02/01/2006                                488              482
Flag Limited
   8.250% due 01/30/2008                                385              337
Ford Credit Auto Owner Trust
   5.810% due 03/15/2002                              8,000            7,985
Garden State Newspapers
   8.750% due 10/01/2009                                360              331
General Motors Acceptance Corp.
   5.619% due 12/10/2001 (d)                  $       2,000            1,991
   5.540% due 11/12/2002 (d)                          5,100            5,067
   5.560% due 04/05/2004 (d)                          9,760            9,726
Hollinger International Publishing
   8.625% due 03/15/2005                                294              291
Household Finance Corp.
   5.125% due 06/24/2009                     EC       4,900            4,841
J.P. Morgan & Co.
   5.459% due 02/15/2012                      $       5,500            4,821
Jones Intercable, Inc.
   8.875% due 04/01/2007                                427              445
K Mart Corp.
   9.350% due 01/02/2020                                406              436
Lehman Brothers Holdings, Inc.
   5.733% due 02/27/2001 (d)                          4,900            4,907
   5.824% due 11/30/2006 (d)                          1,000              875
McLeodUSA, Inc.
   8.125% due 02/15/2009                                585              547
Merrill Lynch & Co.
   5.393% due 11/01/2001 (d)                          6,830            6,809
MGM Grand, Inc.
   6.950% due 02/01/2005                                180              169
Navistar International Corp.
   8.000% due 02/01/2008                                329              320
Orange PLC
   8.000% due 08/01/2008                                294              284
Polymer Group, Inc.
   9.000% due 07/01/2007                                329              314
Rogers Cantel, Inc.
   8.300% due 10/01/2007                                385              402
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002                             12,738           12,400
Silgan Holdings, Inc.
   9.000% due 06/01/2009                                335              319
Sprint Corp.
   5.875% due 05/01/2004                                690              662
Texas Utilities Co.
   6.438% due 09/24/2001                              2,600            2,600
TV Guide, Inc.
   8.125% due 03/01/2009                                335              317
Unisys Corp.
  12.000% due 04/15/2003                                485              526
World Color Press, Inc.
   8.375% due 11/15/2008                                206              199
                                                                  -----------
                                                                     112,687
                                                                  ===========
Mortgage-Backed Securities 12.4%
Bank of America Mortgage Securities
   6.500% due 05/25/2029                                314              302
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                              3,213            3,206
Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                              3,801            3,789
   6.500% due 03/25/2029                                140              128
Crusade Global Trust
   5.844% due 02/15/2030 (d)                         14,400           14,400
Federal Home Loan Mortgage Corp.
   6.000% due 03/15/2008                              1,003              996
   9.050% due 06/15/2019                                 73               76

36 See accompanying notes

                                                  Principal
                                                     Amount            Value
                                                     (000s)           (000s)
----------------------------------------------------------------------------

   6.500% due 09/15/2022                      $         156       $      155
   6.811% due 06/01/2022 (d)                          1,520            1,563
   7.091% due 08/01/2022 (d)                            928              948
Federal National Mortgage Assn.
   5.500% due 02/25/2005                                104              104
   6.903% due 07/01/2021 (d)                          1,010            1,041
   7.043% due 11/01/2022 (d)                          1,217            1,253
   6.559% due 01/01/2023 (d)                          1,493            1,535
   6.599% due 01/01/2023 (d)                          2,066            2,120
   6.923% due 08/01/2023 (d)                          1,173            1,205
GE Capital Mortgage Services, Inc.
   6.250% due 07/25/2029                                500              485
General Electric Capital Corp.
   5.125% due 01/12/2004                              6,230            9,550
Government National Mortgage Assn.
   6.125% due 11/20/2021-12/20/2026 (d)(e)           13,105            6,977
   6.375% due 05/20/2022-04/20/2027 (d)(e)            5,660            2,902
   6.625% due 07/20/2022-09/20/2026 (d)(e)           25,636           13,331
   7.000% due 11/22/2029                              1,200            1,176
Independent National Mortgage Corp.
   7.729% due 11/25/2024 (d)                             44               44
Morgan Stanley Mortgage
   8.150% due 07/20/2021                                  2                2
Prudential Home Mortgage Securities
   6.800% due 05/25/2024                                431              382
Residential Funding Mortgage Securities, Inc.
   6.500% due 06/25/2029                              1,196            1,001
Structured Asset Mortgage Investments, Inc.
   6.584% due 06/25/2029 (d)                          3,279            3,195
                                                                  -----------
                                                                      71,866
                                                                  ===========
U.S. Government Agencies 13.0%
Federal Home Loan Bank
   6.000% due 05/12/2000 (d)                         24,600           24,277
   4.842% due 02/15/2002 (d)                         14,000           13,672
Federal National Mortgage Assn.
   6.500% due 07/10/2002                     A$      16,100           10,654
   6.875% due 06/07/2002 (j)                 BP      10,230           16,898
   7.250% due 06/20/2002 (j)                 N$      14,850            7,744
   5.500% due 12/07/2003 (j)                 BP         700            1,099
Student Loan Marketing Assn.
   5.225% due 04/25/2004 (d)                  $         374              373
   5.195% due 10/25/2004 (d)                            834              832
                                                                  -----------
                                                                      75,549
                                                                  ===========
U.S. Treasury Obligations 15.9%
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (f)(j)                      82,272           81,758
U.S. Treasury Bonds
  12.500% due 08/15/2014 (j)                          6,710            9,719
U.S. Treasury Notes
   5.500% due 02/29/2000                                790              791
                                                                      92,268
                                                                  -----------
Total United States                                                  393,656
(Cost $395,384)                                                   ===========

--------------------------------------------------------------------------------
 PURCHASED CALL OPTIONS (b)(h) 1.1%
--------------------------------------------------------------------------------
Japanese Yen vs. Euro (OTC)
    Strike @114.000 Exp. 12/22/1999  EC              52,900              959
Republic of Germany (OTC)
   4.750% due 07/04/2028
    Strike @ 65.000 Exp. 01/18/2000                   9,940            2,172
United Kingdom Gilt (OTC)
   8.000% due 06/10/2003
    Strike @ 95.000 Exp. 02/16/2000  BP              18,720            3,030
                                                                  -----------
Total Purchased Call Options                                           6,161
(Cost $5,728)                                                     ===========

--------------------------------------------------------------------------------
 PURCHASED PUT OPTIONS 3.6%
--------------------------------------------------------------------------------
Interest Rate Swap (OTC)
    Strike @ 6.280% Exp. 04/29/2002                $  9,000            1,033
Japanese Yen vs. Euro (OTC)
    Strike @ 125.000 Exp. 10/15/1999                  8,350                1
Japanese Yen vs. U.S. Dollar (OTC)
    Strike @ 120.000 Exp. 10/15/1999                 12,300                0
Japanese Yen vs. U.S. Dollar (OTC)
    Strike @ 120.000 Exp. 10/15/1999                  8,200                0
U.S. Treasury Note (OTC)
   5.250% due 05/31/2001
    Strike @ 102.359 Exp. 12/06/1999                119,800            3,430
U.S. Treasury Note (OTC)
   5.625% due 05/15/2008
Strike @ 108.812 Exp. 12/06/1999                     83,500            9,685
U.S. Tresury Bond (OTC)
   5.500% due 08/15/2028
    Strike @ 105.406 Exp. 10/01/1999                 13,060            2,058
United Kingdom Gilt (OTC)
   6.000% due 12/07/2028
    Strike @ 160.000 Exp. 02/10/2000                  3,900            2,565
United Kingdom Gilt (OTC)
   8.000% due 06/07/2021
    Strike @ 170.000 Exp. 01/18/2000                  4,680            2,314
                                                                  -----------
Total Purchased Put Options                                           21,086
(Cost $21,137)                                                    ===========

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 1.5%
--------------------------------------------------------------------------------
Certificates of Deposit 1.1%
Commerzbank AG
   6.200% due 05/10/2000 (d)                          6,550            6,500
                                                                  -----------
Commercial Paper 0.3%
Bellsouth Telecom
   5.350% due 10/13/1999                              1,500            1,497
                                                                  -----------
Repurchase Agreement 0.1%
State Street Bank
   4.800% due 10/01/1999                                868              868
   (Dated 09/30/1999. Collateralized by Federal
   National Mortgage Association
   6.000% 07/16/2001 valued at $885,922.
   Repurchase proceeds are $868,116.)
                                                                  -----------
Total Short-Term Instruments                                           8,865
(Cost $8,915)                                                     ===========

Total Investments (a) 172.5%                                      $  999,720
(Cost $1,006,965)

Written Options (c) (0.2%)                                            (1,416)
(Premiums $1,124)

Other Assets and Liabilities (Net) (72.3%)                          (418,784)
                                                                  -----------
Net Assets 100.0%                                                 $  579,520
                                                                  ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                         $   13,096

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                          (20,341)
                                                                  -----------
Unrealized depreciation-net                                       $   (7,245)
                                                                  ===========

                                                       See accompanying notes 37

Foreign Bond Fund
September 30, 1999 (Unaudited)


(b) Foreign forward currency contracts outstanding at September 30, 1999:

                     Principal
                        Amount                         Unrealized
                    Covered by      Settlement      Appreciation/
Type    Currency      Contract          Month      (Depreciation)
------------------------------------------------------------------

Buy           A$         1,741         10/1999      $          17
Sell                    16,763         10/1999               (139)
Buy           BP         3,431         10/1999                  6
Sell                    37,678         10/1999               (307)
Sell                     2,880         11/1999                  2
Buy           C$         1,420         10/1999                 11
Sell                    20,030         10/1999               (167)
Sell          DK       190,745         10/1999               (660)
Buy                     55,805         11/1999                 47
Sell                   174,832         11/1999               (220)
Buy                     14,910         01/2000                 25
Sell                    34,382         01/2000                 28
Buy                     50,957         02/2000                175
Sell                    29,447         02/2000                (66)
Buy           EC         8,102         10/1999                 61
Sell                    65,364         10/1999               (645)
Buy                     24,814         11/1999                506
Sell                    19,489         11/1999               (445)
Sell                     1,929         01/2000                (61)
Sell                     1,154         02/2000                  9
Sell                       804         03/2000                (17)
Sell          GD       721,432         01/2000                (41)
Sell          H$       203,800         02/2000                (84)
Sell                   121,638         09/2000                 (2)
Sell          JY        26,093         10/1999                  2
Buy                    356,240         02/2000                (78)
Sell                 1,589,804         02/2000               (316)
Sell          N$        33,013         10/1999                841
Sell                    39,773         11/1999                 68
Sell          NK         5,691         10/1999                 (1)
Buy                      1,631         02/2000                  6
Buy           PZ        14,184         01/2000               (142)
Buy                      8,320         02/2000                (69)
Buy                      6,300         03/2000                  8
Sell          S$        21,466         02/2000                (39)
Buy           SK        47,900         10/1999                 66
Sell                    12,917         10/1999                  6
                                                    --------------
                                                    $      (1,615)
                                                    ==============

(c) Premiums received on written options:

                                                       # of
Type                                              Contracts   Premium   Value
-----------------------------------------------------------------------------

Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 120.000 Exp. 11/20/1999                     247  $    135 $    27
Put - CBOT U.S. Treasury Bond December Futures
   Strike @ 110.000 Exp. 11/20/1999                     247        87      81
Put - OTC U.S. Treasury Note
   5.250% due 05/2004
   Strike @ 95.469 Exp. 10/15/1999                    3,500        14       0
Put - OTC Japanese Yen vs. US Dollar
   Strike @ 120.000 Exp. 10/15/1999                   8,200        45       0
Put - OTC Japanese Yen vs. Eurodollar
   Strike @ 125.000 Exp. 10/15/1999                   8,350       118       1
Put - OTC Eurodollar vs. Japanese Yen
   Strike @ 112.000 Exp. 11/26/1999                   6,300        86     108
Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.280% Exp. 04/29/2000                   16,000       634   1,194
Put - LIFFE EURIBOR September Futures
   Strike @ 96.000 Exp. 09/18/2000                    6,300         5       5
                                                            ------------------
                                                            $   1,124  $1,416
                                                            ==================

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Restricted security.

(h) Principal amount denoted in indicated currency:

       A$ - Australian Dollar
       BF - Belgian Franc
       BP - British Pound
       C$ - Canadian Dollar
       DK - Danish Krone
       DM - German Mark
       EC - European Currency Unit
       FF - French Franc
       GD - Greek Drachma
       H$ - Hong Kong Dollar
       IL - Italian Lira
       JY - Japanese Yen
       N$ - New Zealand Dollar
       NK - Norwegian Kron
       PP - Philippines Peso
       PZ - Polish Zloty
       S$ - Singapore Dollar
       SK - Swedish Krona

(i) Swap agreements outstanding at September 30, 1999:

                                                   Notional        Unrealized
Type                                                 Amount      Appreciation
--------------------------------------------------------------------------------
Receive fixed rate equal to 6.949% and
pay floating rate based on 6 month LIBOR.

Broker: Merrill Lynch
Exp. 08/06/2003                                $     28,900        $      109

(j) Subject to a financing transaction.

38  See accompanying notes

Schedule of Investments
Global Bond Fund II
September 30, 1999 (Unaudited)

                                                  Principal
                                                     Amount            Value
                                                     (000s)           (000s)
--------------------------------------------------------------------------------
ARUBA 0.5%
--------------------------------------------------------------------------------
Sanwa Finance Aruba AEC
   8.350% due 07/15/2009                      $         200    $         205
                                                               --------------
Total Aruba                                                              205
                                                               ==============
(Cost $200)

--------------------------------------------------------------------------------
 AUSTRALIA (c)(f) 1.1%
--------------------------------------------------------------------------------

Bankers Trust Australia
   5.366% due 06/02/2008 (d)                  $         300              295
Commonwealth of Australia
   9.000% due 09/15/2004                     A$         140              104
   9.500% due 08/15/2003 (i)                            100               74
                                                               --------------
Total Australia                                                          473
                                                               ==============
(Cost $484)

--------------------------------------------------------------------------------
 BELGIUM 0.4%
--------------------------------------------------------------------------------

Kingdom of Belgium
   6.750% due 11/21/2004 (d) (i)             BF       5,800              166
                                                               --------------
Total Belgium                                                            166
                                                               ==============
(Cost $190)

--------------------------------------------------------------------------------
 BULGARIA 0.5%
--------------------------------------------------------------------------------

Republic of Bulgaria
   6.500% due 07/28/2011 (d)                 EC          40               28
   2.750% due 07/28/2012 (d)                  $         303              190
                                                               --------------
Total Bulgaria                                                           218
                                                               ==============
(Cost $222)

--------------------------------------------------------------------------------
 CANADA (c)(f) 4.2%
--------------------------------------------------------------------------------

Beneficial Canada, Inc.
   6.350% due 04/01/2002                     C$         230              158
Commonwealth of Canada
   6.625% due 10/03/2007                     N$       1,410              682
   6.000% due 06/01/2008 (i)                 C$         880              609
Export Development Corp.
   6.500% due 12/21/2004                     N$         693              343
                                                               --------------
Total Canada                                                           1,792
                                                               ==============
(Cost $1,874)

--------------------------------------------------------------------------------
 CAYMAN ISLANDS 0.9%
--------------------------------------------------------------------------------

Banco Nacional de Comercio Exterior, S.N.C.
   5.300% due 09/21/2000                     JY      10,000               97
Residential Reinsurance
   9.163% due 06/01/2000 (d)                  $         300              299
                                                               --------------
Total Cayman Islands                                                     396
                                                               ==============
(Cost $386)

--------------------------------------------------------------------------------
 DENMARK (c)(f) 4.4%
--------------------------------------------------------------------------------

Danske Kredit Mortgage
   5.000% due 10/01/2029                     DK       7,573              924
Kingdom of Denmark
   6.000% due 11/15/2002 (i)                          3,100              463
Nykredit
   5.000% due 10/01/2029                                 35                4
Realkredit Danmark Mortgage
   5.000% due 10/01/2029                                 30                4
Unikredit Realkredit
   5.000% due 10/01/2029                              4,238              517
                                                               --------------
Total Denmark                                                          1,912
                                                               ==============
(Cost $2,062)

--------------------------------------------------------------------------------
 FRANCE 0.9%
--------------------------------------------------------------------------------

AXA
   2.500% due 01/01/2014                     EC          62               61
Republic of France
   3.000% due 07/25/2009 (j)                            455              316
                                                               --------------
Total France                                                             377
                                                               ==============
(Cost $400)

--------------------------------------------------------------------------------
 GERMANY 12.5%
--------------------------------------------------------------------------------

Allgemeine Hypobank AG
   5.500% due 01/17/2007                     EC         120              130
   5.000% due 09/02/2009                                100              102
Depfa Pfandbriefbank
   3.750% due 01/15/2009                                100               93
   5.500% due 01/15/2010                              1,370            1,450
Hypothekenbank In Essen AG
   4.750% due 08/11/2008                                190              192
   4.250% due 07/06/2009                                510              490
Republic of Germany
   4.500% due 07/04/2009                              1,939            1,966
Rheinische Hypothekenbank AG
   4.000% due 09/15/2006                                290              289
   5.000% due 04/16/2008                                260              269
Treuhandanstalt
   7.500% due 09/09/2004                                310              371
                                                              ---------------
Total Germany                                                          5,352
                                                              ===============
(Cost $5,316)

--------------------------------------------------------------------------------
 GREECE (c)(f) 0.3%
--------------------------------------------------------------------------------

Hellenic Republic
  10.180% due 06/17/2003 (d)                 GD       7,400               24
  13.100% due 10/23/2003 (d)                         33,600              112
                                                              ---------------
Total Greece                                                             136
                                                              ===============
(Cost $159)

--------------------------------------------------------------------------------
 ITALY 2.0%
--------------------------------------------------------------------------------

Republic of Italy
   4.500% due 05/01/2009 (i)                 EC         340              342
   6.500% due 11/01/2027 (i)                            460              518
                                                              ---------------
Total Italy                                                              860
                                                              ===============
(Cost $932)

--------------------------------------------------------------------------------
 JAPAN (c)(f) 8.6%
--------------------------------------------------------------------------------

Government of Japan
   4.500% due 12/20/2004 (i)                 JY      68,700              759
   3.400% due 06/20/2005 (i)                         28,000              296
   4.000% due 06/20/2005 (i)                         11,000              120
   3.000% due 09/20/2005                             74,000              767
   3.300% due 06/20/2006 (i)                        145,000            1,535
   0.900% due 12/22/2008 (i)                          5,700               50
SHL Corporation Limited
   0.493% due 10/25/2023 (d)                         11,578              109
   0.794% due 12/25/2024 (d)                          5,000               47
                                                              ---------------
Total Japan                                                            3,683
                                                              ===============
(Cost $3,564)

--------------------------------------------------------------------------------
 MEXICO 2.6%
--------------------------------------------------------------------------------

Banco Nacional de Comercio Exterior
   7.250% due 02/02/2004                      $         110              100
Petroleos Mexicanos
   8.850% due 09/15/2007                                140              127
   9.375% due 12/02/2008                                190              194
United Mexican States
   8.750% due 05/30/2002                     BP         150              245
   6.768% due 06/27/2002 (d)                            130              128
  10.375% due 01/29/2003                     DM         200              117
   9.060% due 04/07/2004 (d)                  $         200              201
                                                              ---------------
Total Mexico                                                           1,112
                                                              ===============
(Cost $1,093)

--------------------------------------------------------------------------------
 NETHERLANDS 1.1%
--------------------------------------------------------------------------------

Deutsche Bank Financial
   5.218% due 12/17/2003 (d)                  $         200              200
KPNQWest BV
   7.125% due 06/01/2009                     EC         250              255
                                                              ---------------
Total Netherlands                                                        455
                                                              ===============
(Cost $462)

                                                      See accompanying notes  39

Global Bond Fund II
September 30, 1999 (Unaudited)                    Principal
                                                     Amount           Value
                                                     (000s)          (000s)
--------------------------------------------------------------------------------
 NEW ZEALAND (c)(f) 4.7%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
  10.000% due 03/15/2002 (i)                 N$       2,500   $       1,405
   4.500% due 02/15/2016                              1,200             620
                                                              --------------
Total New Zealand                                                     2,025
(Cost $2,126)                                                 ==============

--------------------------------------------------------------------------------
 PHILIPPINES 0.7%
--------------------------------------------------------------------------------
Republic of Philippines
   8.000% due 09/17/2004                     EC         170             187
   6.000% due 12/01/2009 (d)                  $         109             100
                                                              --------------
Total Philippines                                                       287
(Cost $289)                                                   ==============

--------------------------------------------------------------------------------
 PORTUGAL 0.4%
--------------------------------------------------------------------------------
Portugal Government
   3.950% due 07/15/2009                     EC         200             190
                                                              --------------
Total Portugal                                                          190
(Cost $185)                                                   ==============

--------------------------------------------------------------------------------
 SINGAPORE (c)(f) 2.2%
--------------------------------------------------------------------------------
Singapore Government
   4.375% due 10/15/2005                     S$       1,300             771
   4.375% due 01/15/2009                                300             174
                                                              --------------
Total Singapore                                                         945
(Cost $940)                                                   ==============

--------------------------------------------------------------------------------
 SOUTH KOREA 1.7%
--------------------------------------------------------------------------------
Korea Development Bank
   2.850% due 05/14/2001 (d)                 DM         440             234
   1.875% due 02/13/2002                     JY      25,000             235
Korean Export-Import Bank
   7.250% due 06/25/2001                      $         260             258
                                                              --------------
Total South Korea                                                       727
(Cost $698)                                                   ==============

--------------------------------------------------------------------------------
 SPAIN 3.6%
--------------------------------------------------------------------------------
Kingdom of Spain
   5.150% due 07/30/2009                     EC       1,390           1,464
   6.000% due 01/31/2029 (i)                             97             104
                                                              --------------
Total Spain                                                           1,568
(Cost $1,600)                                                 ==============

--------------------------------------------------------------------------------
 SUPRANATIONAL (c)(f) 8.7%
--------------------------------------------------------------------------------
Asian Development Bank
   5.375% due 09/15/2003                     A$       1,000             635
European Investment Bank
   7.000% due 12/08/2003                     BP         400             661
   5.375% due 08/28/2007                     NK         500              61
Inter-American Development Bank
   7.125% due 11/26/2004                     BP          80             133
International Bank for Reconstruction & Development
   6.875% due 07/14/2000                                200             331
   7.000% due 09/18/2000                     N$         500             261
   7.250% due 04/09/2001                              1,376             720
   7.000% due 06/07/2002                     BP         100             165
   7.250% due 05/27/2003                     N$         890             461
World Bank
   7.250% due 01/16/2002                                480             251
  10.250% due 04/11/2002                     PP       2,000              45
                                                              --------------
Total Supranational                                                   3,724
(Cost $3,845)                                                 ==============

--------------------------------------------------------------------------------
 SWEDEN (c)(f) 0.4%
--------------------------------------------------------------------------------
Kingdom of Sweden
  13.000% due 06/15/2001                     SK         900             125
   5.500% due 04/12/2002 (i)                            400              50
                                                              --------------
Total Sweden                                                            175
(Cost $183)                                                   ==============

--------------------------------------------------------------------------------
 TUNISIA 0.2%
--------------------------------------------------------------------------------
Banque Centrale De Tunisie
   7.500% due 08/06/2009                     EC         100             105
                                                              --------------
Total Tunisia                                                           105
(Cost $102)                                                   ==============

--------------------------------------------------------------------------------
 UNITED KINGDOM (c)(f) 2.7%
--------------------------------------------------------------------------------
Equitable
   8.000% due 08/29/2049 (d)                 BP         700           1,152
                                                              --------------
Total United Kingdom                                                  1,152
(Cost $1,169)                                                 ==============

--------------------------------------------------------------------------------
 UNITED STATES 69.9%
--------------------------------------------------------------------------------
Asset-Backed Securities 8.1%
AFC Home Equity Loan Trust
   5.693% due 12/22/2027 (d)                  $         108             106
Banc One Auto Grantor Trust
   6.270% due 11/20/2003                                 30              30
Chase Manhattan Grantor Trust
   6.610% due 09/15/2002                                 37              37
Comed Transitional Funding Trust
   5.380% due 03/25/2002                                 48              48
Conti Mortgage Home Equity Loan Trust
   6.010% due 12/25/2013                                486             484
Daimler-Benz Vehicle Trust
   5.230% due 12/20/2001                                170             170
Emergent Home Equity Loan Trust
   6.745% due 05/15/2012                                 62              62
First Security Auto Owner Trust
   5.311% due 04/15/2002                                764             763
Illinois Power Special Purpose Trust
   5.390% due 06/25/2002                                 39              39
Nissan Auto Receivables Grantor Trust
   5.450% due 04/15/2004                                120             120
Premier Auto Trust
   6.250% due 08/06/2001                                182             182
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                                110             110
Residential Asset Securities Corp.
   5.479% due 12/25/2013 (d)                            307             307
Salomon Brothers Mortgage Securities
   5.960% due 11/10/2029                                200             200
The Money Store Home Equity Trust
   6.490% due 10/15/2026                                 30              30
United Panam Mortgage Loan Asset Backed Certificate
   5.830% due 09/25/2029                                680             680
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                107             107
                                                              --------------
                                                                      3,475
                                                              ==============
Corporate Bonds & Notes 16.9%
AES Corp.
  10.250% due 07/15/2006                                 20              20
Associates Corp. of North America
   5.596% due 08/27/2001 (d)                            400             399
Bancomext Trust Division
   8.000% due 08/05/2003                                 70              68
Beckman Instruments, Inc.
   7.100% due 03/04/2003                                 22              21
Buckeye Technologies, Inc.
   8.000% due 10/15/2010                                 20              18
Building Materials Corp.
   7.750% due 07/15/2005                                 12              11
   8.000% due 10/15/2007                                 12              11
Calpine Corp.
   7.875% due 04/01/2008                                 26              25

40 See accompanying notes

                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
----------------------------------------------------------------------------
Century Communications Corp.
   0.000% due 03/15/2003                      $          26   $          18
CMS Energy
   8.125% due 05/15/2002                                 26              26
CSC Holdings, Inc.
   9.875% due 04/01/2023                                 26              27
CSFP Credit
   5.528% due 11/19/2004 (h)                          1,750           1,768
DaimlerChrysler NA Holdings
   5.748% due 08/23/2002 (d)                            420             419
Echostar Communications Corp.
   9.250% due 02/01/2006                                 26              26
Flag Limited
   8.250% due 01/30/2008                                 26              23
Garden State Newspapers
   8.750% due 10/01/2009                                 16              15
General Motors Acceptance Corp.
   5.560% due 04/05/2004 (d)                          1,040           1,036
Hewlett-Packard Finance
   5.625% due 11/20/2000                     DM         100              56
Hollinger International Publishing
   8.625% due 03/15/2005                      $          20              20
Jones Intercable, Inc.
   8.875% due 04/01/2007                                 26              27
K Mart Corp.
   9.350% due 01/02/2020                                 26              28
Lehman Brothers Holdings, Inc.
   6.110% due 07/15/2002 (d)                            400             400
McLeodUSA, Inc.
   8.125% due 02/15/2009                                 26              24
Merrill Lynch & Co.
   5.393% due 11/01/2001 (d)                            510             508
MGM Grand, Inc.
   6.950% due 02/01/2005                                 10               9
Navistar International Corp.
   8.000% due 02/01/2008                                 16              16
Orange PLC
   8.000% due 08/01/2008                                 20              19
Polymer Group, Inc.
   9.000% due 07/01/2007                                 16              15
Rogers Cantel, Inc.
   8.300% due 10/01/2007                                 26              27
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (f)                          1,408           1,371
Silgan Holdings, Inc.
   9.000% due 06/01/2009                                 16              15
Sprint Corp.
   5.875% due 05/01/2004                                 50              48
TCI Communications, Inc.
   6.185% due 04/01/2002 (d)                            300             305
Tennessee Valley Authority
   3.375% due 01/15/2007                                179             165
Texas Utilities Co.
   6.438% due 09/24/2001                                200             200
TV Guide, Inc.
   8.125% due 03/01/2009                                 16              15
Unisys Corp.
  12.000% due 04/15/2003                                 26              28
World Color Press, Inc.
   8.375% due 11/15/2008                                 10              10
                                                              --------------
                                                                      7,237
                                                              ==============
Mortgage-Backed Securities 11.8%
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                                239             239
Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                                286             286
   6.500% due 03/25/2029                                 10               9
Crusade Global Trust
   5.844% due 02/15/2030 (d)                          1,100           1,100
Federal National Mortgage Assn.
   5.500% due 02/25/2005                                  7               7
   7.000% due 02/25/2020                                130             130
Government National Mortgage Assn.
   6.125% due 11/20/2021-12/20/2026 (d)(e)            1,174             617
   6.625% due 07/20/2022-09/20/2026 (d)(e)            1,785           1,301
   6.500% due 10/21/2029                                100              96
   7.000% due 10/21/2029                                980             962
   7.500% due 10/21/2029                                 80              80
Structured Asset Mortgage Investments, Inc.
   6.584% due 06/25/2029 (d)                            229             223
                                                              --------------
                                                                      5,050
                                                              ==============
U.S. Government Agencies 11.6%
Federal Home Loan Bank
   6.000% due 05/12/2000 (d)                          1,600           1,579
Federal National Mortgage Assn.
   7.250% due 06/20/2002 (i)                 N$         340             177
   6.500% due 07/10/2002 (i)                 A$         200             132
   6.500% due 04/29/2009 (i)                  $         700             670
Student Loan Marketing Assn.
   5.257% due 10/25/2007 (d)                            900             897
   5.495% due 04/25/2007 (d)                          1,561           1,558
                                                              --------------
                                                                      5,013
                                                              ==============
U.S. Treasury Obligations 21.5%
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (i)(j)               $       5,204           5,171
   3.625% due 07/15/2002 (i)(j)                       2,082           2,069
U.S. Treasury Bonds
  12.500% due 08/15/2014                                830           1,202
U.S. Treasury Notes
   5.500% due 02/29/2000 (b)                            100             100
   6.000% due 08/15/2004                                680             687
                                                              --------------
                                                                      9,229
                                                              --------------
Total United States                                                  30,004
(Cost $30,117)                                                ==============
----------------------------------------------------------------------------
 PURCHASED CALL OPTIONS 1.1%
----------------------------------------------------------------------------
Japanese Yen vs. Euro (OTC)
    Strike @ 114.000 Exp. 12/22/1999         EC       3,700              67
Republic of Germany (OTC)
   4.750% due 07/04/2028
    Strike @ 65.000 Exp. 01/18/2000                     710             155
United Kingdom Gilt (OTC)
   8.000% due 06/10/2003
    Strike @ 95.000 Exp. 02/16/2000          BP       1,440             233
                                                              --------------
Total Purchased Call Options                                            455
(Cost $425)                                                   ==============
----------------------------------------------------------------------------
 PURCHASED PUT OPTIONS 1.1%
----------------------------------------------------------------------------
Interest Rate Swap (OTC)
    Strike @ 6.280% Exp. 04/29/2002           $         600              69
Japanese Yen vs. Euro (OTC)
    Strike @ 125.000 Exp. 10/15/1999                    590               0
Japanese Yen vs. U.S. Dollar (OTC)
    Strike @ 120.000 Exp. 10/15/1999                  1,500               0
U.S. Treasury Bond (OTC)
   5.500% due 08/15/2028
    Strike @ 105.406 Exp. 10/01/1999                    380              60
United Kingdom Gilt (OTC)
   6.000% due 12/07/2028
    Strike @ 160.000 Exp. 02/10/2000                    300             197
United Kingdom Gilt (OTC)
   8.000% due 06/07/2021
   Strike @ 170.000 Exp. 01/18/2000                     340             168
                                                              --------------
Total Purchased Put Options                                             494
(Cost $460)                                                   ==============
----------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 6.0%
----------------------------------------------------------------------------
Certificates of Deposit 1.6%
Commerzbank AG
   6.200% due 05/10/2000 (d)                            680             675
                                                              --------------
Commercial Paper 3.3%
American Express
   5.340% due 10/27/1999                                500             498

                                                       See accompanying notes 41

Global Bond Fund II
September 30, 1999 (Unaudited)
                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
----------------------------------------------------------------------------
General Electric Capital Corp.
   5.300% due 10/05/1999                      $         100   $         100
Procter & Gamble Co.
   5.280% due 10/20/1999                                800             798
                                                              --------------
                                                                      1,396
                                                              ==============
Repurchase Agreement 1.1%
State Street Bank
    4.800% due 10/01/1999                               482             482
    (Dated 09/30/1999. Collateralized by Federal
    National Mortgage Association
    5.650% 04/28/2000 valued at $496,509.
    Repurchase proceeds are $482,064.)
                                                              --------------
Total Short-Term Instruments                                          2,553
(Cost $2,558)                                                 ==============

Total Investments (a) 143.4%                                  $      61,541
(Cost $62,041)

Written Options (c) (0.2%)                                             (101)
(Premiums $90)

Other Assets and Liabilities (Net) (43.2%)                          (18,536)
                                                              --------------
Net Assets 100.0%                                             $      42,904
                                                              ==============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                     $         421

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                            (921)
                                                              --------------
Unrealized depreciation-net                                   $        (500)
                                                              ==============
(b) Securities with an aggregate market value of $100 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1999:

                                                       # of      Unrealized
Type                                              Contracts    Appreciation
----------------------------------------------------------------------------
United Kingdom 90 Day LIBOR (09/2000)                     2               1
United Kingdom 90 Day LIBOR (12/2000)                     2               1
United Kingdom 90 Day LIBOR (03/2001)                     2               2
United Kingdom 90 Day LIBOR (06/2001)                     2               1
                                                              --------------
                                                              $           4
                                                              ==============
(c) Foreign forward currency contracts outstanding at September 30, 1999:

                             Principal
                                Amount                          Unrealized
                            Covered by       Settlement      Appreciation/
Type      Currency            Contract            Month     (Depreciation)
---------------------------------------------------------------------------
Buy             A$                 126          10/1999                  1
Sell                             1,232          10/1999                (11)
Buy             BP                 205          10/1999                  0
Sell                             2,052          10/1999                (13)
Sell                               205          11/1999                  0
Buy             C$                  24          10/1999                  0
Sell                               352          10/1999                 (3)
Sell            DK              14,360          10/1999                (37)
Buy                              3,686          11/1999                  3
Sell                             9,111          11/1999                (11)
Buy                              2,031          01/2000                  1
Sell                             3,803          01/2000                  1
Buy                              2,373          02/2000                  8
Sell                             1,639          02/2000                 (4)
Buy             EC               1,159          10/1999                 18
Sell                             1,604          10/1999                (13)
Buy                              1,795          11/1999                 37
Sell                             1,619          11/1999                (35)
Sell                               151          01/2000                 (5)
Sell                                84          02/2000                  1
Sell                                62          03/2000                 (1)
Sell            GD              50,518          01/2000                 (3)
Sell            H$              15,000          02/2000                 (6)
Sell                             8,953          09/2000                  0
Sell            JY              59,128          02/2000                (17)
Buy             N$                 474          10/1999                 (1)
Sell                             2,730          10/1999                 15
Sell                             3,726          11/1999                 23
Sell            NK                 315          10/1999                  0
Sell                               227          02/2000                 (1)
Buy             PZ               1,047          01/2000                (10)
Buy                                600          02/2000                 (5)
Buy                                480          03/2000                  1
Sell            S$               1,591          02/2000                 (3)
Buy             SK               3,500          10/1999                  5
Sell                             1,152          10/1999                  1
                                                              -------------
                                                              $        (64)
                                                              =============
(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Securities are grouped by coupon or range of coupons and represent a range of securities.

(f) Principal amount denoted in indicated currency:

       A$ - Australian Dollar
       BP - British Pound
       C$ - Canadian Dollar
       DK - Danish Krone
       EC - European Currency Unit
       GD - Greek Drachma
       H$ - Hong Kong Dollar
       JY - Japanese Yen
       N$ - New Zealand Dollar
       NK - Norwegian Kron
       PZ - Polish Zloty
       S$ - Singapore Dollar
       SK - Swedish Krona

42 See accompanying notes

-----------------------------------------------------------------------------
(g) Premium received on written options:

                                           # of
Type                                  Contracts         Premium       Value
-----------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 120.000 Exp. 11/20/1999          18    $     11       $       2
Put - CBOT U.S. Treasury Bond December Futures
   Strike @ 110.000 Exp. 11/20/1999          18           6               6
Put - OTC U.S.Treasury Note
   5.250% due 05/2004
   Strike @ 95.469 Exp. 10/15/1999          300           1               0
Put - OTC Japanese Yen vs. US Dollar
   Strike @ 120.000 Exp. 10/15/1999         600           3               0
Put - OTC Japanese Yen vs. Eurodollar
   Strike @ 125.000 Exp. 10/15/1999         590           8               0
Put - OTC Eurodollar vs. Japanese Yen
   Strike @ 112.000 Exp. 11/26/1999         450           6               8
Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.280%  Exp. 04/29/2000       1,000          40              74
Put - LIFFE EURIBOR September Futures
   Strike @ 96.000  Exp. 09/18/2000       5,000           5               4
Put - LIFFE BP 90 Day LIBOR 09/2000
   Strike @ 93.000  Exp. 09/20/2000       4,000          10               7
                                                   -------------------------
                                                   $     90       $     101
                                                   =========================
(i) Subject to a financing transaction.

(j) Principal amount of the security is adjusted for inflation.

(k) Swap agreements outstanding at September 30, 1999:

                                                                 Unrealized
                                                   Notional    Appreciation
Type                                                 Amount  (Depreciation)
-------------------------------------------------------------------------------
Receive fixed rate equal to 5.935% and pay floating rate based on 6 month BP-LIBOR.

Broker: Merrill Lynch
Exp. 11/05/2003                              BP       1,700   $         (96)

Receive fixed rate equal to 6.949% and pay floating rate based on 6 month LIBOR.

Broker: Merrill Lynch
Exp. 08/06/2003                                       1,400               5
                                                              --------------
                                                              $         (91)
                                                              ==============

                                                       See accompanying notes 43

Schedule of Investments

High Yield Fund
September 30, 1999 (Unaudited)
                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
-----------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 84.1%
-----------------------------------------------------------------------------
Banking & Finance 7.2%
Americredit Corp.
   9.875% due 04/15/2006                      $         675   $         682
Arvin Capital
   9.500% due 02/01/2027                             19,000          18,900
Bay View Capital Corp.
   9.125% due 08/15/2007                              8,200           7,545
Charter Commercial Holdings LLC
   8.250% due 04/01/2007                             13,750          12,908
Crown Castle International Corp.
  13.250% due 11/15/2007                              2,000           1,400
Forest City Enterprises
   8.500% due 03/15/2008                             12,350          11,671
Fuji Bank
   9.870% due 12/31/2049 (d)                         36,000          36,540
General Motors Acceptance Corp.
   5.438% due 04/29/2002 (d)                            800             799
Golden State Holdings
   7.000% due 08/01/2003                                205             195
   7.125% due 08/01/2005                                870             807
Host Marriott LP
   8.375% due 02/15/2006                              5,000           4,725
Mercury Finance Co.
  10.009% due 03/23/2001                             25,600          24,048
  10.000% due 03/23/2001                             31,450          29,720
Nextel Partners, Inc.
   0.000% due 02/01/2009                             17,750          10,473
Presidential Life Insurance Corp.
   7.875% due 02/15/2009                             12,750          12,395
Reliance Group Holdings
   9.000% due 11/15/2000                              5,528           5,552
Sumitomo
   9.400% due 12/29/2049 (d)                         30,300          30,531
TPSA Finance BV
   7.750% due 12/10/2008                             13,950          13,571
Trizec Finance Limited
  10.875% due 10/15/2005                             19,461          20,337
Willis Corroon Corp.
   9.000% due 02/01/2009                             15,700          14,209
                                                              --------------
                                                                    257,008
                                                              ==============
Industrials 68.5%
Abbey Healthcare Group
   9.500% due 11/01/2002                             12,945          13,058
Advanced Lighting
   8.000% due 03/15/2008                             11,425          10,183
AEI Holding Co.
  10.500% due 12/15/2005                             12,880          11,592
Agriculture Minerals & Chemicals
  10.750% due 09/30/2003                              3,000           1,875
Airtrust
   0.000% due 06/01/2013                             12,942           4,815
Allied Waste Industries
   7.875% due 03/15/2005                              2,000           1,853
Allied Waste North America, Inc.
   7.375% due 01/01/2004                             15,100          13,892
   7.625% due 01/01/2006                             23,225          20,903
  10.000% due 08/01/2009                             21,250          19,550
American Airlines
  10.610% due 03/04/2010                                650             775
American Axle & Manufacturing, Inc.
   9.750% due 03/01/2009                              9,550           9,478
American Standard, Inc.
   7.125% due 02/15/2003                                300             288
   7.375% due 02/01/2008                             10,800           9,828
   9.250% due 12/01/2016                              6,084           6,145
Amerigas Partners LP
  10.125% due 04/15/2007                              3,000           3,113
Amphenol Corp.
   9.875% due 05/15/2007                             11,825          11,914
Applied Power, Inc.
   8.750% due 04/01/2009                             21,280          20,057
Archibald Candy Corp.
  10.250% due 07/01/2004                              5,000           4,951
AT&T Canada, Inc.
  10.625% due 11/01/2008                              9,600          10,992
Ball Corp.
   7.750% due 08/01/2006                              8,750           8,576
   8.250% due 08/01/2008                              9,600           9,337
Beckman Instruments, Inc.
   7.100% due 03/04/2003                              5,000           4,859
   7.450% due 03/04/2008                             17,950          16,618
Benedek Communications Corp.
   0.000% due 05/15/2006 (c)                          1,500           1,315
Beverly Enterprises, Inc.
   9.000% due 02/15/2006                             19,925          17,236
Bresnan Communications
   8.000% due 02/01/2009                              2,000           1,966
Buckeye Technologies, Inc.
   8.000% due 10/15/2010                             10,100           9,268
Building Materials Corp.
   7.750% due 07/15/2005                             15,950          14,674
   8.625% due 12/15/2006                              1,235           1,187
   8.000% due 10/15/2007                              2,050           1,881
   8.000% due 12/01/2008                             22,250          20,414
Cablevision SA
  13.750% due 05/01/2009                              3,500           3,264
Cadmus Communications Corp.
   9.750% due 06/01/2009                              6,100           6,108
Call-Net Enterprises, Inc.
   8.000% due 08/15/2008                              6,900           5,624
   9.375% due 05/15/2009                              6,400           5,696
Canadian Forest Oil Limited
   8.750% due 09/15/2007                              4,900           4,742
Century Communications Corp.
   9.500% due 08/15/2000                                600             607
   0.000% due 03/15/2003                             10,400           7,359
   9.500% due 03/01/2005                              2,000           2,000
   8.750% due 10/01/2007                              6,000           5,836
   0.000% due 01/15/2008                              5,000           2,175
CF Cable TV, Inc.
   9.125% due 07/15/2007                              9,000           9,770
Chattem, Inc.
   8.875% due 04/01/2008                              4,950           4,690
Circus Circus Enterprises
   6.750% due 07/15/2003                             21,900          20,039
   9.250% due 12/01/2005                              6,350           6,406
Clark R & M, Inc.
   8.375% due 11/15/2007                              5,000           4,350
   8.625% due 08/15/2008                              4,500           3,960
Clearnet Communications
   0.000% due 05/01/2009                              6,000           3,660
Coltec Industries, Inc.
   7.500% due 04/15/2008                             32,150          31,761
Columbia/HCA Healthcare
   6.125% due 12/15/2000                              2,000           1,945
   6.910% due 06/15/2005                              1,250           1,118
   7.000% due 07/01/2007                              3,350           2,916
   8.360% due 04/15/2024                              6,000           5,548
   6.730% due 07/15/2045                              9,000           8,636
Columbus McKinnon
   8.500% due 04/01/2008                             17,500          16,319
Comcast Corp.
   9.500% due 01/15/2008                              6,837           7,110
Consolidated Container Co.
  10.125% due 07/15/2009                             12,150          12,272
Container Corp. of America
   9.750% due 04/01/2003                              1,000           1,028
  11.250% due 05/01/2004                              6,770           7,007
Continental Cablevision
   9.500% due 08/01/2013                             10,000          10,996
Cross Timbers Oil Co.
   9.250% due 04/01/2007                              4,440           4,407
   8.750% due 11/01/2009                              6,000           5,805
CSC Holdings, Inc.
   9.875% due 05/15/2006                                850             890
   9.875% due 02/15/2013                              2,000           2,115
  10.500% due 05/15/2016                             11,000          12,059
   7.875% due 02/15/2018                             10,000           9,539

44 See accompanying notes

                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
----------------------------------------------------------------------------
   9.875% due 04/01/2023                       $      4,000   $       4,151
Cumberland Farms
  10.500% due 10/01/2003                              5,540           5,457
Dade International, Inc.
  11.125% due 05/01/2006                              3,350           3,471
Delta Air Lines, Inc.
  10.790% due 03/26/2014                              2,264           2,669
Dial Call Communications
  10.250% due 12/15/2005 (d)                          6,697           6,806
Diamond Cable Communication Co.
   0.000% due 09/30/2004                              2,000           2,133
   0.000% due 12/15/2005 (d)                         10,000           8,950
Dunlop Stand Aero Holdings
  11.875% due 05/15/2009                              8,000           8,080
Echostar Communications Corp.
   9.250% due 02/01/2006                             33,650          33,398
   9.375% due 02/01/2009                              6,875           6,841
Emmis Communications Corp.
   8.125% due 03/15/2009                              7,150           6,810
Energis PLC
   9.750% due 06/15/2009                              7,500           7,688
Extended Stay America
   9.150% due 03/15/2008                             11,500          10,983
Extendicare Health Services
   9.350% due 12/15/2007                              5,950           3,630
EZ Communication, Inc.
   9.750% due 12/01/2005                              2,500           2,655
Falcon Holding Group LP
   0.000% due 04/15/2010 (c)                         11,700           8,366
   8.375% due 04/15/2010                              7,150           7,096
Federal-Mogul Corp.
   7.500% due 07/01/2004                             29,000          27,805
   7.375% due 01/15/2006                                250             232
   7.750% due 07/01/2006                             11,350          10,661
Ferrellgas Partners LP
   9.375% due 06/15/2006                             14,286          13,929
Fisher Scientific International
   7.125% due 12/15/2005                             13,750          12,547
   9.000% due 02/01/2008                             34,470          32,057
Forest Oil Corp.
  10.500% due 01/15/2006                              4,835           5,004
Fox/Liberty Networks LLC
   0.000% due 08/15/2007                              9,750           7,703
Fred Meyer, Inc.
   7.450% due 03/01/2008                                400             397
Furon Co.
   8.125% due 03/01/2008                              4,650           4,720
Garden State Newspapers
   8.750% due 10/01/2009                             24,655          22,683
   8.625% due 07/01/2011                              6,900           6,245
Globalstar LP
  11.375% due 02/15/2004                              8,350           5,386
  11.250% due 06/15/2004                              5,500           3,493
  10.750% due 11/01/2004                              3,106           1,988
Globe Telecom
  13.000% due 08/01/2009                              4,350           4,551
Golden Northwest Aluminum
  12.000% due 12/15/2006                              3,850           3,994
Grupo Televisa SA
  11.375% due 05/15/2003                              1,300           1,367
   0.000% due 05/15/2008 (c)                          6,475           5,455
Gulf Canada Resources
   9.250% due 01/15/2004                             12,575          12,658
   9.625% due 07/01/2005                              1,680           1,730
   8.375% due 11/15/2005                              4,000           3,920
Harnischfeger Industrial, Inc.
   8.900% due 03/01/2022                              6,300           2,930
   7.250% due 12/15/2025                              9,500           4,418
Harrahs Operating Co., Inc.
   7.875% due 12/15/2005                             10,400          10,010
   7.500% due 01/15/2009                             20,675          19,849
Henry Co.
  10.000% due 04/15/2008                              1,000             675
HMH Properties, Inc.
   7.875% due 08/01/2005                             20,900          19,333
   8.450% due 12/01/2008                              6,350           5,906
Hollinger International Publishing
   9.250% due 02/01/2006                              2,800           2,779
Holmes Products Corp.
   9.875% due 11/15/2007                              4,200           3,801
Horseshoe Gaming Holding
   8.625% due 05/15/2009                             23,200          22,098
HS Resources, Inc.
   9.250% due 11/15/2006                              5,250           5,237
Huntsman Corp.
   9.500% due 07/01/2007                             12,350          11,455
Huntsman ICI Chemicals
  10.125% due 07/01/2009                              2,500           2,463
Huntsman Packaging Corp.
   9.125% due 10/01/2007                             11,050          10,221
Impsat Corp.
  12.375% due 06/15/2008                             10,900           8,311
Intergrated Health Services
   8.563% due 12/31/2005 (d)                             50              41
   8.813% due 12/31/2005 (d)                          9,800           8,036
   9.500% due 09/15/2007                              2,950             457
Intermedia Communications, Inc.
   0.000% due 05/15/2006 (c)                         31,535          25,701
International Game Technology
   7.875% due 05/15/2004                             16,500          15,881
   8.375% due 05/15/2009                             14,250          13,680
ISP Holdings, Inc.
   9.750% due 02/15/2002                                250             253
   9.000% due 10/15/2003                             23,370          23,428
ITC Deltacom, Inc.
  11.000% due 06/01/2007                              3,250           3,429
   9.750% due 11/15/2008                              1,750           1,754
IXC Communications, Inc.
   9.000% due 04/15/2008                              8,500           8,458
J.Q. Hammons Hotels
   8.875% due 02/15/2004                              4,950           4,579
Jones Intercable, Inc.
   8.875% due 04/01/2007                              5,060           5,269
JPS Automotive Products
  11.125% due 06/15/2001                              9,000           9,225
Jupiters Limited
   8.500% due 03/01/2006                             11,850          11,376
K Mart Corp.
  12.350% due 01/01/2008                              4,127           4,316
   8.800% due 07/01/2010                              1,250           1,219
   9.350% due 01/02/2020                             14,874          15,989
   9.780% due 01/05/2020                              9,575           9,862
K-III Communications Co.
   8.500% due 02/01/2006                             15,940          15,542
KPNQWest BV
   8.125% due 06/01/2009                             31,000          29,450
L-3 Communications Corp.
  10.375% due 05/01/2007                              5,750           6,009
Lear Corp.
   8.250% due 02/01/2002                              7,910           7,712
Lenfest Communications
   8.375% due 11/01/2005                             10,650          10,996
  10.500% due 06/15/2006                                525             591
Level 3 Communications, Inc.
   9.125% due 05/01/2008                             32,700          29,675
Levi Strauss & Co.
   6.800% due 11/01/2003                             32,350          30,261
Leviathan Gas Pipeline Partners, L.P.
  10.375% due 06/01/2009                              3,750           3,834
Lin Holdings Corp.
   0.000% due 03/01/2008 (d)                         18,750          12,375
Lin Television Corp.
   8.375% due 03/01/2008                              9,300           8,719
Lyondell Chemical Co.
   9.625% due 05/01/2007                             34,500          34,414
Magnum Hunter Resources, Inc.
  10.000% due 06/01/2007                              1,900           1,777
Mail-Well Corp.
   8.750% due 12/15/2008                             18,780          17,935

                                                       See accompanying notes 45

High Yield Fund
September 30, 1999 (Unaudited)

                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
---------------------------------------------------------------------------
Mark IV Industries, Inc.
   7.500% due 09/01/2007                       $      6,730   $       6,265
Market Hub Partners
   8.250% due 03/01/2008                             14,580          14,143
Marsh Supermarkets, Inc.
   8.875% due 08/01/2007                              9,500           9,381
McLeodUSA, Inc.
   0.000% due 03/01/2007 (c)                         42,825          33,939
   8.375% due 03/15/2008                              5,100           4,820
   9.500% due 11/01/2008                             13,625          13,761
   8.125% due 02/15/2009                              4,800           4,488
Metromedia Fiber Network
  10.000% due 11/15/2008                             14,295          13,866
Metronet Communications
   0.000% due 06/15/2008 (c)                         16,475          12,851
MGM Grand, Inc.
   6.950% due 02/01/2005                             33,150          31,033
MJD Communications, Inc.
   9.500% due 05/01/2008                              7,875           7,127
Navistar International Corp.
   8.000% due 02/01/2008                              5,000           4,863
Newpark Resources, Inc.
   8.625% due 12/15/2007                              5,050           4,722
Nextel Communications, Inc.
   9.750% due 08/15/2004                             14,750          14,953
   0.000% due 02/15/2008 (c)                         38,750          27,222
Nextlink Communications
  10.750% due 06/01/2009                             12,925          13,022
Nortek, Inc.
   9.875% due 03/01/2004                              2,205           2,172
NTL, Inc.
  12.750% due 04/15/2005                                700             686
   0.000% due 02/01/2006                             21,350          18,681
  11.500% due 10/01/2008                              6,900           7,478
Nuevo Grupo Iuscell
  10.000% due 07/15/2004                              1,000             920
Ocean Rig Norway
  10.250% due 06/01/2008                              6,325           4,965
Octel Developments PLC
  10.000% due 05/01/2006                                600             611
Optel, Inc.
  13.000% due 02/15/2005                              1,500           1,058
  11.500% due 07/01/2008                              5,300           3,419
Orange PLC
   9.000% due 06/01/2009                              3,000           3,053
Orion Network Systems, Inc.
  11.250% due 01/15/2007                             16,375          12,691
   0.000% due 01/15/2007 (c)                         23,100          10,742
Owens & Minor, Inc.
  10.875% due 06/01/2006                                950             974
P&L Coal Holdings
   8.875% due 05/15/2008                             36,050          35,419
Packaging Corp. of America
   9.625% due 04/01/2009                             14,525          14,743
Packard Bioscience Co.
   9.375% due 03/01/2007                              5,600           5,096
Perry-Judd
  10.625% due 12/15/2007                              5,845           5,348
Petroleos Mexicanos
   9.520% due 07/15/2005 (d)                          8,600           8,192
Pharmerica, Inc.
   8.375% due 04/01/2008                             15,650          15,630
Phar-Mor, Inc.
  11.720% due 09/11/2002                              8,005           7,925
Physician Sales and Service, Inc.
   8.500% due 10/01/2007                             10,250           9,994
Piedmont Aviation
  10.250% due 03/28/2005                                821             857
Pioneer National Resources
   8.875% due 04/15/2005                             20,100          20,086
   8.250% due 08/15/2007                              5,750           5,531
   6.500% due 01/15/2008                              6,950           5,959
Polymer Group, Inc.
   9.000% due 07/01/2007                             21,005          20,060
   8.750% due 03/01/2008                              9,700           9,142
Pool Energy Co.
   8.625% due 04/01/2008                             11,750          12,220
Pride International, Inc.
   9.375% due 05/01/2007                              3,100           3,131
  10.000% due 06/01/2009                              6,000           6,150
Primedia, Inc.
  10.250% due 06/01/2004                              4,000           4,180
   7.625% due 04/01/2008                              8,250           7,755
Qwest Communications International, Inc.
   0.000% due 10/15/2007 (c)                         13,040          10,204
   0.000% due 02/01/2008 (c)                         10,550           7,807
R & B Falcon Corp.
   6.500% due 04/15/2003                              5,200           4,628
   9.250% due 04/15/2005                              2,500           2,150
R.H. Donnelly, Inc.
   9.125% due 06/01/2008                              6,175           6,052
Racers
   8.375% due 10/01/2007                             21,291          19,561
Regal Cinemas, Inc.
   9.500% due 06/01/2008                             12,150           8,323
   8.875% due 12/15/2010                              7,475           4,971
Renaissance Media Group
   0.000% due 04/15/2008 (c)                         21,250          14,663
Revlon Consumer Products
   8.125% due 02/01/2006                              1,375           1,220
Riviera Holdings Corp.
  10.000% due 08/15/2004                              1,850           1,600
Rogers Cablesystems Limited
  10.000% due 03/15/2005                              4,000           4,310
Rogers Cantel Mobile Communications, Inc.
   9.375% due 06/01/2008                             23,250          24,529
Rogers Cantel, Inc.
   8.300% due 10/01/2007                                  0               0
   8.800% due 10/01/2007                              1,350           1,384
Safety-Kleen Services
   9.250% due 06/01/2008                             32,575          32,738
   9.250% due 05/15/2009                             15,000          14,475
Salem Communications
   9.500% due 10/01/2007                              5,400           5,420
Satelites Mexicanos
   8.750% due 06/30/2004 (d)                          8,870           6,874
  10.125% due 11/01/2004                              1,500           1,174
SC International Services, Inc.
   9.250% due 09/01/2007                             20,950          20,426
Sequa Corp.
   9.375% due 12/15/2003                              5,000           5,113
   9.000% due 08/01/2009                              9,700           9,555
Silgan Holdings, Inc.
   9.000% due 06/01/2009                             18,410          17,536
Smithfield Foods
   7.625% due 02/15/2008                              5,950           5,355
Smith's Food & Drug Centers, Inc.
   8.640% due 07/02/2012                              9,575           9,932
   9.200% due 07/02/2018                             15,750          16,441
Stater Brothers Holdings
  10.750% due 08/15/2006                              3,750           3,844
Station Casinos, Inc.
   9.750% due 04/15/2007                              8,600           8,772
   8.875% due 12/01/2008                              4,000           3,900
Sterling Chemicals, Inc.
  12.375% due 07/15/2006                             12,500          11,813
  11.750% due 08/15/2006                              1,500             938
Stone Container Corp.
   9.875% due 02/01/2001                              2,000           2,010
  10.750% due 10/01/2002                             18,150          18,740
  11.500% due 10/01/2004                              2,000           2,096
Synthetic Industries, Inc.
   9.250% due 02/15/2007                             14,700          15,141
Telewest Communications PLC
   9.625% due 10/01/2006                             12,750          12,909
   0.000% due 10/01/2007 (d)                         10,949           9,827
   9.250% due 04/15/2009                             20,500          12,505
Tenet Healthcare Corp.
   7.875% due 01/15/2003                              1,000             963
   8.625% due 12/01/2003                              1,600           1,589


46  See accompanying notes

                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
---------------------------------------------------------------------------
   8.000% due 01/15/2005                      $       6,550   $       6,255
   8.625% due 01/15/2007                              3,500           3,343
   7.625% due 06/01/2008                             20,000          18,600
TFM SA de CV
   0.000% due 06/15/2009 (c)                          7,800           4,232
Tierra Industries
  10.500% due 06/15/2005                              2,000           1,250
Total Renal Care Holdings
   7.000% due 05/15/2009                             20,100          13,241
Trans-Resources, Inc.
   0.000% due 03/15/2008 (c)                          5,250           2,651
  10.750% due 03/15/2008                             14,650          13,258
Triad Hospitals, Inc.
   9.270% due 12/31/2005 (d)                          9,975           9,975
  11.000% due 05/15/2009                              2,095           2,085
TV Guide, Inc.
   8.125% due 03/01/2009                             16,200          15,350
Unisys Corp.
  12.000% due 04/15/2003                              3,900           4,232
   7.875% due 04/01/2008                              4,000           3,880
United Defense Industry, Inc.
   8.750% due 11/15/2007                              9,000           8,775
United Pan-Europ Communications NV
  10.875% due 08/01/2009                              8,500           8,628
United Refining Co.
  10.750% due 06/15/2007                                650             476
US Air, Inc.
   9.625% due 09/01/2003                             16,083          16,059
   9.330% due 01/01/2006                              6,101           6,119
Vectura Group, Inc.
  10.250% due 06/30/2008                              5,650           5,579
Vintage Petroleum
   9.000% due 12/15/2005                             10,490          10,516
   8.625% due 02/01/2009                              1,000             970
   9.750% due 06/30/2009                              7,850           8,066
Western Gas Resources
  10.000% due 06/15/2009                              7,350           7,552
Westinghouse Air Brake
   9.375% due 06/15/2005                              4,685           4,662
Westpoint Stevens, Inc.
   7.875% due 06/15/2005                              6,000           5,640
   7.875% due 06/15/2008                             17,450          15,705
Williams Communications Group
  10.700% due 10/01/2007                              4,600           4,600
World Color Press, Inc.
   8.375% due 11/15/2008                             13,650          13,172
   7.750% due 02/15/2009                              5,750           5,434
Worldwide Fiber, Inc.
  12.000% due 08/01/2009                              9,750           9,604
Young Broadcasting, Inc.
   9.000% due 01/15/2006                             20,200          20,023
   8.750% due 06/15/2007                              4,510           4,431
                                                              -------------
                                                                  2,436,963
                                                              =============
Utilities 8.4%
AES Corp.
  10.250% due 07/15/2006                              8,735           8,779
   8.500% due 11/01/2007                              7,300           6,698
   9.500% due 06/01/2009                             11,350          11,393
Alestra SA
  12.125% due 05/15/2006                             11,800          11,358
AMFM, Inc.
   8.750% due 06/15/2007                              5,650           5,565
  12.750% due 02/01/2009                              5,550           4,690
Avalon Cable of Michigan
   9.375% due 12/01/2008                              1,600           1,609
Bayan Telecommunications
  13.500% due 07/15/2006                              2,000           1,901
Beaver Valley Funding Corp.
   9.000% due 06/01/2017                             32,000          33,029
Bridas Corp.
  12.500% due 11/15/1999                              4,500           4,534
Calpine Corp.
   9.250% due 02/01/2004                             14,250          14,339
  15.000% due 03/15/2004 (b)                         10,000          11,400
   7.625% due 04/15/2006                              4,500           4,231
   8.750% due 07/15/2007                             14,950          15,034
   7.875% due 04/01/2008                              8,250           7,899
   7.750% due 04/15/2009                                800             758
CMS Energy
   8.125% due 05/15/2002                              4,500           4,514
   7.000% due 01/15/2005                              9,500           9,068
Flag Limited
   8.250% due 01/30/2008                             37,075          32,441
GST Network
   0.000% due 05/01/2008 (c)                          8,000           3,880
Intermedia Communication
   8.875% due 11/01/2007                                800             706
ITC Deltacom, Inc.
   8.875% due 03/01/2008                             12,300          11,993
Mastec, Inc.
   7.750% due 02/01/2008                              7,250           6,851
MJD Communications, Inc.
   9.160% due 05/01/2008 (d)                          6,000           5,640
Niagara Mohawk Power
   7.750% due 05/15/2006                              1,100           1,123
North Atlantic Energy
   9.050% due 06/01/2002                              3,921           3,981
Orange PLC
   8.000% due 08/01/2008                             41,800          40,442
Philippine Long Distance Telephone Co.
  10.500% due 04/15/2009                             11,550          11,260
Plains Resources Inc.
  10.250% due 03/15/2006                              2,250           2,261
Qwest Communications
   7.250% due 11/01/2008                              1,200           1,182
Rural Cellular Corp.
   9.625% due 05/15/2008                             11,800          12,154
Telewest Communication PLC
  11.250% due 11/01/2008                              1,000           1,076
Wilmington Trust Co. - Tucson Electric
  10.211% due 01/01/2009 (b)                            500             523
  10.732% due 01/01/2013 (b)                          6,993           7,549
Young Broadcasting Corp.
  10.125% due 02/15/2005                              1,000           1,030
                                                              -------------
                                                                    300,891
                                                              -------------
Total Corporate Bonds & Notes                                     2,994,862
(Cost $3,139,874)                                             =============
---------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 0.1%
---------------------------------------------------------------------------
U.S. Treasury Strips
   0.000% due 08/15/2026                             29,700           5,668
                                                              -------------
Total U.S. Treasury Obligations                                       5,668
(Cost $6,227)                                                 =============
---------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 2.8%
---------------------------------------------------------------------------
Collateralized Mortgage Obligations 2.5%
Asset Securitization Corp.
   7.384% due 08/13/2029                              1,500           1,404
Federal Deposit Insurance Corp.
   6.420% due 11/25/2026 (d)                            400             357
Green Tree Financial Corp.
   8.000% due 07/15/2018                              7,000           6,484
LTC Commercial Corp.
   7.970% due 04/15/2028                              5,062           4,757
NationsBanc Mortgage Capital Corp.
   8.051% due 05/25/2028 (d)                          3,835           2,762
NationsLink Funding Corp.
   7.105% due 01/20/2013                             10,500           7,782
Red Mountain Funding Corp.
   9.150% due 11/28/2027                              5,727           4,818
Resolution Trust Corp.
   9.250% due 06/25/2023                                 18              18
   9.050% due 08/25/2023                                345             343
   6.900% due 02/25/2027                              6,462           5,906
   7.000% due 05/25/2027                              5,620           5,585
Sasco Floating Rate Commercial
   5.889% due 04/25/2003 (d)                         43,900          38,582
Structured Asset Securities Corp.
   7.375% due 09/25/2024                             10,000           9,799
                                                              -------------
                                                                     88,597
                                                              =============


                                                      See accompanying notes  47

High Yield Fund
September 30, 1999 (Unaudited)
                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
---------------------------------------------------------------------------
Other Mortgage-Backed Securities 0.2%
LTC Commercial Corp.
   9.200% due 08/04/2023                      $       3,235   $       3,518
Resolution Trust Corp.
   6.800% due 09/25/2020 (d)                            350             329
   9.500% due 05/25/2024                                  7               6
Structured Asset Securities Corp.
   7.050% due 11/25/2007                              4,000           3,623
                                                              -------------
                                                                      7,476
                                                              =============
Stripped Mortgage-Backed Securities 0.1%
Federal National Mortgage Association (IO)
   6.000% due 07/25/2005                                509              12
   7.000% due 07/25/2008                              3,473             427
   6.500% due 06/25/2017                                998              47
   7.000% due 04/25/2019                             12,000           1,367
   7.000% due 12/25/2021                              5,905             657
Fund America (IO)
   9.590% due 10/20/2021                                  8              21
                                                              -------------
                                                                      2,531
                                                              -------------
Total Mortgage-Backed Securities                                     98,604
(Cost $102,268)                                               =============

--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 4.1%
--------------------------------------------------------------------------------
Airplanes Pass Through Trust
  10.875% due 03/15/2019                             27,570          26,430
Apria Healthcare Group
   8.690% due 08/09/2001 (d)                          4,967           4,826
   7.938% due 08/09/2001                              1,356           1,347
Charter Commercial Holdings LLC
   7.810% due 03/31/2008 (d)                          8,108           8,108
Charter Communications
   7.890% due 03/31/2008 (d)                          6,892           6,918
Columbia/HCA Healthcare
   7.125% due 06/11/2000 (d)                         13,750          13,613
Jefferson Smurfit
   8.500% due 03/31/2006 (d)                          5,905           5,905
Lyondell Petroleum
   8.980% due 12/31/2003 (d)                         18,953          18,870
Morgan Stanley Aircraft Finance
   8.700% due 03/15/2023                             21,750          19,033
Starwood Hotels & Resorts Worldwide, Inc.
   9.133% due 02/23/2003 (d)                         35,000          35,000
TFM SA de CV
   9.240% due 06/30/2003 (d)                          3,600           3,492
Varig SA
   9.651% due 06/02/2005 (d)                          5,847           1,754
   8.777% due 06/02/2005 (d)                          1,615             485
Total Asset-Backed Securities                                 -------------
(Cost $156,304)                                                     145,781
                                                              =============

--------------------------------------------------------------------------------
 SOVEREIGN ISSUES 0.9%
--------------------------------------------------------------------------------
Embotelladora Arica SA
   9.875% due 03/15/2006                             22,000          22,891
Petroleos Mexicanos
   9.375% due 12/02/2008                              8,000           8,150
                                                              -------------
Total Sovereign Issues                                               31,041
(Cost $29,876)                                                =============

--------------------------------------------------------------------------------
 CONVERTIBLE BONDS & NOTES 0.4%
--------------------------------------------------------------------------------
Industrial 0.4%
Pep Boys-Manny Moe Jack Cvt. Pfd.
   0.000% due 09/20/2011                             12,500           6,906
Pride International, Inc. Cvt. Pfd.
   0.000% due 04/24/2018                             18,250           6,159
Total Convertible Bonds & Notes                               -------------
(Cost $11,933)                                                       13,065
                                                              =============

--------------------------------------------------------------------------------
 PREFERRED STOCK 3.0%
--------------------------------------------------------------------------------
                                                     Shares
CSC Holdings, Inc.
  12.070% due 12/31/2049                            173,770          18,638
Fresenius Medical Care
   7.850% due 02/01/2008                             42,900          39,415
   9.000% due 12/01/2006                             27,245          26,360
News Corp. Limited
   5.000% due 11/12/2016                             50,000           2,916
Newscorp Overseas Limited
   5.000% due 04/01/2010                            133,200           3,080
Primedia, Inc.
   8.624% due 04/01/2010                             50,000           4,513
   9.200% due 11/01/2009                             70,000           6,528
Sig Capital Trust
   0.095% due 08/15/2027                              7,000           5,268
Total Preferred Stock                                         -------------
(Cost $116,312)                                                     106,718
                                                              =============

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 2.2%
--------------------------------------------------------------------------------
                                                  Principal
                                                     Amount
                                                     (000s)
Commercial Paper 1.9%
American Express
   5.280% due 10/27/1999                      $       2,300           2,291
Bellsouth Telecom
   5.300% due 10/18/1999                             22,000          21,946
Hewlett-Packard Co.
   5.400% due 10/05/1999                              3,500           3,498
Procter & Gamble Co.
   5.340% due 10/14/1999                              5,000           4,990
Texas Utilities Co.
   5.240% due 01/21/2000                             17,500          17,215
US West Communications
   6.240% due 03/24/2000                                500             485
   6.210% due 03/24/2000                              3,400           3,297
   5.960% due 03/24/2000                              5,000           4,855
Williams Holdings
   5.360% due 01/25/2000                             10,000           9,827
                                                              -------------
                                                                     68,404
                                                              =============
Repurchase Agreement 0.3%
State Street Bank
   4.800% due 10/01/1999                              9,571           9,571
   (Dated 09/30/1999. Collateralized by Federal
   Home Loan Bank 5.105% 05/15/2005
   valued at $9,764,952.
   Repurchase proceeds are $9,572,276.)

                                                              -------------
Total Short-Term Instruments                                         77,975
(Cost $77,975)                                                =============

Total Investments (a) 97.6%                                   $   3,473,714
(Cost $3,640,769)

Other Assets and Liabilities (Net) 2.4%                              83,613
                                                              -------------

Net Assets 100.0%                                             $   3,557,327
                                                              =============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                     $      22,172

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                        (189,227)
                                                              -------------

Unrealized depreciation-net                                   $    (167,055)
                                                              =============
(b) Restricted security.

(c) Security becomes interest bearing at a future date.

(d) Variable rate security. The rate listed is as of September 30, 1999.


48  See accompanying notes

Schedule of Investments

Long-Term U.S. Government Fund
September 30, 1999 (Unaudited)
                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
---------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 3.0%
---------------------------------------------------------------------------
Banking & Finance 3.0%
AESOP Funding II LLC
   6.220% due 10/20/2001                      $       3,000   $       3,005
Associates Corp. of North America
   5.800% due 04/20/2004                              2,500           2,402
Countrywide Home Loans
   6.850% due 06/15/2004                              1,500           1,496
Goldman Sachs Group
   5.490% due 01/14/2002 (d)                          3,000           3,024
Morgan Stanley, Dean Witter, Discover and Co.
   5.250% due 04/22/2004 (d)                          2,500           2,500
                                                              -------------
Total Corporate Bonds & Notes                                        12,427
(Cost $12,510)                                                =============

---------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 0.8%
---------------------------------------------------------------------------
Student Loan Marketing Assn.
   5.129% due 06/30/2000 (d)                          1,000             999
   5.165% due 07/25/2004 (d)                          1,490           1,479
   5.395% due 01/25/2007 (d)                            739             738
                                                              -------------
Total U.S. Government Agencies                                        3,216
(Cost $3,222)                                                 =============

---------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 46.8%
---------------------------------------------------------------------------
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (b)(c)                      16,132          16,031
U.S. Treasury Bonds
   9.250% due 02/15/2016 (c)                         12,600          16,120
   8.125% due 08/15/2019 (c)                         94,800         112,279
   8.125% due 05/15/2021                              4,000           4,773
   8.125% due 08/15/2021                              4,900           5,852
   7.625% due 11/15/2022                              1,500           1,715
   6.250% due 08/15/2023 (c)                         14,400          14,171
   6.750% due 08/15/2026                              2,100           2,198
   6.500% due 11/15/2026                                700             711
U.S. Treasury Notes
   5.500% due 02/29/2000 (f)                          1,650           1,653
U.S. Treasury Strips
   0.000% due 05/15/2013 (c)                         50,600          21,093
                                                              -------------
Total U.S. Treasury Obligations                                     196,596
(Cost $200,959)                                               =============

---------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 64.2%
---------------------------------------------------------------------------
Collateralized Mortgage Obligations 28.2%
Bear Stearns Mortgage Securities, Inc.
   7.100% due 06/25/2024                                385             372
   6.590% due 06/25/2030                              1,117           1,128
California Federal Bank
   6.264% due 08/25/2030 (d)                            794             803
Chase Mortgage Finance Corp.
   6.204% due 04/25/2025 (d)                          2,720           2,503
CMC Securities Corp.
   6.000% due 02/25/2009                              1,702           1,699
   6.150% due 05/25/2028                              3,000           2,995
Countrywide Funding Corp.
   6.500% due 01/25/2009                              1,000             999
Federal Home Loan Mortgage Corp.
   7.000% due 07/01/2002                              1,542           1,557
   7.500% due 06/01/2004                                 54              54
   7.500% due 07/01/2004                                601             607
   7.500% due 08/01/2004                                 86              87
   7.500% due 09/01/2004                                222             224
   9.500% due 01/15/2005                                 49              51
   6.000% due 03/15/2007                                 62              62
   5.500% due 05/15/2007                                 48              48
   8.000% due 02/15/2015                                393             405
   4.250% due 12/15/2021                                541             505
   7.000% due 07/15/2022                              1,034           1,006
   7.000% due 05/15/2023                                218             205
   7.000% due 08/15/2023                                313             290
   7.000% due 09/15/2023                                760             723
   6.250% due 09/15/2023                              5,000           4,677
   5.910% due 10/25/2023                              1,807           1,809
   6.500% due 11/15/2023                                753             672
   6.000% due 11/15/2023                                922             802
   6.500% due 11/25/2023                                566             496
   6.500% due 12/15/2023                                984             882
   7.000% due 01/15/2024                                 94              89
   7.500% due 01/20/2024                              3,055           3,079
   6.500% due 02/15/2024                                112              99
   6.500% due 03/15/2024                              1,091             975
   6.000% due 10/15/2024                              2,919           2,891
   6.500% due 12/15/2024                              4,189           4,167
   8.000% due 12/15/2024                              1,000           1,019
Federal National Mortgage Assn.
   7.500% due 02/01/2004                                512             517
   7.500% due 03/01/2004                                300             303
   7.500% due 04/01/2004                                413             417
   7.500% due 05/01/2004                                567             572
   7.500% due 06/01/2004                                463             468
   7.500% due 07/01/2004                                523             527
   7.500% due 08/01/2004                              1,256           1,266
   7.500% due 09/01/2004                                234             236
   7.500% due 10/01/2004                                261             263
   5.750% due 06/25/2006                                221             220
   5.600% due 07/25/2006                                206             205
   6.250% due 12/25/2013                                 74              69
   6.000% due 09/25/2016                                595             593
   5.750% due 12/25/2016                                 91              91
   6.650% due 01/25/2017                                118             118
   6.500% due 11/25/2017                              8,380           8,374
   7.000% due 02/25/2020                              2,000           2,003
   8.750% due 08/25/2020                                 13              13
   6.750% due 06/25/2021                              5,327             493
   8.000% due 03/25/2022                                 13              13
   7.000% due 04/25/2022                                820             762
   7.000% due 06/25/2022                                395             369
   7.800% due 10/25/2022                                558             559
   7.000% due 10/25/2022                              1,147           1,056
   7.000% due 05/25/2023                              1,246           1,157
   6.900% due 05/25/2023                                297             276
   7.000% due 06/25/2023                                495             464
   6.000% due 08/25/2023                                 49              41
   4.500% due 10/25/2023                                188             110
   6.500% due 11/25/2023                              2,000           1,863
   7.000% due 12/25/2023                              1,494           1,357
   6.500% due 12/25/2023                                372             325
   6.500% due 01/25/2024                                196             173
   6.500% due 02/25/2024                                287             251
   6.000% due 05/17/2027                              2,500           2,152
   7.000% due 05/18/2027                              1,492           1,390
   8.500% due 06/01/2027                              1,371           1,424
   9.000% due 06/01/2027                              2,016           2,119
   6.455% due 02/01/2028 (d)                            593             599
First Boston Mortgage Securities Corp.
   7.300% due 07/25/2023                              1,381           1,260
First Plus Home Loan Trust
   5.970% due 11/10/2010                                406             406
GE Capital Mortgage Services, Inc.
   9.000% due 09/25/2023                                530             541
   6.500% due 10/25/2023                              3,000           2,735
   6.500% due 01/25/2024                              4,325           3,480
   6.500% due 03/25/2024                                848             772
   7.500% due 07/25/2026                              4,726           4,657
   7.000% due 10/25/2027                              1,077           1,079
Government National Mortgage Assn.
   7.000% due 03/16/2029                                257             228
Independent National Mortgage Corp.
   7.650% due 01/25/2025 (d)                            102             104
   6.930% due 05/25/2026                              1,225           1,226
Mellon Residential Funding Corp.
   6.460% due 07/25/2029                              2,612           2,610
Merrill Lynch Mortgage Investors, Inc.
   6.050% due 10/15/2008                              2,874           2,858
Norwest Asset Securities Corp.
   6.750% due 10/25/2028                                990             943
PHH Mortgage Services Corp.
   6.730% due 06/18/2011                              3,000           2,992


                                                      See accompanying notes  49

Long-Term U.S. Government Fund
September 30, 1999 (Unaudited)
                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
---------------------------------------------------------------------------
PNC Mortgage Securities Corp.
   7.500% due 02/25/2027                       $      1,775   $       1,773
   6.750% due 04/25/2028                              3,000           2,901
Prudential Home Mortgage Securities
   7.625% due 02/25/2023                                 46              43
   6.950% due 09/25/2023                                 65              54
   6.500% due 01/25/2024                              1,281           1,114
   8.000% due 06/25/2024                                796             805
Prudential Securities Secured Financing Corp.
   6.955% due 06/15/2008                              4,467           4,476
Residential Accredit Loans, Inc.
   6.250% due 03/25/2014                              1,891           1,829
Residential Funding Mortgage Securities, Inc.
   7.528% due 03/25/2025 (d)                             94              95
   7.750% due 09/25/2026                              1,100           1,098
   7.500% due 04/25/2027                              1,940           1,930
   7.000% due 10/25/2027                              1,500           1,419
Resolution Trust Corp.
   6.188% due 09/25/2029                              1,931           1,940
Vendee Mortgage Trust
   6.500% due 06/15/2024                              2,108           1,837
                                                              -------------
                                                                    118,393
                                                              =============
Federal Home Loan Mortgage Corporation 5.6%
   6.250% due 12/15/2023                                467             406
   6.362% due 01/01/2028 (d)                          3,389           3,368
   6.523% due 10/01/2026 (d)                          1,220           1,228
   6.553% due 05/01/2022 (d)                            112             115
   6.780% due 09/01/2027 (d)                          4,356           4,346
   6.866% due 06/01/2022 (d)                             71              73
   6.928% due 01/01/2028 (d)                          1,993           1,997
   7.375% due 02/01/2028 (d)                          2,167           2,180
   7.447% due 12/01/2024 (d)                          1,488           1,531
   7.500% due 10/01/2004                              3,509           3,537
   8.000% due 05/01/2004                              4,786           4,838
                                                              -------------
                                                                     23,619
                                                              =============
Federal Housing Administration 6.7%
   6.896% due 07/01/2020                              3,823           3,820
   7.000% due 11/25/2019                              4,632           4,686
   7.375% due 01/01/2018                              1,803           1,804
   7.400% due 12/18/2018                              1,592           1,593
   7.421% due 11/01/2019                                149             151
   7.430% due 08/01/2019-06/01/2024 (e)              14,131          14,321
   7.450% due 03/25/2022                              1,686           1,714
                                                              -------------
                                                                     28,089
                                                              =============
Federal National Mortgage Association 13.0%
   6.500% due 03/01/2006-07/25/2010 (e)               9,133           9,077
   6.568% due 08/01/2026 (d)                            342             343
   6.637% due 12/01/2027 (d)                          2,733           2,780
   6.767% due 10/01/2024 (d)                          2,179           2,209
   6.904% due 04/01/2028 (d)                          2,979           3,040
   6.914% due 08/01/2026 (d)                            594             604
   7.000% due 03/01/2004-07/25/2023 (e)              19,532          19,618
   7.040% due 11/01/2023 (d)                          3,320           3,404
   7.377% due 10/01/2024 (d)                            118             123
   7.378% due 01/01/2026 (d)                          1,004           1,031
   7.478% due 05/01/2025 (d)                          1,799           1,851
   8.500% due 09/01/2026-09/01/2027 (e)               5,720           5,946
   9.000% due 07/01/2005                              4,499           4,479
                                                              -------------
                                                                     54,505
                                                              =============
Government National Mortgage Association 9.4%
   5.500% due 12/20/2022 (d)                            446             454
   6.125% due 12/20/2017-10/20/2027 (d)(e)            3,475           3,530
   6.375% due 02/20/2017-01/20/2028 (d)(e)           16,461          16,640
   6.625% due 12/15/2000-02/15/2040 (d)(e)           11,327          11,470
   6.800% due 09/15/2001-10/15/2040 (d)(e)            2,000           1,965
   7.000% due 05/15/2002-10/15/2040 (d)(e)            3,650           3,541
   7.500% due 10/21/2029                              2,000           2,006
                                                              -------------
                                                                     39,606
                                                              =============
Other Mortgage-Backed Securities 0.2%
Resolution Trust Corp.
   6.362% due 05/25/2029 (d)                            912             886
                                                              -------------
Stripped Mortgage-Backed Securities 1.1%
Federal Home Loan Mortgage Corp. (IO)
   7.000% due 03/15/2003                              1,259             137
   6.500% due 11/15/2003                              2,039             247
   7.000% due 02/15/2006                                101               5
   6.500% due 08/15/2006                                102               4
   6.500% due 10/15/2006                                191              14
   6.500% due 11/15/2006                                204               8
   8.191% due 02/15/2007                                  5              80
   7.500% due 06/15/2007                                410              52
   6.500% due 10/15/2007                              1,551             127
   6.000% due 10/15/2007                                190              12
   6.500% due 11/15/2008                                904             150
   7.000% due 12/15/2023                              2,180             292
Federal National Mortgage Association (IO)
  11.876% due 08/25/2006                                  9             102
   6.500% due 02/25/2007                                126               9
   6.500% due 07/25/2007                              1,857              87
  11.980% due 08/25/2007                                  7             193
  10.146% due 09/25/2007                                  4              93
   6.500% due 08/25/2020                                376              26
   6.500% due 09/25/2021                                568              69
   7.000% due 12/25/2021                                295              33
Federal National Mortgage Association (PO)
   0.000% due 03/25/2009                              2,944           1,994
   0.000% due 09/25/2023                              1,511             891
First Plus Home Loan Trust (IO)
   6.000% due 10/10/2000                              1,200              69
                                                              -------------
                                                                      4,694
                                                              -------------
Total Mortgage-Backed Securities                                    269,792
(Cost $273,302)                                               =============

---------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 4.8%
---------------------------------------------------------------------------
Bear Stearns Mortgage Securities, Inc.
   6.350% due 08/25/2024                              2,167           2,164
Chase Manhattan Corp.
   6.750% due 08/25/2028                              1,850           1,714
Discover Card Trust
   6.792% due 04/16/2010                              1,325           1,321
Green Tree Floorplan Receivables Master Trust
   5.750% due 11/01/2004 (d)                          3,000           3,000
Merrill Lynch Mortgage Investors, Inc.
   6.210% due 03/20/2017                              1,466           1,463
Norwest Asset Securities Corp.
   6.750% due 07/25/2028                              3,000           2,752
Oakwood Mortgage Investors, Inc.
   6.750% due 08/15/2027                              2,671           2,673
Residential Funding Mortgage Securities, Inc.
   5.000% due 06/25/2000                              6,000             224
   6.290% due 07/25/2013                              3,000           2,985
SMS Student Loan Trust
   5.260% due 10/27/2025 (d)                          2,000           1,953
                                                              -------------
Total Asset-Backed Securities                                        20,249
(Cost $20,532)                                                =============

---------------------------------------------------------------------------
 PURCHASED CALL OPTIONS 2.5%
---------------------------------------------------------------------------
Interest Rate Swap (OTC)
   Strike @ 7.470% Exp. 12/06/1999                   25,000              96
U.S. Treasury Bond (OTC)
   8.875% due 08/15/2017
   Strike @ 104.812 Exp. 12/06/1999                  48,000           9,588
U.S. Treasury Note (OTC)
   6.000% due 08/15/2004
   Strike @ 92.953 Exp. 11/15/1999                   11,300             895
                                                              -------------
Total Purchased Call Options                                         10,579
(Cost $10,482)                                                =============


50  See accompanying notes

Long-Term U.S. Government Fund
September 30, 1999 (Unaudited)
                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)

---------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 0.2%
---------------------------------------------------------------------------
Repurchase Agreement 0.1%
State Street Bank
   4.800% due 10/01/1999                      $         722   $         722
                                                              -------------
   (Dated 09/30/1999. Collateralized by
   Federal National Mortgage Association
   5.120% valued at $740,098. Repurchased
   proceeds are $722,096

U.S. Treasury Bills (f) 0.1%
   4.781% due 02/17/2000                                310             304
                                                              -------------

Total Short-Term Instruments                                          1,026
(Cost $1,026)                                                 =============

Total Investments (a) 122.3%                                  $     513,885
(Cost $522,033)

Written Options (g) (0.0%)                                                0
(Premium $11)

Other Assets and Liabilities (Net) (22.3%)                          (93,739)
                                                              -------------

Net Assets 100.0%                                             $     420,146
                                                              =============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                     $       1,400

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                          (9,548)
                                                              -------------

Unrealized depreciation-net                                   $      (8,148)
                                                              =============
(b) Principal amount of the security is adjusted for inflation.

(c) Subject to a financing transaction.

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Securities with an aggregate market value of $1,957 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1999:

                                                       # of      Unrealized
Type                                              Contracts    Appreciation
---------------------------------------------------------------------------
U.S. Treasury 30 Year Bond (03/2000)                    771   $          56

(g) Premium on written options:

                                       # of
Type                              Contracts         Premium           Value
---------------------------------------------------------------------------
Put - OTC U.S.Treasury Note
   5.250%  due  05/2004               2,700   $          11   $           0
   Strike @ 95.469 Exp. 10/15/1999

                                                      See accompanying notes  51

Schedule of Investments

Low Duration Fund
September 30, 1999 (Unaudited)
                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
---------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 42.5%
---------------------------------------------------------------------------
Banking & Finance 24.0%
Aristar, Inc.
   7.375% due 09/01/2004                      $      19,000   $      19,081
Associates Corp. of North America
   5.596% due 08/27/2001 (d)                          1,000             998
   6.875% due 06/20/2002                             20,000          20,516
   6.950% due 08/01/2002                              1,000           1,008
AT&T Capital Corp.
   8.250% due 01/11/2000                              7,900           7,945
   7.500% due 11/15/2000                              6,200           6,244
   5.561% due 04/23/2002 (d)                         10,000           9,808
Banc One Corp.
   7.250% due 08/01/2002                                500             506
Banco Latino Americano SA
   6.750% due 03/01/2001                              1,300           1,288
BankAmerica Corp.
   7.200% due 09/15/2002                                100             102
   7.875% due 12/01/2002                                100             104
Bear Stearns Co., Inc.
   6.750% due 08/15/2000                              5,000           5,023
   5.830% due 08/29/2000 (d)                         21,000          21,161
   6.224% due 02/06/2001 (d)                          8,600           8,621
   5.650% due 06/28/2001 (d)                          2,000           2,003
   6.125% due 02/01/2003                              3,000           2,920
   6.200% due 03/30/2003                              9,700           9,452
   5.923% due 06/01/2004 (d)                          3,000           2,995
Beneficial Corp.
   5.359% due 01/09/2002 (d)                         10,000          10,025
   6.650% due 09/12/2002                              5,000           5,005
   6.575% due 12/16/2002                              5,440           5,427
Boeing Capital Services Corp.
   6.480% due 11/10/1999                             10,750          10,753
Bombardier Capital, Inc.
   6.000% due 01/15/2002                             10,000           9,801
Capital One Bank
   6.280% due 02/20/2001                              6,500           6,481
   7.000% due 04/30/2001                                300             300
Case Credit Corp.
   5.910% due 02/19/2001                              4,000           3,966
   5.850% due 02/20/2001 (d)                         63,000          62,421
   5.930% due 02/26/2001                              5,000           4,959
   5.500% due 08/01/2001 (d)                          4,750           4,745
Chase Manhattan Corp.
   5.560% due 10/13/2000 (d)                          7,500           7,516
   5.500% due 02/15/2001                              1,000             990
Chrysler Financial Co. LLC
   5.850% due 01/26/2001                              5,000           4,984
   5.520% due 08/08/2002 (d)                          8,000           7,993
CIT Group, Inc.
   6.200% due 10/20/2000                             50,000          49,924
   5.875% due 06/18/2001                             19,400          19,205
Credit Asset Receivable
   6.274% due 10/31/2003                             42,086          41,273
Ford Motor Credit Corp.
   5.790% due 03/21/2001 (d)                          3,000           3,002
   5.663% due 03/19/2002                              3,107           3,110
   5.570% due 07/16/2002 (d)                            100             100
   6.520% due 08/12/2002                             13,000          12,986
   6.125% due 04/28/2003                             14,000          13,721
General Motors Acceptance Corp.
   5.800% due 08/07/2000                                520             520
   7.125% due 05/01/2001                             15,000          15,193
   5.533% due 09/19/2001 (d)                          5,000           4,992
   5.619% due 12/10/2001 (d)                          7,400           7,365
   5.438% due 04/29/2002 (d)                          2,000           1,998
   5.540% due 11/12/2002 (d)                         17,400          17,286
   5.875% due 01/22/2003                                500             486
   6.149% due 09/20/2003 (d)                         15,000          15,000
   5.560% due 04/05/2004 (d)                            700             698
Goldman Sachs Group
   6.200% due 12/15/2000                              1,000             998
   5.468% due 01/25/2001 (d)                          8,000           7,987
Great Western Financial
   8.600% due 02/01/2002                              4,000           4,174
Heller Financial, Inc.
   5.571% due 04/28/2003 (d)                         20,000          20,000
Hitachi Credit America
   6.100% due 04/24/2001                             25,000          24,728
Household Finance Corp.
   6.490% due 04/09/2001                             20,000          19,960
   6.125% due 07/15/2002                             10,000           9,820
   7.625% due 01/15/2003                             10,849          11,076
   6.125% due 02/27/2003                              1,500           1,457
   5.775% due 06/24/2003 (d)                          1,500           1,497
Key Bank NA
   6.052% due 04/24/2003                             12,900          12,620
Korea Development Bank
   8.008% due 06/16/2003 (d)                          3,500           3,430
   6.625% due 11/21/2003                             20,000          19,074
Korean Export-Import Bank
   6.500% due 02/10/2002                              7,200           7,011
   7.100% due 03/15/2007                              2,000           1,965
Lehman Brothers Holdings, Inc.
   5.390% due 08/11/2000 (d)                          7,900           7,936
   5.405% due 06/01/2001 (d)                          1,500           1,496
   6.249% due 04/02/2002 (d)                          2,000           1,999
   6.375% due 05/07/2002                             28,345          27,986
   6.073% due 05/07/2002 (d)                          5,000           5,014
   7.000% due 05/15/2003                              2,000           1,987
Marsh & McLennan Co., Inc.
   6.625% due 06/15/2004                              1,000             992
MBNA America Bank NA
   6.000% due 12/26/2000                              5,000           4,966
   6.875% due 07/15/2004                              1,900           1,862
Mercury Finance Co.
  10.000% due 03/23/2001                              4,400           4,158
Merrill Lynch & Co.
   6.250% due 07/25/2000                              2,150           2,154
   5.566% due 09/25/2000 (d)                          2,100           2,103
   5.378% due 09/30/2000 (d)                          8,558           8,543
   6.000% due 01/15/2001                              1,336           1,331
   6.093% due 11/26/2001 (d)                        115,000         116,221
   5.410% due 01/15/2002 (d)                          5,000           5,006
   5.748% due 02/08/2002 (d)                         25,000          24,997
   5.564% due 02/04/2003 (d)                         23,000          23,091
   6.130% due 04/07/2003                              7,770           7,657
Morgan Stanley Capital
   7.460% due 02/15/2020                              8,100           8,192
Morgan Stanley, Dean Witter, Discover and Co.
   5.699% due 03/11/2003 (d)                          5,000           4,978
New England Educational Loan Marketing
   5.593% due 11/30/1999 (d)                         20,000          20,000
Okobank
   6.760% due 10/29/2049 (d)                            750             751
PaineWebber
   7.000% due 03/01/2000                                 50              50
Pemex Finance Ltd.
   6.125% due 11/15/2003                             15,000          14,703
PNC Bank Corp.
   5.483% due 01/24/2002 (d)                         20,000          19,938
Popular North American, Inc.
   7.375% due 09/15/2001                             20,000          20,052
Prudential Funding Corp.
   5.020% due 10/02/2000 (d)                          5,000           5,005
Rothmans Holdings
   6.500% due 05/06/2003                             14,000          13,467
Salomon, Inc.
   7.500% due 02/01/2003                              3,000           3,067
Salomon, Smith Barney Holdings
   5.180% due 05/14/2002 (d)                         25,150          25,121
   5.571% due 07/23/2002 (d)                          5,100           5,090
Security Pacific Corp.
  11.500% due 11/15/2000                              3,850           4,050
SGE Associates
   8.070% due 07/20/2000 (i)                          6,371           6,422


52 See accompanying notes

                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
---------------------------------------------------------------------------

Spieker Properties
   6.650% due 12/15/2000                      $       5,070   $       5,052
Toyota Motor Credit Corp.
   5.967% due 02/15/2002                             11,600          11,203
Transamerica Finance Corp.
   6.125% due 11/01/2001                              5,000           4,924
   5.920% due 03/29/2002                             52,050          50,827
Travelers Group, Inc.
   7.250% due 05/01/2001                              3,700           3,755
   7.300% due 05/15/2002                             15,000          15,299
Wells Fargo Co.
   6.750% due 05/12/2000                              1,000           1,006
                                                              -------------
                                                                  1,110,248
                                                              =============
Industrials 9.1%
Allied Waste North America, Inc.
   7.375% due 01/01/2004                              5,000           4,600
American Home Products Corp.
   7.700% due 02/15/2000                                100             102
AMR Corp.
   9.750% due 03/15/2000                              5,000           5,075
   9.910% due 03/01/2001                              2,500           2,607
   9.440% due 05/15/2001                              5,000           5,200
   9.125% due 10/24/2001                              1,000           1,039
Century Communications Corp.
   0.000% due 03/15/2003                              5,250           3,714
Container Corp. of America
  11.250% due 05/01/2004                              2,500           2,588
Crown Cork & Seal
   7.125% due 09/01/2002                             33,000          32,987
CSX Corp.
   9.500% due 08/01/2000                                380             390
Delta Air Lines, Inc.
   9.800% due 12/16/2000                                250             258
   8.500% due 09/15/2001                                205             211
EZ Communication, Inc.
   9.750% due 12/01/2005                              5,000           5,311
Falcon Holding Group LP
   0.000% due 04/15/2010                              4,500           3,218
Federal-Mogul Corp.
   7.500% due 07/01/2004                             28,600          27,422
Ford Motor Co.
   9.000% due 09/15/2001                                500             523
Fred Meyer, Inc.
   7.150% due 03/01/2003                             10,500          10,510
Hertz Corp.
   6.625% due 07/15/2000                                100             100
HMH Properties, Inc.
   7.875% due 08/01/2005                              5,000           4,625
Houghton Mifflin Co.
   5.903% due 12/01/2000 (d)                         18,000          18,088
IBM Corp.
   6.375% due 06/15/2000                                100             100
International Paper Co.
   6.875% due 07/10/2000                              6,000           6,025
ISP Holdings, Inc.
   9.750% due 02/15/2002                              3,000           3,030
J Seagram & Sons
   6.250% due 12/15/2001                             52,000          51,316
Levi Strauss & Co.
   6.800% due 11/01/2003                              2,500           2,339
Nabisco, Inc.
   6.000% due 02/15/2001 (d)                         21,000          20,802
   6.700% due 06/15/2002                             21,100          20,872
Noranda, Inc.
   5.750% due 08/18/2000 (d)                          1,000           1,004
Occidental Petroleum
  10.125% due 11/15/2001                              5,000           5,319
   6.400% due 04/01/2003                             15,945          15,594
Owens-Illinois, Inc.
   7.850% due 05/15/2004                             15,000          14,833
Petroleos Mexicanos
   9.520% due 07/15/2005 (d)                          5,000           4,763
Philip Morris Cos., Inc.
   9.000% due 01/01/2001                              7,000           7,202
   7.500% due 01/15/2002                                200             203
   7.250% due 01/15/2003                              4,050           4,092
   6.150% due 03/15/2010                             23,900          23,954
Starwood Hotel & Resorts
   6.750% due 11/15/2005                              2,000           1,790
Stone Container Corp.
  10.750% due 10/01/2002                             11,080          11,440
TCI Communications, Inc.
   6.210% due 03/11/2003 (d)                          3,000           3,064
Tenet Healthcare Corp.
   7.875% due 01/15/2003                              4,300           4,139
   8.625% due 12/01/2003                              1,700           1,688
Union Oil Co. of California
   9.100% due 08/15/2001                              3,350           3,501
Waste Management, Inc.
   6.500% due 05/14/2004                             40,000          39,588
Whitman Corp.
   6.000% due 05/01/2004                              4,500           4,363
Xerox Capital
   5.875% due 06/01/2000                              3,000           2,995
Yorkshire Power
   6.154% due 02/25/2003                             40,000          38,270
                                                              -------------
                                                                    420,854
                                                              =============

Utilities 9.4%
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                              3,500           3,539
Calpine Corp.
   9.250% due 02/01/2004                              2,960           2,979
   7.625% due 04/15/2006                              6,000           5,703
Central Maine Power Co.
   6.380% due 02/24/2000                             10,000          10,018
Cinergy Corp.
   6.125% due 04/15/2004                             13,000          12,396
Cleveland Electric Illuminating Co.
   8.550% due 11/15/2001                              2,075           2,136
   7.850% due 07/30/2002                              3,500           3,560
CMS Energy
   7.375% due 11/15/2000                             15,150          15,151
   8.125% due 05/15/2002                              1,750           1,755
   7.625% due 11/15/2004                             14,500          13,995
Connecticut Light & Power Co.
   7.875% due 06/01/2001                                500             506
   7.750% due 06/01/2002                             11,700          11,853
   8.590% due 06/05/2003                             10,000           9,541
Flag Limited
   8.250% due 01/30/2008                              2,000           1,750
Illinois Power Co.
   6.250% due 07/15/2002                             10,000           9,840
   6.000% due 09/15/2003                             12,500          11,949
Louisiana Power & Light Co.
   7.740% due 07/01/2002                              3,308           3,327
MCI Worldcom, Inc.
   5.645% due 08/17/2000 (d)                        100,000          99,892
   8.875% due 01/15/2006                             45,170          47,809
New Century Energies, Inc.
   5.860% due 05/28/2000                             12,100          12,053
New Orleans Public Service
   8.000% due 03/01/2006                                400             406
Niagara Mohawk Power
   7.000% due 10/01/2000                             20,717          20,801
   7.125% due 07/01/2001                              1,512           1,519
   7.250% due 10/01/2002                             16,634          16,766
North Atlantic Energy
   9.050% due 06/01/2002                              3,675           3,732
Public Service Enterprise Group, Inc.
   5.761% due 11/22/2000 (d)                         10,000          10,023
Southwestern Bell Communication Capital Corp.
   6.125% due 03/12/2001                              2,000           1,993
Texas Utilities Co.
   5.940% due 10/15/2001                             13,155          13,052
   6.750% due 04/01/2003                              3,875           3,871


                                                       See accompanying notes 53

Low Duration Fund
September 30, 1999 (Unaudited)
                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
---------------------------------------------------------------------------

U.S. West Communications, Inc.
   5.650% due 11/01/2004                      $       9,250   $       8,800
United Illuminating Co.
   6.000% due 12/15/2003                             13,000          12,371
Western Massachusetts Electric
   7.375% due 07/01/2001                              5,250           5,271
   7.750% due 12/01/2002                             10,300          10,512
WorldCom, Inc.
   6.125% due 08/15/2001                             45,000          44,712
                                                              -------------
                                                                    433,581
                                                              -------------
Total Corporate Bonds & Notes                                     1,964,683
(Cost $1,976,842)                                             =============

---------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES 0.3%
---------------------------------------------------------------------------
New York 0.3%
New York City Refunding Bonds, Series 1998 B
   5.900% due 08/01/2000                             13,000          13,012
                                                              -------------
Total Municipal Bonds & Notes                                        13,012
(Cost $12,998)                                                =============

---------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.1%
---------------------------------------------------------------------------
Small Business Administration
   7.000% due 01/25/2013 (d)                            267             270
   6.750% due 02/25/2014 (d)                            833             853
Student Loan Marketing Assn.
   5.129% due 06/30/2000 (d)                         46,000          45,958
   5.333% due 04/25/2006 (d)                         10,347          10,304
   5.495% due 04/25/2007 (d)                         39,015          38,958
                                                              -------------
Total U.S. Government Agencies                                       96,343
(Cost $96,407)                                                =============

---------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 8.6%
---------------------------------------------------------------------------
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (h)                         11,407          11,335
   3.625% due 07/15/2002 (h)                        134,092         133,254
   3.375% due 01/15/2007 (h)(j)                      36,612          34,975
   3.625% due 01/15/2008 (h)(j)                      28,373          27,469
   3.625% due 01/15/2008 (h)                         90,794          87,899
   3.875% due 01/15/2009 (h)(j)                       3,456           3,403
   3.875% due 01/15/2009 (h)                         91,981          90,572
U.S. Treasury Notes
   5.500% due 02/29/2000 (b)(j)                       9,670           9,688
                                                              -------------
Total U.S. Treasury Obligations                                     398,595
(Cost $399,842)                                               =============

---------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 36.2%
---------------------------------------------------------------------------
Collateralized Mortgage Obligations 15.1%
Cendant Mortgage Corp.
   6.500% due 09/18/2029                                596             591
Chase Commercial Mortgage Securities Corp.
   7.600% due 12/18/2005                                200             205
   6.900% due 09/19/2006                                135             135
Chase Mortgage Finance Corp.
  10.000% due 11/25/2009                                347             353
   6.500% due 06/25/2013                              7,592           7,503
   6.204% due 04/25/2025 (d)                          4,172           3,840
   6.750% due 07/25/2028                              9,950           9,471
   6.350% due 07/25/2029                              5,000           4,939
CMC Securities Corp. IV
   7.250% due 10/25/2027                             12,141          11,985
Collateralized Mortgage Obligation Trust
   5.750% due 01/20/2003 (d)                              9               9
   9.500% due 06/25/2020                                332             332
Commercial Mortgage Acceptance Corp.
   6.790% due 08/15/2008                              1,289           1,282
Commercial Trust
   6.670% due 12/15/2003                              4,890           4,718
Countrywide Funding Corp.
   5.750% due 01/25/2035 (d)                          4,057           4,064
Countrywide Home Loans
   6.250% due 07/25/2009                              1,124           1,123
   6.900% due 12/25/2027                             18,168          18,092
   6.050% due 04/25/2029                             56,626          54,077
Criimi Mae Financial Corp.
   7.000% due 01/01/2033                              8,599           8,543
CS First Boston Mortgage Securities Corp.
   6.400% due 02/17/2004                                153             152
   6.520% due 07/17/2007                                145             140
Dime Savings
   6.810% due 11/01/2018 (d)                          1,955           1,799
DLJ Mortgage Acceptance Corp.
  11.000% due 08/01/2019                                889             971
   4.224% due 05/25/2024 (d)                          1,445           1,506
   5.875% due 06/25/2026 (d)                         13,915          13,833
   6.850% due 12/17/2027                                165             165
Enterprise Mortgage Acceptance Co.
   6.110% due 07/15/2003                                132             131
Federal Home Loan Mortgage Corp.
   6.000% due 07/15/2006                              3,064           3,060
   6.500% due 08/15/2006                              3,000           3,008
  10.000% due 09/15/2009                                  3               3
   6.375% due 08/15/2011                              3,774           3,777
   6.500% due 08/15/2011                             21,167          20,952
  12.500% due 09/30/2013                                628             658
   6.250% due 07/15/2014                              1,752           1,753
  10.000% due 07/15/2019                                295             312
   9.000% due 11/15/2019                                832             846
   7.500% due 04/15/2020                                438             438
  10.000% due 05/15/2020                                207             218
   9.000% due 12/15/2020                              3,833           3,974
   7.500% due 12/15/2020                              1,561           1,574
   9.500% due 01/15/2021                              1,233           1,285
   8.000% due 04/15/2021                              1,384           1,420
   9.000% due 05/15/2021                                244             253
   7.500% due 01/20/2024                              7,247           7,305
Federal National Mortgage Assn.
   8.950% due 05/25/2003                                 43              44
   9.000% due 07/25/2003                                331             338
   9.400% due 07/25/2003                                 75              77
   6.875% due 06/25/2009                              1,949           1,956
   7.000% due 09/25/2016                             10,368          10,359
   8.750% due 05/25/2019                                 46              47
   9.000% due 07/25/2019                                 43              43
   9.500% due 03/25/2020                              3,340           3,575
   9.500% due 05/25/2020                              1,450           1,531
   9.000% due 03/25/2021                              4,104           4,246
   9.000% due 04/25/2021                                139             145
   8.000% due 03/25/2022                                 53              53
   5.000% due 01/25/2024                                169             168
   7.000% due 03/25/2024                              5,000           4,800
   8.500% due 04/01/2025                              3,528           3,666
   6.455% due 02/01/2028 (d)                          7,949           8,025
First Plus Home Loan Trust
   6.060% due 09/10/2011                                500             499
GE Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                              3,458           3,447
   6.500% due 02/25/2024                                 10              10
German American Capital Corp.
   7.000% due 08/12/2010                              6,800           6,940
Glendale Federal Savings & Loan
   6.577% due 03/25/2030 (d)                          1,407           1,426
Government National Mortgage Assn.
   7.000% due 10/20/2025                              7,000           6,829
Greenwich
   8.145% due 11/25/2024 (d)                            575             583
Independent National Mortgage Corp.
   7.729% due 11/25/2024 (d)                            871             885
J.P. Morgan Commercial Mortgage Finance Corp.
   7.069% due 09/15/2029                                185             186
   6.373% due 01/15/2030                                138             136
LB Commercial Conduit Mortgage Trust
   6.330% due 11/18/2004                                135             132
Lehman Large Loan
   6.790% due 06/12/2004                                162             163
Mellon Residential Funding Corp.
   6.400% due 06/26/2028                              2,661           2,591


54 See accompanying notes

                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
---------------------------------------------------------------------------

   6.580% due 07/25/2029                      $      17,411   $      17,324
Merrill Lynch Mortgage Investors, Inc.
   6.310% due 11/15/2026                                251             247
Morgan Stanley Capital
   6.860% due 07/15/2005                                130             128
   7.227% due 01/16/2006                                230             235
   6.220% due 06/03/2030                                224             218
Mortgage Capital Funding, Inc.
   6.325% due 10/18/2007                             23,055          22,575
Nomura Asset Securities Corp.
   6.625% due 01/25/2009                              1,295           1,295
Norwest Asset Securities Corp.
   6.250% due 11/25/2013                             16,639          16,078
   7.000% due 01/25/2028                             34,978          34,651
   6.500% due 01/25/2029                              6,000           5,616
Norwest Mortgage
  12.250% due 04/01/2014                                214             213
PNC Mortgage Securities Corp.
   6.500% due 02/25/2028                             11,669          11,643
   6.750% due 05/25/2028                              5,694           5,631
Prudential Bache
   5.740% due 09/01/2018 (d)                             27              26
   8.400% due 03/20/2021                              4,279           4,401
Prudential Home Mortgage Securities
   7.500% due 10/25/2007                                878             886
   7.000% due 01/25/2008                             10,000           9,962
   6.750% due 11/25/2008                              4,751           4,525
   7.000% due 06/25/2023                              3,014           2,999
   6.050% due 04/25/2024                                206             205
   6.000% due 05/25/2024                                 18              18
Resecuritization Mortgage Trust
   5.630% due 04/26/2021 (d)                         16,076          15,629
Residential Accredit Loans, Inc.
   6.500% due 02/25/2029                             28,596          27,631
Residential Asset Securitization Trust
   6.500% due 09/25/2014                                491             478
Residential Funding Mortgage Securities, Inc.
   6.500% due 06/25/2008                              1,211           1,211
   6.500% due 04/25/2009                                 47              47
   6.500% due 08/25/2013                              3,680           3,561
   5.650% due 07/01/2019 (d)                            888             862
   7.100% due 07/25/2027                              4,220           4,219
   7.000% due 10/25/2027                             10,000           9,457
   7.250% due 10/25/2027                             19,500          19,552
   6.250% due 11/25/2028                              6,000           5,408
Resolution Trust Corp.
   6.543% due 09/25/2019 (d)                            831             829
   8.625% due 10/25/2021                             13,661          13,620
   5.340% due 10/25/2021                                503             505
   6.945% due 10/25/2021 (d)                            108             108
   6.900% due 02/25/2027                              4,344           3,971
   9.000% due 09/25/2028                                167             167
   7.354% due 10/25/2028 (d)                            104             106
Ryland Acceptance Corp.
   8.000% due 03/01/2018                              2,051           2,044
Ryland Mortgage Securities Corp.
   6.442% due 11/25/2021                              1,359           1,365
Salomon Brothers Mortgage Securities
   6.972% due 12/25/2017 (d)                          1,808           1,814
   7.538% due 03/25/2024 (d)                          1,568           1,600
Securitized Asset Sales, Inc.
   6.750% due 08/25/2025                              1,634           1,633
Shearson Lehman
   9.600% due 03/25/2021                                347             346
Structured Asset Mortgage Investments, Inc.
   6.125% due 11/25/2013                             37,218          35,725
   6.906% due 06/25/2028 (d)                          7,139           7,142
   9.054% due 06/25/2029                              9,696          10,185
   6.584% due 06/25/2029 (d)                         32,422          31,591
   6.750% due 05/02/2030                              5,000           4,881
Structured Asset Notes Transactions Limited
   6.650% due 08/30/2005                             23,709          22,945
Structured Asset Securities Corp.
   7.000% due 12/25/2027                             51,500          48,715
TMA Mortgage Funding Trust
   5.719% due 01/25/2029 (d)                         14,670          14,666
Union Planters Mortgage Finance Corp.
   6.450% due 01/25/2028                              6,000           5,955
                                                              -------------
                                                                    700,539
                                                              =============
Federal Home Loan Mortgage Corporation 4.5%
   4.750% due 06/01/2001                                  7               7
   5.730% due 11/01/2014-07/01/2027 (d)(g)            2,286           2,244
   5.740% due 01/01/2030-12/01/2030 (d)(g)            3,074           3,013
   5.750% due 01/15/2008-01/01/2020 (d)(g)            7,000           6,947
   5.754% due 09/01/2015-10/01/2030 (d)(g)            3,246           3,187
   5.756% due 06/01/2030 (d)                            511             498
   5.820% due 01/01/2020 (d)                            594             585
   5.836% due 02/01/2016 (d)                             84              83
   6.000% due 10/23/2006-08/01/2028 (d)(g)           45,531          42,919
   6.500% due 04/01/2000-10/01/2028 (g)               9,597           9,616
   6.553% due 02/01/2020 (d)                          2,590           2,636
   6.750% due 06/15/2019                              7,723           7,756
   6.757% due 03/01/2024 (d)                             90              93
   6.893% due 07/01/2018 (d)                            382             392
   6.901% due 10/01/2027 (d)                          1,354           1,376
   6.978% due 01/01/2024 (d)                          1,109           1,142
   7.013% due 01/01/2024 (d)                          2,220           2,273
   7.026% due 11/01/2022 (d)                          1,842           1,899
   7.102% due 06/01/2024 (d)                            786             808
   7.156% due 12/01/2022 (d)                            786             804
   7.337% due 09/01/2023 (d)                            305             312
   7.500% due 09/01/2006                                 94              94
   7.512% due 11/01/2023 (d)                            771             780
   7.550% due 10/01/2023 (d)                          1,203           1,217
   8.000% due 07/01/2006-06/01/2027 (g)              95,583          97,967
   8.250% due 10/01/2007-11/01/2007 (g)                  33              35
   8.500% due 07/01/2001-11/01/2025 (g)              15,698          16,303
   8.750% due 02/01/2001-04/01/2002 (g)                  31              31
   9.000% due 05/01/2002-08/01/2022 (g)               3,834           4,020
   9.250% due 07/01/2001                                  3               3
   9.500% due 03/01/2001-12/01/2004 (g)                  75              78
   9.750% due 03/01/2001-11/01/2008 (g)                 763             799
  10.000% due 04/01/2001-04/01/2015 (g)                  14              15
  10.500% due 07/01/2000-02/01/2016 (g)                  53              57
  10.750% due 10/01/2000-08/01/2011 (g)                 391             422
  11.500% due 10/01/2015                                  1               1
  11.750% due 11/01/2010-08/01/2015 (g)                  15              15
  14.000% due 09/01/2012-04/01/2016 (g)                  12              14
  14.500% due 12/01/2010                                  4               5
  15.000% due 08/01/2011-12/01/2011 (g)                   4               4
  15.500% due 11/01/2011                                  0               1
                                                              -------------
                                                                    210,451
                                                              =============
Federal Housing Administration 1.0%
   6.950% due 04/01/2014                              2,165           1,955
   7.400% due 02/01/2019                                127             129
   7.421% due 11/01/2019                                657             667
   7.430% due 10/01/2019-08/01/2022 (g)              40,718          41,320
                                                              -------------
                                                                     44,071
                                                              =============
Federal National Mortgage Association 6.7%
   5.729% due 10/01/2026 (d)                             56              54
   5.730% due 11/01/2016-10/01/2028 (d)(g)           16,619          16,291
   5.734% due 07/01/2024 (d)                          1,276           1,252
   5.735% due 01/01/2027-08/01/2029 (d)(g)              771             756
   5.740% due 08/01/2020-08/01/2029 (d)(g)            1,554           1,525
   5.742% due 12/01/2030 (d)                          5,662           5,548
   5.749% due 07/01/2020 (d)                            812             798
   5.751% due 02/01/2024 (d)                            894             877
   5.753% due 05/01/2036 (d)                          3,351           3,267
   5.754% due 04/01/2019-05/01/2031 (d)(g)            5,954           5,844
   5.758% due 05/01/2036 (d)                          1,231           1,201
   5.770% due 06/01/2014-07/01/2014 (d)(g)            1,245           1,226
   5.788% due 04/25/2022 (d)                            235             239
   5.794% due 06/01/2024 (d)                             41              40
   5.800% due 08/01/2023 (d)                            944             926
   5.825% due 04/01/2018 (d)                          7,119           6,893
   6.000% due 05/01/2011-12/25/2020 (g)                 293             286
   6.132% due 01/01/2021 (d)                            511             511
   6.241% due 07/01/2017 (d)                            621             633

                                                       See accompanying notes 55

Low Duration Fund
September 30, 1999 (Unaudited)
                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
---------------------------------------------------------------------------

   6.315% due 09/01/2006                      $      19,999   $      19,274
   6.368% due 11/01/2017 (d)                            382             384
   6.375% due 10/25/2029                              5,200           5,091
   6.500% due 10/22/2005-06/01/2008 (g)              10,018           9,883
   6.669% due 11/01/2018 (d)                            174             178
   6.802% due 04/01/2024 (d)                          2,419           2,486
   6.904% due 01/01/2024 (d)                             57              60
   6.923% due 01/01/2024 (d)                          2,610           2,687
   7.000% due 04/01/2002-05/01/2012 (g)                 391             392
   7.230% due 07/01/2023 (d)                          1,524           1,583
   7.300% due 10/01/2024 (d)                          4,657           4,787
   7.500% due 04/01/2024-05/01/2024 (g)              10,416          10,495
   8.000% due 03/01/2004-12/01/2025 (g)               7,251           7,427
   8.500% due 03/01/2008-08/01/2026 (g)             181,060         187,854
   9.500% due 07/01/2025-11/01/2025 (g)               4,752           5,027
  10.000% due 02/01/2004-06/01/2019 (g)               1,457           1,563
  10.500% due 06/01/2005-11/01/2005 (g)                 182             190
  11.000% due 09/01/2000                                  5               5
  11.250% due 12/01/2010-10/01/2015 (g)                 168             186
  11.750% due 02/01/2016                                 37              42
  12.000% due 01/01/2015-10/01/2015 (g)                   6               7
  12.750% due 03/01/2014                                 26              29
  13.000% due 07/01/2015                                  8               9
  13.250% due 09/01/2011                                 17              20
  13.500% due 04/01/2014                                  3               4
  14.500% due 08/01/2014                                 40              46
  15.500% due 10/01/2012-12/01/2012 (g)                  68              79
  15.750% due 12/01/2011                                 34              40
  16.000% due 09/01/2012-12/01/2012 (g)                  17              19
                                                              -------------
                                                                    308,014
                                                              =============
Government National Mortgage Association 7.2%
   6.000% due 11/23/2029 (d)                         35,000          34,923
   6.125% due 10/20/2023-10/20/2025 (d)(g)           56,328          57,168
   6.375% due 04/20/2016-06/20/2027 (d)(g)           52,161          52,849
   6.500% due 05/15/2023-10/15/2023 (g)                 572             552
   6.625% due 08/20/2022-07/20/2027 (d)(g)           94,516          95,707
   7.000% due 03/15/2011-04/15/2026 (g)               5,362           5,299
   7.500% due 02/15/2022-01/15/2028 (g)              52,586          52,996
   8.000% due 07/15/2004-05/15/2025 (g)              30,833          31,895
   8.500% due 04/15/2022-03/20/2027 (g)               1,330           1,379
   9.750% due 07/15/2013-02/15/2020 (g)                 876             943
  11.250% due 10/15/2000                                  2               2
  11.750% due 08/15/2013-08/15/2015 (g)                  77              86
  12.000% due 06/20/2015                                 14              16
  12.250% due 01/15/2014-03/15/2014 (g)                 198             225
  13.000% due 10/15/2013                                  6               7
  13.500% due 05/15/2011-11/15/2012 (g)                  28              32
  16.000% due 12/15/2011-04/15/2012 (g)                  37              45
                                                              -------------
                                                                    334,124
                                                              =============
Other Mortgage-Backed Securities 1.3%
Allied Waste North America, Inc.
   8.188% due 07/30/2006 (d)                         13,636          13,569
   8.250% due 07/30/2007 (d)                          3,818           3,819
   8.438% due 07/30/2007 (d)                         10,363          10,327
First Boston Mortgage Securities Corp.
   8.300% due 08/20/2009                                 90              90
Glendale Federal Savings & Loan
  11.000% due 03/01/2010                                 17              18
Goldman Sachs Mortgage Securities Corp.
   7.750% due 05/19/2027                             12,370          12,645
Home Savings of America
   5.464% due 05/25/2027 (d)                          1,440           1,400
   5.539% due 09/25/2028 (d)                          1,013           1,002
Imperial Savings & Loan
   8.828% due 07/25/2017 (d)                             39              39
   9.900% due 02/25/2018                                408             419
MDC Mortgage Funding
   8.031% due 01/25/2025 (d)                            218             222
Resolution Trust Corp.
   6.004% due 05/25/2019 (d)                          3,823           3,790
   6.860% due 08/25/2019 (d)                          3,633           3,634
  10.299% due 08/25/2021 (d)                            514             514
   9.500% due 05/25/2024                                 26              26
   5.705% due 10/25/2028 (d)                          2,150           2,181
   6.908% due 05/25/2029 (d)                          2,499           2,500
Salomon Brothers Mortgage Securities
  11.500% due 09/01/2015                                482             495
   7.372% due 12/25/2017 (d)                            184             181
Sears Mortgage
  12.000% due 02/25/2014                                 80              80
   7.217% due 10/25/2022 (d)                          2,483           2,511
Western Federal Savings & Loan
   6.269% due 11/25/2018 (d)                             22              21
                                                              -------------
                                                                     59,483
                                                              =============
Stripped Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corp. (IO)
   6.250% due 09/15/2004                                282               1
   6.000% due 02/15/2006                              1,067              44
   9.982% due 07/15/2006                                 21             155
  10.195% due 08/15/2006                                  8              72
  11.944% due 12/15/2006                                 18             197
   6.000% due 10/15/2007                              1,059              54
   6.000% due 02/15/2008                              3,368             191
   7.000% due 08/15/2018                              7,321             754
   7.500% due 12/15/2018                                363               4
   7.000% due 04/15/2019                              1,248              56
   6.500% due 05/15/2019                              7,062             559
   6.500% due 06/15/2019                              5,405             325
  10.496% due 04/15/2021                                 17             283
   6.500% due 04/15/2022                              4,427             464
   7.000% due 05/15/2023                                461              65
   4.000% due 01/15/2024                             20,919           4,631
Federal National Mortgage Association (IO)
   6.000% due 07/25/2005                                658              15
   7.272% due 09/25/2006                                 49             468
   6.000% due 02/25/2008                              4,405             274
 256.000% due 11/01/2008                                 29             164
   0.950% due 03/25/2009 (d)                         21,960             394
   6.500% due 03/25/2009                              8,353             876
   8.815% due 06/25/2016                                  9              16
   6.533% due 07/25/2017                              2,590           2,542
   7.500% due 03/25/2019                              3,074             263
   6.500% due 05/25/2019                             10,000           1,171
   6.500% due 04/25/2020                             12,259             921
   7.000% due 05/25/2021                              6,759             618
   8.598% due 02/25/2022                                 27             437
   6.500% due 03/25/2023                              5,051             592
   4.875% due 03/25/2024 (d)                          7,773             401
Federal National Mortgage Association (PO)
   0.000% due 07/25/2022                                416             412
   0.000% due 09/25/2022                                 35              30
Prudential Home Mortgage Securities (IO)
   0.300% due 04/25/2009 (d)                         60,571             387
Resolution Trust Corp. (PO)
   0.000% due 09/25/2000                                305             306
                                                              -------------
                                                                     18,142
                                                              -------------
Total Mortgage-Backed Securities                                  1,674,824
(Cost $1,695,182)                                             =============

---------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 5.3%
---------------------------------------------------------------------------
Allied Waste North America, Inc.
   8.438% due 07/30/2007 (d)                          2,182           2,183
AT&T Universal Card Master Trust
   5.950% due 10/17/2002                              4,000           3,996
Bombardier Capital Mortgage
   6.605% due 09/15/2010                             11,614          11,614
Capital Asset Research Funding LP
   6.400% due 12/15/2004                                 92              92
Citicorp Mortgage Securities, Inc.
   6.750% due 05/25/2028                              6,266           5,893
CMC Securities Corporation IV
   7.250% due 11/25/2027                              8,838           8,685
Community Program Loan Trust
   4.500% due 10/01/2018                             17,336          15,678
Contimortgage Home Equity Loan Trust
   5.360% due 04/15/2028 (d)                            304             304
Duck Auto Grantor Trust
   5.650% due 03/15/2004                             16,064          15,969


56 See accompanying notes

                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
---------------------------------------------------------------------------

Empire Funding Home Loan Owner Trust
   6.590% due 05/25/2014                      $      25,702   $      25,600
Federal-Mogul Corp.
   7.250% due 12/31/2005 (d)                          5,000           5,000
GF Funding Corp.
   6.250% due 09/30/2002                             27,977          27,977
Green Tree Home Improvement Loan
   6.320% due 09/15/2029                             21,000          20,980
IMC Home Equity Loan Trust
   5.596% due 10/20/2027 (d)                          7,414           7,443
Lyondell Petroleum
   8.980% due 12/31/2003 (d)                          5,000           4,978
Merit Securities Corp.
   7.040% due 01/28/2030                             35,000          35,131
New York City Tax Lien
   6.350% due 04/01/2007                             12,855          12,823
Oakwood Mortgage Investors, Inc.
   6.950% due 08/15/2027                              5,500           5,471
Premiet Auto Trust
   5.560% due 04/08/2001                              3,163           3,163
Primedia, Inc.
   8.130% due 07/31/2004 (d)                         15,000          14,981
Prudential Home Mortgage Security
   7.000% due 08/25/2009                              4,000           4,031
Starwood Hotels & Resorts Worldwide, Inc.
   9.133% due 02/23/2003 (d)                         10,000          10,000
Stone Container Corp.
   8.750% due 10/01/2003 (d)                          4,725           4,737
                                                              -------------
Total Asset-Backed Securities                                       246,729
(Cost $247,546)                                               =============

---------------------------------------------------------------------------
 SOVEREIGN ISSUES 3.3%
---------------------------------------------------------------------------
Central Bank Philippines
   6.000% due 06/01/2008 (d)                         11,000          10,175
Hydro Quebec
   9.000% due 03/07/2001                             10,000          10,357
Korea Development Bank
   7.125% due 09/17/2001                              5,000           4,966
   7.900% due 02/01/2002                              1,300           1,308
   7.625% due 10/01/2002                             36,000          35,797
Nacional Financiera
  10.625% due 11/22/2001                              7,500           7,774
Petroleos Mexicanos
   9.375% due 12/02/2008                              5,500           5,612
Province of Quebec
   5.000% due 10/25/2001 (d)                            250             248
Republic of Argentina
  14.250% due 11/30/2002 (d)                          4,000           3,781
  11.447% due 04/10/2005 (d)                          9,000           7,932
Republic of Bulgaria
   6.500% due 07/28/2024 (d)                          5,000           3,438
Republic of Korea
   7.594% due 04/08/2000 (d)                          8,500           8,532
Republic of Philippines
   6.000% due 12/01/2007                              3,000           2,768
State of Qatar
   9.500% due 05/21/2009                              2,000           2,065
United Mexican States
   6.000% due 04/07/2000 (d)                          9,206           9,146
   5.820% due 06/28/2001                             10,500          10,238
   6.768% due 06/27/2002 (d)                          9,000           8,865
   9.060% due 04/07/2004 (d)                          5,000           5,050
   5.874% due 12/31/2019                             15,000          12,929
                                                              -------------
Total Sovereign Issues                                              150,981
(Cost $149,731)                                               =============

---------------------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 0.2%
---------------------------------------------------------------------------
Commonwealth of Canada
   8.750% due 12/01/2005                     C$       1,150   $         904
United Mexican States
   8.750% due 05/30/2002                     BP       3,000           4,895
   5.000% due 09/30/2002                     JY     550,000           5,387
                                                              -------------
Total Foreign Currency-Denominated Issues                            11,186
(Cost $10,287)                                                =============

---------------------------------------------------------------------------
 PREFERRED STOCK 1.7%
---------------------------------------------------------------------------
                                                     Shares
Home Ownership Funding
  13.330% due 12/31/2049                              3,000   $       2,490
Rhone-Poulenc SA
   8.125% due 12/31/2049                             13,000             305
SI Financing Trust
   9.500% due 06/30/2026                            806,600          20,820
TCI Communications, Inc.
  10.000% due 05/31/2045                            800,300          20,858
   9.720% due 12/31/2036                            224,700           5,912
   8.720% due 01/31/2045                          1,170,100          29,399
                                                              -------------
Total Preferred Stock                                                79,784
(Cost $83,777)                                                =============

---------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 3.0%
---------------------------------------------------------------------------
                                                  Principal
                                                     Amount
                                                     (000s)
Commercial Paper 2.2%
American Express
   5.280% due 10/12/1999                      $       3,600           3,595
   5.280% due 10/27/1999                              2,600           2,591
Bellsouth Telecom
   5.270% due 10/05/1999                              6,800           6,796
   5.250% due 10/06/1999                              1,500           1,499
   5.290% due 10/26/1999                              1,900           1,893
Coca Cola Co.
   5.270% due 10/22/1999                             11,700          11,664
Ford Motor Credit Corp.
   5.300% due 10/12/1999                             13,000          12,979
General Electric Capital Corp.
   5.300% due 10/05/1999                              1,300           1,299
   5.370% due 10/20/1999                              6,200           6,182
General Motors Acceptance Corp.
   5.300% due 10/19/1999                              2,500           2,493
Hewlett-Packard Co.
   5.300% due 10/07/1999                              7,500           7,493
US West Communications
   6.250% due 02/08/2000                             40,000          39,202
Warner-Lambert Co.
   5.270% due 10/05/1999                              5,500           5,497
                                                              -------------
                                                                    103,183
                                                              =============
Repurchase Agreement 0.6%
State Street Bank
   4.800% due 10/01/1999                             27,689          27,689
   (Dated 09/30/1999. Collateralized by                       -------------
   Federal National Mortgage Association
   0.000% 08/11/2000 valued at $28,247,369.
   Repurchase proceeds are $27,692,692.)

U.S. Treasury Bills (b) 0.2%
   4.710% due 02/17/2000                              8,995           8,832
                                                              -------------

Total Short-Term Instruments                                        139,704
(Cost $139,597)                                               =============

Total Investments (a) 103.2%                                  $   4,775,841
(Cost $4,812,209)

Written Options (c) (0.2%)                                           (9,228)
(Premiums $9,125)

Other Assets and Liabilities (Net) (3.0%)                          (137,647)
                                                              -------------

Net Assets 100.0%                                             $   4,628,966
                                                              =============

                                                       See accompanying notes 57

Low Duration Fund
September 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                     $      12,335

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                         (48,703)
                                                              -------------

Unrealized depreciation-net                                   $     (36,368)
                                                              =============

(b) Securities with an aggregate market value of $18,520 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1999:

                                                                 Unrealized
                                                       # of   Appreciation/
Type                                              Contracts  (Depreciation)
---------------------------------------------------------------------------
Eurodollar September Futures (09/2000)                  210   $         (24)
Eurodollar December Futures (12/1999)                   330            (872)
Eurodollar December Futures (03/2000)                   120            (288)
Eurodollar December Futures (12/2000)                 1,255          (1,298)
U.S. Treasury 5 Year Note (12/1999)                     404             123
                                                              -------------
                                                              $      (2,359)
                                                              =============

(c) Premiums received on written options:

                                        # of
Type                               Contracts        Premium           Value
---------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 118.00 Exp. 11/20/1999     5,000  $       2,004   $       1,484
Put - CBOT U.S. Treasury Bond December Futures
   Strike @ 110.00 Exp. 11/20/1999     5,000          1,067           1,641
Put - OTC U.S.Treasury Note
   5.250%  due  05/2004
   Strike @ 95.469 Exp. 10/15/1999    24,000             99               0
Put - CME Eurodollar December Futures
   Strike @ 94.250 Exp. 12/13/1999     1,250            197             325
Put - CME Eurodollar December Futures
   Strike @ 94.500 Exp. 12/13/1999     5,000          1,177           2,375
Put - CME Eurodollar December Futures
   Strike @ 94.000 Exp. 12/13/1999    15,510          3,013           1,706
Put - CME Eurodollar December Futures
   Strike @ 93.500 Exp. 12/18/2000     3,750          1,230           1,369
Put - LIFFE BP 90 Day LIBOR 09/2000
   Strike @ 93.000  Exp. 09/20/2000  175,000            338             328
                                              -----------------------------
                                              $       9,125   $       9,228
                                              =============================

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Foreign forward currency contracts outstanding at September 30, 1999:

                            Principal
                               Amount                            Unrealized
                           Covered by       Settlement        Appreciation/
Type        Currency         Contract            Month       (Depreciation)
---------------------------------------------------------------------------
Sell              BP            6,183          10/1999        $         (20)
Sell              C$            1,957          10/1999                  (17)
Sell              EC            2,780          02/2000                   41
Sell              JY          581,184          02/2000                  128
Buy               PZ           20,000          02/2000                 (130)
                                                              -------------
                                                              $           2
                                                              =============

(f) Principal amount denoted in indicated currency:

       BP -  British Pound
       C$ -  Canadian Dollar
       EC -  European Currency Unit
       JY -  Japanese Yen
       PZ -  Polish Zloty

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Restricted security.

(j) Subject to a financing transaction.

(k) Swap agreements outstanding at September 30, 1999:


Type                                               Notional      Unrealized
                                                     Amount  (Depreciation)
---------------------------------------------------------------------------
Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.950%. In the event of default of Republic of Argentina Floating Rate
Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                               $       3,100   $         (31)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.700%. In the event of default of Republic of Argentina Floating Rate
Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/28/2001                                       1,500             (20)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%. In the event of default of Republic of Argentina Floating Rate
Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                       2,000             (26)
                                                              -------------
                                                              $         (77)
                                                              =============


58 See accompanying notes

Schedule of Investments

Money Market Fund
September 30, 1999 (Unaudited)
                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
---------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 115.0%
---------------------------------------------------------------------------
Commercial Paper 94.4%
Alcoa
   5.300% due 10/07/1999                      $       2,500   $       2,498
AlliedSignal, Inc.
   5.260% due 10/19/1999                              2,500           2,493
   5.670% due 03/09/2000                                500             487
Aluminum Co. of America
   5.280% due 10/13/1999                             20,000          19,965
American Express
   5.300% due 10/12/1999                             17,200          17,172
   5.280% due 10/27/1999                              5,200           5,180
American Home
   5.300% due 10/25/1999                              1,600           1,594
Ameritech Corp.
   5.300% due 10/05/1999                             20,000          19,987
AT & T Corp.
   5.350% due 10/08/1999                             12,370          12,357
Bellsouth Telecom
   5.270% due 10/05/1999                             15,000          14,991
   5.260% due 10/06/1999                              4,000           3,997
   5.290% due 10/26/1999                              4,000           3,985
Campbell Soup Co.
   5.270% due 10/26/1999                             24,500          24,410
Canada Bills
   5.300% due 10/19/1999                              1,800           1,795
Canadian Wheat Board
   5.300% due 10/21/1999                              1,000             997
Coca Cola Co.
   5.300% due 10/13/1999                             10,700          10,681
   5.270% due 10/26/1999                                500             498
Coca-Cola Co.
   5.270% due 10/01/1999                              4,500           4,500
E.I. Du Pont de Nemours
   5.280% due 10/20/1999                                500             499
Electronic Data System Corp.
   5.260% due 10/06/1999                              4,000           3,997
Export Development Corp.
   5.350% due 10/07/1999                             15,000          14,987
Federal Home Loan Bank
   5.110% due 10/08/1999                              3,100           3,097
Federal Home Loan Mortgage Corp.
   5.170% due 10/04/1999                              8,000           7,997
   5.190% due 10/04/1999                              7,300           7,297
   5.220% due 10/04/1999                              7,600           7,597
   5.180% due 10/14/1999                              8,100           8,085
   5.200% due 10/21/1999                              1,349           1,345
Federal National Mortgage Assn.
   5.130% due 10/25/1999                                500             498
Florida Power Corp.
   5.350% due 10/19/1999                             11,900          11,868
Ford Motor Credit Corp.
   5.200% due 10/07/1999                             15,000          14,987
   5.280% due 10/07/1999                              3,500           3,497
GAP, Inc.
   5.280% due 10/05/1999                             10,000           9,994
General Electric Capital Corp.
   5.280% due 10/06/1999                              9,800           9,793
General Motors Acceptance Corp.
   5.570% due 02/08/2000                             11,650          11,416
Gillette Co.
   5.280% due 10/13/1999                             15,000          14,974
Goldman Sachs Group
   5.160% due 10/18/1999                             12,000          11,971
Heinz Corp.
   5.250% due 10/04/1999                              4,348           4,346
   5.290% due 10/18/1999                              6,400           6,384
Hewlett-Packard Co.
   5.300% due 10/07/1999                             15,000          14,987
   5.300% due 10/08/1999                              7,000           6,993
   5.350% due 10/12/1999                              1,000             998
IBM Credit Corp.
   5.310% due 10/04/1999                              2,000           1,999
   5.290% due 10/21/1999                             20,200          20,141
Johnson & Johnson
   4.780% due 10/13/1999                             10,000           9,984
   5.230% due 02/02/2000                             10,000           9,820
Kellogg Co.
   5.270% due 10/18/1999                              4,720           4,708
KFW International Finance, Inc.
   5.300% due 12/01/1999                             15,000          14,865
Merck & Co., Inc.
   5.750% due 02/04/2000                                100              98
Motorola, Inc.
   5.300% due 10/28/1999                              7,000           6,972
   5.320% due 10/28/1999                              1,600           1,594
   5.350% due 11/23/1999                             14,900          14,783
National Australia Funding
   5.730% due 01/31/2000                             15,000          14,709
National Rural Utilities Cooperative
   5.320% due 10/20/1999                              1,700           1,695
New York Times Co.
   5.300% due 10/08/1999                              5,300           5,295
Procter & Gamble Co.
   5.280% due 10/27/1999                              1,900           1,893
Sara Lee Credit Corp.
   5.350% due 10/07/1999                              1,485           1,484
Shell Oil Co.
   5.240% due 10/07/1999                             14,100          14,088
United Parcel Service Co.
   5.270% due 10/05/1999                              1,380           1,379
Wal-Mart Stores, Inc.
   5.280% due 10/04/1999                              5,000           4,998
   5.280% due 10/12/1999                              4,000           3,994
Warner-Lambert Co.
   5.270% due 10/05/1999                                600             600
Wisconsin Electric
   5.400% due 10/05/1999                              1,000             999
                                                              -------------
                                                                    461,292
                                                              =============
Repurchase Agreements 4.6%
State Street Bank
   4.800% due 10/01/1999                              1,433           1,433
   (Dated 09/30/1999. Collateralized by
   Federal National Mortgage Association
   0.000% 02/01/2000 valued at $1,465,415.
   Repurchase proceeds are $1,433,191)

J.P. Morgan
   5.200% due 10/01/1999                             20,900          20,900
   (Dated 09/30/1999. Collateralized by U.S. Treasury
   Note 7.875% 08/15/2001 valued at $21,359,010.
   Repurchase proceeds are $20,903,019.)
                                                              -------------
                                                                     22,333
                                                              =============
Short-Term Notes 16.0%
Associates Corp. of North America
   9.125% due 04/01/2000                              4,500           4,568
Federal Home Loan Mortgage Corporation
   4.705% due 05/18/2000                             20,000          19,990
Ford Motor Credit Corp.
   7.500% due 03/31/2000                              3,000           3,022
   9.500% due 04/15/2000                              2,370           2,415
General Electric Capital Corp.
   4.986% due 05/26/2000                             12,000          12,000
General Motors Acceptance Corp.
   5.450% due 02/22/2000                              9,500           9,500
Lehman Brothers Holdings, Inc.
   6.150% due 03/15/2000                              1,000             999
Merrill Lynch & Co.
   5.290% due 10/25/1999                              5,000           4,982
   6.380% due 07/18/2000                              5,900           5,930
   6.700% due 08/01/2000                                400             403
Morgan Stanley, Dean Witter, Discover and Co.
   6.250% due 03/15/2000                                575             576
Wal-Mart Stores, Inc.
   5.850% due 06/01/2000                             14,035          14,019
                                                              -------------
                                                                     78,404
                                                              -------------
Total Short-Term Instruments                                        562,029
(Cost $562,029)                                               =============

Total Investments 115.0%                                      $     562,029
(Cost $562,029)

Other Assets and Liabilities (Net) (15.0%)                          (73,402)
                                                              -------------

Net Assets 100.0%                                             $     488,627
                                                              =============

                                                       See accompanying notes 59

Schedule of Investments

Municipal Bond Fund
September 30, 1999 (Unaudited)
                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
---------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES 100.3%
---------------------------------------------------------------------------
Arizona 4.4%
Pima County, Arizona Industrial Development Authority
Multi-Family Revenue Bonds, (HUD SECT 8 Insured),
Series 1998, 5.375% due 06/01/2010            $       1,210   $       1,225

Scottsdale, Arizona Industrial Development Authority
Hospital Revenue Bonds, (AMBAC Insured),
Series 1997 A, 6.500% due 09/01/2004                  1,130           1,229
                                                              -------------
                                                                      2,454
                                                              =============
California 14.8%
Alameda, California Harbor Bay Business Pk Assmt
Revenue Bonds, Series 1998, 5.000% due 09/02/2006       360             351

Capistrano, California Unified School District
Special Tax, Series 1999, 5.000% due 09/01/2008         350             340

City of San Jose Redevelopment Agency Merged
Area Project, Tax Allocation Bonds, (MBIA Insured),
Series 1993, 6.000% due 08/01/2015                      500             534

Fresno, California Unified School District
General Obligation Unlimited Bonds,
(MBIA Insured), Series 1999, 5.800% due 08/01/2014      445             466

Irvine, California Special Assessment Bond,
Series 1998, 4.800% due 09/02/2004                      150             147

Irvine, California Special Assessment Bond,
Series 1998, 4.900% due 09/02/2005                      310             301

Irvine, California Special Assessment Bond,
Series 1998, 5.000% due 09/02/2006                      150             145

Irvine, California Special Assessment Bond,
Series 1999, 5.000% due 09/02/2005                      350             344

Irvine, California Special Assessment Bond,
Series 1999, 5.100% due 09/02/2006                      535             524

Irvine, California Special Assessment Bond,
Series 1999, 5.200% due 09/02/2007                      255             248

Lake Elsinore California School Refunding Bonds,
Series 1998, 5.000% due 09/01/2006                      350             343

Los Angeles County Transportation Commission,
Sales Tax Revenue Refunding Bonds, Series 1991 B
6.500% due 07/01/2013                                 1,000           1,050

Metropolitan Water District Southern California
General Obligation Unlimited Bond, Series 1998
4.750% due 03/01/2037                                 1,000             833

Montebello, California Unified School District
General Obligation Unlimited Bonds, (MBIA Insured),
Series 1999, 0.000% due 08/01/2023                      895             222

Orange County, California Improvement Bond,
Series 1998 A, 4.900% due 09/02/2005                    245             239

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998 A, 4.900% due 09/02/2003                    150             152

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998 A, 5.000% due 09/02/2004                    150             152

Riverside County, California Special Tax Refunding
Bonds, Series 1999, 4.200% due 09/01/2001               300             297

Riverside County, California Special Tax, Series 1999
4.700% due 09/01/2005                                   170             166

Roseville, California Special Tax, Series 1999
5.000% due 09/01/2004                                   350             348

Sacramento County, California Refunding Bonds,
Series 1998, 4.900% due 09/02/2005                      300             292

San Pablo, California Redevelopment Agency,
Series 1999, 5.100% due 12/01/2009                      360             358

West Sacramento, California Refunding Bonds,
Series 1998, 5.000% due 09/02/2004                      350             347
                                                              -------------
                                                                      8,199
                                                              =============
Colorado 6.4%
Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998 A, 5.000% due 12/01/2009                  1,390           1,317

El Paso County, Colorado School District
6.500% due 12/01/2012                                 2,000           2,215
                                                              -------------
                                                                      3,532
                                                              =============
Florida 4.4%
Gainesville, Florida Revenue Bonds, Series 1979
6.200% due 10/01/2002                                   300             305

Jacksonville Electric Authority, Bulk Power Supply
System Revenue Bonds, (Prerefunded 10/01/00),
Scherer 4-1-A Project, Issue One, Series 1991,
6.750% due 10/01/2021                                 1,000           1,044

Orange County, Florida, Health Facilities Authority
Revenue Bond, Series 1996 A, 6.250% due 10/01/2011    1,000           1,106
                                                              -------------
                                                                      2,455
                                                              =============
Illinois 1.9%
State of Illinois, Sales Tax Revenue Refunding Bonds,
Series 1992 Q, 6.000% due 06/15/2012                  1,000           1,058
                                                              -------------
Indiana 2.1%
Indiana Local Public Improvement Bonds Bank,
Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014                                 1,000           1,130
                                                              -------------
Louisiana 1.5%
Louisiana Local Government Environment Facility
Community Development Authority Revenue Bonds,
(AMBAC Insured), Series 1999, 4.500% due 12/01/2018   1,000             843
                                                              -------------
Massachusetts 1.2%
Massachusetts State Development Finance Agency,
(ACA Insured), Series 1999, 4.600% due 03/01/2009       400             384

Massachusetts State Development Finance Agency,
Series 1998, 4.700% due 11/01/2007                      210             202

Massachusetts State Development Finance Agency,
Series 1998, 4.800% due 11/01/2008                       90              86
                                                              -------------
                                                                        672
                                                              =============
Michigan 2.2%
Michigan State Environmental Protection General
Obligation Bonds, Series 1992, 6.250% due 11/01/2012  1,100           1,196
                                                              -------------
Minnesota 1.8%
New Richland, Minnesota Revenue Bond,
Series 1998, 4.500% due 08/01/2004                    1,000             992
                                                              -------------
Missouri 0.7%
Kansas City Missouri Industrial Development Authority
Hospital Revenue Bonds, (MBIA Insured), Series 1985
3.000% due 10/15/2015 (b)                               400             400
                                                              -------------
New Hampshire 2.0%
New Hampshire Turnpike System, Refunding
Revenue Bonds, (FGIC Insured), Series 1991 A
6.750% due 11/01/2011                                 1,000           1,116
                                                              -------------
New Jersey 3.5%
New Jersey Economic Development
Authority Revenue Bond, Series 1998,
0.000% due 04/01/2013                                 1,595             652

New Jersey Economic Development
Authority Revenue Bond, Series 1998
4.750% due 05/15/2002                                   365             361

New Jersey Economic Development
Authority Revenue Bond, Series 1998
5.600% due 01/01/2012                                 1,000             953
                                                              -------------
                                                                      1,966
                                                              =============

60 See accompanying notes

                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
---------------------------------------------------------------------------

New Mexico 2.5%
Los Alamos County, Utility Revenue Bonds,
Series 1994 A, 6.000% due 07/01/2008          $       1,000   $       1,068

Santa Fe County, El Castillo Retirement
Nursing Home Bonds, Series 1998 A
5.250% due 05/15/2007                                   315             304
                                                              -------------
                                                                      1,372
                                                              =============
New York 15.5%
New York City General Obligation Bonds,
(LOC-KBC Bank Insured), Series 1993,
4.000% due 08/01/2016 (b)                               500             500

New York City General Obligation Bonds,
Series 1995 B, 6.750% due 08/15/2003                  1,000           1,075

New York City General Obligation Bonds,
Series 1996 A, 7.000% due 08/01/2007                  1,000           1,121

New York City General Obligation Bonds,
Series 1996, 5.875% due 08/01/2024                    1,000             994

New York State Dorm Authority Mental Health Services
Revenue Bonds, Series 1997 B, 6.000% due 08/15/2005   1,850           1,955

New York State Environmental Facilities
Special Obligation Revenue Bonds, Series 1996
5.125% due 04/01/2022                                 1,000             913

State of New York Thruway Authority Revenue Bonds,
(AMBAC-TCRS Insured), Series 1996
6.000% due 04/01/2005                                 1,000           1,066

State of New York Thruway Authority Revenue Bonds,
(MBIA Insured), Series 1995 A, 5.500% due 04/01/2015  1,000             999
                                                              -------------
                                                                      8,623
                                                              =============
North Carolina 5.9%
North Carolina Eastern Municipal Power
6.500% due 01/01/2018                                 1,990           2,219

North Carolina Municipal Power Agency, Catawaba
Electric Revenue Bonds, (AMBAC Insured),
Series 1992, 6.000% due 01/01/2008                    1,000           1,068
                                                              -------------
                                                                      3,287
                                                              =============
North Dakota 1.9%
Mercer County Pollution Control Revenue Bonds,
Series 1991, 6.900% due 02/01/2019                    1,000           1,049
                                                              -------------
Ohio 3.7%
Cleveland Water and Sewer Refunding and
Improvement Revenue Bonds, (MBIA Insured),
Series 1993 G, Number 1, 5.500% due 01/01/2021        1,000             988

Ohio State Water Development Authority Pollution
Control Revenue Bonds, (MBIA Insured),
Series 1995, 6.000% due 06/01/2005                    1,000           1,069
                                                              -------------
                                                                      2,057
                                                              =============
Pennsylvania 2.9%
Delaware County, Pensylvania Hospital Revenue
Bonds, Series 1998, 4.900% due 12/01/2008               100              96

Pittsburgh, Pennsylvania General Obligation Bonds,
(AMBAC Insured), Series 1993 A,
5.500% due 09/01/2014                                 1,525           1,533
                                                              -------------
                                                                      1,629
                                                              =============
South Carolina 1.8%
Medical University South Carolina Hospital Facilities
Revenue Bonds, Series 1999, 5.700% due 07/01/2012     1,000             989
                                                              -------------
Tennessee 3.5%
Memphis-Shelby County Tennessee Airport Authority
Special Facilities and Project Revenue Bonds,
Series 1997, 5.350% due 09/01/2012                    1,000             983

Nashville & Davidson County, Tennessee
Revenue Bonds, Series 1998, 4.450% due 08/01/2007     1,000             963
                                                              -------------
                                                                      1,946
                                                              =============
Texas 10.1%
Bexar, Texas Metro Water District Waterworks
System Revenue Bonds, (MBIA Insured),
Series 1998, 0.000% due 05/01/2035                    2,190             257

Board of Regents of the University of Texas System,
Revenue Financing System Refunding Bonds,
Prefunded and Unrefunded Series 1991 B
6.750% due 08/15/2013                                   735             773

Brazos River Authority Texas Revenue Bonds,
(MBIA Insured), Series 1998, 4.900% due 10/01/2015    1,500           1,378

Houston, Texas, Water & Sewer System Revenue
Bonds, Series 1993 B, 5.000% due 12/01/2018           2,000           1,827

Midlothian Texas Independent School District,
(PSF-GTD Insured), Series 1999
0.000% due 02/15/2018                                 1,000             324

University of Texas Revenue Bonds, Series 1996
5.250% due 08/15/2007                                 1,000           1,026
                                                              -------------
                                                                      5,585
                                                              =============
Washington State 2.1%
Bellevue Washington Convention Center Authority
Special Obligation Revenue Bond, (MBIA Insured),
Series 1994, 0.000% due 02/01/2024                    1,000             239

Washington State Public Power Supply System
Nuclear Project Revenue Bonds, (BIG Insured),
Series 1989, 0.000% due 07/01/2014                    1,270             554

Washington State General Obligation Bond,
Series 1997, 0.000% due 07/01/2017                    1,000             359
                                                              -------------
                                                                      1,152
                                                              =============
Washington, D.C. 1.5%
Washington D.C. Convention Center Authority
Dedicated Tax Revenue Bonds, (AMBAC Insured),
Series 1998, 4.750% due 10/01/2028                    1,000             816
                                                              -------------
Wisconsin 2.0%
Southeast Wisconsin Professional Baseball Park
District Sales Tax Revenue Bonds, (MBIA Insured),
Series 1998, 5.500% due 12/15/2018                    1,150           1,128
                                                              -------------

Total Municipal Bonds & Notes                                        55,646
(Cost $55,724)                                                =============

 SHORT-TERM INSTRUMENTS 0.2%

State Street Global Advisors Tax Free Money Market
   3.039% due 10/01/1999                                117             116
                                                              -------------

Total Short-Term Instruments                                            116
(Cost $117)                                                   =============

Total Investments (a) 100.5%                                  $      55,762
(Cost $55,841)

Other Assets and Liabilities (Net) (0.5%)                              (260)
                                                              -------------

Net Assets 100.0%                                             $      55,502
                                                              =============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                     $         974

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                          (1,053)
                                                              -------------

Unrealized depreciation-net                                   $         (79)
                                                              =============
(b) Variable rate security. The rate listed is as of September 30, 1999.


                                                       See accompanying notes 61

Schedule of Investments
Real Return Bond Fund
September 30, 1999 (Unaudited)
                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 15.4%
--------------------------------------------------------------------------------
Banking & Finance 11.8%
AT&T Capital Corp.
   7.110% due 09/13/2001 (d)                  $         500   $         501
BAT-Crave-800
   6.680% due 08/12/2000                                190             191
Bear Stearns Co., Inc.
   5.688% due 08/01/2002 (d)                            500             499
Chase Manhattan Corp.
   5.819% due 12/10/2001 (d)                            500             505
Daiwa Securities
   6.226% due 09/29/2049 (d)                            850             646
Ford Motor Credit Corp.
   5.570% due 07/16/2002 (d)                          1,000             998
   5.565% due 02/13/2003 (d)                            350             348
General Motors Acceptance Corp.
   5.703% due 11/09/2000 (d)                            500             503
Heller Financial, Inc.
   5.846% due 09/25/2000 (d)                          1,000             999
   5.720% due 02/05/2001                                400             400
HRPT Properties Trust
   6.560% due 07/09/2007                              1,250           1,248
J.P. Morgan & Co.
   5.459% due 02/15/2012                                700             614
Juno Reinsurance
   9.565% due 06/26/2002 (d)                            750             726
Korea Development Bank
   8.008% due 06/16/2003 (d)                            500             490
Korean Export-Import Bank
   6.500% due 10/06/1999                                250             250
Lehman Brothers Holdings, Inc.
   8.150% due 05/15/2000                                230             233
   9.875% due 10/15/2000                                250             259
   6.249% due 04/02/2002 (d)                            500             500
   5.823% due 06/03/2002 (d)                          1,000             992
MBNA America Bank NA
   5.538% due 04/25/2002 (d)                            500             496
Merrill Lynch & Co.
   5.748% due 02/08/2002 (d)                            400             400
Morgan Stanley, Dean Witter, Discover and Co.
   6.040% due 11/13/2000 (d)                            250             251
Residential Reinsurance
   9.163% due 06/01/2000 (d)                            800             798
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (e)                            736             716
Toyota Motor Credit Corp.
   5.967% due 02/15/2002 (e)                            400             386
                                                              --------------
                                                                     13,949
                                                              ==============

Industrials 2.9%
Ceridian Corp.
   7.250% due 06/01/2004                                500             497
Conagra, Inc.
   5.711% due 06/12/2000 (d)                            500             499
CSX Corp.
   5.790% due 06/15/2000 (d)                            500             501
Limited, Inc.
   6.281% due 11/22/2000 (d)                            500             500
Petroleos Mexicanos
   9.520% due 07/15/2005 (d)                          1,000             952
U.S. West Capital Funding
   5.960% due 06/15/2000 (d)                            500             499
                                                              --------------
                                                                      3,448
                                                              ==============

Utilities 0.7%
Public Service Enterprise Group, Inc.
   5.910% due 06/15/2001 (d)                            500             499
Texas Utilities Co.
   6.064% due 06/25/2001                                300             299
                                                              --------------
                                                                        798
                                                              --------------
Total Corporate Bonds & Notes                                        18,195
(Cost $18,236)                                                ==============


--------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES 0.1%
--------------------------------------------------------------------------------

New York 0.1%
New York City Municipal Bond
   5.622% due 08/01/2002 (d)                  $         138   $         138
                                                              --------------
Total Municipal Bonds & Notes                                           138
(Cost $138)                                                   ==============


--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES (d) 6.5%
--------------------------------------------------------------------------------
Federal Home Loan Bank
   4.842% due 02/15/2002 (e)                          2,985           2,915
Federal National Mortgage Assn.
   4.310% due 03/13/2002                              2,000           1,951
Student Loan Marketing Assn.
   4.129% due 02/20/2000 (e)                            250             249
   5.165% due 07/25/2004                                106             106
   5.195% due 10/25/2004                                130             129
   5.333% due 04/25/2006                              1,973           1,964
   5.395% due 01/25/2007                                370             369
                                                              --------------
Total U.S. Government Agencies                                        7,683
(Cost $7,672)                                                 ==============


--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 116.1%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (e)
   3.625% due 07/15/2002 (f)                         24,255          24,103
   3.375% due 01/15/2007 (f)                         67,331          64,322
   3.625% due 01/15/2008 (f)                         26,516          25,671
   3.875% due 01/15/2009                              4,065           4,003
   3.625% due 04/15/2028 (f)                         18,550          17,170
   3.875% due 04/15/2029                              1,521           1,470
U.S. Treasury Notes
   5.500% due 02/29/2000                                 10              10
                                                              --------------
Total U.S. Treasury Obligations                                     136,749
(Cost $137,508)                                               ==============


--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 1.1%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corp.
   6.500% due 01/25/2028                                100              90
Federal National Mortgage Assn.
   6.500% due 02/25/2029                                148             126
                                                              --------------
                                                                        216
                                                              ==============

Federal Home Loan Mortgage Corporation 0.1%
   7.433% due 02/01/2023 (d)                            128             131
                                                              --------------
Federal Housing Administration 0.2%
   7.430% due 12/01/2020                                306             306
                                                              --------------
Federal National Mortgage Association 0.6%
   7.252% due 10/01/2024 (d)                            678             693
                                                              --------------
Total Mortgage-Backed Securities                                      1,346
(Cost $1,357)                                                 ==============


--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 4.9%
--------------------------------------------------------------------------------
AFC Home Equity Loan Trust
   5.603% due 03/25/2027 (d)                            301             303
Capital Equipment Recievables Trust
   6.120% due 09/15/2000                                396             396
Comed Transitional Funding Trust
   5.380% due 03/25/2002                                177             177
Conti Mortgage Home Equity Loan Trust
   6.020% due 01/25/2014                                411             409
EQCC Home Equity Loan Trust
   5.543% due 03/20/2029 (d)                            398             398
GE Capital Mortgage Services, Inc.
   7.150% due 09/25/2026                                805             804
IMC Home Equity Loan Trust
   6.610% due 06/20/2013                                500             500
Onyx Acceptance Auto Trust
   6.350% due 10/15/2003                                884             884


62 See accompanying notes

                                                  Principal
                                                     Amount           Value
                                                     (000s)          (000s)
---------------------------------------------------------------------------
Pacific Southwest Bank
   6.060% due 06/15/2002                      $          25   $          25
Premiere Auto Trust
   5.510% due 07/09/2001                                493             492
Residential Funding Mortgage Securities, Inc.
   5.460% due 07/25/2029                                355             352
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                535             533
WMC Mortgage Loan
   5.591% due 03/20/2028 (d)                            546             548
                                                              --------------
Total Asset-Backed Securities                                         5,821
(Cost $5,825)                                                 ==============


--------------------------------------------------------------------------------
 SOVEREIGN ISSUES 1.1%
--------------------------------------------------------------------------------
Korea Development Bank
   5.886% due 11/15/2002 (d)                            500             460
United Mexican States
   5.875% due 12/31/2019 (d)                          1,000             862
United Mexican States Rights
   0.000% due 06/30/2003                              1,538               0
                                                              --------------
Total Sovereign Issues                                                1,322
(Cost $1,263)                                                 ==============



--------------------------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (b)(c) 2.2%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
   4.500% due 02/15/2016 (e)                 N$         300             155
Newcourt Credit Group
   7.900% due 08/15/2000                     C$       1,674           1,152
   7.625% due 06/28/2001                                500             344
Republic of France
   3.000% due 07/25/2009                     EC         382             392
United Mexican States
   1.573% due 12/31/2019 (d)                 JY      70,000             536
                                                              --------------
Total Foreign Currency-Denominated Issues                             2,579
(Cost $2,582)                                                 ==============


--------------------------------------------------------------------------------
 Purchased Put Options 0.0%
--------------------------------------------------------------------------------
Euribor Futures (LIFFE)
    Strike @ 90.000 Exp. 12/13/1999          EC      10,000               0
                                                              --------------
Total Purchased Put Options                                               0
(Cost $10)                                                    ==============

--------------------------------------------------------------------------------
 CONVERTIBLE BONDS & NOTES 1.2%
--------------------------------------------------------------------------------
Industrial 1.2%
Waste Management, Inc. Cvt. Pfd.
   4.000% due 02/01/2002                      $       1,500           1,342
                                                              --------------
Total Convertible Bonds & Notes                                       1,342
(Cost $1,352)                                                 ==============

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 3.3%
--------------------------------------------------------------------------------
Commercial Paper 1.9%
Hewlett-Packard Co.
   5.310% due 10/05/1999                                100             100
Procter & Gamble Co.
   5.370% due 10/20/1999                              1,000             997
   5.290% due 11/01/1999                              1,100           1,095
                                                              --------------
                                                                      2,192
                                                              ==============

Repurchase Agreement 1.4%
State Street Bank
   4.800% due 10/01/19                                1,695           1,695
   (Dated 09/30/1999. Collateralized by Federal
   National Mortgage Association 5.120%
   05/26/2000 valued at $1,733,654
   Repurchase proceeds are $1,695,226.)
                                                              --------------
Total Short-Term Instruments                                           3,887
(Cost $3,887)                                                 ==============



Total Investments (a) 151.9%                                  $     179,062
(Cost $179,830)

Other Assets and Liabilities (Net) (51.9%)                          (61,250)
                                                              --------------
Net Assets 100.0%                                             $     117,812
                                                              ==============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net
unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost                                           $         232

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                        (990)
                                                              --------------
Unrealized depreciation-net                                   $        (758)
                                                              ==============

(b) Foreign forward currency contracts outstanding at September 30, 1999:

                     Principal
                        Amount                    Unrealized
                    Covered by      Settlement   Appreciation/
Type    Currency      Contract           Month  (Depreciation)
--------------------------------------------------------------
Buy           C$           569         10/1999     $      7
Sell                       569         10/1999           (5)
Sell                       523         05/2000            2
Sell                     1,711         06/2000           (6)
Sell          EC           310         10/1999           (3)
Buy                        429         11/1999           (2)
Sell                       570         11/1999           62
Sell          JY        50,056         02/2000          (18)
Sell          N$           845         10/1999            8
Buy                        524         11/1999           (3)
                                                   --------
                                                   $     42
                                                   ========

(c) Principal amount denoted in indicated currency:

       C$ - Canadian Dollar
       EC - European Currency Unit
       JY - Japanese Yen
       N$ - New Zealand Dollar

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Principal amount of security is adjusted for inflation.

(f) Subject to financing transaction.

                                                       See accompanying notes 63

Schedule of Investments
Short-Term Fund
September 30, 1999 (Unaudited)

                                                  Principal
                                                     Amount          Value
                                                     (000s)          (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 25.1%
--------------------------------------------------------------------------------
Banking & Finance 15.8%
Banco Nacional Obra Services
   9.625% due 11/15/2003                      $       6,900   $       6,883
BankBoston Corp.
   6.125% due 03/15/2002                              1,000             985
Bankers Trust Corp.
   5.525% due 05/11/2003 (d)                         11,000          10,989
Dean Witter Discover
   5.250% due 02/13/2001 (d)                          5,000           4,997
Donaldson, Lufkin & Jenrette
   6.125% due 05/25/2026 (d)                            264             264
Ford Motor Credit Corp.
   5.596% due 08/27/2001 (d)                          3,000           2,996
   5.663% due 03/19/2002                              4,295           4,300
   5.670% due 12/16/2002 (d)                         10,000           9,940
General Motors Acceptance Corp.
   5.410% due 01/08/2002 (d)                          1,000             996
   5.438% due 04/29/2002 (d)                          2,450           2,448
   5.568% due 08/18/2003 (d)                         16,575          16,441
Goldman Sachs Group
   5.373% due 07/31/2000 (d)                          8,000           7,986
Heller Financial, Inc.
   5.240% due 04/22/2002 (d)                         15,000          15,048
Korea Development Bank
   6.250% due 05/01/2000                                585             583
Lehman Brothers Holdings, Inc.
   5.390% due 08/11/2000 (d)                          3,000           3,014
   6.073% due 05/07/2002 (d)                          3,000           3,009
Mid-Amercian Funding LLC
   5.850% due 03/01/2001                              1,000             991
Residential Funding Mortgage Securities, Inc.
   6.639% due 12/01/2018 (d)                          1,196           1,220
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (f)                          3,153           3,069
                                                              --------------
                                                                     96,159
                                                              ==============
Industrials 4.6%
Amerco, Inc.
   6.890% due 10/15/2000                              5,000           4,820
Champion International Corp.
   7.700% due 12/15/1999                             10,000          10,032
COFIRI International, Inc.
   5.295% due 10/27/2000 (d)                          2,000           1,993
ITT Corp.
   6.250% due 11/15/2000                              3,000           2,945
Occidental Petroleum
   7.650% due 12/01/1999                              5,000           5,011
Time Warner, Inc.
   6.100% due 12/30/2001                              3,000           2,981
                                                              --------------
                                                                     27,782
                                                              ==============

Utilities 4.7%
Central Maine Power Co.
   6.500% due 06/14/2000                              7,800           7,772
Duquesne Light Co.
   6.450% due 03/01/2000                              2,000           2,001
Pennsylvania Power & Light
   6.000% due 06/01/2000                             19,000          19,013
                                                              --------------
                                                                     28,786
                                                              --------------
Total Corporate Bonds & Notes                                       152,727
                                                              ==============
(Cost $152,830)

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 2.3%
--------------------------------------------------------------------------------
Student Loan Marketing Assn.
   5.225% due 04/25/2004 (d)                          2,198           2,193
   5.495% due 04/25/2007 (d)                         11,705          11,687
                                                              --------------
Total U.S. Government Agencies                                       13,880
                                                              ==============
(Cost $13,900)

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 2.1%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (f)                  $       5,204   $       5,171
   3.625% due 01/15/2008 (f)(g)                       5,675           5,494
   3.875% due 01/15/2009 (f)(g)                       1,931           1,902
                                                              --------------
Total U.S. Treasury Obligations                                      12,567
                                                              ==============
(Cost $12,648)

--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 36.0%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 23.8%
CMC Securities Corp.
   7.500% due 02/25/2023                              3,826           3,850
Dime Savings
   6.810% due 11/01/2018 (d)                            305             280
Donaldson, Lufkin & Jenrette
   7.040% due 10/17/2020 (d)                            650             669
   7.762% due 09/01/2021 (d)                             39              39
Federal Home Loan Mortgage Corp.
   6.210% due 02/25/2000                              1,600           1,595
   6.000% due 03/15/2005                              1,300           1,300
   6.000% due 02/15/2007                              1,375           1,375
   6.500% due 10/25/2014                              4,584           4,552
   5.750% due 10/15/2016                                105             105
   6.000% due 07/15/2019                              6,419           6,379
Federal National Mortgage Assn.
   6.500% due 10/18/2006                                384             383
   6.000% due 02/25/2008                              1,519           1,501
   5.254% due 07/25/2008 (d)                          1,379           1,367
   6.000% due 08/18/2016                             44,926          44,641
   6.500% due 11/25/2017                              3,627           3,615
   5.875% due 03/25/2018                                161             161
   5.850% due 05/25/2019                              1,614           1,609
   6.000% due 06/25/2020                                 27              27
   6.000% due 08/25/2020                              2,813           2,779
   5.000% due 02/25/2022                                175             173
   6.500% due 09/18/2023                              2,344           2,330
   9.000% due 06/25/2032                             11,372          11,802
First Plus Home Loan Trust
   6.060% due 09/10/2011                              5,000           4,994
GE Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                              6,915           6,894
Greenwich
   7.609% due 04/25/2022 (d)                             97              98
   6.657% due 10/25/2022 (d)                             62              62
Housing Securities, Inc.
   6.000% due 02/25/2008                              2,022           2,018
Independent National Mortgage Corp.
   7.250% due 11/25/2010                              4,000           4,020
Prudential Bache
   5.740% due 09/01/2018 (d)                             27              26
Prudential Home Mortgage Securities
   6.950% due 11/25/2022                                233             215
Salomon Brothers Mortgage Securities
   5.689% due 06/25/2029 (d)                          4,862           4,862
Structured Asset Mortgage Investments, Inc.
   6.125% due 11/25/2013                             18,609          17,862
Structured Asset Securities Corp.
   7.000% due 01/20/2021                              1,161           1,161
TMA Mortgage Funding Trust
   5.719% due 01/25/2029                             12,562          12,562
                                                              --------------
                                                                    145,306
                                                              ==============
Federal Home Loan Mortgage Corporation 0.3%
   7.500% due 11/01/2001                              1,966           1,988
                                                              --------------
Federal National Mortgage Association 4.0%
   6.000% due 12/18/2014                              9,928           9,884
   6.150% due 09/25/2016                              7,569           7,527
   8.000% due 06/01/2027                              4,380           4,477
   8.500% due 01/01/2026                              2,439           2,534
                                                              --------------
                                                                     24,422
                                                              ==============

64  See accompanying notes

                                                  Principal
                                                     Amount          Value
                                                     (000s)          (000s)
----------------------------------------------------------------------------

Government National Mortgage Association 7.6%
   6.125% due 11/20/2026 (d)                  $      16,563   $      16,672
   6.375% due 02/20/2024-04/20/2025 (d)(e)           13,097          13,295
   6.625% due 09/20/2023-08/20/2027 (d)(e)            9,500           9,593
   8.500% due 06/20/2027                              6,574           6,798
                                                              --------------
                                                                     46,358
                                                              ==============
Other Mortgage-Backed Securities 0.1%
First Nationwide Trust
   6.466% due 10/25/2018 (d)                             10              10
Resolution Trust Corp.
   6.362% due 05/25/2029 (d)                            684             665
                                                              --------------
                                                                        675
                                                              ==============
Stripped Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corp. (IO)
   7.000% due 06/15/2019                              5,923             576
Federal National Mortgage Association (IO)
   7.000% due 07/25/2006                              1,828             144
   6.500% due 12/25/2006                              3,343             137
   6.500% due 06/25/2017                              1,793              84
   6.500% due 10/25/2023                              1,824             235
                                                              --------------
                                                                      1,176
                                                              --------------
Total Mortgage-Backed Securities                                    219,925
                                                              ==============
(Cost $221,733)

----------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 9.2%
----------------------------------------------------------------------------
Advanta Revolving Home Equity Loan Trust
   5.750% due 01/25/2024 (d)                            300             300
Banc One Auto Grantor Trust
   6.290% due 07/20/2004                              3,278           3,275
Brazos Student Loan Finance Co.
   5.495% due 06/01/2023 (d)                         20,000          19,630
Community Trust Bancorp, Inc.
   6.500% due 09/15/2003                              1,303           1,299
Empire Funding Home Loan Owner Trust
   7.160% due 05/25/2012                              6,367           6,370
GE Capital Mortgage Services, Inc.
   7.150% due 09/25/2026                              1,609           1,608
Salomon Brothers Mortgage Securities
   5.960% due 11/10/2029                              4,000           4,000
Starwood Hotels & Resorts Worldwide, Inc.
   9.133% due 02/23/2003 (d)                         10,000          10,000
The Money Store Home Equity Trust
   6.635% due 09/15/2014                              7,500           7,507
UniCapital Corp.
   6.540% due 07/23/2002                              2,000           2,000
                                                              --------------
Total Asset-Backed Securities                                        55,989
(Cost $56,270)                                                ==============

----------------------------------------------------------------------------
 SOVEREIGN ISSUES 4.0%
----------------------------------------------------------------------------
Air Canada
   6.238% due 07/31/2005 (d)                          2,000           1,760
Federal Home Loan Bank
   6.000% due 05/12/2000 (d)                         10,000           9,869
Korea Development Bank
   7.625% due 10/01/2002                              1,000             994
Korean Export-Import Bank
   6.500% due 05/15/2000                              2,170           2,159
Petroleos Mexicanos
   9.375% due 12/02/2008                              1,000           1,021
United Mexican States
   6.768% due 06/27/2002 (d)                          9,000           8,739
                                                              --------------
Total Sovereign Issues                                               24,542
(Cost $24,844)                                                ==============

----------------------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (b)(c) 1.3%
----------------------------------------------------------------------------
Banco Nacional de Comercio Exterior, S.N.C
   8.750% due 09/28/2000                     BP       3,000           4,989
Commonwealth of New Zealand
   4.500% due 02/15/2016 (f)                 N$       5,400           2,791
                                                              -------------
Total Foreign Currency-Denominated Issues                             7,780
(Cost $8,506)                                                 =============

----------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 31.1%
----------------------------------------------------------------------------
Certificates of Deposit 3.4%
Commerzbank AG
   6.200% due 05/10/2000                             10,000           9,924
Sumitomo Bank
   5.970% due 01/26/2000                             10,500          10,501
                                                              --------------
                                                                     20,425
                                                              ==============
Commercial Paper 21.8%
Aristar, Inc.
   5.880% due 02/01/2000                              1,445           1,418
Eastman Kodak Co.
   5.720% due 01/26/2000                              6,800           6,679
Finova Capital Corp.
   5.870% due 01/26/2000                              1,000             982
Florida Power Corp.
   5.270% due 10/07/1999                              3,700           3,697
Ford Motor Credit Corp.
   5.690% due 01/26/2000                              6,000           5,893
General Electric Capital Corp.
   5.690% due 02/09/2000                              1,200           1,176
Goldman Sachs Group
   5.780% due 01/26/2000                             13,100          12,867
   5.720% due 02/09/2000                              5,000           4,899
Goodyear Tire & Rubber Co.
   6.250% due 01/26/2000                             14,200          13,912
Heller Financial, Inc.
   5.790% due 01/26/2000                              3,800           3,732
   5.790% due 02/09/2000                              3,500           3,430
MCI Worldcom, Inc.
   6.140% due 01/27/2000                              2,200           2,160
National Rural Utilities Cooperative
   5.720% due 01/26/2000                              6,000           5,893
Procter & Gamble Co.
   5.320% due 10/20/1999                                500             499
Province of British Columbia
   5.330% due 10/07/1999                              3,800           3,797
Raytheon Corp.
   5.470% due 10/20/1999                             15,900          15,854
Texas Utilities Co.
   5.260% due 01/21/2000                              1,800           1,769
TRW, Inc.
   6.220% due 02/09/2000                             12,000          11,759
United Parcel Service Co.
   5.410% due 10/04/1999                              1,500           1,499
US West Capital Funding
   6.260% due 02/08/2000                              1,300           1,274
   5.960% due 03/24/2000                             20,000          19,447
Williams Holdings
   5.360% due 01/25/2000                             10,000           9,824
Wisconsin Electric
   5.320% due 10/20/1999                                400             399
                                                              --------------
                                                                    132,859
                                                              ==============
Repurchase Agreements 5.9%
State Street Bank
   4.800% due 10/01/1999                              6,198           6,198
   (Dated 09/30/1999. Collateralized by Federal
   Home Loan Bank 6.315% 08/24/2001 valued at
   $6,326,403. Repurchased proceeds are $6,198,826.)


Daiwa Securities
   5.000% due 10/01/1999                             30,000          30,000
   (Dated 09/30/1999. Collateralized by U.S. Treasury
   Bond 7.875% 11/15/2007 valued at $30,779,980.
   Repurchase proceeds are $30,004,167.)
                                                              --------------
                                                                     36,198
                                                              --------------
Total Short-Term Instruments                                        189,482
                                                              ==============
(Cost $189,456)

Total Investments (a) 111.1%                                       $676,892
(Cost $680,187)

Other Assets and Liabilities (Net) (11.1%)                          (67,409)
                                                              --------------
Net Assets 100.0%                                                  $609,483
                                                              ==============

                                                      See accompanying notes  65

Short-Term Fund
September 30, 1999 (Unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                     $         665

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                          (3,960)
                                                              --------------
Unrealized depreciation-net                                   $      (3,295)
                                                              ==============

(b) Foreign forward currency contracts outstanding at September 30, 1999:
                     Principal
                        Amount                       Unrealized
                    Covered by        Settlement    Appreciation/
Type    Currency      Contract           Month     (Depreciation)
-----------------------------------------------------------------
Sell          BP         3,090          10/1999  $      (10)
Sell          N$         5,023          10/1999          42
Sell                       286          11/1999           3
                                                 -----------
                                                 $       35
                                                 ===========

(c) Principal amount denoted in indicated currency:

      BP - British Pound
      N$ - New Zealand Dollar

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities

(f) Principal amount of the security is adjusted for inflation.

(g) Subject to a financing transaction

66  See accompanying notes

Schedule of Investments
StocksPLUS Fund
September 30, 1999 (Unaudited)

                                       Principal
                                          Amount        Value
                                          (000s)       (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 39.1%
--------------------------------------------------------------------------------
Banking & Finance 26.5%
AT&T Capital Corp.
   7.110% due 09/13/2001 (d)        $      2,100  $     2,102
   5.561% due 04/23/2002 (d)               5,725        5,614
Bankers Trust Corp.
   5.525% due 05/11/2003 (d)              20,000       19,981
CIT Group, Inc.
   6.200% due 10/20/2000                  10,000        9,985
Finova Capital Corp.
   5.426% due 06/18/2003 (d)              25,000       24,680
Ford Motor Credit Corp.
   7.020% due 10/10/2000                  11,000       11,105
   5.663% due 03/19/2002                     590          591
   5.570% due 07/16/2002 (d)               6,500        6,488
   5.670% due 12/16/2002 (d)               3,600        3,578
   5.565% due 02/13/2003 (d)              15,000       14,907
General Motors Acceptance Corp.
   5.020% due 10/22/2001 (d)               1,600        1,591
   5.895% due 12/17/2001 (d)               2,000        2,012
   5.566% due 02/25/2002 (d)               1,000          994
   5.568% due 08/18/2003 (d)              35,300       35,015
   5.560% due 04/05/2004 (d)               5,900        5,879
Goldman Sachs Group
   5.740% due 01/16/2001 (d)               5,000        5,005
   5.468% due 01/25/2001 (d)              10,000        9,983
   5.558% due 02/19/2004 (d)              10,000       10,117
Heller Financial, Inc.
   5.846% due 09/25/2000 (d)              15,500       15,480
Household Finance Corp.
   5.631% due 06/22/2001 (d)               5,000        4,999
HRPT Properties Trust
   6.560% due 07/09/2007                   5,000        4,993
Lehman Brothers Holdings, Inc.
   5.390% due 08/11/2000 (d)               9,400        9,443
   6.110% due 07/15/2002 (d)               2,700        2,700
   5.824% due 11/30/2006 (d)               1,910        1,671
MBNA America Bank NA
   5.396% due 06/10/2004 (d)              10,000        9,830
MFN Financial Corp.
   5.445% due 09/13/2001 (d)               4,000        3,974
Mercury Finance Co.
  10.009% due 03/23/2001                  16,000       15,030
Merrill Lynch & Co.
   5.190% due 10/10/2000 (d)               3,000        3,014
   5.980% due 11/20/2000                  10,000       10,021
   5.246% due 06/18/2001 (d)              10,000       10,007
   5.760% due 01/11/2002 (d)               8,550        8,567
   5.688% due 02/01/2002 (d)              24,500       24,506
   5.564% due 02/04/2003 (d)               6,000        6,024
Nacional Financiera
   8.693% due 12/01/2000 (d)              10,000        9,950
Residential Reinsurance
   9.163% due 06/01/2000 (d)               5,000        4,984
Salomon, Smith Barney Holdings
   5.875% due 02/01/2001                   5,000        4,978
   3.650% due 02/14/2002 (f)               2,102        2,046
   5.588% due 04/02/2002 (d)               3,600        3,604
   5.250% due 03/26/2003                   5,000        4,973
Tecnost International NV
   4.487% due 06/23/2004 (d)              34,100       37,267
                                                  ------------
                                                      367,688
                                                  ------------
Industrials 9.2%
Amerco, Inc.
   6.890% due 10/15/2000                  16,800       16,196
Black & Decker
   6.060% due 12/20/2001 (d)               7,250        7,273
COFIRI International, Inc
   5.295% due 10/27/2000 (d)               2,000        1,993
CSX Corp.
   5.790% due 06/15/2000 (d)              10,000        9,981
El Paso Energy Corp.
   5.960% due 07/15/2001 (d)               4,600        4,594
Limited, Inc.
   6.281% due 11/22/2000 (d)              26,500       26,500
Marlin Water Trust
   7.090% due 12/15/2001                   4,049        4,049
Merita
   5.378% due 12/01/2005 (d)               1,000        1,001
Norfolk Southern Corp.
   6.700% due 05/01/2000                   2,600        2,611
Petroleos Mexicanos
   7.600% due 06/15/2000                   2,050        2,063
   9.520% due 07/15/2005 (d)              15,000       14,288
Stone Container Corp.
  10.750% due 10/01/2002                   3,435        3,547
TCI Communications, Inc.
   6.150% due 04/03/2002 (d)              11,600       11,785
   6.210% due 03/11/2003 (d)               4,000        4,086
Tenneco, Inc.
  10.075% due 02/01/2001                   1,400        1,452
TRW, Inc.
   5.930% due 06/28/2000 (d)               8,900        8,885
Tyco International Group SA
   6.203% due 03/05/2001 (d)               3,700        3,693
Williams Co., Inc.
   5.950% due 02/15/2000 (d)               4,200        4,198
                                                  ------------
                                                      128,195
                                                  ============
Utilities 3.4%
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                   1,804        1,824
Niagara Mohawk Power
   7.125% due 07/01/2001                   6,805        6,833
North Atlantic Energy
   9.050% due 06/01/2002                     910          924
Public Service Enterprise Group, Inc.
   5.761% due 11/22/2000 (d)              15,000       15,034
Telecom Argentina
   9.375% due 06/12/2000                  18,100       18,213
Western Massachusetts Electric
   7.750% due 12/01/2002                   4,000        4,082
                                                  ------------
                                                       46,910
                                                  ------------
Total Corporate Bonds & Notes                         542,793
(Cost $541,482)                                   ============


--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 2.7%
--------------------------------------------------------------------------------
Student Loan Marketing Assn.
   5.483% due 01/25/2003 (d)               3,410        3,409
   5.165% due 07/25/2004 (d)                 383          380
   5.225% due 10/25/2005 (d)              10,429       10,393
   5.333% due 04/25/2006 (d)               3,814        3,798
   5.395% due 01/25/2007 (d)              10,572       10,551
   5.495% due 04/25/2007 (d)               9,052        9,038
                                                  ------------
Total U.S. Government Agencies                         37,569
(Cost $37,503)                                    ============


--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 12.1%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (h)
   3.625% due 07/15/2002                  99,601       98,979
   3.625% due 01/15/2008                  10,317        9,989
U.S. Treasury Notes
   5.375% due 01/31/2000 (b)              59,385       59,459
                                                  ------------
Total U.S. Treasury Obligations                       168,427
(Cost $168,317)                                   ============


--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 17.5%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 9.3%
Bank Mart
   6.883% due 03/01/2019 (d)(g)            6,149        6,261
Countrywide Home Loans
   6.050% due 04/25/2029                   6,600        6,520
Donaldson, Lufkin & Jenrette
   7.040% due 10/17/2020 (d)                 184          190
Federal Home Loan Mortgage Corp.
   5.186% due 05/18/2000 (d)              20,000       19,984
   7.000% due 06/15/2023                   2,216        2,222
   6.500% due 08/15/2023                   9,709        9,612

                                                      See accompanying notes  67

StocksPLUS Fund
September 30, 1999 (Unaudited)

                                         Principal
                                            Amount        Value
                                            (000s)       (000s)
---------------------------------------------------------------

Federal National Mortgage Assn.
   7.417% due 04/25/2020 (d)             $      24    $      23
   6.500% due 05/18/2024                     4,329        4,297
GE Capital Mortgage Services, Inc.
   6.300% due 09/25/2023                     2,000        1,985
   6.250% due 10/25/2028                     1,062        1,056
Greenwich
   6.657% due 10/25/2022 (d)                    15           16
Headlands Mortgage Securities, Inc.
   7.250% due 11/25/2027                    10,456       10,348
ICI Funding Corp. Secured Assets Corp.
   7.650% due 07/25/2028                    11,146       11,214
Norwest Asset Securities Corp.
   6.750% due 08/25/2029                     9,651        9,515
PaineWebber Mortgage
   6.506% due 02/25/2001 (d)                   589          587
PNC Mortgage Securities Corp.
   6.625% due 03/25/2028                     8,922        8,789
Residential Asset Securitization Trust
   6.500% due 03/25/2029                     4,792        4,647
Residential Funding Mortgage Securities,
   Inc.
   6.140% due 03/25/2018 (d)                 1,947        1,930
Resolution Trust Corp.
   5.838% due 05/25/2029 (d)                   174          174
Structured Asset Mortgage Investments,
   Inc.
   9.054% due 06/25/2029                    21,189       22,257
Structured Asset Securities Corp.
   5.553% due 12/25/2000 (d)                 1,131        1,130
TMA Mortgage Funding Trust
   5.719% due 01/25/2029                     6,325        6,325
                                                    ------------
                                                        129,082
                                                    ------------
Federal Home Loan Mortgage Corporation 0.8%
   6.371% due 07/01/2019 (d)                 2,979        2,939
   6.756% due 06/01/2022 (d)                   490          505
   7.030% due 12/01/2022 (d)                   624          640
   7.500% due 10/14/2029                     7,250        7,283
   8.500% due 04/01/2025-06/01/2025 (j)        197          204
                                                    ------------
                                                         11,571
                                                    ============
Federal National Mortgage Association 1.4%
   5.730% due 05/01/2017-11/01/2028 (d)(j)   5,716        5,598
   5.737% due 08/01/2029 (d)                   333          325
   5.740% due 07/01/2018 (d)                   573          564
   5.746% due 05/01/2036 (d)                   271          264
   5.753% due 11/01/2035 (d)                   498          487
   5.754% due 04/01/2018 (d)                   118          116
   5.758% due 05/01/2036 (d)                 5,644        5,504
   5.900% due 02/01/2031 (d)                    99           97
   6.500% due 09/01/2005                     5,989        5,953
   6.719% due 05/01/2022 (d)                   369          380
                                                    ------------
                                                         19,288
                                                    ============
Government National Mortgage Association 5.4%
   6.000% due 11/23/2029 (d)                20,000       19,956
   6.125% due 12/20/2022-12/20/2027 (d)(j)  10,664       10,764
   6.375% due 02/20/2026-02/20/2028 (d)(j)  23,525       23,773
   6.625% due 07/20/2018-07/20/2023 (d)(j)  19,482       19,816
                                                    ------------
                                                         74,309
                                                    ============
Other Mortgage-Backed Securities 0.5%
Allied Waste North America, Inc.
   8.188% due 07/30/2006 (d)                 2,273        2,261
   8.250% due 07/30/2007 (d)                   636          636
   8.438% due 07/30/2007 (d)                 1,728        1,720
California Federal Savings & Loan
   6.609% due 01/01/2019 (d)                    27           27
Fund America
   6.719% due 06/25/2023 (d)                   137          141
J.P. Morgan & Co.
   6.813% due 01/25/2018 (d)                   614          602
Resolution Trust Corp.
   6.642% due 12/25/2023 (d)                    20           21
Structured Asset Securities Corp.
   6.513% due 09/25/2036 (d)                   990        1,010
                                                    ------------
                                                          6,418
                                                    ============
Stripped Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp. (IO)
   6.500% due 08/15/2006                     2,897          164
   7.500% due 08/15/2019                     1,030           50
Federal National Mortgage Assn. (IO)
   6.000% due 11/25/2000                  $    301    $       9
   7.000% due 07/25/2006                       366           29
   6.500% due 02/25/2021 (d)                 3,468          267
   7.000% due 07/25/2021                       833          122
   6.500% due 03/25/2023                     4,903          574
                                                    ------------
                                                          1,215
                                                    ------------
Total Mortgage-Backed Securities                        241,883
(Cost $242,990)                                     ============


----------------------------------------------------------------
 ASSET-BACKED SECURITIES 2.8%
----------------------------------------------------------------
AFC Home Equity Loan Trust
   5.489% due 06/25/2028 (d)                13,908       13,867
Allied Waste North America, Inc.
   8.438% due 07/30/2007 (d)                   364          364
Argentina Funding Corp.
   5.553% due 05/20/2003 (d)                16,000       16,000
Bayview Financial Acquisition
   5.889% due 02/25/2029 (d)                 6,634        6,638
Community Trust Bancorp, Inc.
   6.500% due 09/15/2003                     1,521        1,515
                                                    ------------
Total Asset-Backed Securities                            38,384
(Cost $38,404)                                      ============

----------------------------------------------------------------
 SOVEREIGN ISSUES 3.0%
----------------------------------------------------------------
Air Canada
   6.238% due 07/31/2005 (d)                12,000       10,560
Cemex SA
  10.750% due 07/15/2000                     3,650        3,741
Hydro Quebec
   5.188% due 09/29/2049 (d)                 1,000          831
Nacional Financiera
   6.875% due 05/08/2003 (d)                 1,000          955
Republic of Argentina
   5.938% due 03/31/2005 (d)                   186          163
  11.447% due 04/10/2005 (d)                 7,000        6,169
United Mexican States
   6.768% due 06/27/2002 (d)                10,000        9,710
   9.060% due 04/07/2004 (d)                 9,000        9,050
                                                    ------------
Total Sovereign Issues                                   41,179
(Cost $42,911)                                      ============


----------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 2.1%
----------------------------------------------------------------
Commonwealth of New Zealand
   4.500% due 02/15/2016          N$         9,750        5,038
Export-Import Bank Korea
   3.162% due 10/06/2000 (d)      DM        11,370        6,037
Kingdom of Sweden
  10.250% due 05/05/2000          SK         1,000          127
Korea Development Bank
   2.560% due 06/26/2001          JY     1,000,000        9,548
United Mexican States
   8.750% due 05/30/2002          BP         3,000        4,895
   7.000% due 06/02/2003          C$         6,000        3,850
                                                    ------------
Total Foreign Currency-Denominated Issues                29,495
(Cost $29,438)                                      ============


----------------------------------------------------------------
 PURCHASED CALL OPTIONS 0.0%
----------------------------------------------------------------
U.S. Treasury Bond December Futures (CBOT)
    Strike @ 130.00 Exp. 11/20/1999 $          826           13
                                                    ------------
Total Purchased Call Options                                 13
(Cost $30)                                          ============

----------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
----------------------------------------------------------------
Eurodollar December Futures (CME)
    Strike @ 93.000 Exp. 12/13/1999            500            3
    Strike @ 92.250 Exp. 12/13/1999          1,270            6
    Strike @ 92.000 Exp. 12/13/1999          2,000           10
    Strike @ 92.000 Exp. 12/13/1999          2,575           13
                                                    ------------
Total Purchased Put Options                                  32
(Cost $104)                                         ============



68 See accompanying notes

                                                 Principal
                                                    Amount          Value
                                                    (000s)          (000s)
--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 21.3%
--------------------------------------------------------------------------------

Certificates of Deposit 3.0%
Sumitomo Bank
   5.970% due 01/26/2000                      $      42,000   $      42,003
                                                              --------------
Commercial Paper 15.3%
American Express Co.
   5.650% due 02/09/2000                             20,000          19,589
Associates First Capital Corp.
   5.690% due 01/27/2000                             17,600          17,272
   5.750% due 01/27/2000                             20,000          19,641
Bellsouth Telecom
   5.620% due 02/09/2000                             13,100          12,832
Coca Cola Co.
   5.280% due 10/29/1999                              3,300           3,286
Crown Cork & Seal Co.
   6.150% due 02/09/2000                             17,500          17,108
Eastman Kodak Co.
   5.720% due 01/26/2000                             10,000           9,822
Finova Capital Corp.
   5.870% due 01/26/2000                              7,000           6,875
Ford Motor Credit Corp.
   5.690% due 01/26/2000                             14,000          13,741
General Electric Capital Corp.
   5.670% due 02/09/2000                             10,000           9,794
General Motors Acceptance Corp.
   5.720% due 02/04/2000                             15,000          14,700
Heller Financial, Inc.
   5.790% due 01/26/2000                             13,900          13,653
   5.790% due 02/09/2000                             13,800          13,522
KFW International Finance, Inc.
   5.280% due 10/13/1999                              7,400           7,387
TRW, Inc.
   6.220% due 02/09/2000                             10,000           9,799
Williams Holdings
   5.360% due 01/25/2000                             20,000          19,647
Wisconsin Electric
   5.280% due 10/20/1999                              3,300           3,291
                                                              --------------
                                                                    211,959
                                                              ==============

Repurchase Agreements 1.3%
State Street Bank
   4.800% due 10/01/1999                              8,270           8,270
   (Dated 09/30/1999. Collateralized by Federal Home
   Loan Bank 6.315% 08/24/2001 valued at $8,436,887.
   Repurchase proceeds are $8,271,103.

Daiwa Securities
   5.000% due 10/01/1999                             10,000          10,000
   (Dated 09/30/1999. Collateralized by U.S. Treasury
   Note 5.625% 12/31/1999 valued at $10,217,647.
   Repurchase proceeds are $10,001,389.)
                                                              --------------
                                                                     18,270
                                                              ==============
U.S. Treasury Bills (b) 1.7%
   4.606% due 10/14/1999-01/13/2000                  23,590          23,517
                                                              --------------

Total Short-Term Instruments                                        295,749
                                                              ==============
(Cost $295,669)

Total Investments (a) 100.6%                                  $   1,395,524
(Cost $1,396,848)

Written Options (c) (0.1% )                                          (1,576)
(Premiums $1,373)

Other Assets and Liabilities (Net) (0.5%)                            (7,529)
                                                              --------------

Net Assets 100.0%                                             $   1,386,419
                                                              ==============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                     $       5,641

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                          (6,965)
                                                              --------------

Unrealized depreciation-net                                   $      (1,324)
                                                              ==============

(b) Securities with an aggregate market value of $82,976 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1999:

                                                   # of          Unrealized
Type                                              Contracts    (Depreciation)
--------------------------------------------------------------------------------
Eurodollar June Futures (06/2000)                       216   $        (612)
Eurodollar September Futures (09/2000)                  192            (586)
Eurodollar December Futures (12/2000)                    61            (184)
S&P 500 Index (12/1999)                               3,472         (53,745)
                                                              --------------
                                                              $     (55,127)
                                                              ==============

(c) Premiums received on written options:

                                                    # of
Type                                             Contracts   Premium    Value
--------------------------------------------------------------------------------

Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 120.00 Exp. 11/20/1999                  652  $    104    $    71
Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 118.00 Exp. 11/20/1999                  215        43         64
Put - CBOT U.S. Treasury December Bond Futures
   Strike @ 110.00 Exp. 11/20/1999                  761       333        250
Put - OTC U.S.Treasury Note
   5.250% due 05/2004
   Strike @ 95.469 Exp. 10/15/1999                7,500        31          0
Put - CME Eurodollar December Futures
   Strike @ 94.250 Exp. 12/13/1999                2,065       418        537
Put - CME Eurodollar December Futures
   Strike @ 94.500 Exp. 12/13/1999                  800       137        380
Put - CME Eurodollar December Futures
   Strike @ 94.000 Exp. 12/13/1999                2,328       286        256
Put - LIFFE BP 90 Day LIBOR 09/2000
   Strike @ 93.000 Exp. 9/20/2000                10,000        21         18
                                                         --------------------
                                                         $  1,373    $ 1,576
                                                         ====================

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Foreign forward currency contracts outstanding at September 30, 1999:

                     Principal
                        Amount                 Unrealized
                    Covered by   Settlement   Appreciation/
Type    Currency      Contract     Month     (Depreciation)
-----------------------------------------------------------
 Sell         BP         3,022    10/1999  $    (10)
 Sell         C$         5,773    10/1999       (46)
 Sell         EC        40,679    10/1999      (453)
 Sell                   12,843    01/2000      (246)
 Sell                    3,340    02/2000        25
 Sell         JY     1,017,009    02/2000      (202)
 Sell         N$         8,553    10/1999        72
 Sell                    1,251    11/1999        11
 Buy          PZ       102,100    01/2000    (1,155)
 Buy                    25,000    02/2000      (341)
                                           ---------
                                           $ (2,345)
                                           =========

                                                       See accompanying notes 69

Stocks PLUS Fund
September 30, 1999 (Unaudited)

--------------------------------------------------------------------------------
(f) Principal amount denoted in indicated currency:

       BP - British Pound
       C$ - Canadian Dollar
       DM - German Mark
       EC - European Currency Unit
       JY - Japanese Yen
       N$ - New Zealand Dollar
       PZ-  Polish Zloty
       SK-  Swedish Krona

(g) Restricted security.

(h) Principal amount of the security is adjusted for inflation.

(i) Swap agreements outstanding at September 30, 1999:

                                                                 Unrealized
                                                 Notional       Appreciation/
Type                                              Amount        (Depreciation)
--------------------------------------------------------------------------------

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.130% .

Broker: Morgan Stanley & Co.
Exp. 09/29/2000                               $      68,991   $           0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.140% .

Broker: J.P. Morgan Securities, Inc.
Exp. 04/28/2000                                      21,000               0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.120% .

Broker: Lehman Brothers, Inc.
Exp. 06/30/2000                                      61,378               0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.120% .

Broker: J.P. Morgan Securities, Inc.
Exp. 03/17/2000                                      99,460               0

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.950% . In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                       2,400             (25)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150% . In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                       1,100             (14)
                                                              --------------
                                                              $         (39)
                                                              ==============

(j) Securities grouped by coupon or range of coupons and represent a range of maturities.

70 See accompanying notes

Schedule of Investments

Strategic Balanced Fund
September 30, 1999 (Unaudited)

                                                    Principal
                                                       Amount           Value
                                                       (000s)          (000s)
-----------------------------------------------------------------------------
CORPORATE BONDS & NOTES 33.0%
-----------------------------------------------------------------------------
Banking & Finance 20.3%
AT&T Capital Corp.
   7.000% due 08/15/2001                        $         300   $         300
Bank of America Corp.
   6.625% due 06/15/2004                                1,000             993
Bear Stearns Co., Inc.
   6.125% due 02/01/2003                                1,100           1,071
Caithness Coso Fund Corp.
   6.800% due 12/15/2001                                2,000           1,999
Caterpillar Financial Service Corp.
   6.875% due 08/01/2004                                1,000           1,002
Countrywide Home Loans
   6.850% due 06/15/2004                                1,000             997
Edison Funding
   6.050% due 12/17/1999                                1,000           1,000
Finova Capital Corp.
   5.426% due 06/18/2003 (d)                            2,000           1,974
Ford Motor Credit Corp.
   5.790% due 03/21/2001 (d)                              500             500
   5.570% due 07/16/2002 (d)                              300             299
   5.460% due 10/15/2002 (d)                            1,000             995
   5.670% due 12/16/2002 (d)                              200             199
   5.750% due 02/23/2004                                1,000             961
General Motors Acceptance Corp.
   5.020% due 10/22/2001 (d)                              100              99
   5.568% due 08/18/2003 (d)                            1,000             992
   5.560% due 04/05/2004 (d)                              400             399
   6.850% due 06/17/2004                                1,000           1,001
Hyatt Equities LLC
   6.800% due 05/15/2000                                2,695           2,697
Lehman Brothers Holdings, Inc.
   5.733% due 02/27/2001 (d)                              800             801
   5.823% due 06/03/2002 (d)                              600             595
   6.110% due 07/15/2002 (d)                              305             305
Merrill Lynch & Co.
   5.499% due 10/01/2003 (d)                            2,000           1,998
   5.920% due 03/17/2004 (d)                              100             101
Nacional Financiera
   8.693% due 12/01/2000 (d)                              500             498
NationsBank Corp.
   7.033% due 02/18/2002 (d)                              100              96
New England Educational Loan Marketing
   5.270% due 06/11/2001 (d)                            2,000           1,997
Okobank
   6.561% due 09/27/2049 (d)                              500             500
Popular, Inc.
   6.400% due 08/25/2000                                2,000           1,998
Republic New York Corp.
   5.279% due 10/28/2002 (d)                              100              99
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002                                1,135           1,105
   5.588% due 04/02/2002 (d)                              200             200
Wells Fargo Co.
   6.625% due 07/15/2004                                1,000             994
Westdeutsche Landesbank
   6.050% due 01/15/2009                                3,000           2,749
                                                                    ---------
                                                                       31,514
                                                                    ---------
Industrials 8.1%
AMR Corp.
  10.000% due 02/01/2001                                  400             416
   9.430% due 05/10/2001                                1,000           1,038
Conagra, Inc.
   5.711% due 06/12/2000 (d)                            2,000           1,997
DaimlerChrysler NA Holdings
   6.900% due 09/01/2004                                1,000           1,005
DTE Capital Corp.
   8.350% due 11/15/2038 (d)                            1,000             983
El Paso Energy Corp.
   5.960% due 07/15/2001 (d)                              200             200
Lockheed Martin Corp.
   6.850% due 05/15/2001                                2,000           1,998
Norfolk Southern Corp.
   6.700% due 05/01/2000                                  100             100
Occidental Petroleum
   5.776% due 04/03/2000                                  600             600
Reliant Energy, Inc.
   6.375% due 11/01/2003                                1,000             978
Sequa Corp.
   9.625% due 10/15/1999                                  300             300
Tyco International Group SA
   6.203% due 03/05/2001 (d)                              300             299
U.S. West Capital Funding
   5.960% due 06/15/2000 (d)                            1,000             999
Waste Management, Inc.
   6.000% due 05/15/2001                                1,500           1,443
Williams Co., Inc.
   5.950% due 02/15/2000 (d)                              200             200
                                                                    ---------
                                                                       12,556
                                                                    ---------
Utilities 4.6%
Arizona Public Service
   5.750% due 09/15/2000                                2,000           1,988
Cleveland Electric/Toledo Edison
   7.190% due 07/01/2000                                  500             501
Florida Gas Transmission
   8.140% due 11/01/1999                                1,000           1,002
New Century Energies, Inc.
   5.860% due 05/30/2000                                1,000             997
System Energy Resources
   7.710% due 08/01/2001                                  650             659
Texas Utilities Co.
   6.064% due 06/25/2001                                1,000             997
   6.410% due 11/21/2001                                1,000             995
                                                                    ---------
                                                                        7,139
                                                                    ---------
Total Corporate Bonds & Notes                                          51,209
                                                                    =========
(Cost $51,515)

-----------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 2.9%
-----------------------------------------------------------------------------
Student Loan Marketing Assn.
   5.129% due 06/30/2000 (d)                              900             899
   5.483% due 01/25/2003 (d)                            2,297           2,296
   5.225% due 04/25/2004 (d)                              220             219
   5.395% due 01/25/2007 (d)                              591             590
   5.495% due 04/25/2007 (d)                              468             467
                                                                    ---------
Total U.S. Government Agencies                                          4,471
                                                                    =========
(Cost $4,465)

-----------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 8.7%
-----------------------------------------------------------------------------
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (g)(h)                         4,059           4,034
   3.625% due 01/15/2008 (g)                              206             200
U.S. Treasury Notes
   5.500% due 02/29/2000 (b)(d)                           215             215
   7.000% due 07/15/2006 (d)                            6,900           7,247
   5.375% due 01/31/2000 (b)(d)                         1,820           1,822
                                                                    ---------
Total U.S. Treasury Obligations                                        13,518
                                                                    =========
(Cost $13,486)

-----------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 34.4%
-----------------------------------------------------------------------------
Collateralized Mortgage Obligations 14.9%
Countrywide Home Loans
   6.050% due 04/25/2029                                  300             296
Federal Home Loan Mortgage Corp.
   5.186% due 05/18/2000 (d)                            1,000             999
   6.500% due 11/15/2000                                   52              52
   5.500% due 07/15/2005                                  183             183
  10.150% due 04/15/2006                                    9               9
   7.000% due 05/15/2023                                1,704           1,607
   6.500% due 08/15/2023                                  187             179
   6.500% due 03/15/2024                                  300             265
Federal National Mortgage Assn.
   6.740% due 08/25/2007                                  145             142
   5.700% due 06/25/2017                                1,519           1,514
   9.500% due 06/25/2018                                  239             252
   6.500% due 06/25/2021                                  212             204
   4.000% due 01/25/2022                                  126             110

                                                       See accompanying notes 71

Strategic Balanced Fund
September 30, 1999 (Unaudited)


                                                    Principal
                                                       Amount           Value
                                                       (000s)          (000s)
--------------------------------------------------------------------------------

   5.000% due 04/25/2022                         $         48   $          43
   7.000% due 06/25/2023                                  261             245
   6.500% due 12/25/2023                                  145             129
First Plus Home Loan Trust
   6.060% due 09/10/2011                                1,000             999
GE Capital Mortgage Services, Inc.
   6.250% due 12/25/2028                                1,489           1,347
GMAC Commercial Mortgage Securities, Inc.
   6.150% due 11/15/2007                                  282             274
Greenwich
   6.685% due 04/25/2022 (d)                              426             431
Housing Securities, Inc.
   5.864% due 07/25/2032 (d)                              834             834
Independent National Mortgage Corp.
   7.237% due 11/25/2024 (d)                              165             169
   7.729% due 11/25/2024 (d)                               87              89
   8.350% due 06/25/2025                                  413             415
Morgan Stanley Capital
   6.590% due 10/03/2030                                  944             934
Norwest Asset Securities Corp.
   7.000% due 01/25/2028                                2,421           2,399
   6.500% due 02/25/2029                                2,000           1,842
   6.750% due 08/25/2029                                  469             462
PNC Mortgage Securities Corp.
   6.625% due 03/25/2028                                  362             356
   6.500% due 11/25/2029                                1,000             921
Prudential Securities Secured Financing Corp.
   6.955% due 06/15/2008                                  993             995
Resecuritization Mortgage Trust
   5.630% due 04/26/2021 (d)                              584             568
Residential Asset Securitization Trust
   6.500% due 03/25/2029                                  240             232
Residential Funding Mortgage Securities, Inc.
   6.500% due 11/25/2023                                3,000           2,760
Resolution Trust Corp.
   8.000% due 06/25/2026                                  839             847
Structured Asset Securities Corp.
   5.553% due 12/25/2000 (d)                              108             108
                                                                     ---------
                                                                       23,211
                                                                     =========
Federal Home Loan Mortgage Corporation 2.1%
   6.500% due 10/14/2028                                2,100           2,015
   7.500% due 10/14/2029                                1,000           1,005
   8.500% due 03/01/2023                                  282             294
                                                                     --------
                                                                        3,314
                                                                     ========
Federal Housing Administration 2.6%
   6.000% due 03/20/2028                                1,895           1,755
   6.930% due 07/01/2014 (d)                              544             503
   7.430% due 01/25/2023                                1,744           1,769
                                                                     --------
                                                                        4,027
                                                                     =========
Federal National Mortgage Association 2.3%
   5.500% due 10/14/2028                                1,000             899
   6.130% due 03/01/2029 (d)                              382             374
   6.500% due 09/01/2005                                  272             271
   6.841% due 12/01/2023 (d)                              169             174
   8.500% due 07/01/2002-07/01/2025 (j)                 1,776           1,838
                                                                     ---------
                                                                        3,556
                                                                     =========
Government National Mortgage Association 12.0%
   6.000% due 10/21/2029                                3,000           2,785
   6.375% due 04/20/2023-06/20/2027 (d)(j)              1,527           1,549
   6.500% due 01/15/2024-10/21/2029 (j)                 5,199           4,946
   6.625% due 07/20/2023-08/20/2026 (d)(j)                694             705
   6.875% due 01/15/2001-02/01/2040 (j)                 1,000           1,016
   7.000% due 01/20/2027-11/22/2029 (d)(j)              6,736           6,601
   7.250% due 08/24/2024 (d)                              400             404
   7.500% due 05/15/2017                                    6               6
   8.000% due 09/15/2006-11/15/2026 (j)                   263             270
   9.500% due 09/15/2009-10/15/2009 (j)                    97             104
  10.750% due 09/15/2000-10/15/2000 (j)                    27              28
  16.000% due 10/15/2011-04/15/2012 (j)                   151             180
                                                                     ---------
                                                                       18,594
                                                                     =========
Other Mortgage-Backed Securities 0.4%
Home Savings of America
   5.464% due 05/25/2027 (d)                              607             591
                                                                     ---------
Stripped Mortgage-Backed Securities 0.1%
Collateralized Mortgage Obligation Trust (PO)
   0.000% due 04/23/2017                         $         15    $         14
Federal Home Loan Mortgage Corp. (IO)
   6.500% due 08/15/2016                                  438              14
   7.000% due 02/15/2017                                  293               5
Federal National Mortgage Assn. (IO)
   6.500% due 05/25/2005                                  877             108
   6.500% due 09/25/2008                                  424              38
                                                                     ---------
                                                                          179
                                                                     ---------
Total Mortgage-Backed Securities                                       53,472
                                                                     =========
(Cost $54,171)

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 4.6%
--------------------------------------------------------------------------------

Arcadia Automobile Receivables Trust
   6.500% due 06/17/2002                                  500             502
Contimortgage Home Equity Loan Trust
   6.370% due 10/15/2012 (d)                              488             487
Empire Funding Home Loan Owner Trust
   7.160% due 05/25/2012                                  424             425
Green Tree Financial Corp.
   7.860% due 04/01/2031                                  400             402
Money Store Home Equity Trust
   6.550% due 09/15/2021                                1,626           1,627
Saxon Asset Securities Trust
   5.613% due 05/25/2029 (d)                            2,665           2,667
WMC Mortgage Loan
   5.591% due 03/20/2028 (d)                            1,092           1,095
                                                                     ---------
Total Asset-Backed Securities                                           7,205
                                                                     =========
(Cost $7,201)

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 0.8%
--------------------------------------------------------------------------------

Hydro Quebec
   5.188% due 09/29/2049 (d)                              200             166
Republic of Korea
   8.281% due 04/08/2000 (d)                            1,000           1,004
                                                                     ---------
Total Sovereign Issues                                                  1,170
                                                                     =========
(Cost $1,165)

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(h) 6.3%
--------------------------------------------------------------------------------

Commonwealth of New Zealand
  10.000% due 03/15/2002                       N$         300             169
   5.500% due 04/15/2003                                  600             301
Tecnost International NV
   4.487% due 06/23/2004 (d)                   EC       8,600           9,399
                                                                     ---------
Total Foreign Currency-Denominated Issues                               9,869
                                                                     =========
(Cost $9,579)

--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------

Eurodollar December Futures (CME)
    Strike @ 92.250 Exp. 12/13/1999              $         88               0
                                                                     ---------
Total Purchased Put Options                                                 0
                                                                     =========
(Cost $1)

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 29.7%
--------------------------------------------------------------------------------

Certificates of Deposit 1.3%
Sumitomo Bank
   5.970% due 01/26/2000                                2,000           2,000
                                                                    ----------

Commercial Paper 23.1%
Alcoa
   5.720% due 03/14/2000                                3,500           3,408
American Express
   5.730% due 02/09/2000                                4,500           4,406
Bank One Corp.
   5.750% due 02/09/2000                                5,000           4,895
Coca Cola Co.
   5.280% due 10/29/1999                                  300             299
Crown Cork & Seal Co.
   6.150% due 02/09/2000                                5,000           4,888


72  See accompanying notes

                                                    Principal
                                                      Amount            Value
                                                      (000s)           (000s)
--------------------------------------------------------------------------------

Finova Capital Corp.
   5.850% due 01/26/2000                         $      5,000        $  4,905
Goldman Sachs Group
   5.720% due 02/09/2000                                2,000           1,958
Heller Financial, Inc.
   5.790% due 01/26/2000                                1,000             981
   5.790% due 02/09/2000                                1,200           1,175
Monsanto Co.
   5.750% due 01/26/2000                                5,000           4,907
Procter & Gamble Co.
   5.290% due 10/14/1999                                  400             399
TRW, Inc.
   6.220% due 02/09/2000                                  900             880
US West Capital Funding
   5.960% due 03/24/2000                                1,000             971
Wisconsin Electric
   5.280% due 10/26/1999                                1,800           1,793
                                                                     ---------
                                                                       35,865
                                                                     ---------
Repurchase Agreement 2.1%
State Street Bank
   4.800% due 10/01/1999                                3,319           3,319
                                                                     ---------
   (Dated 09/30/1999. Collateralized
   by Federal National Mortgage Association
   5.310% 05/18/2001 valued at $3,385,546.
   Repurchase proceeds are $3,319,443.)

U.S. Treasury Bills (b)(j) 3.2%
   4.634% due 10/14/1999-02/17/2000                     5,050           5,009
                                                                     ---------

Total Short-Term Instruments                                           46,193
                                                                     =========
(Cost $46,192)

Total Investments (a) 120.4%                                         $187,107
(Cost $187,775)

Written Options (c) (0.0%)                                               (132)
(Premiums $138)

Other Assets and Liabilities (Net) (20.4% )                           (31,628)
                                                                     ---------

Net Assets 100.0%                                                    $155,347
                                                                     =========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $    698

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                            (1,366)
                                                                     ---------

Unrealized depreciation-net                                          $   (668)
                                                                     =========

(b) Securities with an aggregate market value of $7,046 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1999:
                                                                    Unrealized
                                                        # of       Appreciation/
Type                                                  Contracts   (Depreciation)
--------------------------------------------------------------------------------

Eurodollar March Futures (03/2000)                          1        $     (2)
Eurodollar June Futures (06/2000)                           3              (7)
Eurodollar September Futures (09/2000)                     19              (6)
Eurodollar December Futures (12/1999)                       4              (8)
Eurodollar December Futures (12/2000)                      12               2
S&P 500 Index (12/1999)                                   298          (4,254)
U.S. Treasury 10 Year Note (12/1999)                        8               4
                                                                     ---------
                                                                     $ (4,271)
                                                                     =========

(c) Premiums received on written options:

                                                    # of
Type                                              Contracts    Premium     Value
--------------------------------------------------------------------------------

Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 118.00 Exp. 11/20/1999                  16      $       3   $      5
Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 120.00 Exp. 11/20/1999                  73             16          7
Put - CBOT U.S. Treasury Bond December Futures
   Strike @ 110.00 Exp. 11/20/1999                  79             34         25
Put - OTC U.S.Treasury Note
   5.250% due 05/2004
   Strike @ 95.469 Exp. 10/15/1999                 600              2          0
Call - OTC Federal Home Loan Mortgage
   7.500% due 11/2029
   Strike @ 100.469 Exp. 11/08/1999                 10              6          0
Put- OTC Federal Home Loan Mortgage
   7.500% due 11/2029
   Strike @ 99.594 Exp. 11/20/1999                  10              6          0
Put - CME Eurodollar December Futures
   Strike @ 94.000 Exp. 12/13/1999                 133             17         15
Put - CME Eurodollar December Futures
   Strike @ 94.250 Exp. 12/13/1999                 130             25         34
Put - CME Eurodollar December Futures
   Strike @ 94.500 Exp. 12/13/1999                  63             11         30
Put - CME Eurodollar December Futures
   Strike @ 93.500 Exp. 12/18/2000                  43             18         16
                                                           ---------------------
                                                           $      138  $     132
                                                           =====================

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Foreign forward currency contracts outstanding at September 30, 1999:

                               Principal
                                Amount
                               Covered by        Settlement         Unrealized
Type            Currency       Contract            Month          (Depreciation)
--------------------------------------------------------------------------------

Sell               EC           3,682              10/1999        $         (41)
Sell                            5,149              11/1999                  (95)
                                                                         -------
                                                                  $        (136)
                                                                         -------

(f) Principal amount denoted in indicated currency:

       EC - European Currency Unit
       N$ - New Zealand Dollar

(g) Principal amount of the security is adjusted for inflation.

(h) Subject to a financing transaction.

(i) Swap agreements outstanding at September 30, 1999:

                                                     Notional      Unrealized
Type                                                 Amount       Appreciation
--------------------------------------------------------------------------------

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.12%.

Broker: Lehman Brothers
Exp. 07/31/2000                                 $       7,615   $           0

(j) Securities are grouped by coupon or range of coupons and represent a range of maturities.

                                                       See accompanying notes 73

Schedule of Investments
Total Return Fund
September 30, 1999 (Unaudited)

                                                      Principal
                                                         Amount    Value
                                                         (000s)   (000s)
------------------------------------------------------------------------
CORPORATE BONDS & NOTES 43.1%
------------------------------------------------------------------------

Banking & Finance 27.5%
Abbey National PLC
   6.700% due 06/29/2049                                $ 5,000  $ 4,559
Abbey National Treasury Service
   6.625% due 05/23/2001                                    240      241
ABN-AMRO Bank NV
   7.250% due 05/31/2005                                    150      151
Aetna, Inc.
   7.250% due 08/15/2023                                     50       45
Ahmanson (H.F.) & Co.
   7.650% due 04/15/2000                                    175      177
Allstate Corp.
   6.750% due 05/15/2018                                    280      255
   6.900% due 05/15/2038                                 60,400   53,008
American Express
   8.500% due 08/15/2001                                    350      364
   5.625% due 01/22/2004                                  8,700    8,402
   6.250% due 08/10/2005                                  1,000      992
American General Finance
   7.250% due 04/15/2000                                    500      503
   6.270% due 06/09/2000                                    800      801
   5.875% due 07/01/2000                                     75       75
   6.050% due 07/02/2001                                  3,000    2,982
   7.450% due 07/01/2002                                    200      204
   6.250% due 12/18/2002                                  1,080    1,065
   6.375% due 03/01/2003                                    350      345
AON Capital Trust `A'
   8.205% due 01/01/2027                                    725      717
Aristar, Inc.
   7.375% due 09/01/2004                                 20,000   20,085
Associates Corp. of North America
   6.750% due 10/15/1999                                     90       90
   7.850% due 10/20/1999                                    500      500
   8.250% due 12/01/1999                                    200      201
   7.250% due 12/17/1999                                    660      662
   7.470% due 03/27/2000                                  1,000    1,006
   6.000% due 06/15/2000                                  2,684    2,684
   6.310% due 06/16/2000                                    500      501
   6.250% due 09/15/2000                                    200      200
   6.625% due 05/15/2001                                    300      301
   6.700% due 05/29/2001                                    100      101
   6.750% due 07/15/2001                                 24,000   24,154
   7.000% due 07/23/2001                                    500      504
   5.596% due 08/27/2001 (d)                             13,500   13,466
   6.450% due 10/15/2001                                 23,600   23,627
   7.500% due 04/15/2002                                    185      189
   6.500% due 07/15/2002                                    750      749
   5.750% due 11/01/2003                                  4,175    4,021
   5.800% due 04/20/2004                                    150      144
   6.000% due 07/15/2005                                 60,365   57,485
Associates First Capital Corp.
   6.000% due 12/01/2002                                    500      492
AT&T Capital Corp.
   6.230% due 10/15/1999                                  2,000    2,000
   6.160% due 12/03/1999                                  1,000    1,000
   6.470% due 12/03/1999                                     45       45
   5.650% due 03/21/2000 (d)                             40,100   40,082
   7.500% due 11/15/2000                                  5,000    5,034
   6.875% due 01/16/2001                                    230      230
   6.800% due 02/01/2001                                 24,900   24,869
   6.250% due 05/15/2001                                  3,000    2,968
   7.000% due 08/15/2001                                 10,300   10,295
   6.900% due 01/30/2002                                  1,000      996
   6.750% due 02/04/2002                                  1,925    1,908
   5.561% due 04/23/2002 (d)                             74,000   72,571
AVCO Financial Services
   6.350% due 09/15/2000                                    100      100
   7.375% due 08/15/2001                                    300      305
Banco Latino Americano SA
   6.310% due 10/18/1999                                  1,700    1,700
Banco Nacional de Comercio Exterior
   8.000% due 04/14/2000                                  4,600    4,612
   7.250% due 02/02/2004                                  6,590    5,980
Banesto Delaware
   8.250% due 07/28/2002                                $28,900 $ 29,984
Bank of Hawaii
   6.875% due 06/01/2003                                    750      753
Bank One Corp.
   5.360% due 04/19/2001 (d)                              2,000    2,007
   5.126% due 09/04/2001 (d)                             14,000   13,896
   5.364% due 06/26/2002 (d)                              4,000    3,987
BankAmerica Corp.
   5.375% due 04/15/2000                                    750      748
   5.098% due 02/26/2001 (d)                              3,000    2,995
   5.175% due 03/05/2001 (d)                             36,000   35,889
   5.093% due 02/20/2002 (d)                             35,180   35,100
   8.125% due 06/15/2002                                    350      365
   7.750% due 07/15/2002                                    360      371
   7.200% due 09/15/2002                                  1,000    1,017
   7.500% due 10/15/2002                                  1,000    1,025
   6.850% due 03/01/2003                                     65       65
   6.875% due 06/01/2003                                    100      100
   8.950% due 11/15/2004                                    500      501
   6.375% due 05/15/2005                                  1,000      968
   7.125% due 05/01/2006                                    500      500
   8.375% due 05/01/2007                                      2        2
   8.570% due 11/15/2024                                    125      140
BankBoston Corp.
   6.125% due 03/15/2002                                 12,500   12,317
Bankers Trust Corp.
   9.400% due 03/01/2001                                    385      398
   6.750% due 10/03/2001                                    500      502
   8.125% due 05/15/2002                                    300      309
   5.373% due 07/03/2002 (d)                             10,000    9,978
   7.125% due 07/31/2002                                    150      151
   5.525% due 05/11/2003 (d)                             82,800   82,719
   6.000% due 10/15/2008                                    500      455
Banponce Financial Corp.
   6.463% due 11/13/2001                                 13,000   12,918
Bayerische Landesbank NY
   6.170% due 05/17/2000 (d)                            306,000  304,184
   6.200% due 02/09/2006                                    250      240
Bear Stearns Co., Inc.
   6.750% due 08/15/2000                                     50       50
   5.760% due 08/25/2000 (d)                              6,300    6,342
   5.830% due 08/29/2000 (d)                             39,800   40,105
   5.800% due 01/02/2001 (d)                              3,400    3,411
   6.224% due 02/06/2001 (d)                              2,900    2,907
   5.580% due 02/16/2001 (d)                              2,000    2,003
   5.575% due 03/02/2001 (d)                              7,500    7,513
   5.499% due 01/28/2002 (d)                             11,250   11,228
   5.280% due 04/05/2002 (d)                             25,000   24,996
   5.688% due 08/01/2002 (d)                             52,500   52,343
   6.125% due 02/01/2003                                     25       24
   6.750% due 04/15/2003                                    105      104
   5.694% due 05/06/2003 (d)                             13,000   12,985
   5.778% due 05/16/2003 (d)                             30,000   29,957
   5.631% due 07/22/2003 (d)                             19,000   18,941
   6.150% due 03/02/2004                                    150      145
   8.750% due 03/15/2004                                     75       80
   5.923% due 06/01/2004 (d)                              9,265    9,251
   6.625% due 10/01/2004                                    250      245
   5.551% due 03/18/2005 (d)                             37,000   37,003
   6.250% due 07/15/2005                                 25,000   23,825
   6.750% due 12/15/2007                                  2,000    1,921
Bell Atlantic Financial
   5.750% due 04/01/2003                                  1,500    1,506
Beneficial Corp.
   5.950% due 07/25/2000                                  5,000    5,004
   5.920% due 01/09/2001 (d)                             13,000   12,987
   5.359% due 01/09/2002 (d)                                500      501
   5.170% due 01/23/2002 (d)                              5,000    4,993
   5.241% due 03/01/2002 (d)                             40,000   39,997
   8.000% due 06/18/2002                                    400      412
   6.030% due 01/14/2003                                    320      314
Bombardier Capital, Inc.
   6.000% due 01/15/2002                                 28,000   27,443

74 See accompanying notes

                                                      Principal
                                                         Amount    Value
                                                         (000s)   (000s)
--------------------------------------------------------------------------------

Caithness Coso Fund Corp.
   6.800% due 12/15/2001                                $23,000  $22,989
Capital One Bank
   6.001% due 07/28/2003 (d)                              2,200    2,197
Case Credit Corp.
   5.840% due 02/27/2000                                  4,000    3,994
Caterpillar Financial Service Corp.
   5.093% due 05/27/2001 (d)                             10,000    9,988
   6.480% due 12/12/2001                                    575      574
   5.299% due 02/11/2002 (d)                                700      697
Central Hispano Financial Services
   5.496% due 04/28/2005 (d)                              5,000    5,018
Chase Manhattan Corp.
   8.500% due 02/15/2002                                    200      209
   5.750% due 04/15/2004                                    150      144
   6.000% due 02/15/2009                                    800      737
Chemical Banking Corp.
   6.125% due 11/01/2008                                    400      372
Chrylser Financial Co. LLC
   9.500% due 12/15/1999                                    900      907
   8.460% due 01/19/2000                                    700      704
   5.630% due 07/28/2000 (d)                             13,600   13,573
   6.625% due 08/15/2000                                    300      302
   5.860% due 01/16/2001                                    500      498
   5.410% due 06/11/2001 (d)                             21,400   21,388
   5.690% due 11/15/2001                                    150      148
   5.400% due 01/15/2002                                 15,250   14,870
   5.404% due 07/17/2002 (d)                             20,000   19,972
   5.520% due 08/08/2002 (d)                             34,000   33,971
   5.459% due 02/03/2003 (d)                             25,000   24,942
   5.449% due 03/06/2003 (d)                             25,000   25,143
   5.439% due 03/10/2003 (d)                             10,000   10,057
   5.399% due 06/18/2003                                 35,000   34,925
Chubb Capital Corp.
   8.750% due 11/15/1999                                     40       40
   6.875% due 02/01/2003                                    100      102
Cigna Corp.
   8.250% due 01/01/2007                                    250      263
Cincinnati Financial Corp.
   6.900% due 05/15/2028                                 34,125   31,054
CIT Group, Inc.
   6.200% due 10/20/2000                                  1,225    1,223
   6.750% due 05/14/2001                                 30,000   30,120
Citicorp
   5.293% due 11/28/2000 (d)                              5,000    5,005
   5.593% due 02/01/2001 (d)                             10,000   10,018
   5.625% due 02/15/2001                                  1,000      992
   5.173% due 05/24/2001 (d)                             89,000   88,879
   5.570% due 09/17/2001 (d)                                 65       65
   5.080% due 11/13/2001 (d)                             10,000    9,985
   5.314% due 06/27/2002 (d)                             11,450   11,402
   5.090% due 08/15/2002 (d)                             11,500   11,467
   5.125% due 11/12/2002 (d)                             30,000   29,933
   8.000% due 02/01/2003                                    250      259
   7.125% due 09/01/2005                                    400      400
   7.250% due 09/01/2008                                    500      501
Citifinancial
   6.500% due 08/01/2004                                    400      396
Comerica, Inc.
   7.250% due 06/15/2007                                    200      200
Commercial Credit Co.
   6.750% due 05/15/2000                                    100      101
   6.000% due 06/15/2000                                    300      301
   5.550% due 02/15/2001                                  1,300    1,293
   8.250% due 11/01/2001                                  2,500    2,601
   6.875% due 05/01/2002                                    335      340
   7.750% due 03/01/2005                                    550      574
Conseco Finance Trust
   8.796% due 04/01/2027                                    125      110
Countrywide Home Loans
   6.250% due 04/15/2009                                    600      552
Credit Asset Receivable
   6.274% due 10/31/2003                                 46,489   45,592
Daiwa Securities
   6.226% due 09/29/2049 (d)                             10,000    7,600
Dean Witter Discover
   5.628% due 06/27/2000 (d)                              1,900    1,896
   6.750% due 08/15/2000                                    100      100
Deutsche Bank Financial
   7.500% due 04/25/2009                                  3,000    3,004
   7.872% due 12/29/2049                                  5,000    4,783
Donaldson, Lufkin & Jenrette
   5.760% due 09/18/2002 (d)                             13,600   13,566
   6.170% due 07/15/2003                                 20,000   19,523
Dow Capital BV
   7.125% due 01/15/2003                                    100      101
Dresdner Funding Trust
   8.151% due 06/30/2031                                 12,500   11,759
Duke Capital Corp.
   7.250% due 10/01/2004                                 19,000   19,071
Edison Funding
   6.050% due 12/17/1999                                  8,000    8,001
   6.000% due 12/20/1999                                 14,900   14,841
   6.150% due 09/18/2000                                 12,500   12,501
ERAC USA Finance Co.
   8.750% due 12/15/1999                                  8,500    8,552
Exxon Capital Corp.
   7.450% due 12/15/2001                                    250      257
Finova Capital Corp.
   5.760% due 04/08/2003 (d)                                300      299
First Chicago Corp.
   5.235% due 03/11/2002 (d)                             10,000   10,001
   5.140% due 02/18/2003 (d)                             10,000    9,906
   5.121% due 07/28/2003 (d)                                 50       50
First Interstate Bancorp
   8.875% due 01/01/2009 (j)                                174      178
First Union Corp.
   7.100% due 08/15/2004                                  3,000    3,010
   6.375% due 01/15/2009                                    500      468
Fleet Financial Group
   9.900% due 06/15/2001                                    200      211
Ford Motor Credit Corp.
   6.375% due 10/06/2000                                  1,000    1,002
   7.020% due 10/10/2000                                 71,250   71,932
   6.250% due 11/08/2000                                    750      751
   5.316% due 03/05/2001 (d)                              5,000    4,999
   7.020% due 06/07/2001                                  1,000    1,011
   5.140% due 07/13/2001 (d)                             36,500   36,732
   5.596% due 08/27/2001 (d)                             27,500   27,466
   5.206% due 09/03/2001 (d)                             14,000   13,976
   7.000% due 09/25/2001                                  1,125    1,136
   5.430% due 10/15/2001 (d)                             13,000   12,980
   5.435% due 01/17/2002 (d)                             53,945   53,778
   8.200% due 02/15/2002                                    500      518
   6.500% due 02/28/2002                                  1,710    1,706
   5.663% due 03/19/2002                                 28,208   28,239
   5.156% due 04/29/2002 (d)                             33,000   32,861
   7.320% due 05/23/2002                                 14,000   14,045
   5.248% due 06/04/2002 (d)                              2,000    1,990
   5.570% due 07/16/2002 (d)                             86,180   86,020
   6.550% due 09/10/2002                                  4,000    3,985
   5.460% due 10/15/2002 (d)                             14,000   13,935
   7.750% due 11/15/2002                                  5,730    5,917
   5.670% due 12/16/2002 (d)                             56,000   55,664
   6.000% due 01/14/2003                                  1,000      978
   7.500% due 01/15/2003                                    250      255
   5.135% due 02/03/2003 (d)                             30,000   29,823
   5.100% due 02/13/2003 (d)                            100,000   99,742
   5.565% due 02/13/2003 (d)                            195,985  194,770
   6.125% due 04/28/2003                                 25,580   25,069
   6.625% due 06/30/2003                                    775      770
   5.750% due 02/23/2004                                    290      279
   5.266% due 06/02/2004 (d)                              1,500    1,490
   6.700% due 07/16/2004                                 91,010   90,533
   8.250% due 02/23/2005                                  2,500    2,655
   5.184% due 04/28/2005 (d)                             50,000   49,568
   6.125% due 01/09/2006                                     25       24
   5.800% due 01/12/2009                                    155      141
   9.500% due 06/01/2010                                    200      232

                                                       See accompanying notes 75

Total Return Fund
September 30, 1999 (Unaudited)
                                                           Principal
                                                              Amount    Value
                                                              (000s)   (000s)
--------------------------------------------------------------------------------

Fuji Bank
   9.870% due 12/31/2049 (d)                                $  7,600 $  7,714
General Electric Capital Corp.
   6.875% due 04/15/2000                                         200      201
   8.375% due 03/01/2001                                       1,415    1,455
   6.020% due 05/04/2001                                       1,000      998
   5.500% due 11/01/2001                                          50       49
   5.650% due 03/31/2003                                         125      122
   6.210% due 12/09/2005                                         400      388
   8.300% due 09/20/2009                                         150      164
General Motors Acceptance Corp.
   8.170% due 01/02/2000                                         225      231
   5.475% due 01/12/2000 (d)                                  10,000   10,005
   6.500% due 01/17/2000                                      46,110   46,211
   6.875% due 06/01/2000                                       4,250    4,282
   7.500% due 06/09/2000                                       1,000    1,010
   5.330% due 10/20/2000                                       1,000      993
   5.330% due 11/20/2000                                      66,690   66,699
   5.500% due 01/16/2001                                      15,000   14,881
   8.625% due 01/18/2001                                      15,000   15,453
   8.500% due 01/19/2001                                       3,675    3,783
   5.800% due 04/09/2001                                       8,340    8,286
   6.800% due 04/17/2001                                       4,800    4,840
   5.950% due 04/20/2001                                      22,150   22,049
   6.700% due 04/30/2001                                       3,000    3,019
   7.125% due 05/01/2001                                      44,395   44,967
   6.750% due 06/05/2001                                         880      886
   6.875% due 07/15/2001                                       1,000    1,010
   5.248% due 08/23/2001 (d)                                  12,500   12,531
   5.020% due 10/22/2001 (d)                                  25,000   24,867
   5.861% due 11/26/2001 (d)                                  19,000   19,116
   6.375% due 12/01/2001                                         265      265
   5.619% due 12/10/2001 (d)                                   2,200    2,190
   9.625% due 12/15/2001                                       5,650    6,020
   5.895% due 12/17/2001 (d)                                  13,000   13,078
   5.410% due 01/08/2002 (d)                                   3,000    3,004
   6.625% due 01/10/2002                                         500      500
   6.750% due 02/07/2002                                       1,590    1,600
   5.690% due 03/15/2002 (d)                                  10,215   10,240
   7.750% due 03/25/2002                                         125      129
   5.438% due 04/29/2002 (d)                                 218,544  218,367
   7.000% due 09/15/2002                                         250      253
   6.625% due 10/01/2002                                       5,000    4,989
   5.540% due 11/12/2002 (d)                                  10,200   10,133
   6.200% due 12/15/2002                                         500      492
   6.000% due 01/15/2003                                         990      969
   5.875% due 01/22/2003                                      30,500   29,675
   6.750% due 03/15/2003                                      40,125   40,132
   7.125% due 05/01/2003                                      36,000   36,384
   5.568% due 08/18/2003 (d)                                  47,640   47,255
   5.550% due 09/15/2003                                      32,000   30,676
   6.149% due 09/20/2003 (d)                                  10,000   10,000
   6.625% due 10/20/2003                                       2,000    1,990
   5.750% due 11/10/2003                                       1,000      962
   5.560% due 04/05/2004 (d)                                  27,900   27,802
   5.250% due 05/28/2004 (d)                                  73,000   73,306
   6.109% due 09/20/2004 (d)                                  21,277   21,277
   6.650% due 11/17/2005                                         500      492
   6.150% due 04/05/2007                                         150      143
   8.950% due 07/02/2009                                      21,500   22,933
Golden State Holdings
   6.750% due 08/01/2001                                       1,950    1,909
Goldman Sachs Group
   5.200% due 11/21/2000 (d)                                  20,000   19,975
   5.258% due 11/24/2000 (d)                                 108,000  108,304
   6.200% due 12/15/2000                                       6,500    6,485
   5.329% due 12/22/2000 (d)                                  17,000   16,963
   5.490% due 01/09/2001 (d)                                 105,000  105,252
   5.740% due 01/16/2001 (d)                                  34,000   34,036
   5.468% due 01/25/2001 (d)                                  77,000   76,870
   5.230% due 02/20/2001 (d)                                   3,000    3,009
   5.600% due 04/16/2001 (d)                                  18,000   17,938
   5.366% due 12/07/2001 (d)                                  25,000   24,950
   5.439% due 12/24/2001 (d)                                     900      898
   5.400% due 02/18/2002 (d)                                   2,300    2,311
   5.640% due 01/16/2003 (d)                                  10,000   10,047
   5.690% due 02/10/2004                                      10,000    9,834
   5.700% due 02/09/2009 (d)                                  10,000   10,342
Hansol Paper Co. Limited
   7.079% due 05/24/2001 (d)                                  20,000   20,002
Hartford Life
   6.900% due 06/15/2004                                         600      597
   7.650% due 06/15/2027                                      15,000   14,604
Helicon Group
  11.000% due 11/01/2003 (d)                                  11,800   12,228
Heller Financial, Inc.
   5.179% due 08/25/2000 (d)                                  15,000   15,022
   5.846% due 09/25/2000 (d)                                  14,500   14,481
   5.720% due 02/05/2001                                       5,000    4,996
   6.250% due 03/01/2001                                      25,000   24,905
   5.478% due 06/25/2001 (d)                                  70,050   69,841
   5.750% due 09/25/2001                                       1,400    1,375
   6.500% due 11/01/2001                                         250      249
   5.159% due 05/06/2002 (d)                                   2,000    2,006
   5.459% due 06/24/2002 (d)                                   5,100    5,097
   5.225% due 04/28/2003 (d)                                  17,000   17,099
   5.571% due 04/28/2003 (d)                                  49,200   49,200
Hitachi Credit America
   5.125% due 05/15/2000                                      25,000   25,021
   5.250% due 07/07/2000 (d)                                  40,000   40,071
Home Savings of America
   6.000% due 11/01/2000                                      14,175   14,080
Household Bank
   5.424% due 09/26/2001 (d)                                   9,000    9,011
   5.188% due 10/22/2003 (d)                                  15,000   14,926
Household Capital Trust
   5.350% due 06/26/2004 (d)                                  13,925   13,621
Household Finance Corp.
   5.631% due 06/22/2001 (d)                                   3,000    2,999
   5.145% due 08/01/2001 (d)                                   1,500    1,499
   5.145% due 11/01/2001 (d)                                   5,000    4,992
   5.125% due 05/07/2002 (d)                                  40,850   40,820
   5.249% due 05/24/2002 (d)                                 113,800  113,575
   7.080% due 06/03/2002                                      15,000   15,214
   5.875% due 11/01/2002                                         200      194
   5.439% due 06/24/2003                                      35,000   34,945
   5.775% due 06/24/2003 (d)                                  31,000   30,941
   7.000% due 08/01/2003                                      20,000   20,053
   6.500% due 11/15/2008                                       2,000    1,885
Household Netherlands BV
   6.125% due 03/01/2003                                      18,100   17,610
Hyatt Equities LLC
   6.800% due 05/15/2000                                       1,040    1,041
Inter-American Development Bank
   8.875% due 06/01/2009                                         200      229
International Lease Finance
   5.750% due 12/15/1999                                          50       50
   7.000% due 05/15/2000                                         500      503
   6.420% due 09/11/2000                                         500      501
   5.930% due 07/15/2003                                      14,000   13,680
J.P. Morgan & Co.
   5.750% due 02/25/2004                                      22,800   21,907
   6.250% due 12/15/2005                                         200      193
   6.000% due 01/15/2009                                      29,000   26,539
Key Bank NA
   7.550% due 09/15/2006                                         350      357
Kimco Realty Corp.
   6.500% due 10/01/2003                                         200      194
Korea Development Bank
   6.250% due 05/01/2000                                       5,000    4,980
   7.375% due 09/17/2004                                      15,000   14,616
   6.750% due 12/01/2005                                          55       51
   7.250% due 05/15/2006                                          50       47
Korean Export-Import Bank
   6.500% due 10/06/1999                                       8,000    8,000
   6.500% due 02/10/2002                                       9,200    8,958
LB Rheinland
   5.000% due 02/23/2028                                       3,400    3,213
Lehman Brothers Holdings, Inc.
   5.869% due 07/27/2000 (d)                                   8,000    8,006

76 See accompanying notes

                                                           Principal
                                                              Amount     Value
                                                              (000s)     (000s)
--------------------------------------------------------------------------------
   5.390% due 08/11/2000 (d)                                  30,000   30,138
   6.400% due 08/30/2000                                         200      200
   6.500% due 09/25/2000                                      11,200   11,201
   5.614% due 09/26/2000 (d)                                   5,000    4,990
   5.375% due 11/06/2000 (d)                                $ 30,910 $ 30,918
   5.845% due 12/01/2000 (d)                                     500      500
   6.125% due 02/01/2001                                       2,000    1,984
   5.530% due 02/20/2001                                       1,500    1,501
   5.733% due 02/27/2001 (d)                                  79,400   79,512
   5.405% due 06/01/2001 (d)                                 101,600  101,348
   6.249% due 04/02/2002 (d)                                  60,050   60,015
   6.375% due 05/07/2002                                      26,395   26,060
   6.073% due 05/07/2002 (d)                                  42,100   42,222
   6.110% due 07/15/2002 (d)                                  43,051   43,045
   5.320% due 08/12/2002 (d)                                   6,500    6,455
   5.813% due 08/28/2002 (d)                                   6,500    6,528
   5.369% due 09/03/2002 (d)                                  14,000   14,010
   7.000% due 05/15/2003                                         150      149
   6.625% due 04/01/2004                                          65       63
   7.625% due 06/01/2006                                         350      350
   8.500% due 05/01/2007                                       1,475    1,546
LG&E Capital Corp.
   6.460% due 01/15/2008                                       3,000    2,891
Liberty Mutual Insurance
   8.200% due 05/04/2007                                      17,510   17,534
Marine Midland
   5.250% due 12/16/2000 (d)                                   3,700    3,693
MBNA Corp.
   5.451% due 12/01/1999 (d)                                  62,600   62,532
   5.145% due 05/01/2000 (d)                                     400      400
   5.445% due 09/13/2001 (d)                                  10,300   10,233
   5.538% due 04/25/2002 (d)                                   1,000      992
   6.990% due 05/24/2002                                       1,000    1,003
   5.566% due 09/10/2002 (d)                                   5,000    4,959
   5.471% due 12/10/2002                                       2,100    2,061
   6.875% due 07/15/2004                                      46,000   45,091
MCN Investment Corp.
   6.030% due 02/01/2001                                       6,850    6,764
   7.120% due 01/16/2004                                       7,500    7,381
   6.300% due 04/02/2011                                       7,500    7,444
Mellon Bank Corp.
   6.500% due 08/01/2005                                          75       73
Mellon Financial Co.
   6.300% due 06/01/2000                                         250      250
Mercury Finance Co.
  10.000% due 03/23/2001                                       2,050    1,937
Merrill Lynch & Co.
   8.250% due 11/15/1999                                         250      251
   6.620% due 06/06/2000                                         500      502
   6.450% due 06/20/2000                                         350      351
   6.250% due 07/25/2000                                         490      491
   5.566% due 09/25/2000 (d)                                   5,000    5,006
   5.790% due 12/05/2000 (d)                                  89,000   89,048
   6.000% due 03/01/2001                                         325      323
   6.500% due 04/01/2001                                         400      400
   6.750% due 04/30/2001                                       2,775    2,795
   5.110% due 05/08/2001                                      54,900   55,014
   5.243% due 05/30/2001 (d)                                   3,800    3,796
   5.168% due 06/04/2001 (d)                                  30,000   29,874
   5.393% due 11/01/2001 (d)                                  35,000   34,892
   5.080% due 11/09/2001 (d)                                  10,000   10,002
   5.410% due 01/15/2002 (d)                                  17,000   17,020
   5.688% due 02/01/2002 (d)                                  33,000   33,008
   8.000% due 02/01/2002                                         400      412
   7.375% due 08/17/2002                                         300      306
   8.300% due 11/01/2002                                         200      209
   6.000% due 02/12/2003                                         500      489
   6.875% due 03/01/2003                                         140      141
   5.339% due 06/24/2003 (d)                                  27,000   26,851
   5.499% due 10/01/2003 (d)                                   9,500    9,490
   5.880% due 01/15/2004                                         600      579
   6.550% due 08/01/2004                                         100       99
   7.000% due 03/15/2006                                       1,500    1,480
   6.560% due 12/16/2007                                          50       48
   7.000% due 04/27/2008                                         100       98
   6.375% due 10/15/2008                                      17,000   16,121
Metropolitan Life Insurance Co.
   6.300% due 11/01/2003                                       6,800    6,612
Mexico Credit Link
  10.508% due 02/22/2002 (d)                               $  29,500 $ 30,749
MIC Financing Trust
   8.375% due 02/01/2027                                      36,000   33,496
Morgan Stanley Capital
   6.375% due 12/15/2003                                         150      148
   7.460% due 02/15/2020                                      11,450   11,580
Morgan Stanley, Dean Witter,
Discover and Co.
   5.820% due 06/19/2000 (d)                                 152,000  151,762
   6.040% due 11/13/2000 (d)                                   5,000    5,017
   5.278% due 02/06/2001                                       1,190    1,190
   5.750% due 02/15/2001                                         400      397
   5.643% due 04/16/2001 (d)                                  25,000   24,984
   6.700% due 05/01/2001                                         600      604
   9.375% due 06/15/2001                                         300      314
   5.315% due 12/19/2001 (d)                                  19,700   19,691
   5.460% due 04/15/2002 (d)                                     300      300
   5.699% due 03/11/2003 (d)                                  11,500   11,449
   5.625% due 01/20/2004                                         400      382
   5.250% due 04/22/2004 (d)                                  55,000   55,001
Nacional Financiera
   8.000% due 06/19/2000                                       4,500    4,514
   8.693% due 12/01/2000 (d)                                  25,250   25,124
NationsBank Corp.
   6.750% due 02/26/2001                                         500      504
   7.000% due 09/15/2001                                       1,500    1,514
   5.294% due 06/17/2002 (d)                                  10,000    9,991
   6.125% due 07/15/2004                                         600      580
NCNB Corp.
   7.750% due 08/01/2002                                         796      797
Newcourt Credit Group
   6.875% due 02/16/2005                                       7,500    7,358
Nordstom Credit, Inc.
   7.250% due 04/30/2002                                       1,000    1,015
Norwest Financial, Inc.
   6.250% due 11/01/2002                                         100       99
   7.000% due 01/15/2003                                         300      303
   6.000% due 02/01/2004                                          50       49
Okobank
   5.398% due 05/23/2006 (d)                                  10,000    9,944
Orix Credit Alliance
   7.640% due 09/17/2001                                      13,000   13,002
Osprey Trust
   8.310% due 01/15/2003                                      75,000   75,469
Paccar Financial Corp.
   6.740% due 09/15/2000                                         250      251
PaineWebber
   5.455% due 10/04/1999                                       4,000    3,998
   7.000% due 03/01/2000                                         200      201
   6.950% due 03/31/2000                                         120      120
   5.405% due 02/18/2002 (d)                                   5,000    4,954
   5.525% due 05/20/2002 (d)                                   1,000      992
PDVSA Finance Limited
   7.400% due 08/15/2016                                       1,200      892
Pemex Finance Ltd.
   6.125% due 11/15/2003                                      15,000   14,703
PNC Bank Corp.
   5.130% due 06/01/2000 (d)                                 217,000  216,834
   5.483% due 01/24/2002 (d)                                  49,000   48,849
   5.331% due 08/15/2002 (d)                                   5,000    4,996
PNC Funding Corp.
   6.875% due 03/01/2003                                         100      100
   7.000% due 09/01/2004                                      15,000   14,967
Popular, Inc.
   6.400% due 08/25/2000                                      11,123   11,109
   6.550% due 10/10/2000                                       2,485    2,484
   7.375% due 09/15/2001                                      25,000   25,064
   6.625% due 01/15/2004                                      19,500   19,034
Prudential Funding Corp.
   4.990% due 08/01/2000 (d)                                   2,000    1,997
Prudential Insurance Co.
   6.375% due 07/23/2006                                      35,000   33,043



                                                       See accompanying notes 77

Total Return Fund
September 30, 1999 (Unaudited)

                                             Principal
                                                Amount                Value
                                                (000s)               (000s)
---------------------------------------------------------------------------
Prudential Property Investment
   6.625% due 04/01/2009                      $ 17,000           $   15,872
PSE&G Capital Corp.
   6.740% due 10/23/2001                         1,400                1,401
Reliance Group Holdings
   9.000% due 11/15/2000                        19,000               19,300
   9.750% due 11/15/2003                        10,000                8,875
Residential Reinsurance
   9.163% due 06/01/2000 (d)                    13,300               13,246
Safeco Corp.
   7.260% due 08/12/2002                           500                  510
Sakura Capital Funding
   7.320% due 08/29/2049                        20,000               17,800
Salomon, Inc.
   6.625% due 11/30/2000                           235                  236
   6.650% due 07/15/2001                           600                  603
   7.000% due 03/04/2002                        18,850               19,073
   5.400% due 05/16/2002 (d)                    23,000               23,018
Salomon, Smith Barney Holdings
   5.875% due 02/01/2001                         4,000                3,982
   5.980% due 03/26/2001                           250                  249
   3.650% due 02/14/2002 (f)                    17,866               17,392
   5.510% due 04/15/2002 (d)                    35,090               35,010
   5.180% due 05/14/2002 (d)                    26,715               26,685
   5.571% due 07/23/2002 (d)                    53,400               53,297
   6.125% due 01/15/2003                           290                  284
Sanwa Business Credit
   6.540% due 06/20/2000                         1,000                1,004
Sears Roebuck Acceptance
   5.479% due 06/27/2000 (d)                     5,000                5,001
   7.110% due 06/19/2001                         1,000                1,004
   6.860% due 08/06/2001                           400                  400
   6.360% due 12/04/2001                           290                  287
   6.120% due 12/13/2001                           260                  258
   6.950% due 05/15/2002                           300                  300
   6.000% due 03/20/2003                       149,750              144,732
   7.140% due 05/02/2003                         5,000                4,995
   6.560% due 11/20/2003                         1,178                1,150
   6.700% due 11/15/2006                           500                  478
Security Pacific Corp.
   6.000% due 05/01/2000                           600                  600
  11.500% due 11/15/2000                         4,000                4,208
Societe Generale
   7.400% due 06/01/2006                         1,500                1,484
Steers
   9.123% due 08/07/2002 (d)                    20,000               20,016
Sumitomo
   8.500% due 06/15/2009                           100                  103
   9.400% due 12/29/2049 (d)                    24,550               24,737
Sun Life of Canada (U.S.)
   8.526% due 05/29/2049                           250                  243
Tecnost International  NV
   4.487% due 06/23/2004 (d)                    44,000               48,087
Telewest Credit Links
   7.500% due 04/16/2004                        30,000               29,156
Textron Financial Corp.
   5.393% due 05/28/2002 (d)                    41,900               41,733
Tokai Capital Corp.
   9.980% due 12/29/2049 (d)                    13,050               13,335
Toyota Motor Credit Corp.
   5.967% due 02/15/2002                        40,000               38,630
TPSA Finance BV
   7.125% due 12/10/2003                        12,200               12,024
   7.750% due 12/10/2008                        10,000                9,728
Transamerica Corp.
   5.405% due 09/17/2001 (d)                    20,000               20,084
   6.125% due 11/01/2001                        24,000               23,633
   7.250% due 08/15/2002                        79,000               79,715
   7.500% due 03/15/2004                           270                  273
   6.750% due 11/15/2006                           650                  631
Travelers Group, Inc.
   7.200% due 02/01/2004                        38,480               38,767
Trizec Finance Limited
  10.875% due 10/15/2005                         2,489                2,601
TXU Eastern Funding
   6.150% due 05/15/2002                        53,800               52,445
U.S. Bancorp
   5.409% due 01/16/2002 (d)                    49,000               48,953
Wachovia Corp.
   7.000% due 12/15/1999                           100                  100
Washington Mutual, Inc.
   6.375% due 07/01/2000                         3,000                3,008
Wells Fargo & Co.
   5.625% due 02/05/2001                           400                  397
   8.750% due 05/01/2002                           100                  105
   6.625% due 07/15/2004                        51,100               50,797
Westdeutsche Landesbank
   6.750% due 06/15/2005                         4,000                3,933
   6.050% due 01/15/2009                        52,000               47,658
                                                                 ----------
                                                                  8,048,635
                                                                 ==========
Industrials 9.7%
Akzo Nobel, Inc.
   6.000% due 11/15/2003                        32,000               31,008
Albertson's, Inc.
   6.375% due 06/01/2000                           150                  151
Allied Waste North America, Inc.
   7.375% due 01/01/2004                        18,925               17,411
Amerco, Inc.
   7.135% due 10/15/2002                        15,000               14,418
American Airlines
  10.610% due 03/04/2011                         1,895                2,271
   6.870% due 07/02/2018                         1,990                1,778
American Home Products Corp.
   7.700% due 02/15/2000                           550                  553
Amerigas Partners LP
  10.125% due 04/15/2007                         1,730                1,795
AMR Corp.
   9.750% due 03/15/2000                         1,050                1,066
  10.610% due 01/11/2001                         4,000                4,183
  10.570% due 01/15/2001                         3,000                3,143
  10.590% due 01/31/2001                         3,000                3,148
  10.000% due 02/01/2001                         2,000                2,081
   9.400% due 05/08/2001                         3,000                3,114
   9.500% due 05/15/2001                         2,250                2,339
   9.130% due 10/25/2001                         2,000                2,079
   8.470% due 02/20/2002                         2,000                2,064
   8.500% due 02/26/2002                         1,000                1,033
  10.210% due 01/01/2010                         6,500                7,558
AT&T Canada, Inc.
  10.750% due 11/01/2007                         1,000                  830
Baxter International, Inc.
   9.500% due 06/15/2008                           200                  230
Bayer Corp.
   6.500% due 10/01/2002                           250                  251
Bellat Racers
   5.500% due 04/01/2003                        20,000               19,969
Bellsouth Telecommunication
   6.000% due 06/15/2002                        10,000                9,917
BOC Group PLC
   5.875% due 01/29/2001                           250                  249
Boeing Co.
   8.375% due 02/15/2001                           900                  924
   6.350% due 06/15/2003                           750                  742
Boise Cascade Co.
   9.900% due 03/15/2000                           275                  279
BP Amoco PLC
   6.250% due 10/15/2004                         1,000                  994
Bresnan Communications
   8.000% due 02/01/2009                         3,500                3,439
Browning-Ferris Industries, Inc.
   6.080% due 01/18/2002 (d)                    51,750               51,445
   6.100% due 01/15/2003                         6,000                5,433
Campbell Soup Co.
   4.750% due 10/01/2003                           500                  472
Canadian Pacific Limited
   9.450% due 08/01/2021                         2,750                3,150
Case Credit Corp.
   5.209% due 05/05/2000 (d)                    10,000               10,006

78  See accompanying notes

                                              Principal
                                                 Amount               Value
                                                 (000s)              (000s)
---------------------------------------------------------------------------
Cemex SA
  10.000% due 11/05/1999                      $   1,000             $ 1,002
   8.500% due 08/31/2000                         10,000              10,047
   9.250% due 06/17/2002                         48,500              48,985
Centerior Fuel Corp.
   9.750% due 08/02/2000 (j)                      8,000               8,180
Century Communications Corp.
   9.500% due 08/15/2000                          6,000               6,068
   0.000% due 03/15/2003                         10,515               7,439
CF Cable TV, Inc.
   9.125% due 07/15/2007                          1,600               1,737
Circus Circus Enterprises
   6.750% due 07/15/2003                          4,500               4,118
Coastal Corp.
  10.375% due 10/01/2000                          8,500               8,802
   6.500% due 05/15/2006                            275                 263
Coca-Cola Co.
   6.375% due 08/01/2001                            200                 200
   7.875% due 02/01/2002                            600                 617
   6.000% due 07/15/2003                            250                 244
Coltec Industries, Inc.
   7.500% due 04/15/2008                          4,400               4,347
Columbia/HCA Healthcare
   6.410% due 06/15/2000                          5,000               4,934
   8.020% due 08/05/2002                          9,000               8,823
   8.130% due 08/04/2003                          7,300               7,133
   6.630% due 07/15/2045                         10,000               9,571
   6.730% due 07/15/2045                         14,760              14,163
Comcast Corp.
   9.375% due 05/15/2005                         34,995              36,920
   9.500% due 01/15/2008                         11,350              11,804
Conagra, Inc.
   5.711% due 06/12/2000 (d)                     74,300              74,180
Conoco, Inc.
   6.350% due 04/15/2009                          1,900               1,811
Continental Airlines
   9.500% due 12/15/2001                            200                 204
   6.954% due 02/02/2011                         25,989              25,148
Continental Cablevision
   9.500% due 08/01/2013                         27,000              29,688
Cox Communications, Inc.
   6.500% due 11/15/2002                            200                 198
CSC Holdings, Inc
   7.625% due 07/15/2018                         22,000              20,592
CSX Corp.
   5.790% due 06/15/2000 (d)                     30,500              30,573
   9.500% due 08/01/2000                            500                 513
Cumberland Farms
  10.500% due 10/01/2003                          1,000                 985
Dayton Hudson Corp.
  10.000% due 12/01/2000                          1,000               1,041
Delphi Auto Systems Corp.
   6.125% due 05/01/2004                         20,000              19,266
Delta Air Lines, Inc.
   9.875% due 05/15/2000                            525                 538
   6.650% due 03/15/2004                         13,500              13,141
  10.430% due 01/02/2011                            850                 985
  10.140% due 08/14/2012                          1,000               1,160
   9.200% due 09/23/2014                          6,000               6,406
  10.500% due 04/30/2016                          1,000               1,164
Diamond Cable Communication Co.
   0.000% due 12/15/2005 (d)                      3,500               3,133
Disney (Walt) Co.
   6.375% due 03/30/2001                            750                 753
   6.750% due 03/30/2006                            100                 100
DTE Capital Corp.
   8.350% due 11/15/2038 (d)                     52,750              51,840
E.I. Du Pont de Nemours
   9.150% due 04/15/2000                            100                 102
Eastman Chemical Co.
   6.375% due 01/15/2004                          5,750               5,589
Electric Lightwave, Inc.
   6.050% due 05/15/2004                         15,700              15,197
Eli Lilly & Co.
   8.125% due 02/07/2000                            387                 389
   8.125% due 12/01/2001                            500                 519
Enron Corp.
   5.150% due 11/18/1999 (d)                     35,000              34,978
   6.400% due 07/15/2006                            150                 141
Federal Express Corp.
   6.845% due 01/15/2019                            872                 832
Flag Limited
   7.150% due 12/15/2004                             61                  59
Ford Motor Co.
   9.000% due 09/15/2001                            880                 920
   6.625% due 10/01/2028                        115,800             103,304
Fortune Brands
   8.500% due 10/01/2003                            500                 536
Fred Meyer, Inc.
   7.150% due 03/01/2003                         11,000              11,010
   7.375% due 03/01/2005                         39,325              39,421
   7.450% due 03/01/2008                            300                 298
Frontier Corp.
   6.250% due 12/15/1999                         20,000              20,027
General Motors Acceptance Corp.
   9.625% due 12/01/2000                            525                 544
   7.100% due 03/15/2006                            250                 249
Gillette Co.
   6.250% due 10/15/2005                            750                 748
   5.750% due 10/15/2005                          1,500               1,436
Global Crossing Holding Limited
   9.625% due 05/15/2008                         15,000              15,525
Gulf Canada Resources
   9.250% due 01/15/2004                          7,250               7,298
   9.625% due 07/01/2005                          2,000               2,060
H.J. Heinz Co.
   7.500% due 04/26/2000                            150                 151
Hanson Overseas BV
   6.750% due 09/15/2005                            225                 221
Harrahs Operating Co., Inc.
   7.875% due 12/15/2005                          5,000               4,813
Hertz Corp.
   6.625% due 07/15/2000                          8,875               8,897
Hollinger International Publishing
   9.250% due 02/01/2006                          3,000               2,978
Houghton Mifflin Co.
   5.990% due 12/03/2001                          3,000               2,964
Hyder PLC
   6.500% due 12/15/2008                         10,000               9,167
IBM Corp.
   5.050% due 11/01/1999 (d)                     35,000              34,902
   7.250% due 11/01/2002                            200                 205
   6.450% due 08/01/2007                            500                 489
   7.125% due 12/01/2096                          2,500               2,358
ICI Wilmington
   6.750% due 09/15/2002                         10,000               9,909
Inco Limited
   9.875% due 06/15/2019                          5,000               5,195
Ingersoll-Rand Co.
   6.255% due 02/15/2001                            295                 295
International Game Technology
   7.875% due 05/15/2004                         24,500              23,581
International Paper Co.
   6.875% due 07/10/2000                          4,260               4,278
   9.050% due 02/08/2001                            100                 103
ISP Holdings, Inc.
   9.750% due 02/15/2002                          4,500               4,545
   9.000% due 10/15/2003                          5,000               4,950
ITT Corp.
   6.250% due 11/15/2000                         15,070              14,792
J Seagram & Sons
   5.500% due 04/10/2000 (d)                     94,000              93,530
   5.790% due 04/15/2001                         20,000              19,622
   6.250% due 12/15/2001                         51,000              50,329
Jones International Networks Limited
  11.750% due 07/01/2005                             55                  48
K Mart Corp.
   8.190% due 11/24/2003                          5,000               4,934
K N Energy, Inc.
   6.450% due 03/01/2003                            240                 234

                                                      See accompanying notes  79

Total Return Fund
September 30, 1999 (Unaudited)

                                              Principal
                                                 Amount               Value
                                                 (000s)              (000s)
---------------------------------------------------------------------------
Kellogg
   5.750% due 02/02/2001                      $  86,925           $  86,449
K-III Communications Co.
   8.500% due 02/01/2006                          4,000               3,900
KPNQWest BV
   8.125% due 06/01/2009                          5,000               4,750
Kroger Co.
   6.000% due 07/01/2000                         13,000              12,973
   6.420% due 10/01/2010 (d)                     54,000              53,927
Lenfest Communications
   8.375% due 11/01/2005                          5,000               5,162
Limited, Inc.
   7.800% due 05/15/2002                            500                 512
Lockheed Martin Corp.
   6.850% due 05/15/2001                          5,000               4,995
Loyola University of Chicago
   6.030% due 06/15/2000 (d)                     16,100              16,078
LSI Logic Corp.
   4.250% due 03/15/2004                          1,000               1,834
Lucent Technologies
   7.250% due 07/15/2006                            150                 153
Mallinckrodt, Inc.
   6.300% due 03/15/2001 (d)                     10,000               9,912
Marlin Water Trust
   7.090% due 12/15/2001                         20,241              20,243
Mazda Manufacturing Corp.
  10.500% due 07/01/2008 (j)                      1,980               2,442
McDonald's Corp.
   6.500% due 08/01/2007                            250                 243
McLeodUSA, Inc.
   0.000% due 03/01/2007 (i)                      5,000               3,963
   8.125% due 02/15/2009                          1,200               1,122
Mobil Corp.
   8.375% due 02/12/2001                            340                 349
Monsanto Co.
   6.000% due 12/01/2005                            250                 234
Motorola, Inc.
   7.600% due 01/01/2007                            200                 205
Nabisco, Inc.
   6.000% due 02/15/2001 (d)                     11,240              11,134
   6.800% due 09/01/2001                          3,000               2,994
   6.700% due 06/15/2002                          9,000               8,903
   6.125% due 02/01/2033                         15,000              14,519
Nabors Industries, Inc.
   6.800% due 04/15/2004                          9,250               9,062
New York Times Co.
   7.625% due 03/15/2005                          1,000               1,042
News America Holdings Corp.
   7.450% due 06/01/2000                          3,000               3,019
   8.625% due 02/01/2003                            750                 783
Nike, Inc.
   6.510% due 06/16/2000                          1,000               1,003
Nisource Capital Markets
   6.630% due 09/28/2010                         59,000              59,000
Noranda, Inc.
   7.000% due 07/15/2005                          1,800               1,733
Norfolk Southern Corp.
   6.700% due 05/01/2000                          3,000               3,013
   7.875% due 02/15/2004                             50                  52
Northwest Airlines, Inc.
   8.970% due 01/02/2015                          1,691               1,744
Occidental Petroleum
   6.400% due 04/01/2003                          7,710               7,540
Owens Corning
   7.000% due 05/15/2000                            200                 200
Owens-Illinois, Inc.
   7.850% due 05/15/2004                          2,600               2,571
   7.150% due 05/15/2005                         10,000               9,474
Packaging Corp. of America
   9.625% due 04/01/2009                          2,500               2,538
Pennzoil Co.
   9.625% due 11/15/1999                          5,000               5,018
Pepsico, Inc.
   5.750% due 01/15/2008                            500                 470
Petroleos Mexicanos
   9.520% due 07/15/2005 (d)                     67,500              64,294
Philip Morris Cos., Inc.
   9.000% due 01/01/2001                            300                 309
   7.250% due 09/15/2001                             70                  71
   7.500% due 01/15/2002                             50                  51
   6.800% due 12/01/2003                         48,345              48,018
   7.000% due 07/15/2005                          1,125               1,108
   7.200% due 02/01/2007                         32,000              31,471
   6.150% due 03/15/2010                         25,000              25,056
Phillips Petroleum Co.
   6.375% due 03/30/2009                         31,000              29,383
   7.000% due 03/30/2029                         16,000              14,880
Presidio Owner Trust
   6.532% due 12/30/1999 (d)                     29,419              29,373
Procter & Gamble Co.
   5.250% due 09/15/2003                         35,000              33,501
Qwest Communications International, Inc.
   0.000% due 10/15/2007 (i)                      2,500               1,956
Racers
   7.000% due 04/28/2003 (d)                     30,000              29,325
   5.794% due 09/15/2005 (d)                     15,000              14,977
Reliant Energy, Inc.
   8.930% due 05/14/2001                          5,300               5,494
   8.920% due 05/15/2001                          6,500               6,737
   6.375% due 11/01/2003                         14,000              13,695
Rogers Cablesystems, Inc.
  10.000% due 12/01/2007                          5,000               5,350
Rogers Cantel Mobile Communications, Inc.
   9.375% due 06/01/2008                          2,750               2,901
Saferco
   9.630% due 05/31/2000 (j)                      6,500               6,665
   9.590% due 05/31/2001 (j)                      3,000               3,153
Safeway, Inc.
   5.750% due 11/15/2000                            150                 149
   6.850% due 09/15/2004                            250                 248
Sara Lee Corp.
   6.300% due 11/07/2005                            500                 485
Sears Roebuck & Co.
   6.800% due 05/07/2001                            500                 500
   6.790% due 05/21/2001                            500                 504
   9.400% due 08/02/2001                            250                 263
   8.390% due 02/14/2002                            240                 248
   7.260% due 04/21/2003                          3,000               3,009
   6.250% due 01/15/2004                            300                 294
   6.750% due 09/15/2005                            785                 761
Sequa Corp.
   9.375% due 12/15/2003                          5,000               5,113
Smithfield Foods
   7.625% due 02/15/2008                          2,000               1,800
Smithkline Beecham
   7.375% due 04/15/2005                            150                 155
Stone Container Corp.
  10.750% due 10/01/2002                          2,500               2,581
Swiss Life Financial Limited
   2.000% due 05/20/2005                          3,000               2,976
TCI Communications, Inc.
   5.450% due 02/02/2000 (d)                     50,000              49,980
   6.085% due 09/11/2000 (d)                     48,500              48,385
   5.905% due 12/20/2000 (d)                     10,000              10,003
   6.110% due 03/12/2001 (d)                     10,000              10,113
   6.375% due 05/01/2003                          3,200               3,167
Telecommunications, Inc.
   8.250% due 01/15/2003                         43,125              45,218
Telewest Communications PLC
   9.625% due 10/01/2006                          5,000               5,063
Tenet Healthcare Corp.
   8.625% due 12/01/2003                          1,200               1,192
   8.000% due 01/15/2005                          2,000               1,910
   7.625% due 06/01/2008                         27,000              24,435
Texaco Capital
   8.500% due 02/15/2003                            700                 744
   6.000% due 06/15/2005                            400                 387

80  See accompanying notes

                                              Principal
                                                 Amount               Value
                                                 (000s)              (000s)
---------------------------------------------------------------------------
Time Warner, Inc.
   6.100% due 12/30/2001                     $   34,275          $   34,055
   7.975% due 08/15/2004                         53,050              55,058
   8.110% due 08/15/2006                        123,424             130,003
   8.180% due 08/15/2007                         44,895              47,134
   7.250% due 09/01/2008                            125                 125
Toyoda Automatic Loom
   0.350% due 09/30/2003                        200,000               2,057
TRW, Inc.
   5.930% due 06/28/2000 (d)                     14,200              14,176
U.S. West Capital Funding
   5.960% due 06/15/2000 (d)                     82,700              82,577
Union Pacific Corp.
   5.500% due 05/22/2000 (d)                     60,000              59,869
   6.930% due 06/01/2003                          1,000                 996
   6.000% due 09/01/2003                          8,000               7,726
   6.120% due 02/01/2004                            250                 239
United Airlines
   9.000% due 12/15/2003                          1,000               1,054
  10.670% due 05/01/2004                          2,050               2,292
USA Waste Services, Inc.
   6.125% due 07/15/2001                         23,500              22,542
UST, Inc.
   7.250% due 06/01/2009                         25,000              24,087
USX Corp.
   9.800% due 07/01/2001                            300                 315
Viacom, Inc.
   5.875% due 07/15/2000                          6,200               6,181
Wal-Mart Stores, Inc.
   9.100% due 07/15/2000                            250                 256
   8.625% due 04/01/2001                          2,450               2,535
   6.750% due 05/24/2002                            170                 172
Waste Management, Inc.
   6.375% due 12/01/2003                            200                 184
   6.500% due 05/14/2004                         58,000              57,403
   7.125% due 10/01/2007                          1,800               1,622
Westpoint Stevens, Inc.
   7.875% due 06/15/2005                          8,000               7,520
Westvaco Corp.
   9.650% due 03/01/2002                            150                 160
Whitman Corp.
   6.250% due 05/01/2000                         15,800              15,840
Williams Co.
   5.276% due 01/30/2000 (d)                     23,000              23,005
WMX Technologies
   6.700% due 05/01/2001                         10,000               9,758
   7.000% due 10/15/2006                            500                 450
Wilshire REIT Trust
   6.532% due 12/30/1999 (d)                     25,802              25,762
Xerox Corp.
   6.500% due 06/29/2000                            280                 285
   5.750% due 07/21/2000                            500                 499
   5.400% due 09/11/2000                            400                 398
   7.410% due 05/15/2001                          1,000               1,017
                                                                 ----------
                                                                  2,853,072
                                                                 ==========
Utilities 5.9%
AEP Resources, Inc.
   6.500% due 12/01/2003                         20,000              19,470
Alabama Power Co.
   5.350% due 11/15/2003                          1,600               1,525
Appalachian Power Co.
   6.350% due 03/01/2000                            500                 500
   6.600% due 05/01/2009                         25,000              23,445
AT&T Corp.
   7.350% due 08/27/2001                          7,200               7,351
   7.125% due 01/15/2002                            275                 279
   7.000% due 05/15/2005                            200                 201
Baltimore Gas & Electric
   6.125% due 07/01/2003                            150                 148
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                            616                 623
   8.625% due 06/01/2007                          5,000               5,120
BellSouth Telecommunications, Inc.
   7.500% due 06/15/2033                            185                 177
California Energy
   9.500% due 09/15/2006                         12,040              12,914
Calpine Corp.
   9.250% due 02/01/2004                          4,150               4,176
   7.625% due 04/15/2006                          7,000               6,654
   7.875% due 04/01/2008                          2,500               2,394
Central Maine Power Co.
   6.500% due 06/14/2000                          5,500               5,480
Chesapeake & Potomac Telephone
   5.625% due 03/01/2007                            500                 460
   8.000% due 10/15/2029                          1,125               1,209
Cleveland Electric Illuminating Co.
   7.850% due 11/01/1999                          6,000               6,007
   7.420% due 08/01/2001                         10,000              10,144
   9.500% due 05/15/2005                         13,000              13,702
Cleveland Electric/Toledo Edison
   7.190% due 07/01/2000                         20,400              20,428
CMS Energy
   7.375% due 11/15/2000                         67,535              67,540
   8.000% due 07/01/2001                         11,750              11,709
   8.125% due 05/15/2002                         13,725              13,765
   8.375% due 07/01/2003                         15,000              14,920
   7.000% due 01/15/2005                         30,000              28,634
Commonwealth Edison
   5.204% due 06/15/2002 (d)                      1,000                 998
   6.625% due 07/15/2003                          1,000                 995
   9.875% due 06/15/2020                         11,700              13,109
Connecticut Light & Power Co.
   5.750% due 07/01/2000                          2,000               1,992
   7.875% due 06/01/2001                            100                 101
   7.750% due 06/01/2002                          5,000               5,065
   8.590% due 06/05/2003                         27,000              25,760
Consolidated Edison
   7.600% due 01/15/2000                            100                 100
   5.244% due 12/15/2001 (d)                     10,000               9,989
   6.625% due 02/01/2002                            100                 100
Consolidated Natural Gas
   7.250% due 10/01/2004                         43,750              43,787
Cox Enterprises, Inc.
   6.625% due 06/14/2002                          5,250               5,231
Duke Energy Corp.
   8.000% due 11/01/1999                             40                  40
   7.000% due 06/01/2000                            700                 705
   6.750% due 08/01/2025                             25                  22
East Coast Power LLC
   6.737% due 03/31/2008                         16,791              16,044
El Paso Electric Co.
   9.400% due 05/01/2011                          7,455               8,115
Enron Corp.
   5.778% due 03/30/2000                         13,000              13,001
   7.660% due 01/14/2002                          5,000               5,110
Entergy Mississippi, Inc.
   5.963% due 05/03/2004 (d)                     31,000              31,000
Flag Limited
   8.250% due 01/30/2008                          1,200               1,050
Houston Lighting & Power Co.
   6.100% due 03/01/2000                            250                 250
Indiana Bell Telephone Co., Inc.
   5.500% due 04/01/2007                            500                 458
Indianapolis Power & Light
   7.375% due 08/01/2007                            225                 232
Korea Electric Power
   3.882% due 10/31/2002 (d)                     18,900               9,906
   6.375% due 12/01/2003                            170                 159
Louisiana Power & Light Co.
   7.740% due 07/01/2002                            599                 603
MCI Communications Corp.
   6.125% due 04/15/2002                          1,250               1,233
MCI Worldcom, Inc.
   5.645% due 08/17/2000 (d)                     20,000              19,978
   8.875% due 01/15/2006                         24,529              25,962
Montana Power Co.
   5.560% due 04/06/2001 (d)                     15,000              15,003
National Power Corp.
   9.625% due 05/15/2028                         16,000              13,358


                                                      See accompanying notes  81

Total Return Fund
September 30, 1999 (Unaudited)

                                              Principal
                                                Amount                Value
                                                (000s)               (000s)
--------------------------------------------------------------------------------
National Rural Utilities Cooperative
   6.250% due 04/15/2003                      $ 50,000             $ 48,896
New Century Energies, Inc.
   5.860% due 05/28/2000                         9,400                9,363
   5.860% due 05/30/2000                        15,000               14,949
New England Telephone & Telegraph Co.
   6.375% due 09/01/2008                         1,350                1,288
New Jersey Bell Telephone
   4.875% due 11/01/2000                           800                  789
   7.850% due 11/15/2029                            70                   73
New York Telephone Co.
   6.250% due 02/15/2004                           150                  148
   6.125% due 01/15/2010                            80                   75
Niagara Mohawk Power
   7.000% due 10/01/2000                        57,463               57,696
   7.125% due 07/01/2001                        20,604               20,690
   7.250% due 10/01/2002                        24,783               24,979
   7.375% due 07/01/2003                        38,826               39,050
   7.375% due 08/01/2003                         1,645                1,675
   7.750% due 10/01/2008                        25,200               25,662
North Atlantic Energy
   9.050% due 06/01/2002                         5,995                6,087
Northern Illinois Gas Co.
   6.450% due 08/01/2001                         1,450                1,443
Northern Telecom Limited
   8.750% due 06/12/2001                           300                  312
Nynex Corp.
   9.550% due 05/01/2010                         6,516                7,178
Ohio Bell Telephone Co.
   5.375% due 03/01/2007                           950                  866
Ohio Power Co.
   7.000% due 07/01/2004                        27,000               26,805
Orange PLC
   8.750% due 06/01/2006                        12,000               12,210
   8.000% due 08/01/2008                         1,000                  968
Pacific Gas & Electric Co.
   6.750% due 12/01/2000                         3,049                3,059
Pacific Northwest Bell
   4.375% due 09/01/2002                            50                   47
Pennsylvania Power & Light
   6.000% due 06/01/2000                           500                  500
Philadelphia Electric
   5.625% due 11/01/2001                        17,350               17,087
Philippine Long Distance Telephone Co.
   7.850% due 03/06/2007                         5,000                4,228
  10.500% due 04/15/2009                         6,000                5,849
PP&L, Inc.
   6.125% due 05/01/2001 (d)                     5,000                4,996
   6.550% due 03/01/2006                           500                  491
Public Service
   7.625% due 02/01/2000                           150                  151
   7.250% due 04/01/2000 (d)                     5,000                5,000
   6.500% due 06/01/2000                           500                  501
   6.125% due 08/01/2002                         1,000                  991
Public Service Enterprise Group, Inc.
   6.261% due 11/22/2000 (d)                     6,000                6,010
   5.910% due 06/15/2001 (d)                   156,200              155,886
Queststar Pipeline
   9.375% due 06/01/2021                           200                  214
Reliant Energy, Inc.
   8.750% due 03/01/2022                        10,000               10,356
Sierra Pacific Power Co.
   6.270% due 10/13/2000                        29,000               29,000
Sierra Pacific Resources
   6.200% due 04/15/2004                        20,000               19,279
SK Telecom Co. Limited
   7.750% due 04/29/2004                         5,000                4,858
Southwestern Bell Telephone Co.
   6.125% due 03/01/2000                            50                   50
Sprint Corp.
   8.125% due 07/15/2002                        10,378               10,724
   5.875% due 05/01/2004                        43,000               41,248
System Energy Resources
   7.380% due 10/01/2000                         5,000                5,033
   7.710% due 08/01/2001                        14,850               15,065
Teco Energy, Inc.
   5.540% due 09/15/2001                        44,630               44,051
Tennessee Valley Authority
   3.375% due 01/15/2007                        10,521                9,720
   0.000% due 04/15/2042 (i)                       855                  332
Texas Utilities Co.
   5.558% due 04/24/2000 (d)                    60,100               60,099
   6.064% due 06/25/2001                       125,200              124,866
   6.370% due 08/16/2001                         1,000                  996
   6.438% due 09/24/2001                       206,800              206,800
   5.940% due 10/15/2001                         3,000                2,976
   6.500% due 08/16/2002                         1,000                  998
Texas-New Mexico Power
  10.750% due 09/15/2003                         4,950                5,116
Toledo Edison Co.
   7.380% due 03/31/2000                        11,000               11,028
   8.180% due 07/30/2002                         1,400                1,437
   8.700% due 09/01/2002                        14,500               14,875
   7.850% due 03/31/2003                         7,000                7,123
   7.875% due 08/01/2004                           500                  506
Tuscon Electric Power
   8.500% due 10/01/2009                           454                  465
U.S. West Communications, Inc.
   5.650% due 11/01/2004                         9,000                8,562
   6.625% due 09/15/2005                           400                  394
   6.125% due 11/15/2005                           400                  384
Union Electric Co.
   8.000% due 12/15/2022                         1,000                1,055
United Telecom, Inc.
   9.500% due 06/06/2001                           150                  158
Western Massachusetts Electric
   6.875% due 01/01/2000                           700                  701
   7.375% due 07/01/2001                         7,000                7,028
Western Resources, Inc.
   6.250% due 08/15/2003                        13,500               13,253
Wilmington Trust Co. - Tucson Electric
  10.732% due 01/01/2013 (j)                       991                1,070
WorldCom, Inc.
   6.125% due 08/15/2001                           250                  248
   6.400% due 08/15/2005                         1,000                  977
Yorkshire Power Finance
   6.154% due 02/25/2003                        17,000               16,338
                                                                -----------
                                                                  1,731,812
                                                                -----------
Total Corporate Bonds & Notes                                    12,633,519
(Cost $12,743,263)                                              ===========

---------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES 0.1%
---------------------------------------------------------------------------
Florida 0.0%
Greater Orlando Aviation Authority,
Orlando Florida Airport Facitities
Revenue Bonds, (FGIC Insured), Series 1999,
5.125% due 10/01/2028                            2,000                1,788
                                                                -----------
New Mexico 0.0%
Farmington, New Mexico Pollution
Control Revenue Bond, Series A, 5.125%
due 04/01/2029                                     500                  451
                                                                -----------

New York 0.1%
New York City Municipal Bond
5.622% due 08/01/2002 (d)                       11,058               11,021

New York City, New York Municipal Finance
Authority Water & Sewer System Revenue
Bonds, (FSA Insured), Series 1999, 5.000%
due 06/15/2029                                   2,500                2,189
                                                                -----------
                                                                     13,210
                                                                ===========

Pennsylvania 0.0%
Pittsburgh & Allegheny County Pa,
(AMBAC Insured), Series 1999, 5.000%
due 02/01/2029                                     500                  436

Pittsburgh & Allegheny County Pa,
(AMBAC Insured), Series 1999, 5.125% due
02/01/2035                                         500                  441
                                                                -----------
                                                                        877
                                                                ===========

82  See accompanying notes

                                              Principal
                                                 Amount               Value
                                                 (000s)              (000s)
---------------------------------------------------------------------------
Utah 0.0%
Weber County, Utah Hospital Revenue Bonds,
Series 1999, 5.000% due 08/15/2030             $    500           $     426
                                                                  ---------
Total Municipal Bonds & Notes                                        16,752
(Cost $16,926)                                                    =========

---------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 3.5%
---------------------------------------------------------------------------
A.I.D. Housing Guarantee - Peru
   9.980% due 08/01/2008                            990               1,013
Federal Home Loan Bank
   7.510% due 10/26/1999                            500                 501
   5.525% due 01/21/2000                          1,000               1,000
   6.000% due 05/12/2000 (d)                    185,400             184,086
   6.540% due 05/25/2000 (d)                        500                 504
   5.500% due 07/14/2000 (d)                      1,150               1,148
   6.160% due 09/18/2000 (d)                      1,000               1,003
   5.662% due 09/10/2001 (d)                      1,000                 989
   4.842% due 02/15/2002 (d)                     17,000              16,602
   6.030% due 04/17/2002 (d)                      1,000                 992
   7.045% due 04/25/2002 (d)                        500                 501
   5.250% due 06/28/2002 (d)                      1,000                 974
   6.260% due 12/23/2002 (d)                      1,000                 990
   6.110% due 04/17/2003 (d)                      1,000                 986
   6.050% due 05/22/2003 (d)                      1,000                 983
   5.805% due 08/28/2003 (d)                      1,000                 974
   6.000% due 06/30/2004 (d)                      1,000                 978
Federal Home Loan Mortgage Corporation
   6.000% due 06/23/2004 (d)                      1,000                 974
   6.345% due 02/15/2006 (d)                      1,000                 973
   7.245% due 04/24/2006 (d)                        500                 500
Federal National Mortgage Assn.
   9.050% due 04/10/2000 (d)                        400                 407
   5.560% due 07/24/2000 (d)                        440                 439
   5.810% due 01/16/2001 (d)                      1,000                 999
   5.160% due 02/02/2001 (d)                        800                 792
   6.350% due 11/23/2001 (d)                      1,000                 999
   6.450% due 02/14/2002 (d)                      1,000                 998
   7.060% due 04/24/2002 (d)                        500                 502
   6.110% due 01/02/2003 (d)                      1,000                 985
   6.000% due 02/18/2003 (d)                      1,000                 980
   6.750% due 03/03/2003 (d)                        500                 492
   5.260% due 10/02/2003 (d)                      1,000                 960
   5.280% due 10/06/2003 (d)                      1,000                 961
   5.500% due 12/01/2003 (d)                      1,000                 965
   8.500% due 02/01/2005 (d)                      1,000               1,009
   6.560% due 12/10/2007 (d)                        190                 184
   6.875% due 09/10/2012 (d)                     25,000              24,477
New York City
   5.239% due 08/01/2002 (d)                     14,815              14,815
Student Loan Marketing Assn.
   4.129% due 02/20/2000 (d)                    134,700             134,091
   5.129% due 06/30/2000 (d)                     63,700              63,641
   5.483% due 01/25/2003 (d)                     35,494              35,486
   5.225% due 04/25/2004 (d)                     15,164              15,131
   5.175% due 10/25/2004 (d)                     22,962              22,896
   5.195% due 10/25/2004 (d)                     39,851              39,768
   5.225% due 10/25/2005 (d)                     30,609              30,505
   5.291% due 10/25/2005 (d)                     20,485              20,407
   5.333% due 04/25/2006 (d)                    110,189             109,732
   5.395% due 01/25/2007 (d)                     99,218              99,015
   5.495% due 04/25/2007 (d)                    180,624             180,358
                                                                  ---------
Total U.S. Government Agencies                                    1,018,665
(Cost $1,021,594)                                                 =========

 U.S. TREASURY OBLIGATIONS 6.5%

Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (h)(l)                 814,710             809,658
   3.625% due 07/15/2002 (h)(l)                     276                 274
   3.375% due 01/15/2007 (h)(l)                 163,595             156,285
   3.625% due 01/15/2008 (h)(l)                 387,579             375,225
   3.625% due 01/15/2008 (h)                     21,750              21,057
   3.875% due 01/15/2009 (h)(l)                 246,569             242,794
   3.625% due 04/15/2028 (h)                    103,685              95,973
   3.875% due 04/15/2029 (h)(l)                     456                 441
U.S. Treasury Bonds
  12.375% due 05/15/2004                          1,000               1,254
  10.375% due 11/15/2012 (l)                     11,430              14,345
  12.000% due 08/15/2013                          6,000               8,291
  13.250% due 05/15/2014                         16,500              24,652
   8.875% due 08/15/2017 (l)                         65                  81
   8.125% due 08/15/2019                         10,515              12,454
U.S. Treasury Notes
   7.875% due 11/15/1999                            500                 502
   5.500% due 02/29/2000 (b)                    109,550             109,755
   7.500% due 11/15/2001                            600                 622
   6.125% due 12/31/2001                          1,010               1,019
   6.375% due 08/15/2002                            160                 163
   5.500% due 01/31/2003                            400                 397
   5.875% due 05/15/2004                          1,000               1,055
   6.500% due 10/15/2006                          1,020               1,043
   4.750% due 05/15/2008                         36,100              35,062
                                                                  ---------
Total U.S. Treasury Obligations                                   1,912,392
(Cost $1,932,927)                                                 =========

---------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 54.6%
---------------------------------------------------------------------------
Collateralized Mortgage Obligations 23.4%
ABN AMRO Mortgage Corp.
   6.500% due 06/25/2029                          7,093               6,505
American Southwest Financial
  12.250% due 11/01/2014                             40                  41
  12.500% due 04/01/2015                            376                 417
  12.000% due 05/01/2015                            703                 722
  11.400% due 09/01/2015                            615                 642
American Southwest Financial Securities Corp.
   7.400% due 11/17/2004                         41,000              41,555
   7.248% due 11/25/2038                         50,698              46,118
Bank of America Mortgage Securities
   6.250% due 08/25/2028                         25,000              22,422
   6.500% due 05/25/2029                         15,895              14,866
   7.250% due 10/25/2029                          9,648               8,603
Bankers Trust Co.
   8.625% due 04/01/2018                             58                  58
Bear Stearns Mortgage Securities, Inc.
   7.000% due 09/20/2012                         34,576              33,506
   7.000% due 08/20/2018                         10,000               9,812
   5.938% due 10/25/2023 (d)                      3,718               3,810
  10.000% due 08/25/2024                          5,000               5,454
   7.000% due 03/25/2027                          7,000               6,724
   7.000% due 02/25/2028                         10,000               9,622
Cendant Mortgage Corp.
   6.499% due 11/18/2028 (d)                      5,578               4,715
   6.498% due 11/18/2028 (d)                     14,127              13,142
Centre
   6.715% due 02/01/2009                         31,213              29,667
Chase Mortgage Finance Corp.
   7.607% due 10/25/2009 (d)                      1,659               1,107
   8.250% due 10/25/2010                            783                 780
   6.250% due 05/25/2014                         42,955              40,506
   7.000% due 07/25/2024                          4,411               4,418
   7.000% due 08/25/2024                          3,232               3,181
   6.750% due 03/25/2025                          8,197               7,116
   6.204% due 04/25/2025 (d)                     23,781              21,886
   6.550% due 08/25/2028                          3,000               2,941
   6.350% due 07/25/2029                         74,414              73,504
Citicorp Mortgage Securities, Inc.
   9.500% due 09/25/2019                            231                 230
   6.633% due 10/25/2022 (d)                     12,223              12,304
   6.250% due 04/25/2024                         11,796              10,187
   7.250% due 10/25/2027                         20,462              19,694
   5.900% due 05/25/2029                         26,490              26,302
CMC Securities Corp.
   6.423% due 09/25/2023 (d)                      5,309               5,339
   7.117% due 04/25/2025 (d)                        201                 202
   7.250% due 11/25/2027                          9,402               9,217


                                                      See accompanying notes  83

Total Return Fund
September 30, 1999 (Unaudited)

                                               Principal
                                                  Amount              Value
                                                  (000s)             (000s)
---------------------------------------------------------------------------
Collateralized Mortgage Obligation Trust
  10.200% due 02/01/2016                        $    400           $    409
   8.000% due 09/20/2021                           8,061              8,142
Collateralized Mortgage Securities Corp.
  11.450% due 09/01/2015                              29                 30
  11.450% due 11/01/2015 (d)                         162                163
   8.750% due 04/20/2019                             575                594
Comm
   6.145% due 02/15/2008                           4,832              4,734
Countrywide Home Loans
   6.500% due 07/25/2013                           5,676              5,266
   6.250% due 08/25/2014                          35,885             33,806
   7.305% due 07/25/2024 (d)                       5,120              5,194
   6.750% due 11/25/2025                          25,567             23,558
   7.500% due 06/25/2027                          12,300             12,304
   7.250% due 12/25/2027                           6,224              5,959
   7.250% due 02/25/2028                          57,846             55,654
   6.750% due 06/25/2028                          15,103             13,632
   6.750% due 08/25/2028                          15,564             15,499
   6.500% due 03/25/2029                          16,744             15,395
   6.050% due 04/25/2029                          56,000             53,479
Crusade Global Trust
   5.844% due 02/15/2030 (d)                     100,000            100,000
DLJ Mortgage Acceptance Corp.
   4.224% due 05/25/2024 (d)                         146                152
   6.850% due 12/17/2027                           6,605              6,607
   6.750% due 06/19/2028                         122,753            119,510
Donaldson, Lufkin & Jenrette
   7.413% due 08/01/2021 (d)(j)                    4,903              4,974
   7.225% due 12/25/2022 (d)                       2,214              2,275
   6.993% due 03/25/2024 (d)                         632                656
Drexel Mortgage Funding
   9.500% due 11/20/2017                             839                842
   8.600% due 03/01/2018                             251                252
FBS Mortgage Corp.
   7.092% due 11/25/2024                             692                694
Federal Home Loan Mortgage Corp.
   5.125% due 02/26/2002                           1,260              1,233
   6.750% due 10/15/2003                          18,348             18,440
   7.000% due 10/15/2003                           4,499              4,545
   7.500% due 11/01/2003                           5,853              5,899
   6.000% due 06/15/2005                           6,209              6,215
   6.500% due 07/25/2005                           5,463              5,446
   6.500% due 07/15/2006                           1,075              1,071
   6.500% due 08/15/2006                             710                712
   7.200% due 11/01/2006                          74,000             73,607
   5.500% due 10/15/2007                           6,969              6,858
   6.500% due 05/15/2008                           1,000                996
   5.675% due 06/15/2008 (d)                         185                165
   6.000% due 11/15/2008                             225                218
   6.200% due 12/15/2008                           4,218              3,899
   6.000% due 03/15/2009                             265                259
   7.550% due 03/15/2012                             180                181
   8.500% due 08/15/2013                           2,000              2,079
   8.500% due 09/15/2013                           5,941              6,153
   6.000% due 11/15/2014                             400                360
   5.400% due 05/25/2016                          35,096             34,989
   7.000% due 11/15/2016                           6,130              6,156
   6.250% due 10/15/2017                          21,354             21,328
   5.900% due 03/15/2018                           7,398              7,373
   6.350% due 03/25/2018                             200                199
   5.250% due 05/15/2018                             471                468
   6.500% due 12/15/2018                             920                920
   6.400% due 02/15/2019                          20,000             19,988
   6.500% due 05/15/2019                             391                391
   6.250% due 07/15/2019                          37,090             37,041
   5.000% due 08/15/2019                             152                150
   7.500% due 01/15/2020                           5,666              5,704
   5.250% due 07/15/2020                             460                454
   5.500% due 10/15/2020                              91                 90
   9.500% due 11/15/2020                           4,937              5,132
   8.750% due 12/15/2020                           1,265              1,298
   6.000% due 12/15/2020                             320                311
   9.000% due 12/15/2020                           3,207              3,327
   6.250% due 01/15/2021                             200                196
   8.000% due 04/15/2021                             106                109
   6.500% due 05/15/2021                             134                133
   6.500% due 05/17/2021                              81                 79
   8.500% due 06/15/2021                          29,166             30,121
   9.500% due 07/15/2021                           2,320              2,380
   6.950% due 07/15/2021                             652                650
   9.000% due 07/15/2021                           2,125              2,234
   8.000% due 07/15/2021                          10,869             11,046
   6.950% due 08/15/2021                             185                184
   8.000% due 08/15/2021                          23,472             23,987
   6.200% due 08/15/2021                           1,500              1,496
   7.000% due 09/15/2021                             340                340
   8.000% due 09/15/2021                               3                  3
   6.500% due 09/15/2021                          30,233             30,042
   7.000% due 10/15/2021                              15                 15
   8.000% due 12/15/2021                          16,995             17,423
   6.850% due 01/15/2022                             700                697
   8.250% due 06/15/2022                           5,000              5,177
   7.000% due 07/15/2022                           8,788              8,538
   8.500% due 10/15/2022                           8,638              8,909
   7.500% due 01/15/2023                          16,359             16,138
   7.500% due 07/15/2023                             395                401
   7.250% due 07/15/2023                               4                  4
   7.000% due 07/15/2023                             252                236
   6.500% due 07/15/2023                             287                279
   6.500% due 08/15/2023                         183,199            181,369
   7.500% due 01/20/2024                             163                164
   5.000% due 02/15/2024                             116                 99
   6.500% due 02/15/2024                              23                 23
   6.250% due 05/15/2024                          12,485             11,165
   7.250% due 08/15/2024                             190                191
   8.000% due 09/15/2024                          16,250             16,909
   7.000% due 11/17/2025                              40                 40
   6.500% due 03/15/2026                             110                104
   6.945% due 10/01/2026 (d)                       3,542              3,629
   6.000% due 11/15/2026                             550                509
   7.500% due 01/15/2027                          23,368             23,102
   7.500% due 03/17/2027                          20,000             19,631
   7.500% due 06/20/2027                          18,159             17,300
   6.500% due 08/15/2027                          14,660             12,299
   6.500% due 10/15/2027                          32,300             29,759
   6.000% due 11/15/2027                             665                607
   6.500% due 01/25/2028                           8,691              7,863
   7.000% due 02/15/2028                           1,675              1,594
   6.500% due 04/15/2028                         156,507            144,558
   6.500% due 05/15/2028                          48,000             45,555
   6.500% due 06/15/2028                          55,064             49,034
   6.500% due 06/20/2028                          21,923             19,067
   6.500% due 07/15/2028                          28,266             23,706
   6.500% due 08/15/2028                         258,710            219,839
   7.000% due 11/15/2028                           9,000              8,489
   6.500% due 12/15/2028                           6,614              5,464
   6.000% due 12/15/2028                          22,454             18,606
   6.500% due 01/15/2029                          10,411              9,668
   6.000% due 02/15/2029                           3,648              2,680
   6.500% due 03/15/2029                          25,088             22,274
   0.000% due 06/15/2029                          74,088             46,575
   8.000% due 07/15/2029                           1,250              1,237
   5.940% due 08/15/2032 (d)                      31,187             31,753
Federal National Mortgage Assn
   9.100% due 02/25/2002                           1,828              1,848
   7.500% due 05/25/2005                           6,700              6,833
   7.500% due 02/25/2006                             375                380
   6.500% due 05/01/2006                             217                216
   6.500% due 07/25/2006                              75                 75
   8.000% due 11/25/2006                              30                 31
   6.500% due 05/25/2007                           9,362              9,330
   6.000% due 07/25/2007                             300                297
   9.028% due 08/25/2007 (d)                          12                 12
   6.270% due 09/25/2007                           3,000              2,907
   7.000% due 10/25/2007                             200                201
   6.500% due 05/25/2008                             500                499
  10.500% due 08/25/2008                           7,146              7,723
   7.452% due 09/25/2008 (d)                       1,606              1,466
   6.750% due 11/25/2010                           1,300              1,303

84  See accompanying notes

                                              Principal
                                                 Amount               Value
                                                 (000s)              (000s)
---------------------------------------------------------------------------
 7.000% due 01/25/2011                          $   302             $   303
 6.000% due 03/18/2015                           18,505              18,412
 8.000% due 12/25/2016                              223                 226
 9.670% due 01/25/2017                                5                   5
 9.300% due 05/25/2018                              830                 867
 5.894% due 06/25/2018 (d)                            4                   4
 9.500% due 06/25/2018                              477                 503
 5.500% due 07/25/2018                               54                  54
 9.500% due 11/25/2018                           11,294              11,633
 6.000% due 12/25/2018                                8                   8
 6.000% due 02/25/2019                            5,000               4,978
 6.500% due 03/25/2019                              885                 874
 9.500% due 06/25/2019                            1,698               1,785
 5.650% due 07/25/2019                            2,560               2,547
 9.300% due 08/25/2019                               93                  98
 6.350% due 08/25/2019                              346                 345
 8.000% due 10/25/2019                            3,135               3,160
 9.000% due 12/25/2019                            7,379               7,656
 7.500% due 12/25/2019                               92                  92
 6.500% due 03/25/2020                            1,108               1,107
 7.500% due 05/25/2020                            4,161               4,210
 6.750% due 06/25/2020                            1,329               1,331
 6.000% due 06/25/2020                              269                 269
 5.000% due 09/25/2020                              200                 188
 7.000% due 09/25/2020                           19,398              19,485
 9.000% due 09/25/2020                            4,445               4,619
 8.000% due 12/25/2020                           24,277              24,892
 8.750% due 01/25/2021                            3,922               4,036
 9.000% due 01/25/2021                            6,909               7,168
 5.750% due 02/18/2021                              100                  95
 9.000% due 03/25/2021                              598                 619
 7.500% due 03/25/2021                            9,766               9,808
 7.000% due 05/25/2021                              300                 297
 6.500% due 06/25/2021                            5,531               5,343
 7.500% due 06/25/2021                               99                 100
 8.000% due 07/25/2021                           18,472              18,691
 8.500% due 09/25/2021                            6,560               6,730
 7.000% due 10/25/2021                            8,688               8,565
 8.000% due 10/25/2021                           22,645              23,213
 7.000% due 11/25/2021                           24,015              23,976
 6.000% due 12/25/2021                               58                  57
 8.000% due 01/25/2022                           21,700              22,192
 8.000% due 03/25/2022                              132                 133
 7.000% due 04/25/2022                           17,091              16,632
10.000% due 05/01/2022                              175                 190
 7.000% due 06/25/2022                            1,585               1,562
 8.000% due 06/25/2022                            3,565               3,702
 7.000% due 07/25/2022                            6,991               6,918
 8.000% due 07/25/2022                           56,488              57,621
 7.800% due 10/25/2022                            4,143               4,149
 6.500% due 10/25/2022                            3,794               3,469
 6.500% due 12/25/2022                              251                 248
 3.663% due 02/25/2023 (d)                       15,771                 927
 7.000% due 03/25/2023                           27,100              26,100
 6.500% due 05/18/2023                            9,107               9,053
 6.900% due 05/25/2023                              148                 138
 7.000% due 06/25/2023                            4,641               4,323
 5.333% due 07/25/2023 (d)                          146                 130
 6.000% due 08/25/2023                           13,179              11,399
 6.500% due 08/25/2023                               49                  47
 1.000% due 09/25/2023                              350                 317
 6.750% due 09/25/2023                            3,713               3,439
 6.750% due 10/25/2023                              558                 492
 7.500% due 10/25/2023                               67                  67
 6.500% due 11/25/2023                              103                 100
 6.500% due 12/25/2023                            1,089                 961
 7.100% due 12/25/2023                            6,769               6,446
 6.500% due 01/25/2024                            2,490               2,131
 7.250% due 02/25/2024                               43                  43
 6.500% due 02/25/2024                            5,150               4,818
 7.500% due 06/20/2024                              120                 121
 7.000% due 02/18/2025                              140                 140
 6.600% due 05/18/2025                              219                 209
 7.500% due 11/17/2025                              289                 295
 7.500% due 12/25/2025                              360                 358
 7.000% due 02/15/2026                              180                 179
 7.000% due 07/18/2026                              450                 434
 6.500% due 09/18/2026                              120                 112
 7.000% due 12/18/2026                           15,122              13,950
 6.000% due 12/25/2026                              170                 156
 6.000% due 03/25/2027                              320                 294
 6.000% due 05/17/2027                            5,470               4,709
 7.000% due 07/18/2027                              460                 449
 6.500% due 03/01/2028                              559                 537
 6.500% due 06/25/2028                            3,400               3,112
 6.500% due 07/18/2028                           67,412              61,808
 9.092% due 09/25/2028                           27,550              29,005
 6.000% due 04/25/2029                           10,181               7,780
 6.300% due 10/17/2038                           14,453              12,050
First Commonwealth Savings & Loan
  10.375% due 04/01/2005                             18                  19
First Nationwide Trust
   6.750% due 07/25/2029                         15,821              15,746
   6.500% due 10/19/2029                         61,642              59,176
First Union Residential Securitization, Inc.
   6.750% due 08/25/2028                          9,048               8,151
General Electric Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                          3,285               3,275
   6.500% due 09/25/2023                          1,175               1,030
   6.500% due 12/25/2023                          8,631               7,568
   6.500% due 01/25/2024                          3,895               3,398
   6.500% due 02/25/2024                              5                   5
   6.500% due 03/25/2024                         57,897              52,782
   6.500% due 04/25/2024                         62,140              51,311
   7.500% due 07/25/2027                         10,278              10,131
   7.000% due 11/25/2027                         37,500              36,098
   6.650% due 05/25/2028                          8,566               8,538
   6.750% due 05/25/2028                         23,934              22,179
   6.750% due 06/25/2028                          1,554               1,551
   6.550% due 06/25/2028                         23,450              22,605
   6.500% due 12/25/2028                         19,500              17,954
   5.950% due 07/25/2029                         24,794              24,445
   6.000% due 07/25/2029                         18,307              17,950
   6.250% due 07/25/2029                        132,674             128,696
   6.500% due 07/25/2029                         95,240              87,290
   7.000% due 09/25/2029                          3,126               2,777
   7.250% due 08/25/2029                          8,000               7,642
General Motors Acceptance Corp.
   6.150% due 11/15/2007                         12,286              11,911
   6.700% due 03/15/2008                         16,155              15,675
   6.974% due 07/15/2032                         30,000              30,078
   6.570% due 09/15/2033                         19,727              19,441
Goldman Sachs Mortgage Corp.
   6.000% due 12/31/2007 (j)                      9,948               9,416
   8.000% due 09/20/2027                         40,872              40,846
Government National Mortgage Assn.
   6.250% due 06/20/2022                         59,840              59,615
   7.250% due 12/16/2023                          9,829               9,930
   7.000% due 01/15/2024                            471                 464
   8.000% due 05/16/2024                            115                 116
   7.000% due 03/20/2026                            320                 311
   7.000% due 08/20/2026                            137                 134
   7.500% due 02/16/2027                             38                  37
   7.500% due 07/16/2027                         27,763              27,799
   6.500% due 06/20/2028                         10,670               9,114
   6.500% due 07/20/2028                         36,671              30,562
   6.500% due 09/20/2028                         26,674              22,471
   6.500% due 01/20/2029                         26,104              21,731
   6.500% due 03/20/2029                         16,259              14,965
   6.000% due 05/20/2029                         10,202               8,307
Greenwich
   6.685% due 04/25/2022 (d)                        806                 816
   6.514% due 07/25/2022 (d)                      2,600               2,629
   6.657% due 10/25/2022 (d)                        108                 109
   6.719% due 04/25/2023 (d)                      1,480               1,485
   7.168% due 04/25/2024 (d)                      1,830               1,846
   7.528% due 06/25/2024 (d)                      1,828               1,863
   8.064% due 08/25/2024 (d)                      2,703               2,772
   8.145% due 11/25/2024 (d)                        741                 752


                                                      See accompanying notes  85

Total Return Fund
September 30, 1999 (Unaudited)

                                                       Principal
                                                          Amount     Value
                                                          (000s)    (000s)
--------------------------------------------------------------------------------

GS Mortgage Securities Corp.
   6.060% due 10/18/2030                                $ 33,872  $ 32,893
Headlands Mortgage Securities, Inc.
   7.250% due 11/25/2012                                   2,693     2,702
   7.160% due 12/25/2012                                     924       927
   7.250% due 11/25/2027                                   5,000     4,948
   6.650% due 02/25/2029                                 161,687   153,429
ICI Funding Corp. Secured Assets Corp.
   7.250% due 09/25/2027                                  18,068    17,820
   7.750% due 03/25/2028                                   1,896     1,894
Imperial CMB Trust
   5.695% due 09/25/2026 (d)                               8,909     8,956
   7.250% due 11/25/2029                                     161       159
   6.650% due 11/25/2029                                   1,338     1,330
Independent National Mortgage Corp.
   6.650% due 10/25/2024                                   2,723     2,625
   7.237% due 11/25/2024 (d)                               2,521     2,586
   8.750% due 12/25/2024                                      30        31
   7.650% due 01/25/2025 (d)                                 205       209
   8.000% due 06/25/2025                                      41        41
   6.850% due 07/25/2025 (d)                              11,118    11,335
   7.164% due 07/25/2025 (d)                               5,985     6,108
   7.500% due 09/25/2025                                   1,692     1,702
International Mortgage Acceptance Corp.
  12.250% due 03/01/2014                                     337       377
J.P. Morgan Commercial Mortgage Finance Corp.
   9.000% due 10/20/2020                                  12,180    12,286
   8.218% due 04/25/2028                                   1,615     1,579
   6.533% due 01/15/2030                                  20,000    19,478
   7.325% due 07/15/2031                                  55,799    56,516
Kidder Peabody Acceptance Corp.
   7.440% due 09/25/2024 (d)                              13,304    13,265
LB Mortgage Trust
   8.396% due 01/20/2017                                  12,725    13,256
Marine Midland
   8.000% due 10/25/2023                                      11        11
Mellon Residential Funding Corp.
   6.350% due 06/25/2028                                  22,000    21,529
   6.110% due 01/25/2029                                  23,900    22,584
   6.570% due 07/25/2029                                  44,000    43,849
   6.580% due 07/25/2029                                  55,500    55,223
Merrill Lynch Mortgage
   7.263% due 06/15/2021 (d)                               5,902     5,891
   7.113% due 06/15/2021                                   2,967     2,949
   7.523% due 06/15/2021 (d)                               5,537     5,490
   6.950% due 06/18/2029                                  37,775    38,008
Midland Realty Acceptance Corp.
   7.020% due 01/25/2029                                  26,247    26,215
Morgan Stanley Capital
   6.860% due 05/15/2006                                   2,534     2,540
   6.190% due 01/15/2007                                  27,044    26,307
   6.160% due 04/03/2009                                  14,571    14,096
   6.590% due 10/03/2030                                   5,906     5,841
Mortgage Capital Funding, Inc.
   7.800% due 04/15/2006                                     500       513
   7.008% due 09/20/2006                                  15,545    15,278
Mortgage Capital Trust V
   8.875% due 04/01/2018                                     102       101
Nacional Financier
  22.000% due 05/20/2002 (d)                             300,000    30,933
NationsBanc Montgomery Funding Corp.
   6.500% due 07/25/2028                                   9,000     8,274
   6.250% due 10/25/2028                                   2,000     1,799
Nationslink Funding Corp.
   5.805% due 02/10/2001                                  33,086    33,086
   6.096% due 12/10/2001                                   9,000     8,951
   6.333% due 10/22/2004                                   7,780     7,738
   5.638% due 04/10/2007 (d)                               9,337     9,337
Nomura Asset Securities Corp.
   6.882% due 05/25/2024 (d)                               3,799     3,900
   7.000% due 10/29/2029 (d)                              15,000    14,128
Norwest Asset Securities Corp.
   6.750% due 12/25/2012                                  19,758    19,502
   6.250% due 11/25/2013                                  41,806    40,395
  12.250% due 04/01/2014                                      54        53
   6.750% due 09/25/2027                                $  3,970  $  3,894
   6.350% due 04/25/2028                                   2,500     2,494
   6.750% due 10/25/2028                                   7,427     7,071
   6.500% due 12/25/2028                                  20,000    18,397
   6.500% due 02/25/2029                                  55,000    50,651
   6.200% due 04/25/2029                                  77,385    74,821
   5.950% due 04/25/2029                                 121,792   116,822
   6.000% due 04/25/2029                                  19,713    19,316
   5.950% due 04/25/2029                                  17,152    16,926
   6.500% due 04/25/2029                                  12,200    11,204
   6.300% due 04/25/2029                                  10,384     9,962
   6.500% due 06/25/2029                                  41,178    37,747
PaineWebber Mortgage
   6.000% due 04/25/2009                                  11,951    11,392
PNC Mortgage Securities Corp.
   6.750% due 06/25/2016                                  12,259    12,154
   7.000% due 10/25/2027                                  36,434    35,208
   6.500% due 02/25/2028                                   2,437     2,432
   7.000% due 02/25/2028                                  25,911    24,957
   7.000% due 05/25/2028                                   7,784     7,767
   6.750% due 07/25/2028                                   3,527     3,320
   6.550% due 07/25/2028                                  24,500    24,301
   6.750% due 09/25/2028                                   4,000     3,762
   6.200% due 06/25/2029                                  34,900    34,144
   6.500% due 06/25/2029                                  41,211    37,804
Prudential Bache
   5.740% due 09/01/2018 (d)                                 265       261
   8.400% due 03/20/2021                                   2,567     2,640
Prudential Home Mortgage Securities
   7.000% due 01/25/2008                                  23,860    23,592
   6.400% due 04/25/2009                                   1,748     1,744
   6.950% due 11/25/2022                                     222       205
   7.000% due 07/25/2023                                  13,903    13,833
   6.750% due 10/25/2023                                   8,935     7,390
   7.970% due 11/25/2023 (d)                               2,048     2,040
   5.900% due 12/25/2023                                   8,696     8,639
   6.050% due 04/25/2024                                   4,634     4,604
   6.800% due 05/25/2024                                  10,193     9,052
   6.000% due 05/25/2024                                       9         9
   6.450% due 11/25/2025                                   5,264     4,628
   3.914% due 12/25/2025 (d)                                 383       370
Prudential Securities Secured Financing Corp.
   6.074% due 01/15/2008                                  14,579    14,085
   6.955% due 06/15/2008                                  14,791    14,822
PSB Financial Corp.
  11.050% due 12/01/2015                                     553       590
Residential Accredit Loans, Inc.
   6.250% due 03/25/2014                                  28,370    27,430
   7.250% due 06/25/2027                                   2,100     2,072
   7.500% due 08/25/2027                                  15,000    14,937
   7.000% due 02/25/2028                                  41,115    39,626
Residential Asset Securities Corp.
   7.000% due 03/25/2027                                      34        34
Residential Asset Securitization Trust
   7.375% due 03/25/2027                                   5,142     5,043
   7.000% due 10/25/2027                                  19,745    18,940
   6.750% due 06/25/2028                                  22,074    22,083
   6.500% due 12/25/2028                                   1,250     1,132
Residential Funding Mortgage Securities, Inc.
   7.000% due 08/25/2008                                   8,379     8,408
   6.250% due 10/25/2008                                      36        36
   7.500% due 09/25/2011                                  19,855    20,030
   6.500% due 12/25/2012                                  18,586    17,905
   6.500% due 01/25/2013                                 144,948   141,709
   7.750% due 09/25/2022                                     558       562
   8.000% due 01/25/2023                                   3,452     3,504
   7.500% due 09/25/2025                                  18,020    18,149
   7.500% due 12/25/2025                                     959       960
   7.750% due 11/25/2026                                   9,000     9,110
   7.500% due 06/25/2027                                  51,535    51,277
   7.500% due 07/25/2027                                  25,265    25,298
   7.250% due 10/25/2027                                  44,000    43,033
   7.000% due 11/25/2027                                   7,000     6,619
   6.750% due 02/25/2028                                  15,201    14,922
   6.750% due 05/25/2028                                  60,741    56,674

86 See accompanying notes

                                                      Principal
                                                        Amount     Value
                                                        (000s)     (000s)
--------------------------------------------------------------------------------

   6.750% due 06/25/2028                             $ 14,950    $ 14,888
   6.750% due 09/25/2028                               61,993      58,226
   6.500% due 10/25/2028                               52,000      47,842
   6.250% due 11/25/2028                                3,000       2,704
   6.500% due 01/25/2029                               52,231      48,009
   6.200% due 05/25/2029                              107,102     106,255
   6.500% due 06/25/2029                                8,343       6,405
   6.750% due 07/25/2029                               22,600      21,152
Resolution Trust Corp.
   6.278% due 09/25/2020 (d)                           12,262       4,537
   6.869% due 09/25/2020 (d)                            1,915       1,598
   8.441% due 06/25/2021 (d)                              284         284
   8.684% due 08/25/2021 (d)                              503         502
   8.694% due 08/25/2021                                8,000       7,991
   6.610% due 09/25/2021 (d)                               99          99
   8.625% due 10/25/2021                                  171         170
   8.136% due 10/25/2021 (d)                              176         175
   5.623% due 10/25/2021 (d)                              148         146
   8.625% due 05/25/2022 (d)                            1,746       1,745
   7.375% due 08/25/2023 (d)                            2,000       2,003
   8.835% due 12/25/2023                                2,050       2,066
   9.450% due 05/25/2024                               16,688      16,632
   7.100% due 12/25/2024                                1,500       1,458
   6.941% due 07/25/2028 (d)                           14,001      13,977
   6.780% due 10/25/2028 (d)                            6,994       7,029
   6.580% due 10/25/2028 (d)                           17,005      17,396
   6.877% due 05/25/2029 (d)                            3,136       3,195
   7.268% due 05/25/2029 (d)                            3,573       3,565
RMF Commercial Mortgage Securities, Inc.
   6.715% due 01/15/2019                                  235         229
Rural Housing Trust
   3.330% due 10/01/2028                                   43          40
Ryan Mortgage Acceptance Corp.
   9.450% due 10/01/2016                                  101         106
Ryland Acceptance Corp.
  11.500% due 12/25/2016                                  108         108
   8.200% due 09/25/2022                                   41          42
  14.000% due 11/25/2031                                1,019       1,096
Ryland Mortgage Securities Corp.
   7.200% due 08/25/2022 (d)                            2,171       2,201
   6.562% due 08/25/2029 (d)                            3,596       3,697
   6.556% due 10/25/2031 (d)                            6,216       6,256
Salomon Brothers Mortgage Securities
   6.852% due 11/25/2022 (d)                              775         790
   7.669% due 07/01/2024 (d)                            5,873       5,991
   5.615% due 06/25/2027 (d)                              728         729
   5.719% due 04/25/2029 (d)                            8,799       8,781
   5.723% due 04/25/2029 (d)                           33,398      33,388
Santa Barbara Savings
   9.500% due 11/20/2018                                2,599       2,598
Saxon Mortgage
   7.181% due 08/25/2023 (d)                           17,635      18,104
   6.500% due 02/25/2024                                2,501       2,479
   7.622% due 09/25/2024 (d)                            6,732       6,972
Securitized Asset Sales, Inc.
   6.975% due 10/25/2023 (d)                            1,996       2,052
   6.966% due 12/26/2023 (d)                            1,534       1,526
   7.410% due 09/25/2024 (d)                            9,900      10,000
Security Pacific National Bank
   5.968% due 03/01/2018 (d)                               95          95
Small Business Investment Co.
   7.540% due 08/10/2009                               88,000      87,560
Southern Pacific Secured Assets Corp.
   5.509% due 06/25/2028 (d)                           57,961      57,643
Starwood Commercial Mortgage
   6.600% due 02/03/2009                               12,535      12,413
Structured Asset Mortgage Investments, Inc.
   6.125% due 11/25/2013                               16,748      16,076
   6.906% due 06/25/2028 (d)                           41,996      42,009
   6.250% due 11/25/2028                                9,878       8,925
   6.750% due 01/25/2029                                3,000       2,815
   6.300% due 05/25/2029                               20,829      20,405
   6.584% due 06/25/2029 (d)                           32,422      31,591
   7.250% due 07/25/2029                               32,686      32,608
TMA Mortgage Funding Trust
   5.719% due 01/25/2029                           $   41,726  $   41,726
Union Planters Mortgage Finance Corp.
   6.800% due 01/25/2028                               15,000      14,701
   6.750% due 01/25/2028                                4,000       3,856
Vendee Mortgage Trust
   7.000% due 02/15/2000                                1,127       1,127
   7.750% due 03/15/2016                                  600         605
   7.500% due 08/15/2017                                  370         374
   7.750% due 05/15/2018                                  550         559
   6.500% due 05/15/2020                               26,946      25,187
Western Federal Savings & Loan
   6.430% due 06/25/2021 (d)                            4,413       4,442
                                                               ----------
                                                                6,874,323
                                                               ----------
Federal Home Loan Mortgage Corporation 10.2%
   5.125% due 10/15/2008                                  160         144
   5.500% due 04/01/2001-10/14/2029 (g)               269,387     242,341
   5.750% due 08/15/2020                                  300         295
   6.000% due 12/01/2000-10/14/2028 (g)             2,237,782   2,105,558
   6.055% due 12/01/2026 (d)                            6,915       6,816
   6.125% due 04/01/2017-06/01/2017 (d)(g)                 60          60
   6.500% due 07/01/2001-10/14/2029 (g)               369,874     350,555
   6.543% due 11/01/2026 (d)                            9,478       9,518
   6.625% due 01/01/2019 (d)                               10          10
   6.732% due 11/01/2028 (d)                           29,366      29,316
   6.750% due 01/17/2025                               12,519      12,468
   6.775% due 11/01/2003                                   69          69
   6.781% due 07/01/2022 (d)                            1,219       1,248
   6.849% due 07/01/2023 (d)                              641         654
   6.856% due 05/01/2023 (d)                            1,968       1,991
   6.873% due 07/01/2025 (d)                            8,301       8,369
   6.883% due 09/01/2023 (d)                           12,200      12,502
   6.919% due 07/01/2023 (d)                            2,262       2,324
   6.930% due 05/01/2023 (d)                            1,246       1,276
   6.931% due 09/01/2023 (d)                            1,692       1,718
   6.934% due 08/01/2023 (d)                            6,243       6,339
   6.942% due 07/01/2024 (d)                            2,184       2,236
   6.948% due 08/01/2023 (d)                            1,182       1,203
   6.978% due 01/01/2024 (d)                              555         572
   6.984% due 08/01/2024 (d)                              375         383
   7.000% due 01/01/2000-07/01/2028 (g)                16,809      16,873
   7.013% due 01/01/2024 (d)                              553         566
   7.036% due 04/01/2023 (d)                              583         590
   7.059% due 08/01/2023 (d)                              550         569
   7.075% due 05/01/2027 (d)                            1,260       1,286
   7.095% due 11/01/2023 (d)                              419         430
   7.102% due 06/01/2024 (d)                            1,258       1,293
   7.125% due 09/01/2023 (d)                            2,693       2,772
   7.129% due 08/01/2023 (d)                               11          11
   7.157% due 10/01/2023 (d)                              511         528
   7.198% due 10/01/2023 (d)                            1,726       1,771
   7.208% due 10/01/2023 (d)                            1,217       1,258
   7.210% due 10/25/2023 (d)                           18,319      19,200
   7.230% due 11/01/2023 (d)                              434         438
   7.241% due 04/01/2029 (d)                            1,626       1,677
   7.270% due 04/01/2024 (d)                            8,222       8,453
   7.282% due 09/01/2027 (d)                            3,185       3,284
   7.333% due 11/01/2023 (d)                              349         353
   7.500% due 09/01/2003-10/14/2029 (g)                59,502      59,867
   7.533% due 09/01/2023 (d)                            1,717       1,738
   7.550% due 10/01/2023 (d)                            1,845       1,868
   7.555% due 10/01/2023 (d)                            1,137       1,151
   7.750% due 04/01/2007                                   30          30
   8.000% due 10/01/2007-10/01/2027 (g)                 4,650       4,779
   8.250% due 08/01/2007-12/01/2009 (g)                   224         230
   8.500% due 09/01/2001-01/01/2028 (g)                28,637      29,720
   8.750% due 02/01/2001-12/01/2010 (g)                   184         190
   8.900% due 11/15/2020                               15,239      15,694
   9.000% due 01/01/2002-09/15/2020 (g)                   737         767
   9.250% due 06/01/2009-11/01/2013 (g)                   117         121
   9.500% due 08/01/2001-06/01/2021 (g)                 1,691       1,787
   9.750% due 11/01/2004-05/01/2009 (g)                    51          54
  10.000% due 06/01/2004-11/15/2019 (g)                   860         895
  10.250% due 03/15/2009-05/01/2009 (g)                 1,361       1,470
  11.000% due 09/01/2000-07/01/2019 (g)                   724         784

                                                       See accompanying notes 87

Total Return Fund
September 30, 1999 (Unaudited)

                                                      Principal
                                                        Amount     Value
                                                        (000s)     (000s)
--------------------------------------------------------------------------------

  11.250% due 10/01/2009-09/01/2015 (g)            $      138 $      150
  11.500% due 03/01/2000-05/01/2000 (g)                     3          3
  12.500% due 12/01/2012                                   21         23
  13.250% due 10/01/2013                                   81         93
  14.000% due 04/01/2016                                   24         28
  15.500% due 08/01/2011-11/01/2011 (g)                    16         18
  16.250% due 05/01/2011                                    3          3
                                                               ---------
                                                               2,980,780
                                                               ---------
Federal Housing Administration 1.6%
   6.500% due 02/15/2001-03/01/2040 (g)(j)             14,652     14,555
   6.630% due 05/28/2039-07/01/2040 (g)                 3,091      3,043
   6.687% due 07/25/2040                                1,491      1,492
   6.750% due 02/01/2022-05/28/2039 (g)                11,619     11,692
   6.755% due 06/25/2039                               16,213     15,560
   6.770% due 05/28/2039                               19,300     19,451
   6.780% due 05/28/2039                                6,162      6,172
   6.790% due 05/01/2039                               10,920     10,489
   6.830% due 12/01/2039-08/01/2041 (g)                19,216     19,062
   6.875% due 11/01/2015                                3,153      3,134
   6.880% due 02/01/2041                               11,520     11,592
   6.896% due 07/01/2020                               24,706     24,682
   6.900% due 12/01/2040                                3,469      3,494
   6.930% due 01/01/2036                               21,741     21,215
   7.000% due 11/15/2040                                3,645      3,736
   7.050% due 05/28/2039-03/25/2040 (g)                 4,517      4,431
   7.125% due 03/01/2034                                4,444      4,489
   7.211% due 12/01/2021                                2,792      2,831
   7.250% due 12/01/2021-04/30/2039 (g)                20,116     20,516
   7.310% due 07/30/2039                               23,566     23,785
   7.315% due 08/01/2019                               34,827     33,270
   7.317% due 05/01/2019                                4,915      4,931
   7.375% due 03/01/2019-01/01/2024 (g)                11,469     11,534
   7.400% due 02/01/2021                                2,403      2,429
   7.430% due 12/01/2016-05/01/2025 (g)                90,545     91,678
   7.450% due 04/01/2040                                7,616      7,561
   7.465% due 11/01/2019                               34,279     34,846
   7.500% due 03/01/2032-09/30/2039 (g)                20,131     20,119
   7.630% due 08/01/2041                                2,028      2,038
   7.650% due 11/01/2018-11/01/2040 (g)                 7,560      7,640
   7.700% due 11/15/2039                                6,753      6,702
   7.750% due 11/15/2039                                7,033      7,025
   8.250% due 10/01/2039                                4,722      4,786
                                                               ---------
                                                                 459,980
                                                               =========
Federal National Mortgage Association 3.4%
   5.500% due 02/01/2014-10/14/2028 (g)               213,191    191,547
   5.650% due 04/25/2005                                   91         91
   5.654% due 09/01/2017 (d)                            4,708      4,557
   5.730% due 05/01/2018-03/01/2033 (d)(g)             17,840     17,453
   5.740% due 08/01/2029 (d)                            1,067      1,043
   5.745% due 09/01/2024 (d)                            2,832      2,778
   5.746% due 05/01/2036 (d)                            1,151      1,122
   5.748% due 10/01/2032 (d)                           16,800     16,433
   5.753% due 11/01/2035-05/01/2036 (d)(g)            107,077    104,560
   5.758% due 05/01/2036 (d)                           57,590     56,160
   6.000% due 05/01/2000-01/01/2029 (g)               126,696    120,378
   6.194% due 04/01/2027 (d)                              167        167
   6.200% due 04/25/2005                                  379        379
   6.250% due 07/25/2007                                  100        100
   6.375% due 10/25/2029                               53,570     52,448
   6.386% due 09/01/2022 (d)                            1,553      1,577
   6.390% due 05/25/2036                               17,144     13,765
   6.407% due 12/01/2023 (d)                            1,036      1,056
   6.485% due 09/01/2022 (d)                            1,549      1,563
   6.500% due 11/01/2003-03/01/2029 (g)                74,439     71,816
   6.573% due 04/01/2026 (d)                            1,419      1,447
   6.600% due 09/25/2018                                4,894      4,908
   6.629% due 01/01/2024 (d)                              473        489
   6.632% due 02/01/2026 (d)                              597        617
   6.637% due 12/01/2027 (d)                            9,611      9,777
   6.690% due 01/01/2024 (d)                              919        949
   6.691% due 08/01/2027 (d)                           50,516     51,155
   6.750% due 08/01/2003                                  380        384
   6.759% due 09/01/2024 (d)                            1,453      1,484
   6.770% due 09/01/2005                                  225        226
   6.793% due 07/01/2024 (d)                            5,562      5,677
   6.813% due 10/01/2027 (d)                       $    6,309 $    6,412
   6.832% due 03/01/2025 (d)                            3,816      3,913
   6.833% due 11/01/2025 (d)                            2,416      2,484
   6.835% due 07/01/2003                                   68         68
   6.904% due 01/01/2024 (d)                              230        238
   6.913% due 03/01/2026 (d)                            3,231      3,329
   6.950% due 11/01/2023-03/25/2026 (d)(g)                468        473
   6.977% due 11/01/2025 (d)                            4,612      4,726
   6.986% due 01/01/2026 (d)                            1,517      1,557
   6.989% due 11/01/2025 (d)                            1,637      1,672
   7.000% due 07/01/2001-07/01/2028 (g)               136,412    135,951
   7.070% due 01/01/2024 (d)                            2,175      2,240
   7.083% due 05/01/2026 (d)                              728        749
   7.096% due 05/01/2024 (d)                            2,609      2,732
   7.157% due 11/01/2023 (d)                            1,058      1,088
   7.195% due 09/01/2025 (d)                            2,405      2,460
   7.250% due 05/01/2002-01/01/2023 (g)                11,176     11,170
   7.276% due 12/01/2023 (d)                            1,412      1,452
   7.350% due 09/01/2027 (d)                            2,233      2,313
   7.500% due 08/01/2003-10/14/2029 (g)                61,101     61,562
   7.566% due 09/01/2023 (d)                            3,370      3,479
   7.577% due 10/01/2023 (d)                              413        421
   7.750% due 06/01/2009                                  190        195
   8.000% due 09/01/2001-12/01/2026 (g)                 6,030      6,172
   8.250% due 10/01/2008-02/01/2017 (g)                   588        609
   8.500% due 07/01/2001-05/01/2027 (g)                 3,027      3,141
   9.000% due 10/01/2004-04/01/2017 (g)                 1,112      1,160
   9.250% due 10/01/2001                                    9          9
   9.500% due 12/01/2006-07/01/2022 (g)                    90         97
   9.750% due 11/01/2008                                   71         77
  10.000% due 09/01/2003-05/01/2022 (g)                   555        602
  10.500% due 12/01/2016-04/01/2022 (g)                   587        643
  10.750% due 03/01/2014                                   26         28
  12.000% due 05/01/2016                                   12         13
  13.000% due 09/01/2013                                   37         42
  13.250% due 09/01/2011                                   15         18
  14.500% due 11/01/2011-01/01/2013 (g)                    55         61
  14.750% due 08/01/2012-11/01/2012 (g)                   201        234
  15.000% due 10/15/2012                                  111        131
  15.500% due 10/01/2012-12/01/2012 (g)                    19         22
  15.750% due 12/01/2011-08/01/2012 (g)                   129        153
  16.000% due 09/01/2012                                  133        157
                                                               ---------
                                                               1,000,159
                                                               =========
Government National Mortgage Association 15.3%
   5.000% due 07/20/2028-08/20/2028 (d)(g)             23,546     23,304
   5.500% due 05/20/2028-06/20/2028 (d)(g)             32,532     32,216
   5.650% due 10/15/2012                                   12         11
   6.000% due 10/15/2008-10/21/2029 (d)(g)            555,341    521,513
   6.125% due 12/20/2020-12/20/2027 (d)(g)            416,315    421,953
   6.375% due 06/20/2021-06/20/2027 (d)(g)            593,637    602,320
   6.500% due 05/15/2001-10/15/2038 (g)             2,114,771  2,022,814
   6.625% due 12/15/2000-01/15/2040 (d)(g)            471,592    477,171
   6.750% due 07/15/2001-06/20/2028 (g)                23,349     20,812
   6.800% due 09/15/2001-10/15/2040 (g)                 3,000      2,947
   6.820% due 09/15/2001                               10,931     11,095
   6.850% due 10/15/2040                                6,191      6,255
   6.875% due 04/20/2023 (d)                              454        461
   7.000% due 10/15/2001-11/22/2029 (g)               291,985    286,459
   7.125% due 08/20/2027 (d)                               51         51
   7.500% due 04/15/2007-10/21/2029 (g)                29,888     30,079
   8.000% due 05/15/2001-09/20/2026 (g)                 2,409      2,478
   8.250% due 08/15/2004-05/15/2022 (g)                   519        546
   8.500% due 06/15/2001-01/20/2027 (g)                 7,786      8,053
   8.750% due 03/15/2007-07/15/2007 (g)                   104        108
   9.000% due 06/15/2001-07/20/2022 (g)                 4,891      5,150
   9.250% due 10/15/2001-12/20/2016 (g)                   272        284
   9.500% due 04/15/2001-08/15/2023 (g)                 4,371      4,693
   9.750% due 09/15/2002-01/15/2021 (g)                   172        182
  10.000% due 04/15/2001-02/15/2025 (g)                 3,622      3,953
  10.250% due 10/15/1999-02/20/2019 (g)                    28         31
  10.500% due 06/15/2004-04/20/2016 (g)                   230        246
  11.000% due 01/15/2001-03/15/2019 (g)                   124        137
  11.250% due 03/15/2001-12/20/2015 (g)                    38         43
  11.500% due 10/15/2010-05/15/2013 (g)                    10         12
  12.000% due 02/15/2000-01/15/2015 (g)                    65         74

88 See accompanying notes

                                              Principal
                                                 Amount       Value
                                                 (000s)      (000s)
--------------------------------------------------------------------------------

  12.500% due 01/15/2011                     $        1  $        2
  13.000% due 12/15/2012-10/15/2014 (g)              25          29
  13.250% due 10/20/2014                             20          23
  13.500% due 11/15/2012-12/15/2012 (g)               6           7
  15.000% due 02/15/2012-10/15/2012 (g)             112         134
  16.000% due 01/15/2012-05/15/2012 (g)              73          87
  17.000% due 11/15/2011-12/15/2011 (g)              77          87
                                                         ----------
                                                          4,485,820
                                                         ==========
Other Mortgage-Backed Securities 0.6%
Aames Mortgage Trust
   7.275% due 05/15/2020                              9           9
Allied Waste North America, Inc.
   8.188% due 07/30/2006 (d)                     27,045      26,910
   8.250% due 07/30/2007 (d)                      7,573       7,573
   8.438% due 07/30/2007 (d)                     20,554      20,479
Bank of America
   9.000% due 03/01/2008                             48          48
Citibank, NA
   8.000% due 07/25/2018                             56          57
DBL Mortgage Funding
   9.500% due 08/01/2019                              8           8
Federal Home Loan Mortgage Corp.
  11.875% due 06/15/2013                             45          48
First Interstate Bancorp
   9.125% due 01/01/2009 (j)                         11          11
General Electric Credit Corp.
   8.000% due 03/01/2002 (j)                         33          33
   7.250% due 07/25/2011                          4,807       4,821
German American Capital Corp.
   8.360% due 09/30/2002                          1,976       1,972
   6.581% due 07/01/2018 (d)                      8,665       8,506
Great Western Savings & Loan
   5.580% due 08/01/2017 (d)                        137         135
Guardian
   6.601% due 12/25/2018 (d)                         98          85
Home Savings of America
   8.464% due 08/01/2006                             75          74
   5.464% due 05/25/2027 (d)                      2,560       2,489
   6.121% due 08/20/2029 (d)                      9,844       9,906
Imperial Savings & Loan
  10.000% due 09/01/2016                            122         127
   8.238% due 01/25/2017 (d)                         69          69
   8.828% due 07/25/2017 (d)                        279         278
LTC Commercial Corp.
   7.100% due 11/28/2012                          3,712       3,732
MDC Mortgage Funding
   8.031% due 01/25/2025 (d)                        208         212
Merrill Lynch Mortgage
   7.883% due 06/15/2021 (d)                      1,229       1,220
Mid-State Trust
   8.330% due 04/01/2030                         68,694      70,663
Morgan Stanley Mortgage
   8.150% due 07/20/2021                              7           7
Resolution Trust Corp.
   6.800% due 09/25/2020 (d)                        359         338
   6.968% due 05/25/2029 (d)                      3,940       3,893
Salomon Brothers Mortgage Securities
  11.500% due 09/01/2015                            964         991
Sears Mortgage
  12.000% due 02/25/2014                            755         756
   7.217% due 10/25/2022 (d)                      2,708       2,738
Western Federal Savings & Loan
   6.269% due 11/25/2018 (d)                         27          27
                                                         ----------
                                                            168,215
                                                         ==========
Stripped Mortgage-Backed Securities 0.1%
Bear Stearns Mortgage Securities, Inc. (IO)
   7.200% due 07/25/2024                            449          39
Federal Home Loan Mortgage Corp. (IO)
   6.500% due 08/15/2006                            406          16
   6.500% due 11/15/2006                          1,022          39
   6.500% due 03/15/2007                          1,339          48
   5.750% due 09/15/2007 (d)                      6,401         428
   6.000% due 10/15/2007                            427          27
   6.000% due 01/15/2008                            179          11
   5.428% due 02/15/2008 (d)                        639          59
   6.400% due 10/15/2008                            115          11
   6.500% due 08/15/2016                          1,378          43
   6.500% due 08/15/2017                            305          12
   7.000% due 04/15/2018                          1,145          81
   7.500% due 08/15/2018                             68           2
   8.845% due 01/15/2021                              2          51
   9.000% due 05/15/2022                            119          29
   6.500% due 09/15/2023                            391          51
   6.500% due 06/15/2029                         74,088      24,693
Federal National Mortgage Association (IO)
   6.750% due 09/25/2004                              1           0
   7.000% due 06/25/2005                              3           0
   6.500% due 07/25/2006                          2,191          84
   7.272% due 09/25/2006                              4          36
   6.500% due 02/25/2007                          2,181         148
   6.500% due 07/25/2007                            757          35
   6.500% due 09/25/2007                          2,818         207
   6.500% due 10/25/2007                          1,002          62
   0.100% due 03/25/2009 (d)                     31,999         574
   7.000% due 08/25/2015                            625           6
   7.000% due 08/25/2016                            254           5
   6.500% due 08/25/2020                          2,666         340
  10.070% due 01/25/2021                              0           4
   7.500% due 04/25/2021                          1,887         305
   9.032% due 08/25/2021                              7         182
   0.950% due 11/25/2021 (d)                     30,703         519
   6.500% due 10/25/2022                            212          20
   6.500% due 01/25/2023                          3,321         552
Federal National Mortgage Association (PO)
   0.000% due 09/01/2007                            846         673
   0.000% due 02/25/2021                          1,299       1,262
   0.000% due 06/25/2022                            934         894
   0.000% due 08/25/2023                            295         196
PaineWebber (IO)
  13.595% due 08/01/2019                              1          60
Vendee Mortgage Trust (IO)
   0.542% due 06/15/2023 (d)                    173,629       3,072
                                                         ----------
                                                             34,876
                                                         ----------
Total Mortgage-Backed Securities                         16,004,153
                                                         ==========
(Cost $16,239,569)

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 8.8%
--------------------------------------------------------------------------------

Advanta Mortgage Loan Trust
   5.575% due 05/25/2027 (d)                      2,536       2,534
Advanta Revolving Home Equity Loan Trust
   5.750% due 01/25/2024 (d)                     35,400      35,400
AFC Home Equity Loan Trust
   6.623% due 10/25/2026 (d)                      3,487       3,518
Allied Waste North America, Inc.
   8.438% due 07/30/2007 (d)                      4,327       4,327
America West Airlines
  10.500% due 01/02/2004 (d)                         23          22
American Express Credit Account Master Trust
   6.800% due 12/15/2003                          1,500       1,504
American Stores
   5.613% due 08/30/2004                         20,000      19,775
Americredit Automobile Receivable Trust
   6.540% due 05/12/2001                            352         353
   5.304% due 10/12/2002                         23,000      22,810
   5.780% due 05/12/2003                         43,000      42,342
Amresco Residential Securities
   5.539% due 10/25/2027 (d)                      6,381       6,378
   5.494% due 05/25/2028 (d)                     11,106      11,139
Arcadia Automobile Receivables Trust
   6.300% due 07/16/2001                            603         604
   6.250% due 09/15/2002                         83,500      83,396
   5.900% due 11/15/2002                         22,725      22,714
   6.300% due 07/15/2003                         26,025       25,975
   6.900% due 12/15/2003                         26,800      26,773
Associates Manufactured Housing
   7.000% due 03/15/2027                          9,086       9,126
Auto Receivables Trust
   6.500% due 04/16/2003                              4           4

                                                       See accompanying notes 89

Total Return Fund
September 30, 1999 (Unaudited)

                                                         Principal
                                                            Amount    Value
                                                            (000s)   (000s)
--------------------------------------------------------------------------------

Banc One Home Equity Trust
   6.460% due 06/25/2029                                   $53,462  $53,278
Bayview Financial Acquisition
   5.889% due 02/25/2029 (d)                                 6,361    6,365
Brazos Student Loan Finance Co.
   5.495% due 06/01/2023 (d)                                32,700   32,095
   5.200% due 12/01/2025 (d)                                24,015   24,000
California Infrastructure
   6.150% due 06/25/2002                                    11,356   11,367
Champion Home Equity Loan Trust
   5.599% due 03/25/2029 (d)                                 6,201    6,155
Charter Commercial Holdings LLC
   7.810% due 03/31/2008                                    20,000   20,000
Charter Communications
   7.890% due 03/31/2008                                    17,000   17,064
Chase Manhattan Auto Owner Trust
   5.750% due 10/15/2001                                       431      431
Chase Manhattan Grantor Trust
   5.200% due 02/15/2002                                       321      320
   6.610% due 09/15/2002                                     1,828    1,836
Chase Mortgage Finance Corp.
   6.750% due 10/25/2028                                    30,000   26,437
CMC Securities Corporation IV
   7.250% due 11/25/2027                                     1,227    1,206
Columbia/HCA Healthcare
   7.125% due 06/11/2000                                    25,000   24,750
Community Program Loan Trust
   4.500% due 10/01/2018                                    26,417   23,891
   4.500% due 04/01/2029                                    26,000   19,500
Conseco
   6.650% due 09/25/2029                                    26,000   26,000
Contimortgage Home Equity Loan Trust
   6.370% due 10/15/2012 (d)                                13,248   13,222
   6.130% due 03/15/2013                                     5,000    4,989
   6.150% due 03/15/2013 (d)                                 3,428    3,429
   6.400% due 07/15/2014                                     2,000    1,992
   6.770% due 01/25/2018                                    41,700   41,600
   6.990% due 03/15/2021                                       350      351
   6.930% due 11/25/2022                                    36,300   36,093
   5.409% due 06/15/2028 (d)                                 4,707    4,703
   5.479% due 08/15/2028 (d)                                 3,934    3,911
Copelco Capital Funding Corp.
   6.340% due 07/20/2004                                        22       22
CPS Auto Trust
   5.995% due 06/15/2002                                     7,000    6,999
CS First Boston Mortgage Securities Corp.
   6.750% due 09/25/2028                                     6,960    6,586
Daimler-Benz Vehicle Trust
   6.050% due 03/31/2005                                     4,691    4,692
Delta Air Lines Equipment Trust
   9.230% due 07/02/2002 (j)                                 7,081    7,405
  10.500% due 01/02/2007 (j)                                 6,839    7,926
  10.570% due 01/02/2007 (j)                                15,881   19,156
   9.550% due 01/02/2008 (j)                                 7,773    8,513
  10.430% due 01/02/2011                                       960    1,112
  10.000% due 06/05/2013                                    10,828   12,499
Delta Funding Home Equity Loan
   6.140% due 02/15/2018                                    46,849   46,784
Discover Card Master Trust
   5.600% due 05/16/2006                                     1,600    1,541
   5.301% due 10/16/2013 (d)                                   400      401
Duck Auto Grantor Trust
   5.650% due 03/15/2004                                    12,852   12,775
EQCC Home Equity Loan Trust
   6.710% due 07/15/2011                                       330      331
   5.540% due 10/15/2027 (d)                                 1,211    1,195
Equivantage Home Equity Loan Trust
   6.550% due 10/25/2025                                       104      104
Felco Funding LLC
   5.980% due 09/15/2001                                       500      500
Fidelity Equipment Lease Trust
   5.860% due 09/15/2001                                    27,949   27,818
First Omni Bank
   6.650% due 09/15/2003 (d)                                 1,500    1,510
First Security Auto Grantor Trust
   6.100% due 04/15/2003                                     1,359    1,361
First Security Corp.
   5.875% due 11/01/2003                                     9,000    8,614
First Union Master Credit Card Trust
   5.096% due 09/15/2003                                    88,750   88,860
Flag Limited
   7.213% due 12/15/2004 (d)                                13,501   13,265
Fleet Financial Credit Association
   7.760% due 10/18/2017                                    28,900   28,781
FMAC Loan Receivables Trust
   6.200% due 09/15/2020                                       330      325
   6.500% due 09/15/2020                                       252      248
   6.830% due 09/15/2020                                       680      621
Ford Credit Auto Owner Trust
   5.800% due 10/15/2000                                       361      361
   5.310% due 04/16/2001                                       209      209
   5.770% due 11/15/2001                                    20,000   19,957
Ford Credit Grantor Trust
   6.750% due 09/15/2000                                       639      639
Ford Motor Credit Corp.
   5.500% due 02/15/2003                                     5,300    5,246
Fred Meyer, Inc.
   6.250% due 03/19/2003 (d)                                12,405   12,297
General Motors Acceptance Corp.
   6.500% due 04/15/2002                                    12,475   12,487
   5.770% due 11/18/2025 (d)                                50,000   49,920
Green Tree Financial Corp.
   7.150% due 07/15/2027                                       711      715
   6.490% due 03/15/2028                                    59,750   59,784
   6.420% due 11/15/2028                                     2,854    2,857
   6.870% due 04/01/2030                                     1,105    1,023
   6.660% due 06/01/2030                                     1,405    1,263
Green Tree Floorplan Receivables Master Trust
   5.750% due 11/01/2004                                    46,000   46,000
Green Tree Home Improvement Loan
   6.390% due 01/15/2029                                    16,088   16,122
Green Tree Recreational Equipment
   6.430% due 04/17/2006                                     3,300    3,300
Household Consumer Loan Trust
   5.800% due 08/15/2006 (d)                                26,231   25,927
IKON Receivables LLC
   5.600% due 05/15/2005                                    31,029   30,917
IMC Home Equity Loan Trust
   7.373% due 07/25/2026 (d)                                   875      879
IMPAC Secured Assets CMN Owner
   7.770% due 07/25/2025                                     2,000    1,980
Indymac Home Equity Loan
   5.346% due 10/25/2029 (d)                                21,965   21,969
Intergrated Health Services
   8.875% due 12/31/2005 (d)                                14,775   12,116
LP Timberland Limited
   5.725% due 11/13/1999 (d)                                10,000    9,850
Korea National Housing
   8.438% due 05/23/2001                                    65,000   65,975
Lyondell Petroleum
   8.303% due 06/17/2003                                     7,500    7,463
   8.674% due 06/17/2003                                     3,448    3,431
   8.980% due 12/31/2003 (d)                                79,700   79,352
MBNA Master Credit Card Trust
   6.050% due 11/15/2002                                       245      245
Mellon Bank Home Equity
   5.900% due 10/25/2010                                    20,924   20,826
Merit Securities Corp.
   6.160% due 07/28/2033                                    11,052   10,992
   7.880% due 12/28/2033                                    34,400   34,024
Metlife Capital Equipment Loan Trust
   6.850% due 05/20/2008 (d)                                   320      321
Metris Master Trust
   5.943% due 04/20/2006 (d)                                20,000   20,150
Money Store Home Equity Trust
   6.115% due 06/15/2010                                     1,162    1,160
   7.550% due 02/15/2020                                       500      503
   6.345% due 11/15/2021 (d)                                 2,171    2,168
   5.399% due 05/15/2025 (d)                                 8,800    8,802

90 See accompanying notes

                                                       Principal
                                                          Amount       Value
                                                          (000s)      (000s)
--------------------------------------------------------------------------------
Morgan Stanley Capital
   5.394% due 07/25/2027 (d)                            $  1,438     $ 1,433
MPC Natural Gas Funding Trust
   6.200% due 03/15/2013                                   9,731       9,397
Myra-United Mexican States
   5.813% due 10/20/2006 (d)                                 444         402
   5.875% due 12/23/2006 (d)                                 931         819
   6.093% due 12/23/2006 (d)                               1,283       1,155
   6.063% due 12/23/2006 (d)                               1,019         897
   5.875% due 12/23/2006 (d)                                  23          21
   5.813% due 12/23/2006 (d)                               6,045       5,444
   5.875% due 12/23/2006 (d)                               3,304       2,865
   5.813% due 12/23/2006 (d)                               5,253       4,691
   5.733% due 12/23/2006 (d)                               1,561       1,406
   5.875% due 12/23/2006 (d)                               2,389       2,103
National Medical Care
   6.563% due 09/30/2003 (d)                              58,333      57,706
NationsBank Corp.
   5.850% due 06/15/2002                                     615         616
Nationsbank Credit Card Master Trust
   6.450% due 04/15/2003                                     225         226
Newcourt Receivable Asset Trust
   6.240% due 12/20/2004                                       8           8
Nomura CBO Limited
   6.670% due 05/15/2009                                   1,900       1,941
Norwest Asset Securities Corp
   6.500% due 04/25/2013                                  21,149      20,332
   6.500% due 06/25/2013                                  10,957      10,529
   7.500% due 03/25/2027                                  28,340      27,874
   6.750% due 05/25/2028                                  27,707      25,651
   6.750% due 07/25/2028                                  12,657      11,611
   6.200% due 09/25/2028                                  19,077      19,018
NPF XI, Inc.
   6.815% due 07/01/2001                                   8,860       8,886
NPF XII, Inc.
   7.050% due 06/01/2003                                  31,000      30,758
Olympic Automobile Receivable Trust
   6.050% due 08/15/2002                                  19,784      19,814
PP&L Transition Bond Co.
   6.830% due 03/25/2007                                  28,800      28,905
Premiere Auto Trust
   6.575% due 10/06/2000                                     602         603
   5.770% due 01/06/2002                                  13,025      13,018
Primedia, Inc.
   8.130% due 07/31/2004 (d)                              20,000      19,975
Republic of Korea
   8.063% due 04/08/2001 (d)                              10,000      10,038
Residential Asset Securities Corp.
   6.960% due 07/25/2014                                  55,000      54,983
   6.240% due 02/25/2017                                   7,170       7,112
   6.600% due 01/25/2020                                   5,200       5,190
   8.000% due 10/25/2024 (d)                               6,965       6,969
   5.464% due 10/25/2027 (d)                               3,803       3,783
   6.750% due 03/25/2028                                  40,000      37,166
Residential Funding Mortgage
   7.000% due 10/29/2029                                  26,041      24,706
RJR Nabisco
   7.500% due 12/31/2001 (d)                              25,000      24,531
Salomon Brothers Mortgage Securities
   5.639% due 06/25/2029 (d)                              51,646      51,630
   5.960% due 11/10/2029                                  27,900      27,900
Saxon Asset Securities Trust
   6.475% due 11/25/2020                                      31          30
   5.613% due 05/25/2029 (d)                              13,327      13,337
Sears Credit Account Master Trust
   6.050% due 01/16/2008                                     500         494
   7.000% due 07/15/2008                                     500         508
Starwood Hotels & Resorts Worldwide, Inc.
   9.133% due 02/23/2003 (d)                              20,000      20,000
Stone Container Corp.
   8.750% due 10/01/2003 (d)                               5,433       5,446
The Money Store Home Equity Trust
   7.380% due 03/15/2017                                   5,044       5,047
   6.490% due 10/15/2026                                  17,000      16,791
Total Renal Care Holdings
   8.125% due 03/31/2008                                $ 47,520  $   47,461
Toyota Auto Lease Trust
   6.450% due 04/26/2004                                     300         300
UCFC Manufactured Housing
   5.240% due 01/15/2010 (d)                              13,063      13,045
UniCapital Corp.
   6.540% due 07/23/2002                                  39,800      39,800
United Air Lines Equipment Trust
   9.200% due 03/22/2008                                   4,137       4,404
  10.360% due 11/13/2012                                   7,000       8,116
  10.020% due 03/22/2014                                   6,925       7,744
  10.850% due 07/05/2014                                  34,111      41,102
  10.850% due 02/19/2015                                   1,500       1,769
  10.125% due 03/22/2015                                  14,300      16,803
   9.060% due 06/17/2015                                   5,000       5,121
   9.210% due 01/21/2017                                   2,000       2,131
USAA Auto Loan Grantor Trust
   6.150% due 05/15/2004                                   3,139       3,137
   5.800% due 01/15/2005                                   5,353       5,334
WFS Financial Owner Trust
   6.050% due 07/20/2001                                     230         229
   6.500% due 09/20/2001                                   1,095       1,098
WWC Mortgage Loan
   5.831% due 09/25/2029                                  97,000      97,000
Ziff-Davis, Inc.
   8.813% due 03/31/2006                                  15,000      15,009
                                                                  ----------
Total Asset-Backed Securities                                      2,578,221
                                                                  ----------
(Cost $2,590,257)

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 3.8%
--------------------------------------------------------------------------------

African Development Bank
   9.300% due 07/01/2000                                     200         205
Alcan Aluminum
   5.875% due 04/01/2000                                     250         250
Banco Nacional de Comercio Exterior
   7.500% due 07/01/2000                                   2,000       2,011
Cemex SA
  10.750% due 07/15/2000                                   6,250       6,406
Central Bank Philippines
   6.000% due 06/01/2008 (d)                              14,240      13,172
Citibank Nassau
   9.750% due 04/26/2000                                  17,100      17,142
City of Buenos Aires
  11.250% due 04/11/2007                                   5,000       4,218
Credit Lyonnais
   5.688% due 07/21/2000 (d)                               6,750       6,721
Embotelladora Africa SA
   9.875% due 03/15/2006                                   8,500       8,844
Export-Import Bank Korea
   6.500% due 11/15/2006                                   5,000       4,738
Hellenic Republic
   5.828% due 06/06/2001 (d)                              20,000      20,091
Hydro Quebec
   7.375% due 02/01/2003                                     150         154
   9.400% due 02/01/2021                                     500         608
   8.500% due 12/01/2029                                   5,085       5,610
   9.375% due 04/15/2030                                     600         727
   9.500% due 11/15/2030                                   2,370       2,911
Kingdom of Sweden
  10.250% due 11/01/2015                                     500         643
Korea Development Bank
   6.510% due 10/20/2000                                  11,000      10,977
   8.600% due 03/25/2002                                   1,600       1,633
   6.500% due 11/15/2002                                   2,040       1,967
   7.125% due 04/22/2004                                  19,125      18,560
Korean Export-Import Bank
   7.125% due 09/20/2001                                  10,000       9,872
Nacional Financiera
   8.693% due 12/01/2000 (d)                                 510         521
   9.750% due 03/12/2002                                  10,000      10,200
   6.875% due 05/08/2003 (d)                               7,750       7,401
Petroleos Mexicanos
   7.750% due 10/29/1999                                   1,000       1,000
   9.375% due 12/02/2008                                  33,150      33,794

                                                       See accompanying notes 91

Total Return Fund
September 30, 1999 (Unaudited)
                                                        Principal
                                                           Amount        Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------

Providence of Newfoundland
   9.000% due 06/01/2019                                 $      500  $      576
Province of Buenos Aires
  12.500% due 03/15/2002                                     10,400       9,880
Province of Nova Scotia
   9.375% due 07/15/2002                                      1,000       1,069
Province of Ontario
   6.125% due 06/28/2000                                        800         803
   7.750% due 06/04/2002                                        200         207
   7.625% due 06/22/2004                                      1,000       1,042
   7.000% due 08/04/2005                                      1,000       1,015
   5.500% due 10/01/2008                                     10,000       9,130
Province of Quebec
   7.500% due 07/15/2002                                      6,000       6,158
   8.800% due 04/15/2003                                        100         107
   5.650% due 06/11/2004 (d)                                 15,500      15,475
   7.125% due 02/09/2024                                        910         873
Republic of Argentina
  10.950% due 11/01/1999                                      7,575       7,604
  14.250% due 11/30/2002 (d)                                 56,511      53,403
  11.447% due 04/10/2005 (d)                                143,500     126,474
Republic of Bulgaria
   6.500% due 07/28/2011 (d)                                  5,000       3,545
   2.750% due 07/28/2012 (d)                                 20,000      12,563
   6.500% due 07/28/2024 (d)                                 10,000       6,874
Republic of Chile
   6.875% due 04/28/2009                                     25,000      23,491
Republic of Colombia
   8.750% due 10/06/1999                                      1,000       1,000
   7.625% due 02/15/2007                                      6,200       4,828
   8.625% due 04/01/2008                                      5,000       4,024
Republic of Germany
   0.000% due 07/04/2028                                     61,000      55,643
Republic of Korea
   7.594% due 04/08/2000 (d)                                 88,000      88,330
   8.281% due 04/08/2000 (d)                                 31,044      31,160
Republic of Philippines
   6.377% due 01/05/2005 (d)                                 16,652      15,905
   6.000% due 12/01/2007                                     10,438       9,629
   6.500% due 12/01/2017                                      4,216       3,544
Republic of Poland
   5.000% due 10/27/2014                                     35,265      31,033
   3.000% due 10/27/2024 (d)                                 33,000      20,090
Republica Orient Uruguay
   7.250% due 05/04/2009                                      2,500       2,400
Royal Bank of Scotland Group PLC
   6.400% due 04/01/2009                                     15,000      13,898
Sanwa Finance Aruba AEC
   8.350% due 07/15/2009                                     42,300      43,397
State of Israel
   6.200% due 06/14/2003                                         25          24
State of Qatar
   9.500% due 05/21/2009                                     30,000      30,975
United Mexican States
   6.313% due 03/20/2000 (d)                                    306         304
   6.625% due 03/20/2000 (d)                                    153         150
   5.750% due 04/07/2000 (d)                                 54,645      54,027
   6.000% due 04/07/2000 (d)                                 26,945      26,770
   6.768% due 06/27/2002 (d)                                101,701      98,922
   7.000% due 06/02/2003                                        200         127
   6.263% due 04/07/2004 (d)                                 17,681      18,899
   9.060% due 04/07/2004 (d)                                 35,486      35,681
   6.250% due 12/31/2019                                      6,250       4,647
   5.874% due 12/31/2019                                      8,000       6,896
   5.875% due 12/31/2019 (d)                                 49,500      42,666
                                                                      ----------
Total Sovereign Issues                                                1,115,634
(Cost $1,115,536)                                                     ==========

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.6%
--------------------------------------------------------------------------------

AXA
   2.500% due 01/01/2014                   EC                 2,475       2,506
City of Montreal
  11.500% due 09/20/2000                   C$                 7,000       5,032
Commonwealth of Canada
   6.500% due 06/01/2004                                      1,000         703
Commonwealth of New Zealand
   0.000% due 03/15/2002                   N$               132,500      74,468
   0.000% due 04/15/2003                                    105,400      52,959
   4.500% due 02/15/2016                                     23,000      11,886
Export-Import Bank Korea
   3.162% due 10/06/2000 (d)               DM                 5,000       2,655
France Telecom
   2.000% due 01/01/2004                   FF                 9,761       1,824
Interamerican Development Bank
   5.750% due 04/15/2004                   N$                35,400      17,115
Korea Development Bank
   2.850% due 05/14/2001 (d)               DM                50,000      26,622
   2.560% due 06/26/2001                   JY             2,500,000      23,870
Newcourt Credit Group
   7.625% due 06/28/2001                   C$                 9,400       6,475
Province of Saskatchewan
   9.125% due 02/15/2021                    $                 3,000       3,611
Republic of Argentina
   5.500% due 03/27/2001                   JY             4,290,000      40,130
Republic of Philippines
   8.000% due 09/17/2004                   EC                10,000      10,982
Reynolds, R.J
   6.875% due 11/22/2000                   DM                 9,500       5,277
United Mexican States
   3.100% due 04/24/2002                   JY             2,542,000      23,663
   8.750% due 05/30/2002                   BP                23,000      37,527
   7.000% due 06/02/2003                   C$                30,000      19,250
   6.630% due 12/31/2019                   FF                60,000       8,920
   1.573% due 12/31/2019 (d)               JY             1,662,500      12,736
   3.850% due 12/31/2019                                  9,145,000      74,267
                                                                     ----------
Total Foreign Currency-Denominated Issues                               462,478
(Cost $445,993)                                                      ==========

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.3%
--------------------------------------------------------------------------------

Banking & Finance 0.1%
ACOM Co. Limited
   0.000% due 03/31/2002                                       150,000    1,917
American Express
   1.125% due 02/19/2003                                         1,425    1,731
Bell Atlantic Financial Services
   5.750% due 04/01/2003                                         7,000    7,088
Deutsche Bank Financial
   0.000% due 02/12/2017                                        13,150    6,189
Fuji International Finance Trust
   0.250% due 02/01/2002                                       720,000    6,969
Hellenic Finance
   2.000% due 07/15/2003                                         2,000    2,191
Morgan St. Dean Witter
   0.000% due 03/02/2006                                         5,860    5,450
Swiss Life Finance Limited
   2.000% due 05/20/2005                                         1,500    1,438
                                                                        -------
                                                                         32,973
                                                                        =======
Consumer Discretionary 0.1%
Costco Wholesale Corp.
   0.000% due 08/19/2017                                         2,000    1,730
Home Depot, Inc.
   3.250% due 10/01/2001                                         1,000    2,966
Interpublic Group Co., Inc.
   1.870% due 06/01/2006                                         3,000    2,760
                                                                        -------
                                                                          7,456
                                                                        =======
Energy 0.0%
Devon Energy Corp.
   4.900% due 08/15/2008                                         2,000    1,970
Diamond Offshore Drill
   3.750% due 02/15/2007                                         2,250    2,368
                                                                        -------
                                                                          4,338
                                                                        =======
Health Care 0.0%
Alpharma, Inc.
   5.750% due 04/01/2005                                         1,000    1,325
Athena Neurosciences, Inc.
   4.750% due 11/15/2004                                         2,000    2,248
Wellpoint Health Network
   0.000% due 07/02/2019                                         5,000    2,906
                                                                        -------
                                                                          6,479
                                                                        =======

92 See accompanying notes

                                                        Principal
                                                           Amount     Value
                                                           (000s)    (000s)
--------------------------------------------------------------------------------

Industrial 0.0%
Sanmina Corp.
   4.250% due 05/01/2004                                 $  3,000  $  3,353
                                                                   --------
Technology 0.1%
ASM Lithography Holding
   2.500% due 04/09/2005                                    1,500       843
Hewlett-Packard Co.
   0.000% due 10/14/2017                                    5,950     3,600
Intel Corp.
   4.000% due 09/01/2004                                    1,000     2,489
Mindspring Enterprises
   5.000% due 04/15/2006                                    2,000     1,858
Stmicroelectron
   0.000% due 09/22/2009                                    3,500     2,853
U.S. Cellular Corp.
   0.000% due 06/15/2015                                    3,500     2,244
Veritas Software Corp.
   1.856% due 08/13/2006                                    2,500     2,644
Xerox Corp.
   0.570% due 04/21/2018                                    4,000     2,225
                                                                   --------
                                                                     18,756
                                                                   ========
Utilities 0.0%
Clear Channel Communications
   2.625% due 04/01/2003                                    2,200     3,091
Telefonos De Mexico SA
   4.250% due 06/15/2004                                    3,400     3,239
                                                                   --------
                                                                      6,330
                                                                   --------
Total Convertible Bonds & Notes                                      79,685
                                                                   ========
(Cost $75,619)

--------------------------------------------------------------------------------
PREFERRED STOCK 0.1%
--------------------------------------------------------------------------------

                                                           Shares
Banco Bilbao Vizcaya International
   9.750% due 12/31/2049                                  266,217      6,922
Barclays Bank
  11.500% due 12/31/2049                                  215,500      5,657
CSC Holdings, Inc.
  11.125% due 12/31/2049                                   22,937      2,460
Fresenius Medical Care
   7.875% due 02/01/2008                                    4,000      3,675
Home Ownership Funding
  13.331% due 12/31/2049                                    1,125        934
News Corp. Limited
   5.000% due 11/12/2016                                  100,000      5,831
TCI Communications, Inc.
  10.000% due 05/31/2045                                   49,000      1,277
   9.720% due 12/31/2036                                  622,553     16,381
Unocal Capital Trust
   6.250% due 12/31/2049                                      402         22
                                                                     -------
Total Preferred Stock                                                 43,159
                                                                     =======

--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK 0.1%
--------------------------------------------------------------------------------

Banking & Finance 0.0%
Lincoln National Corp. Cvt. Pfd.
   7.750% due 08/16/2001                                  100,000      2,094
Newell Financial Trust Cvt. Pfd.
   5.250% due 12/01/2027                                   50,000      2,025
Tokai Bank Cvt. Pfd.
   0.000% due 10/01/2004                                   72,000        574
Union Pacific Capital Trust Cvt. Pfd.
   G250% due 04/01/2028                                    50,000      2,281
                                                                     -------
                                                                       6,974
                                                                     =======
Energy 0.1%
apache Corp. Cvt. Pfd.
   6.500% due 05/15/2002                                   60,000      2,400
Coastel Corp. Cvt. Pfd.
   6.625% due 08/16/2002                                  135,000      3,518
Kerr-McGee Corp. Cvt. Pfd.
   5.500% due 08/01/2004                                   77,000      3,022
                                                                     -------
                                                                       8,940
                                                                     =======
Industrial 0.0%
Sealed Air Corp. Cvt. Pfd.
    4.000% due 04/01/2018                                  40,000    $ 2,030
                                                                     -------
Technology 0.0%
Verio, Inc. Cvt. Pfd.
    6.750% due 08/01/2007                                  45,000      1,941
                                                                     -------
Utilities 0.0%
Cox Communications, Inc. Cvt. Pfd.
    7.000% due 08/16/2002                                  50,000      2,888
Reliant Energy, Inc. Cvt. Pfd.                             20,000      2,040
Utilicorp United Cvt. Pfd.
    9.750% due 11/16/2002                                 100,000      2,525
                                                                     -------
                                                                       7,453
                                                                     -------
Total Convertible Preferred Stock                                     27,338
                                                                     =======
(Cost $29.024)

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 3.6%
--------------------------------------------------------------------------------

                                                        Principal
                                                           Amount
                                                           (000s)
Certificates of Deposit 0.3%
Commerzbank AG
    6.200% due 05/10/2000                                $ 85,500     84,854
                                                                     -------
Commercial Paper 2.9%
American Express
     5.280% due 10/12/1999                                  1,400      1,388
     5.280% due 10/27/1999                                 22,800     22,703
American Express
     5.280% due 10/12/1999                                  3,400      3,395
Banc One Finance Corp.
     5.750% due 02/09/2000                                 24,000     23,514
Bellsouth Telecom
     5.270% due 10/04/1999                                  3,700      3,698
     5.320% due 10/04/1999                                  1,300      1,299
     5.290% due 10/26/1999                                  5,200      5,181
Coca Cola Co.
     5.270% due 10/13/1999                                    300        299
     5.270% due 10/22/1999                                  6,400      6,380
     5.280% due 10/29/1999                                  2,000      1,992
Crown Cork & Seal Co.
     6.250% due 02/11/2000                                 15,000     14,693
Export Development Corp.
     5.270% due 10/04/1999                                  1,652      1,651
Federal Home Loan Mortgage Corp.
     5.190% due 10/07/1999                                  1,000        999
     5.150% due 10/07/1999                                    900        898
     5.200% due 10/28/1999                                  2,900      2,889
Federal National Mortgage Assn.
     5.156% due 10/04/1999                                    380        380
     5.240% due 10/04/1999                                    200        200
     5.160% due 10/27/1999                                  8,000      7,970
General Electric Capital Corp.
     5.300% due 10/18/1999                                    200        199
     5.300% due 10/20/1999                                    400        399
     5.680% due 01/26/2000                                  5,200      5,107
     5.760% due 02/24/2000                                 25,000     24,416
General Motors Acceptance Corp.
     5.300% due 10/19/1999                                  2,400      2,394
Goodyear Tire & Rubber Co.
     6.250% due 01/26/2000                                    800        784
Hewlett-Packard Co.
     5.310% due 10/05/1999                                  5,400      5,397
     5.300% due 10/07/1999                                  2,400      2,398
IBM Corp.
     5.270% due 10/12/1999                                  1,200      1,198
MCI Worldcom, Inc.
     6.180% due 01/27/2000                                    300        295
     5.360% due 01/27/2000                                  7,500      7,368
     5.425% due 01/27/2000                                  2,100      2,062
     5.450% due 01/27/2000                                  5,000      4,911
     5.455% due 01/27/2000                                  4,800      4,714

                                                       See accompanying notes 93

Total Return Fund
September 30, 1999 (Unaudited)

                                                     Principal
                                                        Amount     Value
                                                        (000s)    (000s)
--------------------------------------------------------------------------------

   5.469% due 01/27/2000                             $  10,800  $ 10,607
   5.475% due 01/27/2000                                 2,600     2,553
   5.485% due 01/27/2000                                 11,500   11,293
   5.515% due 01/27/2000                                  1,300    1,277
   6.040% due 01/27/2000                                  1,000      982
   6.090% due 01/27/2000                                  1,500    1,473
   5.130% due 02/18/2000                                100,000   99,996
Mobil Australia
   5.300% due 10/25/1999                                    300      299
Orix America, Inc
   6.000% 02/09/2000                                     50,000   48,909
Penzoil Quaker State
   5.530% due 02/18/2000                                100,000   97,849
Procter & Gamble Co.
   5.280% due 10/04/1999                                    100      100
   5.290% due 10/04/1999                                    400      400
   5.310% due 10/04/1999                                    200      200
   5.280% due 10/20/1999                                    100      100
   5.280% due 10/27/1999                                  1,900    1,893
Province of British Columbia
   5.680% due 03/13/2000                                 10,000    9,743
Southwestern Public Service
   5.280% due 10/22/1999                                  2,100    2,094
   5.750% due 01/26/2000                                 20,000   19,626
Texas Utilities Co.
   5.260% due 01/21/2000                                12,600    12,386
   5.930% due 01/21/2000                                   400       393
   6.290% due 01/21/2000                                 1,200     1,177
   6.090% due 01/21/2000                                 1,000       983
   5.240% due 01/21/2000                                10,500    10,322
   5.990% due 01/21/2000                                   800       786
   5.510% due 01/21/2000                                 3,100     3,047
   5.400% due 01/21/2000                                 5,700     5,604
   5.360% due 01/21/2000                                 6,800     6,685
   5.260% due 01/21/2000                                45,100    44,337
   5.400% due 01/21/2000                                10,200    10,027
   6.070% due 01/21/2000                                 1,000       983
TRW, Inc.
   6.220% due 02/09/2000                                 4,700     4,605
United Parcel Service Co.
   5.330% due 10/04/1999                                 4,100     4,098
   5.250% due 10/04/1999                                 6,700     6,697
   5.270% due 10/04/1999                                   300       300
US West Capital Funding
   5.960% due 03/24/2000                               140,300   136,422
US West Communications
   6.246% due 02/08/2000                                10,900    10,683
   6.090% due 03/24/2000                                17,700    17,211
   6.220% due 03/24/2000                                 4,300     4,181
   6.210% due 03/24/2000                                 3,000     2,909
   6.190% due 03/24/2000                                10,100     9,821
   6.090% due 03/24/2000                                 3,000     2,917
   5.990% due 03/24/2000                                 1,000       972
   6.140% due 03/24/2000                                 5,000     4,862
   6.120% due 03/24/2000                                33,600    32,600
Warner-Lambert Co.
   5.270% due 10/05/1999                                   900       899
Williams Holdings
   5.500% due 01/25/2000                                 3,000     2,947
   6.210% due 01/25/2000                                20,000    19,647
   5.610% due 01/25/2000                                   600       589
   5.500% due 01/25/2000                                   800       786
   5.360% due 01/25/2000                                13,400    13,165
   5.670% due 01/25/2000                                 4,800     4,715
   5.360% due 01/25/2000                                 6,400     6,289
Wisconsin Electric
   5.270% due 10/01/1999                                   900       900
   5.290% due 10/15/1999                                 3,550     3,543
   5.300% due 11/02/1999                                 5,200     5,176
                                                                --------
                                                                 864,229
                                                                --------
Promissory Note 0.2%
Goldman Sachs Group
   6.000% due 02/09/2000                                75,000    75,000
                                                                --------

Repurchase Agreement 0.1%
State Street Bank
   4.800% due 10/01/1999                            $   19,538  $ 19,538
                                                                --------
    (Dated 09/30/1999. Collateralized by
    Federal National Mortgage Association
    0.000% 02/01/2000 valued at $19,930,628
    Repurchase proceeds are $19,540,605.)

U.S. Treasury Bills (b) 0.1%
   4.739% due 01/13/2000-02/17/2000 (g)                 18,825    18,500
                                                                --------

Total Short-Term Instruments                                   1,062,121
                                                                --------
(Cost $1,062,393)

Total Investments (a) 126.1%                                $ 36,954,117
(Cost $37,318,886)

Written Options (c) (0.1% )                                      (27,977)
(Premiums $37,891)

Other Assets and Liabilities (Net) (26.0% )                   (7,614,537)
                                                                --------

Net Assets 100.0%                                           $ 29,311,603
                                                                --------


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost                                                    $    158,519

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value                                                      (523,288)
                                                                --------

Unrealized depreciation-net                                 $   (364,769)
                                                                --------

(b) Securities with an aggregate market value of $128,255
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
September 30, 1999:
                                                                  Unrealized
                                                     # of       Appreciation/
Type                                               Contracts  (Depreciation)
--------------------------------------------------------------------------------

Eurodollar March Futures (03/2000)                         496  $  (1,191)
Eurodollar June Futures (06/2000)                        2,973     (6,425)
Eurodollar September Futures (09/2000)                  11,420     (7,350)
Eurodollar December Futures (12/1999)                    3,544     (6,571)
Eurodollar December Futures (12/2000)                    6,715        964
Municipal Bond Index (12/1999)                             865     (2,470)
Government of Japan 10 Year Note (3/2000)                  100     (2,461)
U.S. Treasury 2 Year Note (12/1999)                         38         18
U.S. Treasury 5 Year Note (12/1999)                     11,118     (1,894)
U.S. Treasury 10 Year Note (12/1999)                    32,964      2,868
U.S. Treasury 10 Year Note (03/2000)                       650        284
U.S. Treasury 30 Year Bond (12/1999)                     5,387        996
U.S. Treasury 30 Year Bond (03/2000)                       100        (38)
                                                                ----------
                                                             $    (23,270)
                                                                ==========


See accompanying notes  94

--------------------------------------------------------------------------------
(c) Premiums received on written options:

                                                     # of
Type                                               Contracts   Premium    Value
--------------------------------------------------------------------------------

Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 118.00 Exp. 11/20/1999                      900  $    192  $    196
Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 120.00 Exp. 11/20/1999                   21,584     7,215     2,361
Put - CBOT U.S. Treasury Bond December Futures
   Strike @ 110.00 Exp. 11/20/1999                   18,990     8,323     6,231
Put - OTC U.S.Treasury Note
   5.250% due 05/2004
   Strike @ 95.469 Exp. 10/15/1999                  155,900       646         2
Call - OTC Federal Home Loan Mortgage
   7.500% due 11/2029
   Strike @ 100.406 Exp. 11/08/1999                 165,000       877     1,014
Call - OTC Federal Home Loan Mortgage
   7.500% due 11/2029
   Strike @ 100.469 Exp. 11/08/1999                 277,000     1,558     1,643
Put- OTC Federal Home Loan Mortgage
   7.500% due 11/2029
   Strike @ 99.594 Exp. 11/20/1999                  246,000     1,441     1,720
Put - CME Eurodollar December Futures
   Strike @ 94.250 Exp. 12/13/1999                    2,628       657       683
Put - CME Eurodollar December Futures
   Strike @ 94.500 Exp. 12/13/1999                    2,500       595     1,188
Put - CME Eurodollar December Futures
   Strike @ 94.000 Exp. 12/13/1999                   27,988     4,925     3,079
Put - CME Eurodollar December Futures
   Strike @ 93.500 Exp. 12/18/2000                   21,665     9,074     7,908
Put - LIFFE BP 90 Day LIBOR
   Strike @ 93.000  Exp. 06/21/2000                     179       120        98
Put - LIFFE EURIBOR September Futures
   Strike @ 96.000  Exp. 09/18/2000                      58        51        48
Put - LIFFE BP 90 Day LIBOR
   Strike @ 93.000  Exp. 09/20/2000                   1,942     2,217     1,806
                                                             ------------------
                                                             $ 37,891  $ 27,977
                                                             ==================

(d) Variable rate security.  The rate listed is as of September 30, 1999.

(e) Foreign forward currency contracts outstanding at September 30, 1999:

                      Principal
                        Amount                       Unrealized
                      Covered by      Settlement    Appreciation/
Type       Currency    Contract         Month      (Depreciation)
--------------------------------------------------------------------------------
Sell          BP        25,834         10/1999    $      (82)
Sell          C$        33,873         10/1999          (292)
Sell                     9,841         05/2000            32
Sell          EC       114,694         10/1999        (1,284)
Sell                     4,359         11/1999           (80)
Sell                     6,200         01/2000          (269)
Sell                     5,391         02/2000            46
Sell                     1,283         03/2000           (36)
Buy           JY     2,975,392         02/2000         1,134
Sell                18,182,330         02/2000        (4,883)
Sell                   229,202         04/2000          (211)
Sell                 4,519,202         04/2000        (4,618)
Buy           N$         7,970         10/1999            12
Sell                    49,095         10/1999           494
Buy           PZ        45,000         01/2000          (378)
Buy                     40,000         02/2000          (480)
Buy                     10,000         03/2000            15
                                                     -----------
                                               $      (10,880)
                                                     ===========

(f) Principal amount denoted in indicated currency:

       BP - British Pound
       C$ - Canadian Dollar
       DM - German Mark
       EC - European Currency Unit
       FF - French Franc
       JY - Japanese Yen
       N$ - New Zealand Dollar
       PZ-  Polish Zloty

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security becomes interest bearing at a future date.

(j) Restricted security.

(k) Swap agreements outstanding at September 30, 1999:

                                                                     Unrealized
                                                      Notional    Appreciation/
Type                                                    Amount   (Depreciation)
--------------------------------------------------------------------------------

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.340%

Broker: Deutsche Bank AG New York
Exp. 10/08/2007                                        JY 24,500,000$    (8,325)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.295% .

Broker: Deutsche Bank AG New York
Exp. 04/14/2008                                         11,635,000       (3,049)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.305% .

Broker: Deutsche Bank AG New York
Exp. 04/15/2008                                          7,563,000       (2,037)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 1.495% .

Broker: Deutsche Bank AG New York
Exp. 09/16/2008                                          7,000,000        2,856

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.950%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                        $    70,000         (704)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.700% .
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par

Broker: Deutsche Bank AG New York
Exp. 03/28/2001                                              1,300          (17)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                             30,400         (400)
                                                                    ------------
                                                                    $   (11,676)
                                                                    ============

(l) Subject to a financing transaction.


                                                       See accompanying notes 95

Financial Highlights - A, B, and C Classes


                                                                                 Net Realized /
                                              Net Asset Value                   Unrealized Gain    Total Income      Dividends from
Selected Per Share Data for the               Beginning of     Net Investment     (Loss) on       from Investment   Net Investment
Year or Period Ended:                         Period            Income (Loss)     Investments        Operations        Income
                                              --------------   --------------   ---------------   ---------------   ---------------
Convertible Bond Fund
  Class A
    05/28/1999 - 09/30/1999 (e)               $   10.67        $   (0.05)(a)    $    0.73 (a)     $    0.68         $     0.00
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
  Class B
    05/28/1999 - 09/30/1999 (e)                   10.67            (0.05)(a)         0.71 (a)          0.66               0.00
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
  Class C
    05/28/1999 - 09/30/1999 (e)                   10.67            (0.05)(a)         0.72 (a)          0.67               0.00
==========================================    ==============   ==============   ===============   ===============   ===============

Emerging Markets Bond Fund
  Class A
    09/30/1999 (e)                            $    7.51        $    0.44 (a)    $    0.16 (a)     $    0.60         $    (0.43)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    03/31/1999                                     9.67             0.83 (a)        (2.11)(a)         (1.28)             (0.83)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    07/31/1997 - 03/31/1998                       10.00             0.44 (a)        (0.18)(a)          0.26              (0.44)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
  Class B
    09/30/1999 (e)                                 7.51             0.40 (a)         0.18 (a)          0.58              (0.41)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    03/31/1999                                     9.67             0.77 (a)        (2.11)(a)         (1.34)             (0.77)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    07/31/1997 - 03/31/1998                       10.00             0.40 (a)        (0.20)(a)          0.20              (0.38)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
  Class C
    09/30/1999 (e)                                 7.51             0.40 (a)         0.18 (a)          0.58              (0.41)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    03/31/1999                                     9.67             0.77 (a)        (2.11)(a)         (1.34)             (0.77)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    07/31/1997 - 03/31/1998                       10.00             0.38 (a)        (0.18)(a)          0.20              (0.38)
==========================================    ==============   ==============   ===============   ===============   ===============

Foreign Bond Fund
  Class A
    09/30/1999 (e)                            $   10.63        $    0.29 (a)    $   (0.48)(a)     $   (0.19)        $    (0.30)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    03/31/1999                                    10.74             0.53 (a)         0.24 (a)          0.77              (0.53)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    03/31/1998                                    10.41             0.61 (a)         0.62 (a)          1.23              (0.59)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    01/20/1997 - 03/31/1997                       10.59             0.59            (0.72)            (0.13)             (0.05)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
  Class B
    09/30/1999 (e)                                10.63             0.26 (a)        (0.49)(a)         (0.23)             (0.26)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    03/31/1999                                    10.74             0.46 (a)         0.24 (a)          0.70              (0.46)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    03/31/1998                                    10.41             0.53 (a)         0.61 (a)          1.14              (0.50)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    01/20/1997 - 03/31/1997                       10.59             0.58            (0.72)            (0.14)             (0.04)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
  Class C
    09/30/1999 (e)                                10.63             0.26 (a)        (0.49)(a)         (0.23)             (0.26)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    03/31/1999                                    10.74             0.45 (a)         0.24 (a)          0.69              (0.45)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    03/31/1998                                    10.41             0.52 (a)         0.62 (a)          1.14              (0.50)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    01/20/1997 - 03/31/1997                       10.59             0.58            (0.72)            (0.14)             (0.04)
==========================================    ==============   ==============   ===============   ===============   ===============

Global Bond Fund II
  Class A
    09/30/1999 (e)                            $    9.89        $    0.26 (a)     $   (0.45) (a)   $   (0.19)        $    (0.25)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    03/31/1999                                     9.92             0.48 (a)          0.06  (a)        0.54              (0.48)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    03/31/1998                                    10.84             0.64 (a)          0.51  (a)        1.15               0.00
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    10/01/1996 - 03/31/1997                       10.96             0.66             (0.16)            0.50              (0.22)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    09/30/1996 (a)                                10.00             0.32 (b)          0.95             1.27              (0.31)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
  Class B
    09/30/1999 (e)                                 9.89             0.22 (a)         (0.44) (a)       (0.22)             (0.22)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    03/31/1999                                     9.92             0.41 (a)          0.06  (a)        0.47              (0.41)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    03/31/1998                                    10.84             0.66 (a)          0.41  (a)        1.07               0.00
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    10/01/1996 - 03/31/1997                       10.96             0.62             (0.16)            0.46              (0.18)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    09/30/1996 (a)                                10.00             0.30 (b)          0.92             1.22              (0.26)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
  Class C
    09/30/1999 (e)                                 9.89             0.22 (a)         (0.44) (a)       (0.22)             (0.22)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    03/31/1999                                     9.92             0.41 (a)          0.06  (a)        0.47              (0.41)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    03/31/1998                                    10.84             0.55 (a)          0.52  (a)        1.07               0.00
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    10/01/1996 - 03/31/1997                       10.96             0.62             (0.16)            0.46              (0.18)
------------------------------------------    --------------   --------------   ---------------   ---------------   ---------------
    09/30/1996 (a)                                10.00             0.30 (b)          0.92             1.22              (0.26)
==========================================    ==============   ==============   ===============   ===============   ===============

+ Annualized

(a) Per share amounts based on average number of shares outstanding during the period.
(b) Reflects voluntary waiver of investment advisory fee of $12,041 (.01 per share) by the Advisor.
(c) The Ratio of Expenses to Average Net Assets without the waiver would have been 1.57%.
(d) The Ratio of Net Investment Income to Average Net Assets without the waiver would have been 4.58%.
(e) Unaudited

96  See accompanying notes

Dividends in       Distributions      Distributions in
Excess of Net      from Net           Excess of Net
Investment         Realized Capital   Realized Capital   Total              Net Asset Value
Income             Gains              Gain               Distributions      End of Period
----------------   ----------------   ----------------   ----------------   ---------------


$      0.00        $      0.00        $      0.00        $      0.00        $     11.35
----------------   ----------------   ----------------   ----------------   ---------------

       0.00               0.00               0.00               0.00              11.33
----------------   ----------------   ----------------   ----------------   ---------------

       0.00               0.00               0.00               0.00              11.34
----------------   ----------------   ----------------   ----------------   ---------------



$      0.00        $      0.00        $      0.00        $     (0.43)       $      7.68
----------------   ----------------   ----------------   ----------------   ---------------
       0.00               0.00              (0.05)             (0.88)              7.51
----------------   ----------------   ----------------   ----------------   ---------------
       0.00              (0.15)              0.00              (0.59)              9.67
----------------   ----------------   ----------------   ----------------   ---------------

       0.00               0.00               0.00              (0.41)              7.68
----------------   ----------------   ----------------   ----------------   ---------------
       0.00               0.00              (0.05)             (0.82)              7.51
----------------   ----------------   ----------------   ----------------   ---------------
       0.00              (0.15)              0.00              (0.53)              9.67
----------------   ----------------   ----------------   ----------------   ---------------

       0.00               0.00               0.00              (0.41)              7.68
----------------   ----------------   ----------------   ----------------   ---------------
       0.00               0.00              (0.05)             (0.82)              7.51
----------------   ----------------   ----------------   ----------------   ---------------
       0.00              (0.15)              0.00              (0.53)              9.67
----------------   ----------------   ----------------   ----------------   ---------------



$      0.00        $     0.00         $      0.00        $     (0.30)       $     10.14
----------------   ----------------   ----------------   ----------------   ---------------
       0.00             (0.10)              (0.25)             (0.88)             10.63
----------------   ----------------   ----------------   ----------------   ---------------
       0.00             (0.31)               0.00              (0.90)             10.74
----------------   ----------------   ----------------   ----------------   ---------------
       0.00              0.00                0.00              (0.05)             10.41
----------------   ----------------   ----------------   ----------------   ---------------

       0.00              0.00                0.00              (0.26)             10.14
----------------   ----------------   ----------------   ----------------   ---------------
       0.00             (0.10)              (0.25)             (0.81)             10.63
----------------   ----------------   ----------------   ----------------   ---------------
       0.00             (0.31)               0.00              (0.81)             10.74
----------------   ----------------   ----------------   ----------------   ---------------
       0.00              0.00                0.00              (0.04)             10.41
----------------   ----------------   ----------------   ----------------   ---------------

       0.00              0.00                0.00              (0.26)             10.14
----------------   ----------------   ----------------   ----------------   ---------------
       0.00             (0.10)              (0.25)             (0.80)             10.63
----------------   ----------------   ----------------   ----------------   ---------------
       0.00             (0.31)               0.00              (0.81)             10.74
----------------   ----------------   ----------------   ----------------   ---------------
      (0.00)             0.00                0.00              (0.04)             10.41
----------------   ----------------   ----------------   ----------------   ---------------



$      0.00        $     0.00         $      0.00        $     (0.25)       $      9.45
----------------   ----------------   ----------------   ----------------   ---------------
       0.00             (0.01)              (0.08)             (0.57)              9.89
----------------   ----------------   ----------------   ----------------   ---------------
      (0.54)            (1.53)               0.00              (2.07)              9.92
----------------   ----------------   ----------------   ----------------   ---------------
       0.00             (0.40)               0.00              (0.62)             10.84
----------------   ----------------   ----------------   ----------------   ---------------
       0.00              0.00                0.00              (0.31)             10.96
----------------   ----------------   ----------------   ----------------   ---------------

       0.00              0.00                0.00              (0.22)              9.45
----------------   ----------------   ----------------   ----------------   ---------------
       0.00             (0.01)              (0.08)             (0.50)              9.89
----------------   ----------------   ----------------   ----------------   ---------------
      (0.46)            (1.53)               0.00              (1.99)              9.92
----------------   ----------------   ----------------   ----------------   ---------------
       0.00             (0.40)               0.00              (0.58)             10.84
----------------   ----------------   ----------------   ----------------   ---------------
       0.00              0.00                0.00              (0.26)             10.96
----------------   ----------------   ----------------   ----------------   ---------------

       0.00              0.00                0.00              (0.22)              9.45
----------------   ----------------   ----------------   ----------------   ---------------
       0.00             (0.01)              (0.08)             (0.50)              9.89
----------------   ----------------   ----------------   ----------------   ---------------
      (0.46)            (1.53)               0.00              (1.99)              9.92
----------------   ----------------   ----------------   ----------------   ---------------
      (0.00)            (0.40)               0.00              (0.58)             10.84
----------------   ----------------   ----------------   ----------------   ---------------
       0.00              0.00                0.00              (0.26)             10.96
----------------   ----------------   ----------------   ----------------   ---------------

                                                         Ratio of net
                                      Ratio of           Investment
                                      Expenses to        Income (Loss)
                   Net Assets End     Average net        to Average         Portfolio
Total Returns      of Period (000s)   Assets             Net Assets         Turnover Rate
----------------   ----------------   ----------------   ----------------   --------------


       6.37%       $        270            1.10%+ (f)          (0.85)%+            205%
----------------   ----------------   ----------------   ----------------   --------------

       6.19                 434            1.84+               (1.33)+             205
----------------   ----------------   ----------------   ----------------   --------------

       6.28               1,913            1.83+               (1.42)+             205
----------------   ----------------   ----------------   ----------------   --------------



       8.23%       $        249            1.31%+ (g)          11.49%+             188%
----------------   ----------------   ----------------   ----------------   --------------
     (12.90)                172            1.25                10.26               315
----------------   ----------------   ----------------   ----------------   --------------
       2.84                 317            1.26+                6.93+              695
----------------   ----------------   ----------------   ----------------   --------------

       7.82                 894            2.03+               10.46+              188
----------------   ----------------   ----------------   ----------------   --------------
     (13.58)                398            2.00                 9.68               315
----------------   ----------------   ----------------   ----------------   --------------
       2.29                 304            2.01+                6.33+              695
----------------   ----------------   ----------------   ----------------   --------------

       7.82                 271            2.04+               10.52+              188
----------------   ----------------   ----------------   ----------------   --------------
     (13.57)                229            2.00                 9.79               315
----------------   ----------------   ----------------   ----------------   --------------
       2.29                 136            2.01+                6.11+              695
----------------   ----------------   ----------------   ----------------   --------------



      (1.85)%      $     47,318            1.04%+ (h)           5.64%+              90%
----------------   ----------------   ----------------   ----------------   --------------
       7.43              29,009            0.95                 4.87               376
----------------   ----------------   ----------------   ----------------   --------------
      12.14               9,582            0.95                 5.88               280
----------------   ----------------   ----------------   ----------------   --------------
      (1.21)                704            0.97+                4.95+              984
----------------   ----------------   ----------------   ----------------   --------------

      (2.22)             23,973            1.79+ (i)            4.92+               90
----------------   ----------------   ----------------   ----------------   --------------
       6.69              21,256            1.70                 4.14               376
----------------   ----------------   ----------------   ----------------   --------------
      11.29              10,631            1.70                 5.13               280
----------------   ----------------   ----------------   ----------------   --------------
      (1.34)              1,221            1.75+                3.73+              984
----------------   ----------------   ----------------   ----------------   --------------

      (2.22)             30,950            1.79+ (j)            4.93+               90
----------------   ----------------   ----------------   ----------------   --------------
       6.63              29,584            1.70                 4.16               376
----------------   ----------------   ----------------   ----------------   --------------
      11.29              17,080            1.70                 5.13               280
----------------   ----------------   ----------------   ----------------   --------------
      (1.32)              1,788            1.76+                4.09+              984
----------------   ----------------   ----------------   ----------------   --------------



      (1.89)%      $      2,897            0.98%+               5.40%+              55%
----------------   ----------------   ----------------   ----------------   --------------
       5.65               2,728            0.95                 5.07               236
----------------   ----------------   ----------------   ----------------   --------------
      11.21               6,816            0.95                 5.88               369
----------------   ----------------   ----------------   ----------------   --------------
      4.55                7,652            2.05+                5.60+              307
----------------   ----------------   ----------------   ----------------   --------------
      15.01               7,360            1.27 (c)             4.88 (d)          1246
----------------   ----------------   ----------------   ----------------   --------------

      (2.25)              4,955            1.73+                4.56+               55
----------------   ----------------   ----------------   ----------------   --------------
       4.85               4,909            1.70                 4.16               236
----------------   ----------------   ----------------   ----------------   --------------
      10.39               4,473            1.70                 5.12               369
----------------   ----------------   ----------------   ----------------   --------------
       4.17               3,925            2.57+                4.22+              307
----------------   ----------------   ----------------   ----------------   --------------
      14.54               3,240            2.49 (c)             4.09 (d)          1246
----------------   ----------------   ----------------   ----------------   --------------

      (2.26)              6,019            1.73+                4.53+               55
----------------   ----------------   ----------------   ----------------   --------------
       4.82               5,863            1.70                 4.16               236
----------------   ----------------   ----------------   ----------------   --------------
      10.39               6,096            1.70                 5.12               369
----------------   ----------------   ----------------   ----------------   --------------
       4.17               5,323            2.43+                4.14+              307
----------------   ----------------   ----------------   ----------------   --------------
      14.54               3,459            2.49 (c)             4.09 (d)          1246
----------------   ----------------   ----------------   ----------------   --------------


(f) Ratio of expenses to average net assets excluding interest expense is 1.05%.
(g) Ratio of expenses to average net assets excluding interest expense is 1.25%.
(h) Ratio of expenses to average net assets excluding interest expense is 1.95%.
(i) Ratio of expenses to average net assets excluding interest expense is 1.70%.
(j) Ratio of expenses to average net assets excluding interest expense is 1.70%.

                                                      See accompanying notes  97

                                                                           Net Realized/
                                        Net Asset Value                    Unrealized Gain   Total Income      Dividends from
Selected Per Share Data for             Beginning of      Net Investment   (Loss) on         from Investment   Net Investment
the Year or Period Ended:               Period            Income (Loss)    Investments       Operations        Income
                                        --------------    --------------   ---------------   ---------------   --------------
High Yield Fund
 Class A
    09/30/1999 (e)                      $   11.23         $    0.45 (a)    $   (0.51)(a)     $   (0.06)        $   (0.44)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    03/31/1999                              11.66              0.91 (a)        (0.43)(a)          0.48             (0.90)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    03/31/1998                              11.10              0.93 (a)         0.66 (a)          1.59             (0.94)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    01/13/1997 - 03/31/1997                 11.18              0.17            (0.05)             0.12             (0.20)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
 Class B
    09/30/1999 (e)                          11.23              0.40 (a)        (0.50)(a)         (0.10)            (0.40)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    03/31/1999                              11.66              0.82 (a)        (0.43)(a)          0.39             (0.81)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    03/31/1998                              11.10              0.84 (a)         0.66 (a)          1.50             (0.85)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    01/13/1997 - 03/31/1997                 11.18              0.15            (0.05)             0.10             (0.18)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
 Class C
    09/30/1999 (e)                          11.23              0.40 (a)        (0.50)(a)         (0.10)            (0.40)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    03/31/1999                              11.66              0.82 (a)        (0.43)(a)          0.39             (0.81)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    03/31/1998                              11.10              0.85 (a)         0.65 (a)          1.50             (0.85)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    01/13/1997 - 03/31/1997                 11.18              0.15            (0.05)             0.10             (0.18)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------

Long-Term U.S. Government Fund
  Class A
    09/30/1999 (e)                      $   10.30         $    0.28 (a)    $   (0.59)(a)     $   (0.31)        $   (0.30)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    03/31/1999                              10.57              0.59 (a)         0.20 (a)          0.79             (0.60)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    03/31/1998                               9.39              0.48 (a)         1.34 (a)          1.82             (0.58)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    01/20/1997 - 03/31/1997                  9.67              0.32            (0.47)            (0.15)            (0.13)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
 Class B
    09/30/1999 (e)                          10.30              0.26 (a)        (0.61)(a)         (0.35)            (0.26)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    03/31/1999                              10.57              0.51 (a)         0.20 (a)          0.71             (0.52)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    03/31/1998                               9.39              0.39 (a)         1.35 (a)          1.74             (0.50)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    01/20/1997 - 03/31/1997                  9.67              0.29            (0.47)            (0.18)            (0.10)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
 Class C
    09/30/1999 (e)                          10.30              0.26 (a)        (0.61)(a)         (0.35)            (0.26)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    03/31/1999                              10.57              0.50 (a)         0.21 (a)          0.71             (0.52)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    03/31/1998                               9.39              0.39 (a)         1.35 (a)          1.74             (0.50)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    01/20/1997 - 03/31/1997                  9.67              0.29            (0.47)            (0.18)            (0.10)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------

Low Duration Fund
  Class A
    09/30/1999 (e)                      $   10.10         $    0.29 (a)    $   (0.20)(a)     $    0.09         $   (0.29)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    03/31/1999                              10.18              0.60 (a)        (0.02)(a)          0.58             (0.60)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    03/31/1998                               9.98              0.60 (a)         0.23 (a)          0.83             (0.58)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    01/13/1997 - 03/31/1997                 10.02              0.12            (0.03)             0.09             (0.12)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
 Class B
    09/30/1999 (e)                          10.10              0.25 (a)        (0.20)(a)          0.05             (0.25)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    03/31/1999                              10.18              0.52 (a)        (0.02)(a)          0.50             (0.52)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    03/31/1998                               9.98              0.53 (a)         0.22 (a)          0.75             (0.50)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    01/13/1997 - 03/31/1997                 10.02              0.10            (0.03)             0.07             (0.11)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
 Class C
    09/30/1999 (e)                          10.10              0.25 (a)        (0.19)(a)          0.06             (0.26)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    03/31/1999                              10.18              0.55 (a)        (0.02)(a)          0.53             (0.55)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    03/31/1998                               9.98              0.55 (a)         0.23 (a)          0.78             (0.53)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------
    01/13/1997 - 03/31/1997                 10.02              0.11            (0.03)             0.08             (0.11)
--------------------------------------  --------------    --------------   ---------------   ---------------   --------------

+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense on reverse repurchase agreement is 0.90%.
(c) Ratio of expenses to average net assets excluding interest expense on reverse repurchase agreement is 1.65%
(d) Ratio of expenses to average net assets excluding interest expense on reverse repurchase agreement is 1.65%.
(e) Unaudited
(f) Ratio of expenses to average net assets excluding interest expense is 0.90%.
(g) Ratio of expenses to average net assets excluding interest expense is 1.65%.

98 See accompanying notes

Dividends in      Distributions    Distributions in
Excess of Net     from Net         Excess of Net
Investment        Realized Capital Realized Capital  Total             Net Asset Value
Income            Gains            Gains             Distributions     End of Period
-------------     ---------------- ----------------  -------------     ---------------


$    0.00         $    0.00        $    0.00         $   (0.44)        $   10.73
-------------     ---------------- ----------------  -------------     ---------------
    (0.01)             0.00             0.00             (0.91)            11.23
-------------     ---------------- ----------------  -------------     ---------------
     0.00              0.00            (0.09)            (1.03)            11.66
-------------     ---------------- ----------------  -------------     ---------------
     0.00              0.00             0.00             (0.20)            11.10
-------------     ---------------- ----------------  -------------     ---------------

     0.00              0.00             0.00             (0.40)            10.73
-------------     ---------------- ----------------  -------------     ---------------
    (0.01)             0.00             0.00             (0.82)            11.23
-------------     ---------------- ----------------  -------------     ---------------
     0.00              0.00            (0.09)            (0.94)            11.66
-------------     ---------------- ----------------  -------------     ---------------
     0.00              0.00             0.00             (0.18)            11.10
-------------     ---------------- ----------------  -------------     ---------------

     0.00              0.00             0.00             (0.40)            10.73
-------------     ---------------- ----------------  -------------     ---------------
    (0.01)             0.00             0.00             (0.82)            11.23
-------------     ---------------- ----------------  -------------     ---------------
     0.00              0.00            (0.09)            (0.94)            11.66
-------------     ---------------- ----------------  -------------     ---------------
     0.00              0.00             0.00             (0.18)            11.10
-------------     ---------------- ----------------  -------------     ---------------



$    0.00         $    0.00        $    0.00         $   (0.30)        $    9.69
-------------     ---------------- ----------------  -------------     ---------------
     0.00              0.00            (0.46)            (1.06)            10.30
-------------     ---------------- ----------------  -------------     ---------------
     0.00             (0.06)            0.00             (0.64)            10.57
-------------     ---------------- ----------------  -------------     ---------------
     0.00              0.00             0.00             (0.13)             9.39
-------------     ---------------- ----------------  -------------     ---------------

-------------     ---------------- ----------------  -------------     ---------------
     0.00              0.00             0.00             (0.26)             9.69
-------------     ---------------- ----------------  -------------     ---------------
     0.00              0.00            (0.46)            (0.98)            10.30
-------------     ---------------- ----------------  -------------     ---------------
     0.00             (0.06)            0.00             (0.56)            10.57
-------------     ---------------- ----------------  -------------     ---------------
     0.00              0.00             0.00             (0.10)             9.39
-------------     ---------------- ----------------  -------------     ---------------

     0.00              0.00             0.00             (0.26)             9.69
-------------     ---------------- ----------------  -------------     ---------------
     0.00              0.00            (0.46)            (0.98)            10.30
-------------     ---------------- ----------------  -------------     ---------------
     0.00             (0.06)            0.00             (0.56)            10.57
-------------     ---------------- ----------------  -------------     ---------------
     0.00              0.00             0.00             (0.10)             9.39
-------------     ---------------- ----------------  -------------     ---------------



$    0.00         $    0.00        $    0.00         $   (0.29)        $    9.90
-------------     ---------------- ----------------  -------------     ---------------
     0.00             (0.01)           (0.05)            (0.66)            10.10
-------------     ---------------- ----------------  -------------     ---------------
    (0.02)            (0.03)            0.00             (0.63)            10.18
-------------     ---------------- ----------------  -------------     ---------------
    (0.01)             0.00             0.00             (0.13)             9.98
-------------     ---------------- ----------------  -------------     ---------------

     0.00              0.00             0.00             (0.25)             9.90
-------------     ---------------- ----------------  -------------     ---------------
     0.00             (0.01)           (0.05)            (0.58)            10.10
-------------     ---------------- ----------------  -------------     ---------------
    (0.02)            (0.03)            0.00             (0.55)            10.18
-------------     ---------------- ----------------  -------------     ---------------
     0.00              0.00             0.00             (0.11)             9.98
-------------     ---------------- ----------------  -------------     ---------------

     0.00              0.00             0.00             (0.26)             9.90
-------------     ---------------- ----------------  -------------     ---------------
     0.00             (0.01)           (0.05)            (0.61)            10.10
-------------     ---------------- ----------------  -------------     ---------------
    (0.02)            (0.03)            0.00             (0.58)            10.18
-------------     ---------------- ----------------  -------------     ---------------
    (0.01)             0.00             0.00             (0.12)             9.98
-------------     ---------------- ----------------  -------------     ---------------
                                                     Ratio of Net
                                   Ratio of          Investment
                                   Expenses to       Income (Loss)
                Net Assets End     Average Net       to Average        Portfolio
Total Return    of Period (000s)   Assets            Net Assets        Turnover Rate
------------    ----------------   -----------       -------------     -------------


    (0.52)%       $ 185,575             0.90%+            7.99%+              17%
------------    ----------------   -----------       -------------     -------------
     4.32           155,466             0.90              7.94                39
------------    ----------------   -----------       -------------     -------------
    14.80            70,858             0.90              8.02                37
------------    ----------------   -----------       -------------     -------------
     1.06            28,873             0.92+             8.28+               67
------------    ----------------   -----------       -------------     -------------

    (0.89)          325,924             1.65+             7.26+               17
------------    ----------------   -----------       -------------     -------------
     3.54           286,198             1.65              7.21                39
------------    ----------------   -----------       -------------     -------------
    13.94           156,099             1.65              7.27                37
------------    ----------------   -----------       -------------     -------------
     0.86            60,269             1.67+             7.52+               67
------------    ----------------   -----------       -------------     -------------

    (0.89)          385,876             1.65+             7.28+               17
------------    ----------------   -----------       -------------     -------------
     3.55           370,861             1.65              7.24                39
------------    ----------------   -----------       -------------     -------------
    13.95           284,836             1.65              7.36                37
------------    ----------------   -----------       -------------     -------------
     0.88           205,297             1.68+             7.56+               67
------------    ----------------   -----------       -------------     -------------



    (3.08)%       $  29,667             0.95%+ (f)        5.92%+             167%
------------    ----------------   -----------       -------------     -------------
     7.34            29,809             1.34 (b)          5.33               364
------------    ----------------   -----------       -------------     -------------
    19.78             6,161             0.91              4.49               177
------------    ----------------   -----------       -------------     -------------
    (1.72)            1,204             1.12+             6.91+              402
------------    ----------------   -----------       -------------     -------------

    (3.43)           38,961             1.69+             5.18+              167
------------    ----------------   -----------       -------------     -------------
     6.51            37,946             2.13 (c)          4.53               364
------------    ----------------   -----------       -------------     -------------
    18.85             7,516             1.66              4.64               177
------------    ----------------   -----------       -------------     -------------
    (1.92)              454             1.87+             4.95+              402
------------    ----------------   -----------       -------------     -------------

    (3.43)           26,228             1.70+ (g)         5.19+              167
------------    ----------------   -----------       -------------     -------------
     6.52            31,653             2.16 (d)          4.50               364
------------    ----------------   -----------       -------------     -------------
    18.86             7,258             1.66              4.64               177
------------    ----------------   -----------       -------------     -------------
    (1.83)              275             1.88+             5.52+              402
------------    ----------------   -----------       -------------     -------------



     0.87%        $ 235,136             0.90%+            5.70%+              52%
------------    ----------------   -----------       -------------     -------------
     5.86           191,727             0.90              5.85               245
------------    ----------------   -----------       -------------     -------------
     8.49           109,531             0.90              5.93               309
------------    ----------------   -----------       -------------     -------------
     0.85            59,348             0.91+             5.84+              240
------------    ----------------   -----------       -------------     -------------

     0.50            74,816             1.65+             4.95+               52
------------    ----------------   -----------       -------------     -------------
     5.07            65,160             1.65              5.03               245
------------    ----------------   -----------       -------------     -------------
     7.68            17,624             1.65              5.16               309
------------    ----------------   -----------       -------------     -------------
     0.68             5,296             1.67+             5.03+              240
------------    ----------------   -----------       -------------     -------------

     0.62           121,459             1.40+             5.22+               52
------------    ----------------   -----------       -------------     -------------
     5.33           112,229             1.40              5.35               245
------------    ----------------   -----------       -------------     -------------
     8.01            68,766             1.40              5.46               309
------------    ----------------   -----------       -------------     -------------
     0.75            63,606             1.42+             5.36+              240
------------    ----------------   -----------       -------------     -------------

                                                       See accompanying notes 99

Financial Highlights - A, B, and C Classes (Cont.)

                                                                            Net Realized /
                                         Net Asset Value                    Unrealized Gain   Total Income       Dividends from
Selected Per Share Data for              Beginning of     Net Investment    (Loss) on         from Investment    Net Investment
the Year or Period Ended:                Period           Income (Loss)     Investments       Operations         Income
                                         ---------------  ---------------   ---------------   ---------------    ---------------
Money Market Fund
  Class A
    09/30/1999 (e)                       $    1.00        $   0.02(a)       $   0.00(a)       $   0.02           $  (0.02)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1999                                1.00            0.05(a)           0.00(a)           0.05              (0.05)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1998                                1.00            0.05(a)           0.00(a)           0.05              (0.05)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    01/13/1997 - 03/31/1997                   1.00            0.01              0.00              0.01              (0.01)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
  Class B
    09/30/1999 (e)                            1.00            0.02(a)           0.00(a)           0.02              (0.02)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1999                                1.00            0.04(a)           0.00(a)           0.04              (0.04)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1998                                1.00            0.04(a)           0.00(a)           0.04              (0.04)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    01/13/1997 - 03/31/1997                   1.00            0.01              0.00              0.01              (0.01)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
  Class C
    09/30/1999 (e)                            1.00            0.02(a)           0.00(a)           0.02              (0.02)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1999                                1.00            0.05(a)           0.00(a)           0.05              (0.05)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1998                                1.00            0.05(a)           0.00(a)           0.05              (0.05)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    01/13/1997 - 03/31/1997                   1.00            0.01              0.00              0.01              (0.01)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------

Municipal Bond Fund
  Class A
    09/30/1999 (e)                       $   10.12        $   0.21(a)       $  (0.56)(a)      $  (0.35)          $  (0.21)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1999                                9.97            0.41(a)           0.15(a)           0.56              (0.41)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
  Class B
    09/30/1999 (e)                           10.12            0.17(a)          (0.56)(a)         (0.39)             (0.17)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1999                                9.97            0.34(a)           0.14(a)           0.48              (0.33)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
  Class C
    09/30/1999 (e)                           10.12            0.17(a)          (0.54)(a)         (0.37)             (0.19)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1999                                9.97            0.36(a)           0.15(a)           0.51              (0.36)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------

Real Return Bond Fund
  Class A
    09/30/1999 (e)                       $    9.83        $   0.34(a)       $  (0.03)(a)      $   0.31           $  (0.32)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1999                                9.77            0.43(a)           0.14(a)           0.57              (0.45)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1998                                9.93            0.40(a)           0.03(a)           0.43              (0.42)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    01/29/1997 - 03/31/1997                  10.00            0.11(a)          (0.10)(a)          0.01              (0.08)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
  Class B
    09/30/1999 (e)                            9.83            0.29(a)          (0.01)(a)          0.28              (0.29)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1999                                9.77            0.37(a)           0.12(a)           0.49              (0.38)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1998                                9.93            0.33(a)           0.03(a)           0.36              (0.36)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    01/29/1997 - 03/31/1997                  10.00            0.09             (0.10)            (0.01)             (0.06)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
  Class C
    09/30/1999 (e)                            9.83            0.29(a)           0.00(a)           0.29              (0.30)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1999                                9.77            0.44(a)           0.08(a)           0.52              (0.40)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1998                                9.93            0.35(a)           0.04(a)           0.39              (0.38)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    01/29/1997 - 03/31/1997                  10.00            0.09             (0.10)            (0.01)             (0.06)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------

Short-Term Fund
  Class A
    09/30/1999 (e)                       $   10.03        $   0.26(a)       $  (0.07)(a)      $   0.19           $  (0.26)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1999                               10.06            0.53(a)          (0.02)(a)          0.51              (0.53)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1998                               10.00            0.55(a)           0.09(a)           0.64              (0.56)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    01/20/1997 - 03/31/1997                  10.04            0.10             (0.03)             0.07              (0.10)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
  Class B
    09/30/1999 (e)                           10.03            0.22(a)          (0.07)(a)          0.15              (0.22)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1999                               10.06            0.45(a)          (0.02)(a)          0.43              (0.45)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1998                               10.00            0.50(a)           0.08(a)           0.58              (0.50)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    01/20/1997 - 03/31/1997                  10.04            0.09             (0.03)             0.06              (0.10)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
  Class C
    09/30/1999 (e)                           10.03            0.22(a)          (0.04)(a)          0.18              (0.25)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1999                               10.06            0.50(a)          (0.02)(a)          0.48              (0.50)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    03/31/1998                               10.00            0.54(a)           0.07(a)           0.61              (0.53)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------
    01/20/1997 - 03/31/1997                  10.04            0.09             (0.03)             0.06              (0.10)
-------------------------------------    ---------------  ---------------   ---------------   ---------------    ---------------

+    Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(e)  Unaudited

100 See accompanying notes

Dividends in      Distributions      Distributions in
Excess of Net     from Net           Excess of Net
Investment        Realized Capital   Realized Capital  Total             Net Asset Value
Income            Gains              Gains             Distribution      End of Period
----------------  ----------------   ----------------  ----------------  ----------------



$   0.00          $  0.00            $   0.00          $    (0.02)       $      1.00
----------------  ----------------   ----------------  ----------------  ----------------
    0.00             0.00                0.00                (0.05)             1.00
----------------  ----------------   ----------------  ----------------  ----------------
    0.00             0.00                0.00                (0.05)             1.00
----------------  ----------------   ----------------  ----------------  ----------------
    0.00             0.00                0.00                (0.01)             1.00
----------------  ----------------   ----------------  ----------------  ----------------

    0.00             0.00                0.00                (0.02)             1.00
----------------  ----------------   ----------------  ----------------  ----------------
    0.00             0.00                0.00                (0.04)             1.00
----------------  ----------------   ----------------  ----------------  ----------------
    0.00             0.00                0.00                (0.04)             1.00
----------------  ----------------   ----------------  ----------------  ----------------
    0.00             0.00                0.00                (0.01)             1.00
----------------  ----------------   ----------------  ----------------  ----------------

    0.00             0.00                0.00                (0.02)             1.00
----------------  ----------------   ----------------  ----------------  ----------------
    0.00             0.00                0.00                (0.05)             1.00
----------------  ----------------   ----------------  ----------------  ----------------
    0.00             0.00                0.00                (0.05)             1.00
----------------  ----------------   ----------------  ----------------  ----------------
    0.00             0.00                0.00                (0.01)             1.00
----------------  ----------------   ----------------  ----------------  ----------------



$   0.00          $  0.00            $   0.00          $     (0.21)      $      9.56
----------------  ----------------   ----------------  ----------------  ----------------
    0.00             0.00                0.00                (0.41)            10.12
----------------  ----------------   ----------------  ----------------  ----------------

    0.00             0.00                0.00                (0.17)             9.56
----------------  ----------------   ----------------  ----------------  ----------------
    0.00             0.00                0.00                (0.33)            10.12
----------------  ----------------   ----------------  ----------------  ----------------

    0.00             0.00                0.00                (0.19)             9.56
----------------  ----------------   ----------------  ----------------  ----------------
    0.00             0.00                0.00                (0.36)            10.12
----------------  ----------------   ----------------  ----------------  ----------------



$   0.00          $  0.00            $   0.00          $     (0.32)      $      9.82
----------------  ----------------   ----------------  ----------------  ----------------
   (0.06)            0.00                0.00                (0.51)             9.83
----------------  ----------------   ----------------  ----------------  ----------------
   (0.03)           (0.14)               0.00                (0.59)             9.77
----------------  ----------------   ----------------  ----------------  ----------------
    0.00             0.00                0.00                (0.08)             9.93
----------------  ----------------   ----------------  ----------------  ----------------

    0.00             0.00                0.00                (0.29)             9.82
----------------  ----------------   ----------------  ----------------  ----------------
   (0.05)            0.00                0.00                (0.43)             9.83
----------------  ----------------   ----------------  ----------------  ----------------
   (0.02)           (0.14)               0.00                (0.52)             9.77
----------------  ----------------   ----------------  ----------------  ----------------
    0.00             0.00                0.00                (0.06)             9.93
----------------  ----------------   ----------------  ----------------  ----------------

    0.00             0.00                0.00                (0.30)             9.82
----------------  ----------------   ----------------  ----------------  ----------------
   (0.06)            0.00                0.00                (0.46)             9.83
----------------  ----------------   ----------------  ----------------  ----------------
   (0.03)           (0.14)               0.00                (0.55)             9.77
----------------  ----------------   ----------------  ----------------  ----------------
    0.00             0.00                0.00                (0.06)             9.93
----------------  ----------------   ----------------  ----------------  ----------------



$   0.00          $  0.00            $   0.00          $     (0.26)      $      9.96
----------------  ----------------   ----------------  ----------------  ----------------
    0.00             0.00               (0.01)               (0.54)            10.03
----------------  ----------------   ----------------  ----------------  ----------------
   (0.01)           (0.01)               0.00                (0.58)            10.06
----------------  ----------------   ----------------  ----------------  ----------------
   (0.01)            0.00                0.00                (0.11)            10.00
----------------  ----------------   ----------------  ----------------  ----------------

    0.00             0.00                0.00                (0.22)             9.96
----------------  ----------------   ----------------  ----------------  ----------------
    0.00             0.00               (0.01)               (0.46)            10.03
----------------  ----------------   ----------------  ----------------  ----------------
   (0.01)           (0.01)               0.00                (0.52)            10.06
----------------  ----------------   ----------------  ----------------  ----------------
    0.00             0.00                0.00                (0.10)            10.00
----------------  ----------------   ----------------  ----------------  ----------------

    0.00             0.00                0.00                (0.25)             9.96
----------------  ----------------   ----------------  ----------------  ----------------
    0.00             0.00               (0.01)               (0.51)            10.03
----------------  ----------------   ----------------  ----------------  ----------------
   (0.01)           (0.01)               0.00                (0.55)            10.06
----------------  ----------------   ----------------  ----------------  ----------------
    0.00             0.00                0.00                (0.10)            10.00
----------------  ----------------   ----------------  ----------------  ----------------
                                                       Ratio of Net
                                     Ratio of          Investment
                                     Expenses to       Income (Loss)
                  Net Assets End     Average Net       to Average        Portfolio
Total Return      of Period (000s)   Assets            Net Assets        Turnover Rate
----------------  ----------------   ----------------  ----------------  ----------------


      2.24%       $ 101,120                0.60%+               4.47%+             N/A
----------------  ----------------   ----------------  ----------------  ----------------
      4.76          105,200                0.60                 4.78               N/A
----------------  ----------------   ----------------  ----------------  ----------------
      5.10           41,375                0.60                 5.02               N/A
----------------  ----------------   ----------------  ----------------  ----------------
      1.01           43,589                0.57+                4.44+              N/A
----------------  ----------------   ----------------  ----------------  ----------------

      1.76           19,305                1.50+                3.59+              N/A
----------------  ----------------   ----------------  ----------------  ----------------
      4.03           14,968                1.50                 3.79               N/A
----------------  ----------------   ----------------  ----------------  ----------------
      4.21            2,937                1.50                 4.15               N/A
----------------  ----------------   ----------------  ----------------  ----------------
      0.83            3,143                1.41+                3.62+              N/A
----------------  ----------------   ----------------  ----------------  ----------------

      2.24           88,433                0.60+                4.50+              N/A
----------------  ----------------   ----------------  ----------------  ----------------
      4.85           86,159                0.60                 4.79               N/A
----------------  ----------------   ----------------  ----------------  ----------------
      5.14           55,696                0.60                 5.05               N/A
----------------  ----------------   ----------------  ----------------  ----------------
      1.02           85,398                0.58+                4.47+              N/A
----------------  ----------------   ----------------  ----------------  ----------------



     (3.48)%      $   9,181                0.86%+               4.25%+              48%
----------------  ----------------   ----------------  ----------------  ----------------
      5.67            7,020                0.86                 4.10                70
----------------  ----------------   ----------------  ----------------  ----------------

     (3.85)           6,007                1.61+                3.51+               48
----------------  ----------------   ----------------  ----------------  ----------------
      4.88            6,070                1.61                 3.33                70
----------------  ----------------   ----------------  ----------------  ----------------

     (3.72)          33,150                1.36+                1.89+               48
----------------  ----------------   ----------------  ----------------  ----------------
      5.13           37,913                1.35                 3.60                70
----------------  ----------------   ----------------  ----------------  ----------------



      3.19%       $   9,288                0.94%+               6.81%+             103%
----------------  ----------------   ----------------  ----------------  ----------------
      5.99            6,250                0.92                 4.40               438
----------------  ----------------   ----------------  ----------------  ----------------
      4.12              370                0.92                 4.06               967
----------------  ----------------   ----------------  ----------------  ----------------
      0.15                1                0.90+                6.14+              160
----------------  ----------------   ----------------  ----------------  ----------------

      2.84            8,064                1.68+                5.92+              103
----------------  ----------------   ----------------  ----------------  ----------------
      5.19            3,646                1.68                 3.72               438
----------------  ----------------   ----------------  ----------------  ----------------
      3.50            1,496                1.67                 3.32               967
----------------  ----------------   ----------------  ----------------  ----------------
     (0.08)             509                1.59+                3.43+              160
----------------  ----------------   ----------------  ----------------  ----------------

      2.94            8,924                1.42+                5.83+              103
----------------  ----------------   ----------------  ----------------  ----------------
      5.46            2,534                1.43                 4.49               438
----------------  ----------------   ----------------  ----------------  ----------------
      3.73              490                1.42                 3.56               967
----------------  ----------------   ----------------  ----------------  ----------------
     (0.07)             148                1.62+                5.13+              160
----------------  ----------------   ----------------  ----------------  ----------------



      1.92%       $  87,591                0.85%+               5.18%+              21%
----------------  ----------------   ----------------  ----------------  ----------------
      5.21           80,787                0.85                 5.15                47
----------------  ----------------   ----------------  ----------------  ----------------
      6.64           24,182                0.85                 5.48                48
----------------  ----------------   ----------------  ----------------  ----------------
      0.66            2,533                0.86+                5.07+               77
----------------  ----------------   ----------------  ----------------  ----------------

      1.54            4,909                1.60+                4.47+               21
----------------  ----------------   ----------------  ----------------  ----------------
      4.43            3,813                1.60                 4.45                47
----------------  ----------------   ----------------  ----------------  ----------------
      5.96            1,258                1.60                 4.97                48
----------------  ----------------   ----------------  ----------------  ----------------
      0.58              114                1.62+                4.83+               77
----------------  ----------------   ----------------  ----------------  ----------------

      1.77           19,303                1.15+                4.88+               21
----------------  ----------------   ----------------  ----------------  ----------------
      4.91           15,589                1.15                 4.92                47
----------------  ----------------   ----------------  ----------------  ----------------
      6.33            6,763                1.15                 5.33                48
----------------  ----------------   ----------------  ----------------  ----------------
      0.63            1,359                1.14+                4.78+               77
----------------  ----------------   ----------------  ----------------  ----------------

                                                      See accompanying notes 101

                                                                               Net Realized/
                                           Net Asset Value                     Unrealized Gain   Total Income      Dividends from
Selected Per Share Data for                Beginning of      Net Investment    (Loss) on         from Investment   Net Investment
the Year or Period Ended:                  Period            Income (Loss)     Investments       Operations        Income
                                           ----------------  ----------------  ----------------  ----------------  ----------------
StocksPLUS Fund
  Class A
    09/30/1999 (e)                         $     14.26       $    0.29(a)      $    (0.20)(a)    $      0.09       $     (0.23)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1999                                   14.06            0.93(a)            1.29(a)            2.22             (0.78)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1998                                   11.46            1.66(a)            3.41(a)            5.07             (1.38)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    01/20/1997 - 03/31/1997                      11.91           (0.10)             (0.20)             (0.30)            (0.15)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Class B
    09/30/1999 (e)                               14.18            0.23(a)           (0.19)(a)           0.04             (0.18)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1999                                   14.01            0.84(a)            1.26(a)            2.10             (0.69)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1998                                   11.44            1.61(a)            3.35(a)            4.96             (1.30)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    01/20/1997 - 03/31/1997                      11.91           (0.13)             (0.20)             (0.33)            (0.14)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Class C
    09/30/1999 (e)                               14.21            0.25(a)           (0.19)(a)           0.06             (0.19)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1999                                   14.03            0.86(a)            1.28(a)            2.14             (0.72)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1998                                   11.45            1.64(a)            3.35(a)            4.99             (1.32)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    01/20/1997 - 03/31/1997                      11.91           (0.12)             (0.20)             (0.32)            (0.14)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------

Strategic Balanced Fund
  Class A
    05/28/1999 - 09/30/1999 (e)            $     12.80       $   (0.02)        $    (0.01)       $     (0.03)      $     (0.23)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Class B
    05/28/1999 - 09/30/1999 (e)                  12.80           (0.03)             (0.01)             (0.04)            (0.23)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Class C
    05/28/1999 - 09/30/1999 (e)                  12.80           (0.03)             (0.03)             (0.06)            (0.23)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------

Total Return Fund
  Class A
    09/30/1999 (e)                         $     10.36       $    0.28(a)      $    (0.30)(a)    $     (0.02)      $     (0.28)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1999                                   10.62            0.58(a)            0.16(a)            0.74             (0.58)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1998                                   10.27            0.58(a)            0.63(a)            1.21             (0.57)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    01/13/1997 - 03/31/1997                      10.40            0.12              (0.12)              0.00             (0.13)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Class B
    09/30/1999 (e)                               10.36            0.24(a)           (0.30)(a)          (0.06)            (0.24)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1999                                   10.62            0.50(a)            0.16(a)            0.66             (0.50)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1998                                   10.27            0.50(a)            0.63(a)            1.13             (0.50)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    01/13/1997 - 03/31/1997                      10.40            0.11              (0.12)             (0.01)            (0.12)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Class C
    09/30/1999 (e)                               10.36            0.24(a)           (0.30)(a)          (0.06)            (0.24)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1999                                   10.62            0.50(a)            0.16(a)            0.66             (0.50)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1998                                   10.27            0.51(a)            0.63(a)            1.14             (0.51)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    01/13/1997 - 03/31/1997                      10.40            0.11              (0.12)             (0.01)            (0.12)
-----------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------

+    Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(e)  Unaudited

102 See accompanying notes


                                         Dividends in      Distributions      Distributions in
                                         Excess of Net     from Net           Excess of Net
Selected Per Share Data for              Investment        Realized Capital   Realized Capital Total             Net Asset Value
the Year or Period Ended:                Income            Gains              Gains            Distribution      End of Period
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------

StocksPLUS Fund
  Class A
    09/30/1999 (e)                       $       0.00      $        0.00     $        0.00     $       (0.23)    $       14.12
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1999                                   0.00              (1.24)             0.00             (2.02)            14.26
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1998                                   0.00              (1.09)             0.00             (2.47)            14.06
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    01/20/1997 - 03/31/1997                      0.00               0.00              0.00             (0.15)            11.46
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Class B
    09/30/1999 (e)                               0.00               0.00              0.00             (0.18)            14.04
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1999                                   0.00              (1.24)             0.00             (1.93)            14.18
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1998                                   0.00              (1.09)             0.00             (2.39)            14.01
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    01/20/1997 - 03/31/1997                      0.00               0.00              0.00             (0.14)            11.44
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Class C
    09/30/1999 (e)                               0.00               0.00              0.00             (0.19)            14.08
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1999                                   0.00              (1.24)             0.00             (1.96)            14.21
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1998                                   0.00              (1.09)             0.00             (2.41)            14.03
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    01/20/1997 - 03/31/1997                      0.00               0.00              0.00             (0.14)            11.45
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------

Strategic Balanced Fund
  Class A
    05/28/1999 - 09/30/1999 (e)          $       0.00      $        0.00     $        0.00     $       (0.23)    $       12.54
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Class B
    05/28/1999 - 09/30/1999 (e)                  0.00               0.00              0.00             (0.23)            12.53
--------------------------------------   ----------------  ----------------  ----------------  ----------------  ----------------
  Class C
    05/28/1999 - 09/30/1999 (e)                  0.00               0.00              0.00             (0.23)            12.51
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------

Total Return Fund
  Class A
    09/30/1999 (e)                       $       0.00      $        0.00     $        0.00     $       (0.28)    $       10.06
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1999                                   0.00              (0.24)            (0.18)            (1.00)            10.36
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1998                                  (0.02)             (0.27)             0.00             (0.86)            10.62
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    01/13/1997 - 03/31/1997                      0.00               0.00              0.00             (0.13)            10.27
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Class B
    09/30/1999 (e)                               0.00               0.00              0.00             (0.24)            10.06
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1999                                   0.00              (0.24)            (0.18)            (0.92)            10.36
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1998                                  (0.01)             (0.27)             0.00             (0.78)            10.62
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    01/13/1997 - 03/31/1997                      0.00               0.00              0.00             (0.12)            10.27
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Class C
    09/30/1999 (e)                               0.00               0.00              0.00             (0.24)            10.06
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1999                                   0.00              (0.24)            (0.18)            (0.92)            10.36
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1998                                  (0.01)             (0.27)             0.00             (0.79)            10.62
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    01/13/1997 - 03/31/1997                      0.00               0.00              0.00             (0.12)            10.27
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                                               Ratio of Net
                                                                             Ratio of          Investment
                                                                             Expenses to       Income (Loss)
Selected Per Share Data for                                Net Assets End    Average Net       to Average        Portfolio
the Year or Period Ended:                Total Return      of Period (000s)  Assets            Net Assets        Turnover Rate
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
StocksPLUS Fund
  Class A
    09/30/1999 (e)                               0.59%     $     160,487              1.06%+            3.93%+              46%
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1999                                  17.07            148,748              1.05              6.66                81
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1998                                  47.07             62,970              1.05             13.34                30
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    01/20/1997 - 03/31/1997                     (2.59)             5,790              1.10+             0.00+               47
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Class B
    09/30/1999 (e)                               0.23            330,756              1.80+             3.05+               46
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1999                                  16.21            281,930              1.80              6.05                81
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1998                                  46.11             99,039              1.80             12.60                30
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    01/20/1997 - 03/31/1997                     (2.81)             8,281              1.88+             0.00+               47
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Class C
    09/30/1999 (e)                               0.42            293,689              1.55+             3.29+               46
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1999                                  16.48            245,088              1.55              6.19                81
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1998                                  46.38             96,960              1.55             12.85                30
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    01/20/1997 - 03/31/1997                     (2.71)            11,254              1.65+             0.00+               47
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------

Strategic Balanced Fund
  Class A
    05/28/1999 - 09/30/1999 (e)                 (0.21)%    $       4,972              1.06%+           (0.52)%+             34%
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Class B
    05/28/1999 - 09/30/1999 (e)                 (0.34)            12,323              1.82+            (0.62)+              34
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Class C
    05/28/1999 - 09/30/1999 (e)                 (0.50)            11,895              1.81+            (0.60)+              34
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------

Total Return Fund
  Class A
    09/30/1999 (e)                              (0.17)%    $   1,634,866              0.93%+            5.51%+              46%
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1999                                   7.09          1,140,606              0.90              5.37               154
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1998                                  12.11            533,893              0.90              5.46               206
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    01/13/1997 - 03/31/1997                      0.02            115,742              0.91+             6.08+              173
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Class B
    09/30/1999 (e)                              (0.54)           659,498              1.67+             4.75+               46
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1999                                   6.28            549,478              1.65              4.55               154
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1998                                  11.26            186,932              1.65              4.74               206
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    01/13/1997 - 03/31/1997                     (0.10)            74,130              1.67+             5.28+              173
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
  Class C
    09/30/1999 (e)                              (0.54)           780,644              1.67+             4.76+               46
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1999                                   6.29            715,201              1.65              4.63               154
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    03/31/1998                                  11.28            405,037              1.65              4.83               206
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
    01/13/1997 - 03/31/1997                     (0.11)           329,104              1.67+             5.32+              173
---------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                      See accompanying notes 103

Statements of Assets and Liabilities
September 30, 1999 (Unaudited)


                                                          Emerging
Amounts in thousands, except per        Convertible       Markets          Foreign           Global Bond
share amounts                           Bond Fund         Bond Fund        Bond Fund         Fund II           High Yield Fund
                                        ---------------   --------------   ---------------   ---------------   ---------------
Assets:

Investments, at value                   $   38,527        $   17,827       $  999,720        $   61,541        $3,473,714
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Cash and foreign currency                        1                43           11,021               987               222
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Receivable for investments and foreign
  currency sold                              2,949                 2          208,441            13,185            39,058
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Receivable for Fund shares sold                 55                 1              413                25             4,675
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Interest and dividends receivable              164               579           16,030               769            73,808
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Variation margin receivable                      0                 0                5                11                 0
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Other assets                                     0                 1              658                 3                21
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
                                            41,696            18,453        1,236,288            76,521         3,591,498
======================================  ===============   ==============   ===============   ===============   ===============

Liabilities:
Payable for investments and foreign
  currency purchased                    $    2,912        $      352       $   71,426        $    8,468        $    7,365
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Payable for financing transactions               0               582          566,981            24,862             5,615
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Notes payable                                    0                 0           14,490                 0                 0
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Written options outstanding                      0                 0            1,416               101                 0
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Payable for Fund shares redeemed                 0                44            1,051                 3            13,675
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Dividends payable                                0                 4              595                24             5,044
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Accrued investment advisory fee                 12                 6              119                 9               760
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Accrued administration fee                       8                 6              137                12               874
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Accrued distribution fee                         1                 3               35                 7               496
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Accrued servicing fee                            1                 0               23                 3               189
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Variation margin payable                         0                 0                0                 0                 0
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Other liabilities                                0                 1              495               128               153
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
                                             2,934               998          656,768            33,617            34,171
======================================  ===============   ==============   ===============   ===============   ===============

Net Assets                              $   38,762        $   17,455       $  579,520        $   42,904        $3,557,327
======================================  ===============   ==============   ===============   ===============   ===============

Net Assets Consist of:
Paid in capital                         $   37,474        $   18,485       $  597,565        $   45,227        $3,804,235
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Undistributed (overdistributed) net
  investment income                            (88)                0            8,577               (40)           (2,253)
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Accumulated undistributed net realized
  gain (loss)                                  636              (609)          (6,149)           (1,312)          (77,712)
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Net unrealized appreciation (depreciation)     740              (421)         (20,473)             (971)         (166,943)
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
                                        $   38,762        $   17,455       $  579,520        $   42,904        $3,557,327
======================================  ===============   ==============   ===============   ===============   ===============

Net Assets:
Class A                                 $      270        $      249       $   47,318        $    2,897        $  185,575
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Class B                                        434               894           23,973             4,955           325,924
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Class C                                      1,913               271           30,950             6,019           385,876
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Other Classes                               36,145            16,041          477,279            29,033         2,659,952
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------

Shares Issued and Outstanding:
Class A                                         24                32            4,666               307            17,303
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Class B                                         38               116            2,364               524            30,389
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Class C                                        169                35            3,052               636            35,980
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Share Outstanding)
Class A                                 $    11.35        $     7.68       $    10.14        $     9.45        $    10.73
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Class B                                      11.33              7.68            10.14              9.45             10.73
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------
Class C                                      11.34              7.68            10.14              9.45             10.73
--------------------------------------  ---------------   --------------   ---------------   ---------------   ---------------

Cost of Investments Owned               $   37,742        $   18,251       $1,006,965        $   62,041        $3,640,769
======================================  ===============   ==============   ===============   ===============   ===============
Cost of Foreign Currency Held           $        0        $        5       $    9,276        $      596        $        0
======================================  ===============   ==============   ===============   ===============   ===============

* With respect to the Retail Classes, the redemption price varies by the length of time the shares are held.

104 See accompanying notes


Long-Term        Low             Money         Municipal     Real Return   Short-Term    StocksPLUS     Strategic      Total Return
U.S. Gov't Fund  Duration Fund   Market Fund   Bond Fund     Bond Fund     Fund          Fund           Balance Fund   Fund
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------

$   513,885      $ 4,775,841     $   562,029   $    55,762   $    179,062  $    676,892  $  1,395,524   $    187,107   $ 36,954,117
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
          0           19,198               1             2            103           563         2,780            434         26,082
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
     56,797           22,554               0         2,163          6,070        21,150           598          4,671      1,122,209
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
     51,495            9,576           4,843           265            567         9,872         4,300            513         65,263
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
      4,667           54,614           1,114           818          1,474         3,903         4,560          1,240        307,707
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
        602              644               0             0              0             0        15,933          1,370         29,125
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
         87              565               0             0            321             0             0              4          9,166
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
    627,533        4,882,992         567,987        59,010        187,597       712,380     1,423,695        195,339     38,513,669
===============  ==============  ============  ============= ============  ============  =============  ============   ============


$    94,691      $   144,619     $         0   $     3,067   $      3,432  $      6,755  $     32,501   $     21,647   $  5,921,552
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
    111,788           80,210               0             0         65,848        30,902             0          6,166      2,658,386
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
          0                0               0             0              0        27,142             0              0        413,429
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
          0            9,228               0             0              0             0         1,576            132         27,977
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
        319           14,430          78,966           314            250        37,227         1,928         11,926        117,878
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
        373            3,478             185            67            196           577             1              0         33,415
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
         68              938              62            11             20           129           463             58          5,936
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
         80              753             111            16             24           117           267             41          4,827
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
         48              112              14            18              8             8           338             15          1,404
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
         19               89              22            10              6            23           163              7            636
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
          0                0               0             0              1             0             0              0              0
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
          1              169               0             5              0            17            39              0         16,626
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
    207,387          254,026          79,360         3,508         69,785       102,897        37,276         39,992      9,202,066
===============  ==============  ============  ============= ============  ============  =============  ============   ============
$   420,146      $ 4,628,966     $   488,627   $    55,502   $    117,812  $    609,483  $  1,386,419   $    155,347   $ 29,311,603
===============  ==============  ============  ============= ============  ============  =============  ============   ============


$   450,199      $ 4,710,408     $   488,607   $    56,011   $    118,302  $    613,070  $  1,296,447   $    154,711   $ 30,501,872
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
         75           (3,954)             20             0             52           369        59,607          2,441        (76,156)
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
    (22,142)         (39,093)              0          (430)           214          (768)       89,313          3,194       (715,294)
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
     (7,986)         (38,395)              0           (79)          (756)       (3,188)      (58,948)        (4,999)      (398,819)
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
$   420,146      $ 4,628,966     $   488,627   $    55,502   $    117,812  $    609,483  $  1,386,419   $    155,347   $ 29,311,603
===============  ==============  ============  ============= ============  ============  =============  ============   ============


$    29,667      $   235,136     $   101,120   $     9,181   $      9,288  $     87,591  $    160,487   $      4,972   $  1,634,866
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
     38,961           74,816          19,305         6,007          8,064         4,909       330,756         12,323        659,498
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
     26,228          121,459          88,433        33,150          8,924        19,303       293,689         11,895        780,644
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
    325,290        4,197,555         279,769         7,164         91,536       497,680       601,487        126,157     26,236,595
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------


      3,063           23,746         101,120           961            946         8,790        11,364            398        162,532
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
      4,022            7,556          19,304           628            821           492        23,556            983         65,564
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
      2,709           12,264          88,432         3,467            909         1,938        20,863            950         77,608
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------



$      9.69      $      9.90    $      1.00    $      9.56   $       9.82  $       9.96  $      14.12   $      12.54   $      10.06
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
       9.69             9.90           1.00           9.56           9.82          9.96         14.04          12.53          10.06
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------
       9.69             9.90           1.00           9.56           9.82          9.96         14.08          12.51          10.06
---------------  --------------  ------------  ------------- ------------  ------------  -------------  ------------   ------------

$   522,033      $ 4,812,209     $   562,029   $    55,841   $    179,830  $    680,187  $  1,396,848   $    187,775   $ 37,318,886
===============  ==============  ============  ============= ============  ============  =============  ============   ============
$         0      $     5,896     $         0   $         0   $         99  $        566  $      2,327   $         22   $      9,363
===============  ==============  ============  ============= ============  ============  =============  ============   ============

                                                      See accompanying notes 105

Statements of Operations
For the period ended September 30, 1999 (Unaudited)


                                                                    Emerging
                                                     Convertible    Markets     Foreign      Global Bond
Amounts in thousands                                 Bond Fund      Bond Fund   Bond Fund    Fund II        High Yield Fund
                                                     -----------    ---------   ----------   -----------    ---------------
Investment Income:
Interest                                             $      (104)   $     718   $   20,507   $     1,338    $       156,549
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------
Dividends                                                     95            0            0             0              4,185
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------
  Total Income                                                (9)         718       20,507         1,338            160,734
===================================================  ===========    =========   ==========   ===========    ===============

Expenses:
Investment advisory fees                                      41           25          754            53              4,458
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------
Administration fees                                           26           23          853            74              5,123
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------
Distribution fees - Class B                                    1            2           86            19              1,168
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------
Distribution fees - Class C                                    3            1          114            22              1,429
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------
Servicing fees - Class A                                       0            0           44             4                224
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------
Servicing fees - Class B                                       0            1           29             6                389
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------
Servicing fees - Class C                                       1            1           38             7                476
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------
Distribution and/or servicing fees - Other Classes             0            5           17             0                369
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------
Trustees' fees                                                 0            0            2             0                  9
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------
Organization costs                                             0            0            0             0                  0
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------
Interest Expense                                               7            3          282             8                 50
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------
  Total expenses                                              79           61        2,219           193             13,695
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------

Net Investment Income (loss)                                 (88)         657       18,288         1,145            147,039
===================================================  ===========    =========   ==========   ===========    ===============

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                      711          (34)      (7,430)       (1,198)           (15,595)
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------
Net realized gain (loss) on futures contracts and
  written options                                              0            0        1,499            49                  0
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------
Net realized gain (loss) on foreign currency
  transactions                                               (75)         (15)         (51)          (26)                 0
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------
Net change in unrealized appreciation
  (depreciation) on investments                              785          140          (17)           (5)          (153,619)
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------
Net change in unrealized appreciation
  (depreciation) on futures contracts and written
  options                                                      0            0         (211)          (27)                 0
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------
Net change in unrealized appreciation
  (depreciation) on translation of assets and
  liabilities denominated in foreign currencies              (45)           2      (22,781)         (722)                 0
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------

Net gain (loss)                                            1,376           93      (28,991)       (1,929)          (169,214)
---------------------------------------------------  -----------    ---------   ----------   -----------    ---------------

Net Increase (Decrease) in Assets Resulting from
  Operations                                         $     1,288    $     750   $  (10,703)  $      (784)   $       (22,175)
===================================================  ===========    =========   ==========   ===========    ===============

106 See accompanying notes


Long-Term        Low              Money            Municipal        Real Return
U.S. Gov't Fund  Duration Fund    Market Fund      Bond Fund        Bond Fund
---------------  ---------------  ---------------  ---------------  ---------------

$     10,615     $    131,758     $     12,705     $      1,498     $      2,061
---------------  ---------------  ---------------  ---------------  ---------------
           0            3,620                0                0                0
---------------  ---------------  ---------------  ---------------  ---------------
      10,615          135,378           12,705            1,498            2,061
===============  ===============  ===============  ===============  ===============


         384            5,058              370               72               66
---------------  ---------------  ---------------  ---------------  ---------------
         457            4,087              641               98               79
---------------  ---------------  ---------------  ---------------  ---------------
         144              259               56               22               21
---------------  ---------------  ---------------  ---------------  ---------------
         106              295                0               89               11
---------------  ---------------  ---------------  ---------------  ---------------
          37              269               49               11                9
---------------  ---------------  ---------------  ---------------  ---------------
          48               86               19                7                7
---------------  ---------------  ---------------  ---------------  ---------------
          34              148               41               45                5
---------------  ---------------  ---------------  ---------------  ---------------
          43              166               11                3                2
---------------  ---------------  ---------------  ---------------  ---------------
           1               11                1                0                0
---------------  ---------------  ---------------  ---------------  ---------------
           0                0                0                0                1
---------------  ---------------  ---------------  ---------------  ---------------
          84               43               21                5               12
---------------  ---------------  ---------------  ---------------  ---------------
       1,338           10,422            1,209              352              213
---------------  ---------------  ---------------  ---------------  ---------------

       9,277          124,956           11,496            1,146            1,848
===============  ===============  ===============  ===============  ===============


     (13,540)         (19,309)               0             (424)             220
---------------  ---------------  ---------------  ---------------  ---------------

      (1,346)          (1,720)               0                0               34
---------------  ---------------  ---------------  ---------------  ---------------

           0           (5,499)               0                0              (39)
---------------  ---------------  ---------------  ---------------  ---------------

      (3,597)         (51,400)               0           (2,904)            (654)
---------------  ---------------  ---------------  ---------------  ---------------


          43           (1,926)               0                0                0
---------------  ---------------  ---------------  ---------------  ---------------


           0              409                0                0               15
---------------  ---------------  ---------------  ---------------  ---------------

     (18,440)         (79,445)               0           (3,328)            (424)
---------------  ---------------  ---------------  ---------------  ---------------


$     (9,163)    $     45,511     $     11,496     $     (2,182)    $      1,424
===============  ===============  ===============  ===============  ===============


Short-Term       StocksPLUS       Strategic        Total Return
Fund             Fund             Balance Fund     Fund
---------------  ---------------  ---------------  ---------------

$     18,394     $     33,195     $      3,017     $    896,643
---------------  ---------------  ---------------  ---------------
           0                0                0            2,002
---------------  ---------------  ---------------  ---------------
      18,394           33,195            3,017          898,645
===============  ===============  ===============  ===============


         751            2,697              215           34,509
---------------  ---------------  ---------------  ---------------
         679            2,260              136           27,963
---------------  ---------------  ---------------  ---------------
          16            1,211                3            2,278
---------------  ---------------  ---------------  ---------------
          24              705                3            2,829
---------------  ---------------  ---------------  ---------------
         103              202                1            1,821
---------------  ---------------  ---------------  ---------------
           5              404                1              759
---------------  ---------------  ---------------  ---------------
          20              352                1              943
---------------  ---------------  ---------------  ---------------
          11               36                0            3,040
---------------  ---------------  ---------------  ---------------
           2                3                0               75
---------------  ---------------  ---------------  ---------------
           0                0                0                0
---------------  ---------------  ---------------  ---------------
          20              110                2            4,249
---------------  ---------------  ---------------  ---------------
       1,631            7,980              362           78,466
---------------  ---------------  ---------------  ---------------

      16,763           25,215            2,655          820,179
===============  ===============  ===============  ===============


        (458)          (2,791)            (606)        (370,699)
---------------  ---------------  ---------------  ---------------

           0           38,008            1,825         (137,403)
---------------  ---------------  ---------------  ---------------

        (185)          (2,684)             (80)         (10,913)
---------------  ---------------  ---------------  ---------------

      (3,178)              11             (599)        (264,964)
---------------  ---------------  ---------------  ---------------


           0          (57,129)          (4,667)          (7,121)
---------------  ---------------  ---------------  ---------------


          41           (2,276)            (128)         (12,538)
---------------  ---------------  ---------------  ---------------

      (3,780)         (26,861)          (4,255)        (803,638)
---------------  ---------------  ---------------  ---------------


$     12,983    $      (1,646)    $     (1,600)    $     16,541
===============  ===============  ===============  ===============

                                                      See accompanying notes 107

Statements of Changes in Net Assets

                                                                                              Emerging Markets
Amounts in thousands                                                  Convertible Bond Fund   Bond Fund
                                                                      ---------------------   -----------------------------------
                                                                           Six Months Ended     Six Months Ended       Year Ended
Increase (Decrease) in Net Assets from:                                  September 30, 1999   September 30, 1999   March 31, 1999
                                                                                (Unaudited)          (Unaudited)
Operations:
Net investment income (loss)                                               $            (88)  $          657       $          464
-----------------------------------------------------------------     ---------------------   -----------------------------------
Net realized gain (loss)                                                                636              (49)                (364)
-----------------------------------------------------------------     ---------------------   -----------------------------------
Net change in unrealized appreciation (depreciation)                                    740              142                 (652)
-----------------------------------------------------------------     ---------------------   -----------------------------------
Net increase (decrease) resulting from operations                                     1,288              750                 (552)
=================================================================     =====================   ===================================

Distributions to Shareholders:
From net investment income
  Class A                                                                                 0              (12)                 (21)
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Class B                                                                                 0              (31)                 (29)
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Class C                                                                                 0              (14)                 (19)
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Other Classes                                                                           0              600)                (395)
-----------------------------------------------------------------     ---------------------   -----------------------------------
In excess of net investment income
  Class A                                                                                 0                0                    0
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Class B                                                                                 0                0                    0
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Class C                                                                                 0                0                    0
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Other Classes                                                                           0                0                    0
-----------------------------------------------------------------     ---------------------   -----------------------------------
From net realized capital gains
  Class A                                                                                 0                0                    0
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Class B                                                                                 0                0                    0
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Class C                                                                                 0                0                    0
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Other Classes                                                                           0                0                    0
-----------------------------------------------------------------     ---------------------   -----------------------------------
In excess of net realized capital gains
  Class A                                                                                 0                0                   (1)
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Class B                                                                                 0                0                   (2)
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Class C                                                                                 0                0                   (1)
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Other Classes                                                                           0                0                  (24)
-----------------------------------------------------------------     ---------------------   -----------------------------------

Total Distributions                                                                       0             (657)                (492)
=================================================================     =====================   ===================================

Fund Share Transactions:
Receipts for shares sold
  Class A                                                                               278               63                  184
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Class B                                                                               441              482                  502
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Class C                                                                             1,912               53                  273
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Other Classes                                                                      40,660           26,967                  895
-----------------------------------------------------------------     ---------------------   -----------------------------------
Issued in reorganization
  Class A                                                                                 0                0                    0
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Class B                                                                                 0                0                    0
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Class C                                                                                 0                0                    0
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Other Classes                                                                           0                0                    0
-----------------------------------------------------------------     ---------------------   -----------------------------------
Issued as reinvestment of distributions
  Class A                                                                                 0               10                   16
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Class B                                                                                 0               16                   18
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Class C                                                                                 0                8                   11
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Other Classes                                                                           0              570                  405
-----------------------------------------------------------------     ---------------------   -----------------------------------
Cost of shares redeemed
  Class A                                                                               (10)               0                 (295)
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Class B                                                                               (11)             (15)                (372)
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Class C                                                                               (16)             (23)                (122)
-----------------------------------------------------------------     ---------------------   -----------------------------------
  Other Classes                                                                      (5,780)         (15,327)                (346)
-----------------------------------------------------------------     ---------------------   -----------------------------------
Net increase (decrease) resulting from Fund share transactions                       37,474           12,804                1,169
-----------------------------------------------------------------     ---------------------   -----------------------------------

Total Increase (Decrease) in Net Assets                                              38,762           12,897                  125
=================================================================     =====================   ===================================

Net Assets:
Beginning of period                                                                       0            4,558                4,433
-----------------------------------------------------------------     ---------------------   -----------------------------------
End of period *                                                            $         38,762   $       17,455       $        4,558
-----------------------------------------------------------------     ---------------------   -----------------------------------

*Including net undistributed (overdistributed)
   investment income of:                                                   $            (88)  $            0       $            0
-----------------------------------------------------------------     ---------------------   -----------------------------------



Amounts in thousands                                    Foreign Bond Fund                       Global Bond Fund II
                                                        -----------------------------------     ----------------------------------
                                                          Six Months Ended       Year Ended       Six Months Ended      Year Ended
Increase (Decrease) in Net Assets from:                 September 30, 1999   March 31, 1999     September 30, 1999  March 31, 1999
                                                               (Unaudited)                             (Unaudited)
Operations:
Net investment income (loss)                            $           18,288   $       27,910     $           1,145   $        2,125
----------------------------------------------------    -----------------------------------     ----------------------------------
Net realized gain (loss)                                            (5,982)           5,073                (1,175)              75
----------------------------------------------------    -----------------------------------     ----------------------------------
Net change in unrealized appreciation (depreciation)               (23,009)           5,504                  (754)             200
----------------------------------------------------    -----------------------------------     ----------------------------------
Net increase (decrease) resulting from operations                  (10,703)          38,487                  (784)           2,400
====================================================    ===================================     ==================================

Distributions to Shareholders:
From net investment income
  Class A                                                           (1,003)          (1,018)                  (76)            (245)
----------------------------------------------------    -----------------------------------     ----------------------------------
  Class B                                                             (571)            (681)                 (114)            (188)
----------------------------------------------------    -----------------------------------     ----------------------------------
  Class C                                                             (750)            (992)                 (133)            (250)
----------------------------------------------------    -----------------------------------     ----------------------------------
  Other Classes                                                    (15,810)         (25,369)                 (821)          (1,435)
----------------------------------------------------    -----------------------------------     ----------------------------------
In excess of net investment income
  Class A                                                                0                0                     0                0
----------------------------------------------------    -----------------------------------     ----------------------------------
  Class B                                                                0                0                     0                0
----------------------------------------------------    -----------------------------------     ----------------------------------
  Class C                                                                0                0                     0                0
----------------------------------------------------    -----------------------------------     ----------------------------------
  Other Classes                                                          0                0                     0                0
----------------------------------------------------    -----------------------------------     ----------------------------------
From net realized capital gains
  Class A                                                                0             (231)                    0               (5)
----------------------------------------------------    -----------------------------------     ----------------------------------
  Class B                                                                0             (171)                    0               (6)
----------------------------------------------------    -----------------------------------     ----------------------------------
  Class C                                                                0             (239)                    0               (9)
----------------------------------------------------    -----------------------------------     ----------------------------------
  Other Classes                                                          0           (4,368)                    0              (42)
----------------------------------------------------    -----------------------------------     ----------------------------------
In excess of net realized capital gains
  Class A                                                                0             (578)                    0              (26)
----------------------------------------------------    -----------------------------------     ----------------------------------
  Class B                                                                0             (429)                    0              (34)
----------------------------------------------------    -----------------------------------     ----------------------------------
  Class C                                                                0             (598)                    0              (47)
----------------------------------------------------    -----------------------------------     ----------------------------------
  Other Classes                                                          0          (10,932)                    0             (220)
----------------------------------------------------    -----------------------------------     ----------------------------------
Total Distributions                                                (18,134)         (45,606)               (1,144)          (2,507)
====================================================    ===================================     ==================================

Fund Share Transactions:
Receipts for shares sold
  Class A                                                           26,475           27,767                   998            1,024
----------------------------------------------------    -----------------------------------     ----------------------------------
  Class B                                                            5,613           12,228                   760            1,843
----------------------------------------------------    -----------------------------------     ----------------------------------
  Class C                                                            5,500           18,663                   775            1,091
----------------------------------------------------    -----------------------------------     ----------------------------------
  Other Classes                                                     79,747          301,244                   500            4,100
----------------------------------------------------    -----------------------------------     ----------------------------------
Issued in reorganization
  Class A                                                                0                0                     0                0
----------------------------------------------------    -----------------------------------     ----------------------------------

  Class B                                                                0                0                     0                0
----------------------------------------------------    -----------------------------------     ----------------------------------

  Class C                                                                0                0                     0                0
----------------------------------------------------    -----------------------------------     ----------------------------------
  Other Classes                                                          0                0                     0                0
----------------------------------------------------    -----------------------------------     ----------------------------------
Issued as reinvestment of distributions
  Class A                                                              785            1,435                    57              218
----------------------------------------------------    -----------------------------------     ----------------------------------
  Class B                                                              446            1,052                    84              157
----------------------------------------------------    -----------------------------------     ----------------------------------
  Class C                                                              607            1,625                   117              266
----------------------------------------------------    -----------------------------------     ----------------------------------
  Other Classes                                                     12,390           29,769                   793            1,643
----------------------------------------------------    -----------------------------------     ----------------------------------
Cost of shares redeemed
  Class A                                                           (7,374)          (9,441)                 (758)          (5,295)
----------------------------------------------------    -----------------------------------     ----------------------------------
  Class B                                                           (2,240)          (2,428)                 (567)          (1,535)
----------------------------------------------------    -----------------------------------     ----------------------------------
  Class C                                                           (3,319)          (7,487)                 (471)          (1,588)
----------------------------------------------------    -----------------------------------     ----------------------------------
  Other Classes                                                   (131,056)        (176,331)                    0           (1,175)
----------------------------------------------------    -----------------------------------     ----------------------------------
Net increase (decrease) resulting from Fund
  share transactions                                               (12,426)         198,096                 2,288              749
----------------------------------------------------    -----------------------------------     ----------------------------------

Total Increase (Decrease) in Net Assets                            (41,263)         190,977                   360              642
====================================================    ===================================     ==================================

Net Assets:
Beginning of period                                                620,783          429,806                42,544           41,902
----------------------------------------------------    -----------------------------------     ----------------------------------
End of period *                                         $          579,520   $      620,783     $          42,904   $       42,544
----------------------------------------------------    -----------------------------------     ----------------------------------

*Including net undistributed (overdistributed)
   investment income of:                                $            8,577   $        8,423     $             (40)  $          (41)
----------------------------------------------------    -----------------------------------     ----------------------------------

108 See accompanying notes


High Yield Fund                        Long-Term U.S. Gov't Fund
-----------------------------------    ----------------------------------
  Six Months Ended       Year Ended      Six Months Ended      Year Ended
September 30, 1999   March 31, 1999    September 30, 1999  March 31, 1999
       (Unaudited)                            (Unaudited)

$          147,039   $      206,013    $            9,277  $       9,135
-----------------------------------    ----------------------------------
           (15,595)          (5,689)              (14,886)          (505)
-----------------------------------    ----------------------------------
          (153,619)         (88,818)               (3,554)        (5,884)
-----------------------------------    ----------------------------------
           (22,175)         111,506                (9,163)         2,746
===================================    ==================================



            (7,242)          (7,385)                 (883)          (843)
-----------------------------------    ----------------------------------
           (11,406)         (14,721)               (1,002)        (1,044)
-----------------------------------    ----------------------------------
           (13,980)         (22,155)                 (738)          (902)
-----------------------------------    ----------------------------------
          (114,380)        (159,223)               (6,679)        (6,348)
-----------------------------------    ----------------------------------

                 0              (95)                    0              0
-----------------------------------    ----------------------------------
                 0             (190)                    0              0
-----------------------------------    ----------------------------------
                 0             (286)                    0              0
-----------------------------------    ----------------------------------
                 0           (2,059)                    0              0
-----------------------------------    ----------------------------------

                 0                0                     0              0
-----------------------------------    ----------------------------------
                 0                0                     0              0
-----------------------------------    ----------------------------------
                 0                0                     0              0
-----------------------------------    ----------------------------------
                 0                0                     0              0
-----------------------------------    ----------------------------------

                 0                0                     0           (843)
-----------------------------------    ----------------------------------
                 0                0                     0         (1,298)
-----------------------------------    ----------------------------------
                 0                0                     0         (1,162)
-----------------------------------    ----------------------------------
                 0                0                     0         (4,295)
-----------------------------------    ----------------------------------

          (147,008)        (206,114)               (9,302)       (16,735)
===================================    ==================================



            93,051          137,501                13,612         36,432
-----------------------------------    ----------------------------------
            89,982          182,999                11,058         37,608
-----------------------------------    ----------------------------------
           120,738          258,132                 7,060         39,974
-----------------------------------    ----------------------------------
           821,954        1,410,720               182,883        196,867
-----------------------------------    ----------------------------------

                 0                0                     0              0
-----------------------------------    ----------------------------------
                 0                0                     0              0
-----------------------------------    ----------------------------------
                 0                0                     0              0
-----------------------------------    ----------------------------------
                 0                0                     0              0
-----------------------------------    ----------------------------------

             4,459            4,421                   717          1,202
-----------------------------------    ----------------------------------
             5,876            7,543                   736          1,826
-----------------------------------    ----------------------------------
             8,767           13,989                   563          1,559
-----------------------------------    ----------------------------------
           103,442          146,326                 5,711          9,031
-----------------------------------    ----------------------------------

           (58,839)         (54,108)              (12,663)       (12,413)
-----------------------------------    ----------------------------------
           (41,376)         (53,670)               (8,423)        (6,867)
-----------------------------------    ----------------------------------
           (96,585)        (175,112)              (11,290)       (15,054)
-----------------------------------    ----------------------------------
          (548,209)        (771,543)              (32,991)       (68,977)
-----------------------------------    ----------------------------------

           503,260        1,107,198               156,973        221,188
-----------------------------------    ----------------------------------

           334,077        1,012,590               138,508        207,199
===================================    ==================================


         3,223,250        2,210,660               281,638         74,439
-----------------------------------    ----------------------------------
$        3,557,327    $   3,223,250    $          420,146  $     281,638
-----------------------------------    ----------------------------------


$           (2,253)   $      (2,284)   $               75  $         100
-----------------------------------    ----------------------------------


Low Duration Fund                      Money Market Fund
-----------------------------------    ----------------------------------
  Six Months Ended       Year Ended      Six Months Ended      Year Ended
September 30, 1999   March 31, 1999    September 30, 1999  March 31, 1999
       (Unaudited)                            (Unaudited)

$          124,956   $      217,276    $           11,496  $       11,632
-----------------------------------    ----------------------------------
           (26,528)           4,149                     0               0
-----------------------------------    ----------------------------------
           (52,917)         (10,418)                    0               0
-----------------------------------    ----------------------------------
            45,511          211,007                11,496          11,632
===================================    ==================================



            (6,190)          (8,976)               (2,351)         (3,793)
-----------------------------------    ----------------------------------
            (1,725)          (2,185)                 (270)           (330)
-----------------------------------    ----------------------------------
            (3,103)          (4,608)               (1,880)         (3,648)
-----------------------------------    ----------------------------------
          (113,885)        (201,521)               (6,989)         (3,864)
-----------------------------------    ----------------------------------

                 0                0                     0               0
-----------------------------------    ----------------------------------
                 0                0                     0               0
-----------------------------------    ----------------------------------
                 0                0                     0               0
-----------------------------------    ----------------------------------
                 0                0                     0               0
-----------------------------------    ----------------------------------

                 0             (200)                    0               0
-----------------------------------    ----------------------------------
                 0              (73)                    0               0
-----------------------------------    ----------------------------------
                 0             (112)                    0               0
-----------------------------------    ----------------------------------
                 0           (3,748)                    0               0
-----------------------------------    ----------------------------------

                 0             (837)                    0               0
-----------------------------------    ----------------------------------
                 0             (305)                    0               0
-----------------------------------    ----------------------------------
                 0             (469)                    0               0
-----------------------------------    ----------------------------------
                 0          (15,684)                    0               0
-----------------------------------    ----------------------------------

          (124,903)        (238,718)              (11,490)        (11,635)
===================================    ==================================



           178,107          508,627             2,251,744       3,795,864
-----------------------------------    ----------------------------------
            27,322           77,162                38,940          43,230
-----------------------------------    ----------------------------------
            30,035           74,325               574,015       1,514,481
-----------------------------------    ----------------------------------
         1,769,605        2,411,822               209,009         848,391
-----------------------------------    ----------------------------------

                 0                0                     0               0
-----------------------------------    ----------------------------------
                 0                0                     0               0
-----------------------------------    ----------------------------------
                 0                0                     0               0
-----------------------------------    ----------------------------------
                 0                0                     0               0
-----------------------------------    ----------------------------------

             5,294            8,716                 1,252           2,190
-----------------------------------    ----------------------------------
             1,228            1,938                   224             274
-----------------------------------    ----------------------------------
             2,457            4,065                 1,507           2,811
-----------------------------------    ----------------------------------
            97,491          186,268                 6,800           3,024
-----------------------------------    ----------------------------------

          (135,654)        (433,778)           (2,257,077)     (3,734,230)
-----------------------------------    ----------------------------------
           (17,499)         (31,051)              (34,828)        (31,473)
-----------------------------------    ----------------------------------
           (20,854)         (34,148)             (573,249)     (1,486,828)
-----------------------------------    ----------------------------------
        (1,100,421)      (1,876,626)             (267,606)       (575,933)
-----------------------------------    ----------------------------------

           837,111          897,320               (49,269)        381,801
-----------------------------------    ----------------------------------

           757,719          869,609               (49,263)        381,798
===================================    ==================================


         3,871,247        3,001,638               537,890         156,092
-----------------------------------    ----------------------------------
$        4,628,966   $    3,871,247    $          488,627  $      537,890
-----------------------------------    ----------------------------------


$           (3,954)  $       (4,007)   $               20  $           14
-----------------------------------    ----------------------------------


Municipal Bond Fund                    Real Return Fund
-----------------------------------    ----------------------------------
  Six Months Ended       Year Ended      Six Months Ended      Year Ended
September 30, 1999   March 31, 1999    September 30, 1999  March 31, 1999
       (Unaudited)                            (Unaudited)

$            1,146   $        1,602    $            1,848  $          695
-----------------------------------    ----------------------------------
              (424)              (6)                  215             131
-----------------------------------    ----------------------------------
            (2,904)           2,835                  (639)            (46)
-----------------------------------    ----------------------------------
            (2,182)           4,431                 1,424             780
===================================    ==================================



              (188)            (231)                 (225)           (105)
-----------------------------------    ----------------------------------
              (103)            (135)                 (162)           (109)
-----------------------------------    ----------------------------------
              (680)          (1,016)                 (121)            (91)
-----------------------------------    ----------------------------------
              (173)            (220)               (1,275)           (363)
-----------------------------------    ----------------------------------

                 0                0                     0             (14)
-----------------------------------    ----------------------------------
                 0                0                     0             (15)
-----------------------------------    ----------------------------------
                 0               (2)                    0             (13)
-----------------------------------    ----------------------------------
                 0                0                     0             (51)
-----------------------------------    ----------------------------------

                 0                0                     0              (2)
-----------------------------------    ----------------------------------
                 0                0                     0              (1)
-----------------------------------    ----------------------------------
                 0                0                     0              (1)
-----------------------------------    ----------------------------------
                 0                0                     0              (3)
-----------------------------------    ----------------------------------

                 0                0                     0               0
-----------------------------------    ----------------------------------
                 0                0                     0               0
-----------------------------------    ----------------------------------
                 0                0                     0               0
-----------------------------------    ----------------------------------
                 0                0                     0               0
-----------------------------------    ----------------------------------

            (1,144)          (1,604)               (1,783)           (768)
===================================    ==================================



             3,567            3,043                 3,051           6,141
-----------------------------------    ----------------------------------
             1,115            2,929                 4,963           3,210
-----------------------------------    ----------------------------------
             1,995            4,471                 6,821           3,626
-----------------------------------    ----------------------------------
             2,620            7,840                77,594          11,792
-----------------------------------    ----------------------------------

                 0            6,782                     0               0
-----------------------------------    ----------------------------------
                 0            3,958                     0               0
-----------------------------------    ----------------------------------
                 0           36,556                     0               0
-----------------------------------    ----------------------------------
                 0                0                     0               0
-----------------------------------    ----------------------------------

               116              140                   165             115
-----------------------------------    ----------------------------------
                60               75                   114              98
-----------------------------------    ----------------------------------
               501              732                    56              33
-----------------------------------    ----------------------------------
               169              214                   938             361
-----------------------------------    ----------------------------------

            (1,013)          (3,240)                 (169)           (337)
-----------------------------------    ----------------------------------
              (908)            (990)                 (633)         (1,174)
-----------------------------------    ----------------------------------
            (5,224)          (6,220)                 (478)         (1,626)
-----------------------------------    ----------------------------------
            (2,728)          (3,582)               (2,462)         (1,922)
-----------------------------------    ----------------------------------

               270           52,708                89,960          20,317
-----------------------------------    ----------------------------------

            (3,056)          55,535                89,601          20,329
===================================    ==================================


            58,558            3,023                28,211           7,882
-----------------------------------    ----------------------------------
$           55,502   $       58,558    $          117,812  $       28,211
-----------------------------------    ----------------------------------


$                0   $           (2)   $               52  $          (13)
-----------------------------------    ----------------------------------

                                                      See accompanying notes 109


Amounts in thousands                            Short-Term Fund                       StocksPLUS Fund
                                                -----------------------------------   ----------------------------------
                                                Six Months Ended         Year Ended   Six Months Ended      Year Ended
Increase (Decrease) in Net Assets from:         September 30, 1999   March 31, 1999   September 30, 1999  March 31, 1999
                                                -----------------------------------   ----------------------------------
                                                       (Unaudited)                           (Unaudited)
Operations:
Net investment income (loss)                    $           16,763   $       25,972   $           25,215  $       56,693
---------------------------------------------   -----------------------------------   ----------------------------------
Net realized gain (loss)                                      (643)             217               32,533         107,476
---------------------------------------------   -----------------------------------   ----------------------------------
Net change in unrealized appreciation
  (depreciation)                                            (3,137)            (613)             (59,394)        (10,410)
---------------------------------------------   -----------------------------------   ----------------------------------
Net increase (decrease) resulting from
  operations                                                12,983           25,576               (1,646)        153,759
---------------------------------------------   -----------------------------------   ----------------------------------
Distributions to Shareholders:
From net investment income
  Class A                                                   (2,147)          (2,553)              (2,684)         (5,558)
---------------------------------------------   -----------------------------------   ----------------------------------
  Class B                                                      (94)             (95)              (3,976)         (9,623)
---------------------------------------------   -----------------------------------   ----------------------------------
  Class C                                                     (396)            (547)              (3,826)         (8,506)
---------------------------------------------   -----------------------------------   ----------------------------------
  Other Classes                                            (14,100)         (22,783)             (10,095)        (27,245)
---------------------------------------------   -----------------------------------   ----------------------------------
In excess of net investment income
  Class A                                                        0                0                    0               0
---------------------------------------------   -----------------------------------   ----------------------------------
  Class B                                                        0                0                    0               0
---------------------------------------------   -----------------------------------   ----------------------------------
  Class C                                                        0                0                    0               0
---------------------------------------------   -----------------------------------   ----------------------------------
  Other Classes                                                  0                0                    0               0
---------------------------------------------   -----------------------------------   ----------------------------------
From net realized capital gains
  Class A                                                        0              (16)                   0          (8,585)
---------------------------------------------   -----------------------------------   ----------------------------------
  Class B                                                        0               (1)                   0         (16,378)
---------------------------------------------   -----------------------------------   ----------------------------------
  Class C                                                        0               (4)                   0         (13,745)
---------------------------------------------   -----------------------------------   ----------------------------------
  Other Classes                                                  0             (113)                   0         (38,167)
---------------------------------------------   -----------------------------------   ----------------------------------
In excess of net realized capital gains
  Class A                                                        0              (62)                   0               0
---------------------------------------------   -----------------------------------   ----------------------------------
  Class B                                                        0               (3)                   0               0
---------------------------------------------   -----------------------------------   ----------------------------------
  Class C                                                        0              (14)                   0               0
---------------------------------------------   -----------------------------------   ----------------------------------
  Other Classes                                                  0             (436)                   0               0
---------------------------------------------   -----------------------------------   ----------------------------------

Total Distributions                                        (16,737)         (26,627)             (20,581)       (127,807)
=============================================   ===================================   ==================================

Fund Share Transactions:
Receipts for shares sold
  Class A                                                   37,906          100,568              111,361         130,068
---------------------------------------------   -----------------------------------   ----------------------------------
  Class B                                                    2,993            6,850               83,493         184,202
---------------------------------------------   -----------------------------------   ----------------------------------
  Class C                                                    9,874           47,252               78,352         166,603
---------------------------------------------   -----------------------------------   ----------------------------------
  Other Classes                                            698,908          890,437              169,808         216,013
---------------------------------------------   -----------------------------------   ----------------------------------
Issued in reorganization
  Class A                                                        0                0                    0               0
---------------------------------------------   -----------------------------------   ----------------------------------
  Class B                                                        0                0                    0               0
---------------------------------------------   -----------------------------------   ----------------------------------
  Class C                                                        0                0                    0               0
---------------------------------------------   -----------------------------------   ----------------------------------
  Other Classes                                                  0                0                    0               0
---------------------------------------------   -----------------------------------   ----------------------------------
Issued as reinvestment of distributions
  Class A                                                    1,899            2,329                2,385          12,348
---------------------------------------------   -----------------------------------   ----------------------------------
  Class B                                                       76               55                3,600          22,233
---------------------------------------------   -----------------------------------   ----------------------------------
  Class C                                                      336              441                3,553          19,336
---------------------------------------------   -----------------------------------   ----------------------------------
  Other Classes                                             11,239           16,533                9,684          62,137
---------------------------------------------   -----------------------------------   ----------------------------------
Cost of shares redeemed
  Class A                                                  (32,489)         (46,206)            (100,361)        (59,680)
---------------------------------------------   -----------------------------------   ----------------------------------
  Class B                                                   (1,949)          (4,346)             (32,588)        (29,175)
---------------------------------------------   -----------------------------------   ----------------------------------
  Class C                                                   (6,395)         (38,830)             (28,232)        (41,951)
---------------------------------------------   -----------------------------------   ----------------------------------
  Other Classes                                           (711,149)        (582,240)             (94,151)       (184,056)
---------------------------------------------   -----------------------------------   ----------------------------------
Net increase (decrease) resulting from Fund
  share transactions                                        11,249          392,843              206,904         498,078
---------------------------------------------   -----------------------------------   ----------------------------------

Total Increase (Decrease) in Net Assets                      7,495          391,792              184,677         524,030
=============================================   ===================================   ==================================

Net Assets:
Beginning of period                                        601,988          210,196            1,201,742         677,712
---------------------------------------------   -----------------------------------   ----------------------------------
End of period *                                 $          609,483   $      601,988   $        1,386,419  $    1,201,742
---------------------------------------------   -----------------------------------   ----------------------------------

*Including net undistributed (overdistributed)
investment income of:                           $              369   $          343   $           59,607  $       54,973
---------------------------------------------   -----------------------------------   ----------------------------------

Amounts in thousands                            Strategic Balance Fund               Total Return Fund
                                                ----------------------------------   ----------------------------------
                                                Six Months Ended        Year Ended   Six Months Ended      Year Ended
Increase (Decrease) in Net Assets from:         September 30, 1999  March 31, 1999   September 30, 1999  March 31, 1999
                                                ----------------------------------   ----------------------------------
                                                       (Unaudited)                         (Unaudited)
Operations:
Net investment income (loss)                    $            2,655  $        3,531   $         820,179  $    1,285,330
---------------------------------------------   ----------------------------------   ----------------------------------
Net realized gain (loss)                                     1,139           3,599            (519,015)        472,416
---------------------------------------------   ----------------------------------   ----------------------------------
Net change in unrealized appreciation
  (depreciation)                                            (5,394)            (31)           (284,623)       (239,440)
---------------------------------------------   ----------------------------------   ----------------------------------
Net increase (decrease) resulting from
  operations                                                (1,600)          7,099              16,541       1,518,306
---------------------------------------------   ----------------------------------   ----------------------------------

Distributions to Shareholders:
From net investment income
  Class A                                                      (74)              0             (40,542)        (42,630)
---------------------------------------------   ----------------------------------   ----------------------------------
  Class B                                                     (111)              0             (14,557)        (15,398)
---------------------------------------------   ----------------------------------   ----------------------------------
  Class C                                                     (111)              0             (18,099)        (24,602)
---------------------------------------------   ----------------------------------   ----------------------------------
  Other Classes                                             (2,103)         (3,144)           (746,069)     (1,203,263)
---------------------------------------------   ----------------------------------   ----------------------------------
In excess of net investment income
  Class A                                                        0               0                   0               0
---------------------------------------------   ----------------------------------   ----------------------------------
  Class B                                                        0               0                   0               0
---------------------------------------------   ----------------------------------   ----------------------------------
  Class C                                                        0               0                   0               0
---------------------------------------------   ----------------------------------   ----------------------------------
  Other Classes                                                  0               0                   0               0
---------------------------------------------   ----------------------------------   ----------------------------------
From net realized capital gains
  Class A                                                        0               0                   0         (19,342)
---------------------------------------------   ----------------------------------   ----------------------------------
  Class B                                                        0               0                   0          (9,103)
---------------------------------------------   ----------------------------------   ----------------------------------
  Class C                                                        0               0                   0         (13,017)
---------------------------------------------   ----------------------------------   ----------------------------------
  Other Classes                                                  0          (3,358)                  0        (471,102)
---------------------------------------------   ----------------------------------   ----------------------------------
In excess of net realized capital gains
  Class A                                                        0               0                   0         (14,512)
---------------------------------------------   ----------------------------------   ----------------------------------
  Class B                                                        0               0                   0          (6,829)
---------------------------------------------   ----------------------------------   ----------------------------------
  Class C                                                        0               0                   0          (9,766)
---------------------------------------------   ----------------------------------   ----------------------------------
  Other Classes                                                  0               0                   0        (353,438)
---------------------------------------------   ----------------------------------   ----------------------------------

Total Distributions                                         (2,399)         (6,502)           (819,267)     (2,183,002)
=============================================   ==================================   ==================================

Fund Share Transactions:
Receipts for shares sold
  Class A                                                    1,788               0             782,962         854,123
---------------------------------------------   ----------------------------------   ----------------------------------
  Class B                                                    2,813               0             172,709         409,474
---------------------------------------------   ----------------------------------   ----------------------------------
  Class C                                                    2,091               0             184,421         408,975
---------------------------------------------   ----------------------------------   ----------------------------------
  Other Classes                                              5,226          55,317           5,450,442      11,022,189
---------------------------------------------   ----------------------------------   ----------------------------------
Issued in reorganization
  Class A                                                    8,167               0                   0               0
---------------------------------------------   ----------------------------------   ----------------------------------
  Class B                                                   11,192               0                   0               0
---------------------------------------------   ----------------------------------   ----------------------------------
  Class C                                                   11,513               0                   0               0
---------------------------------------------   ----------------------------------   ----------------------------------
  Other Classes                                             35,908               0                   0               0
---------------------------------------------   ----------------------------------   ----------------------------------
Issued as reinvestment of distributions
  Class A                                                       42               0              35,882          65,979
---------------------------------------------   ----------------------------------   ----------------------------------
  Class B                                                       76               0              10,549          23,537
---------------------------------------------   ----------------------------------   ----------------------------------
  Class C                                                       81               0              13,805          36,630
---------------------------------------------   ----------------------------------   ----------------------------------
  Other Classes                                                833           4,044             595,042       1,701,985
---------------------------------------------   ----------------------------------   ----------------------------------
Cost of shares redeemed
  Class A                                                   (3,542)              0            (280,987)       (284,563)
---------------------------------------------   ----------------------------------   ----------------------------------
  Class B                                                     (143)              0             (55,618)        (54,809)
---------------------------------------------   ----------------------------------   ----------------------------------
  Class C                                                     (204)              0            (110,501)       (116,385)
---------------------------------------------   ----------------------------------   ----------------------------------
  Other Classes                                            (14,613)           (646)         (2,808,881)
---------------------------------------------   ----------------------------------   ----------------------------------
Net increase (decrease) resulting from Fund
  share transactions                                        61,228          58,715           3,989,825       8,697,489
---------------------------------------------   ----------------------------------   ----------------------------------

Total Increase (Decrease) in Net Assets                     57,229          59,312           3,187,099       8,032,793
=============================================   ==================================   ==================================

Net Assets:
Beginning of period                                         98,118          38,806          26,124,504      18,091,711
---------------------------------------------   ----------------------------------   ----------------------------------
End of period *                                 $          155,347  $       98,118   $      29,311,603  $   26,124,504
---------------------------------------------   ----------------------------------   ----------------------------------

*Including net undistributed (overdistributed)
 investment income of:                          $            2,441  $        2,185   $         (76,156) $      (77,068)
---------------------------------------------   ----------------------------------   ----------------------------------



110 See accompanying notes

Statements of Cash Flows
For the period ended September 30, 1999 (Unaudited)


                                                          Foreign            Global Bond        Long-Term U.S.      Real Return
Amounts in thousands                                      Bond Fund          Fund II            Government Fund     Bond Fund
                                                          ---------------    ---------------    ---------------     ---------------
Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities
Sales of Fund shares                                      $     119,263      $       3,102      $     164,528       $      92,067
------------------------------------------------------    ---------------    ---------------    ---------------     ---------------
Redemptions of Fund shares                                     (145,426)            (1,801)           (67,793)             (3,551)
------------------------------------------------------    ---------------    ---------------    ---------------     ---------------
Cash distributions paid                                          (3,922)               (89)            (1,506)               (362)
------------------------------------------------------    ---------------    ---------------    ---------------     ---------------
Increase/(decrease) from financing transactions                  19,305              1,903             10,238              41,654
------------------------------------------------------    ---------------    ---------------    ---------------     ---------------
Net increase (decrease) from financing activities               (10,780)             3,115            105,467             129,808
======================================================    ===============    ===============    ===============     ===============

Operating Activities
Purchases of long-term securities and foreign currency       (1,886,127)          (113,019)          (871,309)           (225,734)
------------------------------------------------------    ---------------    ---------------    ---------------     ---------------
Proceeds from sales of long-term securities and
  foreign currency                                            1,882,144            107,990            754,101              96,515
------------------------------------------------------    ---------------    ---------------    ---------------     ---------------
Purchases of short-term securities (net)                         35,911              1,570              3,031              (2,344)
------------------------------------------------------    ---------------    ---------------    ---------------     ---------------
Net investment income                                            18,288              1,145              9,277               1,848
------------------------------------------------------    ---------------    ---------------    ---------------     ---------------
Change in other receivables/payables (net)                      (28,415)                58               (567)               (878)
------------------------------------------------------    ---------------    ---------------    ---------------     ---------------
Net increase (decrease) from operating activities                21,801             (2,256)          (105,467)           (130,593)
======================================================    ===============    ===============    ===============     ===============

Net Increase in Cash and Foreign Currency                        11,021                859                  0                (785)
======================================================    ===============    ===============    ===============     ===============

Cash and Foreign Currency
Beginning of period                                                   0                128                  0                 888
------------------------------------------------------    ---------------    ---------------    ---------------     ---------------
End of period                                             $      11,021      $         987      $           0       $         103
======================================================    ===============    ===============    ===============     ===============


                                                      See accompanying notes 111

Notes to Financial Statements
September 30, 1999 (Unaudited)


1. Organization
PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 28 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). The Long Duration Fund had not commenced operations as of September 30, 1999. Information presented in these financial statements pertains to the A, B and C Classes (the "Retail Classes") of the Trust. Certain detailed financial information for the Institutional, Administrative and D Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Convertible Bond, StocksPLUS and Strategic Balanced Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the Convertible Bond, StocksPLUS and Strategic Balanced Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the Convertible Bond, StocksPLUS and Strategic Balanced Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the Convertible Bond, StocksPLUS and Strategic Balanced Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. A Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Stripped Mortgage Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swaps. Certain Funds are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

September 30, 1999 (Unaudited)


Delayed Delivery Transactions. A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though principal is not received until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. which serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.15% for the Money Market Fund, 0.20% for the Short Duration Municipal Income Fund, 0.40% for the Convertible Bond, StocksPLUS and Strategic Balanced Funds, 0.45% for the Emerging Markets Bond Fund and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class's average daily net assets. The Administration Fee for the Retail Classes is charged at the annual rate of 0.35% for the Money Market, Municipal Bond, Short-Term, Short Duration Municipal Income, California Intermediate Municipal Bond, New York Intermediate Municipal Bond Funds, 0.45% for the Foreign Bond and Global Bond II Funds, 0.55% for the Emerging Markets Bond Fund and 0.40% for all other Funds. The Administration Fee for the Institutional and Administrative Classes is charged at an annual rate of 0.18% for the Low Duration and Total Return Funds, 0.19% for the Short Duration Municipal Income Fund, 0.20% for the Moderate Duration, Money Market and Short-Term Funds, 0.24% California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds, 0.40% for the Emerging Markets Bond Fund and 0.25% for all other Funds. The Administration Fee for Class D is charged at the annual rate of 0.25% for Low Duration, Short-Term, and Total Return Funds, 0.35% for Municipal Bond Fund, 0.45% for Foreign Bond Fund, 0.40% for all other Funds.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.

     The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during the current fiscal year.

     Pursuant to the Distribution and Servicing Plans adopted by the Retail and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the Retail and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                                Effective Rate          Allowable Rate
                                             ----------------------------------------------
                                             Distribution Servicing  Distribution Servicing
                                                  Fee (%)   Fee (%)       Fee (%)   Fee (%)
-------------------------------------------------------------------------------------------
Class A
Money Market Fund                                 --         0.10         --         0.20
All other Funds                                   --         0.25         --         0.25

Class B
All Funds                                       0.75         0.25       0.75         0.25

Class C
Emerging Markets Bond, Foreign Bond,
Global Bond II, High Yield,
Long-Term U.S. Gov't., Total Return
and Short Duration Municipal
Income Funds                                    0.75         0.25       0.75         0.25
Municipal Bond, Real Return Bond and
StocksPLUS Funds                                0.50         0.25       0.75         0.25
Low Duration Fund                               0.50         0.25       0.50         0.25
Money Market Fund                                 --         0.10         --         0.20
Short-Term, California Intermediate
Municipal Bond and New York
Intermediate Municipal Bond Funds               0.30         0.25       0.75         0.25

Class D
Low Duration, Short-Term, and
Total Return Funds                                --         0.25         --         0.50
Foreign Bond Fund                                 --         0.25         --         0.70
Municipal Bond Fund                               --         0.25         --         0.60
All other Funds                                   --         0.25         --         0.65


     PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Retail Classes shares. For the period ended September 30, 1999, the funds were informed that PFD received $5,858,339 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

     Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Purchases and Sales of Securities
Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 1999 were as follows (amounts in thousands):

                                  U.S. Government/Agency                   All Other
                               -----------------------------------------------------------
                                 Purchases           Sales       Purchases           Sales
------------------------------------------------------------------------------------------
Convertible Bond Fund          $         0     $         0     $    78,016     $    42,278
Emerging Markets Bond Fund               0               0          33,595          22,062
Foreign Bond Fund                  566,643         516,127       1,355,018       1,412,435
Global Bond Fund II                 30,998          31,618          84,680          80,334
High Yield Fund                          0               0       1,170,815         597,168
Long-Term U.S. Gov't Fund          666,424         757,092         212,143          12,546
Low Duration Fund                1,121,701       1,598,675       1,489,622         536,811
Municipal Bond Fund                      0               0          28,197          27,452
Real Return Bond Fund              200,021          90,606          23,217           6,459
Short-Term Fund                     24,898          41,101         123,147          62,778
StocksPLUS Fund                    386,466         276,094         344,577         169,817
Strategic Balanced Fund             83,397          45,333          43,983           8,667
Total Return Fund               23,255,503      38,945,812      27,139,903       4,360,485

September 30, 1999 (Unaudited)



5. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                      Convertible
                                                                       Bond Fund               Emerging Markets Bond Fund
                                                                  -------------------   -----------------------------------------
                                                                      Period Ended          Period Ended           Year Ended
                                                                       09/30/1999            09/30/1999            03/31/1999
                                                                  Shares       Amount   Shares       Amount   Shares       Amount
--------------------------------------------------------------    -------------------   -------------------   -------------------
Receipts for shares sold
  Class A                                                               25  $    278           8  $     63          24  $    184
--------------------------------------------------------------    -------------------   -------------------   -------------------
  Class B                                                               39       441          63       482          68       502
--------------------------------------------------------------    -------------------   -------------------   -------------------
  Class C                                                              170     1,912           7        53          33       273
--------------------------------------------------------------    -------------------   -------------------   -------------------
  Other Classes                                                      3,686    40,660       3,566    26,967         114       895
--------------------------------------------------------------    -------------------   -------------------   -------------------
Shares issued in reorganization
  Class A                                                                0         0           0         0           0         0
--------------------------------------------------------------    -------------------   -------------------   -------------------
  Class B                                                                0         0           0         0           0         0
--------------------------------------------------------------    -------------------   -------------------   -------------------
  Class C                                                                0         0           0         0           0         0
--------------------------------------------------------------    -------------------   -------------------   -------------------
  Other Classes                                                          0         0           0         0           0         0
--------------------------------------------------------------    -------------------   -------------------   -------------------
Issued as reinvestment of distributions
  Class A                                                                0         0           1        10           2        16
--------------------------------------------------------------    -------------------   -------------------   -------------------
  Class B                                                                0         0           2        16           2        18
--------------------------------------------------------------    -------------------   -------------------   -------------------
  Class C                                                                0         0           1         8           1        11
--------------------------------------------------------------    -------------------   -------------------   -------------------
  Other Classes                                                          0         0          75       570          54       405
--------------------------------------------------------------    -------------------   -------------------   -------------------
Cost of shares redeemed
  Class A                                                               (1)      (10)          0         0         (37)     (295)
--------------------------------------------------------------    -------------------   -------------------   -------------------
  Class B                                                               (1)      (11)         (2)      (15)        (48)     (372)
--------------------------------------------------------------    -------------------   -------------------   -------------------
  Class C                                                               (1)      (16)         (3)      (23)        (18)     (122)
--------------------------------------------------------------    -------------------   -------------------   -------------------
  Other Classes                                                       (509)   (5,780)     (2,052)  (15,327)        (47)     (346)
--------------------------------------------------------------    -------------------   -------------------   -------------------

Net increase (decrease) resulting from
Fund share transactions                                              3,408  $ 37,474       1,666  $ 12,804         148  $  1,169
==============================================================    ===================   ===================   ===================


                                                                                                 Foreign Bond Fund
                                                                                     -----------------------------------------
                                                                                         Period Ended           Year Ended
                                                                                          09/30/1999            03/31/1999
                                                                                     Shares       Amount   Shares       Amount
---------------------------------------------------------------------------------    -------------------   -------------------
Receipts for shares sold
  Class A                                                                               2,574  $  26,475      2,580  $  27,767
---------------------------------------------------------------------------------    -------------------   -------------------
  Class B                                                                                 538      5,613      1,138     12,228
---------------------------------------------------------------------------------    -------------------   -------------------
  Class C                                                                                 528      5,500      1,741     18,663
---------------------------------------------------------------------------------    -------------------   -------------------
  Other Classes                                                                         7,645     79,747     28,018    301,244
---------------------------------------------------------------------------------    -------------------   -------------------
Shares issued in reorganization
  Class A                                                                                   0          0          0          0
---------------------------------------------------------------------------------    -------------------   -------------------
  Class B                                                                                   0          0          0          0
---------------------------------------------------------------------------------    -------------------   -------------------
  Class C                                                                                   0          0          0          0
---------------------------------------------------------------------------------    -------------------   -------------------
  Other Classes                                                                             0          0          0          0
---------------------------------------------------------------------------------    -------------------   -------------------
Issued as reinvestment of distributions
  Class A                                                                                  76        785        135      1,435
---------------------------------------------------------------------------------    -------------------   -------------------
  Class B                                                                                  43        446         99      1,052
---------------------------------------------------------------------------------    -------------------   -------------------
  Class C                                                                                  59        607        152      1,625
---------------------------------------------------------------------------------    -------------------   -------------------
  Other Classes                                                                         1,198     12,390      2,788     29,769
---------------------------------------------------------------------------------    -------------------   -------------------
Cost of shares redeemed
  Class A                                                                                (713)    (7,374)      (878)    (9,441)
---------------------------------------------------------------------------------    -------------------   -------------------
  Class B                                                                                (217)    (2,240)      (227)    (2,428)
---------------------------------------------------------------------------------    -------------------   -------------------
  Class C                                                                                (319)    (3,319)      (700)    (7,487)
---------------------------------------------------------------------------------    -------------------   -------------------
  Other Classes                                                                       (12,668)  (131,056)   (16,477)  (176,331)
---------------------------------------------------------------------------------    -------------------   -------------------

Net increase (decrease) resulting from
Fund share transactions                                                                (1,256) $ (12,426)    18,369  $ 198,096
=================================================================================    ====================  ===================



                                                                                              Money Market Fund
                                                                           -----------------------------------------------------
                                                                                 Period Ended                Year Ended
                                                                                  09/30/1999                 03/31/1999
                                                                               Shares        Amount       Shares         Amount
-----------------------------------------------------------------------    -------------------------  --------------------------
Receipts for shares sold
  Class A                                                                   2,251,744   $ 2,251,744    3,795,864    $ 3,795,864
-----------------------------------------------------------------------    -------------------------  --------------------------
  Class B                                                                      38,940        38,940       43,230         43,230
-----------------------------------------------------------------------    -------------------------  --------------------------
  Class C                                                                     574,015       574,015    1,514,481      1,514,481
-----------------------------------------------------------------------    -------------------------  --------------------------
  Other Classes                                                               209,009       209,009      848,391        848,391
-----------------------------------------------------------------------    -------------------------  --------------------------
Shares issued in reorganization
  Class A                                                                           0             0            0              0
-----------------------------------------------------------------------    -------------------------  --------------------------
  Class B                                                                           0             0            0              0
-----------------------------------------------------------------------    -------------------------  --------------------------
  Class C                                                                           0             0            0              0
-----------------------------------------------------------------------    -------------------------  --------------------------
  Other Classes                                                                     0             0            0              0
-----------------------------------------------------------------------    -------------------------  --------------------------
Issued as reinvestment of distributions
  Class A                                                                       1,252         1,252        2,190          2,190
-----------------------------------------------------------------------    -------------------------  --------------------------
  Class B                                                                         224           224          274            274
-----------------------------------------------------------------------    -------------------------  --------------------------
  Class C                                                                       1,507         1,507        2,811          2,811
-----------------------------------------------------------------------    -------------------------  --------------------------
  Other Classes                                                                 6,800         6,800        3,024          3,024
-----------------------------------------------------------------------    -------------------------  --------------------------
Cost of shares redeemed
  Class A                                                                  (2,257,077)   (2,257,077)  (3,734,230)    (3,734,230)
-----------------------------------------------------------------------    -------------------------  --------------------------
  Class B                                                                     (34,828)      (34,828)     (31,473)       (31,473)
-----------------------------------------------------------------------    -------------------------  --------------------------
  Class C                                                                    (573,250)     (573,249)  (1,486,828)    (1,486,828)
-----------------------------------------------------------------------    -------------------------  --------------------------
  Other Classes                                                              (267,606)     (267,606)    (575,933)      (575,933)
-----------------------------------------------------------------------    -------------------------  --------------------------

Net increase (decrease) resulting from
Fund share transactions                                                       (49,270)  $   (49,269)     381,801    $   381,801
=======================================================================    =========================  ==========================

                                                      Municipal Bond Fund                       Real Return Bond Fund
                                          ------------------------------------------    --------------------------------------
                                              Period Ended           Year Ended           Period Ended          Year Ended
                                               09/30/1999            03/31/1999            09/30/1999           03/31/1999
                                          Shares      Amount    Shares       Amount     Shares     Amount    Shares   Amount
----------------------------------------  -------------------   --------------------    ------------------   -----------------
Receipts for shares sold
  Class A                                    359    $  3,567       322    $   3,043        306   $  3,051       620   $  6,141
----------------------------------------  -------------------   --------------------    ------------------   -----------------
  Class B                                    114       1,115       295        2,929        502      4,963       328      3,210
----------------------------------------  -------------------   --------------------    ------------------   -----------------
  Class C                                    201       1,995       644        4,471        693      6,821       371      3,626
----------------------------------------  -------------------   --------------------    ------------------   -----------------
  Other Classes                              264       2,620       772        7,840      7,867     77,594     1,199     11,792
----------------------------------------  -------------------   --------------------    ------------------   -----------------
Shares issued in reorganization
  Class A                                      0           0       676        6,782          0          0         0          0
----------------------------------------  -------------------   --------------------    ------------------   -----------------
  Class B                                      0           0       395        3,958          0          0         0          0
----------------------------------------  -------------------   --------------------    ------------------   -----------------
  Class C                                      0           0     3,645       36,556          0          0         0          0
----------------------------------------  -------------------   --------------------    ------------------   -----------------
  Other Classes                                0           0         0            0          0          0         0          0
----------------------------------------  -------------------   --------------------    ------------------   -----------------
Issued as reinvestment of distributions
  Class A                                     12         116        14          140         21        165        12        115
----------------------------------------  -------------------   --------------------    ------------------   -----------------
  Class B                                      6          60         7           75         12        114        10         98
----------------------------------------  -------------------   --------------------    ------------------   -----------------
  Class C                                     51         501        72          732          6         56         3         33
----------------------------------------  -------------------   --------------------    ------------------   -----------------
  Other Classes                               17         169        22          214         95        938        36        361
----------------------------------------  -------------------   --------------------    ------------------   -----------------
Cost of shares redeemed
  Class A                                   (104)     (1,013)     (318)      (3,240)       (17)      (169)      (34)      (337)
----------------------------------------  -------------------   --------------------    ------------------   -----------------
  Class B                                    (92)       (908)      (97)        (990)       (64)      (633)     (120)    (1,174)
----------------------------------------  -------------------   --------------------    ------------------   -----------------
  Class C                                   (532)     (5,224)     (614)      (6,220)       (48)      (478)     (166)    (1,626)
----------------------------------------  -------------------   --------------------    ------------------   -----------------
  Other Classes                             (279)     (2,728)     (351)      (3,582)      (249)    (2,462)     (195)    (1,922)
----------------------------------------  -------------------   --------------------    ------------------   -----------------

Net increase (decrease) resulting from
Fund share transactions                       17    $    270     5,484    $  52,708      9,124   $ 89,960     2,064   $ 20,317
========================================  ===================   ====================    ==================   =================


           Global Bond Fund II                             High Yield Fund
-----------------------------------------  -----------------------------------------------
   Period Ended           Year Ended             Period Ended              Year Ended
    09/30/1999            03/31/1999              09/30/1999               03/31/1999
 Shares     Amount    Shares      Amount     Shares       Amount     Shares        Amount
-----------------------------------------  -----------------------------------------------

    103    $   998       103    $  1,024      8,440   $   93,051     12,154   $   137,501
-----------------------------------------  -----------------------------------------------
     78        760       186       1,843      8,148       89,982     16,167       182,999
-----------------------------------------  -----------------------------------------------
     80        775       110       1,091     10,946      120,738     22,663       258,132
-----------------------------------------  -----------------------------------------------
     52        500       418       4,100     74,081      821,954    124,498     1,410,720
-----------------------------------------  -----------------------------------------------

      0          0         0           0          0            0          0             0
-----------------------------------------  -----------------------------------------------
      0          0         0           0          0            0          0             0
-----------------------------------------  -----------------------------------------------
      0          0         0           0          0            0          0             0
-----------------------------------------  -----------------------------------------------
      0          0         0           0          0            0          0             0
-----------------------------------------  -----------------------------------------------

      6         57        22         218        407        4,459        390         4,421
-----------------------------------------  -----------------------------------------------
      9         84        16         157        535        5,876        666         7,543
-----------------------------------------  -----------------------------------------------
     12        117        27         266        799        8,767      1,234        13,989
-----------------------------------------  -----------------------------------------------
     83        793       166       1,643      9,442      103,442     12,906       146,326
-----------------------------------------  -----------------------------------------------

    (78)      (758)     (537)     (5,295)    (5,381)     (58,839)    (4,784)      (54,108)
-----------------------------------------  -----------------------------------------------
    (59)      (567)     (155)     (1,535)    (3,768)     (41,376)    (4,747)      (53,670)
-----------------------------------------  -----------------------------------------------
    (49)      (471)     (160)     (1,588)    (8,775)     (96,585)   (15,317)     (175,112)
-----------------------------------------  -----------------------------------------------
      0          0      (119)     (1,175)   (50,088)    (548,209)   (68,522)     (771,543)
-----------------------------------------  -----------------------------------------------


    237    $ 2,288        77    $    749     44,786   $  503,260     97,308   $ 1,107,198
=========================================  ===============================================



         Long-Term U.S. Gov't Fund                             Low Duration Fund
------------------------------------------   ---------------------------------------------------
     Period Ended           Year Ended               Period Ended                Year Ended
      09/30/1999            03/31/1999                09/30/1999                 03/31/1999
 Shares      Amount    Shares      Amount       Shares        Amount       Shares        Amount
------------------------------------------   ---------------------------------------------------

  1,369   $  13,612     3,332   $  36,432       17,830   $   178,107       49,976   $   508,627
------------------------------------------   ---------------------------------------------------
  1,109      11,058     3,430      37,608        2,737        27,322        7,581        77,162
------------------------------------------   ---------------------------------------------------
    707       7,060     3,616      39,974        3,002        30,035        7,307        74,325
------------------------------------------   ---------------------------------------------------
 18,604     182,883    18,028     196,867      177,766     1,769,605      237,127     2,411,822
------------------------------------------   ---------------------------------------------------

      0           0         0           0            0             0            0             0
------------------------------------------   ---------------------------------------------------
      0           0         0           0            0             0            0             0
------------------------------------------   ---------------------------------------------------
      0           0         0           0            0             0            0             0
------------------------------------------   ---------------------------------------------------
      0           0         0           0            0             0            0             0
------------------------------------------   ---------------------------------------------------

     72         717       111       1,202          531         5,294          857         8,716
------------------------------------------   ---------------------------------------------------
     74         736       168       1,826          123         1,228          191         1,938
------------------------------------------   ---------------------------------------------------
     57         563       144       1,559          246         2,457          400         4,065
------------------------------------------   ---------------------------------------------------
    578       5,711       834       9,031        9,788        97,491       18,312       186,268
------------------------------------------   ---------------------------------------------------

 (1,272)    (12,663)   (1,132)    (12,413)     (13,588)     (135,654)     (42,621)     (433,778)
------------------------------------------   ---------------------------------------------------
   (844)     (8,423)     (626)     (6,867)      (1,753)      (17,499)      (3,055)      (31,051)
------------------------------------------   ---------------------------------------------------
 (1,128)    (11,290)   (1,373)    (15,054)      (2,089)      (20,854)      (3,358)      (34,148)
------------------------------------------   ---------------------------------------------------
 (3,287)    (32,991)   (6,234)    (68,977)    (110,213)   (1,100,421)    (184,542)   (1,876,626)
------------------------------------------   ---------------------------------------------------

 16,039   $ 156,973    20,298   $ 221,188       84,380   $   837,111       88,175   $   897,320
==========================================   ===================================================

               Short-Term Fund                            StocksPLUS Fund
--------------------------------------------  -------------------------------------------
     Period Ended            Year Ended           Period Ended           Year Ended
      09/30/1999             03/31/1999            09/30/1999            03/31/1999
  Shares      Amount     Shares      Amount    Shares      Amount     Shares     Amount
--------------------------------------------  -------------------------------------------

   3,793  $   37,906     10,028  $  100,568     7,538  $  111,361      9,310  $  130,068
--------------------------------------------  -------------------------------------------
     300       2,993        682       6,850     5,667      83,493     13,245     184,202
--------------------------------------------  -------------------------------------------
     989       9,874      4,713      47,252     5,307      78,352     11,922     166,603
--------------------------------------------  -------------------------------------------
  70,018     698,908     88,655     890,437    11,389     169,808     15,465     216,013
--------------------------------------------  -------------------------------------------

       0           0          0           0         0           0          0           0
--------------------------------------------  -------------------------------------------
       0           0          0           0         0           0          0           0
--------------------------------------------  -------------------------------------------
       0           0          0           0         0           0          0           0
--------------------------------------------  -------------------------------------------
       0           0          0           0         0           0          0           0
--------------------------------------------  -------------------------------------------

     190       1,899        232       2,329       166       2,385        907      12,348
--------------------------------------------  -------------------------------------------
       7          76          6          55       252       3,600      1,644      22,233
--------------------------------------------  -------------------------------------------
      34         336         44         441       248       3,553      1,426      19,336
--------------------------------------------  -------------------------------------------
   1,126      11,239      1,711      16,533       673       9,684      4,549      62,137
--------------------------------------------  -------------------------------------------

  (3,248)    (32,489)    (4,608)    (46,206)   (6,758)   (100,361)    (4,278)    (59,680)
--------------------------------------------  -------------------------------------------
    (195)     (1,949)      (433)     (4,346)   (2,219)    (32,588)    (2,101)    (29,175)
--------------------------------------------  -------------------------------------------
    (640)     (6,395)    (3,874)    (38,830)   (1,910)    (28,232)    (3,039)    (41,951)
--------------------------------------------  -------------------------------------------
 (71,234)   (711,149)   (58,021)   (582,240)   (6,316)    (94,151)   (13,049)   (184,056)
--------------------------------------------  -------------------------------------------

   1,140  $   11,249     39,135  $  392,843    14,037  $  206,904     36,001  $  498,078
============================================  ===========================================


         Strategic Balanced Fund                              Total Return Fund
-----------------------------------------   ---------------------------------------------------
   Period Ended           Year Ended              Period Ended                 Year Ended
    09/30/1999            03/31/1999               09/30/1999                  03/31/1999
 Shares     Amount    Shares     Amount        Shares        Amount       Shares        Amount
-----------------------------------------   ---------------------------------------------------

     47  $   1,788         0  $       0        76,599  $    782,962       80,262  $    854,123
-----------------------------------------   ---------------------------------------------------
    126      2,813         0          0        16,964       172,709       38,344       409,474
-----------------------------------------   ---------------------------------------------------
     72      2,091         0          0        18,097       184,421       38,335       408,975
-----------------------------------------   ---------------------------------------------------
    658      5,226     4,335     55,317       537,065     5,450,442    1,033,953    11,022,189
-----------------------------------------   ---------------------------------------------------

    629      8,167         0          0             0             0            0             0
-----------------------------------------   ---------------------------------------------------
    862     11,192         0          0             0             0            0             0
-----------------------------------------   ---------------------------------------------------
    888     11,513         0          0             0             0            0             0
-----------------------------------------   ---------------------------------------------------
  2,758     35,908         0          0             0             0            0             0
-----------------------------------------   ---------------------------------------------------

      3         42         0          0         3,537        35,882        6,210        65,979
-----------------------------------------   ---------------------------------------------------
      6         76         0          0         1,040        10,549        2,219        23,537
-----------------------------------------   ---------------------------------------------------
      6         81         0          0         1,361        13,805        3,450        36,630
-----------------------------------------   ---------------------------------------------------
     65        833       323      4,044        58,763       595,042      160,191     1,701,985
-----------------------------------------   ---------------------------------------------------

   (281)    (3,542)        0          0       (27,698)     (280,987)     (26,665)     (284,563)
-----------------------------------------   ---------------------------------------------------
    (11)      (143)        0          0        (5,478)      (55,618)      (5,132)      (54,809)
-----------------------------------------   ---------------------------------------------------
    (16)      (204)        0          0       (10,884)     (110,501)     (10,902)     (116,385)
-----------------------------------------   ---------------------------------------------------
 (1,154)   (14,613)      (50)      (646)     (276,921)   (2,808,881)    (502,698)   (5,369,646)
-----------------------------------------   ---------------------------------------------------

  4,658  $  61,228     4,608  $  58,715       392,445  $  3,989,825      817,567  $  8,697,489
=========================================   ===================================================

September 30, 1999 (Unaudited)


6. Reorganization
The Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders (amounts in thousands):

                                                                                                             Total        Acquired
                                                          Shares      Value of  Total Net  Total Net    Net Assets          Fund's
                                                       Issued by Shares Issued  Assets of  Assets of  of Acquiring      Unrealized
                                                       Acquiring  by Acquiring   Acquired  Acquiring    Fund After   Appreciation/
Acquiring Fund     Acquired Fund                 Date       Fund          Fund       Fund       Fund   Acquisition  (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO Municipal    PIMCO Tax Exempt Fund   06/26/1998      4,715      $ 47,296   $ 47,296   $  4,295     $  51,585         $ 2,335
Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO Strategic    PIMCO Balanced Fund     09/17/1999      5,137      $ 66,780   $ 66,780   $105,993     $ 172,774         $   (45)
Balanced Fund
-----------------------------------------------------------------------------------------------------------------------------------

7. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                                                    Long-Term                              Strategic
                           Foreign   Global Bond  U.S. Gov't.  Low Duration  Real Return  StocksPLUS  Balanced  Total Return
                         Bond Fund       Fund II         Fund          Fund         Fund        Fund      Fund          Fund
----------------------------------------------------------------------------------------------------------------------------
                                                                          Premium
----------------------------------------------------------------------------------------------------------------------------
Balance at 03/31/1999     $    126      $      9     $    224      $  1,830     $      0    $     53   $    21      $ 35,106
Sales                        1,295           102          896         7,749            5       8,344       517        54,967
Closing Buys                     0             0            0             0            0        (515)      (20)         (827)
Expirations                   (297)          (17)      (1,109)         (454)          (5)     (6,509)     (380)      (50,564)
Exercised                        0            (4)           0             0            0           0         0          (791)
----------------------------------------------------------------------------------------------------------------------------
Balance at 09/30/1999     $  1,124      $     90     $     11      $  9,125     $      0    $  1,373   $   138      $ 37,891
============================================================================================================================

8. Federal Income Tax Matters
As of March 31, 1999, the Funds listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws.

     Additionally, the Emerging Markets, Foreign Bond, Global Bond II, High Yield, Long-Term U.S. Government, Low Duration, Municipal Bond, Real Return Bond, Short-Term, StocksPLUS and Total Return Funds realized capital losses and/or foreign currency losses during the period November 1, 1998 through March 31, 1999 which the Fund elected to defer to the following fiscal year pursuant to income tax regulations. The amounts are $364, $142,162, $86,050, $12,696,573, $7,314,010, $13,422,023, $754, $5,552, $43,907, $133,965 and $261,458,467,
respectively.

Each Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                        Capital Loss Carryforwards
                             ---------------------------------------------
                                  Realized        Acquired
                                    Losses          Losses     Expiration
--------------------------------------------------------------------------
Emerging Markets Bond Fund     $   420,637    $          0     03/31/2007
High Yield Fund                          0      48,559,227     03/31/2002
Municipal Bond Fund                  5,734               0     03/31/2007
Short-Term Fund                    109,956               0     03/31/2007

PIMCO Funds: Pacific Investment Management Series


--------------------------------------------------------------------------------
Manager                      Pacific Investment Management Company,
                             840 Newport Center Drive, Suite 300,
                             Newport Beach, CA 92660

--------------------------------------------------------------------------------
Distributor                  PIMCO Funds Distributors LLC,
                             2187 Atlantic Street,
                             Stamford, CT 06902

--------------------------------------------------------------------------------
Custodian                    Investors Fiduciary Trust Company,
                             801 Pennsylvania,
                             Kansas City, MO 64105

--------------------------------------------------------------------------------
Shareholder                  First Data Investor Services Group, Inc.,
Servicing Agent and          P.O. Box 9688,
Transfer Agent               Providence, RI 02940-9688

--------------------------------------------------------------------------------
Independent                  PricewaterhouseCoopers LLP,
                             1055 Broadway,
Accountant                   Kansas City, MO, 64105

--------------------------------------------------------------------------------
Legal Counsel                Dechert Price & Rhoads,
                             1775 Eye Street,
                             Washington, DC, 20006

--------------------------------------------------------------------------------
For Account                  For PIMCO Funds account information contact your
Information                  financial advisor, or if you receive account
                             statements directly from PIMCO Funds, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm
                             Eastern Time.

More Tributes to Bill Gross's Investment Acumen

[PHOTO]
Bill Gross
Managing Director

If you were browsing through any of the leading personal finance magazines this fall, there's a good chance you came across Bill Gross's name. Money, SmartMoney and Worth all included Mr. Gross on their investment all-star lists--a tribute to his achievements as one of the world's leading bond authorities. And he was the only portfolio manager to make all three lineups. Here's a sampling of what the magazines had to say:

[ ] In its October cover story, Money reveals its "Ultimate Investment Club 1999." For bond expertise, the magazine turned to Bill Gross, calling him "the undisputed king of the bond world". And in discussing other bond fund managers, a fellow member of the Club says "there's Bill Gross, and there's everyone else."

[ ] Worth sought advice from "Wall Street's 25 Smartest Players" for its October issue. Bill Gross was one of them. Referring to him simply as "Mister Bond," the article describes him as "a man whose returns as manager of PIMCO's bond funds have certainly sent dozens of competing firms looking for models that can at least match his intuitions."

[ ] In its September issue, SmartMoney named Bill Gross one of "the 30 most influential people in mutual funds". The write-up on Gross begins with this assertion: "The numbers tell the tale: One in five dollars invested in bond funds this year went to Bill Gross's shop." It goes on to say that "Bond fund managers, well aware of Gross's impeccable record, tend to watch his every move."

To order reprints of these articles, call your financial advisor or contact PIMCO Funds at 1-888-87-PIMCO.

This is a copy of a report by PIMCO Funds to its shareholders. Distribution of this report to persons other than shareholders of the Trust is authorized only when accompanied by the Trust's Prospectus. This report does not offer for sale or solicit orders to buy any securities.

This material is authorized for use only when preceded or accompanied by a current PIMCO Funds prospectus, which describes in greater detail the investment policies, management fees and other matters of interest to prospective investors. Please read the prospectus carefully before you invest
or send money.                                                       PZ003.10/99

         [LOGO]

                                                                 BULK RATE
                                                                U.S. POSTAGE
                                                                   PAID
                                                               SMITHTOWN, NY
                                                               PERMIT NO. 700


PIMCO Funds
Distributors LLC

2187 Atlantic Street
Stamford, CT 06902

PIMCO Funds Shareholder Update and Semi-Annual Report

This Update is published twice a year to provide PIMCO Funds shareholders with general market commentary and fund information. It also includes the financial report for the PIMCO Funds: Pacific Investment Management Series.



September 30, 1999
Pacific Investment Management Series

Share Class
   D


Foreign Bond

High Yield

Low Duration

Municipal Bond

Real Return Bond

Short-Term

StocksPLUS

Strategic Balanced

Total Return

Total Return Mortgage


                                   [GRAPHIC]
Investors wishing to ensure their investment portfolios can ride out the waves of rising and falling inflation will want to read the story on page 4.


Page 2     PIMCO is Morningstar's Choice Once Again This Year
Morningstar Picks PIMCO Funds for its 401(k) Plan

Page 4     Today's Investor
Inflation-Protection Bonds: An Essential Asset Class

Page 6     Market Review

Page 7     Manager Spotlight
Q&A with Bill Gross

Page 8     Fund Spotlight
A Higher Yielding Short-Term Investment

Page 9     In the News

Page 10    Service Update
Introducing the PIMCO Funds Bond Center Online

Page 12    Overview: Comprehensive Fund Family

Page 13    PIMCO Funds Pacific Investment Management Series
Semi-Annual Report


                                                           [LOGO OF PIMCO FUNDS]

Morningstar Picks PIMCO

Morningstar chose two PIMCO Funds for its 401(k) plan--and they're the only bond funds in it.

When Morningstar announced its new 401(k) lineup in August, only two bond funds were on the list--PIMCO Total Return and PIMCO High Yield Funds.

Morningstar is the country's leading mutual fund rating service, so the funds it chooses for its own company retirement plan tend to attract a lot of attention. In fact, The Wall Street Journal (7/13/99) says "a look at what [Morningstar] chooses for itself is akin to learning the favorite recipes of a master chef." As Morningstar itself says (8/99): "with 15 years of experience analyzing investments, we should know a thing or two about picking funds and building portfolios."

So how did Morningstar arrive at its 401(k) picks? The company based its decisions on more than just performance--though strong performance was certainly a factor. It also placed a premium on the fund manager's experience and expertise.

"The first step," according to Morningstar, "was to run our entire mutual fund database through a series of quantitative screens to weed out the weak offerings. The criteria measured each option relative to its own investment category, not its asset class, to enable accurate comparisons..." Then Morningstar applied a rigorous six-step screening process to come up with the final list of funds (see below). Funds that failed to clear one or more of these hurdles were dropped from the plan. Obviously, both PIMCO Total Return and High Yield Funds made the grade.

What's more, both PIMCO Total Return and PIMCO High Yield Funds have earned Morningstar's overall [FIVE STAR] rating, its highest rating among 1,585 taxable bond funds for the period ended September 30, 1999. (See page 9 for more details.)

Morningstar's 401(k) Checklist

Morningstar used the following six-step screening process to select funds for its retirement plan. Funds had to clear all of these hurdles to be considered. Both PIMCO Total Return and High Yield Funds cleared them handily.

                                                PIMCO Total       PIMCO High
                                                Return Fund       Yield Fund
  Length of track record--at least 3 years           X                 X
  Manager tenure--at least 3 years                   X                 X
  Performance consistency                            X                 X
  Style consistency                                  X                 X
  High risk-adjusted performance ranking             X                 X
  Expenses in line with the category average         X                 X

Once Again this Year


Earlier this year, Morningstar named Bill Gross and his management team Fixed Income Manager of the Year.

In case you missed the news, we're happy to repeat that Morningstar named Bill Gross and his management team 1998 Fixed Income Manager of the Year. Gross is a PIMCO founder and Managing Director, and Portfolio Manager of PIMCO Total Return and PIMCO Low Duration Funds.

Morningstar established its Fund Manager of the Year Awards in 1987 to recognize portfolio managers who "demonstrate excellent investment skill, the courage to differ from consensus, and the commitment to shareholders necessary to deliver outstanding long-term performance" (1/99). Awards are also bestowed on fund managers in the Domestic Equity and International categories.

In making its announcement, Morningstar (1/99) said, "Gross has set PIMCO apart by building a fixed-income management process that blends discipline and flexibility." Morningstar explained that PIMCO's investment committee, led by Bill Gross, was able to aggressively take advantage of declining interest rates but was also able to shelter shareholders from losses by taking a more defensive position when needed.

Morningstar went on to commend Gross for his acumen and independence: "Making small, selective plays on undervalued sectors, such as foreign bonds, high-yield and adjustable rate mortgages, PIMCO has gained an edge with its flexibility. In contrast, many bond managers either limit returns by sticking with overly narrow segments of the market or take on excessive risk by loading up on lower-quality issues such as high-yield bonds."


                                    [PHOTO]
                Morningstar's Fixed Income Manager of the Year:
                Bill Gross (seated left) and his management team.


Past performance is no guarantee of future results. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. Selection of these funds by Morningstar was not based solely on performance. Morningstar chose Institutional Class shares for use in its plan. Expense ratios differ by share class. A PIMCO equity fund was formerly available within Morningstar's 401(k) plan. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to monthly charges. See page 9 for more details.

Inflation-Protection Bonds: An Essential Asset Class


[GRAPHIC]

Inflation crested in the 1970's, with prices (as measured by the Consumer Price Index) increasing as much as 13.3% in one year. But starting in the early 80's, the inflation wave receded to the point where prices rose less than 2% last year. In the midst of this low-inflation environment, the U.S. government began issuing TIPS--Treasury Inflation-Protection Securities. Could these bonds be a worthwhile addition to your portfolio? The answer is probably yes. Inflation-protection bonds allow your portfolio to stay on course--undisturbed by inflation's ups and downs.

Introducing inflation-protection bonds

Inflation-protection bonds do what no other asset class does--seek to protect an investor's purchasing power by offering a fixed "real" (meaning after-inflation) yield. Specifically, these bonds pay a fixed coupon, but adjust the principal value of the bonds in accordance with changes in the rate of inflation. That means that if the Consumer Price Index rises, the bond's principal value will be increased at the same rate. As a result, the interest income calculated off of that principal value will also increase at the same rate --maintaining the investor's purchasing power. Investors should be aware that if the Consumer Price Index decreased (a situation called deflation), the bond's principal value and interest income would also decrease. The last time the Consumer Price Index fell for the year was 1954.


Here's how it works

To really understand how inflation-protection bonds work, consider this example. Assume a bond was issued in January at an original par value of $1,000 and a fixed 4% coupon. Also assume that inflation for the year was 2%. At the end of the year, the par value of the bond would have increased to $1,020, matching the 2% increase in inflation. The annual interest payment from the bond would be $40.80. So, while prices have gone up, the investor's interest income has gone up as well, and he or she can still afford to buy the same amount of goods or services.

Protecting Purchasing Power Hypothetical example of how TIPs adjust to various inflation rates

  January                                    Annual               December                 Annual
  Original Par Value      Fixed Yield        Inflation Rate       Year-end Par Value       Interest Payment
  ---------------------------------------------------------------------------------------------------------
  $1,000                  4%                  2%                  $1,020                   $40.80
  $1,000                  4%                 10%                  $1,100                   $44.00

This example is shown only to illustrate how TIPS respond to changes in inflation. It is not a reflection or prediction of the return of any PIMCO Fund and it does not reflect any fees or expenses that would be charged by a fund.


The advantages of investing through a mutual fund

Investing in inflation-protection bonds through a mutual fund can offer investors numerous advantages.


 . Dedicated professionals

Inflation-protection bonds are a new and relatively complex asset class, making it difficult for most individual investors to get up to speed. Mutual funds are managed by professionals dedicated to an investment specialty.

 . Income distribution

Investors who hold inflation-protection bonds in taxable accounts will owe tax each year--not just on the income received, but also on the accrued principal. In many cases, that means they will have to pay taxes on income they won't receive until the bond matures. Mutual funds can distribute monthly income and yearly capital gains, so that investors receive the income when they are being taxed.

 . Liquidity

It can be difficult for investors to buy--or more importantly sell--securities whenever they want. Mutual funds provide easy access to your money, usually within one business day.

Currently there are only a handful of fund families offering mutual funds specializing in inflation-protection bonds, including PIMCO's Real Return Bond Fund.

A core portfolio holding

There are several compelling reasons to make inflation-protection bonds a core holding of any diversified portfolio--no matter what is happening with inflation.

1. Competitive returns

As a result of the current low-yield environment, the real yields offered by TIPS are actually greater than those from equivalent-maturity Treasury bonds.

2. Minimal risk exposure

Bonds, CDs, savings accounts. While these investment options are often touted as "low risk," investors need to keep in mind that they are still exposed to inflation risk--the risk that the return on their investment will be eaten away by rising costs. Inflation-protection bonds offer investors an opportunity to eliminate inflation risk.


Inflation-Indexed Bonds Have Outperformed
Real yields for TIPS and Treasury bonds as of 9/30/99

                                     Yield   -  Inflation   =   Real Return
  5 Year Treasury Bond                5.8%         2.3%            3.5%
  5 Year Inflation-Protection Bond    3.9%         n/a             3.9%
  10 Year Treasury Bond               5.9%         2.3%            3.6%
  10 Year Inflation-Protection Bond   4.1%         n/a             4.1%

Past performance is no guarantee of future results. This example is for illustrative purposes only and does not reflect or predict the return of any PIMCO Fund and does not reflect any fees or expenses that would be charged by a fund. Inflation in this example is measured by the Consumer Price Index (CPI) and there can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time.

3. Getting in on the ground floor
The prolonged stock market rally has many investors concerned that inflation will be heating up again.

Recent signs of rising oil prices, international unrest and increasing employment costs have added fuel to the fire. Over the years, the Federal Reserve Board has made preemptive strikes to combat inflation threats, but no one knows for sure what lies ahead. Waiting for prices to start climbing before you invest in inflation-protection bonds is equivalent to closing the barn door after the cows get out. To protect your portfolio, you should consider making these bonds a core holding now. In this way, you will be protected if inflation does rise, and you will take maximum advantage of the adjustments to principal that come with an increase in inflation.

4. New market inefficiencies

The U.S. government first issued TIPS in 1997-- not quite 3 years ago. New markets of this sort can be inefficient.


Jeremey Siegel, Wharton Business School professor and noted author of Stocks for the Long Run, has been quoted as saying that U.S. government-issued inflation-protection bonds are "the asset of choice" to combine with stocks in a long-term portfolio, namely because he sees inflation-protection bonds as such a "safe alternative to stocks."*

*Source: The Wall Street Journal, 6/21/99

Sophisticated investors, such as portfolio managers, can identify these inefficiencies and turn them into profitable opportunities.


Find out more

If you would like more information on inflation-protection bonds, go to the PIMCO funds Web site at www.pimcofunds.com.


While TIPS are issued and guaranteed by the U.S. government, the shares of an inflation-protection bond fund are not. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed.

Bond Market
Inflation Fears Lift Bond Yields


Long-term interest rates rose during the past six months as inflation fears continued to dominate the fixed-income marketplace. Bond prices in many sectors reacted negatively, and by August the 30-year Treasury yield had climbed as high as 6.28%.

The Federal Reserve raised short-term interest rates twice over the past six months, taking back two of the three rate cuts of last year. But sentiment turned positive when it became clear that the Fed was not embarking on a series of protracted interest rate hikes. However, Alan Greenspan's renewed concerns about high equity valuations caused the bond market to shift again, leaving long-term interest rates near two-year highs by the end of September.

Interest rates around the world moved in lock step as the global recovery continued. Europe's economic prospects remained positive. Asian economies continued to mend. However, Japan's recovery was jeopardized as the yen's renewed strength threatened exports and the Bank of Japan failed to respond. In the U.S., despite significantly lower second quarter GDP figures, consumption continued to surge, fueled by past stock market gains.

Concerns about liquidity at year-end caused a surge of new issuance in the bond market during the third quarter. Yield differentials widened as a result. The high yield and municipal segments, in particular, were negatively affected.

Looking ahead, we see signs that the U.S. economy could slow towards the end of the year. The backup in interest rates and the recent uncertainty in the stock market will soon begin to have a negative impact on both consumer and business spending. In addition, higher gasoline prices are cutting into discretionary income and much of the investment for Y2K is now behind us.

In our opinion, the worst of the rise in yields may be behind us. Over the next year we think 30-year Treasury yields will fluctuate between 5.75% and 6.25%. While still a narrow range, a slowing economy could push Treasury yields to the lower end.

Long-term interest rates continue to rise.

[GRAPH]

                                30-Year
                             U.S. Treasury
                               Yields (%)
                         -----------------------
10/02/1998                         4.8
10/09/1998                         5.1
10/16/1998                         5.0
10/23/1998                         5.2
10/30/1998                         5.2
11/06/1998                         5.4
11/13/1998                         5.3
11/20/1998                         5.2
11/27/1998                         5.2
12/04/1998                         5.0
12/11/1998                         5.0
12/18/1998                         5.0
12/25/1998                         5.2
01/01/1999                         5.1
01/08/1999                         5.3
01/15/1999                         5.1
01/22/1999                         5.1
01/29/1999                         5.1
02/05/1999                         5.4
02/12/1999                         5.4
02/19/1999                         5.4
02/26/1999                         5.6
03/05/1999                         5.6
03/12/1999                         5.5
03/19/1999                         5.6
03/26/1999                         5.6
04/02/1999                         5.6
04/09/1999                         5.5
04/16/1999                         5.6
04/23/1999                         5.6
04/30/1999                         5.7
05/07/1999                         5.8
05/14/1999                         5.9
05/21/1999                         5.8
05/28/1999                         5.8
06/04/1999                         6.0
06/11/1999                         6.2
06/18/1999                         6.0
06/25/1999                         6.2
07/02/1999                         6.0
07/09/1999                         6.0
07/16/1999                         5.9
07/23/1999                         6.0
07/30/1999                         6.1
08/06/1999                         6.2
08/13/1999                         6.1
08/20/1999                         6.0
08/27/1999                         6.0
09/03/1999                         6.0
09/10/1999                         6.0
09/17/1999                         6.1
09/24/1999                         6.0
09/30/1999                         6.1

Source: Bloomberg



Stock Market

The Market Broadens and Then Narrows Again

The stock market took investors on a bumpy ride over the six-month period ended September 30, 1999. After rising to new highs on the coattails of large-cap growth stocks in the first quarter of 1999, the market rotated in the second quarter, favoring lower valuation and smaller capitalization issues. The third quarter saw lackluster performance from nearly all segments of the market, as performance was held hostage by the specter of inflation and rising interest rates.

After dominating the market for much of 1998 and the first quarter of 1999, large-cap growth stocks fell out of favor in the second quarter as interest rates crept upward. As a result, investors shifted assets into lower valuation, less interest-rate sensitive cyclical companies. These firms displayed signs of improvement, due for the most part to the global economic recovery. Then large-cap growth stocks returned to favor in late June and early July as interest rates appeared to retreat. However, this trend was short-lived: interest rates rose in August and this segment of the market ended the third quarter having lost ground since the first quarter.

The technology sector, with the exception of Internet stocks, was one of the few areas of the equity market that outperformed in the second and third quarters. Strong earnings reports helped buoy this sector, despite pressure from rising interest rates, as these companies were able to justify their valuations with high earnings growth. Areas of particular excitement in technology included semiconductor, cell phone handset and fiber optic companies. Internet issues, with low or no earnings, were unable to justify their valuations in the eyes of many investors, causing them to underperform in the second and third quarters.

Looking ahead, we are cautiously optimistic that the heightened concern over interest rates will abate and the market will resume its rise. We are also hopeful that the market will continue to broaden as the global economy continues its recovery.



The market continues its ascension.

[GRAPH]

                       S&P
                       500
                      Index
              ----------------------
10/02/1998           1002.60
10/09/1998            984.39
10/16/1998           1056.42
10/23/1998           1070.67
10/30/1998           1098.67
11/06/1998           1141.01
11/13/1998           1125.72
11/20/1998           1163.55
11/27/1998           1192.29
12/04/1998           1176.74
12/11/1998           1166.46
12/18/1998           1188.03
12/25/1998           1226.27
01/01/1999           1229.23
01/08/1999           1275.09
01/15/1999           1243.26
01/22/1999           1225.19
01/29/1999           1279.64
02/05/1999           1239.40
02/12/1999           1230.13
02/19/1999           1239.19
02/26/1999           1238.33
03/05/1999           1275.47
03/12/1999           1294.59
03/19/1999           1299.29
03/26/1999           1282.80
04/02/1999           1293.72
04/09/1999           1348.35
04/16/1999           1319.00
04/23/1999           1356.85
04/30/1999           1335.18
05/07/1999           1345.00
05/14/1999           1337.80
05/21/1999           1330.29
05/28/1999           1301.84
06/04/1999           1327.75
06/11/1999           1293.64
06/18/1999           1342.84
06/25/1999           1315.31
07/02/1999           1391.22
07/09/1999           1403.28
07/16/1999           1418.78
07/23/1999           1356.94
07/30/1999           1328.72
08/06/1999           1300.29
08/13/1999           1327.68
08/20/1999           1336.61
08/27/1999           1348.27
09/03/1999           1357.24
09/10/1999           1351.66
09/17/1999           1335.42
09/24/1999           1277.36
09/30/1999           1282.71

Source: Bloomberg

Managing Director and Portfolio Manager
Q&A with Bill Gross


Manager Spotlight


Bill Gross is a PIMCO founder and Managing Director. He is also the portfolio manager of the highly rated PIMCO Total Return and Low Duration Funds, and leader of the team that manages the StocksPLUS Fund. Mr. Gross's views on the financial markets are regularly featured in The Wall Street Journal, Barron's, Money and The New York Times. We recently spoke with him about his latest outlook for the economy and the bond market.


[PHOTO]


Q: Has the bond market stabilized after backing up for most of the year?

A: While long-term interest rates ended the quarter about where they started, the quarter was anything but stable. Investors heaved a sigh of relief after the Fed rate hike on June 30. But this relief was short-lived as inflation fears soon dominated the market again, sending 30-year Treasury yields as high as 6.28%. The market rallied after the August 24 rate hike because wording in the Fed's statement suggested further tightening was unlikely. However, the good news didn't last long as new highs in the stock market forced Greenspan to reiterate his concern about "overvalued" equity prices. And although the deteriorating trade situation and weakness in the dollar relative to the yen helped cool off stocks, long-term interest rates remained stuck around 6%.


Q: Where are interest rates headed?

A: I think the worst of the run-up in yields is behind us. Although Treasuries will probably remain in a narrow range of 5.75% to 6.25%, there is a good chance the U.S. economy will slow, which will ease inflation pressures, and keep the Fed from raising short-term interest rates again. By year's end, the mini-bear market could be over, allowing for positive returns for the bond market.


Q: What leads you to believe the economy will slow?

A: There are four reasons. First, the rise in interest rates that has already occurred this year will slow spending by both consumers and corporations. Second, as corporate profit margins are squeezed by higher borrowing costs, stock prices will likely suffer. This will slow the "wealth effect" consumption the economy needs to sustain its current growth rate. Third, increases in gasoline prices may prove to be disinflationary rather than inflationary. That's because gasoline is an essential commodity and higher prices actually cut into discretionary spending. Finally, the massive amount of spending to prepare for Y2K is now largely behind us.


Q: Is the global recovery still on track? Will it lead to higher inflation?

A: The global recovery is still moving forward, but it faces a number of obstacles. The world remains plagued by over-capacity. Europe's inflexible labor market makes productivity gains and the implementation of technology difficult. And, Asia's high personal savings rate is an impediment to increasing consumer demand, keeping Asian economies focused on exports. As a result, the world economy is unlikely to achieve its full growth potential, which will likely keep inflation subdued.


Q: Are there any sectors of the bond market you like right now?

A: I think high-quality "spread" products such as mortgages are attractive. At a yield of close to 7.5%, GNMA (Government National Mortgage Association) bonds are a good value. I also recommend TIPS (Treasury Inflation-Protected Securities) which protect an investor's purchasing power by adjusting their principle in line with changes in the Consumer Price Index. These securities offer a real yield of 4%, high by historical standards. Add the adjustment for inflation--about 2.5% in our view--and the bond provides a "nominal" equivalent yield of 6.5%.


Past performance is no guarantee of future results. The views of Mr. Gross are not indicative of the past or future performance of any PIMCO Fund.

PIMCO Short-Term Fund
A Higher Yielding Short-Term Investment


Fund
Spotlight


Like many investors, you may have found yourself wondering how long the stock market's record-breaking bull run can continue. And if you were nervous before, the Dow's recent 500+ point dip--its biggest weekly point loss ever--probably added fuel to the fire.

So now, although the market began to recoup its losses as the fourth quarter began, you may be unsure about what to do with any cash you have on hand. Do you continue to add to your burgeoning stock portfolio? Or seek a so-called safer haven--a CD or money market instrument, perhaps?

There is another alternative--one that entails less risk than a stock investment, yet provides greater yield potential than a CD. Investing in a short-term bond fund could be the solution you're looking for. And PIMCO Short-Term Fund is an attractive choice. Here's why:


The potential for higher yield
PIMCO Short-Term Fund has a record of delivering higher yields than government insured CDs. As Morningstar (1/11/99) says, the Fund has "succeeded where many of its competitors have failed. Over its 10-plus year history it has beaten the returns of a six-month CD after expenses." So for investors comfortable taking on incremental risk in exchange for higher return potential, the Short-Term Fund may be a sensible option.


A record of low volatility
The Fund's Net Asset Value (NAV) has fluctuated only 3% since inception in 1987. This is due, in part, to the fact that short-term bonds are less sensitive to changes in interest rates than longer-term bonds. The Fund's focus on maintaining a minimum average quality of AA also helps it avoid unnecessary price fluctuations. So even if the Fed continues to raise interest rates, the Fund's NAV is likely to steer a comparatively steady course.


Noteworthy performance
PIMCO Short-Term Fund has routinely outperformed both money market funds and other short-term bond funds. Since inception, the Fund has produced a 6% annual return, beating that of money market funds (as measured by the Lipper Money Market Fund Average). It has also outperformed an average of mutual funds with a similar objective (as measured by the Salomon Bros. 3-Month Treasury Bill Index) over the last 3-, 5-, 10-year and since inception periods ended 9/30/99. This has earned the Fund an overall ***** rating from Morningstar as of 9/30/99, among 1,585 taxable bond funds. (See page 9 for more details.)


An experienced manager
The Fund is managed by short-term bond specialist Paul McCulley. He is also responsible for supervising short-term securities at PIMCO. McCulley has 16 years of experience, most recently at Warburg Dillon Read where he served as a Managing Director and Head of both Economic Research for the Americas and Fixed Income Strategy for the U.S. He holds a BA from Grinnell College and an MBA from Columbia University.


Part of a long-term investment strategy
We've made the case for PIMCO Short-Term Fund as a good place to invest new money. But the Fund also can play an invaluable role in a properly allocated investment portfolio. Over the long term, a short-term bond fund will serve as a good counterbalance to investments entailing greater risk, such as long-term bonds and stocks.

To learn more, call us at 1-888-87-PIMCO, or visit our Web site at www.pimcofunds.com.


PIMCO Short-Term Fund Has Provided Higher Yields
Month-End Yields versus CDs

                                    [GRAPH]


Date.                      CDs                    PIMCO Short-Term Fund
September 1994             2.49%                           3.23%
                           2.58%                           3.40%
                           2.72%                           3.43%
                           2.91%                           4.00%
                           3.05%                           4.36%
                           3.13%                           4.69%
                           3.23%                           4.93%
                           3.31%                           4.33%
                           3.44%                           5.03%
                           3.66%                           5.42%
                           3.88%                           6.37%
                           4.12%                           6.03%
                           4.19%                           6.27%
                           4.34%                           6.72%
                           4.38%                           7.01%
                           4.35%                           7.32%
                           4.28%                           7.59%
                           4.27%                           6.90%
                           4.24%                           6.93%
                           4.22%                           6.47%
                           4.27%                           5.90%
                           4.29%                           6.13%
                           4.26%                           6.08%
                           4.14%                           6.13%
                           4.10%                           5.76%
                           4.07%                           5.19%
                           4.18%                           5.69%
                           4.23%                           5.50%
                           4.12%                           5.56%
                           4.06%                           5.58%
                           4.09%                           5.57%
                           4.10%                           5.67%
                           4.11%                           5.58%
                           4.11%                           5.60%
                           4.11%                           5.59%
                           4.06%                           5.56%
                           4.06%                           5.39%
                           4.07%                           4.99%
                           4.08%                           5.14%
                           4.16%                           5.39%
                           4.18%                           5.43%
                           4.16%                           5.44%
                           4.10%                           5.67%
                           4.11%                           5.58%
                           4.11%                           5.60%
                           4.11%                           5.59%
                           4.06%                           5.56%
                           4.06%                           5.39%
                           4.07%                           4.99%
                           4.08%                           5.14%
                           4.16%                           5.39%
                           4.18%                           5.43%
                           4.16%                           5.44%
                           4.14%                           5.43%
                           4.14%                           5.43%
                           4.13%                           5.51%
                           4.12%                           5.43%
                           4.13%                           5.57%
                           4.11%                           5.61%
                           4.03%                           5.53%
                           4.09%                           5.40%
                           4.10%                           5.47%
                           4.00%                           5.10%
                           4.00%                           5.10%
                           4.00%                           5.40%
                           4.01%                           5.20%
                           4.02%                           5.30%
                           3.93%                           5.40%
                           3.70%                           5.10%
                           3.70%                           5.20%
                           3.70%                           5.10%
                           3.61%                           4.98%
                           3.59%                           4.98%
                           3.56%                           4.66%
                           3.53%                           4.93%
                           3.58%                           4.97%
                           3.62%                           5.16%
                           3.70%                           5.03%
                           3.81%                           4.98%
September 1999             3.86%                           5.23%

Past performance is no guarantee of future results. CDs are guaranteed as to repayment of principal and interest by an agency of the U.S. government. However, the investment return of bonds and bond funds will fluctuate and the value of an investor's shares will be worth more or less than the original cost when redeemed. The Fund's month-end prices and yields are based on monthly periods for its Institutional Class shares prior to February 1997 and are calculated in accordance with current Securities and Exchange Commission regulations. CD yield is the month-end average paid on 3-month retail CDs offered by major banks. (Source: Banxquote Money Market)

In the News

Recent News on PIMCO Funds

PIMCO Funds and the PIMCO Funds portfolio managers were mentioned in numerous print and television media during the third quarter of this year. The following are highlights from a few of those features.


 . Bill Gross Repeatedly Recognized Among the Industry Experts PIMCO's Bill Gross was the only portfolio manager named to three different publications' recent roundups of leading industry experts. The September issue of SmartMoney ranked Gross #12 among its 30 Power Brokers, a listing of the most influential people in the mutual fund industry. Worth's October edition included him as one of Wall Street's 25 Smartest Players. And Money, in its October issue, placed Gross as the sole bond manager in its Ultimate Investment Club, "an exclusive group of world-class investors." Also, a feature article in the October issue of Individual Investor, entitled "The King of Bonds," highlighted Gross's dominance in the fixed-income arena and his ability to forecast interest rates.

 . Diversity in Technology As Internet stocks continued to confuse investors with their unstable activity, those funds that diversify across the technology spectrum drew attention. The PIMCO Innovation Fund was highlighted in an August 5th article in The Wall Street Journal that presented the difference in volatility between Internet funds and diversified technology portfolios.

 . PIMCO Innovation Fund Manager on CNNfn In September, PIMCO Innovation Fund portfolio manager Dennis McKechnie appeared on CNNfn, sharing his views on the technology sector. In particular, he focused on telecom and Internet businesses, which he believes will continue to grow at a rapid pace as Internet and cell phone subscriptions increase worldwide. Make sure to check www.pimcofunds.com for notice of upcoming PIMCO Funds TV appearances.

Morningstar Inc., an independent organization, provides investors with information regarding a wide range of investment products. One service offered by Morningstar is assigning star ratings to the mutual funds it tracks. Funds begin to be rated once they have a three-year record. The highest Morningstar rating is five-stars, and the lowest rating is one-star. Following are the PIMCO Fund family's five- and four-star rated Funds as of September 30, 1999.

--------------------------------------------------------------------------------
   PIMCO STOCK FUNDS      Overall        3 Year       5 Year           10 Year
--------------------------------------------------------------------------------
   StocksPLUS             *****          5            5                -
   Innovation             *****          5            -                -
   Capital Appreciation   ****           4            4                -
--------------------------------------------------------------------------------
   PIMCO BOND FUNDS       Overall        3 Year       5 Year           10 Year
--------------------------------------------------------------------------------
   Short-Term             *****          5            5                4
   Low Duration           *****          5            5                5
   Total Return           *****          5            4                5
   High Yield             *****          5            5                -
   Foreign Bond           *****          5            5                -

The chart above is based on September 30, 1999 Morningstar ratings. Overall rating is a weighted average of a fund's 3-, 5- and 10-year ratings (when applicable). During the 3-, 5- and 10-year periods there were 3,210, 2,010 and 751 domestic equity funds and 1,585, 1,153 and 374 taxable bond funds rated, respectively.

Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to monthly changes. Therefore, past ratings are not a guarantee of future results. Overall ratings are calculated from a fund's 3-, 5- and 10-year (if applicable) average annual total returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. With the exception of Innovation, ratings are based on institutional class shares. Class D shares, which were initially offered on April 1998, have not yet been rated by Morningstar. Had Class D shares been in existence for the same time period as the institutional class shares, they may have received different ratings due to Class D shares' higher expenses. Innovation rating based on Class A shares. Other ratings may vary. 5-star ratings are limited to the top 10% of funds in an investment category; the next 22.5% earn 4 stars, and the next 35% earn 3 stars. Institutional class shares generally have a $5 million minimum investment. Under special circumstances, institutional shares may be available. Call for details.

Service
Update

New Manager of PIMCO Short-Term Fund

Introducing Paul McCulley

[PHOTO]

Paul McCulley
Executive Vice President,
Manager of PIMCO Short-Term Fund


Paul McCulley was recently named manager of PIMCO Short-Term Fund. Early in his career, he worked at Pacific Investment Management Company as an account manager and monetary policy specialist. At the time, Bill Gross referred to his knowledge of Federal Reserve strategy and its effects on bonds as "legendary."

Before his return to PIMCO, McCulley was Managing Director, Chief Economist for the Americas, and head of U.S. fixed-income strategy for Warburg Dillon Read. During 1996-1998 he was named to six seats on the Institutional Investor All-America Fixed-Income Research Team.

In his new position, Mr. McCulley will be responsible for all short-term portfolios, including PIMCO Short-Term Fund. His talents and background ensure that he will be a key contributor in developing economic and investment strategies. He will be sharing his intimate knowledge of Fed policy through a monthly newsletter entitled "Fed Focus." To read this column, visit PIMCO Funds at www.pimcofunds.com.

For more detailed information on PIMCO Short-Term Fund, please turn to page 20.



A Word About the Year 2000

We at PIMCO are dedicated to making our computer systems fully operational before, during, and after 2000. Similarly, our analysts and portfolio managers take Year 2000 risks into account along with other investment considerations when making investment decisions, such as choosing counterparties and evaluating risks associated with portfolio securities. This evaluation often differs for different issuers and depends upon the investment objectives, policies, and restrictions applicable to a portfolio. The information available for different issuers and counterparties varies substantially in accuracy and completeness. In particular, little information exists about companies that are not registered with the United States Securities and Exchange Commission and about foreign issuers, counterparties, markets and other institutions.

While we are dedicated to making a smooth transition to Year 2000, we cannot guarantee investment performance or that Year 2000 will not result in losses. Investments in companies with real or perceived Year 2000 problems may decline in value or fail on scheduled dividend, interest or principal payments. Any such failures may affect the fund's performance./1/

/1/ This is a Year 2000 Readiness Disclosure.

What's new @ www.pimcofunds.com

Visit the New PIMCO Funds Bond Center for the Best in Online Bond Information and Analysis


Finally, there's terra firma in cyberspace! Investors looking for bond information from a bricks and mortar company with a solid reputation can now access it through the PIMCO Funds Bond Center.

Newly launched in October 1999, the Bond Center offers investors unique access to the investment analysis and views of PIMCO founder Bill Gross and his team of experienced fixed-income professionals.

In one place, you'll be able to find interest rate analysis, bond market commentary, insight into PIMCO's investment philosophy and detailed information about the PIMCO family of bond funds. The Bond Center takes Bill Gross and his management team's investment expertise and brings it to your desktop. It's one of the richest sources of information on bonds and bond mutual funds available.

Here's a quick rundown of highlights from the PIMCO Funds Bond Center:

 . Bill Gross's Investment Outlook
A monthly commentary on the bond market, the economy and interest rate trends from Morningstar's 1998 Fixed Income Manager of the Year. You'll enjoy Mr. Gross's lively and wide-ranging writing style.

 . Regular Fund Manager Updates
Timely reviews and forecasts from the managers of PIMCO's bond funds, with insight into the Funds themselves and into the managers' respective areas of expertise.

 . Monthly Focus on the Fed
Fed Focus is a regular feature from Paul McCulley, who heads up PIMCO's short-term desk and manages PIMCO Short-Term Fund. Each month, McCulley will take you behind the headlines to reveal invaluable insight into the workings of the Fed.

 . PIMCO's Sector-Specific Investment Philosophies
PIMCO's fixed-income investment expertise extends far beyond its total return investment philosophy. Through the Bond Center, you can access PIMCO white papers that will give you an in-depth understanding of the sector-specific strategies guiding the management of PIMCO's bond portfolios.

 . And much, much more.
Check out the PIMCO Funds Bond Center today for comprehensive information about fixed-income investing from America's leading bond manager. To access the Bond Center, visit our Web site at www.pimcofunds.com, and click on "Bond Center" at the top of our Home Page.

The PIMCO Funds Family

PIMCO Funds offers unique access to the investment expertise of PIMCO Advisors L.P. PIMCO manages $256 billion, including assets for 46 of the 100 largest U.S. corporations.

The firm's institutional heritage is reflected in the PIMCO Funds, each seeking the highest caliber performance in a specific investment style. To learn more about any of the PIMCO Funds, please call us at 1-888-87-PIMCO.


                  Fund Name               Objective                                  Primary Portfolio Composition
------------------------------------------------------------------------------------------------------------------------------------

Blend             Capital Appreciation    Growth of capital                          Stocks of larger-capitalized companies the
Stock Funds                                                                          manager believes are reasonably priced

                  Mid-Cap Growth          Growth of capital                          Stocks of medium-capitalized companies the
                                                                                     manager believes are reasonably priced
------------------------------------------------------------------------------------------------------------------------------------

Value             Equity Income           Current income and long-term growth        Stocks of companies with below-average P/Es
Stock Funds                                                                          and above-average dividends

                  Renaissance             Long-term growth of capital and income     Stocks with below-average valuations

                  Value                   Long-term growth of capital and income     Stocks of companies with below-average P/Es

------------------------------------------------------------------------------------------------------------------------------------

Enhanced Index    Tax-Efficient Equity    Maximum after-tax growth of capital        Stocks of larger-capitalized companies
Funds
                  StocksPLUS              Total return exceeding the S&P 500 Index   S&P 500 stock index futures backed by a
                                                                                     portfolio of short-term, fixed-income
                                                                                     securities

                  Strategic Balanced      Maximum total return                       Securities eligible for purchase by the PIMCO
                                                                                     StocksPLUS and Total Return Funds
------------------------------------------------------------------------------------------------------------------------------------

Sector Related    Innovation              Capital appreciation                       Stocks of technology-related companies
Stock Funds
------------------------------------------------------------------------------------------------------------------------------------

Short Duration    Low Duration            Maximum total return                       Shorter-term, investment grade bonds (1-3 year
Bond Funds                                                                           duration)

                  Short-Term              Maximum current income consistent with     Money market securities and short-term bonds
                                          preservation of capital and daily          (up to 1 year duration)
                                          liquidity
------------------------------------------------------------------------------------------------------------------------------------

Intermediate      Total Return            Maximum total return                       Intermediate-term, investment grade bonds
Duration                                                                             (3-6 year duration)
Bond Funds

                  Total Return Mortgage   Maximum total return                       Intermediate-term, investment grade
                                                                                     mortgage-related securities
------------------------------------------------------------------------------------------------------------------------------------

International     Foreign Bond            Maximum total return                       Investment-grade foreign bonds (3-7 year
Bond Funds                                                                           duration)
------------------------------------------------------------------------------------------------------------------------------------

High Yield        High Yield              Maximum total return                       High-yield bonds (2-6 year duration)
Bond Funds
------------------------------------------------------------------------------------------------------------------------------------

Tax Exempt        Municipal Bond          High current income exempt from            Investment grade municipal bonds (3-10 year
Bond Funds                                federal taxes, preservation of capital     duration)
------------------------------------------------------------------------------------------------------------------------------------

Inflation-Indexed Real Return Bond        Maximum total return                       Inflation-adjusted government bonds
Bond Funds
------------------------------------------------------------------------------------------------------------------------------------



For more information on the risks associated with these Funds, see page 25.

Pacific
Investment
Management
Series

PIMCO Funds Semi-Annual Report

Dear Fellow Shareholder:

Over the last six months, while the U.S economy continued to steam ahead, the stock and bond markets have experienced a mix of ups and downs. The stock market has taken investors on a bit of a roller coaster ride, with the technology sector (excluding Internet stocks) remaining one of the few areas of the market to outperform.

     It's been a turbulent time for most sectors of the bond market, too, as they reacted negatively to the continued strength of the U.S. economy and to rising interest rates. The Fed raised the short-term interest rate twice in the past six months, bringing it back up to 5.25%, but we are optimistic that this is not the beginning of a protracted series of rate hikes, such as occurred in 1994.

     Yet, despite all this volatility, the funds in the PIMCO Funds Pacific Management Series have continued to experience strong relative performance across the board. It's this kind of solid performance--even in difficult times--that has helped build PIMCO's reputation as America's leading bond manager. In fact, PIMCO Funds is attracting new investors at a rapid rate: it recently surpassed the $50 billion mark in assets under management, making it one of the country's fastest-growing fund families.

     There was more good news. After naming Bill Gross and his investment team Fixed Income Manager of the Year in January, Morningstar announced this summer that it had selected two PIMCO Funds for inclusion in its 401(k) plan--PIMCO Total Return and High Yield Funds. And they're the only bond funds in Morningstar's plan. You may also have noticed Bill Gross's appearance on the investment "all-star" lists of Money, Worth and SmartMoney--the only portfolio manager to make all three lineups. (More on this on page 9.)

     And now to the business at hand. On the following pages, we present detailed information on all the Funds in our Pacific Investment Management Series. I encourage you to review the information and commentary carefully. Once again, I'd like to thank you for the trust you've placed in us through your investment. If you have any questions, call us at 1-888-87-PIMCO. Or visit our Web site at www.pimcofunds.com.


Sincerely,

/s/ Brent R. Harris
Brent R. Harris
Chairman of the Board

October 29, 1999

PIMCO Advisors Holdings L.P. (NYSE:PA), its operating subsidiary PIMCO Advisors L.P. and Allianz AG (EURO:ALV) announced that they have reached a definitive agreement for Allianz AG to acquire majority ownership of PIMCO Advisors, including all of the interests held at PIMCO Advisors Holdings L.P. Under the terms of the agreement, at the closing the units of PA Holdings will be exchanged by way of a merger and there will be no further public ownership of PIMCO Advisors. Additionally, key employees at each of PIMCO Advisors' investment units, including PIMCO's Bill Gross, have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff.

PIMCO Funds Financial Information

We are pleased to present an in-depth review of PIMCO Funds Pacific Investment Management Series as of September 30, 1999. In order to help analyze, compare and contrast the Funds, the report is broken down into a number of sections. Listed below is a table of contents and descriptions of the various sections.

Pages 15-25 Fund Summaries
A summary of a Fund's performance record and portfolio composition, and a review from the Fund's investment manager.

Pages 26-79 Schedule of Investments
The Schedule of Investments includes a listing of securities in the Fund's portfolio as of September 30, 1999, including the number of shares or principal amount and value as of that date.

                                                                Schedule of
Fund Name                          Fund Summary                 Investments

Foreign Bond Fund                  Page 15                      Page 26

High Yield Fund                    Page 16                      Page 31

Low Duration Fund                  Page 17                      Page 36

Municipal Bond Fund                Page 18                      Page 43

Real Return Bond Fund              Page 19                      Page 45

Short-Term Fund                    Page 20                      Page 47

StocksPLUS Fund                    Page 21                      Page 50

Strategic Balanced Fund            Page 22                      Page 54

Total Return Fund                  Page 23                      Page 57

Total Return Mortgage Fund         Page 24                      Page 79

Pages 80-81  Financial Highlights
This chart shows a per share breakdown of the factors that affect a Fund's NAV for the current and past reporting periods. In addition to showing total returns, the chart reports distributions, asset sizes, expense ratios and portfolio turnover rates.

Pages 82-83 Statements of Assets and Liabilities
A "balance sheet" of a Fund as of the last day of the fiscal period. It includes the Fund's class-level NAVs per share by dividing the Fund's class-level net assets (assets minus liabilities) by the number of class-level shares outstanding.

Pages 84-85 Statements of Operations
This statement lists a Fund's income, expenses, and gains and losses on securities and currency transactions, and appreciation or depreciation from portfolio holdings.

Pages 86-88 Statements of Changes in Net Assets
This reports the increase or decrease in a Fund's net assets during the reporting period. Changes in net assets are due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

Page 89 Statement of Cash Flows
For certain Funds that employ leveraging in the investment strategy, this reports the increase or decrease in a Fund's cash balance during the reporting period. Changes in cash balances are due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

Pages 90-95 Notes to Financial Statements
A description of the significant accounting policies of the Funds, and more detailed information about the schedules and tables that appear in the report.

September 30, 1999

OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).

PORTFOLIO:

Primarily investment grade foreign bonds.

DURATION RANGE:

3-7 years

FUND INCEPTION DATE:

12/03/92


TOTAL NET ASSETS:

$579.5 million


PORTFOLIO MANAGER:

Lee Thomas


PIMCO Foreign Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/99

               D Shares       Lipper Intl.  J.P. Morgan
                              Income Fund   Non-U.S.
                              Average       Index (Hedged)
--------------------------------------------------------------------------------
1 year          0.76%        -0.54%          2.16%
3 years         7.91%         3.94%          9.50%
5 years        11.48%         6.83%         11.24%
Inception       9.43%        --             --

Change in Value
$10,000 invested at the Fund's inception

[GRAPH]

                          PIMCO            J.P. Morgan
  MONTH                 Foreign D         Non-U.S. Index
                                             (Hedged)

12/31/1992                10,000              10,000
01/31/1993                10,079              10,091
02/28/1993                10,297              10,274
03/31/1993                10,332              10,280
04/30/1993                10,328              10,281
05/31/1993                10,417              10,338
06/30/1993                10,660              10,549
07/31/1993                10,824              10,667
08/31/1993                11,083              10,889
09/30/1993                11,123              10,936
10/31/1993                11,284              11,082
11/30/1993                11,312              11,159
12/31/1993                11,590              11,390
01/31/1994                11,601              11,333
02/28/1994                11,290              11,078
03/31/1994                11,089              10,977
04/30/1994                10,981              10,899
05/31/1994                10,816              10,779
06/30/1994                10,613              10,669
07/31/1994                10,675              10,739
08/31/1994                10,566              10,636
09/30/1994                10,580              10,645
10/31/1994                10,617              10,687
11/30/1994                10,770              10,838
12/31/1994                10,696              10,813
01/31/1995                10,764              10,931
02/28/1995                10,831              11,072
03/31/1995                10,834              11,297
04/30/1995                11,095              11,477
05/31/1995                11,527              11,854
06/30/1995                11,453              11,814
07/31/1995                11,667              11,963
08/31/1995                11,885              12,067
09/30/1995                12,051              12,258
10/31/1995                12,248              12,395
11/30/1995                12,725              12,667
12/31/1995                12,909              12,785
01/31/1996                13,222              12,939
02/29/1996                12,936              12,787
03/31/1996                13,142              12,893
04/30/1996                13,456              13,047
05/31/1996                13,503              13,136
06/30/1996                13,651              13,245
07/31/1996                13,780              13,345
08/31/1996                14,113              13,522
09/30/1996                14,504              13,810
10/31/1996                14,858              14,038
11/30/1996                15,213              14,319
12/31/1996                15,289              14,339
01/31/1997                15,528              14,518
02/28/1997                15,607              14,611
03/31/1997                15,407              14,533
04/30/1997                15,546              14,690
05/31/1997                15,622              14,767
06/30/1997                15,931              15,018
07/31/1997                16,162              15,257
08/31/1997                16,091              15,275
09/30/1997                16,434              15,545
10/31/1997                16,237              15,645
11/30/1997                16,451              15,757
12/31/1997                16,686              15,962
01/31/1998                16,922              16,174
02/28/1998                17,072              16,318
03/31/1998                17,280              16,464
04/30/1998                17,336              16,548
05/31/1998                17,476              16,774
06/30/1998                17,560              16,847
07/31/1998                17,834              17,003
08/31/1998                17,686              17,338
09/30/1998                18,086              17,749
10/31/1998                17,706              17,722
11/30/1998                18,032              17,914
12/31/1998                18,279              17,892
01/31/1999                18,648              18,114
02/28/1999                18,460              17,993
03/31/1999                18,567              18,207
04/30/1999                18,801              18,438
05/31/1999                18,500              18,363
06/30/1999                18,268              18,078
07/31/1999                18,270              18,031
08/31/1999                18,133              18,063
09/30/1999                18,224              18,132

* Past performance is no guarantee of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 25 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
-----------------------------------
1-5 years                      37%
-----------------------------------
5-10 years                     44%
-----------------------------------
10-20 years                    11%
-----------------------------------
20-30 years                     8%
-----------------------------------
Duration                4.70 years
-----------------------------------

Top 10 Countries
-----------------------------------
United States                39.4%
-----------------------------------
Japan                        11.5%
-----------------------------------
Germany                       8.8%
-----------------------------------
Supranational                 5.2%
-----------------------------------
New Zealand                   4.2%
-----------------------------------
Canada                        3.8%
-----------------------------------
Denmark                       3.6%
-----------------------------------
United Kingdom                3.3%
-----------------------------------
Spain                         3.2%
-----------------------------------
Cayman Islands                1.9%
-----------------------------------

Quality Breakdown
-----------------------------------
AAA                          69.3%
-----------------------------------
AA                           15.0%
-----------------------------------
A                             5.9%
-----------------------------------
BBB                           5.0%
-----------------------------------
BB                            4.2%
-----------------------------------
B                             0.6%
-----------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 1999, the PIMCO Foreign Bond Fund underperformed the J.P. Morgan Non-U.S. Index (Hedged), with Class D shares falling 1.85% compared to a decline of 0.41% for the Index. However, the portfolio has beaten the Lipper International Income Fund Average return over the 1-, 3-, 5-year and since inception periods ended September 30, 1999.

   PIMCO Foreign Bond Fund invests in what we believe to be the safest and most liquid fixed-income securities outside of the United States. By utilizing PIMCO's total return approach, the manager aims to deliver a portfolio that is relatively less volatile than other high yielding, low-quality global bond funds.

   In particular, during the past six months, numerous portfolio strategies were responsible for the Fund's competitive performance. The Fund's below-Index duration (interest rate sensitivity) added to returns as interest rates rose across the globe. Economic data from Europe and Asia continued to improve, suggesting the emergence of a global recovery. By having a relatively low duration, the Fund was able to avoid full exposure to the negative effects of these events.

   Certain regional allocations supported the Fund's positive performance. Emerging market positions aided returns due to their relatively higher yields and diminished market volatility. Country selection within the dollar bloc was a slight positive for the portfolio, especially overweight allocation in Australia and New Zealand--two countries that benefited from low inflation and strong currencies.

   However, other country selection detracted from the Fund's results. Certain European bloc countries were a slight negative for the Fund. In particular, emphasis on second round European Monetary Union candidates such as Greece and Sweden hurt performance as yield premiums widened due to liquidity concerns. An underweight position in Japan was a negative as Japanese bonds gained, buoyed by demand from domestic institutional investors.

   Going forward, we will continue to target portfolio duration below the benchmark, particularly in Japan, as improving economic fundamentals lead to higher interest rates. In core Europe, we will focus on higher yielding countries such as Spain and Italy, and we will overweight the Euro versus the U.S. dollar due to improving European economic fundamentals. We will also maintain a small position in higher-quality emerging market bonds to take advantage of that region's improving fundamentals.

                                          See page 26 for financial details.  15

September 30, 1999

OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management.


PORTFOLIO:

Primarily high yield bonds.


DURATION RANGE:

2-6 years


FUND INCEPTION DATE:

12/16/92

TOTAL NET ASSETS:

$3.6 billion


PORTFOLIO MANAGER:

Ben Trosky


PIMCO High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/99

               D Shares       Lipper High   Lehman BB
                              Current Yield Int. Corp.
                              Fund Average  Index
--------------------------------------------------------------------------------
1 year          4.29%         4.84%         2.46%
3 years         7.89%         5.51%         7.09%
5 years        10.21%         8.16%         9.10%
Inception      10.35%          --            --

Change in Value
$10,000 invested at the Fund's inception

[GRAPH]

                             PIMCO                Lehman BB
  MONTH                       High                Int. Corp.
                             Yield D                Index

12/31/1992                   10,000                 10,000
01/31/1993                   10,224                 10,211
02/28/1993                   10,409                 10,361
03/31/1993                   10,616                 10,478
04/30/1993                   10,726                 10,566
05/31/1993                   10,801                 10,644
06/30/1993                   11,091                 10,870
07/31/1993                   11,167                 10,980
08/31/1993                   11,288                 11,107
09/30/1993                   11,341                 11,188
10/31/1993                   11,642                 11,338
11/30/1993                   11,728                 11,368
12/31/1993                   11,825                 11,465
01/31/1994                   12,074                 11,657
02/28/1994                   12,068                 11,644
03/31/1994                   11,703                 11,288
04/30/1994                   11,598                 11,221
05/31/1994                   11,679                 11,231
06/30/1994                   11,692                 11,265
07/31/1994                   11,798                 11,402
08/31/1994                   11,894                 11,523
09/30/1994                   11,972                 11,544
10/31/1994                   11,975                 11,571
11/30/1994                   11,923                 11,492
12/31/1994                   12,063                 11,563
01/31/1995                   12,177                 11,749
02/28/1995                   12,507                 12,106
03/31/1995                   12,686                 12,220
04/30/1995                   12,959                 12,465
05/31/1995                   13,331                 12,831
06/30/1995                   13,436                 12,944
07/31/1995                   13,612                 13,062
08/31/1995                   13,713                 13,138
09/30/1995                   13,901                 13,280
10/31/1995                   14,100                 13,384
11/30/1995                   14,267                 13,553
12/31/1995                   14,504                 13,767
01/31/1996                   14,735                 13,990
02/29/1996                   14,747                 13,940
03/31/1996                   14,626                 13,867
04/30/1996                   14,686                 13,862
05/31/1996                   14,731                 13,881
06/30/1996                   14,787                 14,031
07/31/1996                   14,914                 14,107
08/31/1996                   15,153                 14,221
09/30/1996                   15,502                 14,527
10/31/1996                   15,652                 14,729
11/30/1996                   15,987                 15,026
12/31/1996                   16,142                 15,059
01/31/1997                   16,303                 15,203
02/28/1997                   16,550                 15,386
03/31/1997                   16,328                 15,203
04/30/1997                   16,498                 15,392
05/31/1997                   16,869                 15,655
06/30/1997                   17,113                 15,857
07/31/1997                   17,550                 16,330
08/31/1997                   17,539                 16,174
09/30/1997                   17,830                 16,428
10/31/1997                   17,843                 16,484
11/30/1997                   18,009                 16,600
12/31/1997                   18,209                 16,752
01/31/1998                   18,516                 16,953
02/28/1998                   18,611                 17,031
03/31/1998                   18,752                 17,140
04/30/1998                   18,795                 17,228
05/31/1998                   18,888                 17,340
06/30/1998                   19,022                 17,446
07/31/1998                   19,218                 17,536
08/31/1998                   18,441                 17,052
09/30/1998                   18,670                 17,414
10/31/1998                   18,479                 17,191
11/30/1998                   19,254                 17,603
12/31/1998                   19,331                 17,714
01/31/1999                   19,582                 17,897
02/28/1999                   19,416                 17,764
03/31/1999                   19,571                 17,892
04/30/1999                   19,892                 18,075
05/31/1999                   19,506                 17,856
06/30/1999                   19,496                 17,815
07/31/1999                   19,543                 17,883
08/31/1999                   19,461                 17,770
09/30/1999                   19,467                 17,843

* Past performance is no guarantee of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. The investments made by the High Yield Fund may involve high risk and may have speculative characteristics. See page 25 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
-----------------------------------
1 year or less                 10%
-----------------------------------
1-5 years                      20%
-----------------------------------
5-10 years                     64%
-----------------------------------
10-20 years                     4%
-----------------------------------
20-30 years                     2%
-----------------------------------
Duration                4.48 years
-----------------------------------

Sector Breakdown
-----------------------------------
Corporate Bonds & Notes      86.2%
-----------------------------------
Asset-Backed Securities       4.2%
-----------------------------------
Other                         9.6%
-----------------------------------

Quality Breakdown
-----------------------------------
AAA                           1.2%
-----------------------------------
AA                            0.2%
-----------------------------------
A                             1.4%
-----------------------------------
BBB                          11.7%
-----------------------------------
BB                           49.4%
-----------------------------------
B                            36.1%
-----------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 1999, the PIMCO High Yield Fund underperformed the Lehman BB Intermediate Corporate Index, with Class D shares falling 0.52% compared to a decline of 0.28% for the Index. However, the portfolio has beaten its benchmark over the 1-, 3-, 5-year and since inception periods ended September 30, 1999.

   The Fund's manager invests primarily in middle- and upper-tier quality, high yield bonds in an effort to limit the portfolio's exposure to risks associated with the lower-tier of the junk bond market. This strategy assisted returns as much of the high yield market suffered losses due to investor concern about economic growth and corporate profits. There was increased uneasiness about the volatility associated with both the bond and stock markets, and our relatively conservative portfolio provided some shelter from the storm.

   This is not to say that all investment strategies had a positive effect on the Fund. The portfolio's weighting in single-B bonds detracted from performance as they underperformed the more conservative BB benchmark. And a longer-than-benchmark duration (sensitivity to interest rates) hindered returns since bond prices declined during the trailing six months as interest rates rose.

   However, we were able to mitigate some of the negative effects of the above-mentioned positions, thanks mostly to our focus on higher quality. In particular, during the last six months, the manager's preference for senior-secured bonds was a positive as more speculative unsecured issues performed poorly. Exposure to the utility and independent-power producer industry also helped returns as this conservative sector benefited from investor uneasiness. And holdings of collateralized energy bonds gained as a result of both a turnaround in the oil and natural gas sectors and an increased investor preference for secured bonds.

   A small allocation to emerging market and European issues contributed to the Fund's performance as these issues benefited from the recovery in emerging markets and infrastructure development in Europe.

   Going forward, the manager expects to keep average portfolio quality higher than the benchmark given moderating economic growth and high leverage. Defensive holdings, such as utilities, publishing and certain telecommunications sectors, will continue to play an important part in the portfolio. These areas offer more value given that the additional yield paid by more aggressive sectors does not adequately compensate for default and downgrade risks.

16                                           See page 31 for financial details.

September 30, 1999


OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:

Primarily shorter-term, investment grade bonds.


DURATION RANGE:

1-3 years

TOTAL NET ASSETS:

$4.6 billion

FUND INCEPTION DATE:

5/11/87

PORTFOLIO MANAGER:

Bill Gross


PIMCO Low Duration Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/99

                D Shares      Lipper Shrt. Inv.      Merrill Lynch
                              Grade Debt Fund        1-3 yr. Treas.
                              Average                Index
--------------------------------------------------------------------------------
1 year          2.66%         2.69%                  3.23%
5 years         6.68%         5.79%                  6.38%
10 years        7.28%         6.56%                  6.83%
Inception       7.54%          --                     --


Change in Value
$10,000 invested at the Fund's inception

[GRAPH]

                              PIMCO                 Merrill Lynch
  MONTH                   Low Duration D            1-3 yr. Treas.
                                                        Index

05/31/1987                    10,000                    10,000
06/30/1987                    10,091                    10,109
07/31/1987                    10,125                    10,158
08/31/1987                    10,121                    10,167
09/30/1987                    10,094                    10,127
10/31/1987                    10,254                    10,351
11/30/1987                    10,367                    10,414
12/31/1987                    10,425                    10,480
01/31/1988                    10,595                    10,648
02/29/1988                    10,669                    10,735
03/31/1988                    10,733                    10,756
04/30/1988                    10,775                    10,772
05/31/1988                    10,797                    10,756
06/30/1988                    10,895                    10,868
07/31/1988                    10,950                    10,876
08/31/1988                    10,991                    10,899
09/30/1988                    11,090                    11,026
10/31/1988                    11,190                    11,136
11/30/1988                    11,201                    11,106
12/31/1988                    11,248                    11,132
01/31/1989                    11,339                    11,219
02/28/1989                    11,354                    11,219
03/31/1989                    11,395                    11,270
04/30/1989                    11,527                    11,443
05/31/1989                    11,761                    11,614
06/30/1989                    12,015                    11,831
07/31/1989                    12,188                    12,006
08/31/1989                    12,128                    11,932
09/30/1989                    12,187                    12,003
10/31/1989                    12,345                    12,184
11/30/1989                    12,454                    12,299
12/31/1989                    12,513                    12,348
01/31/1990                    12,502                    12,358
02/28/1990                    12,585                    12,416
03/31/1990                    12,649                    12,457
04/30/1990                    12,637                    12,482
05/31/1990                    12,847                    12,673
06/30/1990                    12,982                    12,806
07/31/1990                    13,121                    12,966
08/31/1990                    13,143                    13,005
09/30/1990                    13,212                    13,111
10/31/1990                    13,304                    13,255
11/30/1990                    13,460                    13,386
12/31/1990                    13,601                    13,548
01/31/1991                    13,724                    13,672
02/28/1991                    13,829                    13,754
03/31/1991                    13,943                    13,846
04/30/1991                    14,109                    13,977
05/31/1991                    14,216                    14,062
06/30/1991                    14,302                    14,119
07/31/1991                    14,457                    14,242
08/31/1991                    14,661                    14,437
09/30/1991                    14,848                    14,593
10/31/1991                    14,973                    14,750
11/30/1991                    15,132                    14,903
12/31/1991                    15,383                    15,131
01/31/1992                    15,392                    15,107
02/29/1992                    15,465                    15,160
03/31/1992                    15,469                    15,154
04/30/1992                    15,574                    15,293
05/31/1992                    15,729                    15,432
06/30/1992                    15,872                    15,590
07/31/1992                    16,078                    15,765
08/31/1992                    16,181                    15,903
09/30/1992                    16,338                    16,055
10/31/1992                    16,340                    15,959
11/30/1992                    16,345                    15,933
12/31/1992                    16,511                    16,084
01/31/1993                    16,663                    16,251
02/28/1993                    16,856                    16,390
03/31/1993                    16,947                    16,439
04/30/1993                    17,024                    16,541
05/31/1993                    17,039                    16,495
06/30/1993                    17,204                    16,616
07/31/1993                    17,259                    16,655
08/31/1993                    17,423                    16,800
09/30/1993                    17,486                    16,855
10/31/1993                    17,603                    16,888
11/30/1993                    17,616                    16,892
12/31/1993                    17,735                    16,954
01/31/1994                    17,828                    17,063
02/28/1994                    17,747                    16,954
03/31/1994                    17,666                    16,870
04/30/1994                    17,604                    16,810
05/31/1994                    17,581                    16,834
06/30/1994                    17,613                    16,884
07/31/1994                    17,773                    17,029
08/31/1994                    17,844                    17,089
09/30/1994                    17,814                    17,050
10/31/1994                    17,808                    17,088
11/30/1994                    17,808                    17,012
12/31/1994                    17,794                    17,050
01/31/1995                    17,954                    17,288
02/28/1995                    18,177                    17,525
03/31/1995                    18,246                    17,623
04/30/1995                    18,470                    17,780
05/31/1995                    18,801                    18,091
06/30/1995                    18,893                    18,188
07/31/1995                    18,895                    18,263
08/31/1995                    19,095                    18,372
09/30/1995                    19,261                    18,461
10/31/1995                    19,402                    18,617
11/30/1995                    19,623                    18,782
12/31/1995                    19,851                    18,926
01/31/1996                    19,992                    19,087
02/29/1996                    19,858                    19,006
03/31/1996                    19,844                    18,989
04/30/1996                    19,848                    19,005
05/31/1996                    19,862                    19,044
06/30/1996                    20,058                    19,181
07/31/1996                    20,121                    19,256
08/31/1996                    20,215                    19,323
09/30/1996                    20,496                    19,498
10/31/1996                    20,787                    19,717
11/30/1996                    21,064                    19,868
12/31/1996                    21,003                    19,868
01/31/1997                    21,173                    19,962
02/28/1997                    21,253                    20,007
03/31/1997                    21,162                    20,000
04/30/1997                    21,414                    20,163
05/31/1997                    21,589                    20,301
06/30/1997                    21,753                    20,440
07/31/1997                    22,099                    20,665
08/31/1997                    22,081                    20,684
09/30/1997                    22,271                    20,841
10/31/1997                    22,432                    20,996
11/30/1997                    22,492                    21,047
12/31/1997                    22,661                    21,191
01/31/1998                    22,829                    21,396
02/28/1998                    22,902                    21,415
03/31/1998                    22,996                    21,502
04/30/1998                    23,113                    21,603
05/31/1998                    23,256                    21,718
06/30/1998                    23,307                    21,831
07/31/1998                    23,412                    21,933
08/31/1998                    23,499                    22,209
09/30/1998                    23,971                    22,503
10/31/1998                    23,930                    22,613
11/30/1998                    24,064                    22,594
12/31/1998                    24,206                    22,673
01/31/1999                    24,308                    22,763
02/28/1999                    24,174                    22,652
03/31/1999                    24,375                    22,810
04/30/1999                    24,497                    22,883
05/31/1999                    24,414                    22,868
06/30/1999                    24,421                    22,940
07/31/1999                    24,419                    23,012
08/31/1999                    24,431                    23,079
09/30/1999                    24,609                    23,229

*Past performance is no guarantee of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 25 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
-----------------------------------
1 year or less                 28%
-----------------------------------
1-5 years                      61%
-----------------------------------
5-10 years                     11%
-----------------------------------
Duration                2.15 years
-----------------------------------

Sector Breakdown
-----------------------------------
Corporate Bonds & Notes      41.1%
-----------------------------------
Mortgage-Backed Securities   35.1%
-----------------------------------
U.S. Treasury Obligations     8.3%
-----------------------------------
Asset-Backed Securities       5.2%
-----------------------------------
Other                        10.3%
-----------------------------------

Quality Breakdown
-----------------------------------
AAA                          50.8%
-----------------------------------
AA                            9.9%
-----------------------------------
A                            18.3%
-----------------------------------
BBB                          14.0%
-----------------------------------
BB                            6.5%
-----------------------------------
B                             0.5%
-----------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

PIMCO Low Duration Fund invests in a diversified portfolio of fixed-income securities with an average duration between 1-3 years. The Fund currently has an average quality of AA- and an average duration of 2.15 years. For the six-month period ended September 30, 1999, the Fund underperformed the Merrill Lynch 1-3 year Treasury Index, with Class D shares returning 0.95% compared to 1.84% for the Index.

   However, over the long-term the Fund has managed to outperform, ranking first in the Lipper Short Investment Grade Debt Fund Average over the last 3-,10-year and since-inception periods.

   Historically, the Fund's duration has been longer than the benchmark to take advantage of the higher yields of longer-maturity securities. As a result, in the declining interest rate environment of the past few years, Low Duration has been able to substantially outperform. Yet in 1999, a longer duration has negatively affected the Fund due to rising short-term interest rates. An expanding U.S. economy, fueled by robust growth in consumer spending, drove interest rates on short-term bonds higher during most of the year. Resulting concern about Federal Reserve tightening brought bond prices lower. Yet we do not foresee this trend continuing, and we will continue to maintain an above-benchmark duration.

   Our weight in high quality corporates was a slight drag on performance. The lower-quality section of this market was helped by U.S. growth, as the possibility of default was decreased in the expanding economic environment, and the higher yields these bonds paid boosted their overall total return. We believe this trend will not continue and believe our focus on high credit quality will succeed.

   The Fund's focus on mortgage-backed securities aided performance as these bonds benefited from rising interest rates. This trend eased supply pressures and reduced the incentive for homeowners to prepay their mortgages, enabling the Fund to hold on to these higher-yielding bonds for a longer time period.

   Strategically, we will continue to take advantage of the higher yields offered by going out slightly on the yield curve. We believe domestic expansion will continue, albeit at a more moderate pace, and interest rate volatility will decline.


                                          See page 36 for financial details.  17

September 30, 1999


OBJECTIVE:

High current income exempt from federal income tax, consistent with preservation of capital.


PORTFOLIO:

Investment grade municipal bonds.

DURATION RANGE:

3-10 years

FUND INCEPTION DATE:
12/31/97

TOTAL NET ASSETS:

$55.5 million

PORTFOLIO MANAGER:

Ben Ehlert


PIMCO Municipal Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/99

               D Shares       Lipper                 Lehman Bros.General
                              Gen. Municipal         Municipal Bond
                              Debt Fund Avg.         Index
--------------------------------------------------------------------------------
1 year         -2.73%         -3.07%                 -0.70%
Inception       1.54%            --                     --


Change in Value
$10,000 invested at the Fund's inception

[GRAPH]


                              PIMCO                 Lehman Bros.
  MONTH                  Municipal Bond D            Gen. Muni.
                                                     Bond Index

12/31/1997                   10,000                    10,000
01/31/1998                   10,115                    10,103
02/28/1998                   10,065                    10,106
03/31/1998                   10,070                    10,115
04/30/1998                   10,001                    10,070
05/31/1998                   10,196                    10,229
06/30/1998                   10,228                    10,269
07/31/1998                   10,236                    10,294
08/31/1998                   10,423                    10,454
09/30/1998                   10,560                    10,585
10/31/1998                   10,535                    10,585
11/30/1998                   10,560                    10,622
12/31/1998                   10,569                    10,648
01/31/1999                   10,706                    10,775
02/28/1999                   10,635                    10,727
03/31/1999                   10,641                    10,742
04/30/1999                   10,659                    10,769
05/31/1999                   10,578                    10,707
06/30/1999                   10,381                    10,553
07/31/1999                   10,399                    10,591
08/31/1999                   10,287                    10,506
09/30/1999                   10,270                    10,510

*Past performance is no guarantee of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. See page 25 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
-----------------------------------
1 year or less                  1%
-----------------------------------
1-5 years                      18%
-----------------------------------
5-10 years                     40%
-----------------------------------
10-20 years                    35%
-----------------------------------
20-30 years                     6%
-----------------------------------
Duration                7.82 years

Sector Breakdown
-----------------------------------
Municipal Bonds & Notes      99.8%
-----------------------------------
Other                         0.2%
-----------------------------------

Quality Breakdown
-----------------------------------
AAA                          47.7%
-----------------------------------
AA                           15.4%
-----------------------------------
A                            18.9%
-----------------------------------
BBB                          10.7%
-----------------------------------
BB                            7.3%
-----------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Municipal Bond Fund was launched on December 31, 1997. The Fund seeks high current income exempt from Federal taxes through investment in investment grade municipal securities. A secondary objective of the Fund is to seek capital appreciation.

   For the six-month period ended September 30, 1999, the PIMCO Municipal Bond Fund's Class D shares fell 3.48%, underperforming the Lehman Municipal Bond Index, which fell 2.16% for the same time period.

   Inflation concerns pushed interest rates higher during the second quarter. And although interest rates were only slightly higher after the third quarter, yields fluctuated wildly. The Federal Reserve hiked interest rates in June and again in August but turned neutral, saying that threat of higher inflation should "markedly diminish" in the coming months. However, the bond market remained unsettled as a weakening in the dollar threatened to drive up import prices and renew inflation fears.

   In response, municipal bond yields rose dramatically along the intermediate and long-term portions of the yield curve, reaching three-year highs by the end of September. As a result, municipal bond price performance was negatively affected. The Fund's duration (sensitivity to changes in interest rates) was kept above the benchmark duration, which hurt relative returns as municipal yields rose.

   The Fund's position in general obligation bonds helped performance as these bonds were among the best performing segments of the municipal market over the past six months.

   Looking ahead, we believe the economy will expand more slowly as higher borrowing costs for individuals and companies temper growth in consumer and investment spending. While we expect inflation to remain benign over the longer term, the inflation rate will likely trend somewhat higher over the next several months.

   Going forward, duration will be kept near the benchmark. Intermediate maturity securities will be overweighted, because they have firmer investor support and are likely to have less volatility than longer maturity instruments in our view. The manager will continue to stress a high quality portfolio in an effort to offer above-average returns with below-average risk.

18                                            See page 43 for financial details.

September 30, 1999


OBJECTIVE:

Maximum real return, consistent with preservation of real capital and prudent investment management.

PORTFOLIO:

Primarily inflation-indexed bonds.

TOTAL NET ASSETS:

$117.8 million

FUND INCEPTION DATE:

1/29/97

PORTFOLIO MANAGER:

John Brynjolfsson


PIMCO Real Return Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

 Average Annual Total Return   For periods ended 9/30/99

               D Shares       Lipper Short  Lehman Brothers
                              U.S. Govt.    Inflation Linked
                              Fund Avg.     Treas. Index
--------------------------------------------------------------------------------
1 year         4.84%          2.44%         1.86%
Inception      5.06%            --            --

Change in Value
$10,000 invested at the Fund's inception

[GRAPH]

                         PIMCO                  Lehman Bros.
  MONTH               Real Return D              Infl. Linked
                                                Treas. Index

01/31/1997               10,000                    10,000
02/28/1997               10,031                    10,033
03/31/1997                9,938                     9,896
04/30/1997                9,996                     9,956
05/31/1997               10,053                    10,010
06/30/1997               10,028                     9,978
07/31/1997               10,149                    10,072
08/31/1997               10,167                    10,103
09/30/1997               10,183                    10,123
10/31/1997               10,308                    10,227
11/30/1997               10,359                    10,284
12/31/1997               10,302                    10,241
01/31/1998               10,359                    10,291
02/28/1998               10,344                    10,282
03/31/1998               10,364                    10,277
04/30/1998               10,417                    10,315
05/31/1998               10,456                    10,388
06/30/1998               10,489                    10,414
07/31/1998               10,566                    10,463
08/31/1998               10,570                    10,486
09/30/1998               10,812                    10,697
10/31/1998               10,865                    10,721
11/30/1998               10,846                    10,710
12/31/1998               10,796                    10,646
01/31/1999               10,951                    10,769
02/28/1999               10,923                    10,693
03/31/1999               10,985                    10,689
04/30/1999               11,163                    10,760
05/31/1999               11,240                    10,834
06/30/1999               11,223                    10,841
07/31/1999               11,239                    10,835
08/31/1999               11,293                    10,854
09/30/1999               11,337                    10,896


*Past performance is no guarantee of future results. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 25 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
-----------------------------------
1-5 years                       2%
-----------------------------------
5-10 years                     80%
-----------------------------------
10-20 years                     2%
-----------------------------------
20-30 years                    16%
-----------------------------------
Duration                2.38 years
-----------------------------------

Sector Breakdown
-----------------------------------
U.S. Treasury Obligations    76.4%
-----------------------------------
Corporate Bonds & Notes      10.2%
-----------------------------------
Other                        13.4%
-----------------------------------

Quality Breakdown
-----------------------------------
AAA                          86.3%
-----------------------------------
AA                            2.0%
-----------------------------------
A                             4.5%
-----------------------------------
BBB                           4.6%
-----------------------------------
BB                            2.2%
-----------------------------------
B                             0.4%
-----------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

This Fund seeks to maximize real return, consistent with preservation of real capital through investment in inflation-indexed bonds. Treasury Inflation Protection Securities (TIPS) are offered by the U.S. government and provide purchasing power protection against the corrosive effects of inflation. Specifically, these bonds pay a fixed interest rate, while the principal value fluctuates with changes in the inflation rate (as measured by the Consumer Price Index). And for investors who hold these bonds to maturity, the government guarantees the return of the inflation-adjusted initial principal.

   Over the past six months ended September 30, 1999, PIMCO Real Return Bond Fund returned 3.19% for its Class D shares. It handily outperformed its benchmark, the Lehman Brothers Inflation Linked Treasury Index, which returned 1.93%. And for the one-year period ended September 30, 1999, the Fund returned 4.84% for its Class D shares, beating the Lipper Short U.S. Government Fund Average return of 2.44%.

   Although the Fund may invest in securities that are not inflation-indexed, the manager chose to limit the Fund's weight in this area, as U.S. real yields remained at historically high levels. Over the past six months, as inflation concerns pushed interest rates higher, inflation-indexed bonds exhibited less yield volatility than conventional Treasury yields. This boosted the performance of the asset class relative to conventional Treasuries and other bond classes.

   The yield volatility of the inflation-indexed bonds in the portfolio was further reduced through duration (sensitivity to changes in interest rates) management. The Fund's real yield duration was kept below the benchmark duration, aiding relative returns as real yields increased. The Fund's net interest income exceeded the benchmark due to a small allocation to conventional bonds in cash-backing strategies.

   Looking ahead, we believe the economy will expand more slowly as higher borrowing costs for individuals and companies temper growth in consumer and investment spending. While we expect inflation to remain benign over the longer term, the inflation rate will likely trend somewhat higher over the next several months after a sharp decline last year. As a result, inflation concerns will likely remain a significant factor for the bond market over the near term, and in the manager's view, make inflation-indexed bonds an attractive investment alternative.


                                          See page 45 for financial details.  19

September 30, 1999

OBJECTIVE:

Maximum current income, consistent with preservation of capital and daily liquidity.

PORTFOLIO:

Primarily short-term investment grade bonds.

DURATION RANGE:

0-1 year

FUND INCEPTION DATE:

10/07/87

TOTAL NET ASSETS:

$609.5 million

PORTFOLIO MANAGER:

Paul McCulley

PIMCO Short-Term Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/99

                D Shares     Lipper Ultra-        Salmon           Lipper Money
                             Short Obligation     3 Mo. T-Bill     Market Index
                             Fund Avg.            Index
--------------------------------------------------------------------------------
1 year          4.70%        4.28%                4.63%            4.55%
5 years         6.29%        5.57%                5.21%            5.06%
10 years        5.74%        5.67%                5.13%            4.98%
Inception       6.11%          --                   --               --

Change in Value
$10,000 invested at the Fund's inception

[GRAPH]

                          PIMCO                 Salomon           Lipper Money
  MONTH                Short-Term D       3 Mo. T-Bill Index      Market Index

10/31/1987                10,000                 10,000              10,000
11/30/1987                10,056                 10,051              10,056
12/31/1987                10,114                 10,099              10,114
01/31/1988                10,181                 10,148              10,171
02/29/1988                10,222                 10,194              10,223
03/31/1988                10,276                 10,244              10,277
04/30/1988                10,330                 10,294              10,327
05/31/1988                10,386                 10,347              10,382
06/30/1988                10,443                 10,401              10,439
07/31/1988                10,495                 10,460              10,500
08/31/1988                10,560                 10,520              10,566
09/30/1988                10,627                 10,583              10,632
10/31/1988                10,718                 10,648              10,701
11/30/1988                10,787                 10,715              10,768
12/31/1988                10,849                 10,785              10,842
01/31/1989                10,925                 10,858              10,920
02/28/1989                11,000                 10,934              10,993
03/31/1989                11,093                 11,013              11,078
04/30/1989                11,176                 11,095              11,161
05/31/1989                11,275                 11,179              11,250
06/30/1989                11,358                 11,257              11,335
07/31/1989                11,452                 11,336              11,419
08/31/1989                11,511                 11,413              11,500
09/30/1989                11,588                 11,487              11,578
10/31/1989                11,695                 11,565              11,659
11/30/1989                11,771                 11,640              11,736
12/31/1989                11,837                 11,717              11,815
01/31/1990                11,892                 11,794              11,895
02/28/1990                11,964                 11,865              11,966
03/31/1990                12,042                 11,945              12,044
04/30/1990                12,090                 12,022              12,122
05/31/1990                12,202                 12,104              12,204
06/30/1990                12,280                 12,183              12,281
07/31/1990                12,364                 12,263              12,362
08/31/1990                12,428                 12,343              12,442
09/30/1990                12,509                 12,418              12,517
10/31/1990                12,603                 12,495              12,598
11/30/1990                12,702                 12,569              12,676
12/31/1990                12,803                 12,650              12,756
01/31/1991                12,893                 12,723              12,834
02/28/1991                12,962                 12,785              12,899
03/31/1991                13,020                 12,851              12,966
04/30/1991                13,100                 12,913              13,031
05/31/1991                13,172                 12,975              13,095
06/30/1991                13,219                 13,035              13,153
07/31/1991                13,296                 13,097              13,216
08/31/1991                13,379                 13,159              13,276
09/30/1991                13,452                 13,217              13,334
10/31/1991                13,528                 13,275              13,392
11/30/1991                13,561                 13,328              13,446
12/31/1991                13,615                 13,377              13,501
01/31/1992                13,665                 13,424              13,551
02/29/1992                13,691                 13,466              13,593
03/31/1992                13,716                 13,512              13,636
04/30/1992                13,772                 13,555              13,679
05/31/1992                13,814                 13,600              13,720
06/30/1992                13,868                 13,640              13,759
07/31/1992                13,923                 13,681              13,799
08/31/1992                13,958                 13,720              13,835
09/30/1992                13,994                 13,754              13,868
10/31/1992                14,008                 13,788              13,902
11/30/1992                14,025                 13,823              13,934
12/31/1992                14,066                 13,860              13,969
01/31/1993                14,112                 13,897              14,002
02/28/1993                14,149                 13,929              14,031
03/31/1993                14,214                 13,964              14,064
04/30/1993                14,262                 13,998              14,095
05/31/1993                14,318                 14,033              14,124
06/30/1993                14,374                 14,068              14,155
07/31/1993                14,425                 14,104              14,187
08/31/1993                14,463                 14,141              14,219
09/30/1993                14,499                 14,176              14,250
10/31/1993                14,550                 14,213              14,282
11/30/1993                14,604                 14,249              14,313
12/31/1993                14,672                 14,286              14,346
01/31/1994                14,697                 14,323              14,379
02/28/1994                14,713                 14,357              14,409
03/31/1994                14,690                 14,398              14,444
04/30/1994                14,713                 14,441              14,480
05/31/1994                14,724                 14,488              14,521
06/30/1994                14,791                 14,538              14,563
07/31/1994                14,861                 14,590              14,608
08/31/1994                14,919                 14,644              14,657
09/30/1994                14,935                 14,698              14,707
10/31/1994                14,974                 14,758              14,762
11/30/1994                14,986                 14,820              14,818
12/31/1994                15,050                 14,889              14,882
01/31/1995                15,126                 14,957              14,948
02/28/1995                15,265                 15,023              15,011
03/31/1995                15,298                 15,097              15,082
04/30/1995                15,462                 15,169              15,150
05/31/1995                15,618                 15,243              15,222
06/30/1995                15,670                 15,315              15,292
07/31/1995                15,764                 15,388              15,363
08/31/1995                15,836                 15,461              15,432
09/30/1995                15,984                 15,530              15,500
10/31/1995                16,099                 15,602              15,570
11/30/1995                16,248                 15,670              15,637
12/31/1995                16,386                 15,743              15,705
01/31/1996                16,465                 15,813              15,774
02/29/1996                16,495                 15,878              15,836
03/31/1996                16,548                 15,945              15,899
04/30/1996                16,625                 16,010              15,963
05/31/1996                16,712                 16,079              16,028
06/30/1996                16,804                 16,147              16,091
07/31/1996                16,851                 16,216              16,158
08/31/1996                16,957                 16,287              16,226
09/30/1996                17,120                 16,357              16,290
10/31/1996                17,257                 16,429              16,356
11/30/1996                17,412                 16,498              16,422
12/31/1996                17,480                 16,569              16,491
01/31/1997                17,583                 16,641              16,560
02/28/1997                17,662                 16,706              16,621
03/31/1997                17,671                 16,779              16,689
04/30/1997                17,772                 16,851              16,758
05/31/1997                17,900                 16,925              16,830
06/30/1997                18,018                 16,996              16,901
07/31/1997                18,158                 17,070              16,973
08/31/1997                18,213                 17,143              17,046
09/30/1997                18,335                 17,215              17,118
10/31/1997                18,377                 17,291              17,191
11/30/1997                18,460                 17,363              17,264
12/31/1997                18,563                 17,438              17,340
01/31/1998                18,673                 17,515              17,416
02/28/1998                18,738                 17,585              17,484
03/31/1998                18,863                 17,662              17,559
04/30/1998                18,950                 17,736              17,631
05/31/1998                19,036                 17,813              17,707
06/30/1998                19,100                 17,886              17,779
07/31/1998                19,215                 17,961              17,856
08/31/1998                19,223                 18,038              17,933
09/30/1998                19,351                 18,112              18,006
10/31/1998                19,425                 18,184              18,078
11/30/1998                19,491                 18,252              18,149
12/31/1998                19,573                 18,319              18,219
01/31/1999                19,649                 18,387              18,291
02/28/1999                19,730                 18,449              18,353
03/31/1999                19,870                 18,520              18,422
04/30/1999                19,961                 18,588              18,489
05/31/1999                19,965                 18,659              18,557
06/30/1999                20,035                 18,728              18,624
07/31/1999                20,105                 18,801              18,678
08/31/1999                20,171                 18,876              18,753
09/30/1999                20,262                 18,950              18,826

*Past performance is no guarantee of future results. These returns represent the blended performance of the Fund's class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. In future periodic reports, we will not compare the Fund's performance to the Lipper Money Market Index since the Lipper Money Market Index is not a short-term index. See page 25 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
-----------------------------------
1 year or less                 67%
-----------------------------------
1-5 years                      32%
-----------------------------------
5-10 years                      1%
-----------------------------------
Duration                0.60 years
-----------------------------------

Sector Breakdown
-----------------------------------
Mortgage-Backed Securities   32.5%
-----------------------------------
Short-Term Instruments       28.0%
-----------------------------------
Corporate Bonds & Notes      22.6%
-----------------------------------
Asset-Backed Securities       8.3%
-----------------------------------
Other                         8.6%
-----------------------------------

Quality Breakdown
-----------------------------------
AAA                          59.9%
-----------------------------------
AA                            6.1%
-----------------------------------
A                            15.7%
-----------------------------------
BBB                          12.9%
-----------------------------------
BB                            5.4%
-----------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 1999, the PIMCO Short-Term Fund underperformed the Salomon 3-Month Treasury Bill Index, with Class D shares returning 1.97% compared to a 2.32% return for the Index. However, the portfolio has done better over the longer term, beating its benchmark over the 5-, 10-year and since inception periods ended September 30, 1999.

   The Fund's standardized yield on September 30, 1999 was 5.23%. This compares favorably with the average money market yield of 3.10% and the average six-month CD yield of 4.36%, according to Banxquote Money Market. Remember that money market funds attempt to maintain a fixed share price and that CDs are guaranteed as to repayment of principal and interest. The Fund's shares, on the other hand, are not guaranteed, and its share price can fluctuate, either up or down, depending on market conditions.

   Inflation concerns pushed interest rates higher during the second and third quarters. The Federal Reserve hiked interest rates in June and again in August but turned neutral, saying that threat of higher inflation should "markedly diminish" in the coming months. However, the bond market remained unsettled as a weakening in the dollar threatened to drive up import prices and renew inflation fears.

   Over the past six months, high quality asset-backed holdings enhanced performance due to the extra yield these securities provide. The Fund's concentration in longer-maturity securities also helped performance as the incremental income generated from higher yields offset the adverse price impact of rising interest rates. Limited investments in specific emerging markets aided returns as the global recovery continued and yield premiums narrowed.

   The Fund's small weight to below-investment-grade holdings hurt performance, as rising default rates in the sector heightened concerns over credit risks.

   Looking ahead, we believe the economy will expand more slowly as higher borrowing costs for individuals and companies temper growth in consumer and investment spending. While we expect inflation to remain benign over the longer term, the inflation rate will likely trend somewhat higher over the next several months after a sharp decline last year.

   Given this outlook, strategies and securities that enhance yield and limit credit risk will continue to be employed. The manager will likely target duration (sensitivity to changes in interest rates) above the benchmark in order to capture additional yield and benefit from our belief that the market is pricing-in more tightening than will occur. Mortgage-related holdings, the largest weight in the portfolio, will continue to be a favorite area of the market given the high credit quality and relatively higher yields of these issues.


20                                           See page 47 for financial details.

September 30, 1999


OBJECTIVE:

Total return which exceeds that of the S&P 500.

PORTFOLIO:

Primarily S&P 500 Index futures and short-term bonds.

DURATION RANGE:

0-1 year

FUND INCEPTION DATE:

5/14/93

TOTAL NET ASSETS:

$1.4 billion

PORTFOLIO MANAGER:

Bill Gross

PIMCO StocksPLUS Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/99

               D Shares       Lipper Large-Cap
                              Core Fund                S&P 500
                              Average                  Index
--------------------------------------------------------------------------------
1 year         26.89%         27.73%                   27.81%
3 years        24.25%         21.44%                   25.09%
5 years        24.78%         21.66%                   25.03%
Inception      21.02%         --                       --

Change in Value
$10,000 invested at the Fund's inception

[GRAPH]

                             PIMCO             S&P 500
  MONTH                   StocksPLUS D          Index

05/31/1993                   10,000             10,000
06/30/1993                   10,054             10,029
07/31/1993                   10,025              9,989
08/31/1993                   10,411             10,368
09/30/1993                   10,301             10,288
10/31/1993                   10,526             10,501
11/30/1993                   10,409             10,401
12/31/1993                   10,585             10,527
01/31/1994                   10,939             10,885
02/28/1994                   10,595             10,589
03/31/1994                   10,123             10,128
04/30/1994                   10,248             10,258
05/31/1994                   10,437             10,426
06/30/1994                   10,207             10,170
07/31/1994                   10,600             10,504
08/31/1994                   11,078             10,935
09/30/1994                   10,891             10,668
10/31/1994                   11,064             10,907
11/30/1994                   10,719             10,510
12/31/1994                   10,857             10,666
01/31/1995                   11,155             10,943
02/28/1995                   11,650             11,369
03/31/1995                   11,964             11,705
04/30/1995                   12,349             12,049
05/31/1995                   12,903             12,531
06/30/1995                   13,183             12,822
07/31/1995                   13,586             13,247
08/31/1995                   13,679             13,280
09/30/1995                   14,255             13,841
10/31/1995                   14,232             13,791
11/30/1995                   14,912             14,397
12/31/1995                   15,185             14,674
01/31/1996                   15,726             15,174
02/29/1996                   15,767             15,314
03/31/1996                   15,975             15,462
04/30/1996                   16,174             15,690
05/31/1996                   16,530             16,094
06/30/1996                   16,687             16,156
07/31/1996                   15,903             15,442
08/31/1996                   16,237             15,768
09/30/1996                   17,182             16,655
10/31/1996                   17,726             17,114
11/30/1996                   19,038             18,408
12/31/1996                   18,619             18,043
01/31/1997                   19,761             19,171
02/28/1997                   19,907             19,321
03/31/1997                   18,999             18,527
04/30/1997                   20,172             19,633
05/31/1997                   21,444             20,828
06/30/1997                   22,332             21,761
07/31/1997                   24,168             23,493
08/31/1997                   22,851             22,177
09/30/1997                   24,037             23,392
10/31/1997                   23,258             22,610
11/30/1997                   24,204             23,657
12/31/1997                   24,640             24,063
01/31/1998                   24,975             24,329
02/28/1998                   26,649             26,084
03/31/1998                   27,970             27,420
04/30/1998                   28,309             27,695
05/31/1998                   27,734             27,219
06/30/1998                   28,816             28,325
07/31/1998                   28,496             28,023
08/31/1998                   24,133             23,972
09/30/1998                   25,972             25,507
10/31/1998                   28,021             27,582
11/30/1998                   29,610             29,254
12/31/1998                   31,470             30,940
01/31/1999                   32,524             32,233
02/28/1999                   31,425             31,232
03/31/1999                   32,735             32,481
04/30/1999                   34,041             33,739
05/31/1999                   33,146             32,943
06/30/1999                   35,058             34,771
07/31/1999                   33,901             33,685
08/31/1999                   33,715             33,519
09/30/1999                   32,953             32,600

*Past performance is no guarantee of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 25 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
-----------------------------------
1 year or less                  1%
-----------------------------------
1-5 years                      98%
-----------------------------------
5-10 years                      1%
-----------------------------------
Duration                0.78 years
-----------------------------------

Sector Breakdown
-----------------------------------
Corporate Bonds & Notes      38.9%
-----------------------------------
Short-Term Instruments       21.2%
-----------------------------------
Mortgage-Backed Securities   17.3%
-----------------------------------
U.S. Treasury Obligations    12.1%
-----------------------------------
Other                        10.5%
-----------------------------------

Quality Breakdown
-----------------------------------
AAA                          44.3%
-----------------------------------
AA                           15.6%
-----------------------------------
A                            16.5%
-----------------------------------
BBB                          15.6%
-----------------------------------
BB                            7.8%
-----------------------------------
B                             0.3%
-----------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

StocksPLUS is an innovative, enhanced index stock fund that seeks total return in excess of the Standard & Poor's 500 Index (S&P 500) through investment in S&P 500 futures. These futures are purchased with a small percentage of the Fund's assets, freeing the remaining assets for investment in an actively managed portfolio of short-term, investment grade bonds that can add incremental return beyond that of the S&P 500.

   For the six-month period ended September 30, 1999, the Fund's Class D shares returned 0.67%, slightly outperforming the S&P 500 Index, which returned 0.37%. The Fund has outperformed its Lipper Average over the 3- and 5-year periods ended September 30, 1999, and has outperformed the S&P 500 since inception.

   Over the past six months, inflation concerns pushed interest rates higher, negatively impacting the stock market. During this period, the S&P 500 returned only 0.37%. The Federal Reserve hiked interest rates in June and again in August but turned neutral, saying that threat of higher inflation should "markedly diminish" in the coming months. However, the stock market remained unsettled as a weakening dollar threatened to drive up import prices and renew inflation fears.

   In the fixed-income portion of the portfolio, yield enhancement strategies, such as writing options and holding high quality asset-backed bonds, contributed significantly to relative performance over the past six months. Inflation-indexed bonds also helped performance as real yields rose less than comparable Treasuries. Limited investments in specific emerging markets aided returns as the global recovery continued and yield premiums narrowed.

   The Fund's longer duration (sensitivity to changes in interest rates) detracted from performance as interest rates rose across the yield curve.

   Looking ahead, we believe the economy will expand more slowly as higher borrowing costs for individuals and companies temper growth in consumer and investment spending. While we expect inflation to remain benign over the longer term, the inflation rate will likely trend somewhat higher over the next several months after a sharp decline last year.

   Because interest rates now hover just below our long-term forecasted range, the manager intends to keep the duration of the fixed-income portion of the portfolio near one year to take advantage of the higher yields. This is in line with our view that the Fed is unlikely to tighten immediately. Mortgage-related holdings will continue to be a favorite area given the high credit quality and relatively higher yields of these issues.


                                          See page 50 for financial details.  21

September 30, 1999

OBJECTIVE:

Maximum total return, consistent with preservation of capital.

PORTFOLIO:

S&P Index futures and short-and-intermediate term investment grade bonds.

DURATION RANGE:

0-6 years

FUND INCEPTION DATE:

6/28/96

TOTAL NET ASSETS:

$155.3 million

PORTFOLIO MANAGER:

Bill Gross


PIMCO Strategic Balanced Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/99

               D Shares    Lipper     60% S&P 500 Index     Lipper
                           Balanced   40% Lehman Bros.      Balanced    S&P 500
                           Fund Avg.  Agg. Bond Index       Index       Index
--------------------------------------------------------------------------------
1 year         14.56%      12.54%     16.00%                13.49%      27.81%
3 year         17.14%      13.10%     17.84%                14.04%      25.09%
Inception      16.87%      --         --                    --


Change in Value of $10,000
Invested at the Fund's inception

[GRAPH]



                     PIMCO         60% S&P 500/      Lipper      S&P 500
  MONTH            Strategic        40% LBAG.       Balanced     Index
                   Balanced D                        Index

06/30/1996           10,000           10,000         10,000       10,000
07/31/1996            9,732            9,746          9,743        9,558
08/31/1996            9,881            9,863          9,896        9,760
09/30/1996           10,348           10,264         10,262       10,309
10/31/1996           10,626           10,525         10,480       10,593
11/30/1996           11,213           11,075         10,968       11,394
12/31/1996           11,007           10,902         10,834       11,168
01/31/1997           11,467           11,324         11,165       11,866
02/28/1997           11,532           11,388         11,206       11,959
03/31/1997           11,156           11,057         10,880       11,468
04/30/1997           11,661           11,520         11,208       12,152
05/31/1997           12,145           11,984         11,666       12,892
06/30/1997           12,504           12,363         12,041       13,470
07/31/1997           13,267           13,086         12,726       14,542
08/31/1997           12,798           12,602         12,322       13,727
09/30/1997           13,255           13,090         12,814       14,479
10/31/1997           13,068           12,904         12,581       13,995
11/30/1997           13,409           13,286         12,811       14,643
12/31/1997           13,611           13,477         13,001       14,895
01/31/1998           13,798           13,635         13,092       15,059
02/28/1998           14,345           14,221         13,611       16,145
03/31/1998           14,823           14,678         14,028       16,972
04/30/1998           14,952           14,797         14,125       17,143
05/31/1998           14,787           14,700         13,982       16,848
06/30/1998           15,216           15,109         14,235       17,533
07/31/1998           15,122           15,025         14,068       17,346
08/31/1998           13,711           13,819         12,856       14,838
09/30/1998           14,513           14,480         13,411       15,789
10/31/1998           15,155           15,156         13,913       17,073
11/30/1998           15,631           15,742         14,422       18,108
12/31/1998           16,218           16,305         14,954       19,151
01/31/1999           16,608           16,760         15,193       19,952
02/28/1999           16,063           16,331         14,829       19,332
03/31/1999           16,585           16,759         15,195       20,105
04/30/1999           16,988           17,170         15,693       20,884
05/31/1999           16,636           16,866         15,452       20,391
06/30/1999           17,252           17,406         15,878       21,522
07/31/1999           16,872           17,051         15,581       20,851
08/31/1999           16,806           16,996         15,418       20,747
09/30/1999           16,627           16,796         15,220       20,179

*Past performance is no guarantee of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. In future periodic reports, we will not compare the Fund's performance to the Lipper Balanced Index since the Lipper Balanced Index is not a strategic balanced index. See page 25 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
-----------------------------------
1-5 years                      34%
-----------------------------------
5-10 years                     60%
-----------------------------------
10-20 years                     5%
-----------------------------------
20-30 years                     1%
-----------------------------------
Duration                2.30 years
-----------------------------------

Sector Breakdown
-----------------------------------
Corporate Bonds & Notes      32.4%
-----------------------------------
Mortgage-Backed Securities   28.6%
-----------------------------------
Short-Term Instruments       24.7%
-----------------------------------
U.S. Treasury Obligations     7.2%
-----------------------------------
Other                         7.1%
-----------------------------------

Quality Breakdown
-----------------------------------
AAA                          48.1%
-----------------------------------
AA                           17.1%
-----------------------------------
A                            18.0%
-----------------------------------
BBB                          15.1%
-----------------------------------
BB                            1.7%
-----------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

Strategic Balanced Fund is designed to provide broad exposure to both stocks and bonds using PIMCO's unique StocksPLUS and Total Return investment strategies. The stock portion of the portfolio gains broad-based stock market exposure using S&P 500 Index futures. It is backed by an actively managed portfolio of short-term bonds, which enhance return potential. The bond portion of the portfolio invests in intermediate-term, investment grade bonds, and focuses on income and capital appreciation.

   For the six-month period ended September 30, 1999, the Fund's Class D shares returned 0.25%, slightly outperforming its benchmark, a blend of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index, which returned 0.22%. The Fund's asset allocation at the end of the quarter leaned modestly toward stocks, with a 65% weight for stocks and 35% for bonds.

   Over the past six months, inflation concerns pushed interest rates higher, negatively impacting both the stock and bond markets. The Federal Reserve hiked interest rates twice but turned neutral, saying that threat of higher inflation should "markedly diminish" in the coming months. However, the markets remained unsettled as a weakening dollar threatened to drive up import prices and renew inflation fears.

   The stock portion of the portfolio exceeded the S&P 500 Index return because of favorable (although temporary) S&P 500 futures pricing relative to the S&P 500 Index. Enhanced income from higher yields in shorter-duration mortgages and corporate securities also helped performance.

   In the bond portion of the portfolio, mortgage returns held up relatively well over the past six months as the yield advantage offered by these securities countered declines in price. Limited investments in specific emerging markets aided returns as the global recovery continued and yield premiums narrowed.

   In the stock portion of the portfolio, the longer duration of the bonds backing the S&P 500 futures detracted from performance as interest rates rose across the yield curve. The bond portion's allocation to high-grade corporate bonds underperformed Treasuries as reduced investor demand drove yield premiums wider. Below-investment-grade securities, a small weight in the portfolio, also had poor relative performance as concerns about credit quality grew, default rates rose and liquidity declined.

   Looking ahead, the manager aims to maintain the current asset allocation and focus on yield enhancement as the key to performance as interest rates remain range-bound. The Fund will continue to favor mortgages as a source of incremental yield that presents little additional credit risk. Due to the risk of further credit quality deterioration in corporate, high yield and emerging market bonds, investments in these areas will be made selectively.


22                                            See page 54 for financial details.

September 30, 1999

OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management.


PORTFOLIO:

Primarily an intermediate-term portfolio of investment grade bonds.


DURATION RANGE:

3-6 years

FUND INCEPTION DATE:

5/11/87

TOTAL NET ASSETS:

$29.3 billion

PORTFOLIO MANAGER:

Bill Gross

PIMCO Total Return Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/99

               D Shares       Lipper Inter.        Lehman Bros.
                              Inv. Grade Debt      Agg. Bond
                              Fund Avg.            Index
----------------------------------------------------------------
1 year         -0.33%        -1.01%               -0.37%
5 years         8.25%         6.89%                7.84%
10 years        8.84%         7.32%                8.10%
Inception       8.90%         --                   --


Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]


                            PIMCO                     Lehman Bros.
  MONTH                  Total Return D                Agg. Bond
                                                        Index
05/31/1987                 10,000                       10,000
06/30/1987                 10,125                       10,138
07/31/1987                 10,098                       10,130
08/31/1987                 10,072                       10,076
09/30/1987                  9,819                        9,861
10/31/1987                 10,129                       10,212
11/30/1987                 10,201                       10,294
12/31/1987                 10,291                       10,434
01/31/1988                 10,708                       10,801
02/29/1988                 10,828                       10,929
03/31/1988                 10,729                       10,827
04/30/1988                 10,671                       10,768
05/31/1988                 10,615                       10,696
06/30/1988                 10,867                       10,954
07/31/1988                 10,849                       10,897
08/31/1988                 10,899                       10,925
09/30/1988                 11,103                       11,172
10/31/1988                 11,275                       11,383
11/30/1988                 11,172                       11,244
12/31/1988                 11,218                       11,257
01/31/1989                 11,354                       11,419
02/28/1989                 11,279                       11,336
03/31/1989                 11,330                       11,385
04/30/1989                 11,580                       11,624
05/31/1989                 11,859                       11,929
06/30/1989                 12,256                       12,292
07/31/1989                 12,512                       12,554
08/31/1989                 12,293                       12,368
09/30/1989                 12,352                       12,431
10/31/1989                 12,645                       12,737
11/30/1989                 12,752                       12,858
12/31/1989                 12,775                       12,893
01/31/1990                 12,558                       12,740
02/28/1990                 12,588                       12,781
03/31/1990                 12,575                       12,790
04/30/1990                 12,394                       12,673
05/31/1990                 12,797                       13,048
06/30/1990                 13,011                       13,258
07/31/1990                 13,219                       13,441
08/31/1990                 13,007                       13,261
09/30/1990                 13,018                       13,371
10/31/1990                 13,195                       13,541
11/30/1990                 13,525                       13,832
12/31/1990                 13,759                       14,048
01/31/1991                 13,892                       14,222
02/28/1991                 14,083                       14,343
03/31/1991                 14,257                       14,442
04/30/1991                 14,487                       14,598
05/31/1991                 14,591                       14,684
06/30/1991                 14,610                       14,676
07/31/1991                 14,817                       14,880
08/31/1991                 15,216                       15,202
09/30/1991                 15,572                       15,510
10/31/1991                 15,728                       15,682
11/30/1991                 15,860                       15,826
12/31/1991                 16,396                       16,296
01/31/1992                 16,258                       16,074
02/29/1992                 16,398                       16,179
03/31/1992                 16,331                       16,088
04/30/1992                 16,412                       16,204
05/31/1992                 16,749                       16,510
06/30/1992                 16,957                       16,737
07/31/1992                 17,367                       17,078
08/31/1992                 17,511                       17,251
09/30/1992                 17,784                       17,456
10/31/1992                 17,624                       17,224
11/30/1992                 17,635                       17,228
12/31/1992                 17,940                       17,502
01/31/1993                 18,266                       17,838
02/28/1993                 18,670                       18,150
03/31/1993                 18,775                       18,226
04/30/1993                 18,934                       18,353
05/31/1993                 18,974                       18,376
06/30/1993                 19,382                       18,709
07/31/1993                 19,496                       18,815
08/31/1993                 19,935                       19,145
09/30/1993                 20,011                       19,197
10/31/1993                 20,149                       19,269
11/30/1993                 19,967                       19,105
12/31/1993                 20,129                       19,209
01/31/1994                 20,369                       19,468
02/28/1994                 20,000                       19,130
03/31/1994                 19,572                       18,658
04/30/1994                 19,374                       18,509
05/31/1994                 19,277                       18,507
06/30/1994                 19,202                       18,466
07/31/1994                 19,592                       18,832
08/31/1994                 19,643                       18,856
09/30/1994                 19,390                       18,578
10/31/1994                 19,362                       18,562
11/30/1994                 19,361                       18,521
12/31/1994                 19,349                       18,648
01/31/1995                 19,691                       19,017
02/28/1995                 20,148                       19,470
03/31/1995                 20,336                       19,589
04/30/1995                 20,687                       19,863
05/31/1995                 21,337                       20,631
06/30/1995                 21,320                       20,783
07/31/1995                 21,326                       20,736
08/31/1995                 21,651                       20,986
09/30/1995                 21,917                       21,191
10/31/1995                 22,243                       21,466
11/30/1995                 22,719                       21,788
12/31/1995                 23,106                       22,094
01/31/1996                 23,290                       22,240
02/29/1996                 22,718                       21,854
03/31/1996                 22,536                       21,702
04/30/1996                 22,437                       21,580
05/31/1996                 22,372                       21,536
06/30/1996                 22,725                       21,825
07/31/1996                 22,780                       21,885
08/31/1996                 22,754                       21,848
09/30/1996                 23,271                       22,229
10/31/1996                 23,869                       22,721
11/30/1996                 24,428                       23,111
12/31/1996                 24,117                       22,896
01/31/1997                 24,202                       22,966
02/28/1997                 24,250                       23,023
03/31/1997                 23,950                       22,768
04/30/1997                 24,376                       23,109
05/31/1997                 24,620                       23,327
06/30/1997                 24,903                       23,604
07/31/1997                 25,592                       24,240
08/31/1997                 25,365                       24,034
09/30/1997                 25,771                       24,388
10/31/1997                 26,075                       24,742
11/30/1997                 26,189                       24,856
12/31/1997                 26,491                       25,106
01/31/1998                 26,896                       25,428
02/28/1998                 26,815                       25,408
03/31/1998                 26,898                       25,497
04/30/1998                 26,998                       25,630
05/31/1998                 27,306                       25,873
06/30/1998                 27,565                       26,092
07/31/1998                 27,650                       26,148
08/31/1998                 28,085                       26,573
09/30/1998                 28,919                       27,196
10/31/1998                 28,716                       27,052
11/30/1998                 28,817                       27,205
12/31/1998                 28,987                       27,287
01/31/1999                 29,155                       27,482
02/28/1999                 28,613                       27,002
03/31/1999                 28,850                       27,152
04/30/1999                 28,986                       27,238
05/31/1999                 28,667                       26,999
06/30/1999                 28,612                       26,913
07/31/1999                 28,498                       26,799
08/31/1999                 28,515                       26,785
09/30/1999                 28,826                       27,096



*Past performance is no guarantee of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares adjusted for Class D expenses. Class D shares were first offered in April 1998. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 25 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
-----------------------------------
1 year or less                  4%
-----------------------------------
1-5 years                      36%
-----------------------------------
5-10 years                     38%
-----------------------------------
10-20 years                    16%
-----------------------------------
20-30 years                     6%
-----------------------------------
Duration                4.60 years
-----------------------------------

Sector Breakdown
-----------------------------------
Mortgage-Backed Securities   43.3%
-----------------------------------
Corporate Bonds & Notes      34.2%
-----------------------------------
Asset-Backed Securities       7.0%
-----------------------------------
U.S. Treasury Obligations     5.2%
-----------------------------------
Other                        10.3%
-----------------------------------

Quality Breakdown
-----------------------------------
AAA                          58.3%
-----------------------------------
AA                            6.7%
-----------------------------------
A                            17.1%
-----------------------------------
BBB                          11.1%
-----------------------------------
BB                            6.4%
-----------------------------------
B                             0.4%
-----------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 1999, the Fund's Class D shares fell 0.09%, slightly outperforming its benchmark, the Lehman Aggregate Bond Index, which fell 0.21%. In addition, the Fund has outperformed its Lipper Average and benchmark over the 5, 10-year and since inception periods ended September 30, 1999.

   Concerns about inflation pushed interest rates higher during the second quarter. And although interest rates were slightly higher after the third quarter, yields fluctuated widely. After hiking interest rates in June and again in August, the Federal Reserve turned neutral, saying the threat of higher inflation should "markedly diminish" in the coming months. However, the bond market remained unsettled as a weakening in the dollar threatened to drive up import prices and renew inflation fears.

   Mortgage returns held up better than other bond market sectors over the past six months as the yield advantage offered by these securities offset a decline in price. Small selective investments in specific emerging markets aided performance as the global recovery continued and yield premiums narrowed. Improving credit fundamentals in Mexico and Poland compensated for the negative reaction to Ecuador's Brady Bond default.

   The Fund's allocation to high grade corporate bonds underperformed Treasuries, as reduced investor demand drove yield premiums wider. Below-investment-grade securities, a small weight in the portfolio, also performed relatively poorly as concerns about credit quality grew, default rates rose and liquidity declined.

   Looking ahead, we believe the economy will expand more slowly as higher borrowing costs for individuals and companies temper growth in consumer and investment spending. While we expect inflation to remain benign over the longer term, the inflation rate will likely trend somewhat higher over the next several months after a sharp decline last year.

   In this environment, the manager believes that yield enhancement is the key to performance as interest rates remain range-bound. Managing credit risk will also be important as debt levels continue to rise and the economy cools. The manager will favor mortgages as a source of incremental yield that presents little credit risk. Due to the risk of further credit quality deterioration in corporate, high yield and emerging market bonds, investments in these areas will be made selectively.


                                          See page 57 for financial details.  23

September 30, 1999


OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:

Intermediate-term mortgage-related securities.

DURATION RANGE:

2-6 years

FUND INCEPTION DATE:

7/31/97

TOTAL NET ASSETS:

$4.0 million

PORTFOLIO MANAGER:

Pasi Hamaleinen

PIMCO Total Return Mortgage Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/99

                D Shares      Lipper U.S.Mortgage    Lehman Bros.
                              Fund Average           Mortgage Index
--------------------------------------------------------------------------------
1 year          1.47%         0.82%                  2.27%
Inception       5.91%           --                     --

Change in Value of $10,000
Invested at the Fund's inception

[GRAPH]

                             PIMCO                Lehman Bros.
  MONTH                   Total Return           Mortgage Index
                           Mortgage D

07/31/1997                   10,000                  10,000
08/31/1997                   10,007                   9,976
09/30/1997                   10,162                  10,103
10/31/1997                   10,310                  10,215
11/30/1997                   10,356                  10,248
12/31/1997                   10,475                  10,342
01/31/1998                   10,587                  10,445
02/28/1998                   10,604                  10,467
03/31/1998                   10,641                  10,511
04/30/1998                   10,711                  10,570
05/31/1998                   10,801                  10,641
06/30/1998                   10,869                  10,691
07/31/1998                   10,910                  10,746
08/31/1998                   11,038                  10,843
09/30/1998                   11,160                  10,974
10/31/1998                   11,113                  10,960
11/30/1998                   11,159                  11,015
12/31/1998                   11,187                  11,061
01/31/1999                   11,253                  11,140
02/28/1999                   11,192                  11,096
03/31/1999                   11,262                  11,170
04/30/1999                   11,315                  11,222
05/31/1999                   11,252                  11,159
06/30/1999                   11,237                  11,120
07/31/1999                   11,193                  11,045
08/31/1999                   11,184                  11,044
09/30/1999                   11,324                  11,223

*Past performance is no guarantee of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. See page 25 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
-----------------------------------
1 year or less                 16%
-----------------------------------
1-5 years                      46%
-----------------------------------
5-10 years                     32%
-----------------------------------
10-20 years                     4%
-----------------------------------
20-30 years                     2%
-----------------------------------
Duration                 3.3 years
-----------------------------------

Sector Breakdown
-----------------------------------
Mortgage-Backed Securities   77.4%
-----------------------------------
Short-Term Instruments       13.2%
-----------------------------------
U.S. Treasury Obligations     9.4%
-----------------------------------

Quality Breakdown
-----------------------------------
AAA                          95.5%
-----------------------------------
AA                            3.5%
-----------------------------------
BBB                           1.0%
-----------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Total Return Mortgage Fund slightly outperformed the Lehman Brothers Mortgage Index for the six-month period ended September 30, 1999. The Fund's Class D shares returned 0.54% versus 0.47% for the Lehman Average. Over the same time period the Lipper U.S. Mortgage Fund Average fell 0.03%.

   Inflation concerns pushed interest rates higher during the second quarter. And although interest rates were slightly higher after the third quarter, yields fluctuated widely. The Federal Reserve raised interest rates in June and again in August, but turned neutral saying that threat of higher inflation should "markedly diminish" in the coming months. However, the bond market remained unsettled as a weakening in the dollar threatened to drive up import prices and renew inflation fears.

   Mortgage-backed securities held up better than other bond market sectors over the past six months as the yield advantage offered by these securities offset a decline in price. The Fund's below-benchmark duration (sensitivity to changes in interest rates) also helped to lessen the impact of rising interest rates. In addition, a limited allocation to well structured, yield enhancing collateralized mortgage obligations added slightly to returns.

   The Fund's use of lower coupon mortgages did not help performance over the past six months as prepayment fears dissipated. Adjustable rate mortgages also detracted modestly from performance as issuance in this sector increased, driving prices lower due to oversupply.

   Looking ahead, we believe the economy will expand more slowly as higher borrowing costs for individuals and companies temper growth in consumer and investment spending. While we expect inflation to remain benign over the longer term, the inflation rate will likely trend somewhat higher over the next several months after a sharp decline last year.

   In this environment, the manager feels interest rates will likely remain range-bound and yield enhancement will continue to be the key to performance. This outlook favors mortgage-backed securities, as they are good sources of incremental yield and they present little additional credit risk.


24                                            See page 79 for financial details.

September 30, 1999

--------------------------------------------------------------------------------
FOOTNOTES
--------------------------------------------------------------------------------

   A few notes and definitions are needed for a complete understanding of the performance figures.

   Past performance is no guarantee of future results. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. Total return measures performance, assuming that all dividends and capital gains distributions were reinvested.

   Yield is calculated in accordance with current Securities and Exchange Commission regulations and is based on the one-month period ended September 30, 1999.

   Duration is a measurement of a Fund's price sensitivity expressed in years.

   The credit quality of the investment in the portfolio does not apply to the stability or safety of the fund.

   Line graphs have been included so an investor can compare a Fund's historical performance to that of an appropriate broad-based index. Each index reflects a group of unmanaged securities, and it is not possible to directly invest in an unmanaged index. The J.P. Morgan Non-U.S. Index (Hedged) is an index of currency-hedged foreign government bonds. The Lehman Intermediate BB Rated Corporate Index is an index of intermediate-term bonds with a BB rating. The Merrill Lynch 1-3 Year Treasury Index is an index made up of U.S. Treasury issues with maturities from one to three years. The Lehman Inflation Linked Treasury Index is an index of inflation liked Treasury bonds. The Lehman Aggregate Bond Index is an index of a variety of bonds. The Lipper Money Market Index is an index of money market funds. The Standard & Poor's 500 Index is an index of stocks of companies with large-capitalization stocks. The Lehman Brothers General Municipal Bond Index is an index representative of the tax-exempt bond market. Salomon 3 month Treasury Bill Index is an index of monthly return equivalents of yield averages of the last 3-month Treasury bill issues. 60% S&P 500/ 40% LBAG Index is comprised of the return of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index. Lipper Balanced Index is comprised of convertible bonds. Lehman Brothers Mortgage Index is an index of fixed rate mortgages issued by GNMA, FNMA, and FHLMC.

   Lipper averages are calculated by Lipper, Inc., a nationally recognized mutual fund performance evaluation firm. They are performance averages of those funds that are tracked by Lipper, with the investment objective noted. Lipper rankings are based on total returns, not adjusted for sales charges.

   PIMCO Stocks Funds and PIMCO Bond Funds (excluding Municipal Bond) can invest a portion of their assets in foreign securities, which can entail special risks due to foreign economic and political developments. These risks can be enhanced when investing in emerging markets. The Innovation Fund concentrates its portfolios, making it more volatile than the overall stock market. PIMCO Bond Funds can invest in lower-rated bonds, which entail special risks such as less liquidity and possibility of default.

   An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

   For additional information on the PIMCO equity funds, contact PIMCO Funds Distributors LLC at 2187 Atlantic Street, Stamford, CT 06902, www.pimcofunds.com, 1-800-227-7337. Please read the prospectus carefully before you invest or send money.

Schedule of Investments

Foreign Bond Fund
September 30, 1999 (Unaudited)
                                                  Principal
                                                     Amount      Value
                                                     (000s)     (000s)
----------------------------------------------------------------------
 ARGENTINA (b)(h) 0.3%
----------------------------------------------------------------------

Republic of Argentina
   5.000% due 12/20/2002                       JY   219,000   $  2,041
                                                              --------
Total Argentina                                                  2,041
(Cost $1,689)                                                 ========

----------------------------------------------------------------------
 AUSTRALIA (b)(h) 1.2%
----------------------------------------------------------------------

Asian Development Bank
   5.250% due 09/15/2004 (j)                   A$     1,000        624
Bankers Trust Australia
   5.366% due 06/02/2008 (d)                    $     4,800      4,716
Commonwealth of Australia
   9.000% due 09/15/2004 (j)                   A$     1,880      1,391
                                                              --------
Total Australia                                                  6,731
(Cost $6,776)                                                 ========

----------------------------------------------------------------------
 BAHAMAS 0.1%
----------------------------------------------------------------------

Citibank NA Nassau
   9.750% due 04/26/2000                        $       350        351
                                                              --------
Total Bahamas                                                      351
(Cost $350)                                                   ========

----------------------------------------------------------------------
 BELGIUM (b)(h) 0.9%
----------------------------------------------------------------------

Kingdom of Belgium
   9.000% due 03/28/2003                       EC         5          6
   6.750% due 11/21/2004 (d)                   BF   183,200      5,255
                                                              --------
Total Belgium                                                    5,261
(Cost $6,069)                                                 ========

----------------------------------------------------------------------
 BULGARIA 0.6%
----------------------------------------------------------------------

Republic of Bulgaria
   6.500% due 07/28/2011 (d)                    $     4,920      3,487
                                                              --------
Total Bulgaria                                                   3,487
(Cost $3,496)                                                 ========

----------------------------------------------------------------------
 CANADA (b)(h) 6.5%
----------------------------------------------------------------------

Beneficial Canada, Inc.
   6.350% due 04/01/2002                       C$     3,440      2,357
Commonwealth of Canada
   9.000% due 12/01/2004                              6,000      4,675
   6.625% due 10/03/2007                       N$    20,830     10,071
   6.000% due 06/01/2008 (j)                   C$    15,950     11,043
Hydro-Quebec
   3.527% due 04/25/2000 (d)                   DM     5,000      2,722
Providence of Manitoba
  11.000% due 08/15/2000                       C$     5,000      3,565
Province of Quebec
   3.353% due 02/09/2000 (d)                   DM     5,000      2,729
Sears Canada
  11.700% due 07/10/2000                       C$     1,000        710
                                                              --------
Total Canada                                                    37,872
(Cost $39,577)                                                ========

----------------------------------------------------------------------
 CAYMAN ISLANDS (b)(h) 3.3%
----------------------------------------------------------------------

Banco Nacional de Comercio Exterior, S.N.C.
   5.300% due 09/21/2000                       JY   200,000      1,946
Capital Credit Card Corp.
   5.625% due 10/15/2004                       DM     2,800      1,568
MBNA American Euro
   2.640% due 05/19/2004 (d)                   EC     8,100      8,598
Residential Reinsurance
   9.163% due 06/01/2000 (d)                    $     7,100      7,078
                                                              --------
Total Cayman Islands                                            19,190
(Cost $19,010)                                                ========

----------------------------------------------------------------------
 COLOMBIA (b)(h) 0.2%
----------------------------------------------------------------------

Republic of Colombia
   3.000% due 12/22/2000                       JY   150,000    $ 1,331
                                                               -------
Total Colombia                                                   1,331
(Cost $1,157)                                                  =======

----------------------------------------------------------------------
 DENMARK (b)(h) 6.1%
----------------------------------------------------------------------

Danske Kredit Mortgage
   5.000% due 10/01/2029                       DK   153,662     18,740
Kingdom of Denmark
   6.000% due 11/15/2002                             53,500      7,986
Nykredit
   5.000% due 10/01/2029                                485         59
Realkredit Danmark Mortgage
   5.000% due 10/01/2029                                431         52
Unikredit Realkredit
   5.000% due 10/01/2029                             71,235      8,696
                                                               -------
Total Denmark                                                   35,533
(Cost $38,392)                                                 =======

----------------------------------------------------------------------
 FRANCE (b)(h) 0.9%
----------------------------------------------------------------------

AXA
   2.500% due 01/01/2014                       EC       835        846
Caisse Autonome de Refinancement
   7.750% due 12/06/1999                       FF     1,100        180
Republic of France
   3.000% due 07/25/2009                              6,254      4,336
                                                               -------
Total France                                                     5,362
(Cost $5,661)                                                  =======

----------------------------------------------------------------------
 GERMANY (b)(h) 15.1%
----------------------------------------------------------------------

Allgemeine Hypobank AG
   5.500% due 01/17/2007                       EC     2,290      2,479
   5.000% due 09/02/2009 (j)                          2,200      2,235
Barclays Capital Corp.
   3.246% due 12/20/2000                       DM     2,000      1,087
Depfa Pfandbriefbank
   0.000% due 01/15/2010 (j)                   EC    23,260     24,616
Dresdner Finance BV
   3.179% due 01/11/2000 (d)                   DM     1,000        545
Hypothekenbank in Essen AG
   4.750% due 08/11/2008 (j)                   EC     2,360      2,382
   4.250% due 07/06/2009                              8,460      8,135
Republic of Germany
   4.500% due 07/04/2009 (j)                         26,220     26,580
   6.500% due 07/04/2027 (j)                         14,170     16,338
Rheinische Hypothekenbank AG
   4.000% due 09/15/2006                       DK     3,440      3,427
                                                               -------
Total Germany                                                   87,824
(Cost $89,292)                                                 =======

----------------------------------------------------------------------
 GREECE (b)(h) 0.6%
----------------------------------------------------------------------

Hellenic Finance
   2.000% due 07/15/2003                       EC     1,600      1,753
Hellenic Republic
  10.200% due 05/19/2003 (d)                   GD   100,000        331
  10.180% due 06/17/2003 (d)                        107,400        355
  13.100% due 10/23/2003 (d)                        376,000      1,248
                                                               -------
Total Greece                                                     3,687
(Cost $3,946)                                                  =======

----------------------------------------------------------------------
 ITALY (b)(h) 2.8%
----------------------------------------------------------------------

 Republic of Italy
   4.500% due 05/01/2009 (j)                   EC     3,710      3,731
   6.500% due 11/01/2027 (j)                         10,916     12,296
                                                               -------
 Total Italy                                                    16,027
 (Cost $17,729)                                                =======


26 See accompanying notes

                                                    Principal
                                                       Amount      Value
                                                       (000s)     (000s)
------------------------------------------------------------------------
 JAPAN (b)(h) 19.9%
------------------------------------------------------------------------

Government of Japan
   4.100% due 12/22/2003 (j)                  JY    4,063,000   $ 43,341
   4.500% due 12/20/2004 (j)                        1,294,300     14,308
   4.000% due 06/20/2005 (j)                          141,300      1,540
   3.400% due 06/20/2005 (j)                        1,078,300     11,403
   3.000% due 09/20/2005                              925,000      9,591
   3.300% due 06/20/2006 (j)                        1,950,000     20,646
   0.900% due 12/22/2008 (j)                        1,375,700     11,973
SHL Corp. Limited
   0.493% due 10/25/2023 (d)                          172,022      1,617
   0.794% due 12/25/2024 (d)                           76,000        715
                                                                 -------
Total Japan                                                      115,134
(Cost $108,539)                                                  =======

------------------------------------------------------------------------
 MEXICO (h) 2.5%
------------------------------------------------------------------------

Banco Nacional de Comercio Exterior
   7.250% due 02/02/2004                       $          600        544
Petroleos Mexicanos
   8.850% due 09/15/2007                                1,040        946
   9.375% due 12/02/2008                                1,290      1,317
United Mexican States
   5.750% due 04/07/2000 (d)                            6,000      5,932
   8.750% due 05/30/2002                      BP          270        441
   6.768% due 06/27/2002 (d)                              670        660
  10.375% due 01/29/2003                      DM        2,575      1,511
   9.060% due 04/07/2004 (d)                   $        3,100      3,117
                                                                 -------
Total Mexico                                                      14,468
(Cost $14,330)                                                   =======

------------------------------------------------------------------------
 NETHERLANDS (b)(h) 2.4%
------------------------------------------------------------------------

General Motors Acceptance Corp.
   6.875% due 09/09/2004                      BP        2,780      4,500
GMAC International Finance BV
   7.125% due 02/10/2000                       $          744      1,226
KPNQWest BV
   7.125% due 06/01/2009                      EC        3,700      3,777
LBW Finance NV
   7.000% due 03/08/2000                       $        4,985      2,759
TPSA Finance BV
   7.750% due 12/10/2008                                1,470      1,430
                                                                 -------
Total Netherlands                                                 13,692
(Cost $13,859)                                                   =======

------------------------------------------------------------------------
 NEW ZEALAND (b)(h) 7.2%
------------------------------------------------------------------------

Commonwealth of New Zealand
  10.000% due 03/15/2002 (j)                  N$       59,280     33,317
   4.500% due 02/15/2016 (j)                   $       16,500      8,527
                                                                 -------
Total New Zealand                                                 41,844
(Cost $43,726)                                                   =======

------------------------------------------------------------------------
 PHILIPPINES (b)(h) 0.7%
------------------------------------------------------------------------

Republic of Philippines
   8.000% due 09/17/2004                      EC        2,420      2,658
   6.000% due 12/01/2009 (d)                   $        1,436      1,313
                                                                 -------
Total Philippines                                                  3,971
(Cost $4,004)                                                    =======

------------------------------------------------------------------------
 PORTUGAL (b)(h) 1.9%
------------------------------------------------------------------------

Portugal Government
   3.950% due 07/15/2009 (j)                  EC       11,770     11,157
                                                                 -------
Total Portugal                                                    11,157
(Cost $10,913)                                                   =======

------------------------------------------------------------------------
 SINGAPORE (b)(h) 2.2%
------------------------------------------------------------------------

Singapore Government
   4.375% due 10/15/2005                      S$       15,800      9,383
   4.375% due 01/15/2009                      S$        5,900  $   3,415
                                                                 -------
Total Singapore                                                   12,798
(Cost $12,720)                                                   =======

------------------------------------------------------------------------
 SOUTH KOREA (b)(h) 1.8%
------------------------------------------------------------------------

Korea Development Bank
   2.850% due 05/14/2001 (d)                  DM        7,310      3,892
   2.770% due 05/21/2001                      JY      400,000      3,820
   1.875% due 02/13/2002                               13,000        122
Korean Export-Import Bank
   7.250% due 06/25/2001                       $        1,945      1,930
   6.500% due 02/10/2002                                  800        779
                                                                 -------
Total South Korea                                                 10,543
(Cost $10,026)                                                   =======


------------------------------------------------------------------------
 SPAIN (b)(h) 5.5%
------------------------------------------------------------------------

Kingdom of Spain
   5.150% due 07/30/2009 (j)                  EC       27,170     28,615
   6.000% due 01/31/2029 (j)                            3,123      3,341
                                                                 -------
Total Spain                                                       31,956
(Cost $32,629)                                                   =======

------------------------------------------------------------------------
 SUPRANATIONAL (b)(h) 9.0%
------------------------------------------------------------------------

Asian Development Bank
   5.375% due 09/15/2003                      A$       13,300      8,450
Eurofima
   5.625% due 11/25/1999                      FF        1,000        163
European Investment Bank
  12.750% due 02/15/2000                      IL    1,262,000        718
   7.000% due 12/08/2003                      BP        6,300     10,405
   6.000% due 11/26/2004 (j)                            1,500      2,390
   5.375% due 08/28/2007                      NK        2,400        295
Inter-American Development Bank
   7.125% due 11/26/2004                      BP        1,750      2,908
International Bank for Reconstruction &
   Development
   6.875% due 07/14/2000                      BP        2,500      4,135
   7.000% due 09/18/2000                      N$        6,400      3,346
   7.250% due 04/09/2001                                6,400      3,347
   7.000% due 06/07/2002                      BP        1,100      1,820
   7.250% due 05/27/2003                      N$       10,670      5,523
International Finance Corp.
   6.340% due 02/17/2000                      BP        4,965      8,183
World Bank
  10.250% due 04/11/2002                      PP       31,000        703
                                                                 -------
Total Supranational                                               52,386
(Cost $54,138)                                                   =======

------------------------------------------------------------------------
 SWEDEN (b)(h) 0.4%
------------------------------------------------------------------------

Kingdom of Sweden
  13.000% due 06/15/2001                      SK       11,200      1,557
   5.500% due 04/12/2002 (j)                            6,100        758
                                                                 -------
Total Sweden                                                       2,315
(Cost $2,412)                                                    =======

------------------------------------------------------------------------
 TUNISIA (b)(h) 0.3%
------------------------------------------------------------------------

Banque Centrale De Tunisie
   7.500% due 08/06/2009                      EC        1,500      1,573
                                                                 -------
Total Tunisia                                                      1,573
(Cost $1,524)                                                    =======

------------------------------------------------------------------------
 UNITED KINGDOM (b)(h) 5.8%
------------------------------------------------------------------------

Abbey National Treasury Service
   5.250% due 01/21/2004                      BP        2,670      4,103
FCE Bank PLC
   7.500% due 12/08/1999                      DM        9,808      5,384
General Electric Capital Corp.
   6.750% due 12/30/1999                      BP        1,029      1,697
   9.000% due 02/14/2000                                1,157      1,922


                                                       See accompanying notes 27

Foreign Bond Fund
September 30, 1999 (Unaudited)
                                                  Principal
                                                     Amount      Value
                                                     (000s)     (000s)
----------------------------------------------------------------------
SCCR Series 1 Limited
   2.589% due 05/15/2000 (d)                 IL  15,380,000   $  8,454
United Kingdom Gilt
   8.500% due 12/07/2005 (j)                 BP       6,456     11,858
                                                               -------
Total United Kingdom                                            33,418
(Cost $33,837)                                                 =======

----------------------------------------------------------------------
 UNITED STATES (b)(h) 68.1%
----------------------------------------------------------------------

Asset-Backed Securities 7.1%
AFC Home Equity Loan Trust
   5.603% due 03/25/2027 (d)                  $       1,205      1,210
Americredit Automobile Receivable Trust
   5.880% due 12/05/2003                                250        249
Banc One Auto Grantor Trust
   6.270% due 11/20/2003                                623        624
   6.290% due 07/20/2004                                889        888
Bayview Financial Acquisition
   5.889% due 02/25/2029 (d)                            454        455
Chase Manhattan Grantor Trust
   6.610% due 09/15/2002                                457        459
Citibank Credit Card Master Trust
   5.279% due 05/15/2002                              1,200      1,200
Comed Transitional Funding Trust
   5.380% due 03/25/2002                                583        583
Contimortgage Home Equity Loan Trust
   6.370% due 10/15/2012 (d)                          2,092      2,088
   6.010% due 12/25/2013                             13,765     13,714
Daimler-Benz Vehicle Trust
   5.230%due12/20/2001                                2,128      2,126
Emergent Home Equity Loan Trust
   6.745% due 05/15/2012                              1,019      1,018
EQCC Home Equity Loan Trust
   5.543% due 03/20/2029                                796        796
   5.770% due 03/20/2029                              3,992      3,995
First Security Auto Owner Trust
   5.311% due 04/15/2002                              1,528      1,526
Illinois Power Special Purpose Trust
   5.390% due 06/25/2002                                468        468
MBNA Master Credit Card Trust
   6.050% due 11/15/2002                              2,070      2,072
Nissan Auto Receivables Grantor Trust
   5.450% due 04/15/2004                              3,393      3,384
Premier Auto Trust
   6.250% due 08/06/2001                                908        909
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                              1,630      1,628
The Money Store Home Equity Trust
   6.490% due 10/15/2026                                460        454
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                              1,445      1,440
                                                               -------
                                                                41,286
                                                               =======
Corporate Bonds & Notes 19.7%
AES Corp.
  10.250% due 07/15/2006                                394        396
Associates Corp. of North America
   5.596% due 08/27/2001 (d)                          5,000      4,987
AT&T Capital Corp.
   5.561% due 04/23/2002 (d)                            675        662
Bancomext Trust Division
   8.000% due 08/05/2003                                390        377
Beckman Instruments, Inc.
   7.100% due 03/04/2003                                344        334
Buckeye Technologies, Inc.
   8.000% due 10/15/2010                                394        361
Building Materials Corp.
   7.750% due 07/15/2005                                247        227
   8.000% due 10/15/2007                                267        245
Calpine Corp.
   7.875% due 04/01/2008                                485        464
Capital One Bank
   6.001% due 07/28/2003 (d)                         12,000     11,985
Century Communications Corp.
   0.000% due 03/15/2003                                537        380
CMS Energy
   8.125% due 05/15/2002                                385        386
CSC Holdings, Inc.
   9.875% due 04/01/2023                                385        399
CSFP Credit
   5.528% due 11/19/2004 (g)                         19,000     19,190
DaimlerChrysler NA Holdings
   5.748% due 08/23/2002 (d)                          3,900      3,891
Echostar DBS Corp.
   9.250% due 02/01/2006                                488        482
Flag Limited
   8.250% due 01/30/2008                                385        337
Ford Credit Auto Owner Trust
   5.810% due 03/15/2002                              8,000      7,985
Garden State Newspapers
   8.750% due 10/01/2009                                360        331
General Motors Acceptance Corp.
   5.619% due 12/10/2001 (d)                      $   2,000      1,991
   5.540% due 11/12/2002 (d)                          5,100      5,067
   5.560% due 04/05/2004 (d)                          9,760      9,726
Hollinger International Publishing
   8.625% due 03/15/2005                                294        291
Household Finance Corp.
   5.125% due 06/24/2009                         EC   4,900      4,841
J.P. Morgan & Co.
   5.459% due 02/15/2012                          $   5,500      4,821
Jones Intercable, Inc.
   8.875% due 04/01/2007                                427        445
K Mart Corp.
   9.350% due 01/02/2020                                406        436
Lehman Brothers Holdings, Inc.
   5.733% due 02/27/2001 (d)                          4,900      4,907
   5.824% due 11/30/2006 (d)                          1,000        875
McLeodUSA, Inc.
   8.125% due 02/15/2009                                585        547
Merrill Lynch & Co.
   5.393% due 11/01/2001 (d)                          6,830      6,809
MGM Grand, Inc.
   6.950% due 02/01/2005                                180        169
Navistar International Corp.
   8.000% due 02/01/2008                                329        320
Orange PLC
   8.000% due 08/01/2008                                294        284
Polymer Group, Inc.
   9.000% due 07/01/2007                                329        314
Rogers Cantel, Inc.
   8.300% due 10/01/2007                                385        402
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002                             12,738     12,400
Silgan Holdings, Inc.
   9.000% due 06/01/2009                                335        319
Sprint Corp.
   5.875% due 05/01/2004                                690        662
Texas Utilities Co.
   6.438% due 09/24/2001                              2,600      2,600
TV Guide, Inc.
   8.125% due 03/01/2009                                335        317
Unisys Corp.
  12.000% due 04/15/2003                                485        526
World Color Press, Inc.
   8.375% due 11/15/2008                                206        199
                                                               -------
                                                               112,687
                                                               =======
Mortgage-Backed Securities 12.4%
Bank of America Mortgage Securities
   6.500% due 05/25/2029                                314        302
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                              3,213      3,206
Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                              3,801      3,789
   6.500% due 03/25/2029                                140        128
Crusade Global Trust
   5.844% due 02/15/2030 (d)                         14,400     14,400
Federal Home Loan Mortgage Corp.
   6.000% due 03/15/2008                              1,003        996
   9.050% due 06/15/2019                                 73         76


28 See accompanying notes

                                                    Principal
                                                       Amount     Value
                                                       (000s)    (000s)
-----------------------------------------------------------------------

   6.500% due 09/15/2022                          $       156 $     155
   6.811% due 06/01/2022 (d)                            1,520     1,563
   7.091% due 08/01/2022 (d)                              928       948
Federal National Mortgage Assn.
   5.500% due 02/25/2005                                  104       104
   6.903% due 07/01/2021 (d)                            1,010     1,041
   7.043% due 11/01/2022 (d)                            1,217     1,253
   6.559% due 01/01/2023 (d)                            1,493     1,535
   6.599% due 01/01/2023 (d)                            2,066     2,120
   6.923% due 08/01/2023 (d)                            1,173     1,205
GE Capital Mortgage Services, Inc.
   6.250% due 07/25/2029                                  500       485
General Electric Capital Corp.
   5.125% due 01/12/2004                                6,230     9,550
Government National Mortgage Assn.
   6.125% due 11/20/2021-12/20/2026 (d)(e)             13,105     6,977
   6.375% due 05/20/2022-04/20/2027 (d)(e)              5,660     2,902
   6.625% due 07/20/2022-09/20/2026 (d)(e)             25,636    13,331
   7.000% due 11/22/2029                                1,200     1,176
Independent National Mortgage Corp.
   7.729% due 11/25/2024 (d)                               44        44
Morgan Stanley Mortgage
   8.150% due 07/20/2021                                    2         2
Prudential Home Mortgage Securities
   6.800% due 05/25/2024                                  431       382
Residential Funding Mortgage Securities, Inc.
   6.500% due 06/25/2029                                1,196     1,001
Structured Asset Mortgage Investments, Inc.
   6.584% due 06/25/2029 (d)                            3,279     3,195
                                                              ---------
                                                                 71,866
                                                              =========
U.S. Government Agencies 13.0%
Federal Home Loan Bank
   6.000% due 05/12/2000 (d)                           24,600    24,277
   4.842% due 02/15/2002 (d)                           14,000    13,672
Federal National Mortgage Assn.
   6.500% due 07/10/2002                         A$    16,100    10,654
   6.875% due 06/07/2002 (j)                     BP    10,230    16,898
   7.250% due 06/20/2002 (j)                     N$    14,850     7,744
   5.500% due 12/07/2003 (j)                     BP       700     1,099
Student Loan Marketing Assn.
   5.225% due 04/25/2004 (d)                      $       374       373
   5.195% due 10/25/2004 (d)                              834       832
                                                              ---------
                                                                 75,549
                                                              =========
U.S. Treasury Obligations 15.9%
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (f)(j)                        82,272    81,758
U.S. Treasury Bonds
  12.500% due 08/15/2014 (j)                            6,710     9,719
U.S. Treasury Notes
   5.500% due 02/29/2000                                  790       791
                                                              ---------
                                                                 92,268
                                                              ---------
Total United States                                             393,656
(Cost $395,384)                                               =========

-----------------------------------------------------------------------
 PURCHASED CALL OPTIONS (b)(h) 1.1%
-----------------------------------------------------------------------

Japanese Yen vs. Euro (OTC)
    Strike @ 114.000 Exp. 12/22/1999             EC    52,900       959
Republic of Germany (OTC)
   4.750% due 07/04/2028
    Strike @ 65.000 Exp. 01/18/2000                     9,940     2,172
United Kingdom Gilt (OTC)
   8.000% due 06/10/2003
    Strike @ 95.000 Exp. 02/16/2000              BP    18,720     3,030
                                                              ---------
Total Purchased Call Options                                      6,161
(Cost $5,728)                                                 =========

-----------------------------------------------------------------------
 PURCHASED PUT OPTIONS 3.6%
-----------------------------------------------------------------------

Interest Rate Swap (OTC)
    Strike @ 6.280% Exp. 04/29/2002               $     9,000     1,033
Japanese Yen vs. Euro (OTC)
    Strike @ 125.000 Exp. 10/15/1999                    8,350         1
Japanese Yen vs. U.S. Dollar (OTC)
    Strike @ 120.000 Exp. 10/15/1999                   12,300         0
Japanese Yen vs. U.S. Dollar (OTC)
    Strike @ 120.000 Exp. 10/15/1999                    8,200         0
U.S. Treasury Note (OTC)
   5.250% due 05/31/2001
         Strike @ 102.359 Exp. 12/06/1999             119,800     3,430
U.S. Treasury Note (OTC)
   5.625% due 05/15/2008
    Strike @ 108.812 Exp. 12/06/1999                   83,500     9,685
U.S. Treasury Bond (OTC)
   5.500% due 08/15/2028
    Strike @ 105.406 Exp. 10/01/1999                   13,060     2,058
United Kingdom Gilt (OTC)
   6.000% due 12/07/2028
    Strike @ 160.000 Exp. 02/10/2000                    3,900     2,565
United Kingdom Gilt (OTC)
   8.000% due 06/07/2021
    Strike @ 170.000 Exp. 01/18/2000                    4,680     2,314
                                                              ---------
Total Purchased Put Options                                      21,086
(Cost $21,137)                                                =========

-----------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 1.5%
-----------------------------------------------------------------------

Certificates of Deposit 1.1%
Commerzbank AG
   6.200% due 05/10/2000 (d)                            6,550     6,500
                                                              ---------
Commercial Paper 0.3%
Bellsouth Telecom
   5.350% due 10/13/1999                                1,500     1,497
                                                              ---------

Repurchase Agreement 0.1%
State Street Bank
   4.800% due 10/01/1999                                  868       868
   (Dated 09/30/1999. Collateralized by Federal
   National Mortgage Association 6.000%
   07/16/2001 valued at $885,922.
   Repurchase proceeds are $868,116.)
                                                              ---------
Total Short-Term Instruments                                      8,865
(Cost $8,915)                                                 =========

Total Investments (a) 172.5%                                  $ 999,720
(Cost $1,006,965)

Written Options (c) (0.2%)                                       (1,416)
(Premiums $1,124)
                                                              ---------
Other Assets and Liabilities (Net) (72.3%)                     (418,784)
                                                              ---------

Net Assets 100.0%                                             $ 579,520
                                                              =========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                     $  13,096

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                     (20,341)
                                                              ---------

Unrealized depreciation-net                                   $  (7,245)
                                                              =========

                                                      See accompanying notes  29

Foreign Bond Fund
September 30, 1999 (Unaudited)

--------------------------------------------------------------------------------
(b) Foreign forward currency contracts outstanding at September 30, 1999:

                             Principal
                                Amount                              Unrealized
                            Covered by         Settlement        Appreciation/
Type        Currency          Contract              Month       (Depreciation)
--------------------------------------------------------------------------------

Buy               A$             1,741            10/1999             $     17
Sell                            16,763            10/1999                 (139)
Buy               BP             3,431            10/1999                    6
Sell                            37,678            10/1999                 (307)
Sell                             2,880            11/1999                    2
Buy               C$             1,420            10/1999                   11
Sell                            20,030            10/1999                 (167)
Sell              DK           190,745            10/1999                 (660)
Buy                             55,805            11/1999                   47
Sell                           174,832            11/1999                 (220)
Buy                             14,910            01/2000                   25
Sell                            34,382            01/2000                   28
Buy                             50,957            02/2000                  175
Sell                            29,447            02/2000                  (66)
Buy               EC             8,102            10/1999                   61
Sell                            65,364            10/1999                 (645)
Buy                             24,814            11/1999                  506
Sell                            19,489            11/1999                 (445)
Sell                             1,929            01/2000                  (61)
Sell                             1,154            02/2000                    9
Sell                               804            03/2000                  (17)
Sell              GD           721,432            01/2000                  (41)
Sell              H$           203,800            02/2000                  (84)
Sell                           121,638            09/2000                   (2)
Sell              JY            26,093            10/1999                    2
Buy                            356,240            02/2000                  (78)
Sell                         1,589,804            02/2000                 (316)
Sell              N$            33,013            10/1999                  841
Sell                            39,773            11/1999                   68
Sell              NK             5,691            10/1999                   (1)
Buy                              1,631            02/2000                    6
Buy               PZ            14,184            01/2000                 (142)
Buy                              8,320            02/2000                  (69)
Buy                              6,300            03/2000                    8
Sell              S$            21,466            02/2000                  (39)
Buy               SK            47,900            10/1999                   66
Sell                            12,917            10/1999                    6
                                                                      ---------
                                                                      $ (1,615)
                                                                      =========

(c) Premiums received on written options:

                                                     # of
Type                                            Contracts  Premium    Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 120.000 Exp. 11/20/1999                   247   $  135  $    27
Put - CBOT U.S. Treasury Bond December Futures
   Strike @ 110.000 Exp. 11/20/1999                   247       87       81
Put - OTC U.S.Treasury Note
   5.250% due 05/2004
   Strike @ 95.469 Exp. 10/15/1999                  3,500       14        0
Put - OTC Japanese Yen vs. US Dollar
   Strike @ 120.000 Exp. 10/15/1999                 8,200       45        0
Put - OTC Japanese Yen vs. Eurodollar
   Strike @ 125.000 Exp. 10/15/1999                 8,350      118        1
Put - OTC Eurodollar vs. Japanese Yen
   Strike @ 112.000 Exp. 11/26/1999                 6,300       86      108
Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.280%  Exp. 04/29/2000                16,000      634    1,194
Put - LIFFE EURIBOR September Futures
   Strike @ 96.000  Exp. 09/18/2000                 6,300        5        5
                                                            ---------------
                                                            $1,124   $1,416
                                                            ===============

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Restricted security.

(h) Principal amount denoted in indicated currency:

 A$ -  Australian Dollar
 BF -  Belgian Franc
 BP -  British Pound
 C$ -  Canadian Dollar
 DK -  Danish Krone
 DM -  German Mark
 EC -  European Currency Unit
 FF -  French Franc
 GD -  Greek Drachma
 H$ -  Hong Kong Dollar
 IL -  Italian Lira
 JY -  Japanese Yen
 N$ -  New Zealand Dollar
 NK -  Norwegian Kron
 PP -  Philippines Peso
 PZ -  Polish Zloty
 S$ -  Singapore Dollar
 SK -  Swedish Krona

(i) Swap agreements outstanding at September 30, 1999:

                                                  Notional           Unrealized
Type                                                Amount         Appreciation
--------------------------------------------------------------------------------
Receive fixed rate equal to 6.949% and
pay floating rate based on 6 month LIBOR.

Broker: Merrill Lynch
Exp. 08/06/2003                                   $ 28,900         $        109

(j) Subject to a financing transaction.


30 See accompanying notes

Schedule of Investments

High Yield Fund
September 30, 1999 (Unaudited)
                                                 Principal
                                                    Amount      Value
                                                    (000s)     (000s)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES 84.1%
---------------------------------------------------------------------

Banking & Finance 7.2%
Americredit Corp.
   9.875% due 04/15/2006                          $    675   $    682
Arvin Capital
   9.500% due 02/01/2027                            19,000     18,900
Bay View Capital Corp.
   9.125% due 08/15/2007                             8,200      7,545
Charter Commercial Holdings LLC
   8.250% due 04/01/2007                            13,750     12,908
Crown Castle International Corp.
  13.250% due 11/15/2007                             2,000      1,400
Forest City Enterprises
   8.500% due 03/15/2008                            12,350     11,671
Fuji Bank
   9.870% due 12/31/2049 (d)                        36,000     36,540
General Motors Acceptance Corp.
   5.438% due 04/29/2002 (d)                           800        799
Golden State Holdings
   7.000% due 08/01/2003                               205        195
   7.125% due 08/01/2005                               870        807
Host Marriott LP
   8.375% due 02/15/2006                             5,000      4,725
Mercury Finance Co.
  10.009% due 03/23/2001                            25,600     24,048
  10.000% due 03/23/2001                            31,450     29,720
Nextel Partners, Inc.
   0.000% due 02/01/2009                            17,750     10,473
Presidential Life Insurance Corp.
   7.875% due 02/15/2009                            12,750     12,395
Reliance Group Holdings
   9.000% due 11/15/2000                             5,528      5,552
Sumitomo
   9.400% due 12/29/2049 (d)                        30,300     30,531
TPSA Finance BV
   7.750% due 12/10/2008                            13,950     13,571
Trizec Finance Limited
  10.875% due 10/15/2005                            19,461     20,337
Willis Corroon Corp.
   9.000% due 02/01/2009                            15,700     14,209
                                                             --------
                                                              257,008
                                                             ========
Industrials 68.5%
Abbey Healthcare Group
   9.500% due 11/01/2002                            12,945     13,058
Advanced Lighting
   8.000% due 03/15/2008                            11,425     10,183
AEI Holding Co.
  10.500% due 12/15/2005                            12,880     11,592
Agriculture Minerals & Chemicals
  10.750% due 09/30/2003                             3,000      1,875
Airtrust
   0.000% due 06/01/2013                            12,942      4,815
Allied Waste Industries
   7.875% due 03/15/2005                             2,000      1,853
Allied Waste North America, Inc.
   7.375% due 01/01/2004                            15,100     13,892
   7.625% due 01/01/2006                            23,225     20,903
  10.000% due 08/01/2009                            21,250     19,550
American Airlines
  10.610% due 03/04/2010                               650        775
American Axle & Manufacturing, Inc.
   9.750% due 03/01/2009                             9,550      9,478
American Standard, Inc.
   7.125% due 02/15/2003                               300        288
   7.375% due 02/01/2008                            10,800      9,828
   9.250% due 12/01/2016                             6,084      6,145
Amerigas Partners LP
  10.125% due 04/15/2007                             3,000      3,113
Amphenol Corp.
   9.875% due 05/15/2007                            11,825     11,914
Applied Power, Inc.
   8.750% due 04/01/2009                            21,280     20,057
Archibald Candy Corp.
  10.250% due 07/01/2004                             5,000      4,951
AT&T Canada, Inc.
  10.625% due 11/01/2008                            $ 9,600   $10,992
Ball Corp.
   7.750% due 08/01/2006                              8,750     8,576
   8.250% due 08/01/2008                              9,600     9,337
Beckman Instruments, Inc.
   7.100% due 03/04/2003                              5,000     4,859
   7.450% due 03/04/2008                             17,950    16,618
Benedek Communications Corp.
   0.000% due 05/15/2006 (c)                          1,500     1,315
Beverly Enterprises, Inc.
   9.000% due 02/15/2006                             19,925    17,236
Bresnan Communications
   8.000% due 02/01/2009                              2,000     1,966
Buckeye Technologies, Inc.
   8.000% due 10/15/2010                             10,100     9,268
Building Materials Corp.
   7.750% due 07/15/2005                             15,950    14,674
   8.625% due 12/15/2006                              1,235     1,187
   8.000% due 10/15/2007                              2,050     1,881
   8.000% due 12/01/2008                             22,250    20,414
Cablevision SA
  13.750% due 05/01/2009                              3,500     3,264
Cadmus Communications Corp.
   9.750% due 06/01/2009                              6,100     6,108
Call-Net Enterprises, Inc.
   8.000% due 08/15/2008                              6,900     5,624
   9.375% due 05/15/2009                              6,400     5,696
Canadian Forest Oil Limited
   8.750% due 09/15/2007                              4,900     4,742
Century Communications Corp.
   9.500% due 08/15/2000                                600       607
   0.000% due 03/15/2003                             10,400     7,359
   9.500% due 03/01/2005                              2,000     2,000
   8.750% due 10/01/2007                              6,000     5,836
   0.000% due 01/15/2008                              5,000     2,175
CF Cable TV, Inc.
   9.125% due 07/15/2007                              9,000     9,770
Chattem, Inc.
   8.875% due 04/01/2008                              4,950     4,690
Circus Circus Enterprises
   6.750% due 07/15/2003                             21,900    20,039
   9.250% due 12/01/2005                              6,350     6,406
Clark R & M, Inc.
   8.375% due 11/15/2007                              5,000     4,350
   8.625% due 08/15/2008                              4,500     3,960
Clearnet Communications
   0.000% due 05/01/2009                              6,000     3,660
Coltec Industries, Inc.
   7.500% due 04/15/2008                             32,150    31,761
Columbia/HCA Healthcare
   6.125% due 12/15/2000                              2,000     1,945
   6.910% due 06/15/2005                              1,250     1,118
   7.000% due 07/01/2007                              3,350     2,916
   8.360% due 04/15/2024                              6,000     5,548
   6.730% due 07/15/2045                              9,000     8,636
Columbus McKinnon
   8.500% due 04/01/2008                             17,500    16,319
Comcast Corp.
   9.500% due 01/15/2008                              6,837     7,110
Consolidated Container Co.
  10.125% due 07/15/2009                             12,150    12,272
Container Corp. of America
   9.750% due 04/01/2003                              1,000     1,028
  11.250% due 05/01/2004                              6,770     7,007
Continental Cablevision
   9.500% due 08/01/2013                             10,000    10,996
Cross Timbers Oil Co.
   9.250% due 04/01/2007                              4,440     4,407
   8.750% due 11/01/2009                              6,000     5,805
CSC Holdings, Inc.
   9.875% due 05/15/2006                                850       890
   9.875% due 02/15/2013                              2,000     2,115
  10.500% due 05/15/2016                             11,000    12,059
   7.875% due 02/15/2018                             10,000     9,539



                                                      See accompanying notes 31

High Yield Fund
September 30, 1999 (Unaudited)
                                                    Principal
                                                       Amount     Value
                                                       (000s)    (000s)
-----------------------------------------------------------------------
   9.875% due 04/01/2023                            $   4,000  $  4,151
Cumberland Farms
  10.500% due 10/01/2003                                5,540     5,457
Dade International, Inc.
  11.125% due 05/01/2006                                3,350     3,471
Delta Air Lines, Inc.
  10.790% due 03/26/2014                                2,264     2,669
Dial Call Communications
  10.250% due 12/15/2005 (d)                            6,697     6,806
Diamond Cable Communication Co.
   0.000% due 09/30/2004                                2,000     2,133
   0.000% due 12/15/2005 (d)                           10,000     8,950
Dunlop Stand Aero Holdings
  11.875% due 05/15/2009                                8,000     8,080
Echostar Communications Corp.
   9.250% due 02/01/2006                               33,650    33,398
   9.375% due 02/01/2009                                6,875     6,841
Emmis Communications Corp.
   8.125% due 03/15/2009                                7,150     6,810
Energis PLC
   9.750% due 06/15/2009                                7,500     7,688
Extended Stay America
   9.150% due 03/15/2008                               11,500    10,983
Extendicare Health Services
   9.350% due 12/15/2007                                5,950     3,630
EZ Communication, Inc.
   9.750% due 12/01/2005                                2,500     2,655
Falcon Holding Group LP
   0.000% due 04/15/2010 (c)                           11,700     8,366
   8.375% due 04/15/2010                                7,150     7,096
Federal-Mogul Corp.
   7.500% due 07/01/2004                               29,000    27,805
   7.375% due 01/15/2006                                  250       232
   7.750% due 07/01/2006                               11,350    10,661
Ferrellgas Partners LP
   9.375% due 06/15/2006                               14,286    13,929
Fisher Scientific International
   7.125% due 12/15/2005                               13,750    12,547
   9.000% due 02/01/2008                               34,470    32,057
Forest Oil Corp.
  10.500% due 01/15/2006                                4,835     5,004
Fox/Liberty Networks LLC
   0.000% due 08/15/2007                                9,750     7,703
Fred Meyer, Inc.
   7.450% due 03/01/2008                                  400       397
Furon Co.
   8.125% due 03/01/2008                                4,650     4,720
Garden State Newspapers
   8.750% due 10/01/2009                               24,655    22,683
   8.625% due 07/01/2011                                6,900     6,245
Globalstar LP
  11.375% due 02/15/2004                                8,350     5,386
  11.250% due 06/15/2004                                5,500     3,493
  10.750% due 11/01/2004                                3,106     1,988
Globe Telecom
  13.000% due 08/01/2009                                4,350     4,551
Golden Northwest Aluminum
  12.000% due 12/15/2006                                3,850     3,994
Grupo Televisa SA
  11.375% due 05/15/2003                                1,300     1,367
   0.000% due 05/15/2008 (c)                            6,475     5,455
Gulf Canada Resources
   9.250% due 01/15/2004                               12,575    12,658
   9.625% due 07/01/2005                                1,680     1,730
   8.375% due 11/15/2005                                4,000     3,920
Harnischfeger Industrial, Inc.
   8.900% due 03/01/2022                                6,300     2,930
   7.250% due 12/15/2025                                9,500     4,418
Harrahs Operating Co., Inc.
   7.875% due 12/15/2005                               10,400    10,010
   7.500% due 01/15/2009                               20,675    19,849
Henry Co.
  10.000% due 04/15/2008                                1,000       675
HMH Properties, Inc.
   7.875% due 08/01/2005                               20,900    19,333
   8.450% due 12/01/2008                                6,350     5,906
Hollinger International Publishing
   9.250% due 02/01/2006                                2,800     2,779
Holmes Products Corp.
   9.875% due 11/15/2007                                4,200     3,801
Horseshoe Gaming Holding
   8.625% due 05/15/2009                               23,200    22,098
HS Resources, Inc.
   9.250% due 11/15/2006                                5,250     5,237
Huntsman Corp.
   9.500% due 07/01/2007                               12,350    11,455
Huntsman ICI Chemicals
  10.125% due 07/01/2009                                2,500     2,463
Huntsman Packaging Corp.
   9.125% due 10/01/2007                               11,050    10,221
Impsat Corp.
  12.375% due 06/15/2008                               10,900     8,311
Intergrated Health Services
   8.563% due 12/31/2005 (d)                               50        41
   8.813% due 12/31/2005 (d)                            9,800     8,036
   9.500% due 09/15/2007                                2,950       457
Intermedia Communications, Inc.
   0.000% due 05/15/2006 (c)                           31,535    25,701
International Game Technology
   7.875% due 05/15/2004                               16,500    15,881
   8.375% due 05/15/2009                               14,250    13,680
ISP Holdings, Inc.
   9.750% due 02/15/2002                                  250       253
   9.000% due 10/15/2003                               23,370    23,428
ITC Deltacom, Inc.
  11.000% due 06/01/2007                                3,250     3,429
   9.750% due 11/15/2008                                1,750     1,754
IXC Communications, Inc.
   9.000% due 04/15/2008                                8,500     8,458
J.Q. Hammons Hotels
   8.875% due 02/15/2004                                4,950     4,579
Jones Intercable, Inc.
   8.875% due 04/01/2007                                5,060     5,269
JPS Automotive Products
  11.125% due 06/15/2001                                9,000     9,225
Jupiters Limited
   8.500% due 03/01/2006                               11,850    11,376
K Mart Corp.
  12.350% due 01/01/2008                                4,127     4,316
   8.800% due 07/01/2010                                1,250     1,219
   9.350% due 01/02/2020                               14,874    15,989
   9.780% due 01/05/2020                                9,575     9,862
K-III Communications Co.
   8.500% due 02/01/2006                               15,940    15,542
KPNQWest BV
   8.125% due 06/01/2009                               31,000    29,450
L-3 Communications Corp.
  10.375% due 05/01/2007                                5,750     6,009
Lear Corp.
   8.250% due 02/01/2002                                7,910     7,712
Lenfest Communications
   8.375% due 11/01/2005                               10,650    10,996
  10.500% due 06/15/2006                                  525       591
Level 3 Communications, Inc.
   9.125% due 05/01/2008                               32,700    29,675
Levi Strauss & Co.
   6.800% due 11/01/2003                               32,350    30,261
Leviathan Gas Pipeline Partners, L.P.
  10.375% due 06/01/2009                                3,750     3,834
Lin Holdings Corp.
   0.000% due 03/01/2008 (d)                           18,750    12,375
Lin Television Corp.
   8.375% due 03/01/2008                                9,300     8,719
Lyondell Chemical Co.
   9.625% due 05/01/2007                               34,500    34,414
Magnum Hunter Resources, Inc.
  10.000% due 06/01/2007                                1,900     1,777
Mail-Well Corp.
   8.750% due12/15/2008                                18,780    17,935



32 See accompanying notes

                                          Principal
                                             Amount     Value
                                             (000s)    (000s)
-------------------------------------------------------------
Mark IV Industries, Inc.
   7.500% due 09/01/2007                    $ 6,730   $ 6,265
Market Hub Partners
   8.250% due 03/01/2008                     14,580    14,143
Marsh Supermarkets, Inc.
   8.875% due 08/01/2007                      9,500     9,381
McLeodUSA, Inc.
   0.000% due 03/01/2007 (c)                 42,825    33,939
   8.375% due 03/15/2008                      5,100     4,820
   9.500% due 11/01/2008                     13,625    13,761
   8.125% due 02/15/2009                      4,800     4,488
Metromedia Fiber Network
  10.000% due 11/15/2008                     14,295    13,866
Metronet Communications
   0.000% due 06/15/2008 (c)                 16,475    12,851
MGM Grand, Inc.
   6.950% due 02/01/2005                     33,150    31,033
MJD Communications, Inc.
   9.500% due 05/01/2008                      7,875     7,127
Navistar International Corp.
   8.000% due 02/01/2008                      5,000     4,863
Newpark Resources, Inc.
   8.625% due 12/15/2007                      5,050     4,722
Nextel Communications, Inc.
   9.750% due 08/15/2004                     14,750    14,953
   0.000% due 02/15/2008 (c)                 38,750    27,222
Nextlink Communications
  10.750% due 06/01/2009                     12,925    13,022
Nortek, Inc.
   9.875% due 03/01/2004                      2,205     2,172
NTL, Inc.
  12.750% due 04/15/2005                        700       686
   0.000% due 02/01/2006                     21,350    18,681
  11.500% due 10/01/2008                      6,900     7,478
Nuevo Grupo Iuscell
  10.000% due 07/15/2004                      1,000       920
Ocean Rig Norway
  10.250% due 06/01/2008                      6,325     4,965
Octel Developments PLC
  10.000% due 05/01/2006                        600       611
Optel, Inc.
  13.000% due 02/15/2005                      1,500     1,058
  11.500% due 07/01/2008                      5,300     3,419
Orange PLC
   9.000% due 06/01/2009                      3,000     3,053
Orion Network Systems, Inc.
  11.250% due 01/15/2007                     16,375    12,691
   0.000% due 01/15/2007 (c)                 23,100    10,742
Owens & Minor, Inc.
  10.875% due 06/01/2006                        950       974
P&L Coal Holdings
   8.875% due 05/15/2008                     36,050    35,419
Packaging Corp. of America
   9.625% due 04/01/2009                     14,525    14,743
Packard Bioscience Co.
   9.375% due 03/01/2007                      5,600     5,096
Perry-Judd
  10.625% due 12/15/2007                      5,845     5,348
Petroleos Mexicanos
   9.520% due 07/15/2005 (d)                  8,600     8,192
Pharmerica, Inc.
   8.375% due 04/01/2008                     15,650    15,630
Phar-Mor, Inc.
  11.720% due 09/11/2002                      8,005     7,925
Physician Sales and Service, Inc.
   8.500% due 10/01/2007                     10,250     9,994
Piedmont Aviation
  10.250% due 03/28/2005                        821       857
Pioneer National Resources
   8.875% due 04/15/2005                     20,100    20,086
   8.250% due 08/15/2007                      5,750     5,531
   6.500% due 01/15/2008                      6,950     5,959
Polymer Group, Inc.
   9.000% due 07/01/2007                     21,005    20,060
   8.750% due 03/01/2008                      9,700     9,142
Pool Energy Co.
   8.625% due 04/01/2008                    $11,750   $12,220
Pride International, Inc.
   9.375% due 05/01/2007                      3,100     3,131
  10.000% due 06/01/2009                      6,000     6,150
Primedia, Inc.
  10.250% due 06/01/2004                      4,000     4,180
   7.625% due 04/01/2008                      8,250     7,755
Qwest Communications International, Inc.
   0.000% due 10/15/2007 (c)                 13,040    10,204
   0.000% due 02/01/2008 (c)                 10,550     7,807
R & B Falcon Corp.
   6.500% due 04/15/2003                      5,200     4,628
   9.250% due 04/15/2005                      2,500     2,150
R.H. Donnelly, Inc.
   9.125% due 06/01/2008                      6,175     6,052
Racers
   8.375% due 10/01/2007                     21,291    19,561
Regal Cinemas, Inc.
   9.500% due 06/01/2008                     12,150     8,323
   8.875% due 12/15/2010                      7,475     4,971
Renaissance Media Group
   0.000% due 04/15/2008 (c)                 21,250    14,663
Revlon Consumer Products
   8.125% due 02/01/2006                      1,375     1,220
Riviera Holdings Corp.
  10.000% due 08/15/2004                      1,850     1,600
Rogers Cablesystems Limited
  10.000% due 03/15/2005                      4,000     4,310
Rogers Cantel Mobile Communications, Inc.
   9.375% due 06/01/2008                     23,250    24,529
Rogers Cantel, Inc.
   8.300% due 10/01/2007                          0         0
   8.800% due 10/01/2007                      1,350     1,384
Safety-Kleen Services
   9.250% due 06/01/2008                     32,575    32,738
   9.250% due 05/15/2009                     15,000    14,475
Salem Communications
   9.500% due 10/01/2007                      5,400     5,420
Satelites Mexicanos
   8.750% due 06/30/2004 (d)                  8,870     6,874
  10.125% due 11/01/2004                      1,500     1,174
SC International Services, Inc.
   9.250% due 09/01/2007                     20,950    20,426
Sequa Corp.
   9.375% due 12/15/2003                      5,000     5,113
   9.000% due 08/01/2009                      9,700     9,555
Silgan Holdings, Inc.
   9.000% due 06/01/2009                     18,410    17,536
Smithfield Foods
   7.625% due 02/15/2008                      5,950     5,355
Smith's Food & Drug Centers, Inc.
   8.640% due 07/02/2012                      9,575     9,932
   9.200% due 07/02/2018                     15,750    16,441
Stater Brothers Holdings
  10.750% due 08/15/2006                      3,750     3,844
Station Casinos, Inc.
   9.750% due 04/15/2007                      8,600     8,772
   8.875% due 12/01/2008                      4,000     3,900
Sterling Chemicals, Inc.
  12.375% due 07/15/2006                     12,500    11,813
  11.750% due 08/15/2006                      1,500       938
Stone Container Corp.
   9.875% due 02/01/2001                      2,000     2,010
  10.750% due 10/01/2002                     18,150    18,740
  11.500% due 10/01/2004                      2,000     2,096
Synthetic Industries, Inc.
   9.250% due 02/15/2007                     14,700    15,141
Telewest Communications PLC
   9.625% due 10/01/2006                     12,750    12,909
   0.000% due 10/01/2007 (d)                 10,949     9,827
   9.250% due 04/15/2009                     20,500    12,505
Tenet Healthcare Corp.
   7.875% due 01/15/2003                      1,000       963
   8.625% due 12/01/2003                      1,600     1,589



                                                       See accompanying notes 33

High Yield Fund
September 30, 1999 (Unaudited)
                                              Principal
                                                 Amount        Value
                                                 (000s)       (000s)
--------------------------------------------------------------------
   8.000% due 01/15/2005                     $    6,550   $    6,255
   8.625% due 01/15/2007                          3,500        3,343
   7.625% due 06/01/2008                         20,000       18,600
TFM SA de CV
   0.000% due 06/15/2009 (c)                      7,800        4,232
Tierra Industries
  10.500% due 06/15/2005                          2,000        1,250
Total Renal Care Holdings
   7.000% due 05/15/2009                         20,100       13,241
Trans-Resources, Inc.
   0.000% due 03/15/2008 (c)                      5,250        2,651
  10.750% due 03/15/2008                         14,650       13,258
Triad Hospitals, Inc.
   9.270% due 12/31/2005 (d)                      9,975        9,975
  11.000% due 05/15/2009                          2,095        2,085
TV Guide, Inc.
   8.125% due 03/01/2009                         16,200       15,350
Unisys Corp.
  12.000% due 04/15/2003                          3,900        4,232
   7.875% due 04/01/2008                          4,000        3,880
United Defense Industry, Inc.
   8.750% due 11/15/2007                          9,000        8,775
United Pan-Europ Communications NV
  10.875% due 08/01/2009                          8,500        8,628
United Refining Co.
  10.750% due 06/15/2007                            650          476
US Air, Inc.
   9.625% due 09/01/2003                         16,083       16,059
   9.330% due 01/01/2006                          6,101        6,119
Vectura Group, Inc.
  10.250% due 06/30/2008                          5,650        5,579
Vintage Petroleum
   9.000% due 12/15/2005                         10,490       10,516
   8.625% due 02/01/2009                          1,000          970
   9.750% due 06/30/2009                          7,850        8,066
Western Gas Resources
  10.000% due 06/15/2009                          7,350        7,552
Westinghouse Air Brake
   9.375% due 06/15/2005                          4,685        4,662
Westpoint Stevens, Inc.
   7.875% due 06/15/2005                          6,000        5,640
   7.875% due 06/15/2008                         17,450       15,705
Williams Communications Group
  10.700% due 10/01/2007                          4,600        4,600
World Color Press, Inc.
   8.375% due 11/15/2008                         13,650       13,172
   7.750% due 02/15/2009                          5,750        5,434
Worldwide Fiber, Inc.
  12.000% due 08/01/2009                          9,750        9,604
Young Broadcasting, Inc.
   9.000% due 01/15/2006                         20,200       20,023
   8.750% due 06/15/2007                          4,510        4,431
                                                          ----------
                                                           2,436,963
                                                          ==========
Utilities 8.4%
AES Corp.
  10.250% due 07/15/2006                          8,735        8,779
   8.500% due 11/01/2007                          7,300        6,698
   9.500% due 06/01/2009                         11,350       11,393
Alestra SA
  12.125% due 05/15/2006                         11,800       11,358
AMFM, Inc.
   8.750% due 06/15/2007                          5,650        5,565
  12.750% due 02/01/2009                          5,550        4,690
Avalon Cable of Michigan
   9.375% due 12/01/2008                          1,600        1,609
Bayan Telecommunications
  13.500% due 07/15/2006                          2,000        1,901
Beaver Valley Funding Corp.
   9.000% due 06/01/2017                         32,000       33,029
Bridas Corp.
  12.500% due 11/15/1999                          4,500        4,534
Calpine Corp.
   9.250% due 02/01/2004                         14,250       14,339
  15.000% due 03/15/2004 (b)                     10,000       11,400
   7.625% due 04/15/2006                          4,500        4,231
   8.750% due 07/15/2007                         14,950       15,034
   7.875% due 04/01/2008                          8,250        7,899
   7.750% due 04/15/2009                            800          758
CMS Energy
   8.125% due 05/15/2002                          4,500        4,514
   7.000% due 01/15/2005                          9,500        9,068
Flag Limited
   8.250% due 01/30/2008                         37,075       32,441
GST Network
   0.000% due 05/01/2008 (c)                      8,000        3,880
Intermedia Communication
   8.875% due 11/01/2007                            800          706
ITC Deltacom, Inc.
   8.875% due 03/01/2008                         12,300       11,993
Mastec, Inc.
   7.750% due 02/01/2008                          7,250        6,851
MJD Communications, Inc.
   9.160% due 05/01/2008 (d)                      6,000        5,640
Niagara Mohawk Power
   7.750% due 05/15/2006                          1,100        1,123
North Atlantic Energy
   9.050% due 06/01/2002                          3,921        3,981
Orange PLC
   8.000% due 08/01/2008                         41,800       40,442
Philippine Long Distance Telephone Co.
  10.500% due 04/15/2009                         11,550       11,260
Plains Resources Inc.
  10.250% due 03/15/2006                          2,250        2,261
Qwest Communications
   7.250% due 11/01/2008                          1,200        1,182
Rural Cellular Corp.
   9.625% due 05/15/2008                         11,800       12,154
Telewest Communication PLC
  11.250% due 11/01/2008                          1,000        1,076
Wilmington Trust Co. - Tucson Electric
  10.211% due 01/01/2009 (b)                        500          523
  10.732% due 01/01/2013 (b)                      6,993        7,549
Young Broadcasting Corp.
  10.125% due 02/15/2005                          1,000        1,030
                                                          ----------
                                                             300,891
                                                          ----------
Total Corporate Bonds & Notes                              2,994,862
(Cost $3,139,874)                                         ==========


--------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------

U.S. Treasury Strips
   0.000% due 08/15/2026                         29,700        5,668
                                                          ----------
Total U.S. Treasury Obligations                                5,668
(Cost $6,227)                                             ==========

--------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 2.8%
--------------------------------------------------------------------

Collateralized Mortgage Obligations 2.5%
Asset Securitization Corp.
   7.384% due 08/13/2029                          1,500        1,404
Federal Deposit Insurance Corp.
   6.420% due 11/25/2026 (d)                        400          357
Green Tree Financial Corp.
   8.000% due 07/15/2018                          7,000        6,484
LTC Commercial Corp.
   7.970% due 04/15/2028                          5,062        4,757
NationsBanc Mortgage Capital Corp.
   8.051% due 05/25/2028 (d)                      3,835        2,762
NationsLink Funding Corp.
   7.105% due 01/20/2013                         10,500        7,782
Red Mountain Funding Corp.
   9.150% due 11/28/2027                          5,727        4,818
Resolution Trust Corp.
   9.250% due 06/25/2023                             18           18
   9.050% due 08/25/2023                            345          343
   6.900% due 02/25/2027                          6,462        5,906
   7.000% due 05/25/2027                          5,620        5,585
Sasco Floating Rate Commercial
   5.889% due 04/25/2003 (d)                     43,900       38,582
Structured Asset Securities Corp.
   7.375% due 09/25/2024                         10,000        9,799
                                                          ----------
                                                              88,597
                                                          ==========

34  See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
-------------------------------------------------------------------------------

Other Mortgage-Backed Securities 0.2%
LTC Commercial Corp.
   9.200% due 08/04/2023                            $     3,235     $     3,518
Resolution Trust Corp.
   6.800% due 09/25/2020 (d)                                350             329
   9.500% due 05/25/2024                                      7               6
Structured Asset Securities Corp.
   7.050% due 11/25/2007                                  4,000           3,623
                                                                    -----------
                                                                          7,476
                                                                    ===========
Stripped Mortgage-Backed Securities 0.1%
Federal National Mortgage Association (IO)
   6.000% due 07/25/2005                                    509              12
   7.000% due 07/25/2008                                  3,473             427
   6.500% due 06/25/2017                                    998              47
   7.000% due 04/25/2019                                 12,000           1,367
   7.000% due 12/25/2021                                  5,905             657
Fund America (IO)
   9.590% due 10/20/2021                                      8              21
                                                                    -----------
                                                                          2,531
                                                                    -----------
Total Mortgage-Backed Securities                                         98,604
(Cost $102,268)                                                     ===========

-------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 4.1%
-------------------------------------------------------------------------------

Airplanes Pass Through Trust
  10.875% due 03/15/2019                                 27,570          26,430
Apria Healthcare Group
   8.690% due 08/09/2001 (d)                              4,967           4,826
   7.938% due 08/09/2001                                  1,356           1,347
Charter Commercial Holdings LLC
   7.810% due 03/31/2008 (d)                              8,108           8,108
Charter Communications
   7.890% due 03/31/2008 (d)                              6,892           6,918
Columbia/HCA Healthcare
   7.125% due 06/11/2000 (d)                             13,750          13,613
Jefferson Smurfit
   8.500% due 03/31/2006 (d)                              5,905           5,905
Lyondell Petroleum
   8.980% due 12/31/2003 (d)                             18,953          18,870
Morgan Stanley Aircraft Finance
   8.700% due 03/15/2023                                 21,750          19,033
Starwood Hotels & Resorts Worldwide, Inc.
   9.133% due 02/23/2003 (d)                             35,000          35,000
TFM SA de CV
   9.240% due 06/30/2003 (d)                              3,600           3,492
Varig SA
   9.651% due 06/02/2005 (d)                              5,847           1,754
   8.777% due 06/02/2005 (d)                              1,615             485
                                                                    -----------
Total Asset-Backed Securities                                           145,781
                                                                    ===========
(Cost $156,304)


-------------------------------------------------------------------------------
 SOVEREIGN ISSUES 0.9%
-------------------------------------------------------------------------------

Embotelladora Arica SA
   9.875% due 03/15/2006                                 22,000          22,891
Petroleos Mexicanos
   9.375% due 12/02/2008                                  8,000           8,150
                                                                    -----------
Total Sovereign Issues                                                   31,041
(Cost $29,876)                                                      ===========


-------------------------------------------------------------------------------
 CONVERTIBLE BONDS & NOTES 0.4%
-------------------------------------------------------------------------------

Industrial 0.4%
Pep Boys-Manny Moe Jack Cvt. Pfd.
   0.000% due 09/20/2011                                 12,500           6,906
Pride International, Inc. Cvt. Pfd.
   0.000% due 04/24/2018                                 18,250           6,159
                                                                    -----------
Total Convertible Bonds & Notes                                          13,065
                                                                    ===========
(Cost $11,933)

-------------------------------------------------------------------------------
 PREFERRED STOCK 3.0%
-------------------------------------------------------------------------------

                                                         Shares
CSC Holdings, Inc.
  12.070% due 12/31/2049                                173,770          18,638
Fresenius Medical Care
   7.850% due 02/01/2008                                 42,900          39,415
   9.000% due 12/01/2006                                 27,245          26,360
News Corp. Limited
   5.000% due 11/12/2016                                 50,000           2,916
Newscorp Overseas Limited
   5.000% due 04/01/2010                                133,200           3,080
Primedia, Inc.
   8.624% due 04/01/2010                                 50,000           4,513
   9.200% due 11/01/2009                                 70,000           6,528
Sig Capital Trust
   0.095% due 08/15/2027                                  7,000           5,268
                                                                    -----------
Total Preferred Stock                                                   106,718
(Cost $116,312)                                                     ===========

-------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 2.2%
-------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                         (000s)
Commercial Paper 1.9%
American Express
   5.280% due 10/27/1999                            $     2,300           2,291
Bellsouth Telecom
   5.300% due 10/18/1999                                 22,000          21,946
Hewlett-Packard Co.
   5.400% due 10/05/1999                                  3,500           3,498
Procter & Gamble Co.
   5.340% due 10/14/1999                                  5,000           4,990
Texas Utilities Co.
   5.240% due 01/21/2000                                 17,500          17,215
US West Communications
   6.240% due 03/24/2000                                    500             485
   6.210% due 03/24/2000                                  3,400           3,297
   5.960% due 03/24/2000                                  5,000           4,855
Williams Holdings
   5.360% due 01/25/2000                                 10,000           9,827
                                                                    -----------
                                                                         68,404
                                                                    ===========
Repurchase Agreement 0.3%
State Street Bank
   4.800% due 10/01/1999                                  9,571           9,571
   (Dated 09/30/1999. Collateralized by Federal
   Home Loan Bank 5.105% 05/15/2005
   valued at $9,764,952.
   Repurchase proceeds are $9,572,276.)

                                                                    -----------
Total Short-Term Instruments                                             77,975
(Cost $77,975)                                                      ===========


Total Investments (a) 97.6%                                         $ 3,473,714
(Cost $3,640,769)

Other Assets and Liabilities (Net) 2.4%                                  83,613
                                                                    -----------

Net Assets 100.0%                                                   $ 3,557,327
                                                                    ===========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $    22,172

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                            (189,227)
                                                                    -----------

Unrealized depreciation-net                                         $  (167,055)
                                                                    ===========

(b) Restricted security.

(c) Security becomes interest bearing at a future date.

(d) Variable rate security. The rate listed is as of September 30, 1999.


                                                       See accompanying notes 35

Schedule of Investments

Low Duration Fund
September 30, 1999 (Unaudited)

                                                            Principal
                                                               Amount     Value
                                                               (000s)    (000s)
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 42.5%
-------------------------------------------------------------------------------

Banking & Finance 24.0%
Aristar, Inc.
   7.375% due 09/01/2004                                      $19,000   $19,081
Associates Corp. of North America
   5.596% due 08/27/2001 (d)                                    1,000       998
   6.875% due 06/20/2002                                       20,000    20,516
   6.950% due 08/01/2002                                        1,000     1,008
AT&T Capital Corp.
   8.250% due 01/11/2000                                        7,900     7,945
   7.500% due 11/15/2000                                        6,200     6,244
   5.561% due 04/23/2002 (d)                                   10,000     9,808
Banc One Corp.
   7.250% due 08/01/2002                                          500       506
Banco Latino Americano SA
   6.750% due 03/01/2001                                        1,300     1,288
BankAmerica Corp.
   7.200% due 09/15/2002                                          100       102
   7.875% due 12/01/2002                                          100       104
Bear Stearns Co., Inc.
   6.750% due 08/15/2000                                        5,000     5,023
   5.830% due 08/29/2000 (d)                                   21,000    21,161
   6.224% due 02/06/2001 (d)                                    8,600     8,621
   5.650% due 06/28/2001 (d)                                    2,000     2,003
   6.125% due 02/01/2003                                        3,000     2,920
   6.200% due 03/30/2003                                        9,700     9,452
   5.923% due 06/01/2004 (d)                                    3,000     2,995
Beneficial Corp.
   5.359% due 01/09/2002 (d)                                   10,000    10,025
   6.650% due 09/12/2002                                        5,000     5,005
   6.575% due 12/16/2002                                        5,440     5,427
Boeing Capital Services Corp.
   6.480% due 11/10/1999                                       10,750    10,753
Bombardier Capital, Inc.
   6.000% due 01/15/2002                                       10,000     9,801
Capital One Bank
   6.280% due 02/20/2001                                        6,500     6,481
   7.000% due 04/30/2001                                          300       300
Case Credit Corp.
   5.910% due 02/19/2001                                        4,000     3,966
   5.850% due 02/20/2001 (d)                                   63,000    62,421
   5.930% due 02/26/2001                                        5,000     4,959
   5.500% due 08/01/2001 (d)                                    4,750     4,745
Chase Manhattan Corp.
   5.560% due 10/13/2000 (d)                                    7,500     7,516
   5.500% due 02/15/2001                                        1,000       990
Chrysler Financial Co. LLC
   5.850% due 01/26/2001                                        5,000     4,984
   5.520% due 08/08/2002 (d)                                    8,000     7,993
CIT Group, Inc.
   6.200% due 10/20/2000                                       50,000    49,924
   5.875% due 06/18/2001                                       19,400    19,205
Credit Asset Receivable
   6.274% due 10/31/2003                                       42,086    41,273
Ford Motor Credit Corp.
   5.790% due 03/21/2001 (d)                                    3,000     3,002
   5.663% due 03/19/2002                                        3,107     3,110
   5.570% due 07/16/2002 (d)                                      100       100
   6.520% due 08/12/2002                                       13,000    12,986
   6.125% due 04/28/2003                                       14,000    13,721
General Motors Acceptance Corp.
   5.800% due 08/07/2000                                         520        520
   7.125% due 05/01/2001                                      15,000     15,193
   5.533% due 09/19/2001 (d)                                   5,000      4,992
   5.619% due 12/10/2001 (d)                                   7,400      7,365
   5.438% due 04/29/2002 (d)                                   2,000      1,998
   5.540% due 11/12/2002 (d)                                  17,400     17,286
   5.875% due 01/22/2003                                         500        486
   6.149% due 09/20/2003 (d)                                  15,000     15,000
   5.560% due 04/05/2004 (d)                                     700        698
Goldman Sachs Group
   6.200% due 12/15/2000                                       1,000        998
   5.468% due 01/25/2001 (d)                                   8,000      7,987
Great Western Financial
   8.600% due 02/01/2002                                       4,000      4,174
Heller Financial, Inc.
   5.571% due 04/28/2003 (d)                                  20,000     20,000
Hitachi Credit America
   6.100% due 04/24/2001                                      25,000     24,728
Household Finance Corp.
   6.490% due 04/09/2001                                      20,000     19,960
   6.125% due 07/15/2002                                      10,000      9,820
   7.625% due 01/15/2003                                      10,849     11,076
   6.125% due 02/27/2003                                       1,500      1,457
   5.775% due 06/24/2003 (d)                                   1,500      1,497
Key Bank NA
   6.052% due 04/24/2003                                      12,900     12,620
Korea Development Bank
   8.008% due 06/16/2003 (d)                                   3,500      3,430
   6.625% due 11/21/2003                                      20,000     19,074
Korean Export-Import Bank
   6.500% due 02/10/2002                                       7,200      7,011
   7.100% due 03/15/2007                                       2,000      1,965
Lehman Brothers Holdings, Inc.
   5.390% due 08/11/2000 (d)                                   7,900      7,936
   5.405% due 06/01/2001 (d)                                   1,500      1,496
   6.249% due 04/02/2002 (d)                                   2,000      1,999
   6.375% due 05/07/2002                                      28,345     27,986
   6.073% due 05/07/2002 (d)                                   5,000      5,014
   7.000% due 05/15/2003                                       2,000      1,987
Marsh & McLennan Co., Inc.
   6.625% due 06/15/2004                                       1,000        992
MBNA America Bank NA
   6.000% due 12/26/2000                                       5,000      4,966
   6.875% due 07/15/2004                                       1,900      1,862
Mercury Finance Co.
  10.000% due 03/23/2001                                       4,400      4,158
Merrill Lynch & Co.
   6.250% due 07/25/2000                                       2,150      2,154
   5.566% due 09/25/2000 (d)                                   2,100      2,103
   5.378% due 09/30/2000 (d)                                   8,558      8,543
   6.000% due 01/15/2001                                       1,336      1,331
   6.093% due 11/26/2001 (d)                                 115,000    116,221
   5.410% due 01/15/2002 (d)                                   5,000      5,006
   5.748% due 02/08/2002 (d)                                  25,000     24,997
   5.564% due 02/04/2003 (d)                                  23,000     23,091
   6.130% due 04/07/2003                                       7,770      7,657
Morgan Stanley Capital
   7.460% due 02/15/2020                                       8,100      8,192
Morgan Stanley, Dean Witter, Discover and Co.
   5.699% due 03/11/2003 (d)                                   5,000      4,978
New England Educational Loan Marketing
   5.593% due 11/30/1999 (d)                                  20,000     20,000
Okobank
   6.760% due 10/29/2049 (d)                                     750        751
PaineWebber
   7.000% due 03/01/2000                                          50         50
Pemex Finance Ltd.
   6.125% due 11/15/2003                                      15,000     14,703
PNC Bank Corp.
   5.483% due 01/24/2002 (d)                                  20,000     19,938
Popular North American, Inc.
   7.375% due 09/15/2001                                      20,000     20,052
Prudential Funding Corp.
   5.020% due 10/02/2000 (d)                                   5,000      5,005
Rothmans Holdings
   6.500% due 05/06/2003                                      14,000     13,467
Salomon, Inc.
   7.500% due 02/01/2003                                       3,000      3,067
Salomon, Smith Barney Holdings
   5.180% due 05/14/2002 (d)                                  25,150     25,121
   5.571% due 07/23/2002 (d)                                   5,100      5,090
Security Pacific Corp.
  11.500% due 11/15/2000                                       3,850      4,050
SGE Associates
   8.070% due 07/20/2000 (i)                                   6,371      6,422

36 See accompanying notes

                                             Principal
                                                Amount        Value
                                                (000s)       (000s)
-------------------------------------------------------------------
Spieker Properties
   6.650% due 12/15/2000                      $    5,070 $    5,052
Toyota Motor Credit Corp.
   5.967% due 02/15/2002                          11,600     11,203
Transamerica Finance Corp.
   6.125% due 11/01/2001                           5,000      4,924
   5.920% due 03/29/2002                          52,050     50,827
Travelers Group, Inc.
   7.250% due 05/01/2001                           3,700      3,755
   7.300% due 05/15/2002                          15,000     15,299
Wells Fargo Co.
   6.750% due 05/12/2000                           1,000      1,006
                                                         ----------
                                                          1,110,248
                                                         ----------
Industrials 9.1%
Allied Waste North America, Inc.
   7.375% due 01/01/2004                           5,000      4,600
American Home Products Corp.
   7.700% due 02/15/2000                             100        102
AMR Corp.
   9.750% due 03/15/2000                           5,000      5,075
   9.910% due 03/01/2001                           2,500      2,607
   9.440% due 05/15/2001                           5,000      5,200
   9.125% due 10/24/2001                           1,000      1,039
Century Communications Corp.
   0.000% due 03/15/2003                           5,250      3,714
Container Corp. of America
  11.250% due 05/01/2004                           2,500      2,588
Crown Cork & Seal
   7.125% due 09/01/2002                          33,000     32,987
CSX Corp.
   9.500% due 08/01/2000                             380        390
Delta Air Lines, Inc.
   9.800% due 12/16/2000                             250        258
   8.500% due 09/15/2001                             205        211
EZ Communication, Inc.
   9.750% due 12/01/2005                           5,000      5,311
Falcon Holding Group LP
   0.000% due 04/15/2010                           4,500      3,218
Federal-Mogul Corp.
   7.500% due 07/01/2004                          28,600     27,422
Ford Motor Co.
   9.000% due 09/15/2001                             500        523
Fred Meyer, Inc.
   7.150% due 03/01/2003                          10,500     10,510
Hertz Corp.
   6.625% due 07/15/2000                             100        100
HMH Properties, Inc.
   7.875% due 08/01/2005                           5,000      4,625
Houghton Mifflin Co.
   5.903% due 12/01/2000 (d)                      18,000     18,088
IBM Corp.
   6.375% due 06/15/2000                             100        100
International Paper Co.
   6.875% due 07/10/2000                           6,000      6,025
ISP Holdings, Inc.
   9.750% due 02/15/2002                           3,000      3,030
J Seagram & Sons
   6.250% due 12/15/2001                          52,000     51,316
Levi Strauss & Co.
   6.800% due 11/01/2003                           2,500      2,339
Nabisco, Inc.
   6.000% due 02/15/2001 (d)                      21,000     20,802
   6.700% due 06/15/2002                          21,100     20,872
Noranda, Inc.
   5.750% due 08/18/2000 (d)                       1,000      1,004
Occidental Petroleum
  10.125% due 11/15/2001                           5,000      5,319
   6.400% due 04/01/2003                          15,945     15,594
Owens-Illinois, Inc.
   7.850% due 05/15/2004                          15,000     14,833
Petroleos Mexicanos
   9.520% due 07/15/2005 (d)                       5,000      4,763
Philip Morris Cos., Inc.
   9.000% due 01/01/2001                        $  7,000   $  7,202
   7.500% due 01/15/2002                             200        203
   7.250% due 01/15/2003                           4,050      4,092
   6.150% due 03/15/2010                          23,900     23,954
Starwood Hotel & Resorts
   6.750% due 11/15/2005                           2,000      1,790
Stone Container Corp.
  10.750% due 10/01/2002                          11,080     11,440
TCI Communications, Inc.
   6.210% due 03/11/2003 (d)                       3,000      3,064
Tenet Healthcare Corp.
   7.875% due 01/15/2003                           4,300      4,139
   8.625% due 12/01/2003                           1,700      1,688
Union Oil Co. of California
   9.100% due 08/15/2001                           3,350      3,501
Waste Management, Inc.
   6.500% due 05/14/2004                          40,000     39,588
Whitman Corp.
   6.000% due 05/01/2004                           4,500      4,363
Xerox Capital
   5.875% due 06/01/2000                           3,000      2,995
Yorkshire Power
   6.154% due 02/25/2003                          40,000     38,270
                                                           --------
                                                            420,854
                                                           --------
Utilities 9.4%
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                           3,500      3,539
Calpine Corp.
   9.250% due 02/01/2004                           2,960      2,979
   7.625% due 04/15/2006                           6,000      5,703
Central Maine Power Co.
   6.380% due 02/24/2000                          10,000     10,018
Cinergy Corp.
   6.125% due 04/15/2004                          13,000     12,396
Cleveland Electric Illuminating Co.
   8.550% due 11/15/2001                           2,075      2,136
   7.850% due 07/30/2002                           3,500      3,560
CMS Energy
   7.375% due 11/15/2000                          15,150     15,151
   8.125% due 05/15/2002                           1,750      1,755
   7.625% due 11/15/2004                          14,500     13,995
Connecticut Light & Power Co.
   7.875% due 06/01/2001                             500        506
   7.750% due 06/01/2002                          11,700     11,853
   8.590% due 06/05/2003                          10,000      9,541
Flag Limited
   8.250% due 01/30/2008                           2,000      1,750
Illinois Power Co.
   6.250% due 07/15/2002                          10,000      9,840
   6.000% due 09/15/2003                          12,500     11,949
Louisiana Power & Light Co.
   7.740% due 07/01/2002                           3,308      3,327
MCI Worldcom, Inc.
   5.645% due 08/17/2000 (d)                     100,000     99,892
   8.875% due 01/15/2006                          45,170     47,809
New Century Energies, Inc.
   5.860% due 05/28/2000                          12,100     12,053
New Orleans Public Service
   8.000% due 03/01/2006                             400        406
Niagara Mohawk Power
   7.000% due 10/01/2000                          20,717     20,801
   7.125% due 07/01/2001                           1,512      1,519
   7.250% due 10/01/2002                          16,634     16,766
North Atlantic Energy
   9.050% due 06/01/2002                           3,675      3,732
Public Service Enterprise Group, Inc.
   5.761% due 11/22/2000 (d)                      10,000     10,023
Southwestern Bell Communication Capital Corp.
   6.125% due 03/12/2001                           2,000      1,993
Texas Utilities Co.
   5.940% due 10/15/2001                          13,155     13,052
   6.750% due 04/01/2003                           3,875      3,871

                                                       See accompanying notes 37

Schedule of investments

Low Duration Fund
September 30, 1999 (Unaudited)
                                             Principal
                                                Amount        Value
                                                (000s)       (000s)
-------------------------------------------------------------------
U.S. West Communications, Inc.
   5.650% due 11/01/2004                     $    9,250 $    8,800
United Illuminating Co.
   6.000% due 12/15/2003                         13,000     12,371
Western Massachusetts Electric
   7.375% due 07/01/2001                          5,250      5,271
   7.750% due 12/01/2002                         10,300     10,512
WorldCom, Inc.
   6.125% due 08/15/2001                         45,000     44,712
                                                         ---------
                                                           433,581
                                                         ---------
Total Corporate Bonds & Notes                            1,964,683
                                                         ---------
(Cost $1,976,842)

-------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.3%
-------------------------------------------------------------------
New York 0.3%
New York City Refunding Bonds, Series 1998 B
   5.900% due 08/01/2000                         13,000     13,012
                                                         ---------
Total Municipal Bonds & Notes                               13,012
                                                         ---------
(Cost $12,998)

-------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.1%
-------------------------------------------------------------------
Small Business Administration
   7.000% due 01/25/2013 (d)                        267        270
   6.750% due 02/25/2014 (d)                        833        853
Student Loan Marketing Assn
   5.129% due 06/30/2000 (d)                     46,000     45,958
   5.333% due 04/25/2006 (d)                     10,347     10,304
   5.495% due 04/25/2007 (d)                     39,015     38,958
                                                         ---------
Total U.S. Government Agencies                              96,343
                                                         ---------
(Cost $96,407)

-------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 8.6%
-------------------------------------------------------------------
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (h)                     11,407     11,335
   3.625% due 07/15/2002 (h)                    134,092    133,254
   3.375% due 01/15/2007 (h)(j)                  36,612     34,975
   3.625% due 01/15/2008 (h)(j)                  28,373     27,469
   3.625% due 01/15/2008 (h)                     90,794     87,899
   3.875% due 01/15/2009 (h)(j)                   3,456      3,403
   3.875% due 01/15/2009 (h)                     91,981     90,572
U.S. Treasury Notes
   5.500% due 02/29/2000 (b)(j)                   9,670      9,688
                                                         ---------
Total U.S. Treasury Obligations                            398,595
                                                         ---------
(Cost $399,842)

-------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 36.2%
-------------------------------------------------------------------
Collateralized Mortgage Obligations 15.1%
Cendant Mortgage Corp.
   6.500% due 09/18/2029                            596        591
Chase Commercial Mortgage Securities Corp.
   7.600% due 12/18/2005                            200        205
   6.900% due 09/19/2006                            135        135
Chase Mortgage Finance Corp.
  10.000% due 11/25/2009                            347        353
   6.500% due 06/25/2013                          7,592      7,503
   6.204% due 04/25/2025 (d)                      4,172      3,840
   6.750% due 07/25/2028                          9,950      9,471
   6.350% due 07/25/2029                          5,000      4,939
CMC Securities Corp. IV
   7.250% due 10/25/2027                         12,141     11,985
Collateralized Mortgage Obligation Trust
   5.750% due 01/20/2003 (d)                          9          9
   9.500% due 06/25/2020                            332        332
Commercial Mortgage Acceptance Corp.
   6.790% due 08/15/2008                          1,289      1,282
Commercial Trust
   6.670% due 12/15/2003                          4,890      4,718
Countrywide Funding Corp.
   5.750% due 01/25/2035 (d)                      4,057      4,064
Countrywide Home Loans
   6.250% due 07/25/2009                          1,124     1,123
   6.900% due 12/25/2027                        $18,168   $18,092
   6.050% due 04/25/2029                         56,626    54,077
Criimi Mae Financial Corp.
   7.000% due 01/01/2033                          8,599     8,543
CS First Boston Mortgage Securities Corp.
   6.400% due 02/17/2004                            153       152
   6.520% due 07/17/2007                            145       140
Dime Savings
   6.810% due 11/01/2018 (d)                      1,955     1,799
DLJ Mortgage Acceptance Corp.
  11.000% due 08/01/2019                            889       971
   4.224% due 05/25/2024 (d)                      1,445     1,506
   5.875% due 06/25/2026 (d)                     13,915    13,833
   6.850% due 12/17/2027                            165       165
Enterprise Mortgage Acceptance Co.
   6.110% due 07/15/2003                            132       131
Federal Home Loan Mortgage Corp.
   6.000% due 07/15/2006                          3,064     3,060
   6.500% due 08/15/2006                          3,000     3,008
  10.000% due 09/15/2009                              3         3
   6.375% due 08/15/2011                          3,774     3,777
   6.500% due 08/15/2011                         21,167    20,952
  12.500% due 09/30/2013                            628       658
   6.250% due 07/15/2014                          1,752     1,753
  10.000% due 07/15/2019                            295       312
   9.000% due 11/15/2019                            832       846
   7.500% due 04/15/2020                            438       438
  10.000% due 05/15/2020                            207       218
   9.000% due 12/15/2020                          3,833     3,974
   7.500% due 12/15/2020                          1,561     1,574
   9.500% due 01/15/2021                          1,233     1,285
   8.000% due 04/15/2021                          1,384     1,420
   9.000% due 05/15/2021                            244       253
   7.500% due 01/20/2024                          7,247     7,305
Federal National Mortgage Assn.
   8.950% due 05/25/2003                             43        44
   9.000% due 07/25/2003                            331       338
   9.400% due 07/25/2003                             75        77
   6.875% due 06/25/2009                          1,949     1,956
   7.000% due 09/25/2016                         10,368    10,359
   8.750% due 05/25/2019                             46        47
   9.000% due 07/25/2019                             43        43
   9.500% due 03/25/2020                          3,340     3,575
   9.500% due 05/25/2020                          1,450     1,531
   9.000% due 03/25/2021                          4,104     4,246
   9.000% due 04/25/2021                            139       145
   8.000% due 03/25/2022                             53        53
   5.000% due 01/25/2024                            169       168
   7.000% due 03/25/2024                          5,000     4,800
   8.500% due 04/01/2025                          3,528     3,666
   6.455% due 02/01/2028 (d)                      7,949     8,025
First Plus Home Loan Trust
   6.060% due 09/10/2011                            500       499
GE Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                          3,458     3,447
   6.500% due 02/25/2024                             10        10
German American Capital Corp.
   7.000% due 08/12/2010                          6,800     6,940
Glendale Federal Savings & Loan
   6.577% due 03/25/2030 (d)                      1,407     1,426
Government National Mortgage Assn
   7.000% due 10/20/2025                          7,000     6,829
Greenwich
   8.145% due 11/25/2024 (d)                        575       583
Independent National Mortgage Corp.
   7.729% due 11/25/2024 (d)                        871       885
J.P. Morgan Commercial Mortgage Finance Corp.
   7.069% due 09/15/2029                            185       186
   6.373% due 01/15/2030                            138       136
LB Commercial Conduit Mortgage Trust
   6.330% due 11/18/2004                            135       132
Lehman Large Loan
   6.790% due 06/12/2004                            162       163
Mellon Residential Funding Corp.
   6.400% due 06/26/2028                          2,661     2,591

38 See accompanying notes

                                                 Principal
                                                    Amount      Value
                                                    (000s)      (000s)
----------------------------------------------------------------------
   6.580% due 07/25/2029                          $  17,411 $  17,324
Merrill Lynch Mortgage Investors, Inc.
   6.310% due 11/15/2026                                251       247
Morgan Stanley Capital
   6.860% due 07/15/2005                                130       128
   7.227% due 01/16/2006                                230       235
   6.220% due 06/03/2030                                224       218
Mortgage Capital Funding, Inc.
   6.325% due 10/18/2007                             23,055    22,575
Nomura Asset Securities Corp.
   6.625% due 01/25/2009                              1,295     1,295
Norwest Asset Securities Corp.
   6.250% due 11/25/2013                             16,639    16,078
   7.000% due 01/25/2028                             34,978    34,651
   6.500% due 01/25/2029                              6,000     5,616
Norwest Mortgage
  12.250% due 04/01/2014                                214       213
PNC Mortgage Securities Corp.
   6.500% due 02/25/2028                             11,669    11,643
   6.750% due 05/25/2028                              5,694     5,631
Prudential Bache
   5.740% due 09/01/2018 (d)                             27        26
   8.400% due 03/20/2021                              4,279     4,401
Prudential Home Mortgage Securities
   7.500% due 10/25/2007                                878       886
   7.000% due 01/25/2008                             10,000     9,962
   6.750% due 11/25/2008                              4,751     4,525
   7.000% due 06/25/2023                              3,014     2,999
   6.050% due 04/25/2024                                206       205
   6.000% due 05/25/2024                                 18        18
Resecuritization Mortgage Trust
   5.630% due 04/26/2021 (d)                         16,076    15,629
Residential Accredit Loans, Inc.
   6.500% due 02/25/2029                             28,596    27,631
Residential Asset Securitization Trust
   6.500% due 09/25/2014                                491       478
Residential Funding Mortgage Securities, Inc.
   6.500% due 06/25/2008                              1,211     1,211
   6.500% due 04/25/2009                                 47        47
   6.500% due 08/25/2013                              3,680     3,561
   5.650% due 07/01/2019 (d)                            888       862
   7.100% due 07/25/2027                              4,220     4,219
   7.000% due 10/25/2027                             10,000     9,457
   7.250% due 10/25/2027                             19,500    19,552
   6.250% due 11/25/2028                              6,000     5,408
Resolution Trust Corp.
   6.543% due 09/25/2019 (d)                            831       829
   8.625% due 10/25/2021                             13,661    13,620
   5.340% due 10/25/2021                                503       505
   6.945% due 10/25/2021 (d)                            108       108
   6.900% due 02/25/2027                              4,344     3,971
   9.000% due 09/25/2028                                167       167
   7.354% due 10/25/2028 (d)                            104       106
Ryland Acceptance Corp.
   8.000% due 03/01/2018                              2,051     2,044
Ryland Mortgage Securities Corp.
   6.442% due 11/25/2021                              1,359     1,365
Salomon Brothers Mortgage Securities
   6.972% due 12/25/2017 (d)                          1,808     1,814
   7.538% due 03/25/2024 (d)                          1,568     1,600
Securitized Asset Sales, Inc.
   6.750% due 08/25/2025                              1,634     1,633
Shearson Lehman
   9.600% due 03/25/2021                                347       346
Structured Asset Mortgage Investments, Inc.
   6.125% due 11/25/2013                             37,218    35,725
   6.906% due 06/25/2028 (d)                          7,139     7,142
   9.054% due 06/25/2029                              9,696    10,185
   6.584% due 06/25/2029 (d)                         32,422    31,591
   6.750% due 05/02/2030                              5,000     4,881
Structured Asset Notes Transactions Limited
   6.650% due 08/30/2005                             23,709    22,945
Structured Asset Securities Corp.
   7.000% due 12/25/2027                             51,500    48,715
TMA Mortgage Funding Trust
   5.719% due 01/25/2029 (d)                         14,670    14,666
Union Planters Mortgage Finance Corp.
   6.450% due 01/25/2028                              6,000     5,955
                                                              -------
                                                              700,539
                                                              =======
Federal Home Loan Mortgage Corporation 4.5%
   4.750% due 06/01/2001                                  7         7
   5.730% due 11/01/2014-07/01/2027 (d)(g)            2,286     2,244
   5.740% due 01/01/2030-12/01/2030 (d)(g)            3,074     3,013
   5.750% due 01/15/2008-01/01/2020 (d)(g)            7,000     6,947
   5.754% due 09/01/2015-10/01/2030 (d)(g)            3,246     3,187
   5.756% due 06/01/2030 (d)                            511       498
   5.820% due 01/01/2020 (d)                            594       585
   5.836% due 02/01/2016 (d)                             84        83
   6.000% due 10/23/2006-08/01/2028 (d)(g)           45,531    42,919
   6.500% due 04/01/2000-10/01/2028 (g)               9,597     9,616
   6.553% due 02/01/2020 (d)                          2,590     2,636
   6.750% due 06/15/2019                              7,723     7,756
   6.757% due 03/01/2024 (d)                             90        93
   6.893% due 07/01/2018 (d)                            382       392
   6.901% due 10/01/2027 (d)                          1,354     1,376
   6.978% due 01/01/2024 (d)                          1,109     1,142
   7.013% due 01/01/2024 (d)                          2,220     2,273
   7.026% due 11/01/2022 (d)                          1,842     1,899
   7.102% due 06/01/2024 (d)                            786       808
   7.156% due 12/01/2022 (d)                            786       804
   7.337% due 09/01/2023 (d)                            305       312
   7.500% due 09/01/2006                                 94        94
   7.512% due 11/01/2023 (d)                            771       780
   7.550% due 10/01/2023 (d)                          1,203     1,217
   8.000% due 07/01/2006-06/01/2027 (g)              95,583    97,967
   8.250% due 10/01/2007-11/01/2007 (g)                  33        35
   8.500% due 07/01/2001-11/01/2025 (g)              15,698    16,303
   8.750% due 02/01/2001-04/01/2002 (g)                  31        31
   9.000% due 05/01/2002-08/01/2022 (g)               3,834     4,020
   9.250% due 07/01/2001                                  3         3
   9.500% due 03/01/2001-12/01/2004 (g)                  75        78
   9.750% due 03/01/2001-11/01/2008 (g)                 763       799
  10.000% due 04/01/2001-04/01/2015 (g)                  14        15
  10.500% due 07/01/2000-02/01/2016 (g)                  53        57
  10.750% due 10/01/2000-08/01/2011 (g)                 391       422
  11.500% due 10/01/2015                                  1         1
  11.750% due 11/01/2010-08/01/2015 (g)                  15        15
  14.000% due 09/01/2012-04/01/2016 (g)                  12        14
  14.500% due 12/01/2010                                  4         5
  15.000% due 08/01/2011-12/01/2011 (g)                   4         4
  15.500% due 11/01/2011                                  0         1
                                                              -------
                                                              210,451
                                                              =======
Federal Housing Administration 1.0%
   6.950% due 04/01/2014                              2,165     1,955
   7.400% due 02/01/2019                                127       129
   7.421% due 11/01/2019                                657       667
   7.430% due 10/01/2019-08/01/2022 (g)              40,718    41,320
                                                              -------
                                                               44,071
                                                              =======
Federal National Mortgage Association 6.7%
   5.729% due 10/01/2026 (d)                             56        54
   5.730% due 11/01/2016-10/01/2028 (d)(g)           16,619    16,291
   5.734% due 07/01/2024 (d)                          1,276     1,252
   5.735% due 01/01/2027-08/01/2029 (d)(g)              771       756
   5.740% due 08/01/2020-08/01/2029 (d)(g)            1,554     1,525
   5.742% due 12/01/2030 (d)                          5,662     5,548
   5.749% due 07/01/2020 (d)                            812       798
   5.751% due 02/01/2024 (d)                            894       877
   5.753% due 05/01/2036 (d)                          3,351     3,267
   5.754% due 04/01/2019-05/01/2031 (d)(g)            5,954     5,844
   5.758% due 05/01/2036 (d)                          1,231     1,201
   5.770% due 06/01/2014-07/01/2014 (d)(g)            1,245     1,226
   5.788% due 04/25/2022 (d)                            235       239
   5.794% due 06/01/2024 (d)                             41        40
   5.800% due 08/01/2023 (d)                            944       926
   5.825% due 04/01/2018 (d)                          7,119     6,893
   6.000% due 05/01/2011-12/25/2020 (g)                 293       286
   6.132% due 01/01/2021 (d)                            511       511
   6.241% due 07/01/2017 (d)                            621       633

                                                       See accompanying notes 39

Low Duration Fund
September 30, 1999 (Unaudited)
                                                   Principal
                                                      Amount     Value
                                                      (000s)     (000s)
-----------------------------------------------------------------------

   6.315% due 09/01/2006                            $ 19,999   $ 19,274
   6.368% due 11/01/2017 (d)                             382        384
   6.375% due 10/25/2029                               5,200      5,091
   6.500% due 10/22/2005-06/01/2008 (g)               10,018      9,883
   6.669% due 11/01/2018 (d)                             174        178
   6.802% due 04/01/2024 (d)                           2,419      2,486
   6.904% due 01/01/2024 (d)                              57         60
   6.923% due 01/01/2024 (d)                           2,610      2,687
   7.000% due 04/01/2002-05/01/2012 (g)                  391        392
   7.230% due 07/01/2023 (d)                           1,524      1,583
   7.300% due 10/01/2024 (d)                           4,657      4,787
   7.500% due 04/01/2024-05/01/2024 (g)               10,416     10,495
   8.000% due 03/01/2004-12/01/2025 (g)                7,251      7,427
   8.500% due 03/01/2008-08/01/2026 (g)              181,060    187,854
   9.500% due 07/01/2025-11/01/2025 (g)                4,752      5,027
  10.000% due 02/01/2004-06/01/2019 (g)                1,457      1,563
  10.500% due 06/01/2005-11/01/2005 (g)                  182        190
  11.000% due 09/01/2000                                   5          5
  11.250% due 12/01/2010-10/01/2015 (g)                  168        186
  11.750% due 02/01/2016                                  37         42
  12.000% due 01/01/2015-10/01/2015 (g)                    6          7
  12.750% due 03/01/2014                                  26         29
  13.000% due 07/01/2015                                   8          9
  13.250% due 09/01/2011                                  17         20
  13.500% due 04/01/2014                                   3          4
  14.500% due 08/01/2014                                  40         46
  15.500% due 10/01/2012-12/01/2012 (g)                   68         79
  15.750% due 12/01/2011                                  34         40
  16.000% due 09/01/2012-12/01/2012 (g)                   17         19
                                                               --------
                                                                308,014
                                                               ========

Government National Mortgage Association 7.2%
   6.000% due 11/23/2029 (d)                          35,000     34,923
   6.125% due 10/20/2023-10/20/2025 (d)(g)            56,328     57,168
   6.375% due 04/20/2016-06/20/2027 (d)(g)            52,161     52,849
   6.500% due 05/15/2023-10/15/2023 (g)                  572        552
   6.625% due 08/20/2022-07/20/2027 (d)(g)            94,516     95,707
   7.000% due 03/15/2011-04/15/2026 (g)                5,362      5,299
   7.500% due 02/15/2022-01/15/2028 (g)               52,586     52,996
   8.000% due 07/15/2004-05/15/2025 (g)               30,833     31,895
   8.500% due 04/15/2022-03/20/2027 (g)                1,330      1,379
   9.750% due 07/15/2013-02/15/2020 (g)                  876        943
  11.250% due 10/15/2000                                   2          2
  11.750% due 08/15/2013-08/15/2015 (g)                   77         86
  12.000% due 06/20/2015                                  14         16
  12.250% due 01/15/2014-03/15/2014 (g)                  198        225
  13.000% due 10/15/2013                                   6          7
  13.500% due 05/15/2011-11/15/2012 (g)                   28         32
  16.000% due 12/15/2011-04/15/2012 (g)                   37         45
                                                               --------
                                                                334,124
                                                               ========

Other Mortgage-Backed Securities 1.3%
Allied Waste North America, Inc.
   8.188% due 07/30/2006 (d)                          13,636     13,569
   8.250% due 07/30/2007 (d)                           3,818      3,819
   8.438% due 07/30/2007 (d)                          10,363     10,327
First Boston Mortgage Securities Corp.
   8.300% due 08/20/2009                                  90         90
Glendale Federal Savings & Loan
  11.000% due 03/01/2010                                  17         18
Goldman Sachs Mortgage Securities Corp.
   7.750% due 05/19/2027                              12,370     12,645
Home Savings of America
   5.464% due 05/25/2027 (d)                           1,440      1,400
   5.539% due 09/25/2028 (d)                           1,013      1,002
Imperial Savings & Loan
   8.828% due 07/25/2017 (d)                              39         39
   9.900% due 02/25/2018                                 408        419
MDC Mortgage Funding
   8.031% due 01/25/2025 (d)                             218        222
Resolution Trust Corp.
   6.004% due 05/25/2019 (d)                           3,823      3,790
   6.860% due 08/25/2019 (d)                           3,633      3,634
  10.299% due 08/25/2021 (d)                             514        514
   9.500% due 05/25/2024                                  26         26
   5.705% due 10/25/2028 (d)                           2,150      2,181
   6.908% due 05/25/2029 (d)                           2,499      2,500
Salomon Brothers Mortgage Securities
  11.500% due 09/01/2015                                482         495
   7.372% due 12/25/2017 (d)                            184         181
Sears Mortgage
  12.000% due 02/25/2014                                 80          80
   7.217% due 10/25/2022 (d)                          2,483       2,511
Western Federal Savings & Loan
   6.269% due 11/25/2018 (d)                             22          21
                                                             ----------
                                                                 59,483
                                                             ==========
Stripped Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corp. (IO)
   6.250% due 09/15/2004                                282           1
   6.000% due 02/15/2006                              1,067          44
   9.982% due 07/15/2006                                 21         155
  10.195% due 08/15/2006                                  8          72
  11.944% due 12/15/2006                                 18         197
   6.000% due 10/15/2007                              1,059          54
   6.000% due 02/15/2008                              3,368         191
   7.000% due 08/15/2018                              7,321         754
   7.500% due 12/15/2018                                363           4
   7.000% due 04/15/2019                              1,248          56
   6.500% due 05/15/2019                              7,062         559
   6.500% due 06/15/2019                              5,405         325
  10.496% due 04/15/2021                                 17         283
   6.500% due 04/15/2022                              4,427         464
   7.000% due 05/15/2023                                461          65
   4.000% due 01/15/2024                             20,919       4,631
Federal National Mortgage Association (IO)
   6.000% due 07/25/2005                                658          15
   7.272% due 09/25/2006                                 49         468
   6.000% due 02/25/2008                              4,405         274
 256.000% due 11/01/2008                                 29         164
   0.950% due 03/25/2009 (d)                         21,960         394
   6.500% due 03/25/2009                              8,353         876
   8.815% due 06/25/2016                                  9          16
   6.533% due 07/25/2017                              2,590       2,542
   7.500% due 03/25/2019                              3,074         263
   6.500% due 05/25/2019                             10,000       1,171
   6.500% due 04/25/2020                             12,259         921
   7.000% due 05/25/2021                              6,759         618
   8.598% due 02/25/2022                                 27         437
   6.500% due 03/25/2023                              5,051         592
   4.875% due 03/25/2024 (d)                          7,773         401
Federal National Mortgage Association (PO)
   0.000% due 07/25/2022                                416         412
   0.000% due 09/25/2022                                 35          30
Prudential Home Mortgage Securities (IO)
   0.300% due 04/25/2009 (d)                         60,571         387
Resolution Trust Corp. (PO)
   0.000% due 09/25/2000                                305         306
                                                             ----------
                                                                 18,142
                                                             ----------
Total Mortgage-Backed Securities                              1,674,824
                                                             ==========
(Cost $1,695,182)

------------------------------------------------------------------------
ASSET-BACKED SECURITIES 5.3%
------------------------------------------------------------------------

Allied Waste North America, Inc.
   8.438% due 07/30/2007 (d)                          2,182       2,183
AT&T Universal Card Master Trust
   5.950% due 10/17/2002                              4,000       3,996
Bombardier Capital Mortgage
   6.605% due 09/15/2010                             11,614      11,614
Capital Asset Research Funding LP
   6.400% due 12/15/2004                                 92          92
Citicorp Mortgage Securities, Inc.
   6.750% due 05/25/2028                              6,266       5,893
CMC Securities Corporation IV
   7.250% due 11/25/2027                              8,838       8,685
Community Program Loan Trust
   4.500% due 10/01/2018                             17,336      15,678
Contimortgage Home Equity Loan Trust
   5.360% due 04/15/2028 (d)                            304         304
Duck Auto Grantor Trust
   5.650% due 03/15/2004                             16,064      15,969

40 See accompanying notes

                                                 Principal
                                                    Amount      Value
                                                    (000s)      (000s)
----------------------------------------------------------------------
Empire Funding Home Loan Owner Trust
   6.590% due 05/25/2014                           $ 25,702   $ 25,600
Federal-Mogul Corp.
   7.250% due 12/31/2005 (d)                          5,000      5,000
GF Funding Corp.
   6.250% due 09/30/2002                             27,977     27,977
Green Tree Home Improvement Loan
   6.320% due 09/15/2029                             21,000     20,980
IMC Home Equity Loan Trust
   5.596% due 10/20/2027 (d)                          7,414      7,443
Lyondell Petroleum
   8.980% due 12/31/2003 (d)                          5,000      4,978
Merit Securities Corp.
   7.040% due 01/28/2030                             35,000     35,131
New York City Tax Lien
   6.350% due 04/01/2007                             12,855     12,823
Oakwood Mortgage Investors, Inc.
   6.950% due 08/15/2027                              5,500      5,471
Premiet Auto Trust
   5.560% due 04/08/2001                              3,163      3,163
Primedia, Inc.
   8.130% due 07/31/2004 (d)                         15,000     14,981
Prudential Home Mortgage Security
   7.000% due 08/25/2009                              4,000      4,031
Starwood Hotels & Resorts Worldwide, Inc.
   9.133% due 02/23/2003 (d)                         10,000     10,000
Stone Container Corp.
   8.750% due 10/01/2003 (d)                          4,725      4,737
                                                           -----------
Total Asset-Backed Securities                                  246,729
                                                           ===========
(Cost $247,546)

----------------------------------------------------------------------
SOVEREIGN ISSUES 3.3%
----------------------------------------------------------------------

Central Bank Philippines
   6.000% due 06/01/2008 (d)                         11,000     10,175
Hydro Quebec
   9.000% due 03/07/2001                             10,000     10,357
Korea Development Bank
   7.125% due 09/17/2001                              5,000      4,966
   7.900% due 02/01/2002                              1,300      1,308
   7.625% due 10/01/2002                             36,000     35,797
Nacional Financiera
  10.625% due 11/22/2001                              7,500      7,774
Petroleos Mexicanos
   9.375% due 12/02/2008                              5,500      5,612
Province of Quebec
   5.000% due 10/25/2001 (d)                            250        248
Republic of Argentina
  14.250% due 11/30/2002 (d)                          4,000      3,781
  11.447% due 04/10/2005 (d)                          9,000      7,932
Republic of Bulgaria
   6.500% due 07/28/2024 (d)                          5,000      3,438
Republic of Korea
   7.594% due 04/08/2000 (d)                          8,500      8,532
Republic of Philippines
   6.000% due 12/01/2007                              3,000      2,768
State of Qatar
   9.500% due 05/21/2009                              2,000      2,065
United Mexican States
   6.000% due 04/07/2000 (d)                          9,206      9,146
   5.820% due 06/28/2001                             10,500     10,238
   6.768% due 06/27/2002 (d)                          9,000      8,865
   9.060% due 04/07/2004 (d)                          5,000      5,050
   5.874% due 12/31/2019                             15,000     12,929
                                                           -----------
Total Sovereign Issues                                         150,981
                                                           ===========
(Cost $149,731)

FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 0.2%

Commonwealth of Canada
   8.750% due 12/01/2005                        C$    1,150   $    904
United Mexican States
   8.750% due 05/30/2002                        BP    3,000      4,895
   5.000% due 09/30/2002                        JY  550,000      5,387
                                                           -----------
Total Foreign Currency-Denominated Issues                       11,186
                                                           ===========
(Cost $10,287)

----------------------------------------------------------------------
PREFERRED STOCK 1.7%
----------------------------------------------------------------------

                                                     Shares
Home Ownership Funding
  13.330% due 12/31/2049                              3,000  $   2,490
Rhone-Poulenc SA
   8.125% due 12/31/2049                             13,000        305
SI Financing Trust
   9.500% due 06/30/2026                            806,600     20,820
TCI Communications, Inc.
  10.000% due 05/31/2045                            800,300     20,858
   9.720% due 12/31/2036                            224,700      5,912
   8.720% due 01/31/2045                          1,170,100     29,399
                                                           -----------
Total Preferred Stock                                           79,784
                                                           ===========
(Cost $83,777)

----------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 3.0%
----------------------------------------------------------------------

                                                  Principal
                                                     Amount
                                                     (000s)
Commercial Paper 2.2%
American Express
   5.280% due 10/12/1999                         $    3,600      3,595
   5.280% due 10/27/1999                              2,600      2,591
Bellsouth Telecom
   5.270% due 10/05/1999                              6,800      6,796
   5.250% due 10/06/1999                              1,500      1,499
   5.290% due 10/26/1999                              1,900      1,893
Coca Cola Co.
   5.270% due 10/22/1999                             11,700     11,664
Ford Motor Credit Corp.
   5.300% due 10/12/1999                             13,000     12,979
General Electric Capital Corp.
   5.300% due 10/05/1999                              1,300      1,299
   5.370% due 10/20/1999                              6,200      6,182
General Motors Acceptance Corp.
   5.300% due 10/19/1999                              2,500      2,493
Hewlett-Packard Co.
   5.300% due 10/07/1999                              7,500      7,493
US West Communications
   6.250% due 02/08/2000                             40,000     39,202
Warner-Lambert Co.
   5.270% due 10/05/1999                              5,500      5,497
                                                           -----------
                                                               103,183
                                                           ===========
Repurchase Agreement 0.6%
State Street Bank
   4.800% due 10/01/1999                             27,689     27,689
                                                           -----------
   (Dated 09/30/1999. Collateralized by
   Federal National Mortgage Association
   0.000% 08/11/2000 valued at $28,247,369
   Repurchase proceeds are $27,692,692.)

U.S. Treasury Bills (b) 0.2%
   4.710% due 02/17/2000                              8,995      8,832
                                                           -----------

Total Short-Term Instruments                                   139,704
                                                           ===========
(Cost $139,597)

Total Investments (a) 103.2%                               $ 4,775,841
(Cost $4,812,209)

Written Options (c) (0.2%)                                      (9,228)
(Premiums $9,125)

Other Assets and Liabilities (Net) (3.0%)                     (137,647)
                                                           -----------

Net Assets 100.0%                                          $ 4,628,966
                                                           ===========

                                                       See accompanying notes 41

Low Duration Fund
September 30, 1999 (Unaudited)

--------------------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                     $ 12,335

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                    (48,703)
                                                              ---------

Unrealized depreciation-net                                   $(36,368)
                                                              =========

(b) Securities with an aggregate market value of $18,520 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1999:



                                                                     Unrealized
                                                       # of        Appreciation/
Type                                              Contracts       (Depreciation)
--------------------------------------------------------------------------------

Eurodollar September Futures (09/2000)                  210           $     (24)
Eurodollar December Futures (12/1999)                   330                (872)
Eurodollar December Futures (03/2000)                   120                (288)
Eurodollar December Futures (12/2000)                 1,255              (1,298)
U.S. Treasury 5 Year Note (12/1999)                     404                 123
                                                                      ----------
                                                                      $  (2,359)
                                                                      ==========

(c) Premiums received on written options:

                                                  # of
Type                                         Contracts      Premium     Value
--------------------------------------------------------------------------------

Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 118.00 Exp. 11/20/1999               5,000     $  2,004   $ 1,484
Put - CBOT U.S. Treasury Bond December Futures
   Strike @ 110.00 Exp. 11/20/1999               5,000        1,067     1,641
Put - OTC U.S.Treasury Note
   5.250% due 05/2004
   Strike @ 95.469 Exp. 10/15/1999              24,000           99         0
Put - CME Eurodollar December Futures
   Strike @ 94.250 Exp. 12/13/1999               1,250          197       325
Put - CME Eurodollar December Futures
   Strike @ 94.500 Exp. 12/13/1999               5,000        1,177     2,375
Put - CME Eurodollar December Futures
   Strike @ 94.000 Exp. 12/13/1999              15,510        3,013     1,706
Put - CME Eurodollar December Futures
   Strike @ 93.500 Exp. 12/18/2000               3,750        1,230     1,369
Put - LIFFE BP 90 Day LIBOR 09/2000
   Strike @ 93.000  Exp. 09/20/2000            175,000          338       328
                                                           ---------------------
                                                           $  9,125  $  9,228
                                                           =====================

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Foreign forward currency contracts outstanding at September 30, 1999:

                     Principal
                        Amount                        Unrealized
                    Covered by      Settlement      Appreciation/
Type    Currency      Contract           Month     (Depreciation)
-----------------------------------------------------------------
Sell          BP         6,183         10/1999          $    (20)
Sell          C$         1,957         10/1999               (17)
Sell          EC         2,780         02/2000                41
Sell          JY       581,184         02/2000               128
Buy           PZ        20,000         02/2000              (130)
                                                        ---------
                                                        $      2
                                                        =========

(f) Principal amount denoted in indicated currency:

       BP - British Pound
       C$ - Canadian Dollar
       EC - European Currency Unit
       JY - Japanese Yen
       PZ - Polish Zloty

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Restricted security.

(j) Subject to a financing transaction.

(k) Swap agreements outstanding at September 30, 1999:


Type                                                     Notional    Unrealized
                                                           Amount (Depreciation)
--------------------------------------------------------------------------------

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.950%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                        $    3,100     $     (31)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.700%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/28/2001                                             1,500           (20)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                             2,000           (26)
                                                                       ---------
                                                                       $    (77)
                                                                       =========

42 See accompanying notes

Schedule of Investments

Municipal Bond Fund
September 30, 1999 (Unaudited)

                                                         Principal
                                                            Amount    Value
                                                            (000s)   (000s)
---------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 100.3%
---------------------------------------------------------------------------
Arizona 4.4%
Pima County, Arizona Industrial Development Authority
Multi-Family Revenue Bonds, (HUD SECT 8 Insured),
Series 1998, 5.375% due 06/01/2010                         $ 1,210  $ 1,225

Scottsdale, Arizona Industrial Development Authority
Hospital Revenue Bonds, (AMBAC Insured),
Series 1997 A, 6.500% due 09/01/2004                         1,130    1,229
                                                                    -------
                                                                      2,454
                                                                    =======
California 14.8%
Alameda, California Harbor Bay Business Pk Assmt
Revenue Bonds, Series 1998, 5.000% due 09/02/2006              360      351

Capistrano, California Unified School District
Special Tax, Series 1999, 5.000% due 09/01/2008                350      340

City of San Jose Redevelopment Agency Merged
Area Project, Tax Allocation Bonds, (MBIA Insured),
Series 1993, 6.000% due 08/01/2015                             500      534

Fresno, California Unified School District
General Obligation Unlimited Bonds,
(MBIA Insured), Series 1999, 5.800% due 08/01/2014             445      466

Irvine, California Special Assessment Bond,
Series 1998, 4.800% due 09/02/2004                             150      147

Irvine, California Special Assessment Bond,
Series 1998, 4.900% due 09/02/2005                             310      301

Irvine, California Special Assessment Bond,
Series 1998, 5.000% due 09/02/2006                             150      145

Irvine, California Special Assessment Bond,
Series 1999, 5.000% due 09/02/2005                             350      344

Irvine, California Special Assessment Bond,
Series 1999, 5.100% due 09/02/2006                             535      524

Irvine, California Special Assessment Bond,
Series 1999, 5.200% due 09/02/2007                             255      248

Lake Elsinore California School Refunding Bonds,
Series 1998, 5.000% due 09/01/2006                             350      343

Los Angeles County Transportation Commission,
Sales Tax Revenue Refunding Bonds, Series 1991 B
6.500% due 07/01/2013                                        1,000    1,050

Metropolitan Water District Southern California
General Obligation Unlimited Bond, Series 1998
4.750% due 03/01/2037                                        1,000      833

Montebello, California Unified School District
General Obligation Unlimited Bonds, (MBIA Insured),
Series 1999, 0.000% due 08/01/2023                             895      222

Orange County, California Improvement Bond,
Series 1998 A, 4.900% due 09/02/2005                           245      239

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998 A, 4.900% due 09/02/2003                           150      152

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998 A, 5.000% due 09/02/2004                           150      152

Riverside County, California Special Tax Refunding Bonds,
Series 1999, 4.200% due 09/01/2001                             300      297

Riverside County, California Special Tax, Series 1999
4.700% due 09/01/2005                                          170      166

Roseville, California Special Tax, Series 1999
5.000% due 09/01/2004                                          350      348

Sacramento County, California Refunding Bonds,
Series 1998, 4.900% due 09/02/2005                             300      292

San Pablo, California Redevelopment Agency,
Series 1999, 5.100% due 12/01/2009                            360       358

West Sacramento, California Refunding Bonds,
Series 1998, 5.000% due 09/02/2004                              350     347
                                                                    -------
                                                                      8,199
                                                                    =======
Colorado 6.4%
Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998 A, 5.000% due 12/01/2009                          1,390   1,317

El Paso County, Colorado School District
6.500% due 12/01/2012                                         2,000   2,215
                                                                    -------
                                                                      3,532
                                                                    =======
Florida 4.4%
Gainesville, Florida Revenue Bonds, Series 1979
6.200% due 10/01/2002                                           300     305

Jacksonville Electric Authority, Bulk Power Supply
System Revenue Bonds, (Prerefunded 10/01/00),
Scherer 4-1-A Project, Issue One, Series 1991,
6.750% due 10/01/2021                                         1,000   1,044

Orange County, Florida, Health Facilities Authority
Revenue Bond, Series 1996 A, 6.250% due 10/01/2011            1,000   1,106
                                                                    -------
                                                                      2,455
                                                                    =======
Illinois 1.9%
State of Illinois, Sales Tax Revenue Refunding Bonds,
Series 1992 Q, 6.000% due 06/15/2012                          1,000   1,058
                                                                    -------

Indiana 2.1%
Indiana Local Public Improvement Bonds Bank,
Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014                                         1,000   1,130
                                                                    -------

Louisiana 1.5%
Louisiana Local Government Environment Facility
Community Development Authority Revenue Bonds,
(AMBAC Insured), Series 1999, 4.500% due 12/01/2018           1,000     843
                                                                    -------

Massachusetts 1.2%
Massachusetts State Development Finance Agency,
(ACA Insured), Series 1999, 4.600% due 03/01/2009               400     384

Massachusetts State Development Finance Agency,
Series 1998, 4.700% due 11/01/2007                              210     202

Massachusetts State Development Finance Agency,
Series 1998, 4.800% due 11/01/2008                               90      86
                                                                    -------
                                                                        672
                                                                    =======
Michigan 2.2%
Michigan State Environmental Protection General
Obligation Bonds, Series 1992, 6.250% due 11/01/2012          1,100   1,196
                                                                    -------

Minnesota 1.8%
New Richland, Minnesota Revenue Bond,
Series 1998, 4.500% due 08/01/2004                            1,000     992
                                                                    -------

Missouri 0.7%
Kansas City Missouri Industrial Development Authority
Hospital Revenue Bonds, (MBIA Insured), Series 1985
3.000% due 10/15/2015 (b)                                       400     400
                                                                    -------

New Hampshire 2.0%
New Hampshire Turnpike System, Refunding
Revenue Bonds, (FGIC Insured), Series 1991 A
6.750% due 11/01/2011                                         1,000   1,116
                                                                    -------

New Jersey 3.5%
New Jersey Economic Development
Authority Revenue Bond, Series 1998,
0.000% due 04/01/2013                                         1,595     652

New Jersey Economic Development
Authority Revenue Bond, Series 1998
4.750% due 05/15/2002                                           365     361

New Jersey Economic Development
Authority Revenue Bond, Series 1998
5.600% due 01/01/2012                                         1,000     953
                                                                    -------
                                                                      1,966
                                                                    =======

                                                       See accompanying notes 43

Municipal Bond Fund
September 30, 1999 (Unaudited)

                                                    Principal
                                                       Amount           Value
                                                       (000s)          (000s)
-----------------------------------------------------------------------------
New Mexico 2.5%
Los Alamos County, Utility Revenue Bonds,
Series 1994 A, 6.000% due 07/01/2008                  $ 1,000         $ 1,068

Santa Fe County, El Castillo Retirement
Nursing Home Bonds, Series 1998 A
5.250% due 05/15/2007                                     315             304
                                                                      -------
                                                                        1,372
                                                                      =======
New York 15.5%
New York City General Obligation Bonds,
(LOC-KBC Bank Insured), Series 1993,
4.000% due 08/01/2016 (b)                                 500             500

New York City General Obligation Bonds,
Series 1995 B, 6.750% due 08/15/2003                    1,000           1,075

New York City General Obligation Bonds,
Series 1996 A, 7.000% due 08/01/2007                    1,000           1,121

New York City General Obligation Bonds,
Series 1996, 5.875% due 08/01/2024                      1,000             994

New York State Dorm Authority Mental Health Services
Revenue Bonds, Series 1997 B, 6.000% due 08/15/2005     1,850           1,955

New York State Environmental Facilities
Special Obligation Revenue Bonds, Series 1996
5.125% due 04/01/2022                                   1,000             913

State of New York Thruway Authority Revenue Bonds,
(AMBAC-TCRS Insured), Series 1996
6.000% due 04/01/2005                                   1,000           1,066

State of New York Thruway Authority Revenue Bonds,
(MBIA Insured), Series 1995 A, 5.500% due 04/01/2015    1,000             999
                                                                      -------
                                                                        8,623
                                                                      =======
North Carolina 5.9%
North Carolina Eastern Municipal Power
6.500% due 01/01/2018                                   1,990           2,219

North Carolina Municipal Power Agency, Catawaba
Electric Revenue Bonds, (AMBAC Insured),
Series 1992, 6.000% due 01/01/2008                      1,000           1,068
                                                                      -------
                                                                        3,287
                                                                      =======
North Dakota 1.9%
Mercer County Pollution Control Revenue Bonds,
Series 1991, 6.900% due 02/01/2019                      1,000           1,049
                                                                      -------
Ohio 3.7%
Cleveland Water and Sewer Refunding and
Improvement Revenue Bonds, (MBIA Insured),
Series 1993 G, Number 1, 5.500% due 01/01/2021          1,000             988

Ohio State Water Development Authority Pollution
Control Revenue Bonds, (MBIA Insured),
Series 1995, 6.000% due 06/01/2005                      1,000           1,069
                                                                      -------
                                                                        2,057
                                                                      =======
Pennsylvania 2.9%
Delaware County, Pensylvania Hospital Revenue
Bonds, Series 1998, 4.900% due 12/01/2008                 100              96

Pittsburgh, Pennsylvania General Obligation Bonds,
(AMBAC Insured), Series 1993 A,
5.500% due 09/01/2014                                   1,525           1,533
                                                                      -------
                                                                        1,629
                                                                      =======
South Carolina 1.8%
Medical University South Carolina Hospital Facilities
Revenue Bonds, Series 1999, 5.700% due 07/01/2012       1,000             989
                                                                      -------

Tennessee 3.5%
Memphis-Shelby County Tennessee Airport Authority
Special Facilities and Project Revenue Bonds,
Series 1997, 5.350% due 09/01/2012                      1,000             983

Nashville & Davidson County, Tennessee
Revenue Bonds, Series 1998, 4.450% due 08/01/2007       1,000             963
                                                                      -------
                                                                        1,946
                                                                      =======
Texas 10.1%
Bexar, Texas Metro Water District Waterworks
System Revenue Bonds, (MBIA Insured),
Series 1998, 0.000% due 05/01/2035                      2,190             257

Board of Regents of the University of Texas System,
Revenue Financing System Refunding Bonds,
Prefunded and Unrefunded Series 1991 B
6.750% due 08/15/2013                                     735             773

Brazos River Authority Texas Revenue Bonds,
(MBIA Insured), Series 1998, 4.900% due 10/01/2015      1,500           1,378

Houston, Texas, Water & Sewer System Revenue
Bonds, Series 1993 B, 5.000% due 12/01/2018             2,000           1,827

Midlothian Texas Independent School District,
(PSF-GTD Insured), Series 1999
0.000% due 02/15/2018                                   1,000             324

University of Texas Revenue Bonds, Series 1996
5.250% due 08/15/2007                                   1,000           1,026
                                                                      -------
                                                                        5,585
                                                                      =======
Washington State 2.1%
Bellevue Washington Convention Center Authority
Special Obligation Revenue Bond, (MBIA Insured),
Series 1994, 0.000% due 02/01/2024                      1,000             239

Washington State Public Power Supply System
Nuclear Project Revenue Bonds, (BIG Insured),
Series 1989, 0.000% due 07/01/2014                      1,270             554

Washington State General Obligation Bond,
Series 1997, 0.000% due 07/01/2017                      1,000             359
                                                                      -------
                                                                        1,152
                                                                      =======
Washington, D.C. 1.5%
Washington D.C. Convention Center Authority
Dedicated Tax Revenue Bonds, (AMBAC Insured),
Series 1998, 4.750% due 10/01/2028                      1,000             816
                                                                      -------

Wisconsin 2.0%
Southeast Wisconsin Professional Baseball Park
District Sales Tax Revenue Bonds, (MBIA Insured),
Series 1998, 5.500% due 12/15/2018                      1,150           1,128
                                                                      -------

Total Municipal Bonds & Notes                                          55,646
                                                                      =======
(Cost $55,724)

-----------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 0.2%
-----------------------------------------------------------------------------

State Street Global Advisors Tax Free Money Market
   3.039%due10/01/1999                                    117             116
                                                                      -------

Total Short-Term Instruments                                              116
                                                                      =======

(Cost $117)

Total Investments (a) 100.5%                                          $55,762
(Cost $55,841)

Other Assets and Liabilities (Net) (0.5%)                                (260)
                                                                      -------

Net Assets 100.0%                                                     $55,502
                                                                      =======


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $   974

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                            (1,053)
                                                                      -------

Unrealized depreciation-net                                           $  (79)
                                                                      ======

(b) Variable rate security. The rate listed is as of September 30, 1999.

44 See accompanying notes

Schedule of Investments

Real Return Bond Fund
September 30, 1999 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 15.4%
-------------------------------------------------------------------------------
Banking & Finance 11.8%
AT&T Capital Corp.
   7.110% due 09/13/2001 (d)                            $      500      $   501
BAT-Crave-800
   6.680% due 08/12/2000                                       190          191
Bear Stearns Co., Inc.
   5.688% due 08/01/2002 (d)                                   500          499
Chase Manhattan Corp.
   5.819% due 12/10/2001 (d)                                   500          505
Daiwa Securities
   6.226% due 09/29/2049 (d)                                   850          646
Ford Motor Credit Corp.
   5.570% due 07/16/2002 (d)                                 1,000          998
   5.565% due 02/13/2003 (d)                                   350          348
General Motors Acceptance Corp.
   5.703% due 11/09/2000 (d)                                   500          503
Heller Financial, Inc.
   5.846% due 09/25/2000 (d)                                 1,000          999
   5.720% due 02/05/2001                                       400          400
HRPT Properties Trust
   6.560% due 07/09/2007                                     1,250        1,248
J.P. Morgan & Co.
   5.459% due 02/15/2012                                       700          614
Juno Reinsurance
   9.565% due 06/26/2002 (d)                                   750          726
Korea Development Bank
   8.008% due 06/16/2003 (d)                                   500          490
Korean Export-Import Bank
   6.500% due 10/06/1999                                       250          250
Lehman Brothers Holdings, Inc.
   8.150% due 05/15/2000                                       230          233
   9.875% due 10/15/2000                                       250          259
   6.249% due 04/02/2002 (d)                                   500          500
   5.823% due 06/03/2002 (d)                                 1,000          992
MBNA America Bank NA
   5.538% due 04/25/2002 (d)                                   500          496
Merrill Lynch & Co.
   5.748% due 02/08/2002 (d)                                   400          400
Morgan Stanley, Dean Witter, Discover and Co.
   6.040% due 11/13/2000 (d)                                   250          251
Residential Reinsurance
   9.163% due 06/01/2000 (d)                                   800          798
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (e)                                   736          716
Toyota Motor Credit Corp.
   5.967% due 02/15/2002 (e)                                   400          386
                                                                        -------
                                                                         13,949
                                                                        =======
Industrials 2.9%
Ceridian Corp.
   7.250% due 06/01/2004                                       500          497
Conagra, Inc.
   5.711% due 06/12/2000 (d)                                   500          499
CSX Corp.
   5.790% due 06/15/2000 (d)                                   500          501
Limited, Inc.
   6.281% due 11/22/2000 (d)                                   500          500
Petroleos Mexicanos
   9.520% due 07/15/2005 (d)                                 1,000          952
U.S. West Capital Funding
   5.960% due 06/15/2000 (d)                                   500          499
                                                                        -------
                                                                          3,448
                                                                        =======
Utilities 0.7%
Public Service Enterprise Group, Inc.
   5.910% due 06/15/2001 (d)                                   500          499
Texas Utilities Co.
   6.064% due 06/25/2001                                       300          299
                                                                        -------
                                                                            798
                                                                        -------
Total Corporate Bonds & Notes                                            18,195
                                                                        =======
(Cost $18,236)

--------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES 0.1%
--------------------------------------------------------------------------------

New York 0.1%
New York City Municipal Bond
   5.622% due 08/01/2002 (d)                            $      138      $   138
                                                                        -------
Total Municipal Bonds & Notes                                               138
                                                                        =======
(Cost $138)

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (d) 6.5%
--------------------------------------------------------------------------------

Federal Home Loan Bank
   4.842% due 02/15/2002 (e)                                 2,985        2,915
Federal National Mortgage Assn.
   4.310% due 03/13/2002                                     2,000        1,951
Student Loan Marketing Assn.
   4.129% due 02/20/2000 (e)                                   250          249
   5.165% due 07/25/2004                                       106          106
   5.195% due 10/25/2004                                       130          129
   5.333% due 04/25/2006                                     1,973        1,964
   5.395% due 01/25/2007                                       370          369
                                                                        -------
Total U.S. Government Agencies                                            7,683
                                                                        =======
(Cost $7,672)

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 116.1%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities (e)
   3.625% due 07/15/2002 (f)                                24,255       24,103
   3.375% due 01/15/2007 (f)                                67,331       64,322
   3.625% due 01/15/2008 (f)                                26,516       25,671
   3.875% due 01/15/2009                                     4,065        4,003
   3.625% due 04/15/2028 (f)                                18,550       17,170
   3.875% due 04/15/2029                                     1,521        1,470
U.S. Treasury Notes
   5.500% due 02/29/2000                                        10           10
                                                                        -------
Total U.S. Treasury Obligations                                         136,749
                                                                        =======

(Cost $137,508)

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 1.1%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corp.
   6.500% due 01/25/2028                                       100           90
Federal National Mortgage Assn.
   6.500% due 02/25/2029                                       148          126
                                                                        -------
                                                                            216
                                                                        =======
Federal Home Loan Mortgage Corporation 0.1%
   7.433% due 02/01/2023 (d)                                   128          131
                                                                        -------

Federal Housing Administration 0.2%
   7.430% due 12/01/2020                                       306          306
                                                                        -------

Federal National Mortgage Association 0.6%
   7.252% due 10/01/2024 (d)                                   678          693
                                                                        -------
Total Mortgage-Backed Securities                                          1,346
                                                                        =======
(Cost $1,357)

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 4.9%
--------------------------------------------------------------------------------

AFC Home Equity Loan Trust
   5.603% due 03/25/2027 (d)                                   301          303
Capital Equipment Recievables Trust
   6.120% due 09/15/2000                                       396          396
Comed Transitional Funding Trust
   5.380% due 03/25/2002                                       177          177
Conti Mortgage Home Equity Loan Trust
   6.020% due 01/25/2014                                       411          409
EQCC Home Equity Loan Trust
   5.543% due 03/20/2029 (d)                                   398          398
GE Capital Mortgage Services, Inc.
   7.150% due 09/25/2026                                       805          804
IMC Home Equity Loan Trust
   6.610% due 06/20/2013                                       500          500
Onyx Acceptance Auto Trust
   6.350% due 10/15/2003                                       884          884

                                                       See accompanying notes 45

Real Return Bond Fund
September 30, 1999 (Unaudited)

                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
------------------------------------------------------------------
Pacific Southwest Bank
   6.060% due 06/15/2002                       $   25     $     25
Premiere Auto Trust
   5.510% due 07/09/2001                          493          492
Residential Funding Mortgage
   Securities, Inc.
   5.460% due 07/25/2029                          355          352
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                          535          533
WMC Mortgage Loan
   5.591% due 03/20/2028 (d)                      546          548
                                                          --------
Total Asset-Backed Securities                                5,821
(Cost $5,825)                                             ========

 SOVEREIGN ISSUES 1.1%

Korea Development Bank
   5.886% due 11/15/2002 (d)                      500          460
United Mexican States
   5.875% due 12/31/2019 (d)                    1,000          862
United Mexican States Rights
   0.000% due 06/30/2003                        1,538            0
                                                          --------
Total Sovereign Issues                                       1,322
                                                          ========
(Cost $1,263)

 FOREIGN CURRENCY-DENOMINATED ISSUES (b)(c) 2.2%

Commonwealth of New Zealand
   4.500% due 02/15/2016 (e)                N$    300          155
Newcourt Credit Group
   7.900% due 08/15/2000                    C$  1,674        1,152
   7.625% due 06/28/2001                          500          344
Republic of France
   3.000% due 07/25/2009                    EC    382          392
United Mexican States
   1.573% due 12/31/2019 (d)                JY 70,000          536
                                                          --------
Total Foreign Currency-Denominated Issues                    2,579
(Cost $2,582)                                             ========

 PURCHASED PUT OPTIONS 0.0%

Euribor Futures (LIFFE)
   Strike @ 90.000 Exp. 12/13/1999          EC 10,000            0
                                                          --------
Total Purchased Put Options                                      0
(Cost $10)                                                ========


 CONVERTIBLE BONDS & NOTES 1.2%

Industrial 1.2%
Waste Management, Inc. Cvt. Pfd.
   4.000% due 02/01/2002                     $  1,500        1,342
                                                          --------
Total Convertible Bonds & Notes                              1,342
(Cost $1,352)                                             ========


 SHORT-TERM INSTRUMENTS 3.3%

Commercial Paper 1.9%
Hewlett-Packard Co.
   5.310% due 10/05/1999                          100          100
Procter & Gamble Co.
   5.370% due 10/20/1999                        1,000          997
   5.290% due 11/01/1999                        1,100        1,095
                                                          --------
                                                             2,192
                                                          ========
Repurchase Agreement 1.4%
State Street Bank
   4.800% due 10/01/1999                        1,695        1,695
   (Dated 09/30/1999. Collateralized by Federal
   National Mortgage Association 5.120%
   05/26/2000 valued at $1,733,654. Repurchase
   proceeds are $1,695,226.)
                                                          --------
Total Short-Term Instruments                                 3,887
(Cost $3,887)                                             ========

Total Investments (a) 151.9%                              $179,062
(Cost $179,830)

Other Assets and Liabilities (Net) (51.9%)                 (61,250)
                                                          --------

Net Assets 100.0%                                         $117,812
                                                          ========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                 $    232

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                   (990)
                                                          --------

Unrealized depreciation-net                               $   (758)
                                                          ========

(b) Foreign forward currency contracts outstanding at September 30, 1999:

                     Principal
                        Amount                          Unrealized
                    Covered by      Settlement       Appreciation/
Type    Currency      Contract           Month      (Depreciation)
------------------------------------------------------------------
Buy           C$           569         10/1999            $      7
Sell                       569         10/1999                  (5)
Sell                       523         05/2000                   2
Sell                     1,711         06/2000                  (6)
Sell          EC           310         10/1999                  (3)
Buy                        429         11/1999                  (2)
Sell                       570         11/1999                  62
Sell          JY        50,056         02/2000                 (18)
Sell          N$           845         10/1999                   8
Buy                        524         11/1999                  (3)
                                                          --------
                                                          $     42
                                                          ========

(c) Principal amount denoted in indicated currency:

       C$ - Canadian Dollar
       EC - European Currency Unit
       JY - Japanese Yen
       N$ - New Zealand Dollar

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Principal amount of security is adjusted for inflation.

(f) Subject to financing transaction.


46 See accompanying notes

Schedule of Investments

Short-Term Fund
September 30, 1999 (Unaudited)

                                       Principal
                                          Amount        Value
                                          (000s)       (000s)
CORPORATE BONDS & NOTES 25.1%

Banking & Finance 15.8%
Banco Nacional Obra Services
   9.625% due 11/15/2003            $      6,900   $    6,883
BankBoston Corp.
   6.125% due 03/15/2002                   1,000          985
Bankers Trust Corp.
   5.525% due 05/11/2003 (d)              11,000       10,989
Dean Witter Discover
   5.250% due 02/13/2001 (d)               5,000        4,997
Donaldson, Lufkin & Jenrette
   6.125% due 05/25/2026 (d)                 264          264
Ford Motor Credit Corp.
   5.596% due 08/27/2001 (d)               3,000        2,996
   5.663% due 03/19/2002                   4,295        4,300
   5.670% due 12/16/2002 (d)              10,000        9,940
General Motors Acceptance Corp.
   5.410% due 01/08/2002 (d)               1,000          996
   5.438% due 04/29/2002 (d)               2,450        2,448
   5.568% due 08/18/2003 (d)              16,575       16,441
Goldman Sachs Group
   5.373% due 07/31/2000 (d)               8,000        7,986
Heller Financial, Inc.
   5.240% due 04/22/2002 (d)              15,000       15,048
Korea Development Bank
   6.250% due 05/01/2000                     585          583
Lehman Brothers Holdings, Inc.
   5.390% due 08/11/2000 (d)               3,000        3,014
   6.073% due 05/07/2002 (d)               3,000        3,009
Mid-Amercian Funding LLC
   5.850% due 03/01/2001                   1,000          991
Residential Funding Mortgage
   Securities, Inc.
   6.639% due 12/01/2018 (d)               1,196        1,220
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (f)               3,153        3,069
                                                     --------
                                                       96,159
                                                     ========
Industrials 4.6%
Amerco, Inc.
   6.890% due 10/15/2000                   5,000        4,820
Champion International Corp.
   7.700% due 12/15/1999                  10,000       10,032
COFIRI International, Inc.
   5.295% due 10/27/2000 (d)               2,000        1,993
ITT Corp.
   6.250% due 11/15/2000                   3,000        2,945
Occidental Petroleum
   7.650% due 12/01/1999                   5,000        5,011
Time Warner, Inc.
   6.100% due 12/30/2001                   3,000        2,981
                                                     --------
                                                       27,782
                                                     ========
Utilities 4.7%
Central Maine Power Co.
   6.500% due 06/14/2000                   7,800        7,772
Duquesne Light Co.
   6.450% due 03/01/2000                   2,000        2,001
Pennsylvania Power & Light
   6.000% due 06/01/2000                  19,000       19,013
                                                     --------
                                                       28,786
                                                     --------
Total Corporate Bonds & Notes                         152,727
(Cost $152,830)                                      ========

 U.S. GOVERNMENT AGENCIES 2.3%

Student Loan Marketing Assn.
   5.225% due 04/25/2004 (d)               2,198        2,193
   5.495% due 04/25/2007 (d)              11,705       11,687
                                                     --------
Total U.S. Government Agencies                         13,880
                                                     ========
(Cost $13,900)

 U.S. TREASURY OBLIGATIONS 2.1%

Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (f)        $      5,204   $    5,171
   3.625% due 01/15/2008 (f)(g)            5,675        5,494
   3.875% due 01/15/2009 (f)(g)            1,931        1,902
                                                     --------
Total U.S. Treasury Obligations                        12,567
(Cost $12,648)                                       ========

 MORTGAGE-BACKED SECURITIES 36.0%

Collateralized Mortgage Obligations 23.8%
CMC Securities Corp.
   7.500% due 02/25/2023                   3,826        3,850
Dime Savings
   6.810% due 11/01/2018 (d)                 305          280
Donaldson, Lufkin & Jenrette
   7.040% due 10/17/2020 (d)                 650          669
   7.762% due 09/01/2021 (d)                  39           39
Federal Home Loan Mortgage Corp.
   6.210% due 02/25/2000                   1,600        1,595
   6.000% due 03/15/2005                   1,300        1,300
   6.000% due 02/15/2007                   1,375        1,375
   6.500% due 10/25/2014                   4,584        4,552
   5.750% due 10/15/2016                     105          105
   6.000% due 07/15/2019                   6,419        6,379
Federal National Mortgage Assn.
   6.500% due 10/18/2006                     384          383
   6.000% due 02/25/2008                   1,519        1,501
   5.254% due 07/25/2008 (d)               1,379        1,367
   6.000% due 08/18/2016                  44,926       44,641
   6.500% due 11/25/2017                   3,627        3,615
   5.875% due 03/25/2018                     161          161
   5.850% due 05/25/2019                   1,614        1,609
   6.000% due 06/25/2020                      27           27
   6.000% due 08/25/2020                   2,813        2,779
   5.000% due 02/25/2022                     175          173
   6.500% due 09/18/2023                   2,344        2,330
   9.000% due 06/25/2032                  11,372       11,802
First Plus Home Loan Trust
   6.060% due 09/10/2011                   5,000        4,994
GE Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                   6,915        6,894
Greenwich
   7.609% due 04/25/2022 (d)                  97           98
   6.657% due 10/25/2022 (d)                  62           62
Housing Securities, Inc.
   6.000% due 02/25/2008                   2,022        2,018
Independent National Mortgage Corp.
   7.250% due 11/25/2010                   4,000        4,020
Prudential Bache
   5.740% due 09/01/2018 (d)                  27           26
Prudential Home Mortgage Securities
   6.950% due 11/25/2022                     233          215
Salomon Brothers Mortgage Securities
   5.689% due 06/25/2029 (d)               4,862        4,862
Structured Asset Mortgage
   Investments, Inc.
   6.125% due 11/25/2013                  18,609       17,862
Structured Asset Securities Corp.
   7.000% due 01/20/2021                   1,161        1,161
TMA Mortgage Funding Trust
   5.719% due 01/25/2029                  12,562       12,562
                                                     --------
                                                      145,306
                                                     ========
Federal Home Loan Mortgage Corporation 0.3%
   7.500% due 11/01/2001                   1,966        1,988
                                                     --------
Federal National Mortgage Association 4.0%
   6.000% due 12/18/2014                   9,928        9,884
   6.150% due 09/25/2016                   7,569        7,527
   8.000% due 06/01/2027                   4,380        4,477
   8.500% due 01/01/2026                   2,439        2,534
                                                     --------
                                                       24,422
                                                     ========

                                                       See accompanying notes 47

Short-Term Fund
September 30, 1999 (Unaudited)

                                                 Principal
                                                    Amount        Value
                                                    (000s)       (000s)

-----------------------------------------------------------------------

Government National Mortgage Association 7.6%
   6.125% due 11/20/2026 (d)                     $   16,563   $   16,672
   6.375% due 02/20/2024-04/20/2025 (d)(e)           13,097       13,295
   6.625% due 09/20/2023-08/20/2027 (d)(e)            9,500        9,593
   8.500% due 06/20/2027                              6,574        6,798
                                                              ----------
                                                                  46,358
                                                              ==========
Other Mortgage-Backed Securities 0.1%
First Nationwide Trust
   6.466% due 10/25/2018 (d)                             10           10
Resolution Trust Corp.
   6.362% due 05/25/2029 (d)                            684          665
                                                              ----------
                                                                     675
                                                              ==========
Stripped Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corp. (IO)
   7.000% due 06/15/2019                              5,923          576
Federal National Mortgage Association (IO)
   7.000% due 07/25/2006                              1,828          144
   6.500% due 12/25/2006                              3,343          137
   6.500% due 06/25/2017                              1,793           84
   6.500% due 10/25/2023                              1,824          235
                                                              ----------
                                                                   1,176
                                                              ----------
Total Mortgage-Backed Securities                                 219,925
(Cost $221,733)                                               ==========

 ASSET-BACKED SECURITIES 9.2%

Advanta Revolving Home Equity Loan Trust
   5.750% due 01/25/2024 (d)                            300          300
Banc One Auto Grantor Trust
   6.290% due 07/20/2004                              3,278        3,275
Brazos Student Loan Finance Co.
   5.495% due 06/01/2023 (d)                         20,000       19,630
Community Trust Bancorp, Inc.
   6.500% due 09/15/2003                              1,303        1,299
Empire Funding Home Loan Owner Trust
   7.160% due 05/25/2012                              6,367        6,370
GE Capital Mortgage Services, Inc.
   7.150% due 09/25/2026                              1,609        1,608
Salomon Brothers Mortgage Securities
   5.960% due 11/10/2029                              4,000        4,000
Starwood Hotels & Resorts Worldwide, Inc.
   9.133% due 02/23/2003 (d)                         10,000       10,000
The Money Store Home Equity Trust
   6.635% due 09/15/2014                              7,500        7,507
UniCapital Corp.
   6.540% due 07/23/2002                              2,000        2,000
                                                              ----------
Total Asset-Backed Securities                                     55,989
(Cost $56,270)                                                ==========


 SOVEREIGN ISSUES 4.0%

Air Canada
   6.238% due 07/31/2005 (d)                         2,000        1,760
Federal Home Loan Bank
   6.000% due 05/12/2000 (d)                        10,000        9,869
Korea Development Bank
   7.625% due 10/01/2002                             1,000          994
Korean Export-Import Bank
   6.500% due 05/15/2000                             2,170        2,159
Petroleos Mexicanos
   9.375% due 12/02/2008                             1,000        1,021
United Mexican States
   6.768% due 06/27/2002 (d)                         9,000        8,739
                                                              ---------
Total Sovereign Issues                                           24,542
(Cost $24,844)                                                =========

 FOREIGN CURRENCY-DENOMINATED ISSUES (b)(c) 1.3%

Banco Nacional de Comercio Exterior, S.N.C.
   8.750% due 09/28/2000                      BP     3,000        4,989
Commonwealth of New Zealand
   4.500% due 02/15/2016 (f)                  N$     5,400        2,791
                                                              ---------
Total Foreign Currency-Denominated Issues                         7,780
(Cost $8,506)                                                 =========

 SHORT-TERM INSTRUMENTS 31.1%

Certificates of Deposit 3.4%
Commerzbank AG
   6.200% due 05/10/2000                           $10,000    $   9,924
Sumitomo Bank
   5.970% due 01/26/2000                            10,500       10,501
                                                              ---------
                                                                 20,425
                                                              =========
Commercial Paper 21.8%
Aristar, Inc.
   5.880% due 02/01/2000                             1,445        1,418
Eastman Kodak Co.
   5.720% due 01/26/2000                             6,800        6,679
Finova Capital Corp.
   5.870% due 01/26/2000                             1,000          982
Florida Power Corp.
   5.270% due 10/07/1999                             3,700        3,697
Ford Motor Credit Corp.
   5.690% due 01/26/2000                             6,000        5,893
General Electric Capital Corp.
   5.690% due 02/09/2000                             1,200        1,176
Goldman Sachs Group
   5.780% due 01/26/2000                            13,100       12,867
   5.720% due 02/09/2000                             5,000        4,899
Goodyear Tire & Rubber Co.
   6.250% due 01/26/2000                            14,200       13,912
Heller Financial, Inc.
   5.790% due 01/26/2000                             3,800        3,732
   5.790% due 02/09/2000                             3,500        3,430
MCI Worldcom, Inc.
   6.140% due 01/27/2000                             2,200        2,160
National Rural Utilities Cooperative
   5.720% due 01/26/2000                             6,000        5,893
Procter & Gamble Co.
   5.320% due 10/20/1999                               500          499
Province of British Columbia
   5.330% due 10/07/1999                             3,800        3,797
Raytheon Corp.
   5.470% due 10/20/1999                            15,900       15,854
Texas Utilities Co.
   5.260% due 01/21/2000                             1,800        1,769
TRW, Inc.
   6.220% due 02/09/2000                            12,000       11,759
United Parcel Service Co.
   5.410% due 10/04/1999                             1,500        1,499
US West Capital Funding
   6.260% due 02/08/2000                             1,300        1,274
   5.960% due 03/24/2000                            20,000       19,447
Williams Holdings
   5.360% due 01/25/2000                            10,000        9,824
Wisconsin Electric
   5.320% due 10/20/1999                               400          399
                                                              ---------
                                                                132,859
                                                              =========
Repurchase Agreements 5.9%
State Street Bank
    4.800% due 10/01/1999                            6,198        6,198
    (Dated 09/30/1999. Collateralized by Federal
    Home Loan Bank 6.315% 08/24/2001 valued
    at $6,326,403. Repurchased proceeds
    are $6,198,826.)

Daiwa Securities
    5.000% due 10/01/1999                           30,000       30,000
    (Dated 09/30/1999. Collateralized by U.S.
    Treasury Bond 7.875% 11/15/2007 valued at
    $30,779,980. Repurchase proceeds are
    $30,004,167.)                                             ---------
                                                                 36,198
                                                              ---------
Total Short-Term Instruments                                    189,482
(Cost $189,456)                                               =========

Total Investments (a) 111.1%                                  $ 676,892
(Cost $680,187)

Other Assets and Liabilities (Net) (11.1%)                      (67,409)
                                                              ---------
Net Assets 100.0%                                             $ 609,483
                                                              =========

48 See accompanying notes

--------------------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                  $    665

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                  (3,960)
                                                           --------

Unrealized deppreciation-net                               $ (3,295)
                                                           ========

(b) Foreign forward currency contracts outstanding at September 30, 1999:

                     Principal
                        Amount                          Unrealized
                    Covered by       Settlement       Appreciation/
Type    Currency      Contract            Month      (Depreciation)
--------------------------------------------------------------------

Sell          BP         3,090          10/1999            $    (10)
Sell          N$         5,023          10/1999                  42
Sell                       286          11/1999                   3
                                                           --------
                                                           $     35
                                                           ========

(c) Principal amount denoted in indicated currency:

    BP - British Pound
    N$ - New Zealand Dollar

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Subject to a financing transaction.

                                                       See accompanying notes 49

Schedule of Investments

StocksPLUS Fund
September 30, 1999 (Unaudited)

                                       Principal
                                          Amount        Value
                                          (000s)       (000s)
CORPORATE BONDS & NOTES 39.1%

Banking & Finance 26.5%
AT&T Capital Corp.
   7.110% due 09/13/2001 (d)        $      2,100  $     2,102
   5.561% due 04/23/2002 (d)               5,725        5,614
Bankers Trust Corp.
   5.525% due 05/11/2003 (d)              20,000       19,981
CIT Group, Inc.
   6.200% due 10/20/2000                  10,000        9,985
Finova Capital Corp.
   5.426% due 06/18/2003 (d)              25,000       24,680
Ford Motor Credit Corp.
   7.020% due 10/10/2000                  11,000       11,105
   5.663% due 03/19/2002                     590          591
   5.570% due 07/16/2002 (d)               6,500        6,488
   5.670% due 12/16/2002 (d)               3,600        3,578
   5.565% due 02/13/2003 (d)              15,000       14,907
General Motors Acceptance Corp.
   5.020% due 10/22/2001 (d)               1,600        1,591
   5.895% due 12/17/2001 (d)               2,000        2,012
   5.566% due 02/25/2002 (d)               1,000          994
   5.568% due 08/18/2003 (d)              35,300       35,015
   5.560% due 04/05/2004 (d)               5,900        5,879
Goldman Sachs Group
   5.740% due 01/16/2001 (d)               5,000        5,005
   5.468% due 01/25/2001 (d)              10,000        9,983
   5.558% due 02/19/2004 (d)              10,000       10,117
Heller Financial, Inc.
   5.846% due 09/25/2000 (d)              15,500       15,480
Household Finance Corp.
   5.631% due 06/22/2001 (d)               5,000        4,999
HRPT Properties Trust
   6.560% due 07/09/2007                   5,000        4,993
Lehman Brothers Holdings, Inc.
   5.390% due 08/11/2000 (d)               9,400        9,443
   6.110% due 07/15/2002 (d)               2,700        2,700
   5.824% due 11/30/2006 (d)               1,910        1,671
MBNA America Bank NA
   5.396% due 06/10/2004 (d)              10,000        9,830
MFN Financial Corp.
   5.445% due 09/13/2001 (d)               4,000        3,974
Mercury Finance Co.
  10.009% due 03/23/2001                  16,000       15,030
Merrill Lynch & Co.
   5.190% due 10/10/2000 (d)               3,000        3,014
   5.980% due 11/20/2000                  10,000       10,021
   5.246% due 06/18/2001 (d)              10,000       10,007
   5.760% due 01/11/2002 (d)               8,550        8,567
   5.688% due 02/01/2002 (d)              24,500       24,506
   5.564% due 02/04/2003 (d)               6,000        6,024
Nacional Financiera
   8.693% due 12/01/2000 (d)              10,000        9,950
Residential Reinsurance
   9.163% due 06/01/2000 (d)               5,000        4,984
Salomon, Smith Barney Holdings
   5.875% due 02/01/2001                   5,000        4,978
   3.650% due 02/14/2002 (f)               2,102        2,046
   5.588% due 04/02/2002 (d)               3,600        3,604
   5.250% due 03/26/2003                   5,000        4,973
Tecnost International NV
   4.487% due 06/23/2004 (d)              34,100       37,267
                                                     --------
                                                      367,688
                                                     ========
Industrials 9.2%
Amerco, Inc.
   6.890% due 10/15/2000                  16,800       16,196
Black & Decker
   6.060% due 12/20/2001 (d)               7,250        7,273
COFIRI International, Inc
   5.295% due 10/27/2000 (d)               2,000        1,993
CSX Corp.
   5.790% due 06/15/2000 (d)              10,000        9,981
El Paso Energy Corp.
   5.960% due 07/15/2001 (d)               4,600        4,594
Limited, Inc.
   6.281% due 11/22/2000 (d)              26,500       26,500
Marlin Water Trust
   7.090% due 12/15/2001                   4,049        4,049
Merita
   5.378% due 12/01/2005 (d)               1,000        1,001
Norfolk Southern Corp.
   6.700% due 05/01/2000                   2,600        2,611
Petroleos Mexicanos
   7.600% due 06/15/2000                   2,050        2,063
   9.520% due 07/15/2005 (d)              15,000       14,288
Stone Container Corp.
  10.750% due 10/01/2002                   3,435        3,547
TCI Communications, Inc.
   6.150% due 04/03/2002 (d)              11,600       11,785
   6.210% due 03/11/2003 (d)               4,000        4,086
Tenneco, Inc.
  10.075% due 02/01/2001                   1,400        1,452
TRW, Inc.
   5.930% due 06/28/2000 (d)               8,900        8,885
Tyco International Group SA
   6.203% due 03/05/2001 (d)               3,700        3,693
Williams Co., Inc.
   5.950% due 02/15/2000 (d)               4,200        4,198
                                                     --------
                                                      128,195
                                                     ========
Utilities 3.4%
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                   1,804        1,824
Niagara Mohawk Power
   7.125% due 07/01/2001                   6,805        6,833
North Atlantic Energy
   9.050% due 06/01/2002                     910          924
Public Service Enterprise Group, Inc.
   5.761% due 11/22/2000 (d)              15,000       15,034
Telecom Argentina
   9.375% due 06/12/2000                  18,100       18,213
Western Massachusetts Electric
   7.750% due 12/01/2002                   4,000        4,082
                                                     --------
                                                       46,910
                                                     --------
Total Corporate Bonds & Notes                         542,793
(Cost $541,482)                                      ========

 U.S. GOVERNMENT AGENCIES 2.7%

Student Loan Marketing Assn.
   5.483% due 01/25/2003 (d)               3,410        3,409
   5.165% due 07/25/2004 (d)                 383          380
   5.225% due 10/25/2005 (d)              10,429       10,393
   5.333% due 04/25/2006 (d)               3,814        3,798
   5.395% due 01/25/2007 (d)              10,572       10,551
   5.495% due 04/25/2007 (d)               9,052        9,038
                                                     --------
Total U.S. Government Agencies                         37,569
(Cost $37,503)                                       ========

 U.S. TREASURY OBLIGATIONS 12.1%

Treasury Inflation Protected Securities (h)
   3.625% due 07/15/2002                  99,601       98,979
   3.625% due 01/15/2008                  10,317        9,989
U.S. Treasury Notes
   5.375% due 01/31/2000 (b)              59,385       59,459
                                                     --------
Total U.S. Treasury Obligations                       168,427
(Cost $168,317)                                      ========

 MORTGAGE-BACKED SECURITIES 17.5%

Collateralized Mortgage Obligations 9.3%
Bank Mart
   6.883% due 03/01/2019 (d)(g)            6,149        6,261
Countrywide Home Loans
   6.050% due 04/25/2029                   6,600        6,520
Donaldson, Lufkin & Jenrette
   7.040% due 10/17/2020 (d)                 184          190
Federal Home Loan Mortgage Corp.
   5.186% due 05/18/2000 (d)              20,000       19,984
   7.000% due 06/15/2023                   2,216        2,222
   6.500% due 08/15/2023                   9,709        9,612


50 See accompanying notes

                                       Principal
                                          Amount        Value
                                          (000s)       (000s)
-------------------------------------------------------------

Federal National Mortgage Assn.
   7.417% due 04/25/2020 (d)           $      24    $      23
   6.500% due 05/18/2024                   4,329        4,297
GE Capital Mortgage Services, Inc.
   6.300% due 09/25/2023                   2,000        1,985
   6.250% due 10/25/2028                   1,062        1,056
Greenwich
   6.657% due 10/25/2022 (d)                  15           16
Headlands Mortgage Securities, Inc.
   7.250% due 11/25/2027                  10,456       10,348
ICI Funding Corp. Secured Assets Corp.
   7.650% due 07/25/2028                  11,146       11,214
Norwest Asset Securities Corp.
   6.750% due 08/25/2029                   9,651        9,515
PaineWebber Mortgage
   6.506% due 02/25/2001 (d)                 589          587
PNC Mortgage Securities Corp.
   6.625% due 03/25/2028                   8,922        8,789
Residential Asset Securitization Trust
   6.500% due 03/25/2029                   4,792        4,647
Residential Funding Mortgage Securities, Inc.
   6.140% due 03/25/2018 (d)               1,947        1,930
Resolution Trust Corp.
   5.838% due 05/25/2029 (d)                 174          174
Structured Asset Mortgage Investments, Inc.
   9.054% due 06/25/2029                  21,189       22,257
Structured Asset Securities Corp.
   5.553% due 12/25/2000 (d)               1,131        1,130
TMA Mortgage Funding Trust
   5.719% due 01/25/2029                   6,325        6,325
                                                     --------
                                                      129,082
                                                     ========
Federal Home Loan Mortgage Corporation 0.8%
   6.371% due 07/01/2019 (d)               2,979        2,939
   6.756% due 06/01/2022 (d)                 490          505
   7.030% due 12/01/2022 (d)                 624          640
   7.500% due 10/14/2029                   7,250        7,283
   8.500% due 04/01/2025-06/01/2025 (j)      197          204
                                                     --------
                                                       11,571
                                                     ========

Federal National Mortgage Association 1.4%
   5.730% due 05/01/2017-11/01/2028 (d)(j) 5,716        5,598
   5.737% due 08/01/2029 (d)                 333          325
   5.740% due 07/01/2018 (d)                 573          564
   5.746% due 05/01/2036 (d)                 271          264
   5.753% due 11/01/2035 (d)                 498          487
   5.754% due 04/01/2018 (d)                 118          116
   5.758% due 05/01/2036 (d)               5,644        5,504
   5.900% due 02/01/2031 (d)                  99           97
   6.500% due 09/01/2005                   5,989        5,953
   6.719% due 05/01/2022 (d)                 369          380
                                                     --------
                                                       19,288
                                                     ========
Government National Mortgage Association 5.4%
   6.000% due 11/23/2029 (d)              20,000       19,956
   6.125% due 12/20/2022-12/20/2027 (d)(j) 10,664      10,764
   6.375% due 02/20/2026-02/20/2028 (d)(j) 23,525      23,773
   6.625% due 07/20/2018-07/20/2023 (d)(j) 19,482      19,816
                                                     --------
                                                       74,309
                                                     ========
Other Mortgage-Backed Securities 0.5%
Allied Waste North America, Inc.
   8.188% due 07/30/2006 (d)               2,273        2,261
   8.250% due 07/30/2007 (d)                 636          636
   8.438% due 07/30/2007 (d)               1,728        1,720
California Federal Savings & Loan
   6.609% due 01/01/2019 (d)                  27           27
Fund America
   6.719% due 06/25/2023 (d)                 137          141
J.P. Morgan & Co.
   6.813% due 01/25/2018 (d)                 614          602
Resolution Trust Corp.
   6.642% due 12/25/2023 (d)                  20           21
Structured Asset Securities Corp.
   6.513% due 09/25/2036 (d)                 990        1,010
                                                     --------
                                                        6,418
                                                     ========
Stripped Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp. (IO)
   6.500% due 08/15/2006                   2,897          164
   7.500% due 08/15/2019                   1,030           50
Federal National Mortgage Assn. (IO)
   6.000% due 11/25/2000                     301            9
   7.000% due 07/25/2006                     366           29
   6.500% due 02/25/2021 (d)               3,468          267
   7.000% due 07/25/2021                     833          122
   6.500% due 03/25/2023                   4,903          574
                                                     --------
                                                        1,215
                                                     --------
Total Mortgage-Backed Securities                      241,883
(Cost $242,990)                                      ========


 ASSET-BACKED SECURITIES 2.8%

AFC Home Equity Loan Trust
   5.489% due 06/25/2028 (d)              13,908       13,867
Allied Waste North America, Inc.
   8.438% due 07/30/2007 (d)                 364          364
Argentina Funding Corp.
   5.553% due 05/20/2003 (d)              16,000       16,000
Bayview Financial Acquisition
   5.889% due 02/25/2029 (d)               6,634        6,638
Community Trust Bancorp, Inc.
   6.500% due 09/15/2003                   1,521        1,515
                                                     --------
Total Asset-Backed Securities                          38,384
(Cost $38,404)                                       ========

 SOVEREIGN ISSUES 3.0%

Air Canada
   6.238% due 07/31/2005 (d)              12,000       10,560
Cemex SA
  10.750% due 07/15/2000                   3,650        3,741
Hydro Quebec
   5.188% due 09/29/2049 (d)               1,000          831
Nacional Financiera
   6.875% due 05/08/2003 (d)               1,000          955
Republic of Argentina
   5.938% due 03/31/2005 (d)                 186          163
  11.447% due 04/10/2005 (d)               7,000        6,169
United Mexican States
   6.768% due 06/27/2002 (d)              10,000        9,710
   9.060% due 04/07/2004 (d)               9,000        9,050
                                                     --------
Total Sovereign Issues                                 41,179
(Cost $42,911)                                       ========

 FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 2.1%

Commonwealth of New Zealand
   4.500% due 02/15/2016           N$      9,750        5,038
Export-Import Bank Korea
   3.162% due 10/06/2000 (d)       DM     11,370       6,037
Kingdom of Sweden
  10.250% due 05/05/2000           SK      1,000          127
Korea Development Bank
   2.560% due 06/26/2001           JY  1,000,000        9,548
United Mexican States
   8.750% due 05/30/2002           BP      3,000        4,895
   7.000% due 06/02/2003           C$      6,000        3,850
                                                     --------
Total Foreign Currency-Denominated Issues              29,495
(Cost $29,438)                                       ========


 PURCHASED CALL OPTIONS 0.0%

U.S. Treasury Bond December Futures (CBOT)
    Strike @ 130.00 Exp. 11/20/1999     $    826           13
                                                     --------
Total Purchased Call Options                               13
(Cost $30)                                           ========

         PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
    Strike @ 93.000 Exp. 12/13/1999          500            3
    Strike @ 92.250 Exp. 12/13/1999        1,270            6
    Strike @ 92.000 Exp. 12/13/1999        2,000           10
    Strike @ 92.000 Exp. 12/13/1999        2,575           13
                                                     --------
Total Purchased Put Options                                32
(Cost $104)                                          ========


                                                       See accompanying notes 51

StocksPLUS Fund
September 30, 1999 (Unaudited)
                                                     Principal
                                                        Amount        Value
                                                        (000s)       (000s)
---------------------------------------------------------------------------

 SHORT-TERM INSTRUMENTS 21.3%

Certificates of Deposit 3.0%
Sumitomo Bank
   5.970% due 01/26/2000                           $    42,000  $    42,003
                                                                -----------

Commercial Paper 15.3%
American Express Co.
   5.650% due 02/09/2000                                20,000       19,589
Associates First Capital Corp.
   5.690% due 01/27/2000                                17,600       17,272
   5.750% due 01/27/2000                                20,000       19,641
Bellsouth Telecom
   5.620% due 02/09/2000                                13,100       12,832
Coca Cola Co.
   5.280% due 10/29/1999                                 3,300        3,286
Crown Cork & Seal Co.
   6.150% due 02/09/2000                                17,500       17,108
Eastman Kodak Co.
   5.720% due 01/26/2000                                10,000        9,822
Finova Capital Corp.
   5.870% due 01/26/2000                                 7,000        6,875
Ford Motor Credit Corp.
   5.690% due 01/26/2000                                14,000       13,741
General Electric Capital Corp.
   5.670% due 02/09/2000                                10,000        9,794
General Motors Acceptance Corp.
   5.720% due 02/04/2000                                15,000       14,700
Heller Financial, Inc.
   5.790% due 01/26/2000                                13,900       13,653
   5.790% due 02/09/2000                                13,800       13,522
KFW International Finance, Inc.
   5.280% due 10/13/1999                                 7,400        7,387
TRW, Inc.
   6.220% due 02/09/2000                                10,000        9,799
Williams Holdings
   5.360% due 01/25/2000                                20,000       19,647
Wisconsin Electric
   5.280% due 10/20/1999                                 3,300        3,291
                                                                -----------
                                                                    211,959
                                                                ===========
Repurchase Agreements 1.3%
State Street Bank
   4.800% due 10/01/1999                                 8,270        8,270
   (Dated 09/30/1999. Collateralized
   by Federal Home Loan Bank 6.315%
   08/24/2001 valued at $8,436,887
   Repurchase proceeds are $8,271,103

Daiwa Securities
   5.000% due 10/01/1999                                10,000       10,000
   (Dated 09/30/1999. Collateralized by
   U.S. Treasury Note 5.625% 12/31/1999
   valued at $10,217,647. Repurchase proceeds
   are $10,001,389.)
                                                                -----------
                                                                     18,270
                                                                ===========
U.S. Treasury Bills (b) 1.7%
   4.606% due 10/14/1999-01/13/2000                     23,590       23,517
                                                                -----------

Total Short-Term Instruments                                        295,749
(Cost $295,669)                                                 ===========

Total Investments (a) 100.6%                                    $ 1,395,524
(Cost $1,396,848)

Written Options (c) (0.1% )                                          (1,576)
(Premiums $1,373)

Other Assets and Liabilities (Net)(0.5%)                             (7,529)
                                                                -----------

Net Assets 100.0%                                               $ 1,386,419
                                                                ===========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost                                                        $     5,641

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value                                                           (6,965)
                                                                -----------

Unrealized depreciation-net                                     $    (1,324)
                                                                -----------


(b) Securities with an aggregate market value of $82,976 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1999:

                                            # of                  Unrealized
Type                                   Contracts              (Depreciation)
----------------------------------------------------------------------------
Eurodollar June Futures (06/2000)            216                $      (612)
Eurodollar September Futures (09/2000)       192                       (586)
Eurodollar December Futures (12/2000)         61                       (184)
S&P 500 Index (12/1999)                    3,472                    (53,745)
                                                                -----------
                                                                $   (55,127)
                                                                ===========

(c) Premiums received on written options:

                                                   # of
Type                                          Contracts  Premium      Value
---------------------------------------------------------------------------

Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 120.00 Exp. 11/20/1999                  652  $   104  $      71
Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 118.00 Exp. 11/20/1999                  215       43         64
Put - CBOT U.S. Treasury December Bond Futures
   Strike @ 110.00 Exp. 11/20/1999                  761      333        250
Put - OTC U.S. Treasury Note
   5.250% due 05/2004
   Strike @ 95.469 Exp. 10/15/1999                7,500       31          0
Put - CME Eurodollar December Futures
   Strike @ 94.250 Exp. 12/13/1999                2,065      418        537
Put - CME Eurodollar December Futures
   Strike @ 94.500 Exp. 12/13/1999                  800      137        380
Put - CME Eurodollar December Futures
   Strike @ 94.000 Exp. 12/13/1999                2,328      286        256
Put - LIFFE BP 90 Day LIBOR 09/2000
   Strike @ 93.000 Exp. 9/20/2000                10,000       21         18
                                                         ------------------
                                                         $ 1,373  $   1,576
                                                         ==================

(d) Variable rate security. The rate listed is as of September 30, 1999

(e) Foreign forward currency contracts outstanding at September 30, 1999:


                      Principal
                         Amount                                  Unrealized
                     Covered by         Settlement            Appreciation/
Type    Currency       Contract              Month           (Depreciation)
---------------------------------------------------------------------------

 Sell         BP          3,022            10/1999              $       (10)
 Sell         C$          5,773            10/1999                      (46)
 Sell         EC         40,679            10/1999                     (453)
 Sell                    12,843            01/2000                     (246)
 Sell                     3,340            02/2000                       25
 Sell         JY      1,017,009            02/2000                     (202)
 Sell         N$          8,553            10/1999                       72
 Sell                     1,251            11/1999                       11
 Buy          PZ        102,100            01/2000                   (1,155)
 Buy                     25,000            02/2000                     (341)
                                                                ------------
                                                                $    (2,345)
                                                                ============

52 See accompanying notes

================================================================================

(f) Principal amount denoted in indicated currency:

       BP - British Pound
       C$ - Canadian Dollar
       DM - German Mark
       EC - European Currency Unit
       JY - Japanese Yen
       N$ - New Zealand Dollar
       PZ - Polish Zloty
       SK - Swedish Krona

(g) Restricted security.

(h) Principal amount of the security is adjusted for inflation.

(i) Swap agreements outstanding at September 30, 1999:

                                                                      Unrealized
                                                    Notional       Appreciation/
Type                                                  Amount        Depreciation
--------------------------------------------------------------------------------
Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.130%.

Broker: Morgan Stanley & Co.
Exp. 09/29/2000                                    $   68,991      $         0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.140%

Broker: J.P. Morgan Securities, Inc.
Exp. 04/28/2000                                        21,000                0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.120%

Broker: Lehman Brothers, Inc.
Exp. 06/30/2000                                        61,378                0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.120%.

Broker: J.P. Morgan Securities, Inc.
Exp. 03/17/2000                                        99,460                0

Receive floating rate based on 6 months
LIBOR and pay floating rate based on 6
months LIBOR plus 5.950%. In the event
of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted
Notes, the Fund can put the bond to
the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                         2,400              (25)

Receive floating rate based on 6 months
LIBOR and pay floating rate based on 6
months LIBOR plus 6.150%. In the event
of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted
Notes, the Fund can put the bond to
the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                         1,100              (14)
                                                                   -------------
                                                                   $       (39)
                                                                   =============

(j) Securities grouped by coupon or range of coupons and represent a range of maturities.

                                                       See accompanying notes 53

Schedule of Investments

Strategic Balanced Fund
September 30, 1999 (Unaudited)

                                     Principal
                                        Amount        Value
                                        (000s)       (000s)
 CORPORATE BONDS & NOTES 33.0%

Banking & Finance 20.3%
AT&T Capital Corp.
   7.000% due 08/15/2001                 $   300   $   300
Bank of America Corp.
   6.625% due 06/15/2004                   1,000       993
Bear Stearns Co., Inc.
   6.125% due 02/01/2003                   1,100     1,071
Caithness Coso Fund Corp.
   6.800% due 12/15/2001                   2,000     1,999
Caterpillar Financial Service Corp.
   6.875% due 08/01/2004                   1,000     1,002
Countrywide Home Loans
   6.850% due 06/15/2004                   1,000       997
Edison Funding
   6.050% due 12/17/1999                   1,000     1,000
Finova Capital Corp.
   5.426% due 06/18/2003 (d)               2,000     1,974
Ford Motor Credit Corp.
   5.790% due 03/21/2001 (d)                 500       500
   5.570% due 07/16/2002 (d)                 300       299
   5.460% due 10/15/2002 (d)               1,000       995
   5.670% due 12/16/2002 (d)                 200       199
   5.750% due 02/23/2004                   1,000       961
General Motors Acceptance Corp.
   5.020% due 10/22/2001 (d)                 100        99
   5.568% due 08/18/2003 (d)               1,000       992
   5.560% due 04/05/2004 (d)                 400       399
   6.850% due 06/17/2004                   1,000     1,001
Hyatt Equities LLC
   6.800% due 05/15/2000                   2,695     2,697
Lehman Brothers Holdings, Inc.
   5.733% due 02/27/2001 (d)                 800       801
   5.823% due 06/03/2002 (d)                 600       595
   6.110% due 07/15/2002 (d)                 305       305
Merrill Lynch & Co.
   5.499% due 10/01/2003 (d)               2,000     1,998
   5.920% due 03/17/2004 (d)                 100       101
Nacional Financiera
   8.693% due 12/01/2000 (d)                 500       498
NationsBank Corp.
   7.033% due 02/18/2002 (d)                 100        96
New England Educational Loan Marketing
   5.270% due 06/11/2001 (d)               2,000     1,997
Okobank
   6.561% due 09/27/2049 (d)                 500       500
Popular, Inc.
   6.400% due 08/25/2000                   2,000     1,998
Republic New York Corp.
   5.279% due 10/28/2002 (d)                 100        99
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002                   1,135     1,105
   5.588% due 04/02/2002 (d)                 200       200
Wells Fargo Co.
   6.625% due 07/15/2004                   1,000       994
Westdeutsche Landesbank
   6.050% due 01/15/2009                   3,000     2,749
                                                 ---------
                                                    31,514
                                                 =========
Industrials 8.1%
AMR Corp.
  10.000% due 02/01/2001                     400       416
   9.430% due 05/10/2001                   1,000     1,038
Conagra, Inc.
   5.711% due 06/12/2000 (d)               2,000     1,997
DaimlerChrysler NA Holdings
   6.900% due 09/01/2004                   1,000     1,005
DTE Capital Corp.
   8.350% due 11/15/2038 (d)               1,000       983
El Paso Energy Corp.
   5.960% due 07/15/2001 (d)                 200       200
Lockheed Martin Corp.
   6.850% due 05/15/2001                   2,000     1,998
Norfolk Southern Corp.
   6.700% due 05/01/2000                     100       100

                                     Principal
                                        Amount        Value
                                        (000s)       (000s)
----------------------------------------------------------
Occidental Petroleum
   5.776% due 04/03/2000                 $   600   $   600
Reliant Energy, Inc.
   6.375% due 11/01/2003                   1,000       978
Sequa Corp.
   9.625% due 10/15/1999                     300       300
Tyco International Group SA
   6.203% due 03/05/2001 (d)                 300       299
U.S. West Capital Funding
   5.960% due 06/15/2000 (d)               1,000       999
Waste Management, Inc.
   6.000% due 05/15/2001                   1,500     1,443
Williams Co., Inc.
   5.950% due 02/15/2000 (d)                 200       200
                                                 ---------
                                                    12,556
                                                 =========
Utilities 4.6%
Arizona Public Service
   5.750% due 09/15/2000                   2,000     1,988
Cleveland Electric/Toledo Edison
   7.190% due 07/01/2000                     500       501
Florida Gas Transmission
   8.140% due 11/01/1999                   1,000     1,002
New Century Energies, Inc.
   5.860% due 05/30/2000                   1,000       997
System Energy Resources
   7.710% due 08/01/2001                     650       659
Texas Utilities Co.
   6.064% due 06/25/2001                   1,000       997
   6.410% due 11/21/2001                   1,000       995
                                                 ---------
                                                     7,139
                                                 ---------
Total Corporate Bonds & Notes                       51,209
(Cost $51,515)                                   =========

 U.S. GOVERNMENT AGENCIES 2.9%

Student Loan Marketing Assn.
   5.129% due 06/30/2000 (d)                 900       899
   5.483% due 01/25/2003 (d)               2,297     2,296
   5.225% due 04/25/2004 (d)                 220       219
   5.395% due 01/25/2007 (d)                 591       590
   5.495% due 04/25/2007 (d)                 468       467
                                                 ---------
Total U.S. Government Agencies                       4,471
(Cost $4,465)                                    =========

 U.S. TREASURY OBLIGATIONS 8.7%

Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (g)(h)            4,059     4,034
   3.625% due 01/15/2008 (g)                 206       200
U.S. Treasury Notes
   5.500% due 02/29/2000 (b)(d)              215       215
   7.000% due 07/15/2006 (d)               6,900     7,247
   5.375% due 01/31/2000 (b)(d)            1,820     1,822
                                                 ---------
Total U.S. Treasury Obligations                     13,518
(Cost $13,486)                                   =========


 MORTGAGE-BACKED SECURITIES 34.4%

Collateralized Mortgage Obligations 14.9%
Countrywide Home Loans
   6.050% due 04/25/2029                     300       296
Federal Home Loan Mortgage Corp.
   5.186% due 05/18/2000 (d)               1,000       999
   6.500% due 11/15/2000                      52        52
   5.500% due 07/15/2005                     183       183
  10.150% due 04/15/2006                       9         9
   7.000% due 05/15/2023                   1,704     1,607
   6.500% due 08/15/2023                     187       179
   6.500% due 03/15/2024                     300       265
Federal National Mortgage Assn.
   6.740% due 08/25/2007                     145       142
   5.700% due 06/25/2017                   1,519     1,514
   9.500% due 06/25/2018                     239       252
   6.500% due 06/25/2021                     212       204
   4.000% due 01/25/2022                     126       110

54 See accompanying notes

                                                Principal
                                                  Amount        Value
                                                  (000s)       (000s)
--------------------------------------------------------------------------------
   5.000% due 04/25/2022                           $    48   $    43
   7.000% due 06/25/2023                               261       245
   6.500% due 12/25/2023                               145       129
First Plus Home Loan Trust
   6.060% due 09/10/2011                             1,000       999
GE Capital Mortgage Services, Inc.
   6.250% due 12/25/2028                             1,489     1,347
GMAC Commercial Mortgage Securities, Inc.
   6.150% due 11/15/2007                               282       274
Greenwich
   6.685% due 04/25/2022 (d)                           426       431
Housing Securities, Inc.
   5.864% due 07/25/2032 (d)                           834       834
Independent National Mortgage Corp.
   7.237% due 11/25/2024 (d)                           165       169
   7.729% due 11/25/2024 (d)                            87        89
   8.350% due 06/25/2025                               413       415
Morgan Stanley Capital
   6.590% due 10/03/2030                               944       934
Norwest Asset Securities Corp.
   7.000% due 01/25/2028                             2,421     2,399
   6.500% due 02/25/2029                             2,000     1,842
   6.750% due 08/25/2029                               469       462
PNC Mortgage Securities Corp.
   6.625% due 03/25/2028                               362       356
   6.500% due 11/25/2029                             1,000       921
Prudential Securities Secured Financing Corp.
   6.955% due 06/15/2008                               993       995
Resecuritization Mortgage Trust
   5.630% due 04/26/2021 (d)                           584       568
Residential Asset Securitization Trust
   6.500% due 03/25/2029                               240       232
Residential Funding Mortgage Securities, Inc.
   6.500% due 11/25/2023                             3,000     2,760
Resolution Trust Corp.
   8.000% due 06/25/2026                               839       847
Structured Asset Securities Corp.
   5.553% due 12/25/2000 (d)                           108       108
                                                           ---------
                                                              23,211
                                                           =========
Federal Home Loan Mortgage Corporation 2.1%
   6.500% due 10/14/2028                             2,100     2,015
   7.500% due 10/14/2029                             1,000     1,005
   8.500% due 03/01/2023                               282       294
                                                           ---------
                                                               3,314
                                                           =========
Federal Housing Administration 2.6%
   6.000% due 03/20/2028                             1,895     1,755
   6.930% due 07/01/2014 (d)                           544       503
   7.430% due 01/25/2023                             1,744     1,769
                                                           ---------
                                                               4,027
                                                           =========
Federal National Mortgage Association 2.3%
   5.500% due 10/14/2028                             1,000       899
   6.130% due 03/01/2029 (d)                           382       374
   6.500% due 09/01/2005                               272       271
   6.841% due 12/01/2023 (d)                           169       174
   8.500% due 07/01/2002-07/01/2025 (j)              1,776     1,838
                                                           ---------
                                                               3,556
                                                           =========
Government National Mortgage Association 12.0%
   6.000% due 10/21/2029                             3,000     2,785
   6.375% due 04/20/2023-06/20/2027 (d)(j)           1,527     1,549
   6.500% due 01/15/2024-10/21/2029 (j)              5,199     4,946
   6.625% due 07/20/2023-08/20/2026 (d)(j)             694       705
   6.875% due 01/15/2001-02/01/2040 (j)              1,000     1,016
   7.000% due 01/20/2027-11/22/2029 (d)(j)           6,736     6,601
   7.250% due 08/24/2024 (d)                           400       404
   7.500% due 05/15/2017                                 6         6
   8.000% due 09/15/2006-11/15/2026 (j)                263       270
   9.500% due 09/15/2009-10/15/2009 (j)                 97       104
  10.750% due 09/15/2000-10/15/2000 (j)                 27        28
  16.000% due 10/15/2011-04/15/2012 (j)                151       180
                                                           ---------
                                                              18,594
                                                           =========
Other Mortgage-Backed Securities 0.4%
Home Savings of America
   5.464% due 05/25/2027 (d)                           607       591
                                                           ---------
Stripped Mortgage-Backed Securities 0.1%
Collateralized Mortgage Obligation Trust (PO)
   0.000% due 04/23/2017                           $    15   $    14
Federal Home Loan Mortgage Corp. (IO)
   6.500% due 08/15/2016                               438        14
   7.000% due 02/15/2017                               293         5
Federal National Mortgage Assn. (IO)
   6.500% due 05/25/2005                               877       108
   6.500% due 09/25/2008                               424        38
                                                           ---------
                                                                 179
                                                           ---------
Total Mortgage-Backed Securities                              53,472
(Cost $54,171)                                             =========


 ASSET-BACKED SECURITIES 4.6%

Arcadia Automobile Receivables Trust
   6.500% due 06/17/2002                               500       502
Contimortgage Home Equity Loan Trust
   6.370% due 10/15/2012 (d)                           488       487
Empire Funding Home Loan Owner Trust
   7.160% due 05/25/2012                               424       425
Green Tree Financial Corp.
   7.860% due 04/01/2031                               400       402
Money Store Home Equity Trust
   6.550% due 09/15/2021                             1,626     1,627
Saxon Asset Securities Trust
   5.613% due 05/25/2029 (d)                         2,665     2,667
WMC Mortgage Loan
   5.591% due 03/20/2028 (d)                         1,092     1,095
                                                           ---------
Total Asset-Backed Securities                                  7,205
(Cost $7,201)                                              =========


 SOVEREIGN ISSUES 0.8%

Hydro Quebec
   5.188% due 09/29/2049 (d)                           200       166
Republic of Korea
   8.281% due 04/08/2000 (d)                         1,000     1,004
                                                            --------
Total Sovereign Issues                                         1,170
(Cost $1,165)                                               ========


 FOREIGN CURRENCY-DENOMINATED ISSUES (e)(h) 6.3%

Commonwealth of New Zealand
  10.000% due 03/15/2002                      N$       300       169
   5.500% due 04/15/2003                               600       301
Tecnost International NV
   4.487% due 06/23/2004 (d)                  EC     8,600     9,399
                                                             -------
Total Foreign Currency-Denominated Issues                      9,869
(Cost $9,579)                                                =======


 PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
    Strike @ 92.250 Exp. 12/13/1999                 $   88         0
                                                             -------
Total Purchased Put Options                                        0
(Cost $1)                                                    =======


 SHORT-TERM INSTRUMENTS 29.7%

Certificates of Deposit 1.3%
Sumitomo Bank
   5.970% due 01/26/2000                             2,000     2,000
                                                             -------

Commercial Paper 23.1%
Alcoa
   5.720% due 03/14/2000                             3,500     3,408
American Express
   5.730% due 02/09/2000                             4,500     4,406
Bank One Corp.
   5.750% due 02/09/2000                             5,000     4,895
Coca Cola Co.
   5.280% due 10/29/1999                               300       299
Crown Cork & Seal Co.
   6.150% due 02/09/2000                             5,000     4,888

                                                       See accompanying notes 55

Strategic Balanced Fund
September 30, 1999 (Unaudited)

                                               Principal
                                                  Amount        Value
                                                  (000s)       (000s)
--------------------------------------------------------------------------------
Finova Capital Corp.
   5.850% due 01/26/2000                      $   5,000    $   4,905
Goldman Sachs Group
   5.720% due 02/09/2000                          2,000        1,958
Heller Financial, Inc.
   5.790% due 01/26/2000                          1,000          981
   5.790% due 02/09/2000                          1,200        1,175
Monsanto Co.
   5.750% due 01/26/2000                          5,000        4,907
Procter & Gamble Co.
   5.290% due 10/14/1999                            400          399
TRW, Inc.
   6.220% due 02/09/2000                            900          880
US West Capital Funding
   5.960% due 03/24/2000                          1,000          971
Wisconsin Electric
   5.280% due 10/26/1999                          1,800        1,793
                                                           ---------
                                                              35,865
                                                           =========
Repurchase Agreement 2.1%
State Street Bank
   4.800% due 10/01/1999                          3,319        3,319
   (Dated 09/30/1999. Collateralized by
   Federal National Mortgage Association
   5.310% 05/18/2001 valued at $3,385,546
   Repurchase proceeds are $3,319,443.)

U.S. Treasury Bills (b)(j) 3.2%
   4.634% due 10/14/1999-02/17/2000               5,050        5,009
                                                           ---------

Total Short-Term Instruments                                  46,193
(Cost $46,192)                                             =========


Total Investments (a) 120.4%                               $ 187,107
(Cost $187,775)

Written Options (c) (0.0%)                                      (132)
(Premiums $138)

Other Assets and Liabilities (Net)(20.4%)                    (31,628)
                                                           ---------

Net Assets 100.0%                                          $ 155,347
                                                           =========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                  $     698

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                   (1,366)
                                                           ---------

Unrealized depreciation-net                                $    (668)
                                                           ---------

(b) Securities with an aggregate market value of $7,046 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1999:

                                                           Unrealized
                                                   # of  Appreciation/
Type                                          Contracts (Depreciation)
--------------------------------------------------------------------------------
Eurodollar March Futures (03/2000)                    1    $      (2)
Eurodollar June Futures (06/2000)                     3           (7)
Eurodollar September Futures (09/2000)               19           (6)
Eurodollar December Futures (12/1999)                 4           (8)
Eurodollar December Futures (12/2000)                12            2
S&P 500 Index (12/1999)                             298       (4,254)
U.S. Treasury 10 Year Note (12/1999)                  8            4
                                                           ---------
                                                           $  (4,271)
                                                           =========

(c) Premiums received on written options:

                                                   # of
Type                                          Contracts      Premium       Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 118.00 Exp. 11/20/1999                   16      $     3     $     5
Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 120.00 Exp. 11/20/1999                   73           16           7
Put - CBOT U.S. Treasury Bond December Futures
   Strike @ 110.00 Exp. 11/20/1999                   79           34          25
Put - OTC U.S. Treasury Note
   5.250% due 05/2004
   Strike @ 95.469 Exp. 10/15/1999                  600            2           0
Call - OTC Federal Home Loan Mortgage
   7.500% due 11/2029
   Strike @ 100.469 Exp. 11/08/1999                  10            6           0
Put- OTC Federal Home Loan Mortgage
   7.500% due 11/2029
   Strike @ 99.594 Exp. 11/20/1999                   10            6           0
Put - CME Eurodollar December Futures
   Strike @ 94.000 Exp. 12/13/1999                  133           17          15
Put - CME Eurodollar December Futures
   Strike @ 94.250 Exp. 12/13/1999                  130           25          34
Put - CME Eurodollar December Futures
   Strike @ 94.500 Exp. 12/13/1999                   63           11          30
Put - CME Eurodollar December Futures
   Strike @ 93.500 Exp. 12/18/2000                   43           18          16
                                                            --------------------
                                                            $    138     $   132
                                                            ====================

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Foreign forward currency contracts outstanding at September 30, 1999:

                           Principal
                              Amount
                          Covered by          Settlement            Unrealized
Type        Currency        Contract               Month        (Depreciation)
--------------------------------------------------------------------------------
Sell              EC           3,682             10/1999              $   (41)
Sell                           5,149             11/1999                  (95)
                                                                      --------
                                                                      $  (136)
                                                                      ========

(f) Principal amount denoted in indicated currency:

       EC - European Currency Unit
       N$ - New Zealand Dollar

(g) Principal amount of the security is adjusted for inflation.

(h) Subject to a financing transaction.

(i) Swap agreements outstanding at September 30, 1999:

                                                   Notional      Unrealized
Type                                                 Amount    Appreciation
--------------------------------------------------------------------------------
Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.12% .

Broker: Lehman Brothers
Exp. 07/31/2000                                  $    7,615        $      0

(j) Securities are grouped by coupon or range of coupons and represent a range of maturities.

56 See accompanying notes

Schedule of Investments

Total Return Fund
September 30, 1999 (Unaudited)
                                                 Principal
                                                    Amount           Value
                                                    (000s)          (000s)
CORPORATE BONDS & NOTES 43.1%

Banking & Finance 27.5%
Abbey National PLC
   6.700% due 06/29/2049                           $ 5,000         $ 4,559
Abbey National Treasury Service
   6.625% due 05/23/2001                               240             241
ABN-AMRO Bank NV
   7.250% due 05/31/2005                               150             151
Aetna, Inc.
   7.250% due 08/15/2023                                50              45
Ahmanson (H.F.) & Co.
   7.650% due 04/15/2000                               175             177
Allstate Corp.
   6.750% due 05/15/2018                               280             255
   6.900% due 05/15/2038                            60,400          53,008
American Express
   8.500% due 08/15/2001                               350             364
   5.625% due 01/22/2004                             8,700           8,402
   6.250% due 08/10/2005                             1,000             992
American General Finance
   7.250% due 04/15/2000                               500             503
   6.270% due 06/09/2000                               800             801
   5.875% due 07/01/2000                                75              75
   6.050% due 07/02/2001                             3,000           2,982
   7.450% due 07/01/2002                               200             204
   6.250% due 12/18/2002                             1,080           1,065
   6.375% due 03/01/2003                               350             345
AON Capital Trust `A'
   8.205% due 01/01/2027                               725             717
Aristar, Inc.
   7.375% due 09/01/2004                            20,000          20,085
Associates Corp. of North America
   6.750% due 10/15/1999                                90              90
   7.850% due 10/20/1999                               500             500
   8.250% due 12/01/1999                               200             201
   7.250% due 12/17/1999                               660             662
   7.470% due 03/27/2000                             1,000           1,006
   6.000% due 06/15/2000                             2,684           2,684
   6.310% due 06/16/2000                               500             501
   6.250% due 09/15/2000                               200             200
   6.625% due 05/15/2001                               300             301
   6.700% due 05/29/2001                               100             101
   6.750% due 07/15/2001                            24,000          24,154
   7.000% due 07/23/2001                               500             504
   5.596% due 08/27/2001 (d)                        13,500          13,466
   6.450% due 10/15/2001                            23,600          23,627
   7.500% due 04/15/2002                               185             189
   6.500% due 07/15/2002                               750             749
   5.750% due 11/01/2003                             4,175           4,021
   5.800% due 04/20/2004                               150             144
   6.000% due 07/15/2005                            60,365          57,485
Associates First Capital Corp.
   6.000% due 12/01/2002                               500             492
AT&T Capital Corp.
   6.230% due 10/15/1999                             2,000           2,000
   6.160% due 12/03/1999                             1,000           1,000
   6.470% due 12/03/1999                                45              45
   5.650% due 03/21/2000 (d)                        40,100          40,082
   7.500% due 11/15/2000                             5,000           5,034
   6.875% due 01/16/2001                               230             230
   6.800% due 02/01/2001                            24,900          24,869
   6.250% due 05/15/2001                             3,000           2,968
   7.000% due 08/15/2001                            10,300          10,295
   6.900% due 01/30/2002                             1,000             996
   6.750% due 02/04/2002                             1,925           1,908
   5.561% due 04/23/2002 (d)                        74,000          72,571
AVCO Financial Services
   6.350% due 09/15/2000                               100             100
   7.375% due 08/15/2001                               300             305
Banco Latino Americano SA
   6.310% due 10/18/1999                             1,700           1,700
Banco Nacional de Comercio Exterior
   8.000% due 04/14/2000                             4,600           4,612
   7.250% due 02/02/2004                             6,590           5,980
Banesto Delaware
   8.250% due 07/28/2002                            28,900          29,984
Bank of Hawaii
   6.875% due 06/01/2003                               750             753
Bank One Corp.
   5.360% due 04/19/2001 (d)                         2,000           2,007
   5.126% due 09/04/2001 (d)                        14,000          13,896
   5.364% due 06/26/2002 (d)                         4,000           3,987
BankAmerica Corp.
   5.375% due 04/15/2000                               750             748
   5.098% due 02/26/2001 (d)                         3,000           2,995
   5.175% due 03/05/2001 (d)                        36,000          35,889
   5.093% due 02/20/2002 (d)                        35,180          35,100
   8.125% due 06/15/2002                               350             365
   7.750% due 07/15/2002                               360             371
   7.200% due 09/15/2002                             1,000           1,017
   7.500% due 10/15/2002                             1,000           1,025
   6.850% due 03/01/2003                                65              65
   6.875% due 06/01/2003                               100             100
   8.950% due 11/15/2004                               500             501
   6.375% due 05/15/2005                             1,000             968
   7.125% due 05/01/2006                               500             500
   8.375% due 05/01/2007                                 2               2
   8.570% due 11/15/2024                               125             140
BankBoston Corp.
   6.125% due 03/15/2002                            12,500          12,317
Bankers Trust Corp.
   9.400% due 03/01/2001                               385             398
   6.750% due 10/03/2001                               500             502
   8.125% due 05/15/2002                               300             309
   5.373% due 07/03/2002 (d)                        10,000           9,978
   7.125% due 07/31/2002                               150             151
   5.525% due 05/11/2003 (d)                        82,800          82,719
   6.000% due 10/15/2008                               500             455
Banponce Financial Corp.
   6.463% due 11/13/2001                            13,000          12,918
Bayerische Landesbank NY
   6.170% due 05/17/2000 (d)                       306,000         304,184
   6.200% due 02/09/2006                               250             240
Bear Stearns Co., Inc.
   6.750% due 08/15/2000                                50              50
   5.760% due 08/25/2000 (d)                         6,300           6,342
   5.830% due 08/29/2000 (d)                        39,800          40,105
   5.800% due 01/02/2001 (d)                         3,400           3,411
   6.224% due 02/06/2001 (d)                         2,900           2,907
   5.580% due 02/16/2001 (d)                         2,000           2,003
   5.575% due 03/02/2001 (d)                         7,500           7,513
   5.499% due 01/28/2002 (d)                        11,250          11,228
   5.280% due 04/05/2002 (d)                        25,000          24,996
   5.688% due 08/01/2002 (d)                        52,500          52,343
   6.125% due 02/01/2003                                25              24
   6.750% due 04/15/2003                               105             104
   5.694% due 05/06/2003 (d)                        13,000          12,985
   5.778% due 05/16/2003 (d)                        30,000          29,957
   5.631% due 07/22/2003 (d)                        19,000          18,941
   6.150% due 03/02/2004                               150             145
   8.750% due 03/15/2004                                75              80
   5.923% due 06/01/2004 (d)                         9,265           9,251
   6.625% due 10/01/2004                               250             245
   5.551% due 03/18/2005 (d)                        37,000          37,003
   6.250% due 07/15/2005                            25,000          23,825
   6.750% due 12/15/2007                             2,000           1,921
Bell Atlantic Financial
   5.750% due 04/01/2003                             1,500           1,506
Beneficial Corp.
   5.950% due 07/25/2000                             5,000           5,004
   5.920% due 01/09/2001 (d)                        13,000          12,987
   5.359% due 01/09/2002 (d)                           500             501
   5.170% due 01/23/2002 (d)                         5,000           4,993
   5.241% due 03/01/2002 (d)                        40,000          39,997
   8.000% due 06/18/2002                               400             412
   6.030% due 01/14/2003                               320             314
Bombardier Capital, Inc.
   6.000% due 01/15/2002                            28,000          27,443

                                                       See accompanying notes 57

Total Return Fund
September 30, 1999 (Unaudited)

                                                   Principal
                                                      Amount           Value
                                                      (000s)          (000s)
--------------------------------------------------------------------------------

Caithness Coso Fund Corp.
   6.800% due 12/15/2001                            $ 23,000        $ 22,989
Capital One Bank
   6.001% due 07/28/2003 (d)                           2,200           2,197
Case Credit Corp.
   5.840% due 02/27/2000                               4,000           3,994
Caterpillar Financial Service Corp.
   5.093% due 05/27/2001 (d)                          10,000           9,988
   6.480% due 12/12/2001                                 575             574
   5.299% due 02/11/2002 (d)                             700             697
Central Hispano Financial Services
   5.496% due 04/28/2005 (d)                           5,000           5,018
Chase Manhattan Corp.
   8.500% due 02/15/2002                                 200             209
   5.750% due 04/15/2004                                 150             144
   6.000% due 02/15/2009                                 800             737
Chemical Banking Corp.
   6.125% due 11/01/2008                                 400             372
Chrylser Financial Co. LLC
   9.500% due 12/15/1999                                 900             907
   8.460% due 01/19/2000                                 700             704
   5.630% due 07/28/2000 (d)                          13,600          13,573
   6.625% due 08/15/2000                                 300             302
   5.860% due 01/16/2001                                 500             498
   5.410% due 06/11/2001 (d)                          21,400          21,388
   5.690% due 11/15/2001                                 150             148
   5.400% due 01/15/2002                              15,250          14,870
   5.404% due 07/17/2002 (d)                          20,000          19,972
   5.520% due 08/08/2002 (d)                          34,000          33,971
   5.459% due 02/03/2003 (d)                          25,000          24,942
   5.449% due 03/06/2003 (d)                          25,000          25,143
   5.439% due 03/10/2003 (d)                          10,000          10,057
   5.399% due 06/18/2003                              35,000          34,925
Chubb Capital Corp.
   8.750% due 11/15/1999                                  40              40
   6.875% due 02/01/2003                                 100             102
Cigna Corp.
   8.250% due 01/01/2007                                 250             263
Cincinnati Financial Corp.
   6.900% due 05/15/2028                              34,125          31,054
CIT Group, Inc.
   6.200% due 10/20/2000                               1,225           1,223
   6.750% due 05/14/2001                              30,000          30,120
Citicorp
   5.293% due 11/28/2000 (d)                           5,000           5,005
   5.593% due 02/01/2001 (d)                          10,000          10,018
   5.625% due 02/15/2001                               1,000             992
   5.173% due 05/24/2001 (d)                          89,000          88,879
   5.570% due 09/17/2001 (d)                              65              65
   5.080% due 11/13/2001 (d)                          10,000           9,985
   5.314% due 06/27/2002 (d)                          11,450          11,402
   5.090% due 08/15/2002 (d)                          11,500          11,467
   5.125% due 11/12/2002 (d)                          30,000          29,933
   8.000% due 02/01/2003                                 250             259
   7.125% due 09/01/2005                                 400             400
   7.250% due 09/01/2008                                 500             501
Citifinancial
   6.500% due 08/01/2004                                 400             396
Comerica, Inc.
   7.250% due 06/15/2007                                 200             200
Commercial Credit Co.
   6.750% due 05/15/2000                                 100             101
   6.000% due 06/15/2000                                 300             301
   5.550% due 02/15/2001                               1,300           1,293
   8.250% due 11/01/2001                               2,500           2,601
   6.875% due 05/01/2002                                 335             340
   7.750% due 03/01/2005                                 550             574
Conseco Finance Trust
   8.796% due 04/01/2027                                 125             110
Countrywide Home Loans
   6.250% due 04/15/2009                                 600             552
Credit Asset Receivable
   6.274% due 10/31/2003                              46,489          45,592
Daiwa Securities
   6.226% due 09/29/2049 (d)                          10,000           7,600
Dean Witter Discover
   5.628% due 06/27/2000 (d)                           1,900           1,896
   6.750% due 08/15/2000                                 100             100
Deutsche Bank Financial
   7.500% due 04/25/2009                               3,000           3,004
   7.872% due 12/29/2049                               5,000           4,783
Donaldson, Lufkin & Jenrette
   5.760% due 09/18/2002 (d)                          13,600          13,566
   6.170% due 07/15/2003                              20,000          19,523
Dow Capital BV
   7.125% due 01/15/2003                                 100             101
Dresdner Funding Trust
   8.151% due 06/30/2031                              12,500          11,759
Duke Capital Corp.
   7.250% due 10/01/2004                              19,000          19,071
Edison Funding
   6.050% due 12/17/1999                               8,000           8,001
   6.000% due 12/20/1999                              14,900          14,841
   6.150% due 09/18/2000                              12,500          12,501
ERAC USA Finance Co.
   8.750% due 12/15/1999                               8,500           8,552
Exxon Capital Corp.
   7.450% due 12/15/2001                                 250             257
Finova Capital Corp.
   5.760% due 04/08/2003 (d)                             300             299
First Chicago Corp.
   5.235% due 03/11/2002 (d)                          10,000          10,001
   5.140% due 02/18/2003 (d)                          10,000           9,906
   5.121% due 07/28/2003 (d)                              50              50
First Interstate Bancorp
   8.875% due 01/01/2009 (j)                             174             178
First Union Corp.
   7.100% due 08/15/2004                               3,000           3,010
   6.375% due 01/15/2009                                 500             468
Fleet Financial Group
   9.900% due 06/15/2001                                 200             211
Ford Motor Credit Corp.
   6.375% due 10/06/2000                               1,000           1,002
   7.020% due 10/10/2000                              71,250          71,932
   6.250% due 11/08/2000                                 750             751
   5.316% due 03/05/2001 (d)                           5,000           4,999
   7.020% due 06/07/2001                               1,000           1,011
   5.140% due 07/13/2001 (d)                          36,500          36,732
   5.596% due 08/27/2001 (d)                          27,500          27,466
   5.206% due 09/03/2001 (d)                          14,000          13,976
   7.000% due 09/25/2001                               1,125           1,136
   5.430% due 10/15/2001 (d)                          13,000          12,980
   5.435% due 01/17/2002 (d)                          53,945          53,778
   8.200% due 02/15/2002                                 500             518
   6.500% due 02/28/2002                               1,710           1,706
   5.663% due 03/19/2002                              28,208          28,239
   5.156% due 04/29/2002 (d)                          33,000          32,861
   7.320% due 05/23/2002                              14,000          14,045
   5.248% due 06/04/2002 (d)                           2,000           1,990
   5.570% due 07/16/2002 (d)                          86,180          86,020
   6.550% due 09/10/2002                               4,000           3,985
   5.460% due 10/15/2002 (d)                          14,000          13,935
   7.750% due 11/15/2002                               5,730           5,917
   5.670% due 12/16/2002 (d)                          56,000          55,664
   6.000% due 01/14/2003                               1,000             978
   7.500% due 01/15/2003                                 250             255
   5.135% due 02/03/2003 (d)                          30,000          29,823
   5.100% due 02/13/2003 (d)                         100,000          99,742
   5.565% due 02/13/2003 (d)                         195,985         194,770
   6.125% due 04/28/2003                              25,580          25,069
   6.625% due 06/30/2003                                 775             770
   5.750% due 02/23/2004                                 290             279
   5.266% due 06/02/2004 (d)                           1,500           1,490
   6.700% due 07/16/2004                              91,010          90,533
   8.250% due 02/23/2005                               2,500           2,655
   5.184% due 04/28/2005 (d)                          50,000          49,568
   6.125% due 01/09/2006                                  25              24
   5.800% due 01/12/2009                                 155             141
   9.500% due 06/01/2010                                 200             232

58 See accompanying notes

                                                 Principal
                                                    Amount              Value
                                                    (000s)             (000s)
--------------------------------------------------------------------------------

Fuji Bank
   9.870% due 12/31/2049 (d)                     $   7,600          $   7,714
General Electric Capital Corp.
   6.875% due 04/15/2000                               200                201
   8.375% due 03/01/2001                             1,415              1,455
   6.020% due 05/04/2001                             1,000                998
   5.500% due 11/01/2001                                50                 49
   5.650% due 03/31/2003                               125                122
   6.210% due 12/09/2005                               400                388
   8.300% due 09/20/2009                               150                164
General Motors Acceptance Corp.
   8.170% due 01/02/2000                               225                231
   5.475% due 01/12/2000 (d)                        10,000             10,005
   6.500% due 01/17/2000                            46,110             46,211
   6.875% due 06/01/2000                             4,250              4,282
   7.500% due 06/09/2000                             1,000              1,010
   5.330% due 10/20/2000                             1,000                993
   5.330% due 11/20/2000                            66,690             66,699
   5.500% due 01/16/2001                            15,000             14,881
   8.625% due 01/18/2001                            15,000             15,453
   8.500% due 01/19/2001                             3,675              3,783
   5.800% due 04/09/2001                             8,340              8,286
   6.800% due 04/17/2001                             4,800              4,840
   5.950% due 04/20/2001                            22,150             22,049
   6.700% due 04/30/2001                             3,000              3,019
   7.125% due 05/01/2001                            44,395             44,967
   6.750% due 06/05/2001                               880                886
   6.875% due 07/15/2001                             1,000              1,010
   5.248% due 08/23/2001 (d)                        12,500             12,531
   5.020% due 10/22/2001 (d)                        25,000             24,867
   5.861% due 11/26/2001 (d)                        19,000             19,116
   6.375% due 12/01/2001                               265                265
   5.619% due 12/10/2001 (d)                         2,200              2,190
   9.625% due 12/15/2001                             5,650              6,020
   5.895% due 12/17/2001 (d)                        13,000             13,078
   5.410% due 01/08/2002 (d)                         3,000              3,004
   6.625% due 01/10/2002                               500                500
   6.750% due 02/07/2002                             1,590              1,600
   5.690% due 03/15/2002 (d)                        10,215             10,240
   7.750% due 03/25/2002                               125                129
   5.438% due 04/29/2002 (d)                       218,544            218,367
   7.000% due 09/15/2002                               250                253
   6.625% due 10/01/2002                             5,000              4,989
   5.540% due 11/12/2002 (d)                        10,200             10,133
   6.200% due 12/15/2002                               500                492
   6.000% due 01/15/2003                               990                969
   5.875% due 01/22/2003                            30,500             29,675
   6.750% due 03/15/2003                            40,125             40,132
   7.125% due 05/01/2003                            36,000             36,384
   5.568% due 08/18/2003 (d)                        47,640             47,255
   5.550% due 09/15/2003                            32,000             30,676
   6.149% due 09/20/2003 (d)                        10,000             10,000
   6.625% due 10/20/2003                             2,000              1,990
   5.750% due 11/10/2003                             1,000                962
   5.560% due 04/05/2004 (d)                        27,900             27,802
   5.250% due 05/28/2004 (d)                        73,000             73,306
   6.109% due 09/20/2004 (d)                        21,277             21,277
   6.650% due 11/17/2005                               500                492
   6.150% due 04/05/2007                               150                143
   8.950% due 07/02/2009                            21,500             22,933
Golden State Holdings
   6.750% due 08/01/2001                             1,950              1,909
Goldman Sachs Group
   5.200% due 11/21/2000 (d)                        20,000             19,975
   5.258% due 11/24/2000 (d)                       108,000            108,304
   6.200% due 12/15/2000                             6,500              6,485
   5.329% due 12/22/2000 (d)                        17,000             16,963
   5.490% due 01/09/2001 (d)                       105,000            105,252
   5.740% due 01/16/2001 (d)                        34,000             34,036
   5.468% due 01/25/2001 (d)                        77,000             76,870
   5.230% due 02/20/2001 (d)                         3,000              3,009
   5.600% due 04/16/2001 (d)                        18,000             17,938
   5.366% due 12/07/2001 (d)                        25,000             24,950
   5.439% due 12/24/2001 (d)                           900                898
   5.400% due 02/18/2002 (d)                         2,300              2,311
   5.640% due 01/16/2003 (d)                        10,000             10,047
   5.690% due 02/10/2004                            10,000              9,834
   5.700% due 02/09/2009 (d)                        10,000             10,342
Hansol Paper Co. Limited
   7.079% due 05/24/2001 (d)                        20,000             20,002
Hartford Life
   6.900% due 06/15/2004                               600                597
   7.650% due 06/15/2027                            15,000             14,604
Helicon Group
  11.000% due 11/01/2003 (d)                        11,800             12,228
Heller Financial, Inc.
   5.179% due 08/25/2000 (d)                        15,000             15,022
   5.846% due 09/25/2000 (d)                        14,500             14,481
   5.720% due 02/05/2001                             5,000              4,996
   6.250% due 03/01/2001                            25,000             24,905
   5.478% due 06/25/2001 (d)                        70,050             69,841
   5.750% due 09/25/2001                             1,400              1,375
   6.500% due 11/01/2001                               250                249
   5.159% due 05/06/2002 (d)                         2,000              2,006
   5.459% due 06/24/2002 (d)                         5,100              5,097
   5.225% due 04/28/2003 (d)                        17,000             17,099
   5.571% due 04/28/2003 (d)                        49,200             49,200
Hitachi Credit America
   5.125% due 05/15/2000                            25,000             25,021
   5.250% due 07/07/2000 (d)                        40,000             40,071
Home Savings of America
   6.000% due 11/01/2000                            14,175             14,080
Household Bank
   5.424% due 09/26/2001 (d)                         9,000              9,011
   5.188% due 10/22/2003 (d)                        15,000             14,926
Household Capital Trust
   5.350% due 06/26/2004 (d)                        13,925             13,621
Household Finance Corp.
   5.631% due 06/22/2001 (d)                         3,000              2,999
   5.145% due 08/01/2001 (d)                         1,500              1,499
   5.145% due 11/01/2001 (d)                         5,000              4,992
   5.125% due 05/07/2002 (d)                        40,850             40,820
   5.249% due 05/24/2002 (d)                       113,800            113,575
   7.080% due 06/03/2002                            15,000             15,214
   5.875% due 11/01/2002                               200                194
   5.439% due 06/24/2003                            35,000             34,945
   5.775% due 06/24/2003 (d)                        31,000             30,941
   7.000% due 08/01/2003                            20,000             20,053
   6.500% due 11/15/2008                             2,000              1,885
Household Netherlands BV
   6.125% due 03/01/2003                            18,100             17,610
Hyatt Equities LLC
   6.800% due 05/15/2000                             1,040              1,041
Inter-American Development Bank
   8.875% due 06/01/2009                               200                229
International Lease Finance
   5.750% due 12/15/1999                                50                 50
   7.000% due 05/15/2000                               500                503
   6.420% due 09/11/2000                               500                501
   5.930% due 07/15/2003                            14,000             13,680
J.P. Morgan & Co.
   5.750% due 02/25/2004                            22,800             21,907
   6.250% due 12/15/2005                               200                193
   6.000% due 01/15/2009                            29,000             26,539
Key Bank NA
   7.550% due 09/15/2006                               350                357
Kimco Realty Corp.
   6.500% due 10/01/2003                               200                194
Korea Development Bank
   6.250% due 05/01/2000                             5,000              4,980
   7.375% due 09/17/2004                            15,000             14,616
   6.750% due 12/01/2005                                55                 51
   7.250% due 05/15/2006                                50                 47
Korean Export-Import Bank
   6.500% due 10/06/1999                             8,000              8,000
   6.500% due 02/10/2002                             9,200              8,958
LB Rheinland
   5.000% due 02/23/2028                             3,400              3,213
Lehman Brothers Holdings, Inc.
   5.869% due 07/27/2000 (d)                         8,000              8,006

                                                       See accompanying notes 59

Total Return Fund
September 30, 1999 (Unaudited)

                                                    Principal
                                                       Amount          Value
                                                       (000s)         (000s)
----------------------------------------------------------------------------
   5.390% due 08/11/2000 (d)                           30,000         30,138
   6.400% due 08/30/2000                                  200            200
   6.500% due 09/25/2000                               11,200         11,201
   5.614% due 09/26/2000 (d)                            5,000          4,990
   5.375% due 11/06/2000 (d)                         $ 30,910      $  30,918
   5.845% due 12/01/2000 (d)                              500            500
   6.125% due 02/01/2001                                2,000          1,984
   5.530% due 02/20/2001                                1,500          1,501
   5.733% due 02/27/2001 (d)                           79,400         79,512
   5.405% due 06/01/2001 (d)                          101,600        101,348
   6.249% due 04/02/2002 (d)                           60,050         60,015
   6.375% due 05/07/2002                               26,395         26,060
   6.073% due 05/07/2002 (d)                           42,100         42,222
   6.110% due 07/15/2002 (d)                           43,051         43,045
   5.320% due 08/12/2002 (d)                            6,500          6,455
   5.813% due 08/28/2002 (d)                            6,500          6,528
   5.369% due 09/03/2002 (d)                           14,000         14,010
   7.000% due 05/15/2003                                  150            149
   6.625% due 04/01/2004                                   65             63
   7.625% due 06/01/2006                                  350            350
   8.500% due 05/01/2007                                1,475          1,546
LG&E Capital Corp.
   6.460% due 01/15/2008                                3,000          2,891
Liberty Mutual Insurance
   8.200% due 05/04/2007                               17,510         17,534
Marine Midland
   5.250% due 12/16/2000 (d)                            3,700          3,693
MBNA Corp.
   5.451% due 12/01/1999 (d)                           62,600         62,532
   5.145% due 05/01/2000 (d)                              400            400
   5.445% due 09/13/2001 (d)                           10,300         10,233
   5.538% due 04/25/2002 (d)                            1,000            992
   6.990% due 05/24/2002                                1,000          1,003
   5.566% due 09/10/2002 (d)                            5,000          4,959
   5.471% due 12/10/2002                                2,100          2,061
   6.875% due 07/15/2004                               46,000         45,091
MCN Investment Corp.
   6.030% due 02/01/2001                                6,850          6,764
   7.120% due 01/16/2004                                7,500          7,381
   6.300% due 04/02/2011                                7,500          7,444
Mellon Bank Corp.
   6.500% due 08/01/2005                                   75             73
Mellon Financial Co.
   6.300% due 06/01/2000                                  250            250
Mercury Finance Co.
  10.000% due 03/23/2001                                2,050          1,937
Merrill Lynch & Co.
   8.250% due 11/15/1999                                  250            251
   6.620% due 06/06/2000                                  500            502
   6.450% due 06/20/2000                                  350            351
   6.250% due 07/25/2000                                  490            491
   5.566% due 09/25/2000 (d)                            5,000          5,006
   5.790% due 12/05/2000 (d)                           89,000         89,048
   6.000% due 03/01/2001                                  325            323
   6.500% due 04/01/2001                                  400            400
   6.750% due 04/30/2001                                2,775          2,795
   5.110% due 05/08/2001                               54,900         55,014
   5.243% due 05/30/2001 (d)                            3,800          3,796
   5.168% due 06/04/2001 (d)                           30,000         29,874
   5.393% due 11/01/2001 (d)                           35,000         34,892
   5.080% due 11/09/2001 (d)                           10,000         10,002
   5.410% due 01/15/2002 (d)                           17,000         17,020
   5.688% due 02/01/2002 (d)                           33,000         33,008
   8.000% due 02/01/2002                                  400            412
   7.375% due 08/17/2002                                  300            306
   8.300% due 11/01/2002                                  200            209
   6.000% due 02/12/2003                                  500            489
   6.875% due 03/01/2003                                  140            141
   5.339% due 06/24/2003 (d)                           27,000         26,851
   5.499% due 10/01/2003 (d)                            9,500          9,490
   5.880% due 01/15/2004                                  600            579
   6.550% due 08/01/2004                                  100             99
   7.000% due 03/15/2006                                1,500          1,480
   6.560% due 12/16/2007                                   50             48
   7.000% due 04/27/2008                                  100             98
   6.375% due 10/15/2008                               17,000         16,121
Metropolitan Life Insurance Co.
   6.300% due 11/01/2003                                6,800          6,612
Mexico Credit Link
  10.508% due 02/22/2002 (d)                         $ 29,500      $  30,749
MIC Financing Trust
   8.375% due 02/01/2027                               36,000         33,496
Morgan Stanley Capital
   6.375% due 12/15/2003                                  150            148
   7.460% due 02/15/2020                               11,450         11,580
Morgan Stanley, Dean Witter,
Discover and Co.
   5.820% due 06/19/2000 (d)                          152,000        151,762
   6.040% due 11/13/2000 (d)                            5,000          5,017
   5.278% due 02/06/2001                                1,190          1,190
   5.750% due 02/15/2001                                  400            397
   5.643% due 04/16/2001 (d)                           25,000         24,984
   6.700% due 05/01/2001                                  600            604
   9.375% due 06/15/2001                                  300            314
   5.315% due 12/19/2001 (d)                           19,700         19,691
   5.460% due 04/15/2002 (d)                              300            300
   5.699% due 03/11/2003 (d)                           11,500         11,449
   5.625% due 01/20/2004                                  400            382
   5.250% due 04/22/2004 (d)                           55,000         55,001
Nacional Financiera
   8.000% due 06/19/2000                                4,500          4,514
   8.693% due 12/01/2000 (d)                           25,250         25,124
NationsBank Corp.
   6.750% due 02/26/2001                                  500            504
   7.000% due 09/15/2001                                1,500          1,514
   5.294% due 06/17/2002 (d)                           10,000          9,991
   6.125% due 07/15/2004                                  600            580
NCNB Corp.
   7.750% due 08/01/2002                                  796            797
Newcourt Credit Group
   6.875% due 02/16/2005                                7,500          7,358
Nordstom Credit, Inc.
   7.250% due 04/30/2002                                1,000          1,015
Norwest Financial, Inc.
   6.250% due 11/01/2002                                  100             99
   7.000% due 01/15/2003                                  300            303
   6.000% due 02/01/2004                                   50             49
Okobank
   5.398% due 05/23/2006 (d)                           10,000          9,944
Orix Credit Alliance
   7.640% due 09/17/2001                               13,000         13,002
Osprey Trust
   8.310% due 01/15/2003                               75,000         75,469
Paccar Financial Corp.
   6.740% due 09/15/2000                                  250            251
PaineWebber
   5.455% due 10/04/1999                                4,000          3,998
   7.000% due 03/01/2000                                  200            201
   6.950% due 03/31/2000                                  120            120
   5.405% due 02/18/2002 (d)                            5,000          4,954
   5.525% due 05/20/2002 (d)                            1,000            992
PDVSA Finance Limited
   7.400% due 08/15/2016                                1,200            892
Pemex Finance Ltd.
   6.125% due 11/15/2003                               15,000         14,703
PNC Bank Corp.
   5.130% due 06/01/2000 (d)                          217,000        216,834
   5.483% due 01/24/2002 (d)                           49,000         48,849
   5.331% due 08/15/2002 (d)                            5,000          4,996
PNC Funding Corp.
   6.875% due 03/01/2003                                  100            100
   7.000% due 09/01/2004                               15,000         14,967
Popular, Inc.
   6.400% due 08/25/2000                               11,123         11,109
   6.550% due 10/10/2000                                2,485          2,484
   7.375% due 09/15/2001                               25,000         25,064
   6.625% due 01/15/2004                               19,500         19,034
Prudential Funding Corp.
   4.990% due 08/01/2000 (d)                            2,000          1,997

60 See accompanying notes

                                                  Principal
                                                     Amount             Value
                                                     (000s)            (000s)
--------------------------------------------------------------------------------
Prudential Insurance Co.
   6.375% due 07/23/2006                           $ 35,000          $ 33,043
Prudential Property Investment
   6.625% due 04/01/2009                             17,000            15,872
PSE&G Capital Corp.
   6.740% due 10/23/2001                              1,400             1,401
Reliance Group Holdings
   9.000% due 11/15/2000                             19,000            19,300
   9.750% due 11/15/2003                             10,000             8,875
Residential Reinsurance
   9.163% due 06/01/2000 (d)                         13,300            13,246
Safeco Corp.
   7.260% due 08/12/2002                                500               510
Sakura Capital Funding
   7.320% due 08/29/2049                             20,000            17,800
Salomon, Inc.
   6.625% due 11/30/2000                                235               236
   6.650% due 07/15/2001                                600               603
   7.000% due 03/04/2002                             18,850            19,073
   5.400% due 05/16/2002 (d)                         23,000            23,018
Salomon, Smith Barney Holdings
   5.875% due 02/01/2001                              4,000             3,982
   5.980% due 03/26/2001                                250               249
   3.650% due 02/14/2002 (f)                         17,866            17,392
   5.510% due 04/15/2002 (d)                         35,090            35,010
   5.180% due 05/14/2002 (d)                         26,715            26,685
   5.571% due 07/23/2002 (d)                         53,400            53,297
   6.125% due 01/15/2003                                290               284
Sanwa Business Credit
   6.540% due 06/20/2000                              1,000             1,004
Sears Roebuck Acceptance
   5.479% due 06/27/2000 (d)                          5,000             5,001
   7.110% due 06/19/2001                              1,000             1,004
   6.860% due 08/06/2001                                400               400
   6.360% due 12/04/2001                                290               287
   6.120% due 12/13/2001                                260               258
   6.950% due 05/15/2002                                300               300
   6.000% due 03/20/2003                            149,750           144,732
   7.140% due 05/02/2003                              5,000             4,995
   6.560% due 11/20/2003                              1,178             1,150
   6.700% due 11/15/2006                                500               478
Security Pacific Corp.
   6.000% due 05/01/2000                                600               600
  11.500% due 11/15/2000                              4,000             4,208
Societe Generale
   7.400% due 06/01/2006                              1,500             1,484
Steers
   9.123% due 08/07/2002 (d)                         20,000            20,016
Sumitomo
   8.500% due 06/15/2009                                100               103
   9.400% due 12/29/2049 (d)                         24,550            24,737
Sun Life of Canada (U.S.)
   8.526% due 05/29/2049                                250               243
Tecnost International  NV
   4.487% due 06/23/2004 (d)                         44,000            48,087
Telewest Credit Links
   7.500% due 04/16/2004                             30,000            29,156
Textron Financial Corp.
   5.393% due 05/28/2002 (d)                         41,900            41,733
Tokai Capital Corp.
   9.980% due 12/29/2049 (d)                         13,050            13,335
Toyota Motor Credit Corp.
   5.967% due 02/15/2002                             40,000            38,630
TPSA Finance BV
   7.125% due 12/10/2003                             12,200            12,024
   7.750% due 12/10/2008                             10,000             9,728
Transamerica Corp.
   5.405% due 09/17/2001 (d)                         20,000            20,084
   6.125% due 11/01/2001                             24,000            23,633
   7.250% due 08/15/2002                             79,000            79,715
   7.500% due 03/15/2004                                270               273
   6.750% due 11/15/2006                                650               631
Travelers Group, Inc.
   7.200% due 02/01/2004                             38,480            38,767
Trizec Finance Limited
  10.875% due 10/15/2005                          $   2,489         $   2,601
TXU Eastern Funding
   6.150% due 05/15/2002                             53,800            52,445
U.S. Bancorp
   5.409% due 01/16/2002 (d)                         49,000            48,953
Wachovia Corp.
   7.000% due 12/15/1999                                100               100
Washington Mutual, Inc.
   6.375% due 07/01/2000                              3,000             3,008
Wells Fargo & Co.
   5.625% due 02/05/2001                                400               397
   8.750% due 05/01/2002                                100               105
   6.625% due 07/15/2004                             51,100            50,797
Westdeutsche Landesbank
   6.750% due 06/15/2005                              4,000             3,933
   6.050% due 01/15/2009                             52,000            47,658
                                                                    ---------
                                                                    8,048,635
                                                                    ---------
Industrials 9.7%
Akzo Nobel, Inc.
   6.000% due 11/15/2003                             32,000            31,008
Albertson's, Inc.
   6.375% due 06/01/2000                                150               151
Allied Waste North America, Inc.
   7.375% due 01/01/2004                             18,925            17,411
Amerco, Inc.
   7.135% due 10/15/2002                             15,000            14,418
American Airlines
  10.610% due 03/04/2011                              1,895             2,271
   6.870% due 07/02/2018                              1,990             1,778
American Home Products Corp.
   7.700% due 02/15/2000                                550               553
Amerigas Partners LP
  10.125% due 04/15/2007                              1,730             1,795
AMR Corp.
   9.750% due 03/15/2000                              1,050             1,066
  10.610% due 01/11/2001                              4,000             4,183
  10.570% due 01/15/2001                              3,000             3,143
  10.590% due 01/31/2001                              3,000             3,148
  10.000% due 02/01/2001                              2,000             2,081
   9.400% due 05/08/2001                              3,000             3,114
   9.500% due 05/15/2001                              2,250             2,339
   9.130% due 10/25/2001                              2,000             2,079
   8.470% due 02/20/2002                              2,000             2,064
   8.500% due 02/26/2002                              1,000             1,033
  10.210% due 01/01/2010                              6,500             7,558
AT&T Canada, Inc.
  10.750% due 11/01/2007                              1,000               830
Baxter International, Inc.
   9.500% due 06/15/2008                                200               230
Bayer Corp.
   6.500% due 10/01/2002                                250               251
Bellat Racers
   5.500% due 04/01/2003                             20,000            19,969
Bellsouth Telecommunication
   6.000% due 06/15/2002                             10,000             9,917
BOC Group PLC
   5.875% due 01/29/2001                                250               249
Boeing Co.
   8.375% due 02/15/2001                                900               924
   6.350% due 06/15/2003                                750               742
Boise Cascade Co.
   9.900% due 03/15/2000                                275               279
BP Amoco PLC
   6.250% due 10/15/2004                              1,000               994
Bresnan Communications
   8.000% due 02/01/2009                              3,500             3,439
Browning-Ferris Industries, Inc.
   6.080% due 01/18/2002 (d)                         51,750            51,445
   6.100% due 01/15/2003                              6,000             5,433
Campbell Soup Co.
   4.750% due 10/01/2003                                500               472
Canadian Pacific Limited
   9.450% due 08/01/2021                              2,750             3,150

                                                       See accompanying notes 61

Total Return Fund
September 30, 1999 (Unaudited)

                                                 Principal
                                                    Amount            Value
                                                    (000s)           (000s)
--------------------------------------------------------------------------------
Case Credit Corp.
   5.209% due 05/05/2000 (d)                    $   10,000       $   10,006
Cemex SA
  10.000% due 11/05/1999                             1,000            1,002
   8.500% due 08/31/2000                            10,000           10,047
   9.250% due 06/17/2002                            48,500           48,985
Centerior Fuel Corp.
   9.750% due 08/02/2000 (j)                         8,000            8,180
Century Communications Corp.
   9.500% due 08/15/2000                             6,000            6,068
   0.000% due 03/15/2003                            10,515            7,439
CF Cable TV, Inc.
   9.125% due 07/15/2007                             1,600            1,737
Circus Circus Enterprises
   6.750% due 07/15/2003                             4,500            4,118
Coastal Corp.
  10.375% due 10/01/2000                             8,500            8,802
   6.500% due 05/15/2006                               275              263
Coca-Cola Co.
   6.375% due 08/01/2001                               200              200
   7.875% due 02/01/2002                               600              617
   6.000% due 07/15/2003                               250              244
Coltec Industries, Inc.
   7.500% due 04/15/2008                             4,400            4,347
Columbia/HCA Healthcare
   6.410% due 06/15/2000                             5,000            4,934
   8.020% due 08/05/2002                             9,000            8,823
   8.130% due 08/04/2003                             7,300            7,133
   6.630% due 07/15/2045                            10,000            9,571
   6.730% due 07/15/2045                            14,760           14,163
Comcast Corp.
   9.375% due 05/15/2005                            34,995           36,920
   9.500% due 01/15/2008                            11,350           11,804
Conagra, Inc.
   5.711% due 06/12/2000 (d)                        74,300           74,180
Conoco, Inc.
   6.350% due 04/15/2009                             1,900            1,811
Continental Airlines
   9.500% due 12/15/2001                               200              204
   6.954% due 02/02/2011                            25,989           25,148
Continental Cablevision
   9.500% due 08/01/2013                            27,000           29,688
Cox Communications, Inc.
   6.500% due 11/15/2002                               200              198
CSC Holdings, Inc
   7.625% due 07/15/2018                            22,000           20,592
CSX Corp.
   5.790% due 06/15/2000 (d)                        30,500           30,573
   9.500% due 08/01/2000                               500              513
Cumberland Farms
  10.500% due 10/01/2003                             1,000              985
Dayton Hudson Corp.
  10.000% due 12/01/2000                             1,000            1,041
Delphi Auto Systems Corp.
   6.125% due 05/01/2004                            20,000           19,266
Delta Air Lines, Inc.
   9.875% due 05/15/2000                               525              538
   6.650% due 03/15/2004                            13,500           13,141
  10.430% due 01/02/2011                               850              985
  10.140% due 08/14/2012                             1,000            1,160
   9.200% due 09/23/2014                             6,000            6,406
  10.500% due 04/30/2016                             1,000            1,164
Diamond Cable Communication Co.
   0.000% due 12/15/2005 (d)                         3,500            3,133
Disney (Walt) Co.
   6.375% due 03/30/2001                               750              753
   6.750% due 03/30/2006                               100              100
DTE Capital Corp.
   8.350% due 11/15/2038 (d)                        52,750           51,840
E.I. Du Pont de Nemours
   9.150% due 04/15/2000                               100              102
Eastman Chemical Co.
   6.375% due 01/15/2004                             5,750            5,589
Electric Lightwave, Inc.
   6.050% due 05/15/2004                            15,700           15,197
Eli Lilly & Co.
   8.125% due 02/07/2000                               387              389
   8.125% due 12/01/2001                               500              519
Enron Corp.
   5.150% due 11/18/1999 (d)                        35,000           34,978
   6.400% due 07/15/2006                               150              141
Federal Express Corp.
   6.845% due 01/15/2019                               872              832
Flag Limited
   7.150% due 12/15/2004                                61               59
Ford Motor Co.
   9.000% due 09/15/2001                               880              920
   6.625% due 10/01/2028                           115,800          103,304
Fortune Brands
   8.500% due 10/01/2003                               500              536
Fred Meyer, Inc.
   7.150% due 03/01/2003                            11,000           11,010
   7.375% due 03/01/2005                            39,325           39,421
   7.450% due 03/01/2008                               300              298
Frontier Corp.
   6.250% due 12/15/1999                            20,000           20,027
General Motors Acceptance Corp.
   9.625% due 12/01/2000                               525              544
   7.100% due 03/15/2006                               250              249
Gillette Co.
   6.250% due 10/15/2005                               750              748
   5.750% due 10/15/2005                             1,500            1,436
Global Crossing Holding Limited
   9.625% due 05/15/2008                            15,000           15,525
Gulf Canada Resources
   9.250% due 01/15/2004                             7,250            7,298
   9.625% due 07/01/2005                             2,000            2,060
H.J. Heinz Co.
   7.500% due 04/26/2000                               150              151
Hanson Overseas BV
   6.750% due 09/15/2005                               225              221
Harrahs Operating Co., Inc.
   7.875% due 12/15/2005                             5,000            4,813
Hertz Corp.
   6.625% due 07/15/2000                             8,875            8,897
Hollinger International Publishing
   9.250% due 02/01/2006                             3,000            2,978
Houghton Mifflin Co.
   5.990% due 12/03/2001                             3,000            2,964
Hyder PLC
   6.500% due 12/15/2008                            10,000            9,167
IBM Corp.
   5.050% due 11/01/1999 (d)                        35,000           34,902
   7.250% due 11/01/2002                               200              205
   6.450% due 08/01/2007                               500              489
   7.125% due 12/01/2096                             2,500            2,358
ICI Wilmington
   6.750% due 09/15/2002                            10,000            9,909
Inco Limited
   9.875% due 06/15/2019                             5,000            5,195
Ingersoll-Rand Co.
   6.255% due 02/15/2001                               295              295
International Game Technology
   7.875% due 05/15/2004                            24,500           23,581
International Paper Co.
   6.875% due 07/10/2000                             4,260            4,278
   9.050% due 02/08/2001                               100              103
ISP Holdings, Inc.
   9.750% due 02/15/2002                             4,500            4,545
   9.000% due 10/15/2003                             5,000            4,950
ITT Corp.
   6.250% due 11/15/2000                            15,070           14,792
J Seagram & Sons
   5.500% due 04/10/2000 (d)                        94,000           93,530
   5.790% due 04/15/2001                            20,000           19,622
   6.250% due 12/15/2001                            51,000           50,329
Jones International Networks Limited
  11.750% due 07/01/2005                                55               48
K Mart Corp.
   8.190% due 11/24/2003                             5,000            4,934

62 See accompanying notes

                                            Principal
                                               Amount        Value
                                               (000s)       (000s)
-------------------------------------------------------------------
K N Energy, Inc.
     6.450% due 03/01/2003                    $   240      $   234
Kellogg
     5.750% due 02/02/2001                     86,925       86,449
K-III Communications Co.
     8.500% due 02/01/2006                      4,000        3,900
KPNQWest BV
     8.125% due 06/01/2009                      5,000        4,750
Kroger Co.
     6.000% due 07/01/2000                     13,000       12,973
     6.420% due 10/01/2010 (d)                 54,000       53,927
Lenfest Communications
     8.375% due 11/01/2005                      5,000        5,162
Limited, Inc.
     7.800% due 05/15/2002                        500          512
Lockheed Martin Corp.
     6.850% due 05/15/2001                      5,000        4,995
Loyola University of Chicago
     6.030% due 06/15/2000 (d)                 16,100       16,078
LSI Logic Corp.
     4.250% due 03/15/2004                      1,000        1,834
Lucent Technologies
     7.250% due 07/15/2006                        150          153
Mallinckrodt, Inc.
     6.300% due 03/15/2001 (d)                 10,000        9,912
Marlin Water Trust
     7.090% due 12/15/2001                     20,241       20,243
Mazda Manufacturing Corp.
    10.500% due 07/01/2008 (j)                  1,980        2,442
McDonald's Corp.
     6.500% due 08/01/2007                        250          243
McLeodUSA, Inc.
     0.000% due 03/01/2007 (i)                  5,000        3,963
     8.125% due 02/15/2009                      1,200        1,122
Mobil Corp.
     8.375% due 02/12/2001                        340          349
Monsanto Co.
     6.000% due 12/01/2005                        250          234
Motorola, Inc.
     7.600% due 01/01/2007                        200          205
Nabisco, Inc.
     6.000% due 02/15/2001 (d)                 11,240       11,134
     6.800% due 09/01/2001                      3,000        2,994
     6.700% due 06/15/2002                      9,000        8,903
     6.125% due 02/01/2033                     15,000       14,519
Nabors Industries, Inc.
     6.800% due 04/15/2004                      9,250        9,062
New York Times Co.
     7.625% due 03/15/2005                      1,000        1,042
News America Holdings Corp.
     7.450% due 06/01/2000                      3,000        3,019
     8.625% due 02/01/2003                        750          783
Nike, Inc.
     6.510% due 06/16/2000                      1,000        1,003
Nisource Capital Markets
     6.630% due 09/28/2010                     59,000       59,000
Noranda, Inc.
     7.000% due 07/15/2005                      1,800        1,733
Norfolk Southern Corp.
     6.700% due 05/01/2000                      3,000        3,013
     7.875% due 02/15/2004                         50           52
Northwest Airlines, Inc.
     8.970% due 01/02/2015                      1,691        1,744
Occidental Petroleum
     6.400% due 04/01/2003                      7,710        7,540
Owens Corning
     7.000% due 05/15/2000                        200          200
Owens-Illinois, Inc.
     7.850% due 05/15/2004                      2,600        2,571
     7.150% due 05/15/2005                     10,000        9,474
Packaging Corp. of America
     9.625% due 04/01/2009                      2,500        2,538
Pennzoil Co.
     9.625% due 11/15/1999                      5,000        5,018
Pepsico, Inc.
     5.750% due 01/15/2008                        500          470
Petroleos Mexicanos
     9.520% due 07/15/2005 (d)                 67,500       64,294
Philip Morris Cos., Inc.
     9.000% due 01/01/2001                        300          309
     7.250% due 09/15/2001                         70           71
     7.500% due 01/15/2002                         50           51
     6.800% due 12/01/2003                     48,345       48,018
     7.000% due 07/15/2005                      1,125        1,108
     7.200% due 02/01/2007                     32,000       31,471
     6.150% due 03/15/2010                     25,000       25,056
Phillips Petroleum Co.
     6.375% due 03/30/2009                     31,000       29,383
     7.000% due 03/30/2029                     16,000       14,880
Presidio Owner Trust
     6.532% due 12/30/1999 (d)                 29,419       29,373
Procter & Gamble Co.
     5.250% due 09/15/2003                     35,000       33,501
Qwest Communications International, Inc.
     0.000% due 10/15/2007 (i)                  2,500        1,956
Racers
     7.000% due 04/28/2003 (d)                 30,000       29,325
     5.794% due 09/15/2005 (d)                 15,000       14,977
Reliant Energy, Inc.
     8.930% due 05/14/2001                      5,300        5,494
     8.920% due 05/15/2001                      6,500        6,737
     6.375% due 11/01/2003                     14,000       13,695
Rogers Cablesystems, Inc.
    10.000% due 12/01/2007                      5,000        5,350
Rogers Cantel Mobile Communications, Inc.
     9.375% due 06/01/2008                      2,750        2,901
Saferco
     9.630% due 05/31/2000 (j)                  6,500        6,665
     9.590% due 05/31/2001 (j)                  3,000        3,153
Safeway, Inc.
     5.750% due 11/15/2000                        150          149
     6.850% due 09/15/2004                        250          248
Sara Lee Corp.
     6.300% due 11/07/2005                        500          485
Sears Roebuck & Co.
     6.800% due 05/07/2001                        500          500
     6.790% due 05/21/2001                        500          504
     9.400% due 08/02/2001                        250          263
     8.390% due 02/14/2002                        240          248
     7.260% due 04/21/2003                      3,000        3,009
     6.250% due 01/15/2004                        300          294
     6.750% due 09/15/2005                        785          761
Sequa Corp.
     9.375% due 12/15/2003                      5,000        5,113
Smithfield Foods
     7.625% due 02/15/2008                      2,000        1,800
Smithkline Beecham
     7.375% due 04/15/2005                        150          155
Stone Container Corp.
    10.750% due 10/01/2002                      2,500        2,581
Swiss Life Financial Limited
     2.000% due 05/20/2005                      3,000        2,976
TCI Communications, Inc.
     5.450% due 02/02/2000 (d)                 50,000       49,980
     6.085% due 09/11/2000 (d)                 48,500       48,385
     5.905% due 12/20/2000 (d)                 10,000       10,003
     6.110% due 03/12/2001 (d)                 10,000       10,113
     6.375% due 05/01/2003                      3,200        3,167
Telecommunications, Inc.
     8.250% due 01/15/2003                     43,125       45,218
Telewest Communications PLC
     9.625% due 10/01/2006                      5,000        5,063
Tenet Healthcare Corp.
     8.625% due 12/01/2003                      1,200        1,192
     8.000% due 01/15/2005                      2,000        1,910
     7.625% due 06/01/2008                     27,000       24,435
Texaco Capital
     8.500% due 02/15/2003                        700          744
     6.000% due 06/15/2005                        400          387

                                                      See accompanying notes  63

Total Return Fund
September 30, 1999 (Unaudited)           Principal
                                            Amount           Value
                                            (000s)          (000s)
-------------------------------------------------------------------
Time Warner, Inc.
     6.100% due 12/30/2001              $   34,275      $   34,055
     7.975% due 08/15/2004                  53,050          55,058
     8.110% due 08/15/2006                 123,424         130,003
     8.180% due 08/15/2007                  44,895          47,134
     7.250% due 09/01/2008                     125             125
Toyoda Automatic Loom
     0.350% due 09/30/2003                 200,000           2,057
TRW, Inc.
     5.930% due 06/28/2000 (d)              14,200          14,176
U.S. West Capital Funding
     5.960% due 06/15/2000 (d)              82,700          82,577
Union Pacific Corp.
     5.500% due 05/22/2000 (d)              60,000          59,869
     6.930% due 06/01/2003                   1,000             996
     6.000% due 09/01/2003                   8,000           7,726
     6.120% due 02/01/2004                     250             239
United Airlines
     9.000% due 12/15/2003                   1,000           1,054
    10.670% due 05/01/2004                   2,050           2,292
USA Waste Services, Inc.
     6.125% due 07/15/2001                  23,500          22,542
UST, Inc.
     7.250% due 06/01/2009                  25,000          24,087
USX Corp.
     9.800% due 07/01/2001                     300             315
Viacom, Inc.
     5.875% due 07/15/2000                   6,200           6,181
Wal-Mart Stores, Inc.
     9.100% due 07/15/2000                     250             256
     8.625% due 04/01/2001                   2,450           2,535
     6.750% due 05/24/2002                     170             172
Waste Management, Inc.
     6.375% due 12/01/2003                     200             184
     6.500% due 05/14/2004                  58,000          57,403
     7.125% due 10/01/2007                   1,800           1,622
Westpoint Stevens, Inc.
     7.875% due 06/15/2005                   8,000           7,520
Westvaco Corp.
     9.650% due 03/01/2002                     150             160
Whitman Corp.
     6.250% due 05/01/2000                  15,800          15,840
Williams Co.
     5.276% due 01/30/2000 (d)              23,000          23,005
WMX Technologies
     6.700% due 05/01/2001                  10,000           9,758
     7.000% due 10/15/2006                     500             450
Wilshire REIT Trust
     6.532% due 12/30/1999 (d)              25,802          25,762
Xerox Corp.
     6.500% due 06/29/2000                     280             285
     5.750% due 07/21/2000                     500             499
     5.400% due 09/11/2000                     400             398
     7.410% due 05/15/2001                   1,000           1,017
                                                        ----------
                                                         2,853,072
                                                        ==========
Utilities 5.9%
AEP Resources, Inc.
     6.500% due 12/01/2003                  20,000          19,470
Alabama Power Co.
     5.350% due 11/15/2003                   1,600           1,525
Appalachian Power Co.
     6.350% due 03/01/2000                     500             500
     6.600% due 05/01/2009                  25,000          23,445
AT&T Corp.
     7.350% due 08/27/2001                   7,200           7,351
     7.125% due 01/15/2002                     275             279
     7.000% due 05/15/2005                     200             201
Baltimore Gas & Electric
     6.125% due 07/01/2003                     150             148
Beaver Valley Funding Corp.
     8.250% due 06/01/2003                     616             623
     8.625% due 06/01/2007                   5,000           5,120
BellSouth Telecommunications, Inc.
     7.500% due 06/15/2033                     185             177
California Energy
     9.500% due 09/15/2006                  12,040          12,914
Calpine Corp.
     9.250% due 02/01/2004                   4,150           4,176
     7.625% due 04/15/2006                   7,000           6,654
     7.875% due 04/01/2008                   2,500           2,394
Central Maine Power Co.
     6.500% due 06/14/2000                   5,500           5,480
Chesapeake & Potomac Telephone
     5.625% due 03/01/2007                     500             460
     8.000% due 10/15/2029                   1,125           1,209
Cleveland Electric Illuminating Co.
     7.850% due 11/01/1999                   6,000           6,007
     7.420% due 08/01/2001                  10,000          10,144
     9.500% due 05/15/2005                  13,000          13,702
Cleveland Electric/Toledo Edison
     7.190% due 07/01/2000                  20,400          20,428
CMS Energy
     7.375% due 11/15/2000                  67,535          67,540
     8.000% due 07/01/2001                  11,750          11,709
     8.125% due 05/15/2002                  13,725          13,765
     8.375% due 07/01/2003                  15,000          14,920
     7.000% due 01/15/2005                  30,000          28,634
Commonwealth Edison
     5.204% due 06/15/2002 (d)               1,000             998
     6.625% due 07/15/2003                   1,000             995
     9.875% due 06/15/2020                  11,700          13,109
Connecticut Light & Power Co.
     5.750% due 07/01/2000                   2,000           1,992
     7.875% due 06/01/2001                     100             101
     7.750% due 06/01/2002                   5,000           5,065
     8.590% due 06/05/2003                  27,000          25,760
Consolidated Edison
     7.600% due 01/15/2000                     100             100
     5.244% due 12/15/2001 (d)              10,000           9,989
     6.625% due 02/01/2002                     100             100
Consolidated Natural Gas
     7.250% due 10/01/2004                  43,750          43,787
Cox Enterprises, Inc.
     6.625% due 06/14/2002                   5,250           5,231
Duke Energy Corp.
     8.000% due 11/01/1999                      40              40
     7.000% due 06/01/2000                     700             705
     6.750% due 08/01/2025                      25              22
East Coast Power LLC
     6.737% due 03/31/2008                  16,791          16,044
El Paso Electric Co.
     9.400% due 05/01/2011                   7,455           8,115
Enron Corp.
     5.778% due 03/30/2000                  13,000          13,001
     7.660% due 01/14/2002                   5,000           5,110
Entergy Mississippi, Inc.
     5.963% due 05/03/2004 (d)              31,000          31,000
Flag Limited
     8.250% due 01/30/2008                   1,200           1,050
Houston Lighting & Power Co.
     6.100% due 03/01/2000                     250             250
Indiana Bell Telephone Co., Inc.
     5.500% due 04/01/2007                     500             458
Indianapolis Power & Light
     7.375% due 08/01/2007                     225             232
Korea Electric Power
     3.882% due 10/31/2002 (d)              18,900           9,906
     6.375% due 12/01/2003                     170             159
Louisiana Power & Light Co.
     7.740% due 07/01/2002                     599             603
MCI Communications Corp.
     6.125% due 04/15/2002                   1,250           1,233
MCI Worldcom, Inc.
     5.645% due 08/17/2000 (d)              20,000          19,978
     8.875% due 01/15/2006                  24,529          25,962
Montana Power Co.
     5.560% due 04/06/2001 (d)              15,000          15,003
National Power Corp.
     9.625% due 05/15/2028                  16,000          13,358

 64 See accompanying notes

                                                            Principal
                                                               Amount                 Value
                                                               (000s)                (000s)
---------------------------------------------------------------------------------------------
National Rural Utilities Cooperative
     6.250% due 04/15/2003                                 $   50,000            $   48,896
New Century Energies, Inc.
     5.860% due 05/28/2000                                      9,400                 9,363
     5.860% due 05/30/2000                                     15,000                14,949
New England Telephone & Telegraph Co.
     6.375% due 09/01/2008                                      1,350                 1,288
New Jersey Bell Telephone
     4.875% due 11/01/2000                                        800                   789
     7.850% due 11/15/2029                                         70                    73
New York Telephone Co.
     6.250% due 02/15/2004                                        150                   148
     6.125% due 01/15/2010                                         80                    75
Niagara Mohawk Power
     7.000% due 10/01/2000                                     57,463                57,696
     7.125% due 07/01/2001                                     20,604                20,690
     7.250% due 10/01/2002                                     24,783                24,979
     7.375% due 07/01/2003                                     38,826                39,050
     7.375% due 08/01/2003                                      1,645                 1,675
     7.750% due 10/01/2008                                     25,200                25,662
North Atlantic Energy
     9.050% due 06/01/2002                                      5,995                 6,087
Northern Illinois Gas Co.
     6.450% due 08/01/2001                                      1,450                 1,443
Northern Telecom Limited
     8.750% due 06/12/2001                                        300                   312
Nynex Corp.
     9.550% due 05/01/2010                                      6,516                 7,178
Ohio Bell Telephone Co.
     5.375% due 03/01/2007                                        950                   866
Ohio Power Co.
     7.000% due 07/01/2004                                     27,000                26,805
Orange PLC
     8.750% due 06/01/2006                                     12,000                12,210
     8.000% due 08/01/2008                                      1,000                   968
Pacific Gas & Electric Co.
     6.750% due 12/01/2000                                      3,049                 3,059
Pacific Northwest Bell
     4.375% due 09/01/2002                                         50                    47
Pennsylvania Power & Light
     6.000% due 06/01/2000                                        500                   500
Philadelphia Electric
     5.625% due 11/01/2001                                     17,350                17,087
Philippine Long Distance Telephone Co.
     7.850% due 03/06/2007                                      5,000                 4,228
    10.500% due 04/15/2009                                      6,000                 5,849
PP&L, Inc.
     6.125% due 05/01/2001 (d)                                  5,000                 4,996
     6.550% due 03/01/2006                                        500                   491
Public Service
     7.625% due 02/01/2000                                        150                   151
     7.250% due 04/01/2000 (d)                                  5,000                 5,000
     6.500% due 06/01/2000                                        500                   501
     6.125% due 08/01/2002                                      1,000                   991
Public Service Enterprise Group, Inc.
     6.261% due 11/22/2000 (d)                                  6,000                 6,010
     5.910% due 06/15/2001 (d)                                156,200               155,886
Queststar Pipeline
     9.375% due 06/01/2021                                        200                   214
Reliant Energy, Inc.
     8.750% due 03/01/2022                                     10,000                10,356
Sierra Pacific Power Co.
     6.270% due 10/13/2000                                     29,000                29,000
Sierra Pacific Resources
     6.200% due 04/15/2004                                     20,000                19,279
SK Telecom Co. Limited
     7.750% due 04/29/2004                                      5,000                 4,858
Southwestern Bell Telephone Co.
     6.125% due 03/01/2000                                         50                    50
Sprint Corp.
     8.125% due 07/15/2002                                     10,378                10,724
     5.875% due 05/01/2004                                     43,000                41,248
System Energy Resources
     7.380% due 10/01/2000                                      5,000                 5,033
     7.710% due 08/01/2001                                     14,850                15,065
Teco Energy, Inc.
     5.540% due 09/15/2001                                     44,630                44,051
Tennessee Valley Authority
     3.375% due 01/15/2007                                     10,521                 9,720
     0.000% due 04/15/2042 (i)                                    855                   332
Texas Utilities Co.
     5.558% due 04/24/2000 (d)                                 60,100                60,099
     6.064% due 06/25/2001                                    125,200               124,866
     6.370% due 08/16/2001                                      1,000                   996
     6.438% due 09/24/2001                                    206,800               206,800
     5.940% due 10/15/2001                                      3,000                 2,976
     6.500% due 08/16/2002                                      1,000                   998
Texas-New Mexico Power
    10.750% due 09/15/2003                                      4,950                 5,116
Toledo Edison Co.
     7.380% due 03/31/2000                                     11,000                11,028
     8.180% due 07/30/2002                                      1,400                 1,437
     8.700% due 09/01/2002                                     14,500                14,875
     7.850% due 03/31/2003                                      7,000                 7,123
     7.875% due 08/01/2004                                        500                   506
Tuscon Electric Power
     8.500% due 10/01/2009                                        454                   465
U.S. West Communications, Inc.
     5.650% due 11/01/2004                                      9,000                 8,562
     6.625% due 09/15/2005                                        400                   394
     6.125% due 11/15/2005                                        400                   384
Union Electric Co.
     8.000% due 12/15/2022                                      1,000                 1,055
United Telecom, Inc.
     9.500% due 06/06/2001                                        150                   158
Western Massachusetts Electric
     6.875% due 01/01/2000                                        700                   701
     7.375% due 07/01/2001                                      7,000                 7,028
Western Resources, Inc.
     6.250% due 08/15/2003                                     13,500                13,253
Wilmington Trust Co. - Tucson Electric
    10.732% due 01/01/2013 (j)                                    991                 1,070
WorldCom, Inc.
     6.125% due 08/15/2001                                        250                   248
     6.400% due 08/15/2005                                      1,000                   977
Yorkshire Power Finance
     6.154% due 02/25/2003                                     17,000                16,338
                                                                                 ----------
                                                                                  1,731,812
                                                                                 ----------
Total Corporate Bonds & Notes                                                    12,633,519
(Cost $12,743,263)                                                               ==========


MUNICIPAL BONDS & NOTES 0.1%

Florida 0.0%
Greater Orlando Aviation Authority,
Orlando Florida Airport Facitities Revenue Bonds,
(FGIC Insured), Series 1999, 5.125% due 10/01/2028              2,000                 1,788
                                                                                 ----------
New Mexico 0.0%
Farmington, New Mexico Pollution Control
Revenue Bond, Series A, 5.125% due 04/01/2029                     500                   451
                                                                                 ----------
New York 0.1%
New York City Municipal Bond
5.622% due 08/01/2002 (d)                                      11,058                11,021

New York City, New York Municipal Finance Authority
Water & Sewer System Revenue Bonds, (FSA Insured),
Series 1999, 5.000% due 06/15/2029                              2,500                 2,189
                                                                                 ----------
                                                                                     13,210
                                                                                 ==========
Pennsylvania 0.0%
Pittsburgh & Allegheny County Pa, (AMBAC Insured),
Series 1999, 5.000% due 02/01/2029                                500                   436

Pittsburgh & Allegheny County Pa, (AMBAC Insured),
Series 1999, 5.125% due 02/01/2035                                500                   441
                                                                                 ----------
                                                                                        877
                                                                                 ==========

                                                      See accompanying notes  65

Total Return Fund
September 30, 1999 (Unaudited)                Principal
                                                 Amount           Value
                                                 (000s)          (000s)
--------------------------------------------------------------------------------
Utah 0.0%
Weber County, Utah Hospital Revenue Bonds,
Series 1999, 5.000% due 08/15/2030           $      500      $      426
                                                             ----------
Total Municipal Bonds & Notes                                    16,752
(Cost $16,926)                                               ==========

U.S. GOVERNMENT AGENCIES 3.5%

A.I.D. Housing Guarantee - Peru
     9.980% due 08/01/2008                          990           1,013
Federal Home Loan Bank
     7.510% due 10/26/1999                          500             501
     5.525% due 01/21/2000                        1,000           1,000
     6.000% due 05/12/2000 (d)                  185,400         184,086
     6.540% due 05/25/2000 (d)                      500             504
     5.500% due 07/14/2000 (d)                    1,150           1,148
     6.160% due 09/18/2000 (d)                    1,000           1,003
     5.662% due 09/10/2001 (d)                    1,000             989
     4.842% due 02/15/2002 (d)                   17,000          16,602
     6.030% due 04/17/2002 (d)                    1,000             992
     7.045% due 04/25/2002 (d)                      500             501
     5.250% due 06/28/2002 (d)                    1,000             974
     6.260% due 12/23/2002 (d)                    1,000             990
     6.110% due 04/17/2003 (d)                    1,000             986
     6.050% due 05/22/2003 (d)                    1,000             983
     5.805% due 08/28/2003 (d)                    1,000             974
     6.000% due 06/30/2004 (d)                    1,000             978
Federal Home Loan Mortgage Corporation
     6.000% due 06/23/2004 (d)                    1,000             974
     6.345% due 02/15/2006 (d)                    1,000             973
     7.245% due 04/24/2006 (d)                      500             500
Federal National Mortgage Assn.
     9.050% due 04/10/2000 (d)                      400             407
     5.560% due 07/24/2000 (d)                      440             439
     5.810% due 01/16/2001 (d)                    1,000             999
     5.160% due 02/02/2001 (d)                      800             792
     6.350% due 11/23/2001 (d)                    1,000             999
     6.450% due 02/14/2002 (d)                    1,000             998
     7.060% due 04/24/2002 (d)                      500             502
     6.110% due 01/02/2003 (d)                    1,000             985
     6.000% due 02/18/2003 (d)                    1,000             980
     6.750% due 03/03/2003 (d)                      500             492
     5.260% due 10/02/2003 (d)                    1,000             960
     5.280% due 10/06/2003 (d)                    1,000             961
     5.500% due 12/01/2003 (d)                    1,000             965
     8.500% due 02/01/2005 (d)                    1,000           1,009
     6.560% due 12/10/2007 (d)                      190             184
     6.875% due 09/10/2012 (d)                   25,000          24,477
New York City
     5.239% due 08/01/2002 (d)                   14,815          14,815
Student Loan Marketing Assn.
     4.129% due 02/20/2000 (d)                  134,700         134,091
     5.129% due 06/30/2000 (d)                   63,700          63,641
     5.483% due 01/25/2003 (d)                   35,494          35,486
     5.225% due 04/25/2004 (d)                   15,164          15,131
     5.175% due 10/25/2004 (d)                   22,962          22,896
     5.195% due 10/25/2004 (d)                   39,851          39,768
     5.225% due 10/25/2005 (d)                   30,609          30,505
     5.291% due 10/25/2005 (d)                   20,485          20,407
     5.333% due 04/25/2006 (d)                  110,189         109,732
     5.395% due 01/25/2007 (d)                   99,218          99,015
     5.495% due 04/25/2007 (d)                  180,624         180,358
                                                             ----------
Total U.S. Government Agencies                                1,018,665
(Cost $1,021,594)                                            ==========

U.S. TREASURY OBLIGATIONS 6.5%

Treasury Inflation Protected Securities
     3.625% due 07/15/2002 (h)(l)               814,710         809,648
     3.625% due 07/15/2002 (h)(l)                   276             274
     3.375% due 01/15/2007 (h)(l)               163,595         156,285
     3.625% due 01/15/2008 (h)(l)               387,579         375,225
     3.625% due 01/15/2008 (h)                   21,750          21,057
     3.875% due 01/15/2009 (h)(l)               246,569         242,794
     3.625% due 04/15/2028 (h)                  103,685          95,973
     3.875% due 04/15/2029 (h)(l)                   456             441
U.S. Treasury Bonds
    12.375% due 05/15/2004                        1,000           1,254
    10.375% due 11/15/2012 (l)                   11,430          14,345
    12.000% due 08/15/2013                        6,000           8,291
    13.250% due 05/15/2014                       16,500          24,652
     8.875% due 08/15/2017 (l)                       65              81
     8.125% due 08/15/2019                       10,515          12,454
U.S. Treasury Notes
     7.875% due 11/15/1999                          500             502
     5.500% due 02/29/2000 (b)                  109,550         109,755
     7.500% due 11/15/2001                          600             622
     6.125% due 12/31/2001                        1,010           1,019
     6.375% due 08/15/2002                          160             163
     5.500% due 01/31/2003                          400             397
     5.875% due 05/15/2004                        1,000           1,055
     6.500% due 10/15/2006                        1,020           1,043
     4.750% due 05/15/2008                       36,100          35,062
                                                             ----------
Total U.S. Treasury Obligations                               1,912,392
(Cost $1,932,927)                                            ==========

MORTGAGE-BACKED SECURITIES 54.6%

Collateralized Mortgage Obligations 23.4%
ABN AMRO Mortgage Corp.
     6.500% due 06/25/2029                        7,093           6,505
American Southwest Financial
    12.250% due 11/01/2014                           40              41
    12.500% due 04/01/2015                          376             417
    12.000% due 05/01/2015                          703             722
    11.400% due 09/01/2015                          615             642
American Southwest Financial Securities Corp.
     7.400% due 11/17/2004                       41,000          41,555
     7.248% due 11/25/2038                       50,698          46,118
Bank of America Mortgage Securities
     6.250% due 08/25/2028                       25,000          22,422
     6.500% due 05/25/2029                       15,895          14,866
     7.250% due 10/25/2029                        9,648           8,603
Bankers Trust Co.
     8.625% due 04/01/2018                           58              58
Bear Stearns Mortgage Securities, Inc.
     7.000% due 09/20/2012                       34,576          33,506
     7.000% due 08/20/2018                       10,000           9,812
     5.938% due 10/25/2023 (d)                    3,718           3,810
    10.000% due 08/25/2024                        5,000           5,454
     7.000% due 03/25/2027                        7,000           6,724
     7.000% due 02/25/2028                       10,000           9,622
Cendant Mortgage Corp.
     6.499% due 11/18/2028 (d)                    5,578           4,715
     6.498% due 11/18/2028 (d)                   14,127          13,142
Centre
     6.715% due 02/01/2009                       31,213          29,667
Chase Mortgage Finance Corp.
     7.607% due 10/25/2009 (d)                    1,659           1,107
     8.250% due 10/25/2010                          783             780
     6.250% due 05/25/2014                       42,955          40,506
     7.000% due 07/25/2024                        4,411           4,418
     7.000% due 08/25/2024                        3,232           3,181
     6.750% due 03/25/2025                        8,197           7,116
     6.204% due 04/25/2025 (d)                   23,781          21,886
     6.550% due 08/25/2028                        3,000           2,941
     6.350% due 07/25/2029                       74,414          73,504
Citicorp Mortgage Securities, Inc.
     9.500% due 09/25/2019                          231             230
     6.633% due 10/25/2022 (d)                   12,223          12,304
     6.250% due 04/25/2024                       11,796          10,187
     7.250% due 10/25/2027                       20,462          19,694
     5.900% due 05/25/2029                       26,490          26,302
CMC Securities Corp.
     6.423% due 09/25/2023 (d)                    5,309           5,339
     7.117% due 04/25/2025 (d)                      201             202
     7.250% due 11/25/2027                        9,402           9,217

66 See accompanying notes

                                       Principal
                                          Amount         Value
                                          (000s)        (000s)
==============================================================
Collateralized Mortgage Obligation Trust
    10.200% due 02/01/2016              $    400      $    409
     8.000% due 09/20/2021                 8,061         8,142
Collateralized Mortgage Securities Corp.
    11.450% due 09/01/2015                    29            30
    11.450% due 11/01/2015 (d)               162           163
     8.750% due 04/20/2019                   575           594
Comm
     6.145% due 02/15/2008                 4,832         4,734
Countrywide Home Loans
     6.500% due 07/25/2013                 5,676         5,266
     6.250% due 08/25/2014                35,885        33,806
     7.305% due 07/25/2024 (d)             5,120         5,194
     6.750% due 11/25/2025                25,567        23,558
     7.500% due 06/25/2027                12,300        12,304
     7.250% due 12/25/2027                 6,224         5,959
     7.250% due 02/25/2028                57,846        55,654
     6.750% due 06/25/2028                15,103        13,632
     6.750% due 08/25/2028                15,564        15,499
     6.500% due 03/25/2029                16,744        15,395
     6.050% due 04/25/2029                56,000        53,479
Crusade Global Trust
     5.844% due 02/15/2030 (d)           100,000       100,000
DLJ Mortgage Acceptance Corp.
     4.224% due 05/25/2024 (d)               146           152
     6.850% due 12/17/2027                 6,605         6,607
     6.750% due 06/19/2028               122,753       119,510
Donaldson, Lufkin & Jenrette
     7.413% due 08/01/2021 (d)(j)          4,903         4,974
     7.225% due 12/25/2022 (d)             2,214         2,275
     6.993% due 03/25/2024 (d)               632           656
Drexel Mortgage Funding
     9.500% due 11/20/2017                   839           842
     8.600% due 03/01/2018                   251           252
FBS Mortgage Corp.
     7.092% due 11/25/2024                   692           694
Federal Home Loan Mortgage Corp.
     5.125% due 02/26/2002                 1,260         1,233
     6.750% due 10/15/2003                18,348        18,440
     7.000% due 10/15/2003                 4,499         4,545
     7.500% due 11/01/2003                 5,853         5,899
     6.000% due 06/15/2005                 6,209         6,215
     6.500% due 07/25/2005                 5,463         5,446
     6.500% due 07/15/2006                 1,075         1,071
     6.500% due 08/15/2006                   710           712
     7.200% due 11/01/2006                74,000        73,607
     5.500% due 10/15/2007                 6,969         6,858
     6.500% due 05/15/2008                 1,000           996
     5.675% due 06/15/2008 (d)               185           165
     6.000% due 11/15/2008                   225           218
     6.200% due 12/15/2008                 4,218         3,899
     6.000% due 03/15/2009                   265           259
     7.550% due 03/15/2012                   180           181
     8.500% due 08/15/2013                 2,000         2,079
     8.500% due 09/15/2013                 5,941         6,153
     6.000% due 11/15/2014                   400           360
     5.400% due 05/25/2016                35,096        34,989
     7.000% due 11/15/2016                 6,130         6,156
     6.250% due 10/15/2017                21,354        21,328
     5.900% due 03/15/2018                 7,398         7,373
     6.350% due 03/25/2018                   200           199
     5.250% due 05/15/2018                   471           468
     6.500% due 12/15/2018                   920           920
     6.400% due 02/15/2019                20,000        19,988
     6.500% due 05/15/2019                   391           391
     6.250% due 07/15/2019                37,090        37,041
     5.000% due 08/15/2019                   152           150
     7.500% due 01/15/2020                 5,666         5,704
     5.250% due 07/15/2020                   460           454
     5.500% due 10/15/2020                    91            90
     9.500% due 11/15/2020                 4,937         5,132
     8.750% due 12/15/2020                 1,265         1,298
     6.000% due 12/15/2020                   320           311
     9.000% due 12/15/2020                 3,207         3,327
     6.250% due 01/15/2021                   200           196
     8.000% due 04/15/2021                   106           109
     6.500% due 05/15/2021                   134           133
     6.500% due 05/17/2021                    81            79
     8.500% due 06/15/2021                29,166        30,121
     9.500% due 07/15/2021                 2,320         2,380
     6.950% due 07/15/2021                   652           650
     9.000% due 07/15/2021                 2,125         2,234
     8.000% due 07/15/2021                10,869        11,046
     6.950% due 08/15/2021                   185           184
     8.000% due 08/15/2021                23,472        23,987
     6.200% due 08/15/2021                 1,500         1,496
     7.000% due 09/15/2021                   340           340
     8.000% due 09/15/2021                     3             3
     6.500% due 09/15/2021                30,233        30,042
     7.000% due 10/15/2021                    15            15
     8.000% due 12/15/2021                16,995        17,423
     6.850% due 01/15/2022                   700           697
     8.250% due 06/15/2022                 5,000         5,177
     7.000% due 07/15/2022                 8,788         8,538
     8.500% due 10/15/2022                 8,638         8,909
     7.500% due 01/15/2023                16,359        16,138
     7.500% due 07/15/2023                   395           401
     7.250% due 07/15/2023                     4             4
     7.000% due 07/15/2023                   252           236
     6.500% due 07/15/2023                   287           279
     6.500% due 08/15/2023               183,199       181,369
     7.500% due 01/20/2024                   163           164
     5.000% due 02/15/2024                   116            99
     6.500% due 02/15/2024                    23            23
     6.250% due 05/15/2024                12,485        11,165
     7.250% due 08/15/2024                   190           191
     8.000% due 09/15/2024                16,250        16,909
     7.000% due 11/17/2025                    40            40
     6.500% due 03/15/2026                   110           104
     6.945% due 10/01/2026 (d)             3,542         3,629
     6.000% due 11/15/2026                   550           509
     7.500% due 01/15/2027                23,368        23,102
     7.500% due 03/17/2027                20,000        19,631
     7.500% due 06/20/2027                18,159        17,300
     6.500% due 08/15/2027                14,660        12,299
     6.500% due 10/15/2027                32,300        29,759
     6.000% due 11/15/2027                   665           607
     6.500% due 01/25/2028                 8,691         7,863
     7.000% due 02/15/2028                 1,675         1,594
     6.500% due 04/15/2028               156,507       144,558
     6.500% due 05/15/2028                48,000        45,555
     6.500% due 06/15/2028                55,064        49,034
     6.500% due 06/20/2028                21,923        19,067
     6.500% due 07/15/2028                28,266        23,706
     6.500% due 08/15/2028               258,710       219,839
     7.000% due 11/15/2028                 9,000         8,489
     6.500% due 12/15/2028                 6,614         5,464
     6.000% due 12/15/2028                22,454        18,606
     6.500% due 01/15/2029                10,411         9,668
     6.000% due 02/15/2029                 3,648         2,680
     6.500% due 03/15/2029                25,088        22,274
     0.000% due 06/15/2029                74,088        46,575
     8.000% due 07/15/2029                 1,250         1,237
     5.940% due 08/15/2032 (d)            31,187        31,753
Federal National Mortgage Assn.
     9.100% due 02/25/2002                 1,828         1,848
     7.500% due 05/25/2005                 6,700         6,833
     7.500% due 02/25/2006                   375           380
     6.500% due 05/01/2006                   217           216
     6.500% due 07/25/2006                    75            75
     8.000% due 11/25/2006                    30            31
     6.500% due 05/25/2007                 9,362         9,330
     6.000% due 07/25/2007                   300           297
     9.028% due 08/25/2007 (d)                12            12
     6.270% due 09/25/2007                 3,000         2,907
     7.000% due 10/25/2007                   200           201
     6.500% due 05/25/2008                   500           499
    10.500% due 08/25/2008                 7,146         7,723
     7.452% due 09/25/2008 (d)             1,606         1,466
     6.750% due 11/25/2010                 1,300         1,303

                                                      See accompanying notes  67

Total Return Fund
September 30, 1999 (Unaudited)            Principal
                                             Amount                 Value
                                             (000s)                (000s)
--------------------------------------------------------------------------
 7.000% due 01/25/2011                    $     302             $     303
 6.000% due 03/18/2015                       18,505                18,412
 8.000% due 12/25/2016                          223                   226
 9.670% due 01/25/2017                            5                     5
 9.300% due 05/25/2018                          830                   867
 5.894% due 06/25/2018 (d)                        4                     4
 9.500% due 06/25/2018                          477                   503
 5.500% due 07/25/2018                           54                    54
 9.500% due 11/25/2018                       11,294                11,633
 6.000% due 12/25/2018                            8                     8
 6.000% due 02/25/2019                        5,000                 4,978
 6.500% due 03/25/2019                          885                   874
 9.500% due 06/25/2019                        1,698                 1,785
 5.650% due 07/25/2019                        2,560                 2,547
 9.300% due 08/25/2019                           93                    98
 6.350% due 08/25/2019                          346                   345
 8.000% due 10/25/2019                        3,135                 3,160
 9.000% due 12/25/2019                        7,379                 7,656
 7.500% due 12/25/2019                           92                    92
 6.500% due 03/25/2020                        1,108                 1,107
 7.500% due 05/25/2020                        4,161                 4,210
 6.750% due 06/25/2020                        1,329                 1,331
 6.000% due 06/25/2020                          269                   269
 5.000% due 09/25/2020                          200                   188
 7.000% due 09/25/2020                       19,398                19,485
 9.000% due 09/25/2020                        4,445                 4,619
 8.000% due 12/25/2020                       24,277                24,892
 8.750% due 01/25/2021                        3,922                 4,036
 9.000% due 01/25/2021                        6,909                 7,168
 5.750% due 02/18/2021                          100                    95
 9.000% due 03/25/2021                          598                   619
 7.500% due 03/25/2021                        9,766                 9,808
 7.000% due 05/25/2021                          300                   297
 6.500% due 06/25/2021                        5,531                 5,343
 7.500% due 06/25/2021                           99                   100
 8.000% due 07/25/2021                       18,472                18,691
 8.500% due 09/25/2021                        6,560                 6,730
 7.000% due 10/25/2021                        8,688                 8,565
 8.000% due 10/25/2021                       22,645                23,213
 7.000% due 11/25/2021                       24,015                23,976
 6.000% due 12/25/2021                           58                    57
 8.000% due 01/25/2022                       21,700                22,192
 8.000% due 03/25/2022                          132                   133
 7.000% due 04/25/2022                       17,091                16,632
10.000% due 05/01/2022                          175                   190
 7.000% due 06/25/2022                        1,585                 1,562
 8.000% due 06/25/2022                        3,565                 3,702
 7.000% due 07/25/2022                        6,991                 6,918
 8.000% due 07/25/2022                       56,488                57,621
 7.800% due 10/25/2022                        4,143                 4,149
 6.500% due 10/25/2022                        3,794                 3,469
 6.500% due 12/25/2022                          251                   248
 3.663% due 02/25/2023 (d)                   15,771                   927
 7.000% due 03/25/2023                       27,100                26,100
 6.500% due 05/18/2023                        9,107                 9,053
 6.900% due 05/25/2023                          148                   138
 7.000% due 06/25/2023                        4,641                 4,323
 5.333% due 07/25/2023 (d)                      146                   130
 6.000% due 08/25/2023                       13,179                11,399
 6.500% due 08/25/2023                           49                    47
 1.000% due 09/25/2023                          350                   317
 6.750% due 09/25/2023                        3,713                 3,439
 6.750% due 10/25/2023                          558                   492
 7.500% due 10/25/2023                           67                    67
 6.500% due 11/25/2023                          103                   100
 6.500% due 12/25/2023                        1,089                   961
 7.100% due 12/25/2023                        6,769                 6,446
 6.500% due 01/25/2024                        2,490                 2,131
 7.250% due 02/25/2024                           43                    43
 6.500% due 02/25/2024                        5,150                 4,818
 7.500% due 06/20/2024                          120                   121
 7.000% due 02/18/2025                          140                   140
 6.600% due 05/18/2025                          219                   209
 7.500% due 11/17/2025                          289                   295
 7.500% due 12/25/2025                          360                   358
 7.000% due 02/15/2026                          180                   179
 7.000% due 07/18/2026                          450                   434
 6.500% due 09/18/2026                          120                   112
 7.000% due 12/18/2026                       15,122                13,950
 6.000% due 12/25/2026                          170                   156
 6.000% due 03/25/2027                          320                   294
 6.000% due 05/17/2027                        5,470                 4,709
 7.000% due 07/18/2027                          460                   449
 6.500% due 03/01/2028                          559                   537
 6.500% due 06/25/2028                        3,400                 3,112
 6.500% due 07/18/2028                       67,412                61,808
 9.092% due 09/25/2028                       27,550                29,005
 6.000% due 04/25/2029                       10,181                 7,780
 6.300% due 10/17/2038                       14,453                12,050
 First Commonwealth Savings & Loan
10.375% due 04/01/2005                           18                    19
 First Nationwide Trust
 6.750% due 07/25/2029                       15,821                15,746
 6.500% due 10/19/2029                       61,642                59,176
 First Union Residential
Securitization, Inc.
     6.750% due 08/25/2028                    9,048                 8,151
General Electric Capital Mortgage
 Services, Inc.
     6.750% due 12/25/2012                    3,285                 3,275
     6.500% due 09/25/2023                    1,175                 1,030
     6.500% due 12/25/2023                    8,631                 7,568
     6.500% due 01/25/2024                    3,895                 3,398
     6.500% due 02/25/2024                        5                     5
     6.500% due 03/25/2024                   57,897                52,782
     6.500% due 04/25/2024                   62,140                51,311
     7.500% due 07/25/2027                   10,278                10,131
     7.000% due 11/25/2027                   37,500                36,098
     6.650% due 05/25/2028                    8,566                 8,538
     6.750% due 05/25/2028                   23,934                22,179
     6.750% due 06/25/2028                    1,554                 1,551
     6.550% due 06/25/2028                   23,450                22,605
     6.500% due 12/25/2028                   19,500                17,954
     5.950% due 07/25/2029                   24,794                24,445
     6.000% due 07/25/2029                   18,307                17,950
     6.250% due 07/25/2029                  132,674               128,696
     6.500% due 07/25/2029                   95,240                87,290
     7.000% due 09/25/2029                    3,126                 2,777
     7.250% due 08/25/2029                    8,000                 7,642
General Motors Acceptance Corp.
     6.150% due 11/15/2007                   12,286                11,911
     6.700% due 03/15/2008                   16,155                15,675
     6.974% due 07/15/2032                   30,000                30,078
     6.570% due 09/15/2033                   19,727                19,441
Goldman Sachs Mortgage Corp.
     6.000% due 12/31/2007 (j)                9,948                 9,416
     8.000% due 09/20/2027                   40,872                40,846
Government National Mortgage Assn.
     6.250% due 06/20/2022                   59,840                59,615
     7.250% due 12/16/2023                    9,829                 9,930
     7.000% due 01/15/2024                      471                   464
     8.000% due 05/16/2024                      115                   116
     7.000% due 03/20/2026                      320                   311
     7.000% due 08/20/2026                      137                   134
     7.500% due 02/16/2027                       38                    37
     7.500% due 07/16/2027                   27,763                27,799
     6.500% due 06/20/2028                   10,670                 9,114
     6.500% due 07/20/2028                   36,671                30,562
     6.500% due 09/20/2028                   26,674                22,471
     6.500% due 01/20/2029                   26,104                21,731
     6.500% due 03/20/2029                   16,259                14,965
     6.000% due 05/20/2029                   10,202                 8,307
Greenwich
     6.685% due 04/25/2022 (d)                  806                   816
     6.514% due 07/25/2022 (d)                2,600                 2,629
     6.657% due 10/25/2022 (d)                  108                   109
     6.719% due 04/25/2023 (d)                1,480                 1,485
     7.168% due 04/25/2024 (d)                1,830                 1,846
     7.528% due 06/25/2024 (d)                1,828                 1,863
     8.064% due 08/25/2024 (d)                2,703                 2,772
     8.145% due 11/25/2024 (d)                  741                   752

 68 See accompanying notes

                                                    Principal
                                                      Amount    Value
                                                       (000s)   (000s)

================================================================================
GS Mortgage Securities Corp.
   6.060% due 10/18/2030                            $ 33,872 $ 32,893
Headlands Mortgage Securities, Inc.
  7.250% due 11/25/2012                                2,693    2,702
  7.160% due 12/25/2012                                  924      927
  7.250% due 11/25/2027                                5,000    4,948
  6.650% due 02/25/2029                              161,687  153,429
ICI Funding Corp. Secured Assets Corp.
  7.250% due 09/25/2027                               18,068   17,820
  7.750% due 03/25/2028                                1,896    1,894
Imperial CMBI Trust
  5.695% due 09/25/2026 (d)                            8,909    8,956
  7.250% due 11/25/2029                                  161      159
  6.650% due 11/25/2029                                1,338    1,330
Independent National Mortgage Corp.
  6.650% due 10/25/2024                                2,723    2,625
  7.237% due 11/25/2024 (d)                            2,521    2,586
  8.750% due 12/25/2024                                   30       31
  7.650% due 01/25/2025 (d)                              205      209
  8.000% due 06/25/2025                                   41       41
  6.850% due 07/25/2025 (d)                           11,118   11,335
  7.164% due 07/25/2025 (d)                            5,985    6,108
  7.500% due 09/25/2025                                1,692    1,702
International Mortgage Acceptance Corp.
 12.250% due 03/01/2014                                  337      377
J.P. Morgan Commercial Mortgage Finance Corp.
  9.000% due 10/20/2020                               12,180   12,286
  8.218% due 04/25/2028                                1,615    1,579
  6.533% due 01/15/2030                               20,000   19,478
  7.325% due 07/15/2031                               55,799   56,516
Kidder Peabody Acceptance Corp.
  7.440% due 09/25/2024 (d)                           13,304   13,265
LB Mortgage Trust
  8.396% due 01/20/2017                               12,725   13,256
Marine Midland
  8.000% due 10/25/2023                                   11       11
Mellon Residential Funding Corp.
  6.350% due 06/25/2028                               22,000   21,529
  6.110% due 01/25/2029                               23,900   22,584
  6.570% due 07/25/2029                               44,000   43,849
  6.580% due 07/25/2029                               55,500   55,223
Merrill Lynch Mortgage
  7.263% due 06/15/2021 (d)                            5,902    5,891
  7.113% due 06/15/2021                                2,967    2,949
  7.523% due 06/15/2021 (d)                            5,537    5,490
  6.950% due 06/18/2029                               37,775   38,008
Midland Realty Acceptance Corp.
  7.020% due 01/25/2029                               26,247   26,215
Morgan Stanley Capital
  6.860% due 05/15/2006                                2,534    2,540
  6.190% due 01/15/2007                               27,044   26,307
  6.160% due 04/03/2009                               14,571   14,096
  6.590% due 10/03/2030                                5,906    5,841
Mortgage Capital Funding, Inc.
  7.800% due 04/15/2006                                  500      513
  7.008% due 09/20/2006                               15,545   15,278
Mortgage Capital Trust V
  8.875% due 04/01/2018                                  102      101
Nacional Financier
 22.000% due 05/20/2002 (d)                          300,000   30,933
NationsBanc Montgomery Funding Corp.
  6.500% due 07/25/2028                                9,000    8,274
  6.250% due 10/25/2028                                2,000    1,799
Nationslink Funding Corp.
  5.805% due 02/10/2001                               33,086   33,086
  6.096% due 12/10/2001                                9,000    8,951
  6.333% due 10/22/2004                                7,780    7,738
  5.638% due 04/10/2007 (d)                            9,337    9,337
Nomura Asset Securities Corp.
  6.882% due 05/25/2024 (d)                            3,799    3,900
  7.000% due 10/29/2029 (d)                           15,000   14,128
Norwest Asset Securities Corp.
  6.750% due 12/25/2012                               19,758   19,502
  6.250% due 11/25/2013                               41,806   40,395
 12.250% due 04/01/2014                                   54       53
  6.750% due 09/25/2027                                3,970    3,894
  6.350% due 04/25/2028                                2,500    2,494
  6.750% due 10/25/2028                                7,427    7,071
  6.500% due 12/25/2028                               20,000   18,397
  6.500% due 02/25/2029                               55,000   50,651
  6.200% due 04/25/2029                               77,385   74,821
  5.950% due 04/25/2029                              121,792  116,822
  6.000% due 04/25/2029                               19,713   19,316
  5.950% due 04/25/2029                               17,152   16,926
  6.500% due 04/25/2029                               12,200   11,204
  6.300% due 04/25/2029                               10,384    9,962
  6.500% due 06/25/2029                               41,178   37,747
PaineWebber Mortgage
  6.000% due 04/25/2009                               11,951   11,392
PNC Mortgage Securities Corp.
  6.750% due 06/25/2016                               12,259   12,154
  7.000% due 10/25/2027                               36,434   35,208
  6.500% due 02/25/2028                                2,437    2,432
  7.000% due 02/25/2028                               25,911   24,957
  7.000% due 05/25/2028                                7,784    7,767
  6.750% due 07/25/2028                                3,527    3,320
  6.550% due 07/25/2028                               24,500   24,301
  6.750% due 09/25/2028                                4,000    3,762
  6.200% due 06/25/2029                               34,900   34,144
  6.500% due 06/25/2029                               41,211   37,804
Prudential Bache
  5.740% due 09/01/2018 (d)                              265      261
  8.400% due 03/20/2021                                2,567    2,640
Prudential Home Mortgage Securities
  7.000% due 01/25/2008                               23,860   23,592
  6.400% due 04/25/2009                                1,748    1,744
  6.950% due 11/25/2022                                  222      205
  7.000% due 07/25/2023                               13,903   13,833
  6.750% due 10/25/2023                                8,935    7,390
  7.970% due 11/25/2023 (d)                            2,048    2,040
  5.900% due 12/25/2023                                8,696    8,639
  6.050% due 04/25/2024                                4,634    4,604
  6.800% due 05/25/2024                               10,193    9,052
  6.000% due 05/25/2024                                    9        9
  6.450% due 11/25/2025                                5,264    4,628
  3.914% due 12/25/2025 (d)                              383      370
Prudential Securities Secured Financing Corp.
  6.074% due 01/15/2008                               14,579   14,085
  6.955% due 06/15/2008                               14,791   14,822
PSB Financial Corp.
 11.050% due 12/01/2015                                  553      590
Residential Accredit Loans, Inc.
  6.250% due 03/25/2014                               28,370   27,430
  7.250% due 06/25/2027                                2,100    2,072
  7.500% due 08/25/2027                               15,000   14,937
  7.000% due 02/25/2028                               41,115   39,626
Residential Asset Securities Corp.
  7.000% due 03/25/2027                                   34       34
Residential Asset Securitization Trust
  7.375% due 03/25/2027                                5,142    5,043
  7.000% due 10/25/2027                               19,745   18,940
  6.750% due 06/25/2028                               22,074   22,083
  6.500% due 12/25/2028                                1,250    1,132
Residential Funding Mortgage Securities, Inc.
  7.000% due 08/25/2008                                8,379    8,408
  6.250% due 10/25/2008                                   36       36
  7.500% due 09/25/2011                               19,855   20,030
  6.500% due 12/25/2012                               18,586   17,905
  6.500% due 01/25/2013                              144,948  141,709
  7.750% due 09/25/2022                                  558      562
  8.000% due 01/25/2023                                3,452    3,504
  7.500% due 09/25/2025                               18,020   18,149
  7.500% due 12/25/2025                                  959      960
  7.750% due 11/25/2026                                9,000    9,110
  7.500% due 06/25/2027                               51,535   51,277
  7.500% due 07/25/2027                               25,265   25,298
  7.250% due 10/25/2027                               44,000   43,033
  7.000% due 11/25/2027                                7,000    6,619
  6.750% due 02/25/2028                               15,201   14,922
  6.750% due 05/25/2028                               60,741   56,674


                                                       See accompanying notes 69

Total Return Fund
September 30, 1999 (Unaudited)                     Principal
                                                     Amount       Value
                                                     (000s)      (000s)
================================================================================
   6.750% due 06/25/2028                             $ 14,950   $ 14,888
   6.750% due 09/25/2028                               61,993     58,226
   6.500% due 10/25/2028                               52,000     47,842
   6.250% due 11/25/2028                                3,000      2,704
   6.500% due 01/25/2029                               52,231     48,009
   6.200% due 05/25/2029                              107,102    106,255
   6.500% due 06/25/2029                                8,343      6,405
   6.750% due 07/25/2029                               22,600     21,152
Resolution Trust Corp.
   6.278% due 09/25/2020 (d)                           12,262      4,537
   6.869% due 09/25/2020 (d)                            1,915      1,598
   8.441% due 06/25/2021 (d)                              284        284
   8.684% due 08/25/2021 (d)                              503        502
   8.694% due 08/25/2021                                8,000      7,991
   6.610% due 09/25/2021 (d)                               99         99
   8.625% due 10/25/2021                                  171        170
   8.136% due 10/25/2021 (d)                              176        175
   5.623% due 10/25/2021 (d)                              148        146
   8.625% due 05/25/2022 (d)                            1,746      1,745
   7.375% due 08/25/2023 (d)                            2,000      2,003
   8.835% due 12/25/2023                                2,050      2,066
   9.450% due 05/25/2024                               16,688     16,632
   7.100% due 12/25/2024                                1,500      1,458
   6.941% due 07/25/2028 (d)                           14,001     13,977
   6.780% due 10/25/2028 (d)                            6,994      7,029
   6.580% due 10/25/2028 (d)                           17,005     17,396
   6.877% due 05/25/2029 (d)                            3,136      3,195
   7.268% due 05/25/2029 (d)                            3,573      3,565
RMF Commercial Mortgage Securities, Inc.
   6.715% due 01/15/2019                                  235        229
Rural Housing Trust
   3.330% due 10/01/2028                                   43         40
Ryan Mortgage Acceptance Corp.
   9.450% due 10/01/2016                                  101        106
Ryland Acceptance Corp.
  11.500% due 12/25/2016                                  108        108
   8.200% due 09/25/2022                                   41         42
  14.000% due 11/25/2031                                1,019      1,096
Ryland Mortgage Securities Corp.
   7.200% due 08/25/2022 (d)                            2,171      2,201
   6.562% due 08/25/2029 (d)                            3,596      3,697
   6.556% due 10/25/2031 (d)                            6,216      6,256
Salomon Brothers Mortgage Securities
   6.852% due 11/25/2022 (d)                              775        790
   7.669% due 07/01/2024 (d)                            5,873      5,991
   5.615% due 06/25/2027 (d)                              728        729
   5.719% due 04/25/2029 (d)                            8,799      8,781
   5.723% due 04/25/2029 (d)                           33,398     33,388
Santa Barbara Savings
   9.500% due 11/20/2018                                2,599      2,598
Saxon Mortgage
   7.181% due 08/25/2023 (d)                           17,635     18,104
   6.500% due 02/25/2024                                2,501      2,479
   7.622% due 09/25/2024 (d)                            6,732      6,972
Securitized Asset Sales, Inc.
   6.975% due 10/25/2023 (d)                            1,996      2,052
   6.966% due 12/26/2023 (d)                            1,534      1,526
   7.410% due 09/25/2024 (d)                            9,900     10,000
Security Pacific National Bank
   5.968% due 03/01/2018 (d)                               95         95
Small Business Investment Co.
   7.540% due 08/10/2009                               88,000     87,560
Southern Pacific Secured Assets Corp.
   5.509% due 06/25/2028 (d)                           57,961     57,643
Starwood Commercial Mortgage
   6.600% due 02/03/2009                               12,535     12,413
Structured Asset Mortgage Investments, Inc.
   6.125% due 11/25/2013                               16,748     16,076
   6.906% due 06/25/2028 (d)                           41,996     42,009
   6.250% due 11/25/2028                                9,878      8,925
   6.750% due 01/25/2029                                3,000      2,815
   6.300% due 05/25/2029                               20,829     20,405
   6.584% due 06/25/2029 (d)                           32,422     31,591
   7.250% due 07/25/2029                               32,686     32,608
TMA Mortgage Funding Trust
   5.719% due 01/25/2029                             $ 41,726   $ 41,726
Union Planters Mortgage Finance Corp.
   6.800% due 01/25/2028                               15,000     14,701
   6.750% due 01/25/2028                                4,000      3,856
Vendee Mortgage Trust
   7.000% due 02/15/2000                                1,127      1,127
   7.750% due 03/15/2016                                  600        605
   7.500% due 08/15/2017                                  370        374
   7.750% due 05/15/2018                                  550        559
   6.500% due 05/15/2020                               26,946     25,187
Western Federal Savings & Loan
   6.430% due 06/25/2021 (d)                            4,413      4,442
                                                               ---------
                                                               6,874,323
                                                               =========
Federal Home Loan Mortgage Corporation 10.2%
   5.125% due 10/15/2008                                  160        144
   5.500% due 04/01/2001-10/14/2029 (g)               269,387    242,341
   5.750% due 08/15/2020                                  300        295
   6.000% due 12/01/2000-10/14/2028 (g)             2,237,782  2,105,558
   6.055% due 12/01/2026 (d)                            6,915      6,816
   6.125% due 04/01/2017-06/01/2017 (d)(g)                 60         60
   6.500% due 07/01/2001-10/14/2029 (g)               369,874    350,555
   6.543% due 11/01/2026 (d)                            9,478      9,518
   6.625% due 01/01/2019 (d)                               10         10
   6.732% due 11/01/2028 (d)                           29,366     29,316
   6.750% due 01/17/2025                               12,519     12,468
   6.775% due 11/01/2003                                   69         69
   6.781% due 07/01/2022 (d)                            1,219      1,248
   6.849% due 07/01/2023 (d)                              641        654
   6.856% due 05/01/2023 (d)                            1,968      1,991
   6.873% due 07/01/2025 (d)                            8,301      8,369
   6.883% due 09/01/2023 (d)                           12,200     12,502
   6.919% due 07/01/2023 (d)                            2,262      2,324
   6.930% due 05/01/2023 (d)                            1,246      1,276
   6.931% due 09/01/2023 (d)                            1,692      1,718
   6.934% due 08/01/2023 (d)                            6,243      6,339
   6.942% due 07/01/2024 (d)                            2,184      2,236
   6.948% due 08/01/2023 (d)                            1,182      1,203
   6.978% due 01/01/2024 (d)                              555        572
   6.984% due 08/01/2024 (d)                              375        383
   7.000% due 01/01/2000-07/01/2028 (g)                16,809     16,873
   7.013% due 01/01/2024 (d)                              553        566
   7.036% due 04/01/2023 (d)                              583        590
   7.059% due 08/01/2023 (d)                              550        569
   7.075% due 05/01/2027 (d)                            1,260      1,286
   7.095% due 11/01/2023 (d)                              419        430
   7.102% due 06/01/2024 (d)                            1,258      1,293
   7.125% due 09/01/2023 (d)                            2,693      2,772
   7.129% due 08/01/2023 (d)                               11         11
   7.157% due 10/01/2023 (d)                              511        528
   7.198% due 10/01/2023 (d)                            1,726      1,771
   7.208% due 10/01/2023 (d)                            1,217      1,258
   7.210% due 10/25/2023 (d)                           18,319     19,200
   7.230% due 11/01/2023 (d)                              434        438
   7.241% due 04/01/2029 (d)                            1,626      1,677
   7.270% due 04/01/2024 (d)                            8,222      8,453
   7.282% due 09/01/2027 (d)                            3,185      3,284
   7.333% due 11/01/2023 (d)                              349        353
   7.500% due 09/01/2003-10/14/2029 (g)                59,502     59,867
   7.533% due 09/01/2023 (d)                            1,717      1,738
   7.550% due 10/01/2023 (d)                            1,845      1,868
   7.555% due 10/01/2023 (d)                            1,137      1,151
   7.750% due 04/01/2007                                   30         30
   8.000% due 10/01/2007-10/01/2027 (g)                 4,650      4,779
   8.250% due 08/01/2007-12/01/2009 (g)                   224        230
   8.500% due 09/01/2001-01/01/2028 (g)                28,637     29,720
   8.750% due 02/01/2001-12/01/2010 (g)                   184        190
   8.900% due 11/15/2020                               15,239     15,694
   9.000% due 01/01/2002-09/15/2020 (g)                   737        767
   9.250% due 06/01/2009-11/01/2013 (g)                   117        121
   9.500% due 08/01/2001-06/01/2021 (g)                 1,691      1,787
   9.750% due 11/01/2004-05/01/2009 (g)                    51         54
  10.000% due 06/01/2004-11/15/2019 (g)                   860        895
  10.250% due 03/15/2009-05/01/2009 (g)                 1,361      1,470
  11.000% due 09/01/2000-07/01/2019 (g)                   724        784

70 See accompanying notes

                                                   Principal
                                                      Amount    Value
                                                      (000s)    (000s)
=======================================================================
  11.250% due 10/01/2009-09/01/2015 (g)             $    138   $    150
  11.500% due 03/01/2000-05/01/2000 (g)                    3          3
  12.500% due 12/01/2012                                  21         23
  13.250% due 10/01/2013                                  81         93
  14.000% due 04/01/2016                                  24         28
  15.500% due 08/01/2011-11/01/2011 (g)                   16         18
  16.250% due 05/01/2011                                   3          3
                                                              ---------
                                                              2,980,780
                                                              ---------
Federal Housing Administration 1.6%
   6.500% due 02/15/2001-03/01/2040 (g)(j)            14,652     14,555
   6.630% due 05/28/2039-07/01/2040 (g)                3,091      3,043
   6.687% due 07/25/2040                               1,491      1,492
   6.750% due 02/01/2022-05/28/2039 (g)               11,619     11,692
   6.755% due 06/25/2039                              16,213     15,560
   6.770% due 05/28/2039                              19,300     19,451
   6.780% due 05/28/2039                               6,162      6,172
   6.790% due 05/01/2039                              10,920     10,489
   6.830% due 12/01/2039-08/01/2041 (g)               19,216     19,062
   6.875% due 11/01/2015                               3,153      3,134
   6.880% due 02/01/2041                              11,520     11,592
   6.896% due 07/01/2020                              24,706     24,682
   6.900% due 12/01/2040                               3,469      3,494
   6.930% due 01/01/2036                              21,741     21,215
   7.000% due 11/15/2040                               3,645      3,736
   7.050% due 05/28/2039-03/25/2040 (g)                4,517      4,431
   7.125% due 03/01/2034                               4,444      4,489
   7.211% due 12/01/2021                               2,792      2,831
   7.250% due 12/01/2021-04/30/2039 (g)               20,116     20,516
   7.310% due 07/30/2039                              23,566     23,785
   7.315% due 08/01/2019                              34,827     33,270
   7.317% due 05/01/2019                               4,915      4,931
   7.375% due 03/01/2019-01/01/2024 (g)               11,469     11,534
   7.400% due 02/01/2021                               2,403      2,429
   7.430% due 12/01/2016-05/01/2025 (g)               90,545     91,678
   7.450% due 04/01/2040                               7,616      7,561
   7.465% due 11/01/2019                              34,279     34,846
   7.500% due 03/01/2032-09/30/2039 (g)               20,131     20,119
   7.630% due 08/01/2041                               2,028      2,038
   7.650% due 11/01/2018-11/01/2040 (g)                7,560      7,640
   7.700% due 11/15/2039                               6,753      6,702
   7.750% due 11/15/2039                               7,033      7,025
   8.250% due 10/01/2039                               4,722      4,786
                                                               --------
                                                                459,980
                                                               ========
Federal National Mortgage Association 3.4%
   5.500% due 02/01/2014-10/14/2028 (g)              213,191    191,547
   5.650% due 04/25/2005                                  91         91
   5.654% due 09/01/2017 (d)                           4,708      4,557
   5.730% due 05/01/2018-03/01/2033 (d)(g)            17,840     17,453
   5.740% due 08/01/2029 (d)                           1,067      1,043
   5.745% due 09/01/2024 (d)                           2,832      2,778
   5.746% due 05/01/2036 (d)                           1,151      1,122
   5.748% due 10/01/2032 (d)                          16,800     16,433
   5.753% due 11/01/2035-05/01/2036 (d)(g)           107,077    104,560
   5.758% due 05/01/2036 (d)                          57,590     56,160
   6.000% due 05/01/2000-01/01/2029 (g)              126,696    120,378
   6.194% due 04/01/2027 (d)                             167        167
   6.200% due 04/25/2005                                 379        379
   6.250% due 07/25/2007                                 100        100
   6.375% due 10/25/2029                              53,570     52,448
   6.386% due 09/01/2022 (d)                           1,553      1,577
   6.390% due 05/25/2036                              17,144     13,765
   6.407% due 12/01/2023 (d)                           1,036      1,056
   6.485% due 09/01/2022 (d)                           1,549      1,563
   6.500% due 11/01/2003-03/01/2029 (g)               74,439     71,816
   6.573% due 04/01/2026 (d)                           1,419      1,447
   6.600% due 09/25/2018                               4,894      4,908
   6.629% due 01/01/2024 (d)                             473        489
   6.632% due 02/01/2026 (d)                             597        617
   6.637% due 12/01/2027 (d)                           9,611      9,777
   6.690% due 01/01/2024 (d)                             919        949
   6.691% due 08/01/2027 (d)                          50,516     51,155
   6.750% due 08/01/2003                                 380        384
   6.759% due 09/01/2024 (d)                           1,453      1,484
   6.770% due 09/01/2005                                 225        226
   6.793% due 07/01/2024 (d)                           5,562      5,677
   6.813% due 10/01/2027 (d)                           6,309      6,412
   6.832% due 03/01/2025 (d)                           3,816      3,913
   6.833% due 11/01/2025 (d)                           2,416      2,484
   6.835% due 07/01/2003                                  68         68
   6.904% due 01/01/2024 (d)                             230        238
   6.913% due 03/01/2026 (d)                           3,231      3,329
   6.950% due 11/01/2023-03/25/2026 (d)(g)               468        473
   6.977% due 11/01/2025 (d)                           4,612      4,726
   6.986% due 01/01/2026 (d)                           1,517      1,557
   6.989% due 11/01/2025 (d)                           1,637      1,672
   7.000% due 07/01/2001-07/01/2028 (g)              136,412    135,951
   7.070% due 01/01/2024 (d)                           2,175      2,240
   7.083% due 05/01/2026 (d)                             728        749
   7.096% due 05/01/2024 (d)                           2,609      2,732
   7.157% due 11/01/2023 (d)                           1,058      1,088
   7.195% due 09/01/2025 (d)                           2,405      2,460
   7.250% due 05/01/2002-01/01/2023 (g)               11,176     11,170
   7.276% due 12/01/2023 (d)                           1,412      1,452
   7.350% due 09/01/2027 (d)                           2,233      2,313
   7.500% due 08/01/2003-10/14/2029 (g)               61,101     61,562
   7.566% due 09/01/2023 (d)                           3,370      3,479
   7.577% due 10/01/2023 (d)                             413        421
   7.750% due 06/01/2009                                 190        195
   8.000% due 09/01/2001-12/01/2026 (g)                6,030      6,172
   8.250% due 10/01/2008-02/01/2017 (g)                  588        609
   8.500% due 07/01/2001-05/01/2027 (g)                3,027      3,141
   9.000% due 10/01/2004-04/01/2017 (g)                1,112      1,160
   9.250% due 10/01/2001                                   9          9
   9.500% due 12/01/2006-07/01/2022 (g)                   90         97
   9.750% due 11/01/2008                                  71         77
  10.000% due 09/01/2003-05/01/2022 (g)                  555        602
  10.500% due 12/01/2016-04/01/2022 (g)                  587        643
  10.750% due 03/01/2014                                  26         28
  12.000% due 05/01/2016                                  12         13
  13.000% due 09/01/2013                                  37         42
  13.250% due 09/01/2011                                  15         18
  14.500% due 11/01/2011-01/01/2013 (g)                   55         61
  14.750% due 08/01/2012-11/01/2012 (g)                  201        234
  15.000% due 10/15/2012                                 111        131
  15.500% due 10/01/2012-12/01/2012 (g)                   19         22
  15.750% due 12/01/2011-08/01/2012 (g)                  129        153
  16.000% due 09/01/2012                                 133        157
                                                              ---------
                                                              1,000,159
                                                              =========
Government National Mortgage Association 15.3%
   5.000% due 07/20/2028-08/20/2028 (d)(g)            23,546     23,304
   5.500% due 05/20/2028-06/20/2028 (d)(g)            32,532     32,216
   5.650% due 10/15/2012                                  12         11
   6.000% due 10/15/2008-10/21/2029 (d)(g)           555,341    521,513
   6.125% due 12/20/2020-12/20/2027 (d)(g)           416,315    421,953
   6.375% due 06/20/2021-06/20/2027 (d)(g)           593,637    602,320
   6.500% due 05/15/2001-10/15/2038 (g)            2,114,771  2,022,814
   6.625% due 12/15/2000-01/15/2040 (d)(g)           471,592    477,171
   6.750% due 07/15/2001-06/20/2028 (g)               23,349     20,812
   6.800% due 09/15/2001-10/15/2040 (g)                3,000      2,947
   6.820% due 09/15/2001                              10,931     11,095
   6.850% due 10/15/2040                               6,191      6,255
   6.875% due 04/20/2023 (d)                             454        461
   7.000% due 10/15/2001-11/22/2029 (g)              291,985    286,459
   7.125% due 08/20/2027 (d)                              51         51
   7.500% due 04/15/2007-10/21/2029 (g)               29,888     30,079
   8.000% due 05/15/2001-09/20/2026 (g)                2,409      2,478
   8.250% due 08/15/2004-05/15/2022 (g)                  519        546
   8.500% due 06/15/2001-01/20/2027 (g)                7,786      8,053
   8.750% due 03/15/2007-07/15/2007 (g)                  104        108
   9.000% due 06/15/2001-07/20/2022 (g)                4,891      5,150
   9.250% due 10/15/2001-12/20/2016 (g)                  272        284
   9.500% due 04/15/2001-08/15/2023 (g)                4,371      4,693
   9.750% due 09/15/2002-01/15/2021 (g)                  172        182
  10.000% due 04/15/2001-02/15/2025 (g)                3,622      3,953
  10.250% due 10/15/1999-02/20/2019 (g)                   28         31
  10.500% due 06/15/2004-04/20/2016 (g)                  230        246
  11.000% due 01/15/2001-03/15/2019 (g)                  124        137
  11.250% due 03/15/2001-12/20/2015 (g)                   38         43
  11.500% due 10/15/2010-05/15/2013 (g)                   10         12
  12.000% due 02/15/2000-01/15/2015 (g)                   65         74

                                                      See accompanying notes  71

Total Return Fund
September 30, 1999 (Unaudited)                    Principal
                                                     Amount      Value
                                                     (000s)      (000s)
  12.500% due 01/15/2011                             $    1   $      2
  13.000% due 12/15/2012-10/15/2014 (g)                  25         29
  13.250% due 10/20/2014                                 20         23
  13.500% due 11/15/2012-12/15/2012 (g)                   6          7
  15.000% due 02/15/2012-10/15/2012 (g)                 112        134
  16.000% due 01/15/2012-05/15/2012 (g)                  73         87
  17.000% due 11/15/2011-12/15/2011 (g)                  77         87
                                                             ---------
                                                             4,485,820
                                                             ---------
Other Mortgage-Backed Securities 0.6%
Aames Mortgage Trust
   7.275% due 05/15/2020                                  9          9
Allied Waste North America, Inc.
   8.188% due 07/30/2006 (d)                         27,045     26,910
   8.250% due 07/30/2007 (d)                          7,573      7,573
   8.438% due 07/30/2007 (d)                         20,554     20,479
Bank of America
   9.000% due 03/01/2008                                 48         48
Citibank, NA
   8.000% due 07/25/2018                                 56         57
DBL Mortgage Funding
   9.500% due 08/01/2019                                  8          8
Federal Home Loan Mortgage Corp.
  11.875% due 06/15/2013                                 45         48
First Interstate Bancorp
   9.125% due 01/01/2009 (j)                             11         11
General Electric Credit Corp.
   8.000% due 03/01/2002 (j)                             33         33
   7.250% due 07/25/2011                              4,807      4,821
German American Capital Corp.
   8.360% due 09/30/2002                              1,976      1,972
   6.581% due 07/01/2018 (d)                          8,665      8,506
Great Western Savings & Loan
   5.580% due 08/01/2017 (d)                            137        135
Guardian
   6.601% due 12/25/2018 (d)                             98         85
Home Savings of America
   8.464% due 08/01/2006                                 75         74
   5.464% due 05/25/2027 (d)                          2,560      2,489
   6.121% due 08/20/2029 (d)                          9,844      9,906
Imperial Savings & Loan
  10.000% due 09/01/2016                                122        127
   8.238% due 01/25/2017 (d)                             69         69
   8.828% due 07/25/2017 (d)                            279        278
LTC Commercial Corp.
   7.100% due 11/28/2012                              3,712      3,732
MDC Mortgage Funding
   8.031% due 01/25/2025 (d)                            208        212
Merrill Lynch Mortgage
   7.883% due 06/15/2021 (d)                          1,229      1,220
Mid-State Trust
   8.330% due 04/01/2030                             68,694     70,663
Morgan Stanley Mortgage
   8.150% due 07/20/2021                                  7          7
Resolution Trust Corp.
   6.800% due 09/25/2020 (d)                            359        338
   6.968% due 05/25/2029 (d)                          3,940      3,893
Salomon Brothers Mortgage Securities
  11.500% due 09/01/2015                                964        991
Sears Mortgage
  12.000% due 02/25/2014                                755        756
   7.217% due 10/25/2022 (d)                          2,708      2,738
Western Federal Savings & Loan
   6.269% due 11/25/2018 (d)                             27         27
                                                               -------
                                                               168,215
                                                               -------
Stripped Mortgage-Backed Securities 0.1%
Bear Stearns Mortgage Securities, Inc. (IO)
   7.200% due 07/25/2024                                449         39
Federal Home Loan Mortgage Corp. (IO)
   6.500% due 08/15/2006                                406         16
   6.500% due 11/15/2006                              1,022         39
   6.500% due 03/15/2007                              1,339         48
   5.750% due 09/15/2007 (d)                          6,401        428
   6.000% due 10/15/2007                                427         27
   6.000% due 01/15/2008                                179         11
   5.428% due 02/15/2008 (d)                            639         59
   6.400% due 10/15/2008                                115         11
   6.500% due 08/15/2016                              1,378         43
   6.500% due 08/15/2017                                305         12
   7.000% due 04/15/2018                              1,145         81
   7.500% due 08/15/2018                                 68          2
   8.845% due 01/15/2021                                  2         51
   9.000% due 05/15/2022                                119         29
   6.500% due 09/15/2023                                391         51
   6.500% due 06/15/2029                             74,088     24,693
Federal National Mortgage Association (IO)
   6.750% due 09/25/2004                                  1          0
   7.000% due 06/25/2005                                  3          0
   6.500% due 07/25/2006                              2,191         84
   7.272% due 09/25/2006                                  4         36
   6.500% due 02/25/2007                              2,181        148
   6.500% due 07/25/2007                                757         35
   6.500% due 09/25/2007                              2,818        207
   6.500% due 10/25/2007                              1,002         62
   0.100% due 03/25/2009 (d)                         31,999        574
   7.000% due 08/25/2015                                625          6
   7.000% due 08/25/2016                                254          5
   6.500% due 08/25/2020                              2,666        340
  10.070% due 01/25/2021                                  0          4
   7.500% due 04/25/2021                              1,887        305
   9.032% due 08/25/2021                                  7        182
   0.950% due 11/25/2021 (d)                         30,703        519
   6.500% due 10/25/2022                                212         20
   6.500% due 01/25/2023                              3,321        552
Federal National Mortgage Association (PO)
   0.000% due 09/01/2007                                846        673
   0.000% due 02/25/2021                              1,299      1,262
   0.000% due 06/25/2022                                934        894
   0.000% due 08/25/2023                                295        196
PaineWebber (IO)
  13.595% due 08/01/2019                                  1         60
Vendee Mortgage Trust (IO)
   0.542% due 06/15/2023 (d)                        173,629      3,072
                                                            ----------
                                                                34,876
                                                            ----------
Total Mortgage-Backed Securities                            16,004,153
(Cost $16,239,569)                                          ==========


ASSET-BACKED SECURITIES 8.8%

Advanta Mortgage Loan Trust
   5.575% due 05/25/2027 (d)                            2,536      2,534
Advanta Revolving Home Equity Loan Trust
   5.750% due 01/25/2024 (d)                           35,400     35,400
AFC Home Equity Loan Trust
   6.623% due 10/25/2026 (d)                            3,487      3,518
Allied Waste North America, Inc.
   8.438% due 07/30/2007 (d)                            4,327      4,327
America West Airlines
  10.500% due 01/02/2004 (d)                               23         22
American Express Credit Account Master Trust
   6.800% due 12/15/2003                                1,500      1,504
American Stores
   5.613% due 08/30/2004                               20,000     19,775
Americredit Automobile Receivable Trust
   6.540% due 05/12/2001                                  352        353
   5.304% due 10/12/2002                               23,000     22,810
   5.780% due 05/12/2003                               43,000     42,342
Amresco Residential Securities
   5.539% due 10/25/2027 (d)                            6,381      6,378
   5.494% due 05/25/2028 (d)                           11,106     11,139
Arcadia Automobile Receivables Trust
   6.300% due 07/16/2001                                  603        604
   6.250% due 09/15/2002                               83,500     83,396
   5.900% due 11/15/2002                               22,725     22,714
   6.300% due 07/15/2003                               26,025     25,975
   6.900% due 12/15/2003                               26,800     26,773
Associates Manufactured Housing
   7.000% due 03/15/2027                                9,086      9,126
Auto Receivables Trust
   6.500% due 04/16/2003                                    4          4

72 See accompanying notes

                                                    Principal
                                                       Amount    Value
                                                       (000s)   (000s)
========================================================================
Banc One Home Equity Trust
   6.460% due 06/25/2029                             $ 53,462   $ 53,278
Bayview Financial Acquisition
   5.889% due 02/25/2029 (d)                            6,361      6,365
Brazos Student Loan Finance Co.
   5.495% due 06/01/2023 (d)                           32,700     32,095
   5.200% due 12/01/2025 (d)                           24,015     24,000
California Infrastructure
   6.150% due 06/25/2002                               11,356     11,367
Champion Home Equity Loan Trust
   5.599% due 03/25/2029 (d)                            6,201      6,155
Charter Commercial Holdings LLC
   7.810% due 03/31/2008                               20,000     20,000
Charter Communications
   7.890% due 03/31/2008                               17,000     17,064
Chase Manhattan Auto Owner Trust
   5.750% due 10/15/2001                                  431        431
Chase Manhattan Grantor Trust
   5.200% due 02/15/2002                                  321        320
   6.610% due 09/15/2002                                1,828      1,836
Chase Mortgage Finance Corp.
   6.750% due 10/25/2028                               30,000     26,437
CMC Securities Corporation IV
   7.250% due 11/25/2027                                1,227      1,206
Columbia/HCA Healthcare
   7.125% due 06/11/2000                               25,000     24,750
Community Program Loan Trust
   4.500% due 10/01/2018                               26,417     23,891
   4.500% due 04/01/2029                               26,000     19,500
Conseco
   6.650% due 09/25/2029                               26,000     26,000
Contimortgage Home Equity Loan Trust
   6.370% due 10/15/2012 (d)                           13,248     13,222
   6.130% due 03/15/2013                                5,000      4,989
   6.150% due 03/15/2013 (d)                            3,428      3,429
   6.400% due 07/15/2014                                2,000      1,992
   6.770% due 01/25/2018                               41,700     41,600
   6.990% due 03/15/2021                                  350        351
   6.930% due 11/25/2022                               36,300     36,093
   5.409% due 06/15/2028 (d)                            4,707      4,703
   5.479% due 08/15/2028 (d)                            3,934      3,911
Copelco Capital Funding Corp.
   6.340% due 07/20/2004                                   22         22
CPS Auto Trust
   5.995% due 06/15/2002                                7,000      6,999
CS First Boston Mortgage Securities Corp.
   6.750% due 09/25/2028                                6,960      6,586
Daimler-Benz Vehicle Trust
   6.050% due 03/31/2005                                4,691      4,692
Delta Air Lines Equipment Trust
   9.230% due 07/02/2002 (j)                            7,081      7,405
  10.500% due 01/02/2007 (j)                            6,839      7,926
  10.570% due 01/02/2007 (j)                           15,881     19,156
   9.550% due 01/02/2008 (j)                            7,773      8,513
  10.430% due 01/02/2011                                  960      1,112
  10.000% due 06/05/2013                               10,828     12,499
Delta Funding Home Equity Loan
   6.140% due 02/15/2018                               46,849     46,784
Discover Card Master Trust
   5.600% due 05/16/2006                                1,600      1,541
   5.301% due 10/16/2013 (d)                              400        401
Duck Auto Grantor Trust
   5.650% due 03/15/2004                               12,852     12,775
EQCC Home Equity Loan Trust
   6.710% due 07/15/2011                                  330        331
   5.540% due 10/15/2027 (d)                            1,211      1,195
Equivantage Home Equity Loan Trust
   6.550% due 10/25/2025                                  104        104
Felco Funding LLC
   5.980% due 09/15/2001                                  500        500
Fidelity Equipment Lease Trust
   5.860% due 09/15/2001                               27,949     27,818
First Omni Bank
   6.650% due 09/15/2003 (d)                            1,500      1,510
First Security Auto Grantor Trust
   6.100% due 04/15/2003                                1,359      1,361
First Security Corp.
   5.875% due 11/01/2003                                9,000      8,614
First Union Master Credit Card Trust
   5.096% due 09/15/2003                               88,750     88,860
Flag Limited
   7.213% due 12/15/2004 (d)                           13,501     13,265
Fleet Financial Credit Association
   7.760% due 10/18/2017                               28,900     28,781
FMAC Loan Receivables Trust
   6.200% due 09/15/2020                                  330        325
   6.500% due 09/15/2020                                  252        248
   6.830% due 09/15/2020                                  680        621
Ford Credit Auto Owner Trust
   5.800% due 10/15/2000                                  361        361
   5.310% due 04/16/2001                                  209        209
   5.770% due 11/15/2001                               20,000     19,957
Ford Credit Grantor Trust
   6.750% due 09/15/2000                                  639        639
Ford Motor Credit Corp.
   5.500% due 02/15/2003                                5,300      5,246
Fred Meyer, Inc.
   6.250% due 03/19/2003 (d)                           12,405     12,297
General Motors Acceptance Corp.
   6.500% due 04/15/2002                               12,475     12,487
   5.770% due 11/18/2025 (d)                           50,000     49,920
Green Tree Financial Corp.
   7.150% due 07/15/2027                                  711        715
   6.490% due 03/15/2028                               59,750     59,784
   6.420% due 11/15/2028                                2,854      2,857
   6.870% due 04/01/2030                                1,105      1,023
   6.660% due 06/01/2030                                1,405      1,263
Green Tree Floorplan Receivables Master Trust
   5.750% due 11/01/2004                               46,000     46,000
Green Tree Home Improvement Loan
   6.390% due 01/15/2029                               16,088     16,122
Green Tree Recreational Equipment
   6.430% due 04/17/2006                                3,300      3,300
Household Consumer Loan Trust
   5.800% due 08/15/2006 (d)                           26,231     25,927
IKON Receivables LLC
   5.600% due 05/15/2005                               31,029     30,917
IMC Home Equity Loan Trust
   7.373% due 07/25/2026 (d)                              875        879
IMPAC Secured Assets CMN Owner
   7.770% due 07/25/2025                                2,000      1,980
Indymac Home Equity Loan
   5.346% due 10/25/2029 (d)                           21,965     21,969
Intergrated Health Services
   8.875% due 12/31/2005 (d)                           14,775     12,116
LP Timberland Limited
   5.725% due 11/13/1999 (d)                           10,000      9,850
Korea National Housing
   8.438% due 05/23/2001                               65,000     65,975
Lyondell Petroleum
   8.303% due 06/17/2003                                7,500      7,463
   8.674% due 06/17/2003                                3,448      3,431
   8.980% due 12/31/2003 (d)                           79,700     79,352
MBNA Master Credit Card Trust
   6.050% due 11/15/2002                                  245        245
Mellon Bank Home Equity
   5.900% due 10/25/2010                               20,924     20,826
Merit Securities Corp.
   6.160% due 07/28/2033                               11,052     10,992
   7.880% due 12/28/2033                               34,400     34,024
Metlife Capital Equipment Loan Trust
   6.850% due 05/20/2008 (d)                              320        321
Metris Master Trust
   5.943% due 04/20/2006 (d)                           20,000     20,150
Money Store Home Equity Trust
   6.115% due 06/15/2010                                1,162      1,160
   7.550% due 02/15/2020                                  500        503
   6.345% due 11/15/2021 (d)                            2,171      2,168
   5.399% due 05/15/2025 (d)                            8,800      8,802


                                                      See accompanying notes  73

Total Return Fund
September 30, 1999 (Unaudited)                       Principal
                                                       Amount      Value
                                                       (000s)     (000s)
--------------------------------------------------------------------------------
Morgan Stanley Capital
   5.394% due 07/25/2027 (d)                         $  1,438   $  1,433
MPC Natural Gas Funding Trust
   6.200% due 03/15/2013                                9,731      9,397
Myra-United Mexican States
   5.813% due 10/20/2006 (d)                              444        402
   5.875% due 12/23/2006 (d)                              931        819
   6.093% due 12/23/2006 (d)                            1,283      1,155
   6.063% due 12/23/2006 (d)                            1,019        897
   5.875% due 12/23/2006 (d)                               23         21
   5.813% due 12/23/2006 (d)                            6,045      5,444
   5.875% due 12/23/2006 (d)                            3,304      2,865
   5.813% due 12/23/2006 (d)                            5,253      4,691
   5.733% due 12/23/2006 (d)                            1,561      1,406
   5.875% due 12/23/2006 (d)                            2,389      2,103
National Medical Care
   6.563% due 09/30/2003 (d)                           58,333     57,706
NationsBank Corp.
   5.850% due 06/15/2002                                  615        616
Nationsbank Credit Card Master Trust
   6.450% due 04/15/2003                                  225        226
Newcourt Receivable Asset Trust
   6.240% due 12/20/2004                                    8          8
Nomura CBO Limited
   6.670% due 05/15/2009                                1,900      1,941
Norwest Asset Securities Corp
   6.500% due 04/25/2013                               21,149     20,332
   6.500% due 06/25/2013                               10,957     10,529
   7.500% due 03/25/2027                               28,340     27,874
   6.750% due 05/25/2028                               27,707     25,651
   6.750% due 07/25/2028                               12,657     11,611
   6.200% due 09/25/2028                               19,077     19,018
  NPF XI, Inc.
      6.815% due 07/01/2001                             8,860      8,886
  NPF XII, Inc.
      7.050% due 06/01/2003                            31,000     30,758
Olympic Automobile Receivable Trust
   6.050% due 08/15/2002                               19,784     19,814
PP&L Transition Bond Co.
   6.830% due 03/25/2007                               28,800     28,905
Premiere Auto Trust
   6.575% due 10/06/2000                                  602        603
   5.770% due 01/06/2002                               13,025     13,018
Primedia, Inc.
   8.130% due 07/31/2004 (d)                           20,000     19,975
Republic of Korea
   8.063% due 04/08/2001 (d)                           10,000     10,038
Residential Asset Securities Corp.
   6.960% due 07/25/2014                               55,000     54,983
   6.240% due 02/25/2017                                7,170      7,112
   6.600% due 01/25/2020                                5,200      5,190
   8.000% due 10/25/2024 (d)                            6,965      6,969
   5.464% due 10/25/2027 (d)                            3,803      3,783
   6.750% due 03/25/2028                               40,000     37,166
Residential Funding Mortgage
   7.000% due 10/29/2029                               26,041     24,706
RJR Nabisco
   7.500% due 12/31/2001 (d)                           25,000     24,531
Salomon Brothers Mortgage Securities
   5.639% due 06/25/2029 (d)                           51,646     51,630
   5.960% due 11/10/2029                               27,900     27,900
Saxon Asset Securities Trust
   6.475% due 11/25/2020                                   31         30
   5.613% due 05/25/2029 (d)                           13,327     13,337
Sears Credit Account Master Trust
   6.050% due 01/16/2008                                  500        494
   7.000% due 07/15/2008                                  500        508
Starwood Hotels & Resorts Worldwide, Inc.
   9.133% due 02/23/2003 (d)                           20,000     20,000
Stone Container Corp.
   8.750% due 10/01/2003 (d)                            5,433      5,446
The Money Store Home Equity Trust
   7.380% due 03/15/2017                                5,044      5,047
   6.490% due 10/15/2026                               17,000     16,791
Total Renal Care Holdings
   8.125% due 03/31/2008                               47,520     47,461
Toyota Auto Lease Trust
   6.450% due 04/26/2004                                  300        300
UCFC Manufactured Housing
   5.240% due 01/15/2010 (d)                           13,063     13,045
UniCapital Corp.
   6.540% due 07/23/2002                               39,800     39,800
United Air Lines Equipment Trust
   9.200% due 03/22/2008                                4,137      4,404
  10.360% due 11/13/2012                                7,000      8,116
  10.020% due 03/22/2014                                6,925      7,744
  10.850% due 07/05/2014                               34,111     41,102
  10.850% due 02/19/2015                                1,500      1,769
  10.125% due 03/22/2015                               14,300     16,803
   9.060% due 06/17/2015                                5,000      5,121
   9.210% due 01/21/2017                                2,000      2,131
USAA Auto Loan Grantor Trust
   6.150% due 05/15/2004                                3,139      3,137
   5.800% due 01/15/2005                                5,353      5,334
WFS Financial Owner Trust
   6.050% due 07/20/2001                                  230        229
   6.500% due 09/20/2001                                1,095      1,098
WWC Mortgage Loan
   5.831% due 09/25/2029                               97,000     97,000
Ziff-Davis, Inc.
   8.813% due 03/31/2006                               15,000     15,009
                                                               ---------
Total Asset-Backed Securities                                  2,578,221
(Cost $2,590,257)                                              =========


 SOVEREIGN ISSUES 3.8%

African Development Bank
   9.300% due 07/01/2000                                  200        205
Alcan Aluminum
   5.875% due 04/01/2000                                  250        250
Banco Nacional de Comercio Exterior
   7.500% due 07/01/2000                                2,000      2,011
Cemex SA
  10.750% due 07/15/2000                                6,250      6,406
Central Bank Philippines
   6.000% due 06/01/2008 (d)                           14,240     13,172
Citibank Nassau
   9.750% due 04/26/2000                               17,100     17,142
City of Buenos Aires
  11.250% due 04/11/2007                                5,000      4,218
Credit Lyonnais
   5.688% due 07/21/2000 (d)                            6,750      6,721
Embotelladora Africa SA
   9.875% due 03/15/2006                                8,500      8,844
Export-Import Bank Korea
   6.500% due 11/15/2006                                5,000      4,738
Hellenic Republic
   5.828% due 06/06/2001 (d)                           20,000     20,091
Hydro Quebec
   7.375% due 02/01/2003                                  150        154
   9.400% due 02/01/2021                                  500        608
   8.500% due 12/01/2029                                5,085      5,610
   9.375% due 04/15/2030                                  600        727
   9.500% due 11/15/2030                                2,370      2,911
Kingdom of Sweden
  10.250% due 11/01/2015                                  500        643
Korea Development Bank
   6.510% due 10/20/2000                               11,000     10,977
   8.600% due 03/25/2002                                1,600      1,633
   6.500% due 11/15/2002                                2,040      1,967
   7.125% due 04/22/2004                               19,125     18,560
Korean Export-Import Bank
   7.125% due 09/20/2001                               10,000      9,872
Nacional Financiera
   8.693% due 12/01/2000 (d)                              510        521
   9.750% due 03/12/2002                               10,000     10,200
   6.875% due 05/08/2003 (d)                            7,750      7,401
Petroleos Mexicanos
   7.750% due 10/29/1999                                1,000      1,000
   9.375% due 12/02/2008                               33,150     33,794


74 See accompanying notes

                                                     Principal
                                                       Amount      Value
                                                       (000s)      (000s)
================================================================================
Providence of Newfoundland
   9.000% due 06/01/2019                        $         500 $      576
Province of Buenos Aires
  12.500% due 03/15/2002                               10,400      9,880
Province of Nova Scotia
   9.375% due 07/15/2002                                1,000      1,069
Province of Ontario
   6.125% due 06/28/2000                                  800        803
   7.750% due 06/04/2002                                  200        207
   7.625% due 06/22/2004                                1,000      1,042
   7.000% due 08/04/2005                                1,000      1,015
   5.500% due 10/01/2008                               10,000      9,130
Province of Quebec
   7.500% due 07/15/2002                                6,000      6,158
   8.800% due 04/15/2003                                  100        107
   5.650% due 06/11/2004 (d)                           15,500     15,475
   7.125% due 02/09/2024                                  910        873
Republic of Argentina
  10.950% due 11/01/1999                                7,575      7,604
  14.250% due 11/30/2002 (d)                           56,511     53,403
  11.447% due 04/10/2005 (d)                          143,500    126,474
Republic of Bulgaria
   6.500% due 07/28/2011 (d)                            5,000      3,545
   2.750% due 07/28/2012 (d)                           20,000     12,563
   6.500% due 07/28/2024 (d)                           10,000      6,874
Republic of Chile
   6.875% due 04/28/2009                               25,000     23,491
Republic of Colombia
   8.750% due 10/06/1999                                1,000      1,000
   7.625% due 02/15/2007                                6,200      4,828
   8.625% due 04/01/2008                                5,000      4,024
Republic of Germany
   0.000% due 07/04/2028                               61,000     55,643
Republic of Korea
   7.594% due 04/08/2000 (d)                           88,000     88,330
   8.281% due 04/08/2000 (d)                           31,044     31,160
Republic of Philippines
   6.377% due 01/05/2005 (d)                           16,652     15,905
   6.000% due 12/01/2007                               10,438      9,629
   6.500% due 12/01/2017                                4,216      3,544
Republic of Poland
   5.000% due 10/27/2014                               35,265     31,033
   3.000% due 10/27/2024 (d)                           33,000     20,090
Republica Orient Uruguay
   7.250% due 05/04/2009                                2,500      2,400
Royal Bank of Scotland Group PLC
   6.400% due 04/01/2009                               15,000     13,898
Sanwa Finance Aruba AEC
   8.350% due 07/15/2009                               42,300     43,397
State of Israel
   6.200% due 06/14/2003                                   25         24
State of Qatar
   9.500% due 05/21/2009                               30,000     30,975
United Mexican States
   6.313% due 03/20/2000 (d)                              306        304
   6.625% due 03/20/2000 (d)                              153        150
   5.750% due 04/07/2000 (d)                           54,645     54,027
   6.000% due 04/07/2000 (d)                           26,945     26,770
   6.768% due 06/27/2002 (d)                          101,701     98,922
   7.000% due 06/02/2003                                  200        127
   6.263% due 04/07/2004 (d)                           17,681     18,899
   9.060% due 04/07/2004 (d)                           35,486     35,681
   6.250% due 12/31/2019                                6,250      4,647
   5.874% due 12/31/2019                                8,000      6,896
   5.875%RdueR12/31/2019 (d)                           49,500     42,666
                                                              ----------
Total Sovereign Issues                                         1,115,634
                                                              ==========
(Cost $1,115,536)


 FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.6%

AXA
   2.500% due 01/01/2014                       EC       2,475      2,506
City of Montreal
  11.500% due 09/20/2000                       C$       7,000      5,032
Commonwealth of Canada
   6.500% due 06/01/2004                                1,000        703
Commonwealth of New Zealand
   0.000% due 03/15/2002                       N$     132,500     74,468
   0.000% due 04/15/2003                              105,400     52,959
   4.500 %due 02/15/2016                               23,000     11,886
Export-Import Bank Korea
   3.162% due 10/06/2000 (d)                   DM       5,000      2,655
France Telecom
   2.000% due 01/01/2004                       FF       9,761      1,824
Interamerican Development Bank
   5.750% due 04/15/2004                       N$      35,400     17,115
Korea Development Bank
   2.850% due 05/14/2001 (d)                   DM      50,000     26,622
   2.560% due 06/26/2001                       JY   2,500,000     23,870
Newcourt Credit Group
   7.625% due 06/28/2001                       C$       9,400      6,475
Province of Saskatchewan
   9.125% due 02/15/2021                        $       3,000      3,611
Republic of Argentina
   5.500% due 03/27/2001                       JY   4,290,000     40,130
Republic of Philippines
   8.000% due 09/17/2004                       EC      10,000     10,982
Reynolds, R.J.
   6.875% due 11/22/2000                       DM       9,500      5,277
United Mexican States
   3.100% due 04/24/2002                       JY   2,542,000     23,663
   8.750% due 05/30/2002                       BP      23,000     37,527
   7.000% due 06/02/2003                       C$      30,000     19,250
   6.630% due 12/31/2019                       FF      60,000      8,920
   1.573% due 12/31/2019 (d)                   JY   1,662,500     12,736
   3.850% due 12/31/2019                            9,145,000     74,267
                                                               ---------
Total Foreign Currency-Denominated Issues                        462,478
(Cost $445,993)                                                =========



 CONVERTIBLE BONDS & NOTES 0.3%

Banking & Finance 0.1%
ACOM Co. Limited
   0.000% due 03/31/2002                              150,000      1,917
American Express
   1.125% due 02/19/2003                                1,425      1,731
Bell Atlantic Financial Services
   5.750% due 04/01/2003                                7,000      7,088
Deutsche Bank Financial
   0.000% due 02/12/2017                               13,150      6,189
Fuji International Finance Trust
   0.250% due 02/01/2002                              720,000      6,969
Hellenic Finance
   2.000% due 07/15/2003                                2,000      2,191
Morgan St. Dean Witter
   0.000% due 03/02/2006                                5,860      5,450
Swiss Life Finance Limited
   2.000% due 05/20/2005                                1,500      1,438
                                                               ---------
                                                                  32,973
                                                               =========

Consumer Discretionary 0.1%
Costco Wholesale Corp.
   0.000% due 08/19/2017                                2,000      1,730
Home Depot, Inc.
   3.250% due 10/01/2001                                1,000      2,966
Interpublic Group Co., Inc.
   1.870% due 06/01/2006                                3,000      2,760
                                                                --------
                                                                   7,456
                                                                ========
Energy 0.0%
Devon Energy Corp.
   4.900% due 08/15/2008                                2,000      1,970
Diamond Offshore Drill
   3.750% due 02/15/2007                                2,250      2,368
                                                                --------
                                                                   4,338
                                                                ========
Health Care 0.0%
Alpharma, Inc.
   5.750% due 04/01/2005                                1,000      1,325
Athena Neurosciences, Inc.
   4.750% due 11/15/2004                                2,000      2,248
Wellpoint Health Network
   0.000% due 07/02/2019                                5,000      2,906
                                                                --------
                                                                   6,479
                                                                ========

                                                       See accompanying notes 75

Total Return Fund
September 30, 1999 (Unaudited)                      Principal
                                                       Amount      Value
                                                       (000s)     (000s)
-------------------------------------------------------------------------
Industrial 0.0%
Sanmina Corp.
   4.250% due 05/01/2004                             $  3,000   $  3,353
                                                                ---------

Technology 0.1%
ASM Lithography Holding
   2.500% due 04/09/2005                                1,500        843
Hewlett-Packard Co.
   0.000% due 10/14/2017                                5,950      3,600
Intel Corp.
   4.000% due 09/01/2004                                1,000      2,489
Mindspring Enterprises
   5.000% due 04/15/2006                                2,000      1,858
Stmicroelectron
   0.000% due 09/22/2009                                3,500      2,853
U.S. Cellular Corp.
   0.000% due 06/15/2015                                3,500      2,244
Veritas Software Corp.
   1.856% due 08/13/2006                                2,500      2,644
Xerox Corp.
   0.570% due 04/21/2018                                4,000      2,225
                                                                ---------
                                                                  18,756
                                                                =========
Utilities 0.0%
Clear Channel Communications
   2.625% due 04/01/2003                                2,200      3,091
Telefonos De Mexico SA
   4.250% due 06/15/2004                                3,400      3,239
                                                                ---------
                                                                   6,330
                                                                ---------
Total Convertible Bonds & Notes                                   79,685
                                                                =========
(Cost $75,619)

 PREFERRED STOCK 0.1%

                                                     Shares
Banco Bilbao Vizcaya International
   9.750% due 12/31/2049                              266,217      6,922
Barclays Bank
  11.500% due 12/31/2049                              215,500      5,657
CSC Holdings, Inc.
  11.125% due 12/31/2049                               22,937      2,460
Fresenius Medical Care
   7.875% due 02/01/2008                                4,000      3,675
Home Ownership Funding
  13.331% due 12/31/2049                                1,125        934
News Corp. Limited
   5.000% due 11/12/2016                              100,000      5,831
TCI Communications, Inc.
  10.000% due 05/31/2045                               49,000      1,277
   9.720% due 12/31/2036                              622,553     16,381
Unocal Capital Trust
   6.250% due 12/31/2049                                  402         22
                                                                ---------
Total Preferred Stock                                             43,159
(Cost $45,785)                                                  =========



 CONVERTIBLE PREFERRED STOCK 0.1%

Banking & Finance 0.0%
Lincoln National Corp. Cvt. Pfd.
   7.750% due 08/16/2001                              100,000      2,094
Newell Financial Trust Cvt. Pfd.
   5.250% due 12/01/2027                               50,000      2,025
Tokai Bank Cvt. Pfd.
   0.000% due 10/01/2004                               72,000        574
Union Pacific Capital Trust Cvt. Pfd.
   6.250% due 04/01/2028                               50,000      2,281
                                                                ---------
                                                                   6,974
                                                                =========
Energy 0.1%
Apache Corp. Cvt. Pfd.
   6.500% due 05/15/2002                               60,000      2,400
Coastal Corp. Cvt. Pfd.
   6.625% due 08/16/2002                              135,000      3,518
Kerr-McGee Corp. Cvt. Pfd.
   5.500% due 08/01/2004                               77,000      3,022
                                                                ---------
                                                                   8,940
                                                                =========
Industrial 0.0%
Sealed Air Corp. Cvt. Pfd.
   4.000% due 04/01/2018                             $ 40,000   $  2,030
                                                                ---------

Technology 0.0%
Verio, Inc. Cvt. Pfd.
   6.750% due 08/01/2007                               45,000      1,941
                                                                ---------

Utilities 0.0%
Cox Communications, Inc. Cvt. Pfd.
   7.000% due 08/16/2002                               50,000      2,888
Reliant Energy, Inc. Cvt. Pfd.
   7.000% due 07/01/2000                               20,000      2,040
Utilicorp United Cvt. Pfd.
   9.750% due 11/16/2002                              100,000      2,525
                                                                ---------
                                                                   7,453
                                                                ---------
Total Convertible Preferred Stock                                 27,338
(Cost $29,024)                                                  =========


 SHORT-TERM INSTRUMENTS 3.6%


                                                    Principal
                                                       Amount
                                                       (000s)
Certificates of Deposit 0.3%
Commerzbank AG
   6.200% due 05/10/2000                             $ 85,500     84,854
                                                                ---------

Commercial Paper 2.9%
American Express
   5.280% due 10/12/1999                                1,400      1,388
   5.280% due 10/27/1999                               22,800     22,703
Associates First Capital Corp.
   5.280% due 10/12/1999                                3,400      3,395
Banc One Finance Corp.
   5.750% due 02/09/2000                               24,000     23,514
Bellsouth Telecom
   5.270% due 10/04/1999                                3,700      3,698
   5.320% due 10/04/1999                                1,300      1,299
   5.290% due 10/26/1999                                5,200      5,181
Coca Cola Co.
   5.270% due 10/13/1999                                  300        299
   5.270% due 10/22/1999                                6,400      6,380
   5.280% due 10/29/1999                                2,000      1,992
Crown Cork & Seal Co.
   6.250% due 02/11/2000                               15,000     14,693
Export Development Corp.
   5.270% due 10/04/1999                                1,652      1,651
Federal Home Loan Mortgage Corp.
   5.190% due 10/07/1999                                1,000        999
   5.150% due 10/19/1999                                  900        898
   5.200% due 10/28/1999                                2,900      2,889
Federal National Mortgage Assn.
   5.156% due 10/04/1999                                  380        380
   5.240% due 10/04/1999                                  200        200
   5.160% due 10/27/1999                                8,000      7,970
General Electric Capital Corp.
   5.300% due 10/18/1999                                  200        199
   5.300% due 10/20/1999                                  400        399
   5.680% due 01/26/2000                                5,200      5,107
   5.760% due 02/24/2000                               25,000     24,416
General Motors Acceptance Corp.
   5.300% due 10/19/1999                                2,400      2,394
Goodyear Tire & Rubber Co.
   6.250% due 01/26/2000                                  800        784
Hewlett-Packard Co.
   5.310% due 10/05/1999                                5,400      5,397
   5.300% due 10/07/1999                                2,400      2,398
IBM Corp.
   5.270% due 10/12/1999                                1,200      1,198
MCI Worldcom, Inc.
   6.180% due 01/27/2000                                  300        295
   5.360% due 01/27/2000                                7,500      7,368
   5.425% due 01/27/2000                                2,100      2,062
   5.450% due 01/27/2000                                5,000      4,911
   5.455% due 01/27/2000                                4,800      4,714

76 See accompanying notes

                                                    Principal
                                                       Amount      Value
                                                       (000s)     (000s)
--------------------------------------------------------------------------
   5.460% due 01/27/2000                           $   10,800 $   10,607
   5.475% due 01/27/2000                                2,600      2,553
   5.485% due 01/27/2000                               11,500     11,293
   5.515% due 01/27/2000                                1,300      1,277
   6.040% due 01/27/2000                                1,000        982
   6.090% due 01/27/2000                                1,500      1,473
   5.130% due 02/18/2000                              100,000     99,996
Mobil Australia
   5.300% due 10/25/1999                                  300        299
Orix America, Inc.
   6.000% due 02/09/2000                               50,000     48,909
Pennzoil Quaker State
   5.530% due 02/18/2000                              100,000     97,849
Procter & Gamble Co.
   5.280% due 10/04/1999                                  100        100
   5.290% due 10/04/1999                                  400        400
   5.310% due 10/04/1999                                  200        200
   5.280% due 10/20/1999                                  100        100
   5.280% due 10/27/1999                                1,900      1,893
Province of British Columbia
   5.680% due 03/13/2000                               10,000      9,743
Southwestern Public Service
   5.280% due 10/22/1999                                2,100      2,094
   5.750% due 01/26/2000                               20,000     19,626
Texas Utilities Co.
   5.260% due 01/21/2000                               12,600     12,386
   5.930% due 01/21/2000                                  400        393
   6.290% due 01/21/2000                                1,200      1,177
   6.090% due 01/21/2000                                1,000        983
   5.240% due 01/21/2000                               10,500     10,322
   5.990% due 01/21/2000                                  800        786
   5.510% due 01/21/2000                                3,100      3,047
   5.400% due 01/21/2000                                5,700      5,604
   5.360% due 01/21/2000                                6,800      6,685
   5.260% due 01/21/2000                               45,100     44,337
   5.400% due 01/21/2000                               10,200     10,027
   6.070% due 01/21/2000                                1,000        983
TRW, Inc.
   6.220% due 02/09/2000                                4,700      4,605
United Parcel Service Co.
   5.330% due 10/04/1999                                4,100      4,098
   5.250% due 10/04/1999                                6,700      6,697
   5.270% due 10/04/1999                                  300        300
US West Capital Funding
   5.960% due 03/24/2000                              140,300    136,422
US West Communications
   6.246% due 02/08/2000                               10,900     10,683
   6.090% due 03/24/2000                               17,700     17,211
   6.220% due 03/24/2000                                4,300      4,181
   6.210% due 03/24/2000                                3,000      2,909
   6.190% due 03/24/2000                               10,100      9,821
   6.090% due 03/24/2000                                3,000      2,917
   5.990% due 03/24/2000                                1,000        972
   6.140% due 03/24/2000                                5,000      4,862
   6.120% due 03/24/2000                               33,600     32,600
Warner-Lambert Co.
   5.270% due 10/05/1999                                  900        899
Williams Holdings
   5.500% due 01/25/2000                                3,000      2,947
   6.210% due 01/25/2000                               20,000     19,647
   5.610% due 01/25/2000                                  600        589
   5.500% due 01/25/2000                                  800        786
   5.360% due 01/25/2000                               13,400     13,165
   5.670% due 01/25/2000                                4,800      4,715
   5.360% due 01/25/2000                                6,400      6,289
Wisconsin Electric
   5.270% due 10/01/1999                                  900        900
   5.290% due 10/15/1999                                3,550      3,543
   5.300% due 11/02/1999                                5,200      5,176
                                                              -----------
                                                                 864,229
                                                              ===========
Promissory Note 0.2%
Goldman Sachs Group
   6.000% due 02/09/2000                               75,000     75,000
                                                              -----------
Repurchase Agreement 0.1%
State Street Bank
    4.800% due 10/01/1999                              19,538     19,538
    (Dated 09/30/1999. Collateralized by                      -----------
    Federal National Mortgage Association
    0.000% 02/01/2000 valued at $19,930,628.
    Repurchase proceeds are $19,540,605.)

U.S. Treasury Bills (b) 0.1%
   4.739% due 01/13/2000-02/17/2000 (g)                18,825     18,500
                                                              -----------

Total Short-Term Instruments                                   1,062,121
(Cost $1,062,393)                                             -----------


Total Investments (a) 126.1%                                 $36,954,117
(Cost $37,318,886)

Written Options (c) (0.1%)                                      (27,977)
(Premiums $37,891)

Other Assets and Liabilities (Net) (26.0%)                    (7,614,537)
                                                             ------------
Net Assets 100.0%                                            $29,311,603
                                                             ============


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                   $  158,519

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                   (523,288)
                                                            ------------

Unrealized depreciation-net                                 $ (364,769)
                                                            ============

(b) Securities with an aggregate market value of $128,255
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
September 30, 1999:
                                                                    Unrealized
                                                    # of          Appreciation/
Type                                           Contracts         (Depreciation)
--------------------------------------------------------------------------------

Eurodollar March Futures (03/2000)                   496              $ (1,191)
Eurodollar June Futures (06/2000)                  2,973                (6,425)
Eurodollar September Futures (09/2000)            11,420                (7,350)
Eurodollar December Futures (12/1999)              3,544                (6,571)
Eurodollar December Futures (12/2000)              6,715                   964
Municipal Bond Index (12/1999)                       865                (2,470)
Government of Japan 10 Year Note (3/2000)            100                (2,461)
U.S. Treasury 2 Year Note (12/1999)                   38                    18
U.S. Treasury 5 Year Note (12/1999)               11,118                (1,894)
U.S. Treasury 10 Year Note (12/1999)              32,964                 2,868
U.S. Treasury 10 Year Note (03/2000)                 650                   284
U.S. Treasury 30 Year Bond (12/1999)               5,387                   996
U.S. Treasury 30 Year Bond (03/2000)                 100                   (38)
                                                                      ----------
                                                                      $(23,270)
                                                                      ==========

(c) Premiums received on written options:
                                             # of
Type                                    Contracts        Premium         Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 118.00 Exp. 11/20/1999            900        $   192       $   196
Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 120.00 Exp. 11/20/1999         21,584          7,215         2,361
Put - CBOT U.S. Treasury Bond December Futures
   Strike @ 110.00 Exp. 11/20/1999         18,990          8,323         6,231


                                                       See accompanying notes 77

Total Return Fund
September 30, 1999 (Unaudited)

--------------------------------------------------------------------------------
Put - OTC U.S. Treasury Note
5.250% due 05/2004
   Strike @ 95.469 Exp. 10/15/1999        155,900        $   646      $      2
Call - OTC Federal Home Loan Mortgage
   7.500% due 11/2029
   Strike @ 100.406 Exp. 11/08/1999       165,000            877         1,014
Call - OTC Federal Home Loan Mortgage
   7.500% due 11/2029
   Strike @ 100.469 Exp. 11/08/1999       277,000          1,558         1,643
Put- OTC Federal Home Loan Mortgage
   7.500% due 11/2029
   Strike @ 99.594 Exp. 11/20/1999        246,000          1,441         1,720
Put - CME Eurodollar December Futures
   Strike @ 94.250 Exp. 12/13/1999          2,628            657           683
Put - CME Eurodollar December Futures
   Strike @ 94.500 Exp. 12/13/1999          2,500            595         1,188
Put - CME Eurodollar December Futures
   Strike @ 94.000 Exp. 12/13/1999         27,988          4,925         3,079
Put - CME Eurodollar December Futures
   Strike @ 93.500 Exp. 12/18/2000         21,665          9,074         7,908
Put - LIFFE BP 90 Day LIBOR
   Strike @ 93.000  Exp. 06/21/2000           179            120            98
Put - LIFFE EURIBOR September Futures
   Strike @ 96.000  Exp. 09/18/2000            58             51            48
Put - LIFFE BP 90 Day LIBOR
   Strike @ 93.000  Exp. 09/20/2000         1,942          2,217         1,806
                                                        ----------------------
                                                        $ 37,891      $ 27,977
                                                        ======================

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Foreign forward currency contracts outstanding at September 30, 1999:

                           Principal
                              Amount                                 Unrealized
                          Covered by           Settlement          Appreciation/
Type    Currency            Contract                Month         (Depreciation)
--------------------------------------------------------------------------------
Sell          BP              25,834              10/1999         $         (82)
Sell          C$              33,873              10/1999                  (292)
Sell                           9,841              05/2000                    32
Sell          EC             114,694              10/1999                (1,284)
Sell                           4,359              11/1999                   (80)
Sell                           6,200              01/2000                  (269)
Sell                           5,391              02/2000                    46
Sell                           1,283              03/2000                   (36)
Buy           JY           2,975,392              02/2000                 1,134
Sell                      18,182,330              02/2000                (4,883)
Sell                         229,202              04/2000                  (211)
Sell                       4,519,202              04/2000                (4,618)
Buy           N$               7,970              10/1999                    12
Sell                          49,095              10/1999                   494
Buy           PZ              45,000              01/2000                  (378)
Buy                           40,000              02/2000                  (480)
Buy                           10,000              03/2000                    15
                                                                  --------------
                                                                  $     (10,880)
                                                                  ==============

(f) Principal amount denoted in indicated currency:

       BP -  British Pound
       C$ -  Canadian Dollar
       DM -  German Mark
       EC -  European Currency Unit
       FF -  French Franc
       JY -  Japanese Yen
       N$ -  New Zealand Dollar
       PZ -  Polish Zloty

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security becomes interest bearing at a future date.

(j) Restricted security.

(k) Swap agreements outstanding at September 30, 1999:

                                                                     Unrealized
                                                   Notional        Appreciation/
Type                                                 Amount       (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.340%

Broker: Deutsche Bank AG New York
Exp. 10/08/2007                               JY 24,500,000        $     (8,325)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.295%.

Broker: Deutsche Bank AG New York
Exp. 04/14/2008                                  11,635,000              (3,049)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.305%.

Broker: Deutsche Bank AG New York
Exp. 04/15/2008                                   7,563,000              (2,037)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 1.495%.

Broker: Deutsche Bank AG New York
Exp. 09/16/2008                                   7,000,000                2,856

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.950%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                 $    70,000                (704)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.700%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/28/2001                                       1,300                 (17)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                      30,400                (400)
                                                                   -------------
                                                                   $    (11,676)
                                                                   =============

(l) Subject to a financing transaction.

78 See accompanying notes

Schedule of Investments

Total Return Mortgage Fund
September 30, 1999 (Unaudited)                    Principal
                                                     Amount      Value
                                                     (000s)     (000s)
 U.S. TREASURY OBLIGATIONS 11.2%
U.S. Treasury Notes
   6.250% due 08/31/2002                             $    250   $    253
   5.500% due 01/31/2003                                  200        198
                                                                --------
Total U.S. Treasury Obligations                                      451
(Cost $459)                                                     ========


 MORTGAGE-BACKED SECURITIES 92.0%

Collateralized Mortgage Obligations 32.2%
Countrywide Alternative Loan Trust
   6.750% due 08/25/2028                                  115        113
Countrywide Home Loans
   6.750% due 11/25/2027                                   70         70
Federal Home Loan Mortgage Corp.
   5.740% due 02/01/2018 (b)                              213        206
   4.500% due 03/15/2021                                   66         61
   3.500% due 12/15/2022                                   10          7
   6.500% due 03/15/2024                                  100         88
   8.000% due 06/15/2026                                   65         67
Federal National Mortgage Assn.
   5.600% due 11/25/2016                                   84         84
  11.220% due 03/25/2017                                    7         27
   7.500% due 03/25/2023                                   89         87
   5.969% due 04/25/2023 (b)                               25         25
   6.500% due 09/25/2023                                   34         30
   6.750% due 09/25/2023                                   49         46
   5.781% due 04/18/2028 (b)                              161        164
GE Capital Mortgage Services, Inc.
   6.750% due 06/25/2028                                  200        188
Vendee Mortgage Trust
   7.750% due 05/15/2022                                   35         35
                                                                --------
                                                                   1,298
                                                                ========
Federal Home Loan Mortgage Corporation 7.2%
   6.000% due 10/01/2024                                  168        159
   7.000% due 02/01/2027                                  134        132
                                                                --------
                                                                     291
                                                                ========
Federal National Mortgage Association 17.0%
   6.234% due 11/01/2018 (b)                               56         56
   7.554% due 05/01/2023 (b)                              190        191
   8.500% due 09/01/2026                                   86         89
   9.000% due 01/01/2020                                  334        351
                                                                --------
                                                                     687
                                                                ========
Government National Mortgage Association 35.3%
   6.125% due 12/20/2021-11/20/2026 (b)(c)                129        132
   6.375% due 03/20/2016-03/20/2027 (b)(c)                295        300
   6.625% due 07/20/2025 (b)                               47         47
   7.000% due 10/21/2029                                  600        589
   7.500% due 05/15/2027-10/21/2029 (b)(c)                352        353
                                                                --------
                                                                   1,421
                                                                ========
Stripped Mortgage-Backed Securities 0.3%
Federal National Mortgage Assn. (IO)
   6.500% due 07/25/2007                                  206         10
   7.000% due 12/25/2016                                   98          2
                                                                --------
                                                                      12
                                                                --------
Total Mortgage-Backed Securities                                   3,709
(Cost $3,738)                                                   ========


 SHORT-TERM INSTRUMENTS 15.8%

Commercial Paper 11.2%
Federal Home Loan Mortgage Corp.
   5.220% due 10/15/1999                                  300        299
Hewlett-Packard Co.
   5.400% due 10/05/1999                                  100        100
MCI Worldcom, Inc.
   5.360% due 01/27/2000                                   50         49
                                                                --------
                                                                     448
                                                                ========

Repurchase Agreement 4.6%
State Street Bank
   4.800% due 10/01/1999                                  187        187
    (Dated 09/30/1999. Collateralized by
    Federal National Mortgage Association
    4.820% 12/18/2000 valued at $195,056.
    Repurchase proceeds are $187,025.)

                                                                --------
Total Short-Term Instruments                                         635
(Cost $635)                                                     ========

Total Investments (a) 119.0%                                    $  4,795
                                                                --------
(Cost $4,832)

Other Assets and Liabilities (Net) (19.0%)                          (765)
                                                                --------

Net Assets 100.0%                                               $  4,030
                                                                ========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                       $     14

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                          (51)
                                                                --------

Unrealized depreciation-net                                     $    (37)
                                                                ========

(b) Variable rate security. The rate listed is as of September 30, 1999.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

                                                       See accompanying notes 79

Financial Highlights - Class D

                                                                           Net Realized /
                                     Net Asset Value                       Unrealized Gain   Total Income      Dividends from
Selected Per Share Data for the      Beginning of       Net Investment     (Loss) on         from Investment   Net Investment
Year of Period Ended:                Period             Income (Loss) (b)  Investments (b)   Operations        Income
                                     -----------------  -----------------  ----------------- ----------------- -----------------
Foreign Bond Fund
  09/30/1999 (c)                     $    10.63         $    0.30          $    (0.49)       $    (0.19)       $    (0.30)
----------------------------------   -----------------  -----------------  ----------------- ----------------- -----------------
  03/31/1999 (a)                          10.83              0.53                0.15              0.68             (0.53)
----------------------------------   -----------------  -----------------  ----------------- ----------------- -----------------

High Yield Fund
  09/30/1999 (c)                     $    11.23         $    0.44          $    (0.50)       $    (0.06)       $    (0.44)
----------------------------------   -----------------  -----------------  ----------------- ----------------- -----------------
  03/31/1999 (a)                          11.68              0.89               (0.45)             0.44             (0.88)
----------------------------------   -----------------  -----------------  ----------------- ----------------- -----------------

Low Duration Fund
  09/30/1999 (c)                     $    10.10         $    0.29          $    (0.20)       $     0.09        $    (0.29)
----------------------------------   -----------------  -----------------  ----------------- ----------------- -----------------
  03/31/1999 (a)                          10.19              0.60               (0.03)             0.57             (0.60)
----------------------------------   -----------------  -----------------  ----------------- ----------------- -----------------

Municipal Bond Fund
  09/30/1999 (c)                     $    10.12         $    0.21          $    (0.56)       $    (0.35)       $    (0.21)
----------------------------------   -----------------  -----------------  ----------------- ----------------- -----------------
  03/31/1999 (a)                           9.98              0.40                0.14              0.54             (0.40)
----------------------------------   -----------------  -----------------  ----------------- ----------------- -----------------

Real Return Bond Fund
  09/30/1999 (c)                     $     9.83         $    0.29          $     0.02        $     0.31        $    (0.32)
----------------------------------   -----------------  -----------------  ----------------- ----------------- -----------------
  03/31/1999 (a)                           9.77              0.47                0.09              0.56             (0.44)
----------------------------------   -----------------  -----------------  ----------------- ----------------- -----------------

Short-Term Fund
  09/30/1999 (c)                     $    10.03         $    0.26          $    (0.06)       $     0.20        $    (0.27)
----------------------------------   -----------------  -----------------  ----------------- ----------------- -----------------
  03/31/1999 (a)                          10.07              0.53               (0.03)             0.50             (0.53)
----------------------------------   -----------------  -----------------  ----------------- ----------------- -----------------

StocksPLUS Fund
  09/30/1999 (c)                     $    14.27         $    0.26          $    (0.16)       $     0.10        $    (0.23)
----------------------------------   -----------------  -----------------  ----------------- ----------------- -----------------
  03/31/1999 (a)                          14.13              0.79                1.38              2.17             (0.79)
----------------------------------   -----------------  -----------------  ----------------- ----------------- -----------------

Strategic Balanced Fund
  09/30/1999 (c)                     $    12.75         $    0.30          $    (0.36)       $    (0.06)       $    (0.11)
----------------------------------   -----------------  -----------------  ----------------- ----------------- -----------------
  03/31/1999 (a)                          12.65              0.79                0.60              1.39             (0.62)
----------------------------------   -----------------  -----------------  ----------------- ----------------- -----------------

Total Return Fund
  09/30/1999 (c)                     $    10.36         $    0.29          $    (0.30)       $    (0.01)       $    (0.29)
----------------------------------   -----------------  -----------------  ----------------- ----------------- -----------------
  03/31/1999 (a)                          10.66              0.59                0.12              0.71             (0.59)
----------------------------------   -----------------  -----------------  ----------------- ----------------- -----------------

Total Return Mortgage Fund
  09/30/1999 (c)                     $    10.19         $    0.27          $    (0.21)       $     0.06        $    (0.27)
----------------------------------   -----------------  -----------------  ----------------- ----------------- -----------------
  03/31/1999 (a)                          10.27              0.53                0.02              0.55             (0.53)
----------------------------------   -----------------  -----------------  ----------------- ----------------- -----------------

+   Annualized
(a) Commenced operations on April 8, 1998.
(b) Per share amounts based on average number of shares outstanding during the period.
(c) Unaudited
(d) Ratio of expenses to average net assets excluding interest expense is 0.95%.

80 See accompanying notes

                   Distributions     Distributions in
Dividends in       from Net          Excess of Net
Excess of Net      Realized Capital  Realized Capital  Total          Net Asset Value                 Net Assets End
Investment Income  Gains             Gains             Distributions  End of Period    Total Return   of Period (000s)
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------
$            0.00  $           0.00  $           0.00  $       (0.30) $         10.14         (1.85)% $         10,940
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------
             0.00             (0.10)            (0.25)         (0.88)           10.63          6.46              8,513
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------


$            0.00  $           0.00  $           0.00  $       (0.44) $         10.73         (0.52)% $         18,947
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------
            (0.01)             0.00              0.00          (0.89)           11.23          4.00              9,065
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------


$            0.00  $           0.00  $           0.00  $       (0.29) $          9.90          0.95%  $          9,288
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------
             0.00             (0.01)            (0.05)         (0.66)           10.10          5.77              6,481
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------


$            0.00  $           0.00  $           0.00  $       (0.21) $          9.56         (3.48)% $            362
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------
             0.00              0.00              0.00          (0.40)           10.12          5.47                242
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------


$            0.00  $           0.00  $           0.00  $       (0.32) $          9.82          3.19%  $          5,436
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------
            (0.06)             0.00              0.00          (0.50)            9.83          5.89                193
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------


$            0.00  $           0.00  $           0.00  $       (0.27) $          9.96          1.97%  $          4,119
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------
             0.00              0.00             (0.01)         (0.54)           10.03          5.10              2,278
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------


$            0.00  $           0.00  $           0.00  $       (0.23) $         14.14          0.67%  $          2,873
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------
             0.00             (1.24)             0.00          (2.03)           14.27         16.69              1,721
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------

$            0.00  $           0.00  $           0.00  $       (0.11) $         12.58          0.25%  $            223
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------
             0.00             (0.67)             0.00          (1.29)           12.75         11.45                173
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------


$            0.00  $           0.00  $           0.00  $       (0.29) $         10.06         (0.09)% $         57,434
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------
             0.00             (0.24)            (0.18)         (1.01)           10.36          6.73             34,839
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------


$            0.00  $           0.00  $           0.00  $       (0.27) $          9.98          0.54%  $            129
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------
             0.00             (0.03)            (0.07)         (0.63)           10.19          5.41                183
-----------------  ----------------  ----------------  -------------  ---------------  ------------   ----------------

                         Ratio of Net
          Ratio of       Investment
          Expenses to    Income (Loss)
          Average Net    to Average     Portfolio
          Assets         Net Assets     Turnover Rate
          -----------    -------------  -------------
            1.04%+(d)           5.70%+            90%
          -----------    -------------  -------------
            0.95                4.82             376
          -----------    -------------  -------------


            0.90%+              8.05%+            17%
          -----------    -------------  -------------
            0.90                8.07              39
          -----------    -------------  -------------


            0.75%+              5.85%+            52%
          -----------    -------------  -------------
            0.75                5.81             245
          -----------    -------------  -------------


            0.86%+              4.24%+            48%
          -----------    -------------  -------------
            0.85                3.99              70
          -----------    -------------  -------------


            0.92%+              5.90%+           103%
          -----------    -------------  -------------
            0.92                4.75             438
          -----------    -------------  -------------


            0.75%+              5.27%+            21%
          -----------    -------------  -------------
            0.75                5.05              47
          -----------    -------------  -------------


            1.05%+              3.52%+            46%
          -----------    -------------  -------------
            1.05                8.12              81
          -----------    -------------  -------------

            1.05%+              4.54%+            34%
          -----------    -------------  -------------
            1.05                6.41              82
          -----------    -------------  -------------


            0.78%+              5.66%+            46%
          -----------    -------------  -------------
            0.75                5.21             154
          -----------    -------------  -------------


            0.91%+              5.34%+           190%
          -----------    -------------  -------------
            0.90                5.15             158
          -----------    -------------  -------------

                                                      See accompanying notes  81

Statements of Assets and Liabilities
September 30, 1999 (Unaudited)


Amounts in thousands, except per share amounts         Foreign Bond Fund  High Yield Fund  Low Duration Fund  Municipal Bond Fund
                                                       -----------------  ---------------  -----------------  -------------------
Assets:

Investments, at value                                  $         999,720  $     3,473,714  $       4,775,841  $            55,762
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Cash and foreign currency                                         11,021              222             19,198                    2
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Receivable for investments and foreign currency sold             208,441           39,058             22,554                2,163
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Receivable for Fund shares sold                                      413            4,675              9,576                  265
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Variation margin receivable                                            5                0                644                    0
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Interest and dividends receivable                                 16,030           73,808             54,614                  818
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Other assets                                                         658               21                565                    0
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
                                                               1,236,288        3,591,498          4,882,992               59,010
====================================================== =================  ===============  =================  ===================

Liabilities:

Payable for investments and foreign currency purchased $          71,426  $         7,365  $         144,619  $             3,067
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Payable for financing transactions                               566,981            5,615             80,210                    0
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Notes payable                                                     14,490                0                  0                    0
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Written options outstanding                                        1,416                0              9,228                    0
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Payable for Fund shares redeemed                                   1,051           13,675             14,430                  314
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Dividends payable                                                    595            5,044              3,478                   67
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Accrued investment advisory fee                                      119              760                938                   11
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Accrued administration fee                                           137              874                753                   16
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Accrued distribution fee                                              35              496                112                   18
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Accrued servicing fee                                                 23              189                 89                   10
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Variation margin payable                                               0                0                  0                    0
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Other liabilities                                                    495              153                169                    5
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
                                                                 656,768           34,171            254,026                3,508
====================================================== =================  ===============  =================  ===================

Net Assets                                             $         579,520  $     3,557,327  $       4,628,966  $            55,502
====================================================== =================  ===============  =================  ===================

Net Assets Consist of:

Paid in capital                                        $         597,565  $     3,804,235  $       4,710,408  $            56,011
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Undistributed (overdistributed) net investment income              8,577           (2,253)            (3,954)                   0
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Accumulated undistributed net realized gain (loss)                (6,149)         (77,712)           (39,093)                (430)
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Net unrealized (depreciation)                                    (20,473)        (166,943)           (38,395)                 (79)
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
                                                       $         579,520  $     3,557,327  $       4,628,966  $            55,502
====================================================== =================  ===============  =================  ===================

Net Assets:

Class D                                                $          10,940  $        18,947  $           9,288  $               362
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------
Other Classes                                                    568,580        3,538,380          4,619,678               55,140
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------

Shares Issued and Outstanding:

Class D                                                            1,078            1,767                937                   38
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding):

Class D                                                $           10.14  $         10.73  $            9.90  $              9.56
------------------------------------------------------ -----------------  ---------------  -----------------  -------------------

Cost of Investments Owned                              $       1,006,965  $     3,640,769  $       4,812,209  $            55,841
====================================================== =================  ===============  =================  ===================
Cost of Foreign Currency Held                          $           9,276  $             0  $           5,896  $                 0
====================================================== =================  ===============  =================  ===================

82  See accompanying notes

                                                                                                          Total Return
Real Return Bond Fund   Short-Term Fund   StocksPLUS Fund   Strategic Balanced Fund   Total Return Fund   Mortgage Fund
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
$             179,062   $       676,892   $     1,395,524   $               187,107   $      36,954,117   $       4,795
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                  103               563             2,780                       434              26,082               0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                6,070            21,150               598                     4,671           1,122,209           7,225
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                  567             9,872             4,300                       513              65,263               0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                    0                 0            15,933                     1,370              29,125               0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                1,474             3,903             4,560                     1,240             307,707              27
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                  321                 0                 0                         4               9,166               1
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
              187,597           712,380         1,423,695                   195,339          38,513,669          12,048
=====================   ===============   ===============   =======================   =================   =============

$               3,432   $         6,755   $        32,501   $                21,647   $       5,921,552   $       8,016
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
               65,848            30,902                 0                     6,166           2,658,386               0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                    0            27,142                 0                         0             413,429               0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                    0                 0             1,576                       132              27,977               0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                  250            37,227             1,928                    11,926             117,878               0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                  196               577                 1                         0              33,415               0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                   20               129               463                        58               5,936               1
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                   24               117               267                        41               4,827               1
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                    8                 8               338                        15               1,404               0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                    6                23               163                         7                 636               0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                    1                 0                 0                         0                   0               0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                    0                17                39                         0              16,626               0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
               69,785           102,897            37,276                    39,992           9,202,066           8,018
=====================   ===============   ===============   =======================   =================   =============

$             117,812   $       609,483   $     1,386,419   $               155,347   $      29,311,603   $       4,030
=====================   ===============   ===============   =======================   =================   =============


$             118,302   $       613,070   $     1,296,447   $               154,711   $      30,501,872   $       4,053
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                   52               369            59,607                     2,441             (76,156)              2
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                  214              (768)           89,313                     3,194            (715,294)             11
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                 (756)           (3,188)          (58,948)                   (4,999)           (398,819)            (36)
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
$             117,812   $       609,483   $     1,386,419   $               155,347   $      29,311,603   $       4,030
=====================   ===============   ===============   =======================   =================   =============

$               5,436   $         4,119   $         2,873   $                   223   $          57,434   $         129
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
              112,376           605,364         1,383,546                   155,124          29,254,169           3,901
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------

                  554               413               203                        18               5,710              13
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------


$                9.82   $          9.96   $         14.14   $                 12.58   $           10.06   $        9.98
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------

$             179,830   $       680,187   $     1,396,848   $               187,775   $      37,318,886   $       4,832
=====================   ===============   ===============   =======================   =================   =============
$                  99   $           566   $         2,327   $                    22   $           9,363   $           0
=====================   ===============   ===============   =======================   =================   =============


                                                      See accompanying notes  83

Statements of Operations
For the six months ended September 30, 1999 (Unaudited)

Amounts in thousands                                   Foreign Bond Fund   High Yield Fund   Low Duration Fund   Municipal Bond Fund
                                                       -----------------   ---------------   -----------------   -------------------
Investment Income:
Interest                                               $          20,507   $       156,549   $         131,758   $            1,498
----------------------------------------------------   -----------------   ---------------   -----------------   ------------------
Dividends                                                              0             4,185               3,620                    0
----------------------------------------------------   -----------------   ---------------   -----------------   ------------------
  Total Income                                                    20,507           160,734             135,378                1,498
====================================================   =================   ===============   =================   ==================

Expenses:
Investment advisory fees                                             754             4,458               5,058                   72
----------------------------------------------------   -----------------   ---------------   -----------------   ------------------
Administration fees                                                  853             5,123               4,087                   98
----------------------------------------------------   -----------------   ---------------   -----------------   ------------------
Servicing fees - Class D                                              12                19                  10                    0
----------------------------------------------------   -----------------   ---------------   -----------------   ------------------
Distribution and/or servicing fees - Other Classes                   316             4,036               1,213                  177
----------------------------------------------------   -----------------   ---------------   -----------------   ------------------
Trustees' fees                                                         2                 9                  11                    0
----------------------------------------------------   -----------------   ---------------   -----------------   ------------------
Organization costs                                                     0                 0                   0                    0
----------------------------------------------------   -----------------   ---------------   -----------------   ------------------
Interest Expense                                                     282                50                  43                    5
----------------------------------------------------   -----------------   ---------------   -----------------   ------------------
  Total Expenses                                                   2,219            13,695              10,422                  352
----------------------------------------------------   -----------------   ---------------   -----------------   ------------------

Net Investment Income                                             18,288           147,039             124,956                1,146
====================================================   =================   ===============   =================   ==================

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                           (7,430)          (15,595)            (19,309)                (424)
----------------------------------------------------   -----------------   ---------------   -----------------   ------------------
Net realized gain (loss) on
  futures contracts and written options                            1,499                 0              (1,720)                   0
----------------------------------------------------   -----------------   ---------------   -----------------   ------------------
Net realized gain (loss) on foreign currency
  transactions                                                       (51)                0              (5,499)                   0
----------------------------------------------------   -----------------   ---------------   -----------------   ------------------
Net change in unrealized appreciation
  (depreciation) on investments                                      (17)         (153,619)            (51,400)              (2,904)
----------------------------------------------------   -----------------   ---------------   -----------------   ------------------
Net change in unrealized appreciation
  (depreciation) on futures contracts and written
  options                                                           (211)                0              (1,926)                   0
----------------------------------------------------   -----------------   ---------------   -----------------   ------------------
Net change in unrealized appreciation
  (depreciation) on translation of assets and
  liabilities denominated in foreign currencies                  (22,781)                0                 409                    0
----------------------------------------------------   -----------------   ---------------   -----------------   ------------------

  Net Gain (Loss)                                                (28,991)         (169,214)            (79,445)              (3,328)
----------------------------------------------------   -----------------   ---------------   -----------------   ------------------

Net Increase (Decrease) in Assets
  Resulting from Operations                            $         (10,703)  $       (22,175)  $          45,511   $           (2,182)
====================================================   =================   ===============   =================   ==================

84  See accompanying notes

                                                                                                          Total Return
Real Return Bond Fund   Short-Term Fund   StocksPLUS Fund   Strategic Balanced Fund   Total Return Fund   Mortgage Fund
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------

               $2,061           $18,394           $33,195                    $3,017           $ 896,643            $126
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                    0                 0                0                          0               2,002               0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                2,061            18,394            33,195                     3,017             898,645             126
=====================   ===============   ===============   =======================   =================   =============


                   66               751             2,697                       215              34,509               5
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                   79               679             2,260                       136              27,963               5
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                    2                 4                 3                         0                  56               0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                   53               175             2,907                         9              11,614               0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                    0                 2                 3                         0                  75               0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                    1                 0                 0                         0                   0               0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                   12                20               110                         2               4,249               0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                  213             1,631             7,980                       362              78,466              10
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------

                1,848            16,763            25,215                     2,655             820,179             116
=====================   ===============   ===============   =======================   =================   =============


                  220              (458)           (2,791)                     (606)           (370,699)             11
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------

                   34                 0            38,008                     1,825            (137,403)              0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------
                  (39)             (185)           (2,684)                      (80)            (10,913)              0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------

                 (654)           (3,178)               11                      (599)           (264,964)            (93)
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------


                    0                 0           (57,129)                   (4,667)             (7,121)              0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------


                   15                41            (2,276)                     (128)            (12,538)              0
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------

                 (424)           (3,780)          (26,861)                   (4,255)           (803,638)            (82)
---------------------   ---------------   ---------------   -----------------------   -----------------   -------------


               $1,424           $12,983          $ (1,646)                 $ (1,600)            $16,541            $ 34
=====================   ===============   ===============   =======================   =================   =============

                                                      See accompanying notes  85

Statements of Changes in Net Assets

Amounts in thousands

                                                               Foreign Bond
                                                               -----------------------------------------
Increase (Decrease) in Net Assets from:                          Six Months Ended             Year Ended
                                                               September 30, 1999         March 31, 1999
                                                                      (Unaudited)
Operations:
Net investment income                                                $     18,288           $     27,910
-----------------------------------------------------------    ------------------------------------------
Net realized gain (loss)                                                   (5,982)                 5,073
-----------------------------------------------------------    ------------------------------------------
Net change in unrealized appreciation (depreciation)                      (23,009)                 5,504
-----------------------------------------------------------    ------------------------------------------
Net increase (decrease) resulting from operations                         (10,703)                38,487
===========================================================    ==========================================

Distributions to Shareholders:
From net investment income
  Class D                                                                    (283)                  (175)
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                           (17,851)               (27,885)
-----------------------------------------------------------    ------------------------------------------
In excess of net investment income
  Class D                                                                       0                      0
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                                 0                      0
-----------------------------------------------------------    ------------------------------------------
From net realized capital gains
  Class D                                                                       0                    (45)
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                                 0                 (4,964)
-----------------------------------------------------------    ------------------------------------------
In excess of net realized capital gains
  Class D                                                                       0                   (111)
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                                 0                (12,426)
-----------------------------------------------------------    ------------------------------------------
Total Distributions                                                       (18,134)               (45,606)
===========================================================    ==========================================

Fund Share Transactions:
Receipts for shares sold
  Class D                                                                   4,140                  9,232
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                           113,195                350,670
-----------------------------------------------------------    ------------------------------------------
Issued in reorganization
  Class D                                                                       0                      0
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                                 0                      0
-----------------------------------------------------------    ------------------------------------------
Issued as reinvestment of distributions
  Class D                                                                     283                    331
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                            13,945                 33,550
-----------------------------------------------------------    ------------------------------------------
Cost of shares redeemed
  Class D                                                                  (1,521)                  (980)
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                          (142,468)              (194,707)
-----------------------------------------------------------    ------------------------------------------

Net increase (decrease) resulting from Fund share
 transactions                                                             (12,426)               198,096
-----------------------------------------------------------    ------------------------------------------

Total Increase (Decrease) in Net Assets                                   (41,263)               190,977
===========================================================    ==========================================

Net Assets:
Beginning of period                                                       620,783                429,806
-----------------------------------------------------------    ------------------------------------------
End of period *                                                      $    579,520           $    620,783
-----------------------------------------------------------    ------------------------------------------

*Including net undistributed (overdistributed) investment
    income of:                                                             $8,577           $      8,423
-----------------------------------------------------------    ------------------------------------------

                                                               High Yield Fund
                                                               ------------------------------------------
                                                                 Six Months Ended             Year Ended
                                                               September 30, 1999         March 31, 1999
                                                                      (Unaudited)

Operations:
Net investment income                                                $    147,039           $    206,013
-----------------------------------------------------------    ------------------------------------------
Net realized gain (loss)                                                  (15,595)                (5,689)
-----------------------------------------------------------    ------------------------------------------
Net change in unrealized appreciation (depreciation)                     (153,619)               (88,818)
-----------------------------------------------------------    ------------------------------------------
Net increase (decrease) resulting from operations                         (22,175)               111,506
===========================================================    ==========================================

Distributions to Shareholders:
From net investment income
  Class D                                                                    (621)                  (189)
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                          (146,387)              (203,295)
-----------------------------------------------------------    ------------------------------------------
In excess of net investment income
  Class D                                                                       0                     (2)
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                                 0                 (2,628)
-----------------------------------------------------------    ------------------------------------------
From net realized capital gains
  Class D                                                                       0                      0
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                                 0                      0
-----------------------------------------------------------    ------------------------------------------
In excess of net realized capital gains
  Class D                                                                       0                      0
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                                 0                      0
-----------------------------------------------------------    ------------------------------------------
Total Distributions                                                      (147,008)              (206,114)
===========================================================    ==========================================

Fund Share Transactions:
Receipts for shares sold
  Class D                                                                  12,585                 10,561
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                         1,113,140              1,978,791
-----------------------------------------------------------    ------------------------------------------
Issued in reorganization
  Class D                                                                       0                      0
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                                 0                      0
-----------------------------------------------------------    ------------------------------------------
Issued as reinvestment of distributions
  Class D                                                                     617                    189
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                           121,927                172,090
-----------------------------------------------------------    ------------------------------------------
Cost of shares redeemed
  Class D                                                                  (2,564)                (1,705)
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                          (742,445)            (1,052,728)
-----------------------------------------------------------    ------------------------------------------

Net increase (decrease) resulting from Fund share
 transactions                                                             503,260              1,107,198
-----------------------------------------------------------    ------------------------------------------

Total Increase (Decrease) in Net Assets                                   334,077              1,012,590
===========================================================    ==========================================

Net Assets:
Beginning of period                                                     3,223,250              2,210,660
-----------------------------------------------------------    ------------------------------------------
End of period *                                                      $  3,557,327              3,223,250
-----------------------------------------------------------    ------------------------------------------

*Including net undistributed (overdistributed) investment
   income of:                                                        $     (2,253)          $     (2,284)
===========================================================    ==========================================



                                                               Low Duration Fund
                                                               ------------------------------------------
Increase (Decrease) in Net from:                                 Six Months Ended             Year Ended
                                                               September 30, 1999         March 31, 1999
                                                                      (Unaudited)
Operations:
Net investment income                                                $    124,956           $    217,276
-----------------------------------------------------------    ------------------------------------------
Net realized gain (loss)                                                  (26,528)                 4,149
-----------------------------------------------------------    ------------------------------------------
Net change in unrealized appreciation (depreciation)                      (52,917)               (10,418)
-----------------------------------------------------------    ------------------------------------------
Net increase (decrease) resulting from operations                          45,511                211,007
===========================================================    ==========================================

Distributions to Shareholders:
From net investment income
  Class D                                                                    (234)                  (137)
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                          (124,669)              (217,153)
-----------------------------------------------------------    ------------------------------------------
In excess of net investment income
  Class D                                                                       0                      0
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                                 0                      0
-----------------------------------------------------------    ------------------------------------------
From net realized capital gains
  Class D                                                                       0                     (4)
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                                 0                 (4,129)
-----------------------------------------------------------    ------------------------------------------
In excess of net realized capital gains
  Class D                                                                       0                    (16)
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                                 0                (17,279)
-----------------------------------------------------------    ------------------------------------------
Total Distributions                                                      (124,903)              (238,718)
===========================================================    ==========================================

Fund Share Transactions:
Receipts for shares sold
  Class D                                                                   3,738                  7,014
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                         2,001,331              3,064,922
-----------------------------------------------------------    ------------------------------------------
Issued in reorganization
  Class D                                                                       0                      0
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                                 0                      0
-----------------------------------------------------------    ------------------------------------------
Issued as reinvestment of distributions
  Class D                                                                     231                    153
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                           106,239                200,834
-----------------------------------------------------------    ------------------------------------------
Cost of shares redeemed
  Class D                                                                  (1,003)                  (644)
-----------------------------------------------------------    ------------------------------------------
  Other Classes                                                        (1,273,425)            (2,374,959)
-----------------------------------------------------------    ------------------------------------------

Net increase (decrease) resulting from Fund share
 transactions                                                             837,111                897,320
-----------------------------------------------------------    ------------------------------------------

Total Increase (Decrease) in Net Assets                                   757,719                869,609
===========================================================    ==========================================

Net Assets:
Beginning of period                                                     3,871,247              3,001,638
-----------------------------------------------------------    ------------------------------------------
End of period *                                                      $  4,628,966           $  3,871,247
-----------------------------------------------------------    ------------------------------------------

*Including net undistributed (overdistributed) investment
  income of:                                                         $     (3,954)          $     (4,007)
-----------------------------------------------------------    ------------------------------------------


86 See accompanying notes


Municipal Bond Fund                  Real Return bond fund                 Short-Term Fund
----------------------------------   -----------------------------------   ----------------------------------
  Six Months Ended      Year Ended     Six Months Ended       Year Ended     Six Months Ended      Year Ended
September 30, 1999  March 31, 1999   September 30, 1999   March 31, 1999   September 30, 1999  March 31, 1999
       (Unaudited)                          (Unaudited)                           (Unaudited)

$            1,146  $        1,602    $           1,848   $          695   $           16,763  $       25,972
----------------------------------   -----------------------------------   ----------------------------------
              (424)             (6)                 215              131                 (643)            217
----------------------------------   -----------------------------------   ----------------------------------
            (2,904)          2,835                 (639)             (46)              (3,137)           (613)
----------------------------------   -----------------------------------   ----------------------------------
            (2,182)          4,431                1,424              780               12,983          25,576
==================================   ===================================   ==================================



                (6)             (7)                 (39)              (5)                 (95)            (33)
----------------------------------   -----------------------------------   ----------------------------------
            (1,138)         (1,595)              (1,744)            (663)             (16,642)        (25,945)
----------------------------------   -----------------------------------   ----------------------------------

                 0               0                    0               (1)                   0               0
----------------------------------   -----------------------------------   ----------------------------------
                 0              (2)                   0              (92)                   0               0
----------------------------------   -----------------------------------   ----------------------------------

                 0               0                    0                0                    0               0
----------------------------------   -----------------------------------   ----------------------------------
                 0               0                    0               (7)                   0            (134)
----------------------------------   -----------------------------------   ----------------------------------

                 0               0                    0                0                    0              (1)
----------------------------------   -----------------------------------   ----------------------------------
                 0               0                    0                0                    0            (514)
----------------------------------   -----------------------------------   ----------------------------------
            (1,144)         (1,604)              (1,783)            (768)             (16,737)        (26,627)
==================================   ===================================   ==================================


               156             340                5,428              186                2,517           2,535
----------------------------------   -----------------------------------   ----------------------------------
             9,141          17,943               87,001           24,583              747,164       1,042,572
----------------------------------   -----------------------------------   ----------------------------------

                 0               0                    0                0                    0               0
----------------------------------   -----------------------------------   ----------------------------------
                 0          47,296                    0                0                    0               0
----------------------------------   -----------------------------------   ----------------------------------

                 6               6                   38                7                   95              34
----------------------------------   -----------------------------------   ----------------------------------
               840           1,155                1,235              600               13,455          19,324
----------------------------------   -----------------------------------   ----------------------------------

               (26)           (105)                (215)              (1)                (748)           (294)
----------------------------------   -----------------------------------   ----------------------------------
            (9,847)        (13,927)              (3,527)          (5,058)            (751,234)       (671,328)
----------------------------------   -----------------------------------   ----------------------------------

               270          52,708               89,960           20,317               11,249         392,843
----------------------------------   -----------------------------------   ----------------------------------

            (3,056)         55,535               89,601           20,329                7,495         391,792
==================================   ===================================   ==================================


            58,558           3,023               28,211            7,882              601,988         210,196
----------------------------------   -----------------------------------   ----------------------------------
$           55,502  $       58,558   $          117,812   $       28,211   $          609,483  $      601,988
----------------------------------   -----------------------------------   ----------------------------------

$                0  $           (2)  $               52   $          (13)  $              369  $          343
----------------------------------   -----------------------------------   ----------------------------------

StocksPLUS Fund
----------------------------------
  Six Months Ended      Year Ended
September 30, 1999  March 31, 1999
       (Unaudited)

$           25,215  $       56,693
----------------------------------
            32,533         107,476
----------------------------------
           (59,394)        (10,410)
----------------------------------
            (1,646)        153,759
==================================



               (37)            (60)
----------------------------------
           (20,544)        (50,872)
----------------------------------

                 0               0
----------------------------------
                 0               0
----------------------------------

                 0             (99)
----------------------------------
                 0         (76,776)
----------------------------------

                 0               0
----------------------------------
                 0               0
----------------------------------
           (20,581)       (127,807)
==================================



             1,395           1,948
----------------------------------
           441,619         694,938
----------------------------------

                 0               0
----------------------------------
                 0               0
----------------------------------

                36             159
----------------------------------
            19,186         115,895
----------------------------------

              (219)           (430)
----------------------------------
          (255,113)       (314,432)
----------------------------------

           206,904         498,078
----------------------------------

           184,677         524,030
==================================


         1,201,742         677,712
----------------------------------
$        1,386,419  $    1,201,742
----------------------------------

$           59,607  $       54,973
----------------------------------

                                                      See accompanying notes  87

Amounts in thousands                                                   Strategic Balanced Fund
                                                                       ---------------------------------------
                                                                         Six Months Ended           Year Ended
Increase (Decrease) in Net Assets from:                                September 30, 1999       March 31, 1999
                                                                              (Unaudited)
Operations :
Net investment income                                                  $            2,655       $        3,531
--------------------------------------------------------------------   ---------------------------------------
Net realized gain (loss)                                                            1,139                3,599
--------------------------------------------------------------------   ---------------------------------------
Net change in unrealized (depreciation)                                            (5,394)                 (31)
--------------------------------------------------------------------   ---------------------------------------
Net increase (decrease) resulting from operations                                  (1,600)               7,099
--------------------------------------------------------------------   ---------------------------------------

Distributions to Shareholders:
From net investment income
  Class D                                                                              (3)                  (7)
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                    (2,396)              (3,137)
--------------------------------------------------------------------   ---------------------------------------
In excess of net investment income
  Class D                                                                               0                    0
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                         0                    0
--------------------------------------------------------------------   ---------------------------------------
From net realized capital gains
  Class D                                                                               0                   (7)
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                         0               (3,351)
--------------------------------------------------------------------   ---------------------------------------
In excess of net realized capital gains
  Class D                                                                               0                    0
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                         0                    0
--------------------------------------------------------------------   ---------------------------------------
Total Distributions                                                                (2,399)              (6,502)
====================================================================   =======================================

Fund Share Transactions:
Receipts for shares sold
  Class D                                                                              76                  164
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                    11,842               55,153
--------------------------------------------------------------------   ---------------------------------------
Issued in reorganization
  Class D                                                                               0                    0
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                    66,780                    0
--------------------------------------------------------------------   ---------------------------------------
Issued as reinvestment of distributions
  Class D                                                                               3                   14
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                     1,029                4,030
--------------------------------------------------------------------   ---------------------------------------
Cost of shares redeemed
  Class D                                                                             (25)                  (6)
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                   (18,477)                (640)
--------------------------------------------------------------------   ---------------------------------------

Net increase (decrease) resulting from Fund share transactions                     61,228               58,715
--------------------------------------------------------------------   ---------------------------------------

Total Increase (Decrease) in Net Assets                                            57,229               59,312
====================================================================   =======================================

Net Assets:
Beginning of period                                                                98,118               38,806
--------------------------------------------------------------------   ---------------------------------------
End of period *                                                        $          155,347       $       98,118
--------------------------------------------------------------------   ---------------------------------------

*Including net undistributed (overdistributed) investment income of:   $            2,441       $        2,185
--------------------------------------------------------------------   ---------------------------------------


Amounts in thousands                                                   Total Return Fund
                                                                       ---------------------------------------
                                                                         Six Months Ended           Year Ended
Increase (Decrease) in Net Assets from:                                September 30, 1999       March 31, 1999
                                                                              (Unaudited)
Operations :
Net investment income                                                  $          820,179       $    1,285,330
--------------------------------------------------------------------   ---------------------------------------
Net realized gain (loss)                                                         (519,015)             472,416
--------------------------------------------------------------------   ---------------------------------------
Net change in unrealized (depreciation)                                          (284,623)            (239,440)
--------------------------------------------------------------------   ---------------------------------------
Net increase (decrease) resulting from operations                                  16,541            1,518,306
====================================================================   =======================================

Distributions to Shareholders:
From net investment income
  Class D                                                                          (1,281)                (500)
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                  (817,986)          (1,285,393)
--------------------------------------------------------------------   ---------------------------------------
In excess of net investment income
  Class D                                                                               0                    0
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                         0                    0
--------------------------------------------------------------------   ---------------------------------------
From net realized capital gains
  Class D                                                                               0                 (254)
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                         0             (512,310)
--------------------------------------------------------------------   ---------------------------------------
In excess of net realized capital gains
  Class D                                                                               0                 (190)
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                         0             (384,355)
--------------------------------------------------------------------   ---------------------------------------
Total Distributions                                                              (819,267)          (2,183,002)
====================================================================   =======================================

Fund Share Transactions:
Receipts for shares sold
  Class D                                                                          31,007               37,112
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                 6,559,527           12,657,649
--------------------------------------------------------------------   ---------------------------------------
Issued in reorganization
  Class D                                                                               0                    0
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                         0                    0
--------------------------------------------------------------------   ---------------------------------------
Issued as reinvestment of distributions
  Class D                                                                           1,280                  944
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                   653,998            1,827,187
--------------------------------------------------------------------   ---------------------------------------
Cost of shares redeemed
  Class D                                                                          (8,425)              (2,472)
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                (3,247,562)          (5,822,931)
--------------------------------------------------------------------   ---------------------------------------

Net increase (decrease) resulting from Fund share transactions                  3,989,825            8,697,489
--------------------------------------------------------------------   ---------------------------------------

Total Increase (Decrease) in Net Assets                                         3,187,099            8,032,793
====================================================================   =======================================

Net Assets:
Beginning of period                                                            26,124,504           18,091,711
--------------------------------------------------------------------   ---------------------------------------
End of period *                                                        $       29,311,603       $   26,124,504
--------------------------------------------------------------------   ---------------------------------------

*Including net undistributed (overdistributed) investment income of:   $          (76,156)      $      (77,068)
--------------------------------------------------------------------   ---------------------------------------


Amounts in thousands                                                   Total Return MOrtgage Fund
                                                                       ---------------------------------------
                                                                         Six Months Ended           Year Ended
Increase (Decrease) in Net Assets from:                                September 30, 1999       March 31, 1999
                                                                              (Unaudited)
Operations :
Net investment income                                                  $              116       $          221
--------------------------------------------------------------------   ---------------------------------------
Net realized gain (loss)                                                               11                   17
--------------------------------------------------------------------   ---------------------------------------
Net change in unrealized (depreciation)                                               (93)                  (4)
--------------------------------------------------------------------   ---------------------------------------
Net increase (decrease) resulting from operations                                      34                  234
====================================================================   =======================================

Distributions to Shareholders:
From net investment income
  Class D                                                                              (3)                  (6)
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                      (113)                (215)
--------------------------------------------------------------------   ---------------------------------------
In excess of net investment income
  Class D                                                                               0                    0
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                         0                    0
--------------------------------------------------------------------   ---------------------------------------
From net realized capital gains
  Class D                                                                               0                    0
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                         0                  (12)
--------------------------------------------------------------------   ---------------------------------------
In excess of net realized capital gains
  Class D                                                                               0                   (1)
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                         0                  (23)
--------------------------------------------------------------------   ---------------------------------------
Total Distributions                                                                  (116)                (257)
====================================================================   =======================================

Fund Share Transactions:
Receipts for shares sold
  Class D                                                                              20                  178
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                        50                  313
--------------------------------------------------------------------   ---------------------------------------
Issued in reorganization
  Class D                                                                               0                    0
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                         0                    0
--------------------------------------------------------------------   ---------------------------------------
Issued as reinvestment of distributions
  Class D                                                                               3                    7
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                       113                  249
--------------------------------------------------------------------   ---------------------------------------
Cost of shares redeemed
  Class D                                                                             (75)                   0
--------------------------------------------------------------------   ---------------------------------------
  Other Classes                                                                      (310)                  (1)
--------------------------------------------------------------------   ---------------------------------------

Net increase (decrease) resulting from Fund share transactions                       (199)                 746
--------------------------------------------------------------------   ---------------------------------------

Total Increase (Decrease) in Net Assets                                              (281)                 723
====================================================================   =======================================

Net Assets:
Beginning of period                                                                 4,311                3,588
--------------------------------------------------------------------   ---------------------------------------
End of period *                                                        $            4,030       $        4,311
--------------------------------------------------------------------   ---------------------------------------

*Including net undistributed (overdistributed) investment income of:   $                2       $            2
--------------------------------------------------------------------   ---------------------------------------


88 See accompanying notes

Statements of Cash Flows
For the period ended September 30, 1999 (Unaudited)



Amounts in thousands                                                   Foreign Bond Fund        Real Return Bond Fund
                                                                       -----------------        ---------------------
Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities

Sales of Fund shares                                                   $         119,263        $              92,067
---------------------------------------------------------------------  -----------------        ---------------------
Redemptions of Fund shares                                                      (145,426)                      (3,551)
---------------------------------------------------------------------  -----------------        ---------------------
Cash distributions paid                                                           (3,922)                        (362)
---------------------------------------------------------------------  -----------------        ---------------------
Increase/(decrease) from financing transactions                                   19,305                       41,654
---------------------------------------------------------------------  -----------------        ---------------------
Net increase (decrease) from financing activities                                (10,780)                     129,808
=====================================================================  =================        =====================

Operating Activities

Purchases of long-term securities and foreign currency                        (1,886,127)                    (225,734)
---------------------------------------------------------------------  -----------------        ---------------------
Proceeds from sales of long-term securities and foreign currency               1,882,144                       96,515
---------------------------------------------------------------------  -----------------        ---------------------
Purchases of short-term securities (net)                                          35,911                       (2,344)
---------------------------------------------------------------------  -----------------        ---------------------
Net investment income                                                             18,288                        1,848
---------------------------------------------------------------------  -----------------        ---------------------
Change in other receivables/payables (net)                                       (28,415)                        (878)
---------------------------------------------------------------------  -----------------        ---------------------
Net increase (decrease) from operating activities                                 21,801                     (130,593)
=====================================================================  =================        =====================

Net Increase in Cash and Foreign Currency                                         11,021                         (785)
=====================================================================  =================        =====================

Cash and Foreign Currency

Beginning of period                                                                    0                          888
---------------------------------------------------------------------  -----------------        ---------------------
End of period                                                          $          11,021        $                 103
=====================================================================  =================        =====================

                                                      See accompanying notes  89

Notes to Financial Statements
September 30, 1999 (Unaudited)

1. Organization
PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 28 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). The Long Duration Fund had not commenced operations as of September 30, 1999. Information presented in these financial statements pertains to the Class D shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, and C Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the StocksPLUS and Strategic Balanced Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the StocksPLUS and Strategic Balanced Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the StocksPLUS and Strategic Balanced Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the StocksPLUS and Strategic Balanced Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. A Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. Certain Funds are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its

September 30, 1999 (Unaudited)

net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though principal is not received until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. which serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.40% for the StocksPLUS and Strategic Balanced Funds and 0.25% for all other Funds.

Administration Fee. Pacific Investment Management Company (PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. which also serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class's average daily net assets. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Low Duration, Short-Term, Total Return Funds, 0.35% for the Municipal Bond, 0.45% for the Foreign Bond and 0.40% for all other Funds. The Administration Fee for the Institutional and Administrative Classes is charged at the annual rate of 0.18% for the Low Duration and Total Return Funds, 0.20% for the Short-Term Fund and 0.25% for all other Funds. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.35% for the Short-Term and Municipal Bond Funds, 0.45% for the Foreign Bond Fund and 0.40% for all other Funds.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), formerly PIMCO Funds Distribution Company, a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.
     The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during current fiscal year.

     Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):


                                           Effective Rate        Allowable Rate
                               -------------------------------------------------

                               Distribution  Servicing   Distribution  Servicing
                                    Fee (%)    Fee (%)        Fee (%)    Fee (%)
--------------------------------------------------------------------------------
Class A
Money Market Fund                        --       0.10             --       0.20
All other Funds                          --       0.25             --       0.25

Class B
All Funds                              0.75       0.25           0.75       0.25

Class C
Foreign Bond, High Yield
and Total Return Funds                 0.75       0.25           0.75       0.25
Municipal Bond, Real Return Bond
and StocksPLUS Funds                   0.50       0.25           0.75       0.25
Low Duration Fund                      0.50       0.25           0.50       0.25
Short-Term Fund                        0.30       0.25           0.75       0.25
Money Market Fund                        --       0.10             --       0.20

Class D
Low Duration, Short-Term, and
Total Return Funds                       --       0.25             --       0.50
Municipal Bond Fund                      --       0.25             --       0.60
Foreign Bond Fund                        --       0.25             --       0.70
All other Funds                          --       0.25             --       0.65

PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 1999, PFD received $5,401,808 representing commissions (sales charges) and contingent deferred sales charges.


Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Purchases and Sales of Securities
Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 1999 were as follows (amounts in thousands):

                           U.S. Government/Agency               All Other
                         -------------------------------------------------------
                           Purchases         Sales        Purchases      Sales
--------------------------------------------------------------------------------
Foreign Bond Fund         $  566,643     $  516,127   $   1,355,018  $ 1,412,435
High Yield Fund                    0              0       1,170,815      597,168
Low Duration Fund          1,121,701      1,598,675       1,489,622      536,811
Municipal Bond Fund                0              0          28,197       27,452
Real Return Bond Fund        200,021         90,606          23,217        6,459
Short-Term Fund               24,898         41,101         123,147       62,778
StocksPLUS Fund              386,466        276,094         344,577      169,817
Strategic Balanced Fund       83,397         45,333          43,983        8,667
Total Return Fund         23,255,503     38,945,812      27,139,903    4,360,485
Total Return Mortgage Fund    20,858          9,016             458       12,121

5. Reorganization
The Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders (amounts in thousands):


                                                                              Shares           Value of      Total Net
                                                                           Issued by      Shares Issued      Assets of
                                                                           Acquiring       by Acquiring       Acquired
Acquiring Fund                        Acquired Fund(s)            Date          Fund               Fund           Fund
----------------------------------------------------------------------------------------------------------------------
PIMCO Municipal Bond Fund        PIMCO Tax Exempt Fund      06/26/1998         4,715            $47,296        $47,296

PIMCO Strategic Balanced Fund      PIMCO Balanced Fund      09/17/1999         5,137            $66,780        $66,780

                                                                Total          Acquired
                                                           Net Assets            Fund's
                                             Total Net   of Acquiring        Unrealized
                                             Assets of     Fund After     Appreciation/
Acquiring Fund                          Acquiring Fund    Acquisition    (Depreciation)
---------------------------------------------------------------------------------------
PIMCO Municipal Bond Fund                       $4,295        $51,585           $ 2,335

PIMCO Strategic Balanced Fund                 $105,993       $172,774             $ (45)

September 30, 1999 (Unaudited)

6. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                                       Foreign Bond Fund
                                                                 ------------------------------------------------------------
                                                                    Period Ended 09/30/1999            Year Ended 03/31/1999
                                                                    Shares           Amount            Shares         Amount
--------------------------------------------------------------   -----------------------------------------------------------
Receipts for shares sold
 Class D                                                               396       $    4,140               862     $    9,232
--------------------------------------------------------------   -----------------------------------------------------------
 Other classes                                                      10,889          113,195            32,615        350,670
--------------------------------------------------------------   -----------------------------------------------------------
Shares issued in reorganization
 Class D                                                                 0                0                 0              0
--------------------------------------------------------------   -----------------------------------------------------------
 Other classes                                                           0                0                 0              0
--------------------------------------------------------------   -----------------------------------------------------------
Issued as reinvestment of distributions
 Class D                                                                27              283                31            331
--------------------------------------------------------------   -----------------------------------------------------------
 Other classes                                                       1,349           13,945             3,143         33,550
--------------------------------------------------------------   -----------------------------------------------------------
Cost of shares redeemed
 Class D                                                              (146)          (1,521)              (92)          (980)
--------------------------------------------------------------   -----------------------------------------------------------
 Other classes                                                     (13,771)        (142,468)          (18,190)      (194,707)
--------------------------------------------------------------   -----------------------------------------------------------

Net increase (decrease) resulting from Fund share transactions      (1,256)      $  (12,426)           18,369     $  198,096
==============================================================   ===========================================================
                                                                                       High Yield Fund
                                                                 -----------------------------------------------------------
                                                                    Period Ended 09/30/1999            Year Ended 03/31/1999
                                                                    Shares           Amount            Shares         Amount
--------------------------------------------------------------   -----------------------------------------------------------
Receipts for shares sold
 Class D                                                             1,140       $   12,585               940     $   10,561
--------------------------------------------------------------   -----------------------------------------------------------
 Other classes                                                     100,475        1,113,140           174,542      1,978,791
--------------------------------------------------------------   -----------------------------------------------------------
Shares issued in reorganization
 Class D                                                                 0                0                 0              0
--------------------------------------------------------------   -----------------------------------------------------------
 Other classes                                                           0                0                 0              0
--------------------------------------------------------------   -----------------------------------------------------------
Issued as reinvestment of distributions
 Class D                                                                56              617                17            189
--------------------------------------------------------------   -----------------------------------------------------------
 Other classes                                                      11,127          121,927            15,179        172,090
--------------------------------------------------------------   -----------------------------------------------------------
Cost of shares redeemed
 Class D                                                              (236)          (2,564)             (150)        (1,705)
--------------------------------------------------------------   -----------------------------------------------------------
 Other classes                                                     (67,776)        (742,445)          (93,220)    (1,052,728)
--------------------------------------------------------------   -----------------------------------------------------------

Net increase (decrease) resulting from Fund share transactions      44,786       $  503,260            97,308     $1,107,198
==============================================================   ===========================================================

                                                                                       Short-Term Fund
                                                                 -----------------------------------------------------------
                                                                    Period Ended 09/30/1999            Year Ended 03/31/1999
                                                                    Shares            Amount           Shares         Amount
--------------------------------------------------------------   -----------------------------------------------------------
Receipts for shares sold
 Class D                                                               252       $     2,517              253     $    2,535
--------------------------------------------------------------   -----------------------------------------------------------
 Other classes                                                      74,848           747,164          103,825      1,042,572
--------------------------------------------------------------   -----------------------------------------------------------
Shares issued in reorganization
 Class D                                                                 0                 0                0              0
--------------------------------------------------------------   -----------------------------------------------------------
 Other classes                                                           0                 0                0              0
--------------------------------------------------------------   -----------------------------------------------------------
Issued as reinvestment of distributions
 Class D                                                                 9                95                3             34
--------------------------------------------------------------   -----------------------------------------------------------
 Other classes                                                       1,348            13,455            1,990         19,324
--------------------------------------------------------------   -----------------------------------------------------------
Cost of shares redeemed
 Class D                                                               (75)             (748)             (29)          (294)
--------------------------------------------------------------   -----------------------------------------------------------
 Other classes                                                     (75,242)         (751,234)         (66,907)      (671,328)
--------------------------------------------------------------   -----------------------------------------------------------

Net increase (decrease) resulting from Fund share transactions       1,140       $    11,249           39,135     $  392,843
==============================================================   ===========================================================

                                                                                       StocksPLUS Fund
                                                                 -----------------------------------------------------------
                                                                    Period Ended 09/30/1999            Year Ended 03/31/1999
                                                                    Shares           Amount            Shares         Amount
--------------------------------------------------------------   -----------------------------------------------------------
Receipts for shares sold
 Class D                                                                95       $    1,395               140     $    1,948
--------------------------------------------------------------   -----------------------------------------------------------
 Other classes                                                      29,806          441,619            49,802        694,938
--------------------------------------------------------------   -----------------------------------------------------------
Shares issued in reorganization
 Class D                                                                 0                0                 0              0
--------------------------------------------------------------   -----------------------------------------------------------
 Other classes                                                           0                0                 0              0
--------------------------------------------------------------   -----------------------------------------------------------
Issued as reinvestment of distributions
 Class D                                                                 3               36                11            159
--------------------------------------------------------------   -----------------------------------------------------------
 Other classes                                                       1,336           19,186             8,515        115,895
--------------------------------------------------------------   -----------------------------------------------------------
Cost of shares redeemed
 Class D                                                               (15)            (219)              (31)          (430)
--------------------------------------------------------------   -----------------------------------------------------------
 Other classes                                                     (17,188)        (255,113)          (22,436)      (314,432)
--------------------------------------------------------------   -----------------------------------------------------------

Net increase (decrease) resulting from Fund share transactions      14,037       $  206,904            36,001     $  498,078
==============================================================   ===========================================================

7. Transactions in Written Call and Put Options
Transactions in written call and put options were as follows (amounts in thousands):

                                                                                               Strategic
                                Foreign             Low             Real       StocksPLUS       Balanced           Total
                              Bond Fund   Duration Fund      Return Fund        Term Fund           Fund     Return Fund
                            --------------------------------------------------------------------------------------------
                                                                     Premium
------------------------------------------------------------------------------------------------------------------------
Balance at 03/31/1999       $       126         $ 1,830               $0          $    53           $ 21         $35,106
Sales                             1,295           7,749                5            8,344            517          54,967
Closing Buys                          0               0                0             (515)           (20)           (827)
Expirations                        (297)           (454)              (5)          (6,509)          (380)        (50,564)
Exercised                             0               0                0                0              0            (791)
------------------------------------------------------------------------------------------------------------------------
Balance at 09/30/1999       $     1,124         $ 9,125               $0          $ 1,373           $138         $37,891
------------------------------------------------------------------------------------------------------------------------


                Low Duration Fund                                  Municipal Bond Fund
-----------------------------------------------  --------------------------------------------------
Period Ended 09/30/1999   Year Ended 03/31/1999     Period Ended 09/30/1999   Year Ended 03/31/1999
   Shares        Amount   Shares         Amount        Shares        Amount   Shares        Amount
-----------------------------------------------  --------------------------------------------------
      374    $    3,738      690     $    7,014            16     $     156       33      $    340
-----------------------------------------------  --------------------------------------------------
  200,961     2,001,331  301,301      3,064,922           922         9,141    2,000        17,943
-----------------------------------------------  --------------------------------------------------

       0              0        0              0             0             0        0             0
-----------------------------------------------  --------------------------------------------------
       0              0        0              0             0             0    4,716        47,296
-----------------------------------------------  --------------------------------------------------

      23            231       15            153             1             6        1             6
-----------------------------------------------  --------------------------------------------------
  10,665        106,239   19,745        200,834            85           840      114         1,155
-----------------------------------------------  --------------------------------------------------

    (101)        (1,003)     (64)         (644)            (3)          (26)     (10)         (105)
-----------------------------------------------  --------------------------------------------------
(127,542)    (1,273,425)(233,512)   (2,374,959)        (1,004)       (9,847)  (1,370)      (13,927)
-----------------------------------------------  --------------------------------------------------

  84,380     $  837,111   88,175     $ 897,320             17     $     270    5,484      $ 52,708
===============================================  =================================================

                  Real Return Bond Fund
--------------------------------------------------
Period Ended 09/30/1999     Year Ended 03/31/1999
   Shares        Amount     Shares         Amount
--------------------------------------------------
      552    $    5,428         19     $      186
--------------------------------------------------
    8,816        87,001      2,499         24,583
--------------------------------------------------

        0             0          0              0
--------------------------------------------------
        0             0          0              0
--------------------------------------------------

        4            38          1              7
--------------------------------------------------
      130         1,235         60            600
--------------------------------------------------

      (22)         (215)         0             (1)
--------------------------------------------------
     (356)       (3,527)      (515)        (5,058)
--------------------------------------------------

    9,124    $   89,960      2,064     $   20,317
==================================================

             Strategic Balanced Fund                                Total Return Fund
-----------------------------------------------    --------------------------------------------------
Period Ended 09/30/1999   Year Ended 03/31/1999     Period Ended 09/30/1999     Year Ended 03/31/1999
   Shares        Amount   Shares         Amount        Shares        Amount     Shares         Amount
-----------------------------------------------    --------------------------------------------------
        6    $       76       13       $    164         3,050   $    31,007      3,508    $    37,112
-----------------------------------------------    --------------------------------------------------
      897        11,842    4,322         55,153       645,675     6,559,527  1,187,386     12,657,649
-----------------------------------------------    --------------------------------------------------

        0             0        0              0             0             0          0              0
-----------------------------------------------    --------------------------------------------------
    5,137        66,780        0              0             0             0          0              0
-----------------------------------------------    --------------------------------------------------
        0             3        1             14           127         1,280         90            944
-----------------------------------------------    --------------------------------------------------
       80         1,029      322          4,030        64,574       653,998    171,980      1,827,187
-----------------------------------------------    --------------------------------------------------

       (2)          (25)       0             (6)         (830)       (8,425)      (235)        (2,472)
-----------------------------------------------    --------------------------------------------------
   (1,460)     (18,477)      (50)          (640)     (320,151)   (3,247,562)  (545,162)    (5,822,931)
-----------------------------------------------    --------------------------------------------------
    4,658   $   61,228     4,608       $ 58,715       392,445   $ 3,989,825    817,567    $ 8,697,489
===============================================    ==================================================


              Total Return Mortgage Fund
----------------------------------------------------
Period Ended 09/30/1999        Year Ended 03/31/1999
  Shares         Amount        Shares         Amount
----------------------------------------------------

       2     $       20           17      $      178
----------------------------------------------------
       5             50           31             313
----------------------------------------------------

       0              0            0               0
----------------------------------------------------
       0              0            0               0
----------------------------------------------------

       0              3            1               7
----------------------------------------------------
      11            113           24             249
----------------------------------------------------

      (7)           (75)           0               0
----------------------------------------------------
     (30)          (310)           0              (1)
----------------------------------------------------

     (19)    $     (199)          73      $      746
====================================================



8. Federal Income Tax Matters

As of March 31, 1999, the Funds listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws.
     Additionally, Foreign Bond, High Yield, Low Duration, Municipal Bond, Real Return Bond, Short-Term, Strategic Balanced and Total Return Funds realized capital losses and/or foreign currency losses during the period November 1, 1998 through March 31, 1999 which the Fund elected to defer to the following fiscal year pursuant to income tax regulations. The amounts are $142,162, $12,696,573, $13,422,023, $754, $439,907, $5,552, $1,971 and $261,459,467, respectively.
     Each Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                           Capital Loss Carryforwards
                      ----------------------------------------------------------
                        Realized Losses          Acquired Losses      Expiration
--------------------------------------------------------------------------------
High Yield Fund        $              0         $     48,559,227      03/31/2002
Municipal Bond Fund               5,734                        0      03/31/2007
Short-Term Fund                 109,956                        0      03/31/2007

PIMCO Funds:  Pacific Investment Management Series


--------------------------------------------------------------------------------
Manager Pacific Investment Management Company, 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660

--------------------------------------------------------------------------------
Distributor              PIMCO Funds Distributors LLC, 2187 Atlantic Street,
                         Stamford, CT 06902

--------------------------------------------------------------------------------
Custodian                Investors Fiduciary Trust Company, 801 Pennsylvania,
                         Kansas City, MO 64105

--------------------------------------------------------------------------------
Shareholder              First Data Investor Services Group, Inc., P.O. Box
Servicing Agent and      9688, Providence, RI  02940-9688
Transfer Agent

--------------------------------------------------------------------------------
Independent              PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City,
Accountant               MO, 64105

--------------------------------------------------------------------------------
Legal Counsel            Dechert Price & Rhoads, 1775 Eye Street, Washington,
                         DC, 20006

--------------------------------------------------------------------------------
For Account              For PIMCO Funds account information call
                         1-800-426-0107. Telephone representatives are available
                         Monday-Friday 8:30 am to 8:00 pm Eastern Time.

 [PHOTO]
Bill Gross
Managing Director


More Tributes to Bill Gross's Investment Acumen

If you were browsing through any of the leading personal finance magazines this fall, there's a good chance you came across Bill Gross's name. Money, SmartMoney and Worth all included Mr. Gross on their investment all-star lists--a tribute to his achievements as one of the world's leading bond authorities. And he was the only portfolio manager to make all three lineups. Here's a sampling of what the magazines had to say:

  In its October cover story, Money reveals its "Ultimate Investment Club 1999." For bond expertise, the magazine turned to Bill Gross, calling him "the undisputed king of the bond world". And in discussing other bond fund managers, a fellow member of the Club says "there's Bill Gross, and there's everyone else."

  Worth sought advice from "Wall Street's 25 Smartest Players" for its October issue. Bill Gross was one of them. Referring to him simply as "Mister Bond," the article describes him as "a man whose returns as manager of PIMCO's bond funds have certainly sent dozens of competing firms looking for models that can at least match his intuitions."

  In its September issue, SmartMoney named Bill Gross one of "the 30 most influential people in mutual funds". The write-up on Gross begins with this assertion: "The numbers tell the tale: One in five dollars invested in bond funds this year went to Bill Gross's shop." It goes on to say that "Bond fund managers, well aware of Gross's impeccable record, tend to watch his every move."


To order reprints of these articles contact PIMCO Funds at 1-888-87-PIMCO.


This is a copy of a report by PIMCO Funds to its shareholders. Distribution of this report to persons other than shareholders of the Trust is authorized only when accompanied by the Trust's Prospectus. This report does not offer for sale or solicit orders to buy any securities.

This material is authorized for use only when preceded or accompanied by a current PIMCO Funds prospectus, which describes in greater detail the investment policies, management fees and other matters of interest to prospective investors. Please read the prospectus carefully before you invest or send money.

                                                                     PZ017.11/99

                             [LOGO OF PIMCO FUNDS]


PIMCO Funds
Distributors LLC

2187 Atlantic Street
Stamford, CT 06902

                                                                       P I M C O
                                                                       ---------
                                                                           FUNDS
                                                                           -----




                                                         INTERNATIONAL BOND FUND
                                               AND EMERGING MARKETS BOND FUND II

                                                              SEMI-ANNUAL REPORT
                                                              September 30, 1999

A Word About the Year 2000

We at PIMCO are dedicated to making our computer systems fully operational before, during, and after 2000. Similarly, our analysts and portfolio managers take Year 2000 risks into account along with other investment considerations when making investment decisions, such as choosing counterparties and evaluating risks associated with portfolio securities. This evaluation often differs for different issuers and depends upon the investment objectives, policies, and restrictions applicable to a portfolio. The information available for different issuers and counterparties varies substantially in accuracy and completeness. In particular, little information exists about companies that are not registered with the United States Securities and Exchange Commission and about foreign issuers, counterparties, markets and other institutions.

While we are dedicated to making a smooth transition to Year 2000, we cannot guarantee investment performance or that Year 2000 will not result in losses. Investments in companies with real or perceived Year 2000 problems may decline in value or fail on scheduled dividend, interest or principal payments. Any such failures may affect the fund's performance.1

1 This is a Year 2000 Readiness Disclosure.

Chairman's Letter


   Dear PIMCO Funds Shareholder:

   The stock and bond markets have produced mixed results over the past six months despite continued strength in the U.S. economy. The stock market has taken investors on a bit of a roller coaster ride, with the technology sector, excluding Internet stocks, remaining one of the few areas of the market to outperform.

   Some sectors of the bond markets experienced turbulence as investors reacted negatively to the continued strength of the U.S. economy and to rising interest rates. Investor sentiment was reflected by an increase in U.S. Treasury rates across the maturity spectrum, with rates on intermediate maturities rising the most. The yield on the benchmark 30-year Treasury increased by 0.43% to finish the six-month period at 6.05%.

   In an effort to quell the prospect of rising inflation, the Federal Reserve Board raised the fed funds rate by 0.25% twice during the past six months, setting the rate at 5.25% and taking away two of the three rate reductions initiated during autumn of 1998. With the latest increase, the Fed indicated that they would maintain a neutral policy bias and stated that this increase "together with the policy action in June and the firming of conditions more generally in U.S. financial markets over recent months, should markedly diminish the risk of rising inflation going forward." That wording helped to reassure investors concerned about the potential for additional Fed rate hikes.

   A considerable worry for investors during the period was the decline of the U.S. dollar, especially versus the Japanese yen, which threatened to boost inflation by pushing up import prices. The dollar's decline stemmed from a record U.S. trade deficit and raised the prospect that international investors may move capital from the U.S. markets to growing Asian and European economies. The strength of the dollar is more important now because of the growing percentage of domestic consumption satisfied by imports.

   Despite volatility in the financial markets, the Funds in the Pacific Investment Management Series have continued to experience strong relative performance across the board. Also, PIMCO Funds has continued to attract new bond investors at a rapid rate: we recently surpassed the $50 billion mark in assets under management, making ours one the country's fastest growing fund families.

   On the following pages you will find an analysis of the stock and bond markets and specific details as to each Fund's portfolio and total return investment performance.

   As always, we appreciate the trust you have placed in us through your investments. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our Web site at www.pimco.com.


   Sincerely,




   /s/ BRENT R. HARRIS
   Brent R. Harris
   Chairman of the Board

   October 29, 1999



PIMCO Advisors Holdings L.P. (NYSE:PA), its operating subsidiary PIMCO Advisors L.P. and Allianz AG (EURO:ALV) announced that they have reached a definitive agreement for Allianz AG to acquire majority ownership of PIMCO Advisors, including all of the interests held at PIMCO Advisors Holdings L.P. Under the terms of the agreement, at the closing the units of PA Holdings will be exchanged by way of a merger and there will be no further public ownership of PIMCO Advisors. Additionally, key employees at each of PIMCO Advisors' investment units, including PIMCO's Bill Gross, have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff.



                                                       1999 Semi-Annual Report 1

PIMCO International Bond Fund



--------------------------------------------------------------------------------
 FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).

Portfolio:
Primarily investment grade foreign bonds.

Duration:
3.53 years

Total Net Assets:
$980.1 million

Sector Breakdown:*

                                    [CHART]

                        United States     57.1%
                              Germany      9.2%
                          New Zealand      4.1%
                        Supranational      4.0%
                               Canada      4.0%
               Short-Term Instruments      3.5%
                                Other     18.1%



Quality Breakdown:*

                                    [CHART]

                                  AAA     64.3%
                                   AA     14.2%
                                    A     13.0%
                                  BBB      8.5%


*% of Total Investments as of September 30, 1999


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------


TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1999

                                   Salomon Brothers World
              Inst'l Class         Government Bond Index    Lehman Brothers
              (Incep. 12/13/1989)  (Currency Hedged)        Aggregate Bond Index
--------------------------------------------------------------------------------
6 Months            -1.40%                 0.22%                   -0.21%
1 Year               0.29%                 0.72%                   -0.37%
3 Years*             7.13%                 9.21%                    6.82%
5 Years*            10.45%                10.93%                    7.84%
Since Inception*     8.39%                  --                       --
* Annualized


   CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1999
   $5,000,000 invested at inception



                   International Bond          Salomon Brothers           Lehman Brothers
MONTH                    Fund                  World Gov't Bond            Aggregate Bond
                                                    Index                      Index


12/31/1989                5,000,000                  5,000,000                  5,000,000
01/31/1990                4,944,945                  4,900,984                  4,940,584
02/28/1990                4,859,860                  4,827,959                  4,956,571
03/31/1990                4,924,925                  4,825,552                  4,960,222
04/30/1990                4,894,711                  4,821,681                  4,914,778
05/31/1990                4,980,318                  4,942,718                  5,060,297
06/30/1990                5,060,889                  4,968,415                  5,141,490
07/31/1990                5,189,338                  4,987,802                  5,212,613
08/31/1990                5,101,993                  4,920,469                  5,143,001
09/30/1990                5,096,855                  4,892,917                  5,185,549
10/31/1990                5,191,047                  5,033,341                  5,251,385
11/30/1990                5,295,705                  5,115,898                  5,364,426
12/31/1990                5,353,791                  5,167,065                  5,448,011
01/31/1991                5,461,621                  5,265,238                  5,515,358
02/28/1991                5,537,103                  5,342,635                  5,562,437
03/31/1991                5,493,971                  5,345,843                  5,600,705
04/30/1991                5,571,350                  5,372,037                  5,661,380
05/31/1991                5,598,986                  5,403,733                  5,694,486
06/30/1991                5,576,878                  5,374,552                  5,691,591
07/31/1991                5,627,372                  5,423,461                  5,770,519
08/31/1991                5,756,415                  5,493,423                  5,895,393
09/30/1991                5,868,626                  5,582,966                  6,014,854
10/31/1991                5,919,955                  5,622,605                  6,081,823
11/30/1991                5,937,064                  5,640,596                  6,137,588
12/31/1991                6,117,563                  5,741,001                  6,319,864
01/31/1992                6,123,555                  5,789,224                  6,233,887
02/29/1992                6,153,514                  5,808,328                  6,274,421
03/31/1992                6,096,592                  5,775,221                  6,239,048
04/30/1992                6,127,014                  5,793,124                  6,284,114
05/31/1992                6,212,196                  5,855,689                  6,402,694
06/30/1992                6,193,943                  5,879,698                  6,490,811
07/31/1992                6,193,943                  5,920,856                  6,623,238
08/31/1992                6,193,943                  5,939,803                  6,690,332
09/30/1992                6,298,508                  6,037,215                  6,769,637
10/31/1992                6,465,397                  6,136,225                  6,679,884
11/30/1992                6,465,397                  6,128,249                  6,681,395
12/31/1992                6,545,751                  6,190,758                  6,787,638
01/31/1993                6,570,432                  6,252,048                  6,917,800
02/28/1993                6,704,914                  6,386,467                  7,038,897
03/31/1993                6,743,338                  6,366,030                  7,068,228
04/30/1993                6,717,722                  6,350,114                  7,117,447
05/31/1993                6,763,200                  6,361,544                  7,126,511
06/30/1993                6,912,627                  6,470,328                  7,255,665
07/31/1993                6,997,086                  6,542,794                  7,296,702
08/31/1993                7,128,240                  6,662,527                  7,424,597
09/30/1993                7,141,356                  6,719,825                  7,444,990
10/31/1993                7,252,837                  6,806,510                  7,472,810
11/30/1993                7,292,542                  6,890,230                  7,409,240
12/31/1993                7,480,184                  7,002,540                  7,449,396
01/31/1994                7,466,522                  6,923,412                  7,549,975
02/28/1994                7,271,176                  6,796,715                  7,418,807
03/31/1994                7,184,356                  6,746,420                  7,235,901
04/30/1994                7,133,711                  6,711,339                  7,178,122
05/31/1994                6,943,674                  6,671,742                  7,177,115
06/30/1994                6,768,255                  6,605,690                  7,161,254
07/31/1994                6,804,801                  6,669,764                  7,303,499
08/31/1994                6,723,527                  6,615,738                  7,312,563
09/30/1994                6,686,585                  6,626,323                  7,204,935
10/31/1994                6,716,139                  6,641,563                  7,198,515
11/30/1994                6,775,247                  6,733,217                  7,182,528
12/31/1994                6,768,742                  6,742,644                  7,232,125
01/31/1995                6,845,010                  6,814,791                  7,375,252
02/28/1995                6,940,344                  6,919,737                  7,550,604
03/31/1995                7,092,879                  7,113,491                  7,596,928
04/30/1995                7,226,348                  7,225,173                  7,703,046
05/31/1995                7,283,548                  7,465,048                  8,001,133
06/30/1995                7,216,814                  7,458,328                  8,059,794
07/31/1995                7,359,816                  7,530,674                  8,041,793
08/31/1995                7,512,351                  7,572,092                  8,138,847
09/30/1995                7,579,085                  7,709,146                  8,218,026
10/31/1995                7,741,153                  7,789,322                  8,324,899
11/30/1995                8,028,929                  7,953,677                  8,449,648
12/31/1995                8,172,816                  7,999,014                  8,568,228
01/31/1996                8,323,303                  8,066,205                  8,625,126
02/29/1996                8,071,081                  7,968,604                  8,475,201
03/31/1996                8,162,452                  8,061,039                  8,416,289
04/30/1996                8,314,737                  8,102,151                  8,368,958
05/31/1996                8,294,432                  8,165,347                  8,351,964
06/30/1996                8,406,606                  8,224,955                  8,464,124
07/31/1996                8,518,966                  8,289,930                  8,487,286
08/31/1996                8,682,399                  8,414,282                  8,473,061
09/30/1996                8,938,478                  8,547,224                  8,620,720
10/31/1996                9,277,524                  8,690,820                  8,811,682
11/30/1996                9,585,748                  8,836,826                  8,962,613
12/31/1996                9,541,698                  8,831,524                  8,879,280
01/31/1997                9,589,950                  8,948,098                  8,906,470
02/28/1997                9,650,264                  9,032,213                  8,928,625
03/31/1997                9,456,645                  9,006,922                  8,829,683
04/30/1997                9,529,482                  9,099,692                  8,961,858
05/31/1997                9,711,574                  9,149,740                  9,046,576
06/30/1997                9,917,871                  9,293,391                  9,153,953
07/31/1997               10,149,939                  9,445,802                  9,400,806
08/31/1997               10,027,798                  9,476,973                  9,320,619
09/30/1997               10,224,042                  9,619,128                  9,458,082
10/31/1997               10,088,868                  9,738,405                  9,595,292
11/30/1997               10,150,311                  9,786,124                  9,639,476
12/31/1997               10,134,127                  9,895,728                  9,736,531
01/31/1998               10,367,431                 10,011,508                  9,861,531
02/28/1998               10,323,686                 10,098,609                  9,853,663
03/31/1998               10,542,817                 10,189,496                  9,887,966
04/30/1998               10,601,551                 10,254,708                  9,939,577
05/31/1998               10,807,121                 10,404,426                 10,033,862
06/30/1998               10,940,178                 10,469,973                 10,118,958
07/31/1998               10,940,178                 10,530,700                 10,140,483
08/31/1998               10,688,849                 10,772,908                 10,305,514
09/30/1998               10,956,920                 11,053,001                 10,546,828
10/31/1998               10,778,275                 11,032,001                 10,491,062
11/30/1998               10,867,598                 11,084,954                 10,550,604
12/31/1998               11,270,457                 11,026,205                 10,582,326
01/31/1999               11,396,384                 11,134,263                 10,657,855
02/28/1999               11,097,307                 10,997,310                 10,471,803
03/31/1999               11,144,530                 11,108,384                 10,529,834
04/30/1999               11,160,271                 11,208,359                 10,563,192
05/31/1999               10,939,899                 11,162,403                 10,470,670
06/30/1999               10,924,617                 11,037,385                 10,437,311
07/31/1999               10,908,762                 11,039,593                 10,392,875
08/31/1999               10,861,194                 11,058,359                 10,387,691
09/30/1999               10,988,621                 11,132,451                 10,508,182


Past performance is not an indication of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1990, the first full month following the Fund's Institutional Class inception on 12/13/1989, compared to the Salomon Brothers World Government Bond Index (Currency Hedged) and the Lehman Brothers Aggregate Bond Index, each an unmanaged market index. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  For the six-month period ended September 30, 1999, the International Bond
   Fund posted a return of -1.40%, underperforming the -0.21% return of the benchmark, the Lehman Brothers Aggregate Bond Index.

 . The Fund's below-Index duration added to returns as interest rates rose after economic data from Europe and Asia continued to improve, suggesting global recovery had emerged.

 . An underweight in Japan was negative as Japanese bonds gained, buoyed by demand from domestic institutional investors such as the Trust Fund Bureau.

 . An overweight in the Euro in the latter half of 1999 was positive for returns after the Euro rallied due to improving growth prospects in Europe.

 .  Country selection within the European bloc was a slight negative for returns.
   Emphasis on second round EMU candidates was negative as yield premiums widened due to liquidity concerns. An overweight in Danish mortgages was neutral as their higher yields compensated for adverse price performance.

 .  Country selection within the dollar bloc was a slight positive for returns.
   Overweights in Australia and New Zealand added to returns as low inflation and strong currencies supported the market.

 . Emerging market positions enhanced performance due to their relatively higher yields and diminished market volatility.



2  PIMCO Funds

PIMCO Emerging Markets Bond Fund II


--------------------------------------------------------------------------------
 FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily emerging market bonds.

Duration:
4.58 years

Total Net Assets:
$218.4 million

Sector Breakdown:*

                                     [CHART]

                               Mexico     24.4%
                          Philippines     14.8%
                          South Korea     11.7%
                               Poland      8.8%
                               Brazil      5.9%
                                Oatar      4.8%
                              Uruguay      4.3%
                             Bulgaria      4.3%
               Short-Term Instruments      1.1%
                                Other     19.9%



Quality Breakdown:*

                                    [CHART]

                                  AAA      0.6%
                                   AA      1.0%
                                    A      1.1%
                                  BBB     37.0%
                                   BB     49.9%
                                    B     10.4%



*% of Total Investments as of September 30, 1999



--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1999

               Inst'l Class          J.P Morgan Emerging   Lehman Brothers
               (Incep. 4/03/1998)    Markets Plus Index    Aggregate Bond Index
--------------------------------------------------------------------------------
6 Months              3.04%               6.51%                    -0.21%
1 Year               20.31%              23.02%                    -0.37%
Since Inception*      5.71%                --                        --

* Annualized



   Cumulative Returns Through september 30, 1999
   $5,000,000 invested at inception


                    Emerging Markets               J.P. Morgan              Lehman Brothers
    MONTH             Bond Fund II              Emerging Markets          Aggregate Bond Index
                                                   Plus Index

04/30/1998                 5,000,000                   5,000,000                  5,000,000
05/31/1998                 4,944,400                   4,829,347                  5,047,429
06/30/1998                 4,891,710                   4,689,782                  5,090,236
07/31/1998                 5,001,037                   4,722,141                  5,101,064
08/31/1998                 4,265,043                   3,364,998                  5,184,081
09/30/1998                 4,536,231                   3,694,095                  5,305,471
10/31/1998                 4,749,812                   3,933,103                  5,277,419
11/30/1998                 5,137,475                   4,164,761                  5,307,371
12/31/1998                 5,122,302                   4,060,642                  5,323,328
01/31/1999                 5,110,595                   3,909,994                  5,361,322
02/28/1999                 5,142,926                   3,966,297                  5,267,730
03/31/1999                 5,296,664                   4,266,545                  5,296,922
04/30/1999                 5,438,686                   4,557,951                  5,313,703
05/31/1999                 5,274,822                   4,298,148                  5,267,161
06/30/1999                 5,334,460                   4,490,275                  5,250,380
07/31/1999                 5,345,462                   4,397,324                  5,228,027
08/31/1999                 5,349,303                   4,391,169                  5,225,419
09/30/1999                 5,457,620                   4,544,422                  5,286,031

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 5/01/1998, the first full month following the Fund's Institutional Class inception on 4/03/1998, compared to the J.P. Morgan Emerging Markets Plus Index and the Lehman Brothers Aggregate Bond Index, each an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including currency fluctuations and political or economic uncertainty.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  The Emerging Markets Bond Fund II significantly outperformed the Lehman
   Brothers Aggregate Bond Index for the six-month period ended September 30, 1999, with the Fund returning 3.04% versus the -0.21% for the Index.

 . Emerging markets were the best performing bond market sector during the period.

 . An above-benchmark duration was slightly positive for returns as interest rates in developing countries fell.

 .  A focus on South Korea and Poland added to returns.

 . Mexican holdings performed well due to its stronger economy and an upgrade in its credit rating.

 . Argentina performed well on the prospect of "a new government" with the impending presidential elections.

 .  Brazil showed strong performance on signs of improving economic conditions.



                                                       1999 Semi-Annual Report 3

Financial Highlights


International Bond Fund

Selected Per Share Data for the Period
  or Year Ended:                                 09/30/1999(c)   3/31/1999     3/31/1998    3/31/1997     3/31/1996     3/31/1995
                                                 -------------  ------------  ------------  ----------    ----------   -----------

Net Asset Value Beginning of Period              $    7.08      $    7.18     $    7.79     $    8.04    $     7.44    $    9.93
----------------------------------------------   -------------  ------------  ------------  ----------    ----------   -----------
Net Investment Income                                 0.18 (a)       0.29(a)       0.64(a)       0.84          0.63         2.18
----------------------------------------------   -------------  ------------  ------------  ----------    ----------   -----------
Net Realized and Unrealized Gain (Loss)              (0.38)(a)       0.11(a)       0.19(a)       0.42          0.49        (2.41)
----------------------------------------------   -------------  ------------  ------------  ----------    ----------   -----------
Total Income (Loss) from Investment Operations       (0.20)          0.40          0.83          1.26          1.12        (0.23)
----------------------------------------------   -------------  ------------  ------------  ----------    ----------   -----------
Dividends from Net Investment Income                  0.00          (0.30)        (0.25)        (0.50)        (0.39)       (2.26)
----------------------------------------------   -------------  ------------  ------------  ----------    ----------   -----------
Dividends in Excess of Net Investment Income          0.00           0.00          0.00          0.00         (0.13)        0.00
----------------------------------------------   -------------  ------------  ------------  ----------    ----------   -----------
Distributions from Net Realized Capital Gains         0.00          (0.20)        (0.24)        (1.01)         0.00         0.00
----------------------------------------------   -------------  ------------  ------------  ----------    ----------   -----------
Distributions in Excess of Net Realized
  Capital Gains                                       0.00           0.00         (0.95)         0.00          0.00         0.00
----------------------------------------------   -------------  ------------  ------------  ----------    ----------   -----------
Total Distributions                                   0.00          (0.50)        (1.44)        (1.51)        (0.52)       (2.26)
----------------------------------------------   -------------  ------------  ------------  ----------    ----------   -----------
Net Asset Value End of Period                    $    6.88      $    7.08     $    7.18     $    7.79   $      8.04     $   7.44
----------------------------------------------   -------------  ------------  ------------  ----------    ----------   -----------
Total Return                                         (1.40%)         5.71%        11.49%        15.86%        15.08%       (1.27%)
----------------------------------------------   -------------  ------------  ------------  ----------    ----------   -----------
Net Assets End of Period (000s)                  $ 980,142      $ 720,025     $ 730,622     $ 957,950   $ 2,271,940     $ 45,950
----------------------------------------------   -------------  ------------  ------------  ----------    ----------   -----------
Ratio of Expenses to Average Net Assets              0.51%*          0.50%         0.51%         0.50%         0.50%        0.43%
----------------------------------------------   -------------  ------------  ------------  ----------    ----------   -----------
Ratio of Net Investment Income to Average
  Net Assets                                         5.19%*          4.04%         8.17%         7.17%         6.09%        5.90%
----------------------------------------------   -------------  ------------  ------------  ----------    ----------   -----------
Portfolio Turnover Rate                               174%            406%          255%          875%         1046%         674%
----------------------------------------------   -------------  ------------  ------------  ----------    ----------   -----------


Emerging Markets Bond Fund II

Selected Per Share Data for the Period Ended:                                                       09/30/1999(c)     3/31/1999(b)
                                                                                                    ---------------   -------------

Net Asset Value Beginning of Period                                                                $      9.63         $  10.00
----------------------------------------------------------------------------------------           ---------------    -------------
Net Investment Income                                                                                     0.40 (a)         0.87 (a)
----------------------------------------------------------------------------------------           ---------------    -------------
Net Realized and Unrealized Gain (Loss)                                                                  (0.11)(a)        (0.39)(a)
----------------------------------------------------------------------------------------           ---------------    -------------
Total Income (Loss) from Investment Operations                                                            0.29             0.48
----------------------------------------------------------------------------------------           ---------------    -------------
Dividends from Net Investment Income                                                                     (0.40)           (0.85)
----------------------------------------------------------------------------------------           ---------------    -------------
Total Distributions                                                                                      (0.40)           (0.85)
----------------------------------------------------------------------------------------           ---------------    -------------
Net Asset Value End of Period                                                                      $      9.52         $   9.63
----------------------------------------------------------------------------------------           ---------------    -------------
Total Return                                                                                              3.04%            5.49%
----------------------------------------------------------------------------------------           ---------------    -------------
Net Assets End of Period (000s)                                                                    $   218,364         $145,530
----------------------------------------------------------------------------------------           ---------------    -------------
Ratio of Expenses to Average Net Assets                                                                   0.90%*(d)        0.85%
----------------------------------------------------------------------------------------           ---------------    -------------
Ratio of Net Investment Income to Average Net Assets                                                      8.25%*           9.43%
----------------------------------------------------------------------------------------           ---------------    -------------
Portfolio Turnover Rate                                                                                     43%            199%
----------------------------------------------------------------------------------------           ---------------    -------------


*Annualized

(a) Per share amounts based on average number of shares outstanding during the period.
(b) Commenced operations on April 8, 1998.
(c) Unaudited
(d) Ratio of expenses to average net assets excluding interest expense is 0.85%.




4 PIMCO Funds See accompanying notes

Statements of Assets and Liabilities
September 30, 1999 (Unaudited)

                                                                                               International      Emerging Markets
Amounts in thousands, except per share amounts                                                 Bond Fund          Bond Fund II
                                                                                               -------------      ----------------
Assets:

Investments, at value                                                                          $   1,510,805      $        221,089
------------------------------------------------------------------------------------------     -------------      ----------------
Cash and foreign currency                                                                            115,708                 2,665
------------------------------------------------------------------------------------------     -------------      ----------------
Receivable for investments and foreign currency sold                                                 495,461                 7,244
------------------------------------------------------------------------------------------     -------------      ----------------
Variation margin receivable                                                                              110                     0
------------------------------------------------------------------------------------------     -------------      ----------------
Interest and dividends receivable                                                                     23,045                 4,897
------------------------------------------------------------------------------------------     -------------      ----------------
Other assets                                                                                               0                    16
------------------------------------------------------------------------------------------     -------------      ----------------
                                                                                                   2,145,129               235,911
==========================================================================================     =============      ================

Liabilities:

Payable for investments and foreign currency purchased                                         $     579,861      $          1,910
------------------------------------------------------------------------------------------     -------------      ----------------
Payable for financing transactions                                                                   565,932                15,408
------------------------------------------------------------------------------------------     -------------      ----------------
Written options outstanding                                                                            1,863                     0
------------------------------------------------------------------------------------------     -------------      ----------------
Dividends payable                                                                                          0                    67
------------------------------------------------------------------------------------------     -------------      ----------------
Accrued investment advisory fee                                                                          200                    78
------------------------------------------------------------------------------------------     -------------      ----------------
Accrued administration fee                                                                               200                    69
------------------------------------------------------------------------------------------     -------------      ----------------
Variation margin payable                                                                                   6                     0
------------------------------------------------------------------------------------------     -------------      ----------------
Other liabilities                                                                                     16,925                    15
------------------------------------------------------------------------------------------     -------------      ----------------
                                                                                                   1,164,987                17,547
==========================================================================================     =============      ================

Net Assets                                                                                     $     980,142      $        218,364
==========================================================================================     =============      ================

Net Assets Consist of:

Paid in capital                                                                                $   1,014,696      $        224,824
------------------------------------------------------------------------------------------     -------------      ----------------
Undistributed (overdistributed) net investment income                                                  8,125                   (22)
------------------------------------------------------------------------------------------     -------------      ----------------
Accumulated undistributed net realized gain (loss)                                                   (19,714)               (8,176)
------------------------------------------------------------------------------------------     -------------      ----------------
Net unrealized appreciation (depreciation)                                                           (22,965)                1,738
------------------------------------------------------------------------------------------     -------------      ----------------
                                                                                               $     980,142      $        218,364
==========================================================================================     =============      ================

Shares Issued and Outstanding:                                                                       142,437                22,944
------------------------------------------------------------------------------------------     -------------      ----------------

Net Asset Value and Redemption Price Per Share (Net
  Assets Per Share Outstanding)                                                                $        6.88      $           9.52
------------------------------------------------------------------------------------------     -------------      ----------------

Cost of Investments Owned                                                                      $   1,517,931      $        219,219
==========================================================================================     =============      ================
Cost of Foreign Currency Held                                                                  $      37,971      $          1,384
==========================================================================================     =============      ================


                               1999 Semi-Annual Report See accompanying notes  5

Statements of Operations

For the period ended September 30, 1999 (Unaudited)

                                                              International    Emerging Markets
Amounts in thousands                                          Bond Fund        Bond Fund II
                                                              --------------   ----------------
Investment Income:
Interest                                                      $      25,635    $          8,812
-----------------------------------------------------------   --------------   ----------------

Expenses:
Investment advisory fees                                              1,115                 428
-----------------------------------------------------------   --------------   ----------------
Administration fees                                                   1,115                 381
-----------------------------------------------------------   --------------   ----------------
Trustees' fees                                                            2                   0
-----------------------------------------------------------   --------------   ----------------
Interest Expense                                                         65                  55
-----------------------------------------------------------   --------------   ----------------
  Total Expenses                                                      2,297                 864
-----------------------------------------------------------   --------------   ----------------

Net Investment Income                                                23,338               7,948
-----------------------------------------------------------   --------------   ----------------

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments                                  (27,846)               (957)
-----------------------------------------------------------   --------------   ----------------
Net realized gain (loss) on futures contracts and
  written options                                                     9,376                (156)
-----------------------------------------------------------   --------------   ----------------
Net realized (loss) on foreign currency transactions                 (1,359)               (291)
-----------------------------------------------------------   --------------   ----------------
Net change in unrealized (depreciation) on investments              (11,754)             (1,224)
-----------------------------------------------------------   --------------   ----------------
Net change in unrealized appreciation (depreciation)
  on futures contracts and written options                           (1,841)                 42
-----------------------------------------------------------   --------------   ----------------
Net change in unrealized (depreciation) on translation of
  assets and liabilities denominated in foreign currencies           (1,280)               (178)
-----------------------------------------------------------   --------------   ----------------
  Net (Loss)                                                        (34,704)             (2,764)
-----------------------------------------------------------   --------------   ----------------

Net Increase (Decrease) in Assets Resulting from Operations   $     (11,366)   $          5,184
-----------------------------------------------------------   --------------   ----------------


6  PIMCO Funds See accompanying notes

Statements of Changes in Net Assets
September 30, 1999 (Unaudited)

                                           International Bond Fund               Emerging Markets Bond Fund II
                                           ----------------------------------    ----------------------------------------------
Amounts in thousands                         Six Months Ended       Year Ended     Six Months Ended   Period from April 3, 1998
                                           September 30, 1999   March 31, 1999   September 30, 1999           to March 31, 1999
Increase (Decrease) in Net Assets from:           (Unaudited)                           (Unaudited)
Operations:
Net investment income                      $          23,338    $      20,775    $            7,948   $                   6,225
----------------------------------------   ----------------------------------    ----------------------------------------------
Net realized (loss)                                  (19,829)         (17,214)               (1,404)                     (6,795)
----------------------------------------   ----------------------------------    ----------------------------------------------
Net change in unrealized
  appreciation (depreciation)                        (14,875)          24,931                (1,360)                      3,098
----------------------------------------   ----------------------------------    ----------------------------------------------
Net increase (decrease) resulting
  from operations                                    (11,366)          28,492                 5,184                       2,528
----------------------------------------   ----------------------------------    ----------------------------------------------

Distributions to Shareholders:
From net investment income                           (13,305)         (21,310)               (7,944)                     (6,225)
----------------------------------------   ----------------------------------    ----------------------------------------------
In excess of net investment income                         0                0                     0                          (3)
----------------------------------------   ----------------------------------    ----------------------------------------------
In excess of net realized capital gains                    0          (13,429)                    0                           0
----------------------------------------   ----------------------------------    ----------------------------------------------

Total Distributions                                  (13,305)         (34,739)               (7,944)                     (6,228)
----------------------------------------   ----------------------------------    ----------------------------------------------

Fund Share Transactions:
Receipts for shares sold                             290,993          432,838                76,300                     210,500
----------------------------------------   ----------------------------------    ----------------------------------------------
Issued as reinvestment of distributions                6,055           34,207                 7,544                       5,755
----------------------------------------   ----------------------------------    ----------------------------------------------
Cost of shares redeemed                              (12,260)        (471,395)               (8,250)                    (67,025)
----------------------------------------   ----------------------------------    ----------------------------------------------
Net increase (decrease) resulting
  from Fund share transactions                       284,788           (4,350)               75,594                     149,230
----------------------------------------   ----------------------------------    ----------------------------------------------

Total Increase (Decrease) in Net Assets              260,117          (10,597)               72,834                     145,530
----------------------------------------   ----------------------------------    ----------------------------------------------

Net Assets:
Beginning of period                                  720,025          730,622               145,530                           0
----------------------------------------   ----------------------------------    ----------------------------------------------
End of period *                            $         980,142    $     720,025    $          218,364   $                 145,530
----------------------------------------   ----------------------------------    ----------------------------------------------

*Including net undistributed
  (overdistributed) investment
  income of:                               $           8,125    $      (1,908)   $              (22)  $                     (26)
----------------------------------------   ----------------------------------    ----------------------------------------------




                               1999 Semi-Annual Report See accompanying notes  7

Statement of Cash Flows

For the period ended September 30, 1999 (Unaudited)

                                                                           International
Amounts in thousands                                                       Bond Fund
                                                                           --------------
Increase (Decrease) in Cash and Foreign Currency from:
Financing Activities
Sales of Fund shares                                                       $      320,994
-----------------------------------------------------------------          --------------
Redemptions of Fund shares                                                        (12,260)
-----------------------------------------------------------------          --------------
Cash distributions paid                                                            (7,250)
-----------------------------------------------------------------          --------------
Proceeds from financing transactions                                              423,356
-----------------------------------------------------------------          --------------
Net increase (decrease) from financing activities                                 724,840
-----------------------------------------------------------------          --------------

Operating Activities
Purchases of long-term securities and foreign currency                         (4,098,211)
-----------------------------------------------------------------          --------------
Proceeds from sales of long-term securities and foreign currency                3,223,122
-----------------------------------------------------------------          --------------
Purchases of short-term securities (net)                                          250,794
-----------------------------------------------------------------          --------------
Net investment income                                                              23,338
-----------------------------------------------------------------          --------------
Change in other receivables/payables (net)                                        (13,340)
-----------------------------------------------------------------          --------------
Net increase (decrease) from operating activities                                (614,297)
-----------------------------------------------------------------          --------------

Net Increase in Cash and Foreign Currency                                         110,543
-----------------------------------------------------------------          --------------

Cash and Foreign Currency
Beginning of period                                                                 5,165
-----------------------------------------------------------------          --------------
End of period                                                              $      115,708
-----------------------------------------------------------------          --------------


8 PIMCO Funds See accompanying notes

Schedule of Investments

International Bond Fund
September 30, 1999 (Unaudited)
                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
ARUBA 0.5%
--------------------------------------------------------------------------------

Sanwa Finance Aruba AEC
   8.350% due 07/15/2009                          $        4,800     $    4,925
                                                                     -----------
Total Aruba                                                               4,925
                                                                     ===========
(Cost $4,797)

--------------------------------------------------------------------------------
 AUSTRALIA 0.8%
--------------------------------------------------------------------------------

Bankers Trust Australia
   5.366% due 06/02/2008(d)                       $        7,700          7,565
                                                                     -----------
Total Australia                                                           7,565
                                                                     ===========
(Cost $7,570)

--------------------------------------------------------------------------------
 BAHAMAS 0.0%
--------------------------------------------------------------------------------

Citibank NA Nassau
   9.750% due 04/26/2000                          $          350            351
                                                                     -----------
Total Bahamas                                                               351
                                                                     ===========
(Cost $350)

--------------------------------------------------------------------------------
 BELGIUM (e)(f) 2.9%
--------------------------------------------------------------------------------

Kingdom of Belgium
   3.750% due 03/28/2009 (j)                     EC       30,000         28,136
                                                                     -----------
Total Belgium                                                            28,136
                                                                     ===========
(Cost $27,529)

--------------------------------------------------------------------------------
 CANADA (e)(f) 6.2%
--------------------------------------------------------------------------------

Beneficial Canada, Inc.
   6.350% due 04/01/2002                         C$        4,070          2,789
Commonwealth of Canada
   8.500% due 03/01/2000                                  20,000         13,808
Province of Alberta
   8.000% due 03/01/2000                                  10,000          6,905
Province of Ontario
   4.733% due 09/16/2003(d)                               13,000          8,849
Province of Quebec
  10.000% due 04/26/2000                                  40,000         28,024
                                                                     -----------
Total Canada                                                             60,375
                                                                     ===========
(Cost $58,754)

--------------------------------------------------------------------------------
 CAYMAN ISLANDS (e)(f) 1.1%
--------------------------------------------------------------------------------

MBNA American Euro
   2.640% due 05/19/2004 (d)                     EC       10,000         10,614
                                                                     -----------
Total Cayman Islands                                                     10,614
                                                                     ===========
(Cost $10,620)

--------------------------------------------------------------------------------
 DENMARK (e)(f) 2.8%
--------------------------------------------------------------------------------

Danske Kredit Mortgage
   5.000% due 10/01/2029                         DK      104,434         12,737
Nykredit
   5.000% due 10/01/2029                                  20,553          2,492
Realkredit Danmark Mortgage
   5.000% due 10/01/2029                                  44,160          5,370
Unikredit Realkredit
   5.000% due 10/01/2029                                  54,046          6,598
                                                                     -----------
Total Denmark                                                            27,197
                                                                     ===========
(Cost $29,968)

--------------------------------------------------------------------------------
 FRANCE (e)(f) 0.5%
--------------------------------------------------------------------------------

AXA
   2.500% due 01/01/2014                         EC        1,385          1,402
Republic of France
   3.000% due 07/25/2009 (h)                               3,714          3,861
                                                                     -----------
Total France                                                              5,263
                                                                     ===========
(Cost $5,512)

--------------------------------------------------------------------------------
 GERMANY (e)(f) 14.1%
--------------------------------------------------------------------------------

Allgemeine Hypobank AG
   5.000% due 09/02/2009 (k)                     EC        3,800          3,860
Depfa Pfandbriefbank
   5.500% due 01/15/2010 (k)                              50,280         53,212
Hypothekenbank in Essen AG
   3.221% due 01/03/2000 (d)                               2,340          2,492
   4.750% due 08/11/2008 (k)                               4,420          4,461
Republic of Germany
   4.500% due 07/04/2009 (k)                              31,236         31,664
   4.750% due 07/04/2028 (k)                              40,000         36,488
Rheinische Hypothekenbank AG
   5.000% due 04/16/2008 (k)                               6,370          6,584
                                                                     -----------
Total Germany                                                           138,761
                                                                     ===========
(Cost $136,911)

--------------------------------------------------------------------------------
 GREECE (e)(f) 3.1%
--------------------------------------------------------------------------------

Hellenic Finance
   2.000% due 07/15/2003                         EC        2,400          2,629
Hellenic Republic
   5.828% due 06/06/2001 (d)                      $       16,300         16,375
  10.200% due 05/19/2003 (d)                     GD    1,100,000          3,640
  10.180% due 06/17/2003 (d)                           1,611,700          5,330
  13.100% due 10/23/2003 (d)                             710,400          2,359
                                                                     -----------
Total Greece                                                             30,333
                                                                     ===========
(Cost $32,088)

--------------------------------------------------------------------------------
 JAPAN (e)(f) 0.4%
--------------------------------------------------------------------------------

Nippon Telegraph & Telephone Corp.
   7.125% due 03/06/2000                         DM          270            149
SHL Corporation Limited
   0.493% due 10/25/2023 (d)                     JY      260,514          2,449
   0.794% due 12/25/2024 (d)                             116,000          1,091
                                                                     -----------
Total Japan                                                               3,689
                                                                     ===========
(Cost $3,250)

--------------------------------------------------------------------------------
 MALAYSIA 0.1%
--------------------------------------------------------------------------------

Republic of Malaysia
   6.875% due 05/15/2001                          $        1,200          1,187
                                                                     -----------
Total Malaysia                                                            1,187
                                                                     ===========
(Cost $1,199)

--------------------------------------------------------------------------------
 NETHERLANDS ANTILLES 0.0%
--------------------------------------------------------------------------------

Sumitomo Bank International Finance NV
   8.500% due 06/15/2009                          $          400            412
                                                                     -----------
Total Netherlands Antilles                                                  412
                                                                     ===========
(Cost $403)

--------------------------------------------------------------------------------
 NETHERLANDS (e)(f) 1.1%
--------------------------------------------------------------------------------

Deutsche Bank Financial
   5.218% due 12/17/2003 (d)                      $        5,000          4,988
Tecnost International NV
   4.487% due 06/23/2004 (d)                     EC        4,000          4,372
TPSA Finance BV
   7.750% due 12/10/2008                          $        1,350          1,313
                                                                     -----------
Total Netherlands                                                        10,673
                                                                     ===========
(Cost $10,490)

--------------------------------------------------------------------------------
 NEW ZEALAND (e)(f) 6.3%
--------------------------------------------------------------------------------

Commonwealth of New Zealand
   7.000% due 07/15/2009 (k)                     N$       65,000         33,752
   4.500% due 02/15/2016 (h)(k)                           54,670         28,252
                                                                     -----------
Total New Zealand                                                        62,004
                                                                     ===========
(Cost $67,733)

--------------------------------------------------------------------------------
 PORTUGAL (e)(f) 5.3%
--------------------------------------------------------------------------------

Portugal Government
   3.950% due 07/15/2009 (k)                     EC       54,300         51,471
                                                                     -----------
Total Portugal                                                           51,471
                                                                     ===========
(Cost $49,793)

                               1999 Semi-Annual Report See accompanying notes  9

International Bond Fund
September 30, 1999 (Unaudited)
                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
 SINGAPORE (e)(f) 1.8%
--------------------------------------------------------------------------------

Singapore Government
   4.375% due 10/15/2005                         S$       10,300     $    6,117
   4.375% due 01/15/2009                                  20,700         11,982
                                                                     -----------
Total Singapore                                                          18,099
                                                                     ===========
(Cost $18,030)

--------------------------------------------------------------------------------
 SOUTH KOREA (e)(f) 1.6%
--------------------------------------------------------------------------------

Export-Import Bank Korea
   3.179% due 03/20/2002 (d)                     DM        4,900          2,467
Hansol Paper Co. Limited
   7.079% due 05/24/2001 (d)                      $        2,000          2,000
Korea Development Bank
   8.650% due 01/26/2000                                   2,010          2,020
   9.600% due 12/01/2000                                   1,400          1,436
   2.850% due 05/14/2001 (d)                     DM        4,540          2,417
   2.770% due 05/21/2001                         JY      500,000          4,775
   1.875% due 02/13/2002                                  28,000            263
                                                                     -----------
Total South Korea                                                        15,378
                                                                     ===========
(Cost $14,891)

--------------------------------------------------------------------------------
 SUPRANATIONAL (e)(f) 6.2%
--------------------------------------------------------------------------------

European Investment Bank
   5.375% due 08/28/2007                         NK       28,000          3,441
International Bank for Reconstruction & Development
   6.875% due 07/14/2000                         BP        2,600          4,300
   7.000% due 09/18/2000                         N$       66,300         34,658
   7.250% due 04/09/2001                                  22,372         11,701
   7.000% due 06/07/2002                         BP        2,000          3,310
World Bank
  10.250% due 04/11/2002                         PP      155,000          3,516
                                                                     -----------
Total Supranational                                                      60,926
                                                                     ===========
(Cost $64,261)

--------------------------------------------------------------------------------
 SWEDEN (e)(f) 0.4%
--------------------------------------------------------------------------------

Kingdom of Sweden
  10.250% due 05/05/2000                         SK       28,000          3,557
                                                                     -----------
Total Sweden                                                              3,557
                                                                     ===========
(Cost $3,684)

--------------------------------------------------------------------------------
 TUNISIA (e)(f) 0.3%
--------------------------------------------------------------------------------

Banque Centrale De Tunisie
   7.500% due 08/06/2009                         EC        2,800          2,935
                                                                     -----------
Total Tunisia                                                             2,935
                                                                     ===========
(Cost $2,845)

--------------------------------------------------------------------------------
 UNITED KINGDOM (e)(f) 2.3%
--------------------------------------------------------------------------------

SCCR Series 1 Limited
   2.589% due 05/15/2000 (d)                     IL      200,000            110
United Kingdom Gilt
   8.000% due 06/10/2003 (k)                     BP       13,000         22,579
                                                                     -----------
Total United Kingdom                                                     22,689
                                                                     ===========
(Cost $22,636)

--------------------------------------------------------------------------------
 United States (e)(f) 88.1%
--------------------------------------------------------------------------------

Asset-Backed Securities 6.3%
Argentina Funding Corp.
   5.553% due 05/20/2003 (d)                      $          700            700
Banc One Auto Grantor Trust
   6.270% due 11/20/2003                                     536            537
Banc One Home Equity Trust
   6.460% due 06/25/2029                                   3,565          3,553
Champion Home Equity Loan Trust
   8.267% due 02/25/2028 (d)                               3,326          3,395
Charter Financial, Inc.
   6.590% due 02/25/2002                                   9,200          9,194
Chase Manhattan Grantor Trust
   6.610% due 09/15/2002                                     439            441
Comed Transitional Funding Trust
   5.380% due 03/25/2002                                     538            538
Contimortgage Home Equity Loan Trust
   6.420% due 04/25/2014                                   1,825          1,822
Daimler-Benz Vehicle Trust
   5.230% due 12/20/2001                                   1,958          1,956
Emergent Home Equity Loan Trust
   6.745% due 05/15/2012                                   1,050          1,049
Green Tree Home Equity Loan Trust
   6.290% due 10/15/2013                                   7,404          7,392
IKON Receivables LLC
   5.600% due 05/15/2005                                   2,900          2,890
Illinois Power Special Purpose Trust
   5.390% due 06/25/2002                                     431            431
Metris Master Trust
   5.943% due 04/20/2006 (d)                               2,500          2,519
Nissan Auto Receivables Grantor Trust
   5.450% due 04/15/2004                                   1,324          1,321
Pacific Southwest Bank
   6.060% due 06/15/2002                                     805            805
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                                   1,930          1,928
Salomon Brothers Mortgage Securities
   5.960% due 11/10/2029                                   4,900          4,900
The Money Store Home Equity Trust
   6.490% due 10/15/2026                                     530            523
United Panam Mortgage Loan Asset Backed Certificate
   5.830% due 09/25/2029                                  15,374         15,374
                                                                     -----------
                                                                         61,268
                                                                     ===========

Corporate Bonds & Notes 20.1%
AT&T Capital Corp.
   5.561% due 04/23/2002 (d)                               4,500          4,413
BankAmerica Corp.
   5.420% due 08/01/2002 (d)                               3,000          3,009
Bear Stearns Co., Inc.
   5.620% due 05/07/2002 (d)                               2,300          2,300
   5.778% due 05/16/2003 (d)                              17,200         17,175
Conagra, Inc.
   5.711% due 06/12/2000 (d)                               2,000          1,997
CSFP Credit
   5.528% due 11/19/2004 (j)                              28,450         28,735
CSX Corp.
   5.790% due 06/15/2000 (d)                               2,000          2,005
DaimlerChrysler NA Holdings
   5.748% due 08/23/2002 (d)                               8,910          8,890
Ford Credit Auto Owner Trust
   5.810% due 03/15/2002                                   8,000          7,985
General Motors Acceptance Corp.
   5.560% due 04/05/2004 (d)                              17,040         16,980
Goldman Sachs Group
   5.440% due 01/08/2001 (d)                              11,000         11,066
Household Finance Corp.
   5.749% due 08/06/2002 (d)                               5,420          5,411
J.P. Morgan & Co.
   5.459% due 02/15/2012                                     570            500
Lehman Brothers Holdings, Inc.
   6.375% due 05/07/2002                                  15,600         15,402
Limited, Inc.
   6.281% due 11/22/2000 (d)                               3,800          3,800
Merrill Lynch & Co.
   5.393% due 11/01/2001 (d)                               1,370          1,366
MGM Grand, Inc.
   6.950% due 02/01/2005                                     490            459
Morgan Stanley, Dean Witter, Discover and Co.
   5.250% due 04/22/2004 (d)                              15,400         15,400
Prudential Funding Corp.
   5.024% due 12/21/2000 (d)                               7,900          7,879
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (f)                              12,822         12,481
   6.160% due 10/21/2002 (d)                     BP        2,480          4,067
Sprint Corp.
   5.875% due 05/01/2004                          $          760            729
Tennessee Valley Authority
   3.375% due 01/15/2007                                   3,645          3,368

10  PIMCO Funds See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
Texas Utilities Co.
   6.064% due 06/25/2001                          $       11,700     $   11,669
   6.438% due 09/24/2001                                   4,300          4,300
Toyota Motor Credit Corp.
   8.210% due 03/03/2000                         IL    3,485,000          1,953
TRW, Inc.
   5.930% due 06/28/2000 (d)                      $        4,200          4,193
                                                                     -----------
                                                                        197,532
                                                                     ===========

Mortgage-Backed Securities 22.1%
Bank of America Mortgage Securities
   6.500% due 05/25/2029                                     500            458
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                                   2,429          2,423
Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                                   2,416          2,409
   6.500% due 03/25/2029                                     170            156
Countrywide Home Loans
   6.750% due 08/25/2028                                   1,387          1,381
Crusade Global Trust
   5.844% due 02/15/2030 (d)                              23,800         23,800
Federal Home Loan Mortgage Corp.
   6.500% due 08/15/2023                                   2,961          2,932
   6.000% due 10/14/2028                                  41,600         38,831
Federal National Mortgage Assn.
   5.500% due 02/25/2005                                     101            100
   7.000% due 02/25/2020                                   5,550          5,557
   6.813% due 10/01/2027 (d)                              10,629         10,744
Government National Mortgage Assn.
   6.500% due 10/21/2029                                   8,300          7,936
   7.000% due 10/21/2029-11/22/2029 (g)                   14,440         12,992
   7.500% due 10/21/2029-12/20/2029 (g)                  130,000        100,200
Nationslink Funding Corp.
   5.638% due 04/10/2007 (d)                               1,867          1,867
Prudential Home Mortgage Securities
   6.800% due 05/25/2024                                     431            382
Residential Funding Mortgage Securities, Inc.
   6.750% due 06/25/2028                                   1,344          1,339
Resolution Trust Corp.
   6.290% due 06/25/2021 (d)                                 918            933
Structured Asset Mortgage Investments, Inc.
   6.584% due 06/25/2029 (d)                               1,918          1,869
                                                                     -----------
                                                                        216,309
                                                                     ===========

U.S. Government Agencies 12.9%
Federal Home Loan Bank
   4.842% due 02/15/2002 (d)                              31,480         30,743
   6.000% due 05/12/2000 (d)                              28,200         27,830
Federal National Mortgage Assn.
   7.250% due 06/20/2002 (k)                     N$      116,650         60,827
Student Loan Marketing Assn.
   4.129% due 02/20/2000 (d)                      $        1,750          1,742
   5.195% due 10/25/2004 (d)                               1,512          1,509
   5.257% due 10/25/2007 (d)                               3,500          3,490
                                                                     -----------
                                                                        126,141
                                                                     ===========

U.S. Treasury Obligations 26.7%
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (h)(k)                           36,083         35,858
   3.625% due 07/15/2002 (h)                              45,096         44,814
U.S. Treasury Bonds
  12.500% due 08/15/2014 (k)                              61,490         89,064
U.S. Treasury Notes
   6.500% due 05/31/2002 (k)                              76,000         77,473
   5.500% due 02/29/2000 (b)                               6,760          6,773
   6.000% due 08/15/2004                                   8,000          8,080
                                                                     -----------
                                                                        262,062
                                                                     -----------
Total United States                                                     863,312
(Cost $864,407)                                                      ===========


--------------------------------------------------------------------------------
 PURCHASED CALL OPTIONS (e)(f) 2.3%
--------------------------------------------------------------------------------

Government of Japan March Futures (OTC)
    Strike @ 142.000 Exp. 02/29/2000             JY      190,000             71
Japanese Yen vs. Eurodollar (OTC)
    Strike @ 114.00 Exp. 12/22/1999              EC       94,500          1,684
Republic of Germany (OTC)
   4.750% due 07/04/2028
    Strike @ 65.000 Exp. 01/18/2000              EC       21,250          4,643
United Kingdom Gilt (OTC)
   8.000% due 06/10/2003
    Strike @ 95.000 Exp. 02/16/2000              BP      100,000         16,188
Eurobond Futures (EUX)
    Strike @ 115.000 Exp. 11/24/1999             EC      110,000             12

                                                                     -----------
Total Purchased Call Options                                             22,598
(Cost $21,901)                                                       ===========


--------------------------------------------------------------------------------
 PURCHASED PUT OPTIONS 0.6%
--------------------------------------------------------------------------------

Interest Rate Swap (OTC)
    Strike @ 6.280% Exp. 04/29/2002               $       10,300          1,182
Japanese Yen vs. Euro (OTC)
    Strike @ 125.000 Exp. 10/15/1999                      13,460              1
Japanese Yen vs. U.S. Dollar (OTC)
    Strike @ 120.000 Exp. 10/15/1999                      19,900              0
Japanese Yen vs. U.S. Dollar (OTC)
    Strike @ 120.000 Exp. 10/15/1999                      13,300              0
United Kingdom Gilt (OTC)
   8.000% due 06/07/2021
    Strike @ 170.000 Exp. 01/18/2000                      10,000          4,945

                                                                     -----------
Total Purchased Put Options                                               6,128
(Cost $6,029)                                                        ===========


--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 5.3%
--------------------------------------------------------------------------------

Certificate of Deposit 1.1%
Commerzbank AG
   6.200% due 05/10/2000 (d)                              11,160         11,076
                                                                     -----------

Commercial Paper 3.6%
American Express
   5.340% due 10/27/1999                                   1,800          1,793
MCI Worldcom, Inc.
   5.360% due 01/27/2000                                   5,500          5,401
Texas Utilities Co.
   5.260% due 01/21/2000                                     400            393
US West Capital Funding
   5.960% due 03/24/2000                                  10,550         10,258
US West Communications
   6.290% due 03/24/2000                                   2,000          1,945
   6.220% due 03/24/2000                                   6,000          5,834
Williams Holdings
   5.360%due01/25/2000                                    13,500          9,726
                                                                     -----------
                                                                         35,350
                                                                     ===========
Repurchase Agreement 0.3%
State Street Bank
   4.800% due 10/01/1999                                   3,202          3,202
                                                                     -----------
   (Dated 09/30/1999. Collateralized by Federal
   National Mortgage Association 5.310%
   05/18/2001 valued at $3,269,672 Repurchase
   proceeds are $3,202,427.)


U.S. Treasury Bills (b)(g) 0.3%
   4.800% due 01/13/2000-02/17/2000                        2,640          2,599
                                                                     -----------

Total Short-Term Instruments                                             52,227
(Cost $52,280)                                                       ===========


Total Investments (a) 154.1%                                         $1,510,805
(Cost $1,517,931)

Written Options (c) (0.2%)                                               (1,863)
(Premiums $1,650)

Other Assets and Liabilities (Net) (53.9%)                             (528,800)
                                                                     -----------

Net Assets 100.0%                                                    $  980,142
                                                                     ===========

                              1999 Semi-Annual Report See accompanying notes  11

International Bond Fund
September 30, 1999 (Unaudited)


--------------------------------------------------------------------------------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                       $   10,515

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (17,641)
                                                                     -----------

Unrealized depreciation-net                                          $   (7,126)
                                                                     ===========
(b) Securities with an aggregate market value of $9,372 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1999:

                                                                      Unrealized
                                                            # of   Appreciation/
Type                                                   Contracts  (Depreciation)
--------------------------------------------------------------------------------
Government of Japan 10 Year Note (03/2000)                   190     $   (3,110)
Eurodollar September Futures (09/2000)                        70            (40)
Australia  90 Day (09/2000)                                  110             36
10 Year Eurobond (12/1999)                                   950            597
                                                                     -----------
                                                                     $   (2,517)
                                                                     ===========

(c) Premiums received on written options:

                                               # of
Type                                      Contracts      Premium          Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 120.000 Exp. 11/20/1999             413    $     224     $       45
Put - CBOT U.S. Treasury Bond December Futures
   Strike @ 110.000 Exp. 11/20/1999             413          146            136
Put - OTC U.S. Treasury Note
   5.250% due 05/2004
   Strike @ 95.469 Exp. 10/15/1999            5,700           24              0
Put - OTC Japanese Yen vs. US Dollar
   Strike @ 120.000 Exp. 10/15/1999          13,300           73              0
Put - OTC Japanese Yen vs. Eurodollar
   Strike @ 125.000 Exp. 10/15/1999          13,460          191              1
Put - OTC Eurodollar vs. Japanese Yen
   Strike @ 112.000 Exp. 11/26/1999          10,650          145            182
Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.280%  Exp. 04/29/2000          19,000          752          1,418
Put - LIFFE BP 90 Day LIBOR
   Strike @ 93.000  Exp. 09/20/2000              86           95             81
                                                       ------------------------
                                                       $   1,650     $    1,863
                                                       ========================

(d) Variable rate security. The rate listed is as of September 30, 1999.

--------------------------------------------------------------------------------

(e) Foreign forward currency contracts outstanding at September 30, 1999:

                          Principal
                             Amount                                  Unrealized
                         Covered by           Settlement          Appreciation/
Type    Currency           Contract                Month         (Depreciation)
-------------------------------------------------------------------------------
Buy           A$             24,831              10/1999         $          510
Sell                         17,158              10/1999                    (96)
Sell                          9,490              01/2000                    (18)
Sell          BP             21,034              10/1999                   (449)
Buy           C$            100,147              10/1999                   (789)
Sell          DK            251,781              10/1999                   (345)
Buy                          83,280              11/1999                     65
Sell                        178,977              11/1999                   (190)
Buy                          78,508              01/2000                     25
Sell                        110,323              01/2000                    (27)
Buy                          48,612              02/2000                    167
Sell                         18,719              02/2000                    (42)
Buy           EC             10,870              10/1999                     55
Sell                         25,534              10/1999                   (295)
Buy                          32,321              11/1999                    602
Sell                         14,937              11/1999                   (285)
Sell                          3,123              01/2000                    (99)
Sell                          1,992              02/2000                     17
Sell                          1,386              03/2000                    (29)
Sell          GD          3,707,366              01/2000                   (209)
Sell          H$            337,650              02/2000                   (140)
Sell                        205,341              09/2000                     (4)
Buy           JY              7,600              10/1999                     (1)
Buy                       1,355,259              02/2000                   (299)
Sell                      3,655,024              02/2000                   (315)
Buy           N$             22,364              10/1999                    (99)
Sell                        132,345              10/1999                    732
Sell                         98,999              11/1999                    593
Sell          NK             11,013              10/1999                     (2)
Sell                         16,715              02/2000                    (66)
Buy           PZ             22,859              01/2000                   (229)
Buy                          14,330              02/2000                   (118)
Buy                          10,870              03/2000                     12
Sell          S$             30,806              02/2000                    (73)
Buy           SK             61,000              10/1999                     84
Sell                         23,463              10/1999                     11
                                                                 ---------------
                                                                 $       (1,346)
                                                                 ===============
(f) Principal amount denoted in indicated currency:

       A$ -  Australian Dollar
       BP -  British Pound
       C$ -  Canadian Dollar
       DK -  Danish Krone
       DM -  German Mark
       EC -  European Currency Unit
       GD -  Greek Drachma
       H$ -  Hong Kong Dollar
       JY -  Japanese Yen
       IL -  Italian Lira
       N$ -  New Zealand Dollar
       NK -  Norwegian Kron
       PP -  Philippines Peso
       PZ -  Polish Zloty
       S$ -  Singapore Dollar
       SK -  Swedish Krona

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Prinicpal amount of the security is adjusted for inflation.

12  PIMCO Funds See accompanying notes

--------------------------------------------------------------------------------
(i) Swap agreements outstanding at September 30, 1999:

                                                                     Unrealized
                                                       Notional   Appreciation/
Type                                                     Amount    Depreciation
--------------------------------------------------------------------------------
Receive fixed rate equal to 6.032% and pay floating rate based on 3 month LIBOR.

Broker: Goldman Sachs
Exp. 04/01/2009                                    $     55,000   $      (3,132)

Receive fixed rate equal to 5.948% and pay floating rate based on 3 month LIBOR.

Broker: Merrill Lynch
Exp. 03/26/2009                                          45,000          (2,744)

Receive fixed rate equal to 6.603% and pay floating rate based on 3 month LIBOR.

Broker: Lehman Brothers, Inc.
Exp. 10/01/2004                                          50,000              73

Receive fixed rate equal to 5.060% and pay floating rate based on 3 month
Australian Bank Bill.

Broker: Deutsche Bank AG
Exp. 04/14/2002                                   A$    150,000          (2,236)

Receive fixed rate equal to 8.000% and pay floating rate based on 3 month New
Zealand Bank Bill.

Broker: Deutsche Bank AG
Exp. 09/13/2009                                   N$    100,000             227

Receive fixed rate equal to 6.190% and pay floating rate based on 3 month New
Zealand Bank Bill.

Broker: Deutsche Bank AG
Exp. 06/10/2002                                         200,000          (1,988)

Receive fixed rate equal to 7.470% and pay floating rate based on 3 month New
Zealand Bank Bill.

Broker: Citibank
Exp. 08/31/2001                                          50,000             419

Receive fixed rate equal to 7.710% and pay floating rate based on 3 month New
Zealand Bank Bill.

Broker: Deutsche Bank AG
Exp. 09/04/2001                                          50,000              75

Receive fixed rate equal to 7.600% and pay floating rate based on 3 month New Zealand Bank Bill.

Broker: Deutsche Bank AG
Exp. 09/25/2001                                         100,000              71

Receive fixed rate equal to 6.750% and pay floating rate based on 3 month New Zealand Bank Bill.

Broker: Deutsche Bank AG
Exp. 03/15/2002                                          50,000             (50)

Receive fixed rate equal to 7.470% and pay floating rate based on 3 month New Zealand Bank Bill.

Broker: Citibank
Exp. 04/15/2004                                          86,400             (45)

Receive fixed rate equal to 7.870% and pay floating rate based on 3 month New Zealand Bank Bill.

Broker: Citibank
Exp. 10/05/2009                                  N$      50,000   $        (102)

Receive fixed rate equal to 7.880% and pay floating rate based on 3 month New Zealand Bank Bill.

Broker: Deutsche Bank AG
Exp. 07/15/2009                                          52,000             (56)

Receive fixed rate equal to 7.910% and pay floating rate based on 3 month New Zealand Bank Bill.

Broker: Deutsche Bank AG
Exp. 07/15/2009                                          65,000              62

Receive fixed rate equal to 7.480% and pay floating rate based on 3 month New Zealand Bank Bill.

Broker: Deutsche Bank AG
Exp. 10/04/2001                                         100,000             (24)
                                                                  --------------
                                                                  $      (9,450)
                                                                  ==============

(j) Restricted security.

(k) Subject to a financing transaction.

                              1999 Semi-Annual Report See accompanying notes  13

Schedule of Investments

Emerging Markets Bond Fund II
September 30, 1999 (Unaudited)

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
 ARGENTINA (c) 1.3%
--------------------------------------------------------------------------------
City of Buenos Aires
  10.500% due 05/28/2004                        AP        1,000   $         735
Republic of Argentina
   8.750% due 07/10/2002                                  2,500           2,069
                                                                  --------------
Total Argentina                                                           2,804
(Cost $2,875)                                                     ==============

--------------------------------------------------------------------------------
 BRAZIL 5.9%
--------------------------------------------------------------------------------

Republic of Brazil
  11.625% due 04/15/2004                         $        3,000           2,828
   5.875% due 04/15/2006 (d)                              6,175           4,894
   8.000% due 04/15/2014                                  8,307           5,286
                                                                  --------------
Total Brazil                                                             13,008
(Cost $12,679)                                                    ==============

--------------------------------------------------------------------------------
 BULGARIA 4.3%
--------------------------------------------------------------------------------

Republic of Bulgaria
   6.500% due 07/28/2011 (d)                     $        5,250           3,721
   6.500% due 07/28/2024 (d)                              8,250           5,672
                                                                  --------------
Total Bulgaria                                                            9,393
(Cost $9,401)                                                     ==============

--------------------------------------------------------------------------------
 CAYMAN ISLANDS 3.5%
--------------------------------------------------------------------------------

Nacional Financiera
   6.875% due 05/08/2003 (d)                     $        8,000           7,640
                                                                  --------------
Total Cayman Islands                                                      7,640
(Cost $7,314)                                                     ==============

--------------------------------------------------------------------------------
 CHILE 2.3%
--------------------------------------------------------------------------------

Embotelladora Arica SA
   9.875% due 03/15/2006                         $        2,500           2,601
Republic of Chile
   6.875% due 04/28/2009                                  2,500           2,349
                                                                  --------------
Total Chile                                                               4,950
(Cost $4,983)                                                     ==============

--------------------------------------------------------------------------------
 COLOMBIA 3.4%
--------------------------------------------------------------------------------

Republic of Colombia
  10.875% due 03/09/2004                         $        1,250           1,233
   7.625% due 02/15/2007                                  7,250           5,647
   9.750% due 04/23/2009                                    600             515
                                                                  --------------
Total Colombia                                                            7,395
(Cost $7,246)                                                     ==============

--------------------------------------------------------------------------------
 JORDAN 0.3%
--------------------------------------------------------------------------------
Kingdom of Jordan
   5.500% due 12/23/2023                         $          950             576
                                                                  --------------
Total Jordan                                                                576
(Cost $571)                                                       ==============

--------------------------------------------------------------------------------
 KAZAKHSTAN 0.2%
--------------------------------------------------------------------------------

Republic of Kazakhstan
  13.625% due 10/18/2004                         $          500             495
                                                                  --------------
Total Kazakhstan                                                            495
(Cost $494)                                                       ==============

--------------------------------------------------------------------------------
 MALAYSIA 0.5%
--------------------------------------------------------------------------------

Malaysia
   6.875% due 05/15/2001                         $        1,000             989
                                                                  --------------
Total Malaysia                                                              989
(Cost $999)                                                       ==============

--------------------------------------------------------------------------------
 MEXICO (b)(c) 24.7%
--------------------------------------------------------------------------------

Alestra SA DE RL DE CV
   12.125% due 05/15/2006                        $        2,500           2,406
Banco Nacional de Comercio Exterior
   7.250% due 02/02/2004                         $        4,500   $       4,084
Petroleos Mexicanos
   9.520% due 07/15/2005 (d)                              7,000           6,191
   9.375% due 12/02/2008                                  3,000           3,056
United Mexican States
   5.750% due 04/07/2000 (d)                              1,000             989
   3.100% due 04/24/2002                        JY      300,000           2,793
  10.375% due 01/29/2003                        DM        2,500           1,467
   9.060% due 04/07/2004 (d)                     $        5,800           5,832
  10.375% due 02/17/2009                                  9,800           9,935
   5.875% due 12/31/2019 (d)                              5,650           4,869
   6.068% due 12/31/2019 (d)                              1,750           1,492
   6.250% due 12/31/2019                                 19,800          10,921
                                                                  --------------
Total Mexico                                                             54,035
(Cost $54,014)                                                    ==============

--------------------------------------------------------------------------------
 NETHERLANDS 3.3%
--------------------------------------------------------------------------------

TPSA Finance BV
   7.750% due 12/10/2008                         $        7,360           7,160
                                                                  --------------
Total Netherlands                                                         7,160
(Cost $7,234)                                                     ==============

--------------------------------------------------------------------------------
 PHILIPPINES (b)(c) 14.9%
--------------------------------------------------------------------------------

Central Bank Philippines
   6.000% due 06/01/2008 (d)                     $        5,500           5,088
Philippine Long Distance Telephone Co.
  10.500% due 04/15/2009                                  6,000           5,849
Republic of Philippines
   8.000% due 09/17/2004                        EC        4,000           4,367
   6.377% due 01/05/2005 (d)                     $        3,667           3,502
   6.000% due 12/01/2007                                  8,000           7,380
   8.875% due 04/15/2008                                  5,750           5,621
   6.500% due 12/01/2017                                  1,000             841
                                                                  --------------
Total Philippines                                                        32,648
(Cost $32,654)                                                    ==============

--------------------------------------------------------------------------------
 POLAND 8.9%
--------------------------------------------------------------------------------

Republic of Poland
   5.000% due 10/27/2014                         $       10,250           9,020
   3.000% due 10/27/2024 (d)                             14,750           8,980
   4.000% due 10/27/2024                                  2,250           1,451
                                                                  --------------
Total Poland                                                             19,451
(Cost $19,705)                                                    ==============

--------------------------------------------------------------------------------
 QATAR 4.8%
--------------------------------------------------------------------------------

State of Qatar
   6.668% due 02/18/2004 (d)                     $        2,000           2,025
   9.500% due 05/21/2009                                  8,250           8,518
                                                                  --------------
Total Qatar                                                              10,543
(Cost $10,166)                                                    ==============

--------------------------------------------------------------------------------
 SOUTH KOREA 11.8%
--------------------------------------------------------------------------------

Korea Development Bank
   8.008% due 06/16/2003 (d)                     $        1,000             980
Korean Export-Import Bank
   7.100% due 03/15/2007                                  7,050           6,928
Republic of Korea
   7.594% due 04/08/2000 (d)                              2,000           2,008
   8.875% due 04/15/2008 (e)                              9,750          10,075
SK Telecom Co. Limited
   7.750% due 04/29/2004                                  6,000           5,830
                                                                  --------------
Total South Korea                                                        25,821
(Cost $24,530)                                                    ==============

--------------------------------------------------------------------------------
 TUNISIA (b)(c) 2.2%
--------------------------------------------------------------------------------

Banque Centrale De Tunisie
   7.500% due 08/06/2009                        EC        4,700           4,927
                                                                  --------------
Total Tunisia                                                             4,927
(Cost $4,776)                                                     ==============


14 PIMCO Funds  See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
 UNITED STATES 3.3%
--------------------------------------------------------------------------------

Corporate Bonds & Notes 3.3%
Bancomext Trust Division
   8.000% due 08/05/2003                         $        4,627   $       4,476
Lehman Brothers Holdings, Inc.
   5.824% due 11/30/2006 (d)                              1,910           1,671
National Power Corp.
   7.625% due 11/15/2000                                  1,000             999
                                                                  --------------
Total United States                                                       7,146
(Cost $7,129)                                                     ==============

--------------------------------------------------------------------------------
 URUGUAY 4.4%
--------------------------------------------------------------------------------

Republica Orient Uruguay
   7.250% due 05/04/2009                         $       10,000           9,600
                                                                  --------------
Total Uruguay                                                             9,600
(Cost $9,945)                                                     ==============

--------------------------------------------------------------------------------
 VENEZUELA 0.1%
--------------------------------------------------------------------------------

Republic of Venezuela
   9.250% due 09/15/2027                         $          200             132
                                                                  --------------
Total Venezuela                                                             132
(Cost $129)                                                       ==============

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 1.1%
--------------------------------------------------------------------------------

Commercial Paper 1.0%
American Express
   5.280% due 10/27/1999                         $        1,000             996
Bellsouth Telecom
   5.310% due 10/06/1999                                    700             699
IBM Credit Corp.
   5.310% due 10/04/1999                                    500             500
                                                                  --------------
                                                                          2,195
                                                                  ==============
Repurchase Agreement 0.1%
State Street Bank
   4.800% due 10/01/1999                                    181             181
   (Dated 09/30/1999. Collateralized by Federal
   National Mortgage Association 0.000%
   12/13/1999 valued at $188,100. Repurchase
   proceeds are $181,024.)

                                                                  --------------
Total Short-Term Instruments                                              2,376
(Cost $2,376)                                                     ==============

Total Investments (a) 101.2%                                      $     221,089
(Cost $219,219)

Other Assets and Liabilities (Net) (1.2%)                               (2,725)
                                                                  --------------
Net Assets 100.0%                                                 $     218,364
                                                                  ==============


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1999, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                         $       4,455

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (2,585)
                                                                  --------------

Unrealized appreciation-net                                       $       1,870
                                                                  ==============

--------------------------------------------------------------------------------
(b) Foreign forward currency contracts outstanding at September 30, 1999:

                              Principal
                                 Amount                             Unrealized
                             Covered by        Settlement        Appreciation/
Type        Currency           Contract             Month        (Depreciation)
--------------------------------------------------------------------------------

Sell              EC              8,292           10/1999         $          (8)
Sell                              2,178           11/1999                   (40)
Sell                                262           02/2000                    (6)
Sell                                386           03/2000                   (11)
Sell              JY            304,176           02/2000                   (61)
Buy               PZ              2,000           02/2000                   (13)
Buy                               3,000           03/2000                     2
                                                                  --------------
                                                                  $        (137)
                                                                  ==============

(c) Principal amount denoted in indicated currency:

       AP - Argentina Peso
       DM - German Mark
       EC - European Currency Unit
       JY - Japanese Yen
       PZ - Polish Zloty

(d) Variable rate security. The rate listed is as of September 30, 1999.

(e) Subject to a financing transaction.


                              1999 Semi-Annual Report See accompanying notes  15

Notes to Financial Statements
September 30, 1999 (Unaudited)


    1.  Organization

    PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 28 separate investment funds. The International Bond and Emerging Markets Bond II Funds (the "Funds") are a series of the Trust. The following is a summary of significant accounting policies followed in the preparation of the Funds' financial statements. The policies are in conformity with generally accepted accounting principles.

    2.  Significant Accounting Policies

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of sixty days or less), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments having a maturity of sixty days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

    Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

16 PIMCO Funds

    Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of Emerging Markets Bond Fund II, are declared on each day the Trust is open for business and are distributed to shareholders monthly. International Bond Fund declares and distributes dividends representing substantially all net investment income on a quarterly basis. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

        Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

        Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend and distributions.

    Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

    Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

    Financing Transactions. A Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs.

    Futures and Options. The Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

                                                      1999 Semi-Annual Report 17

September 30, 1999 (Unaudited)


    Forward Currency Contracts. The Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

    Swaps. The Funds are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

    Delayed Delivery Transactions. A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

    Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though principal is not received until maturity.

    Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

18 PIMCO Funds

    Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

    3.  Fees, Expenses, and Related Party Transactions

    Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. which serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at the annual rate of 0.25% for the International Bond Fund and 0.45% for the Emerging Markets Bond Fund II.

    Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class's average daily net assets. The Administration Fee is charged at the annual rate of 0.25% for the International Bond Fund and 0.40% for the Emerging Markets Bond Fund II.

    Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees;
    (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses;
    (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit;
    (vi) extraordinary expenses, including costs of litigation and indemnification expenses; and (vii) expenses, such as organizational expenses. Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

    Distributor. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Funds' shares.

    4.  Purchases and Sales of Securities

    Purchases and sales of investment securities (excluding short-term instruments) for the period ended September 30, 1999 were as follows (amounts in thousands):


                                            U.S. Government/Agency                        All Other
                                       ---------------------------------------------------------------------
                                        Purchases                Sales        Purchases                Sales
------------------------------------------------------------------------------------------------------------
International Bond Fund                $2,196,099           $1,797,238       $2,393,934           $1,820,653
Emerging Markets Bond Fund II                   0                  355          173,390               83,896


                                                      1999 Semi-Annual Report 19

Notes to Financial Statements
September 30, 1999 (Unaudited)


    5.  Transactions in Written Call and Put Options

    Transactions in written call and put options were as follows (amounts in thousands):

                                                        International Bond Fund
                                                        ------------------------
                                                                        Premium
                                                        ------------------------

Balance at 03/31/1999                                               $        46
----------------------------------------------------    ------------------------
Sales                                                                     1,807
----------------------------------------------------    ------------------------
Closing Buys                                                                  0
----------------------------------------------------    ------------------------
Expirations                                                                (203)
----------------------------------------------------    ------------------------
Exercised                                                                     0
----------------------------------------------------    ------------------------
Balance at 09/30/1999                                               $     1,650
====================================================    ========================


6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):


                                                International Bond Fund                        Emerging Markets Bond Fund II
                                   -----------------------------------------------   ----------------------------------------------
                                   Period Ended 09/30/1999   Year Ended 03/31/1999   Period Ended 09/30/1999  Year Ended 03/31/1999
                                       Shares       Amount     Shares       Amount       Shares       Amount    Shares       Amount
---------------------------------  -----------------------------------------------   ----------------------------------------------
Receipts for shares sold               41,623    $ 290,993     50,859    $ 432,838        7,921    $  76,300    21,960    $ 210,500
---------------------------------  -----------------------------------------------   ----------------------------------------------
Issued as reinvestment
   of distributions                       884        6,055      4,333       34,207          793        7,544       622        5,755
---------------------------------  -----------------------------------------------   ----------------------------------------------
Cost of shares redeemed                (1,755)     (12,260)   (55,223)    (471,395)        (877)      (8,250)   (7,475)     (67,025)
---------------------------------  -----------------------------------------------   ----------------------------------------------
Net increase (decrease) resulting
   from Fund share transactions        40,752    $ 284,788        (31)      (4,350)       7,837    $  75,594    15,107    $ 149,230
=================================  ===============================================   ==============================================

7. Federal Income Tax Matters

As of March 31, 1999, the Funds listed in the table below had remaining capital loss carryforwards that were realized during the year.

Additionally, the International Bond and Emerging Markets Bond II Funds realized capital losses and/or foreign currency losses during the period November 1, 1998 through March 31, 1999 which the Fund elected to defer to the following fiscal year pursuant to income tax regulations. The amounts are $494,814 and $15,859 respectively. Each Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                                  Capital Loss Carryforwards
                                       -----------------------------------------
                                           Realized Losses          Expiration
--------------------------------------------------------------------------------

Emerging Markets Bond Fund II               $    6,667,933          03/31/2007

20 PIMCO Funds

Pacific Investment Management Company is responsible for the management and administration of the PIMCO Funds. Founded in 1971, Pacific Investment Management Company currently manages assets in excess of $181 billion on behalf of mutual fund and institutional clients located around the world.

PIMCO Advisors Holdings L.P. is the nation's third largest publicly traded investment management firm with assets under management in excess of $256 billion. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and instititutional clients worldwide.

Its investment firms are:

Pacific Investment Management Company/Newport Beach, California
Oppenheimer Capital/New York, New York
Cadence Capital Management/Boston, Massachusetts
NFJ Investment Group/Dallas, Texas
Parametric Portfolio Associates/Seattle, Washington
PIMCO Equity Advisors/New York, New York, a division of PIMCO Advisors L.P.

Units of PIMCO Advisors Holdings L.P. trade on the New York Stock Exchange under the ticker symbol "PA."




Trustees and Officers
     Brent R. Harris Chairman and Trustee
     R. Wesley Burns President and Trustee
     Guilford C. Babcock Trustee
     Vern O. Curtis Trustee
     Thomas P. Kemp Trustee
     William J. Popejoy Trustee
     Garlin G. Flynn Secretary
     John P. Hardaway Treasurer

Investment Adviser and Administrator
     Pacific Investment Management Company
     840 Newport Center Drive, Suite 300
     Newport Beach, California 92660

Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent
     National Financial Data Services
     330 W. 9th Street, 4th Floor
     Kansas City, MO 64105

Counsel
     Dechert Price & Rhoads
     1775 Eye Street, N.W.
     Washington, D.C. 20006-2401

Independent Accountants
     PricewaterhouseCoopers LLP
     1055 Broadway
     Kansas City, Missouri 64105

P I M C O
---------
    FUNDS
    -----



840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
WWW.PIMCO.COM


This report is submitted for the general information of the shareholders of the PIMCO International Bond Fund and Pimco Emerging Markets Bond Fund II. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.

PIMCO Funds Distributors LLC
2187 Atlantic Street, Stamford, CT 06902